UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
BlackRock Advantage Emerging Markets Fund
BlackRock Defensive Advantage Emerging Markets Fund
BlackRock Global Equity Market Neutral Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
4/30/2026
Date of reporting period:
4/30/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Advantage Emerging Markets Fund

Institutional Shares | BLSIX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$110	0.88%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Institutional Shares returned 49.07%.
  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68%.
What contributed to performance?
The Fund delivered strong absolute returns, supported primarily by macro, sentiment, and quality-related insights. Macro and industry thematic positioning made the strongest contributions, led by trend-following measures that successfully captured leadership in semiconductors and technology hardware, as well as broader themes related to the artificial intelligence supply chain. Sentiment insights, which adapted well to changing market conditions, also helped results. Quality-related insights further boosted returns through positioning in companies with improving balance sheet characteristics and stronger earnings quality. Information technology was by far the largest contributor from a sector perspective, with additional gains in financials, industrials, and materials. Country performance was strongest in Taiwan and South Korea, led by holdings in semiconductors, computer equipment, and diversified financials. The Fund's cash position had no material impact on performance.
What detracted from performance?
While the Fund’s overall performance was strong, traditional valuation measures detracted. The shortfall was most notable in companies with weaker sales and earnings characteristics. Certain quality and linkage-based insights (i.e., comparisons of similar companies) also hurt results, with the largest effect coming from those associated with Chinese consumer demand, mobile usage trends, and green innovation themes. Positioning in the consumer discretionary, healthcare, and consumer staples sectors weighed on returns, while India was a modest detractor at the country level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	49.07%	4.74%	6.16%
MSCI Emerging Markets Index (Net)	46.68	6.05	9.23
Key Fund statistics
Net Assets	$64,410,900
Number of Portfolio Holdings	432
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	224%
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Emerging Markets Long/Short Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Taiwan	26.0%
China	20.4%
South Korea	17.2%
India	11.1%
United States	5.6%
Brazil	3.5%
Saudi Arabia	2.8%
South Africa	2.5%
Thailand	2.0%
Mexico	1.3%
Other#	7.0%
Other Assets Less Liabilities	0.6%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Emerging Markets Fund
Institutional Shares | BLSIX
Annual Shareholder Report — April 30, 2026
BLSIX-04/26-AR

BlackRock Advantage Emerging Markets Fund

Investor A Shares | BLSAX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$148	1.19%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Investor A Shares returned 48.69%.
  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68%.
What contributed to performance?
The Fund delivered strong absolute returns, supported primarily by macro, sentiment, and quality-related insights. Macro and industry thematic positioning made the strongest contributions, led by trend-following measures that successfully captured leadership in semiconductors and technology hardware, as well as broader themes related to the artificial intelligence supply chain. Sentiment insights, which adapted well to changing market conditions, also helped results. Quality-related insights further boosted returns through positioning in companies with improving balance sheet characteristics and stronger earnings quality. Information technology was by far the largest contributor from a sector perspective, with additional gains in financials, industrials, and materials. Country performance was strongest in Taiwan and South Korea, led by holdings in semiconductors, computer equipment, and diversified financials. The Fund's cash position had no material impact on performance.
What detracted from performance?
While the Fund’s overall performance was strong, traditional valuation measures detracted. The shortfall was most notable in companies with weaker sales and earnings characteristics. Certain quality and linkage-based insights (i.e., comparisons of similar companies) also hurt results, with the largest effect coming from those associated with Chinese consumer demand, mobile usage trends, and green innovation themes. Positioning in the consumer discretionary, healthcare, and consumer staples sectors weighed on returns, while India was a modest detractor at the country level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	48.69%	4.44%	5.85%
Investor A Shares (with sales charge)	40.88	3.32	5.28
MSCI Emerging Markets Index (Net)	46.68	6.05	9.23
Key Fund statistics
Net Assets	$64,410,900
Number of Portfolio Holdings	432
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	224%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Emerging Markets Long/Short Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Taiwan	26.0%
China	20.4%
South Korea	17.2%
India	11.1%
United States	5.6%
Brazil	3.5%
Saudi Arabia	2.8%
South Africa	2.5%
Thailand	2.0%
Mexico	1.3%
Other#	7.0%
Other Assets Less Liabilities	0.6%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Emerging Markets Fund
Investor A Shares | BLSAX
Annual Shareholder Report — April 30, 2026
BLSAX-04/26-AR

BlackRock Advantage Emerging Markets Fund

Investor C Shares | BLSCX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$240	1.94%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Investor C Shares returned 47.64%.
  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68%.
What contributed to performance?
The Fund delivered strong absolute returns, supported primarily by macro, sentiment, and quality-related insights. Macro and industry thematic positioning made the strongest contributions, led by trend-following measures that successfully captured leadership in semiconductors and technology hardware, as well as broader themes related to the artificial intelligence supply chain. Sentiment insights, which adapted well to changing market conditions, also helped results. Quality-related insights further boosted returns through positioning in companies with improving balance sheet characteristics and stronger earnings quality. Information technology was by far the largest contributor from a sector perspective, with additional gains in financials, industrials, and materials. Country performance was strongest in Taiwan and South Korea, led by holdings in semiconductors, computer equipment, and diversified financials. The Fund's cash position had no material impact on performance.
What detracted from performance?
While the Fund’s overall performance was strong, traditional valuation measures detracted. The shortfall was most notable in companies with weaker sales and earnings characteristics. Certain quality and linkage-based insights (i.e., comparisons of similar companies) also hurt results, with the largest effect coming from those associated with Chinese consumer demand, mobile usage trends, and green innovation themes. Positioning in the consumer discretionary, healthcare, and consumer staples sectors weighed on returns, while India was a modest detractor at the country level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	47.64%	3.67%	5.22%
Investor C Shares (with sales charge)	46.64	3.67	5.22
MSCI Emerging Markets Index (Net)	46.68	6.05	9.23
Key Fund statistics
Net Assets	$64,410,900
Number of Portfolio Holdings	432
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	224%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Emerging Markets Long/Short Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Taiwan	26.0%
China	20.4%
South Korea	17.2%
India	11.1%
United States	5.6%
Brazil	3.5%
Saudi Arabia	2.8%
South Africa	2.5%
Thailand	2.0%
Mexico	1.3%
Other#	7.0%
Other Assets Less Liabilities	0.6%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Emerging Markets Fund
Investor C Shares | BLSCX
Annual Shareholder Report — April 30, 2026
BLSCX-04/26-AR

BlackRock Advantage Emerging Markets Fund

Class K Shares | BLSKX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$106	0.85%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Class K Shares returned 49.42%.
  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68%.
What contributed to performance?
The Fund delivered strong absolute returns, supported primarily by macro, sentiment, and quality-related insights. Macro and industry thematic positioning made the strongest contributions, led by trend-following measures that successfully captured leadership in semiconductors and technology hardware, as well as broader themes related to the artificial intelligence supply chain. Sentiment insights, which adapted well to changing market conditions, also helped results. Quality-related insights further boosted returns through positioning in companies with improving balance sheet characteristics and stronger earnings quality. Information technology was by far the largest contributor from a sector perspective, with additional gains in financials, industrials, and materials. Country performance was strongest in Taiwan and South Korea, led by holdings in semiconductors, computer equipment, and diversified financials. The Fund's cash position had no material impact on performance.
What detracted from performance?
While the Fund’s overall performance was strong, traditional valuation measures detracted. The shortfall was most notable in companies with weaker sales and earnings characteristics. Certain quality and linkage-based insights (i.e., comparisons of similar companies) also hurt results, with the largest effect coming from those associated with Chinese consumer demand, mobile usage trends, and green innovation themes. Positioning in the consumer discretionary, healthcare, and consumer staples sectors weighed on returns, while India was a modest detractor at the country level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	49.42%	4.78%	6.20%
MSCI Emerging Markets Index (Net)	46.68	6.05	9.23
Key Fund statistics
Net Assets	$64,410,900
Number of Portfolio Holdings	432
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	224%
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Emerging Markets Long/Short Equity Fund.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Taiwan	26.0%
China	20.4%
South Korea	17.2%
India	11.1%
United States	5.6%
Brazil	3.5%
Saudi Arabia	2.8%
South Africa	2.5%
Thailand	2.0%
Mexico	1.3%
Other#	7.0%
Other Assets Less Liabilities	0.6%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Emerging Markets Fund
Class K Shares | BLSKX
Annual Shareholder Report — April 30, 2026
BLSKX-04/26-AR

BlackRock Defensive Advantage Emerging Markets Fund

Institutional Shares | BIDEX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$94	0.85%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Institutional Shares returned 20.41%.
  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68% and the MSCI Emerging Markets Minimum Volatility Index (Net) returned 20.45%.
What contributed to performance?
The Fund delivered positive absolute returns over the reporting period, supported primarily by quality, sentiment, and macro thematic insights. Quality-related measures were the strongest contributors, particularly those focused on operating cash flow strength, earnings quality, and disciplined balance sheet characteristics. Sentiment insights also helped results, as the assessment of analyst revisions, broker sentiment, and flow-related measures adapted well to changing market conditions. Macro thematic positioning further contributed through country and industry-level insights that gauge yield curve dynamics, foreign exchange reserves, and inventory-related trends. Information technology and financials were the largest contributors from a sector perspective, with additional gains from communication services, energy, and industrials. Country performance was strongest in Taiwan, South Korea, and China, highlighted by holdings in semiconductors, banks, and energy stocks.
What detracted from performance?
While the Fund’s overall performance was positive, traditional valuation measures—particularly those tied to cash flow and sales-based valuation characteristics—detracted. Certain country-level thematic insights also struggled, with flow, energy production, and long-term reversion related measures representing the largest detractors. Healthcare, consumer discretionary, and consumer staples were the most notable detractors in terms of sectors, while India was the leading detractor at the country level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: December 21, 2020 through April 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	20.41%	6.61%	7.72%
MSCI Emerging Markets Index (Net)	46.68	6.05	7.13
MSCI Emerging Markets Minimum Volatility Index (Net)	20.45	5.01	5.93
Key Fund statistics
Net Assets	$13,605,322
Number of Portfolio Holdings	188
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	211%
The Fund commenced operations on December 21, 2020.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	20.3%
Taiwan	17.1%
India	13.9%
South Korea	10.8%
Saudi Arabia	7.4%
Malaysia	4.8%
United Arab Emirates	4.2%
United States	3.9%
Kuwait	2.5%
Qatar	2.3%
Other#	12.9%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
Samsung Electro-Mechanics Co. Ltd.	1.8%
SK Hynix, Inc.	1.6%
Delta Electronics, Inc.	1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
PetroChina Co. Ltd., Class H	1.5%
Chroma ATE, Inc.	1.5%
ASE Technology Holding Co. Ltd.	1.5%
Ooredoo QPSC	1.5%
Samsung Electronics Co. Ltd.	1.5%
Bharti Airtel Ltd.	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Defensive Advantage Emerging Markets Fund
Institutional Shares | BIDEX
Annual Shareholder Report — April 30, 2026
BIDEX-04/26-AR

BlackRock Defensive Advantage Emerging Markets Fund

Investor A Shares | BADEX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$122	1.11%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Investor A Shares returned 20.17%.
  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68% and the MSCI Emerging Markets Minimum Volatility Index (Net) returned 20.45%.
What contributed to performance?
The Fund delivered positive absolute returns over the reporting period, supported primarily by quality, sentiment, and macro thematic insights. Quality-related measures were the strongest contributors, particularly those focused on operating cash flow strength, earnings quality, and disciplined balance sheet characteristics. Sentiment insights also helped results, as the assessment of analyst revisions, broker sentiment, and flow-related measures adapted well to changing market conditions. Macro thematic positioning further contributed through country and industry-level insights that gauge yield curve dynamics, foreign exchange reserves, and inventory-related trends. Information technology and financials were the largest contributors from a sector perspective, with additional gains from communication services, energy, and industrials. Country performance was strongest in Taiwan, South Korea, and China, highlighted by holdings in semiconductors, banks, and energy stocks.
What detracted from performance?
While the Fund’s overall performance was positive, traditional valuation measures—particularly those tied to cash flow and sales-based valuation characteristics—detracted. Certain country-level thematic insights also struggled, with flow, energy production, and long-term reversion related measures representing the largest detractors. Healthcare, consumer discretionary, and consumer staples were the most notable detractors in terms of sectors, while India was the leading detractor at the country level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: December 21, 2020 through April 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	20.17%	6.31%	7.44%
Investor A Shares (with sales charge)	13.86	5.17	6.36
MSCI Emerging Markets Index (Net)	46.68	6.05	7.13
MSCI Emerging Markets Minimum Volatility Index (Net)	20.45	5.01	5.93
Key Fund statistics
Net Assets	$13,605,322
Number of Portfolio Holdings	188
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	211%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund commenced operations on December 21, 2020.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	20.3%
Taiwan	17.1%
India	13.9%
South Korea	10.8%
Saudi Arabia	7.4%
Malaysia	4.8%
United Arab Emirates	4.2%
United States	3.9%
Kuwait	2.5%
Qatar	2.3%
Other#	12.9%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
Samsung Electro-Mechanics Co. Ltd.	1.8%
SK Hynix, Inc.	1.6%
Delta Electronics, Inc.	1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
PetroChina Co. Ltd., Class H	1.5%
Chroma ATE, Inc.	1.5%
ASE Technology Holding Co. Ltd.	1.5%
Ooredoo QPSC	1.5%
Samsung Electronics Co. Ltd.	1.5%
Bharti Airtel Ltd.	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Defensive Advantage Emerging Markets Fund
Investor A Shares | BADEX
Annual Shareholder Report — April 30, 2026
BADEX-04/26-AR

BlackRock Defensive Advantage Emerging Markets Fund

Class K Shares | BKDEX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$89	0.81%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Class K Shares returned 20.47%.
  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68% and the MSCI Emerging Markets Minimum Volatility Index (Net) returned 20.45%.
What contributed to performance?
The Fund delivered positive absolute returns over the reporting period, supported primarily by quality, sentiment, and macro thematic insights. Quality-related measures were the strongest contributors, particularly those focused on operating cash flow strength, earnings quality, and disciplined balance sheet characteristics. Sentiment insights also helped results, as the assessment of analyst revisions, broker sentiment, and flow-related measures adapted well to changing market conditions. Macro thematic positioning further contributed through country and industry-level insights that gauge yield curve dynamics, foreign exchange reserves, and inventory-related trends. Information technology and financials were the largest contributors from a sector perspective, with additional gains from communication services, energy, and industrials. Country performance was strongest in Taiwan, South Korea, and China, highlighted by holdings in semiconductors, banks, and energy stocks.
What detracted from performance?
While the Fund’s overall performance was positive, traditional valuation measures—particularly those tied to cash flow and sales-based valuation characteristics—detracted. Certain country-level thematic insights also struggled, with flow, energy production, and long-term reversion related measures representing the largest detractors. Healthcare, consumer discretionary, and consumer staples were the most notable detractors in terms of sectors, while India was the leading detractor at the country level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: December 21, 2020 through April 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	20.47%	6.64%	7.74%
MSCI Emerging Markets Index (Net)	46.68	6.05	7.13
MSCI Emerging Markets Minimum Volatility Index (Net)	20.45	5.01	5.93
Key Fund statistics
Net Assets	$13,605,322
Number of Portfolio Holdings	188
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	211%
The Fund commenced operations on December 21, 2020.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	20.3%
Taiwan	17.1%
India	13.9%
South Korea	10.8%
Saudi Arabia	7.4%
Malaysia	4.8%
United Arab Emirates	4.2%
United States	3.9%
Kuwait	2.5%
Qatar	2.3%
Other#	12.9%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
Samsung Electro-Mechanics Co. Ltd.	1.8%
SK Hynix, Inc.	1.6%
Delta Electronics, Inc.	1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
PetroChina Co. Ltd., Class H	1.5%
Chroma ATE, Inc.	1.5%
ASE Technology Holding Co. Ltd.	1.5%
Ooredoo QPSC	1.5%
Samsung Electronics Co. Ltd.	1.5%
Bharti Airtel Ltd.	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Defensive Advantage Emerging Markets Fund
Class K Shares | BKDEX
Annual Shareholder Report — April 30, 2026
BKDEX-04/26-AR

BlackRock Global Equity Market Neutral Fund

Institutional Shares | BDMIX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$147	1.34%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Institutional Shares returned 18.68%.
  For the same period, the Fund’s benchmark, the MSCI World Index (Net) returned 29.16% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 3.95%
What contributed to performance?
Sentiment insights were the strongest contributors to absolute performance. The measures successfully adapted to multiple market trends, including artificial intelligence, fiscal stimulus, inflation, and geopolitical developments, particularly the Iran conflict toward the end of the period. Linkage-based measures (i.e., comparisons of similar companies) and trend-following insights were particularly effective in identifying changing market leadership. Long positions, together with stock selection in Europe, made the largest contribution in this segment of the Fund. Macro thematic insights also contributed positively, especially through positioning in energy, infrastructure, and trade-related themes. Positioning in the financials and energy sectors added to returns through selective longs in banks and industrial-related companies against shorts in insurance, diversified financial, and trade-sensitive businesses.
The Fund used derivatives to implement its stock selection strategy more efficiently. The use of derivatives did not have a material impact on results. The Fund's cash position had no material impact on performance.
What detracted from performance?
Fundamental insights detracted early in the reporting period as speculative market leadership and momentum-driven rallies acted as a headwind for more defensive positioning. The weakness was most notable in traditional valuation and quality measures, as investors aggressively rotated toward perceived artificial intelligence winners and higher-beta growth stocks. Measures tied to profitability, earnings expectations, and company management sentiment also struggled amid rapidly changing investor preferences. However, fundamental insights rebounded late in the period as rising geopolitical tensions associated with the Iran conflict led investors to refocus on earnings resilience, valuations, and defensive characteristics.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	18.68%	12.08%	7.71%
MSCI World Index (Net)	29.16	11.29	12.65
ICE BofA 3-Month U.S. Treasury Bill Index	3.95	3.40	2.29
Key Fund statistics
Net Assets	$11,357,741,388
Number of Portfolio Holdings	12,843
Net Investment Advisory Fees	$85,637,747
Portfolio Turnover Rate	113%
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	19.9%	18.5%	38.4%
Japan	10.2%	10.1%	20.3%
Canada	3.6%	3.5%	7.1%
United Kingdom	2.6%	2.4%	5.0%
Germany	2.1%	1.8%	3.9%
Australia	1.9%	2.0%	3.9%
France	1.7%	2.1%	3.8%
Switzerland	1.1%	1.2%	2.3%
Sweden	1.0%	1.3%	2.3%
Netherlands	0.9%	1.1%	2.0%
Other#	5.6%	5.4%	11.0%
	50.6	49.4	100.0
(a)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Equity Market Neutral Fund
Institutional Shares | BDMIX
Annual Shareholder Report — April 30, 2026
BDMIX-04/26-AR

BlackRock Global Equity Market Neutral Fund

Investor A Shares | BDMAX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$174	1.59%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Investor A Shares returned 18.43%.
  For the same period, the Fund’s benchmark, the MSCI World Index (Net) returned 29.16% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 3.95%
What contributed to performance?
Sentiment insights were the strongest contributors to absolute performance. The measures successfully adapted to multiple market trends, including artificial intelligence, fiscal stimulus, inflation, and geopolitical developments, particularly the Iran conflict toward the end of the period. Linkage-based measures (i.e., comparisons of similar companies) and trend-following insights were particularly effective in identifying changing market leadership. Long positions, together with stock selection in Europe, made the largest contribution in this segment of the Fund. Macro thematic insights also contributed positively, especially through positioning in energy, infrastructure, and trade-related themes. Positioning in the financials and energy sectors added to returns through selective longs in banks and industrial-related companies against shorts in insurance, diversified financial, and trade-sensitive businesses.
The Fund used derivatives to implement its stock selection strategy more efficiently. The use of derivatives did not have a material impact on results. The Fund's cash position had no material impact on performance.
What detracted from performance?
Fundamental insights detracted early in the reporting period as speculative market leadership and momentum-driven rallies acted as a headwind for more defensive positioning. The weakness was most notable in traditional valuation and quality measures, as investors aggressively rotated toward perceived artificial intelligence winners and higher-beta growth stocks. Measures tied to profitability, earnings expectations, and company management sentiment also struggled amid rapidly changing investor preferences. However, fundamental insights rebounded late in the period as rising geopolitical tensions associated with the Iran conflict led investors to refocus on earnings resilience, valuations, and defensive characteristics.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	18.43%	11.80%	7.43%
Investor A Shares (with sales charge)	12.21	10.60	6.85
MSCI World Index (Net)	29.16	11.29	12.65
ICE BofA 3-Month U.S. Treasury Bill Index	3.95	3.40	2.29
Key Fund statistics
Net Assets	$11,357,741,388
Number of Portfolio Holdings	12,843
Net Investment Advisory Fees	$85,637,747
Portfolio Turnover Rate	113%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	19.9%	18.5%	38.4%
Japan	10.2%	10.1%	20.3%
Canada	3.6%	3.5%	7.1%
United Kingdom	2.6%	2.4%	5.0%
Germany	2.1%	1.8%	3.9%
Australia	1.9%	2.0%	3.9%
France	1.7%	2.1%	3.8%
Switzerland	1.1%	1.2%	2.3%
Sweden	1.0%	1.3%	2.3%
Netherlands	0.9%	1.1%	2.0%
Other#	5.6%	5.4%	11.0%
	50.6	49.4	100.0
(a)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Equity Market Neutral Fund
Investor A Shares | BDMAX
Annual Shareholder Report — April 30, 2026
BDMAX-04/26-AR

BlackRock Global Equity Market Neutral Fund

Investor C Shares | BDMCX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$250	2.30%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Investor C Shares returned 17.54%.
  For the same period, the Fund’s benchmark, the MSCI World Index (Net) returned 29.16% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 3.95%
What contributed to performance?
Sentiment insights were the strongest contributors to absolute performance. The measures successfully adapted to multiple market trends, including artificial intelligence, fiscal stimulus, inflation, and geopolitical developments, particularly the Iran conflict toward the end of the period. Linkage-based measures (i.e., comparisons of similar companies) and trend-following insights were particularly effective in identifying changing market leadership. Long positions, together with stock selection in Europe, made the largest contribution in this segment of the Fund. Macro thematic insights also contributed positively, especially through positioning in energy, infrastructure, and trade-related themes. Positioning in the financials and energy sectors added to returns through selective longs in banks and industrial-related companies against shorts in insurance, diversified financial, and trade-sensitive businesses.
The Fund used derivatives to implement its stock selection strategy more efficiently. The use of derivatives did not have a material impact on results. The Fund's cash position had no material impact on performance.
What detracted from performance?
Fundamental insights detracted early in the reporting period as speculative market leadership and momentum-driven rallies acted as a headwind for more defensive positioning. The weakness was most notable in traditional valuation and quality measures, as investors aggressively rotated toward perceived artificial intelligence winners and higher-beta growth stocks. Measures tied to profitability, earnings expectations, and company management sentiment also struggled amid rapidly changing investor preferences. However, fundamental insights rebounded late in the period as rising geopolitical tensions associated with the Iran conflict led investors to refocus on earnings resilience, valuations, and defensive characteristics.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	17.54%	10.98%	6.79%
Investor C Shares (with sales charge)	16.54	10.98	6.79
MSCI World Index (Net)	29.16	11.29	12.65
ICE BofA 3-Month U.S. Treasury Bill Index	3.95	3.40	2.29
Key Fund statistics
Net Assets	$11,357,741,388
Number of Portfolio Holdings	12,843
Net Investment Advisory Fees	$85,637,747
Portfolio Turnover Rate	113%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	19.9%	18.5%	38.4%
Japan	10.2%	10.1%	20.3%
Canada	3.6%	3.5%	7.1%
United Kingdom	2.6%	2.4%	5.0%
Germany	2.1%	1.8%	3.9%
Australia	1.9%	2.0%	3.9%
France	1.7%	2.1%	3.8%
Switzerland	1.1%	1.2%	2.3%
Sweden	1.0%	1.3%	2.3%
Netherlands	0.9%	1.1%	2.0%
Other#	5.6%	5.4%	11.0%
	50.6	49.4	100.0
(a)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Equity Market Neutral Fund
Investor C Shares | BDMCX
Annual Shareholder Report — April 30, 2026
BDMCX-04/26-AR

BlackRock Global Equity Market Neutral Fund

Class K Shares | BGCKX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$136	1.24%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Class K Shares returned 18.84%.
  For the same period, the Fund’s benchmark, the MSCI World Index (Net) returned 29.16% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 3.95%
What contributed to performance?
Sentiment insights were the strongest contributors to absolute performance. The measures successfully adapted to multiple market trends, including artificial intelligence, fiscal stimulus, inflation, and geopolitical developments, particularly the Iran conflict toward the end of the period. Linkage-based measures (i.e., comparisons of similar companies) and trend-following insights were particularly effective in identifying changing market leadership. Long positions, together with stock selection in Europe, made the largest contribution in this segment of the Fund. Macro thematic insights also contributed positively, especially through positioning in energy, infrastructure, and trade-related themes. Positioning in the financials and energy sectors added to returns through selective longs in banks and industrial-related companies against shorts in insurance, diversified financial, and trade-sensitive businesses.
The Fund used derivatives to implement its stock selection strategy more efficiently. The use of derivatives did not have a material impact on results. The Fund's cash position had no material impact on performance.
What detracted from performance?
Fundamental insights detracted early in the reporting period as speculative market leadership and momentum-driven rallies acted as a headwind for more defensive positioning. The weakness was most notable in traditional valuation and quality measures, as investors aggressively rotated toward perceived artificial intelligence winners and higher-beta growth stocks. Measures tied to profitability, earnings expectations, and company management sentiment also struggled amid rapidly changing investor preferences. However, fundamental insights rebounded late in the period as rising geopolitical tensions associated with the Iran conflict led investors to refocus on earnings resilience, valuations, and defensive characteristics.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	18.84%	12.15%	7.76%
MSCI World Index (Net)	29.16	11.29	12.65
ICE BofA 3-Month U.S. Treasury Bill Index	3.95	3.40	2.29
Key Fund statistics
Net Assets	$11,357,741,388
Number of Portfolio Holdings	12,843
Net Investment Advisory Fees	$85,637,747
Portfolio Turnover Rate	113%
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	19.9%	18.5%	38.4%
Japan	10.2%	10.1%	20.3%
Canada	3.6%	3.5%	7.1%
United Kingdom	2.6%	2.4%	5.0%
Germany	2.1%	1.8%	3.9%
Australia	1.9%	2.0%	3.9%
France	1.7%	2.1%	3.8%
Switzerland	1.1%	1.2%	2.3%
Sweden	1.0%	1.3%	2.3%
Netherlands	0.9%	1.1%	2.0%
Other#	5.6%	5.4%	11.0%
	50.6	49.4	100.0
(a)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Equity Market Neutral Fund
Class K Shares | BGCKX
Annual Shareholder Report — April 30, 2026
BGCKX-04/26-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage Emerging Markets Fund	$48,307	$48,073	$0	$0	$16,300	$16,300	$596	$407
BlackRock Defensive Advantage Emerging Markets Fund	$31,518	$31,365	$0	$0	$16,300	$16,300	$596	$407
BlackRock Global Equity Market Neutral Fund	$65,096	$64,780	$0	$0	$29,000	$29,000	$596	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,277,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,277,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage Emerging Markets Fund	$16,896	$16,707
BlackRock Defensive Advantage Emerging Markets Fund	$16,896	$16,707
BlackRock Global Equity Market Neutral Fund	$29,596	$29,407

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,277,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

April 30, 2026
2026 Annual Financial Statements and Additional Information

BlackRock FundsSM
• BlackRock Defensive Advantage Emerging Markets Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents
2

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
BlackRock Defensive Advantage Emerging Markets Fund
Derivative Financial Instruments
3

Schedule of Investments
April 30, 2026
BlackRock Defensive Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.3%
BHP Group Ltd., Class DI	1,028	$ 40,569
Brazil — 1.9%
CPFL Energia SA	3,370	33,300
Raia Drogasil SA	9,351	41,431
Telefonica Brasil SA	22,738	180,231
		254,962
China — 20.3%
360 Security Technology, Inc., Class A	3,100	5,092
ACM Research Shanghai, Inc., Class A	477	10,868
Advanced Micro-Fabrication Equipment, Inc. China, Class A	504	28,008
Agricultural Bank of China Ltd., Class H	73,000	56,947
Anjoy Foods Group Co. Ltd., Class H	2,200	25,601
Bank of China Ltd., Class H	177,000	114,937
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	146,700	105,332
BOE Technology Group Co. Ltd., Class A	94,600	56,699
CanSino Biologics, Inc., Class H(a)(b)	5,200	19,692
Chaozhou Three-Circle Group Co. Ltd., Class A	4,200	53,318
China CITIC Bank Corp. Ltd., Class H	88,000	92,286
China Life Insurance Co. Ltd., Class A	7,800	42,008
China Life Insurance Co. Ltd., Class H	2,000	7,378
China Merchants Bank Co. Ltd., Class A	3,200	17,948
China Pacific Insurance Group Co. Ltd., Class A	2,000	10,949
China Resources Beer Holdings Co. Ltd.	39,000	134,382
China Yangtze Power Co. Ltd., Class A	25,700	102,781
Contemporary Amperex Technology Co. Ltd., Class A	500	32,107
ENN Energy Holdings Ltd.	10,000	78,393
Foshan Haitian Flavouring & Food Co. Ltd., Class A	11,500	65,143
Guangdong Investment Ltd.	68,000	71,017
Henan Shuanghui Investment & Development Co. Ltd., Class A	5,600	22,761
Hygon Information Technology Co. Ltd., Class A	823	36,148
Industrial & Commercial Bank of China Ltd., Class H	143,000	128,836
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	16,900	68,013
InnoCare Pharma Ltd., Class H(a)(b)	14,000	24,720
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	11,511	91,205
Kunlun Energy Co. Ltd.	30,000	28,870
Kweichow Moutai Co. Ltd., Class A	100	20,271
NAURA Technology Group Co. Ltd., Class A	800	63,312
Nongfu Spring Co. Ltd., Class H(b)	3,200	19,353
PetroChina Co. Ltd., Class A	1,500	2,685
PetroChina Co. Ltd., Class H	134,000	206,697
Ping An Insurance Group Co. of China Ltd., Class A	10,100	88,088
Sany Heavy Industry Co. Ltd., Class A	13,800	41,238
Shanghai International Airport Co. Ltd., Class A	3,500	13,984
Shanghai United Imaging Healthcare Co. Ltd., Class A	391	6,293
Tencent Holdings Ltd.	2,400	145,757
Tingyi Cayman Islands Holding Corp.	82,000	126,521
Tsingtao Brewery Co. Ltd., Class H	18,000	124,445
Uni-President China Holdings Ltd.	84,000	77,324
WuXi AppTec Co. Ltd., Class A	2,300	37,277
Yealink Network Technology Corp. Ltd., Class A	6,300	33,743
Yunnan Baiyao Group Co. Ltd., Class A	5,763	44,836
Zangge Mining Co. Ltd., Class A	1,400	18,465
Zhongji Innolight Co. Ltd., Class A	400	50,527
Zijin Mining Group Co. Ltd., Class A	10,200	50,246
Zijin Mining Group Co. Ltd., Class H	4,000	18,576
Security	Shares	Value
China (continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	6,100	$ 7,126
ZTE Corp., Class A	5,100	27,505
		2,755,708
Greece — 0.5%
Hellenic Telecommunications Organization SA, Class R	3,270	69,733
Hungary — 1.0%
OTP Bank Nyrt	820	109,986
Richter Gedeon Nyrt	461	19,445
		129,431
India — 13.9%
Apollo Hospitals Enterprise Ltd.	339	27,364
Bharat Petroleum Corp. Ltd.	6,478	20,627
Bharti Airtel Ltd.	9,874	197,381
Britannia Industries Ltd.	692	41,747
Dabur India Ltd.	6,536	30,497
GE Vernova T&D India Ltd.	431	20,281
Great Eastern Shipping Co. Ltd.	1,632	27,256
HCL Technologies Ltd.	9,141	116,264
Hindustan Unilever Ltd.	1,221	29,027
ICICI Bank Ltd.	1,210	16,236
ICICI Bank Ltd., ADR	935	24,862
Indian Oil Corp. Ltd.	76,515	115,187
Infosys Ltd.	6,085	76,605
Infosys Ltd., ADR(a)(c)	3,785	47,161
Larsen & Toubro Ltd.	1,209	51,358
Laurus Labs Ltd.(b)	984	11,489
Life Insurance Corp. of India	2,404	20,296
LTM Ltd.(b)	1,849	83,842
Lupin Ltd.	3,665	89,584
Marico Ltd.	10,024	82,058
Max Financial Services Ltd.(a)	791	13,215
Nestle India Ltd.	4,137	63,736
Oil & Natural Gas Corp. Ltd.	3,428	10,867
Petronet LNG Ltd.	24,211	70,840
Power Grid Corp. of India Ltd.	1,696	5,711
SBI Life Insurance Co. Ltd.(b)	357	6,857
Sun Pharmaceutical Industries Ltd.	8,099	155,143
Tata Consultancy Services Ltd.	7,031	184,510
Tech Mahindra Ltd.	7,004	109,483
Torrent Pharmaceuticals Ltd.	1,722	75,929
Wipro Ltd.	22,318	47,554
Wipro Ltd., ADR(a)(c)	4,847	9,888
Zydus Lifesciences Ltd.	1,148	10,851
		1,893,706
Kuwait — 2.5%
Kuwait Finance House KSCP	19,130	49,147
Mobile Telecommunications Co. KSCP	99,260	183,994
National Bank of Kuwait SAKP	40,717	113,875
		347,016
Malaysia — 4.8%
AMMB Holdings Bhd	10,600	16,414
Hong Leong Bank Bhd.	25,100	140,684
IOI Corp. Bhd.	25,200	27,411
MISC Bhd.	62,400	131,509
Petronas Dagangan Bhd.	2,900	14,736
Sime Darby Bhd.	15,300	8,339
Sunway Construction Group Bhd.	30,700	52,951
4
2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Defensive Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Malaysia (continued)
Tenaga Nasional Bhd.	52,400	$ 192,046
Westports Holdings Bhd.	48,500	69,608
		653,698
Mexico — 0.7%
Southern Copper Corp.	59	10,130
Wal-Mart de Mexico SAB de CV	28,587	90,121
		100,251
Peru — 1.6%
Credicorp Ltd.	577	186,856
Intercorp Financial Services, Inc.	605	26,971
		213,827
Philippines — 1.6%
BDO Unibank, Inc.	2,550	4,768
International Container Terminal Services, Inc.	15,350	177,283
Metropolitan Bank & Trust Co.	25,400	27,683
SM Investments Corp.	290	2,859
		212,593
Poland — 1.5%
ORLEN SA	2,307	84,788
Powszechna Kasa Oszczednosci Bank Polski SA	4,592	120,290
		205,078
Qatar — 2.3%
Ooredoo QPSC	54,123	203,495
Qatar National Bank QPSC	23,615	112,445
		315,940
Russia — 0.0%
Alrosa PJSC(a)(d)	37,207	5
Saudi Arabia — 7.4%
Al Rajhi Bank	9,603	176,061
Etihad Etisalat Co.	10,316	179,115
Jarir Marketing Co.	47,856	192,036
Mobile Telecommunications Co. Saudi Arabia	32,650	102,261
Saudi Arabian Oil Co.(b)	24,742	183,517
Saudi Aramco Base Oil Co.	2,961	99,902
Saudi Electricity Co.	1,696	8,044
Saudi National Bank	330	3,456
Saudi Telecom Co.	4,829	56,127
		1,000,519
South Africa — 0.2%
Capitec Bank Holdings Ltd.	98	25,446
South Korea — 10.8%
BGF retail Co. Ltd.	572	51,130
Celltrion, Inc.	1,408	191,788
Doosan Bobcat, Inc.	198	9,738
HD Hyundai Co. Ltd.	605	128,451
HD Hyundai Electric Co. Ltd.	26	22,358
Hyosung Heavy Industries Corp.	5	13,469
Hyundai Glovis Co. Ltd.	203	31,344
KB Financial Group, Inc.	991	108,519
KT&G Corp.	796	95,690
LG Uplus Corp.	1,527	16,374
Orion Corp./Republic of Korea	167	16,168
Samsung C&T Corp.	109	22,269
Samsung E&A Co. Ltd.	60	2,173
Samsung Electro-Mechanics Co. Ltd.	426	244,390
Security	Shares	Value
South Korea (continued)
Samsung Electronics Co. Ltd.	1,349	$ 203,143
SK Hynix, Inc.	246	219,375
SK Telecom Co. Ltd.	1,423	92,213
		1,468,592
Taiwan — 17.1%
Accton Technology Corp.	1,000	73,236
Advantech Co. Ltd.	4,000	45,742
Arcadyan Technology Corp.	3,000	15,191
ASE Technology Holding Co. Ltd.	13,000	203,770
Chang Hwa Commercial Bank Ltd.	50,000	33,423
ChipMOS Technologies, Inc.	27,000	60,688
Chroma ATE, Inc.	3,000	204,991
Chunghwa Telecom Co. Ltd.	32,000	137,399
Chunghwa Telecom Co. Ltd., ADR	266	11,528
Delta Electronics, Inc.	3,000	210,376
E.Sun Financial Holding Co. Ltd.	76,620	77,020
Far EasTone Telecommunications Co. Ltd.	7,000	20,877
First Financial Holding Co. Ltd.	82,000	74,896
Genius Electronic Optical Co. Ltd.	6,000	97,475
Largan Precision Co. Ltd.	1,000	80,298
Nanya Technology Corp.(a)	13,000	92,032
Phison Electronics Corp.	1,000	62,576
Powertech Technology, Inc.	6,000	39,350
Synnex Technology International Corp.	73,000	191,365
Taiwan High Speed Rail Corp.	13,000	10,873
Taiwan Semiconductor Manufacturing Co. Ltd.	3,000	208,266
Winbond Electronics Corp.	12,000	35,403
WPG Holdings Ltd.	60,000	192,258
Yageo Corp.	6,000	61,174
Yuanta Financial Holding Co. Ltd.	52,000	86,152
		2,326,359
Thailand — 2.0%
Advanced Info Service PCL, NVDR	16,300	170,244
PTT Exploration & Production PCL, NVDR	12,600	59,823
SCB X PCL, NVDR	10,600	42,638
		272,705
Turkey — 1.3%
BIM Birlesik Magazalar AS, Class A	931	15,295
Coca-Cola Icecek A/S, Class A	7,175	11,909
Migros Ticaret A/S, Class A	5,561	79,072
Turk Telekomunikasyon A/S(a)	51,985	71,564
		177,840
United Arab Emirates — 4.2%
Abu Dhabi Islamic Bank PJSC	7,340	43,830
Abu Dhabi National Oil Co. for Distribution PJSC	100,728	100,643
Adnoc Gas PLC	32,049	29,404
Dubai Electricity & Water Authority PJSC	224,210	161,759
Emirates NBD Bank PJSC	733	5,787
Emirates Telecommunications Group Co. PJSC	29,065	147,181
First Abu Dhabi Bank PJSC	18,419	88,056
		576,660
Schedule of Investments
5

Schedule of Investments (continued)
April 30, 2026
BlackRock Defensive Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States — 0.3%
BeOne Medicines Ltd., Class H(a)	1,400	$ 31,779
Titan SA	214	11,503
		43,282
Total Common Stocks — 96.2% (Cost: $11,612,565)		13,083,920
Preferred Securities
Preferred Stocks — 0.3%
Brazil — 0.3%
Itau Unibanco Holding SA	5,428	47,344
Total Preferred Securities — 0.3% (Cost: $45,810)		47,344
Total Long-Term Investments — 96.5% (Cost: $11,658,375)		13,131,264
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(e)(f)(g)	57,276	57,293
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(e)(f)	423,683	423,683
Total Short-Term Securities — 3.6% (Cost: $480,971)		480,976
Total Investments — 100.1% (Cost: $12,139,346)		13,612,240
Liabilities in Excess of Other Assets — (0.1)%		(6,918)
Net Assets — 100.0%		$ 13,605,322

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 63,897	$ —	$ (6,606)(a)	$ (3)	$ 5	$ 57,293	57,276	$ 4,802 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	217,418	206,265 (a)	—	—	—	423,683	423,683	11,841	—
				$ (3)	$ 5	$ 480,976		$ 16,643	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	4	06/19/26	$ 327	$ 24,313
6
2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Defensive Advantage Emerging Markets Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 24,313	$ —	$ —	$ —	$ 24,313

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 50,367	$ —	$ —	$ —	$ 50,367
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 25,383	$ —	$ —	$ —	$ 25,383
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$220,366
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ 40,569	$ —	$ —	$ 40,569
Brazil	254,962	—	—	254,962
China	302,406	2,453,302	—	2,755,708
Greece	69,733	—	—	69,733
Hungary	—	129,431	—	129,431
India	233,083	1,660,623	—	1,893,706
Kuwait	347,016	—	—	347,016
Malaysia	453,313	200,385	—	653,698
Mexico	100,251	—	—	100,251
Peru	213,827	—	—	213,827
Philippines	207,825	4,768	—	212,593
Poland	—	205,078	—	205,078
Qatar	315,940	—	—	315,940
Russia	—	—	5	5
Saudi Arabia	195,492	805,027	—	1,000,519
South Africa	25,446	—	—	25,446
South Korea	111,858	1,356,734	—	1,468,592
Taiwan	99,421	2,226,938	—	2,326,359
Schedule of Investments
7

Schedule of Investments (continued)
April 30, 2026
BlackRock Defensive Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Thailand	$ —	$ 272,705	$ —	$ 272,705
Turkey	11,909	165,931	—	177,840
United Arab Emirates	532,830	43,830	—	576,660
United States	—	43,282	—	43,282
Preferred Securities
Preferred Stocks	47,344	—	—	47,344
Short-Term Securities
Money Market Funds	480,976	—	—	480,976
	$ 4,044,201	$ 9,568,034	$ 5	$ 13,612,240
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 24,313	$ —	$ —	$ 24,313

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
8
2026 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
April 30, 2026

BlackRock Defensive Advantage Emerging Markets Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 13,131,264
Investments, at value — affiliated(c)	480,976
Cash pledged for futures contracts	17,000
Foreign currency, at value(d)	26,609
Receivables:
Securities lending income — affiliated	370
Dividends — unaffiliated	27,821
Dividends — affiliated	1,199
From the Manager	41,477
Variation margin on futures contracts	6,206
Prepaid expenses	46,876
Total assets	13,779,798
LIABILITIES
Collateral on securities loaned	57,288
Payables:
Accounting services fees	3,933
Administration fees	25
Custodian fees	29,846
Trustees’ and Officer’s fees	1,684
Other accrued expenses	6,504
Printing and postage fees	17,698
Professional fees	56,727
Service fees	87
Transfer agent fees	684
Total liabilities	174,476
Commitments and contingent liabilities
NET ASSETS	$ 13,605,322
NET ASSETS CONSIST OF
Paid-in capital	$ 11,461,018
Accumulated earnings	2,144,304
NET ASSETS	$ 13,605,322
(a) Investments, at cost—unaffiliated	$11,658,375
(b) Securities loaned, at value	$56,476
(c) Investments, at cost—affiliated	$480,971
(d) Foreign currency, at cost	$26,642
Statement of Assets and Liabilities
9

Statement of Assets and Liabilities  (continued)
April 30, 2026

BlackRock Defensive Advantage Emerging Markets Fund
NET ASSET VALUE
Institutional
Net assets	$ 140,313
Shares outstanding	11,792
Net asset value	$ 11.90
Shares authorized	Unlimited
Par value	$0.001
Investor A
Net assets	$ 463,152
Shares outstanding	38,981
Net asset value	$ 11.88
Shares authorized	Unlimited
Par value	$0.001
Class K
Net assets	$ 13,001,857
Shares outstanding	1,092,556
Net asset value	$ 11.90
Shares authorized	Unlimited
Par value	$0.001
See notes to financial statements.
10
2026 BlackRock Annual Financial Statements and Additional Information

Statement of Operations
Year Ended April 30, 2026

BlackRock Defensive Advantage Emerging Markets Fund
INVESTMENT INCOME
Dividends — unaffiliated	$386,937
Dividends — affiliated	11,841
Interest — unaffiliated	304
Securities lending income — affiliated — net	4,802
Foreign taxes withheld	(35,648)
Total investment income	368,236
EXPENSES
Professional	145,641
Custodian	116,948
Investment advisory	97,360
Registration	49,327
Printing and postage	35,230
Accounting services	15,925
Trustees and Officer	7,932
Administration	5,172
Administration — class specific	2,434
Transfer agent — class specific	906
Service — class specific	855
Miscellaneous	17,484
Total expenses excluding interest expense	495,214
Interest expense — unaffiliated	24
Total expenses	495,238
Less:
Administration fees waived	(5,172)
Administration fees waived by the Manager — class specific	(2,274)
Fees waived and/or reimbursed by the Manager	(387,442)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(610)
Total expenses after fees waived and/or reimbursed	99,740
Net investment income	268,496
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	1,248,516
Investments — affiliated	(3)
Foreign currency transactions	(29,738)
Futures contracts	50,367
1,269,142
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	738,386
Investments — affiliated	5
Foreign currency translations	(801)
Futures contracts	25,383
762,973
Net realized and unrealized gain	2,032,115
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,300,611
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(29,391)
(b) Net of reduction in deferred foreign capital gain tax of	$35,259
See notes to financial statements.
Statement of Operations
11

Statements of Changes in Net Assets

	BlackRock Defensive Advantage Emerging Markets Fund
	Year Ended 04/30/26	Year Ended 04/30/25

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$268,496	$277,642
Net realized gain	1,269,142	513,921
Net change in unrealized appreciation (depreciation)	762,973	488,743
Net increase in net assets resulting from operations	2,300,611	1,280,306
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(8,982)	(2,776)
Investor A	(23,527)	(5,891)
Class K	(858,503)	(266,951)
Decrease in net assets resulting from distributions to shareholders	(891,012)	(275,618)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	965,370	(12,303)
NET ASSETS
Total increase in net assets	2,374,969	992,385
Beginning of year	11,230,353	10,237,968
End of year	$13,605,322	$11,230,353

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
12
2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Defensive Advantage Emerging Markets Fund
	Institutional
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22

Net asset value, beginning of year	$10.66	$9.70	$9.23	$9.42	$10.81
Net investment income(a)	0.24	0.26	0.23	0.29	0.19
Net realized and unrealized gain (loss)	1.84	0.96	0.44	(0.25)	(0.80)
Net increase (decrease) from investment operations	2.08	1.22	0.67	0.04	(0.61)
Distributions(b)
From net investment income	(0.24)	(0.26)	(0.20)	(0.23)	(0.21)
From net realized gain	(0.60)	—	—	—	(0.57)
Total distributions	(0.84)	(0.26)	(0.20)	(0.23)	(0.78)
Net asset value, end of year	$11.90	$10.66	$9.70	$9.23	$9.42
Total Return(c)
Based on net asset value	20.41%	12.68%	7.43%	0.60%	(6.10)%
Ratios to Average Net Assets(d)
Total expenses	4.12%	4.30%	3.59%	3.75%	3.81%
Total expenses after fees waived and/or reimbursed	0.85%	0.86%	0.85%	0.85%	0.81%
Net investment income	2.17%	2.54%	2.50%	3.23%	1.87%
Supplemental Data
Net assets, end of year (000)	$140	$115	$104	$97	$97
Portfolio turnover rate	211%	218%	191%	204%	211%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
13

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Defensive Advantage Emerging Markets Fund (continued)
	Investor A
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22

Net asset value, beginning of year	$10.64	$9.69	$9.22	$9.41	$10.81
Net investment income(a)	0.21	0.24	0.21	0.26	0.17
Net realized and unrealized gain (loss)	1.84	0.94	0.44	(0.24)	(0.82)
Net increase (decrease) from investment operations	2.05	1.18	0.65	0.02	(0.65)
Distributions(b)
From net investment income	(0.21)	(0.23)	(0.18)	(0.21)	(0.18)
From net realized gain	(0.60)	—	—	—	(0.57)
Total distributions	(0.81)	(0.23)	(0.18)	(0.21)	(0.75)
Net asset value, end of year	$11.88	$10.64	$9.69	$9.22	$9.41
Total Return(c)
Based on net asset value	20.17%	12.30%	7.19%	0.35%	(6.43)%
Ratios to Average Net Assets(d)
Total expenses	4.50%	4.65%	3.86%	4.03%	4.11%
Total expenses after fees waived and/or reimbursed	1.11%	1.11%	1.11%	1.11%	1.06%
Net investment income	1.91%	2.36%	2.27%	2.99%	1.62%
Supplemental Data
Net assets, end of year (000)	$463	$294	$298	$105	$97
Portfolio turnover rate	211%	218%	191%	204%	211%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
14
2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Defensive Advantage Emerging Markets Fund (continued)
	Class K
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22

Net asset value, beginning of year	$10.66	$9.70	$9.23	$9.42	$10.81
Net investment income(a)	0.25	0.26	0.24	0.29	0.19
Net realized and unrealized gain (loss)	1.83	0.96	0.44	(0.25)	(0.80)
Net increase (decrease) from investment operations	2.08	1.22	0.68	0.04	(0.61)
Distributions(b)
From net investment income	(0.24)	(0.26)	(0.21)	(0.23)	(0.21)
From net realized gain	(0.60)	—	—	—	(0.57)
Total distributions	(0.84)	(0.26)	(0.21)	(0.23)	(0.78)
Net asset value, end of year	$11.90	$10.66	$9.70	$9.23	$9.42
Total Return(c)
Based on net asset value	20.47%	12.74%	7.48%	0.60%	(6.10)%
Ratios to Average Net Assets(d)
Total expenses	4.06%	4.21%	3.53%	3.66%	3.75%
Total expenses after fees waived and/or reimbursed	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	2.22%	2.59%	2.53%	3.27%	1.87%
Supplemental Data
Net assets, end of year (000)	$13,002	$10,822	$9,836	$9,358	$9,535
Portfolio turnover rate	211%	218%	191%	204%	211%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
15

Notes to Financial Statements

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) is a series of the Trust.  The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
16
2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Fund (the “Board”) has approved the designation of the Fund’s Manager  as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
Notes to Financial Statements
17

Notes to Financial Statements  (continued)

(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the
18
2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
BlackRock Defensive Advantage Emerging Markets Fund
Morgan Stanley	$ 56,476	$ (56,476)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.80%
$1 billion – $3 billion	0.75
$3 billion – $5 billion	0.72
$5 billion – $10 billion	0.70
Greater than $10 billion	0.68
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Notes to Financial Statements
19

Notes to Financial Statements  (continued)

Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees
Investor A	0.25%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended April 30, 2026, the following table shows the class specific service fees borne directly by each share class of the Fund:
Fund Name	Investor A
BlackRock Defensive Advantage Emerging Markets Fund	$ 855
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended April 30, 2026, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Fund Name	Institutional	Investor A	Class K	Total
BlackRock Defensive Advantage Emerging Markets Fund	$ 25	$ 68	$ 2,341	$ 2,434
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended April 30, 2026, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended April 30, 2026, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Class K	Total
Reimbursed amounts	$ 27	$ 61	$ 11	$ 99
For the year ended April 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Fund Name	Institutional	Investor A	Class K	Total
BlackRock Defensive Advantage Emerging Markets Fund	$ 75	$ 564	$ 267	$ 906
Other Fees:  For the year ended April 30, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $1.
Expense Limitations, Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended April 30, 2026, the amount waived was $231.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended April 30, 2026, there were no fees waived by the Manager pursuant to this arrangement.
20
2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.86%
Investor A	1.11
Class K	0.81
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended April 30, 2026, amounts included in the Statement of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
BlackRock Defensive Advantage Emerging Markets Fund	$ 387,211

Fund Name	Administration Fees Waived
BlackRock Defensive Advantage Emerging Markets Fund	$ 5,172
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific, transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the year ended April 30, 2026, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Class K	Total
Administration fees waived by the Manager — class specific	$ 15	$ 68	$ 2,191	$ 2,274

	Institutional	Investor A	Class K	Total
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$ 28	$ 385	$ 197	$ 610
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Fund for the calendar year ended December 31, 2025.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended April 30, 2026, the Fund paid BIM $950 for securities lending agent services.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Notes to Financial Statements
21

Notes to Financial Statements  (continued)

7.
 PURCHASES AND SALES
For the year ended April 30, 2026, purchases and sales of investments, excluding short-term securities, were $25,081,668 and $24,964,178, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 04/30/26	Year Ended 04/30/25
BlackRock Defensive Advantage Emerging Markets Fund
Ordinary income	$ 636,032	$ 275,618
Long-term capital gains	254,980	—
	$ 891,012	$ 275,618
As of April 30, 2026, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
BlackRock Defensive Advantage Emerging Markets Fund	$ 540,806	$ 169,257	$ 1,434,241	$ 2,144,304

(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

During the year ended April 30, 2026, the Fund utilized the following amount of its capital loss carryforward:
Fund Name	Utilized
BlackRock Defensive Advantage Emerging Markets Fund	$ 34,015
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Defensive Advantage Emerging Markets Fund	$ 12,177,361	$ 1,901,658	$ (466,779)	$ 1,434,879
9.
  BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended April 30, 2026, the Fund did not borrow under the credit agreement.
22
2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements  and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Notes to Financial Statements
23

Notes to Financial Statements  (continued)

The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 04/30/26		Year Ended 04/30/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Defensive Advantage Emerging Markets Fund
Institutional
Shares sold	302	$ 3,520	39	$ 410
Shares issued in reinvestment of distributions	765	8,163	11	107
Shares redeemed	(40)	(430)	(1)	(7)
	1,027	$ 11,253	49	$ 510
Investor A
Shares sold	13,269	$ 150,118	2,069	$ 21,438
Shares issued in reinvestment of distributions	2,133	22,790	342	3,504
Shares redeemed	(4,043)	(45,121)	(5,561)	(55,616)
	11,359	$ 127,787	(3,150)	$ (30,674)
Class K
Shares sold	15,533	$ 175,254	1,828	$ 18,820
Shares issued in reinvestment of distributions	72,772	776,483	28	292
Shares redeemed	(10,988)	(125,407)	(126)	(1,251)
	77,317	$ 826,330	1,730	$ 17,861
	89,703	$ 965,370	(1,371)	$ (12,303)
As of April 30, 2026, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
Fund Name	Institutional	Investor A	Class K
BlackRock Defensive Advantage Emerging Markets Fund	11,064	11,027	1,084,591
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
24
2026 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Defensive Advantage Emerging Markets Fund and the Board of Trustees of BlackRock FundsSM:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Defensive Advantage Emerging Markets Fund of BlackRock FundsSM (the “Fund”), including the schedule of investments, as of April 30, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.
Report of Independent Registered Public Accounting Firm
25

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2026:
Fund Name	Qualified Dividend Income
BlackRock Defensive Advantage Emerging Markets Fund	$ 176,052
The Fund hereby designate the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended April 30, 2026:
Fund Name	20% Rate Long-Term Capital Gain Dividends
BlackRock Defensive Advantage Emerging Markets Fund	$ 254,980
The Fund intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended April 30, 2026:
Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
BlackRock Defensive Advantage Emerging Markets Fund	$ 291,990	$ 63,177
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended April 30, 2026:
Fund Name	Federal Obligation Interest
BlackRock Defensive Advantage Emerging Markets Fund	$ 4,501
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2026:
Fund Name	Interest Dividends
BlackRock Defensive Advantage Emerging Markets Fund	$ 9,142
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2026:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
BlackRock Defensive Advantage Emerging Markets Fund	$ 8,942	$ 382,494
26
2026 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information
27

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
28
2026 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
Glossary of Terms Used in these Financial Statements
29

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THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

April 30, 2026
2026 Annual Financial Statements and Additional Information

BlackRock FundsSM
• BlackRock Advantage Emerging Markets Fund
• BlackRock Global Equity Market Neutral Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments
April 30, 2026
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.4%
Anglogold Ashanti PLC	2,538	$ 235,854
Brazil — 1.9%
B3 SA - Brasil Bolsa Balcao	52,016	189,396
Banco BTG Pactual SA	16,690	200,005
Itau Unibanco Holding SA, ADR	31,876	277,321
Lojas Renner SA	80,272	220,465
NU Holdings Ltd., Class A(a)	7,714	111,699
Raia Drogasil SA	26,940	119,363
Vibra Energia SA	4,400	29,589
XP, Inc., Class A	5,560	106,530
		1,254,368
Chile — 0.1%
Banco de Chile	314,024	58,867
Banco de Chile, ADR	172	6,514
		65,381
China — 20.4%
AAC Technologies Holdings, Inc.	3,500	16,210
Agricultural Bank of China Ltd., Class A	23,600	23,874
Alibaba Group Holding Ltd.	72,920	1,201,795
Aluminum Corp. of China Ltd., Class A	6,600	11,396
Aluminum Corp. of China Ltd., Class H	166,000	243,117
Angel Yeast Co. Ltd., Class A	1,400	7,706
Angelalign Technology, Inc.(b)	3,800	43,406
ANTA Sports Products Ltd.	4,400	46,094
Bank of Beijing Co. Ltd., Class A	7,900	6,129
Bank of China Ltd., Class A	14,000	11,779
Bank of China Ltd., Class H	916,000	594,813
Bank of Communications Co. Ltd., Class A	24,800	24,673
Bank of Hangzhou Co. Ltd., Class A	4,200	10,698
Bank of Jiangsu Co. Ltd., Class A	9,700	16,026
Bank of Ningbo Co. Ltd., Class A	4,200	20,412
Bank of Shanghai Co. Ltd., Class A	6,700	9,200
Baoshan Iron & Steel Co. Ltd., Class A	6,300	5,831
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	13,100	9,406
Bilibili, Inc., Class Z(a)	1,280	28,127
BOE Technology Group Co. Ltd., Class A	25,600	15,344
BYD Co. Ltd., Class A	1,600	24,281
Changjiang Securities Co. Ltd., Class A	5,900	6,942
Chaozhou Three-Circle Group Co. Ltd., Class A	700	8,886
China CITIC Bank Corp. Ltd., Class H	228,000	239,103
China Construction Bank Corp., Class A	9,900	14,409
China Construction Bank Corp., Class H	432,000	487,641
China CSSC Holdings Ltd., Class A	2,300	14,060
China Hongqiao Group Ltd.	3,000	12,699
China International Capital Corp. Ltd., Class A	3,100	15,618
China Jushi Co. Ltd., Class A	1,400	7,109
China Life Insurance Co. Ltd., Class A	2,100	11,310
China Life Insurance Co. Ltd., Class H	42,000	154,940
China Merchants Bank Co. Ltd., Class A	10,700	60,013
China Merchants Securities Co. Ltd., Class A	2,900	6,693
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,300	10,138
China Pacific Insurance Group Co. Ltd., Class A	4,800	26,276
China Pacific Insurance Group Co. Ltd., Class H	2,600	11,350
China Resources Pharmaceutical Group Ltd.(b)	64,500	43,297
China Tourism Group Duty Free Corp. Ltd., Class A	500	4,823
China Yangtze Power Co. Ltd., Class A	7,500	29,994
Chongqing Rural Commercial Bank Co. Ltd., Class A	8,500	9,058
CITIC Securities Co. Ltd., Class A	9,800	39,197
Security	Shares	Value
China (continued)
CITIC Securities Co. Ltd., Class H	48,500	$ 172,196
CMOC Group Ltd., Class A	5,300	14,623
CMOC Group Ltd., Class H	72,000	164,627
Contemporary Amperex Technology Co. Ltd., Class A	1,600	102,742
Contemporary Amperex Technology Co. Ltd., Class H	1,900	150,168
COSCO SHIPPING Holdings Co. Ltd., Class A	6,000	12,431
COSCO SHIPPING Holdings Co. Ltd., Class H	105,000	193,042
Dongxing Securities Co. Ltd., Class A	3,700	7,185
Duality Biotherapeutics, Inc.(a)	500	17,842
East Money Information Co. Ltd., Class A	3,200	9,581
ENN Energy Holdings Ltd.	24,900	195,199
ENN Natural Gas Co. Ltd., Class A	2,200	6,525
Eoptolink Technology, Inc. Ltd., Class A	300	23,232
Eve Energy Co. Ltd., Class A	600	6,420
Foshan Haitian Flavouring & Food Co. Ltd., Class A	4,888	27,689
Foxconn Industrial Internet Co. Ltd., Class A	4,100	38,080
Fuyao Glass Industry Group Co. Ltd., Class A	1,100	9,523
Fuyao Glass Industry Group Co. Ltd., Class H(b)	7,600	57,734
Ganfeng Lithium Group Co. Ltd., Class A	900	11,775
Geely Automobile Holdings Ltd.	97,000	283,600
GF Securities Co. Ltd., Class A	4,300	13,411
GigaDevice Semiconductor, Inc., Class A	300	13,948
Great Wall Motor Co. Ltd., Class H	46,000	68,126
Guangdong Investment Ltd.	104,000	108,614
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,100	9,793
Guotai Junan Securities Co. Ltd., Class A	3,700	8,761
H World Group Ltd., ADR	687	35,477
Haitian International Holdings Ltd.	5,000	13,566
Harbin Electric Co. Ltd., Class H	4,000	11,943
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	1,600	7,590
Hengli Petrochemical Co. Ltd., Class A	2,200	7,151
Hithink RoyalFlush Information Network Co. Ltd., Class A	420	14,539
Huaqin Co. Ltd., Class A	500	7,637
Huatai Securities Co. Ltd., Class A	3,500	9,863
Huaxia Bank Co. Ltd., Class A	9,500	9,582
Huayu Automotive Systems Co. Ltd., Class A	7,400	20,214
Hygon Information Technology Co. Ltd., Class A	664	29,164
Industrial & Commercial Bank of China Ltd., Class A	27,300	29,741
Industrial Bank Co. Ltd., Class A	12,100	31,759
Industrial Securities Co. Ltd., Class A	8,800	7,842
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,300	9,256
InnoCare Pharma Ltd., Class H(a)(b)	11,000	19,423
Innovent Biologics, Inc.(a)(b)	4,000	46,710
JD Logistics, Inc.(a)(b)	165,100	321,547
JD.com, Inc., Class A	3,010	45,602
Jiangsu Hengli Hydraulic Co. Ltd., Class A	600	9,289
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	3,500	27,731
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H	1,000	8,338
Kanzhun Ltd., ADR	2,907	39,303
Keymed Biosciences, Inc.(a)(b)	1,500	14,577
Kuaishou Technology(b)	9,000	50,101
Kunlun Energy Co. Ltd.	112,000	107,783
Kweichow Moutai Co. Ltd., Class A	300	60,814
Lenovo Group Ltd.	62,000	93,231
Li Ning Co. Ltd.	17,000	44,259
Luxshare Precision Industry Co. Ltd., Class A	2,300	22,845
Meituan, Class B(a)(b)	12,580	135,351
Midea Group Co. Ltd., Class A	2,300	27,361
Montage Technology Co. Ltd., Class A	291	7,476
NARI Technology Co. Ltd., Class A	2,500	9,532
NAURA Technology Group Co. Ltd., Class A	200	15,828

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
NetEase, Inc.	2,570	$ 60,162
New China Life Insurance Co. Ltd., Class A	800	7,580
New Oriental Education & Technology Group, Inc.	6,900	37,650
Ningbo Deye Technology Co. Ltd., Class A	400	8,858
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,500	6,741
Nongfu Spring Co. Ltd., Class H(b)	11,800	71,362
People’s Insurance Co. Group of China Ltd., Class H	132,000	90,317
PetroChina Co. Ltd., Class A	6,900	12,352
PetroChina Co. Ltd., Class H	437,700	675,158
Ping An Bank Co. Ltd., Class A	3,700	6,230
Ping An Insurance Group Co. of China Ltd., Class A	6,300	54,946
Ping An Insurance Group Co. of China Ltd., Class H	58,500	475,494
Postal Savings Bank of China Co. Ltd., Class A	7,200	5,344
Q Technology Group Co. Ltd.	7,000	7,346
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	2,700	15,657
RiseSun Real Estate Development Co. Ltd., Class A	1	—
Rongsheng Petrochemical Co. Ltd., Class A	4,100	8,399
Sany Heavy Industry Co. Ltd., Class A	11,100	33,169
SF Holding Co. Ltd., Class A	1,800	9,799
Shandong Gold Mining Co. Ltd., Class A	1,200	6,091
Shanghai Chicmax Cosmetic Co. Ltd., Class H	9,300	55,806
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	5,193	18,988
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	27,000	66,267
Shanghai Pudong Development Bank Co. Ltd., Class A	7,500	10,181
Shanghai United Imaging Healthcare Co. Ltd., Class A	345	5,553
Shanjin International Gold Co. Ltd., Class A	1,400	5,380
Shengyi Technology Co. Ltd., Class A	700	7,938
Shennan Circuits Co. Ltd., Class A	200	9,266
Shenwan Hongyuan Group Co. Ltd., Class A	19,500	13,575
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	400	9,901
Simcere Pharmaceutical Group Ltd.(b)	48,000	72,849
Sinolink Securities Co. Ltd., Class A	5,000	6,598
Sinomine Resource Group Co. Ltd., Class A	700	9,362
Sinopharm Group Co. Ltd., Class H	16,400	39,012
SooChow Securities Co. Ltd., Class A	6,300	7,440
Sungrow Power Supply Co. Ltd., Class A	800	16,274
Sunny Optical Technology Group Co. Ltd.	17,800	146,540
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	400	11,029
Suzhou TFC Optical Communication Co. Ltd., Class A	200	9,044
TAL Education Group, ADR(a)(c)	1,907	21,206
TCL Electronics Holdings Ltd.	4,000	7,730
TCL Technology Group Corp., Class A	10,600	6,641
Tencent Holdings Ltd.	41,800	2,538,607
Tencent Music Entertainment Group, ADR	5,255	48,188
Tianqi Lithium Corp., Class A(a)	800	9,436
Tianshan Aluminum Group Co. Ltd., Class A	3,500	8,609
Tongcheng Travel Holdings Ltd.	5,200	11,869
TravelSky Technology Ltd., Class H	150,000	185,718
Trip.com Group Ltd.	7,400	399,592
Tsingtao Brewery Co. Ltd., Class H	14,000	96,791
Victory Giant Technology Huizhou Co. Ltd., Class A	300	14,666
Vipshop Holdings Ltd., ADR	8,105	116,631
Wanhua Chemical Group Co. Ltd., Class A	1,900	24,990
Weichai Power Co. Ltd., Class A	3,300	15,183
Wens Foodstuff Group Co. Ltd., Class A	2,700	6,499
Western Mining Co. Ltd., Class A	1,500	6,559
Wuliangye Yibin Co. Ltd., Class A	500	7,115
WUS Printed Circuit Kunshan Co. Ltd., Class A	600	9,137
WuXi AppTec Co. Ltd., Class A	1,600	25,932
Security	Shares	Value
China (continued)
Wuxi Lead Intelligent Equipment Co. Ltd., Class H(a)	6,200	$ 47,019
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H(b)	1,500	38,676
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	400	8,042
Yunnan Aluminium Co. Ltd., Class A	2,800	13,168
Yutong Bus Co. Ltd., Class A	1,400	7,257
Zangge Mining Co. Ltd., Class A	900	11,871
ZCZL Industrial Technology Group Co. Ltd., Class H	29,800	66,456
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	3,700	8,671
Zhejiang NHU Co. Ltd., Class A	1,500	7,660
Zhongji Innolight Co. Ltd., Class A	400	50,527
Zhongjin Gold Corp. Ltd., Class A	1,600	6,138
Zhongsheng Group Holdings Ltd.	15,000	13,693
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,600	7,311
Zijin Mining Group Co. Ltd., Class A	7,200	35,468
Zijin Mining Group Co. Ltd., Class H	78,000	362,232
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	12,800	14,952
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	92,600	93,256
ZTE Corp., Class A	1,300	7,011
		13,137,330
Colombia — 0.1%
Grupo Cibest SA	1,063	72,486
Greece — 0.4%
Eurobank SA	49,107	213,667
National Bank of Greece SA	1,327	21,031
		234,698
Hungary — 0.0%
Richter Gedeon Nyrt	198	8,351
India — 11.1%
Apollo Tyres Ltd.	39,303	169,867
Ashok Leyland Ltd.	30,964	53,221
Axis Bank Ltd.	8,823	118,339
Bajaj Holdings & Investment Ltd.	70	7,612
Bank of India	7,211	10,699
Bharat Petroleum Corp. Ltd.	18,918	60,238
Bharti Airtel Ltd.	25,134	502,427
Birlasoft Ltd.	6,867	26,893
Britannia Industries Ltd.	158	9,532
City Union Bank Ltd.	4,566	13,057
Crompton Greaves Consumer Electricals Ltd.	3,135	9,071
Dabur India Ltd.	1,842	8,595
DLF Ltd.	17,937	111,651
Eicher Motors Ltd.	424	31,904
Eternal Ltd.(a)	4,882	12,810
GAIL India Ltd.	29,402	50,862
GE Vernova T&D India Ltd.	2,579	121,356
Granules India Ltd.	4,084	30,260
Great Eastern Shipping Co. Ltd.	5,182	86,544
Havells India Ltd.	4,738	62,052
HDFC Bank Ltd.	72,382	592,018
HDFC Bank Ltd., ADR	3,135	79,660
Hero MotoCorp Ltd.	1,906	102,994
Hindalco Industries Ltd.	6,209	68,216
Hindustan Petroleum Corp. Ltd.	26,486	104,987
Hindustan Zinc Ltd.	13,916	88,105
Hitachi Energy India Ltd.	168	59,676
ICICI Bank Ltd.	27,538	369,514
Indian Oil Corp. Ltd.	131,458	197,899
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Indian Railway Catering & Tourism Corp. Ltd.	2,037	$ 11,636
Infosys Ltd.	19,263	242,504
Infosys Ltd., ADR(a)(c)	4,140	51,584
InterGlobe Aviation Ltd.(b)	354	16,167
ITC Ltd.	13,401	44,619
Kotak Mahindra Bank Ltd.	11,857	48,155
L&T Finance Ltd.	17,297	51,252
Larsen & Toubro Ltd.	7,120	302,456
Larsen & Toubro Ltd., GDR	705	29,610
Life Insurance Corp. of India	10,296	86,927
Lodha Developers Ltd.(b)	947	9,026
LTM Ltd.(b)	1,484	67,291
Mahindra & Mahindra Ltd.	6,071	199,112
Mahindra and Mahindra Financial Services Ltd.	1,982	6,518
Malco Energy Ltd.	34,504	43,996
Maruti Suzuki India Ltd.	255	35,976
Max Financial Services Ltd.(a)	2,408	40,230
MRF Ltd.	15	20,574
MTAR Technologies Ltd.(a)	597	40,838
Multi Commodity Exchange of India Ltd.	1,191	37,524
Natco Pharma Ltd.	1,685	19,540
National Aluminium Co. Ltd.	28,243	119,500
Navin Fluorine International Ltd.	1,060	76,492
Nestle India Ltd.	2,560	39,440
Nippon Life India Asset Management Ltd.(b)	1,327	14,209
NTPC Ltd.	3,852	16,265
Oil & Natural Gas Corp. Ltd.	56,773	179,978
Petronet LNG Ltd.	45,271	132,460
Polycab India Ltd.	648	55,655
Power Grid Corp. of India Ltd.	34,279	115,435
Reliance Industries Ltd.	23,894	362,386
Sagility Ltd.	65,743	29,104
Samvardhana Motherson International Ltd.	14,682	18,883
Siemens Energy India Ltd.	274	9,517
State Bank of India	19,645	222,205
Steel Authority of India Ltd.	66,088	129,423
Sun Pharmaceutical Industries Ltd.	11,296	216,384
Talwandi Sabo Power Ltd.	34,504	43,996
Tata Consultancy Services Ltd.	9,203	241,508
Tata Motors Ltd.(a)	2,233	9,757
Tata Motors Passenger Vehicles Ltd.	27,105	98,004
Tata Steel Ltd.	42,761	95,620
Tech Mahindra Ltd.	1,311	20,493
UPL Ltd.	2,789	18,975
Vedanta Aluminium Metal Ltd.	34,504	43,996
Vedanta Iron & Steel Ltd.	34,504	43,996
Vedanta Ltd.	34,504	99,088
Wipro Ltd.	13,374	28,497
Yes Bank Ltd.(a)	358,937	75,851
		7,122,711
Indonesia — 0.9%
Bank Central Asia Tbk. PT	288,100	97,677
Bank Mandiri Persero Tbk. PT	728,800	185,444
Bank Rakyat Indonesia Persero Tbk. PT	1,317,600	227,938
Japfa Comfeed Indonesia Tbk. PT	395,900	56,721
Medco Energi Internasional Tbk. PT	79,800	8,092
Unilever Indonesia Tbk. PT	224,900	19,943
		595,815
Security	Shares	Value
Kuwait — 0.4%
Kuwait Finance House KSCP	107,446	$ 276,040
Malaysia — 1.0%
KPJ Healthcare Bhd.	9,100	7,630
MISC Bhd.	53,900	113,595
Sime Darby Bhd.	432,300	235,617
Sunway Construction Group Bhd.	89,400	154,196
Tenaga Nasional Bhd.	42,900	157,228
		668,266
Mexico — 1.3%
Gentera SAB de CV	22,158	58,044
Grupo Financiero Banorte SAB de CV, Class O	43,830	475,924
Industrias Penoles SAB de CV(a)	868	43,762
Southern Copper Corp.	479	82,240
Wal-Mart de Mexico SAB de CV	59,020	186,062
		846,032
Philippines — 0.2%
BDO Unibank, Inc.	58,780	109,916
Poland — 1.2%
Bank Polska Kasa Opieki SA	2,987	186,982
ORLEN SA	1,851	68,029
Pepco Group NV	3,266	29,128
Powszechna Kasa Oszczednosci Bank Polski SA	7,641	200,160
Powszechny Zaklad Ubezpieczen SA	4,861	85,519
Zabka Group SA(a)	29,201	186,333
		756,151
Qatar — 0.6%
Ooredoo QPSC	95,078	357,480
Qatar National Bank QPSC	3,530	16,808
		374,288
Russia — 0.0%
Alrosa PJSC(a)(d)	1,407,496	188
Saudi Arabia — 2.8%
Al Rajhi Bank	30,163	553,006
Etihad Etisalat Co.	12,455	216,254
Jarir Marketing Co.	12,255	49,177
Saudi Aramco Base Oil Co.	6,906	233,005
Saudi Basic Industries Corp.	26,841	438,651
Saudi Electricity Co.	71,024	336,848
		1,826,941
South Africa — 2.5%
Aspen Pharmacare Holdings Ltd.	5,743	47,923
AVI Ltd.	26,129	156,390
Capitec Bank Holdings Ltd.	724	187,989
Discovery Ltd.	1,554	24,108
DRDGOLD Ltd., ADR	266	7,225
Gold Fields Ltd.	3,708	157,079
Impala Platinum Holdings Ltd.	2,890	40,509
Kumba Iron Ore Ltd.	10,782	202,261
MTN Group Ltd.	11,185	140,337
Northam Platinum Holdings Ltd.	325	6,267
Old Mutual Ltd.	88,229	72,135
Remgro Ltd.	2,047	24,089
Sibanye Stillwater Ltd.	32,977	98,587
Standard Bank Group Ltd.	6,756	130,197

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Tiger Brands Ltd.	8,834	$ 153,796
Valterra Platinum Ltd.	2,367	190,645
		1,639,537
South Korea — 17.2%
Celltrion, Inc.	3,527	480,423
CJ CheilJedang Corp.	557	93,154
CJ ENM Co. Ltd.(a)	972	35,714
Doosan Bobcat, Inc.	2,807	138,059
Doosan Enerbility Co. Ltd.(a)	1,306	113,821
GS Holdings Corp.	1,766	98,084
Hana Financial Group, Inc.	1,179	102,433
Hanmi Pharm Co. Ltd.	72	22,544
Hanwha Engine(a)	213	12,755
HD Hyundai Co. Ltd.	251	53,291
HD Hyundai Electric Co. Ltd.	186	159,945
HD Hyundai Heavy Industries Co. Ltd.	127	59,143
HD Korea Shipbuilding and Offshore Engineering Co. Ltd.	397	124,312
Hugel, Inc.(a)	235	40,391
Hyosung Heavy Industries Corp.	28	75,427
Hyundai Glovis Co. Ltd.	426	65,776
Hyundai Mobis Co. Ltd.	292	84,452
Hyundai Steel Co.	985	28,633
IPARK Hyundai Development Co., Class E	2,002	31,194
Kakao Corp.	1,855	59,718
KB Financial Group, Inc.	2,816	308,366
KB Financial Group, Inc., ADR	973	108,217
KCC Corp.	104	39,445
Kia Corp.	726	74,881
Korea Electric Power Corp.	1,267	37,962
KT&G Corp.	650	78,139
Kumho Petrochemical Co. Ltd.	300	29,847
LG Electronics, Inc.	540	52,009
LG Innotek Co. Ltd.	124	48,479
LS Corp.	204	63,467
LS Electric Co. Ltd.	244	46,859
Medytox, Inc.	91	6,529
NAVER Corp.	287	41,225
NC Corp.	283	52,250
Samsung C&T Corp.	600	122,583
Samsung E&A Co. Ltd.	1,020	36,941
Samsung Electro-Mechanics Co. Ltd.	196	112,442
Samsung Electronics Co. Ltd.	29,691	4,471,096
Samsung Electronics Co. Ltd., GDR	56	211,581
Samsung Fire & Marine Insurance Co. Ltd.	163	50,663
Samsung Heavy Industries Co. Ltd.(a)	1,585	34,912
Samsung Securities Co. Ltd.	2,467	180,768
Shinhan Financial Group Co. Ltd.	2,269	154,085
SK Hynix, Inc.	2,837	2,529,946
SK Square Co. Ltd.(a)	373	217,086
SK, Inc.	160	46,575
Woori Financial Group, Inc.	1,814	41,367
		11,076,989
Taiwan — 26.0%
Accton Technology Corp.	3,000	219,710
ASE Technology Holding Co. Ltd.	29,000	454,565
Asia Vital Components Co. Ltd.	1,000	91,553
ASPEED Technology, Inc.	1,000	537,572
Cathay Financial Holding Co. Ltd.	18,000	43,940
ChipMOS Technologies, Inc.	40,000	89,909
Chroma ATE, Inc.	4,000	273,321
Security	Shares	Value
Taiwan (continued)
Chunghwa Telecom Co. Ltd.	20,000	$ 85,874
Delta Electronics, Inc.	13,000	911,631
Eclat Textile Co. Ltd.	12,000	126,686
Elite Material Co. Ltd.	1,000	149,005
Formosa Chemicals & Fibre Corp.	51,000	84,873
Formosa Petrochemical Corp.	18,000	32,163
Genius Electronic Optical Co. Ltd.	1,000	16,246
Hiwin Technologies Corp.	7,000	70,152
Hon Hai Precision Industry Co. Ltd.	64,000	452,161
Kinik Co.	3,000	52,291
Macronix International Co. Ltd.(a)	16,000	79,967
MediaTek, Inc.	6,000	500,890
Nan Ya Plastics Corp.	36,000	103,334
Nanya Technology Corp.(a)	19,000	134,508
Phison Electronics Corp.	3,000	187,728
Powertech Technology, Inc.	13,000	85,259
Quanta Computer, Inc.	16,000	159,534
Synnex Technology International Corp.	202,000	529,531
Taiwan Semiconductor Manufacturing Co. Ltd.	130,000	9,024,840
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	817	323,581
Transcend Information, Inc.	2,000	16,265
Tripod Technology Corp.	20,000	288,145
Unimicron Technology Corp.	8,000	227,227
United Integrated Services Co. Ltd.	1,000	30,508
United Microelectronics Corp.	57,000	143,176
Voltronic Power Technology Corp.	2,000	49,698
Winbond Electronics Corp.	19,000	56,055
Wisdom Marine Lines Co. Ltd.	7,000	15,879
WPG Holdings Ltd.	137,000	438,988
WT Microelectronics Co. Ltd.	1,000	6,497
Yageo Corp.	17,000	173,327
Yuanta Financial Holding Co. Ltd.	309,000	511,940
		16,778,529
Thailand — 2.0%
Advanced Info Service PCL, NVDR	12,800	133,689
Bangchak Corp. PCL, NVDR	88,600	97,169
Delta Electronics Thailand PCL, NVDR	31,300	306,616
Kasikornbank PCL, NVDR	11,600	69,036
PTT Exploration & Production PCL, NVDR	76,800	364,635
PTT PCL, NVDR	203,600	220,167
Thai Oil PCL, NVDR	49,300	72,902
		1,264,214
Turkey — 0.4%
Coca-Cola Icecek A/S, Class A	8,723	14,479
Migros Ticaret A/S, Class A	5,871	83,480
Turk Telekomunikasyon A/S(a)	85,536	117,751
Turkiye Garanti Bankasi AS, Class A	15,893	47,055
		262,765
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	31,893	119,824
Abu Dhabi Islamic Bank PJSC	43,064	257,153
Aldar Properties PJSC	41,114	86,467
Emaar Development PJSC	11,269	44,731
Emaar Properties PJSC	77,038	248,062
Emirates NBD Bank PJSC	9,801	77,381
		833,618
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States — 0.1%
Titan SA	620	$ 33,326
Total Common Stocks — 92.3% (Cost: $42,481,537)		59,473,794
Preferred Securities
Preferred Stocks — 1.5%
Brazil — 1.5%
Gerdau SA	6,545	29,885
Itau Unibanco Holding SA	58,500	510,242
Petroleo Brasileiro SA - Petrobras	44,528	441,341
		981,468
Total Preferred Securities — 1.5% (Cost: $768,424)		981,468
Total Long-Term Investments — 93.8% (Cost: $43,249,961)		60,455,262
Short-Term Securities
Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(e)(f)(g)	37,298	37,309
BlackRock Liquidity Funds T-Fund, 3.54%(e)(f)	3,551,024	3,551,024
Total Short-Term Securities — 5.6% (Cost: $3,588,333)		3,588,333
Total Investments — 99.4% (Cost: $46,838,294)		64,043,595
Other Assets Less Liabilities — 0.6%		367,305
Net Assets — 100.0%		$ 64,410,900

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 229,216	$ —	$ (191,904)(a)	$ 16	$ (19)	$ 37,309	37,298	$ 4,024 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	134,352,787	—	(130,801,763)(a)	—	—	3,551,024	3,551,024	122,801	—
				$ 16	$ (19)	$ 3,588,333		$ 126,825	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	44	06/19/26	$ 3,595	$ 268,716

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Advantage Emerging Markets Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 268,716	$ —	$ —	$ —	$ 268,716

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 2,883,348	$ —	$ —	$ —	$ 2,883,348
Forward foreign currency exchange contracts	—	—	—	662	—	—	662
	$ —	$ —	$ 2,883,348	$ 662	$ —	$ —	$ 2,884,010
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (1,368,903)	$ —	$ —	$ —	$ (1,368,903)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$3,039,239
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 235,854	$ —	$ 235,854
Brazil	1,254,368	—	—	1,254,368
Chile	65,381	—	—	65,381
China	1,363,886	11,773,444	—	13,137,330
Colombia	72,486	—	—	72,486
Greece	—	234,698	—	234,698
Hungary	—	8,351	—	8,351
India	331,972	6,790,739	—	7,122,711
Indonesia	76,664	519,151	—	595,815
Kuwait	276,040	—	—	276,040
Malaysia	275,421	392,845	—	668,266
Mexico	846,032	—	—	846,032
Philippines	—	109,916	—	109,916
Poland	186,333	569,818	—	756,151
Qatar	374,288	—	—	374,288
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Russia	$ —	$ —	$ 188	$ 188
Saudi Arabia	49,177	1,777,764	—	1,826,941
South Africa	920,029	719,508	—	1,639,537
South Korea	237,019	10,839,970	—	11,076,989
Taiwan	450,267	16,328,262	—	16,778,529
Thailand	386,372	877,842	—	1,264,214
Turkey	14,479	248,286	—	262,765
United Arab Emirates	241,936	591,682	—	833,618
United States	—	33,326	—	33,326
Preferred Securities
Preferred Stocks	981,468	—	—	981,468
Short-Term Securities
Money Market Funds	3,588,333	—	—	3,588,333
	$ 11,991,951	$ 52,051,456	$ 188	$ 64,043,595
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 268,716	$ —	$ —	$ 268,716

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
April 30, 2026
BlackRock Global Equity Market Neutral Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
China — 0.6%
Busy Ming Group Co. Ltd., Class H(a)	227,800	$ 12,801,525
Contemporary Amperex Technology Co. Ltd., Class H	330,500	26,121,386
Eastroc Beverage Group Co. Ltd., Class H(a)	301,700	7,788,540
Montage Technology Co. Ltd., Class H(a)	144,800	4,839,916
Shanghai Xizhi Technology Co. Ltd., Class H(a)	132,210	13,740,050
Sigenergy Technology Co. Ltd., Class H(a)	17,400	1,266,262
Victory Giant Technology Huizhou Co. Ltd., Class H(a)	178,800	7,291,250
		73,848,929
United States — 1.2%
Aevex Corp., Class A(a)	260,698	7,886,115
Alamar Biosciences, Inc.(a)	20,878	522,785
Arxis, Inc., Class A(a)	177,027	6,195,945
Citigroup, Inc.	255,000	32,634,900
Forgent Power Solutions, Inc.(a)	465,552	17,514,066
Janus Living, Inc., Class A(a)	130,131	3,414,638
Madison Air Solutions Corp., Class A(a)	557,265	21,276,378
Netflix, Inc.(a)	270,000	25,274,700
Palantir Technologies, Inc., Class A(a)	4	556
Procter & Gamble Co.	74,000	10,884,660
X-Energy, Inc.(a)	301,251	9,558,694
		135,163,437
Total Common Stocks — 1.8% (Cost: $140,201,988)		209,012,366
Preferred Securities
Preferred Stocks — 0.0%(b)
United States — 0.0%
AliphCom
Series 6, (Acquired 12/15/15, Cost: $0)(c)	8,264	—
Series 8	823,530	9
Illumio, Inc., Series C, (Acquired 03/10/15, Cost: $1,500,001)(c)	466,730	998,802
		998,811
Total Preferred Securities — 0.0% (Cost: $3,250,011)		998,811

	Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.4%
Fannie Mae, (1-day SOFR + 0.09%), 3.72%, 04/06/28(d)	$40,500	40,499,453
Total U.S. Government Sponsored Agency Securities — 0.4% (Cost: $40,500,000)		40,499,453
Security	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Notes
1.63%, 05/15/26(e)	$5,800	$ 5,795,295
4.63%, 06/30/26(e)	7,700	7,710,979
4.25%, 11/30/26 - 03/15/27(e)	53,390	53,589,278
4.13%, 02/28/27(e)	3,600	3,610,652
2.75%, 04/30/27	8,640	8,552,385
3.75%, 04/30/27(e)	26,320	26,310,541
(3-mo. U.S. Treasury money market yield + 0.10%), 3.74%, 01/31/27 - 01/31/28(d)(e)	107,485	107,512,772
(3-mo. U.S. Treasury money market yield + 0.10%), 3.75%, 04/30/28(d)	79,070	79,058,049
(3-mo. U.S. Treasury money market yield + 0.16%), 3.80%, 04/30/27(d)(e)	182,520	182,718,189
Total U.S. Treasury Obligations — 4.2% (Cost: $474,733,560)		474,858,140
Total Long-Term Investments — 6.4% (Cost: $658,685,559)		725,368,770

Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(f)(g)	1,881,483	1,881,483

	Par (000)
U.S. Treasury Obligations — 89.5%
U.S. Treasury Bills(h)
3.64%, 05/05/26 - 08/27/26(e)	$698,810	696,131,039
3.67%, 05/05/26 - 07/28/26(e)	670,700	668,525,873
3.70%, 05/05/26 - 07/16/26	2,027,290	2,024,783,919
3.61%, 05/07/26 - 08/20/26	250,248	248,018,730
3.68%, 05/07/26 - 07/21/26(e)	1,673,180	1,667,501,129
3.69%, 05/07/26 - 08/11/26(e)	1,432,280	1,424,386,515
3.66%, 05/14/26 - 06/25/26(e)	257,500	256,688,520
3.71%, 05/14/26 - 10/22/26(e)	1,045,500	1,043,768,265
4.15%, 05/14/26(e)	36,147	36,100,537
3.65%, 05/19/26	28,720	28,668,437
3.83%, 05/21/26	105,000	104,791,312
3.78%, 05/28/26	5,999	5,982,938
3.79%, 05/28/26	532,889	531,462,189
3.75%, 06/04/26 - 09/24/26	161,136	160,297,516
4.03%, 06/11/26(e)	520,809	518,673,883
4.16%, 06/11/26(e)	1,886	1,878,566
3.60%, 06/25/26	127,820	127,111,425
3.59%, 07/09/26	35,600	35,354,087
3.74%, 08/06/26 - 09/03/26(e)	257,676	254,511,595
3.73%, 10/08/26	33,573	33,038,100
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bills(h) (continued)
3.52%, 12/24/26 - 02/18/27	$208,321	$ 203,148,739
3.63%, 03/18/27	86,000	83,272,630
U.S. Treasury Notes(e)
4.25%, 12/31/26	3,200	3,210,438
4.00%, 01/15/27	7,100	7,113,313
		10,164,419,695
Total Short-Term Securities — 89.5% (Cost: $10,166,591,313)		10,166,301,178
Options Purchased — 0.1% (Cost: $16,078,141)		12,489,448
Total Investments Before Options Written — 96.0% (Cost: $10,841,355,013)		10,904,159,396
Options Written — (0.0)% (Premiums Received: $(5,078,171))		(4,588,419)
Total Investments, Net of Options Written — 96.0% (Cost: $10,836,276,842)		10,899,570,977
Other Assets Less Liabilities — 4.0%		458,170,411
Net Assets — 100.0%		$ 11,357,741,388

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $998,802, representing less than 0.05% of its net assets as of period end, and an original cost of $1,500,001.

(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 14,564,679	$ —	$ (12,683,196)(a)	$ —	$ —	$ 1,881,483	1,881,483	$ 1,826,572	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	144	05/26/26	$ 6,992	$ 5,306
MSCI Singapore Index	1,014	05/28/26	35,284	138,184
TOPIX Index	188	06/11/26	45,150	(260,675)
10-Year U.S. Treasury Note	7,904	06/18/26	873,763	(11,230,473)
E-mini Russell 2000 Index	401	06/18/26	56,296	5,879,704
FTSE Taiwan Index	1,558	06/18/26	101,145	(28,422)
S&P 500 E-Mini Index	1,229	06/18/26	445,128	18,501,827
S&P/TSE 60 Index	645	06/18/26	188,436	6,041,460
FTSE 100 Index	928	06/19/26	131,242	607,907
FTSE/MIB Index	24	06/19/26	6,714	40,207
MSCI Hong Kong Index	659	06/19/26	56,309	1,442,525
S&P 500 Annual Dividend Index	230	12/17/27	4,775	212,704
				21,350,254
Short Contracts
CAC 40 Index	549	05/15/26	52,061	642,967
IBEX 35 Index	47	05/15/26	9,826	114,944

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
OMX Stockholm 30 Index	4,055	05/15/26	$ 135,575	$ 985,368
CBOE Volatility Index	2,837	05/19/26	55,257	8,440,917
FTSE China A50 Index	1,915	05/28/26	29,881	(241,618)
10-Year Japanese Government Treasury Bonds	347	06/15/26	286,501	3,460,936
NASDAQ 100 E-Mini Index	79	06/18/26	43,602	(3,325,012)
SPI 200 Index	1,017	06/18/26	158,665	2,474,044
DAX Index	82	06/19/26	58,675	(510,779)
Euro Stoxx 50 Index	2,001	06/19/26	137,151	(4,129,442)
5-Year U.S. Treasury Note	10,930	06/30/26	1,178,476	9,456,566
				17,368,891
				$ 38,719,145
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,291,000	USD	1,619,572	Goldman Sachs International	06/17/26	$ 28,505
AUD	21,465,000	USD	15,066,627	HSBC Bank PLC	06/17/26	374,652
AUD	3,502,000	USD	2,474,960	JPMorgan Chase Bank N.A.	06/17/26	44,274
AUD	3,518,000	USD	2,513,535	JPMorgan Chase Bank N.A.	06/17/26	17,209
AUD	198,067,000	USD	141,322,587	JPMorgan Chase Bank N.A.	06/17/26	1,160,886
BRL	78,128,000	USD	15,489,847	Barclays Bank PLC	06/17/26	119,137
BRL	131,170,000	USD	24,591,716	Barclays Bank PLC	06/17/26	1,614,387
BRL	49,056,000	USD	9,229,241	BNP Paribas SA	06/17/26	571,526
BRL	51,667,000	USD	9,650,168	Goldman Sachs International	06/17/26	672,244
BRL	62,331,000	USD	11,875,965	Goldman Sachs International	06/17/26	576,979
BRL	131,170,000	USD	24,699,192	Goldman Sachs International	06/17/26	1,506,911
BRL	131,170,000	USD	24,633,789	Goldman Sachs International	06/17/26	1,572,314
BRL	83,830,000	USD	16,674,590	HSBC Bank PLC	06/17/26	73,581
BRL	113,090,000	USD	22,327,607	HSBC Bank PLC	06/17/26	266,341
BRL	651,345,000	USD	123,557,364	HSBC Bank PLC	06/17/26	6,573,110
BRL	65,864,000	USD	13,100,225	Morgan Stanley & Co. International PLC	06/17/26	58,567
CAD	3,247,000	USD	2,392,277	Bank of America N.A.	06/17/26	2,833
CAD	2,898,000	USD	2,101,042	HSBC Bank PLC	06/17/26	36,632
CAD	4,565,729	USD	3,351,590	HSBC Bank PLC	06/17/26	16,265
CAD	13,532,000	USD	9,852,705	HSBC Bank PLC	06/17/26	129,012
CAD	2,274,000	USD	1,662,344	JPMorgan Chase Bank N.A.	06/17/26	15,045
CAD	76,144,000	USD	55,784,213	JPMorgan Chase Bank N.A.	06/17/26	382,488
CAD	275,426,000	USD	200,562,090	JPMorgan Chase Bank N.A.	06/17/26	2,602,567
CHF	33,435,000	EUR	36,469,301	Barclays Bank PLC	06/17/26	103,234
CHF	73,176,000	EUR	79,758,553	JPMorgan Chase Bank N.A.	06/17/26	294,536
CNH	11,356,000	USD	1,666,853	BNP Paribas SA	06/17/26	309
CNH	711,173,019	USD	103,845,438	BNP Paribas SA	06/17/26	561,069
CNH	145,137,000	USD	21,229,319	HSBC Bank PLC	06/17/26	78,080
EUR	2,679,514	CHF	2,407,000	Goldman Sachs International	06/17/26	56,157
EUR	2,666,081	CHF	2,392,815	JPMorgan Chase Bank N.A.	06/17/26	58,599
EUR	29,972,522	CHF	27,324,000	JPMorgan Chase Bank N.A.	06/17/26	114,148
EUR	30,610,199	CHF	27,474,000	UBS AG	06/17/26	671,173
EUR	102,801,167	CHF	92,277,000	UBS AG	06/17/26	2,243,224
EUR	3,430,932	SEK	37,157,000	Bank of America N.A.	06/17/26	1,129
EUR	2,318,005	SEK	24,773,788	Barclays Bank PLC	06/17/26	36,609
EUR	12,189,882	SEK	131,950,800	BNP Paribas SA	06/17/26	11,137
EUR	18,287,938	SEK	197,926,200	BNP Paribas SA	06/17/26	20,368
EUR	1,789,170	SEK	19,059,000	JPMorgan Chase Bank N.A.	06/17/26	35,078
EUR	2,296,391	SEK	24,732,000	JPMorgan Chase Bank N.A.	06/17/26	15,728
EUR	112,974,311	SEK	1,204,457,000	JPMorgan Chase Bank N.A.	06/17/26	2,105,675
EUR	2,121,796	SEK	22,872,000	Morgan Stanley & Co. International PLC	06/17/26	12,320
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,086,358	SEK	33,210,000	Morgan Stanley & Co. International PLC	06/17/26	$ 24,383
EUR	3,481,803	SEK	37,641,000	Morgan Stanley & Co. International PLC	06/17/26	8,411
EUR	50,020,000	USD	58,627,242	Barclays Bank PLC	06/17/26	195,050
EUR	1,384,000	USD	1,624,874	BNP Paribas SA	06/17/26	2,676
EUR	61,904,000	USD	72,077,683	BNP Paribas SA	06/17/26	719,900
EUR	135,356,000	USD	155,799,223	Goldman Sachs International	06/17/26	3,376,108
EUR	1,334,000	USD	1,541,924	HSBC Bank PLC	06/17/26	26,827
EUR	6,897,000	USD	8,094,093	HSBC Bank PLC	06/17/26	16,610
EUR	310,000	USD	359,830	JPMorgan Chase Bank N.A.	06/17/26	4,723
EUR	3,420,000	USD	3,963,412	JPMorgan Chase Bank N.A.	06/17/26	58,424
EUR	4,046,000	USD	4,654,484	JPMorgan Chase Bank N.A.	06/17/26	103,513
EUR	4,340,000	USD	5,024,512	JPMorgan Chase Bank N.A.	06/17/26	79,221
EUR	6,154,000	USD	7,153,219	JPMorgan Chase Bank N.A.	06/17/26	83,734
EUR	6,651,000	USD	7,730,705	JPMorgan Chase Bank N.A.	06/17/26	90,708
EUR	24,265,000	USD	28,130,587	JPMorgan Chase Bank N.A.	06/17/26	404,457
EUR	64,000	USD	74,916	Morgan Stanley & Co. International PLC	06/17/26	346
EUR	2,139,000	USD	2,491,647	Morgan Stanley & Co. International PLC	06/17/26	23,765
EUR	500,000	USD	578,410	UBS AG	06/17/26	9,577
EUR	644,000	USD	745,498	UBS AG	06/17/26	11,830
EUR	1,674,000	USD	1,962,179	UBS AG	06/17/26	6,404
EUR	153,278,000	USD	178,146,589	UBS AG	06/17/26	2,104,573
GBP	2,398,000	USD	3,229,269	Goldman Sachs International	06/17/26	33,557
GBP	42,613,000	USD	57,550,945	HSBC Bank PLC	06/17/26	430,218
GBP	1,908,000	USD	2,543,601	Morgan Stanley & Co. International PLC	06/17/26	52,510
GBP	1,291,000	USD	1,712,577	UBS AG	06/17/26	44,015
JPY	302,570,000	USD	1,917,957	Barclays Bank PLC	06/17/26	21,395
JPY	456,459,208	USD	2,885,360	BNP Paribas SA	06/17/26	40,360
JPY	2,528,586,000	USD	15,939,396	Goldman Sachs International	06/17/26	267,824
JPY	924,760,000	USD	5,868,413	JPMorgan Chase Bank N.A.	06/17/26	58,927
JPY	5,087,714,000	USD	32,205,869	JPMorgan Chase Bank N.A.	06/17/26	404,334
JPY	5,303,454,000	USD	33,660,647	JPMorgan Chase Bank N.A.	06/17/26	332,363
JPY	1,364,194,000	USD	8,599,410	Morgan Stanley & Co. International PLC	06/17/26	144,526
KRW	2,380,569,000	USD	1,617,004	Barclays Bank PLC	06/17/26	617
KRW	45,020,506,000	USD	30,157,421	Goldman Sachs International	06/17/26	434,473
KRW	46,055,106,000	USD	31,092,265	HSBC Bank PLC	06/17/26	202,651
KRW	102,742,877,000	USD	68,486,120	HSBC Bank PLC	06/17/26	1,328,715
MXN	345,849,000	USD	19,350,102	JPMorgan Chase Bank N.A.	06/17/26	377,184
MXN	1,189,000	USD	66,837	UBS AG	06/17/26	984
NOK	78	EUR	7	BNP Paribas SA	06/17/26	—
NOK	41,706,722	EUR	3,771,622	BNP Paribas SA	06/17/26	64,165
NOK	62,560,200	EUR	5,658,816	BNP Paribas SA	06/17/26	94,635
NOK	228,036,000	EUR	20,262,853	Citibank N.A.	06/17/26	772,887
NOK	85,308,000	EUR	7,682,222	Goldman Sachs International	06/17/26	169,290
NOK	154,398,000	EUR	13,688,433	Goldman Sachs International	06/17/26	559,859
NOK	630,882,000	EUR	56,458,807	JPMorgan Chase Bank N.A.	06/17/26	1,668,092
NZD	5,346,000	USD	3,114,923	Goldman Sachs International	06/17/26	47,833
NZD	74,253,000	USD	43,319,200	Morgan Stanley & Co. International PLC	06/17/26	609,743
NZD	94,826,000	USD	54,749,593	Morgan Stanley & Co. International PLC	06/17/26	1,350,578
PLN	41,354,000	EUR	9,622,969	BNP Paribas SA	06/17/26	91,351
PLN	31,946,000	EUR	7,428,863	HSBC Bank PLC	06/17/26	76,317
SEK	144,528,613	EUR	13,341,394	BNP Paribas SA	06/17/26	93
SEK	43,192,000	EUR	3,971,164	Goldman Sachs International	06/17/26	18,698
SEK	22,033,000	EUR	2,027,954	JPMorgan Chase Bank N.A.	06/17/26	6,960
SEK	16,150,000	EUR	1,475,247	Morgan Stanley & Co. International PLC	06/17/26	18,302
SEK	34,253,000	EUR	3,155,876	Morgan Stanley & Co. International PLC	06/17/26	7,087
SGD	4,042,457	USD	3,175,861	BNP Paribas SA	06/17/26	9,815
SGD	13,992,000	USD	10,988,501	BNP Paribas SA	06/17/26	37,956
SGD	40,541,000	USD	31,739,804	HSBC Bank PLC	06/17/26	208,710
SGD	52,414,000	USD	41,304,853	HSBC Bank PLC	06/17/26	230
SGD	23,047,000	USD	18,112,801	Morgan Stanley & Co. International PLC	06/17/26	49,488
TWD	153,910,000	USD	4,807,134	Barclays Bank PLC	06/17/26	56,713
TWD	947,817,000	USD	29,600,781	Goldman Sachs International	06/17/26	352,027

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	488,100,000	USD	15,217,842	UBS AG	06/17/26	$ 207,040
USD	3,351,590	CAD	4,535,858	Citibank N.A.	06/17/26	5,769
USD	23,841,096	CLP	21,387,847,000	Citibank N.A.	06/17/26	70,644
USD	5,174,630	CLP	4,538,927,000	Goldman Sachs International	06/17/26	130,067
USD	9,564,439	CNH	65,041,000	Goldman Sachs International	06/17/26	15,844
USD	66,143	EUR	56,000	Barclays Bank PLC	06/17/26	288
USD	15,888,269	EUR	13,459,000	HSBC Bank PLC	06/17/26	60,815
USD	1,012,841	EUR	859,000	JPMorgan Chase Bank N.A.	06/17/26	2,678
USD	7,491,785	EUR	6,369,000	JPMorgan Chase Bank N.A.	06/17/26	1,997
USD	7,666,035	EUR	6,516,000	JPMorgan Chase Bank N.A.	06/17/26	3,379
USD	1,174,957	EUR	993,000	Morgan Stanley & Co. International PLC	06/17/26	7,213
USD	93,192	EUR	79,000	UBS AG	06/17/26	290
USD	4,952,216	INR	471,401,483	Goldman Sachs International	06/17/26	11,230
USD	5,026,564	INR	473,638,000	Goldman Sachs International	06/17/26	62,135
USD	3,100,144	INR	288,700,000	HSBC Bank PLC	06/17/26	74,140
USD	3,190,523	INR	300,195,000	HSBC Bank PLC	06/17/26	44,034
USD	3,824,707	INR	360,235,000	HSBC Bank PLC	06/17/26	48,910
USD	3,898,330	INR	366,905,000	HSBC Bank PLC	06/17/26	52,622
USD	3,898,559	INR	366,900,000	HSBC Bank PLC	06/17/26	52,903
USD	21,633,676	INR	2,019,852,000	HSBC Bank PLC	06/17/26	462,634
USD	49,889,500	INR	4,745,760,517	HSBC Bank PLC	06/17/26	146,897
USD	3,025,975	INR	282,384,000	UBS AG	06/17/26	66,172
USD	15,591,363	INR	1,467,615,000	UBS AG	06/17/26	208,583
USD	32,109,907	INR	3,041,932,000	UBS AG	06/17/26	225,951
USD	5,816,045	NZD	9,830,503	HSBC Bank PLC	06/17/26	205
USD	33,245,046	NZD	56,097,000	Morgan Stanley & Co. International PLC	06/17/26	57,404
USD	3,175,861	SGD	4,022,038	Citibank N.A.	06/17/26	6,276
USD	48,509,181	SGD	61,402,000	HSBC Bank PLC	06/17/26	121,065
USD	29,198,718	SGD	37,025,000	JPMorgan Chase Bank N.A.	06/17/26	21,004
USD	1,062,990	THB	34,247,000	HSBC Bank PLC	06/17/26	8,869
USD	10,113,219	THB	325,140,000	HSBC Bank PLC	06/17/26	105,417
USD	10,355,928	THB	330,322,000	HSBC Bank PLC	06/17/26	188,624
USD	66,829,449	THB	2,119,095,000	HSBC Bank PLC	06/17/26	1,603,751
USD	19,265,667	THB	621,443,000	UBS AG	06/17/26	137,665
USD	9,111,563	TWD	288,274,000	JPMorgan Chase Bank N.A.	06/17/26	1,559
USD	5,242,710	ZAR	87,227,007	HSBC Bank PLC	06/17/26	23,154
ZAR	88,908,124	USD	5,242,710	Barclays Bank PLC	06/17/26	77,442
ZAR	24,954,000	USD	1,489,927	Goldman Sachs International	06/17/26	3,289
ZAR	336,520,000	USD	19,778,773	Goldman Sachs International	06/17/26	358,166
ZAR	142,805,000	USD	8,447,875	HSBC Bank PLC	06/17/26	97,399
						47,404,284
CAD	339,188,000	USD	250,407,351	JPMorgan Chase Bank N.A.	06/17/26	(209,426)
CHF	2,394,982	EUR	2,666,081	Barclays Bank PLC	06/17/26	(55,813)
CHF	9,345,000	EUR	10,361,588	JPMorgan Chase Bank N.A.	06/17/26	(169,308)
CHF	8,627,000	EUR	9,596,613	Morgan Stanley & Co. International PLC	06/17/26	(192,910)
CHF	38,780,000	EUR	43,207,566	Morgan Stanley & Co. International PLC	06/17/26	(948,277)
CLP	22,451,500,000	USD	25,000,000	BNP Paribas SA	06/17/26	(47,405)
CLP	4,238,901,000	USD	4,778,375	Goldman Sachs International	06/17/26	(67,261)
CLP	9,059,753,000	USD	10,106,355	JPMorgan Chase Bank N.A.	06/17/26	(37,347)
CNH	57,745,000	USD	8,508,641	HSBC Bank PLC	06/17/26	(31,163)
EUR	41,371,888	CHF	38,058,000	Barclays Bank PLC	06/17/26	(282,098)
EUR	5,525,666	NOK	61,974,000	BNP Paribas SA	06/17/26	(187,975)
EUR	7,136,506	NOK	77,952,000	Citibank N.A.	06/17/26	(17,441)
EUR	31,000,369	NOK	350,643,000	Goldman Sachs International	06/17/26	(1,373,202)
EUR	9,335,173	NOK	104,821,000	JPMorgan Chase Bank N.A.	06/17/26	(330,606)
EUR	69,399,648	PLN	296,544,000	HSBC Bank PLC	06/17/26	(190,995)
EUR	65,383,131	PLN	280,356,000	JPMorgan Chase Bank N.A.	06/17/26	(448,773)
EUR	3,255,248	PLN	13,926,000	UBS AG	06/17/26	(13,471)
EUR	2,235,559	SEK	24,369,000	Morgan Stanley & Co. International PLC	06/17/26	(16,404)
EUR	2,468,396	SEK	26,929,000	Morgan Stanley & Co. International PLC	06/17/26	(20,493)
EUR	3,689,269	SEK	40,122,000	Morgan Stanley & Co. International PLC	06/17/26	(16,937)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,890,000	USD	2,235,285	BNP Paribas SA	06/17/26	$ (12,691)
EUR	97,566,000	USD	115,332,550	BNP Paribas SA	06/17/26	(597,331)
EUR	6,322,000	USD	7,472,516	Morgan Stanley & Co. International PLC	06/17/26	(37,999)
INR	208,704,000	USD	2,233,397	HSBC Bank PLC	06/17/26	(45,869)
INR	3,036,449,000	USD	31,971,824	HSBC Bank PLC	06/17/26	(145,338)
KRW	82,255,611,000	USD	55,902,710	Citibank N.A.	06/17/26	(9,182)
MXN	102,805,000	USD	5,930,913	HSBC Bank PLC	06/17/26	(66,898)
MXN	352,786,000	USD	20,337,121	HSBC Bank PLC	06/17/26	(214,148)
NZD	97,899,000	USD	58,050,700	BNP Paribas SA	06/17/26	(132,506)
NZD	5,185,000	USD	3,092,907	JPMorgan Chase Bank N.A.	06/17/26	(25,401)
PLN	440,181,000	EUR	103,356,515	Barclays Bank PLC	06/17/26	(118,399)
PLN	123,584,000	EUR	29,089,540	BNP Paribas SA	06/17/26	(117,265)
SEK	33,292,000	EUR	3,118,786	Bank of America N.A.	06/17/26	(53,616)
SEK	61,092,000	EUR	5,709,933	Bank of America N.A.	06/17/26	(82,924)
SEK	52,010,000	EUR	4,820,969	BNP Paribas SA	06/17/26	(23,417)
SEK	738,882,235	EUR	68,275,985	Citibank N.A.	06/17/26	(81,821)
SEK	740,506,152	EUR	68,404,507	Citibank N.A.	06/17/26	(56,676)
SEK	24,971,855	EUR	2,318,005	HSBC Bank PLC	06/17/26	(15,108)
SEK	562,793,000	EUR	52,780,465	HSBC Bank PLC	06/17/26	(974,765)
SEK	19,033,000	EUR	1,761,310	JPMorgan Chase Bank N.A.	06/17/26	(5,138)
SEK	283,818,000	EUR	26,254,760	JPMorgan Chase Bank N.A.	06/17/26	(65,206)
SEK	22,582,000	EUR	2,100,449	Morgan Stanley & Co. International PLC	06/17/26	(18,696)
SEK	22,790,000	EUR	2,106,035	Morgan Stanley & Co. International PLC	06/17/26	(2,686)
SEK	26,922,000	EUR	2,516,694	Morgan Stanley & Co. International PLC	06/17/26	(37,064)
SEK	233,115,000	EUR	21,942,598	Morgan Stanley & Co. International PLC	06/17/26	(498,252)
SGD	48,822,000	USD	38,568,246	Bank of America N.A.	06/17/26	(93,854)
TWD	118,213,000	USD	3,738,315	BNP Paribas SA	06/17/26	(2,561)
USD	134,901,727	AUD	188,915,000	Bank of America N.A.	06/17/26	(998,072)
USD	14,016,185	AUD	19,589,000	Barclays Bank PLC	06/17/26	(75,556)
USD	1,697,695	AUD	2,376,000	BNP Paribas SA	06/17/26	(11,529)
USD	1,941,485	AUD	2,747,000	HSBC Bank PLC	06/17/26	(34,625)
USD	5,386,154	AUD	7,558,000	HSBC Bank PLC	06/17/26	(50,845)
USD	2,008,060	AUD	2,840,000	JPMorgan Chase Bank N.A.	06/17/26	(34,952)
USD	12,817,578	AUD	18,042,000	JPMorgan Chase Bank N.A.	06/17/26	(161,297)
USD	53,011,060	AUD	74,026,000	JPMorgan Chase Bank N.A.	06/17/26	(241,029)
USD	117,099,123	AUD	168,301,000	JPMorgan Chase Bank N.A.	06/17/26	(3,971,580)
USD	16,195,667	CAD	22,445,000	Barclays Bank PLC	06/17/26	(360,616)
USD	3,346,755	CAD	4,559,000	Citibank N.A.	06/17/26	(16,136)
USD	2,288,786	CAD	3,114,000	HSBC Bank PLC	06/17/26	(8,218)
USD	2,569,703	CAD	3,542,000	HSBC Bank PLC	06/17/26	(43,011)
USD	39,489,970	CAD	53,762,000	HSBC Bank PLC	06/17/26	(166,919)
USD	7,190,404	CAD	9,819,000	JPMorgan Chase Bank N.A.	06/17/26	(52,463)
USD	31,968,964	CAD	43,526,000	JPMorgan Chase Bank N.A.	06/17/26	(137,464)
USD	14,913,365	CLP	13,611,279,387	Citibank N.A.	06/17/26	(214,209)
USD	19,211,785	CLP	17,573,980,000	Citibank N.A.	06/17/26	(319,935)
USD	4,342,803	CLP	3,962,720,613	Goldman Sachs International	06/17/26	(61,365)
USD	10,323,364	CLP	9,407,682,000	Goldman Sachs International	06/17/26	(132,333)
USD	10,325,896	CLP	9,442,057,000	Goldman Sachs International	06/17/26	(168,005)
USD	21,973,653	CLP	20,133,360,000	Goldman Sachs International	06/17/26	(402,561)
USD	19,269,759	CLP	17,574,020,000	UBS AG	06/17/26	(262,006)
USD	104,116,402	CNH	713,927,000	BNP Paribas SA	06/17/26	(694,413)
USD	103,845,438	CNH	709,073,202	Citibank N.A.	06/17/26	(252,797)
USD	1,221,455	CNH	8,362,000	HSBC Bank PLC	06/17/26	(6,161)
USD	29,004,627	CNH	199,123,000	HSBC Bank PLC	06/17/26	(228,395)
USD	26,463,707	CNH	181,500,000	JPMorgan Chase Bank N.A.	06/17/26	(182,103)
USD	2,045,042	EUR	1,742,000	Bank of America N.A.	06/17/26	(3,507)
USD	91,582	EUR	78,000	Barclays Bank PLC	06/17/26	(144)
USD	641,372	EUR	551,000	Barclays Bank PLC	06/17/26	(6,591)
USD	791,331	EUR	681,000	Barclays Bank PLC	06/17/26	(9,508)
USD	1,550,834	EUR	1,327,000	Barclays Bank PLC	06/17/26	(9,685)
USD	7,074,602	EUR	6,124,000	Barclays Bank PLC	06/17/26	(127,071)
USD	7,143,916	EUR	6,155,000	Barclays Bank PLC	06/17/26	(94,212)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,871,913	EUR	1,593,000	BNP Paribas SA	06/17/26	$ (1,416)
USD	1,960,833	EUR	1,695,000	BNP Paribas SA	06/17/26	(32,445)
USD	127,227,205	EUR	109,476,000	BNP Paribas SA	06/17/26	(1,513,882)
USD	12,613,913	EUR	10,875,000	Goldman Sachs International	06/17/26	(174,820)
USD	28,236,133	EUR	24,358,000	Goldman Sachs International	06/17/26	(408,277)
USD	86,565,657	EUR	74,632,000	Goldman Sachs International	06/17/26	(1,199,742)
USD	174,905	EUR	151,000	HSBC Bank PLC	06/17/26	(2,668)
USD	7,116,594	EUR	6,152,000	HSBC Bank PLC	06/17/26	(118,007)
USD	65,065	EUR	56,000	JPMorgan Chase Bank N.A.	06/17/26	(790)
USD	5,258,753	EUR	4,541,000	JPMorgan Chase Bank N.A.	06/17/26	(81,351)
USD	19,880,377	EUR	17,137,000	JPMorgan Chase Bank N.A.	06/17/26	(272,314)
USD	918,083	EUR	781,000	UBS AG	06/17/26	(353)
USD	3,063,710	GBP	2,281,000	Barclays Bank PLC	06/17/26	(39,921)
USD	29,600,101	GBP	21,819,000	Barclays Bank PLC	06/17/26	(87,811)
USD	4,643,033	GBP	3,468,000	BNP Paribas SA	06/17/26	(75,683)
USD	32,043,120	GBP	24,128,000	Citibank N.A.	06/17/26	(786,521)
USD	31,084,480	GBP	23,013,000	HSBC Bank PLC	06/17/26	(228,043)
USD	84,483,162	GBP	63,635,000	HSBC Bank PLC	06/17/26	(2,101,478)
USD	2,435,878	GBP	1,842,000	JPMorgan Chase Bank N.A.	06/17/26	(70,430)
USD	35,842,393	GBP	26,827,000	JPMorgan Chase Bank N.A.	06/17/26	(659,629)
USD	42,060,932	GBP	31,392,000	JPMorgan Chase Bank N.A.	06/17/26	(652,434)
USD	49,345,340	GBP	36,791,000	JPMorgan Chase Bank N.A.	06/17/26	(714,148)
USD	19,762,902	GBP	14,673,000	Morgan Stanley & Co. International PLC	06/17/26	(201,841)
USD	5,700,820	JPY	899,236,000	HSBC Bank PLC	06/17/26	(62,921)
USD	53,904,630	JPY	8,527,756,000	HSBC Bank PLC	06/17/26	(754,860)
USD	1,808,484	JPY	287,450,000	JPMorgan Chase Bank N.A.	06/17/26	(33,955)
USD	2,885,360	JPY	454,289,908	JPMorgan Chase Bank N.A.	06/17/26	(26,456)
USD	2,897,145	JPY	458,325,000	JPMorgan Chase Bank N.A.	06/17/26	(40,534)
USD	11,084,649	JPY	1,745,266,000	JPMorgan Chase Bank N.A.	06/17/26	(101,805)
USD	13,540,351	JPY	2,113,148,000	JPMorgan Chase Bank N.A.	06/17/26	(4,079)
USD	24,819,154	JPY	3,909,777,285	JPMorgan Chase Bank N.A.	06/17/26	(240,947)
USD	1,471,177	JPY	230,332,000	Morgan Stanley & Co. International PLC	06/17/26	(5,159)
USD	60,369,155	JPY	9,548,885,000	Morgan Stanley & Co. International PLC	06/17/26	(835,362)
USD	14,025,785	KRW	21,032,086,000	Citibank N.A.	06/17/26	(265,732)
USD	13,434,243	KRW	19,911,791,000	HSBC Bank PLC	06/17/26	(96,023)
USD	41,616,654	KRW	61,282,604,000	HSBC Bank PLC	06/17/26	(25,502)
USD	2,254,875	MXN	40,078,000	Citibank N.A.	06/17/26	(31,181)
USD	22,718,144	MXN	408,258,000	Goldman Sachs International	06/17/26	(568,961)
USD	28,048,171	MXN	507,166,000	Goldman Sachs International	06/17/26	(880,663)
USD	14,180,603	NZD	24,125,000	JPMorgan Chase Bank N.A.	06/17/26	(92,030)
USD	57,481,103	NZD	97,716,000	JPMorgan Chase Bank N.A.	06/17/26	(328,826)
USD	135,431,350	NZD	228,955,586	JPMorgan Chase Bank N.A.	06/17/26	(21,453)
USD	46,326,373	NZD	78,326,911	Morgan Stanley & Co. International PLC	06/17/26	(12,744)
USD	102,389,879	NZD	173,715,000	Morgan Stanley & Co. International PLC	06/17/26	(381,947)
USD	2,199,302	SGD	2,797,000	HSBC Bank PLC	06/17/26	(4,886)
USD	3,179,839	SGD	4,047,000	HSBC Bank PLC	06/17/26	(9,417)
USD	16,056,255	THB	522,485,000	HSBC Bank PLC	06/17/26	(25,822)
USD	30,769,212	THB	1,000,584,000	JPMorgan Chase Bank N.A.	06/17/26	(28,742)
USD	7,875,736	THB	256,749,000	Morgan Stanley & Co. International PLC	06/17/26	(26,992)
USD	2,165,409	TWD	69,038,000	HSBC Bank PLC	06/17/26	(16,322)
USD	11,244,737	TWD	356,014,000	HSBC Bank PLC	06/17/26	(5,978)
USD	11,667,849	TWD	371,621,000	HSBC Bank PLC	06/17/26	(76,077)
USD	5,090,063	ZAR	86,295,000	HSBC Bank PLC	06/17/26	(73,723)
USD	25,278,422	ZAR	430,350,000	HSBC Bank PLC	06/17/26	(473,188)
ZAR	228,136,000	USD	13,849,591	HSBC Bank PLC	06/17/26	(198,216)
ZAR	319,600,000	USD	19,294,924	HSBC Bank PLC	06/17/26	(170,456)
ZAR	857,922,000	USD	51,418,451	HSBC Bank PLC	06/17/26	(81,463)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	388,445,000	USD	23,542,392	JPMorgan Chase Bank N.A.	06/17/26	$ (298,326)
ZAR	90,266,000	USD	5,497,513	UBS AG	06/17/26	(96,107)
						(33,552,288)
						$ 13,851,996
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
FTSE 100 Index	1,079	05/15/26	GBP	10,750.00	GBP	111,987	$ 216,567
Euro Stoxx Banks	8,573	06/19/26	EUR	260.00	EUR	111,422	4,791,884
Stoxx 600 Basic Resources PR Index	929	06/19/26	EUR	800.00	EUR	36,596	1,572,787
							6,581,238
Put
iShares iBoxx $ High Yield Corporate Bond ETF	43,497	06/18/26	USD	79.00	USD	349,629	1,302,757
Russell 2000 Index	923	06/18/26	USD	2,700.00	USD	258,431	4,605,453
							5,908,210
							$ 12,489,448
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Euro Stoxx Banks	8,573	06/19/26	EUR	275.00	EUR	111,422	$ (1,962,031)
Put
iShares iBoxx $ High Yield Corporate Bond ETF	43,497	06/18/26	USD	76.00	USD	349,629	(593,347)
Russell 2000 Index	923	06/18/26	USD	2,550.00	USD	258,431	(2,033,041)
							(2,626,388)
							$ (4,588,419)
OTC Total Return Swaps — Future
Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Amsterdam Index Future May 2026	EUR	(32,085,543)	HSBC Bank PLC	05/15/26	EUR	32,086	$ 154,109	$ —	$ 154,109
Amsterdam Index Future May 2026	EUR	(6,424,330)	HSBC Bank PLC	05/15/26	EUR	6,424	(55,647)	—	(55,647)
Taiwan Stock Exchange Capitalization Weighted Stock Index Future May 2026	TWD	(230,774,566)	Citibank N.A.	05/20/26	TWD	230,775	(414,898)	—	(414,898)
Korean Stock Price 200 Index Future June 2026	KRW	1,643,217,800	Bank of America N.A.	06/11/26	KRW	1,643,218	238,526	—	238,526
Korean Stock Price 200 Index Future June 2026	KRW	1,682,436,400	Citibank N.A.	06/11/26	KRW	1,682,436	212,084	—	212,084
Korean Stock Price 200 Index Future June 2026	KRW	25,328,151,900	Citibank N.A.	06/11/26	KRW	25,328,152	1,099,884	—	1,099,884
BOVESPA Index Future June 2026	BRL	(396,856,186)	Citibank N.A.	06/17/26	BRL	396,856	4,651,779	—	4,651,779
BOVESPA Index Future June 2026	BRL	(43,658,814)	Citibank N.A.	06/17/26	BRL	43,659	539,964	—	539,964

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

OTC Total Return Swaps — Future (continued)
Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Swiss Market Index Future June 2026	CHF	893,130	HSBC Bank PLC	06/19/26	CHF	893	$ 29,206	$ —	$ 29,206
Swiss Market Index Future June 2026	CHF	765,540	HSBC Bank PLC	06/19/26	CHF	766	25,034	—	25,034
Swiss Market Index Future June 2026	CHF	4,465,650	HSBC Bank PLC	06/19/26	CHF	4,466	146,029	—	146,029
Swiss Market Index Future June 2026	CHF	2,806,980	HSBC Bank PLC	06/19/26	CHF	2,807	91,790	—	91,790
Swiss Market Index Future June 2026	CHF	8,962,313	HSBC Bank PLC	06/19/26	CHF	8,962	252,368	—	252,368
Swiss Market Index Future June 2026	CHF	19,102,391	HSBC Bank PLC	06/19/26	CHF	19,102	1,174,453	—	1,174,453
Swiss Market Index Future June 2026	CHF	5,792,577	HSBC Bank PLC	06/19/26	CHF	5,793	(45,021)	—	(45,021)
WIG20 PLN 20 Index Future June 2026	PLN	23,018,697	Morgan Stanley & Co. International PLC	06/19/26	PLN	23,019	(347,555)	—	(347,555)
WIG20 PLN 20 Index Future June 2026	PLN	36,782,022	Morgan Stanley & Co. International PLC	06/19/26	PLN	36,782	(281,555)	—	(281,555)
Thai SET50 Index Future June 2026	THB	501,188,076	Citibank N.A.	06/29/26	THB	501,188	(199,330)	—	(199,330)
Thai SET50 Index Future June 2026	THB	228,530,812	Citibank N.A.	06/29/26	THB	228,531	(8,347)	—	(8,347)
Thai SET50 Index Future June 2026	THB	554,952,604	Citibank N.A.	06/29/26	THB	554,953	206,618	—	206,618
FTSE 100 Dividend Index Future December 2026	GBP	1,251,691	Morgan Stanley & Co. International PLC	12/17/26	GBP	1,252	59,811	—	59,811
FTSE 100 Dividend Index Future December 2026	GBP	2,942,563	Morgan Stanley & Co. International PLC	12/17/26	GBP	2,943	160,728	—	160,728
FTSE 100 Dividend Index Future December 2026	GBP	2,042,653	Morgan Stanley & Co. International PLC	12/17/26	GBP	2,043	120,960	—	120,960
FTSE 100 Dividend Index Future December 2026	GBP	1,600,480	Morgan Stanley & Co. International PLC	12/17/26	GBP	1,600	62,050	—	62,050
FTSE 100 Dividend Index Future December 2026	GBP	5,078,244	Morgan Stanley & Co. International PLC	12/17/26	GBP	5,078	19,481	—	19,481
Euro Stoxx 50 Dividend Future December 2026	EUR	1,803,252	HSBC Bank PLC	12/18/26	EUR	1,803	146,153	—	146,153
Euro Stoxx 50 Dividend Future December 2026	EUR	2,999,501	Morgan Stanley & Co. International PLC	12/18/26	EUR	3,000	243,860	—	243,860
Euro Stoxx 50 Dividend Future December 2026	EUR	2,416,725	Morgan Stanley & Co. International PLC	12/18/26	EUR	2,417	187,004	—	187,004
Euro Stoxx 50 Dividend Future December 2026	EUR	1,577,513	Morgan Stanley & Co. International PLC	12/18/26	EUR	1,578	110,754	—	110,754
Nikkei Dividend XSIM Future March 2027	JPY	23,955,000	BNP Paribas SA	03/31/27	JPY	23,955	21,673	—	21,673
Nikkei Dividend XSIM Future March 2027	JPY	533,925,000	BNP Paribas SA	03/31/27	JPY	533,925	257,948	—	257,948
Nikkei Dividend XSIM Future March 2027	JPY	423,850,000	BNP Paribas SA	03/31/27	JPY	423,850	145,853	—	145,853
Nikkei Dividend XSIM Future March 2027	JPY	279,040,000	BNP Paribas SA	03/31/27	JPY	279,040	80,943	—	80,943
Nikkei Dividend XSIM Future March 2027	JPY	1,829,880,000	BNP Paribas SA	03/31/27	JPY	1,829,880	190,246	—	190,246
Nikkei Dividend XSIM Future March 2027	JPY	374,400,000	JPMorgan Chase Bank N.A.	03/31/27	JPY	374,400	228,801	—	228,801
FTSE 100 Dividend Index Future December 2027	GBP	1,147,776	Morgan Stanley & Co. International PLC	12/16/27	GBP	1,148	135,922	—	135,922
FTSE 100 Dividend Index Future December 2027	GBP	2,835,746	Morgan Stanley & Co. International PLC	12/16/27	GBP	2,836	367,498	—	367,498
FTSE 100 Dividend Index Future December 2027	GBP	1,992,658	Morgan Stanley & Co. International PLC	12/16/27	GBP	1,993	243,681	—	243,681
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

OTC Total Return Swaps — Future (continued)
Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
FTSE 100 Dividend Index Future December 2027	GBP	1,613,464	Morgan Stanley & Co. International PLC	12/16/27	GBP	1,613	$ 174,078	$ —	$ 174,078
FTSE 100 Dividend Index Future December 2027	GBP	13,126,447	Morgan Stanley & Co. International PLC	12/16/27	GBP	13,126	355,049	—	355,049
FTSE 100 Dividend Index Future December 2027	GBP	4,403,221	Morgan Stanley & Co. International PLC	12/16/27	GBP	4,403	(26,829)	—	(26,829)
Euro Stoxx 50 Dividend Future December 2027	EUR	1,916,358	HSBC Bank PLC	12/17/27	EUR	1,916	253,746	—	253,746
Euro Stoxx 50 Dividend Future December 2027	EUR	2,888,606	Morgan Stanley & Co. International PLC	12/17/27	EUR	2,889	364,107	—	364,107
Euro Stoxx 50 Dividend Future December 2027	EUR	2,461,608	Morgan Stanley & Co. International PLC	12/17/27	EUR	2,462	290,821	—	290,821
Euro Stoxx 50 Dividend Future December 2027	EUR	1,395,979	Morgan Stanley & Co. International PLC	12/17/27	EUR	1,396	146,450	—	146,450
Euro Stoxx 50 Dividend Future December 2027	EUR	8,060,417	Morgan Stanley & Co. International PLC	12/17/27	EUR	8,060	264,192	—	264,192
Nikkei Dividend XSIM Future December 2027	JPY	1,569,624,000	BNP Paribas SA	03/31/28	JPY	1,569,624	669,618	—	669,618
Nikkei Dividend XSIM Future December 2027	JPY	401,190,000	JPMorgan Chase Bank N.A.	03/31/28	JPY	401,190	174,961	—	174,961
							$ 12,919,050	$ —	$ 12,919,050

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 3.66%	At Termination	Goldman Sachs Most Shorted Rolling Index	At Termination	Goldman Sachs International	04/30/26	05/28/26	USD	67,639	$ (10,456)	$ —	$ (10,456)
1-day SOFR, 3.66%	At Termination	Goldman Sachs Most Shorted Rolling Index	At Termination	Goldman Sachs International	04/30/26	05/28/26	USD	41,290	(6,383)	—	(6,383)
									$ (16,839)	$ —	$ (16,839)
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
1&1 AG	BNP Paribas SA	$ 169,685	01/13/28	0.26%	1D ESTR	Monthly	$ (11,895)
160 Health International Ltd.	Barclays Bank PLC	396,020	01/20/27	0.00%	HONIA	Monthly	(129,479)
160 Health International Ltd.	BNP Paribas SA	45,196	01/14/28	0.30%	HONIA	Monthly	(21,398)
160 Health International Ltd.	UBS AG	17,207	01/04/30	0.25%	HONIA	Monthly	(1,738)
1st Source Corp.	Bank of America N.A.	882,971	02/15/28	0.20%	1D OBFR01	Monthly	(3,111)
1st Source Corp.	Barclays Bank PLC	92,671	02/16/27	0.20%	1D OBFR01	Monthly	418
1st Source Corp.	BNP Paribas SA	71,576	01/28/28	0.20%	1D OBFR01	Monthly	(252)
1st Source Corp.	UBS AG	3,717,762	04/21/28	0.20%	1D OBFR01	Monthly	(13,100)
1st Source Corp.	UBS AG	65,157	01/14/31	0.20%	1D OBFR01	Monthly	(230)
2G Energy AG	Bank of America N.A.	16,029	02/15/28	0.26%	1D ESTR	Monthly	2,278
2G Energy AG	BNP Paribas SA	66,661	01/13/28	0.26%	1D ESTR	Monthly	9,472
2G Energy AG	UBS AG	217,692	01/03/31	0.26%	1D ESTR	Monthly	30,933
3-D Matrix Ltd.	Barclays Bank PLC	212,659	01/20/27	0.15%	1D P TONA	Monthly	(23,341)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
3-D Matrix Ltd.	BNP Paribas SA	$ 363,265	01/14/28	0.25%	1D TONA	Monthly	$ (13,830)
3i Group PLC	UBS AG	8,688,519	01/20/31	0.25%	1D SONIA	Monthly	(805,695)
3M Co.	SG Americas Securities LLC	118,937,096	12/08/27	0.20%	1D OBFR01	Monthly	(2,054,868)
3M Co.	UBS AG	407,138	01/14/31	0.20%	1D OBFR01	Monthly	(12,706)
4imprint Group PLC	SG Americas Securities LLC	6,590,586	12/08/27	0.25%	1D SONIA	Monthly	(92,725)
4imprint Group PLC	UBS AG	5,989,039	04/24/28	0.25%	1D SONIA	Monthly	(61,810)
5N Plus, Inc.	Bank of America N.A.	263,037	02/15/28	0.20%	CABROVER	Monthly	(9,292)
5N Plus, Inc.	Barclays Bank PLC	690,569	02/16/27	0.20%	CABROVER	Monthly	(8,632)
5N Plus, Inc.	BNP Paribas SA	512,952	01/17/28	0.20%	CABROVER	Monthly	(14,243)
5N Plus, Inc.	Goldman Sachs Bank USA	102,482	08/18/26	0.20%	1D CORRA	Monthly	(1,978)
77 Bank Ltd.	BNP Paribas SA	7,749,989	03/24/27	0.25%	1D TONA	Monthly	(627,129)
A10 Networks, Inc.	Barclays Bank PLC	28,736,921	12/23/26	0.20%	1D OBFR01	Monthly	(1,008,131)
AAK AB	Morgan Stanley & Co. International PLC	2,854,810	01/04/27	0.26%	1D STIBOR	Monthly	201,257
ABB Ltd., Class N	BNP Paribas SA	44,105,763	01/19/28	0.26%	SSARON	Monthly	4,036,211
ABB Ltd., Class N	Goldman Sachs Bank USA	35,210,946	08/19/26	0.15%	SSARON	Monthly	3,222,228
ABB Ltd., Class N	UBS AG	48,384,005	04/18/28	0.21%	SSARON	Monthly	3,610,076
ABB Ltd., Class N, Registered Shares	Morgan Stanley & Co. International PLC	68,967,977	01/04/27	0.26%	SSARON	Monthly	2,061,801
Abbott Laboratories	Bank of America N.A.	20,154,887	02/15/28	0.20%	1D OBFR01	Monthly	(2,137,339)
Abbott Laboratories	Barclays Bank PLC	7,552,796	02/16/27	0.19%	1D OBFR01	Monthly	(64,710)
Abbott Laboratories	BNP Paribas SA	10,042,323	01/28/28	0.20%	1D OBFR01	Monthly	(932,727)
Abbott Laboratories	UBS AG	10,696,499	01/14/31	0.20%	1D OBFR01	Monthly	(819,455)
AbbVie, Inc.	BNP Paribas SA	12,608,761	05/17/27	0.20%	1D OBFR01	Monthly	221,322
AbbVie, Inc.	UBS AG	617,548	01/14/31	0.20%	1D OBFR01	Monthly	8,593
Abivax SA	Bank of America N.A.	3,535,786	02/15/28	0.26%	1D ESTR	Monthly	(32,166)
Abivax SA	Barclays Bank PLC	3,211,653	02/19/27	0.26%	1D ESTR	Monthly	10,036
Abivax SA	UBS AG	811,736	01/03/31	0.26%	1D ESTR	Monthly	(39,400)
ABM Industries, Inc.	Barclays Bank PLC	8,224,774	12/23/26	0.20%	1D OBFR01	Monthly	103,118
ABM Industries, Inc.	Barclays Bank PLC	56,299	02/16/27	0.20%	1D OBFR01	Monthly	699
ABM Industries, Inc.	UBS AG	151,769	01/14/31	0.20%	1D OBFR01	Monthly	4,087
ABN AMRO Bank NV	Barclays Bank PLC	46,606	02/19/27	0.26%	1D ESTR	Monthly	(335)
AbraSilver Resource Corp.	Bank of America N.A.	118,665	02/15/28	0.20%	CABROVER	Monthly	(1,115)
Abrdn PLC	UBS AG	6,975,467	04/24/28	0.10%	1D SONIA	Monthly	104,467
AcadeMedia AB	SG Americas Securities LLC	3,261,017	12/08/27	0.26%	1D STIBOR	Monthly	(45,472)
Academy Sports & Outdoors, Inc.	UBS AG	23,341	01/14/31	0.20%	1D OBFR01	Monthly	(1,679)
Acadia Healthcare Co., Inc.	Bank of America N.A.	49,894	02/15/28	0.20%	1D OBFR01	Monthly	(3,050)
Acadia Healthcare Co., Inc.	Barclays Bank PLC	295,646	02/16/27	0.20%	1D OBFR01	Monthly	(22,324)
Acadia Healthcare Co., Inc.	BNP Paribas SA	68,787	01/28/28	0.20%	1D OBFR01	Monthly	(1,848)
Acadia Realty Trust	Barclays Bank PLC	240,152	02/16/27	0.20%	1D OBFR01	Monthly	9,948
Accel Entertainment, Inc., Class A	Bank of America N.A.	403,631	02/15/28	0.20%	1D OBFR01	Monthly	23,965
Accel Entertainment, Inc., Class A	Barclays Bank PLC	880,253	12/23/26	0.20%	1D OBFR01	Monthly	40,548
Accel Entertainment, Inc., Class A	BNP Paribas SA	83,839	05/17/27	0.20%	1D OBFR01	Monthly	4,978
Accel Entertainment, Inc., Class A	Goldman Sachs Bank USA	238,335	08/19/26	0.20%	1D FEDL01	Monthly	14,151
Accel Entertainment, Inc., Class A	UBS AG	141,728	04/21/28	0.20%	1D OBFR01	Monthly	8,415
Accelleron Industries AG	Bank of America N.A.	4,199,069	02/15/28	0.26%	SSARON	Monthly	214,234
Accelleron Industries AG	Barclays Bank PLC	3,496,558	02/19/27	0.26%	SSARON	Monthly	(7,764)
Accelleron Industries AG	BNP Paribas SA	2,120,270	01/14/28	0.26%	SSARON	Monthly	21,026
Accelleron Industries AG	SG Americas Securities LLC	7,529,139	12/08/27	0.15%	SSARON	Monthly	449,241
Accelleron Industries AG	SG Americas Securities LLC	18,269,843	12/08/27	0.17%	SSARON	Monthly	1,090,107
Accelleron Industries AG	UBS AG	8,767	01/07/31	0.26%	SSARON	Monthly	447
Accent Group Ltd.	Barclays Bank PLC	92,378	01/20/27	0.00%	1D AONIA	Monthly	(3,740)
Accent Group Ltd.	BNP Paribas SA	42,559	01/14/28	0.25%	1D AONIA	Monthly	(4,108)
Accent Group Ltd.	UBS AG	57,182	01/03/31	0.25%	1D AONIA	Monthly	(5,519)
Accenture PLC, Class A	Barclays Bank PLC	11,789,130	02/23/27	0.20%	1D OBFR01	Monthly	(652,101)
Accenture PLC, Class A	Morgan Stanley & Co. International PLC	39,824,374	02/05/27	0.20%	1D FEDL01	Monthly	(1,598,663)
Accor SA	Barclays Bank PLC	5,038,404	12/10/26	0.26%	1D ESTR	Monthly	(125,064)
Accor SA	UBS AG	4,500,690	09/03/29	0.24%	1D ESTR	Monthly	(253,518)
ACEA SpA	BNP Paribas SA	96,774	03/17/27	0.26%	1D ESTR	Monthly	(1,702)
Acerinox SA	Bank of America N.A.	28,704	02/15/28	0.26%	1D ESTR	Monthly	1,773
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Acerinox SA	Barclays Bank PLC	$ 6,955,972	12/10/26	0.26%	1D ESTR	Monthly	$ 319,179
Acerinox SA	Barclays Bank PLC	1,930	02/19/27	0.26%	1D ESTR	Monthly	89
Acerinox SA	BNP Paribas SA	170,336	01/13/28	0.26%	1D ESTR	Monthly	10,521
Acerinox SA	UBS AG	276,496	01/03/31	0.26%	1D ESTR	Monthly	15,994
Ackermans & van Haaren NV	Bank of America N.A.	529,536	02/15/28	0.26%	1D ESTR	Monthly	3,441
Ackermans & van Haaren NV	Barclays Bank PLC	1,083,485	02/19/27	0.26%	1D ESTR	Monthly	18,089
Ackermans & van Haaren NV	Citibank N.A.	2,367,045	06/25/26	0.26%	1D ESTR	Monthly	40,917
Ackermans & van Haaren NV	UBS AG	4,055,405	01/03/31	0.26%	1D ESTR	Monthly	26,356
Ackerstein Group Ltd.	Bank of America N.A.	55,184	02/15/28	0.45%	SHIR	Monthly	3,017
Ackerstein Group Ltd.	UBS AG	67,584	01/13/31	0.40%	SHIR	Monthly	3,646
Acom Co. Ltd.	Barclays Bank PLC	3,041,671	05/12/27	0.00%	1D P TONA	Monthly	(75,896)
Acomo NV	Bank of America N.A.	117,164	02/15/28	0.26%	1D ESTR	Monthly	(1,562)
Acomo NV	Barclays Bank PLC	165,595	02/19/27	0.26%	1D ESTR	Monthly	(2,208)
ACS Actividades de Construccion y Servicios SA	Bank of America N.A.	123,788	02/15/28	0.26%	1D ESTR	Monthly	312
ACS Actividades de Construccion y Servicios SA	Barclays Bank PLC	56,296,649	08/18/27	0.26%	1D ESTR	Monthly	280,520
ACS Actividades de Construccion y Servicios SA	Goldman Sachs Bank USA	47,250,984	08/19/26	0.26%	1D ESTR	Monthly	119,153
ACS Actividades de Construccion y Servicios SA	UBS AG	14,649,082	04/18/28	0.16%	1D ESTR	Monthly	36,941
ACS Actividades de Construccion y Servicios SA	UBS AG	180,434	01/03/31	0.26%	1D ESTR	Monthly	455
Activia Properties, Inc.	Morgan Stanley & Co. International PLC	7,833,218	01/06/27	0.25%	1D P TONA	Monthly	11,174
Acushnet Holdings Corp.	Barclays Bank PLC	3,683,619	12/23/26	0.20%	1D OBFR01	Monthly	(82,205)
Adairs Ltd.	Barclays Bank PLC	45,798	01/20/27	0.00%	1D AONIA	Monthly	1,522
AddTech AB, Class B	JPMorgan Chase Bank N.A.	4,058,567	02/10/27	0.26%	TN STIBOR	Monthly	285,455
Addus HomeCare Corp.	Goldman Sachs Bank USA	783,673	08/18/26	0.20%	1D FEDL01	Monthly	4,236
Adecco Group AG, Class N	BNP Paribas SA	443,849	08/17/26	0.26%	SSARON	Monthly	(27,380)
ADEKA Corp.	Goldman Sachs Bank USA	373,690	08/19/26	0.25%	1D P TONA	Monthly	(511)
Adidas AG, Class N	Bank of America N.A.	1,627,793	02/15/28	0.15%	1D ESTR	Monthly	101,052
Adidas AG, Class N	Barclays Bank PLC	825,334	02/19/27	0.26%	1D ESTR	Monthly	34,416
Adidas AG, Class N	Citibank N.A.	41,269,840	07/06/26	0.26%	1D ESTR	Monthly	1,741,018
Adidas AG, Class N	UBS AG	16,816,636	04/18/28	0.18%	1D ESTR	Monthly	809,622
Adidas AG, Class N	UBS AG	4,457,263	01/03/31	0.15%	1D ESTR	Monthly	237,269
Adient PLC	Goldman Sachs Bank USA	168,141	08/18/26	0.20%	1D FEDL01	Monthly	4,595
Adient PLC	SG Americas Securities LLC	6,696,987	12/08/27	0.20%	1D OBFR01	Monthly	100,100
Admiral Group PLC	UBS AG	164,692	01/03/31	0.25%	1D SONIA	Monthly	3,130
Adobe, Inc.	Barclays Bank PLC	3,583	02/16/27	0.20%	1D OBFR01	Monthly	(138)
Adobe, Inc.	SG Americas Securities LLC	71,365,777	12/08/27	0.20%	1D OBFR01	Monthly	1,488,929
Adobe, Inc.	UBS AG	44,528	01/14/31	0.20%	1D OBFR01	Monthly	262
ADTRAN Holdings, Inc.	Barclays Bank PLC	6,566,989	12/23/26	0.20%	1D OBFR01	Monthly	286,700
ADTRAN Holdings, Inc.	SG Americas Securities LLC	7,776,768	12/08/27	0.20%	1D OBFR01	Monthly	2,242,972
Advanced Energy Industries, Inc.	Goldman Sachs Bank USA	1,633,730	08/18/26	0.20%	1D FEDL01	Monthly	15,931
Advanced Micro Devices, Inc.	Morgan Stanley & Co. International PLC	990,452	02/05/27	0.20%	1D FEDL01	Monthly	(7)
Advantage Energy Ltd.	Morgan Stanley & Co. International PLC	143,133	01/04/27	0.20%	CABROVER	Monthly	12,423
Advantest Corp.	Bank of America N.A.	1,797,241	03/15/28	0.00%	1D P TONA	Monthly	107,288
Advantest Corp.	SG Americas Securities LLC	20,877,504	12/08/27	0.25%	1D P TONA	Monthly	3,283,874
Advantest Corp.	UBS AG	32,121,270	09/03/29	0.25%	1D P TONA	Monthly	1,917,518
Adyen NV	Bank of America N.A.	408,435	02/15/28	0.26%	1D ESTR	Monthly	(1,062)
Adyen NV	Barclays Bank PLC	72,890	02/19/27	0.26%	1D ESTR	Monthly	(669)
Adyen NV	BNP Paribas SA	2,823,970	01/13/28	0.26%	1D ESTR	Monthly	(7,346)
Adyen NV	UBS AG	905,119	01/03/31	0.26%	1D ESTR	Monthly	(2,354)
AECOM	Barclays Bank PLC	7,022,264	12/23/26	0.20%	1D OBFR01	Monthly	145,747
AECOM	Barclays Bank PLC	18,467,471	02/23/27	0.20%	1D OBFR01	Monthly	383,291
AECOM	BNP Paribas SA	7,008,221	05/17/27	0.20%	1D OBFR01	Monthly	(192,084)
AECOM	Goldman Sachs Bank USA	1,849,766	08/19/26	0.20%	1D FEDL01	Monthly	(50,699)
AECOM	SG Americas Securities LLC	3,892,191	12/08/27	0.20%	1D OBFR01	Monthly	(81,116)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
AECOM	UBS AG	$ 5,906,946	04/18/28	0.20%	1D OBFR01	Monthly	$ (49,044)
AEM Holdings Ltd.	BNP Paribas SA	48,864	02/04/28	0.30%	SORA	Monthly	20,762
Aena SME SA	Bank of America N.A.	1,060,771	02/15/28	0.15%	1D ESTR	Monthly	(101,579)
Aeon Co. Ltd.	Barclays Bank PLC	74,469	01/20/27	0.15%	1D P TONA	Monthly	(6,953)
AEP Plantations PLC	Bank of America N.A.	199,315	02/15/28	0.25%	1D SONIA	Monthly	5,166
AEP Plantations PLC	BNP Paribas SA	95,563	01/13/28	0.25%	1D SONIA	Monthly	2,477
Aercap Holdings NV	Barclays Bank PLC	43,532,863	12/23/26	0.20%	1D OBFR01	Monthly	1,209,247
Affirm Holdings, Inc., Class A	Bank of America N.A.	1,097,723	02/15/28	0.20%	1D OBFR01	Monthly	85,800
Affirm Holdings, Inc., Class A	Barclays Bank PLC	467,392	02/16/27	0.20%	1D OBFR01	Monthly	(16,146)
Affirm Holdings, Inc., Class A	BNP Paribas SA	5,629,415	01/28/28	0.20%	1D OBFR01	Monthly	200,074
AFI Properties Ltd.	Bank of America N.A.	142,632	02/15/28	0.45%	SHIR	Monthly	422
AFI Properties Ltd.	UBS AG	102,770	01/13/31	0.40%	SHIR	Monthly	304
Aflac, Inc.	Bank of America N.A.	1,793,670	02/15/28	0.20%	1D OBFR01	Monthly	10,954
Aflac, Inc.	Barclays Bank PLC	717,302	02/16/27	0.20%	1D OBFR01	Monthly	(6,751)
Aflac, Inc.	BNP Paribas SA	2,924,600	05/17/27	0.20%	1D OBFR01	Monthly	17,861
Aflac, Inc.	BNP Paribas SA	1,637,984	01/28/28	0.20%	1D OBFR01	Monthly	10,004
Aflac, Inc.	UBS AG	1,703,625	01/14/31	0.20%	1D OBFR01	Monthly	10,405
AGC, Inc.	Morgan Stanley & Co. International PLC	4,544,080	01/07/27	0.25%	1D P TONA	Monthly	(39,571)
AGC, Inc.	UBS AG	20,303,819	09/03/29	0.25%	1D P TONA	Monthly	(12,014)
AGCO Corp.	Barclays Bank PLC	266,395	02/16/27	0.15%	1D OBFR01	Monthly	6,263
AGCO Corp.	BNP Paribas SA	67,433	01/28/28	0.20%	1D OBFR01	Monthly	3,364
AGCO Corp.	UBS AG	305,811	01/14/31	0.20%	1D OBFR01	Monthly	15,255
Ageas SA/NV	Morgan Stanley & Co. International PLC	25,665,296	01/04/27	0.26%	1D ESTR	Monthly	(482,743)
Ageas SA/NV	SG Americas Securities LLC	20,078,462	12/08/27	0.26%	1D ESTR	Monthly	188,199
AGF Management Ltd., Class B	Bank of America N.A.	34,666	02/15/28	0.20%	CABROVER	Monthly	588
AGF Management Ltd., Class B	Barclays Bank PLC	996,306	12/23/26	0.20%	CABROVER	Monthly	36,995
AGF Management Ltd., Class B	Barclays Bank PLC	197,580	02/16/27	0.20%	CABROVER	Monthly	7,337
Agilent Technologies, Inc.	UBS AG	615,706	01/14/31	0.20%	1D OBFR01	Monthly	(32,872)
AGL Energy Ltd.	Barclays Bank PLC	7,027,656	05/12/27	0.00%	1D AONIA	Monthly	213,855
AGL Energy Ltd.	Barclays Bank PLC	37,735,416	09/09/27	0.00%	1D AONIA	Monthly	1,154,485
AGNC Investment Corp.	Barclays Bank PLC	393,938	02/16/27	0.15%	1D OBFR01	Monthly	3,972
AGNC Investment Corp.	BNP Paribas SA	1,273,850	01/28/28	0.20%	1D OBFR01	Monthly	33,210
Agnico Eagle Mines Ltd.	BNP Paribas SA	3,475,146	01/28/28	0.00%	1D OBFR01	Monthly	905
Agree Realty Corp.	Bank of America N.A.	297,686	02/15/28	0.20%	1D OBFR01	Monthly	(3,434)
Agree Realty Corp.	Barclays Bank PLC	198,729	02/16/27	0.20%	1D OBFR01	Monthly	1,140
Agree Realty Corp.	Morgan Stanley & Co. International PLC	25,689,280	02/05/27	0.20%	1D FEDL01	Monthly	147,428
Agree Realty Corp.	UBS AG	1,168,512	01/14/31	0.20%	1D OBFR01	Monthly	(13,481)
AIA Group Ltd.	Morgan Stanley & Co. International PLC	20,802,921	01/06/27	0.30%	HONIA	Monthly	697,889
AIA Group Ltd.	Morgan Stanley & Co. International PLC	22,617,228	01/11/27	0.30%	HONIA	Monthly	758,754
Aica Kogyo Co. Ltd.	Goldman Sachs Bank USA	102,952	08/19/26	0.25%	1D P TONA	Monthly	(2,196)
Aichi Steel Corp.	Barclays Bank PLC	2,389,384	05/12/27	0.19%	1D P TONA	Monthly	96,613
AIMECHATEC Ltd.	Bank of America N.A.	113,945	03/15/28	0.25%	1D P TONA	Monthly	(7,296)
AIMECHATEC Ltd.	Barclays Bank PLC	113,928	01/20/27	0.00%	1D P TONA	Monthly	(7,279)
AIMECHATEC Ltd.	BNP Paribas SA	387,238	01/14/28	0.25%	1D TONA	Monthly	(91,901)
AIMECHATEC Ltd.	UBS AG	225,889	01/06/31	0.25%	1D P TONA	Monthly	(53,609)
Air Canada	BNP Paribas SA	10,354,260	08/17/26	0.20%	CABROVER	Monthly	(357,333)
Air Canada	Morgan Stanley & Co. International PLC	3,746,558	01/06/27	0.20%	CABROVER	Monthly	73,743
Air Liquide SA	UBS AG	14,906,019	09/03/29	0.15%	1D ESTR	Monthly	(311,987)
Air Liquide SA	UBS AG	11,089,155	01/20/31	0.15%	1D ESTR	Monthly	(204,138)
Air Products and Chemicals, Inc.	Bank of America N.A.	10,348,587	02/15/28	0.20%	1D OBFR01	Monthly	169,666
Air Products and Chemicals, Inc.	Barclays Bank PLC	55,494	02/16/27	0.20%	1D OBFR01	Monthly	615
Air Products and Chemicals, Inc.	BNP Paribas SA	61,108	01/28/28	0.20%	1D OBFR01	Monthly	1,002
Air Products and Chemicals, Inc.	UBS AG	258,014	01/14/31	0.20%	1D OBFR01	Monthly	4,230
Air Water, Inc.	SG Americas Securities LLC	10,886,177	12/08/27	0.25%	1D P TONA	Monthly	(363,675)
Airbnb, Inc., Class A	Barclays Bank PLC	17,244,341	12/23/26	0.20%	1D OBFR01	Monthly	(449,144)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Airbus SE	Bank of America N.A.	$ 53,395	02/15/28	0.26%	1D ESTR	Monthly	$ 1,237
Airbus SE	UBS AG	17,530	01/03/31	0.26%	1D ESTR	Monthly	406
Airtel Africa PLC	Barclays Bank PLC	8,457,891	08/18/27	0.25%	1D SONIA	Monthly	(142,362)
Aisin Corp.	Barclays Bank PLC	23,915,308	09/09/27	0.22%	1D P TONA	Monthly	2,116,223
Aisin Corp.	UBS AG	12,005,493	04/18/28	0.25%	1D P TONA	Monthly	1,121,275
AJ Bell PLC	Bank of America N.A.	153,719	02/15/28	0.25%	1D SONIA	Monthly	(8,670)
AJ Bell PLC	Barclays Bank PLC	5,582,570	12/10/26	0.25%	1D SONIA	Monthly	(342,613)
AJ Bell PLC	SG Americas Securities LLC	2,550,262	12/08/27	0.25%	1D SONIA	Monthly	7,378
AJ Bell PLC	UBS AG	74,830	01/03/31	0.25%	1D SONIA	Monthly	(582)
Ajinomoto Co., Inc.	BNP Paribas SA	8,096,068	09/07/26	0.25%	1D TONA	Monthly	636,478
Akamai Technologies, Inc.	Barclays Bank PLC	650,267	02/16/27	0.20%	1D OBFR01	Monthly	51,439
Akamai Technologies, Inc.	UBS AG	1,420,051	04/18/28	0.20%	1D OBFR01	Monthly	127,532
Akamai Technologies, Inc.	UBS AG	10,994,035	01/22/31	0.20%	1D OBFR01	Monthly	1,436,475
Aker BP ASA	Bank of America N.A.	21,940,725	02/15/28	0.26%	NOWA	Monthly	1,500,147
Aker BP ASA	Bank of America N.A.	134,141	02/15/28	0.15%	NOWA	Monthly	9,172
Aker BP ASA	Goldman Sachs Bank USA	45,065,270	08/19/26	0.15%	NOWA	Monthly	3,017,153
Aker BP ASA	SG Americas Securities LLC	21,592,674	12/08/27	0.25%	NOWA	Monthly	2,548,301
Aker BP ASA	UBS AG	17,307,376	09/03/29	0.21%	NOWA	Monthly	1,114,710
Aktia Bank Oyj, Class A	Bank of America N.A.	40,284	02/15/28	0.26%	1D ESTR	Monthly	(2,649)
Aktia Bank Oyj, Class A	Barclays Bank PLC	68,167	02/19/27	0.26%	1D ESTR	Monthly	(4,160)
Aktia Bank Oyj, Class A	BNP Paribas SA	75,280	01/13/28	0.26%	1D ESTR	Monthly	(6,607)
Akzo Nobel NV	Bank of America N.A.	1,866,506	02/15/28	0.00%	1D ESTR	Monthly	(5,879)
AL Sydbank	BNP Paribas SA	2,526,214	06/17/26	0.25%	DESTR	Monthly	(47,755)
Alamo Group, Inc.	Bank of America N.A.	187,988	02/15/28	0.20%	1D OBFR01	Monthly	5,225
Alamos Gold, Inc., Class A	Bank of America N.A.	50,600	02/15/28	0.20%	CABROVER	Monthly	(8,863)
Alarm.com Holdings, Inc.	BNP Paribas SA	7,303,176	05/17/27	0.20%	1D OBFR01	Monthly	(221,647)
Alarm.com Holdings, Inc.	SG Americas Securities LLC	5,108,916	12/08/27	0.20%	1D OBFR01	Monthly	(32,009)
Alaska Air Group, Inc.	Barclays Bank PLC	17,335,945	12/23/26	0.15%	1D OBFR01	Monthly	(709,932)
Alaska Air Group, Inc.	BNP Paribas SA	4,090,656	05/17/27	0.20%	1D OBFR01	Monthly	(305,238)
Albany International Corp., Class A	Bank of America N.A.	158,988	02/15/28	0.20%	1D OBFR01	Monthly	3,930
Albemarle Corp.	Bank of America N.A.	1,253,849	02/15/28	0.20%	1D OBFR01	Monthly	(14,049)
Albemarle Corp.	Barclays Bank PLC	18,935,285	12/23/26	0.20%	1D OBFR01	Monthly	241,785
Albemarle Corp.	Barclays Bank PLC	1,821,978	02/16/27	0.20%	1D OBFR01	Monthly	23,265
Albemarle Corp.	BNP Paribas SA	604,710	01/28/28	0.20%	1D OBFR01	Monthly	36,926
Albemarle Corp.	UBS AG	3,499,347	01/22/31	0.20%	1D OBFR01	Monthly	192,515
Albertsons Cos, Inc., Class A	Barclays Bank PLC	239,661	02/16/27	0.15%	1D OBFR01	Monthly	(1,132)
Alcoa Corp.	Bank of America N.A.	224,687	02/15/28	0.20%	1D OBFR01	Monthly	(11,246)
Alcoa Corp.	Morgan Stanley & Co. International PLC	1,084,217	02/05/27	0.20%	1D FEDL01	Monthly	(42)
ALEC Holdings PJSC	JPMorgan Chase Bank N.A.	3,166,074	02/10/27	0.75%	1D OBFR01	Monthly	(67,718)
Alexandria Real Estate Equities, Inc.	BNP Paribas SA	47,252,077	05/17/27	0.20%	1D OBFR01	Monthly	(6,908,856)
Alexandria Real Estate Equities, Inc.	BNP Paribas SA	58,132	01/28/28	0.20%	1D OBFR01	Monthly	(8,669)
Alfa Laval AB	Citibank N.A.	1,956,899	07/06/26	0.26%	TN STIBOR	Monthly	27,211
Alfresa Holdings Corp.	BNP Paribas SA	6,274,603	03/24/27	0.25%	1D TONA	Monthly	(306,885)
Alfresa Holdings Corp.	Goldman Sachs Bank USA	804,762	08/19/26	0.25%	1D P TONA	Monthly	(39,360)
Alfresa Holdings Corp.	SG Americas Securities LLC	5,011,068	12/08/27	0.25%	1D P TONA	Monthly	(408,090)
Alibaba Group Holding Ltd.	Barclays Bank PLC	100,734	01/20/27	0.15%	HONIA	Monthly	(1,848)
Alibaba Group Holding Ltd.	BNP Paribas SA	95,160	01/14/28	0.00%	HONIA	Monthly	(1,218)
Alibaba Health Information Technology Ltd.	UBS AG	34,137	01/04/30	0.25%	HONIA	Monthly	(1,358)
Align Technology, Inc.	Bank of America N.A.	64,166	02/15/28	0.20%	1D OBFR01	Monthly	(3,619)
Align Technology, Inc.	Barclays Bank PLC	4,672,656	12/23/26	0.20%	1D OBFR01	Monthly	(477,633)
Align Technology, Inc.	BNP Paribas SA	162,654	01/28/28	0.20%	1D OBFR01	Monthly	(9,173)
Alimentation Couche-Tard, Inc.	Bank of America N.A.	88,544	02/15/28	0.20%	CABROVER	Monthly	2,562
Alimentation Couche-Tard, Inc.	Morgan Stanley & Co. International PLC	3,591,539	01/04/27	0.20%	CABROVER	Monthly	85,610
Alkane Resources Ltd.	Barclays Bank PLC	105,740	05/12/27	0.00%	1D AONIA	Monthly	(7,108)
Alkermes PLC	Bank of America N.A.	62,586	02/15/28	0.20%	1D OBFR01	Monthly	923
Alkermes PLC	Barclays Bank PLC	4,539,227	12/23/26	0.16%	1D OBFR01	Monthly	(3,951)
Alkermes PLC	BNP Paribas SA	3,756,318	05/17/27	0.20%	1D OBFR01	Monthly	55,406
Alkermes PLC	BNP Paribas SA	143,293	01/28/28	0.20%	1D OBFR01	Monthly	783

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Alkermes PLC	SG Americas Securities LLC	$ 3,865,659	12/08/27	0.20%	1D OBFR01	Monthly	$ (117,849)
Allegiant Travel Co.	SG Americas Securities LLC	1,427,155	12/08/27	0.19%	1D OBFR01	Monthly	(44,683)
Alleima AB	Barclays Bank PLC	830,379	02/19/27	0.26%	1D STIBOR	Monthly	(39,479)
Alleima AB	BNP Paribas SA	284,437	01/13/28	0.26%	1D STIBOR	Monthly	2,501
Alleima AB	UBS AG	159,741	01/03/31	0.25%	TN STIBOR	Monthly	1,404
Allianz SE	Goldman Sachs Bank USA	11,641,909	08/19/26	0.00%	1D ESTR	Monthly	89,718
Allianz SE, Registered Shares	Citibank N.A.	119,585,001	06/25/26	0.26%	1D ESTR	Monthly	(181,007)
Allianz SE, Registered Shares	Citibank N.A.	43,820,300	07/06/26	0.26%	1D ESTR	Monthly	(36,111)
Allient, Inc.	Bank of America N.A.	619,659	02/15/28	0.20%	1D OBFR01	Monthly	49,734
Allient, Inc.	BNP Paribas SA	1,413,503	05/17/27	0.20%	1D OBFR01	Monthly	113,449
Allient, Inc.	Goldman Sachs Bank USA	240,826	08/19/26	0.20%	1D FEDL01	Monthly	19,329
Allient, Inc.	UBS AG	647,938	04/21/28	0.20%	1D OBFR01	Monthly	52,004
Allient, Inc.	UBS AG	65,175	01/14/31	0.20%	1D OBFR01	Monthly	1,558
Allison Transmission Holdings, Inc.	Bank of America N.A.	604,817	02/15/28	0.20%	1D OBFR01	Monthly	41,004
Allison Transmission Holdings, Inc.	Barclays Bank PLC	2,549,690	02/16/27	0.15%	1D OBFR01	Monthly	27,008
Allison Transmission Holdings, Inc.	UBS AG	868,284	01/14/31	0.20%	1D OBFR01	Monthly	58,866
Ally Financial, Inc.	BNP Paribas SA	21,154,830	05/17/27	0.20%	1D OBFR01	Monthly	1,003,237
Alm Brand A/S	Citibank N.A.	1,219,551	02/24/27	0.26%	DESTR	Monthly	(46,572)
Alm Brand A/S	SG Americas Securities LLC	1,905,674	12/08/27	0.26%	DESTR	Monthly	(83,389)
Alnylam Pharmaceuticals, Inc.	Bank of America N.A.	3,771,455	02/15/28	0.20%	1D OBFR01	Monthly	(234,293)
Alnylam Pharmaceuticals, Inc.	BNP Paribas SA	3,634,951	05/17/27	0.20%	1D OBFR01	Monthly	(260,582)
Alnylam Pharmaceuticals, Inc.	BNP Paribas SA	4,851,840	01/28/28	0.20%	1D OBFR01	Monthly	(213,514)
Alony Hetz Properties & Investments Ltd.	Barclays Bank PLC	101,684	02/22/27	0.60%	SHIR	Monthly	(413)
Alony Hetz Properties & Investments Ltd.	UBS AG	42,170	01/13/31	0.40%	SHIR	Monthly	(136)
Alpen Co. Ltd.	Morgan Stanley & Co. International PLC	2,848,839	01/06/27	0.25%	1D P TONA	Monthly	(47,006)
Alpha Metallurgical Resources, Inc.	Bank of America N.A.	3,705,515	02/15/28	0.20%	1D OBFR01	Monthly	(135,929)
Alpha Metallurgical Resources, Inc.	Citibank N.A.	2,922,489	06/25/26	0.20%	1D OBFR01	Monthly	(310,697)
Alphabet, Inc., Class A	Morgan Stanley & Co. International PLC	5,299,500	02/05/27	0.20%	1D FEDL01	Monthly	710,307
Alphabet, Inc., Class C	Bank of America N.A.	1,011,772	02/15/28	0.20%	1D OBFR01	Monthly	143,597
Alphabet, Inc., Class C	Barclays Bank PLC	38,996,332	12/23/26	0.20%	1D OBFR01	Monthly	5,104,752
Alphatec Holdings, Inc.	SG Americas Securities LLC	1,777,304	12/08/27	0.20%	1D OBFR01	Monthly	(279,642)
Alphatec Holdings, Inc.	UBS AG	666,334	04/21/28	0.20%	1D OBFR01	Monthly	(96,858)
Alps Alpine Co. Ltd.	SG Americas Securities LLC	8,856,278	12/08/27	0.25%	1D P TONA	Monthly	181,965
ALS Ltd.	UBS AG	8,466,713	01/20/31	0.25%	1D AONIA	Monthly	(137,387)
Alstom SA	Barclays Bank PLC	6,546,864	08/18/27	0.26%	1D ESTR	Monthly	79,066
Alstom SA	UBS AG	485,131	04/18/28	0.26%	1D ESTR	Monthly	3,361
Alten SA	Goldman Sachs Bank USA	1,471,875	08/19/26	0.18%	1D ESTR	Monthly	(28,792)
Altius Minerals Corp.	Bank of America N.A.	707,795	02/15/28	0.20%	CABROVER	Monthly	(38,832)
Altius Minerals Corp.	Barclays Bank PLC	136,382	02/16/27	0.20%	CABROVER	Monthly	(943)
Altius Minerals Corp.	BNP Paribas SA	386,771	01/17/28	0.20%	CABROVER	Monthly	(15,927)
Altria Group, Inc.	SG Americas Securities LLC	22,427,307	12/08/27	0.20%	1D OBFR01	Monthly	1,974,593
Alumis, Inc.	Barclays Bank PLC	310,680	02/16/27	0.20%	1D OBFR01	Monthly	(14,400)
Alumis, Inc.	BNP Paribas SA	54,795	01/28/28	0.20%	1D OBFR01	Monthly	1,202
Amada Co. Ltd.	Bank of America N.A.	6,022,594	02/15/28	0.25%	1D P TONA	Monthly	362,457
Amada Co. Ltd.	BNP Paribas SA	12,880,950	09/07/26	0.25%	1D TONA	Monthly	775,214
Amada Co. Ltd.	BNP Paribas SA	3,551,991	03/24/27	0.25%	1D TONA	Monthly	213,769
Amada Co. Ltd.	BNP Paribas SA	1,727,349	01/21/28	0.25%	1D TONA	Monthly	103,957
Amada Co. Ltd.	Goldman Sachs Bank USA	2,065,482	08/19/26	0.25%	1D P TONA	Monthly	124,307
Amada Co. Ltd.	Goldman Sachs Bank USA	5,078,374	08/19/26	0.25%	1D P TONA	Monthly	305,631
Amada Co. Ltd.	SG Americas Securities LLC	10,298,949	12/08/27	0.25%	1D P TONA	Monthly	1,253,665
Amada Co. Ltd.	UBS AG	6,976,384	04/18/28	0.25%	1D P TONA	Monthly	419,859
Amada Co. Ltd.	UBS AG	4,100,659	09/03/29	0.25%	1D P TONA	Monthly	246,790
Amadeus IT Group SA	UBS AG	9,515,283	09/03/29	0.15%	1D ESTR	Monthly	(651,749)
Amalgamated Financial Corp.	UBS AG	111,200	04/21/28	0.20%	1D OBFR01	Monthly	(2,991)
Amano Corp.	UBS AG	1,750,644	04/03/28	0.25%	1D P TONA	Monthly	(123,025)
Amazon.com, Inc.	Barclays Bank PLC	378,125	02/16/27	0.20%	1D OBFR01	Monthly	7,803
Amazon.com, Inc.	Barclays Bank PLC	13,219,120	02/23/27	0.20%	1D OBFR01	Monthly	444,988
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Amazon.com, Inc.	BNP Paribas SA	$ 323,635	01/28/28	0.20%	1D OBFR01	Monthly	$ 19,618
Amazon.com, Inc.	Morgan Stanley & Co. International PLC	4,569,955	02/05/27	0.20%	1D FEDL01	Monthly	135,655
Ambarella, Inc.	UBS AG	182,315	04/21/28	0.20%	1D OBFR01	Monthly	22,365
Ambea AB	Barclays Bank PLC	4,608,915	01/18/27	0.28%	1D STIBOR	Monthly	100,852
Ambea AB	Goldman Sachs Bank USA	100,174	08/19/26	0.26%	1D STIBOR	Monthly	3,784
Amcor PLC	UBS AG	426,405	04/18/28	0.20%	1D OBFR01	Monthly	(23,638)
Amdocs Ltd.	Bank of America N.A.	74,570	02/15/28	0.20%	1D OBFR01	Monthly	(911)
Amdocs Ltd.	BNP Paribas SA	754,018	01/28/28	0.20%	1D OBFR01	Monthly	(9,214)
Amentum Holdings, Inc.	Barclays Bank PLC	67,974	02/23/27	0.15%	1D OBFR01	Monthly	(3,816)
Ameren Corp.	UBS AG	507,521	01/14/31	0.20%	1D OBFR01	Monthly	13,337
Ameresco, Inc., Class A	BNP Paribas SA	2,387,600	05/17/27	0.20%	1D OBFR01	Monthly	213,894
American Airlines Group, Inc.	SG Americas Securities LLC	2,873,529	12/08/27	0.20%	1D OBFR01	Monthly	75,553
American Assets Trust, Inc.	Bank of America N.A.	78,985	02/15/28	0.20%	1D OBFR01	Monthly	2,192
American Assets Trust, Inc.	UBS AG	73,455	01/14/31	0.20%	1D OBFR01	Monthly	2,038
American Eagle Outfitters, Inc.	SG Americas Securities LLC	8,203,434	12/08/27	0.20%	1D OBFR01	Monthly	(393,491)
American Electric Power Co., Inc.	Bank of America N.A.	12,633	02/15/28	0.20%	1D OBFR01	Monthly	256
American Electric Power Co., Inc.	Barclays Bank PLC	315,362	02/16/27	0.20%	1D OBFR01	Monthly	13,154
American Electric Power Co., Inc.	BNP Paribas SA	66,657	01/28/28	0.20%	1D OBFR01	Monthly	1,349
American Express Co.	Barclays Bank PLC	17,385,368	12/23/26	0.15%	1D OBFR01	Monthly	(324,774)
American Express Co.	Barclays Bank PLC	132,076	02/16/27	0.15%	1D OBFR01	Monthly	51
American Express Co.	UBS AG	205,992	01/14/31	0.20%	1D OBFR01	Monthly	(3,762)
American Financial Group, Inc.	Bank of America N.A.	47,796	02/15/28	0.20%	1D OBFR01	Monthly	981
American Financial Group, Inc.	Barclays Bank PLC	46,101	02/16/27	0.20%	1D OBFR01	Monthly	1,076
American Financial Group, Inc.	BNP Paribas SA	826,243	01/28/28	0.20%	1D OBFR01	Monthly	16,956
American Financial Group, Inc.	Morgan Stanley & Co. International PLC	43,615	02/05/27	0.20%	1D FEDL01	Monthly	1,297
American Financial Group, Inc.	UBS AG	2,777,258	01/22/31	0.20%	1D OBFR01	Monthly	56,996
American Homes 4 Rent, Class A	Bank of America N.A.	494,232	02/15/28	0.20%	1D OBFR01	Monthly	27,530
American Homes 4 Rent, Class A	Barclays Bank PLC	474,007	02/16/27	0.20%	1D OBFR01	Monthly	26,072
American International Group, Inc.	Bank of America N.A.	1,114,596	02/15/28	0.00%	1D OBFR01	Monthly	(2,993)
American International Group, Inc.	Barclays Bank PLC	304,044	02/16/27	0.20%	1D OBFR01	Monthly	(4,919)
American Public Education, Inc.	BNP Paribas SA	99,379	01/28/28	0.20%	1D OBFR01	Monthly	(3,954)
American States Water Co.	Barclays Bank PLC	393,126	02/16/27	0.20%	1D OBFR01	Monthly	(15,547)
American States Water Co.	UBS AG	2,113,712	04/21/28	0.20%	1D OBFR01	Monthly	281
American States Water Co.	UBS AG	140,472	01/14/31	0.20%	1D OBFR01	Monthly	19
American Tower Corp.	BNP Paribas SA	2,010,606	01/28/28	0.20%	1D OBFR01	Monthly	64,979
American Tower Corp.	Morgan Stanley & Co. International PLC	34,103,267	02/05/27	0.20%	1D FEDL01	Monthly	1,234,309
American Tower Corp.	UBS AG	7,122,609	01/14/31	0.20%	1D OBFR01	Monthly	230,190
American Tower Corp.	UBS AG	18,350,182	01/22/31	0.20%	1D OBFR01	Monthly	531,983
American Woodmark Corp.	Barclays Bank PLC	57,964	02/16/27	0.20%	1D OBFR01	Monthly	(656)
American Woodmark Corp.	UBS AG	201,255	01/14/31	0.20%	1D OBFR01	Monthly	11,598
Americas Gold & Silver Corp.	Goldman Sachs Bank USA	160,207	08/18/26	0.20%	1D CORRA	Monthly	(14,172)
Americold Realty Trust, Inc.	Morgan Stanley & Co. International PLC	12,874,889	02/08/27	0.20%	1D FEDL01	Monthly	(10,519)
Amerigo Resources Ltd.	Bank of America N.A.	65,068	02/15/28	0.20%	CABROVER	Monthly	(5,713)
Amerigo Resources Ltd.	Barclays Bank PLC	3,550,164	12/23/26	0.20%	CABROVER	Monthly	(392,198)
Amerigo Resources Ltd.	BNP Paribas SA	48,911	01/17/28	0.20%	CABROVER	Monthly	(1,288)
Ameriprise Financial, Inc.	Barclays Bank PLC	16,711,283	12/23/26	0.20%	1D OBFR01	Monthly	224,001
Ameriprise Financial, Inc.	Barclays Bank PLC	131,651	02/16/27	0.20%	1D OBFR01	Monthly	1,765
Ameriprise Financial, Inc.	UBS AG	12,143,343	04/18/28	0.20%	1D OBFR01	Monthly	172,235
Ameriprise Financial, Inc.	UBS AG	223,308	01/14/31	0.20%	1D OBFR01	Monthly	3,167
Ameris Bancorp	Barclays Bank PLC	1,419,413	12/23/26	0.20%	1D OBFR01	Monthly	23,699
AMERISAFE, Inc.	Barclays Bank PLC	2,637,559	12/23/26	0.20%	1D OBFR01	Monthly	29,932
AMERISAFE, Inc.	Barclays Bank PLC	137,397	02/16/27	0.20%	1D OBFR01	Monthly	1,559
AMETEK, Inc.	Bank of America N.A.	14,251,310	02/15/28	0.20%	1D OBFR01	Monthly	325,433
AMETEK, Inc.	Barclays Bank PLC	25,171,302	12/23/26	0.20%	1D OBFR01	Monthly	550,479
AMETEK, Inc.	UBS AG	695,592	01/14/31	0.20%	1D OBFR01	Monthly	16,324
AMG Critical Materials NV	BNP Paribas SA	229,516	01/13/28	0.26%	1D ESTR	Monthly	17,323
AMG Critical Materials NV	UBS AG	59,990	01/03/31	0.26%	1D ESTR	Monthly	(433)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Amgen, Inc.	BNP Paribas SA	$ 12,723,616	05/17/27	0.20%	1D OBFR01	Monthly	$ (66,101)
Amkor Technology, Inc.	Barclays Bank PLC	4,162,901	12/23/26	0.16%	1D OBFR01	Monthly	(144,045)
Amkor Technology, Inc.	Barclays Bank PLC	1,911,156	02/16/27	0.16%	1D OBFR01	Monthly	(185,122)
Amkor Technology, Inc.	BNP Paribas SA	1,852,896	01/28/28	0.20%	1D OBFR01	Monthly	(4,869)
AMP Ltd.	Barclays Bank PLC	9,832,007	05/12/27	0.00%	1D AONIA	Monthly	236,269
Amphenol Corp., Class A	BNP Paribas SA	160,796	01/28/28	0.20%	1D OBFR01	Monthly	317
Amphenol Corp., Class A	Morgan Stanley & Co. International PLC	19,995,180	02/05/27	0.20%	1D FEDL01	Monthly	(116,086)
Amphenol Corp., Class A	UBS AG	3,293,165	01/22/31	0.20%	1D OBFR01	Monthly	2,885
Amplifon SpA	Barclays Bank PLC	7,314,406	12/10/26	0.26%	1D ESTR	Monthly	(311,418)
Amplifon SpA	Barclays Bank PLC	20,920,859	08/18/27	0.26%	1D ESTR	Monthly	(871,850)
Ampol Ltd.	Barclays Bank PLC	11,280,559	09/09/27	0.26%	1D AONIA	Monthly	815,053
Ampol Ltd.	BNP Paribas SA	10,519,926	03/22/27	0.25%	1D AONIA	Monthly	647,737
Amundi CAC 40 UCITS ETF	Bank of America N.A.	167,921	02/15/28	0.00%	1D ESTR	Monthly	(512)
Amundi CAC 40 UCITS ETF	Barclays Bank PLC	928,637	02/19/27	0.26%	1D ESTR	Monthly	1,058
Amundi CAC 40 UCITS ETF	UBS AG	662,044	01/03/31	0.26%	1D ESTR	Monthly	2,595
Amundi Core Stoxx Europe 600 UCITS ETF	Bank of America N.A.	66,111,354	02/15/28	0.00%	1D ESTR	Monthly	(162,891)
Amundi Core Stoxx Europe 600 UCITS ETF	Barclays Bank PLC	18,048,210	02/19/27	0.26%	1D ESTR	Monthly	13,218
Amundi Core Stoxx Europe 600 UCITS ETF	UBS AG	94,730,655	01/03/31	0.26%	1D ESTR	Monthly	(315,000)
AMUNDI IBEX 35 UCITS ETF	Bank of America N.A.	6,688	02/15/28	0.26%	1D ESTR	Monthly	(105)
AMUNDI IBEX 35 UCITS ETF	Barclays Bank PLC	96,130	02/19/27	0.26%	1D ESTR	Monthly	(450)
AMUNDI IBEX 35 UCITS ETF	BNP Paribas SA	3,021,817	01/13/28	0.26%	1D ESTR	Monthly	(47,405)
AMUNDI IBEX 35 UCITS ETF	UBS AG	580,771	01/03/31	0.26%	1D ESTR	Monthly	(8,448)
Amundi SA	Barclays Bank PLC	6,540,441	08/18/27	0.26%	1D ESTR	Monthly	411,656
Amylyx Pharmaceuticals, Inc.	UBS AG	266,978	01/14/31	0.20%	1D OBFR01	Monthly	(5,090)
ANA Holdings, Inc.	Barclays Bank PLC	34,046,780	09/09/27	0.00%	1D P TONA	Monthly	(2,658,336)
Analog Devices, Inc.	Bank of America N.A.	3,734,440	02/15/28	0.20%	1D OBFR01	Monthly	583,017
Analog Devices, Inc.	Barclays Bank PLC	39,576,440	12/23/26	0.20%	1D OBFR01	Monthly	2,008,796
AnaptysBio, Inc.	UBS AG	53,087	01/14/31	0.20%	1D OBFR01	Monthly	(306)
Andersons, Inc.	Barclays Bank PLC	1,558,227	12/23/26	0.20%	1D OBFR01	Monthly	54,199
Andersons, Inc.	SG Americas Securities LLC	3,318,473	12/08/27	0.20%	1D OBFR01	Monthly	170,588
Andersons, Inc.	UBS AG	256,740	01/14/31	0.20%	1D OBFR01	Monthly	28,753
Anglogold Ashanti Plc	Barclays Bank PLC	1,935,733	02/16/27	0.20%	1D OBFR01	Monthly	(21)
Anheuser-Busch InBev SA	Bank of America N.A.	1,326,321	02/15/28	0.15%	1D ESTR	Monthly	6,661
Anheuser-Busch InBev SA	Barclays Bank PLC	262,320	02/19/27	0.15%	1D ESTR	Monthly	9,551
Anheuser-Busch InBev SA	BNP Paribas SA	172,773	01/13/28	0.25%	1D ESTR	Monthly	868
Anheuser-Busch InBev SA	UBS AG	5,637,342	04/18/28	0.18%	1D ESTR	Monthly	157,475
Anheuser-Busch InBev SA	UBS AG	467,067	01/03/31	0.17%	1D ESTR	Monthly	11,011
ANI Pharmaceuticals, Inc.	Barclays Bank PLC	5,729,872	12/23/26	0.20%	1D OBFR01	Monthly	(21,072)
Anicom Holdings, Inc.	Barclays Bank PLC	55,512	01/20/27	0.15%	1D P TONA	Monthly	1,018
Anima Holding SpA	Morgan Stanley & Co. International PLC	102,390	01/04/27	0.26%	1D ESTR	Monthly	3,168
Anritsu Corp.	Barclays Bank PLC	183,428	01/20/27	0.15%	1D P TONA	Monthly	23,372
Anritsu Corp.	BNP Paribas SA	65,022	01/14/28	0.25%	1D TONA	Monthly	8,274
Antero Resources Corp.	BNP Paribas SA	4,003,080	01/24/28	0.20%	1D OBFR01	Monthly	314,185
Antero Resources Corp.	BNP Paribas SA	301,913	01/28/28	0.20%	1D OBFR01	Monthly	24,259
Antofagasta PLC	Citibank N.A.	30,525,937	07/06/26	0.05%	1D SONIA	Monthly	(1,763,021)
Antofagasta PLC	UBS AG	6,922,705	04/18/28	0.25%	1D SONIA	Monthly	(580,079)
ANZ Group Holdings Ltd.	BNP Paribas SA	2,743,513	01/21/28	0.25%	1D AONIA	Monthly	(53,417)
Aon PLC, Class A	Barclays Bank PLC	314,766	02/16/27	0.20%	1D OBFR01	Monthly	(14,647)
Aon PLC, Class A	UBS AG	58,398	01/14/31	0.20%	1D OBFR01	Monthly	(2,925)
Aon PLC, Class A	UBS AG	19,835,717	01/22/31	0.20%	1D OBFR01	Monthly	(993,358)
AP Moller - Maersk A/S, Class A	Bank of America N.A.	83,676	02/15/28	0.26%	1W CIBOR	Monthly	(3,898)
AP Moller - Maersk A/S, Class A	Morgan Stanley & Co. International PLC	20,006,974	01/04/27	0.26%	DESTR	Monthly	80,717
AP Moller - Maersk A/S, Class A	Morgan Stanley & Co. International PLC	10,296,706	01/06/27	0.26%	DESTR	Monthly	34,576
AP Moller - Maersk A/S, Class B	Bank of America N.A.	59,631	02/15/28	0.26%	1W CIBOR	Monthly	(2,770)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
AP Moller - Maersk A/S, Class B	Barclays Bank PLC	$ 722,748	11/09/26	0.26%	1D OBFR01	Monthly	$ (145)
AP Moller - Maersk A/S, Class B	BNP Paribas SA	809,967	01/14/28	0.25%	DESTR	Monthly	5,035
AP Moller - Maersk A/S, Class B	JPMorgan Chase Bank N.A.	31,244,072	02/10/27	0.00%	DESTR	Monthly	(688,604)
AP Moller - Maersk A/S, Class B	UBS AG	15,484,203	04/18/28	(0.04)%	DESTR	Monthly	(719,399)
AP Moller - Maersk A/S, Class B	UBS AG	202,498	01/03/31	0.00%	DESTR	Monthly	1,253
APA Group	Citibank N.A.	466,311	02/24/27	0.30%	1D AONIA	Monthly	19,477
Apartment Investment and Management Co.	Citibank N.A.	1,716,573	06/25/26	0.20%	1D OBFR01	Monthly	16,309
APERAM SA	Barclays Bank PLC	115,101	02/19/27	0.26%	1D ESTR	Monthly	11,675
APERAM SA	UBS AG	258,642	01/03/31	0.26%	1D ESTR	Monthly	23,794
API Group Corp.	Barclays Bank PLC	660,096	02/16/27	0.15%	1D OBFR01	Monthly	(49,186)
API Group Corp.	Barclays Bank PLC	3,586,878	02/23/27	0.15%	1D OBFR01	Monthly	(206,295)
API Group Corp.	BNP Paribas SA	76,996	01/28/28	0.20%	1D OBFR01	Monthly	(4,713)
API Group Corp.	UBS AG	2,416,029	01/14/31	0.20%	1D OBFR01	Monthly	(138,533)
Apogee Enterprises, Inc.	Barclays Bank PLC	262,301	02/16/27	0.20%	1D OBFR01	Monthly	6,877
Apogee Therapeutics, Inc.	Bank of America N.A.	153,412	02/15/28	0.20%	1D OBFR01	Monthly	(4,458)
Apogee Therapeutics, Inc.	UBS AG	367,934	01/14/31	0.20%	1D OBFR01	Monthly	(15,237)
Appfolio, Inc., Class A	Barclays Bank PLC	491,546	02/16/27	0.15%	1D OBFR01	Monthly	26,934
Appian Corp., Class A	Barclays Bank PLC	975,087	12/23/26	0.20%	1D OBFR01	Monthly	(47,728)
Appian Corp., Class A	Citibank N.A.	267,763	06/25/26	0.20%	1D OBFR01	Monthly	(13,106)
Appier Group, Inc.	Morgan Stanley & Co. International PLC	6,710,723	01/06/27	0.25%	1D P TONA	Monthly	(426,234)
Apple, Inc.	Bank of America N.A.	1,803,553	02/15/28	0.20%	1D OBFR01	Monthly	22,361
Apple, Inc.	Barclays Bank PLC	3,980,391	02/16/27	0.20%	1D OBFR01	Monthly	(11,083)
Apple, Inc.	BNP Paribas SA	2,777,429	01/28/28	0.20%	1D OBFR01	Monthly	39,727
Apple, Inc.	SG Americas Securities LLC	29,241,685	12/08/27	0.20%	1D OBFR01	Monthly	1,371,208
Apple, Inc.	UBS AG	2,743,430	01/14/31	0.20%	1D OBFR01	Monthly	50,661
Applied Industrial Technologies, Inc.	Bank of America N.A.	10,216,842	02/15/28	0.20%	1D OBFR01	Monthly	760,806
Applied Industrial Technologies, Inc.	Bank of America N.A.	379,318	02/15/28	0.20%	1D OBFR01	Monthly	28,246
Applied Industrial Technologies, Inc.	Barclays Bank PLC	85,207	02/16/27	0.20%	1D OBFR01	Monthly	4,683
Applied Industrial Technologies, Inc.	UBS AG	343,748	01/14/31	0.20%	1D OBFR01	Monthly	25,598
Applied Industrial Technologies, Inc.	UBS AG	90,197	01/22/31	0.20%	1D OBFR01	Monthly	(1)
Applied Materials, Inc.	BNP Paribas SA	34,086,143	05/17/27	0.20%	1D OBFR01	Monthly	19,885
Applied Materials, Inc.	UBS AG	1,081,455	01/22/31	0.20%	1D OBFR01	Monthly	631
Applied Nutrition PLC	UBS AG	117,514	01/03/31	0.25%	1D SONIA	Monthly	(4,151)
Applied Optoelectronics, Inc.	Bank of America N.A.	188,736	02/15/28	0.20%	1D OBFR01	Monthly	28,876
Applied Optoelectronics, Inc.	Barclays Bank PLC	409,261	02/16/27	0.20%	1D OBFR01	Monthly	40,921
AppLovin Corp., Class A	Barclays Bank PLC	488,547	02/16/27	0.15%	1D OBFR01	Monthly	(37,734)
AptarGroup, Inc.	Bank of America N.A.	3,324,226	02/15/28	0.20%	1D OBFR01	Monthly	(153,071)
AptarGroup, Inc.	Barclays Bank PLC	86,064	02/16/27	0.15%	1D OBFR01	Monthly	(601)
Aptiv PLC	Barclays Bank PLC	13,261,433	12/23/26	0.19%	1D OBFR01	Monthly	(68,651)
Apyx Medical Corp.	UBS AG	70,945	01/14/31	0.20%	1D OBFR01	Monthly	(10,369)
Aquestive Therapeutics, Inc.	BNP Paribas SA	42,349	01/28/28	0.20%	1D OBFR01	Monthly	(1,398)
ARB Corp. Ltd.	Barclays Bank PLC	81,690	05/12/27	0.21%	1D AONIA	Monthly	(5,125)
Archer Aviation, Inc., Class A	Bank of America N.A.	515,423	02/15/28	0.20%	1D OBFR01	Monthly	(14,063)
Archer Aviation, Inc., Class A	BNP Paribas SA	260,964	01/28/28	0.20%	1D OBFR01	Monthly	(4,512)
Archer-Daniels-Midland Co.	Goldman Sachs Bank USA	12,400,708	08/18/26	0.20%	1D FEDL01	Monthly	768,199
Archer-Daniels-Midland Co.	UBS AG	434,840	01/14/31	0.20%	1D OBFR01	Monthly	49,297
ARCHION Corp.	UBS AG	245,466	01/06/31	0.15%	1D P TONA	Monthly	(38,570)
Archrock, Inc.	Barclays Bank PLC	8,100,151	12/23/26	0.19%	1D OBFR01	Monthly	617,126
Arcs Co. Ltd.	Barclays Bank PLC	1,823,717	05/12/27	0.00%	1D P TONA	Monthly	(81,965)
Arcutis Biotherapeutics, Inc.	Barclays Bank PLC	287,760	02/16/27	0.20%	1D OBFR01	Monthly	(877)
Ardmore Shipping Corp.	UBS AG	521,915	04/21/28	0.20%	1D OBFR01	Monthly	65,396
ARE Holdings, Inc.	UBS AG	5,954,277	04/03/28	0.25%	1D P TONA	Monthly	(265,733)
Ares Management Corp., Class A	Bank of America N.A.	82,331	02/15/28	0.20%	1D OBFR01	Monthly	(1,677)
Ares Management Corp., Class A	BNP Paribas SA	256,691	01/28/28	0.20%	1D OBFR01	Monthly	(4,046)
Argan, Inc.	Barclays Bank PLC	163,982	02/16/27	0.15%	1D OBFR01	Monthly	10,213
Argo Graphics, Inc.	Citibank N.A.	92,900	02/24/27	0.15%	1D P TONA	Monthly	(5,655)
Argo Properties NV	Bank of America N.A.	168,420	02/15/28	0.45%	SHIR	Monthly	(2,929)
Argo Properties NV	Barclays Bank PLC	55,832	02/22/27	0.60%	SHIR	Monthly	(1,357)
Argo Properties NV	BNP Paribas SA	129,771	01/13/28	0.70%	SHIR	Monthly	(2,257)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Argo Properties NV	UBS AG	$ 193,102	01/13/31	0.40%	SHIR	Monthly	$ (3,358)
Aristocrat Leisure Ltd.	Barclays Bank PLC	22,890,669	09/09/27	0.00%	1D AONIA	Monthly	(10,479)
Aristocrat Leisure Ltd.	Goldman Sachs Bank USA	23,931,789	08/19/26	0.30%	1D AONIA	Monthly	44,249
Aristocrat Leisure Ltd.	Morgan Stanley & Co. International PLC	8,193,889	01/06/27	0.29%	1D AONIA	Monthly	(13,919)
Aristocrat Leisure Ltd.	Morgan Stanley & Co. International PLC	38,541,459	01/07/27	0.29%	1D AONIA	Monthly	(60,108)
Aristocrat Leisure Ltd.	SG Americas Securities LLC	13,326,608	12/08/27	0.30%	1D AONIA	Monthly	(154,714)
Aritzia, Inc.	Bank of America N.A.	774,357	02/15/28	0.20%	CABROVER	Monthly	48,595
Aritzia, Inc.	Barclays Bank PLC	5,648,693	02/16/27	0.17%	CABROVER	Monthly	143,419
Aritzia, Inc.	BNP Paribas SA	372,900	01/17/28	0.00%	CABROVER	Monthly	8,969
Aritzia, Inc.	Morgan Stanley & Co. International PLC	6,078,956	01/04/27	0.20%	CABROVER	Monthly	154,343
Aritzia, Inc.	Morgan Stanley & Co. International PLC	3,100,157	01/06/27	0.20%	CABROVER	Monthly	78,712
Aritzia, Inc.	SG Americas Securities LLC	7,530,041	12/08/27	0.20%	CABROVER	Monthly	1,107,306
Arizona Sonoran Copper Co., Inc.	Bank of America N.A.	106,659	02/15/28	0.20%	CABROVER	Monthly	(8,910)
Arizona Sonoran Copper Co., Inc.	BNP Paribas SA	105,893	01/17/28	0.20%	CABROVER	Monthly	(8,846)
Arko Corp., Class A	UBS AG	84,489	04/21/28	0.20%	1D OBFR01	Monthly	6,776
ArriVent Biopharma, Inc.	BNP Paribas SA	161,530	01/28/28	0.20%	1D OBFR01	Monthly	5,640
Arrow Electronics, Inc.	Barclays Bank PLC	1,184,549	02/23/27	0.20%	1D OBFR01	Monthly	41,042
Arteris, Inc.	Bank of America N.A.	60,152	02/15/28	0.20%	1D OBFR01	Monthly	7,760
Artisan Partners Asset Management, Inc., Class A	Barclays Bank PLC	11,224,422	12/23/26	0.15%	1D OBFR01	Monthly	(277,902)
Artisan Partners Asset Management, Inc., Class A	BNP Paribas SA	59,768	01/28/28	0.20%	1D OBFR01	Monthly	(239)
Artisan Partners Asset Management, Inc., Class A	UBS AG	167,426	01/14/31	0.20%	1D OBFR01	Monthly	(668)
As One Corp.	Barclays Bank PLC	1,161,288	05/12/27	0.16%	1D P TONA	Monthly	11,865
Asahi Group Holdings Ltd.	Barclays Bank PLC	247,496	01/20/27	0.15%	1D P TONA	Monthly	(6,278)
Asahi Group Holdings Ltd.	BNP Paribas SA	569,627	01/14/28	0.25%	1D TONA	Monthly	(27,133)
Asahi Intecc Co. Ltd.	UBS AG	15,586,363	09/03/29	0.25%	1D P TONA	Monthly	(1,283,728)
Asahi Kasei Corp.	Bank of America N.A.	782,963	03/15/28	0.25%	1D P TONA	Monthly	2,257
Asahi Kasei Corp.	Barclays Bank PLC	8,765,796	05/12/27	0.15%	1D P TONA	Monthly	39,881
Asahi Kasei Corp.	BNP Paribas SA	10,875,160	09/07/26	0.25%	1D TONA	Monthly	(163)
Asahi Kogyosha Co. Ltd.	Morgan Stanley & Co. International PLC	222,734	01/06/27	0.25%	1D P TONA	Monthly	15,631
Ascendis Pharma A/S	BNP Paribas SA	2,866,439	05/17/27	0.20%	1D OBFR01	Monthly	(146,221)
Ascendis Pharma A/S	BNP Paribas SA	682,347	01/24/28	0.20%	1D OBFR01	Monthly	(34,808)
Ascendis Pharma A/S	SG Americas Securities LLC	1,916,438	12/08/27	0.50%	1D OBFR01	Monthly	(31,393)
ASGN, Inc.	Bank of America N.A.	272,123	02/15/28	0.20%	1D OBFR01	Monthly	(60,131)
ASGN, Inc.	Barclays Bank PLC	1,609,842	12/23/26	0.16%	1D OBFR01	Monthly	(769,682)
ASGN, Inc.	BNP Paribas SA	456,534	01/28/28	0.20%	1D OBFR01	Monthly	(209,853)
ASGN, Inc.	Citibank N.A.	3,025,175	06/25/26	0.20%	1D OBFR01	Monthly	(1,446,367)
Ashland, Inc.	Bank of America N.A.	65,913	02/15/28	0.20%	1D OBFR01	Monthly	(2,853)
Ashland, Inc.	Barclays Bank PLC	306,958	02/16/27	0.15%	1D OBFR01	Monthly	(18,928)
Ashland, Inc.	BNP Paribas SA	61,905	01/28/28	0.20%	1D OBFR01	Monthly	(2,680)
Ashland, Inc.	UBS AG	237,210	01/14/31	0.20%	1D OBFR01	Monthly	(10,269)
Ashot -Ashkelon Industries Ltd.	Barclays Bank PLC	131,308	02/22/27	0.60%	SHIR	Monthly	(5,749)
ASM International NV	Barclays Bank PLC	3,137,892	02/26/27	0.26%	1D ESTR	Monthly	(15,237)
ASM International NV	Barclays Bank PLC	17,751,588	08/18/27	0.26%	1D ESTR	Monthly	(110,344)
ASM International NV	Morgan Stanley & Co. International PLC	17,165,018	01/06/27	0.26%	1D ESTR	Monthly	(83,349)
ASML Holding NV	Bank of America N.A.	1,232,825	02/15/28	0.26%	1D ESTR	Monthly	1,671
ASML Holding NV	Morgan Stanley & Co. International PLC	91,892,335	01/06/27	0.26%	1D ESTR	Monthly	(1,333,239)
ASML Holding NV	SG Americas Securities LLC	59,844,993	12/08/27	0.22%	1D ESTR	Monthly	891,051
ASML Holding NV	UBS AG	396,987	01/03/31	0.26%	1D ESTR	Monthly	538
Asmpt Ltd.	Barclays Bank PLC	4,424,702	09/09/27	0.39%	HONIA	Monthly	294,750
ASP Isotopes, Inc.	Morgan Stanley & Co. International PLC	70,529	02/08/27	0.20%	1D FEDL01	Monthly	(4,400)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Aspen Group Ltd.	Barclays Bank PLC	$ 87,339	01/20/27	0.00%	1D AONIA	Monthly	$ 1,625
Aspen Group Ltd.	BNP Paribas SA	59,786	01/14/28	0.25%	1D AONIA	Monthly	202
ASR Nederland NV	BNP Paribas SA	17,198,898	08/17/26	0.26%	1D ESTR	Monthly	273,363
ASR Nederland NV	UBS AG	13,955,726	04/18/28	0.26%	1D ESTR	Monthly	223,618
Assa Abloy AB, Class B	UBS AG	22,812,818	09/03/29	0.25%	TN STIBOR	Monthly	(578,938)
Associated Banc-Corp.	Bank of America N.A.	123,102	02/15/28	0.20%	1D OBFR01	Monthly	548
Associated Banc-Corp.	Goldman Sachs Bank USA	4,206,169	08/18/26	0.20%	1D FEDL01	Monthly	86,682
Assured Guaranty Ltd.	Bank of America N.A.	478,554	02/15/28	0.20%	1D OBFR01	Monthly	(8,776)
Assured Guaranty Ltd.	Barclays Bank PLC	10,491,058	12/23/26	0.20%	1D OBFR01	Monthly	(167,645)
Assured Guaranty Ltd.	BNP Paribas SA	1,038,787	01/28/28	0.20%	1D OBFR01	Monthly	(19,050)
Assured Guaranty Ltd.	UBS AG	424,659	01/14/31	0.20%	1D OBFR01	Monthly	(7,788)
AST SpaceMobile, Inc., Class A	Barclays Bank PLC	213,936	02/16/27	0.15%	1D OBFR01	Monthly	(27,191)
AST SpaceMobile, Inc., Class A	BNP Paribas SA	161,392	01/28/28	0.20%	1D OBFR01	Monthly	(24,160)
Asta Energy Solutions AG	UBS AG	924,514	04/18/28	0.26%	1D ESTR	Monthly	222,624
Astec Industries, Inc.	Barclays Bank PLC	108,718	12/23/26	0.20%	1D OBFR01	Monthly	(4)
Astellas Pharma, Inc.	BNP Paribas SA	4,944,550	09/07/26	0.25%	1D TONA	Monthly	(734,126)
Astellas Pharma, Inc.	SG Americas Securities LLC	16,304,987	12/08/27	0.25%	1D P TONA	Monthly	(2,518,716)
Astera Labs, Inc.	BNP Paribas SA	101,738	01/28/28	0.20%	1D OBFR01	Monthly	6,343
Astera Labs, Inc.	UBS AG	1,176,159	01/14/31	0.20%	1D OBFR01	Monthly	(100,026)
AstraZeneca PLC	BNP Paribas SA	64,498	01/13/28	0.25%	1D SONIA	Monthly	(3,597)
AstraZeneca PLC	BNP Paribas SA	7,358,006	01/19/28	0.25%	1D SONIA	Monthly	(356,307)
AstraZeneca PLC	Morgan Stanley & Co. International PLC	278,323	01/27/27	0.25%	1D SONIA	Monthly	(1)
Astronics Corp.	Bank of America N.A.	195,242	02/15/28	0.20%	1D OBFR01	Monthly	(11,530)
Astronics Corp.	Barclays Bank PLC	4,373,934	12/23/26	0.19%	1D OBFR01	Monthly	(50,879)
Astronics Corp.	BNP Paribas SA	1,305,720	01/28/28	0.20%	1D OBFR01	Monthly	(55,363)
Astroscale Holdings, Inc.	Barclays Bank PLC	838,204	01/20/27	0.25%	1D P TONA	Monthly	(82,865)
Astroscale Holdings, Inc.	BNP Paribas SA	92,557	01/14/28	0.25%	1D TONA	Monthly	(4,086)
Astroscale Holdings, Inc.	UBS AG	61,995	01/06/31	0.25%	1D P TONA	Monthly	(2,737)
AT&T, Inc.	SG Americas Securities LLC	17,334,787	12/08/27	0.20%	1D OBFR01	Monthly	(762,174)
ATALAYA MINING COPPER SA	Bank of America N.A.	48,642	02/15/28	0.25%	1D SONIA	Monthly	85
ATALAYA MINING COPPER SA	Barclays Bank PLC	163,633	02/19/27	0.25%	1D SONIA	Monthly	(5,857)
ATALAYA MINING COPPER SA	BNP Paribas SA	504,551	03/17/27	0.25%	1D SONIA	Monthly	(7,719)
ATALAYA MINING COPPER SA	BNP Paribas SA	319,585	01/13/28	0.25%	1D SONIA	Monthly	(22,057)
ATALAYA MINING COPPER SA	UBS AG	73,894	01/03/31	0.25%	1D SONIA	Monthly	(5,100)
Atco Ltd., Class I	Barclays Bank PLC	1,318,080	10/23/26	0.20%	CABROVER	Monthly	14,537
Atea ASA	Barclays Bank PLC	586,480	02/26/27	0.26%	NOWA	Monthly	36,705
Atea ASA	UBS AG	241,570	01/03/31	0.22%	NOWA	Monthly	21,930
ATI, Inc.	Bank of America N.A.	524,126	02/15/28	0.20%	1D OBFR01	Monthly	(4,579)
ATI, Inc.	BNP Paribas SA	468,608	01/28/28	0.20%	1D OBFR01	Monthly	(4,094)
ATI, Inc.	UBS AG	2,215,356	01/14/31	0.20%	1D OBFR01	Monthly	(27,878)
AtkinsRealis Group, Inc.	Bank of America N.A.	2,652,513	02/15/28	0.20%	CABROVER	Monthly	(8,463)
AtkinsRealis Group, Inc.	Bank of America N.A.	89,437	02/15/28	0.20%	CABROVER	Monthly	(285)
Atkore, Inc.	Barclays Bank PLC	9,060,074	12/23/26	0.20%	1D OBFR01	Monthly	817,383
Atlanta Braves Holdings, Inc.	UBS AG	247,958	01/14/31	0.20%	1D OBFR01	Monthly	(1,501)
Atlas Arteria Ltd.	Bank of America N.A.	95,593	02/15/28	0.00%	1D AONIA	Monthly	(151)
Atlas Copco AB, Class B	Citibank N.A.	220,498	07/06/26	0.26%	TN STIBOR	Monthly	(8,706)
Atlas Copco AB, Class B	Morgan Stanley & Co. International PLC	886,288	01/08/27	0.26%	1D STIBOR	Monthly	(34,993)
Atmos Energy Corp.	UBS AG	510,352	01/14/31	0.20%	1D OBFR01	Monthly	10,193
Atmus Filtration Technologies, Inc.	Barclays Bank PLC	4,733,198	12/23/26	0.18%	1D OBFR01	Monthly	283,264
Atmus Filtration Technologies, Inc.	BNP Paribas SA	712,573	01/28/28	0.20%	1D OBFR01	Monthly	13,864
Atom Corp.	BNP Paribas SA	213,651	01/14/28	0.25%	1D TONA	Monthly	4,659
Atoss Software SE	Bank of America N.A.	128,364	02/15/28	0.26%	1D ESTR	Monthly	2,142
Atoss Software SE	BNP Paribas SA	105,141	03/24/27	0.26%	1D ESTR	Monthly	1,755
Atresmedia Corp. de Medios de Comunicacion SA	Bank of America N.A.	598,776	02/15/28	0.26%	1D ESTR	Monthly	18,529
Atresmedia Corp. de Medios de Comunicacion SA	Barclays Bank PLC	798,995	02/19/27	0.26%	1D ESTR	Monthly	(9,793)
Atresmedia Corp. de Medios de Comunicacion SA	BNP Paribas SA	602,708	01/13/28	0.26%	1D ESTR	Monthly	18,651

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Atresmedia Corp. de Medios de Comunicacion SA	UBS AG	$ 105,766	01/03/31	0.00%	1D ESTR	Monthly	$ 3,273
Attendo AB	UBS AG	8,105,251	04/24/28	0.25%	TN STIBOR	Monthly	(58,887)
Aucnet, Inc.	Barclays Bank PLC	58,060	01/20/27	0.15%	1D P TONA	Monthly	454
Aurizon Holdings Ltd.	Barclays Bank PLC	16,195,297	09/09/27	0.30%	1D AONIA	Monthly	296,014
Aurora Innovation, Inc., Class A	BNP Paribas SA	946,898	01/28/28	0.20%	1D OBFR01	Monthly	171,319
Aurubis AG	Bank of America N.A.	3,824,996	02/15/28	0.26%	1D ESTR	Monthly	(142,453)
Aurubis AG	Barclays Bank PLC	1,196,449	02/19/27	0.26%	1D ESTR	Monthly	(59,817)
Aurubis AG	Barclays Bank PLC	2,339,214	02/26/27	0.26%	1D ESTR	Monthly	(116,949)
Aurubis AG	BNP Paribas SA	265,472	08/17/26	0.26%	1D ESTR	Monthly	3,300
Aurubis AG	BNP Paribas SA	2,603,857	01/13/28	0.26%	1D ESTR	Monthly	(53,213)
Aurubis AG	JPMorgan Chase Bank N.A.	2,540,595	02/10/27	0.26%	1D ESTR	Monthly	201,138
Aurubis AG	UBS AG	2,998,867	01/03/31	0.00%	1D ESTR	Monthly	22,397
Autobacs Seven Co. Ltd.	BNP Paribas SA	1,995,688	03/24/27	0.25%	1D TONA	Monthly	(87,515)
Autobacs Seven Co. Ltd.	SG Americas Securities LLC	2,793,362	12/08/27	0.25%	1D P TONA	Monthly	(218,056)
Autodesk, Inc.	Barclays Bank PLC	267,871	02/16/27	0.20%	1D OBFR01	Monthly	(11,437)
Autodesk, Inc.	UBS AG	57,915	01/14/31	0.20%	1D OBFR01	Monthly	(561)
Autodesk, Inc.	UBS AG	7,979,144	01/22/31	0.20%	1D OBFR01	Monthly	(76,616)
Autoliv, Inc.	SG Americas Securities LLC	4,986,322	12/08/27	0.20%	1D OBFR01	Monthly	244,556
Automatic Data Processing, Inc.	Barclays Bank PLC	1,263,386	02/16/27	0.15%	1D OBFR01	Monthly	64,206
Automatic Data Processing, Inc.	BNP Paribas SA	1,726,016	01/28/28	0.20%	1D OBFR01	Monthly	110,656
Automatic Data Processing, Inc.	UBS AG	2,178,318	01/14/31	0.20%	1D OBFR01	Monthly	124,622
AutoZone, Inc.	Bank of America N.A.	102,556	02/15/28	0.20%	1D OBFR01	Monthly	4,861
AutoZone, Inc.	Barclays Bank PLC	272,839	02/16/27	0.20%	1D OBFR01	Monthly	8,667
AvalonBay Communities, Inc.	Bank of America N.A.	231,755	02/15/28	0.20%	1D OBFR01	Monthly	15,844
AvalonBay Communities, Inc.	Barclays Bank PLC	1,905,481	02/16/27	0.20%	1D OBFR01	Monthly	130,028
AvalonBay Communities, Inc.	BNP Paribas SA	204,006	01/28/28	0.20%	1D OBFR01	Monthly	13,947
Avanza Bank Holding AB	BNP Paribas SA	558,319	11/17/27	0.25%	1D STIBOR	Monthly	(80,547)
Aveanna Healthcare Holdings, Inc.	UBS AG	92,306	04/21/28	0.20%	1D OBFR01	Monthly	(2,472)
Avepoint, Inc., Class A	Barclays Bank PLC	89,139	02/16/27	0.20%	1D OBFR01	Monthly	(4,265)
Avidia Bancorp, Inc.	Barclays Bank PLC	109,966	02/16/27	0.16%	1D OBFR01	Monthly	800
Avient Corp.	UBS AG	431,024	01/14/31	0.20%	1D OBFR01	Monthly	(10,722)
Avio SpA	Barclays Bank PLC	5,457,054	12/10/26	0.26%	1D ESTR	Monthly	(533,842)
Avis Budget Group, Inc.	Bank of America N.A.	224,901	02/15/28	0.20%	1D OBFR01	Monthly	(167,990)
Avis Budget Group, Inc.	Barclays Bank PLC	540,448	02/16/27	0.15%	1D OBFR01	Monthly	(18,492)
Avista Corp.	Bank of America N.A.	816,274	02/15/28	0.20%	1D OBFR01	Monthly	(6,111)
Avista Corp.	BNP Paribas SA	174,005	01/28/28	0.20%	1D OBFR01	Monthly	(1,303)
Avista Corp.	UBS AG	528,971	01/14/31	0.20%	1D OBFR01	Monthly	(3,960)
Avnet, Inc.	SG Americas Securities LLC	17,775,288	12/08/27	0.20%	1D OBFR01	Monthly	4,217,752
Avolta AG, Class N	SG Americas Securities LLC	439,237	12/08/27	0.26%	SSARON	Monthly	(70,242)
Avon Technologies PLC	BNP Paribas SA	1,277,477	03/17/27	0.25%	1D SONIA	Monthly	(59,352)
Awa Bank Ltd.	Barclays Bank PLC	970,981	05/12/27	0.18%	1D P TONA	Monthly	18,993
AXA SA	Bank of America N.A.	1,506,528	02/15/28	0.26%	1D ESTR	Monthly	(38,147)
AXA SA	Barclays Bank PLC	110,793	02/19/27	0.26%	1D ESTR	Monthly	(981)
AXA SA	Barclays Bank PLC	58,157,101	08/18/27	0.26%	1D ESTR	Monthly	(493,606)
AXA SA	Goldman Sachs Bank USA	154,213,096	08/19/26	0.15%	1D ESTR	Monthly	(3,869,740)
AXA SA	JPMorgan Chase Bank N.A.	3,305,115	02/10/27	0.00%	1D ESTR	Monthly	69,255
Axalta Coating Systems Ltd.	Bank of America N.A.	294,580	02/15/28	0.20%	1D OBFR01	Monthly	3,670
Axalta Coating Systems Ltd.	Barclays Bank PLC	91,079	02/16/27	0.20%	1D OBFR01	Monthly	(4,679)
Axcelis Technologies, Inc.	BNP Paribas SA	6,205,793	05/17/27	0.20%	1D OBFR01	Monthly	1,117,653
Axcelis Technologies, Inc.	SG Americas Securities LLC	2,722,365	12/08/27	0.20%	1D OBFR01	Monthly	896,442
Axis Capital Holdings Ltd.	BNP Paribas SA	4,426,415	01/24/28	0.20%	1D OBFR01	Monthly	(14,500)
Axsome Therapeutics, Inc.	Barclays Bank PLC	96,386	02/16/27	0.20%	1D OBFR01	Monthly	11,852
Aya Gold & Silver, Inc.	Morgan Stanley & Co. International PLC	1,553,129	01/04/27	0.20%	CABROVER	Monthly	(16,848)
Ayalon Holdings Ltd.	Bank of America N.A.	114,540	02/15/28	0.45%	SHIR	Monthly	(7,887)
Ayalon Holdings Ltd.	Barclays Bank PLC	96,954	02/22/27	0.60%	SHIR	Monthly	(4,591)
Ayvens SA	Bank of America N.A.	660,256	02/15/28	0.26%	1D ESTR	Monthly	27,440
Azbil Corp.	Barclays Bank PLC	12,623,532	05/12/27	0.25%	1D P TONA	Monthly	(345,438)
Azenta, Inc.	Bank of America N.A.	2,801,436	02/15/28	0.20%	1D OBFR01	Monthly	(42,667)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Azenta, Inc.	Morgan Stanley & Co. International PLC	$ 156,088	02/08/27	0.20%	1D FEDL01	Monthly	$ (11,149)
Azimut Holding SpA	Citibank N.A.	9,679,282	07/06/26	0.26%	1D ESTR	Monthly	(264,339)
Azimut Holding SpA	Goldman Sachs Bank USA	2,094,461	08/19/26	0.26%	1D ESTR	Monthly	(41,027)
Azrieli Group Ltd.	Barclays Bank PLC	43,613	02/22/27	0.60%	SHIR	Monthly	409
B2 Impact ASA	BNP Paribas SA	200,846	01/28/28	0.25%	NOWA	Monthly	(5,329)
B2Gold Corp.	Bank of America N.A.	237,353	02/15/28	0.20%	CABROVER	Monthly	(21,129)
B2Gold Corp.	Barclays Bank PLC	371,046	10/23/26	0.15%	CABROVER	Monthly	(28,456)
B2Gold Corp.	Barclays Bank PLC	152,000	02/16/27	0.15%	CABROVER	Monthly	(11,657)
B2Gold Corp.	UBS AG	572,365	01/22/31	0.25%	1D CORRA	Monthly	(50,952)
Babcock International Group PLC	Barclays Bank PLC	289,558	02/19/27	0.25%	1D SONIA	Monthly	(22,632)
Babcock International Group PLC	Barclays Bank PLC	4,177,970	02/26/27	0.25%	1D SONIA	Monthly	(326,552)
Bachem Holding AG, Class N	Barclays Bank PLC	67,432	02/19/27	0.26%	SSARON	Monthly	2,847
Bachem Holding AG, Class N	BNP Paribas SA	52,787	01/14/28	0.15%	SSARON	Monthly	(1,419)
Badger Infrastructure Solutions Ltd.	Barclays Bank PLC	7,661,246	12/23/26	0.20%	CABROVER	Monthly	150,203
Badger Infrastructure Solutions Ltd.	UBS AG	5,769,247	04/21/28	0.25%	1D CORRA	Monthly	301,213
Badger Meter, Inc.	Barclays Bank PLC	272,944	02/16/27	0.15%	1D OBFR01	Monthly	(5,854)
BAE Systems PLC	Barclays Bank PLC	296,785	02/19/27	0.25%	1D SONIA	Monthly	(9,693)
BAE Systems PLC	Barclays Bank PLC	10,607,812	08/18/27	0.25%	1D SONIA	Monthly	(98,769)
Baker Hughes Co., Class A	Barclays Bank PLC	5,003	02/16/27	0.20%	1D OBFR01	Monthly	570
Baker Hughes Co., Class A	UBS AG	5,905,748	01/22/31	0.20%	1D OBFR01	Monthly	869,868
Bakkafrost P/F	Bank of America N.A.	216,241	02/15/28	0.26%	NOWA	Monthly	(1,764)
Balchem Corp.	Bank of America N.A.	300,664	02/15/28	0.20%	1D OBFR01	Monthly	(22,192)
Balchem Corp.	UBS AG	49,209	01/14/31	0.20%	1D OBFR01	Monthly	(3,632)
Balfour Beatty PLC	Bank of America N.A.	171,019	02/15/28	0.25%	1D SONIA	Monthly	1,392
Balfour Beatty PLC	BNP Paribas SA	2,514,035	08/17/26	0.25%	1D SONIA	Monthly	3,057
Balfour Beatty PLC	UBS AG	235,606	04/18/28	0.25%	1D SONIA	Monthly	1,042
Baltic Classifieds Group PLC, Class A	Barclays Bank PLC	1,732,234	12/10/26	0.25%	1D SONIA	Monthly	(66,031)
Banc of California, Inc.	Barclays Bank PLC	11,910,530	12/23/26	0.20%	1D OBFR01	Monthly	195,549
Banca Generali SpA	Goldman Sachs Bank USA	316,300	08/19/26	0.26%	1D ESTR	Monthly	178
Banca IFIS SpA	Goldman Sachs Bank USA	408,470	08/19/26	0.26%	1D ESTR	Monthly	5,577
Banca IFIS SpA	UBS AG	1,220,734	04/24/28	0.26%	1D ESTR	Monthly	16,669
Banca Mediolanum SpA	Barclays Bank PLC	3,556,754	08/18/27	0.26%	1D ESTR	Monthly	32,512
Banca Mediolanum SpA	Morgan Stanley & Co. International PLC	6,835,858	01/04/27	0.26%	1D ESTR	Monthly	55,499
Banco Bilbao Vizcaya Argentaria SA	Citibank N.A.	26,297,623	07/06/26	0.26%	1D ESTR	Monthly	(176,111)
Banco Bilbao Vizcaya Argentaria SA	UBS AG	9,016,521	04/18/28	0.15%	1D ESTR	Monthly	(30,067)
Banco de Sabadell SA	Bank of America N.A.	49,289	02/15/28	0.26%	1D ESTR	Monthly	(203)
Banco de Sabadell SA	BNP Paribas SA	136,344	01/13/28	0.26%	1D ESTR	Monthly	(560)
Banco Santander SA	Citibank N.A.	17,283,712	06/25/26	0.26%	1D ESTR	Monthly	(206,302)
Banco Santander SA	UBS AG	46,085,111	09/03/29	0.24%	1D ESTR	Monthly	(659,878)
Bandwidth, Inc., Class A	Bank of America N.A.	145,767	02/15/28	0.20%	1D OBFR01	Monthly	133,842
Bandwidth, Inc., Class A	Barclays Bank PLC	2,720,789	12/23/26	0.20%	1D OBFR01	Monthly	1,539,196
Bandwidth, Inc., Class A	Goldman Sachs Bank USA	718,570	08/19/26	0.20%	1D FEDL01	Monthly	659,781
Bandwidth, Inc., Class A	SG Americas Securities LLC	54,397	12/08/27	0.20%	1D OBFR01	Monthly	56,475
Bank First Corp.	Barclays Bank PLC	57,820	02/16/27	0.20%	1D OBFR01	Monthly	2,629
Bank of America Corp.	Barclays Bank PLC	172,011,863	12/23/26	0.20%	1D OBFR01	Monthly	1,131,178
Bank of America Corp.	Barclays Bank PLC	268,415	02/16/27	0.20%	1D OBFR01	Monthly	1,718
Bank of America Corp.	Barclays Bank PLC	1,488,263	02/23/27	0.20%	1D OBFR01	Monthly	9,526
Bank of Georgia Group PLC	Barclays Bank PLC	52,601	02/19/27	0.25%	1D SONIA	Monthly	(1,074)
Bank of Georgia Group PLC	SG Americas Securities LLC	471,130	12/08/27	0.25%	1D SONIA	Monthly	(7,681)
Bank of Hawaii Corp.	Bank of America N.A.	521,818	02/15/28	0.20%	1D OBFR01	Monthly	5,572
Bank of Iwate Ltd.	BNP Paribas SA	314,778	01/14/28	0.25%	1D TONA	Monthly	7,578
Bank of Montreal	Barclays Bank PLC	20,846,982	10/23/26	0.20%	CABROVER	Monthly	7,259
Bank of Nagoya Ltd.	Barclays Bank PLC	83,887	01/20/27	0.00%	1D P TONA	Monthly	1,998
Bank of New York Mellon Corp.	Bank of America N.A.	1,097,511	02/15/28	0.20%	1D OBFR01	Monthly	20,044
Bank of New York Mellon Corp.	BNP Paribas SA	481,522	01/28/28	0.20%	1D OBFR01	Monthly	8,794
Bank of Nova Scotia	Barclays Bank PLC	24,520,754	12/23/26	0.20%	CABROVER	Monthly	577,458
Bank of Nova Scotia	Barclays Bank PLC	210,178	02/16/27	0.20%	CABROVER	Monthly	5,951
Bank of Nova Scotia	BNP Paribas SA	86,576	01/17/28	0.20%	CABROVER	Monthly	1,883

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Bank of Nova Scotia	Morgan Stanley & Co. International PLC	$ 27,113,433	01/04/27	0.20%	CABROVER	Monthly	$ 577,551
Bank of the Ryukyus Ltd.	Goldman Sachs Bank USA	113,458	08/19/26	0.25%	1D P TONA	Monthly	2,215
Bankinter SA	Barclays Bank PLC	100,241	02/19/27	0.26%	1D ESTR	Monthly	(2,758)
Bankinter SA	Barclays Bank PLC	11,984,224	08/18/27	0.26%	1D ESTR	Monthly	(329,681)
Bankinter SA	Citibank N.A.	5,306,630	07/06/26	0.03%	1D ESTR	Monthly	(145,983)
BankUnited, Inc.	Barclays Bank PLC	188,457	02/16/27	0.20%	1D OBFR01	Monthly	1,925
Banner Corp.	Bank of America N.A.	65,124	02/15/28	0.20%	1D OBFR01	Monthly	3,660
Banner Corp.	Barclays Bank PLC	99,836	02/16/27	0.20%	1D OBFR01	Monthly	5,212
Banner Corp.	UBS AG	189,100	01/14/31	0.20%	1D OBFR01	Monthly	10,627
Bannerman Energy Ltd.	Bank of America N.A.	72,416	02/15/28	0.25%	1D AONIA	Monthly	(1,370)
Bannerman Energy Ltd.	BNP Paribas SA	180,249	01/14/28	0.25%	1D AONIA	Monthly	(6,291)
Bar Harbor Bankshares	UBS AG	219,358	04/21/28	0.20%	1D OBFR01	Monthly	(1,905)
Barclays PLC	SG Americas Securities LLC	60,904,200	12/08/27	0.25%	1D SONIA	Monthly	(536,252)
Barclays PLC	SG Americas Securities LLC	55,532,853	12/08/27	0.25%	1D SONIA	Monthly	(483,479)
Barratt Developments PLC	Barclays Bank PLC	8,565,117	08/18/27	0.15%	1D SONIA	Monthly	(442,840)
Barratt Developments PLC	UBS AG	95,779	04/18/28	0.15%	1D SONIA	Monthly	(4,720)
Barrick Mining Corp.	Morgan Stanley & Co. International PLC	60,408,885	01/04/27	0.20%	CABROVER	Monthly	(2,334,813)
Barrick Mining Corp.	Morgan Stanley & Co. International PLC	86,002,344	01/06/27	0.20%	CABROVER	Monthly	(3,479,244)
Barrick Mining Corp.	UBS AG	2,813,877	04/18/28	0.25%	1D CORRA	Monthly	(278,395)
BASF SE	Bank of America N.A.	7,612,292	02/15/28	0.00%	1D ESTR	Monthly	84,095
BASF SE	BNP Paribas SA	19,088,362	08/17/26	0.10%	1D ESTR	Monthly	630,423
BASF SE	Goldman Sachs Bank USA	21,817,934	08/19/26	0.10%	1D ESTR	Monthly	615,366
BASF SE	JPMorgan Chase Bank N.A.	7,929,471	02/10/27	0.00%	1D ESTR	Monthly	87,599
Basic-Fit NV	SG Americas Securities LLC	163,475	12/08/27	0.26%	1D ESTR	Monthly	(7,878)
Basler AG	BNP Paribas SA	12,039	01/13/28	0.00%	1D ESTR	Monthly	57
Basler Kantonalbank	Barclays Bank PLC	53,134	02/19/27	0.26%	SSARON	Monthly	164
Basler Kantonalbank	UBS AG	38,883	01/07/31	0.26%	SSARON	Monthly	(154)
Bausch Health Cos, Inc.	Morgan Stanley & Co. International PLC	1,200,796	01/04/27	0.20%	CABROVER	Monthly	4,915
Bausch Health Cos, Inc.	UBS AG	858,392	04/21/28	0.25%	1D CORRA	Monthly	(13,022)
BAWAG Group AG	Morgan Stanley & Co. International PLC	3,803,480	01/04/27	0.26%	1D ESTR	Monthly	(125,698)
BayCurrent, Inc.	Bank of America N.A.	7,651,323	03/15/28	0.00%	1D P TONA	Monthly	(746,777)
BayCurrent, Inc.	Morgan Stanley & Co. International PLC	13,827,728	01/06/27	0.25%	1D P TONA	Monthly	(2,208,512)
Bayerische Motoren Werke AG	Barclays Bank PLC	1,131,220	02/19/27	0.15%	1D ESTR	Monthly	(21,074)
Bayerische Motoren Werke AG	BNP Paribas SA	1,413,488	01/13/28	0.26%	1D ESTR	Monthly	(71,173)
Bayerische Motoren Werke AG	BNP Paribas SA	151,661	01/13/28	0.26%	1D ESTR	Monthly	(8,125)
Bayerische Motoren Werke AG	UBS AG	4,586,790	01/03/31	0.15%	1D ESTR	Monthly	(228,294)
BCE, Inc.	Morgan Stanley & Co. International PLC	1,026,958	01/06/27	0.20%	CABROVER	Monthly	(5,695)
BE Semiconductor Industries NV	Bank of America N.A.	5,175,145	02/15/28	0.26%	1D ESTR	Monthly	752,369
BE Semiconductor Industries NV	Bank of America N.A.	5,454,721	02/15/28	0.26%	1D ESTR	Monthly	699,784
BE Semiconductor Industries NV	Citibank N.A.	3,979,378	07/06/26	0.26%	1D ESTR	Monthly	167,600
Beach Energy Ltd.	Goldman Sachs Bank USA	356,937	08/19/26	0.30%	1D AONIA	Monthly	(5,645)
Beazer Homes USA, Inc.	Bank of America N.A.	176,829	02/15/28	0.20%	1D OBFR01	Monthly	(1,864)
Beazer Homes USA, Inc.	Barclays Bank PLC	85,893	02/16/27	0.15%	1D OBFR01	Monthly	(5,125)
Beazley PLC	UBS AG	216,649	01/03/31	0.25%	1D SONIA	Monthly	503
Becton Dickinson & Co.	Bank of America N.A.	291,289	02/15/28	0.20%	1D OBFR01	Monthly	(12,137)
Becton Dickinson & Co.	BNP Paribas SA	498,908	01/28/28	0.20%	1D OBFR01	Monthly	(20,788)
Becton Dickinson & Co.	UBS AG	67,496	01/14/31	0.20%	1D OBFR01	Monthly	(2,812)
Befesa SA	SG Americas Securities LLC	2,674,174	12/08/27	0.26%	1D ESTR	Monthly	(2,621)
Bega Cheese Ltd.	Bank of America N.A.	1,812,224	02/15/28	0.25%	1D AONIA	Monthly	(123,497)
Bega Cheese Ltd.	Goldman Sachs Bank USA	795,546	08/19/26	0.30%	1D AONIA	Monthly	(54,214)
Belden, Inc.	Bank of America N.A.	598,414	02/15/28	0.20%	1D OBFR01	Monthly	(84,155)
Belden, Inc.	BNP Paribas SA	1,802,383	05/17/27	0.20%	1D OBFR01	Monthly	(207,754)
Belden, Inc.	UBS AG	163,224	01/14/31	0.20%	1D OBFR01	Monthly	(19,025)
Bell Food Group AG, Class N	Bank of America N.A.	68,390	02/15/28	0.26%	SSARON	Monthly	(2,085)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Bellevue Gold Ltd.	Morgan Stanley & Co. International PLC	$ 106,847	01/06/27	0.29%	1D AONIA	Monthly	$ (13,306)
BellRing Brands, Inc.	Bank of America N.A.	251,851	02/15/28	0.20%	1D OBFR01	Monthly	29,212
BellRing Brands, Inc.	Barclays Bank PLC	57,323	02/16/27	0.20%	1D OBFR01	Monthly	4,479
BellRing Brands, Inc.	Citibank N.A.	2,790,867	06/25/26	0.20%	1D OBFR01	Monthly	218,063
Bellway PLC	Citibank N.A.	2,204,806	07/06/26	0.25%	1D SONIA	Monthly	(78,400)
Bellway PLC	Goldman Sachs Bank USA	337,635	08/19/26	0.25%	1D SONIA	Monthly	(2,238)
Belo Sun Mining Corp.	BNP Paribas SA	303,999	01/17/28	0.20%	CABROVER	Monthly	(74,566)
Benchmark Electronics, Inc.	Bank of America N.A.	159,613	02/15/28	0.20%	1D OBFR01	Monthly	50,600
Benchmark Electronics, Inc.	BNP Paribas SA	196,494	01/28/28	0.20%	1D OBFR01	Monthly	62,292
Benchmark Electronics, Inc.	Goldman Sachs Bank USA	6,322,142	08/19/26	0.20%	1D FEDL01	Monthly	2,004,210
Benchmark Electronics, Inc.	SG Americas Securities LLC	6,424,746	12/08/27	0.20%	1D OBFR01	Monthly	2,152,679
Benchmark Electronics, Inc.	UBS AG	262,532	01/14/31	0.20%	1D OBFR01	Monthly	83,227
Bentley Systems, Inc., Class B	Barclays Bank PLC	1,676,120	02/23/27	0.15%	1D OBFR01	Monthly	(123,734)
Bentley Systems, Inc., Class B	BNP Paribas SA	646,377	01/28/28	0.00%	1D OBFR01	Monthly	(4,350)
Bentley Systems, Inc., Class B	UBS AG	407,238	01/14/31	0.20%	1D OBFR01	Monthly	(17,103)
Berkeley Group Holdings PLC	Bank of America N.A.	293,657	02/15/28	0.25%	1D SONIA	Monthly	(15,832)
Berkeley Group Holdings PLC	Barclays Bank PLC	368,620	02/19/27	0.15%	1D SONIA	Monthly	(20,697)
Berkeley Group Holdings PLC	BNP Paribas SA	106,770	01/13/28	0.25%	1D SONIA	Monthly	(1,796)
Berkeley Group Holdings PLC	SG Americas Securities LLC	839,756	12/08/27	0.25%	1D SONIA	Monthly	(47,904)
Berkeley Group Holdings PLC	UBS AG	561,497	01/20/31	0.25%	1D SONIA	Monthly	(30,272)
Berkshire Hathaway, Inc., Class B	BNP Paribas SA	13,240,860	01/28/28	0.20%	1D OBFR01	Monthly	(13,685)
Berkshire Hathaway, Inc., Class B	UBS AG	1,172,899	01/14/31	0.20%	1D OBFR01	Monthly	(1,212)
Best Buy Co., Inc.	UBS AG	307,307	04/18/28	0.20%	1D OBFR01	Monthly	(14,717)
Bet Shemesh Engines Holdings 1997 Ltd.	UBS AG	60,951	01/13/31	0.40%	SHIR	Monthly	(551)
Betsson AB, Class B	Bank of America N.A.	459,030	02/15/28	0.26%	1D STIBOR	Monthly	(19,204)
Betsson AB, Class B	Barclays Bank PLC	108,890	02/19/27	0.26%	1D STIBOR	Monthly	(7,655)
Betsson AB, Class B	BNP Paribas SA	443,912	11/17/27	0.25%	1D STIBOR	Monthly	(25,485)
Bezeq The Israeli Telecommunication Corp. Ltd.	UBS AG	14,627,583	06/07/28	(0.08)%	SHIR	Monthly	(365,111)
BFF Bank SpA	Barclays Bank PLC	6,876	02/19/27	0.26%	1D ESTR	Monthly	107
BFF Bank SpA	UBS AG	232,367	01/03/31	0.26%	1D ESTR	Monthly	22,577
BGC Group, Inc., Class A	Citibank N.A.	3,929,436	06/25/26	0.20%	1D OBFR01	Monthly	(50,369)
BGC Group, Inc., Class A	JPMorgan Chase Bank N.A.	631,927	02/10/27	0.20%	1D OBFR01	Monthly	20,929
BGC Group, Inc., Class A	SG Americas Securities LLC	8,432,305	12/08/27	0.20%	1D OBFR01	Monthly	266,599
BHP Group Ltd.	Bank of America N.A.	354,223	02/15/28	0.25%	1D AONIA	Monthly	(7,587)
BHP Group Ltd.	Barclays Bank PLC	11,272,620	09/09/27	0.30%	1D AONIA	Monthly	(239,799)
BHP Group Ltd.	BNP Paribas SA	134,884	01/14/28	0.25%	1D AONIA	Monthly	(2,728)
BHP Group Ltd.	UBS AG	23,989,240	04/18/28	0.18%	1D AONIA	Monthly	(426,232)
Big Yellow Group PLC	Barclays Bank PLC	159,942	02/19/27	0.25%	1D SONIA	Monthly	(3,977)
Big Yellow Group PLC	BNP Paribas SA	105,432	01/13/28	0.25%	1D SONIA	Monthly	(993)
Bilfinger SE	Morgan Stanley & Co. International PLC	3,229,990	01/04/27	0.26%	1D ESTR	Monthly	(162,189)
Bill Holdings, Inc.	Barclays Bank PLC	109,448	12/23/26	0.20%	1D OBFR01	Monthly	2,196
BioCryst Pharmaceuticals, Inc.	Bank of America N.A.	2,070,749	02/15/28	0.20%	1D OBFR01	Monthly	(61,421)
BioCryst Pharmaceuticals, Inc.	BNP Paribas SA	752,010	01/28/28	0.20%	1D OBFR01	Monthly	(18,633)
BioGaia AB, Class B	Bank of America N.A.	1,065,563	02/15/28	0.26%	1D STIBOR	Monthly	(7,338)
BioGaia AB, Class B	UBS AG	232,351	01/03/31	0.25%	TN STIBOR	Monthly	(1,600)
Biogen, Inc.	Barclays Bank PLC	72,252	02/16/27	0.15%	1D OBFR01	Monthly	2,324
Biogen, Inc.	BNP Paribas SA	11,512,040	05/17/27	0.20%	1D OBFR01	Monthly	563,834
Biogen, Inc.	BNP Paribas SA	652,688	01/28/28	0.20%	1D OBFR01	Monthly	11,685
BioLife Solutions, Inc.	BNP Paribas SA	1,452,214	05/17/27	0.20%	1D OBFR01	Monthly	(7,539)
BioMarin Pharmaceutical, Inc.	Bank of America N.A.	268,557	02/15/28	0.20%	1D OBFR01	Monthly	(6,608)
BioMarin Pharmaceutical, Inc.	Barclays Bank PLC	77,651	02/16/27	0.20%	1D OBFR01	Monthly	(344)
BioMarin Pharmaceutical, Inc.	BNP Paribas SA	2,366,800	05/17/27	0.20%	1D OBFR01	Monthly	(57,997)
BioMarin Pharmaceutical, Inc.	SG Americas Securities LLC	5,423,018	12/08/27	0.20%	1D OBFR01	Monthly	(311,918)
Biomerieux	Citibank N.A.	16,177,404	07/06/26	0.26%	1D ESTR	Monthly	(2,814,540)
Biomerieux	UBS AG	263,822	04/18/28	0.26%	1D ESTR	Monthly	(25,350)
BioNTech SE, ADR	SG Americas Securities LLC	11,066,845	12/08/27	0.20%	1D OBFR01	Monthly	1,207,705
BioNTech SE, ADR	UBS AG	62,899	01/22/31	0.20%	1D OBFR01	Monthly	(2)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Bio-Rad Laboratories, Inc., Class A	UBS AG	$ 836,679	01/14/31	0.20%	1D OBFR01	Monthly	$ (44,780)
BIPROGY, Inc.	Barclays Bank PLC	13,880,356	05/12/27	0.00%	1D P TONA	Monthly	(1,208,801)
Birchcliff Energy Ltd.	Barclays Bank PLC	1,995,137	12/23/26	0.20%	CABROVER	Monthly	197,808
Bird Construction, Inc.	Bank of America N.A.	178,455	02/15/28	0.20%	CABROVER	Monthly	19,789
Bird Construction, Inc.	Barclays Bank PLC	171,914	02/16/27	0.20%	CABROVER	Monthly	15,082
Bird Construction, Inc.	BNP Paribas SA	792,523	01/17/28	0.20%	CABROVER	Monthly	87,882
BJ’s Restaurants, Inc.	Morgan Stanley & Co. International PLC	2,382,640	02/08/27	0.20%	1D FEDL01	Monthly	(15,587)
BKW AG	Morgan Stanley & Co. International PLC	13,401,472	01/04/27	0.26%	SSARON	Monthly	(273,232)
Black Cat Syndicate Ltd.	BNP Paribas SA	77,021	01/14/28	0.25%	1D AONIA	Monthly	(10,589)
Black Diamond Group Ltd.	Barclays Bank PLC	97,356	02/16/27	0.20%	CABROVER	Monthly	(286)
Black Diamond Group Ltd.	BNP Paribas SA	97,701	01/17/28	0.20%	CABROVER	Monthly	(1,755)
Black Hills Corp.	Bank of America N.A.	301,187	02/15/28	0.20%	1D OBFR01	Monthly	(4,996)
Black Hills Corp.	Barclays Bank PLC	10,299	02/16/27	0.15%	1D OBFR01	Monthly	392
Black Hills Corp.	BNP Paribas SA	283,961	01/28/28	0.20%	1D OBFR01	Monthly	(4,710)
Blackbaud, Inc.	SG Americas Securities LLC	110,115	12/08/27	0.20%	1D OBFR01	Monthly	(947)
Blackstone, Inc., Class A	Barclays Bank PLC	849,732	02/16/27	0.20%	1D OBFR01	Monthly	(27,183)
Blackstone, Inc., Class A	BNP Paribas SA	406,584	01/28/28	0.20%	1D OBFR01	Monthly	(10,505)
Blackstone, Inc., Class A	UBS AG	124,802	01/14/31	0.20%	1D OBFR01	Monthly	4,169
Block, Inc., Class A	BNP Paribas SA	6,943,747	05/17/27	0.20%	1D OBFR01	Monthly	259,484
Block, Inc., Class A	Morgan Stanley & Co. International PLC	1,871,225	02/05/27	0.20%	1D FEDL01	Monthly	(51,362)
Block, Inc., Class A	UBS AG	1,989,197	01/14/31	0.20%	1D OBFR01	Monthly	48,401
Bloom Energy Corp., Class A	Barclays Bank PLC	7,305,536	02/16/27	0.20%	1D OBFR01	Monthly	(116,976)
Bloom Energy Corp., Class A	UBS AG	2,366,064	01/14/31	0.00%	1D OBFR01	Monthly	(8)
Blue Bird Corp.	SG Americas Securities LLC	917,028	12/08/27	0.20%	1D OBFR01	Monthly	42,506
Blue Owl Capital, Inc., Class A	Bank of America N.A.	335,288	02/15/28	0.20%	1D OBFR01	Monthly	(4,110)
Blue Owl Capital, Inc., Class A	Barclays Bank PLC	578,157	02/16/27	0.20%	1D OBFR01	Monthly	(9,908)
Blue Owl Capital, Inc., Class A	UBS AG	111,445	01/14/31	0.20%	1D OBFR01	Monthly	11,181
Blue Owl Technology Finance Corp.	Barclays Bank PLC	86,481	02/16/27	0.15%	1D OBFR01	Monthly	(1,199)
Blue Owl Technology Finance Corp.	BNP Paribas SA	36,920	01/28/28	0.20%	1D OBFR01	Monthly	(2,678)
BlueLinx Holdings, Inc.	Bank of America N.A.	410,323	02/15/28	0.20%	1D OBFR01	Monthly	(15,506)
BlueLinx Holdings, Inc.	Barclays Bank PLC	1,831,362	12/23/26	0.20%	1D OBFR01	Monthly	(110,480)
BlueLinx Holdings, Inc.	Goldman Sachs Bank USA	283,071	08/19/26	0.20%	1D FEDL01	Monthly	(10,697)
BlueLinx Holdings, Inc.	SG Americas Securities LLC	1,372,533	12/08/27	0.20%	1D OBFR01	Monthly	(20,676)
BLUENORD ASA	Morgan Stanley & Co. International PLC	3,646,934	01/04/27	0.26%	NOWA	Monthly	332,244
BlueScope Steel Ltd.	SG Americas Securities LLC	2,255,032	12/08/27	0.30%	1D AONIA	Monthly	213,820
BML, Inc.	BNP Paribas SA	2,263,198	03/24/27	0.25%	1D TONA	Monthly	(77,350)
Bob’s Discount Furniture, Inc.	BNP Paribas SA	21,193	01/28/28	0.20%	1D OBFR01	Monthly	(1,904)
Bob’s Discount Furniture, Inc.	UBS AG	14,243	01/14/31	0.20%	1D OBFR01	Monthly	(1,279)
BOC Hong Kong Holdings Ltd.	Barclays Bank PLC	50,903	01/20/27	0.15%	HONIA	Monthly	866
Bodycote PLC	Barclays Bank PLC	119,723	02/19/27	0.25%	1D SONIA	Monthly	(2,664)
BOE Varitronix Ltd.	Bank of America N.A.	55,997	02/15/28	0.15%	HONIA	Monthly	(247)
Boise Cascade Co.	Barclays Bank PLC	9,082,997	12/23/26	0.20%	1D OBFR01	Monthly	(328,022)
Boise Cascade Co.	Barclays Bank PLC	190,057	02/16/27	0.20%	1D OBFR01	Monthly	(6,864)
BOK Financial Corp.	UBS AG	1,679,691	04/21/28	0.20%	1D OBFR01	Monthly	(14,808)
Boliden AB	UBS AG	293,460	01/20/31	0.25%	TN STIBOR	Monthly	(15,494)
Booking Holdings, Inc.	BNP Paribas SA	133,412	01/28/28	0.20%	1D OBFR01	Monthly	(15,728)
Booking Holdings, Inc.	SG Americas Securities LLC	52,720,176	12/08/27	0.20%	1D OBFR01	Monthly	(3,668,995)
Boot Barn Holdings, Inc.	SG Americas Securities LLC	19,447,585	12/08/27	0.20%	1D OBFR01	Monthly	1,866,564
Booz Allen Hamilton Holding Corp., Class A	Bank of America N.A.	2,254,084	02/15/28	0.20%	1D OBFR01	Monthly	45,263
Booz Allen Hamilton Holding Corp., Class A	Barclays Bank PLC	4,601,725	02/23/27	0.20%	1D OBFR01	Monthly	23,179
Booz Allen Hamilton Holding Corp., Class A	UBS AG	2,941,484	04/18/28	0.20%	1D OBFR01	Monthly	(161,907)
BorgWarner, Inc.	Barclays Bank PLC	44,592	02/16/27	0.20%	1D OBFR01	Monthly	927
BorgWarner, Inc.	BNP Paribas SA	45,771	01/28/28	0.20%	1D OBFR01	Monthly	3,907
BorgWarner, Inc.	UBS AG	34,292,452	04/18/28	0.20%	1D OBFR01	Monthly	2,926,847
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
BorgWarner, Inc.	UBS AG	$ 30,654	01/14/31	0.20%	1D OBFR01	Monthly	$ 2,616
Borr Drilling Ltd.	UBS AG	101,093	04/21/28	0.20%	1D OBFR01	Monthly	10,414
Boss Energy Ltd.	UBS AG	49,125	01/03/31	0.25%	1D AONIA	Monthly	(4,746)
Boston Beer Co., Inc., Class A	Bank of America N.A.	372,175	02/15/28	0.20%	1D OBFR01	Monthly	(11,400)
Boston Beer Co., Inc., Class A	Barclays Bank PLC	117,200	02/16/27	0.15%	1D OBFR01	Monthly	(576)
Boston Beer Co., Inc., Class A	BNP Paribas SA	87,779	01/28/28	0.20%	1D OBFR01	Monthly	(2,682)
Boston Beer Co., Inc., Class A	UBS AG	86,557	01/14/31	0.20%	1D OBFR01	Monthly	(2,644)
Boston Scientific Corp.	Bank of America N.A.	133,290	02/15/28	0.20%	1D OBFR01	Monthly	(14,441)
Boston Scientific Corp.	Barclays Bank PLC	60,602,332	12/23/26	0.20%	1D OBFR01	Monthly	(6,782,379)
Boston Scientific Corp.	BNP Paribas SA	496,269	01/28/28	0.20%	1D OBFR01	Monthly	(53,767)
Boustead Singapore Ltd.	UBS AG	69,932	01/03/31	0.25%	SORA	Monthly	11,037
Bouygues SA	UBS AG	101,323	01/03/31	0.26%	1D ESTR	Monthly	1,225
Bowhead Specialty Holdings, Inc.	Morgan Stanley & Co. International PLC	109,584	02/08/27	0.20%	1D FEDL01	Monthly	185
Box, Inc., Class A	BNP Paribas SA	1,459,778	05/17/27	0.20%	1D OBFR01	Monthly	(8,358)
Boyd Gaming Corp.	BNP Paribas SA	227,503	01/28/28	0.20%	1D OBFR01	Monthly	2,567
Boyd Group, Inc.	Morgan Stanley & Co. International PLC	109,094	01/04/27	0.20%	CABROVER	Monthly	3,518
BP PLC	Barclays Bank PLC	3,996,196	02/26/27	0.25%	1D SONIA	Monthly	37,893
BP PLC	Citibank N.A.	29,016,964	07/06/26	0.25%	1D SONIA	Monthly	414,855
BP PLC	SG Americas Securities LLC	26,121,392	12/08/27	0.25%	1D SONIA	Monthly	769,975
Bper Banca SPA	Barclays Bank PLC	9,998,507	08/18/27	0.19%	1D ESTR	Monthly	377,560
Bper Banca SPA	UBS AG	1,338,250	04/18/28	0.26%	1D ESTR	Monthly	50,715
Brambles Ltd.	UBS AG	5,596,962	01/20/31	0.25%	1D AONIA	Monthly	54,946
Bravida Holding AB	UBS AG	1,666,676	04/24/28	0.25%	TN STIBOR	Monthly	(142,219)
Bravura Solutions Ltd.	Barclays Bank PLC	1,242,629	05/12/27	0.15%	1D AONIA	Monthly	(46,681)
Bridgepoint Group PLC	Barclays Bank PLC	31,380	02/19/27	0.25%	1D SONIA	Monthly	(3,424)
Bridgepoint Group PLC	BNP Paribas SA	249,944	01/13/28	0.25%	1D SONIA	Monthly	(12,702)
Bridgestone Corp.	UBS AG	30,070,923	09/03/29	0.20%	1D P TONA	Monthly	(1,405,549)
Bright Horizons Family Solutions, Inc.	Barclays Bank PLC	8,245,985	12/23/26	0.20%	1D OBFR01	Monthly	(376,449)
Bright Horizons Family Solutions, Inc.	Barclays Bank PLC	5,424,147	02/16/27	0.20%	1D OBFR01	Monthly	(247,625)
Bright Horizons Family Solutions, Inc.	UBS AG	393,334	01/14/31	0.20%	1D OBFR01	Monthly	(924)
Brightsphere Investment Group, Inc.	SG Americas Securities LLC	16,200,618	12/08/27	0.20%	1D OBFR01	Monthly	2,158,992
Brinker International, Inc.	UBS AG	337,785	04/18/28	0.20%	1D OBFR01	Monthly	10,236
Brink’s Co.	Barclays Bank PLC	19,627,484	12/23/26	0.20%	1D OBFR01	Monthly	(741,594)
Brink’s Co.	UBS AG	524,424	01/14/31	0.20%	1D OBFR01	Monthly	(13,198)
Bristol-Myers Squibb Co.	BNP Paribas SA	380,048	01/28/28	0.20%	1D OBFR01	Monthly	17,726
Bristol-Myers Squibb Co.	Morgan Stanley & Co. International PLC	100,997,469	02/05/27	0.20%	1D FEDL01	Monthly	3,064,583
Bristow Group, Inc.	Bank of America N.A.	60,368	02/15/28	0.20%	1D OBFR01	Monthly	(184)
Bristow Group, Inc.	Barclays Bank PLC	139,171	02/16/27	0.20%	1D OBFR01	Monthly	7,777
Bristow Group, Inc.	UBS AG	165,679	01/14/31	0.20%	1D OBFR01	Monthly	(504)
Brixmor Property Group, Inc.	Bank of America N.A.	661,074	02/15/28	0.20%	1D OBFR01	Monthly	(658)
Brixmor Property Group, Inc.	BNP Paribas SA	254,273	01/28/28	0.20%	1D OBFR01	Monthly	(253)
Brixmor Property Group, Inc.	UBS AG	80,631	01/14/31	0.20%	1D OBFR01	Monthly	(80)
Broadcom, Inc.	Bank of America N.A.	340,481	02/15/28	0.00%	1D OBFR01	Monthly	1,395
Broadridge Financial Solutions, Inc.	Barclays Bank PLC	9,466,441	02/23/27	0.19%	1D OBFR01	Monthly	(333,733)
Brookfield Business Corp., Class A	BNP Paribas SA	89,410	01/17/28	0.20%	CABROVER	Monthly	(447)
Brookfield Corp., Class A	Barclays Bank PLC	23,143,864	10/23/26	0.15%	CABROVER	Monthly	(628,479)
Brookfield Corp., Class A	Barclays Bank PLC	258,644	02/16/27	0.15%	CABROVER	Monthly	(7,571)
Brookfield Corp., Class A	Goldman Sachs Bank USA	5,456,941	08/18/26	0.20%	1D CORRA	Monthly	(78,231)
Brother Industries Ltd.	UBS AG	2,780,835	04/03/28	0.25%	1D P TONA	Monthly	(107,013)
Brown-Forman Corp., Class B	BNP Paribas SA	128,363	01/28/28	0.20%	1D OBFR01	Monthly	(16,496)
BRP, Inc.	Morgan Stanley & Co. International PLC	3,446,694	01/04/27	0.20%	CABROVER	Monthly	(57,958)
Bruker Corp.	UBS AG	733,183	01/22/31	0.20%	1D OBFR01	Monthly	(51,442)
Brunswick Corp.	UBS AG	2,857,201	04/21/28	0.20%	1D OBFR01	Monthly	82,131
Brunswick Corp.	UBS AG	161,580	01/14/31	0.20%	1D OBFR01	Monthly	(1,806)
BT Group PLC	Bank of America N.A.	75,305	02/15/28	0.15%	1D SONIA	Monthly	(30)
BT Group PLC	UBS AG	151,011	01/03/31	0.25%	1D SONIA	Monthly	(1,935)
Buckle, Inc.	Barclays Bank PLC	135,791	02/16/27	0.20%	1D OBFR01	Monthly	(825)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Buckle, Inc.	BNP Paribas SA	$ 290,535	01/28/28	0.20%	1D OBFR01	Monthly	$ 16,043
Buckle, Inc.	UBS AG	104,967	04/21/28	0.20%	1D OBFR01	Monthly	(643)
Buckle, Inc.	UBS AG	82,265	01/14/31	0.20%	1D OBFR01	Monthly	4,543
Bumble, Inc., Class A	Bank of America N.A.	53,984	02/15/28	0.20%	1D OBFR01	Monthly	792
Bunge Global SA	Bank of America N.A.	429,360	02/15/28	0.20%	1D OBFR01	Monthly	25,296
Bunge Global SA	BNP Paribas SA	77,040	01/28/28	0.20%	1D OBFR01	Monthly	4,539
Bunge Global SA	UBS AG	84,480	01/14/31	0.20%	1D OBFR01	Monthly	4,977
Bunge Global SA	UBS AG	62,077	01/22/31	0.20%	1D OBFR01	Monthly	1,077
Bunka Shutter Co. Ltd.	Barclays Bank PLC	298,968	05/12/27	0.16%	1D P TONA	Monthly	(801)
Bunzl PLC	Barclays Bank PLC	59,267	02/19/27	0.25%	1D SONIA	Monthly	336
Bureau Veritas SA	Barclays Bank PLC	30,357,890	02/26/27	0.26%	1D ESTR	Monthly	734,212
Bureau Veritas SA	Barclays Bank PLC	26,013,819	08/18/27	0.26%	1D ESTR	Monthly	705,540
Bureau Veritas SA	Morgan Stanley & Co. International PLC	10,888,609	01/04/27	0.26%	1D ESTR	Monthly	295,318
Burke & Herbert Financial Services Corp.	UBS AG	724,607	04/21/28	0.20%	1D OBFR01	Monthly	(1,248)
Butterfly Network, Inc., Class A	Bank of America N.A.	166,535	02/15/28	0.20%	1D OBFR01	Monthly	(11,971)
BuySell Technologies Co. Ltd.	BNP Paribas SA	67,519	01/14/28	0.25%	1D TONA	Monthly	(5,465)
BuySell Technologies Co. Ltd.	UBS AG	62,863	01/06/31	0.25%	1D P TONA	Monthly	(5,088)
BW Energy Ltd.	Barclays Bank PLC	97,995	02/26/27	0.26%	NOWA	Monthly	3,701
BWX Technologies, Inc.	Bank of America N.A.	1,192,815	02/15/28	0.20%	1D OBFR01	Monthly	(110,216)
BWX Technologies, Inc.	BNP Paribas SA	1,222,141	01/28/28	0.20%	1D OBFR01	Monthly	(112,926)
BWX Technologies, Inc.	UBS AG	1,653,204	01/14/31	0.20%	1D OBFR01	Monthly	(152,756)
C Uyemura & Co. Ltd.	Barclays Bank PLC	209,345	01/20/27	0.15%	1D P TONA	Monthly	250
C Uyemura & Co. Ltd.	BNP Paribas SA	137,856	01/14/28	0.15%	1D TONA	Monthly	(3,116)
C Uyemura & Co. Ltd.	UBS AG	137,856	01/06/31	0.25%	1D P TONA	Monthly	(3,116)
C3.ai, Inc., Class A	SG Americas Securities LLC	3,381,757	12/08/27	0.20%	1D OBFR01	Monthly	19,258
C3.ai, Inc., Class A	UBS AG	331,267	01/14/31	0.20%	1D OBFR01	Monthly	(5,263)
Cable One, Inc.	Bank of America N.A.	14,382	02/15/28	0.20%	1D OBFR01	Monthly	(659)
Cabot Corp.	BNP Paribas SA	152,498	01/28/28	0.20%	1D OBFR01	Monthly	1,884
CACI International, Inc., Class A	Bank of America N.A.	198,401	02/15/28	0.20%	1D OBFR01	Monthly	4,219
CACI International, Inc., Class A	UBS AG	1,036,109	01/14/31	0.20%	1D OBFR01	Monthly	2,451
Cadence Design Systems, Inc.	Bank of America N.A.	69,943	02/15/28	0.20%	1D OBFR01	Monthly	5,863
Cadence Design Systems, Inc.	UBS AG	5,163,922	01/22/31	0.19%	1D OBFR01	Monthly	432,846
Cafe de Coral Holdings Ltd.	BNP Paribas SA	46,307	01/14/28	0.30%	HONIA	Monthly	(230)
Cairn Homes PLC	UBS AG	144,381	01/03/31	0.26%	1D ESTR	Monthly	257
CaixaBank SA	BNP Paribas SA	336,312	01/13/28	0.26%	1D ESTR	Monthly	(462)
CaixaBank SA	Goldman Sachs Bank USA	9,598,009	08/19/26	0.10%	1D ESTR	Monthly	(13,174)
CaixaBank SA	UBS AG	129,855	01/03/31	0.26%	1D ESTR	Monthly	(178)
California Resources Corp.	BNP Paribas SA	47,529	01/28/28	0.20%	1D OBFR01	Monthly	2,438
California Resources Corp.	UBS AG	241,280	01/14/31	0.20%	1D OBFR01	Monthly	12,374
California Water Service Group	Bank of America N.A.	33,108	02/15/28	0.20%	1D OBFR01	Monthly	(1,808)
California Water Service Group	Barclays Bank PLC	380,963	02/16/27	0.15%	1D OBFR01	Monthly	(34,976)
Calix, Inc.	BNP Paribas SA	203,925	05/17/27	0.20%	1D OBFR01	Monthly	(11,259)
Cal-Maine Foods, Inc.	Bank of America N.A.	2,967,284	02/15/28	0.20%	1D OBFR01	Monthly	43,307
Cal-Maine Foods, Inc.	UBS AG	465,077	01/14/31	0.20%	1D OBFR01	Monthly	(126)
Calumet, Inc.	BNP Paribas SA	369,397	01/28/28	0.20%	1D OBFR01	Monthly	26,744
Campbell’s Co.	Bank of America N.A.	58,991	02/15/28	0.20%	1D OBFR01	Monthly	864
Campbell’s Co.	UBS AG	987,653	04/18/28	0.20%	1D OBFR01	Monthly	(1,542)
Camtek Ltd.	Bank of America N.A.	2,527,461	02/15/28	0.00%	1D OBFR01	Monthly	6,843
Camtek Ltd.	Barclays Bank PLC	499,174	02/16/27	0.20%	1D OBFR01	Monthly	11,909
Camtek Ltd.	BNP Paribas SA	2,173,453	01/28/28	0.20%	1D OBFR01	Monthly	149,739
Camurus AB	Bank of America N.A.	252,666	02/15/28	0.26%	1D STIBOR	Monthly	(2,164)
Camurus AB	UBS AG	8,531	01/03/31	0.25%	TN STIBOR	Monthly	(73)
Canadian Apartment Properties REIT	UBS AG	2,571,115	04/18/28	0.25%	1D CORRA	Monthly	(22,297)
Canadian Imperial Bank of Commerce	Morgan Stanley & Co. International PLC	11,834,790	01/04/27	0.20%	CABROVER	Monthly	160,591
Canadian National Railway Co.	BNP Paribas SA	56,052,232	08/17/26	0.20%	CABROVER	Monthly	594,049
Canadian National Railway Co.	BNP Paribas SA	76,910	01/17/28	0.20%	CABROVER	Monthly	815
Canadian National Railway Co.	Morgan Stanley & Co. International PLC	18,934,687	01/06/27	0.20%	CABROVER	Monthly	227,570
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Canadian National Railway Co.	UBS AG	$ 2,109,812	09/04/29	0.25%	1D CORRA	Monthly	$ 22,360
Canadian Natural Resources Ltd.	Goldman Sachs Bank USA	7,507,152	08/18/26	0.20%	1D CORRA	Monthly	358,472
Canadian Pacific Kansas City Ltd.	Bank of America N.A.	179,736	02/15/28	0.20%	CABROVER	Monthly	10,909
Canadian Pacific Kansas City Ltd.	Morgan Stanley & Co. International PLC	48,728,527	01/04/27	0.20%	CABROVER	Monthly	2,351,161
Canadian Pacific Kansas City Ltd.	Morgan Stanley & Co. International PLC	33,196,998	01/06/27	0.20%	CABROVER	Monthly	1,624,188
Canadian Tire Corp. Ltd., Class A	Barclays Bank PLC	3,238,415	02/23/27	0.15%	CABROVER	Monthly	(10,945)
Canadian Tire Corp. Ltd., Class A	Morgan Stanley & Co. International PLC	305,080	01/06/27	0.20%	CABROVER	Monthly	(3,291)
Canadian Utilities Ltd., Class A	BNP Paribas SA	1,194,750	08/17/26	0.20%	CABROVER	Monthly	2,302
CANCOM SE	Bank of America N.A.	53,739	02/15/28	0.26%	1D ESTR	Monthly	(76)
CANCOM SE	Barclays Bank PLC	50,333	02/19/27	0.26%	1D ESTR	Monthly	(2,659)
Canon, Inc.	SG Americas Securities LLC	7,317,173	12/08/27	0.25%	1D P TONA	Monthly	(782,629)
Capcom Co. Ltd.	Barclays Bank PLC	4,470	01/20/27	0.15%	1D P TONA	Monthly	(247)
Capgemini SE	Bank of America N.A.	1,205,378	02/15/28	0.26%	1D ESTR	Monthly	(25,579)
Capgemini SE	Barclays Bank PLC	77,553	02/19/27	0.26%	1D ESTR	Monthly	(2,272)
Capgemini SE	Morgan Stanley & Co. International PLC	3,535,413	01/06/27	0.26%	1D ESTR	Monthly	(92,334)
Capgemini SE	UBS AG	464,602	01/03/31	0.26%	1D ESTR	Monthly	(11,703)
Capgemini SE	UBS AG	13,307,325	01/20/31	0.26%	1D ESTR	Monthly	(307,758)
Capital One Financial Corp.	BNP Paribas SA	14,845,551	05/17/27	0.20%	1D OBFR01	Monthly	(854,252)
Capital Power Corp.	Bank of America N.A.	332,511	02/15/28	0.20%	CABROVER	Monthly	(14,391)
Capital Power Corp.	Barclays Bank PLC	45,838	02/16/27	0.15%	CABROVER	Monthly	(99)
CapitaLand Ascendas REIT	SG Americas Securities LLC	3,503,285	12/08/27	0.02%	SORA	Monthly	(85,208)
CapitaLand Integrated Commercial Trust	Barclays Bank PLC	6,781,831	02/22/27	0.00%	SORA	Monthly	(254,645)
Capitaland Investment Ltd.	BNP Paribas SA	222,230	04/10/28	0.30%	SORA	Monthly	(5,330)
Capitaland Investment Ltd.	UBS AG	239,324	01/03/31	0.25%	SORA	Monthly	(2,686)
Capitol Federal Financial, Inc.	UBS AG	140,291	04/21/28	0.20%	1D OBFR01	Monthly	1,851
Capricorn Metals Ltd.	Bank of America N.A.	59,754	02/15/28	0.25%	1D AONIA	Monthly	(2,975)
Capricorn Metals Ltd.	Barclays Bank PLC	141,764	01/20/27	0.16%	1D AONIA	Monthly	(4,684)
Capstone Mining Corp.	Morgan Stanley & Co. International PLC	8,243,484	01/04/27	0.20%	CABROVER	Monthly	(431,213)
Capstone Mining Corp.	Morgan Stanley & Co. International PLC	6,005,493	01/06/27	0.20%	CABROVER	Monthly	(396,162)
Cardinal Energy Ltd.	Morgan Stanley & Co. International PLC	1,991,332	01/04/27	0.20%	CABROVER	Monthly	102,942
Cardinal Health, Inc.	Barclays Bank PLC	24,639,774	12/23/26	0.20%	1D OBFR01	Monthly	(942,344)
Cardinal Health, Inc.	UBS AG	40,248	01/14/31	0.20%	1D OBFR01	Monthly	(3,601)
CareTrust REIT, Inc.	Bank of America N.A.	146,772	02/15/28	0.20%	1D OBFR01	Monthly	(965)
CareTrust REIT, Inc.	Barclays Bank PLC	325,418	02/16/27	0.20%	1D OBFR01	Monthly	18,665
Cargurus, Inc., Class A	UBS AG	34,210	01/14/31	0.20%	1D OBFR01	Monthly	572
Caris Life Sciences, Inc.	BNP Paribas SA	36,160	01/28/28	0.20%	1D OBFR01	Monthly	(3,366)
Carl Zeiss Meditec AG	JPMorgan Chase Bank N.A.	9,690,216	02/10/27	0.05%	1D ESTR	Monthly	346,159
Carl Zeiss Meditec AG	UBS AG	883,859	04/24/28	0.26%	1D ESTR	Monthly	(32,595)
Carlyle Group, Inc.	Bank of America N.A.	317,011	02/15/28	0.20%	1D OBFR01	Monthly	15,604
Carmila SA	Morgan Stanley & Co. International PLC	1,770,463	01/04/27	0.26%	1D ESTR	Monthly	(66,292)
Carnival Corp.	SG Americas Securities LLC	25,802,937	12/08/27	0.20%	1D OBFR01	Monthly	(1,345,474)
Carnival PLC	Barclays Bank PLC	5,496,659	12/10/26	0.25%	1D SONIA	Monthly	(191,919)
Carnival PLC	Barclays Bank PLC	4,986,480	08/18/27	0.25%	1D SONIA	Monthly	(168,916)
Carnival PLC	Morgan Stanley & Co. International PLC	441,883	01/04/27	0.25%	1D SONIA	Monthly	(15,429)
Carnival PLC	SG Americas Securities LLC	4,204,660	12/08/27	0.25%	1D SONIA	Monthly	(247,830)
Carpenter Technology Corp.	Bank of America N.A.	1,770,088	02/15/28	0.20%	1D OBFR01	Monthly	(1,622)
Carpenter Technology Corp.	Barclays Bank PLC	164,901	02/16/27	0.20%	1D OBFR01	Monthly	1,669
Carpenter Technology Corp.	BNP Paribas SA	1,273,532	01/28/28	0.20%	1D OBFR01	Monthly	(11,627)
Carpenter Technology Corp.	UBS AG	4,646,783	04/18/28	0.20%	1D OBFR01	Monthly	(5,095)
Carpenter Technology Corp.	UBS AG	477,110	01/14/31	0.20%	1D OBFR01	Monthly	(523)
Carrefour SA	UBS AG	69,654	01/03/31	0.26%	1D ESTR	Monthly	1,266

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Cascades, Inc.	Barclays Bank PLC	$ 1,439,661	12/23/26	0.20%	CABROVER	Monthly	$ (7,983)
Casella Waste Systems, Inc., Class A	Bank of America N.A.	76,158	02/15/28	0.20%	1D OBFR01	Monthly	(2,139)
Casella Waste Systems, Inc., Class A	Barclays Bank PLC	439,931	02/16/27	0.15%	1D OBFR01	Monthly	(8,653)
Casey S General Stores, Inc.	Bank of America N.A.	1,798,602	02/15/28	0.20%	1D OBFR01	Monthly	208,266
Castellum AB	Barclays Bank PLC	1,114,564	08/18/27	0.26%	1D STIBOR	Monthly	(47,139)
Castle Biosciences, Inc.	BNP Paribas SA	1,695,629	05/17/27	0.20%	1D OBFR01	Monthly	(8,953)
Castle Biosciences, Inc.	UBS AG	1,202,219	04/21/28	0.20%	1D OBFR01	Monthly	(6,348)
Catapult Sports Ltd.	Bank of America N.A.	61,471	02/15/28	0.25%	1D AONIA	Monthly	4,069
Catapult Sports Ltd.	UBS AG	8,179	01/03/31	0.15%	1D AONIA	Monthly	541
Caterpillar, Inc.	BNP Paribas SA	5,488,338	01/24/28	0.20%	1D OBFR01	Monthly	321,410
Cathay General Bancorp	BNP Paribas SA	458,371	01/28/28	0.20%	1D OBFR01	Monthly	23,207
CBL & Associates Properties, Inc.	BNP Paribas SA	2,345,967	05/17/27	0.20%	1D OBFR01	Monthly	149,672
CBL & Associates Properties, Inc.	SG Americas Securities LLC	762,086	12/08/27	0.20%	1D OBFR01	Monthly	61,464
Cboe Global Markets, Inc.	Bank of America N.A.	306,820	02/15/28	0.20%	1D OBFR01	Monthly	(4,929)
Cboe Global Markets, Inc.	UBS AG	173,844	01/14/31	0.20%	1D OBFR01	Monthly	(2,793)
CBRE Group, Inc., Class A	Barclays Bank PLC	8,973,551	12/23/26	0.20%	1D OBFR01	Monthly	(630,697)
CCC Intelligent Solutions Holdings, Inc.	Bank of America N.A.	2,363,579	02/15/28	0.20%	1D OBFR01	Monthly	(61,506)
CCC Intelligent Solutions Holdings, Inc.	BNP Paribas SA	1,100,963	01/28/28	0.20%	1D OBFR01	Monthly	(28,650)
CCC Intelligent Solutions Holdings, Inc.	UBS AG	497,576	01/14/31	0.20%	1D OBFR01	Monthly	15,876
CCL Industries, Inc., Class B	Morgan Stanley & Co. International PLC	23,136,640	01/04/27	0.20%	CABROVER	Monthly	(8,089)
CCL Industries, Inc., Class B	Morgan Stanley & Co. International PLC	5,130,406	01/06/27	0.20%	CABROVER	Monthly	(1,794)
CDW Corp.	Barclays Bank PLC	203,901	02/16/27	0.20%	1D OBFR01	Monthly	6,119
CDW Corp.	BNP Paribas SA	7,477,815	05/17/27	0.20%	1D OBFR01	Monthly	424,220
CECO Environmental Corp.	Barclays Bank PLC	502,400	12/23/26	0.20%	1D OBFR01	Monthly	5,459
CECO Environmental Corp.	Barclays Bank PLC	215,235	02/16/27	0.15%	1D OBFR01	Monthly	34,765
CECO Environmental Corp.	BNP Paribas SA	900,749	01/28/28	0.20%	1D OBFR01	Monthly	142,030
Celestica, Inc.	Morgan Stanley & Co. International PLC	3,209,133	01/04/27	0.20%	CABROVER	Monthly	46,172
Celldex Therapeutics, Inc.	Barclays Bank PLC	127,364	02/16/27	0.20%	1D OBFR01	Monthly	(4,952)
Cellnex Telecom SA	Bank of America N.A.	14,332,590	02/15/28	0.00%	1D ESTR	Monthly	(97,716)
Cellnex Telecom SA	Barclays Bank PLC	11,776,510	08/18/27	0.15%	1D ESTR	Monthly	113,830
Cellnex Telecom SA	Morgan Stanley & Co. International PLC	839,468	01/06/27	0.26%	1D ESTR	Monthly	6,035
Cembra Money Bank AG	Morgan Stanley & Co. International PLC	4,253,246	01/04/27	0.26%	SSARON	Monthly	(334,272)
Cencora, Inc.	Bank of America N.A.	442,071	02/15/28	0.20%	1D OBFR01	Monthly	(13,321)
Cencora, Inc.	Barclays Bank PLC	616,908	02/16/27	0.20%	1D OBFR01	Monthly	(580)
Cencora, Inc.	UBS AG	130,208	01/14/31	0.20%	1D OBFR01	Monthly	(3,924)
Centene Corp.	UBS AG	3,335,985	04/18/28	0.20%	1D OBFR01	Monthly	1,427,553
Central Automotive Products Ltd.	Barclays Bank PLC	123,905	01/20/27	0.00%	1D P TONA	Monthly	(1,679)
Central Garden & Pet Co., Class A	Barclays Bank PLC	3,395,810	12/23/26	0.20%	1D OBFR01	Monthly	(28,098)
Centrica PLC	Bank of America N.A.	105,645	02/15/28	0.25%	1D SONIA	Monthly	2,005
Centrica PLC	BNP Paribas SA	275,622	01/13/28	0.25%	1D SONIA	Monthly	5,230
Centrus Energy Corp., Class A	Barclays Bank PLC	1,755,526	02/16/27	0.20%	1D OBFR01	Monthly	(49,492)
Centrus Energy Corp., Class A	BNP Paribas SA	2,619,729	01/28/28	0.20%	1D OBFR01	Monthly	174,437
Centrus Energy Corp., Class A	UBS AG	755,662	01/14/31	0.20%	1D OBFR01	Monthly	(4)
Centuri Holdings, Inc.	BNP Paribas SA	1,152,487	01/28/28	0.20%	1D OBFR01	Monthly	159,602
Centuri Holdings, Inc.	Morgan Stanley & Co. International PLC	11,519,376	02/08/27	0.20%	1D FEDL01	Monthly	1,424,950
Centuri Holdings, Inc.	UBS AG	528,114	01/14/31	0.20%	1D OBFR01	Monthly	32,577
Century Aluminum Co.	Barclays Bank PLC	5,157,995	12/23/26	0.19%	1D OBFR01	Monthly	(294,555)
Century Communities, Inc.	Barclays Bank PLC	7,048,791	12/23/26	0.20%	1D OBFR01	Monthly	(861,494)
Century Communities, Inc.	Barclays Bank PLC	370,986	02/16/27	0.20%	1D OBFR01	Monthly	(45,341)
Century Communities, Inc.	SG Americas Securities LLC	342,122	12/08/27	0.20%	1D OBFR01	Monthly	(18,159)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Century Communities, Inc.	UBS AG	$ 71,407	01/14/31	0.20%	1D OBFR01	Monthly	$ (3,399)
Ceres Power Holdings PLC	Barclays Bank PLC	70,296	02/19/27	0.25%	1D SONIA	Monthly	20,575
Ceres Power Holdings PLC	BNP Paribas SA	49,483	01/13/28	0.00%	1D SONIA	Monthly	12,291
Certara, Inc.	BNP Paribas SA	65,436	01/28/28	0.20%	1D OBFR01	Monthly	(213)
CG oncology, Inc.	Bank of America N.A.	377,790	02/15/28	0.20%	1D OBFR01	Monthly	(5,247)
CG oncology, Inc.	BNP Paribas SA	271,293	01/28/28	0.20%	1D OBFR01	Monthly	(329)
CGI, Inc., Class A	Bank of America N.A.	1,021,188	02/15/28	0.20%	CABROVER	Monthly	(130,091)
CGI, Inc., Class A	Bank of America N.A.	38,793,906	02/15/28	0.20%	CABROVER	Monthly	(4,920,987)
CGI, Inc., Class A	BNP Paribas SA	91,812	01/17/28	0.20%	CABROVER	Monthly	(11,696)
CGI, Inc., Class A	Morgan Stanley & Co. International PLC	44,159,989	01/04/27	0.20%	CABROVER	Monthly	(6,517,418)
CGI, Inc., Class A	Morgan Stanley & Co. International PLC	9,422,076	01/06/27	0.20%	CABROVER	Monthly	(1,253,562)
CGN Mining Co. Ltd.	Bank of America N.A.	425,637	02/15/28	0.15%	HONIA	Monthly	(29,234)
CH Robinson Worldwide, Inc.	Bank of America N.A.	11,666,936	02/15/28	0.00%	1D OBFR01	Monthly	690,508
Challenger Ltd.	UBS AG	102,063	04/03/28	0.25%	1D AONIA	Monthly	3,842
Champion Iron Ltd.	UBS AG	129,613	04/03/28	0.25%	1D AONIA	Monthly	(6,725)
CHAPTERS Group AG	Barclays Bank PLC	140,486	02/19/27	0.26%	1D ESTR	Monthly	937
Charles Schwab Corp.	Bank of America N.A.	2,781,176	02/15/28	0.20%	1D OBFR01	Monthly	(148,358)
Charles Schwab Corp.	Barclays Bank PLC	2,753,409	02/16/27	0.20%	1D OBFR01	Monthly	(2,102)
Charles Schwab Corp.	BNP Paribas SA	3,018,252	01/28/28	0.20%	1D OBFR01	Monthly	(52,232)
Charles Schwab Corp.	SG Americas Securities LLC	42,020,525	12/08/27	0.20%	1D OBFR01	Monthly	(2,183,334)
Charles Schwab Corp.	UBS AG	5,280,976	01/14/31	0.20%	1D OBFR01	Monthly	52,289
Charter Hall Group	Bank of America N.A.	259,126	02/15/28	0.25%	1D AONIA	Monthly	(1,081)
Charter Hall Group	Barclays Bank PLC	532,204	01/20/27	0.00%	1D AONIA	Monthly	(2,021)
Charter Hall Group	BNP Paribas SA	62,863	01/14/28	0.25%	1D AONIA	Monthly	(262)
Charter Hall Group	Citibank N.A.	2,180,494	02/24/27	0.30%	1D AONIA	Monthly	(15,422)
Charter Hall Group	Citibank N.A.	5,785,716	02/24/27	0.30%	1D AONIA	Monthly	(24,210)
Charter Hall Retail REIT	Barclays Bank PLC	3,825,340	05/12/27	0.00%	1D AONIA	Monthly	50,247
Check Point Software Technologies Ltd.	UBS AG	37,312,364	04/18/28	0.20%	1D OBFR01	Monthly	(8,807,180)
Chefs’ Warehouse, Inc.	Bank of America N.A.	6,172,660	02/15/28	0.20%	1D OBFR01	Monthly	1,254,824
Chefs’ Warehouse, Inc.	Barclays Bank PLC	12,048,813	12/23/26	0.20%	1D OBFR01	Monthly	2,212,747
Chemed Corp.	Bank of America N.A.	345,891	02/15/28	0.20%	1D OBFR01	Monthly	43,391
Chemed Corp.	Morgan Stanley & Co. International PLC	3,978,525	02/08/27	0.20%	1D FEDL01	Monthly	552,611
Chemed Corp.	UBS AG	446,335	01/14/31	0.20%	1D OBFR01	Monthly	55,991
Chemring Group PLC	BNP Paribas SA	91,947	01/13/28	0.25%	1D SONIA	Monthly	(5,623)
Chemtrade Logistics Income Fund	Bank of America N.A.	2,936,668	02/15/28	0.20%	CABROVER	Monthly	326,934
Chemtrade Logistics Income Fund	Barclays Bank PLC	184,664	12/23/26	0.20%	CABROVER	Monthly	16,755
Chemtrade Logistics Income Fund	SG Americas Securities LLC	1,086,045	12/08/27	0.20%	CABROVER	Monthly	24,727
Cheniere Energy, Inc.	Barclays Bank PLC	5,770,127	02/16/27	0.20%	1D OBFR01	Monthly	391,503
Cheniere Energy, Inc.	BNP Paribas SA	19,133,523	05/17/27	0.20%	1D OBFR01	Monthly	1,356,300
Cheniere Energy, Inc.	BNP Paribas SA	1,716,631	01/24/28	0.20%	1D OBFR01	Monthly	121,685
Cheniere Energy, Inc.	BNP Paribas SA	7,867,334	01/28/28	0.20%	1D OBFR01	Monthly	557,684
Chery Automobile Co. Ltd., Class H	Bank of America N.A.	259,069	02/15/28	0.30%	HONIA	Monthly	(19,401)
Chery Automobile Co. Ltd., Class H	Barclays Bank PLC	245,356	01/20/27	0.00%	HONIA	Monthly	(32,730)
Chery Automobile Co. Ltd., Class H	BNP Paribas SA	400,938	01/14/28	0.30%	HONIA	Monthly	(39,399)
Chery Automobile Co. Ltd., Class H	UBS AG	273,153	01/04/30	0.25%	HONIA	Monthly	(19,410)
Chevron Corp.	Bank of America N.A.	492,470	02/15/28	0.00%	1D OBFR01	Monthly	2,790
Chevron Corp.	SG Americas Securities LLC	75,655,337	12/08/27	0.20%	1D OBFR01	Monthly	1,293,062
Chiba Bank Ltd.	Barclays Bank PLC	18,969,687	09/09/27	0.20%	1D P TONA	Monthly	1,065,662
Chiba Kogyo Bank Ltd.	Bank of America N.A.	54,357	03/15/28	0.25%	1D P TONA	Monthly	(2,028)
Chiba Kogyo Bank Ltd.	BNP Paribas SA	50,175	01/14/28	0.25%	1D TONA	Monthly	(1,872)
Chiba Kogyo Bank Ltd.	UBS AG	135,195	01/06/31	0.25%	1D P TONA	Monthly	(5,044)
China Gold International Resources Corp Ltd.	Bank of America N.A.	67,207	02/15/28	0.30%	HONIA	Monthly	(7,062)
China Merchants Port Holdings Co. Ltd.	Bank of America N.A.	189,978	02/15/28	0.30%	HONIA	Monthly	964
China Merchants Port Holdings Co. Ltd.	Bank of America N.A.	313,288	02/15/28	0.00%	HONIA	Monthly	8,885

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
China Merchants Port Holdings Co. Ltd.	BNP Paribas SA	$ 163,633	01/14/28	0.30%	HONIA	Monthly	$ 6,930
China Next-Gen Commerce and Supply Chain Ltd.	Bank of America N.A.	52,758	02/15/28	0.30%	HONIA	Monthly	(543)
China Next-Gen Commerce and Supply Chain Ltd.	UBS AG	46,218	01/04/30	0.25%	HONIA	Monthly	1,251
China Resources Land Ltd.	BNP Paribas SA	62,672	01/14/28	0.30%	HONIA	Monthly	4,552
China Resources Land Ltd.	UBS AG	117,510	01/04/30	0.25%	HONIA	Monthly	8,536
China Resources Power Holdings Co. Ltd.	UBS AG	125,344	01/04/30	0.25%	HONIA	Monthly	2,885
China Star Entertainment Ltd.	Barclays Bank PLC	84,877	01/20/27	0.15%	HONIA	Monthly	11,746
Chipotle Mexican Grill, Inc.	Bank of America N.A.	42,794	02/15/28	0.20%	1D OBFR01	Monthly	(1,530)
Chipotle Mexican Grill, Inc.	Barclays Bank PLC	913,878	02/23/27	0.20%	1D OBFR01	Monthly	(29,152)
Chipotle Mexican Grill, Inc.	Morgan Stanley & Co. International PLC	1,208,659	02/05/27	0.20%	1D FEDL01	Monthly	(7,860)
Chocoladefabriken Lindt & Spruengli AG	Bank of America N.A.	52,371	02/15/28	0.26%	SSARON	Monthly	(3,353)
Chocoladefabriken Lindt & Spruengli AG	BNP Paribas SA	2,044,737	01/19/28	0.26%	SSARON	Monthly	(84,028)
Chocoladefabriken Lindt & Spruengli AG	Citibank N.A.	22,266,875	07/06/26	0.15%	SSARON	Monthly	(184,389)
Chocoladefabriken Lindt & Spruengli AG	Citibank N.A.	18,945,741	02/24/27	0.12%	SSARON	Monthly	(147,443)
Chocoladefabriken Lindt & Spruengli AG	JPMorgan Chase Bank N.A.	2,286,402	02/10/27	0.05%	SSARON	Monthly	(288,929)
Chocoladefabriken Lindt & Spruengli AG	JPMorgan Chase Bank N.A.	3,955,615	02/10/27	0.05%	SSARON	Monthly	(499,866)
Chord Energy Corp.	UBS AG	8,464,024	04/18/28	0.20%	1D OBFR01	Monthly	1,022,981
Chow Sang Sang Holdings International Ltd.	UBS AG	102,286	04/24/29	0.25%	HONIA	Monthly	(3,287)
Christian Dior SE	Bank of America N.A.	135,215	02/15/28	0.26%	1D ESTR	Monthly	(9,455)
Christian Dior SE	Barclays Bank PLC	135,131	02/19/27	0.26%	1D ESTR	Monthly	(4,361)
Christian Dior SE	UBS AG	42,019	01/03/31	0.26%	1D ESTR	Monthly	(2,938)
Chuangxin Industries Holdings Ltd.	Bank of America N.A.	67,067	02/15/28	0.30%	HONIA	Monthly	(17,665)
Chuangxin Industries Holdings Ltd.	UBS AG	134,133	01/04/30	0.25%	HONIA	Monthly	(35,329)
Chugin Financial Group, Inc.	UBS AG	106,872	04/03/28	0.15%	1D P TONA	Monthly	2,934
Churchill Downs, Inc.	Citibank N.A.	4,808,986	02/24/28	0.20%	1D OBFR01	Monthly	651,544
Cie Financiere Richemont SA	BNP Paribas SA	243,366	01/14/28	0.26%	SSARON	Monthly	(5,389)
Cie Generale des Etablissements Michelin SCA	Bank of America N.A.	148,674	02/15/28	0.26%	1D ESTR	Monthly	1,048
Cie Generale des Etablissements Michelin SCA	UBS AG	59,714	01/03/31	0.26%	1D ESTR	Monthly	421
CIG Shanghai Co. Ltd., Class H	BNP Paribas SA	155,894	01/14/28	0.00%	HONIA	Monthly	(3,469)
Cigna Group	Barclays Bank PLC	386,503	02/16/27	0.20%	1D OBFR01	Monthly	22,343
Cigna Group	SG Americas Securities LLC	8,159,431	12/08/27	0.20%	1D OBFR01	Monthly	382,749
Cigna Group	UBS AG	495,891	01/14/31	0.20%	1D OBFR01	Monthly	40,520
Cimpress PLC	Bank of America N.A.	1,443,887	02/15/28	0.20%	1D OBFR01	Monthly	173,515
Cimpress PLC	Barclays Bank PLC	3,648,514	12/23/26	0.20%	1D OBFR01	Monthly	240,011
Cimpress PLC	Goldman Sachs Bank USA	594,486	08/19/26	0.20%	1D FEDL01	Monthly	71,441
Cimpress PLC	SG Americas Securities LLC	260,208	12/08/27	0.20%	1D OBFR01	Monthly	34,895
Cincinnati Financial Corp.	Bank of America N.A.	70,253	02/15/28	0.20%	1D OBFR01	Monthly	259
Cincinnati Financial Corp.	Barclays Bank PLC	868,761	02/16/27	0.20%	1D OBFR01	Monthly	(13,951)
Cincinnati Financial Corp.	BNP Paribas SA	516,873	01/28/28	0.20%	1D OBFR01	Monthly	1,903
Cintas Corp.	Barclays Bank PLC	358,926	02/16/27	0.15%	1D OBFR01	Monthly	103
Cintas Corp.	BNP Paribas SA	49,409	01/28/28	0.20%	1D OBFR01	Monthly	(490)
Cintas Corp.	UBS AG	319,746	01/14/31	0.20%	1D OBFR01	Monthly	(3,171)
Cipher Digital, Inc.	Bank of America N.A.	164,515	02/15/28	0.20%	1D OBFR01	Monthly	4,565
Circle Internet Group, Inc., Class A	Bank of America N.A.	197,899	02/15/28	0.20%	1D OBFR01	Monthly	(10,596)
Circle Internet Group, Inc., Class A	BNP Paribas SA	2,008,046	01/28/28	0.20%	1D OBFR01	Monthly	(278,599)
Circle Internet Group, Inc., Class A	UBS AG	46,218	01/14/31	0.20%	1D OBFR01	Monthly	(6,412)
Cirrus Logic, Inc.	Citibank N.A.	3,239,802	02/24/28	0.20%	1D OBFR01	Monthly	(129,867)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Cisco Systems, Inc.	Bank of America N.A.	$ 1,325,751	02/15/28	0.20%	1D OBFR01	Monthly	$ 115,649
Cisco Systems, Inc.	Barclays Bank PLC	9,818,193	02/16/27	0.20%	1D OBFR01	Monthly	185,868
Cisco Systems, Inc.	BNP Paribas SA	13,508,721	01/24/28	0.20%	1D OBFR01	Monthly	1,470,836
Cisco Systems, Inc.	BNP Paribas SA	10,342,929	01/28/28	0.20%	1D OBFR01	Monthly	1,098,506
Cisco Systems, Inc.	Goldman Sachs Bank USA	12,225,892	08/18/26	0.20%	1D FEDL01	Monthly	647,243
Cisco Systems, Inc.	UBS AG	5,332,645	01/14/31	0.20%	1D OBFR01	Monthly	591,797
Citigroup, Inc.	Bank of America N.A.	19,145,356	02/15/28	0.20%	1D OBFR01	Monthly	(539,367)
Citigroup, Inc.	Morgan Stanley & Co. International PLC	60,657,337	02/05/27	0.20%	1D FEDL01	Monthly	(818,240)
Citizens Financial Group, Inc.	Morgan Stanley & Co. International PLC	16,738,390	02/05/27	0.20%	1D FEDL01	Monthly	(25,679)
City Holding Co.	Goldman Sachs Bank USA	3,009,701	08/18/26	0.20%	1D FEDL01	Monthly	(66,776)
CK Asset Holdings Ltd.	Bank of America N.A.	247,788	02/15/28	0.30%	HONIA	Monthly	4,182
CK Asset Holdings Ltd.	BNP Paribas SA	492,175	09/07/26	0.30%	HONIA	Monthly	8,616
CK Asset Holdings Ltd.	BNP Paribas SA	123,894	01/14/28	0.30%	HONIA	Monthly	2,091
Ck Hutchison Holdings Ltd.	Barclays Bank PLC	12,208,267	09/09/27	0.00%	HONIA	Monthly	170,884
Ck Hutchison Holdings Ltd.	Morgan Stanley & Co. International PLC	10,396,585	01/06/27	0.30%	HONIA	Monthly	145,525
Ck Hutchison Holdings Ltd.	Morgan Stanley & Co. International PLC	8,815,480	01/11/27	0.30%	HONIA	Monthly	123,394
CKD Corp.	BNP Paribas SA	121,854	01/14/28	0.25%	1D TONA	Monthly	6,015
Clariant AG, Class N	Bank of America N.A.	163,883	02/15/28	0.26%	SSARON	Monthly	(2,161)
Clarivate PLC	Bank of America N.A.	96,879	02/15/28	0.20%	1D OBFR01	Monthly	15,235
Clean Harbors, Inc.	Barclays Bank PLC	273,960	02/16/27	0.15%	1D OBFR01	Monthly	7,452
Clean Harbors, Inc.	BNP Paribas SA	374,144	01/28/28	0.20%	1D OBFR01	Monthly	21,084
Clear Channel Outdoor Holdings, Inc.	Barclays Bank PLC	38,154	02/16/27	0.20%	1D OBFR01	Monthly	321
Clearwater Analytics Holdings, Inc., Class A	BNP Paribas SA	17,453	01/28/28	0.20%	1D OBFR01	Monthly	116
Cleveland-Cliffs, Inc.	UBS AG	13,646,711	04/18/28	0.20%	1D OBFR01	Monthly	762,860
Cloudflare, Inc., Class A	Bank of America N.A.	4,070,034	02/15/28	0.20%	1D OBFR01	Monthly	60,521
Cloudflare, Inc., Class A	Barclays Bank PLC	148,613	02/16/27	0.20%	1D OBFR01	Monthly	(1,854)
CME Group, Inc., Class A	Bank of America N.A.	693,558	02/15/28	0.20%	1D OBFR01	Monthly	(21,211)
CME Group, Inc., Class A	Barclays Bank PLC	183,140	02/16/27	0.20%	1D OBFR01	Monthly	1,353
CMS Energy Corp.	Bank of America N.A.	988,412	02/15/28	0.20%	1D OBFR01	Monthly	(9,440)
CMS Energy Corp.	Barclays Bank PLC	135,443	02/16/27	0.20%	1D OBFR01	Monthly	1,461
CMS Energy Corp.	SG Americas Securities LLC	12,105,570	12/08/27	0.20%	1D OBFR01	Monthly	(319,457)
CMS Energy Corp.	UBS AG	764,786	01/14/31	0.20%	1D OBFR01	Monthly	(2,988)
CNA Financial Corp.	Bank of America N.A.	56,548	02/15/28	0.20%	1D OBFR01	Monthly	942
CNA Financial Corp.	BNP Paribas SA	1,164,557	01/28/28	0.20%	1D OBFR01	Monthly	19,393
CNA Financial Corp.	UBS AG	524,829	01/14/31	0.20%	1D OBFR01	Monthly	8,740
CNB Financial Corp.	Bank of America N.A.	137,220	02/15/28	0.20%	1D OBFR01	Monthly	(540)
CNO Financial Group, Inc.	Morgan Stanley & Co. International PLC	23,327,409	02/08/27	0.20%	1D FEDL01	Monthly	525,173
CNX Resources Corp.	BNP Paribas SA	37,737	01/28/28	0.20%	1D OBFR01	Monthly	(422)
Cobram Estate Olives Ltd.	Barclays Bank PLC	366,782	01/20/27	0.30%	1D AONIA	Monthly	32,603
Cobram Estate Olives Ltd.	BNP Paribas SA	92,066	01/14/28	0.25%	1D AONIA	Monthly	9,310
Coca-Cola Bottlers Japan Holdings, Inc.	Bank of America N.A.	66,019	03/15/28	0.25%	1D P TONA	Monthly	(2,723)
Coca-Cola Bottlers Japan Holdings, Inc.	BNP Paribas SA	8,345,294	03/24/27	0.25%	1D TONA	Monthly	(332,898)
Coca-Cola Bottlers Japan Holdings, Inc.	BNP Paribas SA	18,212	01/14/28	0.25%	1D TONA	Monthly	(751)
Coca-Cola Bottlers Japan Holdings, Inc.	SG Americas Securities LLC	14,451,159	12/08/27	0.25%	1D P TONA	Monthly	(685,378)
Coca-Cola Bottlers Japan Holdings, Inc.	UBS AG	47,807	01/06/31	0.25%	1D P TONA	Monthly	(1,972)
Coca-Cola Co.	Morgan Stanley & Co. International PLC	449,450	02/05/27	0.20%	1D FEDL01	Monthly	12,478
Codan Ltd.	Bank of America N.A.	26,443	02/15/28	0.25%	1D AONIA	Monthly	6,861
Codan Ltd.	Barclays Bank PLC	49,344	01/20/27	0.00%	1D AONIA	Monthly	8,446
Coeur Mining, Inc.	Bank of America N.A.	2,702,442	02/15/28	0.20%	1D OBFR01	Monthly	(233,561)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Coeur Mining, Inc.	Bank of America N.A.	$ 322,744	02/15/28	0.20%	1D OBFR01	Monthly	$ (31,079)
Coeur Mining, Inc.	Barclays Bank PLC	739,476	02/16/27	0.15%	1D OBFR01	Monthly	(51,351)
Coeur Mining, Inc.	BNP Paribas SA	616,507	01/28/28	0.20%	1D OBFR01	Monthly	(59,367)
Coeur Mining, Inc.	BNP Paribas SA	2,587,672	01/28/28	0.20%	1D OBFR01	Monthly	(210,492)
Coeur Mining, Inc.	UBS AG	693,131	01/14/31	0.20%	1D OBFR01	Monthly	(59,905)
Coface SA	Barclays Bank PLC	106,938	02/19/27	0.26%	1D ESTR	Monthly	(1,071)
Cogeco, Inc.	Morgan Stanley & Co. International PLC	3,949,083	01/04/27	0.20%	CABROVER	Monthly	18,856
Cognex Corp.	Barclays Bank PLC	62,621	02/16/27	0.20%	1D OBFR01	Monthly	1,715
Cognex Corp.	Morgan Stanley & Co. International PLC	1,394,316	02/05/27	0.20%	1D FEDL01	Monthly	42,172
Cognizant Technology Solutions Corp., Class A	SG Americas Securities LLC	7,513,712	12/08/27	0.20%	1D OBFR01	Monthly	(930,149)
Cognyte Software Ltd.	Bank of America N.A.	96,725	02/15/28	0.20%	1D OBFR01	Monthly	(4,722)
Cognyte Software Ltd.	SG Americas Securities LLC	1,273,211	12/08/27	0.20%	1D OBFR01	Monthly	81,300
Cohen & Steers, Inc.	Barclays Bank PLC	2,502,152	12/23/26	0.15%	1D OBFR01	Monthly	72,149
Cohen & Steers, Inc.	BNP Paribas SA	229,285	01/28/28	0.20%	1D OBFR01	Monthly	14,129
Coherent Corp.	Morgan Stanley & Co. International PLC	2,324,664	02/05/27	0.20%	1D FEDL01	Monthly	(5,487)
Cohu, Inc.	Morgan Stanley & Co. International PLC	6,625,517	02/08/27	0.20%	1D FEDL01	Monthly	375,559
Coles Group Ltd.	SG Americas Securities LLC	12,859,777	12/08/27	0.30%	1D AONIA	Monthly	86,338
Coles Group Ltd.	UBS AG	13,746,318	09/03/29	0.25%	1D AONIA	Monthly	(316,883)
Colgate-Palmolive Co.	UBS AG	7,186,652	01/22/31	0.20%	1D OBFR01	Monthly	160,966
Collegium Pharmaceutical, Inc.	Barclays Bank PLC	1,819,413	12/23/26	0.20%	1D OBFR01	Monthly	39,143
Collins Foods Ltd.	Barclays Bank PLC	1,757,286	05/12/27	0.29%	1D AONIA	Monthly	(65,322)
Colonial SFL Socimi SA	Morgan Stanley & Co. International PLC	1,027,247	01/04/27	0.26%	1D ESTR	Monthly	(6,579)
Comcast Corp., Class A	Bank of America N.A.	96,560	02/15/28	0.20%	1D OBFR01	Monthly	(4,299)
Comcast Corp., Class A	Morgan Stanley & Co. International PLC	20,202,622	02/05/27	0.20%	1D FEDL01	Monthly	(1,338,842)
Comet Holding AG, Class N	UBS AG	222,900	01/07/31	0.26%	SSARON	Monthly	710
Comfort Systems USA, Inc.	SG Americas Securities LLC	18,573,398	12/08/27	0.20%	1D OBFR01	Monthly	3,837,166
ComfortDelGro Corp. Ltd.	Barclays Bank PLC	2,582,854	12/24/27	0.00%	SORA	Monthly	(64,782)
Commerce Bancshares, Inc.	UBS AG	73,771	01/22/31	0.20%	1D OBFR01	Monthly	2,141
Commonwealth Bank of Australia	Bank of America N.A.	57,348	02/15/28	0.25%	1D AONIA	Monthly	(37)
Commonwealth Bank of Australia	BNP Paribas SA	86,386	01/14/28	0.25%	1D AONIA	Monthly	(3,885)
Community Healthcare Trust, Inc.	Bank of America N.A.	49,625	02/15/28	0.20%	1D OBFR01	Monthly	(513)
Community Healthcare Trust, Inc.	UBS AG	75,325	01/14/31	0.20%	1D OBFR01	Monthly	(779)
Community Trust Bancorp, Inc.	SG Americas Securities LLC	1,526,933	12/08/27	0.20%	1D OBFR01	Monthly	17,362
Compass Group PLC	SG Americas Securities LLC	43,744,571	12/08/27	0.50%	1D SONIA	Monthly	(1,318,259)
Compass Group PLC	UBS AG	30,751,965	01/02/31	0.25%	1D OBFR01	Monthly	1,143,300
Compass Minerals International, Inc.	SG Americas Securities LLC	1,585,316	12/08/27	0.20%	1D OBFR01	Monthly	109,113
Computacenter PLC	Barclays Bank PLC	5,304,695	12/10/26	0.25%	1D SONIA	Monthly	416,326
Computacenter PLC	SG Americas Securities LLC	3,050,126	12/08/27	0.25%	1D SONIA	Monthly	514,196
Computershare Ltd.	Barclays Bank PLC	92,573	01/20/27	0.00%	1D AONIA	Monthly	1,214
Computershare Ltd.	Barclays Bank PLC	35,662,747	09/09/27	0.00%	1D AONIA	Monthly	467,543
Computershare Ltd.	BNP Paribas SA	1,170,271	01/21/28	0.25%	1D AONIA	Monthly	27,270
Computershare Ltd.	Goldman Sachs Bank USA	1,828,469	08/19/26	0.30%	1D AONIA	Monthly	34,892
Computershare Ltd.	JPMorgan Chase Bank N.A.	2,100,720	02/10/27	0.25%	1D AONIA	Monthly	80,403
Computershare Ltd.	SG Americas Securities LLC	5,401,407	12/08/27	0.30%	1D AONIA	Monthly	206,734
Conagra Brands, Inc.	Bank of America N.A.	294,002	02/15/28	0.20%	1D OBFR01	Monthly	5,425
Conagra Brands, Inc.	Barclays Bank PLC	47,818,920	12/23/26	0.17%	1D OBFR01	Monthly	(487,842)
Conagra Brands, Inc.	UBS AG	525,881	01/14/31	0.20%	1D OBFR01	Monthly	9,704
Concentrix Corp.	BNP Paribas SA	165,110	01/28/28	0.20%	1D OBFR01	Monthly	(28,598)
Conduit Holdings Ltd.	Goldman Sachs Bank USA	102,658	08/19/26	0.25%	1D SONIA	Monthly	795
ConnectOne Bancorp, Inc.	Bank of America N.A.	18,858	02/15/28	0.20%	1D OBFR01	Monthly	544
ConocoPhillips	Bank of America N.A.	267,689	02/15/28	0.20%	1D OBFR01	Monthly	15,442
ConocoPhillips	Barclays Bank PLC	273,888	02/16/27	0.20%	1D OBFR01	Monthly	7,104
ConocoPhillips	Morgan Stanley & Co. International PLC	478,477	02/05/27	0.20%	1D FEDL01	Monthly	(10)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Constellation Brands, Inc., Class A	BNP Paribas SA	$ 10,415,744	05/17/27	0.20%	1D OBFR01	Monthly	$ (468,216)
Constellation Brands, Inc., Class A	UBS AG	86,599	01/14/31	0.20%	1D OBFR01	Monthly	(950)
Constellation Energy Corp.	Barclays Bank PLC	108,834	02/16/27	0.15%	1D OBFR01	Monthly	9,793
Constellation Software, Inc.	Bank of America N.A.	3,341,879	02/15/28	0.20%	CABROVER	Monthly	(200,229)
Constellium SE, Class A	SG Americas Securities LLC	20,656,016	12/08/27	0.20%	1D OBFR01	Monthly	1,716,566
Construction Partners, Inc., Class A	Bank of America N.A.	2,871,475	02/15/28	0.20%	1D OBFR01	Monthly	288,038
Construction Partners, Inc., Class A	Barclays Bank PLC	300,105	02/16/27	0.15%	1D OBFR01	Monthly	6,572
Construction Partners, Inc., Class A	UBS AG	458,039	01/14/31	0.20%	1D OBFR01	Monthly	10,879
Continental AG	Bank of America N.A.	17,269,265	02/15/28	0.00%	1D OBFR01	Monthly	263,300
Continental AG	UBS AG	11,530,382	04/18/28	0.26%	1D ESTR	Monthly	95,245
Cooper-Standard Holdings, Inc.	Morgan Stanley & Co. International PLC	110,940	02/08/27	0.20%	1D FEDL01	Monthly	(4,462)
Copart, Inc.	BNP Paribas SA	7,883,568	05/17/27	0.20%	1D OBFR01	Monthly	(59,080)
COPT Defense Properties	Barclays Bank PLC	7,580,038	12/23/26	0.20%	1D OBFR01	Monthly	(109,038)
Core & Main, Inc., Class A	UBS AG	205,756	01/14/31	0.20%	1D OBFR01	Monthly	(11,529)
Core Lithium Ltd.	Bank of America N.A.	131,872	02/15/28	0.25%	1D AONIA	Monthly	(14,697)
Core Lithium Ltd.	UBS AG	69,959	01/03/31	0.25%	1D AONIA	Monthly	1,747
CoreCivic, Inc.	Citibank N.A.	2,866,013	06/25/26	0.20%	1D OBFR01	Monthly	7,021
CoreWeave, Inc., Class A	UBS AG	230,528	01/22/31	0.20%	1D OBFR01	Monthly	3,051
Corning, Inc.	Bank of America N.A.	315,506	02/15/28	0.20%	1D OBFR01	Monthly	(7,556)
Corning, Inc.	Barclays Bank PLC	116,951	02/16/27	0.20%	1D OBFR01	Monthly	2,616
Corteva, Inc.	BNP Paribas SA	587,944	01/28/28	0.20%	1D OBFR01	Monthly	(2,241)
Corteva, Inc.	Citibank N.A.	16,571,375	02/24/28	0.20%	1D OBFR01	Monthly	346,673
Corteva, Inc.	JPMorgan Chase Bank N.A.	6,939,882	02/09/27	0.20%	1D OBFR01	Monthly	(243,838)
Corvus Pharmaceuticals, Inc.	Barclays Bank PLC	229,535	02/16/27	0.20%	1D OBFR01	Monthly	(6,333)
Cosmo Energy Holdings Co. Ltd.	Barclays Bank PLC	5,959,613	05/12/27	0.00%	1D P TONA	Monthly	(18,493)
Costain Group PLC	Morgan Stanley & Co. International PLC	91,266	01/04/27	0.25%	1D SONIA	Monthly	591
Costco Wholesale Corp.	Barclays Bank PLC	61,628	02/16/27	0.20%	1D OBFR01	Monthly	1,273
Costco Wholesale Corp.	BNP Paribas SA	356,480	01/28/28	0.20%	1D OBFR01	Monthly	10,780
Costco Wholesale Corp.	SG Americas Securities LLC	43,319,788	12/08/27	0.20%	1D OBFR01	Monthly	(174,871)
Coursera, Inc.	Barclays Bank PLC	2,454,511	12/23/26	0.20%	1D OBFR01	Monthly	(91,349)
Coursera, Inc.	BNP Paribas SA	1,582,666	05/17/27	0.20%	1D OBFR01	Monthly	(51,469)
Coursera, Inc.	SG Americas Securities LLC	393,664	12/08/27	0.20%	1D OBFR01	Monthly	29,899
Coursera, Inc.	UBS AG	1,713,027	04/21/28	0.20%	1D OBFR01	Monthly	(55,708)
Cousins Properties, Inc.	BNP Paribas SA	325,213	01/28/28	0.20%	1D OBFR01	Monthly	5,028
Covista, Inc.	Bank of America N.A.	10,237	02/15/28	0.20%	1D OBFR01	Monthly	248
Covista, Inc.	SG Americas Securities LLC	6,348,164	12/08/27	0.20%	1D OBFR01	Monthly	(149,558)
Covivio SA	UBS AG	2,392,025	04/18/28	0.26%	1D ESTR	Monthly	(91,748)
CRA International, Inc.	Bank of America N.A.	969,744	02/15/28	0.20%	1D OBFR01	Monthly	(19,728)
CRA International, Inc.	SG Americas Securities LLC	4,502,195	12/08/27	0.20%	1D OBFR01	Monthly	(236,806)
CRA International, Inc.	UBS AG	1,069,564	04/21/28	0.20%	1D OBFR01	Monthly	(21,759)
Cracker Barrel Old Country Store, Inc.	Barclays Bank PLC	1,258,017	12/23/26	0.15%	1D OBFR01	Monthly	30,864
Crane Co.	Bank of America N.A.	478,084	02/15/28	0.20%	1D OBFR01	Monthly	(31,626)
Crane Co.	Barclays Bank PLC	151,608	02/16/27	0.20%	1D OBFR01	Monthly	(1,604)
Crane Co.	UBS AG	3,753,491	04/18/28	0.20%	1D OBFR01	Monthly	(248,300)
Crane Co.	UBS AG	138,098	01/22/31	0.20%	1D OBFR01	Monthly	(2)
Crane NXT Co.	Barclays Bank PLC	120,601	02/16/27	0.20%	1D OBFR01	Monthly	(189)
Crane NXT Co.	BNP Paribas SA	619,392	01/28/28	0.20%	1D OBFR01	Monthly	(15,542)
Crane NXT Co.	Morgan Stanley & Co. International PLC	19,657,433	02/08/27	0.20%	1D FEDL01	Monthly	(21,421)
Crane NXT Co.	UBS AG	108,434	01/14/31	0.20%	1D OBFR01	Monthly	(2,721)
Craneware PLC	Barclays Bank PLC	531,398	12/10/26	0.25%	1D SONIA	Monthly	(696)
Craneware PLC	BNP Paribas SA	341,232	03/17/27	0.25%	1D SONIA	Monthly	12,535
CRE Logistics REIT, Inc.	Barclays Bank PLC	418,879	05/12/27	0.23%	1D P TONA	Monthly	(9,226)
Create SD Holdings Co. Ltd.	Bank of America N.A.	1,559,311	02/15/28	0.25%	1D P TONA	Monthly	(4,740)
Create SD Holdings Co. Ltd.	BNP Paribas SA	3,005,142	03/24/27	0.25%	1D TONA	Monthly	(9,134)
Credit Acceptance Corp.	Barclays Bank PLC	3,256,957	12/23/26	0.20%	1D OBFR01	Monthly	(135,099)
Credit Acceptance Corp.	Barclays Bank PLC	3,720,506	02/16/27	0.20%	1D OBFR01	Monthly	(154,327)
Credit Agricole SA	Barclays Bank PLC	9,740,193	08/18/27	0.26%	1D ESTR	Monthly	(356,772)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Credit Saison Co. Ltd.	BNP Paribas SA	$ 202,346	09/07/26	0.00%	1D TONA	Monthly	$ 2,625
Credito Emiliano SpA	Bank of America N.A.	251,172	02/15/28	0.26%	1D ESTR	Monthly	(7,585)
Credito Emiliano SpA	BNP Paribas SA	639,690	03/17/27	0.26%	1D ESTR	Monthly	(19,317)
Credito Emiliano SpA	Morgan Stanley & Co. International PLC	697,900	01/04/27	0.26%	1D ESTR	Monthly	(15,376)
Credito Emiliano SpA	UBS AG	132,777	04/24/28	0.26%	1D ESTR	Monthly	(4,010)
Credo Technology Group Holding Ltd.	Barclays Bank PLC	1,753,351	02/16/27	0.20%	1D OBFR01	Monthly	(143,236)
Credo Technology Group Holding Ltd.	BNP Paribas SA	7,027,644	01/28/28	0.20%	1D OBFR01	Monthly	(294,327)
Credo Technology Group Holding Ltd.	UBS AG	1,391,441	01/14/31	0.20%	1D OBFR01	Monthly	132,017
CRH PLC	Morgan Stanley & Co. International PLC	11,163,899	02/05/27	0.20%	1D FEDL01	Monthly	208,329
Crimson Wine Group Ltd.	Goldman Sachs Bank USA	4	08/19/26	0.20%	1D FEDL01	Monthly	—
Crinetics Pharmaceuticals, Inc.	Bank of America N.A.	192,010	02/15/28	0.20%	1D OBFR01	Monthly	(4,780)
CRISPR Therapeutics AG	Goldman Sachs Bank USA	1,332,214	08/18/26	0.20%	1D FEDL01	Monthly	(103,742)
Crombie Real Estate Investment Trust	Morgan Stanley & Co. International PLC	2,626,081	01/04/27	0.20%	CABROVER	Monthly	34,533
Crombie Real Estate Investment Trust	SG Americas Securities LLC	622,812	12/08/27	0.20%	CABROVER	Monthly	24,042
Crombie Real Estate Investment Trust	UBS AG	1,825,149	04/21/28	0.25%	1D CORRA	Monthly	49,777
Cromwell Property Group	Bank of America N.A.	287,755	02/15/28	0.25%	1D AONIA	Monthly	4,792
Cromwell Property Group	Barclays Bank PLC	126,616	01/20/27	0.15%	1D AONIA	Monthly	500
Cromwell Property Group	UBS AG	375,088	01/03/31	0.25%	1D AONIA	Monthly	6,246
Crowdstrike Holdings, Inc., Class A	Bank of America N.A.	211,747	02/15/28	0.20%	1D OBFR01	Monthly	17,814
Crowdstrike Holdings, Inc., Class A	BNP Paribas SA	9,756,416	01/24/28	0.20%	1D OBFR01	Monthly	820,786
Crown Castle, Inc.	Bank of America N.A.	522,343	02/15/28	0.20%	1D OBFR01	Monthly	19,215
Crown Castle, Inc.	Barclays Bank PLC	11,347,629	02/23/27	0.20%	1D OBFR01	Monthly	366,981
Crown Castle, Inc.	Morgan Stanley & Co. International PLC	351,414	02/05/27	0.20%	1D FEDL01	Monthly	9,921
Crown Holdings, Inc.	Bank of America N.A.	2,138,707	02/15/28	0.20%	1D OBFR01	Monthly	(134,166)
Crown Holdings, Inc.	Barclays Bank PLC	35,236,319	12/23/26	0.20%	1D OBFR01	Monthly	(1,234,724)
Crown Holdings, Inc.	UBS AG	592,733	01/14/31	0.20%	1D OBFR01	Monthly	(37,184)
CSG NV, Class A	Morgan Stanley & Co. International PLC	88,465,013	01/06/27	0.26%	1D ESTR	Monthly	(8,088,133)
CSG Systems International, Inc.	BNP Paribas SA	381,086	01/28/28	0.20%	1D OBFR01	Monthly	380
CSL Ltd.	BNP Paribas SA	143,357	01/14/28	0.25%	1D AONIA	Monthly	(14,465)
CSL Ltd.	Goldman Sachs Bank USA	4,962,498	08/19/26	0.30%	1D AONIA	Monthly	(319,495)
CSL Ltd.	UBS AG	8,467,082	09/03/29	0.25%	1D AONIA	Monthly	(807,933)
CSX Corp.	Bank of America N.A.	1,030,608	02/15/28	0.20%	1D OBFR01	Monthly	81,518
CSX Corp.	Barclays Bank PLC	7,785,387	02/23/27	0.20%	1D OBFR01	Monthly	130,564
CSX Corp.	SG Americas Securities LLC	7,320,519	12/08/27	0.20%	1D OBFR01	Monthly	571,536
CT Real Estate Investment Trust	Barclays Bank PLC	429,705	12/23/26	0.20%	CABROVER	Monthly	1,230
CT Real Estate Investment Trust	UBS AG	1,009,368	04/21/28	0.25%	1D CORRA	Monthly	(4,588)
CTS Corp.	Bank of America N.A.	120,752	02/15/28	0.20%	1D OBFR01	Monthly	5,668
CTS Corp.	Barclays Bank PLC	87,868	02/16/27	0.20%	1D OBFR01	Monthly	4,463
CTT-Correios de Portugal SA	Barclays Bank PLC	89,583	12/10/26	0.26%	1D ESTR	Monthly	(1,104)
CubeSmart	Bank of America N.A.	120,511	02/15/28	0.20%	1D OBFR01	Monthly	4,734
CubeSmart	Barclays Bank PLC	89,985	02/16/27	0.20%	1D OBFR01	Monthly	3,200
CubeSmart	BNP Paribas SA	443,874	01/28/28	0.20%	1D OBFR01	Monthly	17,436
CubeSmart	SG Americas Securities LLC	14,317,957	12/08/27	0.20%	1D OBFR01	Monthly	748,092
CubeSmart	UBS AG	11,301,070	04/18/28	0.20%	1D OBFR01	Monthly	443,919
CubeSmart	UBS AG	291,190	01/14/31	0.20%	1D OBFR01	Monthly	11,438
Cullen/Frost Bankers, Inc.	Barclays Bank PLC	331,401	02/16/27	0.20%	1D OBFR01	Monthly	4,402
Cullen/Frost Bankers, Inc.	BNP Paribas SA	150,815	01/28/28	0.20%	1D OBFR01	Monthly	3,101
Cummins, Inc.	Bank of America N.A.	126,307	02/15/28	0.20%	1D OBFR01	Monthly	14,606
Cummins, Inc.	Barclays Bank PLC	159,166	02/16/27	0.20%	1D OBFR01	Monthly	7,916
Cummins, Inc.	UBS AG	234,569	01/14/31	0.20%	1D OBFR01	Monthly	27,125
Cuorips, Inc.	Bank of America N.A.	140,590	03/15/28	0.25%	1D P TONA	Monthly	(6,962)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Cuorips, Inc.	Barclays Bank PLC	$ 90,447	01/20/27	0.15%	1D P TONA	Monthly	$ (4,236)
Cuorips, Inc.	UBS AG	145,125	01/06/31	0.15%	1D P TONA	Monthly	(7,186)
Currys PLC	SG Americas Securities LLC	1,728,138	12/08/27	0.25%	1D SONIA	Monthly	(118,737)
Currys PLC	UBS AG	2,160,187	04/24/28	0.25%	1D SONIA	Monthly	(134,809)
Curtiss-Wright Corp.	Bank of America N.A.	3,379,367	02/15/28	0.20%	1D OBFR01	Monthly	(54,204)
Curtiss-Wright Corp.	Bank of America N.A.	12,820,110	02/15/28	0.20%	1D OBFR01	Monthly	(102,819)
Curtiss-Wright Corp.	Barclays Bank PLC	953,357	02/16/27	0.20%	1D OBFR01	Monthly	12,431
Curtiss-Wright Corp.	SG Americas Securities LLC	24,860,452	12/08/27	0.20%	1D OBFR01	Monthly	(298,751)
Curtiss-Wright Corp.	UBS AG	1,416,304	01/14/31	0.20%	1D OBFR01	Monthly	(22,717)
CVB Financial Corp.	Citibank N.A.	6,562,440	06/25/26	0.20%	1D OBFR01	Monthly	—
CVS Group PLC	Bank of America N.A.	54,586	02/15/28	0.25%	1D SONIA	Monthly	(2,348)
CVS Health Corp.	Barclays Bank PLC	595,619	02/16/27	0.20%	1D OBFR01	Monthly	53,460
CVS Health Corp.	BNP Paribas SA	167,603	01/28/28	0.20%	1D OBFR01	Monthly	18,551
CyberAgent, Inc.	BNP Paribas SA	24,814,258	09/07/26	0.25%	1D TONA	Monthly	(1,010,513)
CyberAgent, Inc.	Citibank N.A.	11,222,415	02/24/27	0.25%	1D P TONA	Monthly	(567,071)
CyberAgent, Inc.	UBS AG	13,362,626	04/18/28	0.25%	1D P TONA	Monthly	(545,780)
Cytokinetics, Inc.	UBS AG	220,039	01/14/31	0.20%	1D OBFR01	Monthly	(6,123)
D.R. Horton, Inc.	Bank of America N.A.	137,278	02/15/28	0.20%	1D OBFR01	Monthly	9,196
D.R. Horton, Inc.	SG Americas Securities LLC	30,631,541	12/08/27	0.20%	1D OBFR01	Monthly	2,400,201
D/S Norden A/S	Barclays Bank PLC	6,896,304	02/19/27	0.28%	DESTR	Monthly	408,714
Dai Ichi Life Holdings, Inc.	SG Americas Securities LLC	21,458,322	12/08/27	0.25%	1D P TONA	Monthly	(1,145,532)
Dai Nippon Printing Co. Ltd.	BNP Paribas SA	45,392	01/14/28	0.25%	1D TONA	Monthly	66
Dai Nippon Printing Co. Ltd.	SG Americas Securities LLC	28,551,577	12/08/27	0.25%	1D P TONA	Monthly	373,424
Dai Nippon Printing Co. Ltd.	SG Americas Securities LLC	8,810,113	12/08/27	0.25%	1D P TONA	Monthly	90,325
Dai-Dan Co. Ltd.	BNP Paribas SA	64,284	01/14/28	0.25%	1D TONA	Monthly	1,798
Dai-Dan Co. Ltd.	Goldman Sachs Bank USA	422,246	08/19/26	0.25%	1D P TONA	Monthly	9,967
Daido Steel Co., Ltd.	Morgan Stanley & Co. International PLC	878,919	01/06/27	0.25%	1D P TONA	Monthly	(17,298)
Daifuku Co. Ltd.	Bank of America N.A.	7,436,349	03/15/28	0.25%	1D P TONA	Monthly	472,899
Daifuku Co. Ltd.	UBS AG	31,192,463	09/03/29	0.24%	1D P TONA	Monthly	2,044,740
Daihatsu Infinearth Mfg Co. Ltd.	Barclays Bank PLC	1,594,440	05/12/27	0.00%	1D P TONA	Monthly	227,087
Daihen Corp.	Barclays Bank PLC	4,262,061	05/12/27	0.00%	1D P TONA	Monthly	476,868
Daiichi Sankyo Co. Ltd.	SG Americas Securities LLC	3,804,891	12/08/27	0.25%	1D P TONA	Monthly	(388,760)
Daiichi Sankyo Co. Ltd.	UBS AG	17,461,784	09/03/29	0.25%	1D P TONA	Monthly	(1,781,370)
Daiichikosho Co. Ltd.	SG Americas Securities LLC	8,055,770	12/08/27	0.25%	1D P TONA	Monthly	(649,404)
Daikin Industries Ltd.	BNP Paribas SA	77,609	01/14/28	0.25%	1D TONA	Monthly	7,169
Daikin Industries Ltd.	SG Americas Securities LLC	17,040,752	12/08/27	0.25%	1D P TONA	Monthly	1,468,917
Daikin Industries Ltd.	UBS AG	25,870	01/06/31	0.25%	1D P TONA	Monthly	2,390
Daikokuya Holdings Co. Ltd.	UBS AG	111,565	04/03/28	0.25%	1D P TONA	Monthly	(14,512)
Daily Journal Corp.	Barclays Bank PLC	65,263	02/16/27	0.15%	1D OBFR01	Monthly	(225)
Daily Journal Corp.	BNP Paribas SA	311,996	01/28/28	0.20%	1D OBFR01	Monthly	(7,430)
Daimler Truck Holding AG	UBS AG	6,781,213	01/03/31	0.00%	1D ESTR	Monthly	137,353
Daishi Hokuetsu Financial Group, Inc.	Bank of America N.A.	299,445	03/15/28	0.25%	1D P TONA	Monthly	(8,933)
Daishi Hokuetsu Financial Group, Inc.	Barclays Bank PLC	188,560	01/20/27	0.00%	1D P TONA	Monthly	10,933
Daishi Hokuetsu Financial Group, Inc.	BNP Paribas SA	3,226,943	03/24/27	0.15%	1D TONA	Monthly	75,910
Daishi Hokuetsu Financial Group, Inc.	UBS AG	102,814	01/06/31	0.25%	1D P TONA	Monthly	(3,067)
Daiwa House Industry Co. Ltd.	Barclays Bank PLC	8,032,007	01/26/27	0.25%	1D P TONA	Monthly	(99,158)
Daiwa House Industry Co. Ltd.	Barclays Bank PLC	65,050,885	05/12/27	0.25%	1D P TONA	Monthly	(816,167)
Daiwa House Industry Co. Ltd.	SG Americas Securities LLC	74,746,000	12/08/27	0.25%	1D P TONA	Monthly	(4,046,010)
Daiwa House Industry Co. Ltd.	UBS AG	3,471,654	01/06/31	0.15%	1D P TONA	Monthly	(5,609)
Daiwa House REIT Investment Corp.	Citibank N.A.	1,305,540	02/24/27	0.19%	1D P TONA	Monthly	(5,079)
Daiwa Securities Group, Inc.	BNP Paribas SA	11,229,527	03/24/27	0.25%	1D TONA	Monthly	(672,998)
Daiwa Securities Group, Inc.	BNP Paribas SA	10,771,784	01/21/28	0.25%	1D TONA	Monthly	(670,838)
Daiwa Securities Group, Inc.	SG Americas Securities LLC	29,804,569	12/08/27	0.25%	1D P TONA	Monthly	(1,640,333)
Daiwa Securities Group, Inc.	UBS AG	13,787,036	09/03/29	0.17%	1D P TONA	Monthly	(797,281)
Daiwabo Holdings Co. Ltd.	SG Americas Securities LLC	13,237,111	12/08/27	0.25%	1D P TONA	Monthly	(184,119)
Dana, Inc.	Bank of America N.A.	37,280	02/15/28	0.20%	1D OBFR01	Monthly	1,138

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Dana, Inc.	Barclays Bank PLC	$ 4,872,628	12/23/26	0.20%	1D OBFR01	Monthly	$ (192,594)
Dana, Inc.	Barclays Bank PLC	294,037	02/16/27	0.20%	1D OBFR01	Monthly	(11,622)
Dana, Inc.	Citibank N.A.	9,849,619	06/25/26	0.20%	1D OBFR01	Monthly	(389,313)
Danaher Corp.	Bank of America N.A.	1,999,225	02/15/28	0.00%	1D OBFR01	Monthly	15,752
Danaher Corp.	Barclays Bank PLC	3,393,274	02/16/27	0.20%	1D OBFR01	Monthly	(72,141)
Danaher Corp.	BNP Paribas SA	1,901,454	01/28/28	0.20%	1D OBFR01	Monthly	(162,418)
Danaher Corp.	SG Americas Securities LLC	8,140,708	12/08/27	0.20%	1D OBFR01	Monthly	(715,357)
Danaher Corp.	UBS AG	1,522,125	01/14/31	0.20%	1D OBFR01	Monthly	(27,893)
Danieli & C Officine Meccaniche SpA	BNP Paribas SA	67,291	01/13/28	0.26%	1D ESTR	Monthly	2,095
Danone SA	Barclays Bank PLC	12,747,389	08/18/27	0.26%	1D ESTR	Monthly	(153,884)
Danone SA	UBS AG	16,205,461	04/18/28	0.26%	1D ESTR	Monthly	(257,094)
Danone SA	UBS AG	256,206	01/03/31	0.26%	1D ESTR	Monthly	(4,317)
Dassault Systemes SE	Citibank N.A.	12,318,867	07/06/26	0.26%	1D ESTR	Monthly	163,376
Dassault Systemes SE	Morgan Stanley & Co. International PLC	335,311	01/06/27	0.26%	1D ESTR	Monthly	1,769
Dassault Systemes SE	UBS AG	6,474,726	01/20/31	0.24%	1D ESTR	Monthly	386,622
Data#3 Ltd.	Bank of America N.A.	356,104	02/15/28	0.25%	1D AONIA	Monthly	60,563
Data#3 Ltd.	Barclays Bank PLC	114,248	01/20/27	0.00%	1D AONIA	Monthly	469
Data#3 Ltd.	BNP Paribas SA	1,311,691	03/22/27	0.25%	1D AONIA	Monthly	223,082
Data#3 Ltd.	Goldman Sachs Bank USA	657,192	08/19/26	0.30%	1D AONIA	Monthly	111,770
Datadog, Inc., Class A	Barclays Bank PLC	46,910	02/16/27	0.20%	1D OBFR01	Monthly	18
Datadog, Inc., Class A	Barclays Bank PLC	910,595	02/23/27	0.20%	1D OBFR01	Monthly	4,159
Dateline Resources Ltd.	BNP Paribas SA	50,321	01/14/28	0.00%	1D AONIA	Monthly	(3,187)
Dateline Resources Ltd.	UBS AG	45,844	01/03/31	0.25%	1D AONIA	Monthly	(7,277)
Dauch Corp.	BNP Paribas SA	6,064	01/28/28	0.20%	1D OBFR01	Monthly	(165)
Dauch Corp.	UBS AG	8,487,386	04/21/28	0.20%	1D OBFR01	Monthly	(231,343)
Dave & Buster’s Entertainment, Inc.	Barclays Bank PLC	3,438,034	12/23/26	0.20%	1D OBFR01	Monthly	(341,162)
Dave, Inc., Class A	Bank of America N.A.	2,915,837	02/15/28	0.20%	1D OBFR01	Monthly	459,831
Dave, Inc., Class A	BNP Paribas SA	376,050	01/28/28	0.20%	1D OBFR01	Monthly	68,654
DaVita, Inc.	Bank of America N.A.	54,214	02/15/28	0.20%	1D OBFR01	Monthly	3,964
DaVita, Inc.	Barclays Bank PLC	61,425	02/16/27	0.15%	1D OBFR01	Monthly	1,096
DaVita, Inc.	UBS AG	853,871	04/18/28	0.20%	1D OBFR01	Monthly	15,223
DaVita, Inc.	UBS AG	88,911	01/14/31	0.20%	1D OBFR01	Monthly	6,501
DBV Technologies SA	Bank of America N.A.	45,818	02/15/28	0.26%	1D ESTR	Monthly	175
DBV Technologies SA	Barclays Bank PLC	31,901	02/19/27	0.26%	1D ESTR	Monthly	2,874
DBV Technologies SA	UBS AG	93,302	01/03/31	0.00%	1D ESTR	Monthly	357
DCC PLC	Bank of America N.A.	249,417	02/15/28	0.25%	1D SONIA	Monthly	21,473
DCC PLC	BNP Paribas SA	508,064	01/13/28	0.25%	1D SONIA	Monthly	43,741
DCC PLC	UBS AG	6,501,851	09/03/29	0.25%	1D SONIA	Monthly	559,772
DCC PLC	UBS AG	213,063	01/03/31	0.25%	1D SONIA	Monthly	9,363
De’ Longhi SpA	Barclays Bank PLC	134,119	02/19/27	0.26%	1D ESTR	Monthly	(2,022)
De’ Longhi SpA	BNP Paribas SA	53,165	01/13/28	0.00%	1D ESTR	Monthly	(1,057)
Deere & Co.	Bank of America N.A.	398,458	02/15/28	0.20%	1D OBFR01	Monthly	9,142
Deere & Co.	UBS AG	247,379	01/14/31	0.20%	1D OBFR01	Monthly	5,676
Delek Group Ltd.	UBS AG	2,037,537	06/07/28	0.40%	SHIR	Monthly	1,198
Delek U.S. Holdings, Inc.	Barclays Bank PLC	13,134,843	12/23/26	0.20%	1D OBFR01	Monthly	2,385,125
Delek U.S. Holdings, Inc.	SG Americas Securities LLC	5,345,032	12/08/27	0.20%	1D OBFR01	Monthly	491,018
Delivery Hero SE	UBS AG	4,169,033	09/03/29	0.25%	1D ESTR	Monthly	438,158
Dell Technologies, Inc., Class C	Barclays Bank PLC	14,120,476	12/23/26	0.17%	1D OBFR01	Monthly	(360,492)
Denali Therapeutics, Inc.	Barclays Bank PLC	541,848	02/16/27	0.15%	1D OBFR01	Monthly	(36,220)
Denso Corp.	Barclays Bank PLC	2,684,914	01/26/27	0.00%	1D P TONA	Monthly	(76,654)
Denso Corp.	Barclays Bank PLC	7,642,718	05/12/27	0.00%	1D P TONA	Monthly	(218,198)
Denso Corp.	Barclays Bank PLC	41,958,061	09/09/27	0.00%	1D P TONA	Monthly	(1,179,359)
DENTSPLY SIRONA, Inc.	BNP Paribas SA	371,839	01/28/28	0.20%	1D OBFR01	Monthly	(9,257)
Dentsu Group, Inc.	BNP Paribas SA	801,495	01/21/28	0.25%	1D TONA	Monthly	(28,773)
Dentsu Group, Inc.	Citibank N.A.	13,568,458	02/24/27	0.22%	1D P TONA	Monthly	(453,058)
Dentsu Group, Inc.	JPMorgan Chase Bank N.A.	2,135,483	02/10/27	0.25%	1D P TONA	Monthly	32,697
Dentsu Group, Inc.	Morgan Stanley & Co. International PLC	6,403,181	01/07/27	0.25%	1D P TONA	Monthly	(213,806)
Dentsu Group, Inc.	SG Americas Securities LLC	11,141,261	12/08/27	0.25%	1D P TONA	Monthly	151,502
Descartes Systems Group, Inc.	Bank of America N.A.	10,389,909	02/15/28	0.20%	CABROVER	Monthly	(176,118)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Deterra Royalties Ltd.	Barclays Bank PLC	$ 470,465	05/12/27	0.00%	1D AONIA	Monthly	$ 6,226
Deutsche Bank AG, Class N	Barclays Bank PLC	451,806	02/19/27	0.26%	1D ESTR	Monthly	(22,121)
Deutsche Bank AG, Class N	BNP Paribas SA	262,051	01/13/28	0.26%	1D ESTR	Monthly	(14,866)
Deutsche Bank AG, Class N	UBS AG	50,689,581	04/18/28	0.24%	1D ESTR	Monthly	(3,244,783)
Deutsche Bank AG, Class N	UBS AG	27,018,460	09/03/29	0.20%	1D ESTR	Monthly	(1,639,818)
Deutsche Bank AG, Class N	UBS AG	440,840	01/03/31	0.26%	1D ESTR	Monthly	(26,597)
Deutsche Boerse AG, Class N	Barclays Bank PLC	15,189,811	08/18/27	0.26%	1D ESTR	Monthly	(156,416)
Deutsche Boerse AG, Class N	BNP Paribas SA	62,170	01/13/28	0.26%	1D ESTR	Monthly	1,337
Deutsche Boerse AG, Class N	BNP Paribas SA	2,843,891	01/19/28	0.26%	1D ESTR	Monthly	61,177
Deutsche Boerse AG, Class N	Morgan Stanley & Co. International PLC	305,621	01/06/27	0.26%	1D ESTR	Monthly	(6,800)
Deutsche Lufthansa AG	Bank of America N.A.	510,846	02/15/28	0.00%	1D ESTR	Monthly	13,474
Deutsche Post AG, Class N	BNP Paribas SA	19,393,100	01/19/28	0.26%	1D ESTR	Monthly	912,281
Deutsche Post AG, Class N	Citibank N.A.	23,707,581	07/06/26	0.26%	1D ESTR	Monthly	819,654
Deutsche Post AG, Class N	Goldman Sachs Bank USA	29,795,619	08/19/26	0.00%	1D ESTR	Monthly	1,158,194
Deutsche Telekom AG, Class N	BNP Paribas SA	374,077	01/13/28	0.00%	1D OBFR01	Monthly	(714)
Deutsche Telekom AG, Class N, Registered Shares	BNP Paribas SA	6,076,320	01/19/28	0.26%	1D ESTR	Monthly	(218,890)
Deutsche Telekom AG, Class N, Registered Shares	Citibank N.A.	13,837,937	06/25/26	0.18%	1D ESTR	Monthly	49,075
Deutsche Telekom AG, Class N, Registered Shares	Citibank N.A.	25,051,584	07/06/26	0.26%	1D ESTR	Monthly	78,473
Deutsche Telekom AG, Class N, Registered Shares	Goldman Sachs Bank USA	9,227,793	08/19/26	0.05%	1D ESTR	Monthly	(297,701)
Deutsche Telekom AG, Class N, Registered Shares	Goldman Sachs Bank USA	6,591,903	08/19/26	0.05%	1D ESTR	Monthly	(237,463)
Deutz AG	Barclays Bank PLC	103,586	02/19/27	0.26%	1D ESTR	Monthly	4,648
Devon Energy Corp.	Barclays Bank PLC	44,907,963	12/23/26	0.20%	1D OBFR01	Monthly	4,044,514
Devon Energy Corp.	Barclays Bank PLC	68,230	02/16/27	0.20%	1D OBFR01	Monthly	6,154
Dexcom, Inc.	UBS AG	2,981,244	04/18/28	0.20%	1D OBFR01	Monthly	(96,404)
Dexerials Corp.	Barclays Bank PLC	3,592,522	05/12/27	0.24%	1D P TONA	Monthly	(18,560)
Dexus	BNP Paribas SA	13,418,955	09/07/26	0.25%	1D AONIA	Monthly	500,542
Dexus	UBS AG	1,206,417	04/18/28	0.25%	1D AONIA	Monthly	22,619
DHT Holdings, Inc.	Morgan Stanley & Co. International PLC	4,611,565	02/08/27	0.20%	1D FEDL01	Monthly	156,922
Diamondback Energy, Inc.	Barclays Bank PLC	144,821	02/16/27	0.20%	1D OBFR01	Monthly	8,785
Diamondback Energy, Inc.	Barclays Bank PLC	1,251,683	02/23/27	0.20%	1D OBFR01	Monthly	69,284
Diamondback Energy, Inc.	BNP Paribas SA	137,172	01/28/28	0.20%	1D OBFR01	Monthly	14,583
Dianthus Therapeutics, Inc.	BNP Paribas SA	327,321	01/28/28	0.20%	1D OBFR01	Monthly	16,153
DIC Corp.	Bank of America N.A.	7,263,082	02/15/28	0.25%	1D P TONA	Monthly	(289,524)
DIC Corp.	Goldman Sachs Bank USA	2,897,126	08/19/26	0.25%	1D P TONA	Monthly	(115,486)
DIC Corp.	UBS AG	12,146,467	04/03/28	0.15%	1D P TONA	Monthly	(484,188)
DigiCo Infrastructure REIT	Goldman Sachs Bank USA	97,371	08/19/26	0.30%	1D AONIA	Monthly	25,642
Digital Realty Trust, Inc.	Bank of America N.A.	202,343	02/15/28	0.20%	1D OBFR01	Monthly	5,429
Digital Realty Trust, Inc.	Barclays Bank PLC	14,162,237	02/23/27	0.20%	1D OBFR01	Monthly	5,641
Digital Realty Trust, Inc.	Morgan Stanley & Co. International PLC	34,769,067	02/05/27	0.20%	1D FEDL01	Monthly	13,848
Digitalbridge Group, Inc., Class A	Bank of America N.A.	3,115,771	02/15/28	0.20%	1D OBFR01	Monthly	(5,996)
Diodes, Inc.	Barclays Bank PLC	104,437	12/23/26	0.20%	1D OBFR01	Monthly	6,357
Dios Fastigheter AB	Citibank N.A.	1,800,005	07/29/26	0.26%	TN STIBOR	Monthly	(115,466)
Diploma PLC	Bank of America N.A.	886,280	02/15/28	0.25%	1D SONIA	Monthly	42,037
Diploma PLC	Barclays Bank PLC	2,290,234	02/19/27	0.25%	1D SONIA	Monthly	(6,586)
Diploma PLC	BNP Paribas SA	5,726,081	03/22/27	0.25%	1D SONIA	Monthly	271,594
Diploma PLC	BNP Paribas SA	4,626,385	01/13/28	0.25%	1D SONIA	Monthly	219,434
Diploma PLC	UBS AG	397,581	01/03/31	0.25%	1D SONIA	Monthly	10,882
Diversified Energy Co	Bank of America N.A.	104,260	02/15/28	0.25%	1D SONIA	Monthly	4,329
Diversified Energy Co.	BNP Paribas SA	3,347,969	05/17/27	0.20%	1D OBFR01	Monthly	237,625
Diversified Healthcare Trust	UBS AG	261,472	01/14/31	0.20%	1D OBFR01	Monthly	(5,798)
DKS Co. Ltd.	Morgan Stanley & Co. International PLC	1,912,753	01/06/27	0.25%	1D P TONA	Monthly	121,187
DKSH Holding AG	BNP Paribas SA	69,815	01/14/28	0.00%	SSARON	Monthly	875

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
DKSH Holding AG	UBS AG	$ 50,145	01/07/31	0.26%	SSARON	Monthly	$ (219)
DMG Mori Co. Ltd.	Barclays Bank PLC	18,928,851	09/09/27	0.24%	1D P TONA	Monthly	1,429,272
DMG Mori Co. Ltd.	BNP Paribas SA	2,305,257	01/21/28	0.25%	1D TONA	Monthly	247,661
DMG Mori Co. Ltd.	SG Americas Securities LLC	12,824,573	12/08/27	0.25%	1D P TONA	Monthly	1,272,379
DNO ASA	Barclays Bank PLC	10,415,930	12/11/26	0.28%	NOWA	Monthly	808,021
DO & CO AG	Bank of America N.A.	1,401,073	02/15/28	0.26%	1D ESTR	Monthly	(70,746)
DO & CO AG	UBS AG	444,331	04/24/28	0.26%	1D ESTR	Monthly	(19,772)
Dolby Laboratories, Inc., Class A	Barclays Bank PLC	337,831	02/16/27	0.20%	1D OBFR01	Monthly	(4,110)
Dolby Laboratories, Inc., Class A	BNP Paribas SA	280,268	01/28/28	0.20%	1D OBFR01	Monthly	5,026
Dolby Laboratories, Inc., Class A	SG Americas Securities LLC	105,223	12/08/27	0.20%	1D OBFR01	Monthly	94
Dolby Laboratories, Inc., Class A	UBS AG	239,948	01/14/31	0.20%	1D OBFR01	Monthly	(2,887)
Dole PLC	SG Americas Securities LLC	2,924,826	12/08/27	0.20%	1D OBFR01	Monthly	9,666
Dollar General Corp.	Bank of America N.A.	81,119	02/15/28	0.20%	1D OBFR01	Monthly	(3,247)
Dollar General Corp.	Bank of America N.A.	257,950	02/15/28	0.20%	1D OBFR01	Monthly	(12,053)
Dollar General Corp.	UBS AG	20,593,496	04/18/28	0.20%	1D OBFR01	Monthly	(906,642)
Dollar Tree, Inc.	Bank of America N.A.	42,964	02/15/28	0.20%	1D OBFR01	Monthly	(1,789)
Dollar Tree, Inc.	BNP Paribas SA	22,901	01/28/28	0.20%	1D OBFR01	Monthly	(954)
Dollar Tree, Inc.	Citibank N.A.	18,107,659	02/24/28	0.20%	1D OBFR01	Monthly	(861,700)
Dollar Tree, Inc.	UBS AG	249,880	01/14/31	0.20%	1D OBFR01	Monthly	(10,407)
Dollarama, Inc.	Barclays Bank PLC	5,976,975	10/23/26	0.20%	CABROVER	Monthly	106,789
Dollarama, Inc.	Barclays Bank PLC	16,937,021	12/23/26	0.20%	CABROVER	Monthly	306,934
Dollarama, Inc.	Barclays Bank PLC	46,069	02/16/27	0.20%	CABROVER	Monthly	835
Dollarama, Inc.	Citibank N.A.	1,300,212	02/24/28	0.20%	1D CORRA	Monthly	23,563
Dominion Energy, Inc.	BNP Paribas SA	190,134	01/28/28	0.20%	1D OBFR01	Monthly	6,462
Dominion Energy, Inc.	UBS AG	235,796	01/14/31	0.20%	1D OBFR01	Monthly	8,014
Domino’s Pizza, Inc.	SG Americas Securities LLC	12,537,069	12/08/27	0.20%	1D OBFR01	Monthly	(1,226,916)
Donaldson Co., Inc.	Barclays Bank PLC	457,223	02/16/27	0.20%	1D OBFR01	Monthly	9,637
Donaldson Co., Inc.	Morgan Stanley & Co. International PLC	6,826,054	02/05/27	0.20%	1D FEDL01	Monthly	143,873
Donaldson Co., Inc.	UBS AG	113,748	01/14/31	0.20%	1D OBFR01	Monthly	(450)
Donegal Group, Inc., Class A	BNP Paribas SA	98,195	05/17/27	0.20%	1D OBFR01	Monthly	(2,169)
Donegal Group, Inc., Class A	UBS AG	104,748	01/14/31	0.20%	1D OBFR01	Monthly	(2,314)
DoorDash, Inc., Class A	BNP Paribas SA	111,560	01/28/28	0.20%	1D OBFR01	Monthly	(6,997)
dormakaba Holding AG	BNP Paribas SA	3,309,180	03/17/27	0.26%	SSARON	Monthly	(120,933)
dormakaba Holding AG	Morgan Stanley & Co. International PLC	339,138	01/04/27	0.26%	SSARON	Monthly	(9,340)
Doshisha Co. Ltd.	Morgan Stanley & Co. International PLC	102,098	01/06/27	0.25%	1D P TONA	Monthly	(1,864)
DoubleVerify Holdings, Inc.	Bank of America N.A.	150,380	02/15/28	0.20%	1D OBFR01	Monthly	6,699
DoubleVerify Holdings, Inc.	Barclays Bank PLC	48,176	02/16/27	0.20%	1D OBFR01	Monthly	1,348
DoubleVerify Holdings, Inc.	BNP Paribas SA	7,195,786	05/17/27	0.20%	1D OBFR01	Monthly	320,571
Douglas Dynamics, Inc.	SG Americas Securities LLC	101,672	12/08/27	0.20%	1D OBFR01	Monthly	(647)
Doutor Nichires Holdings Co. Ltd.	Bank of America N.A.	145,380	02/15/28	0.25%	1D P TONA	Monthly	(5,825)
Doutor Nichires Holdings Co. Ltd.	BNP Paribas SA	2,164,131	03/24/27	0.25%	1D TONA	Monthly	(86,717)
Doutor Nichires Holdings Co. Ltd.	SG Americas Securities LLC	3,838,804	12/08/27	0.25%	1D P TONA	Monthly	(369,380)
Dover Corp.	Bank of America N.A.	423,163	02/15/28	0.20%	1D OBFR01	Monthly	21,506
Dover Corp.	Barclays Bank PLC	331,172	02/16/27	0.15%	1D OBFR01	Monthly	15,688
Dover Corp.	Barclays Bank PLC	6,942,992	02/23/27	0.15%	1D OBFR01	Monthly	214,281
Dover Corp.	BNP Paribas SA	261,784	01/28/28	0.20%	1D OBFR01	Monthly	13,304
Dow, Inc.	Barclays Bank PLC	10,333,318	12/23/26	0.20%	1D OBFR01	Monthly	447,307
Downer EDI Ltd.	BNP Paribas SA	3,455,891	03/22/27	0.25%	1D AONIA	Monthly	(79,792)
Downer EDI Ltd.	UBS AG	1,103,401	04/03/28	0.25%	1D AONIA	Monthly	(25,476)
DPM Metals, Inc.	Bank of America N.A.	448,052	02/15/28	0.20%	CABROVER	Monthly	(60,132)
DPM Metals, Inc.	Barclays Bank PLC	4,113,966	10/23/26	0.20%	CABROVER	Monthly	(293,585)
Draegerwerk AG & Co KGaA	UBS AG	198,568	04/24/28	0.26%	1D ESTR	Monthly	(7,504)
DraftKings, Inc., Class A	Bank of America N.A.	1,613,265	02/15/28	0.20%	1D OBFR01	Monthly	(21,838)
DraftKings, Inc., Class A	Barclays Bank PLC	3,948,968	02/16/27	0.20%	1D OBFR01	Monthly	149,382
DraftKings, Inc., Class A	BNP Paribas SA	913,166	01/28/28	0.20%	1D OBFR01	Monthly	(12,361)
DraftKings, Inc., Class A	UBS AG	575,743	01/14/31	0.20%	1D OBFR01	Monthly	(10,210)
Drax Group PLC	BNP Paribas SA	61,421	01/13/28	0.00%	1D SONIA	Monthly	284
Dropbox, Inc., Class A	Bank of America N.A.	105,065	02/15/28	0.20%	1D OBFR01	Monthly	2,661
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Dropbox, Inc., Class A	Barclays Bank PLC	$ 17,004,176	12/23/26	0.20%	1D OBFR01	Monthly	$ (275,483)
Dropbox, Inc., Class A	Barclays Bank PLC	138,610	02/16/27	0.20%	1D OBFR01	Monthly	(2,246)
Dropbox, Inc., Class A	SG Americas Securities LLC	7,856,788	12/08/27	0.20%	1D OBFR01	Monthly	550,321
Dropbox, Inc., Class A	UBS AG	104,520	01/14/31	0.20%	1D OBFR01	Monthly	2,647
DSM-Firmenich AG	Goldman Sachs Bank USA	10,098,874	08/19/26	0.15%	1D ESTR	Monthly	(113,283)
DSM-Firmenich AG	UBS AG	6,832,975	04/18/28	0.26%	1D ESTR	Monthly	(23,748)
DSM-Firmenich AG	UBS AG	27,409,997	09/03/29	0.26%	1D ESTR	Monthly	(95,265)
DTE Energy, Co.	Bank of America N.A.	1,343,496	02/15/28	0.20%	1D OBFR01	Monthly	45,226
DTE Energy, Co.	BNP Paribas SA	40,270,756	01/24/28	0.20%	1D OBFR01	Monthly	1,408,044
DTE Energy, Co.	BNP Paribas SA	4,119,566	01/28/28	0.20%	1D OBFR01	Monthly	138,676
DTS Corp.	SG Americas Securities LLC	4,244,184	12/08/27	0.25%	1D P TONA	Monthly	(231,086)
DTS Corp.	UBS AG	1,789,377	04/03/28	0.25%	1D P TONA	Monthly	(119,099)
Ducommun, Inc.	Barclays Bank PLC	270,337	02/16/27	0.20%	1D OBFR01	Monthly	(2,231)
Ducommun, Inc.	SG Americas Securities LLC	2,507,794	12/08/27	0.20%	1D OBFR01	Monthly	68,804
Duerr AG	Bank of America N.A.	242,177	02/15/28	0.26%	1D ESTR	Monthly	(5,122)
Duerr AG	BNP Paribas SA	6,630,713	03/24/27	0.26%	1D ESTR	Monthly	(140,230)
Duerr AG	UBS AG	56,228	01/03/31	0.26%	1D ESTR	Monthly	(1,189)
Duke Energy Corp.	Bank of America N.A.	2,058,543	02/15/28	0.20%	1D OBFR01	Monthly	30,062
Duke Energy Corp.	Barclays Bank PLC	3,649,880	02/16/27	0.20%	1D OBFR01	Monthly	120,025
Duke Energy Corp.	BNP Paribas SA	24,360,080	05/17/27	0.20%	1D OBFR01	Monthly	368,683
Duke Energy Corp.	UBS AG	3,305,084	01/14/31	0.20%	1D OBFR01	Monthly	40,545
Dunelm Group PLC	BNP Paribas SA	1,712,838	03/17/27	0.25%	1D SONIA	Monthly	(193,906)
DuPont de Nemours, Inc.	BNP Paribas SA	7,491,588	05/17/27	0.20%	1D OBFR01	Monthly	(33,118)
Duskin Co. Ltd.	UBS AG	995,028	01/06/31	0.15%	1D P TONA	Monthly	(840)
DWS Group GmbH & Co KGaA	UBS AG	5,062,852	04/24/28	0.26%	1D ESTR	Monthly	115,921
DXC Technology Co.	Barclays Bank PLC	241,272	02/16/27	0.20%	1D OBFR01	Monthly	(28,230)
DXC Technology Co.	SG Americas Securities LLC	11,961,328	12/08/27	0.20%	1D OBFR01	Monthly	(1,291,333)
DXC Technology Co.	UBS AG	6,122,456	04/21/28	0.20%	1D OBFR01	Monthly	(635,029)
DXP Enterprises, Inc.	BNP Paribas SA	713,984	05/17/27	0.20%	1D OBFR01	Monthly	89,395
DXP Enterprises, Inc.	SG Americas Securities LLC	3,418,234	12/08/27	0.20%	1D OBFR01	Monthly	504,235
Dynatrace, Inc.	Bank of America N.A.	471,485	02/15/28	0.20%	1D OBFR01	Monthly	10,108
Dynatrace, Inc.	BNP Paribas SA	9,095,144	01/24/28	0.20%	1D OBFR01	Monthly	131,272
Dyne Therapeutics, Inc.	UBS AG	379,819	01/14/31	0.20%	1D OBFR01	Monthly	(12,778)
Dynex Capital, Inc.	Barclays Bank PLC	1,380,770	02/16/27	0.15%	1D OBFR01	Monthly	(16,032)
Dyno Nobel Ltd.	Bank of America N.A.	51,055	02/15/28	0.25%	1D AONIA	Monthly	1,566
E.ON SE, Class N	UBS AG	16,309,967	01/20/31	0.15%	1D ESTR	Monthly	(322,628)
Eagers Automotive Ltd.	Bank of America N.A.	48,697	02/15/28	0.25%	1D AONIA	Monthly	2,151
Eagers Automotive Ltd.	Barclays Bank PLC	51,032	01/20/27	0.15%	1D AONIA	Monthly	(323)
Eagers Automotive Ltd.	UBS AG	59,480	01/03/31	0.25%	1D AONIA	Monthly	2,628
Eagle Materials, Inc.	Barclays Bank PLC	62,854	02/16/27	0.15%	1D OBFR01	Monthly	1,860
Eagle Materials, Inc.	BNP Paribas SA	183,500	01/28/28	0.20%	1D OBFR01	Monthly	12,112
Earth Corp.	BNP Paribas SA	2,656,530	03/24/27	0.25%	1D TONA	Monthly	(73,322)
East Japan Railway Co.	Barclays Bank PLC	5,307,015	09/09/27	0.15%	1D P TONA	Monthly	(157,576)
East Japan Railway Co.	UBS AG	141,857	01/06/31	0.25%	1D P TONA	Monthly	(6,518)
Easterly Government Properties, Inc.	Bank of America N.A.	176,740	02/15/28	0.20%	1D OBFR01	Monthly	1,293
Easterly Government Properties, Inc.	Barclays Bank PLC	61,089	02/16/27	0.20%	1D OBFR01	Monthly	900
Easterly Government Properties, Inc.	Goldman Sachs Bank USA	635,436	08/18/26	0.20%	1D FEDL01	Monthly	848
Easterly Government Properties, Inc.	UBS AG	51,965	01/14/31	0.20%	1D OBFR01	Monthly	380
Eastern Bankshares, Inc.	Bank of America N.A.	158,223	02/15/28	0.20%	1D OBFR01	Monthly	(3,443)
Eastern Bankshares, Inc.	Barclays Bank PLC	301,624	02/16/27	0.15%	1D OBFR01	Monthly	(298)
Eastern Bankshares, Inc.	UBS AG	4,898,616	01/14/31	0.20%	1D OBFR01	Monthly	(106,595)
EastGroup Properties, Inc.	BNP Paribas SA	546,729	01/28/28	0.20%	1D OBFR01	Monthly	16,228
EastGroup Properties, Inc.	UBS AG	525,821	01/14/31	0.20%	1D OBFR01	Monthly	15,608
Eastman Chemical Co.	Bank of America N.A.	199,531	02/15/28	0.20%	1D OBFR01	Monthly	2,709
Eastman Chemical Co.	UBS AG	749,506	04/18/28	0.20%	1D OBFR01	Monthly	2,591
Eastman Kodak Co.	BNP Paribas SA	194,555	01/28/28	0.20%	1D OBFR01	Monthly	5,848
Eastroc Beverage Group Co. Ltd.	Bank of America N.A.	254,238	02/15/28	0.00%	HONIA	Monthly	(24,480)
Easy Smart Group Holdings Ltd.	Bank of America N.A.	861,384	02/15/28	0.30%	HONIA	Monthly	(175,136)
Easy Smart Group Holdings Ltd.	BNP Paribas SA	614,971	01/14/28	0.30%	HONIA	Monthly	(154,873)
Easy Smart Group Holdings Ltd.	UBS AG	2,058,776	01/04/30	0.25%	HONIA	Monthly	(499,120)
Eaton Corp PLC	Bank of America N.A.	329,085	02/15/28	0.20%	1D OBFR01	Monthly	31,612

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Eaton Corp PLC	BNP Paribas SA	$ 26,935,702	01/24/28	0.20%	1D OBFR01	Monthly	$ 2,550,547
eBay, Inc.	Barclays Bank PLC	189,817	02/16/27	0.20%	1D OBFR01	Monthly	(3,864)
eBay, Inc.	BNP Paribas SA	1,000	01/28/28	0.20%	1D OBFR01	Monthly	35
EBOS Group Ltd.	Bank of America N.A.	196,980	02/15/28	0.25%	1D AONIA	Monthly	(17,813)
EBOS Group Ltd.	Barclays Bank PLC	52,078	01/20/27	0.00%	1D AONIA	Monthly	(240)
EBOS Group Ltd.	Citibank N.A.	214,801	02/24/27	0.40%	1M BBR	Monthly	(2,198)
EBOS Group Ltd.	UBS AG	2,451	01/03/31	0.25%	1D AONIA	Monthly	(222)
EchoStar Corp., Class A	Barclays Bank PLC	558,084	02/23/27	0.15%	1D OBFR01	Monthly	3,558
Eckert & Ziegler SE	SG Americas Securities LLC	2,475,726	12/08/27	0.26%	1D ESTR	Monthly	75,946
Ecolab, Inc.	UBS AG	471,255	01/14/31	0.20%	1D OBFR01	Monthly	(17,029)
Edgewise Therapeutics, Inc.	BNP Paribas SA	270,396	01/28/28	0.20%	1D OBFR01	Monthly	(270)
EDION Corp.	SG Americas Securities LLC	3,588,004	12/08/27	0.25%	1D P TONA	Monthly	(224,943)
Edison International	BNP Paribas SA	7,387,864	05/17/27	0.20%	1D OBFR01	Monthly	(192,592)
EDP SA	Barclays Bank PLC	20,895,396	12/10/26	0.26%	1D ESTR	Monthly	789,900
EDP SA	Barclays Bank PLC	6,165,574	02/26/27	0.26%	1D ESTR	Monthly	233,075
EDP SA	Morgan Stanley & Co. International PLC	20,115,396	01/04/27	0.26%	1D ESTR	Monthly	760,414
EFG International AG, Class N	UBS AG	739,088	04/02/30	0.26%	SSARON	Monthly	(4,411)
Eiffage SA	UBS AG	26,324,309	01/20/31	0.26%	1D ESTR	Monthly	(329,145)
Eisai Co. Ltd.	BNP Paribas SA	305,228	09/07/26	0.25%	1D TONA	Monthly	(20,870)
Elastic NV	Bank of America N.A.	5,092,027	02/15/28	0.20%	1D OBFR01	Monthly	(115,752)
Elbit Systems Ltd.	UBS AG	110,782	04/21/28	0.20%	1D OBFR01	Monthly	(3,346)
Eldorado Gold Corp.	Bank of America N.A.	1,503,332	02/15/28	0.20%	CABROVER	Monthly	(165,335)
Eldorado Gold Corp.	Barclays Bank PLC	6,103,917	10/23/26	0.20%	CABROVER	Monthly	(151,985)
Eldorado Gold Corp.	Barclays Bank PLC	550,484	02/16/27	0.20%	CABROVER	Monthly	(16,168)
Elecnor SA	Barclays Bank PLC	3,307,576	12/10/26	0.26%	1D ESTR	Monthly	133,557
Electrolux AB, Class B	Bank of America N.A.	96,344	02/15/28	0.26%	1D STIBOR	Monthly	(16,697)
Electrolux AB, Class B	UBS AG	453,038	01/03/31	0.25%	TN STIBOR	Monthly	(58,923)
Electronic Arts, Inc.	Barclays Bank PLC	46,842	02/16/27	0.20%	1D OBFR01	Monthly	(95)
Electronic Arts, Inc.	BNP Paribas SA	541,431	01/28/28	0.20%	1D OBFR01	Monthly	(2,318)
Elekta AB, Class B	UBS AG	255,969	04/24/28	0.25%	TN STIBOR	Monthly	(494)
Element Fleet Management Corp.	BNP Paribas SA	115,453	01/17/28	0.20%	CABROVER	Monthly	(426)
Element Fleet Management Corp.	Morgan Stanley & Co. International PLC	6,753,523	01/04/27	0.20%	CABROVER	Monthly	(4,162)
Element Fleet Management Corp.	Morgan Stanley & Co. International PLC	5,664,243	01/06/27	0.20%	CABROVER	Monthly	(3,491)
Elemental Royalty Corp.	Barclays Bank PLC	77,145	02/16/27	0.20%	CABROVER	Monthly	(6,914)
Elemental Royalty Corp.	BNP Paribas SA	166,578	01/17/28	0.20%	CABROVER	Monthly	(25,198)
Elevance Health, Inc.	Goldman Sachs Bank USA	5,160,585	08/18/26	0.20%	1D FEDL01	Monthly	236,525
Eli Lilly & Co.	Bank of America N.A.	161,095	02/15/28	0.20%	1D OBFR01	Monthly	5,263
Elia Group SA/NV	BNP Paribas SA	309,368	01/31/28	0.25%	1D ESTR	Monthly	14,685
Elior Group SA	Morgan Stanley & Co. International PLC	88,893	01/04/27	0.26%	1D ESTR	Monthly	2,059
Elis SA	Bank of America N.A.	15,633	02/15/28	0.26%	1D ESTR	Monthly	65
Elis SA	Morgan Stanley & Co. International PLC	4,664,680	01/04/27	0.26%	1D ESTR	Monthly	31,626
Elisa OYJ	Morgan Stanley & Co. International PLC	3,504,328	01/04/27	0.26%	1D ESTR	Monthly	3,393
Elsight Ltd.	Bank of America N.A.	204,191	02/15/28	0.00%	1D AONIA	Monthly	(9,252)
Elsight Ltd.	BNP Paribas SA	58,723	01/14/28	0.25%	1D AONIA	Monthly	(2,176)
EMCOR Group, Inc.	Bank of America N.A.	1,428,876	02/15/28	0.00%	1D OBFR01	Monthly	83,396
EMCOR Group, Inc.	Barclays Bank PLC	1,969,400	02/16/27	0.20%	1D OBFR01	Monthly	72,524
EMCOR Group, Inc.	BNP Paribas SA	4,430,744	01/28/28	0.20%	1D OBFR01	Monthly	270,140
EMCOR Group, Inc.	UBS AG	315,027	01/14/31	0.20%	1D OBFR01	Monthly	34,508
Emerson Electric Co.	Bank of America N.A.	14,340,117	02/15/28	0.20%	1D OBFR01	Monthly	(29,702)
Emerson Electric Co.	BNP Paribas SA	38,776,717	01/24/28	0.20%	1D OBFR01	Monthly	(85,637)
Emerson Electric Co.	BNP Paribas SA	5,597,327	01/28/28	0.20%	1D OBFR01	Monthly	1,595
Emerson Electric Co.	UBS AG	16,012,149	04/18/28	0.20%	1D OBFR01	Monthly	(22,634)
Emerson Electric Co.	UBS AG	3,799,664	01/14/31	0.20%	1D OBFR01	Monthly	(6,521)
Emirates Integrated Telecommunications Co. PJSC	Goldman Sachs Bank USA	378,190	08/19/26	0.75%	1D FEDL01	Monthly	13,818
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Employers Holdings, Inc.	Barclays Bank PLC	$ 79,632	02/16/27	0.15%	1D OBFR01	Monthly	$ 1,112
Employers Holdings, Inc.	BNP Paribas SA	92,115	01/28/28	0.20%	1D OBFR01	Monthly	928
Employers Holdings, Inc.	UBS AG	145,033	01/14/31	0.20%	1D OBFR01	Monthly	1,461
EMS-Chemie Holding AG	Bank of America N.A.	4,387,406	02/15/28	0.15%	SSARON	Monthly	108,277
EMS-Chemie Holding AG	Barclays Bank PLC	1,767,057	11/09/26	0.26%	SSARON	Monthly	(2,540)
EMS-Chemie Holding AG	Morgan Stanley & Co. International PLC	4,268	01/06/27	0.26%	SSARON	Monthly	(6)
Enagas SA	Goldman Sachs Bank USA	39,317,265	08/19/26	0.15%	1D ESTR	Monthly	704,190
Enagas SA	JPMorgan Chase Bank N.A.	19,914,613	02/10/27	0.10%	1D ESTR	Monthly	105,679
Enagas SA	UBS AG	12,146,539	04/18/28	0.15%	1D ESTR	Monthly	(70,825)
Enagas SA	UBS AG	39,810,197	09/03/29	0.15%	1D ESTR	Monthly	211,257
Enbridge, Inc.	Morgan Stanley & Co. International PLC	11,028,591	01/06/27	0.20%	CABROVER	Monthly	676,273
Encompass Health Corp.	Bank of America N.A.	888,015	02/15/28	0.20%	1D OBFR01	Monthly	(44,215)
Encompass Health Corp.	Barclays Bank PLC	15,299,855	12/23/26	0.20%	1D OBFR01	Monthly	(324,955)
Encompass Health Corp.	Barclays Bank PLC	66,717	02/16/27	0.20%	1D OBFR01	Monthly	(1,417)
Encompass Health Corp.	BNP Paribas SA	100,188	01/28/28	0.20%	1D OBFR01	Monthly	(4,988)
Encore Capital Group, Inc.	Barclays Bank PLC	4,335,568	12/23/26	0.20%	1D OBFR01	Monthly	(33,267)
Encore Capital Group, Inc.	SG Americas Securities LLC	7,009,503	12/08/27	0.20%	1D OBFR01	Monthly	748,943
Endeavour Mining PLC	SG Americas Securities LLC	321,885	12/08/27	0.00%	1D SONIA	Monthly	1,507
Endesa SA	Bank of America N.A.	42,892	02/15/28	0.26%	1D ESTR	Monthly	1,391
Endesa SA	Barclays Bank PLC	10,913,103	08/18/27	0.26%	1D ESTR	Monthly	(49,627)
Enel SpA	Citibank N.A.	12,790,830	07/06/26	0.21%	1D ESTR	Monthly	137,630
ENEOS Holdings, Inc.	Bank of America N.A.	97,877,347	02/15/28	0.25%	1D P TONA	Monthly	(6,832,753)
ENEOS Holdings, Inc.	BNP Paribas SA	59,045,798	03/24/27	0.25%	1D TONA	Monthly	(3,814,855)
ENEOS Holdings, Inc.	UBS AG	64,590,057	09/03/29	0.25%	1D P TONA	Monthly	(4,508,990)
Energizer Holdings, Inc.	Goldman Sachs Bank USA	110,264	08/18/26	0.20%	1D FEDL01	Monthly	(2,437)
Enerpac Tool Group Corp., Class A	Bank of America N.A.	98,283	02/15/28	0.20%	1D OBFR01	Monthly	(529)
EnerSys	Barclays Bank PLC	7,179,603	02/23/27	0.20%	1D OBFR01	Monthly	396,459
Eni SpA	BNP Paribas SA	37,718,919	08/17/26	0.26%	1D ESTR	Monthly	1,256,456
Eni SpA	SG Americas Securities LLC	23,554,676	12/08/27	0.26%	1D ESTR	Monthly	640,057
Enlight Renewable Energy Ltd.	BNP Paribas SA	7,787,078	01/13/28	0.70%	SHIR	Monthly	460,106
Enliven Therapeutics, Inc.	BNP Paribas SA	362,072	01/28/28	0.20%	1D OBFR01	Monthly	(14,750)
Enliven Therapeutics, Inc.	UBS AG	97,650	04/21/28	0.20%	1D OBFR01	Monthly	(7,068)
Enova International, Inc.	SG Americas Securities LLC	13,563,819	12/08/27	0.20%	1D OBFR01	Monthly	2,023,256
Enovis Corp.	Barclays Bank PLC	3,748,069	12/23/26	0.20%	1D OBFR01	Monthly	(50,479)
Enphase Energy, Inc.	Bank of America N.A.	31,054	02/15/28	0.20%	1D OBFR01	Monthly	753
Enplas Corp.	UBS AG	53,208	01/06/31	0.25%	1D P TONA	Monthly	1,522
EnPro Industries, Inc.	BNP Paribas SA	43,844	01/28/28	0.20%	1D OBFR01	Monthly	4,262
EnPro Industries, Inc.	UBS AG	322,584	01/14/31	0.20%	1D OBFR01	Monthly	31,358
Entain PLC	Barclays Bank PLC	6,048,286	12/10/26	0.22%	1D SONIA	Monthly	(543,739)
Entegris, Inc.	Barclays Bank PLC	148,339	02/16/27	0.20%	1D OBFR01	Monthly	(3,425)
Entegris, Inc.	UBS AG	920,108	01/14/31	0.00%	1D OBFR01	Monthly	(7)
Entergy Corp.	UBS AG	145,642	01/14/31	0.20%	1D OBFR01	Monthly	3,750
Enterprise Financial Services Corp.	BNP Paribas SA	2,100,848	01/28/28	0.20%	1D OBFR01	Monthly	(363)
Enterprise Financial Services Corp.	SG Americas Securities LLC	1,053,934	12/08/27	0.20%	1D OBFR01	Monthly	(6,698)
Enterprise Financial Services Corp.	UBS AG	439,681	01/14/31	0.20%	1D OBFR01	Monthly	(76)
Envista Holdings Corp.	UBS AG	756,038	01/14/31	0.20%	1D OBFR01	Monthly	(33,920)
EOG Resources, Inc.	BNP Paribas SA	1,662,261	01/24/28	0.20%	1D OBFR01	Monthly	91,631
EOG Resources, Inc.	BNP Paribas SA	51,367	01/28/28	0.20%	1D OBFR01	Monthly	3,174
EOG Resources, Inc.	SG Americas Securities LLC	32,228,604	12/08/27	0.20%	1D OBFR01	Monthly	463,760
EPAM Systems, Inc.	UBS AG	328,100	04/18/28	0.20%	1D OBFR01	Monthly	(38,985)
EPAM Systems, Inc.	UBS AG	7,155,881	01/22/31	0.20%	1D OBFR01	Monthly	(805,591)
Epiroc AB, Class B	BNP Paribas SA	45,479	01/13/28	0.26%	1D STIBOR	Monthly	2,737
EPR Properties	Bank of America N.A.	318,325	02/15/28	0.20%	1D OBFR01	Monthly	(4,227)
EPR Properties	Morgan Stanley & Co. International PLC	12,471,688	02/08/27	0.20%	1D FEDL01	Monthly	6,535
EPR Properties	UBS AG	972,781	01/14/31	0.20%	1D OBFR01	Monthly	(9,835)
EQ Resources Ltd.	Bank of America N.A.	54,967	02/15/28	0.25%	1D AONIA	Monthly	(7,184)
EQ Resources Ltd.	BNP Paribas SA	293,373	01/14/28	0.25%	1D AONIA	Monthly	(38,345)
EQB, Inc.	BNP Paribas SA	25,846	01/17/28	0.20%	CABROVER	Monthly	1,290

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Equifax, Inc.	Bank of America N.A.	$ 293,541	02/15/28	0.20%	1D OBFR01	Monthly	$ (20,282)
Equifax, Inc.	BNP Paribas SA	15,792,865	01/24/28	0.20%	1D OBFR01	Monthly	(1,042,753)
Equifax, Inc.	Morgan Stanley & Co. International PLC	5,368,018	02/05/27	0.20%	1D FEDL01	Monthly	(141,817)
Equinix, Inc.	Barclays Bank PLC	507,049	02/16/27	0.20%	1D OBFR01	Monthly	(8,947)
Equinor ASA	Bank of America N.A.	16,740,430	02/15/28	0.00%	NOWA	Monthly	1,165,779
Equinor ASA	Barclays Bank PLC	2,196,414	08/18/27	0.15%	NOWA	Monthly	99,682
Equinox Gold Corp.	BNP Paribas SA	1,840,971	08/17/26	0.20%	CABROVER	Monthly	(81,176)
Equinox Gold Corp.	BNP Paribas SA	3,028,522	01/17/28	0.20%	CABROVER	Monthly	(176,611)
Equity LifeStyle Properties, Inc.	Bank of America N.A.	28,005	02/15/28	0.20%	1D OBFR01	Monthly	(474)
Equity LifeStyle Properties, Inc.	Barclays Bank PLC	322,015	02/16/27	0.15%	1D OBFR01	Monthly	2,409
Equity LifeStyle Properties, Inc.	BNP Paribas SA	85,239	01/28/28	0.20%	1D OBFR01	Monthly	(1,443)
Equity LifeStyle Properties, Inc.	UBS AG	731,292	01/14/31	0.20%	1D OBFR01	Monthly	(12,381)
ERO Copper Corp.	Barclays Bank PLC	2,763,675	10/23/26	0.20%	CABROVER	Monthly	(192,413)
Erste Group Bank AG	BNP Paribas SA	20,602,269	08/17/26	0.26%	1D ESTR	Monthly	(2,219,933)
Esab Corp.	Barclays Bank PLC	455,530	02/16/27	0.20%	1D OBFR01	Monthly	(24,518)
Esab Corp.	UBS AG	233,928	01/14/31	0.20%	1D OBFR01	Monthly	(16,260)
Esco Technologies, Inc.	Bank of America N.A.	324,316	02/15/28	0.20%	1D OBFR01	Monthly	17,128
Esco Technologies, Inc.	Barclays Bank PLC	2,944,859	12/23/26	0.20%	1D OBFR01	Monthly	122,624
Esco Technologies, Inc.	BNP Paribas SA	276,930	01/28/28	0.20%	1D OBFR01	Monthly	14,625
Esco Technologies, Inc.	UBS AG	91,387	01/14/31	0.20%	1D OBFR01	Monthly	4,826
Espey Mfg. & Electronics Corp.	Barclays Bank PLC	26,561	02/16/27	0.20%	1D OBFR01	Monthly	(190)
Espey Mfg. & Electronics Corp.	UBS AG	85,536	01/14/31	0.20%	1D OBFR01	Monthly	8,039
ESR-REIT	Barclays Bank PLC	4,551,018	12/24/27	0.00%	SORA	Monthly	(104,356)
Essent Group Ltd.	Bank of America N.A.	434,548	02/15/28	0.20%	1D OBFR01	Monthly	(2,072)
Essent Group Ltd.	BNP Paribas SA	363,053	01/28/28	0.20%	1D OBFR01	Monthly	(14,397)
Essent Group Ltd.	UBS AG	1,043,332	01/14/31	0.20%	1D OBFR01	Monthly	(43,784)
Essential Properties Realty Trust, Inc.	Barclays Bank PLC	66,277	02/16/27	0.20%	1D OBFR01	Monthly	(1,343)
Essential Properties Realty Trust, Inc.	BNP Paribas SA	520,825	01/28/28	0.20%	1D OBFR01	Monthly	(19,768)
Essential Utilities, Inc.	BNP Paribas SA	497,180	01/28/28	0.20%	1D OBFR01	Monthly	(4,897)
EssilorLuxottica SA	Bank of America N.A.	533,258	02/15/28	0.26%	1D ESTR	Monthly	(20,806)
EssilorLuxottica SA	Barclays Bank PLC	19,247,935	12/10/26	0.26%	1D ESTR	Monthly	(1,781,177)
EssilorLuxottica SA	Barclays Bank PLC	905,640	02/19/27	0.26%	1D ESTR	Monthly	(68,699)
EssilorLuxottica SA	Barclays Bank PLC	31,597,312	08/18/27	0.26%	1D ESTR	Monthly	(3,226,821)
EssilorLuxottica SA	Citibank N.A.	11,521,103	07/06/26	0.10%	1D ESTR	Monthly	(1,209,199)
EssilorLuxottica SA	Goldman Sachs Bank USA	27,960,527	08/19/26	0.10%	1D ESTR	Monthly	(4,160,828)
EssilorLuxottica SA	UBS AG	778,804	01/03/31	0.26%	1D ESTR	Monthly	(85,798)
Essity AB, Class B	Bank of America N.A.	86,545	02/15/28	0.15%	1D STIBOR	Monthly	(506)
Essity AB, Class B	Barclays Bank PLC	126,074	02/19/27	0.26%	1D STIBOR	Monthly	(206)
Essity AB, Class B	BNP Paribas SA	1,536,714	01/13/28	0.26%	1D STIBOR	Monthly	(22,298)
Establishment Labs Holdings, Inc.	Citibank N.A.	88,425	06/25/26	0.20%	1D OBFR01	Monthly	2,030
Etablissements Maurel et Prom SA	UBS AG	2,213,045	04/24/28	0.26%	1D ESTR	Monthly	130,704
Ethan Allen Interiors, Inc.	Bank of America N.A.	54,269	02/15/28	0.20%	1D OBFR01	Monthly	(2,648)
Ethan Allen Interiors, Inc.	Barclays Bank PLC	1,394,601	02/16/27	0.20%	1D OBFR01	Monthly	(80,079)
Ethan Allen Interiors, Inc.	BNP Paribas SA	1,202,608	01/28/28	0.20%	1D OBFR01	Monthly	(50,738)
Ethan Allen Interiors, Inc.	UBS AG	839,934	01/14/31	0.20%	1D OBFR01	Monthly	(35,437)
Etsy, Inc.	Morgan Stanley & Co. International PLC	5,754,619	02/05/27	0.20%	1D FEDL01	Monthly	(149,833)
Etsy, Inc.	SG Americas Securities LLC	8,921,524	12/08/27	0.20%	1D OBFR01	Monthly	1,710,275
Eurazeo SE	UBS AG	146,578	01/03/31	0.26%	1D ESTR	Monthly	(3,035)
Eurofins Scientific SE	Bank of America N.A.	6,822,766	02/15/28	0.00%	1D ESTR	Monthly	(973,927)
Eurofins Scientific SE	UBS AG	11,035,431	09/03/29	0.15%	1D ESTR	Monthly	(1,622,972)
Euronext NV	Barclays Bank PLC	188,956	02/19/27	0.26%	1D ESTR	Monthly	(3,989)
Evercore, Inc., Class A	BNP Paribas SA	2,840,690	01/24/28	0.20%	1D OBFR01	Monthly	(284,507)
Evercore, Inc., Class A	SG Americas Securities LLC	8,342,965	12/08/27	0.20%	1D OBFR01	Monthly	(137,540)
EverQuote, Inc., Class A	UBS AG	100,830	04/21/28	0.20%	1D OBFR01	Monthly	(12,133)
Eversource Energy	Bank of America N.A.	111,958	02/15/28	0.20%	1D OBFR01	Monthly	3,142
Eversource Energy	Barclays Bank PLC	267,194	02/16/27	0.20%	1D OBFR01	Monthly	14,545
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Everus Construction Group, Inc.	Morgan Stanley & Co. International PLC	$ 673,144	02/05/27	0.20%	1D FEDL01	Monthly	$ 66,954
Evolution AB	SG Americas Securities LLC	17,826,450	12/08/27	0.25%	1D STIBOR	Monthly	1,077,384
Evolution Metals & Technologies Corp.	BNP Paribas SA	210,073	01/28/28	0.20%	1D OBFR01	Monthly	41,541
Evolution Mining Ltd.	Barclays Bank PLC	4,122,502	05/12/27	0.29%	1D AONIA	Monthly	(287,258)
Evolution Mining Ltd.	UBS AG	17,389,308	09/03/29	0.25%	1D AONIA	Monthly	(2,563,736)
Evonik Industries AG	Barclays Bank PLC	4,624,950	02/26/27	0.26%	1D ESTR	Monthly	37,826
Evotec SE	Morgan Stanley & Co. International PLC	2,887,934	01/04/27	0.26%	1D ESTR	Monthly	(209,069)
Exelixis, Inc.	Barclays Bank PLC	12,088,612	12/23/26	0.20%	1D OBFR01	Monthly	(616,687)
Exelon Corp.	Barclays Bank PLC	79,246	02/16/27	0.20%	1D OBFR01	Monthly	225
Exelon Corp.	Citibank N.A.	652,359	02/24/28	0.20%	1D OBFR01	Monthly	1,849
EXEO Group, Inc.	Barclays Bank PLC	7,819,764	05/12/27	0.00%	1D P TONA	Monthly	133,687
ExlService Holdings, Inc.	Citibank N.A.	2,283,606	06/25/26	0.20%	1D OBFR01	Monthly	20,234
EXOR NV	Barclays Bank PLC	149,640	02/19/27	0.26%	1D ESTR	Monthly	736
EXOR NV	UBS AG	145,437	01/03/31	0.26%	1D ESTR	Monthly	(6,592)
Exosens SAS	Bank of America N.A.	281,699	02/15/28	0.26%	1D ESTR	Monthly	(6,250)
Exosens SAS	Barclays Bank PLC	88,137	02/19/27	0.26%	1D ESTR	Monthly	294
Exosens SAS	UBS AG	49,020	01/03/31	0.26%	1D ESTR	Monthly	770
eXp World Holdings, Inc.	Morgan Stanley & Co. International PLC	2,484,143	02/08/27	0.20%	1D FEDL01	Monthly	(117,930)
Expand Energy Corp.	Bank of America N.A.	1,245,343	02/15/28	0.20%	1D OBFR01	Monthly	73,618
Expand Energy Corp.	Barclays Bank PLC	72,463	02/16/27	0.20%	1D OBFR01	Monthly	4,354
Expand Energy Corp.	BNP Paribas SA	48,505	01/28/28	0.20%	1D OBFR01	Monthly	3,081
Expedia Group, Inc.	Morgan Stanley & Co. International PLC	21,952,539	02/05/27	0.20%	1D FEDL01	Monthly	(1,346,522)
Expeditors International of Washington, Inc.	Bank of America N.A.	20,166,833	02/15/28	0.20%	1D OBFR01	Monthly	541,908
Expeditors International of Washington, Inc.	Barclays Bank PLC	17,336,753	02/23/27	0.19%	1D OBFR01	Monthly	(64,236)
Expeditors International of Washington, Inc.	SG Americas Securities LLC	19,263,695	12/08/27	0.20%	1D OBFR01	Monthly	118,768
Experian PLC	Barclays Bank PLC	5,626,066	02/26/27	0.15%	1D SONIA	Monthly	(137,822)
Exponent, Inc.	Barclays Bank PLC	2,168,406	12/23/26	0.20%	1D OBFR01	Monthly	(21,504)
Exponent, Inc.	Barclays Bank PLC	616,875	02/16/27	0.20%	1D OBFR01	Monthly	(4,497)
Expro Group Holdings NV	Barclays Bank PLC	36,499	02/16/27	0.15%	1D OBFR01	Monthly	2,233
Extendicare, Inc.	Bank of America N.A.	74,087	02/15/28	0.20%	CABROVER	Monthly	976
Extendicare, Inc.	Barclays Bank PLC	944,597	02/16/27	0.20%	CABROVER	Monthly	54,663
Extendicare, Inc.	BNP Paribas SA	216,131	01/17/28	0.20%	CABROVER	Monthly	11,023
Extendicare, Inc.	Morgan Stanley & Co. International PLC	1,016,305	01/04/27	0.20%	CABROVER	Monthly	58,812
Extendicare, Inc.	UBS AG	2,120,782	04/21/28	0.25%	1D CORRA	Monthly	27,952
Extreme Networks, Inc.	Barclays Bank PLC	3,149,158	12/23/26	0.20%	1D OBFR01	Monthly	764,042
Exxon Mobil Corp.	Bank of America N.A.	507,630	02/15/28	0.00%	1D OBFR01	Monthly	(1,119)
Exxon Mobil Corp.	Morgan Stanley & Co. International PLC	11,524,210	02/05/27	0.20%	1D FEDL01	Monthly	382,350
EZCORP, Inc., Class A	Bank of America N.A.	2,605,258	02/15/28	0.20%	1D OBFR01	Monthly	307,442
EZCORP, Inc., Class A	Goldman Sachs Bank USA	2,381,576	08/19/26	0.20%	1D FEDL01	Monthly	281,045
F5, Inc.	BNP Paribas SA	10,160,087	01/24/28	0.20%	1D OBFR01	Monthly	842,796
Fabrinet	BNP Paribas SA	9,314,861	01/28/28	0.20%	1D OBFR01	Monthly	(12,151)
FACC AG	UBS AG	63,767	01/03/31	0.26%	1D ESTR	Monthly	(4,402)
FactSet Research Systems, Inc.	Bank of America N.A.	12,682,308	02/15/28	0.20%	1D OBFR01	Monthly	(166,318)
FactSet Research Systems, Inc.	UBS AG	595,884	04/18/28	0.15%	1D OBFR01	Monthly	(37,175)
Fagron	Barclays Bank PLC	1,864,190	12/10/26	0.26%	1D ESTR	Monthly	10,614
Fairfax Financial Holdings Ltd.	Bank of America N.A.	2,813,217	02/15/28	0.20%	CABROVER	Monthly	(53,016)
Fairfax Financial Holdings Ltd.	Bank of America N.A.	238,109	02/15/28	0.20%	CABROVER	Monthly	(4,487)
FANUC Corp.	SG Americas Securities LLC	17,468,508	12/08/27	0.25%	1D P TONA	Monthly	2,868,772
Faraday Copper Corp.	Bank of America N.A.	240,505	02/15/28	0.20%	CABROVER	Monthly	(15,392)
Faraday Copper Corp.	Barclays Bank PLC	46,474	02/16/27	0.20%	CABROVER	Monthly	(2,019)
Faraday Copper Corp.	BNP Paribas SA	81,765	01/17/28	0.20%	CABROVER	Monthly	(5,233)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Farmland Partners, Inc.	Citibank N.A.	$ 63,878	06/25/26	0.20%	1D OBFR01	Monthly	$ (4,270)
Fastenal Co.	Barclays Bank PLC	71,741	02/16/27	0.20%	1D OBFR01	Monthly	192
Fastenal Co.	UBS AG	177,600	01/14/31	0.20%	1D OBFR01	Monthly	2,120
Fastly, Inc., Class A	Barclays Bank PLC	90,130	02/16/27	0.20%	1D OBFR01	Monthly	233
Federal Agricultural Mortgage Corp., Class C	Barclays Bank PLC	4,488,769	12/23/26	0.17%	1D OBFR01	Monthly	7,959
Federal Signal Corp.	UBS AG	251,080	01/14/31	0.20%	1D OBFR01	Monthly	22,146
Federated Hermes, Inc., Class B	SG Americas Securities LLC	5,474,098	12/08/27	0.20%	1D OBFR01	Monthly	75,472
Federated Hermes, Inc., Class B	UBS AG	2,909,802	04/21/28	0.20%	1D OBFR01	Monthly	4,515
FedEx Corp.	Bank of America N.A.	677,656	02/15/28	0.20%	1D OBFR01	Monthly	71,290
FedEx Corp.	Barclays Bank PLC	219,220	02/16/27	0.20%	1D OBFR01	Monthly	9,860
FedEx Corp.	BNP Paribas SA	81,377	01/28/28	0.20%	1D OBFR01	Monthly	8,561
FedEx Corp.	Morgan Stanley & Co. International PLC	370,241	02/05/27	0.20%	1D FEDL01	Monthly	(2)
Fermi, Inc.	Barclays Bank PLC	2,274	02/16/27	0.15%	1D OBFR01	Monthly	(283)
Fermi, Inc.	UBS AG	37,015	01/14/31	0.20%	1D OBFR01	Monthly	(4,444)
Ferroglobe PLC	Citibank N.A.	94,715	06/25/26	0.20%	1D OBFR01	Monthly	(407)
Ferrotec Holdings Corp.	BNP Paribas SA	159,765	01/14/28	0.15%	1D TONA	Monthly	18,618
Ferrotec Holdings Corp.	UBS AG	2,323,524	01/06/31	0.15%	1D P TONA	Monthly	265,441
Fidelity National Information Services, Inc.	BNP Paribas SA	488,032	01/28/28	0.20%	1D OBFR01	Monthly	(18,079)
Fidelity National Information Services, Inc.	UBS AG	32,611,219	04/18/28	0.20%	1D OBFR01	Monthly	(1,072,115)
Fidelity National Information Services, Inc.	UBS AG	84,285	01/22/31	0.20%	1D OBFR01	Monthly	1,470
Figs, Inc., Class A	Barclays Bank PLC	294,874	02/16/27	0.20%	1D OBFR01	Monthly	(9,721)
Figs, Inc., Class A	BNP Paribas SA	2,636,769	01/28/28	0.20%	1D OBFR01	Monthly	(73,672)
Filtronic PLC	Bank of America N.A.	63,304	02/15/28	0.25%	1D SONIA	Monthly	6,893
Filtronic PLC	BNP Paribas SA	49,388	01/13/28	0.25%	1D SONIA	Monthly	17,361
Financial Institutions, Inc.	Bank of America N.A.	93,310	02/15/28	0.20%	1D OBFR01	Monthly	(572)
Financial Institutions, Inc.	BNP Paribas SA	99,172	01/28/28	0.20%	1D OBFR01	Monthly	(608)
Financial Institutions, Inc.	UBS AG	52,380	01/14/31	0.20%	1D OBFR01	Monthly	(321)
Financial Partners Group Co. Ltd.	BNP Paribas SA	94,436	01/14/28	0.25%	1D TONA	Monthly	(591)
Financial Partners Group Co. Ltd.	UBS AG	1,338,027	01/06/31	0.25%	1D P TONA	Monthly	(741)
Financiere de Tubize SA	BNP Paribas SA	729,987	01/31/28	0.15%	1D ESTR	Monthly	(99,015)
Fincantieri SpA	Morgan Stanley & Co. International PLC	1,655,173	01/06/27	0.26%	1D ESTR	Monthly	(111,105)
Fincantieri SpA	UBS AG	1,193,657	09/03/29	0.20%	1D ESTR	Monthly	(155,680)
Finning International, Inc.	Bank of America N.A.	656,140	02/15/28	0.20%	CABROVER	Monthly	77,757
Finning International, Inc.	Barclays Bank PLC	283,949	02/16/27	0.20%	CABROVER	Monthly	4,161
Finning International, Inc.	BNP Paribas SA	763,421	08/17/26	0.20%	CABROVER	Monthly	34,191
Finning International, Inc.	BNP Paribas SA	86,036	01/17/28	0.20%	CABROVER	Monthly	10,196
First Advantage Corp.	BNP Paribas SA	154,576	01/28/28	0.20%	1D OBFR01	Monthly	(3,447)
First Busey Corp.	Barclays Bank PLC	314,864	02/16/27	0.20%	1D OBFR01	Monthly	(1,197)
First Busey Corp.	BNP Paribas SA	2,530,517	01/28/28	0.20%	1D OBFR01	Monthly	(37,116)
First Busey Corp.	UBS AG	2,674,304	04/21/28	0.20%	1D OBFR01	Monthly	(37,667)
First Citizens BancShares, Inc., Class A	Bank of America N.A.	985,557	02/15/28	0.20%	1D OBFR01	Monthly	(1,582)
First Citizens BancShares, Inc., Class A	Barclays Bank PLC	734,460	02/16/27	0.20%	1D OBFR01	Monthly	(22,269)
First Citizens BancShares, Inc., Class A	UBS AG	706,542	01/14/31	0.20%	1D OBFR01	Monthly	(24,108)
First Financial Bancorp.	Barclays Bank PLC	134,531	02/16/27	0.15%	1D OBFR01	Monthly	5,696
First Financial Bancorp.	Morgan Stanley & Co. International PLC	115,724	02/08/27	0.20%	1D FEDL01	Monthly	(1,145)
First Financial Bancorp.	UBS AG	206,015	01/14/31	0.20%	1D OBFR01	Monthly	8,428
First Financial Bankshares, Inc.	SG Americas Securities LLC	4,716,611	12/08/27	0.20%	1D OBFR01	Monthly	160,193
First Financial Corp.	UBS AG	1,649,408	04/21/28	0.20%	1D OBFR01	Monthly	(18,625)
First Hawaiian, Inc.	Bank of America N.A.	382,336	02/15/28	0.20%	1D OBFR01	Monthly	12,296
First Hawaiian, Inc.	BNP Paribas SA	125,675	01/28/28	0.20%	1D OBFR01	Monthly	4,042
First Hawaiian, Inc.	UBS AG	3,081,738	04/21/28	0.20%	1D OBFR01	Monthly	91,771
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
First Hawaiian, Inc.	UBS AG	$ 137,991	01/14/31	0.20%	1D OBFR01	Monthly	$ 4,438
First Horizon Corp.	Bank of America N.A.	63,398	02/15/28	0.20%	1D OBFR01	Monthly	2,072
First Horizon Corp.	Bank of America N.A.	114,138	02/15/28	0.20%	1D OBFR01	Monthly	3,524
First International Bank Of Israel Ltd.	BNP Paribas SA	1,170,172	01/13/28	0.70%	SHIR	Monthly	(32,087)
First International Bank Of Israel Ltd.	UBS AG	1,358,335	01/13/31	0.40%	SHIR	Monthly	(37,247)
First Interstate BancSystem, Inc., Class A	Barclays Bank PLC	49,720	02/16/27	0.20%	1D OBFR01	Monthly	1,456
First Interstate BancSystem, Inc., Class A	UBS AG	2,593,988	04/21/28	0.20%	1D OBFR01	Monthly	108,115
First Interstate BancSystem, Inc., Class A	UBS AG	285,030	01/14/31	0.20%	1D OBFR01	Monthly	11,880
First Majestic Silver Corp.	Barclays Bank PLC	24,675,979	10/23/26	0.20%	CABROVER	Monthly	(1,418,449)
First Majestic Silver Corp.	Barclays Bank PLC	2,730,979	02/16/27	0.20%	CABROVER	Monthly	83,889
First Majestic Silver Corp.	Goldman Sachs Bank USA	10,255,241	08/18/26	0.20%	1D CORRA	Monthly	(674,241)
First Merchants Corp.	Bank of America N.A.	565,254	02/15/28	0.20%	1D OBFR01	Monthly	(1,116)
First Merchants Corp.	BNP Paribas SA	2,441,735	01/28/28	0.20%	1D OBFR01	Monthly	(4,821)
First Quantum Minerals Ltd.	Citibank N.A.	5,306,839	02/24/28	0.20%	1D CORRA	Monthly	(695,933)
First Quantum Minerals Ltd.	Morgan Stanley & Co. International PLC	14,380,120	01/04/27	0.20%	CABROVER	Monthly	(1,744,111)
First Quantum Minerals Ltd.	Morgan Stanley & Co. International PLC	14,416,964	01/06/27	0.20%	CABROVER	Monthly	(1,890,626)
First Solar, Inc.	BNP Paribas SA	6,974,301	05/17/27	0.20%	1D OBFR01	Monthly	239,027
First Solar, Inc.	BNP Paribas SA	55,827	01/28/28	0.20%	1D OBFR01	Monthly	1,913
First Watch Restaurant Group, Inc.	UBS AG	310,845	04/21/28	0.20%	1D OBFR01	Monthly	36,835
FirstEnergy Corp.	BNP Paribas SA	85,329	01/28/28	0.20%	1D OBFR01	Monthly	(3,547)
FirstEnergy Corp.	Morgan Stanley & Co. International PLC	10,525	02/05/27	0.20%	1D FEDL01	Monthly	(403)
FirstEnergy Corp.	UBS AG	494,480	01/14/31	0.20%	1D OBFR01	Monthly	(29,639)
Firstgroup PLC	Bank of America N.A.	785,908	02/15/28	0.25%	1D SONIA	Monthly	(60,248)
Firstgroup PLC	BNP Paribas SA	4,767,773	03/17/27	0.25%	1D SONIA	Monthly	(365,502)
Firstgroup PLC	Goldman Sachs Bank USA	856,651	08/19/26	0.25%	1D SONIA	Monthly	(65,672)
Firstgroup PLC	UBS AG	2,458,382	04/24/28	0.25%	1D SONIA	Monthly	(188,462)
Fiserv, Inc.	BNP Paribas SA	22,371	01/28/28	0.20%	1D OBFR01	Monthly	496
Five Below, Inc.	Barclays Bank PLC	171,284	02/16/27	0.20%	1D OBFR01	Monthly	(3,258)
Five Below, Inc.	BNP Paribas SA	18,982	01/28/28	0.20%	1D OBFR01	Monthly	1,049
Five9, Inc.	SG Americas Securities LLC	467,394	12/08/27	0.20%	1D OBFR01	Monthly	17,698
flatexDEGIRO AG	Barclays Bank PLC	4,663,538	12/10/26	0.26%	1D ESTR	Monthly	(409,330)
FLEX LNG Ltd.	Morgan Stanley & Co. International PLC	9,235,690	02/08/27	0.20%	1D FEDL01	Monthly	384,702
Flex Ltd.	Bank of America N.A.	6,572,277	02/15/28	0.20%	1D OBFR01	Monthly	1,099,430
Flex Ltd.	Barclays Bank PLC	31,491,193	12/23/26	0.20%	1D OBFR01	Monthly	2,259,904
Flex Ltd.	Barclays Bank PLC	11,044,550	02/16/27	0.20%	1D OBFR01	Monthly	792,591
Flex Ltd.	BNP Paribas SA	768,424	01/28/28	0.20%	1D OBFR01	Monthly	38,223
Flex Ltd.	SG Americas Securities LLC	24,781,329	12/08/27	0.20%	1D OBFR01	Monthly	6,216,494
Flex Ltd.	UBS AG	87,842	01/14/31	0.20%	1D OBFR01	Monthly	14,694
Flight Centre Travel Group Ltd.	UBS AG	6,663,039	04/03/28	0.25%	1D AONIA	Monthly	(686,935)
Floor & Decor Holdings, Inc., Class A	BNP Paribas SA	84,785	01/28/28	0.20%	1D OBFR01	Monthly	(7,635)
Flowco Holdings, Inc., Class A	Goldman Sachs Bank USA	360,899	08/18/26	0.20%	1D FEDL01	Monthly	18,404
Flowers Foods, Inc.	Bank of America N.A.	110,964	02/15/28	0.20%	1D OBFR01	Monthly	7,033
Flowers Foods, Inc.	BNP Paribas SA	78,754	01/28/28	0.20%	1D OBFR01	Monthly	1,138
Flowserve Corp.	Barclays Bank PLC	292,202	02/16/27	0.15%	1D OBFR01	Monthly	(32,106)
Flowserve Corp.	BNP Paribas SA	1,596,131	01/24/28	0.20%	1D OBFR01	Monthly	(130,622)
Fluence Energy, Inc., Class A	BNP Paribas SA	190,786	01/28/28	0.20%	1D OBFR01	Monthly	(2,641)
Flughafen Zurich AG, Class N, Registered Shares	SG Americas Securities LLC	6,122,073	12/08/27	0.26%	SSARON	Monthly	(749,052)
Fluidra SA	BNP Paribas SA	73,186	01/13/28	0.15%	1D ESTR	Monthly	(2,279)
Fluor Corp.	Barclays Bank PLC	6,630,474	02/23/27	0.20%	1D OBFR01	Monthly	759,035
Fluor Corp.	BNP Paribas SA	137,182	01/28/28	0.20%	1D OBFR01	Monthly	13,532
Fluor Corp.	UBS AG	5,728,642	04/18/28	0.20%	1D OBFR01	Monthly	464,919
Flutter Entertainment PLC	SG Americas Securities LLC	8,523,491	12/08/27	0.20%	1D OBFR01	Monthly	(103,332)
FMC Corp.	Barclays Bank PLC	49,961	02/16/27	0.20%	1D OBFR01	Monthly	2,347

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
FMC Corp.	BNP Paribas SA	$ 295,948	01/28/28	0.20%	1D OBFR01	Monthly	$ (34,658)
FNB Corp/PA	BNP Paribas SA	1,398,941	01/24/28	0.20%	1D OBFR01	Monthly	16,547
FNB Corp/PA	SG Americas Securities LLC	6,510,228	12/08/27	0.19%	1D OBFR01	Monthly	77,208
Food Empire Holdings Ltd.	Bank of America N.A.	39,972	02/15/28	0.30%	SORA	Monthly	1,532
Ford Motor Co.	SG Americas Securities LLC	2,912,055	12/08/27	0.20%	1D OBFR01	Monthly	(23,909)
Fortescue Metals Group Ltd.	Barclays Bank PLC	146,236	01/20/27	0.00%	1D AONIA	Monthly	(1,472)
Fortescue Metals Group Ltd.	BNP Paribas SA	650,047	01/14/28	0.25%	1D AONIA	Monthly	(26,062)
Fortescue Metals Group Ltd.	Morgan Stanley & Co. International PLC	33,512,098	01/07/27	0.29%	1D AONIA	Monthly	(1,866,028)
Fortescue Metals Group Ltd.	SG Americas Securities LLC	48,393,583	12/08/27	0.30%	1D AONIA	Monthly	(2,347,142)
Fortinet, Inc.	Barclays Bank PLC	181,060	02/16/27	0.20%	1D OBFR01	Monthly	(5,780)
Fortinet, Inc.	Barclays Bank PLC	12,590,275	02/23/27	0.20%	1D OBFR01	Monthly	(359,845)
Fortinet, Inc.	UBS AG	8,521	01/14/31	0.20%	1D OBFR01	Monthly	500
Fortis, Inc./Canada	Barclays Bank PLC	32,795,097	10/23/26	0.16%	CABROVER	Monthly	653,997
Fortis, Inc./Canada	Morgan Stanley & Co. International PLC	6,622,626	01/06/27	0.20%	CABROVER	Monthly	136,366
Fortive Corp.	UBS AG	699,616	01/22/31	0.20%	1D OBFR01	Monthly	4,949
Fortrea Holdings, Inc.	Barclays Bank PLC	1,120,739	12/23/26	0.15%	1D OBFR01	Monthly	106,737
Fortuna Mining Corp.	Barclays Bank PLC	21,020,737	10/23/26	0.20%	CABROVER	Monthly	(1,531,562)
Fortune Real Estate Investment Trust	Morgan Stanley & Co. International PLC	911,484	01/06/27	0.30%	HONIA	Monthly	4,059
Forum Energy Technologies, Inc.	UBS AG	102,039	04/21/28	0.20%	1D OBFR01	Monthly	6,915
Forvia SE	Bank of America N.A.	246,719	02/15/28	0.26%	1D ESTR	Monthly	(10,595)
Forvia SE	Barclays Bank PLC	3,072,480	12/10/26	0.26%	1D ESTR	Monthly	(49,857)
Forward Air Corp.	Morgan Stanley & Co. International PLC	1,718,899	02/08/27	0.20%	1D FEDL01	Monthly	(127,690)
Fox Corp., Class A	Barclays Bank PLC	42,846,060	12/23/26	0.20%	1D OBFR01	Monthly	(1,340,108)
Fox Corp., Class A	Barclays Bank PLC	47,859	02/16/27	0.20%	1D OBFR01	Monthly	(1,511)
Fox Corp., Class A	BNP Paribas SA	452,368	01/28/28	0.20%	1D OBFR01	Monthly	(1,208)
Fox Corp., Class A	SG Americas Securities LLC	16,201,649	12/08/27	0.20%	1D OBFR01	Monthly	879,764
Fox Corp., Class A	UBS AG	54,752	01/14/31	0.20%	1D OBFR01	Monthly	294
Fox Corp., Class B	Barclays Bank PLC	19,859,916	12/23/26	0.20%	1D OBFR01	Monthly	(525,574)
Fox Corp., Class B	BNP Paribas SA	256,896	01/28/28	0.20%	1D OBFR01	Monthly	(135)
FP Corp.	Morgan Stanley & Co. International PLC	1,163,956	01/06/27	0.25%	1D P TONA	Monthly	(44,101)
Franco-Nevada Corp.	Barclays Bank PLC	7,158,881	10/23/26	0.20%	CABROVER	Monthly	(327,666)
Franklin Electric Co., Inc.	Barclays Bank PLC	55,884	02/16/27	0.20%	1D OBFR01	Monthly	723
Franklin Electric Co., Inc.	BNP Paribas SA	235,376	01/28/28	0.20%	1D OBFR01	Monthly	71
Franklin Electric Co., Inc.	Morgan Stanley & Co. International PLC	14,469,940	02/08/27	0.20%	1D FEDL01	Monthly	187,256
Franklin Electric Co., Inc.	UBS AG	171,574	01/14/31	0.20%	1D OBFR01	Monthly	51
Franklin Resources, Inc.	Bank of America N.A.	9,310,416	02/15/28	0.00%	1D OBFR01	Monthly	958,085
Franklin Resources, Inc.	Barclays Bank PLC	45,352,438	12/23/26	0.20%	1D OBFR01	Monthly	4,022,178
Fraport AG Frankfurt Airport Services Worldwide	Bank of America N.A.	599,074	02/15/28	0.26%	1D ESTR	Monthly	(46,531)
Fraport AG Frankfurt Airport Services Worldwide	Barclays Bank PLC	43,995	02/19/27	0.26%	1D ESTR	Monthly	(1,246)
Freee KK	Bank of America N.A.	54,240	03/15/28	0.25%	1D P TONA	Monthly	(261)
Freee KK	BNP Paribas SA	435,384	01/14/28	0.25%	1D TONA	Monthly	(2,094)
Freenet AG, Class N	Barclays Bank PLC	1,767,175	12/10/26	0.26%	1D ESTR	Monthly	8,993
Freeport-McMoRan, Inc.	Bank of America N.A.	332,027	02/15/28	0.20%	1D OBFR01	Monthly	(52,776)
Freeport-McMoRan, Inc.	Citibank N.A.	12,538,816	02/24/28	0.20%	1D OBFR01	Monthly	(1,824,151)
Freeport-McMoRan, Inc.	JPMorgan Chase Bank N.A.	6,363,981	02/09/27	0.20%	1D OBFR01	Monthly	(715,581)
Fresenius Medical Care AG	Barclays Bank PLC	5,589,191	08/18/27	0.15%	1D ESTR	Monthly	(62,725)
Fresenius Medical Care AG	Goldman Sachs Bank USA	30,785,338	08/19/26	0.05%	1D ESTR	Monthly	(235,030)
Fresenius Medical Care AG	JPMorgan Chase Bank N.A.	33,533,910	02/10/27	0.00%	1D ESTR	Monthly	(118,197)
Fresenius SE & Co. KGaA	Bank of America N.A.	161,165	02/15/28	0.26%	1D ESTR	Monthly	1,849
Fresenius SE & Co. KGaA	Barclays Bank PLC	107,536	02/19/27	0.26%	1D ESTR	Monthly	(2,832)
Fresenius SE & Co. KGaA	Barclays Bank PLC	4,180,269	08/18/27	0.26%	1D ESTR	Monthly	(49,954)
Fresenius SE & Co. KGaA	BNP Paribas SA	14,795,293	03/24/27	0.26%	1D ESTR	Monthly	(375,779)
Fresenius SE & Co. KGaA	BNP Paribas SA	1,412,403	01/13/28	0.26%	1D ESTR	Monthly	(88,726)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Freshworks, Inc., Class A	Bank of America N.A.	$ 4,634,868	02/15/28	0.20%	1D OBFR01	Monthly	$ (56,112)
Freshworks, Inc., Class A	SG Americas Securities LLC	313,700	12/08/27	0.20%	1D OBFR01	Monthly	(26,631)
Frontdoor, Inc.	Barclays Bank PLC	97,796	12/23/26	0.20%	1D OBFR01	Monthly	12,973
Frontera Energy Corp.	Barclays Bank PLC	46,943	02/16/27	0.20%	CABROVER	Monthly	1,517
Frontline PLC	Bank of America N.A.	89,825	02/15/28	0.20%	1D OBFR01	Monthly	2,531
Frontline PLC	BNP Paribas SA	310,821	01/28/28	0.20%	1D OBFR01	Monthly	8,758
FTAI Aviation Ltd.	Barclays Bank PLC	4,609,262	02/16/27	0.20%	1D OBFR01	Monthly	434,322
FTAI Aviation Ltd.	UBS AG	1,668,855	01/14/31	0.20%	1D OBFR01	Monthly	31,647
FTI Consulting, Inc.	Bank of America N.A.	147,996	02/15/28	0.20%	1D OBFR01	Monthly	(2,763)
FTI Consulting, Inc.	Barclays Bank PLC	424,753	02/16/27	0.15%	1D OBFR01	Monthly	(13,798)
FTI Consulting, Inc.	BNP Paribas SA	281,620	01/28/28	0.20%	1D OBFR01	Monthly	(298)
FUCHS SE	Barclays Bank PLC	515,448	02/19/27	0.26%	1D ESTR	Monthly	24,969
FUCHS SE	SG Americas Securities LLC	8,839,364	12/08/27	0.26%	1D ESTR	Monthly	616,937
Fuji Corp./Aichi	BNP Paribas SA	390,669	01/14/28	0.25%	1D TONA	Monthly	26,179
Fuji Electric Co. Ltd.	Bank of America N.A.	3,238,312	03/15/28	0.00%	1D P TONA	Monthly	476,468
Fuji Electric Co. Ltd.	Barclays Bank PLC	1,758,598	09/09/27	0.00%	1D P TONA	Monthly	166,028
Fuji Electric Co. Ltd.	Goldman Sachs Bank USA	2,893,967	08/19/26	0.25%	1D P TONA	Monthly	425,803
Fuji Seal International, Inc.	Barclays Bank PLC	2,059,979	05/12/27	0.00%	1D P TONA	Monthly	(84,592)
Fujibo Holdings, Inc.	BNP Paribas SA	213,165	01/14/28	0.25%	1D TONA	Monthly	(8,946)
FUJIFILM Holdings Corp.	Bank of America N.A.	46,190	03/15/28	0.25%	1D P TONA	Monthly	(3,861)
FUJIFILM Holdings Corp.	BNP Paribas SA	50,206	01/14/28	0.25%	1D TONA	Monthly	(4,197)
Fujikura Ltd.	Barclays Bank PLC	1,399,464	01/26/27	0.15%	1D P TONA	Monthly	1,098
Fujitsu Ltd.	Bank of America N.A.	7,834,959	03/15/28	0.00%	1D P TONA	Monthly	(1,050,845)
Fujitsu Ltd.	Barclays Bank PLC	559,821	01/20/27	0.25%	1D P TONA	Monthly	(106,209)
Fujitsu Ltd.	Barclays Bank PLC	12,647,995	01/26/27	0.25%	1D P TONA	Monthly	(2,399,566)
Fujitsu Ltd.	Barclays Bank PLC	47,609,569	05/12/27	0.25%	1D P TONA	Monthly	(9,032,445)
Fujitsu Ltd.	BNP Paribas SA	387,112	01/14/28	0.25%	1D TONA	Monthly	(51,920)
Fujitsu Ltd.	UBS AG	48,029,689	09/03/29	0.25%	1D P TONA	Monthly	(6,441,864)
Fukuda Denshi Co. Ltd.	Bank of America N.A.	213,063	03/15/28	0.25%	1D P TONA	Monthly	(12,982)
Fukuda Denshi Co. Ltd.	UBS AG	75,603	01/06/31	0.25%	1D P TONA	Monthly	(4,607)
Fukuoka Financial Group, Inc.	Bank of America N.A.	23,198,685	02/15/28	0.25%	1D P TONA	Monthly	(737,774)
Fukuoka Financial Group, Inc.	SG Americas Securities LLC	8,491,689	12/08/27	0.25%	1D P TONA	Monthly	(265,819)
Funai Soken Holdings, Inc.	UBS AG	107,624	04/03/28	0.25%	1D P TONA	Monthly	(4,173)
Furukawa Co. Ltd.	SG Americas Securities LLC	22,896,452	12/08/27	0.25%	1D P TONA	Monthly	(2,628,679)
Furukawa Electric Co. Ltd.	Bank of America N.A.	479,222	03/15/28	0.00%	1D P TONA	Monthly	(17,525)
Furukawa Electric Co. Ltd.	Barclays Bank PLC	337,645	01/20/27	0.24%	1D P TONA	Monthly	(11,741)
Furuno Electric Co. Ltd.	Citibank N.A.	10,341,464	02/24/27	0.15%	1D P TONA	Monthly	(68,742)
Furuya Metal Co. Ltd.	Barclays Bank PLC	60,701	01/20/27	0.15%	1D P TONA	Monthly	810
Futu Holdings Ltd.	BNP Paribas SA	145,283	01/28/28	0.20%	1D OBFR01	Monthly	(9,005)
FWD Group Holdings Ltd.	UBS AG	102,547	01/04/30	0.25%	HONIA	Monthly	(5,265)
G Mining Ventures Corp.	Bank of America N.A.	4,299,959	02/15/28	0.00%	CABROVER	Monthly	(487,704)
G Mining Ventures Corp.	Barclays Bank PLC	2,131,397	02/16/27	0.15%	CABROVER	Monthly	(161,894)
Galaxy Entertainment Group Ltd.	UBS AG	1,927,322	04/18/28	0.25%	HONIA	Monthly	9,607
Galaxy Entertainment Group Ltd.	UBS AG	4,838,642	09/03/29	0.25%	HONIA	Monthly	(90,179)
Galderma Group AG	BNP Paribas SA	54,895	01/14/28	0.00%	SSARON	Monthly	1,959
Galectin Therapeutics, Inc.	Barclays Bank PLC	59,060	02/16/27	0.20%	1D OBFR01	Monthly	(4,339)
Galliford Try Holdings PLC	Barclays Bank PLC	51,439	12/10/26	0.25%	1D SONIA	Monthly	(1,030)
Games Workshop Group PLC	Bank of America N.A.	307,852	02/15/28	0.25%	1D SONIA	Monthly	(454)
Games Workshop Group PLC	Barclays Bank PLC	474,942	02/19/27	0.25%	1D SONIA	Monthly	2,731
Games Workshop Group PLC	BNP Paribas SA	424,192	01/13/28	0.25%	1D SONIA	Monthly	(626)
Gap, Inc.	UBS AG	9,730,186	04/18/28	0.20%	1D OBFR01	Monthly	(405,904)
Garmin Ltd.	Morgan Stanley & Co. International PLC	3,834,364	02/05/27	0.20%	1D FEDL01	Monthly	(222,217)
Garrett Motion, Inc.	Barclays Bank PLC	2,643,020	02/16/27	0.20%	1D OBFR01	Monthly	684,794
Garrett Motion, Inc.	BNP Paribas SA	494,894	01/28/28	0.20%	1D OBFR01	Monthly	171,119
Gaztransport Et Technigaz SA	Bank of America N.A.	385,577	02/15/28	0.26%	1D ESTR	Monthly	13,669
Gaztransport Et Technigaz SA	Barclays Bank PLC	1,200,878	02/19/27	0.26%	1D ESTR	Monthly	43,814
Gaztransport Et Technigaz SA	UBS AG	478,623	01/03/31	0.26%	1D ESTR	Monthly	16,967
GCI Liberty, Inc.	Bank of America N.A.	92,030	02/15/28	0.20%	1D OBFR01	Monthly	(6,748)
GE HealthCare Technologies, Inc.	Bank of America N.A.	809,198	02/15/28	0.20%	1D OBFR01	Monthly	(139,471)
GE Vernova, Inc.	Bank of America N.A.	198,170	02/15/28	0.20%	1D OBFR01	Monthly	19,606

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
GE Vernova, Inc.	Morgan Stanley & Co. International PLC	$ 1,761,710	02/05/27	0.20%	1D FEDL01	Monthly	$ (4)
GEA Group AG	Barclays Bank PLC	12,325,729	12/10/26	0.26%	1D ESTR	Monthly	(572,097)
GEA Group AG	Barclays Bank PLC	597,703	02/19/27	0.26%	1D ESTR	Monthly	(27,742)
GEA Group AG	Barclays Bank PLC	10,710,632	08/18/27	0.26%	1D ESTR	Monthly	(479,995)
GEA Group AG	BNP Paribas SA	187,929	01/13/28	0.26%	1D ESTR	Monthly	(9,453)
Genco Shipping & Trading Ltd.	Barclays Bank PLC	1,617,144	12/23/26	0.20%	1D OBFR01	Monthly	33,164
GENDA INC	Bank of America N.A.	78,959	03/15/28	0.25%	1D P TONA	Monthly	(11,298)
Generac Holdings, Inc.	Bank of America N.A.	3,280,150	02/15/28	0.20%	1D OBFR01	Monthly	876,862
Generac Holdings, Inc.	BNP Paribas SA	265,720	01/28/28	0.20%	1D OBFR01	Monthly	71,279
Generac Holdings, Inc.	Morgan Stanley & Co. International PLC	718,074	02/05/27	0.20%	1D FEDL01	Monthly	(7)
General Dynamics Corp.	Bank of America N.A.	623,878	02/15/28	0.20%	1D OBFR01	Monthly	9,978
General Dynamics Corp.	BNP Paribas SA	62,109	01/28/28	0.20%	1D OBFR01	Monthly	6,063
General Dynamics Corp.	UBS AG	49,540,081	04/18/28	0.20%	1D OBFR01	Monthly	1,412,187
General Dynamics Corp.	UBS AG	427,222	01/22/31	0.20%	1D OBFR01	Monthly	42,403
General Electric Co.	Barclays Bank PLC	63,568,803	12/23/26	0.20%	1D OBFR01	Monthly	3,138,291
General Electric Co.	Barclays Bank PLC	49,732	02/16/27	0.20%	1D OBFR01	Monthly	2,455
General Electric Co.	BNP Paribas SA	316,755	01/28/28	0.20%	1D OBFR01	Monthly	(24,216)
General Mills, Inc.	SG Americas Securities LLC	50,001,012	12/08/27	0.20%	1D OBFR01	Monthly	(954,009)
General Motors Co.	Barclays Bank PLC	9,638,237	12/23/26	0.20%	1D OBFR01	Monthly	(257,426)
Generali	Barclays Bank PLC	42,388,474	08/18/27	0.26%	1D ESTR	Monthly	872,776
Generali	SG Americas Securities LLC	81,003,380	12/08/27	0.26%	1D ESTR	Monthly	4,671,099
Generali	UBS AG	2,115,515	01/20/31	0.25%	1D ESTR	Monthly	90,220
Generation Capital Ltd.	BNP Paribas SA	65,802	01/13/28	0.70%	SHIR	Monthly	(3,858)
Generation Capital Ltd.	UBS AG	288,265	01/13/31	0.40%	SHIR	Monthly	(16,902)
GenFleet Therapeutics Shanghai, Inc., Class H	Bank of America N.A.	79,455	02/15/28	0.00%	HONIA	Monthly	639
GenFleet Therapeutics Shanghai, Inc., Class H	Barclays Bank PLC	139,220	01/20/27	0.15%	HONIA	Monthly	(9,068)
GenFleet Therapeutics Shanghai, Inc., Class H	BNP Paribas SA	46,575	01/14/28	0.30%	HONIA	Monthly	(2,079)
GenFleet Therapeutics Shanghai, Inc., Class H	UBS AG	6,323	01/04/30	0.25%	HONIA	Monthly	(760)
Genius Sports Ltd.	SG Americas Securities LLC	98,186	12/08/27	0.20%	1D OBFR01	Monthly	(3,108)
Genmab A/S	Barclays Bank PLC	8,471,603	11/09/26	0.26%	DESTR	Monthly	(385,595)
Genmab A/S	Barclays Bank PLC	5,267,537	05/12/27	0.28%	DESTR	Monthly	(265,909)
Genmab A/S	BNP Paribas SA	2,289,526	06/17/26	0.25%	DESTR	Monthly	(190,643)
Genpact Ltd.	Barclays Bank PLC	1,481,072	02/16/27	0.20%	1D OBFR01	Monthly	(60,110)
Genpact Ltd.	BNP Paribas SA	22,137,546	01/24/28	0.20%	1D OBFR01	Monthly	(844,797)
Genpact Ltd.	BNP Paribas SA	235,620	01/28/28	0.20%	1D OBFR01	Monthly	5,545
Genpact Ltd.	Morgan Stanley & Co. International PLC	6,423,751	02/05/27	0.20%	1D FEDL01	Monthly	(135,843)
Genpact Ltd.	UBS AG	359,465	01/14/31	0.20%	1D OBFR01	Monthly	(14,779)
Gentex Corp.	Barclays Bank PLC	364,000	02/16/27	0.15%	1D OBFR01	Monthly	(11,457)
Gentex Corp.	Morgan Stanley & Co. International PLC	106,588	02/08/27	0.20%	1D FEDL01	Monthly	(3,448)
Genting Singapore Ltd.	BNP Paribas SA	110	04/12/27	0.30%	SORA	Monthly	(3)
Genting Singapore Ltd.	UBS AG	4,640,525	09/03/29	0.25%	SORA	Monthly	(112,645)
GenusPlus Group Ltd.	Bank of America N.A.	41,813	02/15/28	0.25%	1D AONIA	Monthly	9,060
GenusPlus Group Ltd.	UBS AG	199,422	01/03/31	0.25%	1D AONIA	Monthly	43,210
Genworth Financial, Inc., Class A	Bank of America N.A.	160,239	02/15/28	0.20%	1D OBFR01	Monthly	2,218
Genworth Financial, Inc., Class A	Barclays Bank PLC	49,989	02/16/27	0.20%	1D OBFR01	Monthly	—
Genworth Financial, Inc., Class A	BNP Paribas SA	46,809	01/28/28	0.20%	1D OBFR01	Monthly	648
George Weston Ltd.	Bank of America N.A.	26,287	02/15/28	0.20%	CABROVER	Monthly	271
George Weston Ltd.	Goldman Sachs Bank USA	4,464,890	08/18/26	0.20%	1D CORRA	Monthly	35,028
George Weston Ltd.	Morgan Stanley & Co. International PLC	32,565,941	01/04/27	0.20%	CABROVER	Monthly	523,649
Georgia Capital PLC	Bank of America N.A.	411,576	02/15/28	0.25%	1D SONIA	Monthly	(14,189)
Georgia Capital PLC	Barclays Bank PLC	228,815	02/19/27	0.25%	1D SONIA	Monthly	(14,751)
Georgia Capital PLC	SG Americas Securities LLC	6,182,743	12/08/27	0.25%	1D SONIA	Monthly	(155,032)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Georgia Capital PLC	UBS AG	$ 78,408	01/03/31	0.25%	1D SONIA	Monthly	$ (2,116)
Getinge AB, Class B	Barclays Bank PLC	1,406,491	01/18/27	0.28%	1D STIBOR	Monthly	(72,676)
Getlink SE	Barclays Bank PLC	2,948,778	08/18/27	0.26%	1D ESTR	Monthly	(14,384)
Getty Realty Corp.	Bank of America N.A.	244,430	02/15/28	0.20%	1D OBFR01	Monthly	(6,396)
Getty Realty Corp.	Barclays Bank PLC	338,875	02/16/27	0.20%	1D OBFR01	Monthly	(918)
Getty Realty Corp.	SG Americas Securities LLC	2,008,161	12/08/27	0.20%	1D OBFR01	Monthly	(1,817)
Gibraltar Industries, Inc.	Bank of America N.A.	55,811	02/15/28	0.20%	1D OBFR01	Monthly	1,407
Gibraltar Industries, Inc.	BNP Paribas SA	101,951	01/28/28	0.20%	1D OBFR01	Monthly	2,571
Gibson Energy, Inc.	Barclays Bank PLC	6,812,963	12/23/26	0.20%	CABROVER	Monthly	517,559
Gibson Energy, Inc.	BNP Paribas SA	1,210,565	08/17/26	0.20%	CABROVER	Monthly	33,466
GigaDevice Semiconductor, Inc., Class H	Bank of America N.A.	72,855	02/15/28	0.30%	HONIA	Monthly	13,385
GigaDevice Semiconductor, Inc., Class H	BNP Paribas SA	114,487	01/14/28	0.30%	HONIA	Monthly	21,034
G-III Apparel Group Ltd.	Barclays Bank PLC	23,928,856	12/23/26	0.20%	1D OBFR01	Monthly	(99,322)
G-III Apparel Group Ltd.	Barclays Bank PLC	47,606	02/16/27	0.20%	1D OBFR01	Monthly	(198)
Gilead Sciences, Inc.	Bank of America N.A.	22,084	02/15/28	0.20%	1D OBFR01	Monthly	(1,411)
Gilead Sciences, Inc.	Barclays Bank PLC	33,358	02/16/27	0.20%	1D OBFR01	Monthly	(517)
Gilead Sciences, Inc.	BNP Paribas SA	596,818	01/28/28	0.20%	1D OBFR01	Monthly	(38,131)
Givaudan SA, Class N, Registered Shares	UBS AG	15,638,968	04/02/30	0.15%	SSARON	Monthly	(529,580)
Gjensidige Forsikring ASA	Bank of America N.A.	66,925	02/15/28	0.15%	NOWA	Monthly	(799)
Gjensidige Forsikring ASA	BNP Paribas SA	192,247	08/17/26	0.25%	NOWA	Monthly	(2,295)
Gjensidige Forsikring ASA	BNP Paribas SA	117,645	01/28/28	0.25%	NOWA	Monthly	(1,405)
Glaukos Corp.	Barclays Bank PLC	231,743	02/16/27	0.20%	1D OBFR01	Monthly	41,948
Glaukos Corp.	BNP Paribas SA	57,233	01/28/28	0.20%	1D OBFR01	Monthly	10,723
Glencore PLC	Bank of America N.A.	275,300	02/15/28	0.25%	1D SONIA	Monthly	7,906
Glencore PLC	Barclays Bank PLC	146,440	02/19/27	0.25%	1D SONIA	Monthly	2,118
Glencore PLC	BNP Paribas SA	1,776,553	01/13/28	0.25%	1D SONIA	Monthly	51,016
Glenveagh Properties PLC	Bank of America N.A.	95,686	02/15/28	0.26%	1D ESTR	Monthly	2,251
Global Chinese Business Club	Barclays Bank PLC	119,502	01/20/27	0.00%	HONIA	Monthly	2,656
Global Chinese Business Club	BNP Paribas SA	52,055	01/14/28	0.00%	HONIA	Monthly	(373)
Global Chinese Business Club	UBS AG	48,287	01/04/30	0.25%	HONIA	Monthly	1,046
Global Industrial Co.	Bank of America N.A.	384,069	02/15/28	0.20%	1D OBFR01	Monthly	3,748
Global Industrial Co.	Barclays Bank PLC	1,817,894	12/23/26	0.20%	1D OBFR01	Monthly	3,851
Global Industrial Co.	BNP Paribas SA	872,083	05/17/27	0.20%	1D OBFR01	Monthly	8,511
Global Industrial Co.	Goldman Sachs Bank USA	297,635	08/19/26	0.20%	1D FEDL01	Monthly	2,905
Global Industrial Co.	SG Americas Securities LLC	574,375	12/08/27	0.20%	1D OBFR01	Monthly	(347)
Global One Real Estate Investment Corp.	UBS AG	1,557,240	04/03/28	0.25%	1D P TONA	Monthly	(15,581)
Global Payments, Inc.	Bank of America N.A.	84,026	02/15/28	0.20%	1D OBFR01	Monthly	5,205
Global Ship Lease, Inc., Class A	UBS AG	5,646,433	04/21/28	0.20%	1D OBFR01	Monthly	206,477
Global-e Online Ltd.	Goldman Sachs Bank USA	2,864,353	08/18/26	0.20%	1D FEDL01	Monthly	(139,429)
GLOBALFOUNDRIES, Inc.	Bank of America N.A.	4,395,485	02/15/28	0.20%	1D OBFR01	Monthly	1,482,146
Globalstar, Inc.	Barclays Bank PLC	177,680	02/16/27	0.15%	1D OBFR01	Monthly	2,228
Globant SA	Barclays Bank PLC	6,771,551	12/23/26	0.20%	1D OBFR01	Monthly	(922,168)
Globant SA	BNP Paribas SA	293,756	01/28/28	0.20%	1D OBFR01	Monthly	(45,263)
Globant SA	UBS AG	49,569	01/14/31	0.20%	1D OBFR01	Monthly	(7,638)
Globe Life, Inc.	Bank of America N.A.	15,222,261	02/15/28	0.20%	1D OBFR01	Monthly	533,004
GMO internet group, Inc.	Citibank N.A.	2,523,799	02/24/27	0.24%	1D P TONA	Monthly	(113,113)
GN Store Nord A/S	Barclays Bank PLC	76,845	03/01/27	0.26%	DESTR	Monthly	(4,014)
GN Store Nord A/S	UBS AG	131,280	01/03/31	0.25%	DESTR	Monthly	(7,713)
Golar LNG Ltd.	Barclays Bank PLC	151,345	02/16/27	0.20%	1D OBFR01	Monthly	6,696
Goldman Sachs Group, Inc.	Citibank N.A.	70,472,626	02/24/28	0.20%	1D OBFR01	Monthly	(808,359)
Goldman Sachs Group, Inc.	UBS AG	572,975	01/14/31	0.20%	1D OBFR01	Monthly	15,466
Goldwin, Inc.	UBS AG	6,359,586	04/03/28	0.25%	1D P TONA	Monthly	(166,791)
Goodman Group	Barclays Bank PLC	72,718	01/20/27	0.15%	1D AONIA	Monthly	1,162
Goodwin PLC	Bank of America N.A.	1,075,365	02/15/28	0.25%	1D SONIA	Monthly	(123,842)
Goodwin PLC	Barclays Bank PLC	154,675	02/19/27	0.25%	1D SONIA	Monthly	(5,441)
Goodwin PLC	BNP Paribas SA	2,782	01/13/28	0.25%	1D SONIA	Monthly	(274)
Goodwin PLC	UBS AG	314,720	01/03/31	0.15%	1D SONIA	Monthly	(12,647)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
GPGI, Inc., Class A	Bank of America N.A.	$ 354,331	02/15/28	0.20%	1D OBFR01	Monthly	$ 8,922
GPT Group	Goldman Sachs Bank USA	1,051,265	08/19/26	0.30%	1D AONIA	Monthly	28,758
GPT Group	SG Americas Securities LLC	3,229,891	12/08/27	0.30%	1D AONIA	Monthly	141,013
GR Life Style Company Ltd.	Bank of America N.A.	87,507	02/15/28	0.30%	HONIA	Monthly	(15,563)
GR Life Style Company Ltd.	UBS AG	63,918	01/04/30	0.25%	HONIA	Monthly	(11,368)
Grafton Group PLC	BNP Paribas SA	85,917	01/13/28	0.25%	1D SONIA	Monthly	(3,610)
Graham Corp.	Barclays Bank PLC	107,314	02/16/27	0.15%	1D OBFR01	Monthly	453
Graham Holdings Co, Class B	BNP Paribas SA	100,046	01/28/28	0.20%	1D OBFR01	Monthly	(4,633)
Graham Holdings Co, Class B	UBS AG	84,628	01/14/31	0.20%	1D OBFR01	Monthly	(1,562)
GrainCorp Ltd., Class A	Barclays Bank PLC	3,780,300	05/12/27	0.28%	1D AONIA	Monthly	(180,569)
GrainCorp Ltd., Class A	Morgan Stanley & Co. International PLC	717,188	01/06/27	0.29%	1D AONIA	Monthly	(34,257)
Grainger PLC	Barclays Bank PLC	7,378,038	12/10/26	0.25%	1D SONIA	Monthly	(473,779)
Grainger PLC	BNP Paribas SA	8,691,196	03/17/27	0.25%	1D SONIA	Monthly	(664,897)
Grand Canyon Education, Inc.	Bank of America N.A.	214,261	02/15/28	0.20%	1D OBFR01	Monthly	(5,628)
Grand Canyon Education, Inc.	Barclays Bank PLC	56,395	02/16/27	0.20%	1D OBFR01	Monthly	413
Grand City Properties SA	BNP Paribas SA	177,752	03/24/27	0.15%	1D ESTR	Monthly	(7,629)
Grand City Properties SA	UBS AG	1,286,012	04/24/28	0.26%	1D ESTR	Monthly	(55,198)
Granite Construction, Inc.	Barclays Bank PLC	123,434	02/16/27	0.20%	1D OBFR01	Monthly	15,829
Granite Construction, Inc.	BNP Paribas SA	459,349	01/28/28	0.20%	1D OBFR01	Monthly	41,231
Granite Construction, Inc.	SG Americas Securities LLC	23,470,808	12/08/27	0.20%	1D OBFR01	Monthly	2,074,242
Graphic Packaging Holding Co.	Bank of America N.A.	162,537	02/15/28	0.20%	1D OBFR01	Monthly	(2,519)
Graphic Packaging Holding Co.	Barclays Bank PLC	394,513	02/16/27	0.20%	1D OBFR01	Monthly	11,942
Graphic Packaging Holding Co.	BNP Paribas SA	118,009	01/28/28	0.20%	1D OBFR01	Monthly	(1,829)
Graphic Packaging Holding Co.	Morgan Stanley & Co. International PLC	12,891,406	02/08/27	0.20%	1D FEDL01	Monthly	386,342
Great Southern Bancorp, Inc.	BNP Paribas SA	172,599	05/17/27	0.20%	1D OBFR01	Monthly	1,635
Greatland Resources Ltd.	Bank of America N.A.	48,353	02/15/28	0.00%	1D AONIA	Monthly	(1,379)
Great-West Lifeco, Inc.	Barclays Bank PLC	73,325	02/16/27	0.15%	CABROVER	Monthly	1,801
Green Plains, Inc.	Barclays Bank PLC	2,127,450	12/23/26	0.20%	1D OBFR01	Monthly	147,940
Green Plains, Inc.	BNP Paribas SA	22,576	01/28/28	0.20%	1D OBFR01	Monthly	2,886
Greenbrier Cos, Inc.	Bank of America N.A.	44,521	02/15/28	0.20%	1D OBFR01	Monthly	(1,983)
Greenbrier Cos, Inc.	Barclays Bank PLC	2,541,507	12/23/26	0.20%	1D OBFR01	Monthly	57,677
Greenbrier Cos, Inc.	Barclays Bank PLC	312,387	02/16/27	0.20%	1D OBFR01	Monthly	7,089
Greenbrier Cos, Inc.	BNP Paribas SA	77,938	01/28/28	0.20%	1D OBFR01	Monthly	(3,472)
Greencore Group PLC	BNP Paribas SA	3,156,444	03/17/27	0.25%	1D SONIA	Monthly	40,663
Greencore Group PLC	SG Americas Securities LLC	724,045	12/08/27	0.25%	1D SONIA	Monthly	21,330
Greif, Inc., Class A	Bank of America N.A.	1,402,016	02/15/28	0.20%	1D OBFR01	Monthly	(45,937)
Greif, Inc., Class A	Barclays Bank PLC	181,503	02/16/27	0.20%	1D OBFR01	Monthly	(3,920)
Greif, Inc., Class A	BNP Paribas SA	47,417	01/28/28	0.20%	1D OBFR01	Monthly	(1,554)
Greif, Inc., Class A	UBS AG	374,569	01/14/31	0.20%	1D OBFR01	Monthly	(9,877)
Griffon Corp.	BNP Paribas SA	53,382	01/28/28	0.20%	1D OBFR01	Monthly	5,240
Griffon Corp.	UBS AG	271,807	01/14/31	0.20%	1D OBFR01	Monthly	26,683
Grifols SA, Class A	UBS AG	8,687,475	09/03/29	0.11%	1D ESTR	Monthly	(304,935)
Grindr, Inc.	SG Americas Securities LLC	4,008,738	12/08/27	0.20%	1D OBFR01	Monthly	362,944
Grocery Outlet Holding Corp.	Barclays Bank PLC	847,915	12/23/26	0.20%	1D OBFR01	Monthly	(16,811)
Group 1 Automotive, Inc.	Barclays Bank PLC	11,885,690	12/23/26	0.20%	1D OBFR01	Monthly	519,468
Groupe Bruxelles Lambert NV	Barclays Bank PLC	11,684,601	12/10/26	0.26%	1D ESTR	Monthly	(62,145)
Groupe Bruxelles Lambert NV	Barclays Bank PLC	75,960	02/19/27	0.26%	1D ESTR	Monthly	(573)
Groupe Bruxelles Lambert NV	Barclays Bank PLC	2,692,777	02/26/27	0.26%	1D ESTR	Monthly	(20,329)
Groupe Bruxelles Lambert NV	UBS AG	173,140	01/03/31	0.26%	1D ESTR	Monthly	(133)
Groupon, Inc., Class A	SG Americas Securities LLC	997,257	12/08/27	0.20%	1D OBFR01	Monthly	186,621
GSK PLC	Bank of America N.A.	13,629	02/15/28	0.25%	1D SONIA	Monthly	(1,307)
GSK PLC	Barclays Bank PLC	242,967	02/19/27	0.15%	1D SONIA	Monthly	(17,366)
Guardian Metal Resources PLC	Barclays Bank PLC	60,511	02/19/27	0.25%	1D SONIA	Monthly	(8,493)
Guardian Metal Resources PLC	BNP Paribas SA	68,727	01/13/28	0.00%	1D SONIA	Monthly	(8,651)
Guidewire Software, Inc.	Barclays Bank PLC	5,877,175	12/23/26	0.15%	1D OBFR01	Monthly	(189,069)
Gulf Keystone Petroleum Ltd.	Barclays Bank PLC	1,556,005	12/10/26	0.25%	1D SONIA	Monthly	60,159
Gulfport Energy Corp.	Bank of America N.A.	775,640	02/15/28	0.20%	1D OBFR01	Monthly	2,222
Gulfport Energy Corp.	Barclays Bank PLC	2,797,924	02/16/27	0.15%	1D OBFR01	Monthly	39,345
GuocoLand Ltd.	UBS AG	98,994	01/03/31	0.25%	SORA	Monthly	(1,584)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Guotai Junan International Holdings Ltd.	BNP Paribas SA	$ 6,803,918	09/07/26	0.30%	HONIA	Monthly	$ (526,189)
Guotai Junan International Holdings Ltd.	BNP Paribas SA	3,309,452	07/19/27	0.30%	HONIA	Monthly	(255,940)
Guotai Junan International Holdings Ltd.	BNP Paribas SA	64,470	01/31/28	0.30%	HONIA	Monthly	(4,986)
GXO Logistics, Inc.	BNP Paribas SA	6,709,328	01/24/28	0.20%	1D OBFR01	Monthly	160,383
GXO Logistics, Inc.	UBS AG	449,357	04/18/28	0.20%	1D OBFR01	Monthly	(1,686)
H & M Hennes & Mauritz AB, Class B	Citibank N.A.	21,413,955	07/06/26	(0.11)%	TN STIBOR	Monthly	(958,784)
H & M Hennes & Mauritz AB, Class B	Morgan Stanley & Co. International PLC	11,531,566	01/08/27	0.26%	1D STIBOR	Monthly	(367,990)
H&R Block, Inc.	Barclays Bank PLC	15,315,807	12/23/26	0.20%	1D OBFR01	Monthly	121,631
Hachijuni Bank Ltd.	Barclays Bank PLC	19,111,265	05/12/27	0.24%	1D P TONA	Monthly	966,025
Haemonetics Corp.	SG Americas Securities LLC	101,945	12/08/27	0.20%	1D OBFR01	Monthly	268
Hafnia Ltd.	Barclays Bank PLC	262,838	12/23/26	0.20%	1D OBFR01	Monthly	15,627
Haleon PLC	Bank of America N.A.	94,467	02/15/28	0.25%	1D SONIA	Monthly	(3,675)
Halliburton Co.	Goldman Sachs Bank USA	41,061,200	08/18/26	0.20%	1D FEDL01	Monthly	4,605,119
Halliburton Co.	UBS AG	215,217	01/14/31	0.20%	1D OBFR01	Monthly	27,289
Halozyme Therapeutics, Inc.	Barclays Bank PLC	6,495,389	12/23/26	0.20%	1D OBFR01	Monthly	(388,612)
Hamamatsu Photonics KK	JPMorgan Chase Bank N.A.	3,205,588	02/10/27	0.25%	1D P TONA	Monthly	84,051
Hamamatsu Photonics KK	SG Americas Securities LLC	16,946,102	12/08/27	0.25%	1D P TONA	Monthly	423,757
Hamamatsu Photonics KK	UBS AG	7,962,510	04/18/28	0.25%	1D P TONA	Monthly	485,880
Hammerson PLC	Barclays Bank PLC	3,732,334	12/10/26	0.25%	1D SONIA	Monthly	(51,434)
Hammerson PLC	BNP Paribas SA	9	08/17/26	0.25%	1D SONIA	Monthly	—
Hammerson PLC	BNP Paribas SA	4	03/22/27	0.25%	1D SONIA	Monthly	—
Hammerson PLC	Goldman Sachs Bank USA	4	08/19/26	0.25%	1D SONIA	Monthly	—
Hammerson PLC	Goldman Sachs Bank USA	13	08/19/26	0.25%	1D SONIA	Monthly	—
Hammerson PLC	SG Americas Securities LLC	642,654	12/08/27	0.25%	1D SONIA	Monthly	23,053
Hancock Whitney Corp.	Barclays Bank PLC	15,471,661	12/23/26	0.19%	1D OBFR01	Monthly	41,867
Hancock Whitney Corp.	BNP Paribas SA	692,228	01/28/28	0.20%	1D OBFR01	Monthly	(4,031)
Hancock Whitney Corp.	UBS AG	77,523	01/14/31	0.20%	1D OBFR01	Monthly	114
Hannover Rueck SE, Class N	SG Americas Securities LLC	6,383,555	12/08/27	0.26%	1D ESTR	Monthly	(315,721)
Hanza AB	Bank of America N.A.	58,192	02/15/28	0.26%	1D STIBOR	Monthly	(2,534)
Hanza AB	Barclays Bank PLC	65,225	02/19/27	0.26%	1D STIBOR	Monthly	(1,497)
Hanza AB	BNP Paribas SA	49,386	01/13/28	0.26%	1D STIBOR	Monthly	(2,150)
Harbin Electric Co. Ltd., Class H	Bank of America N.A.	68,979	02/15/28	0.30%	HONIA	Monthly	8,650
Harbin Electric Co. Ltd., Class H	BNP Paribas SA	68,979	01/14/28	0.30%	HONIA	Monthly	8,650
Harbour Energy PLC	Bank of America N.A.	223,450	02/15/28	0.25%	1D SONIA	Monthly	18,062
Harbour Energy PLC	SG Americas Securities LLC	507	12/08/27	0.25%	1D SONIA	Monthly	38
Harel Insurance Investments & Financial Services Ltd.	Bank of America N.A.	287,479	02/15/28	0.45%	SHIR	Monthly	(5,363)
Harel Insurance Investments & Financial Services Ltd.	Barclays Bank PLC	1,288,824	02/22/27	0.60%	SHIR	Monthly	1,629
Harel Insurance Investments & Financial Services Ltd.	BNP Paribas SA	1,819,080	01/13/28	0.70%	SHIR	Monthly	(33,932)
Harel Insurance Investments & Financial Services Ltd.	UBS AG	1,479,040	01/13/31	0.40%	SHIR	Monthly	(27,589)
Harley-Davidson, Inc.	Bank of America N.A.	473,796	02/15/28	0.20%	1D OBFR01	Monthly	21,348
Harmony Biosciences Holdings, Inc.	Goldman Sachs Bank USA	1,343,713	08/19/26	0.20%	1D FEDL01	Monthly	79,180
Harmony Biosciences Holdings, Inc.	SG Americas Securities LLC	18,922,016	12/08/27	0.20%	1D OBFR01	Monthly	1,854,318
Hartford Financial Services Group, Inc.	Barclays Bank PLC	252,603	02/16/27	0.20%	1D OBFR01	Monthly	(2,378)
Hartford Financial Services Group, Inc.	BNP Paribas SA	39,128	01/28/28	0.20%	1D OBFR01	Monthly	(547)
Hartford Financial Services Group, Inc.	UBS AG	393,218	01/14/31	0.20%	1D OBFR01	Monthly	(5,498)
Hasbro, Inc.	Bank of America N.A.	382,671	02/15/28	0.20%	1D OBFR01	Monthly	7,781
Hasbro, Inc.	Citibank N.A.	10,054,176	02/24/28	0.20%	1D OBFR01	Monthly	580,326
Hasbro, Inc.	JPMorgan Chase Bank N.A.	9,133,670	02/09/27	0.20%	1D OBFR01	Monthly	193,671
Hasbro, Inc.	SG Americas Securities LLC	6,419,903	12/08/27	0.20%	1D OBFR01	Monthly	136,128
Haseko Corp.	Barclays Bank PLC	1,614,568	01/20/27	0.00%	1D P TONA	Monthly	(34,453)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Haseko Corp.	Morgan Stanley & Co. International PLC	$ 425,258	01/06/27	0.25%	1D P TONA	Monthly	$ (9,074)
Haw Par Corp. Ltd.	Bank of America N.A.	156,006	02/15/28	0.30%	SORA	Monthly	(5,631)
Hazama Ando Corp.	Barclays Bank PLC	14,786,239	05/12/27	0.00%	1D P TONA	Monthly	(238,870)
Hazama Ando Corp.	BNP Paribas SA	5,333,887	03/24/27	0.25%	1D TONA	Monthly	(234,610)
HB Fuller Co.	Bank of America N.A.	52,795	02/15/28	0.20%	1D OBFR01	Monthly	(748)
HB Fuller Co.	Barclays Bank PLC	472,461	02/16/27	0.15%	1D OBFR01	Monthly	(18,743)
HCA Healthcare, Inc.	Barclays Bank PLC	235,670	02/16/27	0.20%	1D OBFR01	Monthly	(18,445)
HCA Healthcare, Inc.	BNP Paribas SA	284,842	01/28/28	0.20%	1D OBFR01	Monthly	(31,558)
HCA Healthcare, Inc.	SG Americas Securities LLC	47,507,697	12/08/27	0.20%	1D OBFR01	Monthly	(6,443,917)
Healthcare Realty Trust, Inc., Class A	Morgan Stanley & Co. International PLC	25,938,054	02/05/27	0.20%	1D FEDL01	Monthly	485,401
Healthcare Services Group, Inc.	Barclays Bank PLC	2,000,449	12/23/26	0.19%	1D OBFR01	Monthly	(129,343)
HealthEquity, Inc.	Morgan Stanley & Co. International PLC	8,768,207	02/05/27	0.20%	1D FEDL01	Monthly	(89,925)
HEICO Corp.	BNP Paribas SA	28,043,881	05/17/27	0.20%	1D OBFR01	Monthly	(2,019,004)
HEICO Corp., Class A	BNP Paribas SA	14,240,659	05/17/27	0.20%	1D OBFR01	Monthly	(832,025)
Heidelberg Materials AG	Citibank N.A.	10,863,675	07/06/26	0.26%	1D ESTR	Monthly	30,578
Heidelberg Materials AG	Morgan Stanley & Co. International PLC	313,521	01/06/27	0.26%	1D ESTR	Monthly	(650)
Heidelberg Materials AG	UBS AG	78,487	01/03/31	0.26%	1D ESTR	Monthly	62
Heidelberg Materials AG	UBS AG	197,886	01/20/31	0.15%	1D ESTR	Monthly	(410)
Heidelberger Druckmaschinen AG	SG Americas Securities LLC	2,143,219	12/08/27	0.26%	1D ESTR	Monthly	43,239
Heineken Holding NV	Bank of America N.A.	421,799	02/15/28	0.26%	1D ESTR	Monthly	(4,955)
Heineken Holding NV	Barclays Bank PLC	10,382,066	08/18/27	0.26%	1D ESTR	Monthly	(207,839)
Heineken NV	SG Americas Securities LLC	9,752,181	12/08/27	0.26%	1D ESTR	Monthly	(338,977)
Heineken NV	UBS AG	893,044	01/03/31	0.15%	1D ESTR	Monthly	19,278
Heiwa Real Estate Co. Ltd.	Barclays Bank PLC	7,115,552	05/12/27	0.25%	1D P TONA	Monthly	(43,751)
Heiwado Co. Ltd.	Bank of America N.A.	3,068,631	02/15/28	0.25%	1D P TONA	Monthly	(166,726)
Heiwado Co. Ltd.	BNP Paribas SA	1,879,672	03/24/27	0.25%	1D TONA	Monthly	(102,127)
Heiwado Co. Ltd.	Goldman Sachs Bank USA	438,890	08/19/26	0.25%	1D P TONA	Monthly	(23,846)
Helia Group Ltd.	Bank of America N.A.	312,047	02/15/28	0.25%	1D AONIA	Monthly	2,056
Helia Group Ltd.	Barclays Bank PLC	160,637	01/20/27	0.15%	1D AONIA	Monthly	1,663
Helia Group Ltd.	BNP Paribas SA	901,212	01/14/28	0.25%	1D AONIA	Monthly	7,840
Helios Technologies, Inc.	Bank of America N.A.	139,795	02/15/28	0.20%	1D OBFR01	Monthly	(1,558)
Helios Technologies, Inc.	Barclays Bank PLC	105,256	02/16/27	0.15%	1D OBFR01	Monthly	696
Helios Technologies, Inc.	BNP Paribas SA	1,528,084	01/28/28	0.20%	1D OBFR01	Monthly	31,367
Helix Energy Solutions Group, Inc.	Morgan Stanley & Co. International PLC	1,456,817	02/08/27	0.20%	1D FEDL01	Monthly	108,921
HelloFresh SE	Barclays Bank PLC	1,717,136	12/10/26	0.26%	1D ESTR	Monthly	13,512
Helmerich & Payne, Inc.	Goldman Sachs Bank USA	1,086,344	08/18/26	0.20%	1D FEDL01	Monthly	96,023
Henkel AG & Co KGaA	BNP Paribas SA	95,111	01/13/28	0.26%	1D ESTR	Monthly	(4,004)
Henkel AG & Co KGaA	Citibank N.A.	1,648,742	07/06/26	0.26%	1D ESTR	Monthly	(83,456)
Henkel AG & Co KGaA	Citibank N.A.	7,801,250	07/06/26	0.26%	1D ESTR	Monthly	(439,168)
Henry Schein, Inc.	Bank of America N.A.	68,284	02/15/28	0.20%	1D OBFR01	Monthly	(2,496)
Henry Schein, Inc.	Barclays Bank PLC	335,873	02/16/27	0.15%	1D OBFR01	Monthly	(15,136)
Henry Schein, Inc.	UBS AG	427,204	01/14/31	0.20%	1D OBFR01	Monthly	(15,616)
Herc Holdings, Inc.	BNP Paribas SA	1,255,365	01/28/28	0.20%	1D OBFR01	Monthly	231,756
Herc Holdings, Inc.	UBS AG	276,498	01/14/31	0.20%	1D OBFR01	Monthly	4,376
Hershey Co.	Barclays Bank PLC	47,728	02/16/27	0.15%	1D OBFR01	Monthly	(736)
Hershey Co.	BNP Paribas SA	271,716	01/28/28	0.20%	1D OBFR01	Monthly	(8,708)
Hewlett Packard Enterprise Co.	UBS AG	152,810	01/22/31	0.20%	1D OBFR01	Monthly	3,296
Hexagon AB, Class B	Barclays Bank PLC	15,007,938	02/26/27	0.26%	1D STIBOR	Monthly	(275,001)
Hexagon AB, Class B	SG Americas Securities LLC	15,060,788	12/08/27	0.26%	1D STIBOR	Monthly	846,438
Hexatronic Group AB	UBS AG	120,193	04/24/28	0.00%	TN STIBOR	Monthly	8,795
Hexatronic Group AB	UBS AG	51,282	01/03/31	0.00%	TN STIBOR	Monthly	3,753
Hexcel Corp.	Bank of America N.A.	356,938	02/15/28	0.20%	1D OBFR01	Monthly	17,885
HF Sinclair Corp.	BNP Paribas SA	9,879,334	05/17/27	0.20%	1D OBFR01	Monthly	1,513,769
Hiab OYJ, Class B	Bank of America N.A.	101,045	02/15/28	0.26%	1D ESTR	Monthly	10,118
Hiab OYJ, Class B	Barclays Bank PLC	302,655	02/19/27	0.15%	1D ESTR	Monthly	42,603
Hiab OYJ, Class B	BNP Paribas SA	160,051	01/13/28	0.26%	1D ESTR	Monthly	16,026
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Hibiya Engineering Ltd.	Bank of America N.A.	$ 185,494	03/15/28	0.25%	1D P TONA	Monthly	$ (1,084)
Hibiya Engineering Ltd.	UBS AG	115,934	01/06/31	0.25%	1D P TONA	Monthly	(677)
Hiday Hidaka Corp.	SG Americas Securities LLC	1,552,626	12/08/27	0.25%	1D P TONA	Monthly	(105,879)
Highlander Silver Corp.	Bank of America N.A.	252,076	02/15/28	0.20%	CABROVER	Monthly	(23,775)
Highwoods Properties, Inc.	Bank of America N.A.	256,510	02/15/28	0.20%	1D OBFR01	Monthly	12,505
Highwoods Properties, Inc.	BNP Paribas SA	50,415	01/28/28	0.20%	1D OBFR01	Monthly	(1,236)
Highwoods Properties, Inc.	UBS AG	78,534	01/14/31	0.20%	1D OBFR01	Monthly	3,828
Hikma Pharmaceuticals PLC	BNP Paribas SA	1,649,078	08/17/26	0.25%	1D SONIA	Monthly	43,705
Hikma Pharmaceuticals PLC	UBS AG	307,920	04/18/28	0.24%	1D SONIA	Monthly	9,711
HI-LEX CORP.	Bank of America N.A.	169,012	03/15/28	0.15%	1D P TONA	Monthly	(17,976)
HI-LEX CORP.	Barclays Bank PLC	119,615	01/20/27	0.00%	1D P TONA	Monthly	(11,005)
HI-LEX CORP.	BNP Paribas SA	93,052	01/14/28	0.25%	1D TONA	Monthly	(9,897)
Hilltop Holdings, Inc.	Bank of America N.A.	195,703	02/15/28	0.20%	1D OBFR01	Monthly	3,007
Hilltop Holdings, Inc.	Barclays Bank PLC	193,209	02/16/27	0.20%	1D OBFR01	Monthly	566
Hilltop Holdings, Inc.	UBS AG	131,779	01/14/31	0.20%	1D OBFR01	Monthly	2,025
Hilton Worldwide Holdings, Inc.	Bank of America N.A.	157,877	02/15/28	0.20%	1D OBFR01	Monthly	(2,323)
Hilton Worldwide Holdings, Inc.	BNP Paribas SA	15,130	01/28/28	0.20%	1D OBFR01	Monthly	(223)
Hinge Health, Inc., Class A	Barclays Bank PLC	5,152,100	12/23/26	0.20%	1D OBFR01	Monthly	(18,417)
Hirogin Holdings, Inc.	SG Americas Securities LLC	601,916	12/08/27	0.25%	1D P TONA	Monthly	12,380
Hirose Electric Co. Ltd.	SG Americas Securities LLC	124,687	12/08/27	0.25%	1D P TONA	Monthly	430
HIS Co. Ltd.	Citibank N.A.	2,497,080	02/24/27	0.25%	1D P TONA	Monthly	3,092
Hitachi Construction Machinery Co. Ltd.	Bank of America N.A.	145,201	03/15/28	0.25%	1D P TONA	Monthly	(5,188)
Hitachi Ltd.	Barclays Bank PLC	31,501,164	09/09/27	0.24%	1D P TONA	Monthly	(367,404)
Hitachi Ltd.	UBS AG	15,807,005	01/20/31	0.25%	1D P TONA	Monthly	(718,690)
HK Electric Investments & HK Electric Investments Ltd.	BNP Paribas SA	904,026	03/22/27	0.30%	HONIA	Monthly	(7,019)
HKT Trust & HKT Ltd.	UBS AG	99,187	01/04/30	0.25%	HONIA	Monthly	(235)
HNI Corp.	Bank of America N.A.	225,407	02/15/28	0.20%	1D OBFR01	Monthly	3,955
HNI Corp.	Barclays Bank PLC	10,050,677	12/23/26	0.20%	1D OBFR01	Monthly	(180,821)
HNI Corp.	UBS AG	76,452	01/14/31	0.20%	1D OBFR01	Monthly	1,341
Hochiki Corp.	Barclays Bank PLC	258,229	01/20/27	0.15%	1D P TONA	Monthly	(3,283)
Hoegh Autoliners ASA	UBS AG	520,052	01/03/31	0.00%	NOWA	Monthly	(6,167)
Hoist Finance AB	Barclays Bank PLC	97,507	01/18/27	0.28%	1D STIBOR	Monthly	(5,747)
Hokuriku Electric Power Co.	Morgan Stanley & Co. International PLC	102,950	01/06/27	0.25%	1D P TONA	Monthly	(12,210)
Holcim AG	Barclays Bank PLC	3,477,871	02/26/27	0.26%	SSARON	Monthly	56,861
Holcim AG	Citibank N.A.	17,859,130	07/06/26	0.10%	SSARON	Monthly	255,839
Holcim AG	SG Americas Securities LLC	12,330,587	12/08/27	0.26%	SSARON	Monthly	451,524
Hollywood Bowl Group PLC	BNP Paribas SA	1,280,472	03/17/27	0.25%	1D SONIA	Monthly	(75,740)
Home BancShares, Inc.	Barclays Bank PLC	16,607,286	12/23/26	0.20%	1D OBFR01	Monthly	118,268
Home Depot, Inc.	Barclays Bank PLC	3,597,064	02/16/27	0.20%	1D OBFR01	Monthly	(85,480)
Home Depot, Inc.	Barclays Bank PLC	2,613,462	02/23/27	0.20%	1D OBFR01	Monthly	(58,686)
Home Depot, Inc.	UBS AG	8,340,914	01/14/31	0.20%	1D OBFR01	Monthly	(248,817)
Honda Motor Co. Ltd.	Barclays Bank PLC	145,297	01/20/27	0.15%	1D P TONA	Monthly	(5,729)
Honeywell International, Inc.	Barclays Bank PLC	51,092,888	02/23/27	0.18%	1D OBFR01	Monthly	(1,166,215)
Hongkong Land Holdings Ltd.	Barclays Bank PLC	68,112	02/15/27	0.00%	1D OBFR01	Monthly	(120)
Hongkong Land Holdings Ltd.	Barclays Bank PLC	148,104	03/03/27	0.00%	1D OBFR01	Monthly	(261)
Hongkong Land Holdings Ltd.	BNP Paribas SA	83,928	03/17/28	0.30%	1D OBFR01	Monthly	(1,705)
Horace Mann Educators Corp.	BNP Paribas SA	179,679	01/28/28	0.20%	1D OBFR01	Monthly	3,672
Horace Mann Educators Corp.	UBS AG	77,527	01/14/31	0.20%	1D OBFR01	Monthly	1,584
Horiba Ltd.	BNP Paribas SA	1,091,548	03/24/27	0.15%	1D TONA	Monthly	22,347
Horiba Ltd.	SG Americas Securities LLC	51,566,976	12/08/27	0.25%	1D P TONA	Monthly	4,879,671
Horizon Bancorp, Inc.	Barclays Bank PLC	102,936	12/23/26	0.20%	1D OBFR01	Monthly	(37)
Hosiden Corp.	Morgan Stanley & Co. International PLC	2,862,087	01/06/27	0.25%	1D P TONA	Monthly	(9,747)
Houlihan Lokey, Inc., Class A	Bank of America N.A.	63,309	02/15/28	0.20%	1D OBFR01	Monthly	(2,028)
Houlihan Lokey, Inc., Class A	Barclays Bank PLC	654,447	02/16/27	0.20%	1D OBFR01	Monthly	(23,996)
Houlihan Lokey, Inc., Class A	Barclays Bank PLC	9,204,833	02/23/27	0.20%	1D OBFR01	Monthly	(337,503)
Houlihan Lokey, Inc., Class A	UBS AG	74,979	01/14/31	0.20%	1D OBFR01	Monthly	(2,401)
Howard Hughes Holdings, Inc.	Bank of America N.A.	2,089,937	02/15/28	0.20%	1D OBFR01	Monthly	(88,267)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Howard Hughes Holdings, Inc.	BNP Paribas SA	$ 387,503	01/28/28	0.20%	1D OBFR01	Monthly	$ (16,560)
Howmet Aerospace, Inc.	Barclays Bank PLC	310,494	02/16/27	0.15%	1D OBFR01	Monthly	2,784
Howmet Aerospace, Inc.	UBS AG	51,062	01/14/31	0.20%	1D OBFR01	Monthly	(2,211)
HSBC Holdings PLC	Barclays Bank PLC	38,845,822	08/18/27	0.25%	1D SONIA	Monthly	288,782
HSBC Holdings PLC	BNP Paribas SA	15,932,895	01/19/28	0.25%	1D SONIA	Monthly	171,084
Hubbell, Inc.	Barclays Bank PLC	186,365	02/16/27	0.15%	1D OBFR01	Monthly	(14,096)
Hubbell, Inc.	UBS AG	7,773,946	01/22/31	0.20%	1D OBFR01	Monthly	(276,914)
HubSpot, Inc.	Barclays Bank PLC	1,810,260	02/16/27	0.20%	1D OBFR01	Monthly	(76,318)
HubSpot, Inc.	UBS AG	5,249,158	01/14/31	0.20%	1D OBFR01	Monthly	43,144
Hudbay Minerals, Inc.	Bank of America N.A.	2,633,401	02/15/28	0.00%	CABROVER	Monthly	21,530
Hudbay Minerals, Inc.	Barclays Bank PLC	513,550	02/16/27	0.20%	CABROVER	Monthly	213
Hudbay Minerals, Inc.	BNP Paribas SA	205,254	01/17/28	0.20%	CABROVER	Monthly	(11,370)
Hudbay Minerals, Inc.	Morgan Stanley & Co. International PLC	16,917,114	01/04/27	0.20%	CABROVER	Monthly	(1,124,999)
Hudbay Minerals, Inc.	Morgan Stanley & Co. International PLC	11,322,916	01/06/27	0.20%	CABROVER	Monthly	(692,438)
HUGO BOSS AG	UBS AG	2,420,278	04/24/28	(0.50)%	1D ESTR	Monthly	(42,622)
Huhtamaki Oyj	Barclays Bank PLC	3,707,984	12/10/26	0.26%	1D ESTR	Monthly	9,335
Huishang Bank Corp Ltd., Class H	Bank of America N.A.	300,470	02/15/28	0.30%	HONIA	Monthly	12,557
Hulic Co. Ltd.	Barclays Bank PLC	5,086,911	09/09/27	0.19%	1D P TONA	Monthly	(177,391)
Hulic REIT, Inc.	Barclays Bank PLC	1,494,165	05/12/27	0.22%	1D P TONA	Monthly	(10,518)
Hunting PLC	Bank of America N.A.	1,355,019	02/15/28	0.25%	1D SONIA	Monthly	79,043
Hunting PLC	Barclays Bank PLC	103,639	12/10/26	0.25%	1D SONIA	Monthly	2,829
Hunting PLC	BNP Paribas SA	49,438	01/13/28	0.25%	1D SONIA	Monthly	2,884
Hunting PLC	Goldman Sachs Bank USA	924,167	08/19/26	0.25%	1D SONIA	Monthly	50,600
Huntington Bancshares, Inc.	Bank of America N.A.	7,424,468	02/15/28	0.20%	1D OBFR01	Monthly	40,084
Huntington Bancshares, Inc.	BNP Paribas SA	5,443,637	05/17/27	0.20%	1D OBFR01	Monthly	44,475
Huntington Ingalls Industries, Inc.	BNP Paribas SA	4,641,078	01/24/28	0.20%	1D OBFR01	Monthly	(279,798)
Huntsman Corp.	Bank of America N.A.	45,948	02/15/28	0.20%	1D OBFR01	Monthly	2,637
Huntsman Corp.	Barclays Bank PLC	276,535	02/16/27	0.20%	1D OBFR01	Monthly	10,176
Huntsman Corp.	BNP Paribas SA	51,338	01/28/28	0.20%	1D OBFR01	Monthly	2,664
Huntsman Corp.	SG Americas Securities LLC	7,565,859	12/08/27	0.20%	1D OBFR01	Monthly	446,034
Huron Consulting Group, Inc.	SG Americas Securities LLC	115,463	12/08/27	0.15%	1D OBFR01	Monthly	2,920
Husqvarna AB, Class B	Bank of America N.A.	809,223	02/15/28	0.26%	1D STIBOR	Monthly	62,894
Husqvarna AB, Class B	Barclays Bank PLC	426,168	02/19/27	0.26%	1D STIBOR	Monthly	50,925
Husqvarna AB, Class B	BNP Paribas SA	380,273	01/13/28	0.26%	1D STIBOR	Monthly	29,555
Husqvarna AB, Class B	Morgan Stanley & Co. International PLC	10,478,163	01/04/27	0.26%	1D STIBOR	Monthly	1,196,604
Husqvarna AB, Class B	UBS AG	452,762	01/03/31	0.15%	TN STIBOR	Monthly	35,189
Hyakugo Bank Ltd.	Barclays Bank PLC	52,552	01/20/27	0.15%	1D P TONA	Monthly	2,070
Hyakugo Bank Ltd.	BNP Paribas SA	57,426	01/14/28	0.25%	1D TONA	Monthly	(2,805)
Hyakugo Bank Ltd.	UBS AG	207,197	01/06/31	0.25%	1D P TONA	Monthly	(91)
Hycroft Mining Holding Corp., Class A	Goldman Sachs Bank USA	105,881	08/18/26	0.20%	1D FEDL01	Monthly	(10,684)
Hyperliquid Strategies, Inc.	BNP Paribas SA	26,951	01/28/28	0.20%	1D OBFR01	Monthly	(2,029)
iA Financial Corp., Inc.	BNP Paribas SA	41,059	01/17/28	0.20%	CABROVER	Monthly	511
IAMGOLD Corp.	Bank of America N.A.	1,239,872	02/15/28	0.20%	CABROVER	Monthly	(181,885)
IAMGOLD Corp.	BNP Paribas SA	643,011	01/17/28	0.20%	CABROVER	Monthly	(94,328)
Iberdrola SA	Barclays Bank PLC	65,083	02/19/27	0.26%	1D ESTR	Monthly	116
Iberdrola SA	Barclays Bank PLC	12,224,031	02/26/27	0.26%	1D ESTR	Monthly	21,748
ICF International, Inc.	Barclays Bank PLC	5,049,371	12/23/26	0.20%	1D OBFR01	Monthly	225,092
ICF International, Inc.	SG Americas Securities LLC	720,119	12/08/27	0.19%	1D OBFR01	Monthly	26,650
ICON PLC	UBS AG	77,651	01/22/31	0.20%	1D OBFR01	Monthly	12,280
IDACORP, Inc.	Barclays Bank PLC	120,405	02/16/27	0.20%	1D OBFR01	Monthly	3,549
IDACORP, Inc.	BNP Paribas SA	428,102	01/28/28	0.20%	1D OBFR01	Monthly	3,594
Idaho Strategic Resources, Inc.	UBS AG	105,968	04/21/28	0.20%	1D OBFR01	Monthly	(4,976)
Idemitsu Kosan Co. Ltd.	Barclays Bank PLC	15,146,488	09/09/27	0.18%	1D P TONA	Monthly	(497,193)
Idemitsu Kosan Co. Ltd.	UBS AG	16,880,404	04/18/28	0.25%	1D P TONA	Monthly	(1,895,701)
IDEXX Laboratories, Inc.	Barclays Bank PLC	189,699	02/16/27	0.15%	1D OBFR01	Monthly	(5,756)
IDEXX Laboratories, Inc.	UBS AG	295,026	01/14/31	0.20%	1D OBFR01	Monthly	(10,140)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
IDP Education Ltd.	Morgan Stanley & Co. International PLC	$ 1,630,421	01/06/27	0.29%	1D AONIA	Monthly	$ (93,186)
IDT Corp., Class B	Barclays Bank PLC	1,538,816	12/23/26	0.20%	1D OBFR01	Monthly	(54,175)
IES Holdings, Inc.	Bank of America N.A.	766,311	02/15/28	0.20%	1D OBFR01	Monthly	166,317
IES Holdings, Inc.	UBS AG	116,788	01/14/31	0.20%	1D OBFR01	Monthly	16,537
iFAST Corp. Ltd	SG Americas Securities LLC	102,209	12/08/27	0.30%	SORA	Monthly	(7,902)
IG Group Holdings PLC	Bank of America N.A.	2,979,558	02/15/28	0.25%	1D SONIA	Monthly	(23,600)
IG Group Holdings PLC	Bank of America N.A.	126,228	02/15/28	0.25%	1D SONIA	Monthly	(1,000)
IG Group Holdings PLC	Barclays Bank PLC	6,542,701	12/10/26	0.25%	1D SONIA	Monthly	(153,046)
IG Group Holdings PLC	UBS AG	93,103	01/03/31	0.25%	1D SONIA	Monthly	(2,132)
IGM Financial, Inc.	Barclays Bank PLC	4,893,551	02/23/27	0.20%	CABROVER	Monthly	145,043
IGM Financial, Inc.	Morgan Stanley & Co. International PLC	21,838,175	01/04/27	0.20%	CABROVER	Monthly	638,808
IHI Corp.	UBS AG	143,995	01/20/31	0.25%	1D P TONA	Monthly	302
Illinois Tool Works, Inc.	BNP Paribas SA	753,512	01/28/28	0.20%	1D OBFR01	Monthly	(18,183)
Illinois Tool Works, Inc.	Morgan Stanley & Co. International PLC	33,427,916	02/05/27	0.20%	1D FEDL01	Monthly	(1,136,416)
Illumina, Inc.	BNP Paribas SA	188,469	01/28/28	0.20%	1D OBFR01	Monthly	(7,484)
IMAX Corp.	Goldman Sachs Bank USA	489,239	08/18/26	0.20%	1D FEDL01	Monthly	21,027
IMI PLC	Barclays Bank PLC	9,030,092	02/26/27	0.25%	1D SONIA	Monthly	(192,443)
IMI PLC	BNP Paribas SA	187,950	01/13/28	0.25%	1D SONIA	Monthly	(671)
IMI PLC	Citibank N.A.	2,978,313	06/25/26	0.25%	1D SONIA	Monthly	(63,472)
IMI PLC	SG Americas Securities LLC	16,356,635	12/08/27	0.25%	1D SONIA	Monthly	155,188
IMI PLC	UBS AG	125,148	01/03/31	0.25%	1D SONIA	Monthly	(3,038)
Immunome, Inc.	Barclays Bank PLC	284,010	02/16/27	0.15%	1D OBFR01	Monthly	(9,235)
Immunovant, Inc.	Bank of America N.A.	376,713	02/15/28	0.20%	1D OBFR01	Monthly	2,149
Imperial Brands PLC	Goldman Sachs Bank USA	12,323,097	08/19/26	0.15%	1D SONIA	Monthly	(150,752)
Imperial Brands PLC	Morgan Stanley & Co. International PLC	12,896,991	01/04/27	0.25%	1D SONIA	Monthly	160,204
Imperial Hotel Ltd.	UBS AG	71,047	01/06/31	0.25%	1D P TONA	Monthly	(11,110)
Imperial Metals Corp.	Bank of America N.A.	64,365	02/15/28	0.20%	CABROVER	Monthly	(10,925)
Imperial Metals Corp.	BNP Paribas SA	187,486	01/17/28	0.20%	CABROVER	Monthly	(31,824)
Imperial Metals Corp.	Goldman Sachs Bank USA	91,310	08/18/26	0.20%	1D CORRA	Monthly	(15,499)
Imperial Oil Ltd.	Barclays Bank PLC	130,492	02/16/27	0.15%	CABROVER	Monthly	8,153
Implenia AG	Barclays Bank PLC	203,044	12/10/26	0.26%	SSARON	Monthly	(10,713)
Inaba Denki Sangyo Co. Ltd.	Bank of America N.A.	921,932	02/15/28	0.25%	1D P TONA	Monthly	(41,327)
Inaba Denki Sangyo Co. Ltd.	BNP Paribas SA	2,465,549	03/24/27	0.25%	1D TONA	Monthly	(110,521)
Inaba Denki Sangyo Co. Ltd.	Goldman Sachs Bank USA	1,183,322	08/19/26	0.25%	1D P TONA	Monthly	(53,044)
Inabata & Co. Ltd.	Barclays Bank PLC	2,558,494	05/12/27	0.00%	1D P TONA	Monthly	(7,067)
Incyte Corp.	UBS AG	6,735,962	04/18/28	0.20%	1D OBFR01	Monthly	(107,837)
Independent Bank Corp.	Bank of America N.A.	215,643	02/15/28	0.20%	1D OBFR01	Monthly	(7,217)
Independent Bank Corp.	Goldman Sachs Bank USA	865,357	08/19/26	0.20%	1D FEDL01	Monthly	(28,963)
Independent Bank Corp.	SG Americas Securities LLC	410,961	12/08/27	0.20%	1D OBFR01	Monthly	(12,042)
Indivior Pharmaceuticals, Inc.	Goldman Sachs Bank USA	338,299	08/18/26	0.20%	1D FEDL01	Monthly	34,319
Industria de Diseno Textil SA	Morgan Stanley & Co. International PLC	14,480,611	01/04/27	0.26%	1D ESTR	Monthly	(237,717)
Industria de Diseno Textil SA	UBS AG	13,784,744	04/18/28	0.26%	1D ESTR	Monthly	(166,451)
Industrivarden AB, Class A	Bank of America N.A.	281,471	02/15/28	0.26%	1D STIBOR	Monthly	(2,561)
Industrivarden AB, Class A	BNP Paribas SA	6,138,801	01/19/28	0.25%	1D STIBOR	Monthly	(26,790)
Industrivarden AB, Class A	UBS AG	2,942,684	09/03/29	0.25%	TN STIBOR	Monthly	(26,771)
Industrivarden AB, Class C	UBS AG	16,391,991	09/03/29	0.25%	TN STIBOR	Monthly	(229,974)
Indutrade AB	Morgan Stanley & Co. International PLC	4,047,453	01/08/27	0.26%	1D STIBOR	Monthly	(820,771)
Indutrade AB	UBS AG	10,142,130	09/03/29	0.23%	TN STIBOR	Monthly	(1,270,564)
Infineon Technologies AG, Class N	Bank of America N.A.	5,728,549	02/15/28	0.00%	1D ESTR	Monthly	1,553,378
Infineon Technologies AG, Class N	Barclays Bank PLC	275,182	02/19/27	0.26%	1D ESTR	Monthly	23,431
Infineon Technologies AG, Class N	BNP Paribas SA	1,323,539	01/13/28	0.26%	1D ESTR	Monthly	156,211
Infineon Technologies AG, Class N	UBS AG	1,140,205	01/03/31	0.26%	1D ESTR	Monthly	150,827
Informa PLC	Bank of America N.A.	61,765	02/15/28	0.25%	1D SONIA	Monthly	(1,866)
Informa PLC	Barclays Bank PLC	102,404	02/19/27	0.25%	1D SONIA	Monthly	(532)
Informa PLC	BNP Paribas SA	12,635,666	03/22/27	0.25%	1D SONIA	Monthly	(340,888)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Informa PLC	BNP Paribas SA	$ 70,816	01/13/28	0.25%	1D SONIA	Monthly	$ (1,910)
Infrastrutture Wireless Italiane SpA	UBS AG	591,727	01/03/31	0.19%	1D ESTR	Monthly	(409)
INFRONEER Holdings, Inc.	SG Americas Securities LLC	8,678,201	12/08/27	0.25%	1D P TONA	Monthly	(556,266)
INFRONEER Holdings, Inc.	UBS AG	3,331,199	09/03/29	0.25%	1D P TONA	Monthly	50,445
ING Groep NV	Barclays Bank PLC	15,787,581	08/18/27	0.22%	1D ESTR	Monthly	378,985
ING Groep NV	BNP Paribas SA	385,507	01/13/28	0.26%	1D ESTR	Monthly	(6,693)
ING Groep NV	UBS AG	135,599	01/03/31	0.26%	1D ESTR	Monthly	889
Inghams Group Ltd.	UBS AG	112,488	04/03/28	0.25%	1D AONIA	Monthly	(6,934)
Ingles Markets, Inc., Class A	BNP Paribas SA	68,710	01/28/28	0.20%	1D OBFR01	Monthly	991
Inhibrx Biosciences, Inc.	BNP Paribas SA	184,108	01/28/28	0.20%	1D OBFR01	Monthly	(2,052)
Inmode Ltd.	Citibank N.A.	2,215,710	06/25/26	0.20%	1D OBFR01	Monthly	9,226
Innospec, Inc.	Bank of America N.A.	64,432	02/15/28	0.20%	1D OBFR01	Monthly	1,381
Innospec, Inc.	Barclays Bank PLC	154,663	02/16/27	0.20%	1D OBFR01	Monthly	2,661
Innospec, Inc.	UBS AG	6,080,982	04/21/28	0.20%	1D OBFR01	Monthly	130,318
Innospec, Inc.	UBS AG	49,798	01/14/31	0.20%	1D OBFR01	Monthly	1,067
Innoviva, Inc.	Barclays Bank PLC	5,226,753	12/23/26	0.20%	1D OBFR01	Monthly	(113,432)
Insight Enterprises, Inc.	Barclays Bank PLC	5,573,937	12/23/26	0.20%	1D OBFR01	Monthly	(298,164)
Insilico Medicine Cayman TopCo	Bank of America N.A.	543,208	02/15/28	0.00%	HONIA	Monthly	33,780
Insilico Medicine Cayman TopCo	Barclays Bank PLC	518,800	01/20/27	0.15%	HONIA	Monthly	(76,852)
Insilico Medicine Cayman TopCo	BNP Paribas SA	69,346	01/14/28	0.30%	HONIA	Monthly	4,312
Insilico Medicine Cayman TopCo	UBS AG	163,619	01/04/30	0.25%	HONIA	Monthly	66
Insmed, Inc.	Barclays Bank PLC	4,582,183	12/23/26	0.20%	1D OBFR01	Monthly	(258,477)
Inspire Medical Systems, Inc.	Bank of America N.A.	225,767	02/15/28	0.20%	1D OBFR01	Monthly	(1,993)
Inspire Medical Systems, Inc.	BNP Paribas SA	58,056	01/28/28	0.20%	1D OBFR01	Monthly	(513)
Installed Building Products, Inc.	Citibank N.A.	5,887,841	02/24/28	0.20%	1D OBFR01	Monthly	(339,025)
Installed Building Products, Inc.	UBS AG	2,523,450	04/18/28	0.20%	1D OBFR01	Monthly	(49,134)
Insteel Industries, Inc.	Barclays Bank PLC	71,157	02/16/27	0.20%	1D OBFR01	Monthly	3,299
Intact Financial Corp.	Bank of America N.A.	5,457,805	02/15/28	0.00%	CABROVER	Monthly	61,983
Intact Financial Corp.	Bank of America N.A.	118,966	02/15/28	0.20%	CABROVER	Monthly	1,272
Intact Financial Corp.	Barclays Bank PLC	8,225,209	10/23/26	0.20%	CABROVER	Monthly	122,685
Intact Financial Corp.	BNP Paribas SA	61,389	01/17/28	0.20%	CABROVER	Monthly	657
Intact Financial Corp.	Morgan Stanley & Co. International PLC	9,387,202	01/06/27	0.20%	CABROVER	Monthly	131,282
Intapp, Inc.	SG Americas Securities LLC	139,542	12/08/27	0.20%	1D OBFR01	Monthly	(3,765)
Integer Holdings Corp.	Bank of America N.A.	198,393	02/15/28	0.20%	1D OBFR01	Monthly	1,286
IntegraFin Holdings PLC	Morgan Stanley & Co. International PLC	1,950,061	01/04/27	0.25%	1D SONIA	Monthly	(93,945)
Intel Corp.	Morgan Stanley & Co. International PLC	6,502,770	02/05/27	0.20%	1D FEDL01	Monthly	299,884
Interactive Brokers Group, Inc., Class A	Bank of America N.A.	1,674,214	02/15/28	0.20%	1D OBFR01	Monthly	(2,011)
Interactive Brokers Group, Inc., Class A	Barclays Bank PLC	801,174	02/16/27	0.20%	1D OBFR01	Monthly	14,257
Interactive Brokers Group, Inc., Class A	BNP Paribas SA	1,698,399	01/28/28	0.20%	1D OBFR01	Monthly	(39,234)
Intercontinental Exchange, Inc.	Bank of America N.A.	4,600,684	02/15/28	0.20%	1D OBFR01	Monthly	(178,748)
Intercontinental Exchange, Inc.	Bank of America N.A.	623,634	02/15/28	0.20%	1D OBFR01	Monthly	(26,370)
Intercontinental Exchange, Inc.	Barclays Bank PLC	424,685	02/16/27	0.20%	1D OBFR01	Monthly	(1,952)
Intercontinental Exchange, Inc.	UBS AG	201,220	01/14/31	0.20%	1D OBFR01	Monthly	(8,509)
InterContinental Hotels Group PLC	Barclays Bank PLC	109,761	04/05/27	0.20%	1D OBFR01	Monthly	1,621
InterContinental Hotels Group PLC	BNP Paribas SA	274,898	01/28/28	0.25%	1D OBFR01	Monthly	2,485
InterContinental Hotels Group PLC	UBS AG	81,037	01/21/31	0.25%	1D OBFR01	Monthly	(253)
InterDigital, Inc.	Barclays Bank PLC	497,926	02/16/27	0.20%	1D OBFR01	Monthly	(2)
Interface, Inc., Class A	Bank of America N.A.	188,716	02/15/28	0.20%	1D OBFR01	Monthly	5,217
Interface, Inc., Class A	UBS AG	1,101,175	04/21/28	0.20%	1D OBFR01	Monthly	(1,477)
Interface, Inc., Class A	UBS AG	61,938	01/14/31	0.20%	1D OBFR01	Monthly	1,712
International Bancshares Corp.	Bank of America N.A.	788,991	02/15/28	0.20%	1D OBFR01	Monthly	6,319
International Bancshares Corp.	Goldman Sachs Bank USA	975,100	08/18/26	0.20%	1D FEDL01	Monthly	7,810
International Bancshares Corp.	UBS AG	243,686	01/14/31	0.20%	1D OBFR01	Monthly	1,952
International Business Machines Corp.	Bank of America N.A.	1,888,878	02/15/28	0.20%	1D OBFR01	Monthly	(169,232)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
International Business Machines Corp.	Barclays Bank PLC	$ 1,405,883	02/16/27	0.20%	1D OBFR01	Monthly	$ (116,552)
International Business Machines Corp.	BNP Paribas SA	15,453,780	01/24/28	0.20%	1D OBFR01	Monthly	(893,494)
International Business Machines Corp.	BNP Paribas SA	4,976,862	01/28/28	0.20%	1D OBFR01	Monthly	(144,530)
International Business Machines Corp.	UBS AG	8,986,130	01/14/31	0.20%	1D OBFR01	Monthly	(32,884)
International Consolidated Airlines Group SA	SG Americas Securities LLC	5,915,673	12/08/27	0.26%	1D ESTR	Monthly	(241,183)
International Game Technology PLC	UBS AG	7,919,871	04/21/28	0.20%	1D OBFR01	Monthly	136,763
International Paper Co.	Morgan Stanley & Co. International PLC	572,815	02/05/27	0.20%	1D FEDL01	Monthly	(20,053)
International Seaways, Inc.	Goldman Sachs Bank USA	409,330	08/18/26	0.20%	1D FEDL01	Monthly	23,171
Intertek Group PLC	SG Americas Securities LLC	6,659,342	12/08/27	0.25%	1D SONIA	Monthly	1,625,922
Intertek Group PLC	UBS AG	9,222,578	04/18/28	0.25%	1D SONIA	Monthly	784,259
Intertek Group PLC	UBS AG	53,387,260	09/03/29	0.25%	1D SONIA	Monthly	4,539,882
Intertek Group PLC	UBS AG	28,120,843	01/20/31	0.25%	1D SONIA	Monthly	2,391,307
Intesa Sanpaolo SpA	Barclays Bank PLC	502,721	02/19/27	0.26%	1D ESTR	Monthly	5,440
Intesa Sanpaolo SpA	Barclays Bank PLC	61,686,428	08/18/27	0.26%	1D ESTR	Monthly	729,773
Intesa Sanpaolo SpA	BNP Paribas SA	7,233	01/13/28	0.26%	1D ESTR	Monthly	(4)
Intesa Sanpaolo SpA	SG Americas Securities LLC	91,851,636	12/08/27	0.26%	1D ESTR	Monthly	2,200,410
Intuit, Inc.	BNP Paribas SA	722,541	01/28/28	0.20%	1D OBFR01	Monthly	(2,262)
Intuit, Inc.	SG Americas Securities LLC	18,309,807	12/08/27	0.20%	1D OBFR01	Monthly	(91,099)
Intuitive Machines, Inc., Class A	Goldman Sachs Bank USA	101,162	08/18/26	0.20%	1D FEDL01	Monthly	(8,203)
Intuitive Surgical, Inc.	Barclays Bank PLC	506,350	02/16/27	0.20%	1D OBFR01	Monthly	(27,232)
Intuitive Surgical, Inc.	UBS AG	368,131	01/14/31	0.20%	1D OBFR01	Monthly	(8,450)
Inventiva SACA	Barclays Bank PLC	98,966	02/19/27	0.26%	1D ESTR	Monthly	(4,814)
Inventiva SACA	UBS AG	32,493	01/03/31	0.26%	1D ESTR	Monthly	(2,015)
InvenTrust Properties Corp.	Bank of America N.A.	73,956	02/15/28	0.20%	1D OBFR01	Monthly	627
InvenTrust Properties Corp.	Barclays Bank PLC	956,100	02/16/27	0.20%	1D OBFR01	Monthly	(1,783)
InvenTrust Properties Corp.	BNP Paribas SA	1,161,187	01/28/28	0.20%	1D OBFR01	Monthly	9,844
InvenTrust Properties Corp.	UBS AG	926,453	01/14/31	0.20%	1D OBFR01	Monthly	7,854
Invesco Ltd.	Barclays Bank PLC	38,648,786	12/23/26	0.20%	1D OBFR01	Monthly	966,843
Invesco QQQ Trust Series 1	Bank of America N.A.	12,767,261	02/15/28	0.00%	1D OBFR01	Monthly	399,904
Invesco QQQ Trust Series 1	Barclays Bank PLC	49,100,070	02/16/27	0.20%	1D OBFR01	Monthly	906,979
Invesco QQQ Trust Series 1	BNP Paribas SA	63,736,813	01/28/28	0.20%	1D OBFR01	Monthly	3,033,848
Invesco QQQ Trust Series 1	UBS AG	3,049,322	01/14/31	0.20%	1D OBFR01	Monthly	145,147
Investec PLC	SG Americas Securities LLC	6,692,910	12/08/27	0.25%	1D SONIA	Monthly	10,658
Investment AB Latour, Class B	Barclays Bank PLC	3,210,117	02/26/27	0.26%	1D STIBOR	Monthly	(302,437)
Investor AB, Class B	Barclays Bank PLC	364,696	02/19/27	0.15%	1D STIBOR	Monthly	(7,421)
Invincible Investment Corp.	Goldman Sachs Bank USA	772,308	08/19/26	0.25%	1D P TONA	Monthly	(14,135)
INVISIO AB	SG Americas Securities LLC	437,528	12/08/27	0.15%	1D STIBOR	Monthly	(11,863)
Ionis Pharmaceuticals, Inc.	BNP Paribas SA	3,280,417	05/17/27	0.20%	1D OBFR01	Monthly	(845)
Ionis Pharmaceuticals, Inc.	SG Americas Securities LLC	9,085,564	12/08/27	0.19%	1D OBFR01	Monthly	(18,672)
IPG Photonics Corp.	Bank of America N.A.	165,602	02/15/28	0.20%	1D OBFR01	Monthly	(3,276)
IPG Photonics Corp.	Morgan Stanley & Co. International PLC	10,294,487	02/08/27	0.20%	1D FEDL01	Monthly	(462,181)
IPG Photonics Corp.	UBS AG	219,606	01/14/31	0.20%	1D OBFR01	Monthly	(8,760)
Ipsen SA	Barclays Bank PLC	10,513,830	12/10/26	0.26%	1D ESTR	Monthly	475,630
Ipsen SA	Barclays Bank PLC	41,278,912	08/18/27	0.26%	1D ESTR	Monthly	1,867,396
Ipsen SA	Goldman Sachs Bank USA	4,339,586	08/19/26	0.18%	1D ESTR	Monthly	121,089
Ipsen SA	Morgan Stanley & Co. International PLC	4,779,270	01/04/27	0.26%	1D ESTR	Monthly	216,207
Ipsen SA	Morgan Stanley & Co. International PLC	6,905,937	01/06/27	0.26%	1D ESTR	Monthly	312,414
IPSOS SA	Barclays Bank PLC	1,832,190	12/10/26	0.26%	1D ESTR	Monthly	101,399
IQE PLC	UBS AG	127,449	01/03/31	0.00%	1D SONIA	Monthly	(41,542)
IQVIA Holdings, Inc.	Barclays Bank PLC	53,439	02/16/27	0.15%	1D OBFR01	Monthly	(5,136)
IQVIA Holdings, Inc.	UBS AG	4,708,430	04/18/28	0.20%	1D OBFR01	Monthly	(521,602)
IQVIA Holdings, Inc.	UBS AG	78,898	01/14/31	0.20%	1D OBFR01	Monthly	(8,740)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
iRadimed Corp.	Morgan Stanley & Co. International PLC	$ 1,094,840	02/08/27	0.20%	1D FEDL01	Monthly	$ (81,378)
Iren SpA	Bank of America N.A.	3,032,112	02/15/28	0.26%	1D ESTR	Monthly	44,008
Iren SpA	Goldman Sachs Bank USA	1,039,066	08/19/26	0.26%	1D ESTR	Monthly	15,081
Iren SpA	Morgan Stanley & Co. International PLC	2,180,036	01/04/27	0.26%	1D ESTR	Monthly	26,490
IRESS Ltd.	BNP Paribas SA	72,757	01/14/28	0.00%	1D AONIA	Monthly	1,485
IRESS Ltd.	UBS AG	148,905	01/03/31	0.25%	1D AONIA	Monthly	(6,722)
iRhythm Technologies, Inc.	Citibank N.A.	2,198,515	06/25/26	0.20%	1D OBFR01	Monthly	129,982
Iridium Communications, Inc.	Barclays Bank PLC	15,676,210	12/23/26	0.20%	1D OBFR01	Monthly	(516,073)
Iriso Electronics Co. Ltd.	Barclays Bank PLC	5,236,177	05/12/27	0.00%	1D P TONA	Monthly	(282,399)
Iron Mountain, Inc.	Barclays Bank PLC	2,530,205	02/23/27	0.20%	1D OBFR01	Monthly	204,534
Iron Mountain, Inc.	BNP Paribas SA	349,961	01/28/28	0.20%	1D OBFR01	Monthly	38,340
Isabella Bank Corp.	Barclays Bank PLC	22,017	02/16/27	0.20%	1D OBFR01	Monthly	(3,147)
Isabella Bank Corp.	UBS AG	53,203	01/14/31	0.20%	1D OBFR01	Monthly	(9,890)
Ise Chemicals Corp.	Bank of America N.A.	75,073	03/15/28	0.25%	1D P TONA	Monthly	2,046
Ise Chemicals Corp.	Barclays Bank PLC	204,561	01/20/27	0.00%	1D P TONA	Monthly	(29)
Ise Chemicals Corp.	BNP Paribas SA	75,073	01/14/28	0.25%	1D TONA	Monthly	2,046
Ise Chemicals Corp.	UBS AG	75,073	01/06/31	0.25%	1D P TONA	Monthly	2,046
Ishihara Sangyo Kaisha Ltd.	Barclays Bank PLC	144,355	01/20/27	0.15%	1D P TONA	Monthly	3,956
Ishihara Sangyo Kaisha Ltd.	BNP Paribas SA	43,384	01/14/28	0.25%	1D TONA	Monthly	2,843
Ishihara Sangyo Kaisha Ltd.	Morgan Stanley & Co. International PLC	2,754,737	01/06/27	0.25%	1D P TONA	Monthly	45,839
IsoEnergy Ltd.	Bank of America N.A.	75,994	02/15/28	0.20%	CABROVER	Monthly	(140)
Ispace, Inc./Japan	Bank of America N.A.	118,062	03/15/28	0.25%	1D P TONA	Monthly	(10,146)
Ispace, Inc./Japan	BNP Paribas SA	190,338	01/14/28	0.25%	1D TONA	Monthly	(16,357)
Ispace, Inc./Japan	UBS AG	53,962	01/06/31	0.25%	1D P TONA	Monthly	(4,637)
Israel Discount Bank Ltd., Class A	BNP Paribas SA	15,566,763	06/17/27	0.70%	SHIR	Monthly	(918,692)
ISS A/S	Bank of America N.A.	38,221	02/15/28	0.26%	1W CIBOR	Monthly	(1,573)
ISS A/S	UBS AG	14,615	01/03/31	0.25%	DESTR	Monthly	(601)
Isuzu Motors Ltd.	Barclays Bank PLC	3,840,622	05/12/27	0.23%	1D P TONA	Monthly	(271,987)
Isuzu Motors Ltd.	Barclays Bank PLC	886,754	09/09/27	0.23%	1D P TONA	Monthly	(62,799)
Italgas SpA	Barclays Bank PLC	8,803,932	12/10/26	0.26%	1D ESTR	Monthly	(10,661)
ITM Power PLC	BNP Paribas SA	200,989	01/13/28	0.25%	1D SONIA	Monthly	29,333
ITOCHU Corp.	Barclays Bank PLC	6,794,102	09/09/27	0.15%	1D P TONA	Monthly	9,709
Itron, Inc.	Barclays Bank PLC	5,404,987	12/23/26	0.15%	1D OBFR01	Monthly	(290,756)
Itron, Inc.	UBS AG	330,402	01/14/31	0.20%	1D OBFR01	Monthly	(46,571)
ITT, Inc.	BNP Paribas SA	23,441,222	05/17/27	0.20%	1D OBFR01	Monthly	(151,037)
ITT, Inc.	BNP Paribas SA	718,331	01/28/28	0.20%	1D OBFR01	Monthly	6,353
ITV PLC	Bank of America N.A.	146,978	02/15/28	0.25%	1D SONIA	Monthly	2,365
ITV PLC	BNP Paribas SA	83,450	01/13/28	0.25%	1D SONIA	Monthly	1,343
ITV PLC	UBS AG	181,440	01/03/31	0.25%	1D SONIA	Monthly	2,919
Ivanhoe Electric, Inc.	BNP Paribas SA	243,555	01/28/28	0.20%	1D OBFR01	Monthly	(5,764)
J & J Snack Foods Corp.	BNP Paribas SA	1,334,222	05/17/27	0.20%	1D OBFR01	Monthly	147,575
J M Smucker Co.	Goldman Sachs Bank USA	3,391,515	08/18/26	0.20%	1D FEDL01	Monthly	142,368
J M Smucker Co.	UBS AG	550,002	01/14/31	0.20%	1D OBFR01	Monthly	26,709
J Sainsbury PLC	Barclays Bank PLC	48,038	02/19/27	0.15%	1D SONIA	Monthly	(3,306)
J Sainsbury PLC	BNP Paribas SA	166,971	01/13/28	0.25%	1D SONIA	Monthly	(3,087)
J Sainsbury PLC	Citibank N.A.	806,050	06/25/26	0.25%	1D SONIA	Monthly	(55,472)
J Sainsbury PLC	Citibank N.A.	40,375,608	07/06/26	0.25%	1D SONIA	Monthly	(2,765,676)
J Sainsbury PLC	UBS AG	46,932,276	04/18/28	0.11%	1D SONIA	Monthly	(2,652,987)
J Sainsbury PLC	UBS AG	23,263,083	09/03/29	0.25%	1D SONIA	Monthly	(1,321,272)
J Sainsbury PLC	UBS AG	73,787	01/03/31	0.25%	1D SONIA	Monthly	(4,697)
J Trust Co. Ltd.	BNP Paribas SA	78,316	01/14/28	0.25%	1D TONA	Monthly	4,598
Jabil, Inc.	Bank of America N.A.	5,507,478	02/15/28	0.20%	1D OBFR01	Monthly	50,645
Jabil, Inc.	Barclays Bank PLC	16,929,330	12/23/26	0.20%	1D OBFR01	Monthly	54,854
Jabil, Inc.	Barclays Bank PLC	6,128,653	02/16/27	0.20%	1D OBFR01	Monthly	26,827
Jabil, Inc.	Barclays Bank PLC	8,909,218	02/23/27	0.20%	1D OBFR01	Monthly	28,868
Jabil, Inc.	BNP Paribas SA	6,081,923	01/28/28	0.20%	1D OBFR01	Monthly	648,978
Jabil, Inc.	Citibank N.A.	3,602,508	02/24/28	0.20%	1D OBFR01	Monthly	11,673
Jabil, Inc.	UBS AG	133,185	01/14/31	0.15%	1D OBFR01	Monthly	6,535
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Jackson Financial, Inc., Class A	Bank of America N.A.	$ 90,829	02/15/28	0.20%	1D OBFR01	Monthly	$ 6,997
Jackson Financial, Inc., Class A	Barclays Bank PLC	112,488	02/16/27	0.20%	1D OBFR01	Monthly	3,745
Jackson Financial, Inc., Class A	UBS AG	742,218	01/14/31	0.20%	1D OBFR01	Monthly	57,173
Jacobs Solutions, Inc.	Bank of America N.A.	6,330,806	02/15/28	0.20%	1D OBFR01	Monthly	138,012
Jacobs Solutions, Inc.	Barclays Bank PLC	38,917,579	12/23/26	0.20%	1D OBFR01	Monthly	603,200
Jacobs Solutions, Inc.	Barclays Bank PLC	4,629,604	02/16/27	0.20%	1D OBFR01	Monthly	87,132
Jacobs Solutions, Inc.	Barclays Bank PLC	21,138,096	02/23/27	0.20%	1D OBFR01	Monthly	308,247
Jacobs Solutions, Inc.	BNP Paribas SA	17,480,506	01/28/28	0.20%	1D OBFR01	Monthly	300,039
Jacobs Solutions, Inc.	UBS AG	3,548,248	01/14/31	0.20%	1D OBFR01	Monthly	13,633
Jade Biosciences, Inc.	Bank of America N.A.	82,368	02/15/28	0.20%	1D OBFR01	Monthly	(6,387)
James Halstead PLC	UBS AG	276,740	01/03/31	0.25%	1D SONIA	Monthly	(9,529)
James Hardie Industries PLC	UBS AG	821,707	01/14/31	0.20%	1D OBFR01	Monthly	43,269
Jamieson Wellness, Inc.	Morgan Stanley & Co. International PLC	75,099	01/04/27	0.20%	CABROVER	Monthly	(726)
Japan Aviation Electronics Industry Ltd.	Barclays Bank PLC	956,098	05/12/27	0.00%	1D P TONA	Monthly	(29,589)
Japan Electronic Materials Corp.	UBS AG	150,105	04/03/28	0.25%	1D P TONA	Monthly	20,372
Japan Engine Corp.	Bank of America N.A.	97,653	03/15/28	0.25%	1D P TONA	Monthly	5,434
Japan Engine Corp.	Barclays Bank PLC	118,399	01/20/27	0.15%	1D P TONA	Monthly	(7,383)
Japan Engine Corp.	UBS AG	225,352	01/06/31	0.25%	1D P TONA	Monthly	12,539
Japan Exchange Group, Inc.	Barclays Bank PLC	70,078	01/20/27	0.15%	1D P TONA	Monthly	201
Japan Hotel REIT Investment Corp.	Goldman Sachs Bank USA	2,396,623	08/19/26	0.25%	1D P TONA	Monthly	(42,835)
Japan Investment Adviser Co. Ltd.	Barclays Bank PLC	56,539	01/20/27	0.15%	1D P TONA	Monthly	6,543
Japan Investment Adviser Co. Ltd.	Goldman Sachs Bank USA	952,522	08/19/26	0.25%	1D P TONA	Monthly	91,841
Japan Investment Adviser Co. Ltd.	UBS AG	10,286	01/06/31	0.25%	1D P TONA	Monthly	928
Japan Material Co. Ltd.	Morgan Stanley & Co. International PLC	7,902,672	01/06/27	0.25%	1D P TONA	Monthly	(86,152)
Japan Metropolitan Fund Invest	Barclays Bank PLC	17,650,690	05/12/27	0.00%	1D P TONA	Monthly	(343,748)
Japan Petroleum Exploration Co. Ltd.	Bank of America N.A.	96,579	03/15/28	0.15%	1D P TONA	Monthly	(6,452)
Japan Petroleum Exploration Co. Ltd.	BNP Paribas SA	76,650	01/14/28	0.25%	1D TONA	Monthly	(5,120)
Japan Post Holdings Co. Ltd.	Barclays Bank PLC	33,158,518	05/12/27	0.00%	1D P TONA	Monthly	290,864
Japan Post Holdings Co. Ltd.	UBS AG	41,452,791	09/03/29	0.25%	1D P TONA	Monthly	(1,102,003)
Japan Real Estate Investment Corp.	Barclays Bank PLC	1,217,208	05/12/27	0.25%	1D P TONA	Monthly	(1,778)
Japan Tobacco, Inc.	Barclays Bank PLC	46,457,830	05/12/27	0.23%	1D P TONA	Monthly	1,313,909
Jardine Matheson Holdings Ltd.	Bank of America N.A.	4,006,775	02/15/28	0.30%	1D OBFR01	Monthly	(277,751)
Jardine Matheson Holdings Ltd.	Barclays Bank PLC	1,770,868	05/08/28	0.00%	1D OBFR01	Monthly	(127,916)
Jardine Matheson Holdings Ltd.	UBS AG	22,165,450	04/01/30	0.30%	1D OBFR01	Monthly	(1,536,516)
JB Hi-Fi Ltd.	Barclays Bank PLC	5,344,601	09/09/27	0.30%	1D AONIA	Monthly	31,222
JB Hi-Fi Ltd.	BNP Paribas SA	4,562,833	09/07/26	0.25%	1D AONIA	Monthly	187,058
JB Hi-Fi Ltd.	Morgan Stanley & Co. International PLC	2,337,555	01/06/27	0.29%	1D AONIA	Monthly	13,655
JB Hi-Fi Ltd.	Morgan Stanley & Co. International PLC	6,251,396	01/07/27	0.29%	1D AONIA	Monthly	36,519
JB Hi-Fi Ltd.	UBS AG	6,245,270	04/18/28	0.25%	1D AONIA	Monthly	271,394
JB Hi-Fi Ltd.	UBS AG	1,456,898	09/03/29	0.25%	1D AONIA	Monthly	63,311
JB Hunt Transport Services, Inc.	Barclays Bank PLC	1,104,471	02/23/27	0.20%	1D OBFR01	Monthly	20,120
JBCC Holdings, Inc.	Citibank N.A.	702,769	02/24/27	0.25%	1D P TONA	Monthly	(17,559)
JCDecaux SE	Barclays Bank PLC	2,797,556	12/10/26	0.26%	1D ESTR	Monthly	(27,457)
JCR Pharmaceuticals Co. Ltd.	Bank of America N.A.	812,675	02/15/28	0.25%	1D P TONA	Monthly	(32,850)
Jefferies Financial Group, Inc.	Morgan Stanley & Co. International PLC	13,744,878	02/05/27	0.20%	1D FEDL01	Monthly	353,782
Jefferies Financial Group, Inc.	UBS AG	15,296,635	01/22/31	0.20%	1D OBFR01	Monthly	441,746
Jefferson Capital, Inc.	SG Americas Securities LLC	101,095	12/08/27	0.20%	1D OBFR01	Monthly	1,920
Jenoptik AG	UBS AG	3,472,984	04/24/28	0.26%	1D ESTR	Monthly	200,635
Jenoptik AG	UBS AG	95,128	01/03/31	0.26%	1D ESTR	Monthly	2,667
Jeronimo Martins SGPS SA	Bank of America N.A.	1,672,923	02/15/28	0.26%	1D ESTR	Monthly	(27,177)
Jeronimo Martins SGPS SA	Barclays Bank PLC	764,806	02/19/27	0.26%	1D ESTR	Monthly	(3,670)
Jeronimo Martins SGPS SA	UBS AG	36,828	01/03/31	0.26%	1D ESTR	Monthly	(1,049)
JINS Holdings, Inc.	Barclays Bank PLC	4,867,012	05/12/27	0.00%	1D P TONA	Monthly	151,385
JINS Holdings, Inc.	UBS AG	5,324,333	04/03/28	0.25%	1D P TONA	Monthly	270,014
Joby Aviation, Inc., Class A	Bank of America N.A.	418,144	02/15/28	0.00%	1D OBFR01	Monthly	23,500

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Johnson & Johnson	UBS AG	$ 12,461,503	04/18/28	0.20%	1D OBFR01	Monthly	$ 29,235
Johnson Controls International PLC	Bank of America N.A.	65,724	02/15/28	0.20%	1D OBFR01	Monthly	4,225
Johnson Controls International PLC	BNP Paribas SA	102,908	01/28/28	0.20%	1D OBFR01	Monthly	6,615
Johnson Controls International PLC	UBS AG	5,771,876	01/22/31	0.20%	1D OBFR01	Monthly	371,022
Johnson Matthey PLC	Barclays Bank PLC	5,312,936	12/10/26	0.25%	1D SONIA	Monthly	32,657
Johnson Matthey PLC	Morgan Stanley & Co. International PLC	3,326,634	01/04/27	0.25%	1D SONIA	Monthly	16,935
Johnson Matthey PLC	UBS AG	344,369	01/20/31	0.25%	1D SONIA	Monthly	2,780
Joyful Honda Co. Ltd.	Citibank N.A.	1,707,634	02/24/27	0.25%	1D P TONA	Monthly	(64,302)
Joyful Honda Co. Ltd.	SG Americas Securities LLC	1,140,031	12/08/27	0.25%	1D P TONA	Monthly	(73,376)
JPMorgan Chase & Co.	SG Americas Securities LLC	27,757,336	12/08/27	0.20%	1D OBFR01	Monthly	474,084
JPMorgan Chase & Co.	UBS AG	625,321	01/14/31	0.20%	1D OBFR01	Monthly	14,921
JSB Co. Ltd.	UBS AG	50,206	01/06/31	0.25%	1D P TONA	Monthly	(862)
JTEKT Corp.	Barclays Bank PLC	22,281,609	05/12/27	0.22%	1D P TONA	Monthly	2,328,337
Julius Baer Group Ltd., Class N	Barclays Bank PLC	2,110,003	11/09/26	0.26%	SSARON	Monthly	33,527
Julius Baer Group Ltd., Class N	BNP Paribas SA	50,467	01/14/28	0.26%	SSARON	Monthly	1,811
Jumbo Interactive Ltd.	Bank of America N.A.	2,584,210	02/15/28	0.25%	1D AONIA	Monthly	(135,663)
Jumbo Interactive Ltd.	SG Americas Securities LLC	457,146	12/08/27	0.30%	1D AONIA	Monthly	(46,103)
Jungheinrich AG	Bank of America N.A.	406,784	02/15/28	0.26%	1D ESTR	Monthly	(43,943)
Jungheinrich AG	Barclays Bank PLC	61,776	02/19/27	0.26%	1D ESTR	Monthly	(6,249)
Juroku Financial Group, Inc.	Barclays Bank PLC	4,413,397	05/12/27	0.24%	1D P TONA	Monthly	220,561
Jyske Bank A/S	Bank of America N.A.	260,264	02/15/28	0.26%	1W CIBOR	Monthly	(12,602)
Jyske Bank A/S	Barclays Bank PLC	119,915	03/01/27	0.26%	DESTR	Monthly	(2,140)
Jyske Bank A/S	BNP Paribas SA	127,572	01/14/28	0.25%	DESTR	Monthly	(6,177)
Jyske Bank A/S	UBS AG	665,362	01/03/31	0.25%	DESTR	Monthly	(32,217)
Kadant, Inc.	Barclays Bank PLC	325,573	02/16/27	0.20%	1D OBFR01	Monthly	(30,391)
Kaga Electronics Co. Ltd.	Barclays Bank PLC	6,889,024	05/12/27	0.00%	1D P TONA	Monthly	228,947
Kaiser Aluminum Corp.	UBS AG	3,270,621	04/21/28	0.20%	1D OBFR01	Monthly	767,718
Kajima Corp.	BNP Paribas SA	1,716,413	01/21/28	0.25%	1D TONA	Monthly	(4,531)
Kajima Corp.	SG Americas Securities LLC	30,000,988	12/08/27	0.25%	1D P TONA	Monthly	(723,121)
Kajima Corp.	UBS AG	37,481,843	09/03/29	0.25%	1D P TONA	Monthly	(86,217)
Kaken Pharmaceutical Co. Ltd.	Morgan Stanley & Co. International PLC	8,104,117	01/06/27	0.25%	1D P TONA	Monthly	121,334
Kamigumi Co. Ltd.	SG Americas Securities LLC	18,699,164	12/08/27	0.25%	1D P TONA	Monthly	(1,393,995)
Kanamoto Co. Ltd.	BNP Paribas SA	4,332,707	03/24/27	0.25%	1D TONA	Monthly	165,592
Kandenko Co. Ltd.	Barclays Bank PLC	96,643	05/12/27	0.00%	1D P TONA	Monthly	12,410
Kandenko Co. Ltd.	Morgan Stanley & Co. International PLC	1,778,238	01/06/27	0.25%	1D P TONA	Monthly	228,352
Kaneka Corp.	UBS AG	3,723,006	04/03/28	0.25%	1D P TONA	Monthly	(107,400)
Kansai Electric Power Co., Inc.	BNP Paribas SA	23,110,378	09/07/26	0.25%	1D TONA	Monthly	(236,799)
Kao Corp.	BNP Paribas SA	30,448,402	09/07/26	0.25%	1D TONA	Monthly	(1,232,753)
Kao Corp.	Morgan Stanley & Co. International PLC	48,881,929	01/07/27	0.25%	1D P TONA	Monthly	(1,395,319)
Karman Holdings, Inc.	Bank of America N.A.	86,981	02/15/28	0.20%	1D OBFR01	Monthly	(23,216)
Karman Holdings, Inc.	Barclays Bank PLC	1,826,701	02/16/27	0.20%	1D OBFR01	Monthly	(314,350)
Karman Holdings, Inc.	BNP Paribas SA	476,692	01/28/28	0.20%	1D OBFR01	Monthly	(81,797)
Karman Holdings, Inc.	UBS AG	192,062	01/14/31	0.20%	1D OBFR01	Monthly	(6,341)
Kawasaki Kisen Kaisha Ltd.	SG Americas Securities LLC	26,815,779	12/08/27	0.25%	1D P TONA	Monthly	(523,781)
Kawasaki Kisen Kaisha Ltd.	UBS AG	960,409	04/18/28	0.15%	1D P TONA	Monthly	13,490
KB Home	Barclays Bank PLC	519,506	02/16/27	0.15%	1D OBFR01	Monthly	(24,209)
KB Home	BNP Paribas SA	1,196,785	01/28/28	0.20%	1D OBFR01	Monthly	32,954
KB Home	UBS AG	90,443	01/14/31	0.20%	1D OBFR01	Monthly	(2,427)
KBR, Inc.	BNP Paribas SA	10,900,674	05/17/27	0.20%	1D OBFR01	Monthly	450,623
KBR, Inc.	UBS AG	204,676	01/14/31	0.20%	1D OBFR01	Monthly	4,406
Keiyo Bank Ltd.	Barclays Bank PLC	79,556	01/20/27	0.15%	1D P TONA	Monthly	2,226
Keller Group PLC	Bank of America N.A.	3,692,152	02/15/28	0.25%	1D SONIA	Monthly	180,016
Keller Group PLC	Barclays Bank PLC	127,588	02/19/27	0.25%	1D SONIA	Monthly	657
Keller Group PLC	BNP Paribas SA	2,659,511	03/17/27	0.25%	1D SONIA	Monthly	122,282
Keller Group PLC	SG Americas Securities LLC	4,469,880	12/08/27	0.25%	1D SONIA	Monthly	208,663
Kemira OYJ	UBS AG	307,790	01/03/31	0.26%	1D ESTR	Monthly	(27,041)
Kemper Corp.	Bank of America N.A.	287,008	02/15/28	0.20%	1D OBFR01	Monthly	10,509
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Kemper Corp.	UBS AG	$ 1,428,343	04/21/28	0.20%	1D OBFR01	Monthly	$ 52,299
Kenedix Office Investment Corp.	Citibank N.A.	1,711,480	02/24/27	0.25%	1D P TONA	Monthly	(21,465)
Kennametal, Inc.	Bank of America N.A.	266,935	02/15/28	0.20%	1D OBFR01	Monthly	4,345
Kennametal, Inc.	BNP Paribas SA	266,325	01/28/28	0.20%	1D OBFR01	Monthly	4,335
Kennametal, Inc.	Citibank N.A.	3,720,623	06/25/26	0.20%	1D OBFR01	Monthly	(27,573)
Keppel Corp. Ltd.	BNP Paribas SA	229,832	02/04/28	0.30%	SORA	Monthly	(20,126)
Keppel REIT	BNP Paribas SA	—	02/04/28	0.00%	SORA	Monthly	1,916
Kerry Group PLC	UBS AG	139,806	01/03/31	0.26%	1D ESTR	Monthly	10,198
Kerry Group PLC, Class A	Barclays Bank PLC	10,894,679	12/10/26	0.26%	1D ESTR	Monthly	760,072
Kerry Group PLC, Class A	Citibank N.A.	24,477,101	07/06/26	0.26%	1D ESTR	Monthly	1,707,656
Kerry Group PLC, Class A	JPMorgan Chase Bank N.A.	885,958	02/10/27	0.26%	1D ESTR	Monthly	46,612
Kerry Group PLC, Class A	SG Americas Securities LLC	15,038,354	12/08/27	0.26%	1D ESTR	Monthly	782,537
Kesko OYJ, Class B	UBS AG	80,686	01/03/31	0.26%	1D ESTR	Monthly	2,510
KeyCorp	Barclays Bank PLC	9,669,667	02/23/27	0.20%	1D OBFR01	Monthly	92,141
KeyCorp	BNP Paribas SA	67,147	01/28/28	0.20%	1D OBFR01	Monthly	1,681
Keyera Corp.	Barclays Bank PLC	19,138,402	10/23/26	0.20%	CABROVER	Monthly	1,062,389
Keysight Technologies, Inc.	Barclays Bank PLC	19,579,457	02/23/27	0.20%	1D OBFR01	Monthly	620,148
Keysight Technologies, Inc.	BNP Paribas SA	80,337	01/28/28	0.20%	1D OBFR01	Monthly	6,091
Keystone INFRA Ltd.	Bank of America N.A.	237,506	02/15/28	0.45%	SHIR	Monthly	9,038
Kforce, Inc.	BNP Paribas SA	1,227,992	05/17/27	0.20%	1D OBFR01	Monthly	573,355
KH Neochem Co. Ltd.	Morgan Stanley & Co. International PLC	1,341,499	01/06/27	0.25%	1D P TONA	Monthly	34,247
Kier Group PLC	Bank of America N.A.	1,337,099	02/15/28	0.25%	1D SONIA	Monthly	(59,265)
Kier Group PLC	SG Americas Securities LLC	2,234,242	12/08/27	0.25%	1D SONIA	Monthly	(29,983)
Kier Group PLC	UBS AG	1,756,777	04/24/28	0.25%	1D SONIA	Monthly	(78,534)
Kilroy Realty Corp.	Bank of America N.A.	125,556	02/15/28	0.20%	1D OBFR01	Monthly	11,542
Kilroy Realty Corp.	Barclays Bank PLC	271,254	02/16/27	0.20%	1D OBFR01	Monthly	13,618
Kilroy Realty Corp.	Goldman Sachs Bank USA	1,208,318	08/18/26	0.20%	1D FEDL01	Monthly	111,073
Kilroy Realty Corp.	UBS AG	42,248	01/14/31	0.20%	1D OBFR01	Monthly	3,884
Kimball Electronics, Inc.	BNP Paribas SA	4,509,280	05/17/27	0.20%	1D OBFR01	Monthly	151,862
Kinaxis, Inc.	Barclays Bank PLC	5,158,272	12/23/26	0.20%	CABROVER	Monthly	(241,232)
Kinden Corp.	Barclays Bank PLC	2,741,919	01/20/27	0.00%	1D P TONA	Monthly	17,501
Kinden Corp.	UBS AG	8,989,648	01/20/31	0.25%	1D P TONA	Monthly	1,924,797
Kingfisher PLC	UBS AG	7,821,558	04/18/28	0.15%	1D SONIA	Monthly	(15,053)
Kingfisher PLC	UBS AG	15,165,640	09/03/29	0.15%	1D SONIA	Monthly	(163,746)
Kingsoft Cloud Holdings Ltd.	Bank of America N.A.	91,187	02/15/28	0.30%	HONIA	Monthly	(8,500)
Kingspan Group PLC	Bank of America N.A.	80,480	02/15/28	0.15%	1D ESTR	Monthly	848
Kinross Gold Corp.	Bank of America N.A.	603,958	02/15/28	0.20%	1D OBFR01	Monthly	(56,977)
Kinross Gold Corp.	Barclays Bank PLC	2,070,475	02/16/27	0.20%	1D OBFR01	Monthly	(149,298)
Kinross Gold Corp.	BNP Paribas SA	38,669,143	08/17/26	0.20%	CABROVER	Monthly	(3,770,786)
Kinross Gold Corp.	BNP Paribas SA	7,403,315	01/28/28	0.20%	1D OBFR01	Monthly	(528,130)
Kinross Gold Corp.	Morgan Stanley & Co. International PLC	28,924,578	01/06/27	0.20%	CABROVER	Monthly	(2,237,439)
Kinross Gold Corp.	UBS AG	5,582,489	01/14/31	0.20%	1D OBFR01	Monthly	(387,741)
KION Group AG	Barclays Bank PLC	6,428,437	08/18/27	0.26%	1D ESTR	Monthly	(94,541)
KION Group AG	UBS AG	1,741,606	04/18/28	0.26%	1D ESTR	Monthly	(58,694)
KION Group AG	UBS AG	7,384,782	01/20/31	0.26%	1D ESTR	Monthly	(187,223)
Kirby Corp.	Morgan Stanley & Co. International PLC	7,333,929	02/05/27	0.20%	1D FEDL01	Monthly	111,780
Kirin Holdings Co. Ltd.	Barclays Bank PLC	242,865	01/20/27	0.15%	1D P TONA	Monthly	(4,753)
Kirin Holdings Co. Ltd.	BNP Paribas SA	86,692	01/14/28	0.15%	1D TONA	Monthly	(4,693)
Kirin Holdings Co. Ltd.	SG Americas Securities LLC	13,831,165	12/08/27	0.25%	1D P TONA	Monthly	(924,195)
Kirin Holdings Co. Ltd.	UBS AG	206,726	01/06/31	0.19%	1D P TONA	Monthly	(11,190)
Kissei Pharmaceutical Co. Ltd.	Bank of America N.A.	2,051,423	02/15/28	0.25%	1D P TONA	Monthly	(187,461)
Kissei Pharmaceutical Co. Ltd.	Goldman Sachs Bank USA	1,138,546	08/19/26	0.25%	1D P TONA	Monthly	(104,564)
Kissei Pharmaceutical Co. Ltd.	SG Americas Securities LLC	1,978,392	12/08/27	0.25%	1D P TONA	Monthly	(170,322)
Ki-Star Real Estate Co. Ltd.	BNP Paribas SA	1,497,959	03/24/27	0.25%	1D TONA	Monthly	(9,905)
Kite Realty Group Trust	BNP Paribas SA	828,060	01/28/28	0.20%	1D OBFR01	Monthly	(201)
Kitron ASA	Bank of America N.A.	939,329	02/15/28	0.26%	NOWA	Monthly	18
Kitron ASA	BNP Paribas SA	99,507	03/17/27	0.25%	NOWA	Monthly	2
Kitron ASA	UBS AG	124,562	01/03/31	0.25%	NOWA	Monthly	636

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
KKR & Co., Inc., Class A	Barclays Bank PLC	$ 256,500	02/16/27	0.20%	1D OBFR01	Monthly	$ (554)
KKR & Co., Inc., Class A	BNP Paribas SA	326,297	01/28/28	0.20%	1D OBFR01	Monthly	1,540
KKR & Co., Inc., Class A	UBS AG	516,301	01/14/31	0.20%	1D OBFR01	Monthly	(549)
KLA Corp.	Barclays Bank PLC	8,547,913	12/23/26	0.20%	1D OBFR01	Monthly	(384,280)
KLA Corp.	BNP Paribas SA	840,841	01/24/28	0.20%	1D OBFR01	Monthly	1,077
Klepierre SA	Barclays Bank PLC	2,929,301	12/10/26	0.26%	1D ESTR	Monthly	(48,275)
Klepierre SA	Goldman Sachs Bank USA	5,908,067	08/19/26	0.10%	1D ESTR	Monthly	(50,640)
Klepierre SA	Morgan Stanley & Co. International PLC	4,663,925	01/04/27	0.26%	1D ESTR	Monthly	(64,161)
Klepierre SA	UBS AG	316,439	01/03/31	0.26%	1D ESTR	Monthly	(5,923)
Knife River Corp.	Barclays Bank PLC	6,574,367	12/23/26	0.20%	1D OBFR01	Monthly	278,405
Knife River Corp.	UBS AG	230,577	01/14/31	0.20%	1D OBFR01	Monthly	11,534
Knight-Swift Transportation Holdings, Inc.	BNP Paribas SA	672,481	01/28/28	0.20%	1D OBFR01	Monthly	36,486
Knight-Swift Transportation Holdings, Inc.	SG Americas Securities LLC	4,213,039	12/08/27	0.20%	1D OBFR01	Monthly	163,882
Knowles Corp.	Barclays Bank PLC	498,441	12/23/26	0.20%	1D OBFR01	Monthly	8,023
Knowles Corp.	Barclays Bank PLC	393,318	02/16/27	0.20%	1D OBFR01	Monthly	8,503
Knowles Corp.	BNP Paribas SA	97,091	01/28/28	0.20%	1D OBFR01	Monthly	(714)
Kobe Bussan Co. Ltd.	SG Americas Securities LLC	19,933,355	12/08/27	0.25%	1D P TONA	Monthly	(2,915,454)
Kobe Steel Ltd.	Barclays Bank PLC	1,320,176	01/26/27	0.15%	1D P TONA	Monthly	37,932
Kobe Steel Ltd.	BNP Paribas SA	809,829	01/14/28	0.00%	1D TONA	Monthly	1,092
Kodiak AI, Inc.	Barclays Bank PLC	155,292	02/16/27	0.15%	1D OBFR01	Monthly	1,240
Kodiak Gas Services, Inc.	Barclays Bank PLC	295,630	02/16/27	0.20%	1D OBFR01	Monthly	17,945
Kodiak Sciences, Inc.	Bank of America N.A.	355,725	02/15/28	0.20%	1D OBFR01	Monthly	(15,276)
Koei Tecmo Holdings Co. Ltd.	UBS AG	2,142,376	04/03/28	0.25%	1D P TONA	Monthly	(194,660)
Koei Tecmo Holdings Co. Ltd.	UBS AG	1,224,504	01/06/31	0.15%	1D P TONA	Monthly	(106,995)
Kohl’s Corp.	Bank of America N.A.	34,606	02/15/28	0.20%	1D OBFR01	Monthly	(315)
Kohoku Kogyo Co. Ltd.	Barclays Bank PLC	76,114	01/20/27	0.00%	1D P TONA	Monthly	8,179
Kokusai Electric Corp.	Bank of America N.A.	1,230,780	03/15/28	0.25%	1D P TONA	Monthly	(86,060)
Kokusai Electric Corp.	Barclays Bank PLC	1,590,016	01/20/27	0.15%	1D P TONA	Monthly	(11,817)
Kokusai Electric Corp.	BNP Paribas SA	23,735,270	03/24/27	0.25%	1D TONA	Monthly	(24,407)
Kokusai Electric Corp.	SG Americas Securities LLC	3,665,279	12/08/27	0.25%	1D P TONA	Monthly	496,958
Kokusai Electric Corp.	UBS AG	95,023	01/06/31	0.25%	1D P TONA	Monthly	(6,644)
Kokuyo Co. Ltd.	Barclays Bank PLC	87,912	01/20/27	0.00%	1D P TONA	Monthly	(8,714)
KOMEDA Holdings Co. Ltd.	BNP Paribas SA	9,172,591	03/24/27	0.25%	1D TONA	Monthly	(199,405)
Konami Group Corp.	Barclays Bank PLC	845,197	01/20/27	0.00%	1D P TONA	Monthly	(4,685)
Kone OYJ, Class B	BNP Paribas SA	10,947,971	08/17/26	0.26%	1D ESTR	Monthly	(624,728)
Konecranes OYJ	Bank of America N.A.	203,450	02/15/28	0.26%	1D ESTR	Monthly	(16,048)
Konecranes OYJ	Barclays Bank PLC	6,259,730	12/10/26	0.26%	1D ESTR	Monthly	(506,623)
Konecranes OYJ	Barclays Bank PLC	414,327	02/19/27	0.26%	1D ESTR	Monthly	(34,433)
Konecranes OYJ	BNP Paribas SA	281,892	01/13/28	0.26%	1D ESTR	Monthly	(22,236)
Konecranes OYJ	UBS AG	554,264	01/03/31	0.26%	1D ESTR	Monthly	(42,965)
Kongsberg Gruppen ASA	Barclays Bank PLC	21,318,620	08/18/27	0.23%	NOWA	Monthly	(3,657,551)
Koninklijke Ahold Delhaize NV	Bank of America N.A.	960,393	02/15/28	0.26%	1D ESTR	Monthly	(27,156)
Koninklijke Ahold Delhaize NV	BNP Paribas SA	61,005,585	08/17/26	0.26%	1D ESTR	Monthly	(996,181)
Koninklijke Ahold Delhaize NV	BNP Paribas SA	41,813,221	03/24/27	0.26%	1D ESTR	Monthly	(676,475)
Koninklijke Ahold Delhaize NV	BNP Paribas SA	109,047	01/13/28	0.26%	1D ESTR	Monthly	(1,769)
Koninklijke BAM Groep NV	BNP Paribas SA	16,826,239	03/24/27	0.26%	1D ESTR	Monthly	(286,638)
Koninklijke Heijmans N.V	BNP Paribas SA	237,909	01/13/28	0.26%	1D ESTR	Monthly	(3,380)
Koninklijke Philips NV	Citibank N.A.	25,668,190	07/06/26	0.26%	1D ESTR	Monthly	(1,785,601)
Koninklijke Philips NV	Goldman Sachs Bank USA	17,722,102	08/19/26	0.15%	1D ESTR	Monthly	(1,547,756)
Kontron AG	Bank of America N.A.	323,442	02/15/28	0.26%	1D ESTR	Monthly	12,638
Kontron AG	Goldman Sachs Bank USA	715,556	08/19/26	(12.00)%	1D ESTR	Monthly	18,758
Kontron AG	UBS AG	6,306,729	04/24/28	(0.08)%	1D ESTR	Monthly	239,370
Koppers Holdings, Inc.	Barclays Bank PLC	140,409	12/23/26	0.15%	1D OBFR01	Monthly	10,417
Koppers Holdings, Inc.	Citibank N.A.	1,779,552	06/25/26	0.20%	1D OBFR01	Monthly	132,027
Korn Ferry	Bank of America N.A.	350,213	02/15/28	0.20%	1D OBFR01	Monthly	11,487
Korn Ferry	Barclays Bank PLC	206,573	02/16/27	0.15%	1D OBFR01	Monthly	(2,270)
Korn Ferry	BNP Paribas SA	347,446	01/28/28	0.20%	1D OBFR01	Monthly	11,396
Korn Ferry	UBS AG	328,037	01/14/31	0.20%	1D OBFR01	Monthly	8,017
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Kratos Defense & Security Solutions, Inc.	Barclays Bank PLC	$ 126,654	02/23/27	0.15%	1D OBFR01	Monthly	$ (10,264)
Kroger Co.	BNP Paribas SA	15,131,248	05/17/27	0.20%	1D OBFR01	Monthly	207,714
Krones AG	Bank of America N.A.	413,242	02/15/28	0.26%	1D ESTR	Monthly	(2,943)
Krones AG	Barclays Bank PLC	472,635	02/19/27	0.26%	1D ESTR	Monthly	(15,880)
Krones AG	BNP Paribas SA	72,533	01/13/28	0.26%	1D ESTR	Monthly	(749)
K’s Holdings Corp.	Barclays Bank PLC	7,552,435	05/12/27	0.25%	1D P TONA	Monthly	239,376
Kubota Corp.	Barclays Bank PLC	14,338,065	09/09/27	0.24%	1D P TONA	Monthly	(140,698)
Kubota Corp.	SG Americas Securities LLC	25,483,766	12/08/27	0.25%	1D P TONA	Monthly	(985,676)
Kuehne & Nagel International AG, Registered Shares	Bank of America N.A.	4,636,169	02/15/28	0.00%	SSARON	Monthly	(10,232)
Kulicke & Soffa Industries, Inc.	Bank of America N.A.	72,415	02/15/28	0.20%	1D OBFR01	Monthly	5,134
Kulicke & Soffa Industries, Inc.	Barclays Bank PLC	5,524,874	12/23/26	0.20%	1D OBFR01	Monthly	21,426
Kulicke & Soffa Industries, Inc.	BNP Paribas SA	157,524	01/28/28	0.20%	1D OBFR01	Monthly	11,167
Kulicke & Soffa Industries, Inc.	UBS AG	194,331	01/14/31	0.20%	1D OBFR01	Monthly	13,776
Kumagai Gumi Co. Ltd.	SG Americas Securities LLC	10,073,590	12/08/27	0.25%	1D P TONA	Monthly	(746,015)
Kura Sushi USA, Inc., Class A	Goldman Sachs Bank USA	101,169	08/18/26	0.20%	1D FEDL01	Monthly	(7,990)
Kurabo Industries Ltd.	Bank of America N.A.	50,385	03/15/28	0.25%	1D P TONA	Monthly	(2,021)
Kuraray Co. Ltd.	SG Americas Securities LLC	4,959,309	12/08/27	0.25%	1D P TONA	Monthly	(249,956)
Kureha Corp.	SG Americas Securities LLC	11,393,696	12/08/27	0.25%	1D P TONA	Monthly	(735,058)
Kurimoto Ltd.	Barclays Bank PLC	1,214,863	05/12/27	0.15%	1D P TONA	Monthly	(42,881)
Kymera Therapeutics, Inc.	Barclays Bank PLC	371,861	02/16/27	0.15%	1D OBFR01	Monthly	(24,071)
Kymera Therapeutics, Inc.	BNP Paribas SA	113,786	01/28/28	0.20%	1D OBFR01	Monthly	(3,774)
Kyoritsu Maintenance Co. Ltd.	SG Americas Securities LLC	5,456,404	12/08/27	0.25%	1D P TONA	Monthly	(432,600)
Kyushu Financial Group, Inc.	SG Americas Securities LLC	3,049,468	12/08/27	0.25%	1D P TONA	Monthly	(98,078)
L1 Long Short Fund Ltd.	SG Americas Securities LLC	102,024	12/08/27	0.30%	1D AONIA	Monthly	(774)
L3Harris Technologies, Inc.	Barclays Bank PLC	1,213,466	02/23/27	0.20%	1D OBFR01	Monthly	(13,647)
L3Harris Technologies, Inc.	BNP Paribas SA	513,237	01/28/28	0.20%	1D OBFR01	Monthly	(51,004)
L3Harris Technologies, Inc.	Morgan Stanley & Co. International PLC	750,917	02/05/27	0.20%	1D FEDL01	Monthly	7,184
LA Holdings Co. Ltd.	Barclays Bank PLC	117,147	01/20/27	0.00%	1D P TONA	Monthly	(1,171)
LA Holdings Co. Ltd.	BNP Paribas SA	45,990	01/14/28	0.25%	1D TONA	Monthly	400
LA Holdings Co. Ltd.	UBS AG	126,473	01/06/31	0.25%	1D P TONA	Monthly	1,101
Labrador Iron Ore Royalty Corp.	Bank of America N.A.	823,687	02/15/28	0.20%	CABROVER	Monthly	(35,535)
Labrador Iron Ore Royalty Corp.	Barclays Bank PLC	625,538	02/16/27	0.20%	CABROVER	Monthly	(220)
Lakeland Financial Corp.	UBS AG	1,638,879	04/21/28	0.20%	1D OBFR01	Monthly	15,858
Lam Research Corp.	Citibank N.A.	19,682,566	02/24/28	0.20%	1D OBFR01	Monthly	(569,983)
Lam Research Corp.	JPMorgan Chase Bank N.A.	547,454	02/09/27	0.20%	1D OBFR01	Monthly	25,253
Lam Research Corp.	Morgan Stanley & Co. International PLC	32,625,786	02/05/27	0.20%	1D FEDL01	Monthly	(612,725)
Lamar Advertising Co.	Bank of America N.A.	217,948	02/15/28	0.20%	1D OBFR01	Monthly	5,628
Lamar Advertising Co.	Barclays Bank PLC	137,156	02/16/27	0.15%	1D OBFR01	Monthly	4,406
Lamar Advertising Co.	BNP Paribas SA	137,461	01/28/28	0.20%	1D OBFR01	Monthly	3,550
Lancashire Holdings Ltd.	Barclays Bank PLC	3,285,862	12/10/26	0.25%	1D SONIA	Monthly	(114,607)
Lancaster Colony Corp.	BNP Paribas SA	46,714	01/28/28	0.20%	1D OBFR01	Monthly	(2,158)
Lancaster Colony Corp.	UBS AG	515,921	01/14/31	0.20%	1D OBFR01	Monthly	12,885
Landis&Gyr Group AG	Barclays Bank PLC	440,084	12/10/26	0.26%	SSARON	Monthly	(20,804)
Landstar System, Inc.	Bank of America N.A.	445,330	02/15/28	0.20%	1D OBFR01	Monthly	10,979
Landstar System, Inc.	BNP Paribas SA	996,729	01/28/28	0.20%	1D OBFR01	Monthly	105,114
LANXESS AG	Bank of America N.A.	101,702	02/15/28	0.15%	1D ESTR	Monthly	4,487
LANXESS AG	Barclays Bank PLC	2,348,612	12/10/26	0.26%	1D ESTR	Monthly	(55,898)
LANXESS AG	BNP Paribas SA	209,200	01/13/28	0.26%	1D ESTR	Monthly	9,231
Las Vegas Sands Corp.	Bank of America N.A.	49,228	02/15/28	0.20%	1D OBFR01	Monthly	(1,444)
Las Vegas Sands Corp.	Barclays Bank PLC	6,140,710	12/23/26	0.20%	1D OBFR01	Monthly	(241,956)
Las Vegas Sands Corp.	Barclays Bank PLC	45,537	02/16/27	0.20%	1D OBFR01	Monthly	(1,794)
Las Vegas Sands Corp.	BNP Paribas SA	14,009	01/28/28	0.20%	1D OBFR01	Monthly	(411)
Las Vegas Sands Corp.	UBS AG	54,066	01/14/31	0.20%	1D OBFR01	Monthly	(1,586)
Lattice Semiconductor Corp.	Bank of America N.A.	66,016	02/15/28	0.20%	1D OBFR01	Monthly	8,453
Lazard, Inc.	BNP Paribas SA	6,293,072	01/28/28	0.20%	1D OBFR01	Monthly	(92,056)
Lazard, Inc.	UBS AG	86,043	01/22/31	0.20%	1D OBFR01	Monthly	2,178
Lazard, Inc., Class A	Bank of America N.A.	165,871	02/15/28	0.20%	1D OBFR01	Monthly	(2,426)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
La-Z-Boy, Inc.	Bank of America N.A.	$ 688,572	02/15/28	0.20%	1D OBFR01	Monthly	$ 7,340
La-Z-Boy, Inc.	BNP Paribas SA	103,652	01/28/28	0.20%	1D OBFR01	Monthly	1,575
La-Z-Boy, Inc.	UBS AG	307,330	01/14/31	0.20%	1D OBFR01	Monthly	4,670
LCI Industries	BNP Paribas SA	21,233	01/28/28	0.20%	1D OBFR01	Monthly	(250)
Lear Corp.	BNP Paribas SA	2,770,183	05/17/27	0.20%	1D OBFR01	Monthly	194,489
Lear Corp.	BNP Paribas SA	1,304,314	01/24/28	0.20%	1D OBFR01	Monthly	91,573
LEG Immobilien SE	Morgan Stanley & Co. International PLC	6,819,328	01/04/27	0.26%	1D ESTR	Monthly	(146,990)
LEG Immobilien SE	UBS AG	4,005,677	04/18/28	0.26%	1D ESTR	Monthly	(114,755)
Legacy Education, Inc.	Bank of America N.A.	31,972	02/15/28	0.20%	1D OBFR01	Monthly	(6,084)
Legal & General Group PLC	Goldman Sachs Bank USA	30,488,232	08/19/26	0.10%	1D SONIA	Monthly	(1,462,930)
Legal & General Group PLC	UBS AG	19,255,433	09/03/29	0.15%	1D SONIA	Monthly	(933,981)
Legalzoom.com, Inc.	Morgan Stanley & Co. International PLC	3,021,973	02/08/27	0.20%	1D FEDL01	Monthly	(73,149)
Legrand SA	Barclays Bank PLC	7,464,874	02/26/27	0.26%	1D ESTR	Monthly	152,438
Leidos Holdings, Inc.	BNP Paribas SA	17,283,516	05/17/27	0.20%	1D OBFR01	Monthly	(944,224)
Leidos Holdings, Inc.	BNP Paribas SA	1,871,628	01/24/28	0.20%	1D OBFR01	Monthly	(75,467)
Lemonade, Inc.	UBS AG	179,623	04/21/28	0.20%	1D OBFR01	Monthly	(26,639)
LendingTree, Inc.	Morgan Stanley & Co. International PLC	102,757	02/08/27	0.20%	1D FEDL01	Monthly	2,820
Lendlease Corp. Ltd.	Bank of America N.A.	6,686,726	02/15/28	0.25%	1D AONIA	Monthly	414,992
Lendlease Corp. Ltd.	Bank of America N.A.	1,134,750	02/15/28	0.25%	1D AONIA	Monthly	70,425
Lendlease Corp. Ltd.	Barclays Bank PLC	59,792	01/20/27	0.00%	1D AONIA	Monthly	(386)
Lendlease Corp. Ltd.	Barclays Bank PLC	7	05/12/27	0.00%	1D AONIA	Monthly	—
Lendlease Corp. Ltd.	Barclays Bank PLC	5,703,120	05/12/27	0.00%	1D AONIA	Monthly	(28,257)
Lendlease Corp. Ltd.	Barclays Bank PLC	15	09/09/27	0.00%	1D AONIA	Monthly	—
Lendlease Corp. Ltd.	BNP Paribas SA	350,272	01/14/28	0.25%	1D AONIA	Monthly	21,739
Lendlease Corp. Ltd.	UBS AG	157,997	01/03/31	0.15%	1D AONIA	Monthly	9,806
Lennar Corp., Class A	Barclays Bank PLC	13,025,883	12/23/26	0.17%	1D OBFR01	Monthly	(572,339)
Lennar Corp., Class A	Barclays Bank PLC	85,582	02/16/27	0.20%	1D OBFR01	Monthly	(1,873)
Lennar Corp., Class A	Barclays Bank PLC	1,203,104	02/23/27	0.17%	1D OBFR01	Monthly	(52,863)
Lennar Corp., Class A	UBS AG	1,852,641	01/14/31	0.20%	1D OBFR01	Monthly	38,963
Leonardo DRS, Inc.	Bank of America N.A.	223,277	02/15/28	0.20%	1D OBFR01	Monthly	(5,825)
Leonardo SpA	Bank of America N.A.	1,052,525	02/15/28	0.00%	1D ESTR	Monthly	(2,875)
Leonardo SpA	BNP Paribas SA	3,928,848	08/17/26	0.26%	1D ESTR	Monthly	(314,738)
Leopalace21 Corp.	Barclays Bank PLC	1,157,545	05/12/27	0.24%	1D P TONA	Monthly	(67,923)
Liberty Broadband Corp., Class A	Barclays Bank PLC	50,789	02/16/27	0.20%	1D OBFR01	Monthly	(2,213)
Liberty Global Ltd., Class A	Barclays Bank PLC	4,876,377	12/23/26	0.20%	1D OBFR01	Monthly	(150,984)
Liberty Latin America Ltd., Class A	BNP Paribas SA	122,180	01/28/28	0.20%	1D OBFR01	Monthly	(2,084)
Liberty Latin America Ltd., Class A	Goldman Sachs Bank USA	17	08/19/26	0.20%	1D FEDL01	Monthly	—
Liechtensteinische Landesbank AG	Barclays Bank PLC	169,751	02/19/27	0.26%	SSARON	Monthly	6,989
Liechtensteinische Landesbank AG	BNP Paribas SA	48,507	01/14/28	0.15%	SSARON	Monthly	(1,278)
Liechtensteinische Landesbank AG	UBS AG	457,035	01/07/31	0.26%	SSARON	Monthly	(8,606)
Lifco AB, Class B	SG Americas Securities LLC	7,646,632	12/08/27	0.26%	1D STIBOR	Monthly	14,679
Life Corp.	Bank of America N.A.	4,685,805	02/15/28	0.25%	1D P TONA	Monthly	(217,551)
Life Corp.	UBS AG	2,702,095	04/03/28	0.25%	1D P TONA	Monthly	(125,330)
LifeStance Health Group, Inc.	Bank of America N.A.	62,363	02/15/28	0.20%	1D OBFR01	Monthly	9,711
LifeStance Health Group, Inc.	Barclays Bank PLC	9,383,483	12/23/26	0.20%	1D OBFR01	Monthly	896,252
Light & Wonder, Inc., Class A	UBS AG	5,906,943	04/18/28	0.20%	1D OBFR01	Monthly	(296,454)
LightPath Technologies, Inc., Class A	Morgan Stanley & Co. International PLC	133,564	02/08/27	0.20%	1D FEDL01	Monthly	(16,775)
Lightspeed Commerce, Inc.	Bank of America N.A.	5,428,120	02/15/28	0.20%	CABROVER	Monthly	(175,235)
Lightspeed Commerce, Inc.	Morgan Stanley & Co. International PLC	6,777,522	01/04/27	0.20%	CABROVER	Monthly	(498,714)
Linamar Corp.	Morgan Stanley & Co. International PLC	7,133,734	01/04/27	0.20%	CABROVER	Monthly	515,252
Lincoln Educational Services Corp.	Barclays Bank PLC	4,444	02/16/27	0.20%	1D OBFR01	Monthly	40
Lincoln Educational Services Corp.	BNP Paribas SA	27,971	01/28/28	0.20%	1D OBFR01	Monthly	704
Lincoln Electric Holdings, Inc.	Bank of America N.A.	196,875	02/15/28	0.20%	1D OBFR01	Monthly	7,440
Lincoln Electric Holdings, Inc.	Barclays Bank PLC	62,847	02/16/27	0.20%	1D OBFR01	Monthly	1,548
Lincoln Electric Holdings, Inc.	UBS AG	3,890,933	01/22/31	0.20%	1D OBFR01	Monthly	139,187
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Lincoln National Corp.	Barclays Bank PLC	$ 298,433	02/16/27	0.15%	1D OBFR01	Monthly	$ 7,941
Lindblad Expeditions Holdings, Inc.	BNP Paribas SA	63,246	01/28/28	0.20%	1D OBFR01	Monthly	2,369
Lindblad Expeditions Holdings, Inc.	SG Americas Securities LLC	2,095,128	12/08/27	0.20%	1D OBFR01	Monthly	(39,928)
Lindblad Expeditions Holdings, Inc.	UBS AG	4,488,393	04/21/28	0.20%	1D OBFR01	Monthly	(340,267)
Linde PLC	Barclays Bank PLC	32,045,290	02/23/27	0.20%	1D OBFR01	Monthly	411,042
Linde PLC	UBS AG	196,862	01/14/31	0.20%	1D OBFR01	Monthly	1,590
Lindian Resources Ltd.	Barclays Bank PLC	207,801	01/20/27	0.00%	1D AONIA	Monthly	(32,405)
Lindian Resources Ltd.	UBS AG	49,437	01/03/31	0.25%	1D AONIA	Monthly	(2,748)
Lineage, Inc.	Barclays Bank PLC	670,662	02/23/27	0.15%	1D OBFR01	Monthly	11,102
Link REIT	Barclays Bank PLC	817,435	01/26/27	0.15%	HONIA	Monthly	8,353
Link REIT	Barclays Bank PLC	8,011,903	09/09/27	0.15%	HONIA	Monthly	82,833
Link REIT	Morgan Stanley & Co. International PLC	2,637,723	01/06/27	0.30%	HONIA	Monthly	26,953
Link REIT	Morgan Stanley & Co. International PLC	3,598,708	01/11/27	0.30%	HONIA	Monthly	36,773
Link REIT	UBS AG	8,968,225	04/18/28	0.24%	HONIA	Monthly	211,631
Link REIT	UBS AG	8,437,222	09/03/29	0.17%	HONIA	Monthly	196,793
Lintec Corp.	SG Americas Securities LLC	1,595,446	12/08/27	0.25%	1D P TONA	Monthly	71,136
Lion Corp.	BNP Paribas SA	1,032	09/07/26	0.15%	1D TONA	Monthly	(54)
Lionsgate Studios Corp.	Barclays Bank PLC	442,962	02/16/27	0.20%	1D OBFR01	Monthly	7,938
Liquidia Corp.	BNP Paribas SA	1,140,512	05/17/27	0.20%	1D OBFR01	Monthly	47,708
Lithia Motors, Inc., Class A	UBS AG	15,472,712	04/18/28	0.20%	1D OBFR01	Monthly	881,642
Lithium Americas Corp.	Morgan Stanley & Co. International PLC	1,738,667	01/04/27	0.20%	CABROVER	Monthly	249,838
Littelfuse, Inc.	Barclays Bank PLC	24,857	02/16/27	0.15%	1D OBFR01	Monthly	606
Littelfuse, Inc.	BNP Paribas SA	421,071	01/28/28	0.20%	1D OBFR01	Monthly	19,878
Littelfuse, Inc.	UBS AG	107,294	01/14/31	0.20%	1D OBFR01	Monthly	5,065
LivaNova PLC	Bank of America N.A.	267,804	02/15/28	0.20%	1D OBFR01	Monthly	(18,389)
LivaNova PLC	Barclays Bank PLC	563,742	02/16/27	0.20%	1D OBFR01	Monthly	(43,937)
LiveRamp Holdings, Inc.	Barclays Bank PLC	3,662,932	12/23/26	0.20%	1D OBFR01	Monthly	(27,363)
LKQ Corp.	Bank of America N.A.	218,994	02/15/28	0.20%	1D OBFR01	Monthly	8,950
LKQ Corp.	Goldman Sachs Bank USA	2,150,514	08/18/26	0.20%	1D FEDL01	Monthly	42,528
LKQ Corp.	UBS AG	47,179	01/14/31	0.20%	1D OBFR01	Monthly	1,928
Lloyds Banking Group PLC	Bank of America N.A.	908,815	02/15/28	0.25%	1D SONIA	Monthly	8,600
Lloyds Banking Group PLC	Barclays Bank PLC	30,467	02/19/27	0.25%	1D SONIA	Monthly	(111)
Lloyds Banking Group PLC	BNP Paribas SA	2,848,644	01/13/28	0.25%	1D SONIA	Monthly	(93,403)
Lloyds Banking Group PLC	Citibank N.A.	26,979,553	07/06/26	0.25%	1D SONIA	Monthly	(78,194)
Lloyds Banking Group PLC	UBS AG	2,980,734	01/03/31	0.25%	1D SONIA	Monthly	(97,734)
Loar Holdings, Inc.	Barclays Bank PLC	143,314	02/16/27	0.15%	1D OBFR01	Monthly	(8,345)
Loar Holdings, Inc.	BNP Paribas SA	1,218,480	01/28/28	0.20%	1D OBFR01	Monthly	(112,187)
Loar Holdings, Inc.	UBS AG	70,997	01/14/31	0.20%	1D OBFR01	Monthly	(454)
Loblaw Cos Ltd.	Barclays Bank PLC	2,081,586	12/23/26	0.20%	CABROVER	Monthly	22,513
Loblaw Cos Ltd.	Morgan Stanley & Co. International PLC	36,187,415	01/04/27	0.20%	CABROVER	Monthly	377,299
Loblaw Cos Ltd.	UBS AG	8,241,806	04/18/28	0.25%	1D CORRA	Monthly	56,986
Lockheed Martin Corp.	Bank of America N.A.	23,191,245	02/15/28	0.20%	1D OBFR01	Monthly	(3,534,283)
Lockheed Martin Corp.	Bank of America N.A.	211,622	02/15/28	0.20%	1D OBFR01	Monthly	(19,973)
Lockheed Martin Corp.	Barclays Bank PLC	6,219,139	02/23/27	0.20%	1D OBFR01	Monthly	(405,962)
Lockheed Martin Corp.	UBS AG	4,773,796	04/18/28	0.20%	1D OBFR01	Monthly	(57,161)
Loews Corp.	BNP Paribas SA	89,507	01/24/28	0.20%	1D OBFR01	Monthly	1,933
Logitech International SA, Class N, Registered Shares	Bank of America N.A.	5,047,897	02/15/28	0.10%	SSARON	Monthly	64,225
Logitech International SA, Class N, Registered Shares	Citibank N.A.	25,296,699	07/06/26	0.08%	SSARON	Monthly	(61,743)
Logitech International SA, Class N, Registered Shares	UBS AG	16,719,623	04/18/28	0.11%	SSARON	Monthly	212,726
London Stock Exchange Group	Barclays Bank PLC	14,908,316	08/18/27	0.25%	1D SONIA	Monthly	(334,565)
LondonMetric Property PLC	Barclays Bank PLC	1,252,213	02/26/27	0.25%	1D SONIA	Monthly	(27,414)
Lonza Group AG, Registered Shares	Morgan Stanley & Co. International PLC	3,420,521	01/06/27	0.26%	SSARON	Monthly	(187,177)
L’Oreal SA	Barclays Bank PLC	101,603	02/19/27	0.26%	1D ESTR	Monthly	6,500

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
L’Oreal SA	Barclays Bank PLC	$ 7,780,323	08/18/27	0.26%	1D ESTR	Monthly	$ 436,360
Lottery Corp. Ltd.	BNP Paribas SA	50,147	01/14/28	0.25%	1D AONIA	Monthly	(452)
Louisiana-Pacific Corp.	Bank of America N.A.	87,982	02/15/28	0.20%	1D OBFR01	Monthly	(1,931)
Louisiana-Pacific Corp.	Barclays Bank PLC	2,684,126	12/23/26	0.20%	1D OBFR01	Monthly	(54,389)
Louisiana-Pacific Corp.	UBS AG	544,792	01/14/31	0.20%	1D OBFR01	Monthly	(11,957)
LPL Financial Holdings, Inc.	Barclays Bank PLC	1,622,839	02/16/27	0.15%	1D OBFR01	Monthly	31,439
LPL Financial Holdings, Inc.	BNP Paribas SA	1,302,799	01/28/28	0.20%	1D OBFR01	Monthly	17,348
LPL Financial Holdings, Inc.	UBS AG	2,198,399	01/14/31	0.20%	1D OBFR01	Monthly	50,964
LTC Properties, Inc.	Bank of America N.A.	633,917	02/15/28	0.20%	1D OBFR01	Monthly	(22,091)
LTC Properties, Inc.	Barclays Bank PLC	65,320	02/16/27	0.20%	1D OBFR01	Monthly	1,450
LTC Properties, Inc.	BNP Paribas SA	183,427	01/28/28	0.20%	1D OBFR01	Monthly	(6,392)
LTC Properties, Inc.	UBS AG	18,335	01/14/31	0.20%	1D OBFR01	Monthly	(639)
Lucid Group, Inc.	Barclays Bank PLC	400,056	02/16/27	0.15%	1D OBFR01	Monthly	34,002
Lumentum Holdings, Inc.	BNP Paribas SA	7,470,371	05/17/27	0.20%	1D OBFR01	Monthly	658,630
Lumentum Holdings, Inc.	UBS AG	1,460,970	01/22/31	0.20%	1D OBFR01	Monthly	138,844
Lundin Gold, Inc.	BNP Paribas SA	20,570,787	08/17/26	0.20%	CABROVER	Monthly	(3,748,184)
Lundin Gold, Inc.	Morgan Stanley & Co. International PLC	7,727,502	01/06/27	0.20%	CABROVER	Monthly	(1,076,138)
Luzerner Kantonalbank AG	BNP Paribas SA	48,478	01/14/28	0.15%	SSARON	Monthly	(1,797)
Luzerner Kantonalbank AG	UBS AG	2,451,687	01/07/31	0.26%	SSARON	Monthly	(87,198)
LVMH Moet Hennessy Louis Vuitton SE	Morgan Stanley & Co. International PLC	5,223,160	01/04/27	0.26%	1D ESTR	Monthly	(210,675)
LVMH Moet Hennessy Louis Vuitton SE	Morgan Stanley & Co. International PLC	2,333,858	01/06/27	0.26%	1D ESTR	Monthly	12,389
LXP Industrial Trust	Barclays Bank PLC	392,513	02/16/27	0.15%	1D OBFR01	Monthly	11,995
LXP Industrial Trust	BNP Paribas SA	47,544	01/28/28	0.20%	1D OBFR01	Monthly	1,187
LXP Industrial Trust	UBS AG	407,674	01/14/31	0.20%	1D OBFR01	Monthly	10,175
LY Corp.	Barclays Bank PLC	11,032,145	09/09/27	0.25%	1D P TONA	Monthly	(428,123)
LY Corp.	Goldman Sachs Bank USA	149,000	08/19/26	0.25%	1D P TONA	Monthly	(8,020)
LY Corp.	Goldman Sachs Bank USA	464,792	08/19/26	0.25%	1D P TONA	Monthly	(25,018)
LY Corp.	SG Americas Securities LLC	14,499,472	12/08/27	0.23%	1D P TONA	Monthly	55,677
LY Corp.	SG Americas Securities LLC	10,892,012	12/08/27	0.25%	1D P TONA	Monthly	34,213
Lynas Rare Earths Ltd.	Bank of America N.A.	2,260,677	02/15/28	0.25%	1D AONIA	Monthly	(94,080)
LyondellBasell Industries NV, Class A	JPMorgan Chase Bank N.A.	3,038,047	02/09/27	0.20%	1D OBFR01	Monthly	15,555
LyondellBasell Industries NV, Class A	UBS AG	31,337,490	04/18/28	0.19%	1D OBFR01	Monthly	871,209
M&G PLC	Barclays Bank PLC	4,103,626	08/18/27	0.25%	1D SONIA	Monthly	117,101
M&G PLC	BNP Paribas SA	8,239,742	03/22/27	0.25%	1D SONIA	Monthly	136,889
M&G PLC	UBS AG	4,603,854	01/20/31	0.25%	1D SONIA	Monthly	76,485
M&T Bank Corp.	UBS AG	3,688,171	04/18/28	0.20%	1D OBFR01	Monthly	28,539
M/I Homes, Inc.	Bank of America N.A.	85,575	02/15/28	0.20%	1D OBFR01	Monthly	1,735
M/I Homes, Inc.	Barclays Bank PLC	9,074,022	12/23/26	0.20%	1D OBFR01	Monthly	(145,983)
M/I Homes, Inc.	UBS AG	170,699	01/14/31	0.20%	1D OBFR01	Monthly	(4,759)
Macnica Holdings, Inc.	Goldman Sachs Bank USA	116,632	08/19/26	0.25%	1D P TONA	Monthly	11,748
MACOM Technology Solutions Holdings, Inc.	Bank of America N.A.	386,517	02/15/28	0.20%	1D OBFR01	Monthly	30,266
MACOM Technology Solutions Holdings, Inc.	BNP Paribas SA	494,115	01/28/28	0.20%	1D OBFR01	Monthly	38,691
MACOM Technology Solutions Holdings, Inc.	UBS AG	1,377,537	01/14/31	0.20%	1D OBFR01	Monthly	70,502
Macquarie Group Ltd.	Citibank N.A.	18,745,687	02/24/27	0.30%	1D AONIA	Monthly	532,145
Macquarie Group Ltd.	UBS AG	27,546,056	04/18/28	0.25%	1D AONIA	Monthly	408,485
Macquarie Group Ltd.	UBS AG	44,332,556	09/03/29	0.25%	1D AONIA	Monthly	657,414
Macquarie Group Ltd.	UBS AG	12,766,393	01/20/31	0.25%	1D AONIA	Monthly	189,315
Macy’s, Inc.	UBS AG	3,093,951	04/21/28	0.20%	1D OBFR01	Monthly	64,626
Madison Square Garden Entertainment Corp., Class A	Barclays Bank PLC	106,566	02/16/27	0.15%	1D OBFR01	Monthly	9,072
Madison Square Garden Entertainment Corp., Class A	UBS AG	117,287	01/14/31	0.20%	1D OBFR01	Monthly	3,705
Magna International, Inc.	Bank of America N.A.	4,777,618	02/15/28	0.20%	CABROVER	Monthly	547,615
Magna International, Inc.	Morgan Stanley & Co. International PLC	37,741,617	01/04/27	0.20%	CABROVER	Monthly	1,142,459
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Magna International, Inc.	Morgan Stanley & Co. International PLC	$ 30,734,157	01/06/27	0.20%	CABROVER	Monthly	$ 930,339
Magna International, Inc.	SG Americas Securities LLC	9,107,084	12/08/27	0.20%	CABROVER	Monthly	812,374
Magnite, Inc.	Barclays Bank PLC	1,412,806	12/23/26	0.19%	1D OBFR01	Monthly	(60,669)
Magnolia Oil & Gas Corp., Class A	Bank of America N.A.	209,001	02/15/28	0.20%	1D OBFR01	Monthly	15,199
Magnolia Oil & Gas Corp., Class A	BNP Paribas SA	5,526,283	05/17/27	0.20%	1D OBFR01	Monthly	401,876
Maire Tecnimont SpA	Bank of America N.A.	1,122,081	02/15/28	0.26%	1D ESTR	Monthly	22,284
Maire Tecnimont SpA	Bank of America N.A.	206,606	02/15/28	0.26%	1D ESTR	Monthly	4,103
Maire Tecnimont SpA	BNP Paribas SA	4,872,379	03/17/27	0.26%	1D ESTR	Monthly	96,765
Maire Tecnimont SpA	BNP Paribas SA	180,567	01/13/28	0.26%	1D ESTR	Monthly	3,586
Maire Tecnimont SpA	Goldman Sachs Bank USA	2,186,769	08/19/26	0.26%	1D ESTR	Monthly	51,458
Maire Tecnimont SpA	UBS AG	6,296,203	04/24/28	0.26%	1D ESTR	Monthly	123,218
Maire Tecnimont SpA	UBS AG	37,227	01/03/31	0.26%	1D ESTR	Monthly	739
Mama’s Creations, Inc.	Morgan Stanley & Co. International PLC	88,185	02/08/27	0.20%	1D FEDL01	Monthly	1,453
Man Group PLC	Bank of America N.A.	46	02/15/28	0.25%	1D SONIA	Monthly	(2)
Man Group PLC	Bank of America N.A.	86	02/15/28	0.25%	1D SONIA	Monthly	(3)
Man Group PLC	BNP Paribas SA	77,048	01/13/28	0.25%	1D SONIA	Monthly	(2,544)
Mandatum OYJ	UBS AG	3,817,314	04/24/28	0.25%	1D ESTR	Monthly	(306,768)
Manhattan Associates, Inc.	BNP Paribas SA	3,989,096	05/17/27	0.20%	1D OBFR01	Monthly	278,048
Manhattan Associates, Inc.	UBS AG	8,506	01/14/31	0.20%	1D OBFR01	Monthly	595
ManpowerGroup, Inc.	Bank of America N.A.	144,001	02/15/28	0.20%	1D OBFR01	Monthly	(2,156)
ManpowerGroup, Inc.	Barclays Bank PLC	15,705,564	12/23/26	0.20%	1D OBFR01	Monthly	(632,405)
ManpowerGroup, Inc.	UBS AG	47,237	01/14/31	0.20%	1D OBFR01	Monthly	(2,317)
Manulife Financial Corp.	Morgan Stanley & Co. International PLC	30,785,546	01/06/27	0.20%	CABROVER	Monthly	623,356
Manycore Tech, Inc., Class H	Bank of America N.A.	10,183	02/15/28	0.00%	HONIA	Monthly	(13)
Manycore Tech, Inc., Class H	UBS AG	176,536	01/04/30	0.25%	HONIA	Monthly	(15,262)
Marathon Digital Holdings, Inc.	Goldman Sachs Bank USA	6,310,646	08/18/26	0.20%	1D FEDL01	Monthly	916,159
Marathon Petroleum Corp.	Barclays Bank PLC	41,546,974	12/23/26	0.20%	1D OBFR01	Monthly	4,575,128
Marathon Petroleum Corp.	Barclays Bank PLC	127,024	02/16/27	0.20%	1D OBFR01	Monthly	14,998
Marcus Corp.	Barclays Bank PLC	3,091,295	12/23/26	0.20%	1D OBFR01	Monthly	(169,159)
Markel Group, Inc.	Barclays Bank PLC	810,559	02/16/27	0.20%	1D OBFR01	Monthly	(57,259)
Markel Group, Inc.	Barclays Bank PLC	305,213	02/23/27	0.20%	1D OBFR01	Monthly	(26,935)
Markel Group, Inc.	BNP Paribas SA	1,737,416	01/28/28	0.00%	1D OBFR01	Monthly	13,785
Markel Group, Inc.	Morgan Stanley & Co. International PLC	571,545	02/05/27	0.20%	1D FEDL01	Monthly	(50,439)
Markel Group, Inc.	UBS AG	1,288,586	01/14/31	0.00%	1D OBFR01	Monthly	(1)
Marqeta, Inc., Class A	Barclays Bank PLC	194,359	02/16/27	0.15%	1D OBFR01	Monthly	(491)
Marriott International, Inc., Class A	UBS AG	150,952	01/14/31	0.20%	1D OBFR01	Monthly	(851)
Marsh & McLennan Cos., Inc.	Bank of America N.A.	12,243	02/15/28	0.20%	1D OBFR01	Monthly	(503)
Marsh & McLennan Cos., Inc.	Barclays Bank PLC	227,799	02/16/27	0.15%	1D OBFR01	Monthly	(10,111)
Marsh & McLennan Cos., Inc.	BNP Paribas SA	18,788,108	01/24/28	0.20%	1D OBFR01	Monthly	(772,364)
Martin Marietta Materials, Inc.	Bank of America N.A.	45,654	02/15/28	0.20%	1D OBFR01	Monthly	158
Martin Marietta Materials, Inc.	UBS AG	663,827	01/14/31	0.20%	1D OBFR01	Monthly	2,292
Martinrea International, Inc.	Morgan Stanley & Co. International PLC	2,387,448	01/04/27	0.20%	CABROVER	Monthly	125,128
Marui Group Co. Ltd.	Morgan Stanley & Co. International PLC	15,861,060	01/06/27	0.25%	1D P TONA	Monthly	31,598
Maruichi Steel Tube Ltd.	Bank of America N.A.	59,155	03/15/28	0.15%	1D P TONA	Monthly	(650)
Maruichi Steel Tube Ltd.	Barclays Bank PLC	115,877	01/20/27	0.15%	1D P TONA	Monthly	(724)
Maruichi Steel Tube Ltd.	BNP Paribas SA	554,930	01/14/28	0.25%	1D TONA	Monthly	(6,095)
Maruichi Steel Tube Ltd.	UBS AG	447,887	01/06/31	0.21%	1D P TONA	Monthly	(4,919)
Marvell Technology, Inc.	Barclays Bank PLC	26,067,806	02/16/27	0.20%	1D OBFR01	Monthly	1,319,184
Marvell Technology, Inc.	BNP Paribas SA	5,253,303	01/28/28	0.20%	1D OBFR01	Monthly	1,192,336
Masimo Corp.	BNP Paribas SA	130,046	01/28/28	0.20%	1D OBFR01	Monthly	29
MasTec, Inc.	Bank of America N.A.	4,455,503	02/15/28	0.20%	1D OBFR01	Monthly	289,253
MasTec, Inc.	Barclays Bank PLC	2,739,414	02/16/27	0.20%	1D OBFR01	Monthly	127,694
MasTec, Inc.	SG Americas Securities LLC	6,623,489	12/08/27	0.20%	1D OBFR01	Monthly	874,100
MasTec, Inc.	UBS AG	42,562,051	04/18/28	0.20%	1D OBFR01	Monthly	3,378,662
MasTec, Inc.	UBS AG	8,643,503	01/14/31	0.20%	1D OBFR01	Monthly	576,479

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
MasTec, Inc.	UBS AG	$ 9,196,478	01/22/31	0.20%	1D OBFR01	Monthly	$ 730,035
Mastercard, Inc., Class A	Barclays Bank PLC	10,359,819	12/23/26	0.20%	1D OBFR01	Monthly	(147,023)
Mastercard, Inc., Class A	Barclays Bank PLC	211,170	02/16/27	0.20%	1D OBFR01	Monthly	(1,956)
Matador Resources Co.	BNP Paribas SA	4,534,875	01/24/28	0.20%	1D OBFR01	Monthly	484,371
Match Group, Inc.	BNP Paribas SA	75,944	01/28/28	0.20%	1D OBFR01	Monthly	6,380
Match Group, Inc.	SG Americas Securities LLC	3,101,660	12/08/27	0.20%	1D OBFR01	Monthly	447,701
Materion Corp.	Morgan Stanley & Co. International PLC	15,180,385	02/08/27	0.20%	1D FEDL01	Monthly	380,970
Mativ Holdings, Inc.	UBS AG	2,465,998	04/21/28	0.20%	1D OBFR01	Monthly	13,359
Matrix IT Ltd.	UBS AG	42,135	01/14/31	0.00%	1D OBFR01	Monthly	(5,474)
Matson, Inc.	Bank of America N.A.	321,904	02/15/28	0.20%	1D OBFR01	Monthly	7,420
Matson, Inc.	Barclays Bank PLC	63,701	02/16/27	0.20%	1D OBFR01	Monthly	1,361
Matson, Inc.	SG Americas Securities LLC	5,190,052	12/08/27	0.20%	1D OBFR01	Monthly	58,373
Matsuda Sangyo Co. Ltd.	UBS AG	481,589	04/03/28	0.25%	1D P TONA	Monthly	12,824
Matsui Securities Co. Ltd.	Morgan Stanley & Co. International PLC	203,855	01/06/27	0.25%	1D P TONA	Monthly	(3,862)
Matsuyafoods Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	101,325	01/06/27	0.25%	1D P TONA	Monthly	(3,890)
Mattel, Inc.	UBS AG	43,926	01/14/31	0.20%	1D OBFR01	Monthly	710
Maximus, Inc.	UBS AG	314,473	01/14/31	0.20%	1D OBFR01	Monthly	(17,214)
MaxLinear, Inc.	Barclays Bank PLC	4,085,541	12/23/26	0.20%	1D OBFR01	Monthly	4,443,584
Mcdonald S Holdings Co. Japan Ltd.	Bank of America N.A.	142,110	03/15/28	0.25%	1D P TONA	Monthly	(2,070)
Mcdonald S Holdings Co. Japan Ltd.	Barclays Bank PLC	471,975	01/20/27	0.25%	1D P TONA	Monthly	(5,174)
Mcdonald S Holdings Co. Japan Ltd.	BNP Paribas SA	31,580	01/14/28	0.25%	1D TONA	Monthly	(460)
Mcdonald S Holdings Co. Japan Ltd.	UBS AG	1,952,694	01/06/31	0.25%	1D P TONA	Monthly	(28,437)
McDonald’s Corp.	Bank of America N.A.	953,779	02/15/28	0.20%	1D OBFR01	Monthly	3,911
McDonald’s Corp.	BNP Paribas SA	2,592,185	01/28/28	0.20%	1D OBFR01	Monthly	(107,239)
McDonald’s Corp.	UBS AG	1,338,967	01/14/31	0.20%	1D OBFR01	Monthly	(36,601)
McEwen, Inc.	BNP Paribas SA	107,198	05/17/27	0.20%	1D OBFR01	Monthly	(13,107)
McGrath RentCorp.	Bank of America N.A.	1,155,669	02/15/28	0.20%	1D OBFR01	Monthly	(47,295)
McGrath RentCorp.	Barclays Bank PLC	312,359	02/16/27	0.20%	1D OBFR01	Monthly	(9,010)
McGrath RentCorp.	BNP Paribas SA	245,002	01/28/28	0.20%	1D OBFR01	Monthly	3,072
MCJ Co. Ltd.	Bank of America N.A.	136,458	03/15/28	0.25%	1D P TONA	Monthly	(2,795)
McKesson Corp.	Bank of America N.A.	297,016	02/15/28	0.20%	1D OBFR01	Monthly	(16,588)
McKesson Corp.	BNP Paribas SA	17,324,319	05/17/27	0.20%	1D OBFR01	Monthly	(891,517)
McKesson Corp.	UBS AG	12,088	01/14/31	0.20%	1D OBFR01	Monthly	(675)
MDA Space Ltd.	Barclays Bank PLC	57,605	02/16/27	0.20%	CABROVER	Monthly	(6,994)
MDU Resources Group, Inc.	UBS AG	222,775	01/14/31	0.20%	1D OBFR01	Monthly	6,513
Mebuki Financial Group, Inc.	BNP Paribas SA	1,341,416	01/21/28	0.25%	1D TONA	Monthly	(53,723)
MEC Co. Ltd.	Bank of America N.A.	49,037	03/15/28	0.25%	1D P TONA	Monthly	5,093
MEC Co. Ltd.	Morgan Stanley & Co. International PLC	2,625,786	01/06/27	0.25%	1D P TONA	Monthly	249,116
MEC Co. Ltd.	UBS AG	32,691	01/06/31	0.25%	1D P TONA	Monthly	3,395
Mechanics Bancorp., Class A	UBS AG	117,074	01/14/31	0.20%	1D OBFR01	Monthly	(6,248)
Medipal Holdings Corp.	Morgan Stanley & Co. International PLC	12,047,479	01/06/27	0.25%	1D P TONA	Monthly	118,383
Medline, Inc., Class A	Bank of America N.A.	1,054,850	02/15/28	0.20%	1D OBFR01	Monthly	(60,190)
Medline, Inc., Class A	Barclays Bank PLC	4,835,910	02/16/27	0.15%	1D OBFR01	Monthly	(15,940)
Medpace Holdings, Inc.	SG Americas Securities LLC	3,736,705	12/08/27	0.20%	1D OBFR01	Monthly	(731,982)
Medtronic PLC	Bank of America N.A.	88,058	02/15/28	0.20%	1D OBFR01	Monthly	(6,197)
Medtronic PLC	BNP Paribas SA	1,805,931	01/28/28	0.20%	1D OBFR01	Monthly	(127,099)
Medtronic PLC	Morgan Stanley & Co. International PLC	8,041,998	02/05/27	0.20%	1D FEDL01	Monthly	(62,567)
Mega Or Holdings Ltd.	Barclays Bank PLC	876,238	02/22/27	0.60%	SHIR	Monthly	(4,027)
Mega Or Holdings Ltd.	BNP Paribas SA	789,622	01/13/28	0.00%	SHIR	Monthly	(2,301)
Megachips Corp.	UBS AG	62,042	01/06/31	0.25%	1D P TONA	Monthly	6,528
Megaport Ltd.	Goldman Sachs Bank USA	553,444	08/19/26	0.30%	1D AONIA	Monthly	28,232
MEIJI Holdings Co. Ltd.	BNP Paribas SA	862,005	09/07/26	0.25%	1D TONA	Monthly	(45,525)
MEIJI Holdings Co. Ltd.	BNP Paribas SA	2,435,665	03/24/27	0.25%	1D TONA	Monthly	(128,636)
Meiko Electronics Co. Ltd.	Barclays Bank PLC	281,019	01/20/27	0.15%	1D P TONA	Monthly	21,841
MEITEC Group Holdings, Inc.	Bank of America N.A.	1,442,234	03/15/28	0.00%	1D P TONA	Monthly	(4,241)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
MEITEC Group Holdings, Inc.	Morgan Stanley & Co. International PLC	$ 1,401,552	01/06/27	0.25%	1D P TONA	Monthly	$ (19,637)
Melrose Industries PLC	Citibank N.A.	2,234,667	07/06/26	0.25%	1D SONIA	Monthly	(69,347)
MercadoLibre, Inc.	Bank of America N.A.	144,153	02/15/28	0.20%	1D OBFR01	Monthly	(6,121)
MercadoLibre, Inc.	Bank of America N.A.	1,203,773	02/15/28	0.20%	1D OBFR01	Monthly	(51,112)
MercadoLibre, Inc.	Barclays Bank PLC	2,677,950	12/23/26	0.20%	1D OBFR01	Monthly	(98,356)
MercadoLibre, Inc.	Citibank N.A.	3,535,862	02/24/28	0.20%	1D OBFR01	Monthly	(129,865)
MercadoLibre, Inc.	JPMorgan Chase Bank N.A.	10,594,065	02/09/27	0.20%	1D OBFR01	Monthly	100,766
Mercedes-Benz Group AG, Class N	Goldman Sachs Bank USA	199,677	08/19/26	0.26%	1D ESTR	Monthly	(17,578)
Mercedes-Benz Group AG, Class N	UBS AG	298,465	01/03/31	0.26%	1D ESTR	Monthly	(8,705)
Merck & Co., Inc.	BNP Paribas SA	63,784	01/28/28	0.20%	1D OBFR01	Monthly	(4,718)
Merck & Co., Inc.	UBS AG	355,243	01/14/31	0.20%	1D OBFR01	Monthly	(10,670)
Merck KGaA	Barclays Bank PLC	11,169,998	08/18/27	0.26%	1D ESTR	Monthly	(260,585)
Merck KGaA	UBS AG	6,338,262	04/18/28	0.15%	1D ESTR	Monthly	(55,550)
Mercury General Corp.	UBS AG	896,768	04/21/28	0.20%	1D OBFR01	Monthly	36,143
Mercury Systems, Inc.	BNP Paribas SA	356,320	01/28/28	0.20%	1D OBFR01	Monthly	(27,502)
Merit Medical Systems, Inc.	Barclays Bank PLC	582,720	02/16/27	0.20%	1D OBFR01	Monthly	(12,871)
Merit Medical Systems, Inc.	BNP Paribas SA	5,163	01/28/28	0.20%	1D OBFR01	Monthly	(186)
Merit Medical Systems, Inc.	Goldman Sachs Bank USA	1,259,381	08/18/26	0.20%	1D FEDL01	Monthly	(41,754)
Meritage Homes Corp.	Barclays Bank PLC	6,158,821	12/23/26	0.20%	1D OBFR01	Monthly	(122,800)
Meritage Homes Corp.	BNP Paribas SA	1,832,378	01/28/28	0.20%	1D OBFR01	Monthly	60,280
Merlin Properties Socimi SA	Bank of America N.A.	1,961,334	02/15/28	0.26%	1D ESTR	Monthly	(41,258)
Merlin Properties Socimi SA	Barclays Bank PLC	932,823	02/19/27	0.26%	1D ESTR	Monthly	(9,307)
Merlin Properties Socimi SA	UBS AG	1,770,976	01/03/31	0.26%	1D ESTR	Monthly	(35,233)
Meshulam Levinstein Contracting & Engineering Ltd.	Bank of America N.A.	50,959	02/15/28	0.45%	SHIR	Monthly	3,646
Meshulam Levinstein Contracting & Engineering Ltd.	BNP Paribas SA	144,551	01/13/28	0.70%	SHIR	Monthly	10,342
Meta Platforms, Inc., Class A	Bank of America N.A.	139,788	02/15/28	0.20%	1D OBFR01	Monthly	(11,899)
Metals X Ltd.	Bank of America N.A.	138,654	02/15/28	0.00%	1D AONIA	Monthly	(752)
METAWATER Co. Ltd.	Bank of America N.A.	6,467,136	02/15/28	0.25%	1D P TONA	Monthly	(507,946)
METAWATER Co. Ltd.	Morgan Stanley & Co. International PLC	212,730	01/06/27	0.25%	1D P TONA	Monthly	(13,730)
Metcash Ltd.	Morgan Stanley & Co. International PLC	1,726,905	01/06/27	0.29%	1D AONIA	Monthly	(98,172)
MetLife, Inc.	BNP Paribas SA	70,397,770	05/17/27	0.20%	1D OBFR01	Monthly	2,351,773
MetLife, Inc.	BNP Paribas SA	994,812	01/28/28	0.20%	1D OBFR01	Monthly	27,824
MetLife, Inc.	UBS AG	43,101	01/14/31	0.20%	1D OBFR01	Monthly	1,434
Metro, Inc.	BNP Paribas SA	77,736	01/17/28	0.20%	CABROVER	Monthly	(1,515)
Metropole Television SA	Bank of America N.A.	3,021,705	02/15/28	0.26%	1D ESTR	Monthly	134,221
Metropole Television SA	Barclays Bank PLC	249,939	02/19/27	0.26%	1D ESTR	Monthly	7,385
Metropole Television SA	UBS AG	843,040	01/03/31	0.26%	1D ESTR	Monthly	37,447
Metropolitan Bank Holding Corp.	SG Americas Securities LLC	102,359	12/08/27	0.20%	1D OBFR01	Monthly	393
Metso OYJ	UBS AG	2,229,431	09/03/29	0.25%	1D ESTR	Monthly	(182,407)
Metso OYJ	UBS AG	6,585,976	01/20/31	0.23%	1D ESTR	Monthly	(525,766)
Mettler-Toledo International, Inc.	Bank of America N.A.	14,575,400	02/15/28	0.00%	1D OBFR01	Monthly	(379,497)
Mettler-Toledo International, Inc.	Barclays Bank PLC	22,078,610	12/23/26	0.19%	1D OBFR01	Monthly	(563,901)
Mettler-Toledo International, Inc.	Barclays Bank PLC	27,511	02/16/27	0.19%	1D OBFR01	Monthly	(703)
Mettler-Toledo International, Inc.	BNP Paribas SA	139,480	01/28/28	0.20%	1D OBFR01	Monthly	(4,159)
MFE-MediaForEurope NV	Bank of America N.A.	736,245	02/15/28	0.26%	1D ESTR	Monthly	26,647
MFE-MediaForEurope NV	BNP Paribas SA	109,129	01/13/28	0.26%	1D ESTR	Monthly	3,950
MFE-MediaForEurope NV	UBS AG	107,700	01/03/31	0.15%	1D ESTR	Monthly	3,898
MFE-MediaForEurope NV, Class A	Barclays Bank PLC	1,325,138	12/10/26	0.26%	1D ESTR	Monthly	(57,732)
MGIC Investment Corp.	Barclays Bank PLC	3,061,009	12/23/26	0.20%	1D OBFR01	Monthly	(183,639)
MGIC Investment Corp.	Barclays Bank PLC	150,324	02/16/27	0.20%	1D OBFR01	Monthly	(12,973)
MGP Ingredients, Inc.	Bank of America N.A.	81,958	02/15/28	0.20%	1D OBFR01	Monthly	(164)
Microchip Technology, Inc.	Bank of America N.A.	8,775,741	02/15/28	0.20%	1D OBFR01	Monthly	2,170,079
Microchip Technology, Inc.	BNP Paribas SA	54,080	01/28/28	0.20%	1D OBFR01	Monthly	13,373
Microchip Technology, Inc.	Morgan Stanley & Co. International PLC	7,761,106	02/05/27	0.20%	1D FEDL01	Monthly	429,282

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Micron Technology, Inc.	Morgan Stanley & Co. International PLC	$ 9,296,731	02/05/27	0.20%	1D FEDL01	Monthly	$ 566,027
Micron Technology, Inc.	UBS AG	395,836	01/22/31	0.20%	1D OBFR01	Monthly	24,098
Micronics Japan Co. Ltd.	Barclays Bank PLC	132,152	01/20/27	0.15%	1D P TONA	Monthly	10,777
Microsoft Corp.	Bank of America N.A.	317,272	02/15/28	0.20%	1D OBFR01	Monthly	(12,253)
Microsoft Corp.	BNP Paribas SA	371,332	01/28/28	0.20%	1D OBFR01	Monthly	(3,106)
Microsoft Corp.	Morgan Stanley & Co. International PLC	619,524	02/05/27	0.20%	1D FEDL01	Monthly	(24,573)
Mid Penn Bancorp, Inc.	BNP Paribas SA	114,109	01/28/28	0.20%	1D OBFR01	Monthly	(2,901)
Middleby Corp.	Barclays Bank PLC	414,190	02/16/27	0.15%	1D OBFR01	Monthly	(12,340)
Milbon Co. Ltd.	Barclays Bank PLC	862,883	05/12/27	0.23%	1D P TONA	Monthly	(32,187)
MillerKnoll, Inc.	Bank of America N.A.	129,090	02/15/28	0.20%	1D OBFR01	Monthly	(9,937)
MillerKnoll, Inc.	SG Americas Securities LLC	6,399,692	12/08/27	0.20%	1D OBFR01	Monthly	451,643
MillerKnoll, Inc.	UBS AG	48,572	01/14/31	0.20%	1D OBFR01	Monthly	(2,953)
Millicom International Cellular SA	Bank of America N.A.	220,861	02/15/28	0.20%	1D OBFR01	Monthly	8,145
Millicom International Cellular SA	Barclays Bank PLC	4,861,115	02/16/27	0.20%	1D OBFR01	Monthly	101,139
Millicom International Cellular SA	SG Americas Securities LLC	9,705,325	12/08/27	0.20%	1D OBFR01	Monthly	530,609
Millrose Properties, Inc., Class A	Barclays Bank PLC	1,733,409	12/23/26	0.20%	1D OBFR01	Monthly	2,728
Mineral Resources Ltd.	Bank of America N.A.	511,103	02/15/28	0.25%	1D AONIA	Monthly	19,144
Mineral Resources Ltd.	Barclays Bank PLC	3,553,412	01/20/27	0.00%	1D AONIA	Monthly	133,653
Mineral Resources Ltd.	BNP Paribas SA	389,446	01/14/28	0.00%	1D AONIA	Monthly	25,385
Mineral Resources Ltd.	Morgan Stanley & Co. International PLC	6,867,302	01/07/27	0.29%	1D AONIA	Monthly	258,297
Mineral Resources Ltd.	SG Americas Securities LLC	5,400,046	12/08/27	0.30%	1D AONIA	Monthly	666,188
Minerals 260 Ltd.	Bank of America N.A.	454,707	02/15/28	0.00%	1D AONIA	Monthly	(42,916)
Minerals 260 Ltd.	BNP Paribas SA	196,096	01/14/28	0.25%	1D AONIA	Monthly	(17,649)
Minimax Group, Inc.	BNP Paribas SA	9,554,325	07/19/27	0.30%	HONIA	Monthly	(1,304,561)
MIPS AB	Barclays Bank PLC	92,074	01/18/27	0.28%	1D STIBOR	Monthly	1,971
MIRAIT ONE Corp.	Barclays Bank PLC	12,028,806	05/12/27	0.24%	1D P TONA	Monthly	322,089
Mirum Pharmaceuticals, Inc.	Bank of America N.A.	85,218	02/15/28	0.20%	1D OBFR01	Monthly	804
Mirum Pharmaceuticals, Inc.	Barclays Bank PLC	368,259	02/16/27	0.15%	1D OBFR01	Monthly	19,229
Mirum Pharmaceuticals, Inc.	BNP Paribas SA	159,446	01/28/28	0.20%	1D OBFR01	Monthly	1,505
Mirvac Group	Bank of America N.A.	422,757	02/15/28	0.25%	1D AONIA	Monthly	(8,210)
Mirvac Group	Barclays Bank PLC	13,517,593	05/12/27	0.00%	1D AONIA	Monthly	(485,912)
Mirvac Group	BNP Paribas SA	140,209	01/14/28	0.25%	1D AONIA	Monthly	(2,723)
Mirvac Group	Morgan Stanley & Co. International PLC	23,859,511	01/06/27	0.29%	1D AONIA	Monthly	(853,508)
Mitie Group PLC	Bank of America N.A.	1,661,070	02/15/28	0.25%	1D SONIA	Monthly	(57,215)
Mitie Group PLC	Barclays Bank PLC	41,989	02/19/27	0.25%	1D SONIA	Monthly	(1,106)
Mitie Group PLC	BNP Paribas SA	5,092,732	03/17/27	0.25%	1D SONIA	Monthly	(175,416)
Mitie Group PLC	BNP Paribas SA	54,367	01/13/28	0.00%	1D SONIA	Monthly	817
Mitie Group PLC	Goldman Sachs Bank USA	1,645,081	08/19/26	0.25%	1D SONIA	Monthly	(56,664)
Mitsubishi Corp.	Citibank N.A.	8,671,802	02/24/27	0.20%	1D P TONA	Monthly	484,608
Mitsubishi Corp.	UBS AG	7,211,591	04/18/28	0.24%	1D P TONA	Monthly	36,032
Mitsubishi Electric Corp.	SG Americas Securities LLC	38,152,707	12/08/27	0.25%	1D P TONA	Monthly	4,506,520
Mitsubishi Electric Corp.	UBS AG	11,403,035	01/20/31	0.25%	1D P TONA	Monthly	909,148
Mitsubishi Gas Chemical Co., Inc.	Barclays Bank PLC	3,934,826	05/12/27	0.25%	1D P TONA	Monthly	71,590
Mitsubishi Gas Chemical Co., Inc.	Morgan Stanley & Co. International PLC	5,580,098	01/06/27	0.25%	1D P TONA	Monthly	101,524
Mitsubishi HC Capital, Inc.	BNP Paribas SA	522,248	09/07/26	0.00%	1D TONA	Monthly	(1,786)
Mitsubishi HC Capital, Inc.	BNP Paribas SA	1,169,180	01/21/28	0.25%	1D TONA	Monthly	(34,700)
Mitsubishi Heavy Industries Ltd.	Bank of America N.A.	2,375,302	03/15/28	0.25%	1D P TONA	Monthly	33,260
Mitsubishi Heavy Industries Ltd.	Morgan Stanley & Co. International PLC	42,742,798	01/06/27	0.25%	1D P TONA	Monthly	1,500,730
Mitsubishi Heavy Industries Ltd.	Morgan Stanley & Co. International PLC	28,947,606	01/07/27	0.25%	1D P TONA	Monthly	1,056,455
Mitsubishi Logistics Corp.	SG Americas Securities LLC	19,159,180	12/08/27	0.25%	1D P TONA	Monthly	(299,327)
Mitsubishi Materials Corp.	Morgan Stanley & Co. International PLC	3,336,793	01/06/27	0.25%	1D P TONA	Monthly	(160,150)
Mitsubishi Materials Corp.	UBS AG	505,433	04/18/28	0.25%	1D P TONA	Monthly	(44,094)
Mitsubishi Materials Corp.	UBS AG	9,145,756	01/20/31	0.25%	1D P TONA	Monthly	(779,059)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Mitsubishi UFJ Financial Group, Inc.	Bank of America N.A.	$ 247,514	03/15/28	0.15%	1D P TONA	Monthly	$ (8,608)
Mitsubishi UFJ Financial Group, Inc.	Barclays Bank PLC	33,909	01/20/27	0.25%	1D P TONA	Monthly	221
Mitsubishi UFJ Financial Group, Inc.	BNP Paribas SA	24,680,635	09/07/26	0.25%	1D TONA	Monthly	(757,731)
Mitsubishi UFJ Financial Group, Inc.	BNP Paribas SA	11,009,165	01/21/28	0.25%	1D TONA	Monthly	(375,167)
Mitsubishi UFJ Financial Group, Inc.	UBS AG	474,714	04/18/28	0.25%	1D P TONA	Monthly	10,282
Mitsui & Co. Ltd.	Morgan Stanley & Co. International PLC	9,979,727	01/07/27	0.25%	1D P TONA	Monthly	469,299
Mitsui Chemicals, Inc.	Barclays Bank PLC	13,056,448	05/12/27	0.00%	1D P TONA	Monthly	(263,276)
Mitsui Chemicals, Inc.	Barclays Bank PLC	38,128,230	09/09/27	0.00%	1D P TONA	Monthly	(822,233)
Mitsui Chemicals, Inc.	JPMorgan Chase Bank N.A.	793,745	02/10/27	0.25%	1D P TONA	Monthly	(69,120)
Mitsui Fudosan Co. Ltd.	Bank of America N.A.	122,690	03/15/28	0.25%	1D P TONA	Monthly	(4,409)
Mitsui Fudosan Co. Ltd.	Barclays Bank PLC	948,686	01/20/27	0.24%	1D P TONA	Monthly	(2,432)
Mitsui Fudosan Co. Ltd.	Barclays Bank PLC	30,125,014	09/09/27	0.24%	1D P TONA	Monthly	(73,757)
Mitsui Fudosan Co. Ltd.	SG Americas Securities LLC	51,491,493	12/08/27	0.25%	1D P TONA	Monthly	(1,411,175)
Mitsui Kinzoku Co. Ltd.	Bank of America N.A.	1,960,551	03/15/28	0.25%	1D P TONA	Monthly	402,372
Mitsui Kinzoku Co. Ltd.	UBS AG	757,713	01/06/31	0.25%	1D P TONA	Monthly	94,038
Mitsui OSK Lines Ltd.	BNP Paribas SA	3,242,871	03/24/27	0.15%	1D TONA	Monthly	(228,495)
Mitsui OSK Lines Ltd.	UBS AG	2,543,906	09/03/29	0.25%	1D P TONA	Monthly	(179,245)
Miyazaki Bank Ltd.	Bank of America N.A.	183,070	03/15/28	0.25%	1D P TONA	Monthly	(12,137)
Miyazaki Bank Ltd.	BNP Paribas SA	13,561	01/14/28	0.25%	1D TONA	Monthly	(899)
Miyazaki Bank Ltd.	UBS AG	366,140	01/06/31	0.25%	1D P TONA	Monthly	(24,274)
Mizuho Leasing Co. Ltd.	Barclays Bank PLC	2,920,739	05/12/27	0.00%	1D P TONA	Monthly	33,371
MKS Instruments, Inc.	Bank of America N.A.	1,227,561	02/15/28	0.20%	1D OBFR01	Monthly	62,650
MKS Instruments, Inc.	BNP Paribas SA	20,239,140	05/17/27	0.20%	1D OBFR01	Monthly	975,996
MKS Instruments, Inc.	BNP Paribas SA	365,840	01/28/28	0.20%	1D OBFR01	Monthly	20,060
MMG Ltd.	BNP Paribas SA	39,114	01/14/28	0.15%	HONIA	Monthly	(274)
MNTN, Inc., Class A	Morgan Stanley & Co. International PLC	112,887	02/08/27	0.20%	1D FEDL01	Monthly	(8,214)
Mobileye Global, Inc., Class A	UBS AG	483,936	01/22/31	0.20%	1D OBFR01	Monthly	60,805
Mobvista, Inc.	Barclays Bank PLC	1,373,395	09/09/27	0.00%	HONIA	Monthly	224,161
Modern Times Group MTG AB, Class B	Barclays Bank PLC	2,998,814	01/18/27	0.28%	1D STIBOR	Monthly	631,481
Moderna, Inc.	SG Americas Securities LLC	5,231,153	12/08/27	0.20%	1D OBFR01	Monthly	(618,501)
Mohawk Industries, Inc.	UBS AG	381,447	01/14/31	0.20%	1D OBFR01	Monthly	6,169
Molina Healthcare, Inc.	Bank of America N.A.	46,829	02/15/28	0.20%	1D OBFR01	Monthly	15,255
Molson Coors Beverage Co., Class B	Bank of America N.A.	1,076,544	02/15/28	0.20%	1D OBFR01	Monthly	(32,448)
Molson Coors Beverage Co., Class B	BNP Paribas SA	75,150	01/28/28	0.20%	1D OBFR01	Monthly	(2,663)
Molson Coors Beverage Co., Class B	UBS AG	4,274,066	04/18/28	0.20%	1D OBFR01	Monthly	14,551
Moltiply Group SpA	Bank of America N.A.	291,864	02/15/28	0.26%	1D ESTR	Monthly	(5,852)
Moltiply Group SpA	Barclays Bank PLC	42,783	02/19/27	0.26%	1D ESTR	Monthly	(1,038)
Monadelphous Group Ltd.	BNP Paribas SA	4,001,623	03/22/27	0.25%	1D AONIA	Monthly	(23,802)
Mondelez International, Inc., Class A	Bank of America N.A.	545,092	02/15/28	0.20%	1D OBFR01	Monthly	46,821
Mondelez International, Inc., Class A	Barclays Bank PLC	1,027,075	02/16/27	0.20%	1D OBFR01	Monthly	98,567
Mondelez International, Inc., Class A	BNP Paribas SA	237,579	01/28/28	0.20%	1D OBFR01	Monthly	20,407
Mondelez International, Inc., Class A	UBS AG	1,903,691	01/14/31	0.20%	1D OBFR01	Monthly	163,520
MongoDB, Inc., Class A	UBS AG	289,756	01/22/31	0.20%	1D OBFR01	Monthly	(8,325)
Monte Rosa Therapeutics, Inc.	Barclays Bank PLC	210,984	02/16/27	0.15%	1D OBFR01	Monthly	1,543
MONY Group PLC	Bank of America N.A.	2	02/15/28	0.25%	1D SONIA	Monthly	—
MONY Group PLC	Bank of America N.A.	2	02/15/28	0.25%	1D SONIA	Monthly	—
MONY Group PLC	Bank of America N.A.	774,466	02/15/28	0.25%	1D SONIA	Monthly	58,062
MONY Group PLC	Barclays Bank PLC	161,961	02/19/27	0.25%	1D SONIA	Monthly	6,244
MONY Group PLC	BNP Paribas SA	937,804	01/13/28	0.25%	1D SONIA	Monthly	70,307
MONY Group PLC	Citibank N.A.	506,512	06/24/26	0.25%	1D SONIA	Monthly	19,527
MONY Group PLC	Goldman Sachs Bank USA	2	08/19/26	0.25%	1D SONIA	Monthly	—
MONY Group PLC	Goldman Sachs Bank USA	5	08/19/26	0.25%	1D SONIA	Monthly	—
MONY Group PLC	UBS AG	373,050	01/03/31	0.25%	1D SONIA	Monthly	27,967
Moody’s Corp.	Bank of America N.A.	82,213	02/15/28	0.20%	1D OBFR01	Monthly	2,767
Moody’s Corp.	BNP Paribas SA	392,746	01/28/28	0.20%	1D OBFR01	Monthly	13,220
Moody’s Corp.	UBS AG	11,966,961	01/22/31	0.20%	1D OBFR01	Monthly	358,430
Morgan Sindall Group PLC	Bank of America N.A.	1,407,012	02/15/28	0.25%	1D SONIA	Monthly	63,413
Morgan Sindall Group PLC	BNP Paribas SA	3,200,997	03/17/27	0.25%	1D SONIA	Monthly	144,266

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Morgan Sindall Group PLC	Goldman Sachs Bank USA	$ 1,337,180	08/19/26	0.25%	1D SONIA	Monthly	$ 60,266
Morgan Sindall Group PLC	SG Americas Securities LLC	3,603,280	12/08/27	0.25%	1D SONIA	Monthly	137,219
Morgan Sindall Group PLC	UBS AG	3,050,376	04/24/28	0.25%	1D SONIA	Monthly	128,469
Morgan Stanley	Barclays Bank PLC	30,915,574	12/23/26	0.20%	1D OBFR01	Monthly	14,134
Morgan Stanley	BNP Paribas SA	368,677	01/28/28	0.20%	1D OBFR01	Monthly	(1,982)
Morgan Stanley	SG Americas Securities LLC	72,173,804	12/08/27	0.20%	1D OBFR01	Monthly	5,090,620
Morgan Stanley	UBS AG	292,987	01/14/31	0.20%	1D OBFR01	Monthly	(1,575)
Morningstar, Inc.	Bank of America N.A.	432,882	02/15/28	0.20%	1D OBFR01	Monthly	(25,953)
Morningstar, Inc.	BNP Paribas SA	6,845,114	01/24/28	0.20%	1D OBFR01	Monthly	(412,877)
Mosaic Co.	UBS AG	1,111,355	04/18/28	0.20%	1D OBFR01	Monthly	(11,592)
Mota-Engil SGPS SA	Goldman Sachs Bank USA	1,229,349	08/19/26	0.26%	1D ESTR	Monthly	20,322
Mota-Engil SGPS SA	JPMorgan Chase Bank N.A.	2,647,217	02/10/27	(5.00)%	1D ESTR	Monthly	(102,985)
Motorola Solutions, Inc.	Barclays Bank PLC	40,678,639	12/23/26	0.20%	1D OBFR01	Monthly	(239,147)
Motorola Solutions, Inc.	Barclays Bank PLC	5,370,144	02/23/27	0.20%	1D OBFR01	Monthly	(31,978)
Movado Group, Inc.	Barclays Bank PLC	783,972	12/23/26	0.20%	1D OBFR01	Monthly	(29,098)
Mowi ASA	SG Americas Securities LLC	21,255,565	12/08/27	0.26%	NOWA	Monthly	(1,710,778)
Mowi ASA	SG Americas Securities LLC	573,280	12/08/27	0.26%	NOWA	Monthly	(47,198)
MP Materials Corp., Class A	Barclays Bank PLC	1,269,429	02/23/27	0.20%	1D OBFR01	Monthly	(57,793)
MPC Container Ships ASA	SG Americas Securities LLC	108,658	12/08/27	0.26%	NOWA	Monthly	4,540
MSC Industrial Direct Co., Inc., Class A	Barclays Bank PLC	207,017	02/16/27	0.20%	1D OBFR01	Monthly	(1,249)
MSCI, Inc., Class A	UBS AG	103,051	01/14/31	0.20%	1D OBFR01	Monthly	5,768
MSCI, Inc., Class A	UBS AG	19,791,400	01/22/31	0.20%	1D OBFR01	Monthly	1,107,846
Mueller Industries, Inc.	BNP Paribas SA	216,223	01/28/28	0.20%	1D OBFR01	Monthly	26,468
Mueller Water Products, Inc., Class A	Bank of America N.A.	205,585	02/15/28	0.20%	1D OBFR01	Monthly	(9,156)
Mueller Water Products, Inc., Class A	Barclays Bank PLC	47,354	02/16/27	0.20%	1D OBFR01	Monthly	170
Mueller Water Products, Inc., Class A	BNP Paribas SA	104,208	01/28/28	0.20%	1D OBFR01	Monthly	(4,641)
Mueller Water Products, Inc., Class A	Morgan Stanley & Co. International PLC	102,689	02/08/27	0.20%	1D FEDL01	Monthly	(1,030)
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class N	UBS AG	84,960	01/03/31	0.26%	1D ESTR	Monthly	(5,403)
Mullen Group Ltd.	Barclays Bank PLC	10,545,679	12/23/26	0.20%	CABROVER	Monthly	1,268,340
Mullen Group Ltd.	SG Americas Securities LLC	1,811,473	12/08/27	0.20%	CABROVER	Monthly	264,552
Mullen Group Ltd.	UBS AG	145,174	04/21/28	0.25%	1D CORRA	Monthly	24,031
Murata Manufacturing Co. Ltd.	Barclays Bank PLC	49,296,647	09/09/27	0.25%	1D P TONA	Monthly	2,820,930
Murata Manufacturing Co. Ltd.	Goldman Sachs Bank USA	16,049,746	08/19/26	0.25%	1D P TONA	Monthly	2,386,246
Murata Manufacturing Co. Ltd.	SG Americas Securities LLC	46,106,019	12/08/27	0.25%	1D P TONA	Monthly	13,536,520
Murata Manufacturing Co. Ltd.	UBS AG	13,445,524	01/20/31	0.25%	1D P TONA	Monthly	1,999,055
Murphy Oil Corp.	SG Americas Securities LLC	4,364,370	12/08/27	0.19%	1D OBFR01	Monthly	299,178
Mycronic AB	Barclays Bank PLC	101,726	01/18/27	0.28%	1D STIBOR	Monthly	449
Myers Industries, Inc.	Barclays Bank PLC	2,657,646	12/23/26	0.20%	1D OBFR01	Monthly	(56,787)
Myers Industries, Inc.	BNP Paribas SA	70,420	01/28/28	0.20%	1D OBFR01	Monthly	(2,758)
MYR Group, Inc.	BNP Paribas SA	223,171	01/28/28	0.20%	1D OBFR01	Monthly	55,743
MYR Group, Inc.	Citibank N.A.	12,373,768	06/25/26	0.20%	1D OBFR01	Monthly	2,666,543
MYR Group, Inc.	JPMorgan Chase Bank N.A.	1,731,979	02/10/27	0.20%	1D OBFR01	Monthly	601,751
MYR Group, Inc.	Morgan Stanley & Co. International PLC	3,994,149	02/08/27	0.20%	1D FEDL01	Monthly	860,738
MYR Group, Inc.	UBS AG	46,667	01/14/31	0.20%	1D OBFR01	Monthly	10,411
Nabors Industries Ltd.	Barclays Bank PLC	4,348,685	12/23/26	0.20%	1D OBFR01	Monthly	809,315
Nabors Industries Ltd.	SG Americas Securities LLC	2,700,533	12/08/27	0.20%	1D OBFR01	Monthly	607,100
Nabtesco Corp.	BNP Paribas SA	209,300	09/07/26	0.25%	1D TONA	Monthly	22,212
Nagarro SE	Goldman Sachs Bank USA	71,808	08/19/26	0.26%	1D ESTR	Monthly	(7,124)
Nagase & Co. Ltd.	SG Americas Securities LLC	7,900,719	12/08/27	0.25%	1D P TONA	Monthly	(395,030)
Nakanishi, Inc.	Bank of America N.A.	9,211	03/15/28	0.25%	1D P TONA	Monthly	(377)
Nakanishi, Inc.	Morgan Stanley & Co. International PLC	2,501,955	01/06/27	0.25%	1D P TONA	Monthly	(9,151)
Nakanishi, Inc.	UBS AG	27,632	01/06/31	0.25%	1D P TONA	Monthly	(1,132)
NANO Nuclear Energy, Inc.	Barclays Bank PLC	305,706	02/16/27	0.15%	1D OBFR01	Monthly	(4,268)
Nanobiotix SA	Bank of America N.A.	341,482	02/15/28	0.26%	1D ESTR	Monthly	8,079
Nanobiotix SA	Barclays Bank PLC	266,191	02/19/27	0.26%	1D ESTR	Monthly	17,391
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Napco Security Technologies, Inc.	SG Americas Securities LLC	$ 102,769	12/08/27	0.20%	1D OBFR01	Monthly	$ 3,307
Nasdaq, Inc.	Bank of America N.A.	198,441	02/15/28	0.20%	1D OBFR01	Monthly	7,530
Nasdaq, Inc.	Barclays Bank PLC	58,213	02/16/27	0.20%	1D OBFR01	Monthly	3,734
Nasdaq, Inc.	UBS AG	322,056	01/14/31	0.20%	1D OBFR01	Monthly	12,220
Natera, Inc.	BNP Paribas SA	431,577	01/28/28	0.20%	1D OBFR01	Monthly	(2,145)
National Bank Holdings Corp., Class A	Bank of America N.A.	250,765	02/15/28	0.20%	1D OBFR01	Monthly	6,631
National Bank Holdings Corp., Class A	BNP Paribas SA	772,096	01/28/28	0.20%	1D OBFR01	Monthly	20,416
National Beverage Corp.	Bank of America N.A.	2,034,266	02/15/28	0.20%	1D OBFR01	Monthly	21,021
National Beverage Corp.	BNP Paribas SA	3,075,430	05/17/27	0.20%	1D OBFR01	Monthly	31,780
National Fuel Gas Co.	BNP Paribas SA	479,398	01/28/28	0.20%	1D OBFR01	Monthly	(27,374)
National Grid PLC	BNP Paribas SA	7,808,629	01/19/28	0.25%	1D SONIA	Monthly	129,703
National Health Investors, Inc.	Bank of America N.A.	4,285,368	02/15/28	0.20%	1D OBFR01	Monthly	(422,409)
National Health Investors, Inc.	Barclays Bank PLC	638,015	02/16/27	0.20%	1D OBFR01	Monthly	3,107
Naturgy Energy Group SA	Morgan Stanley & Co. International PLC	5,170,592	01/06/27	0.26%	1D ESTR	Monthly	(58,416)
Naturgy Energy Group SA	SG Americas Securities LLC	16,739,242	12/08/27	0.26%	1D ESTR	Monthly	399,093
Naturgy Energy Group SA	UBS AG	120,621	01/20/31	0.26%	1D ESTR	Monthly	(1,626)
NatWest Group PLC	Bank of America N.A.	2,395,684	02/15/28	0.25%	1D SONIA	Monthly	(151,649)
NatWest Group PLC	Barclays Bank PLC	148,791	02/19/27	0.25%	1D SONIA	Monthly	(1,573)
NatWest Group PLC	BNP Paribas SA	32,522,682	08/17/26	0.25%	1D SONIA	Monthly	(1,545,698)
NatWest Group PLC	BNP Paribas SA	69,684,359	03/22/27	0.25%	1D SONIA	Monthly	(3,893,734)
NatWest Group PLC	BNP Paribas SA	62,380	01/13/28	0.25%	1D SONIA	Monthly	(3,653)
NatWest Group PLC	UBS AG	281,593	01/03/31	0.25%	1D SONIA	Monthly	(16,491)
Nautilus Biotechnology, Inc.	Barclays Bank PLC	5,020	02/16/27	0.20%	1D OBFR01	Monthly	(420)
Nautilus Biotechnology, Inc.	UBS AG	22,783	01/14/31	0.20%	1D OBFR01	Monthly	(4,346)
Navient Corp.	Bank of America N.A.	68,811	02/15/28	0.20%	1D OBFR01	Monthly	6,522
Navient Corp.	Barclays Bank PLC	707,345	02/16/27	0.17%	1D OBFR01	Monthly	24,555
Navient Corp.	BNP Paribas SA	1,206,566	01/28/28	0.20%	1D OBFR01	Monthly	114,366
Navient Corp.	UBS AG	431,267	01/14/31	0.20%	1D OBFR01	Monthly	40,878
Navigator Global Investments Ltd.	Bank of America N.A.	78,665	02/15/28	0.25%	1D AONIA	Monthly	13,059
Navigator Global Investments Ltd.	BNP Paribas SA	226,249	01/14/28	0.25%	1D AONIA	Monthly	37,559
Navigator Global Investments Ltd.	UBS AG	12,369	01/03/31	0.25%	1D AONIA	Monthly	2,053
Navitas Semiconductor Corp., Class A	Barclays Bank PLC	443,063	12/23/26	0.20%	1D OBFR01	Monthly	29,118
NCC AB, Class B	UBS AG	10,913,906	04/24/28	0.25%	TN STIBOR	Monthly	(1,136,358)
nCino, Inc.	BNP Paribas SA	468,189	01/28/28	0.20%	1D OBFR01	Monthly	(19,390)
nCino, Inc.	UBS AG	107,593	04/21/28	0.20%	1D OBFR01	Monthly	(3,412)
NEC Corp.	SG Americas Securities LLC	15,692,126	12/08/27	0.25%	1D P TONA	Monthly	(88,560)
NEC Corp.	SG Americas Securities LLC	52,110,651	12/08/27	0.25%	1D P TONA	Monthly	(339,052)
NEC Corp.	UBS AG	39,620,945	09/03/29	0.25%	1D P TONA	Monthly	(971,130)
NEC Corp.	UBS AG	7,995,087	01/20/31	0.25%	1D P TONA	Monthly	(195,964)
Neinor Homes SA	Bank of America N.A.	121,366	02/15/28	0.26%	1D ESTR	Monthly	73
Neinor Homes SA	UBS AG	298,164	01/03/31	0.26%	1D ESTR	Monthly	180
Nektar Therapeutics	UBS AG	99,537	04/21/28	0.20%	1D OBFR01	Monthly	(13,306)
Nelnet, Inc., Class A	Bank of America N.A.	99,730	02/15/28	0.20%	1D OBFR01	Monthly	3,852
Nelnet, Inc., Class A	Barclays Bank PLC	1,426,202	02/16/27	0.20%	1D OBFR01	Monthly	19,280
Nelnet, Inc., Class A	BNP Paribas SA	510,731	01/28/28	0.20%	1D OBFR01	Monthly	(328)
Nelnet, Inc., Class A	UBS AG	86,683	01/14/31	0.20%	1D OBFR01	Monthly	(1,521)
Nemetschek SE	BNP Paribas SA	2,279,140	03/24/27	0.26%	1D ESTR	Monthly	87,500
Nemetschek SE	UBS AG	9,035,907	09/03/29	0.26%	1D ESTR	Monthly	346,902
Neo Performance Materials, Inc.	Barclays Bank PLC	161,114	02/16/27	0.20%	CABROVER	Monthly	(3,914)
Neptune Insurance Holdings, Inc., Class A	UBS AG	79,451	01/14/31	0.20%	1D OBFR01	Monthly	(5,393)
Nestle SA, Class N	BNP Paribas SA	343,968	01/14/28	0.26%	SSARON	Monthly	2,777
Nestle SA, Class N	UBS AG	16,940,065	04/18/28	0.24%	SSARON	Monthly	(191,788)
NetApp, Inc.	UBS AG	529,133	04/18/28	0.20%	1D OBFR01	Monthly	(1,203)
Netflix, Inc.	Barclays Bank PLC	82,984	02/16/27	0.20%	1D OBFR01	Monthly	329
NETGEAR, Inc.	Bank of America N.A.	1,058,940	02/15/28	0.20%	1D OBFR01	Monthly	19,634
NETGEAR, Inc.	Barclays Bank PLC	1,171,772	12/23/26	0.18%	1D OBFR01	Monthly	(30,705)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
NetScout Systems, Inc.	Barclays Bank PLC	$ 6,145,012	12/23/26	0.20%	1D OBFR01	Monthly	$ 90,667
NetScout Systems, Inc.	BNP Paribas SA	169,258	01/28/28	0.20%	1D OBFR01	Monthly	6,791
NetScout Systems, Inc.	SG Americas Securities LLC	1,627,867	12/08/27	0.20%	1D OBFR01	Monthly	4,359
Netskope, Inc., Class A	Morgan Stanley & Co. International PLC	108,812	02/08/27	0.20%	1D FEDL01	Monthly	(4,302)
NETSTREIT Corp.	UBS AG	99,745	04/21/28	0.20%	1D OBFR01	Monthly	328
Netwealth Group Ltd.	Bank of America N.A.	195,381	02/15/28	0.25%	1D AONIA	Monthly	287
Netwealth Group Ltd.	Goldman Sachs Bank USA	1,096,812	08/19/26	0.30%	1D AONIA	Monthly	1,612
Netwealth Group Ltd.	SG Americas Securities LLC	16,154,974	12/08/27	0.30%	1D AONIA	Monthly	(97,591)
Neuren Pharmaceuticals Ltd.	Goldman Sachs Bank USA	101,464	08/19/26	0.30%	1D AONIA	Monthly	3,711
Neurocrine Biosciences, Inc.	Barclays Bank PLC	11,589,622	12/23/26	0.20%	1D OBFR01	Monthly	43,291
New Jersey Resources Corp.	Bank of America N.A.	170,475	02/15/28	0.20%	1D OBFR01	Monthly	1,158
New Jersey Resources Corp.	BNP Paribas SA	668,924	01/28/28	0.20%	1D OBFR01	Monthly	8,203
New Pacific Metals Corp.	Bank of America N.A.	119,509	02/15/28	0.20%	CABROVER	Monthly	(330)
New York Times Co., Class A	BNP Paribas SA	3,584,569	01/28/28	0.20%	1D OBFR01	Monthly	(107,249)
New York Times Co., Class A	UBS AG	260,445	01/14/31	0.20%	1D OBFR01	Monthly	1,855
Newell Brands, Inc.	Bank of America N.A.	173,414	02/15/28	0.20%	1D OBFR01	Monthly	(846)
Newell Brands, Inc.	BNP Paribas SA	49,930	01/28/28	0.20%	1D OBFR01	Monthly	(244)
Newmark Group, Inc., Class A	Bank of America N.A.	2,290,925	02/15/28	0.20%	1D OBFR01	Monthly	33,160
Newmark Group, Inc., Class A	Barclays Bank PLC	790,974	02/16/27	0.20%	1D OBFR01	Monthly	(20,551)
Newmont Corp.	Bank of America N.A.	849,270	02/15/28	0.20%	1D OBFR01	Monthly	(14,650)
Newmont Corp.	BNP Paribas SA	49,185	01/28/28	0.20%	1D OBFR01	Monthly	805
Newmont Corp.	UBS AG	76,889,553	04/18/28	0.20%	1D OBFR01	Monthly	(1,550,759)
Newmont Corp.	UBS AG	82,293	01/14/31	0.20%	1D OBFR01	Monthly	(1,420)
NewPrinces SpA	Barclays Bank PLC	90,351	12/10/26	0.26%	1D ESTR	Monthly	(3,404)
News Corp., Class B	Barclays Bank PLC	152,655	02/16/27	0.20%	1D OBFR01	Monthly	(1,291)
News Corp., Class B	BNP Paribas SA	140,736	01/28/28	0.20%	1D OBFR01	Monthly	6,421
News Corp., Class B	UBS AG	726,943	01/14/31	0.20%	1D OBFR01	Monthly	33,168
Nexans SA	Bank of America N.A.	917,331	02/15/28	0.00%	1D ESTR	Monthly	5,299
Nexans SA	UBS AG	34,413	04/18/28	0.26%	1D ESTR	Monthly	6,278
Nexans SA	UBS AG	5,212,045	09/03/29	0.26%	1D ESTR	Monthly	931,105
Nexans SA	UBS AG	5,875,870	01/20/31	0.26%	1D ESTR	Monthly	1,071,945
Nexon Co. Ltd.	UBS AG	355,148	01/06/31	0.25%	1D P TONA	Monthly	(10,745)
NexPoint Residential Trust, Inc.	Barclays Bank PLC	1,171,753	12/23/26	0.20%	1D OBFR01	Monthly	146,469
Nexstar Media Group, Inc., Class A	Bank of America N.A.	86,377	02/15/28	0.20%	1D OBFR01	Monthly	1,666
Nexstar Media Group, Inc., Class A	BNP Paribas SA	2,691,288	01/28/28	0.20%	1D OBFR01	Monthly	94,249
NEXT FUNDS TOPIX Exchange Traded Fund	Bank of America N.A.	29,592,513	03/15/28	0.25%	1D P TONA	Monthly	(312,699)
NEXT FUNDS TOPIX Exchange Traded Fund	Barclays Bank PLC	1,024,440	01/20/27	0.00%	1D P TONA	Monthly	1,819
NEXT FUNDS TOPIX Exchange Traded Fund	BNP Paribas SA	27,631,582	01/14/28	0.25%	1D TONA	Monthly	(305,463)
NEXT FUNDS TOPIX Exchange Traded Fund	UBS AG	5,234,976	01/06/31	0.24%	1D P TONA	Monthly	(54,936)
Next PLC	Morgan Stanley & Co. International PLC	14,410,458	01/04/27	0.25%	1D SONIA	Monthly	(422,510)
Next PLC	SG Americas Securities LLC	14,121,286	12/08/27	0.25%	1D SONIA	Monthly	(365,950)
Next Vision Stabilized Systems Ltd.	UBS AG	5,839,751	01/13/31	0.40%	SHIR	Monthly	1,346,162
NextNav, Inc.	UBS AG	312,826	01/14/31	0.20%	1D OBFR01	Monthly	28,737
NGK Corp.	Barclays Bank PLC	45,133,990	09/09/27	0.25%	1D P TONA	Monthly	4,772,505
NGK Corp.	Morgan Stanley & Co. International PLC	13,481,939	01/07/27	0.25%	1D P TONA	Monthly	1,423,840
NH Foods Ltd.	Barclays Bank PLC	7,316,172	09/09/27	0.00%	1D P TONA	Monthly	(171,730)
NH Foods Ltd.	Morgan Stanley & Co. International PLC	22,782,874	01/07/27	0.25%	1D P TONA	Monthly	(562,589)
Niagen Bioscience, Inc.	SG Americas Securities LLC	106,471	12/08/27	0.20%	1D OBFR01	Monthly	(6,195)
Nice Ltd.	UBS AG	11,057,950	11/04/30	(0.10)%	SHIR	Monthly	(47,091)
Nichirei Corp.	UBS AG	2,547,682	04/03/28	0.25%	1D P TONA	Monthly	(68,981)
Nicolet Bankshares, Inc.	Barclays Bank PLC	288,434	02/16/27	0.20%	1D OBFR01	Monthly	7,309
Nicolet Bankshares, Inc.	BNP Paribas SA	3,424,992	01/28/28	0.20%	1D OBFR01	Monthly	(223,379)
NIDEC Corp.	Barclays Bank PLC	3,103,063	01/26/27	0.23%	1D P TONA	Monthly	(22,311)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
NIDEC Corp.	Barclays Bank PLC	$ 4,946,282	09/09/27	0.23%	1D P TONA	Monthly	$ (35,564)
Nihon Kohden Corp.	Barclays Bank PLC	3,001,545	05/12/27	0.19%	1D P TONA	Monthly	(20,047)
NIKE, Inc., Class B	Barclays Bank PLC	605,808	02/16/27	0.20%	1D OBFR01	Monthly	(17,506)
NIKE, Inc., Class B	BNP Paribas SA	2,043,708	01/28/28	0.20%	1D OBFR01	Monthly	(32,425)
Nikkiso Co. Ltd.	Bank of America N.A.	216,094	03/15/28	0.25%	1D P TONA	Monthly	(8,728)
Nikkiso Co. Ltd.	Barclays Bank PLC	65,485	01/20/27	0.25%	1D P TONA	Monthly	2,504
Nikkon Holdings Co. Ltd.	Barclays Bank PLC	57,407	01/20/27	0.15%	1D P TONA	Monthly	753
Nine Entertainment Co. Holdings Ltd.	Bank of America N.A.	260,066	02/15/28	0.25%	1D AONIA	Monthly	(6,308)
Nine Entertainment Co. Holdings Ltd.	Barclays Bank PLC	1,468,441	01/20/27	0.27%	1D AONIA	Monthly	(13,458)
Nine Entertainment Co. Holdings Ltd.	Barclays Bank PLC	1,821,042	05/12/27	0.27%	1D AONIA	Monthly	(16,690)
Nine Entertainment Co. Holdings Ltd.	BNP Paribas SA	156,102	01/14/28	0.25%	1D AONIA	Monthly	(3,786)
Nintendo Co. Ltd.	BNP Paribas SA	4,062,114	09/07/26	0.25%	1D TONA	Monthly	(187,738)
Nintendo Co. Ltd.	BNP Paribas SA	3,128,038	01/14/28	0.25%	1D TONA	Monthly	(280,959)
Nintendo Co. Ltd.	Morgan Stanley & Co. International PLC	20,345,817	01/07/27	0.25%	1D P TONA	Monthly	(1,482,694)
Nintendo Co. Ltd.	UBS AG	374,511	01/06/31	0.00%	1D P TONA	Monthly	(12,511)
Nippn Corp.	Barclays Bank PLC	6,648,748	05/12/27	0.00%	1D P TONA	Monthly	81,834
Nippon Ceramic Co. Ltd.	Morgan Stanley & Co. International PLC	1,475,281	01/06/27	0.25%	1D P TONA	Monthly	22,267
Nippon Densetsu Kogyo Co. Ltd.	Bank of America N.A.	36,677	03/15/28	0.25%	1D P TONA	Monthly	(2,337)
Nippon Dry-Chemical Co. Ltd.	Bank of America N.A.	161,640	03/15/28	0.25%	1D P TONA	Monthly	20,377
Nippon Electric Glass Co. Ltd.	Barclays Bank PLC	15,480,696	09/09/27	0.15%	1D P TONA	Monthly	576,761
Nippon Electric Glass Co. Ltd.	SG Americas Securities LLC	18,522,986	12/08/27	0.25%	1D P TONA	Monthly	2,833,015
Nippon Gas Co. Ltd.	Barclays Bank PLC	9,459,522	05/12/27	0.00%	1D P TONA	Monthly	(721,723)
Nippon Gas Co. Ltd.	Citibank N.A.	321,512	02/24/27	0.25%	1D P TONA	Monthly	(24,530)
Nippon Kayaku Co. Ltd.	SG Americas Securities LLC	4,891,260	12/08/27	0.25%	1D P TONA	Monthly	(204,343)
Nippon Light Metal Holdings Co. Ltd.	Barclays Bank PLC	1,079,204	05/12/27	0.00%	1D P TONA	Monthly	(15,129)
Nippon REIT Investment Corp.	BNP Paribas SA	480,759	03/24/27	0.25%	1D TONA	Monthly	(7,404)
Nippon REIT Investment Corp.	SG Americas Securities LLC	4,092,760	12/08/27	0.25%	1D P TONA	Monthly	(93,830)
Nippon Sanso Holdings Corp.	BNP Paribas SA	4,633,367	01/21/28	0.25%	1D TONA	Monthly	(272,266)
Nippon Sanso Holdings Corp.	Citibank N.A.	3,493,936	02/24/27	0.25%	1D P TONA	Monthly	(102,361)
Nippon Seiki Co. Ltd.	Barclays Bank PLC	78,656	01/20/27	0.15%	1D P TONA	Monthly	(1,764)
Nippon Seiki Co. Ltd.	UBS AG	229,449	01/06/31	0.25%	1D P TONA	Monthly	(3,682)
Nippon Shinyaku Co. Ltd.	Barclays Bank PLC	1,922,041	05/12/27	0.00%	1D P TONA	Monthly	14,970
Nippon Signal Co. Ltd.	BNP Paribas SA	189,846	01/14/28	0.25%	1D TONA	Monthly	(3,456)
Nippon Soda Co. Ltd.	SG Americas Securities LLC	517,213	12/08/27	0.25%	1D P TONA	Monthly	(401)
Nippon Steel Corp.	Bank of America N.A.	1,188,704	03/15/28	0.00%	1D P TONA	Monthly	(43,022)
Nippon Steel Corp.	Barclays Bank PLC	685,730	01/20/27	0.15%	1D P TONA	Monthly	(13,121)
Nippon Steel Corp.	Barclays Bank PLC	12,881,747	01/26/27	0.15%	1D P TONA	Monthly	(246,476)
Nippon Steel Corp.	SG Americas Securities LLC	2,779,726	12/08/27	0.25%	1D P TONA	Monthly	(109,535)
Nippon Yusen KK	Barclays Bank PLC	5,096,312	01/26/27	0.24%	1D P TONA	Monthly	(176,307)
Nippon Yusen KK	SG Americas Securities LLC	10,276,248	12/08/27	0.25%	1D P TONA	Monthly	(626,712)
Nishikawa Rubber Co. Ltd.	Bank of America N.A.	105,008	03/15/28	0.25%	1D P TONA	Monthly	(4,831)
Nishikawa Rubber Co. Ltd.	Barclays Bank PLC	297,506	01/20/27	0.17%	1D P TONA	Monthly	(7,197)
Nishikawa Rubber Co. Ltd.	UBS AG	64,291	01/06/31	0.25%	1D P TONA	Monthly	(2,958)
Nishimatsu Construction Co. Ltd.	BNP Paribas SA	2,219,988	03/24/27	0.25%	1D TONA	Monthly	30,896
Nishimatsu Construction Co. Ltd.	SG Americas Securities LLC	8,150,441	12/08/27	0.25%	1D P TONA	Monthly	(235,567)
Nishimatsuya Chain Co. Ltd.	UBS AG	904,636	04/03/28	0.25%	1D P TONA	Monthly	(29,981)
Nishi-Nippon Financial Holdings, Inc.	Bank of America N.A.	92,257	03/15/28	0.25%	1D P TONA	Monthly	647
Nishi-Nippon Financial Holdings, Inc.	Barclays Bank PLC	259,278	01/20/27	0.00%	1D P TONA	Monthly	1,857
Nishi-Nippon Financial Holdings, Inc.	Barclays Bank PLC	9,540,357	05/12/27	0.00%	1D P TONA	Monthly	71,414
Nishi-Nippon Financial Holdings, Inc.	BNP Paribas SA	259,017	01/14/28	0.25%	1D TONA	Monthly	(17,969)
Nissan Chemical Corp.	Citibank N.A.	2,531,759	02/24/27	0.15%	1D P TONA	Monthly	66,936
Nissan Chemical Corp.	Morgan Stanley & Co. International PLC	4,461,119	01/07/27	0.25%	1D P TONA	Monthly	117,946
Nissan Chemical Corp.	UBS AG	41,053	01/06/31	0.15%	1D P TONA	Monthly	2,187
Nissei ASB Machine Co. Ltd.	BNP Paribas SA	120,763	01/14/28	0.25%	1D TONA	Monthly	(1,357)
Nisshin Seifun Group, Inc.	Citibank N.A.	3,613,073	02/24/27	0.25%	1D P TONA	Monthly	69,442
Nisshinbo Holdings, Inc.	UBS AG	10,875,442	04/03/28	0.25%	1D P TONA	Monthly	2,621,533
Nissin Foods Holdings Co. Ltd.	Barclays Bank PLC	8,434,907	09/09/27	0.15%	1D P TONA	Monthly	(174,395)
Nissui Corp.	BNP Paribas SA	438,319	03/24/27	0.25%	1D TONA	Monthly	(10,898)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Niterra Co. Ltd.	Bank of America N.A.	$ 726,870	03/15/28	0.15%	1D P TONA	Monthly	$ 2,880
Niterra Co. Ltd.	Barclays Bank PLC	1,244,312	01/20/27	0.15%	1D P TONA	Monthly	(11,846)
Niterra Co. Ltd.	BNP Paribas SA	606,087	01/14/28	0.00%	1D TONA	Monthly	(6,071)
Niterra Co. Ltd.	UBS AG	3,819,611	01/06/31	0.25%	1D P TONA	Monthly	115,630
Nitto Boseki Co. Ltd.	Bank of America N.A.	253,904	03/15/28	0.15%	1D P TONA	Monthly	21,692
Nitto Boseki Co. Ltd.	UBS AG	87,714	01/06/31	0.25%	1D P TONA	Monthly	4,151
Nitto Denko Corp.	Barclays Bank PLC	46,182,479	05/12/27	0.24%	1D P TONA	Monthly	(5,009,326)
Nitto Denko Corp.	SG Americas Securities LLC	34,649,625	12/08/27	0.25%	1D P TONA	Monthly	(2,435,014)
NKT A/S, Class B	Bank of America N.A.	835,295	02/15/28	0.26%	1W CIBOR	Monthly	904
NKT A/S, Class B	BNP Paribas SA	274,286	01/14/28	0.25%	DESTR	Monthly	6,072
NKT A/S, Class B	UBS AG	324,571	01/03/31	0.25%	DESTR	Monthly	(342)
nLight, Inc.	BNP Paribas SA	152,434	01/28/28	0.20%	1D OBFR01	Monthly	7,872
NMI Holdings, Inc., Class A	Barclays Bank PLC	16,717,269	12/23/26	0.20%	1D OBFR01	Monthly	(654,090)
NMI Holdings, Inc., Class A	Barclays Bank PLC	51,236	02/16/27	0.20%	1D OBFR01	Monthly	(1,997)
NMI Holdings, Inc., Class A	UBS AG	272,568	01/14/31	0.20%	1D OBFR01	Monthly	(281)
NN Group NV	SG Americas Securities LLC	38,852,919	12/08/27	0.18%	1D ESTR	Monthly	2,130,406
NNN REIT, Inc.	Bank of America N.A.	131,054	02/15/28	0.20%	1D OBFR01	Monthly	(1,480)
NNN REIT, Inc.	Barclays Bank PLC	1,973,936	02/16/27	0.20%	1D OBFR01	Monthly	7,693
NNN REIT, Inc.	Morgan Stanley & Co. International PLC	10,733,901	02/05/27	0.20%	1D FEDL01	Monthly	38,877
Noble Corp. PLC	BNP Paribas SA	176,545	01/28/28	0.20%	1D OBFR01	Monthly	13,440
Noevir Holdings Co. Ltd.	Citibank N.A.	805,442	02/24/27	0.15%	1D P TONA	Monthly	(12,279)
NOF Corp.	Barclays Bank PLC	1,050,286	05/12/27	0.00%	1D P TONA	Monthly	23,963
NOK Corp.	Barclays Bank PLC	85,756	01/20/27	0.00%	1D P TONA	Monthly	(2,174)
NOK Corp.	UBS AG	4,822,839	04/03/28	0.25%	1D P TONA	Monthly	(112,002)
Nokia OYJ	Citibank N.A.	13,808,576	06/25/26	0.26%	1D ESTR	Monthly	3,758,883
Nokia OYJ	UBS AG	9,305,739	09/03/29	0.26%	1D ESTR	Monthly	2,502,622
Nomad Foods Ltd.	Barclays Bank PLC	4,404,428	12/23/26	0.20%	1D OBFR01	Monthly	59,705
Nomura Co. Ltd.	Bank of America N.A.	1,342,938	02/15/28	0.25%	1D P TONA	Monthly	(72,326)
Nomura Co. Ltd.	BNP Paribas SA	4,493,038	03/24/27	0.25%	1D TONA	Monthly	(241,978)
Nomura Holdings, Inc.	Barclays Bank PLC	14,606,484	05/12/27	0.00%	1D P TONA	Monthly	(850,410)
Nomura Holdings, Inc.	Barclays Bank PLC	6,055,559	09/09/27	0.00%	1D P TONA	Monthly	(352,563)
Nomura Holdings, Inc.	SG Americas Securities LLC	6,698,286	12/08/27	0.25%	1D P TONA	Monthly	(404,165)
Nomura Real Estate Holdings, Inc.	Barclays Bank PLC	9,790,519	01/26/27	0.25%	1D P TONA	Monthly	140,039
Nomura Real Estate Holdings, Inc.	Barclays Bank PLC	12,402,338	05/12/27	0.25%	1D P TONA	Monthly	175,107
Nomura Real Estate Holdings, Inc.	Barclays Bank PLC	22,454,321	09/09/27	0.25%	1D P TONA	Monthly	321,175
Nomura Real Estate Holdings, Inc.	SG Americas Securities LLC	323,811	12/08/27	0.25%	1D P TONA	Monthly	(14,562)
Nomura Real Estate Holdings, Inc.	SG Americas Securities LLC	9,944,564	12/08/27	0.25%	1D P TONA	Monthly	(447,216)
Nomura Real Estate Master Fund, Inc.	BNP Paribas SA	3,116,726	03/24/27	0.25%	1D TONA	Monthly	(66,152)
Nomura Research Institute Ltd.	BNP Paribas SA	13,176,878	09/07/26	0.25%	1D TONA	Monthly	(1,762,918)
Nomura Research Institute Ltd.	SG Americas Securities LLC	17,943,343	12/08/27	0.25%	1D P TONA	Monthly	(1,188,113)
Nomura Research Institute Ltd.	UBS AG	28,043	01/06/31	0.15%	1D P TONA	Monthly	(3,752)
Nomura Research Institute Ltd.	UBS AG	3,508,433	01/20/31	0.20%	1D P TONA	Monthly	(469,389)
Nordea Bank Abp	Bank of America N.A.	469,350	02/15/28	0.15%	1D ESTR	Monthly	(3,703)
Nordea Bank Abp	Barclays Bank PLC	207,413	02/19/27	0.15%	1D ESTR	Monthly	813
Nordea Bank Abp	BNP Paribas SA	68,758	01/13/28	0.26%	1D ESTR	Monthly	520
Nordex SE	Barclays Bank PLC	7,442,924	02/19/27	0.26%	1D ESTR	Monthly	575,226
Nordex SE	Barclays Bank PLC	27,186,782	08/18/27	0.26%	1D ESTR	Monthly	2,101,128
Nordex SE	BNP Paribas SA	47,308	01/13/28	0.26%	1D ESTR	Monthly	3,784
Nordex SE	SG Americas Securities LLC	14,513,817	12/08/27	0.17%	1D ESTR	Monthly	963,834
Nordic American Tankers Ltd.	Morgan Stanley & Co. International PLC	110,872	02/08/27	0.20%	1D FEDL01	Monthly	1,409
Nordnet AB	Bank of America N.A.	607,442	02/15/28	0.26%	1D STIBOR	Monthly	(37,943)
Nordnet AB	Barclays Bank PLC	746,253	02/19/27	0.26%	1D STIBOR	Monthly	(53,875)
Nordnet AB	BNP Paribas SA	411,254	01/13/28	0.26%	1D STIBOR	Monthly	(50,167)
Nordnet AB	UBS AG	8,331,675	04/24/28	0.25%	TN STIBOR	Monthly	(972,913)
Nordnet AB	UBS AG	71,552	01/03/31	0.25%	TN STIBOR	Monthly	(8,728)
Norfolk Southern Corp.	Barclays Bank PLC	1,635,743	02/16/27	0.20%	1D OBFR01	Monthly	95,953
North Pacific Bank Ltd.	Barclays Bank PLC	4,489,288	05/12/27	0.00%	1D P TONA	Monthly	233,053
Northern Data AG	Bank of America N.A.	53,215	02/15/28	0.26%	1D ESTR	Monthly	15,058
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Northern Oil and Gas, Inc.	BNP Paribas SA	$ 408,953	01/28/28	0.20%	1D OBFR01	Monthly	$ 20,392
Northern Oil and Gas, Inc.	UBS AG	58,026	01/14/31	0.20%	1D OBFR01	Monthly	2,893
Northern Trust Corp.	Barclays Bank PLC	222,207	02/16/27	0.20%	1D OBFR01	Monthly	(1,973)
Northland Power, Inc.	Morgan Stanley & Co. International PLC	33,222,797	01/04/27	0.20%	CABROVER	Monthly	652,565
Northland Power, Inc.	Morgan Stanley & Co. International PLC	14,102,430	01/06/27	0.20%	CABROVER	Monthly	277,001
Northrop Grumman Corp.	Bank of America N.A.	236,828	02/15/28	0.20%	1D OBFR01	Monthly	(34,589)
Northrop Grumman Corp.	Barclays Bank PLC	457,343	02/23/27	0.20%	1D OBFR01	Monthly	(2,451)
Northrop Grumman Corp.	BNP Paribas SA	16,618,182	05/17/27	0.20%	1D OBFR01	Monthly	(2,420,343)
Northrop Grumman Corp.	BNP Paribas SA	81,431	01/28/28	0.20%	1D OBFR01	Monthly	(11,893)
Northwest Bancshares, Inc.	SG Americas Securities LLC	2,000,263	12/08/27	0.20%	1D OBFR01	Monthly	63,851
Northwestern Energy Group, Inc.	BNP Paribas SA	464,659	01/28/28	0.20%	1D OBFR01	Monthly	7,939
Norwegian Air Shuttle ASA	Goldman Sachs Bank USA	375,956	08/19/26	0.26%	NOWA	Monthly	28,273
Norwegian Air Shuttle ASA	UBS AG	721,879	01/03/31	0.25%	NOWA	Monthly	40,754
NOV, Inc.	SG Americas Securities LLC	18,088,506	12/08/27	0.20%	1D OBFR01	Monthly	1,247,483
Nova Ltd.	BNP Paribas SA	84,316	03/06/28	0.70%	SHIR	Monthly	(2,924)
Nova Ltd.	Morgan Stanley & Co. International PLC	4,753,136	02/05/27	0.20%	1D FEDL01	Monthly	(188,713)
Nova Ltd.	UBS AG	721,600	11/04/30	0.40%	SHIR	Monthly	(25,025)
Novanta, Inc.	Bank of America N.A.	249,894	02/15/28	0.20%	1D OBFR01	Monthly	(6,118)
Novanta, Inc.	Barclays Bank PLC	542,350	02/16/27	0.15%	1D OBFR01	Monthly	(14,904)
Novartis AG, Class N	Bank of America N.A.	440,168	02/15/28	0.00%	SSARON	Monthly	8,226
Novocure Ltd.	Barclays Bank PLC	2,560,084	12/23/26	0.19%	1D OBFR01	Monthly	430,613
NPK International, Inc.	Barclays Bank PLC	40,004	02/16/27	0.20%	1D OBFR01	Monthly	5,073
NPK International, Inc.	UBS AG	110,304	04/21/28	0.20%	1D OBFR01	Monthly	8,658
NPR-RIKEN Corp.	Citibank N.A.	1,480,298	02/24/27	0.21%	1D P TONA	Monthly	(900)
NRG Energy, Inc.	BNP Paribas SA	1,939,441	01/28/28	0.20%	1D OBFR01	Monthly	(62,369)
NRG Energy, Inc.	Morgan Stanley & Co. International PLC	529,938	02/05/27	0.20%	1D FEDL01	Monthly	(14,035)
NRG Energy, Inc.	UBS AG	787,443	01/22/31	0.20%	1D OBFR01	Monthly	4,770
NRW Holdings Ltd.	Barclays Bank PLC	8,189,288	05/12/27	0.00%	1D AONIA	Monthly	(126,068)
NRW Holdings Ltd.	BNP Paribas SA	5,048,603	03/22/27	0.25%	1D AONIA	Monthly	188,726
NRW Holdings Ltd.	BNP Paribas SA	56,787	01/14/28	0.25%	1D AONIA	Monthly	2,123
NRW Holdings Ltd.	UBS AG	1,838,642	04/03/28	0.25%	1D AONIA	Monthly	68,732
NSD Co. Ltd.	Bank of America N.A.	130,612	03/15/28	0.25%	1D P TONA	Monthly	(7,014)
NSD Co. Ltd.	BNP Paribas SA	444,444	01/14/28	0.25%	1D TONA	Monthly	(23,866)
NSD Co. Ltd.	Citibank N.A.	8,445,589	02/24/27	0.23%	1D P TONA	Monthly	(397,954)
NSD Co. Ltd.	UBS AG	67,120	01/06/31	0.25%	1D P TONA	Monthly	(3,604)
NSK Ltd.	BNP Paribas SA	23,678,930	09/07/26	0.25%	1D TONA	Monthly	1,735,121
NSK Ltd.	SG Americas Securities LLC	10,726,031	12/08/27	0.25%	1D P TONA	Monthly	771,169
NTN Corp.	BNP Paribas SA	6,920,000	03/24/27	0.25%	1D TONA	Monthly	723,801
NTN Corp.	SG Americas Securities LLC	5,510,818	12/08/27	0.25%	1D P TONA	Monthly	558,865
NTN Corp.	UBS AG	4,985,512	04/03/28	0.25%	1D P TONA	Monthly	521,462
NTT UD REIT Investment Corp.	Barclays Bank PLC	5,266,971	05/12/27	0.25%	1D P TONA	Monthly	(101,650)
NTT, Inc.	Barclays Bank PLC	35,284,970	01/26/27	0.15%	1D P TONA	Monthly	231,519
NTT, Inc.	BNP Paribas SA	84,400	01/14/28	0.25%	1D TONA	Monthly	(825)
Nucor Corp.	Barclays Bank PLC	499,012	02/16/27	0.20%	1D OBFR01	Monthly	25,689
Nufarm Ltd.	Barclays Bank PLC	122,487	05/12/27	0.15%	1D AONIA	Monthly	7,109
Nuix Ltd.	Bank of America N.A.	53,447	02/15/28	0.25%	1D AONIA	Monthly	17,975
Nuix Ltd.	BNP Paribas SA	34,118	01/14/28	0.25%	1D AONIA	Monthly	11,474
Nuix Ltd.	UBS AG	52,545	01/03/31	0.25%	1D AONIA	Monthly	17,671
Nurix Therapeutics, Inc.	BNP Paribas SA	289,796	01/28/28	0.20%	1D OBFR01	Monthly	(6,464)
NuScale Power Corp., Class A	Barclays Bank PLC	290,052	02/16/27	0.20%	1D OBFR01	Monthly	15,679
NuScale Power Corp., Class A	Citibank N.A.	4,103,519	06/25/26	0.20%	1D OBFR01	Monthly	(286,136)
Nutrien Ltd.	Barclays Bank PLC	50,677	02/16/27	0.15%	CABROVER	Monthly	2,835
Nutrien Ltd.	BNP Paribas SA	42,744	01/17/28	0.20%	CABROVER	Monthly	1,039
Nutrien Ltd.	Morgan Stanley & Co. International PLC	2,183,430	01/06/27	0.20%	CABROVER	Monthly	49,707
Nuvalent, Inc., Class A	Barclays Bank PLC	452,163	02/16/27	0.15%	1D OBFR01	Monthly	(14,943)
Nuvalent, Inc., Class A	BNP Paribas SA	499,239	01/28/28	0.20%	1D OBFR01	Monthly	(21,304)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
nVent Electric PLC	Bank of America N.A.	$ 87,762	02/15/28	0.20%	1D OBFR01	Monthly	$ 7,695
nVent Electric PLC	Barclays Bank PLC	2,703,808	02/16/27	0.20%	1D OBFR01	Monthly	53,447
nVent Electric PLC	BNP Paribas SA	2,368,874	01/28/28	0.20%	1D OBFR01	Monthly	99,438
nVent Electric PLC	UBS AG	6,956,702	04/18/28	0.20%	1D OBFR01	Monthly	609,996
nVent Electric PLC	UBS AG	1,194,872	01/14/31	0.20%	1D OBFR01	Monthly	22,779
nVent Electric PLC	UBS AG	6,772,402	01/22/31	0.20%	1D OBFR01	Monthly	596,665
NVIDIA Corp.	Bank of America N.A.	1,519,367	02/15/28	0.20%	1D OBFR01	Monthly	5,348
NVIDIA Corp.	Bank of America N.A.	377,654	02/15/28	0.20%	1D OBFR01	Monthly	1,329
NVIDIA Corp.	Barclays Bank PLC	2,065,095	02/16/27	0.20%	1D OBFR01	Monthly	(29,880)
NVIDIA Corp.	BNP Paribas SA	296,714	01/28/28	0.20%	1D OBFR01	Monthly	1,044
NVIDIA Corp.	Morgan Stanley & Co. International PLC	1,380,222	02/05/27	0.20%	1D FEDL01	Monthly	(57,671)
NVR, Inc.	Barclays Bank PLC	9,069,976	12/23/26	0.19%	1D OBFR01	Monthly	(404,603)
NVR, Inc.	BNP Paribas SA	2,774,556	05/17/27	0.20%	1D OBFR01	Monthly	(185,049)
NVR, Inc.	Goldman Sachs Bank USA	9,277,845	08/19/26	0.20%	1D FEDL01	Monthly	(618,787)
NVR, Inc.	SG Americas Securities LLC	10,031,918	12/08/27	0.20%	1D OBFR01	Monthly	(652,851)
NVR, Inc.	UBS AG	3,870,844	04/18/28	0.20%	1D OBFR01	Monthly	(258,166)
NWPX Infrastructure, Inc.	UBS AG	55,591	01/14/31	0.20%	1D OBFR01	Monthly	7,347
NXP Semiconductors NV	Barclays Bank PLC	6,329,051	12/23/26	0.20%	1D OBFR01	Monthly	1,470,461
NXP Semiconductors NV	Barclays Bank PLC	59,824	02/16/27	0.20%	1D OBFR01	Monthly	17,978
Nyfosa AB	Citibank N.A.	100,793	07/29/26	0.26%	TN STIBOR	Monthly	(3,835)
Obayashi Corp.	Bank of America N.A.	7,040,083	02/15/28	0.25%	1D P TONA	Monthly	(76,223)
Obayashi Corp.	Bank of America N.A.	606,084	03/15/28	0.25%	1D P TONA	Monthly	(6,562)
Obayashi Corp.	Barclays Bank PLC	46,540	01/20/27	0.24%	1D P TONA	Monthly	482
Obayashi Corp.	Barclays Bank PLC	18,006,154	09/09/27	0.24%	1D P TONA	Monthly	186,401
Obayashi Corp.	BNP Paribas SA	8,082,615	09/07/26	0.25%	1D TONA	Monthly	(91,339)
Obayashi Corp.	BNP Paribas SA	13,540,632	03/24/27	0.25%	1D TONA	Monthly	(146,605)
Obayashi Corp.	BNP Paribas SA	173,506	01/14/28	0.25%	1D TONA	Monthly	(1,879)
Obayashi Corp.	BNP Paribas SA	751,069	01/21/28	0.25%	1D TONA	Monthly	(8,132)
Obayashi Corp.	Goldman Sachs Bank USA	15,163,987	08/19/26	0.25%	1D P TONA	Monthly	(164,181)
Obayashi Corp.	Goldman Sachs Bank USA	3,401,201	08/19/26	0.25%	1D P TONA	Monthly	(36,825)
Obayashi Corp.	SG Americas Securities LLC	13,482,794	12/08/27	0.25%	1D P TONA	Monthly	(702,395)
Obayashi Corp.	SG Americas Securities LLC	13,214,924	12/08/27	0.25%	1D P TONA	Monthly	(688,440)
Obayashi Corp.	UBS AG	18,110,321	04/18/28	0.25%	1D P TONA	Monthly	(155,224)
Obayashi Corp.	UBS AG	11,099,658	09/03/29	0.25%	1D P TONA	Monthly	(120,177)
Obrascon Huarte Lain SA	Goldman Sachs Bank USA	99,404	08/19/26	0.26%	1D ESTR	Monthly	(9,923)
Obsidian Energy Ltd.	Morgan Stanley & Co. International PLC	1,121,520	01/04/27	0.20%	CABROVER	Monthly	164,578
Occidental Petroleum Corp.	UBS AG	258,716	01/14/31	0.20%	1D OBFR01	Monthly	22,012
OceanaGold Corp.	Barclays Bank PLC	11,174,768	10/23/26	0.20%	CABROVER	Monthly	(1,040,858)
OceanaGold Corp.	Barclays Bank PLC	151,669	02/16/27	0.20%	CABROVER	Monthly	(14,127)
OceanaGold Corp.	BNP Paribas SA	461,644	01/17/28	0.20%	CABROVER	Monthly	(34,433)
Oceaneering International, Inc.	Bank of America N.A.	362,744	02/15/28	0.20%	1D OBFR01	Monthly	17,950
Oceaneering International, Inc.	SG Americas Securities LLC	3,087,708	12/08/27	0.20%	1D OBFR01	Monthly	103,717
OceanFirst Financial Corp.	Bank of America N.A.	110,358	02/15/28	0.20%	1D OBFR01	Monthly	—
OceanFirst Financial Corp.	Barclays Bank PLC	144,099	02/16/27	0.20%	1D OBFR01	Monthly	2,225
OceanFirst Financial Corp.	Goldman Sachs Bank USA	2,412,552	08/18/26	0.20%	1D FEDL01	Monthly	2,816
Ocugen, Inc.	Bank of America N.A.	1,814	02/15/28	0.20%	1D OBFR01	Monthly	(205)
Ocugen, Inc.	Barclays Bank PLC	3,866	02/16/27	0.20%	1D OBFR01	Monthly	115
Ocular Therapeutix, Inc.	Barclays Bank PLC	1,066,231	12/23/26	0.15%	1D OBFR01	Monthly	(28,981)
Odfjell Drilling Ltd.	UBS AG	6,244,628	04/24/28	0.25%	NOWA	Monthly	(194,764)
Odyssey Marine Exploration, Inc.	BNP Paribas SA	603	01/28/28	0.20%	1D OBFR01	Monthly	(22)
OG Rimon Consulting Ltd.	BNP Paribas SA	119,872	01/13/28	0.70%	SHIR	Monthly	(541)
OGE Energy Corp.	Bank of America N.A.	479,723	02/15/28	0.20%	1D OBFR01	Monthly	2,470
OGE Energy Corp.	Barclays Bank PLC	164,639	02/16/27	0.20%	1D OBFR01	Monthly	9,870
OGE Energy Corp.	BNP Paribas SA	100,207	01/28/28	0.20%	1D OBFR01	Monthly	516
Oil States International, Inc.	Goldman Sachs Bank USA	955,483	08/18/26	0.20%	1D FEDL01	Monthly	56,491
Oita Bank Ltd.	Bank of America N.A.	268,212	03/15/28	0.15%	1D P TONA	Monthly	(9,236)
Oita Bank Ltd.	BNP Paribas SA	39,526	01/14/28	0.25%	1D TONA	Monthly	(1,361)
Oita Bank Ltd.	UBS AG	169,397	01/06/31	0.25%	1D P TONA	Monthly	(5,833)
Okamura Corp.	Bank of America N.A.	1,254,037	02/15/28	0.25%	1D P TONA	Monthly	(24,899)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Okamura Corp.	Goldman Sachs Bank USA	$ 790,877	08/19/26	0.25%	1D P TONA	Monthly	$ (12,637)
Oki Electric Industry Co. Ltd.	Bank of America N.A.	3,954,451	02/15/28	0.25%	1D P TONA	Monthly	532,351
Oki Electric Industry Co. Ltd.	Goldman Sachs Bank USA	1,935,278	08/19/26	0.25%	1D P TONA	Monthly	260,528
Okinawa Cellular Telephone Co.	Bank of America N.A.	268,462	03/15/28	0.25%	1D P TONA	Monthly	(7,382)
Okinawa Financial Group, Inc.	Bank of America N.A.	264,399	03/15/28	0.25%	1D P TONA	Monthly	(10,296)
Okinawa Financial Group, Inc.	Barclays Bank PLC	98,189	01/20/27	0.00%	1D P TONA	Monthly	2,021
Oklo, Inc., Class A	Barclays Bank PLC	625,975	02/16/27	0.15%	1D OBFR01	Monthly	(28,285)
Okta, Inc., Class A	Bank of America N.A.	8,929,211	02/15/28	0.00%	1D OBFR01	Monthly	731,018
OKUMA Corp.	Bank of America N.A.	68,267	03/15/28	0.25%	1D P TONA	Monthly	3,475
OKUMA Corp.	Barclays Bank PLC	63,926	01/20/27	0.15%	1D P TONA	Monthly	4,945
Okumura Corp.	Barclays Bank PLC	5,007,186	05/12/27	0.00%	1D P TONA	Monthly	102,725
Old Republic International Corp.	Bank of America N.A.	728,658	02/15/28	0.20%	1D OBFR01	Monthly	(22,621)
Old Republic International Corp.	BNP Paribas SA	347,157	01/28/28	0.20%	1D OBFR01	Monthly	(10,778)
Old Republic International Corp.	UBS AG	49,064	01/14/31	0.20%	1D OBFR01	Monthly	(1,523)
Ollie’s Bargain Outlet Holdings, Inc.	BNP Paribas SA	163,605	01/28/28	0.20%	1D OBFR01	Monthly	(14,981)
Ollie’s Bargain Outlet Holdings, Inc.	UBS AG	4,829,825	04/18/28	0.20%	1D OBFR01	Monthly	(406,396)
Olympus Corp.	Bank of America N.A.	3,094	03/15/28	0.25%	1D P TONA	Monthly	(143)
Olympus Corp.	Barclays Bank PLC	133,439	01/20/27	0.15%	1D P TONA	Monthly	(1,643)
Omada Health, Inc.	Morgan Stanley & Co. International PLC	104,228	02/08/27	0.20%	1D FEDL01	Monthly	(214)
Omega Healthcare Investors, Inc.	BNP Paribas SA	51,386	01/28/28	0.20%	1D OBFR01	Monthly	375
Omega Healthcare Investors, Inc.	UBS AG	447,555	01/14/31	0.20%	1D OBFR01	Monthly	3,263
OmniAb, Inc.	Bank of America N.A.	—	02/15/28	0.00%	1D OBFR01	Monthly	—
OmniAb, Inc.	Bank of America N.A.	—	02/15/28	0.00%	1D OBFR01	Monthly	—
Omnicom Group, Inc.	Barclays Bank PLC	3,939,687	02/23/27	0.20%	1D OBFR01	Monthly	(50,827)
Omnicom Group, Inc.	UBS AG	1,250,112	04/18/28	0.20%	1D OBFR01	Monthly	(22,286)
Omron Corp.	UBS AG	2,864,335	01/20/31	0.15%	1D P TONA	Monthly	494,170
OMV AG	Morgan Stanley & Co. International PLC	1,647,257	01/06/27	0.26%	1D ESTR	Monthly	37,305
Once Upon a Farm PBC	UBS AG	25,451	01/14/31	0.20%	1D OBFR01	Monthly	(777)
Oncolys BioPharma, Inc.	Bank of America N.A.	64,271	03/15/28	0.25%	1D P TONA	Monthly	6,491
Oncolys BioPharma, Inc.	BNP Paribas SA	278,509	01/14/28	0.25%	1D TONA	Monthly	28,129
Oncolys BioPharma, Inc.	UBS AG	253,789	01/06/31	0.25%	1D P TONA	Monthly	25,632
Ondas Holdings, Inc.	Goldman Sachs Bank USA	718,598	08/18/26	0.20%	1D FEDL01	Monthly	(66,420)
ONE Gas, Inc.	Bank of America N.A.	476,376	02/15/28	0.20%	1D OBFR01	Monthly	5,769
ONE Gas, Inc.	Barclays Bank PLC	159,250	02/16/27	0.15%	1D OBFR01	Monthly	2,059
ONE Gas, Inc.	BNP Paribas SA	88,167	01/28/28	0.20%	1D OBFR01	Monthly	607
ONE Gas, Inc.	UBS AG	364,453	01/14/31	0.20%	1D OBFR01	Monthly	2,509
OneMain Holdings, Inc.	Bank of America N.A.	106,767	02/15/28	0.20%	1D OBFR01	Monthly	253
OneMain Holdings, Inc.	Barclays Bank PLC	56,844	02/16/27	0.20%	1D OBFR01	Monthly	(895)
OneMain Holdings, Inc.	BNP Paribas SA	7,767,840	01/28/28	0.20%	1D OBFR01	Monthly	149,537
OneSpan, Inc.	Bank of America N.A.	90,251	02/15/28	0.20%	1D OBFR01	Monthly	3,397
Ono Pharmaceutical Co. Ltd.	Barclays Bank PLC	36,205,628	05/12/27	0.25%	1D P TONA	Monthly	(77,711)
Ono Pharmaceutical Co. Ltd.	Barclays Bank PLC	30,116,997	09/09/27	0.25%	1D P TONA	Monthly	(78,188)
Ono Pharmaceutical Co. Ltd.	BNP Paribas SA	3,132,445	09/07/26	0.25%	1D TONA	Monthly	(174,414)
Ono Pharmaceutical Co. Ltd.	Goldman Sachs Bank USA	2,689,204	08/19/26	0.25%	1D P TONA	Monthly	(149,734)
Ono Pharmaceutical Co. Ltd.	SG Americas Securities LLC	36,225,672	12/08/27	0.25%	1D P TONA	Monthly	(3,286,514)
Ono Pharmaceutical Co. Ltd.	UBS AG	4,646,983	09/03/29	0.25%	1D P TONA	Monthly	(258,743)
Onto Innovation, Inc.	BNP Paribas SA	140,324	01/28/28	0.20%	1D OBFR01	Monthly	19,599
Onto Innovation, Inc.	UBS AG	8,718,975	04/18/28	0.20%	1D OBFR01	Monthly	1,217,760
Onward Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	5,099,469	01/06/27	0.25%	1D P TONA	Monthly	(144,400)
OPC Energy Ltd.	Bank of America N.A.	1,575,966	02/15/28	0.45%	SHIR	Monthly	60,453
OPC Energy Ltd.	Barclays Bank PLC	644,870	02/22/27	0.60%	SHIR	Monthly	32,145
OPC Energy Ltd.	BNP Paribas SA	2,854,545	01/13/28	0.70%	SHIR	Monthly	109,499
Open Text Corp.	Bank of America N.A.	99,962	02/15/28	0.20%	CABROVER	Monthly	499
Open Up Group, Inc.	Barclays Bank PLC	1,830,290	05/12/27	0.00%	1D P TONA	Monthly	(9,840)
Opendoor Technologies, Inc., Class A	UBS AG	1,310,834	01/14/31	0.20%	1D OBFR01	Monthly	(23,836)
Oppenheimer Holdings, Inc., Class A	Bank of America N.A.	103,375	02/15/28	0.20%	1D OBFR01	Monthly	344
Optex Group Co. Ltd.	Bank of America N.A.	95,793	03/15/28	0.15%	1D P TONA	Monthly	937

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Option Care Health, Inc.	Barclays Bank PLC	$ 2,509,785	12/23/26	0.20%	1D OBFR01	Monthly	$ (711,902)
Option Care Health, Inc.	Barclays Bank PLC	86,190	02/16/27	0.20%	1D OBFR01	Monthly	(24,448)
Option Care Health, Inc.	BNP Paribas SA	247,210	01/28/28	0.20%	1D OBFR01	Monthly	(69,871)
Option Care Health, Inc.	UBS AG	286,829	01/14/31	0.20%	1D OBFR01	Monthly	(81,069)
Optorun Co. Ltd.	Barclays Bank PLC	6,735,748	05/12/27	0.00%	1D P TONA	Monthly	839,910
Optorun Co. Ltd.	UBS AG	83,357	01/06/31	0.25%	1D P TONA	Monthly	10,524
OR Royalties, Inc.	Bank of America N.A.	220,504	02/15/28	0.20%	CABROVER	Monthly	(20,362)
OR Royalties, Inc.	Barclays Bank PLC	523,272	02/16/27	0.15%	CABROVER	Monthly	(50,209)
OR Royalties, Inc.	BNP Paribas SA	124,506	01/17/28	0.20%	CABROVER	Monthly	(5,209)
OR Royalties, Inc.	Morgan Stanley & Co. International PLC	12,367,443	01/04/27	0.20%	CABROVER	Monthly	(1,138,197)
OR Royalties, Inc.	Morgan Stanley & Co. International PLC	3,064,916	01/06/27	0.20%	CABROVER	Monthly	(294,086)
Oracle Corp.	Bank of America N.A.	2,737,272	02/15/28	0.20%	1D OBFR01	Monthly	(167,782)
Oracle Corp.	Barclays Bank PLC	188,625	02/16/27	0.20%	1D OBFR01	Monthly	(26,267)
Oracle Corp. Japan	Barclays Bank PLC	2,829,261	05/12/27	0.15%	1D P TONA	Monthly	(294,947)
Orange SA	Bank of America N.A.	47,588	02/15/28	0.26%	1D ESTR	Monthly	(196)
Orange SA	Barclays Bank PLC	68,886	02/19/27	0.26%	1D ESTR	Monthly	1,514
Orange SA	Citibank N.A.	8,706,264	07/06/26	0.26%	1D ESTR	Monthly	130,010
O’Reilly Automotive, Inc.	Goldman Sachs Bank USA	5,006,383	08/18/26	0.20%	1D FEDL01	Monthly	310,225
Orica Ltd.	Bank of America N.A.	8,482,240	02/15/28	0.25%	1D AONIA	Monthly	224,186
Orica Ltd.	Goldman Sachs Bank USA	560,102	08/19/26	0.30%	1D AONIA	Monthly	13,713
Orica Ltd.	SG Americas Securities LLC	6,094,295	12/08/27	0.30%	1D AONIA	Monthly	(66,714)
Orica Ltd.	UBS AG	29,816,113	09/03/29	0.25%	1D AONIA	Monthly	781,763
Origin Energy Ltd.	Barclays Bank PLC	749,333	09/09/27	0.15%	1D AONIA	Monthly	4,645
Orion Office REIT, Inc.	UBS AG	26,077	01/14/31	0.20%	1D OBFR01	Monthly	3,622
Orion OYJ, Class B	Bank of America N.A.	77,676	02/15/28	0.26%	1D ESTR	Monthly	(4,482)
ORIX Corp.	Morgan Stanley & Co. International PLC	4,485,515	01/07/27	0.25%	1D P TONA	Monthly	340,826
ORIX Corp.	UBS AG	1,179,848	01/06/31	0.25%	1D P TONA	Monthly	55,345
Orix JREIT, Inc.	Morgan Stanley & Co. International PLC	3,741,264	01/06/27	0.25%	1D P TONA	Monthly	3,567
Orkla ASA	BNP Paribas SA	220,630	01/28/28	0.25%	NOWA	Monthly	(13,468)
Orsted A/S	BNP Paribas SA	1,925,109	08/17/26	0.25%	DESTR	Monthly	69,795
Oruka Therapeutics, Inc.	BNP Paribas SA	312,168	01/28/28	0.20%	1D OBFR01	Monthly	(23,546)
OSB Group PLC	Bank of America N.A.	814,096	02/15/28	0.25%	1D SONIA	Monthly	(37,775)
OSB Group PLC	Barclays Bank PLC	58,786	02/19/27	0.25%	1D SONIA	Monthly	(2,929)
OSB Group PLC	BNP Paribas SA	1,097,058	01/13/28	0.25%	1D SONIA	Monthly	(45,185)
OSB Group PLC	Citibank N.A.	3,026,239	06/24/26	0.25%	1D SONIA	Monthly	(143,154)
OSB Group PLC	UBS AG	46,038	01/03/31	0.25%	1D SONIA	Monthly	(2,136)
Oshkosh Corp.	Bank of America N.A.	326,970	02/15/28	0.20%	1D OBFR01	Monthly	37,522
Oshkosh Corp.	Barclays Bank PLC	277,211	02/16/27	0.20%	1D OBFR01	Monthly	14,757
OSI Systems, Inc.	Morgan Stanley & Co. International PLC	12,120,540	02/08/27	0.20%	1D FEDL01	Monthly	(227,993)
Osisko Metals, Inc.	Barclays Bank PLC	248,778	02/16/27	0.20%	CABROVER	Monthly	4,878
Otis Worldwide Corp.	Bank of America N.A.	559,548	02/15/28	0.20%	1D OBFR01	Monthly	(21,553)
Otis Worldwide Corp.	Morgan Stanley & Co. International PLC	15,887,676	02/05/27	0.20%	1D FEDL01	Monthly	—
Otsuka Corp.	Barclays Bank PLC	5,209,466	09/09/27	0.21%	1D P TONA	Monthly	(369,839)
Otsuka Corp.	BNP Paribas SA	21,156	03/24/27	0.25%	1D TONA	Monthly	(790)
Otsuka Corp.	BNP Paribas SA	9,740,864	01/21/28	0.25%	1D TONA	Monthly	(365,243)
Otsuka Corp.	SG Americas Securities LLC	30,133,911	12/08/27	0.25%	1D P TONA	Monthly	(2,519,892)
Otsuka Holdings Co. Ltd.	SG Americas Securities LLC	16,029,223	12/08/27	0.25%	1D P TONA	Monthly	522,315
Otter Tail Corp.	Bank of America N.A.	160,611	02/15/28	0.20%	1D OBFR01	Monthly	6,090
Otter Tail Corp.	Morgan Stanley & Co. International PLC	7,836,707	02/08/27	0.20%	1D FEDL01	Monthly	209,171
Otter Tail Corp.	UBS AG	81,509	01/14/31	0.20%	1D OBFR01	Monthly	3,090
Outfront Media, Inc.	Barclays Bank PLC	48,471	02/16/27	0.20%	1D OBFR01	Monthly	1,290
Outokumpu OYJ	Barclays Bank PLC	140,353	02/19/27	0.26%	1D ESTR	Monthly	14,314
Outokumpu OYJ	SG Americas Securities LLC	890,460	12/08/27	0.26%	1D ESTR	Monthly	105,327
Outokumpu OYJ	UBS AG	343,993	01/03/31	0.26%	1D ESTR	Monthly	36,972
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Oversea-Chinese Banking Corp. Ltd.	Bank of America N.A.	$ 120,440	02/15/28	0.30%	SORA	Monthly	$ (4,848)
Oversea-Chinese Banking Corp. Ltd.	BNP Paribas SA	113,651	02/04/28	0.30%	SORA	Monthly	(3,235)
OVS SpA	Barclays Bank PLC	95,006	12/10/26	0.26%	1D ESTR	Monthly	(4,453)
Ovzon AB	Barclays Bank PLC	57,937	02/19/27	0.26%	1D STIBOR	Monthly	(7,643)
Owens Corning	Bank of America N.A.	116,078	02/15/28	0.20%	1D OBFR01	Monthly	1,341
Owens Corning	Barclays Bank PLC	26,665	02/16/27	0.20%	1D OBFR01	Monthly	100
Owens Corning	BNP Paribas SA	116,183	01/28/28	0.20%	1D OBFR01	Monthly	3,703
Owens Corning	Morgan Stanley & Co. International PLC	3,753,001	02/05/27	0.20%	1D FEDL01	Monthly	14,049
Oxford Instruments PLC	Bank of America N.A.	88,979	02/15/28	0.25%	1D SONIA	Monthly	4,605
PACCAR, Inc.	Barclays Bank PLC	645,266	02/16/27	0.20%	1D OBFR01	Monthly	(33,327)
PACCAR, Inc.	UBS AG	339,076	01/14/31	0.20%	1D OBFR01	Monthly	(12,851)
Pacira BioSciences, Inc.	Bank of America N.A.	1,253,692	02/15/28	0.20%	1D OBFR01	Monthly	110,226
PACS Group, Inc.	BNP Paribas SA	60,656	01/28/28	0.20%	1D OBFR01	Monthly	(2,246)
PAL GROUP Holdings Co. Ltd.	UBS AG	2,541,267	04/03/28	0.25%	1D P TONA	Monthly	82,259
Palantir Technologies, Inc., Class A	Barclays Bank PLC	1,208,445	02/16/27	0.15%	1D OBFR01	Monthly	(106,972)
Palantir Technologies, Inc., Class A	Barclays Bank PLC	1,684,938	02/23/27	0.15%	1D OBFR01	Monthly	(59,854)
Palfinger AG	BNP Paribas SA	44,520	01/13/28	0.26%	1D ESTR	Monthly	(2,004)
Palo Alto Networks, Inc.	BNP Paribas SA	13,383,778	01/24/28	0.20%	1D OBFR01	Monthly	1,180,054
Palo Alto Networks, Inc.	BNP Paribas SA	352,022	01/28/28	0.20%	1D OBFR01	Monthly	8,770
Palomar Holdings, Inc.	Barclays Bank PLC	8,384,245	12/23/26	0.20%	1D OBFR01	Monthly	(562,675)
Palomar Holdings, Inc.	Goldman Sachs Bank USA	1,331,655	08/19/26	0.20%	1D FEDL01	Monthly	(98,121)
PALTAC Corp.	Barclays Bank PLC	1,398,995	05/12/27	0.25%	1D P TONA	Monthly	12,911
Palvella Therapeutics, Inc.	Bank of America N.A.	215,267	02/15/28	0.20%	1D OBFR01	Monthly	4,032
Pan American Silver Corp.	Barclays Bank PLC	20,449,423	10/23/26	0.16%	CABROVER	Monthly	(1,506,094)
Pan American Silver Corp.	Barclays Bank PLC	208,888	12/23/26	0.16%	CABROVER	Monthly	(16,634)
Pan American Silver Corp.	SG Americas Securities LLC	26,783,522	12/08/27	0.20%	CABROVER	Monthly	(2,806,535)
Pan Pacific International Holdings Corp.	Bank of America N.A.	34,932,258	03/15/28	0.00%	1D P TONA	Monthly	(2,761,771)
Pan Pacific International Holdings Corp.	Morgan Stanley & Co. International PLC	15,605,927	01/07/27	0.25%	1D P TONA	Monthly	(1,050,645)
Panasonic Holdings Corp.	Bank of America N.A.	6,857,478	03/15/28	0.00%	1D P TONA	Monthly	649,803
Pandora A/S	Barclays Bank PLC	16,759,822	11/09/26	0.22%	DESTR	Monthly	(531,416)
Par Pacific Holdings, Inc.	Barclays Bank PLC	12,342,952	12/23/26	0.20%	1D OBFR01	Monthly	109,985
Paradox Interactive AB	Bank of America N.A.	205,839	02/15/28	0.26%	1D STIBOR	Monthly	14,902
Paradox Interactive AB	Barclays Bank PLC	1,165,976	02/19/27	0.26%	1D STIBOR	Monthly	17,560
Paradox Interactive AB	BNP Paribas SA	591,921	01/13/28	0.26%	1D STIBOR	Monthly	42,852
Paradox Interactive AB	UBS AG	873,770	01/03/31	0.25%	TN STIBOR	Monthly	63,256
Paragon Banking Group PLC	Barclays Bank PLC	62,331	02/19/27	0.25%	1D SONIA	Monthly	(3,756)
Paragon Banking Group PLC	BNP Paribas SA	140,973	01/13/28	0.25%	1D SONIA	Monthly	(7,995)
Paragon Banking Group PLC	SG Americas Securities LLC	102,584	12/08/27	0.25%	1D SONIA	Monthly	(6,201)
Paragon Banking Group PLC	UBS AG	61,751	01/03/31	0.25%	1D SONIA	Monthly	(3,502)
Parex Resources, Inc.	Goldman Sachs Bank USA	4,585,674	08/18/26	0.20%	1D CORRA	Monthly	516,349
Park Hotels & Resorts, Inc.	Bank of America N.A.	206,782	02/15/28	0.20%	1D OBFR01	Monthly	2,614
Park Hotels & Resorts, Inc.	Morgan Stanley & Co. International PLC	4,061,833	02/08/27	0.20%	1D FEDL01	Monthly	120,324
Park Hotels & Resorts, Inc.	UBS AG	8,050,175	04/21/28	0.20%	1D OBFR01	Monthly	92,286
Park Hotels & Resorts, Inc.	UBS AG	47,095	01/14/31	0.20%	1D OBFR01	Monthly	540
Parker-Hannifin Corp.	Bank of America N.A.	450,076	02/15/28	0.20%	1D OBFR01	Monthly	(25,377)
Parker-Hannifin Corp.	Barclays Bank PLC	213,792	02/16/27	0.20%	1D OBFR01	Monthly	(10,082)
Parker-Hannifin Corp.	BNP Paribas SA	67,594,079	05/17/27	0.20%	1D OBFR01	Monthly	(3,722,784)
Parsons Corp.	Barclays Bank PLC	59,896	02/16/27	0.20%	1D OBFR01	Monthly	(3,638)
Parsons Corp.	UBS AG	6,676,357	01/22/31	0.20%	1D OBFR01	Monthly	(690,673)
Partner Communications Co. Ltd.	Bank of America N.A.	50,517	02/15/28	0.45%	SHIR	Monthly	2,746
Pason Systems, Inc.	Barclays Bank PLC	102,272	12/23/26	0.20%	CABROVER	Monthly	7,885
Patrick Industries, Inc.	BNP Paribas SA	335,598	01/28/28	0.20%	1D OBFR01	Monthly	(21,165)
Patrick Industries, Inc.	UBS AG	140,354	01/14/31	0.20%	1D OBFR01	Monthly	(8,852)
Patterson-UTI Energy, Inc.	UBS AG	9,402,275	04/21/28	0.20%	1D OBFR01	Monthly	2,179,963
Paycom Software, Inc.	Bank of America N.A.	131,553	02/15/28	0.20%	1D OBFR01	Monthly	3,320
Paylocity Holding Corp.	Morgan Stanley & Co. International PLC	14,784,794	02/05/27	0.20%	1D FEDL01	Monthly	193,098

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Paz Retail And Energy Ltd.	Bank of America N.A.	$ 67,231	02/15/28	0.45%	SHIR	Monthly	$ 1,613
Paz Retail And Energy Ltd.	Barclays Bank PLC	131,847	02/22/27	0.60%	SHIR	Monthly	1,970
PBF Energy, Inc., Class A	SG Americas Securities LLC	10,128,745	12/08/27	0.19%	1D OBFR01	Monthly	98,275
PC Connection, Inc.	Morgan Stanley & Co. International PLC	2,273,945	02/08/27	0.20%	1D FEDL01	Monthly	(36,161)
Peab AB, Class B	Barclays Bank PLC	4,939,050	01/18/27	0.28%	1D STIBOR	Monthly	(409,075)
Peakstone Realty Trust, Class E	Bank of America N.A.	57,223	02/15/28	0.20%	1D OBFR01	Monthly	137
Peakstone Realty Trust, Class E	BNP Paribas SA	140,984	01/28/28	0.20%	1D OBFR01	Monthly	337
Pearson PLC	Barclays Bank PLC	53,448	02/19/27	0.15%	1D SONIA	Monthly	(706)
Pearson PLC	BNP Paribas SA	2,036,722	08/17/26	0.25%	1D SONIA	Monthly	66,868
Pearson PLC	UBS AG	15,311,155	04/18/28	0.21%	1D SONIA	Monthly	502,687
Pearson PLC	UBS AG	86,573	01/03/31	0.15%	1D SONIA	Monthly	1,393
Pediatrix Medical Group, Inc.	SG Americas Securities LLC	10,235,290	12/08/27	0.20%	1D OBFR01	Monthly	540,967
Pegasystems, Inc.	Bank of America N.A.	47,648	02/15/28	0.20%	1D OBFR01	Monthly	780
Pegasystems, Inc.	Barclays Bank PLC	468,824	02/16/27	0.20%	1D OBFR01	Monthly	11,553
Pegasystems, Inc.	BNP Paribas SA	446,994	01/28/28	0.20%	1D OBFR01	Monthly	(64,827)
Peloton Interactive, Inc., Class A	Barclays Bank PLC	1,368,919	12/23/26	0.20%	1D OBFR01	Monthly	117,258
Pembina Pipeline Corp.	Bank of America N.A.	12,138,907	02/15/28	0.20%	CABROVER	Monthly	800,352
Pembina Pipeline Corp.	Barclays Bank PLC	13,371,459	10/23/26	0.15%	CABROVER	Monthly	735,950
Pembina Pipeline Corp.	Goldman Sachs Bank USA	8,382,760	08/18/26	0.20%	1D CORRA	Monthly	558,023
Penn Entertainment, Inc.	Bank of America N.A.	7,104,870	02/15/28	0.20%	1D OBFR01	Monthly	643,477
Penn Entertainment, Inc.	Bank of America N.A.	237,284	02/15/28	0.20%	1D OBFR01	Monthly	21,490
Penn Entertainment, Inc.	Barclays Bank PLC	71,575	02/16/27	0.15%	1D OBFR01	Monthly	13,036
Penn Entertainment, Inc.	Morgan Stanley & Co. International PLC	7,279,424	02/08/27	0.20%	1D FEDL01	Monthly	1,325,772
PennyMac Financial Services, Inc., Class A	Barclays Bank PLC	3,209,261	02/16/27	0.15%	1D OBFR01	Monthly	(6,494)
Penske Automotive Group, Inc.	Citibank N.A.	4,810,253	02/24/28	0.20%	1D OBFR01	Monthly	363,476
Penta-Ocean Construction Co. Ltd.	Bank of America N.A.	192,097	03/15/28	0.25%	1D P TONA	Monthly	3,977
Penta-Ocean Construction Co. Ltd.	Barclays Bank PLC	1,794,386	05/12/27	0.00%	1D P TONA	Monthly	111,456
Penta-Ocean Construction Co. Ltd.	BNP Paribas SA	2,244,791	09/07/26	0.25%	1D TONA	Monthly	46,478
Penta-Ocean Construction Co. Ltd.	BNP Paribas SA	118,551	01/14/28	0.25%	1D TONA	Monthly	2,455
Penumbra, Inc.	BNP Paribas SA	460,069	01/28/28	0.20%	1D OBFR01	Monthly	(8,221)
Peoples Bancorp, Inc.	Barclays Bank PLC	59,394	02/16/27	0.20%	1D OBFR01	Monthly	840
Peoples Bancorp, Inc.	BNP Paribas SA	278,977	01/28/28	0.20%	1D OBFR01	Monthly	4,617
Peoples Bancorp, Inc.	Goldman Sachs Bank USA	1,704,640	08/18/26	0.20%	1D FEDL01	Monthly	18,663
PepsiCo, Inc.	Bank of America N.A.	88,109	02/15/28	0.20%	1D OBFR01	Monthly	1,596
PepsiCo, Inc.	Barclays Bank PLC	338,953	02/16/27	0.20%	1D OBFR01	Monthly	10,359
PepsiCo, Inc.	BNP Paribas SA	304,125	01/28/28	0.20%	1D OBFR01	Monthly	7,149
Per Aarsleff Holding A/S, Class B	UBS AG	1,781,525	04/24/28	0.25%	DESTR	Monthly	(150,565)
Perdoceo Education Corp.	Bank of America N.A.	30,870	02/15/28	0.20%	1D OBFR01	Monthly	(1,037)
Perenti Ltd.	Bank of America N.A.	9,490,551	02/15/28	0.25%	1D AONIA	Monthly	(829,387)
Perenti Ltd.	Barclays Bank PLC	602,949	05/12/27	0.00%	1D AONIA	Monthly	(47,444)
Perenti Ltd.	Goldman Sachs Bank USA	1,632,505	08/19/26	0.30%	1D AONIA	Monthly	(136,437)
Performance Food Group Co.	Barclays Bank PLC	367,584	02/16/27	0.15%	1D OBFR01	Monthly	(5,163)
Perimeter Solutions, Inc.	BNP Paribas SA	518,738	01/28/28	0.20%	1D OBFR01	Monthly	(14,818)
Permian Resources Corp., Class A	BNP Paribas SA	12,085,800	01/24/28	0.20%	1D OBFR01	Monthly	903,280
Pernod Ricard SA	Bank of America N.A.	281,512	02/15/28	0.15%	1D ESTR	Monthly	(15,368)
Pernod Ricard SA	Barclays Bank PLC	1,239,460	02/19/27	0.26%	1D ESTR	Monthly	(47,017)
Pernod Ricard SA	Barclays Bank PLC	3,853,068	08/18/27	0.26%	1D ESTR	Monthly	(146,160)
Pernod Ricard SA	UBS AG	256,089	01/03/31	0.26%	1D ESTR	Monthly	(3,773)
Perpetua Resources Corp.	Morgan Stanley & Co. International PLC	3,227,594	01/04/27	0.20%	CABROVER	Monthly	(325,543)
Perrigo Co. PLC	Bank of America N.A.	187,352	02/15/28	0.20%	1D OBFR01	Monthly	7,061
Perseus Mining Ltd.	Bank of America N.A.	226,898	02/15/28	0.25%	1D AONIA	Monthly	(2,952)
Perseus Mining Ltd.	Barclays Bank PLC	176,846	01/20/27	0.00%	1D AONIA	Monthly	(740)
Perseus Mining Ltd.	UBS AG	110,564	01/03/31	0.25%	1D AONIA	Monthly	(1,439)
Persimmon PLC	UBS AG	1,362,925	01/20/31	0.25%	1D SONIA	Monthly	(105,836)
Persol Holdings Co. Ltd.	Barclays Bank PLC	21,377,229	05/12/27	0.00%	1D P TONA	Monthly	(978,742)
PEXA Group Ltd.	BNP Paribas SA	305,772	01/14/28	0.25%	1D AONIA	Monthly	10,288
Pfisterer Holding SE	Barclays Bank PLC	115,433	02/19/27	0.26%	1D ESTR	Monthly	4,611
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Pfisterer Holding SE	BNP Paribas SA	$ 32,539	01/13/28	0.26%	1D ESTR	Monthly	$ 4,351
Pfisterer Holding SE	UBS AG	363,726	01/03/31	0.26%	1D ESTR	Monthly	48,633
Pfizer, Inc.	Bank of America N.A.	189,949	02/15/28	0.20%	1D OBFR01	Monthly	(3,423)
Pfizer, Inc.	Barclays Bank PLC	44,595	02/16/27	0.20%	1D OBFR01	Monthly	(166)
Pfizer, Inc.	UBS AG	18,340,153	04/18/28	0.20%	1D OBFR01	Monthly	(132,835)
Pfizer, Inc.	UBS AG	224,305	01/14/31	0.20%	1D OBFR01	Monthly	(5,018)
PG&E Corp.	Barclays Bank PLC	21,090,243	12/23/26	0.20%	1D OBFR01	Monthly	(324,850)
PHC Holdings Corp.	SG Americas Securities LLC	102,247	12/08/27	0.00%	1D P TONA	Monthly	406
Phibro Animal Health Corp., Class A	Barclays Bank PLC	4,633,594	12/23/26	0.20%	1D OBFR01	Monthly	(67,825)
Phillips 66	BNP Paribas SA	83,787	01/28/28	0.20%	1D OBFR01	Monthly	9,191
Phillips 66	Morgan Stanley & Co. International PLC	6,335,370	02/05/27	0.20%	1D FEDL01	Monthly	724,931
Phillips Edison & Co., Inc.	Bank of America N.A.	88,083	02/15/28	0.20%	1D OBFR01	Monthly	3,052
Phillips Edison & Co., Inc.	Barclays Bank PLC	370,737	02/16/27	0.15%	1D OBFR01	Monthly	18,663
Phillips Edison & Co., Inc.	BNP Paribas SA	141,965	01/28/28	0.20%	1D OBFR01	Monthly	4,919
Phillips Edison & Co., Inc.	UBS AG	664,754	01/14/31	0.20%	1D OBFR01	Monthly	23,032
Phinia, Inc.	Bank of America N.A.	158,355	02/15/28	0.20%	1D OBFR01	Monthly	7,446
Phinia, Inc.	Barclays Bank PLC	2,796,255	12/23/26	0.15%	1D OBFR01	Monthly	(7,730)
Phinia, Inc.	Barclays Bank PLC	42,542	02/16/27	0.15%	1D OBFR01	Monthly	(118)
Phinia, Inc.	BNP Paribas SA	265,924	01/28/28	0.20%	1D OBFR01	Monthly	12,503
Phoenix Group Holdings PLC	Bank of America N.A.	90,641	02/15/28	0.25%	1D SONIA	Monthly	(1,073)
Phoenix Group Holdings PLC	Barclays Bank PLC	3,146,278	12/10/26	0.19%	1D SONIA	Monthly	(74,511)
Phoenix Group Holdings PLC	BNP Paribas SA	145,988	01/13/28	0.25%	1D SONIA	Monthly	1,131
Photronics, Inc.	UBS AG	1,403,177	04/21/28	0.20%	1D OBFR01	Monthly	85,379
Phreesia, Inc.	SG Americas Securities LLC	1,522,789	12/08/27	0.20%	1D OBFR01	Monthly	80,055
Pilbara Minerals Ltd.	Barclays Bank PLC	5,592,453	01/20/27	0.30%	1D AONIA	Monthly	245,773
Pilbara Minerals Ltd.	BNP Paribas SA	1,318,282	01/14/28	0.25%	1D AONIA	Monthly	136,663
Pilbara Minerals Ltd.	Citibank N.A.	3,019,557	02/24/27	0.30%	1D AONIA	Monthly	132,701
Pilbara Minerals Ltd.	UBS AG	931,331	01/03/31	0.25%	1D AONIA	Monthly	136,532
Pinnacle Investment Management Group Ltd.	Barclays Bank PLC	183,516	01/20/27	0.15%	1D AONIA	Monthly	(15,631)
Pinnacle West Capital Corp.	BNP Paribas SA	12,484,854	05/17/27	0.20%	1D OBFR01	Monthly	111,732
Piper Sandler Cos	Barclays Bank PLC	9,541,779	12/23/26	0.20%	1D OBFR01	Monthly	(192,980)
Pitney Bowes, Inc.	UBS AG	9,623	01/14/31	0.20%	1D OBFR01	Monthly	2,900
PJT Partners, Inc., Class A	BNP Paribas SA	8,198,058	01/24/28	0.20%	1D OBFR01	Monthly	(520,735)
Planet Fitness, Inc., Class A	SG Americas Securities LLC	12,513,886	12/08/27	0.18%	1D OBFR01	Monthly	(1,170,986)
Plexus Corp.	UBS AG	2,669,472	04/21/28	0.20%	1D OBFR01	Monthly	364,300
Plexus Corp.	UBS AG	46,523	01/14/31	0.20%	1D OBFR01	Monthly	6,349
Plover Bay Technologies Ltd.	BNP Paribas SA	86,848	01/14/28	0.30%	HONIA	Monthly	(1,787)
Plus500 Ltd.	BNP Paribas SA	14,330,770	03/17/27	0.25%	1D SONIA	Monthly	436,611
Polaris, Inc.	Bank of America N.A.	192,765	02/15/28	0.20%	1D OBFR01	Monthly	74,038
Polaris, Inc.	Morgan Stanley & Co. International PLC	15,488,384	02/08/27	0.20%	1D FEDL01	Monthly	2,048,182
Pool Corp.	Barclays Bank PLC	393,724	02/16/27	0.15%	1D OBFR01	Monthly	(35,133)
Pool Corp.	Morgan Stanley & Co. International PLC	16,594,253	02/05/27	0.20%	1D FEDL01	Monthly	(1,480,744)
Popular, Inc.	Bank of America N.A.	1,220,044	02/15/28	0.20%	1D OBFR01	Monthly	45,283
Popular, Inc.	Barclays Bank PLC	4,489,634	12/23/26	0.20%	1D OBFR01	Monthly	61,456
Popular, Inc.	Barclays Bank PLC	2,311,849	02/16/27	0.20%	1D OBFR01	Monthly	31,646
Porr AG	BNP Paribas SA	89,712	04/10/28	0.26%	1D ESTR	Monthly	(685)
Porsche Automobil Holding SE	UBS AG	57,916	01/20/31	0.26%	1D ESTR	Monthly	(2,355)
Portland General Electric Co.	BNP Paribas SA	8,352,471	05/17/27	0.20%	1D OBFR01	Monthly	(89,110)
Post Holdings, Inc.	Barclays Bank PLC	167,915	02/16/27	0.15%	1D OBFR01	Monthly	838
Post Holdings, Inc.	BNP Paribas SA	176,517	01/28/28	0.20%	1D OBFR01	Monthly	9,519
Post Holdings, Inc.	SG Americas Securities LLC	8,820,957	12/08/27	0.19%	1D OBFR01	Monthly	282,446
Poste Italiane SpA	BNP Paribas SA	28,214,600	03/22/27	0.26%	1D ESTR	Monthly	348,388
Poste Italiane SpA	SG Americas Securities LLC	32,815,973	12/08/27	0.26%	1D ESTR	Monthly	1,441,350
Power Assets Holdings Ltd.	Barclays Bank PLC	58,163	01/20/27	0.00%	HONIA	Monthly	(315)
Power Assets Holdings Ltd.	BNP Paribas SA	12,199	01/14/28	0.30%	HONIA	Monthly	197
Power Corp. of Canada	BNP Paribas SA	11,478,110	08/17/26	0.20%	CABROVER	Monthly	264,987
PowerX, Inc.	Bank of America N.A.	120,724	03/15/28	0.25%	1D P TONA	Monthly	74,021

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
PowerX, Inc.	BNP Paribas SA	$ 1,142,570	01/14/28	0.25%	1D TONA	Monthly	$ 700,557
PowerX, Inc.	UBS AG	64,674	01/06/31	0.25%	1D P TONA	Monthly	39,654
PPG Industries, Inc.	Bank of America N.A.	5,928,394	02/15/28	0.00%	1D OBFR01	Monthly	(130,588)
PPL Corp.	UBS AG	239,820	01/14/31	0.20%	1D OBFR01	Monthly	(11,699)
PRADA SpA	Bank of America N.A.	368,266	02/15/28	0.30%	HONIA	Monthly	(22,705)
PRADA SpA	Goldman Sachs Bank USA	1,672,303	08/19/26	0.30%	HONIA	Monthly	(103,106)
PRADA SpA	UBS AG	600,084	04/24/29	0.25%	HONIA	Monthly	(36,998)
Precision Drilling Corp.	Barclays Bank PLC	7,420,159	12/23/26	0.20%	CABROVER	Monthly	127,462
Preformed Line Products Co.	Bank of America N.A.	31,004	02/15/28	0.20%	1D OBFR01	Monthly	1,889
Preformed Line Products Co.	Barclays Bank PLC	295,158	12/23/26	0.20%	1D OBFR01	Monthly	2,870
Prestige Consumer Healthcare, Inc.	Bank of America N.A.	80,886	02/15/28	0.20%	1D OBFR01	Monthly	(1,756)
Prestige Consumer Healthcare, Inc.	BNP Paribas SA	45,768	01/28/28	0.20%	1D OBFR01	Monthly	(994)
Prestige Consumer Healthcare, Inc.	Morgan Stanley & Co. International PLC	93,882	02/08/27	0.20%	1D FEDL01	Monthly	(1,460)
Primary Health Properties PLC	Barclays Bank PLC	1,475,642	02/26/27	0.25%	1D SONIA	Monthly	(10,599)
Primerica, Inc.	Bank of America N.A.	708,394	02/15/28	0.20%	1D OBFR01	Monthly	20,658
Primerica, Inc.	BNP Paribas SA	47,828	01/28/28	0.20%	1D OBFR01	Monthly	1,395
Principal Financial Group, Inc.	BNP Paribas SA	15,816,199	05/17/27	0.20%	1D OBFR01	Monthly	1,040,715
Priortech Ltd.	Bank of America N.A.	214,139	02/15/28	0.45%	SHIR	Monthly	20,566
Priortech Ltd.	Barclays Bank PLC	153,301	02/22/27	0.60%	SHIR	Monthly	5,883
Priortech Ltd.	UBS AG	46,229	01/13/31	0.40%	SHIR	Monthly	4,440
Privia Health Group, Inc.	SG Americas Securities LLC	5,212,149	12/08/27	0.20%	1D OBFR01	Monthly	491,149
Procore Technologies, Inc.	Barclays Bank PLC	198,577	02/16/27	0.15%	1D OBFR01	Monthly	(943)
Procore Technologies, Inc.	UBS AG	587,297	01/14/31	0.20%	1D OBFR01	Monthly	10,188
Procter & Gamble Co.	Barclays Bank PLC	2,752,148	02/16/27	0.20%	1D OBFR01	Monthly	81,688
Procter & Gamble Co.	BNP Paribas SA	532,943	01/28/28	0.20%	1D OBFR01	Monthly	13,790
Procter & Gamble Co.	Morgan Stanley & Co. International PLC	76,059,483	02/05/27	0.20%	1D FEDL01	Monthly	2,257,558
Procter & Gamble Co.	UBS AG	1,183,513	01/14/31	0.20%	1D OBFR01	Monthly	22,478
PROG Holdings, Inc.	Goldman Sachs Bank USA	969,429	08/18/26	0.20%	1D FEDL01	Monthly	107,155
Progress Software Corp.	Barclays Bank PLC	10,495,509	12/23/26	0.19%	1D OBFR01	Monthly	(784,297)
Progress Software Corp.	BNP Paribas SA	1,005,498	05/17/27	0.20%	1D OBFR01	Monthly	(58,487)
Progressive Corp.	Barclays Bank PLC	743,540	02/16/27	0.20%	1D OBFR01	Monthly	(5,245)
Progressive Corp.	Barclays Bank PLC	3,440,806	02/23/27	0.20%	1D OBFR01	Monthly	(8,579)
Progressive Corp.	BNP Paribas SA	1,025,669	01/28/28	0.20%	1D OBFR01	Monthly	255
Progyny, Inc.	Barclays Bank PLC	8,466,157	12/23/26	0.19%	1D OBFR01	Monthly	266,276
Propel Holdings, Inc.	Goldman Sachs Bank USA	122,054	08/18/26	0.20%	1D CORRA	Monthly	(1,922)
Property & Building Corp Ltd.	Bank of America N.A.	35,718	02/15/28	0.45%	SHIR	Monthly	2,906
Property & Building Corp Ltd.	Barclays Bank PLC	61,795	02/22/27	0.60%	SHIR	Monthly	4,143
Protector Forsikring ASA	Bank of America N.A.	128,275	02/15/28	0.26%	NOWA	Monthly	(8,999)
Prudential Financial, Inc.	Bank of America N.A.	282,949	02/15/28	0.20%	1D OBFR01	Monthly	(3,728)
Prudential Financial, Inc.	BNP Paribas SA	675,957	01/28/28	0.20%	1D OBFR01	Monthly	(8,907)
Prudential Financial, Inc.	UBS AG	31,565,909	04/18/28	0.20%	1D OBFR01	Monthly	(301,097)
Prudential Financial, Inc.	UBS AG	224,789	01/14/31	0.20%	1D OBFR01	Monthly	(2,962)
Prudential PLC	Barclays Bank PLC	598,018	02/19/27	0.25%	1D SONIA	Monthly	(11,678)
Prudential PLC	Citibank N.A.	4,774,419	07/06/26	0.25%	1D SONIA	Monthly	(73,642)
Prudential PLC	UBS AG	91,897	04/18/28	0.25%	1D SONIA	Monthly	(877)
Prudential PLC	UBS AG	207,117	01/03/31	0.25%	1D SONIA	Monthly	(2,322)
Prysmian SpA	Bank of America N.A.	12,085,946	02/15/28	0.26%	1D ESTR	Monthly	811,385
Prysmian SpA	Citibank N.A.	19,485,681	07/06/26	0.26%	1D ESTR	Monthly	1,359,655
PSP Swiss Property AG, Class N	BNP Paribas SA	75,665	01/19/28	0.26%	SSARON	Monthly	(1,113)
PSP Swiss Property AG, Class N	Citibank N.A.	2,147,585	07/06/26	0.26%	SSARON	Monthly	(13,164)
PTC Therapeutics, Inc.	BNP Paribas SA	6,527,826	05/17/27	0.20%	1D OBFR01	Monthly	(619,077)
PTC, Inc.	BNP Paribas SA	7,682,433	01/24/28	0.20%	1D OBFR01	Monthly	(21,147)
Public Service Enterprise Group, Inc.	Barclays Bank PLC	70,188	02/16/27	0.20%	1D OBFR01	Monthly	2,816
Public Service Enterprise Group, Inc.	Barclays Bank PLC	21,911,952	02/23/27	0.20%	1D OBFR01	Monthly	872,413
Public Service Enterprise Group, Inc.	BNP Paribas SA	554,439	01/28/28	0.20%	1D OBFR01	Monthly	4,932
Public Service Enterprise Group, Inc.	Morgan Stanley & Co. International PLC	1,726,602	02/05/27	0.20%	1D FEDL01	Monthly	15,777
Publicis Groupe SA	Barclays Bank PLC	1,079,967	02/19/27	0.26%	1D ESTR	Monthly	15,586
Publicis Groupe SA	Barclays Bank PLC	146,083	02/26/27	0.26%	1D ESTR	Monthly	2,108
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Publicis Groupe SA	Goldman Sachs Bank USA	$ 47,285,727	08/19/26	0.05%	1D ESTR	Monthly	$ 516,600
Publicis Groupe SA	UBS AG	45,303,427	09/03/29	0.18%	1D ESTR	Monthly	536,343
PulteGroup, Inc.	Barclays Bank PLC	375,771	02/16/27	0.20%	1D OBFR01	Monthly	(3)
Pure Storage, Inc., Class A	Bank of America N.A.	324,297	02/15/28	0.20%	1D OBFR01	Monthly	2,373
Pure Storage, Inc., Class A	Barclays Bank PLC	646,580	02/16/27	0.20%	1D OBFR01	Monthly	10,474
Pure Storage, Inc., Class A	BNP Paribas SA	560,462	01/28/28	0.00%	1D OBFR01	Monthly	(8)
Pure Storage, Inc., Class A	UBS AG	2,760,051	01/14/31	0.20%	1D OBFR01	Monthly	(16,657)
PVA Tepla AG	Barclays Bank PLC	324,465	02/19/27	0.26%	1D ESTR	Monthly	(8,396)
PYC Therapeutics Ltd.	BNP Paribas SA	53,230	01/14/28	0.25%	1D AONIA	Monthly	(1,278)
PYC Therapeutics Ltd.	UBS AG	68,254	01/03/31	0.25%	1D AONIA	Monthly	(2,805)
Pyxis Oncology, Inc.	Barclays Bank PLC	656	02/16/27	0.20%	1D OBFR01	Monthly	(63)
Q2 Holdings, Inc.	Citibank N.A.	3,291,810	06/25/26	0.20%	1D OBFR01	Monthly	(44,672)
Qantas Airways Ltd.	Goldman Sachs Bank USA	2,497,578	08/19/26	0.30%	1D AONIA	Monthly	(164,088)
Qantas Airways Ltd.	Morgan Stanley & Co. International PLC	3,440,033	01/06/27	0.29%	1D AONIA	Monthly	(146,290)
Qantas Airways Ltd.	Morgan Stanley & Co. International PLC	10,367,328	01/07/27	0.29%	1D AONIA	Monthly	(440,879)
QCR Holdings, Inc.	BNP Paribas SA	69,524	05/17/27	0.20%	1D OBFR01	Monthly	(443)
QD Laser, Inc.	Bank of America N.A.	99,140	03/15/28	0.25%	1D P TONA	Monthly	7,791
QD Laser, Inc.	BNP Paribas SA	353,826	01/14/28	0.25%	1D TONA	Monthly	27,804
QIAGEN NV	JPMorgan Chase Bank N.A.	1,900,127	02/10/27	0.26%	1D ESTR	Monthly	(341,605)
QIAGEN NV	Morgan Stanley & Co. International PLC	29,869,422	02/05/27	0.20%	1D FEDL01	Monthly	(3,973,635)
QIAGEN NV	Morgan Stanley & Co. International PLC	313,611	02/05/27	0.20%	1D FEDL01	Monthly	693
QIAGEN NV	SG Americas Securities LLC	11,281,913	12/08/27	0.22%	1D ESTR	Monthly	(1,823,465)
QIAGEN NV	UBS AG	247,675	01/14/31	0.20%	1D OBFR01	Monthly	(41,993)
QinetiQ Group PLC	Bank of America N.A.	69,697	02/15/28	0.25%	1D SONIA	Monthly	(2,928)
QinetiQ Group PLC	Barclays Bank PLC	42,691	02/19/27	0.25%	1D SONIA	Monthly	(1,725)
QinetiQ Group PLC	SG Americas Securities LLC	2,037,256	12/08/27	0.25%	1D SONIA	Monthly	(187,181)
QPS Holdings, Inc.	Bank of America N.A.	486,565	03/15/28	0.25%	1D P TONA	Monthly	1,384
QPS Holdings, Inc.	Barclays Bank PLC	75,013	01/20/27	0.24%	1D P TONA	Monthly	(4,155)
QPS Holdings, Inc.	BNP Paribas SA	59,416	01/14/28	0.25%	1D TONA	Monthly	169
QT Group OYJ	Morgan Stanley & Co. International PLC	60,074	01/04/27	0.26%	1D ESTR	Monthly	(213)
Quadient SA	Bank of America N.A.	143,432	02/15/28	0.26%	1D ESTR	Monthly	(1,325)
Quadient SA	UBS AG	52,614	01/03/31	0.15%	1D ESTR	Monthly	(486)
QUALCOMM, Inc.	Bank of America N.A.	6,269,553	02/15/28	0.20%	1D OBFR01	Monthly	1,795,384
QUALCOMM, Inc.	Barclays Bank PLC	20,603,719	02/16/27	0.20%	1D OBFR01	Monthly	6,588,284
QUALCOMM, Inc.	BNP Paribas SA	11,985,410	01/28/28	0.20%	1D OBFR01	Monthly	4,191,515
QUALCOMM, Inc.	SG Americas Securities LLC	46,470,764	12/08/27	0.20%	1D OBFR01	Monthly	17,439,783
QUALCOMM, Inc.	UBS AG	7,442,365	01/14/31	0.20%	1D OBFR01	Monthly	2,571,195
QUALCOMM, Inc.	UBS AG	1,771,580	01/22/31	0.20%	1D OBFR01	Monthly	613,243
Qualitau Ltd.	Barclays Bank PLC	46,319	02/22/27	0.60%	SHIR	Monthly	(5,362)
Qualitau Ltd.	BNP Paribas SA	36,356	01/13/28	0.70%	SHIR	Monthly	(4,647)
Qualitau Ltd.	UBS AG	141,960	01/13/31	0.40%	SHIR	Monthly	(18,146)
Qualys, Inc.	BNP Paribas SA	12,939,831	05/17/27	0.20%	1D OBFR01	Monthly	227,195
Quanta Services, Inc.	Barclays Bank PLC	712,599	02/16/27	0.15%	1D OBFR01	Monthly	132,342
Quanta Services, Inc.	Barclays Bank PLC	4,132,581	02/23/27	0.15%	1D OBFR01	Monthly	767,495
Quantum Computing, Inc.	Barclays Bank PLC	150,507	12/23/26	0.15%	1D OBFR01	Monthly	7,857
Quantum Computing, Inc.	BNP Paribas SA	376,164	01/28/28	0.20%	1D OBFR01	Monthly	19,706
QuantumScape Corp., Class A	Barclays Bank PLC	457,198	12/23/26	0.20%	1D OBFR01	Monthly	17,170
Quebecor, Inc., Class B	Morgan Stanley & Co. International PLC	32,286,929	01/04/27	0.20%	CABROVER	Monthly	1,073,508
Quebecor, Inc., Class B	Morgan Stanley & Co. International PLC	23,296,565	01/06/27	0.20%	CABROVER	Monthly	744,419
Quilter PLC	BNP Paribas SA	59,182	01/13/28	0.25%	1D SONIA	Monthly	1,011
Quilter PLC	SG Americas Securities LLC	14,876,878	12/08/27	0.25%	1D SONIA	Monthly	(33,363)
Quilter PLC	UBS AG	6,539,050	04/24/28	0.25%	1D SONIA	Monthly	(81,992)
Quilter PLC	UBS AG	72,803	01/03/31	0.25%	1D SONIA	Monthly	512
QuinStreet, Inc.	BNP Paribas SA	4,156,914	05/17/27	0.20%	1D OBFR01	Monthly	120,685

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
QuinStreet, Inc.	SG Americas Securities LLC	$ 587,564	12/08/27	0.20%	1D OBFR01	Monthly	$ 19,506
QXO, Inc.	UBS AG	382,552	01/14/31	0.20%	1D OBFR01	Monthly	8,954
Radian Group, Inc.	Bank of America N.A.	208,607	02/15/28	0.20%	1D OBFR01	Monthly	(471)
Radian Group, Inc.	Barclays Bank PLC	674,028	02/16/27	0.20%	1D OBFR01	Monthly	4,736
Radian Group, Inc.	BNP Paribas SA	180,419	01/28/28	0.20%	1D OBFR01	Monthly	6,793
RadNet, Inc.	Barclays Bank PLC	479,931	02/16/27	0.20%	1D OBFR01	Monthly	(10,623)
Raiffeisen Bank International AG	Citibank N.A.	3,970,801	07/06/26	0.26%	1D ESTR	Monthly	227,193
Raito Kogyo Co. Ltd.	Bank of America N.A.	3,515,493	02/15/28	0.25%	1D P TONA	Monthly	(94,139)
Raito Kogyo Co. Ltd.	Goldman Sachs Bank USA	1,470,268	08/19/26	0.25%	1D P TONA	Monthly	(34,956)
Raito Kogyo Co. Ltd.	Morgan Stanley & Co. International PLC	3,268,423	01/06/27	0.25%	1D P TONA	Monthly	(12,776)
Rakus Co. Ltd.	Citibank N.A.	1,406,029	02/24/27	0.15%	1D P TONA	Monthly	(46,659)
Rakuten Group, Inc.	SG Americas Securities LLC	30,120,044	12/08/27	0.25%	1D P TONA	Monthly	(1,317,100)
Rakuten Group, Inc.	SG Americas Securities LLC	17,841,600	12/08/27	0.25%	1D P TONA	Monthly	(681,456)
Ralliant Corp.	UBS AG	413,116	01/14/31	0.20%	1D OBFR01	Monthly	(3,247)
Ralph Lauren Corp., Class A	Barclays Bank PLC	4,313,857	02/16/27	0.20%	1D OBFR01	Monthly	(147,177)
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	Barclays Bank PLC	977,762	04/07/27	0.60%	SHIR	Monthly	9,493
Rami Levy Real Estate Ltd.	Bank of America N.A.	7,870	02/15/28	0.00%	SHIR	Monthly	(2)
Rami Levy Real Estate Ltd.	Barclays Bank PLC	174,788	02/22/27	0.60%	SHIR	Monthly	(205)
Range Resources Corp.	Bank of America N.A.	195,960	02/15/28	0.20%	1D OBFR01	Monthly	10,839
Rapid Micro Biosystems, Inc., Class A	UBS AG	1,100	01/14/31	0.20%	1D OBFR01	Monthly	23
Rapport Therapeutics, Inc.	BNP Paribas SA	166,062	01/28/28	0.20%	1D OBFR01	Monthly	(3,029)
Rational AG	Barclays Bank PLC	13,512,239	08/18/27	0.26%	1D ESTR	Monthly	(820,136)
Raymond James Financial, Inc.	Barclays Bank PLC	4,596,815	02/16/27	0.20%	1D OBFR01	Monthly	113,046
Raymond James Financial, Inc.	BNP Paribas SA	3,535,200	01/24/28	0.20%	1D OBFR01	Monthly	57,872
Raymond James Financial, Inc.	BNP Paribas SA	6,916,655	01/28/28	0.20%	1D OBFR01	Monthly	113,228
Raymond James Financial, Inc.	UBS AG	5,152,404	01/14/31	0.20%	1D OBFR01	Monthly	84,346
RaySearch Laboratories AB, Class B	Citibank N.A.	165,033	07/29/26	0.26%	TN STIBOR	Monthly	(25,552)
RBC Bearings, Inc.	Bank of America N.A.	225,400	02/15/28	0.20%	1D OBFR01	Monthly	4,650
RBC Bearings, Inc.	UBS AG	391,516	01/14/31	0.20%	1D OBFR01	Monthly	8,077
REA Group Ltd.	Barclays Bank PLC	10,204,810	05/12/27	0.15%	1D AONIA	Monthly	(230,100)
REA Group Ltd.	Barclays Bank PLC	33,346,505	09/09/27	0.15%	1D AONIA	Monthly	(751,902)
RealReal, Inc.	Barclays Bank PLC	2,972,737	12/23/26	0.20%	1D OBFR01	Monthly	(85,334)
Realty Income Corp.	Bank of America N.A.	164,121	02/15/28	0.20%	1D OBFR01	Monthly	718
Realty Income Corp.	Barclays Bank PLC	292,694	02/16/27	0.20%	1D OBFR01	Monthly	4,159
Realty Income Corp.	BNP Paribas SA	335,534	01/28/28	0.20%	1D OBFR01	Monthly	1,469
Realty Income Corp.	UBS AG	527,094	01/14/31	0.20%	1D OBFR01	Monthly	2,307
Reckitt Benckiser Group PLC	Barclays Bank PLC	30,834,440	12/10/26	0.25%	1D SONIA	Monthly	(104,199)
Reckitt Benckiser Group PLC	Barclays Bank PLC	116,711	02/19/27	0.25%	1D SONIA	Monthly	(398)
Reckitt Benckiser Group PLC	Morgan Stanley & Co. International PLC	9,431,552	01/04/27	0.25%	1D SONIA	Monthly	(31,577)
Recordati Industria Chimica e Farmaceutica SpA	Barclays Bank PLC	8,816,411	08/18/27	0.26%	1D ESTR	Monthly	(30,234)
Recordati Industria Chimica e Farmaceutica SpA	SG Americas Securities LLC	2,450,290	12/08/27	0.26%	1D ESTR	Monthly	3,394
Recruit Holdings Co. Ltd.	Citibank N.A.	30,444,463	02/24/27	0.25%	1D P TONA	Monthly	(2,681,912)
Recruit Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	5,130,804	01/07/27	0.25%	1D P TONA	Monthly	(451,982)
Red Cat Holdings, Inc.	Bank of America N.A.	387,845	02/15/28	0.20%	1D OBFR01	Monthly	(29,518)
Red Cat Holdings, Inc.	BNP Paribas SA	49,592	01/28/28	0.20%	1D OBFR01	Monthly	(4,986)
Redcare Pharmacy NV	UBS AG	4,226,980	04/24/28	(4.00)%	1D ESTR	Monthly	334,932
Redde Northgate PLC	Barclays Bank PLC	2,724,961	12/10/26	0.25%	1D SONIA	Monthly	(66,220)
Reddit, Inc., Class A	UBS AG	5,134,318	01/14/31	0.20%	1D OBFR01	Monthly	(321,811)
Redeia Corp SA	Barclays Bank PLC	107,905	02/19/27	0.26%	1D ESTR	Monthly	1,023
Redwire Corp.	Bank of America N.A.	271,809	02/15/28	0.20%	1D OBFR01	Monthly	4,480
Redwire Corp.	Goldman Sachs Bank USA	3,579,006	08/18/26	0.20%	1D FEDL01	Monthly	(289,473)
Regal Rexnord Corp.	Barclays Bank PLC	269,626	02/16/27	0.15%	1D OBFR01	Monthly	4,968
Regeneron Pharmaceuticals, Inc.	BNP Paribas SA	364,902	01/28/28	0.20%	1D OBFR01	Monthly	(22,685)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Regeneron Pharmaceuticals, Inc.	Morgan Stanley & Co. International PLC	$ 10,956,062	02/05/27	0.20%	1D FEDL01	Monthly	$ (579,956)
Regeneron Pharmaceuticals, Inc.	UBS AG	1,890,103	01/22/31	0.20%	1D OBFR01	Monthly	(117,503)
Region RE Ltd.	Citibank N.A.	1,786,688	02/24/27	0.30%	1D AONIA	Monthly	25,515
Regions Financial Corp.	Bank of America N.A.	68,978	02/15/28	0.20%	1D OBFR01	Monthly	484
Regions Financial Corp.	UBS AG	298,347	04/18/28	0.20%	1D OBFR01	Monthly	3,569
Regis Resources Ltd.	BNP Paribas SA	9,600,058	09/07/26	0.25%	1D AONIA	Monthly	(622,705)
Regis Resources Ltd.	BNP Paribas SA	1,786,687	03/22/27	0.25%	1D AONIA	Monthly	(116,748)
Reinsurance Group of America, Inc.	Morgan Stanley & Co. International PLC	712,014	02/05/27	0.20%	1D FEDL01	Monthly	6,104
Relay Therapeutics, Inc.	UBS AG	353,036	01/14/31	0.20%	1D OBFR01	Monthly	(1,924)
Reliance, Inc.	Bank of America N.A.	27,192	02/15/28	0.20%	1D OBFR01	Monthly	3,620
Reliance, Inc.	BNP Paribas SA	666,373	01/28/28	0.20%	1D OBFR01	Monthly	88,715
Reliance, Inc.	UBS AG	98,212	01/14/31	0.20%	1D OBFR01	Monthly	13,075
Remitly Global, Inc.	Barclays Bank PLC	19,139,537	12/23/26	0.20%	1D OBFR01	Monthly	868,317
Remitly Global, Inc.	Barclays Bank PLC	4,126,709	02/16/27	0.20%	1D OBFR01	Monthly	187,219
RenaissanceRe Holdings Ltd.	Barclays Bank PLC	190,985	02/16/27	0.20%	1D OBFR01	Monthly	(2,505)
RenaissanceRe Holdings Ltd.	BNP Paribas SA	54,072	01/28/28	0.20%	1D OBFR01	Monthly	(659)
Renault SA	Barclays Bank PLC	84,134	02/19/27	0.26%	1D ESTR	Monthly	(3,653)
Renishaw PLC	BNP Paribas SA	129,538	01/13/28	0.00%	1D SONIA	Monthly	3,291
Rentokil Initial PLC	Barclays Bank PLC	68,590	02/19/27	0.15%	1D SONIA	Monthly	(242)
Repligen Corp.	UBS AG	264,256	01/14/31	0.20%	1D OBFR01	Monthly	(27,281)
Repsol SA	Citibank N.A.	9,899,018	07/06/26	0.26%	1D ESTR	Monthly	687,017
Republic Services, Inc., Class A	Bank of America N.A.	77,016	02/15/28	0.20%	1D OBFR01	Monthly	396
Republic Services, Inc., Class A	Barclays Bank PLC	314,915	02/16/27	0.20%	1D OBFR01	Monthly	6,029
Republic Services, Inc., Class A	UBS AG	445,990	01/14/31	0.20%	1D OBFR01	Monthly	(3,490)
Resideo Technologies, Inc.	Bank of America N.A.	266,687	02/15/28	0.20%	1D OBFR01	Monthly	10,450
Resolute Mining Ltd.	Barclays Bank PLC	1,472,982	05/12/27	0.29%	1D AONIA	Monthly	(256,853)
Resonac Holdings Corp.	Bank of America N.A.	3,643,574	03/15/28	0.25%	1D P TONA	Monthly	419,651
Resonac Holdings Corp.	Bank of America N.A.	3,925,450	03/15/28	0.25%	1D P TONA	Monthly	476,377
Resonac Holdings Corp.	Barclays Bank PLC	3,019,249	01/20/27	0.22%	1D P TONA	Monthly	(26,739)
Resonac Holdings Corp.	BNP Paribas SA	748,379	01/14/28	0.15%	1D TONA	Monthly	84,399
Resorttrust, Inc.	UBS AG	7,476,916	04/03/28	0.25%	1D P TONA	Monthly	(400,983)
Revo Insurance SpA	Bank of America N.A.	27,051	02/15/28	0.26%	1D ESTR	Monthly	2,428
Revo Insurance SpA	BNP Paribas SA	159,013	01/13/28	0.26%	1D ESTR	Monthly	14,270
Revo Insurance SpA	UBS AG	31,940	01/03/31	0.26%	1D ESTR	Monthly	2,866
Revolution Medicines, Inc.	Bank of America N.A.	843,971	02/15/28	0.20%	1D OBFR01	Monthly	(27,099)
Revolution Medicines, Inc.	Barclays Bank PLC	1,207,400	02/16/27	0.20%	1D OBFR01	Monthly	6,522
Revolution Medicines, Inc.	BNP Paribas SA	1,317,786	01/28/28	0.20%	1D OBFR01	Monthly	15,612
Revolution Medicines, Inc.	UBS AG	1,332,031	01/14/31	0.20%	1D OBFR01	Monthly	(40,428)
Revolve Group, Inc., Class A	Barclays Bank PLC	2,854,583	12/23/26	0.20%	1D OBFR01	Monthly	(207,020)
Revvity, Inc.	SG Americas Securities LLC	3,214,353	12/08/27	0.20%	1D OBFR01	Monthly	(134,405)
Rexel SA	Bank of America N.A.	174,607	02/15/28	0.26%	1D ESTR	Monthly	(6,280)
Rexel SA	Barclays Bank PLC	15,815,110	02/26/27	0.26%	1D ESTR	Monthly	365,148
Rexford Industrial Realty, Inc.	Bank of America N.A.	104,714	02/15/28	0.20%	1D OBFR01	Monthly	587
Rexford Industrial Realty, Inc.	Barclays Bank PLC	304,040	02/16/27	0.15%	1D OBFR01	Monthly	(3,102)
Rexford Industrial Realty, Inc.	BNP Paribas SA	22,853,265	01/24/28	0.20%	1D OBFR01	Monthly	94,622
RFA Financial, Inc.	Goldman Sachs Bank USA	1,322	08/19/26	0.20%	1D CORRA	Monthly	(50)
Rhythm Pharmaceuticals, Inc.	BNP Paribas SA	512,368	01/28/28	0.20%	1D OBFR01	Monthly	(21,361)
Ricoh Co. Ltd.	Barclays Bank PLC	11,302,386	09/09/27	0.18%	1D P TONA	Monthly	(249,087)
RideNow Group, Inc., Class B	BNP Paribas SA	54,958	01/28/28	0.20%	1D OBFR01	Monthly	6,849
RideNow Group, Inc., Class B	UBS AG	26,605	01/14/31	0.20%	1D OBFR01	Monthly	3,315
Ridley Corp. Ltd.	Bank of America N.A.	44,244	02/15/28	0.25%	1D AONIA	Monthly	2,162
Ridley Corp. Ltd.	UBS AG	91,688	01/03/31	0.25%	1D AONIA	Monthly	4,481
Rigaku Holdings Corp.	BNP Paribas SA	65,766	01/14/28	0.15%	1D TONA	Monthly	10,062
Rigaku Holdings Corp.	UBS AG	44,840	01/06/31	0.15%	1D P TONA	Monthly	6,860
Riley Exploration Permian, Inc.	UBS AG	677,791	04/21/28	0.20%	1D OBFR01	Monthly	11,211
RingCentral, Inc., Class A	Bank of America N.A.	14,710	02/15/28	0.20%	1D OBFR01	Monthly	574
RingCentral, Inc., Class A	BNP Paribas SA	10,302,086	05/17/27	0.20%	1D OBFR01	Monthly	401,864
RingCentral, Inc., Class A	SG Americas Securities LLC	6,084,591	12/08/27	0.20%	1D OBFR01	Monthly	410,376
Ringer Hut Co. Ltd.	BNP Paribas SA	3,080,976	03/24/27	0.25%	1D TONA	Monthly	(16,238)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Rinnai Corp.	Bank of America N.A.	$ 59,688	03/15/28	0.25%	1D P TONA	Monthly	$ (598)
Rinnai Corp.	BNP Paribas SA	298,438	01/14/28	0.25%	1D TONA	Monthly	(2,988)
Rinnai Corp.	UBS AG	151,515	01/06/31	0.25%	1D P TONA	Monthly	(1,517)
Rio Tinto Ltd.	Barclays Bank PLC	159,846	01/20/27	0.15%	1D AONIA	Monthly	(2,692)
Rio Tinto Ltd.	SG Americas Securities LLC	16,900,017	12/08/27	0.30%	1D AONIA	Monthly	(341,022)
Rio Tinto PLC	Bank of America N.A.	1,025,615	02/15/28	0.20%	1D OBFR01	Monthly	19,980
Rio Tinto PLC	Barclays Bank PLC	2,604,974	02/16/27	0.20%	1D OBFR01	Monthly	5,195
Rio Tinto PLC	BNP Paribas SA	4,311,507	01/28/28	0.20%	1D OBFR01	Monthly	83,990
Rio Tinto PLC	UBS AG	759,545	01/14/31	0.20%	1D OBFR01	Monthly	2,495
RioCan Real Estate Investment Trust	Morgan Stanley & Co. International PLC	15,008,937	01/04/27	0.20%	CABROVER	Monthly	236,644
RioCan Real Estate Investment Trust	Morgan Stanley & Co. International PLC	11,277,870	01/06/27	0.20%	CABROVER	Monthly	177,816
RioCan Real Estate Investment Trust	SG Americas Securities LLC	1,669,749	12/08/27	0.20%	CABROVER	Monthly	91,981
RLI Corp.	BNP Paribas SA	165,391	01/28/28	0.20%	1D OBFR01	Monthly	(1,177)
RLI Corp.	UBS AG	551,453	01/14/31	0.20%	1D OBFR01	Monthly	(62,486)
Robert Half, Inc.	Barclays Bank PLC	15,739,898	12/23/26	0.20%	1D OBFR01	Monthly	(1,527,523)
ROBLOX Corp., Class A	Barclays Bank PLC	49,978	02/16/27	0.20%	1D OBFR01	Monthly	(3,670)
Roche Holding AG	Bank of America N.A.	282,516	02/15/28	0.26%	SSARON	Monthly	(1,026)
Roche Holding AG	BNP Paribas SA	3,211,179	08/17/26	0.26%	SSARON	Monthly	14,182
Roche Holding AG	UBS AG	196,363	01/20/31	0.26%	SSARON	Monthly	867
Rockhopper Exploration PLC	Bank of America N.A.	68,225	02/15/28	0.25%	1D SONIA	Monthly	1,562
Rockhopper Exploration PLC	Barclays Bank PLC	322,240	02/19/27	0.25%	1D SONIA	Monthly	(14,845)
Rockhopper Exploration PLC	UBS AG	131,123	01/03/31	0.25%	1D SONIA	Monthly	3,002
Rockwell Automation, Inc.	Barclays Bank PLC	42,721,445	12/23/26	0.20%	1D OBFR01	Monthly	218,194
Rockwell Automation, Inc.	Barclays Bank PLC	4,772,531	02/23/27	0.20%	1D OBFR01	Monthly	31,753
Rockwell Automation, Inc.	BNP Paribas SA	350,109	01/28/28	0.20%	1D OBFR01	Monthly	10,140
Rogers Communications, Inc., Class B	Bank of America N.A.	1,437,562	02/15/28	0.20%	CABROVER	Monthly	117,054
Rogers Corp.	Barclays Bank PLC	2,653,947	12/23/26	0.20%	1D OBFR01	Monthly	321,014
Rohm Co. Ltd.	Bank of America N.A.	423,753	03/15/28	0.15%	1D P TONA	Monthly	(38,651)
Rohm Co. Ltd.	Barclays Bank PLC	1,030,288	01/20/27	0.00%	1D P TONA	Monthly	(84,841)
Rohm Co. Ltd.	BNP Paribas SA	1,409,335	01/14/28	0.25%	1D TONA	Monthly	(128,546)
Rohm Co. Ltd.	BNP Paribas SA	2,130,667	01/21/28	0.25%	1D TONA	Monthly	(194,339)
Rohm Co. Ltd.	UBS AG	826,698	01/06/31	0.25%	1D P TONA	Monthly	(71,638)
Roivant Sciences Ltd.	Bank of America N.A.	357,024	02/15/28	0.20%	1D OBFR01	Monthly	9,758
Roivant Sciences Ltd.	Barclays Bank PLC	1,090,181	02/16/27	0.20%	1D OBFR01	Monthly	(23,187)
Roivant Sciences Ltd.	BNP Paribas SA	5,808,199	05/17/27	0.20%	1D OBFR01	Monthly	(169,957)
Roivant Sciences Ltd.	BNP Paribas SA	4,167,590	01/28/28	0.20%	1D OBFR01	Monthly	(121,951)
Roivant Sciences Ltd.	UBS AG	1,433,841	01/14/31	0.20%	1D OBFR01	Monthly	32,915
Roku, Inc., Class A	Bank of America N.A.	3,241,635	02/15/28	0.20%	1D OBFR01	Monthly	214,370
Roku, Inc., Class A	Barclays Bank PLC	3,562,862	02/16/27	0.20%	1D OBFR01	Monthly	(53,590)
Roku, Inc., Class A	BNP Paribas SA	1,716,391	01/28/28	0.20%	1D OBFR01	Monthly	94,835
Roku, Inc., Class A	Morgan Stanley & Co. International PLC	25,103,583	02/05/27	0.20%	1D FEDL01	Monthly	(377,593)
Rollins, Inc.	Bank of America N.A.	51,117	02/15/28	0.20%	1D OBFR01	Monthly	1,269
Rollins, Inc.	Barclays Bank PLC	54,656	02/16/27	0.15%	1D OBFR01	Monthly	405
Rollins, Inc.	BNP Paribas SA	472,579	01/28/28	0.20%	1D OBFR01	Monthly	10,154
Rollins, Inc.	UBS AG	350,262	01/14/31	0.20%	1D OBFR01	Monthly	8,695
Rolls-Royce Holdings PLC	Barclays Bank PLC	371,612	02/19/27	0.25%	1D SONIA	Monthly	14,344
Rolls-Royce Holdings PLC	BNP Paribas SA	1,557,580	08/17/26	0.25%	1D SONIA	Monthly	48,808
Roper Technologies, Inc.	Barclays Bank PLC	12,713,594	02/23/27	0.15%	1D OBFR01	Monthly	(333,563)
Roper Technologies, Inc.	BNP Paribas SA	5,357,026	01/28/28	0.20%	1D OBFR01	Monthly	(49,069)
Roper Technologies, Inc.	UBS AG	5,276,456	01/14/31	0.20%	1D OBFR01	Monthly	(48,331)
Rosebank Industries PLC	Bank of America N.A.	88,950	02/15/28	0.25%	1D SONIA	Monthly	(1,652)
Rosebank Industries PLC	Barclays Bank PLC	246,558	02/19/27	0.25%	1D SONIA	Monthly	(3,287)
Rosebank Industries PLC	BNP Paribas SA	1,753,320	01/13/28	0.25%	1D SONIA	Monthly	(39,544)
Rosebank Industries PLC	UBS AG	1,654,721	01/03/31	0.25%	1D SONIA	Monthly	(37,240)
Rotork PLC	Bank of America N.A.	38,201	02/15/28	0.25%	1D SONIA	Monthly	(2,060)
Rotork PLC	BNP Paribas SA	47,560	01/13/28	0.25%	1D SONIA	Monthly	(4,115)
Rotork PLC	SG Americas Securities LLC	2,497,175	12/08/27	0.25%	1D SONIA	Monthly	(204,881)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Round One Corp.	UBS AG	$ 101,862	04/03/28	0.25%	1D P TONA	Monthly	$ (3,552)
Royal Bank of Canada	Bank of America N.A.	182,152	02/15/28	0.20%	CABROVER	Monthly	1,123
Royal Bank of Canada	BNP Paribas SA	86,847	01/17/28	0.20%	CABROVER	Monthly	923
Royal Gold, Inc.	Bank of America N.A.	198,990	02/15/28	0.20%	1D OBFR01	Monthly	(26,989)
Royal Gold, Inc.	Barclays Bank PLC	9,419,078	02/16/27	0.20%	1D OBFR01	Monthly	(591,246)
Royal Gold, Inc.	BNP Paribas SA	6,352,643	01/28/28	0.20%	1D OBFR01	Monthly	(704,380)
Royal Gold, Inc.	UBS AG	5,082,480	01/14/31	0.20%	1D OBFR01	Monthly	(689,335)
Royal Holdings Co. Ltd.	Barclays Bank PLC	4,598,205	05/12/27	0.25%	1D P TONA	Monthly	(114,465)
Royal Unibrew A/S	Barclays Bank PLC	174,245	03/01/27	0.26%	DESTR	Monthly	11,342
Royal Unibrew A/S	BNP Paribas SA	194,579	01/14/28	0.25%	DESTR	Monthly	(42,966)
Royalty Pharma PLC, Class A	Barclays Bank PLC	245,476	02/16/27	0.20%	1D OBFR01	Monthly	2,720
Royalty Pharma PLC, Class A	BNP Paribas SA	2,179,082	01/28/28	0.20%	1D OBFR01	Monthly	62,196
Royalty Pharma PLC, Class A	UBS AG	236,569	01/14/31	0.20%	1D OBFR01	Monthly	2,912
RP Optical Lab Ltd.	Bank of America N.A.	30,014	02/15/28	0.45%	SHIR	Monthly	(2,035)
RP Optical Lab Ltd.	Barclays Bank PLC	5,771	02/22/27	0.60%	SHIR	Monthly	(265)
RP Optical Lab Ltd.	BNP Paribas SA	49,217	01/13/28	0.70%	SHIR	Monthly	(3,337)
RS Technologies Co. Ltd.	UBS AG	121,326	04/03/28	0.25%	1D P TONA	Monthly	29,638
RTX Corp.	Bank of America N.A.	496,752	02/15/28	0.20%	1D OBFR01	Monthly	(29,462)
RTX Corp.	Barclays Bank PLC	555,575	02/16/27	0.20%	1D OBFR01	Monthly	(14,864)
RTX Corp.	BNP Paribas SA	63,542,735	05/17/27	0.20%	1D OBFR01	Monthly	(6,912,813)
Rubis SCA	Barclays Bank PLC	4,475,483	12/10/26	0.26%	1D ESTR	Monthly	169,633
Rubrik, Inc., Class A	BNP Paribas SA	3,209,597	01/24/28	0.20%	1D OBFR01	Monthly	77,246
Rupert Resources Ltd.	Bank of America N.A.	2,362,159	02/15/28	0.00%	CABROVER	Monthly	(37,316)
Rupert Resources Ltd.	BNP Paribas SA	3,808,557	01/17/28	0.20%	CABROVER	Monthly	112,698
Rush Street Interactive, Inc., Class A	Bank of America N.A.	465,416	02/15/28	0.20%	1D OBFR01	Monthly	108,189
Rush Street Interactive, Inc., Class A	Barclays Bank PLC	2,244,489	02/16/27	0.20%	1D OBFR01	Monthly	484,639
Rush Street Interactive, Inc., Class A	BNP Paribas SA	11,205,584	05/17/27	0.20%	1D OBFR01	Monthly	2,604,807
Russel Metals, Inc.	Barclays Bank PLC	11,719,297	12/23/26	0.20%	CABROVER	Monthly	472,738
Rvrc Holding AB	Barclays Bank PLC	193,078	02/19/27	0.26%	1D STIBOR	Monthly	(34,911)
RWE AG	BNP Paribas SA	26,694,074	08/17/26	0.10%	1D ESTR	Monthly	1,324,684
RWE AG	BNP Paribas SA	2,773,569	03/24/27	0.10%	1D ESTR	Monthly	138,931
RWE AG	BNP Paribas SA	8,510,567	01/19/28	0.10%	1D ESTR	Monthly	477,334
RWE AG	Citibank N.A.	30,179,628	06/25/26	0.26%	1D ESTR	Monthly	929,947
Ryanair Holdings PLC	UBS AG	400,272	01/03/31	0.26%	1D ESTR	Monthly	(49,639)
Ryder System, Inc.	Bank of America N.A.	2,964,036	02/15/28	0.20%	1D OBFR01	Monthly	428,869
Ryder System, Inc.	BNP Paribas SA	193,814	01/28/28	0.20%	1D OBFR01	Monthly	38,132
Ryder System, Inc.	UBS AG	794,339	01/14/31	0.20%	1D OBFR01	Monthly	156,283
Ryerson Holding Corp.	Bank of America N.A.	188,325	02/15/28	0.20%	1D OBFR01	Monthly	7,557
Ryerson Holding Corp.	SG Americas Securities LLC	1,690,342	12/08/27	0.20%	1D OBFR01	Monthly	258,862
Ryman Hospitality Properties, Inc.	Bank of America N.A.	271,697	02/15/28	0.20%	1D OBFR01	Monthly	10,890
Ryobi Ltd.	Goldman Sachs Bank USA	559,010	08/19/26	0.25%	1D P TONA	Monthly	1,591
S&B Foods, Inc.	Bank of America N.A.	170,962	03/15/28	0.25%	1D P TONA	Monthly	(14,896)
S&B Foods, Inc.	Barclays Bank PLC	50,005	01/20/27	0.00%	1D P TONA	Monthly	54
S&P Global, Inc.	Barclays Bank PLC	18,385,843	02/23/27	0.15%	1D OBFR01	Monthly	(671,777)
S&P Global, Inc.	UBS AG	44,780	01/14/31	0.20%	1D OBFR01	Monthly	68
Saab AB, Class B	SG Americas Securities LLC	20,568,484	12/08/27	0.26%	1D STIBOR	Monthly	(2,302,343)
Sabra Health Care REIT, Inc.	Bank of America N.A.	466,605	02/15/28	0.20%	1D OBFR01	Monthly	13,244
Sabra Health Care REIT, Inc.	BNP Paribas SA	143,474	01/28/28	0.20%	1D OBFR01	Monthly	1,042
Sabra Health Care REIT, Inc.	Citibank N.A.	2,387,697	06/25/26	0.20%	1D OBFR01	Monthly	132,989
Safehold, Inc.	SG Americas Securities LLC	1,654,450	12/08/27	0.20%	1D OBFR01	Monthly	183,573
Safety Insurance Group, Inc.	Bank of America N.A.	124,309	02/15/28	0.20%	1D OBFR01	Monthly	382
Safran SA	Barclays Bank PLC	53,846,711	08/18/27	0.26%	1D ESTR	Monthly	219,329
Safran SA	Morgan Stanley & Co. International PLC	55,516,195	01/06/27	0.26%	1D ESTR	Monthly	224,447
Saga PLC	Bank of America N.A.	96,619	02/15/28	0.25%	1D SONIA	Monthly	(4,385)
Saga PLC	Barclays Bank PLC	187,441	02/19/27	0.25%	1D SONIA	Monthly	(9,945)
Sagax AB, Class D	UBS AG	247,455	01/03/31	0.25%	TN STIBOR	Monthly	1,076
Sage Group PLC	Barclays Bank PLC	519,619	02/19/27	0.25%	1D SONIA	Monthly	(25,105)
Sage Group PLC	Barclays Bank PLC	6,591,145	08/18/27	0.25%	1D SONIA	Monthly	(340,358)
Sage Group PLC	BNP Paribas SA	4,763,777	08/17/26	0.25%	1D SONIA	Monthly	42,086
Sage Group PLC	BNP Paribas SA	966,996	01/13/28	0.25%	1D SONIA	Monthly	8,543

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Sage Group PLC	UBS AG	$ 25,993,717	04/18/28	0.16%	1D SONIA	Monthly	$ 229,644
Sage Group PLC	UBS AG	10,719,159	09/03/29	0.11%	1D SONIA	Monthly	94,699
Sage Group PLC	UBS AG	1,370,429	01/03/31	0.25%	1D SONIA	Monthly	12,107
Sage Group PLC	UBS AG	409,639	01/20/31	0.25%	1D SONIA	Monthly	3,619
Saipem SpA	BNP Paribas SA	2,565,022	01/13/28	0.26%	1D ESTR	Monthly	65,297
Saipem SpA	SG Americas Securities LLC	33,556,897	12/08/27	0.00%	1D ESTR	Monthly	4,006,762
Saipem SpA	UBS AG	14,072,126	04/18/28	0.09%	1D ESTR	Monthly	1,619,362
Saipem SpA	UBS AG	2,514,944	01/03/31	0.06%	1D ESTR	Monthly	159,775
Saipem SpA	UBS AG	5,473,095	01/20/31	0.26%	1D ESTR	Monthly	629,821
Saizeriya Co. Ltd.	Goldman Sachs Bank USA	1,997,062	08/19/26	0.25%	1D P TONA	Monthly	(24,184)
Sakata INX Corp.	Barclays Bank PLC	6,874,127	05/12/27	0.00%	1D P TONA	Monthly	18,714
Sakata Seed Corp.	SG Americas Securities LLC	7,368,353	12/08/27	0.25%	1D P TONA	Monthly	(124,819)
Salesforce, Inc.	Bank of America N.A.	8,641,977	02/15/28	0.20%	1D OBFR01	Monthly	(200,842)
Salesforce, Inc.	Barclays Bank PLC	3,953,858	02/16/27	0.20%	1D OBFR01	Monthly	(139,044)
Salesforce, Inc.	BNP Paribas SA	2,092,622	01/28/28	0.20%	1D OBFR01	Monthly	(42,403)
Salesforce, Inc.	SG Americas Securities LLC	36,880,721	12/08/27	0.20%	1D OBFR01	Monthly	(217,735)
Salesforce, Inc.	UBS AG	986,016	01/14/31	0.20%	1D OBFR01	Monthly	(68,943)
Sally Beauty Holdings, Inc.	Morgan Stanley & Co. International PLC	3,559,565	02/08/27	0.20%	1D FEDL01	Monthly	(214,659)
Salmar ASA	Barclays Bank PLC	6,648,037	08/18/27	0.15%	NOWA	Monthly	246,680
Salzgitter AG	Morgan Stanley & Co. International PLC	10,641,620	01/04/27	0.26%	1D ESTR	Monthly	(730,781)
Salzgitter AG	UBS AG	151,993	01/03/31	0.26%	1D ESTR	Monthly	10,916
Samhallsbyggnadsbolaget i Norden AB, Class B	Morgan Stanley & Co. International PLC	994,393	01/04/27	0.26%	1D STIBOR	Monthly	(41,953)
Sampo OYJ, Class A	Bank of America N.A.	133,610	02/15/28	0.26%	1D ESTR	Monthly	(7,128)
Sampo OYJ, Class A	UBS AG	94,814	01/03/31	0.26%	1D ESTR	Monthly	(5,490)
Sampo OYJ, Class A	UBS AG	1,866,024	01/20/31	0.26%	1D ESTR	Monthly	(7,334)
San-A Co. Ltd.	Barclays Bank PLC	5,847,274	05/12/27	0.00%	1D P TONA	Monthly	(22,348)
SanBio Co. Ltd.	Bank of America N.A.	56,449	03/15/28	0.15%	1D P TONA	Monthly	(7,896)
Sandfire Resources Ltd.	BNP Paribas SA	2,407,818	09/07/26	0.25%	1D AONIA	Monthly	(150,890)
Sandfire Resources Ltd.	JPMorgan Chase Bank N.A.	3,837,468	02/10/27	0.25%	1D AONIA	Monthly	(287,458)
Sandfire Resources Ltd.	Morgan Stanley & Co. International PLC	9,261,893	01/07/27	0.29%	1D AONIA	Monthly	(564,336)
Sandfire Resources Ltd.	SG Americas Securities LLC	5,494,089	12/08/27	0.30%	1D AONIA	Monthly	(411,553)
Sandisk Corp.	Barclays Bank PLC	1,751,556	02/16/27	0.20%	1D OBFR01	Monthly	210,100
Sandisk Corp.	BNP Paribas SA	212,320	01/28/28	0.20%	1D OBFR01	Monthly	45,359
Sandisk Corp.	Morgan Stanley & Co. International PLC	538,388	02/05/27	0.20%	1D FEDL01	Monthly	(1)
SandRidge Energy, Inc.	Barclays Bank PLC	72,996	02/16/27	0.20%	1D OBFR01	Monthly	2,375
SandRidge Energy, Inc.	BNP Paribas SA	85,326	05/17/27	0.20%	1D OBFR01	Monthly	3,962
SandRidge Energy, Inc.	BNP Paribas SA	192,021	01/28/28	0.20%	1D OBFR01	Monthly	8,916
Sands China Ltd.	BNP Paribas SA	30,348,735	09/07/26	0.30%	HONIA	Monthly	(1,234,764)
Sands China Ltd.	BNP Paribas SA	11,529,545	07/19/27	0.30%	HONIA	Monthly	(363,175)
Sandvik AB	UBS AG	6,673,459	04/18/28	0.25%	TN STIBOR	Monthly	(96,602)
Sandvik AB	UBS AG	20,753,493	09/03/29	0.10%	TN STIBOR	Monthly	(300,417)
Sandvik AB	UBS AG	7,710,790	01/20/31	0.25%	TN STIBOR	Monthly	(111,617)
San-In Godo Bank Ltd.	SG Americas Securities LLC	5,014,286	12/08/27	0.25%	1D P TONA	Monthly	(92,138)
San-In Godo Bank Ltd.	UBS AG	5,322,562	04/03/28	0.25%	1D P TONA	Monthly	(371,566)
Sankyo Co. Ltd.	Barclays Bank PLC	993,345	05/12/27	0.00%	1D P TONA	Monthly	(6,720)
Sankyu, Inc.	Morgan Stanley & Co. International PLC	1,759,094	01/06/27	0.25%	1D P TONA	Monthly	(12,627)
Sanofi SA	Barclays Bank PLC	47,499	02/19/27	0.26%	1D ESTR	Monthly	(617)
Sanofi SA	Barclays Bank PLC	26,412,874	08/18/27	0.26%	1D ESTR	Monthly	(342,942)
Sanofi SA	Goldman Sachs Bank USA	15,049,645	08/19/26	0.18%	1D ESTR	Monthly	(285,901)
Sansan, Inc.	Citibank N.A.	8,263,104	02/24/27	0.22%	1D P TONA	Monthly	(755,206)
Santec Holdings Corp.	UBS AG	1,022,612	01/06/31	0.25%	1D P TONA	Monthly	143,351
Santen Pharmaceutical Co. Ltd.	SG Americas Securities LLC	1,260,568	12/08/27	0.25%	1D P TONA	Monthly	(207,348)
Santos Ltd.	Barclays Bank PLC	6,116,480	01/27/27	0.28%	1D AONIA	Monthly	462,426
Santos Ltd.	Barclays Bank PLC	33,634,027	05/12/27	0.28%	1D AONIA	Monthly	2,542,841
Santos Ltd.	SG Americas Securities LLC	22,794,651	12/08/27	0.30%	1D AONIA	Monthly	712,298
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Sanwa Holdings Corp.	Citibank N.A.	$ 2,662,295	02/24/27	0.25%	1D P TONA	Monthly	$ (47,953)
Sany Heavy Industry Co. Ltd., Class H	Bank of America N.A.	365,630	02/15/28	0.30%	HONIA	Monthly	(5,423)
Sany Heavy Industry Co. Ltd., Class H	Barclays Bank PLC	872,772	01/20/27	0.15%	HONIA	Monthly	16,298
Sany Heavy Industry Co. Ltd., Class H	BNP Paribas SA	39,114	01/14/28	0.30%	HONIA	Monthly	(580)
Sany Heavy Industry Co. Ltd., Class H	UBS AG	451,653	01/04/30	0.21%	HONIA	Monthly	(417)
SAP SE	Bank of America N.A.	975,336	02/15/28	0.26%	1D ESTR	Monthly	(23,215)
SAP SE	Bank of America N.A.	3,877,159	02/15/28	0.26%	1D ESTR	Monthly	(116,691)
SAP SE	Barclays Bank PLC	4,131,271	02/19/27	0.26%	1D ESTR	Monthly	(186,624)
SAP SE	Morgan Stanley & Co. International PLC	2,333,166	01/06/27	0.26%	1D ESTR	Monthly	(63,252)
SAP SE	UBS AG	179,652	01/03/31	0.26%	1D ESTR	Monthly	(7,058)
SAP SE, ADR	Barclays Bank PLC	584,533	02/16/27	0.20%	1D OBFR01	Monthly	(15,216)
SAP SE, ADR	BNP Paribas SA	2,223,494	01/28/28	0.20%	1D OBFR01	Monthly	(43,853)
SAP SE, ADR	UBS AG	1,205,632	01/14/31	0.20%	1D OBFR01	Monthly	(23,778)
Saputo, Inc.	Bank of America N.A.	37,974	02/15/28	0.20%	CABROVER	Monthly	2,510
Sarepta Therapeutics, Inc.	Bank of America N.A.	227,100	02/15/28	0.20%	1D OBFR01	Monthly	(8,883)
Sarepta Therapeutics, Inc.	Barclays Bank PLC	66,172	02/16/27	0.20%	1D OBFR01	Monthly	769
Sartorius Stedim Biotech	Bank of America N.A.	51,097	02/15/28	0.26%	1D ESTR	Monthly	(7,297)
Sartorius Stedim Biotech	UBS AG	205,035	01/03/31	0.26%	1D ESTR	Monthly	(29,279)
SATS ASA	Bank of America N.A.	251,148	02/15/28	0.26%	NOWA	Monthly	(12,963)
SATS ASA	BNP Paribas SA	129,682	01/28/28	0.25%	NOWA	Monthly	(6,694)
SATS ASA	SG Americas Securities LLC	1,001,633	12/08/27	0.26%	NOWA	Monthly	(52,787)
Saturn Oil & Gas, Inc.	Barclays Bank PLC	43,098	02/16/27	0.20%	CABROVER	Monthly	5,722
Saturn Oil & Gas, Inc.	BNP Paribas SA	47,294	01/17/28	0.20%	CABROVER	Monthly	11,087
SBA Communications Corp., Class A	BNP Paribas SA	4,383,175	01/24/28	0.20%	1D OBFR01	Monthly	143,241
SBI Holdings, Inc.	Barclays Bank PLC	4,106,189	01/26/27	0.15%	1D P TONA	Monthly	177,603
SBI Holdings, Inc.	Morgan Stanley & Co. International PLC	997,003	01/07/27	0.25%	1D P TONA	Monthly	(209)
SBM Offshore NV	Barclays Bank PLC	2,645,665	02/26/27	0.15%	1D ESTR	Monthly	40,066
SBM Offshore NV	UBS AG	70,522	01/03/31	0.26%	1D ESTR	Monthly	2,549
Scandi Standard AB	Bank of America N.A.	132,769	02/15/28	0.26%	1D STIBOR	Monthly	(7,314)
Scandi Standard AB	BNP Paribas SA	62,356	01/13/28	0.26%	1D STIBOR	Monthly	(3,435)
Scandic Hotels Group AB	Bank of America N.A.	158,888	02/15/28	0.26%	1D STIBOR	Monthly	(7,336)
Scandic Hotels Group AB	BNP Paribas SA	1,081,974	01/13/28	0.26%	1D STIBOR	Monthly	(49,953)
ScanSource, Inc.	SG Americas Securities LLC	6,355,281	12/08/27	0.20%	1D OBFR01	Monthly	492,967
Scentre Group	Bank of America N.A.	503,942	02/15/28	0.00%	1D AONIA	Monthly	17,803
Scentre Group	BNP Paribas SA	2,462,022	01/14/28	0.25%	1D AONIA	Monthly	119,275
Schindler Holding AG	Morgan Stanley & Co. International PLC	24,683,958	01/06/27	0.26%	SSARON	Monthly	325,304
Schindler Holding AG	SG Americas Securities LLC	15,417,052	12/08/27	0.26%	SSARON	Monthly	397,243
Schindler Holding AG, Class N	Bank of America N.A.	48,777	02/15/28	0.26%	SSARON	Monthly	110
Schlumberger NV	Barclays Bank PLC	2,714,728	02/23/27	0.18%	1D OBFR01	Monthly	126,371
Schlumberger NV	BNP Paribas SA	32,893,636	05/17/27	0.20%	1D OBFR01	Monthly	2,541,125
Schneider Electric SE	Barclays Bank PLC	31,817,087	02/26/27	0.26%	1D ESTR	Monthly	(317,923)
Schneider National, Inc., Class B	Barclays Bank PLC	252,655	02/16/27	0.15%	1D OBFR01	Monthly	10,584
Schneider National, Inc., Class B	UBS AG	47,818	01/14/31	0.20%	1D OBFR01	Monthly	6,559
Scholastic Corp.	BNP Paribas SA	388,358	01/28/28	0.00%	1D OBFR01	Monthly	1,237
Schroders PLC	BNP Paribas SA	61,840	01/13/28	0.25%	1D SONIA	Monthly	(100)
Schrodinger, Inc.	SG Americas Securities LLC	2,093,874	12/08/27	0.20%	1D OBFR01	Monthly	83,755
Science Applications International Corp.	Barclays Bank PLC	7,430,446	12/23/26	0.19%	1D OBFR01	Monthly	82,293
Scorpio Tankers, Inc.	Barclays Bank PLC	10,806,201	12/23/26	0.20%	1D OBFR01	Monthly	762,422
Scotts Miracle Gro Co.	Barclays Bank PLC	294,699	02/16/27	0.15%	1D OBFR01	Monthly	(4,899)
Scout24 SE	Barclays Bank PLC	2,085,083	08/18/27	0.26%	1D ESTR	Monthly	16,041
Scout24 SE	Goldman Sachs Bank USA	2,494,033	08/19/26	0.26%	1D ESTR	Monthly	76,107
Sea Ltd., ADR, ADR	SG Americas Securities LLC	18,665,444	12/08/27	0.20%	1D OBFR01	Monthly	(417,347)
Seaboard Corp.	Barclays Bank PLC	2,909,221	12/23/26	0.20%	1D OBFR01	Monthly	(54,884)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Seatrium Ltd.	BNP Paribas SA	$ 772,263	04/10/28	0.30%	SORA	Monthly	$ (13,109)
Seatrium Ltd.	Morgan Stanley & Co. International PLC	378,169	01/07/27	0.30%	1D FEDL01	Monthly	1,316
SEB SA	UBS AG	1,689,256	04/24/28	0.18%	1D ESTR	Monthly	34,417
Secom Co. Ltd.	Citibank N.A.	11,696,605	02/24/27	0.25%	1D P TONA	Monthly	(128,977)
Securitas AB, Class B	Barclays Bank PLC	12,113,539	08/18/27	0.26%	1D STIBOR	Monthly	(812,957)
Securitas AB, Class B	Citibank N.A.	13,254,214	07/06/26	0.10%	TN STIBOR	Monthly	(889,509)
Securitas AB, Class B	Citibank N.A.	34,006,590	07/06/26	0.10%	TN STIBOR	Monthly	(2,282,231)
Securitas AB, Class B	SG Americas Securities LLC	5,168,837	12/08/27	0.26%	1D STIBOR	Monthly	(294,061)
SEEK Ltd.	Morgan Stanley & Co. International PLC	1,008,575	01/06/27	0.29%	1D AONIA	Monthly	(71,042)
Segro PLC	BNP Paribas SA	217,392	01/13/28	0.25%	1D SONIA	Monthly	(3,477)
SEI Investments Co.	Barclays Bank PLC	27,531,887	12/23/26	0.20%	1D OBFR01	Monthly	1,345,703
SEI Investments Co.	Barclays Bank PLC	781,764	02/16/27	0.20%	1D OBFR01	Monthly	54,306
SEI Investments Co.	BNP Paribas SA	210,026	01/28/28	0.20%	1D OBFR01	Monthly	28,009
SEI Investments Co.	UBS AG	108,014	01/14/31	0.20%	1D OBFR01	Monthly	14,405
Seiko Epson Corp.	BNP Paribas SA	9,882,409	03/24/27	0.25%	1D TONA	Monthly	(59,341)
Seiko Group Corp.	Bank of America N.A.	233,381	03/15/28	0.25%	1D P TONA	Monthly	(21,646)
Seiko Group Corp.	UBS AG	221,098	01/06/31	0.25%	1D P TONA	Monthly	(20,507)
Seikoh Giken Co. Ltd.	Barclays Bank PLC	944,333	01/20/27	0.23%	1D P TONA	Monthly	(126,103)
Seikoh Giken Co. Ltd.	BNP Paribas SA	324,570	01/14/28	0.15%	1D TONA	Monthly	(8,436)
Seikoh Giken Co. Ltd.	UBS AG	114,554	01/06/31	0.25%	1D P TONA	Monthly	(2,977)
Seino Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	10,422,654	01/06/27	0.25%	1D P TONA	Monthly	(168,518)
Sekisui House Ltd.	Bank of America N.A.	22,897,328	03/15/28	0.00%	1D P TONA	Monthly	(452,722)
Sekisui House Ltd.	Barclays Bank PLC	143,739	01/20/27	0.25%	1D P TONA	Monthly	(2,208)
Sekisui House Ltd.	SG Americas Securities LLC	20,460,595	12/08/27	0.25%	1D P TONA	Monthly	(1,225,471)
Sekisui House Ltd.	UBS AG	875,635	09/03/29	0.15%	1D P TONA	Monthly	(26,450)
Sekisui House Ltd.	UBS AG	3,923,103	01/06/31	0.15%	1D P TONA	Monthly	(27,740)
Sekisui House Reit, Inc.	SG Americas Securities LLC	1,385,008	12/08/27	0.25%	1D P TONA	Monthly	(120,500)
Select Water Solutions, Inc., Class A	BNP Paribas SA	306,911	01/28/28	0.20%	1D OBFR01	Monthly	3,883
Selective Insurance Group, Inc.	Bank of America N.A.	266,610	02/15/28	0.20%	1D OBFR01	Monthly	11,012
Selective Insurance Group, Inc.	Barclays Bank PLC	359,505	02/16/27	0.20%	1D OBFR01	Monthly	29,268
Sempra	Barclays Bank PLC	157,231	02/16/27	0.20%	1D OBFR01	Monthly	4,663
Sempra	BNP Paribas SA	623,992	01/28/28	0.20%	1D OBFR01	Monthly	(2,288)
Sempra	Morgan Stanley & Co. International PLC	17,377,448	02/05/27	0.20%	1D FEDL01	Monthly	473,912
Semtech Corp.	Morgan Stanley & Co. International PLC	330,180	02/05/27	0.20%	1D FEDL01	Monthly	(8)
Sensata Technologies Holding PLC	Barclays Bank PLC	560,044	02/16/27	0.20%	1D OBFR01	Monthly	10,133
Senshu Ikeda Holdings, Inc.	BNP Paribas SA	65,728	01/14/28	0.25%	1D TONA	Monthly	(3,949)
Senshu Ikeda Holdings, Inc.	SG Americas Securities LLC	114,965	12/08/27	0.25%	1D P TONA	Monthly	1,532
Serco Group PLC	Bank of America N.A.	60,351	02/15/28	0.25%	1D SONIA	Monthly	1,038
Serco Group PLC	Barclays Bank PLC	109,682	02/19/27	0.25%	1D SONIA	Monthly	(4,843)
Serco Group PLC	SG Americas Securities LLC	13,664,590	12/08/27	0.25%	1D SONIA	Monthly	(778,479)
Seria Co. Ltd.	Bank of America N.A.	77,505	03/15/28	0.25%	1D P TONA	Monthly	1,241
Seria Co. Ltd.	UBS AG	76,446	01/06/31	0.25%	1D P TONA	Monthly	(2,075)
Service Stream Ltd.	Morgan Stanley & Co. International PLC	6,824,098	01/06/27	0.29%	1D AONIA	Monthly	(57,841)
ServiceNow, Inc.	Bank of America N.A.	61,086	02/15/28	0.20%	1D OBFR01	Monthly	(7,217)
ServiceNow, Inc.	Barclays Bank PLC	1,032,555	02/16/27	0.20%	1D OBFR01	Monthly	(147,866)
ServiceNow, Inc.	Barclays Bank PLC	3,701,553	02/23/27	0.20%	1D OBFR01	Monthly	(530,076)
ServiceNow, Inc.	BNP Paribas SA	149,197	01/28/28	0.20%	1D OBFR01	Monthly	(9,314)
ServiceNow, Inc.	Morgan Stanley & Co. International PLC	12,882,204	02/05/27	0.20%	1D FEDL01	Monthly	(1,844,779)
ServiceNow, Inc.	UBS AG	542,723	01/14/31	0.20%	1D OBFR01	Monthly	(33,881)
Servisfirst Bancshares, Inc.	Goldman Sachs Bank USA	5,377,647	08/18/26	0.20%	1D FEDL01	Monthly	197,585
Seven & i Holdings Co. Ltd.	BNP Paribas SA	669,422	09/07/26	0.25%	1D TONA	Monthly	(15,698)
Seven & i Holdings Co. Ltd.	UBS AG	1,042,749	04/18/28	0.25%	1D P TONA	Monthly	(25,713)
Severn Trent PLC	SG Americas Securities LLC	225,262	12/08/27	0.00%	1D SONIA	Monthly	(193)
SFL Corp. Ltd., Class B	SG Americas Securities LLC	805,755	12/08/27	0.20%	1D OBFR01	Monthly	37,953
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
SGS SA	Barclays Bank PLC	$ 48,572	02/19/27	0.26%	SSARON	Monthly	$ (248)
SGS SA	BNP Paribas SA	52,610	01/14/28	0.15%	SSARON	Monthly	(602)
SGS SA	BNP Paribas SA	32,840,331	01/19/28	0.15%	SSARON	Monthly	(368,043)
SGS SA, Registered Shares	UBS AG	1,189,629	04/18/28	0.24%	SSARON	Monthly	(11,864)
SGS SA, Registered Shares	UBS AG	23,033,198	04/02/30	0.12%	SSARON	Monthly	(263,764)
SGS SA, Registered Shares	BNP Paribas SA	327,668	08/17/26	0.15%	SSARON	Monthly	(342)
Shaftesbury Capital PLC	Bank of America N.A.	70,380	02/15/28	0.25%	1D SONIA	Monthly	(2,492)
Shaftesbury Capital PLC	Barclays Bank PLC	55,464	02/19/27	0.25%	1D SONIA	Monthly	(2,156)
Shaftesbury Capital PLC	SG Americas Securities LLC	4,917,732	12/08/27	0.25%	1D SONIA	Monthly	(146,531)
Shanghai Biren Technology Co. Ltd., Class H	Barclays Bank PLC	73,759	01/20/27	0.00%	HONIA	Monthly	7,582
Shanghai Biren Technology Co. Ltd., Class H	BNP Paribas SA	68,732	01/14/28	0.30%	HONIA	Monthly	(745)
Shanghai Biren Technology Co. Ltd., Class H	UBS AG	93,587	01/04/30	0.25%	HONIA	Monthly	21,748
SharkNinja, Inc.	Bank of America N.A.	1,986,079	02/15/28	0.20%	1D OBFR01	Monthly	344
SharkNinja, Inc.	Barclays Bank PLC	2,559,955	02/16/27	0.15%	1D OBFR01	Monthly	(38,628)
SharkNinja, Inc.	BNP Paribas SA	1,505,944	01/28/28	0.20%	1D OBFR01	Monthly	6,921
SharkNinja, Inc.	UBS AG	795,055	01/14/31	0.15%	1D OBFR01	Monthly	138
Sharp Corp.	Barclays Bank PLC	23,318,592	05/12/27	0.22%	1D P TONA	Monthly	(1,872,125)
Shawbrook Group PLC	Barclays Bank PLC	154,048	02/19/27	0.25%	1D SONIA	Monthly	(14,265)
Shawbrook Group PLC	UBS AG	23,861	01/03/31	0.25%	1D SONIA	Monthly	(2,984)
Shell PLC	Barclays Bank PLC	890,461	02/19/27	0.25%	1D SONIA	Monthly	11,282
Shell PLC	Barclays Bank PLC	69,092,064	08/18/27	0.25%	1D SONIA	Monthly	846,422
Shell PLC	BNP Paribas SA	1,910,695	01/13/28	0.25%	1D SONIA	Monthly	(2,682)
Shell PLC	Goldman Sachs Bank USA	75,997,312	08/19/26	0.25%	1D SONIA	Monthly	1,223,404
Sheng Siong Group Ltd.	Goldman Sachs Bank USA	322,637	08/19/26	0.30%	SORA	Monthly	(2,740)
Sheng Siong Group Ltd.	Morgan Stanley & Co. International PLC	3,873,804	01/06/27	0.30%	SORA	Monthly	(32,901)
Shenzhen Xunce Technology Co. Ltd., Class H	Bank of America N.A.	74,321	02/15/28	0.30%	HONIA	Monthly	(18,213)
Shenzhen Xunce Technology Co. Ltd., Class H	Barclays Bank PLC	69,863	01/20/27	0.00%	HONIA	Monthly	(17,055)
Shenzhen Xunce Technology Co. Ltd., Class H	BNP Paribas SA	70,869	01/14/28	0.00%	HONIA	Monthly	(1,559)
Sherwin-Williams Co.	Bank of America N.A.	2,680,877	02/15/28	0.20%	1D OBFR01	Monthly	(81,624)
Sherwin-Williams Co.	Barclays Bank PLC	1,569,085	02/16/27	0.20%	1D OBFR01	Monthly	(24,713)
Sherwin-Williams Co.	BNP Paribas SA	7,269,337	01/28/28	0.20%	1D OBFR01	Monthly	(159,826)
Sherwin-Williams Co.	UBS AG	5,476,194	01/14/31	0.20%	1D OBFR01	Monthly	(98,553)
Shibaura Mechatronics Corp.	SG Americas Securities LLC	3,051,221	12/08/27	0.25%	1D P TONA	Monthly	8,983
SHIFT, Inc.	Barclays Bank PLC	6,616,154	05/12/27	0.15%	1D P TONA	Monthly	(557,462)
Shift4 Payments, Inc., Class A	BNP Paribas SA	1,332,537	05/17/27	0.20%	1D OBFR01	Monthly	(95,177)
Shiga Bank Ltd.	Bank of America N.A.	152,643	03/15/28	0.15%	1D P TONA	Monthly	(10,862)
Shiga Bank Ltd.	Barclays Bank PLC	97,815	01/20/27	0.15%	1D P TONA	Monthly	4,513
Shiga Bank Ltd.	BNP Paribas SA	173,880	01/14/28	0.25%	1D TONA	Monthly	(12,373)
Shiga Bank Ltd.	UBS AG	146,006	01/06/31	0.25%	1D P TONA	Monthly	(10,390)
Shimamura Co. Ltd.	Bank of America N.A.	50,988	03/15/28	0.25%	1D P TONA	Monthly	(797)
Shimamura Co. Ltd.	Citibank N.A.	12,738,851	02/24/27	0.25%	1D P TONA	Monthly	(249,739)
Shimamura Co. Ltd.	Goldman Sachs Bank USA	350,541	08/19/26	0.25%	1D P TONA	Monthly	(5,481)
Shimamura Co. Ltd.	UBS AG	165,710	01/06/31	0.25%	1D P TONA	Monthly	(2,591)
Shimizu Corp.	Barclays Bank PLC	12,469,739	09/09/27	0.00%	1D P TONA	Monthly	822,485
Shimizu Corp.	BNP Paribas SA	10,924,994	09/07/26	0.25%	1D TONA	Monthly	628,421
Shimizu Corp.	BNP Paribas SA	12,090,441	03/24/27	0.25%	1D TONA	Monthly	720,713
Shimizu Corp.	BNP Paribas SA	1,044,763	01/21/28	0.25%	1D TONA	Monthly	62,278
Shimizu Corp.	SG Americas Securities LLC	14,710,054	12/08/27	0.24%	1D P TONA	Monthly	(1,667)
Shimizu Corp.	SG Americas Securities LLC	13,365,223	12/08/27	0.25%	1D P TONA	Monthly	(1,515)
Shimizu Corp.	UBS AG	13,600,150	04/18/28	0.25%	1D P TONA	Monthly	810,707
Shimizu Corp.	UBS AG	1,090,346	09/03/29	0.25%	1D P TONA	Monthly	64,996
Shin Nippon Air Technologies Co. Ltd.	UBS AG	94,347	04/03/28	0.25%	1D P TONA	Monthly	4,065
Shin-Etsu Chemical Co. Ltd.	Bank of America N.A.	14,778,226	03/15/28	0.00%	1D P TONA	Monthly	926,759

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Shiseido Co. Ltd.	BNP Paribas SA	$ 272,654	09/07/26	0.00%	1D TONA	Monthly	$ 5,125
Shizuoka Financial Group, Inc.	Barclays Bank PLC	3,622,236	01/20/27	0.00%	1D P TONA	Monthly	48,643
Shizuoka Financial Group, Inc.	BNP Paribas SA	18,361,395	09/07/26	0.25%	1D TONA	Monthly	(495,044)
Shizuoka Financial Group, Inc.	BNP Paribas SA	12,256,012	03/24/27	0.25%	1D TONA	Monthly	(353,304)
Shizuoka Financial Group, Inc.	BNP Paribas SA	1,695,596	01/14/28	0.25%	1D TONA	Monthly	(48,879)
Shizuoka Financial Group, Inc.	BNP Paribas SA	4,046,844	01/21/28	0.25%	1D TONA	Monthly	(116,141)
SHO-BOND Holdings Co. Ltd.	Barclays Bank PLC	7,605,403	05/12/27	0.24%	1D P TONA	Monthly	(142,287)
Shoe Carnival, Inc.	Morgan Stanley & Co. International PLC	4,420,269	02/08/27	0.20%	1D FEDL01	Monthly	(120,722)
Siemens AG, Class N	BNP Paribas SA	7,848,084	01/19/28	0.26%	1D ESTR	Monthly	507,788
Siemens AG, Class N	Citibank N.A.	7,384,701	06/25/26	0.05%	1D ESTR	Monthly	352,779
Siemens AG, Class N	Citibank N.A.	30,696,290	07/06/26	0.05%	1D ESTR	Monthly	1,452,971
Siemens AG, Class N	UBS AG	10,088,906	09/03/29	0.26%	1D ESTR	Monthly	657,330
Siemens AG, Class N, Registered Shares	SG Americas Securities LLC	928,670	12/08/27	0.26%	1D ESTR	Monthly	87,026
Siemens Energy AG	BNP Paribas SA	2,435,915	08/17/26	0.26%	1D ESTR	Monthly	5,424
Siemens Energy AG	Goldman Sachs Bank USA	31,459,539	08/19/26	0.10%	1D ESTR	Monthly	2,089,584
Siemens Energy AG	JPMorgan Chase Bank N.A.	21,032,868	02/10/27	0.26%	1D ESTR	Monthly	1,931,399
Siemens Healthineers AG	BNP Paribas SA	5,682,715	08/17/26	0.15%	1D ESTR	Monthly	(428,688)
SIG Group AG	BNP Paribas SA	432,818	08/17/26	0.15%	SSARON	Monthly	36,361
Sigenergy Technology Co. Ltd., Class H	Bank of America N.A.	201,901	02/15/28	0.00%	HONIA	Monthly	(5,412)
Signet Jewelers Ltd.	UBS AG	5,698,674	04/21/28	0.20%	1D OBFR01	Monthly	(225,020)
Sika AG	BNP Paribas SA	8,047,378	01/19/28	0.26%	SSARON	Monthly	(242,243)
Sila Realty Trust, Inc.	BNP Paribas SA	252,104	01/28/28	0.20%	1D OBFR01	Monthly	53,048
Sila Realty Trust, Inc.	UBS AG	168,891	01/14/31	0.20%	1D OBFR01	Monthly	35,538
Silgan Holdings, Inc.	Bank of America N.A.	423,260	02/15/28	0.20%	1D OBFR01	Monthly	(729)
Silgan Holdings, Inc.	Barclays Bank PLC	460,334	02/16/27	0.15%	1D OBFR01	Monthly	14,061
Silgan Holdings, Inc.	UBS AG	1,222,662	01/14/31	0.20%	1D OBFR01	Monthly	(2,107)
Siltronic AG	BNP Paribas SA	1,539,687	03/24/27	0.15%	1D ESTR	Monthly	367,466
Siltronic AG	Citibank N.A.	1,502,180	06/25/26	0.26%	1D ESTR	Monthly	172,705
Simon Property Group, Inc.	Barclays Bank PLC	241,411	02/16/27	0.20%	1D OBFR01	Monthly	2,430
Sims Ltd.	Morgan Stanley & Co. International PLC	1,474,142	01/06/27	0.29%	1D AONIA	Monthly	20,783
Sinch AB	Citibank N.A.	1,190,177	07/29/26	0.26%	TN STIBOR	Monthly	20,367
Sinclair, Inc., Class A	SG Americas Securities LLC	208,214	12/08/27	0.20%	1D OBFR01	Monthly	(8,133)
Sinfonia Technology Co. Ltd.	Barclays Bank PLC	67,810	01/20/27	0.15%	1D P TONA	Monthly	5,729
Sinfonia Technology Co. Ltd.	UBS AG	33,675	01/06/31	0.25%	1D P TONA	Monthly	3,094
Singapore Exchange Ltd.	UBS AG	224,010	01/03/31	0.25%	SORA	Monthly	6,823
Singapore Technologies Engineering Ltd.	Barclays Bank PLC	321,732	01/27/27	0.00%	SORA	Monthly	(13,261)
Singapore Technologies Engineering Ltd.	Barclays Bank PLC	26,860,170	09/09/27	0.00%	SORA	Monthly	(1,107,085)
Singapore Technologies Engineering Ltd.	UBS AG	12,762,159	04/18/28	0.25%	SORA	Monthly	(536,880)
Singapore Technologies Engineering Ltd.	UBS AG	11,333,427	01/20/31	0.25%	SORA	Monthly	(476,776)
Singapore Telecommunications Ltd.	Citibank N.A.	167,871	02/24/27	0.30%	SORA	Monthly	(5,976)
Singapore Telecommunications Ltd.	UBS AG	1,483,963	01/20/31	0.25%	SORA	Monthly	(93,555)
Sino Biopharmaceutical Ltd.	Barclays Bank PLC	2,977	01/20/27	0.53%	HONIA	Monthly	(193)
Sionna Therapeutics, Inc.	BNP Paribas SA	65,020	01/28/28	0.20%	1D OBFR01	Monthly	(9,214)
Sirius XM Holdings, Inc.	Barclays Bank PLC	2,636,013	02/16/27	0.20%	1D OBFR01	Monthly	(105,215)
Sirius XM Holdings, Inc.	BNP Paribas SA	252,184	01/28/28	0.20%	1D OBFR01	Monthly	6,520
Sirius XM Holdings, Inc.	UBS AG	928,566	01/14/31	0.20%	1D OBFR01	Monthly	(8,350)
SITC International Holdings Co. Ltd.	Bank of America N.A.	280,609	02/15/28	0.00%	HONIA	Monthly	(4,269)
SITC International Holdings Co. Ltd.	BNP Paribas SA	408,033	09/07/26	0.30%	HONIA	Monthly	(27,019)
SITC International Holdings Co. Ltd.	UBS AG	1,048,413	01/04/30	0.25%	HONIA	Monthly	(22,605)
SiteOne Landscape Supply, Inc.	Barclays Bank PLC	347,101	02/16/27	0.15%	1D OBFR01	Monthly	(42,060)
SiteOne Landscape Supply, Inc.	BNP Paribas SA	65,279	01/28/28	0.20%	1D OBFR01	Monthly	(5,532)
SiTime Corp.	Bank of America N.A.	100,223	02/15/28	0.20%	1D OBFR01	Monthly	11,645
Six Flags Entertainment Corp.	UBS AG	2,079,759	04/21/28	0.20%	1D OBFR01	Monthly	(89,042)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Sixt SE	Bank of America N.A.	$ 96,338	02/15/28	0.26%	1D ESTR	Monthly	$ (7,276)
Sixt SE	BNP Paribas SA	33,584	01/13/28	0.26%	1D ESTR	Monthly	(2,537)
Sixt SE	UBS AG	344,755	01/03/31	0.02%	1D ESTR	Monthly	(26,038)
Skandinaviska Enskilda Banken AB, Class A	Bank of America N.A.	354,091	02/15/28	0.15%	1D STIBOR	Monthly	(6,026)
Skanska AB, Class B	Bank of America N.A.	1,052,830	02/15/28	0.00%	1D STIBOR	Monthly	(18,045)
Skanska AB, Class B	JPMorgan Chase Bank N.A.	39,072,174	02/10/27	0.05%	TN STIBOR	Monthly	(502,432)
Skanska AB, Class B	JPMorgan Chase Bank N.A.	3,964,092	04/20/26	0.00%	TN STIBOR	Monthly	(50,975)
Skanska AB, Class B	SG Americas Securities LLC	17,355,637	12/08/27	0.26%	1D STIBOR	Monthly	(262,463)
Skanska AB, Class B	SG Americas Securities LLC	43,009,735	12/08/27	0.17%	1D STIBOR	Monthly	(367,371)
SKF AB, Class B	Goldman Sachs Bank USA	2,032,249	08/19/26	0.26%	1D STIBOR	Monthly	(17,850)
SKF AB, Class B	JPMorgan Chase Bank N.A.	5,379,993	02/10/27	0.10%	TN STIBOR	Monthly	(82,743)
SKF AB, Class B	JPMorgan Chase Bank N.A.	14,244,680	02/10/27	0.00%	TN STIBOR	Monthly	146,647
Skylark Holdings Co. Ltd.	Barclays Bank PLC	1,210,302	05/12/27	0.25%	1D P TONA	Monthly	(22,895)
Skylark Holdings Co. Ltd.	Citibank N.A.	3,043,380	02/24/27	0.17%	1D P TONA	Monthly	(57,572)
Skylark Holdings Co. Ltd.	SG Americas Securities LLC	3,907,245	12/08/27	0.25%	1D P TONA	Monthly	(454,544)
SkyWest, Inc.	Bank of America N.A.	143,300	02/15/28	0.20%	1D OBFR01	Monthly	(21,845)
SkyWest, Inc.	Barclays Bank PLC	5,276,788	12/23/26	0.20%	1D OBFR01	Monthly	(547,662)
SkyWest, Inc.	UBS AG	52,708	01/14/31	0.20%	1D OBFR01	Monthly	(8,035)
Skyworks Solutions, Inc.	Barclays Bank PLC	10,262,769	02/23/27	0.19%	1D OBFR01	Monthly	1,391,556
Skyworks Solutions, Inc.	Citibank N.A.	61,376,302	02/24/28	0.20%	1D OBFR01	Monthly	8,170,237
Skyworks Solutions, Inc.	JPMorgan Chase Bank N.A.	2,540,399	02/09/27	0.20%	1D OBFR01	Monthly	612,410
SL Green Realty Corp.	Barclays Bank PLC	7,610,329	12/23/26	0.15%	1D OBFR01	Monthly	(109,654)
Slide Insurance Holdings, Inc.	Goldman Sachs Bank USA	1,265,945	08/18/26	0.20%	1D FEDL01	Monthly	(4,049)
SLM Corp.	BNP Paribas SA	20,939	01/28/28	0.20%	1D OBFR01	Monthly	1,633
SMA Solar Technology AG	UBS AG	2,088,125	04/24/28	0.00%	1D ESTR	Monthly	83,335
Smartstop Self Storage REIT, Inc.	Bank of America N.A.	202,407	02/15/28	0.20%	1D OBFR01	Monthly	(2,037)
SMC Corp.	Barclays Bank PLC	3,840,759	01/26/27	0.20%	1D P TONA	Monthly	339,044
SMC Corp.	BNP Paribas SA	266,528	09/07/26	0.25%	1D TONA	Monthly	28,517
Smith & Nephew PLC	Bank of America N.A.	303,321	02/15/28	0.25%	1D SONIA	Monthly	(30,115)
Smith & Nephew PLC	BNP Paribas SA	25,769	01/13/28	0.25%	1D SONIA	Monthly	(2,558)
Smith & Nephew PLC	Citibank N.A.	8,202,501	07/06/26	0.25%	1D SONIA	Monthly	(522,384)
Smiths Group PLC	Barclays Bank PLC	40,352,648	08/18/27	0.25%	1D SONIA	Monthly	129,553
Smiths Group PLC	BNP Paribas SA	12,549,801	03/22/27	0.25%	1D SONIA	Monthly	30,994
Smiths Group PLC	SG Americas Securities LLC	9,452,076	12/08/27	0.25%	1D SONIA	Monthly	284,947
Smiths Group PLC	UBS AG	3,487,590	04/18/28	0.25%	1D SONIA	Monthly	8,613
Smiths Group PLC	UBS AG	615,384	01/03/31	0.25%	1D SONIA	Monthly	1,520
Smiths Group PLC	UBS AG	814,846	01/20/31	0.25%	1D SONIA	Monthly	(1,801)
Snam SpA	Goldman Sachs Bank USA	2,157,206	08/19/26	0.26%	1D ESTR	Monthly	7,562
Snam SpA	UBS AG	11,981,403	09/03/29	0.17%	1D ESTR	Monthly	113,235
Snap, Inc., Class A	SG Americas Securities LLC	8,996,857	12/08/27	0.20%	1D OBFR01	Monthly	2,548,793
Snowflake, Inc., Class A	BNP Paribas SA	3,707,935	01/24/28	0.20%	1D OBFR01	Monthly	(205,569)
Snowflake, Inc., Class A	BNP Paribas SA	43,055	01/28/28	0.20%	1D OBFR01	Monthly	(2,387)
Snowflake, Inc., Class A	UBS AG	865,123	04/18/28	0.20%	1D OBFR01	Monthly	(52,717)
Snowline Gold Corp.	Bank of America N.A.	133,226	02/15/28	0.20%	CABROVER	Monthly	(638)
Snowline Gold Corp.	Barclays Bank PLC	833,233	02/16/27	0.16%	CABROVER	Monthly	(42,730)
Societe Generale SA	Bank of America N.A.	346,211	02/15/28	0.26%	1D ESTR	Monthly	(16,081)
Societe Generale SA	Barclays Bank PLC	75,489	02/19/27	0.26%	1D ESTR	Monthly	(2,717)
Societe Generale SA	Barclays Bank PLC	4,307,915	08/18/27	0.26%	1D ESTR	Monthly	(53,972)
Societe Generale SA	UBS AG	2,758,929	01/03/31	0.26%	1D ESTR	Monthly	(140,505)
Socionext, Inc.	Morgan Stanley & Co. International PLC	502,493	01/06/27	0.25%	1D P TONA	Monthly	(29,109)
Sodexo SA	Citibank N.A.	3,663,337	07/06/26	0.26%	1D ESTR	Monthly	91,661
SoFi Technologies, Inc.	Bank of America N.A.	1,462,406	02/15/28	0.20%	1D OBFR01	Monthly	(210,631)
SoFi Technologies, Inc.	BNP Paribas SA	1,631,160	01/28/28	0.20%	1D OBFR01	Monthly	(233,519)
SoFi Technologies, Inc.	UBS AG	342,953	04/18/28	0.20%	1D OBFR01	Monthly	(53,298)
SoFi Technologies, Inc.	UBS AG	1,431,575	01/14/31	0.20%	1D OBFR01	Monthly	(181,732)
Sofina SA	SG Americas Securities LLC	3,479,334	12/08/27	0.26%	1D ESTR	Monthly	(78,508)
SoftBank Corp.	Barclays Bank PLC	24,177,280	01/26/27	0.22%	1D P TONA	Monthly	115,347
SoftBank Corp.	Barclays Bank PLC	14,499,338	05/12/27	0.22%	1D P TONA	Monthly	69,230
SoftBank Corp.	BNP Paribas SA	16,808,189	03/24/27	0.25%	1D TONA	Monthly	(34,541)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Softcare Ltd.	Bank of America N.A.	$ 107,326	02/15/28	0.00%	HONIA	Monthly	$ (4,442)
Softcat PLC	Bank of America N.A.	100,541	02/15/28	0.25%	1D SONIA	Monthly	8,267
Softcat PLC	UBS AG	155,039	01/03/31	0.25%	1D SONIA	Monthly	5,628
Sohgo Security Services Co. Ltd.	SG Americas Securities LLC	15,482,428	12/08/27	0.25%	1D P TONA	Monthly	(1,285,221)
Solaria Energia y Medio Ambiente SA	Bank of America N.A.	65,373	02/15/28	0.26%	1D ESTR	Monthly	700
Solaria Energia y Medio Ambiente SA	Barclays Bank PLC	59,700	02/19/27	0.15%	1D ESTR	Monthly	(300)
Solaria Energia y Medio Ambiente SA	UBS AG	61,564	01/03/31	0.26%	1D ESTR	Monthly	659
Solaris Energy Infrastructure, Inc., Class A	Bank of America N.A.	652,533	02/15/28	0.00%	1D OBFR01	Monthly	(9)
Solaris Energy Infrastructure, Inc., Class A	Barclays Bank PLC	544,685	02/16/27	0.20%	1D OBFR01	Monthly	(4,398)
Solarworld AG	BNP Paribas SA	—	08/17/26	0.26%	1D ESTR	Monthly	—
Solarworld AG	BNP Paribas SA	—	03/24/27	0.26%	1D ESTR	Monthly	—
Soleno Therapeutics, Inc.	Barclays Bank PLC	3,077,963	02/16/27	0.20%	1D OBFR01	Monthly	4,085
Solv Energy, Inc., Class A	UBS AG	67,583	01/14/31	0.20%	1D OBFR01	Monthly	12,814
Solvay SA	Bank of America N.A.	126,940	02/15/28	0.15%	1D ESTR	Monthly	2,760
Solvay SA	Barclays Bank PLC	111,046	12/10/26	0.26%	1D ESTR	Monthly	630
Solvay SA	Barclays Bank PLC	84,891	02/19/27	0.26%	1D ESTR	Monthly	498
Sonae SGPS SA	Morgan Stanley & Co. International PLC	5,823,571	01/04/27	0.26%	1D ESTR	Monthly	(41,555)
Sonic Healthcare Ltd.	BNP Paribas SA	207,902	09/07/26	0.25%	1D AONIA	Monthly	(5,950)
Sonoco Products Co.	Bank of America N.A.	582,480	02/15/28	0.20%	1D OBFR01	Monthly	(55,102)
Sonoco Products Co.	UBS AG	1,221,630	01/14/31	0.20%	1D OBFR01	Monthly	(115,566)
Sonova Holding AG	Citibank N.A.	11,952,580	07/06/26	0.21%	SSARON	Monthly	(572,831)
Sony Group Corp.	Bank of America N.A.	12,088,046	02/15/28	0.25%	1D P TONA	Monthly	(736,029)
Sony Group Corp.	Bank of America N.A.	1,310,578	03/15/28	0.00%	1D P TONA	Monthly	9,751
Sony Group Corp.	Barclays Bank PLC	111,038	01/20/27	0.00%	1D P TONA	Monthly	(6,855)
Sony Group Corp.	BNP Paribas SA	55,290,271	09/07/26	0.25%	1D TONA	Monthly	(3,314,623)
Sony Group Corp.	BNP Paribas SA	529,092	01/21/28	0.25%	1D TONA	Monthly	(32,216)
Sony Group Corp.	SG Americas Securities LLC	38,332,638	12/08/27	0.25%	1D P TONA	Monthly	(2,836,048)
Sony Group Corp.	UBS AG	1,032,583	01/06/31	0.25%	1D P TONA	Monthly	(62,873)
Sopra Steria Group	Citibank N.A.	1,634,185	06/25/26	0.26%	1D ESTR	Monthly	128,523
Sotera Health Co.	Bank of America N.A.	57,688	02/15/28	0.20%	1D OBFR01	Monthly	71
Sotera Health Co.	UBS AG	347,577	01/14/31	0.20%	1D OBFR01	Monthly	(8,945)
South Bow Corp.	Barclays Bank PLC	8,113,437	10/23/26	0.20%	CABROVER	Monthly	606,490
South Bow Corp.	Goldman Sachs Bank USA	10,903,919	08/18/26	0.20%	1D CORRA	Monthly	564,415
South32 Ltd.	BNP Paribas SA	14,233,334	03/22/27	0.25%	1D AONIA	Monthly	(1,579,125)
South32 Ltd.	Morgan Stanley & Co. International PLC	1,543,640	01/07/27	0.29%	1D AONIA	Monthly	(131,613)
Southern Co.	Bank of America N.A.	3,834,464	02/15/28	0.20%	1D OBFR01	Monthly	83,723
Southern Co.	Barclays Bank PLC	2,778,516	02/16/27	0.15%	1D OBFR01	Monthly	146,079
Southern Co.	BNP Paribas SA	1,906,889	01/28/28	0.20%	1D OBFR01	Monthly	45,871
Southern Co.	UBS AG	1,731,692	01/14/31	0.20%	1D OBFR01	Monthly	35,211
Southern Cross Electrical Engineering Ltd.	Bank of America N.A.	54,800	02/15/28	0.00%	1D AONIA	Monthly	1,273
Southside Bancshares, Inc.	Goldman Sachs Bank USA	177,538	08/18/26	0.20%	1D FEDL01	Monthly	1,518
Southwest Airlines Co.	Bank of America N.A.	234,604	02/15/28	0.20%	1D OBFR01	Monthly	(21,266)
Southwest Airlines Co.	UBS AG	776,724	04/18/28	0.20%	1D OBFR01	Monthly	(12,939)
Southwest Airlines Co.	UBS AG	87,320	01/14/31	0.20%	1D OBFR01	Monthly	(7,915)
Southwest Gas Holdings, Inc.	Barclays Bank PLC	8,882,404	12/23/26	0.20%	1D OBFR01	Monthly	562,473
Southwest Gas Holdings, Inc.	Barclays Bank PLC	267,521	02/16/27	0.20%	1D OBFR01	Monthly	6,823
Southwest Gas Holdings, Inc.	BNP Paribas SA	1,082,403	01/28/28	0.20%	1D OBFR01	Monthly	49,677
SpareBank 1 SMN	Morgan Stanley & Co. International PLC	5,512,297	01/04/27	0.26%	NOWA	Monthly	(73,560)
SpareBank 1 Sor-Norge ASA	Bank of America N.A.	168,611	02/15/28	0.26%	NOWA	Monthly	(14,454)
SpareBank 1 Sor-Norge ASA	SG Americas Securities LLC	118,952	12/08/27	0.26%	NOWA	Monthly	950
SpareBank 1 Sor-Norge ASA	UBS AG	196,399	01/03/31	0.25%	NOWA	Monthly	(16,309)
Sparebanken Norge	Barclays Bank PLC	3,906,728	12/11/26	0.28%	NOWA	Monthly	(125,978)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Spartan Delta Corp.	BNP Paribas SA	$ 620,047	01/17/28	0.20%	CABROVER	Monthly	$ 147,447
Spirax-Sarco Engineering PLC	UBS AG	3,714,729	01/20/31	0.25%	1D SONIA	Monthly	(86,074)
Spire, Inc.	Bank of America N.A.	424,177	02/15/28	0.20%	1D OBFR01	Monthly	8,199
Spire, Inc.	BNP Paribas SA	172,473	01/28/28	0.20%	1D OBFR01	Monthly	586
Sportradar Group AG, Class A	UBS AG	6,380,834	04/18/28	0.20%	1D OBFR01	Monthly	(1,550,794)
Spotify Technology SA	BNP Paribas SA	16,585,252	05/17/27	0.20%	1D OBFR01	Monthly	(2,642,175)
Spotify Technology SA	Citibank N.A.	26,512,228	02/24/28	0.20%	1D OBFR01	Monthly	(3,641,277)
SPX Technologies, Inc.	UBS AG	5,301,045	01/22/31	0.20%	1D OBFR01	Monthly	(139)
Spyre Therapeutics, Inc.	Barclays Bank PLC	161,557	02/16/27	0.15%	1D OBFR01	Monthly	13,698
Spyre Therapeutics, Inc.	UBS AG	375,970	01/14/31	0.20%	1D OBFR01	Monthly	13,329
Square Enix Holdings Co. Ltd.	Bank of America N.A.	388,916	03/15/28	0.00%	1D P TONA	Monthly	(21,673)
Square Enix Holdings Co. Ltd.	Goldman Sachs Bank USA	339,055	08/19/26	0.25%	1D P TONA	Monthly	(18,894)
Square Enix Holdings Co. Ltd.	SG Americas Securities LLC	2,091,950	12/08/27	0.25%	1D P TONA	Monthly	(111,346)
SRG Global Ltd.	Citibank N.A.	872,842	02/24/27	0.30%	1D AONIA	Monthly	(11,498)
SRG Global Ltd.	Morgan Stanley & Co. International PLC	932,416	01/06/27	0.29%	1D AONIA	Monthly	(12,283)
SS&C Technologies Holdings, Inc.	Bank of America N.A.	230,030	02/15/28	0.20%	1D OBFR01	Monthly	(6,953)
SS&C Technologies Holdings, Inc.	Barclays Bank PLC	794,231	02/16/27	0.20%	1D OBFR01	Monthly	(15,507)
SS&C Technologies Holdings, Inc.	BNP Paribas SA	42,994,283	05/17/27	0.20%	1D OBFR01	Monthly	(960,576)
SS&C Technologies Holdings, Inc.	BNP Paribas SA	3,779,482	01/28/28	0.20%	1D OBFR01	Monthly	(108,176)
SS&C Technologies Holdings, Inc.	UBS AG	936,412	01/14/31	0.20%	1D OBFR01	Monthly	(28,305)
SSAB AB, Class B	SG Americas Securities LLC	481,690	12/08/27	0.26%	1D STIBOR	Monthly	30,737
SSP Group PLC	Barclays Bank PLC	2,552,961	12/10/26	0.25%	1D SONIA	Monthly	(349,455)
SSR Mining, Inc.	Morgan Stanley & Co. International PLC	6,425,652	01/04/27	0.20%	CABROVER	Monthly	(417,729)
St James’s Place PLC	Barclays Bank PLC	81,442	02/19/27	0.25%	1D SONIA	Monthly	(5,306)
St James’s Place PLC	Barclays Bank PLC	2,616,647	08/18/27	0.25%	1D SONIA	Monthly	(74,093)
St James’s Place PLC	Goldman Sachs Bank USA	915,809	08/19/26	0.25%	1D SONIA	Monthly	(27,320)
Stablecoin Development Corp.	UBS AG	11	01/14/31	0.20%	1D OBFR01	Monthly	(2)
Standard Chartered PLC	Bank of America N.A.	93,577	02/15/28	0.25%	1D SONIA	Monthly	4,463
Standard Chartered PLC	Barclays Bank PLC	128,615	02/19/27	0.25%	1D SONIA	Monthly	6,603
Standard Chartered PLC	BNP Paribas SA	201,786	01/13/28	0.25%	1D SONIA	Monthly	9,623
Standard Chartered PLC	BNP Paribas SA	8,650,777	01/19/28	0.25%	1D SONIA	Monthly	410,295
Standard Chartered PLC	Goldman Sachs Bank USA	2,875,025	08/19/26	0.20%	1D SONIA	Monthly	137,107
Standard Chartered PLC	SG Americas Securities LLC	29,404,530	12/08/27	0.25%	1D SONIA	Monthly	2,491,791
Standard Chartered PLC	UBS AG	146	01/03/31	0.25%	1D SONIA	Monthly	7
Standard Motor Products, Inc.	BNP Paribas SA	6,777,707	05/17/27	0.20%	1D OBFR01	Monthly	125,616
Standard Motor Products, Inc.	SG Americas Securities LLC	4,369,810	12/08/27	0.20%	1D OBFR01	Monthly	94,373
Standardaero, Inc.	Bank of America N.A.	181,691	02/15/28	0.20%	1D OBFR01	Monthly	(15,875)
Standardaero, Inc.	UBS AG	327,425	01/14/31	0.20%	1D OBFR01	Monthly	(28,608)
Stanley Black & Decker, Inc.	Bank of America N.A.	211,483	02/15/28	0.20%	1D OBFR01	Monthly	34,565
Stanley Black & Decker, Inc.	Goldman Sachs Bank USA	12,937,314	08/18/26	0.20%	1D FEDL01	Monthly	468,533
Stanley Electric Co. Ltd.	BNP Paribas SA	4,618,206	03/24/27	0.25%	1D TONA	Monthly	118,538
Stantec, Inc.	Barclays Bank PLC	88,932	02/16/27	0.20%	CABROVER	Monthly	664
Stantec, Inc.	Barclays Bank PLC	4,440,782	02/23/27	0.20%	CABROVER	Monthly	33,178
Stantec, Inc.	BNP Paribas SA	15,039,890	08/17/26	0.20%	CABROVER	Monthly	(121,454)
Stantec, Inc.	Goldman Sachs Bank USA	1,903,465	08/19/26	0.20%	1D CORRA	Monthly	(15,371)
Stantec, Inc.	Morgan Stanley & Co. International PLC	8,435,455	01/06/27	0.20%	CABROVER	Monthly	63,023
Stantec, Inc.	UBS AG	6,721,379	04/18/28	0.25%	1D CORRA	Monthly	(54,278)
Stantec, Inc.	UBS AG	4,878,407	09/04/29	0.25%	1D CORRA	Monthly	(39,395)
Stantec, Inc.	UBS AG	8,015,124	01/22/31	0.25%	1D CORRA	Monthly	(64,726)
Star Shine Holdings Group Ltd.	Bank of America N.A.	116,537	02/15/28	0.30%	HONIA	Monthly	28,787
Star Shine Holdings Group Ltd.	Barclays Bank PLC	272,103	01/20/27	0.00%	HONIA	Monthly	3,511
State Street Corp.	Morgan Stanley & Co. International PLC	381,241	02/05/27	0.20%	1D FEDL01	Monthly	3,304
State Street SPDR S&P MidCap 400 ETF Trust	BNP Paribas SA	381,898	01/28/28	0.00%	1D OBFR01	Monthly	(1)
State Street SPDR S&P MidCap 400 ETF Trust	UBS AG	695,583	01/14/31	0.20%	1D OBFR01	Monthly	13,086
Steel Dynamics, Inc.	Bank of America N.A.	340,469	02/15/28	0.20%	1D OBFR01	Monthly	60,601

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Steel Dynamics, Inc.	BNP Paribas SA	$ 340,663	01/28/28	0.20%	1D OBFR01	Monthly	$ 60,635
Stellar Bancorp, Inc.	Barclays Bank PLC	287,048	02/16/27	0.20%	1D OBFR01	Monthly	(1,066)
Stellar Bancorp, Inc.	UBS AG	67,832	01/14/31	0.20%	1D OBFR01	Monthly	(36)
Stepan Co.	Barclays Bank PLC	288,937	02/16/27	0.20%	1D OBFR01	Monthly	(5,718)
STERIS PLC	Bank of America N.A.	2,220,879	02/15/28	0.20%	1D OBFR01	Monthly	(42,536)
STERIS PLC	Barclays Bank PLC	615,942	02/16/27	0.20%	1D OBFR01	Monthly	(3)
STERIS PLC	Barclays Bank PLC	378,733	02/23/27	0.15%	1D OBFR01	Monthly	(8,086)
STERIS PLC	BNP Paribas SA	95,681	01/28/28	0.20%	1D OBFR01	Monthly	(1,121)
Stewart Information Services Corp.	Barclays Bank PLC	1,819,171	12/23/26	0.20%	1D OBFR01	Monthly	45,013
Stifel Financial Corp.	Bank of America N.A.	7,682,932	02/15/28	0.20%	1D OBFR01	Monthly	(285,353)
Stifel Financial Corp.	Bank of America N.A.	51,647	02/15/28	0.20%	1D OBFR01	Monthly	(1,918)
Stifel Financial Corp.	Barclays Bank PLC	23,433,593	12/23/26	0.20%	1D OBFR01	Monthly	436,143
Stifel Financial Corp.	BNP Paribas SA	897,567	01/28/28	0.20%	1D OBFR01	Monthly	(33,337)
STMicroelectronics NV	Barclays Bank PLC	1,519,691	02/26/27	0.26%	1D ESTR	Monthly	363,326
Stock Yards Bancorp, Inc.	Bank of America N.A.	656,247	02/15/28	0.20%	1D OBFR01	Monthly	7,525
Stock Yards Bancorp, Inc.	Barclays Bank PLC	1,551,141	02/16/27	0.19%	1D OBFR01	Monthly	40,264
Stock Yards Bancorp, Inc.	BNP Paribas SA	1,417,543	05/17/27	0.20%	1D OBFR01	Monthly	16,255
Stock Yards Bancorp, Inc.	BNP Paribas SA	68,639	01/28/28	0.20%	1D OBFR01	Monthly	1,811
Stockland	Citibank N.A.	3,164,785	02/24/27	0.30%	1D AONIA	Monthly	(109,888)
Stoke Therapeutics, Inc.	BNP Paribas SA	325,111	01/28/28	0.20%	1D OBFR01	Monthly	(5,960)
Storebrand ASA	Morgan Stanley & Co. International PLC	21,196,828	01/04/27	0.26%	NOWA	Monthly	938,774
Storebrand ASA	UBS AG	2,202,998	04/24/28	0.25%	NOWA	Monthly	58,743
Storytel AB, Class B	Morgan Stanley & Co. International PLC	2,247,903	01/04/27	0.26%	1D STIBOR	Monthly	(168,904)
Strategic Education, Inc.	Barclays Bank PLC	6,725,647	12/23/26	0.20%	1D OBFR01	Monthly	(403,628)
Subsea 7 SA	Bank of America N.A.	493,224	02/15/28	0.26%	NOWA	Monthly	45,080
Subsea 7 SA	BNP Paribas SA	3,937,458	01/28/28	0.00%	NOWA	Monthly	91,441
Subsea 7 SA	UBS AG	959,290	01/03/31	0.25%	NOWA	Monthly	89,506
SUMCO Corp.	Citibank N.A.	13,993,814	02/24/27	0.17%	1D P TONA	Monthly	1,603,443
SUMCO Corp.	SG Americas Securities LLC	11,031,434	12/08/27	0.25%	1D P TONA	Monthly	3,512,817
Sumitomo Bakelite Co. Ltd.	SG Americas Securities LLC	12,178,131	12/08/27	0.25%	1D P TONA	Monthly	663,423
Sumitomo Chemical Co. Ltd.	Barclays Bank PLC	63,088,161	05/12/27	0.00%	1D P TONA	Monthly	206,529
Sumitomo Chemical Co. Ltd.	Barclays Bank PLC	48,631,781	09/09/27	0.00%	1D P TONA	Monthly	159,806
Sumitomo Electric Industries Ltd.	Barclays Bank PLC	4,674,907	01/26/27	0.25%	1D P TONA	Monthly	(171,846)
Sumitomo Electric Industries Ltd.	SG Americas Securities LLC	6,061,640	12/08/27	0.25%	1D P TONA	Monthly	(4,892)
Sumitomo Forestry Co. Ltd.	Barclays Bank PLC	1,491,811	01/20/27	0.15%	1D P TONA	Monthly	(1,588)
Sumitomo Heavy Industries Ltd.	BNP Paribas SA	821,665	09/07/26	0.15%	1D TONA	Monthly	(6,275)
Sumitomo Metal Mining Co. Ltd.	Morgan Stanley & Co. International PLC	3,549,309	01/07/27	0.25%	1D P TONA	Monthly	(143,157)
Sumitomo Mitsui Financial Group, Inc.	Barclays Bank PLC	16,451,718	09/09/27	0.25%	1D P TONA	Monthly	249,463
Sumitomo Mitsui Financial Group, Inc.	BNP Paribas SA	79,397	01/14/28	0.25%	1D TONA	Monthly	(1,717)
Sumitomo Mitsui Financial Group, Inc.	SG Americas Securities LLC	33,268,938	12/08/27	0.25%	1D P TONA	Monthly	(551,572)
Sumitomo Mitsui Financial Group, Inc.	UBS AG	93,869	01/06/31	0.25%	1D P TONA	Monthly	1,466
Sumitomo Mitsui Trust Holdings, Inc.	Barclays Bank PLC	39,066,080	09/09/27	0.24%	1D P TONA	Monthly	562,450
Sumitomo Mitsui Trust Holdings, Inc.	Goldman Sachs Bank USA	13,644,064	08/19/26	0.25%	1D P TONA	Monthly	(511,451)
Sumitomo Mitsui Trust Holdings, Inc.	SG Americas Securities LLC	14,687,746	12/08/27	0.25%	1D P TONA	Monthly	(344,846)
Sumitomo Mitsui Trust Holdings, Inc.	UBS AG	18,637,760	04/18/28	0.22%	1D P TONA	Monthly	(510,207)
Sumitomo Realty & Development Co. Ltd.	UBS AG	8,119,276	09/03/29	0.24%	1D P TONA	Monthly	67,716
Summit Hotel Properties, Inc.	Morgan Stanley & Co. International PLC	113,195	02/08/27	0.20%	1D FEDL01	Monthly	5,996
Summit Therapeutics, Inc.	Bank of America N.A.	89,063	02/15/28	0.20%	1D OBFR01	Monthly	1,434
Summit Therapeutics, Inc.	Barclays Bank PLC	308,569	02/16/27	0.15%	1D OBFR01	Monthly	(32,787)
Summit Therapeutics, Inc.	BNP Paribas SA	66,021	01/28/28	0.20%	1D OBFR01	Monthly	1,063
Sun Communities, Inc.	Barclays Bank PLC	527,509	02/16/27	0.15%	1D OBFR01	Monthly	(41)
Sun Communities, Inc.	BNP Paribas SA	1,358,268	01/28/28	0.20%	1D OBFR01	Monthly	(6,233)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Sun Communities, Inc.	UBS AG	$ 126,730	01/14/31	0.20%	1D OBFR01	Monthly	$ (808)
Sun Corp.	Bank of America N.A.	220,344	03/15/28	0.00%	1D P TONA	Monthly	23,513
Sun Corp.	Barclays Bank PLC	90,019	01/20/27	0.15%	1D P TONA	Monthly	4,198
Sun Corp.	BNP Paribas SA	125,196	01/14/28	0.15%	1D TONA	Monthly	13,360
Sun Life Financial, Inc.	Barclays Bank PLC	292,644	02/16/27	0.15%	CABROVER	Monthly	4,493
Sun Life Financial, Inc.	BNP Paribas SA	14,007,502	08/17/26	0.20%	CABROVER	Monthly	593,778
SunCoke Energy, Inc.	Bank of America N.A.	52,221	02/15/28	0.20%	1D OBFR01	Monthly	4,672
SunCoke Energy, Inc.	UBS AG	181,866	01/14/31	0.20%	1D OBFR01	Monthly	16,269
Suncor Energy, Inc.	Barclays Bank PLC	39,089,521	10/23/26	0.17%	CABROVER	Monthly	2,420,178
Suncor Energy, Inc.	Morgan Stanley & Co. International PLC	56,182,321	01/06/27	0.20%	CABROVER	Monthly	4,112,222
Sundrug Co. Ltd.	Barclays Bank PLC	3,679,509	05/12/27	0.25%	1D P TONA	Monthly	(71,716)
Sunrise Communications AG, Class A	BNP Paribas SA	477,491	08/17/26	0.26%	SSARON	Monthly	10,458
Sunrise Communications AG, Class A	BNP Paribas SA	1,332,865	03/22/27	0.26%	SSARON	Monthly	29,104
Sunrise Energy Metals Ltd.	Barclays Bank PLC	83,576	01/20/27	0.00%	1D AONIA	Monthly	1,025
Sunrise Energy Metals Ltd.	UBS AG	101,109	01/03/31	0.25%	1D AONIA	Monthly	5,102
Sunway Healthcare Holdings bhd	BNP Paribas SA	994,603	03/06/28	0.60%	1D OBFR01	Monthly	17,283
Suruga Bank Ltd.	Barclays Bank PLC	3,842,244	05/12/27	0.00%	1D P TONA	Monthly	169,934
Suzuken Co. Ltd.	Bank of America N.A.	2,788,847	02/15/28	0.25%	1D P TONA	Monthly	(240,323)
Suzuken Co. Ltd.	Goldman Sachs Bank USA	2,750,113	08/19/26	0.25%	1D P TONA	Monthly	(236,985)
Suzuken Co. Ltd.	SG Americas Securities LLC	9,886,542	12/08/27	0.25%	1D P TONA	Monthly	(1,115,371)
Suzuki Motor Corp.	Barclays Bank PLC	22,854,029	09/09/27	0.24%	1D P TONA	Monthly	(928,913)
Suzuki Motor Corp.	Morgan Stanley & Co. International PLC	5,105,873	01/07/27	0.25%	1D P TONA	Monthly	(207,531)
Svenska Handelsbanken AB, Class A	Barclays Bank PLC	609,269	02/19/27	0.24%	1D STIBOR	Monthly	(2,789)
Swatch Group AG	Citibank N.A.	5,652,095	07/06/26	(0.02)%	SSARON	Monthly	(51,763)
SWCC Corp.	Bank of America N.A.	105,088	03/15/28	0.25%	1D P TONA	Monthly	17,740
SWCC Corp.	BNP Paribas SA	978,929	03/24/27	0.25%	1D TONA	Monthly	65,110
SWCC Corp.	UBS AG	70,058	01/06/31	0.25%	1D P TONA	Monthly	11,827
Swedbank AB, Class A	UBS AG	450,954	01/03/31	0.25%	TN STIBOR	Monthly	(16,159)
Swedish Orphan Biovitrum AB	BNP Paribas SA	3,036,290	08/17/26	0.25%	1D STIBOR	Monthly	155,771
Swedish Orphan Biovitrum AB	SG Americas Securities LLC	4,486,024	12/08/27	0.26%	1D STIBOR	Monthly	290,432
Swiss Prime Site AG	Bank of America N.A.	270,719	02/15/28	0.15%	SSARON	Monthly	(31)
Swiss Prime Site AG	Barclays Bank PLC	90,791	02/19/27	0.26%	SSARON	Monthly	(331)
Swiss Prime Site AG	BNP Paribas SA	55,866	01/14/28	0.15%	SSARON	Monthly	(931)
Swiss Prime Site AG	UBS AG	187,160	01/07/31	0.26%	SSARON	Monthly	(3,120)
Symrise AG, Class A	Barclays Bank PLC	3,905,479	08/18/27	0.15%	1D ESTR	Monthly	25,093
Synaptics, Inc.	SG Americas Securities LLC	104,389	12/08/27	0.20%	1D OBFR01	Monthly	11,008
Synopsys, Inc.	BNP Paribas SA	1,715,603	01/24/28	0.20%	1D OBFR01	Monthly	170,398
Synspective, Inc.	BNP Paribas SA	65,118	01/14/28	0.25%	1D TONA	Monthly	1,437
Synspective, Inc.	UBS AG	220,400	01/06/31	0.25%	1D P TONA	Monthly	4,862
Sysco Corp.	Bank of America N.A.	219,084	02/15/28	0.20%	1D OBFR01	Monthly	1,833
Sysco Corp.	UBS AG	267,613	01/14/31	0.20%	1D OBFR01	Monthly	2,239
Sysmex Corp.	Barclays Bank PLC	25,370,183	09/09/27	0.15%	1D P TONA	Monthly	(495,716)
Sysmex Corp.	UBS AG	15,552,551	04/18/28	0.25%	1D P TONA	Monthly	(538,153)
Systena Corp.	Citibank N.A.	815,648	02/24/27	0.15%	1D P TONA	Monthly	(25,344)
T&D Holdings, Inc.	SG Americas Securities LLC	4,266,887	12/08/27	0.25%	1D P TONA	Monthly	(230,500)
Taikisha Ltd.	Bank of America N.A.	676,999	02/15/28	0.25%	1D P TONA	Monthly	460
Taikisha Ltd.	BNP Paribas SA	3,397,390	03/24/27	0.25%	1D TONA	Monthly	1,009
Taikisha Ltd.	UBS AG	3,217,184	04/03/28	0.25%	1D P TONA	Monthly	10,186
Taisei Corp.	SG Americas Securities LLC	14,321,735	12/08/27	0.25%	1D P TONA	Monthly	14,130
Taisei Corp.	UBS AG	37,621,912	09/03/29	0.25%	1D P TONA	Monthly	2,522,850
Takasago Thermal Engineering Co. Ltd.	SG Americas Securities LLC	1,285,836	12/08/27	0.25%	1D P TONA	Monthly	26,419
Takeda Pharmaceutical Co. Ltd.	Barclays Bank PLC	45,713,339	05/12/27	0.22%	1D P TONA	Monthly	(692,755)
Takeda Pharmaceutical Co. Ltd.	BNP Paribas SA	4,051,926	09/07/26	0.25%	1D TONA	Monthly	(233,903)
Take-Two Interactive Software, Inc.	Barclays Bank PLC	399,070	02/16/27	0.20%	1D OBFR01	Monthly	(8,102)
Take-Two Interactive Software, Inc.	BNP Paribas SA	49,262,652	05/17/27	0.20%	1D OBFR01	Monthly	(80,110)
Take-Two Interactive Software, Inc.	UBS AG	477,769	01/14/31	0.20%	1D OBFR01	Monthly	(870)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Takuma Co. Ltd.	Barclays Bank PLC	$ 5,687,560	05/12/27	0.00%	1D P TONA	Monthly	$ 9,710
Talon Metals Corp.	Barclays Bank PLC	146,016	02/16/27	0.20%	CABROVER	Monthly	(23,283)
Tamarack Valley Energy Ltd.	BNP Paribas SA	99,318	01/17/28	0.20%	CABROVER	Monthly	14,571
Tandem Diabetes Care, Inc.	Barclays Bank PLC	1,203,682	12/23/26	0.20%	1D OBFR01	Monthly	(72,696)
Tanger, Inc.	BNP Paribas SA	275,562	01/28/28	0.20%	1D OBFR01	Monthly	6,543
Tanger, Inc.	UBS AG	341,663	01/14/31	0.20%	1D OBFR01	Monthly	8,112
Tango Therapeutics, Inc.	UBS AG	323,565	01/14/31	0.20%	1D OBFR01	Monthly	(45,315)
Tapestry, Inc.	Bank of America N.A.	122,307	02/15/28	0.20%	1D OBFR01	Monthly	(5,115)
Tapestry, Inc.	Barclays Bank PLC	47,651	02/16/27	0.20%	1D OBFR01	Monthly	(368)
Tapestry, Inc.	BNP Paribas SA	854,427	01/28/28	0.20%	1D OBFR01	Monthly	(23,782)
Tapestry, Inc.	UBS AG	2,085,727	01/14/31	0.20%	1D OBFR01	Monthly	(87,221)
Targa Resources Corp.	Bank of America N.A.	117,465	02/15/28	0.20%	1D OBFR01	Monthly	10,494
Targa Resources Corp.	Barclays Bank PLC	45,689	02/16/27	0.20%	1D OBFR01	Monthly	4,507
Target Corp.	Barclays Bank PLC	235,733	02/16/27	0.20%	1D OBFR01	Monthly	(1,534)
Target Corp.	Barclays Bank PLC	931,957	02/23/27	0.20%	1D OBFR01	Monthly	(741)
Target Corp.	UBS AG	3,225	04/18/28	0.20%	1D OBFR01	Monthly	149
Tarsus Pharmaceuticals, Inc.	Bank of America N.A.	312,504	02/15/28	0.20%	1D OBFR01	Monthly	7,645
Tasmea Ltd.	Barclays Bank PLC	68,205	01/20/27	0.00%	1D AONIA	Monthly	164
Tasmea Ltd.	BNP Paribas SA	47,325	01/14/28	0.25%	1D AONIA	Monthly	6,433
Taylor Morrison Home Corp., Class A	Barclays Bank PLC	1,094,203	02/16/27	0.20%	1D OBFR01	Monthly	(51,419)
Taylor Wimpey PLC	Bank of America N.A.	327,287	02/15/28	0.25%	1D SONIA	Monthly	(28,180)
Taylor Wimpey PLC	Barclays Bank PLC	344,525	02/19/27	0.25%	1D SONIA	Monthly	(15,279)
Taylor Wimpey PLC	BNP Paribas SA	1,498,531	01/13/28	0.25%	1D SONIA	Monthly	(129,024)
Taylor Wimpey PLC	UBS AG	6,577,793	04/18/28	0.25%	1D SONIA	Monthly	(566,351)
Taylor Wimpey PLC	UBS AG	15,957,412	09/03/29	0.20%	1D SONIA	Monthly	(1,325,206)
Taylor Wimpey PLC	UBS AG	1,328,295	01/03/31	0.15%	1D SONIA	Monthly	(114,367)
TBC Bank Group PLC	Barclays Bank PLC	177,415	02/19/27	0.25%	1D SONIA	Monthly	(5,494)
TBC Bank Group PLC	Goldman Sachs Bank USA	113,078	08/19/26	0.25%	1D SONIA	Monthly	(3,524)
TD SYNNEX Corp.	Bank of America N.A.	46,696	02/15/28	0.20%	1D OBFR01	Monthly	2,819
TDK Corp.	Citibank N.A.	33,153,595	02/24/27	0.24%	1D P TONA	Monthly	1,989,021
TDK Corp.	SG Americas Securities LLC	18,460,860	12/08/27	0.25%	1D P TONA	Monthly	5,559,355
TE Connectivity PLC	Barclays Bank PLC	18,349,194	12/23/26	0.20%	1D OBFR01	Monthly	(778,662)
TE Connectivity PLC	UBS AG	23,548,291	01/22/31	0.20%	1D OBFR01	Monthly	(2,262,703)
TeamViewer SE	BNP Paribas SA	140,723	01/13/28	0.26%	1D ESTR	Monthly	3,660
TeamViewer SE	UBS AG	16,490	01/03/31	0.26%	1D ESTR	Monthly	429
Tecan Group AG, Class N	Barclays Bank PLC	80,395	02/19/27	0.26%	SSARON	Monthly	(9,889)
TechMatrix Corp.	UBS AG	555,216	04/03/28	0.25%	1D P TONA	Monthly	(1,417)
Technip Energies NV	Bank of America N.A.	1,880,418	02/15/28	0.00%	1D ESTR	Monthly	2,611
Technip Energies NV	Bank of America N.A.	504,691	02/15/28	0.00%	1D ESTR	Monthly	2,872
Technip Energies NV	Barclays Bank PLC	55,643	02/19/27	0.26%	1D ESTR	Monthly	86
Technip Energies NV	UBS AG	1,039,142	01/03/31	0.26%	1D ESTR	Monthly	8,768
TechnipFMC PLC	Bank of America N.A.	1,266,967	02/15/28	0.20%	1D OBFR01	Monthly	62,082
TechnipFMC PLC	Bank of America N.A.	77,371	02/15/28	0.20%	1D OBFR01	Monthly	3,791
TechnipFMC PLC	Barclays Bank PLC	2,161,338	02/16/27	0.20%	1D OBFR01	Monthly	99,943
TechnipFMC PLC	UBS AG	11,320,972	01/14/31	0.20%	1D OBFR01	Monthly	522,509
Techno Ryowa Ltd.	Bank of America N.A.	60,094	03/15/28	0.25%	1D P TONA	Monthly	1,950
Techno Ryowa Ltd.	Goldman Sachs Bank USA	106,954	08/19/26	0.25%	1D P TONA	Monthly	3,840
Techno Ryowa Ltd.	UBS AG	68,679	01/06/31	0.25%	1D P TONA	Monthly	2,229
Technology One Ltd.	Barclays Bank PLC	9,091,658	05/12/27	0.29%	1D AONIA	Monthly	(506,691)
Technology One Ltd.	Barclays Bank PLC	7,892,687	09/09/27	0.29%	1D AONIA	Monthly	(439,870)
Technology One Ltd.	Goldman Sachs Bank USA	774,083	08/19/26	0.30%	1D AONIA	Monthly	(5,084)
Technology One Ltd.	Morgan Stanley & Co. International PLC	12,516,769	01/06/27	0.29%	1D AONIA	Monthly	(697,577)
Techtronic Industries Co. Ltd.	Morgan Stanley & Co. International PLC	2,073,642	01/06/27	0.30%	HONIA	Monthly	(36,434)
Techtronic Industries Co. Ltd.	Morgan Stanley & Co. International PLC	5,726,499	01/11/27	0.30%	HONIA	Monthly	(100,616)
Techtronic Industries Co. Ltd.	SG Americas Securities LLC	11,875,365	12/08/27	0.30%	1D HIBOR	Monthly	144,883
Techtronic Industries Co. Ltd.	UBS AG	57,044	01/04/30	0.25%	HONIA	Monthly	954
Tecnicas Reunidas SA	Bank of America N.A.	96,010	02/15/28	0.26%	1D ESTR	Monthly	288
Tecnicas Reunidas SA	Barclays Bank PLC	165,203	02/19/27	0.26%	1D ESTR	Monthly	(3,724)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Tecnicas Reunidas SA	Citibank N.A.	$ 1,400,173	06/25/26	0.26%	1D ESTR	Monthly	$ (31,566)
Tecnicas Reunidas SA	UBS AG	49,126	01/03/31	0.26%	1D ESTR	Monthly	764
Teekay Corp. Ltd.	Barclays Bank PLC	10,381,255	12/23/26	0.20%	1D OBFR01	Monthly	713,450
Tekscend Photomask Corp.	BNP Paribas SA	3,519,690	03/24/27	0.25%	1D TONA	Monthly	263,869
Tel Aviv Stock Exchange Ltd.	Bank of America N.A.	88,112	02/15/28	0.45%	SHIR	Monthly	(458)
Tel Aviv Stock Exchange Ltd.	UBS AG	48,659	01/13/31	0.40%	SHIR	Monthly	(253)
Tele2 AB, Class B	Barclays Bank PLC	75,649	02/19/27	0.26%	1D STIBOR	Monthly	(179)
Tele2 AB, Class B	Morgan Stanley & Co. International PLC	29,987,881	01/04/27	0.26%	1D STIBOR	Monthly	(67,514)
Tele2 AB, Class B	UBS AG	30,834,784	04/18/28	0.25%	TN STIBOR	Monthly	(294,548)
Telecom Italia SpA, (Expires 04/15/26, Strike Price EUR 0.51)	Bank of America N.A.	—	02/15/28	0.00%	1D ESTR	Monthly	3
Telecom Plus PLC	Barclays Bank PLC	5,105,892	12/10/26	0.25%	1D SONIA	Monthly	(869,088)
Teledyne Technologies, Inc.	Bank of America N.A.	486,869	02/15/28	0.20%	1D OBFR01	Monthly	8,498
Teledyne Technologies, Inc.	Barclays Bank PLC	93,907	02/16/27	0.15%	1D OBFR01	Monthly	(1,550)
Teledyne Technologies, Inc.	Morgan Stanley & Co. International PLC	14,892,508	02/05/27	0.20%	1D FEDL01	Monthly	(236,880)
Teledyne Technologies, Inc.	UBS AG	71,094	01/14/31	0.20%	1D OBFR01	Monthly	1,241
Teledyne Technologies, Inc.	UBS AG	27,453,782	01/22/31	0.20%	1D OBFR01	Monthly	433,375
Teleflex, Inc.	Barclays Bank PLC	447,523	02/16/27	0.20%	1D OBFR01	Monthly	(48,038)
Telefonica SA	Bank of America N.A.	7,987,432	02/15/28	0.00%	1D ESTR	Monthly	12,955
Telefonica SA	Citibank N.A.	869,387	06/25/26	(0.20)%	1D ESTR	Monthly	13,041
Telefonica SA	Citibank N.A.	34,899,278	07/06/26	(0.20)%	1D ESTR	Monthly	611,166
Telefonica SA	JPMorgan Chase Bank N.A.	12,288,110	02/10/27	(0.10)%	1D ESTR	Monthly	(173,738)
Telefonica SA	SG Americas Securities LLC	14,276,180	12/08/27	0.25%	1D ESTR	Monthly	(153,277)
Telefonica SA	UBS AG	30,674,017	04/18/28	0.11%	1D ESTR	Monthly	113,473
Telenor ASA	BNP Paribas SA	10,551,467	01/19/28	0.25%	NOWA	Monthly	(497,943)
Telenor ASA	Citibank N.A.	8,759,916	03/05/27	0.26%	NOWA	Monthly	(529,851)
Telenor ASA	UBS AG	112,329	01/03/31	0.25%	NOWA	Monthly	(5,732)
Telephone and Data Systems, Inc.	Bank of America N.A.	56,610	02/15/28	0.20%	1D OBFR01	Monthly	481
Telephone and Data Systems, Inc.	UBS AG	488,352	01/14/31	0.20%	1D OBFR01	Monthly	4,153
Television Francaise 1 SA	Bank of America N.A.	1,927,630	02/15/28	0.26%	1D ESTR	Monthly	(130,591)
Television Francaise 1 SA	Barclays Bank PLC	2,737,824	12/10/26	0.26%	1D ESTR	Monthly	(7,059)
Television Francaise 1 SA	Barclays Bank PLC	1,909,275	02/19/27	0.26%	1D ESTR	Monthly	(4,923)
Television Francaise 1 SA	UBS AG	200,956	01/03/31	0.26%	1D ESTR	Monthly	(13,614)
Telia Co. AB	UBS AG	3,482,485	04/18/28	0.25%	TN STIBOR	Monthly	93,760
Telia Co. AB	UBS AG	17,118,162	09/03/29	0.25%	TN STIBOR	Monthly	341,882
Telia Co. AB	UBS AG	70,965	01/03/31	0.25%	TN STIBOR	Monthly	1,440
TELUS Corp.	BNP Paribas SA	57,008,929	08/17/26	0.20%	CABROVER	Monthly	369,138
TELUS Corp.	Morgan Stanley & Co. International PLC	35,336,327	01/06/27	0.20%	CABROVER	Monthly	399,162
TELUS Corp.	UBS AG	8,975,358	04/18/28	0.25%	1D CORRA	Monthly	58,419
Temenos AG, Class N	Morgan Stanley & Co. International PLC	1,980,698	01/06/27	0.26%	SSARON	Monthly	(133,811)
Temenos AG, Class N, Registered Shares	Morgan Stanley & Co. International PLC	5,810,099	01/04/27	0.26%	SSARON	Monthly	(441,484)
Temenos AG, Class N, Registered Shares	SG Americas Securities LLC	5,116,369	12/08/27	0.26%	SSARON	Monthly	69,863
Tempus AI, Inc., Class A	Bank of America N.A.	724,258	02/15/28	0.20%	1D OBFR01	Monthly	38,481
Tenable Holdings, Inc.	Barclays Bank PLC	14,259,302	12/23/26	0.20%	1D OBFR01	Monthly	222,043
Tenaris SA	SG Americas Securities LLC	11,155,120	12/08/27	0.26%	1D ESTR	Monthly	966,372
Tenaris SA	UBS AG	5,680,961	04/18/28	0.26%	1D ESTR	Monthly	531,858
Tenaris SA	UBS AG	46,001	01/03/31	0.26%	1D ESTR	Monthly	4,307
Tenet Healthcare Corp.	Barclays Bank PLC	1,682,736	12/23/26	0.20%	1D OBFR01	Monthly	(124,080)
Tenet Healthcare Corp.	Barclays Bank PLC	61,770	02/16/27	0.20%	1D OBFR01	Monthly	(133)
Tenet Healthcare Corp.	Citibank N.A.	8,336,618	02/24/28	0.20%	1D OBFR01	Monthly	(614,718)
Tenet Healthcare Corp.	UBS AG	1,553,706	01/14/31	0.20%	1D OBFR01	Monthly	(131,964)
Tennant Co.	Barclays Bank PLC	544,376	02/16/27	0.15%	1D OBFR01	Monthly	15,230
Teradata Corp.	Bank of America N.A.	382,048	02/15/28	0.20%	1D OBFR01	Monthly	(4,584)
Teradata Corp.	Morgan Stanley & Co. International PLC	14,867,840	02/08/27	0.20%	1D FEDL01	Monthly	(569,829)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Teradyne, Inc.	Barclays Bank PLC	$ 852,403	02/23/27	0.20%	1D OBFR01	Monthly	$ (92,304)
Teradyne, Inc.	UBS AG	175,911	01/14/31	0.20%	1D OBFR01	Monthly	(10,358)
Terna - Rete Elettrica Nazionale	Citibank N.A.	6,427,079	07/06/26	0.23%	1D ESTR	Monthly	58,295
Terna - Rete Elettrica Nazionale	UBS AG	8,518,841	01/20/31	0.17%	1D ESTR	Monthly	45,376
Terns Pharmaceuticals, Inc.	Bank of America N.A.	368,812	02/15/28	0.20%	1D OBFR01	Monthly	1,539
Terns Pharmaceuticals, Inc.	BNP Paribas SA	97,197	01/28/28	0.20%	1D OBFR01	Monthly	406
Terns Pharmaceuticals, Inc.	UBS AG	364,674	01/14/31	0.20%	1D OBFR01	Monthly	(145)
Terreno Realty Corp.	Bank of America N.A.	512,246	02/15/28	0.20%	1D OBFR01	Monthly	(4,208)
Terreno Realty Corp.	UBS AG	437,237	01/14/31	0.20%	1D OBFR01	Monthly	(3,592)
Terumo Corp.	BNP Paribas SA	16,608,376	09/07/26	0.25%	1D TONA	Monthly	(1,480,800)
Terumo Corp.	BNP Paribas SA	16,946,439	03/24/27	0.25%	1D TONA	Monthly	(1,510,941)
Terveystalo OYJ	Barclays Bank PLC	112,454	02/19/27	0.26%	1D ESTR	Monthly	(6,134)
Terveystalo OYJ	BNP Paribas SA	283,915	01/13/28	0.26%	1D ESTR	Monthly	(36,204)
Tesco PLC	Barclays Bank PLC	907,871	02/19/27	0.25%	1D SONIA	Monthly	(23,573)
Tesco PLC	BNP Paribas SA	37,394,849	03/22/27	0.25%	1D SONIA	Monthly	808,366
Tesco PLC	Morgan Stanley & Co. International PLC	12,504,550	01/04/27	0.25%	1D SONIA	Monthly	(315,777)
Tesla, Inc.	BNP Paribas SA	139,142	01/28/28	0.20%	1D OBFR01	Monthly	(3,664)
Tetra Tech, Inc.	Barclays Bank PLC	6,978,945	02/23/27	0.15%	1D OBFR01	Monthly	188,500
Tetra Tech, Inc.	BNP Paribas SA	499,120	01/28/28	0.20%	1D OBFR01	Monthly	10,405
Tetra Tech, Inc.	SG Americas Securities LLC	4,787,099	12/08/27	0.20%	1D OBFR01	Monthly	213,516
Teva Pharmaceutical Industries Ltd., ADR	Barclays Bank PLC	2,300,863	02/16/27	0.20%	1D OBFR01	Monthly	332,578
Teva Pharmaceutical Industries Ltd., ADR, ADR	Bank of America N.A.	1,509,422	02/15/28	0.00%	1D OBFR01	Monthly	96,363
Teva Pharmaceutical Industries Ltd., ADR, ADR	BNP Paribas SA	2,662,068	01/28/28	0.20%	1D OBFR01	Monthly	291,387
Teva Pharmaceutical Industries Ltd., ADR, ADR	UBS AG	4,041,763	01/14/31	0.19%	1D OBFR01	Monthly	430,960
Texas Capital Bancshares, Inc.	Bank of America N.A.	77,989	02/15/28	0.20%	1D OBFR01	Monthly	(47)
Texas Instruments, Inc.	BNP Paribas SA	12,329,395	01/24/28	0.20%	1D OBFR01	Monthly	3,693,289
Texas Instruments, Inc.	Goldman Sachs Bank USA	4,274,331	08/18/26	0.20%	1D FEDL01	Monthly	1,172,437
Texas Roadhouse, Inc., Class A	Bank of America N.A.	1,409,751	02/15/28	0.20%	1D OBFR01	Monthly	2,131
Texas Roadhouse, Inc., Class A	Morgan Stanley & Co. International PLC	372,773	02/05/27	0.20%	1D FEDL01	Monthly	2,817
Textron, Inc.	BNP Paribas SA	6,152,687	05/17/27	0.20%	1D OBFR01	Monthly	371,922
TFI International, Inc.	Barclays Bank PLC	8,206,973	10/23/26	0.20%	CABROVER	Monthly	382,727
TG Therapeutics, Inc.	UBS AG	585,415	04/18/28	0.20%	1D OBFR01	Monthly	(69,257)
Thales SA	Bank of America N.A.	3,072,896	02/15/28	0.26%	1D ESTR	Monthly	(400,803)
Thales SA	UBS AG	16,078,485	09/03/29	0.26%	1D ESTR	Monthly	(1,679,513)
Theravance Biopharma, Inc.	BNP Paribas SA	3,202,232	05/17/27	0.20%	1D OBFR01	Monthly	20,670
Thermo Fisher Scientific, Inc.	Barclays Bank PLC	452,302	02/16/27	0.20%	1D OBFR01	Monthly	(30,818)
Thermo Fisher Scientific, Inc.	SG Americas Securities LLC	5,689,601	12/08/27	0.20%	1D OBFR01	Monthly	(276,874)
Thermo Fisher Scientific, Inc.	UBS AG	290,292	01/14/31	0.20%	1D OBFR01	Monthly	(28,780)
Thermon Group Holdings, Inc.	Barclays Bank PLC	18,957	02/16/27	0.20%	1D OBFR01	Monthly	2,517
THG PLC	SG Americas Securities LLC	1,028,060	12/08/27	0.25%	1D SONIA	Monthly	15,424
Third Coast Bancshares, Inc.	BNP Paribas SA	106,853	05/17/27	0.20%	1D OBFR01	Monthly	(10,105)
THK Co. Ltd.	UBS AG	5,262,789	04/18/28	0.25%	1D P TONA	Monthly	229,364
THK Co. Ltd.	UBS AG	6,157,284	09/03/29	0.25%	1D P TONA	Monthly	268,348
Thomson Reuters Corp.	Bank of America N.A.	6,019,542	02/15/28	0.20%	CABROVER	Monthly	143,365
Thomson Reuters Corp.	Barclays Bank PLC	47,960	02/16/27	0.20%	CABROVER	Monthly	1,114
Thomson Reuters Corp.	BNP Paribas SA	35,784	01/17/28	0.20%	CABROVER	Monthly	854
Thomson Reuters Corp.	Morgan Stanley & Co. International PLC	54,920,497	01/04/27	0.20%	CABROVER	Monthly	1,289,231
Thomson Reuters Corp.	Morgan Stanley & Co. International PLC	45,614,644	01/06/27	0.20%	CABROVER	Monthly	1,189,967
Thule Group AB	Bank of America N.A.	183,235	02/15/28	0.26%	1D STIBOR	Monthly	(3,415)
Thule Group AB	Barclays Bank PLC	44,180	02/19/27	0.26%	1D STIBOR	Monthly	(2,216)
thyssenkrupp AG	Barclays Bank PLC	658,869	02/19/27	0.26%	1D ESTR	Monthly	89,841
TietoEVRY OYJ	Citibank N.A.	3,517,766	06/25/26	0.26%	1D ESTR	Monthly	32,722
TietoEVRY OYJ	UBS AG	266,137	01/03/31	0.26%	1D ESTR	Monthly	10,242
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Timee, Inc.	Barclays Bank PLC	$ 59,781	01/20/27	0.15%	1D P TONA	Monthly	$ (2,909)
Timee, Inc.	UBS AG	363,438	01/06/31	0.15%	1D P TONA	Monthly	(9,207)
Timken Co.	UBS AG	84,389	01/22/31	0.20%	1D OBFR01	Monthly	(2)
TIS, Inc.	BNP Paribas SA	9,067,168	01/21/28	0.25%	1D TONA	Monthly	(349,157)
Tivan Ltd.	Bank of America N.A.	154,475	02/15/28	0.25%	1D AONIA	Monthly	(9,461)
Tivan Ltd.	Barclays Bank PLC	123,753	01/20/27	0.00%	1D AONIA	Monthly	(9,100)
Tivan Ltd.	BNP Paribas SA	359,559	01/14/28	0.25%	1D AONIA	Monthly	(41,489)
TJX Cos, Inc.	Morgan Stanley & Co. International PLC	8,132,997	02/05/27	0.20%	1D FEDL01	Monthly	(88,274)
Tkms AG& Co. KGaA	Bank of America N.A.	262,857	02/15/28	0.26%	1D ESTR	Monthly	11,268
Tkms AG& Co. KGaA	BNP Paribas SA	251,759	01/13/28	0.26%	1D ESTR	Monthly	(2,312)
T-Mobile U.S., Inc.	BNP Paribas SA	394,264	01/28/28	0.20%	1D OBFR01	Monthly	11,008
T-Mobile U.S., Inc.	UBS AG	49,928,334	04/18/28	0.20%	1D OBFR01	Monthly	1,213,488
T-Mobile U.S., Inc.	UBS AG	389,604	01/14/31	0.20%	1D OBFR01	Monthly	(5,251)
TMX Group Ltd.	Bank of America N.A.	2,239,223	02/15/28	0.20%	CABROVER	Monthly	74,335
TMX Group Ltd.	Barclays Bank PLC	8,092,327	10/23/26	0.20%	CABROVER	Monthly	124,337
TMX Group Ltd.	Morgan Stanley & Co. International PLC	7,132,448	01/06/27	0.20%	CABROVER	Monthly	105,830
Toa Corp.	Barclays Bank PLC	3,571,719	05/12/27	0.25%	1D P TONA	Monthly	(10,740)
Toagosei Co. Ltd.	Barclays Bank PLC	6,063,965	05/12/27	0.00%	1D P TONA	Monthly	(206,272)
Toagosei Co. Ltd.	BNP Paribas SA	198,112	01/14/28	0.25%	1D TONA	Monthly	(9,155)
Toast, Inc., Class A	Bank of America N.A.	123,482	02/15/28	0.20%	1D OBFR01	Monthly	1,579
Toast, Inc., Class A	Barclays Bank PLC	3,232,813	02/16/27	0.20%	1D OBFR01	Monthly	(74,252)
Toast, Inc., Class A	BNP Paribas SA	3,158,874	01/28/28	0.20%	1D OBFR01	Monthly	(37,446)
Toast, Inc., Class A	UBS AG	2,274,356	01/14/31	0.20%	1D OBFR01	Monthly	(15,030)
Tochigi Bank Ltd.	UBS AG	138,109	01/06/31	0.25%	1D P TONA	Monthly	(5,971)
Toda Corp.	Morgan Stanley & Co. International PLC	11,928,999	01/06/27	0.25%	1D P TONA	Monthly	158,373
Toenec Corp.	Morgan Stanley & Co. International PLC	1,797,373	01/06/27	0.25%	1D P TONA	Monthly	413,573
Toho Bank Ltd.	Citibank N.A.	4,604,043	02/24/27	0.20%	1D P TONA	Monthly	57,508
Toho Holdings Co. Ltd.	BNP Paribas SA	6,515	01/14/28	0.25%	1D TONA	Monthly	(57)
Toho Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	5,178,747	01/06/27	0.25%	1D P TONA	Monthly	219,602
Tokai Carbon Co. Ltd.	Bank of America N.A.	117,448	03/15/28	0.15%	1D P TONA	Monthly	10,572
Tokai Carbon Co. Ltd.	BNP Paribas SA	48,936	01/14/28	0.25%	1D TONA	Monthly	4,405
Tokai Carbon Co. Ltd.	Morgan Stanley & Co. International PLC	256,616	01/06/27	0.25%	1D P TONA	Monthly	5,113
TOKAI Holdings Corp.	BNP Paribas SA	4,242,887	03/24/27	0.25%	1D TONA	Monthly	(176,489)
Tokai Rika Co. Ltd.	Bank of America N.A.	128,159	03/15/28	0.25%	1D P TONA	Monthly	(6,412)
Tokai Rika Co. Ltd.	Barclays Bank PLC	3,817,684	05/12/27	0.19%	1D P TONA	Monthly	(111,767)
Tokai Tokyo Financial Holdings, Inc.	UBS AG	712,412	04/03/28	0.25%	1D P TONA	Monthly	(13,156)
Tokio Marine Holdings, Inc.	UBS AG	253,067	01/20/31	0.25%	1D P TONA	Monthly	(1,185)
Tokuyama Corp.	Citibank N.A.	1,268,820	02/24/27	0.15%	1D P TONA	Monthly	72,135
Tokyo Century Corp.	Morgan Stanley & Co. International PLC	2,848,317	01/06/27	0.25%	1D P TONA	Monthly	46,039
Tokyo Electric Power Co. Holdings, Inc.	BNP Paribas SA	3,618,326	09/07/26	0.25%	1D TONA	Monthly	(208,648)
Tokyo Electron Ltd.	Barclays Bank PLC	3,284,149	01/26/27	0.15%	1D P TONA	Monthly	45,764
Tokyo Electron Ltd.	Citibank N.A.	57,254,639	02/24/27	0.25%	1D P TONA	Monthly	797,839
Tokyo Electron Ltd.	Morgan Stanley & Co. International PLC	61,614,129	01/07/27	0.25%	1D P TONA	Monthly	858,588
Tokyo Gas Co. Ltd.	Citibank N.A.	5,730,979	02/24/27	0.25%	1D P TONA	Monthly	91,639
Tokyo Keiki, Inc.	BNP Paribas SA	52,557	01/14/28	0.15%	1D TONA	Monthly	601
Tokyo Metro Co. Ltd.	Barclays Bank PLC	1,043,833	01/20/27	0.15%	1D P TONA	Monthly	(10,218)
Tokyo Ohka Kogyo Co. Ltd.	Barclays Bank PLC	480,031	01/26/27	0.15%	1D P TONA	Monthly	7,924
Tokyo Seimitsu Co. Ltd.	Morgan Stanley & Co. International PLC	9,361,131	01/06/27	0.25%	1D P TONA	Monthly	318,287
Tokyo Seimitsu Co. Ltd.	Morgan Stanley & Co. International PLC	660,356	01/07/27	0.25%	1D P TONA	Monthly	24,717
Tokyo Tatemono Co. Ltd.	SG Americas Securities LLC	13,621,079	12/08/27	0.25%	1D P TONA	Monthly	(974,358)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Tokyu Fudosan Holdings Corp.	Barclays Bank PLC	$ 276,021	01/26/27	0.00%	1D P TONA	Monthly	$ (1,866)
Tokyu Fudosan Holdings Corp.	SG Americas Securities LLC	18,026,917	12/08/27	0.25%	1D P TONA	Monthly	(927,988)
Tokyu Fudosan Holdings Corp.	UBS AG	8,307,276	09/03/29	0.25%	1D P TONA	Monthly	(447,030)
Toll Brothers, Inc.	Bank of America N.A.	621,336	02/15/28	0.20%	1D OBFR01	Monthly	8,912
Toll Brothers, Inc.	Barclays Bank PLC	739,952	02/16/27	0.20%	1D OBFR01	Monthly	(29,394)
Tompkins Financial Corp.	SG Americas Securities LLC	1,261,316	12/08/27	0.20%	1D OBFR01	Monthly	1,049
TOMRA Systems ASA	Barclays Bank PLC	88,299	02/26/27	0.26%	NOWA	Monthly	(19,581)
TomTom NV	UBS AG	3,446,297	04/24/28	0.26%	1D ESTR	Monthly	130,071
Tomy Co. Ltd.	Bank of America N.A.	1,205,007	03/15/28	0.00%	1D P TONA	Monthly	(1,124)
Tomy Co. Ltd.	BNP Paribas SA	435,634	01/14/28	0.25%	1D TONA	Monthly	(24,591)
Tonies SE	Bank of America N.A.	123,307	02/15/28	0.26%	1D ESTR	Monthly	5,880
Tonies SE	Barclays Bank PLC	112,450	02/19/27	0.26%	1D ESTR	Monthly	7,188
Tonies SE	BNP Paribas SA	122,546	01/13/28	0.26%	1D ESTR	Monthly	5,843
Topaz Energy Corp.	Barclays Bank PLC	103,993	12/23/26	0.20%	CABROVER	Monthly	(16)
Toray Industries, Inc.	BNP Paribas SA	13,593,066	09/07/26	0.25%	1D TONA	Monthly	(225,092)
Toridoll Holdings Corp.	Barclays Bank PLC	1,897,624	05/12/27	0.00%	1D P TONA	Monthly	(49,861)
Toro Co.	Bank of America N.A.	554,513	02/15/28	0.20%	1D OBFR01	Monthly	14,223
Toro Co.	Barclays Bank PLC	12,228,365	12/23/26	0.19%	1D OBFR01	Monthly	85,395
Toro Co.	BNP Paribas SA	153,939	01/28/28	0.20%	1D OBFR01	Monthly	3,948
Toro Co.	UBS AG	263,988	01/14/31	0.20%	1D OBFR01	Monthly	6,771
Toromont Industries Ltd.	Barclays Bank PLC	3,051,168	12/23/26	0.20%	CABROVER	Monthly	49,918
Toromont Industries Ltd.	Morgan Stanley & Co. International PLC	36,862,119	01/04/27	0.20%	CABROVER	Monthly	598,001
Toronto-Dominion Bank	Bank of America N.A.	110,125	02/15/28	0.20%	CABROVER	Monthly	1,695
Toronto-Dominion Bank	BNP Paribas SA	190,661	01/17/28	0.20%	CABROVER	Monthly	4,754
Tosei Corp.	Bank of America N.A.	2,523,208	02/15/28	0.25%	1D P TONA	Monthly	(148,066)
Tosei Corp.	Barclays Bank PLC	264,584	05/12/27	0.00%	1D P TONA	Monthly	(7,952)
Tosei Corp.	Goldman Sachs Bank USA	1,341,075	08/19/26	0.25%	1D P TONA	Monthly	(78,697)
Tosoh Corp.	Bank of America N.A.	22,368,929	02/15/28	0.25%	1D P TONA	Monthly	238,698
Tosoh Corp.	Bank of America N.A.	6,217,742	03/15/28	0.25%	1D P TONA	Monthly	66,349
Tosoh Corp.	BNP Paribas SA	31,787,024	09/07/26	0.25%	1D TONA	Monthly	339,198
Tosoh Corp.	Goldman Sachs Bank USA	3,673,011	08/19/26	0.25%	1D P TONA	Monthly	39,195
TotalEnergies SE	UBS AG	1,692,185	01/03/31	0.26%	1D ESTR	Monthly	55,997
Totetsu Kogyo Co. Ltd.	Barclays Bank PLC	4,718,802	05/12/27	0.00%	1D P TONA	Monthly	73,909
Tourmaline Oil Corp.	BNP Paribas SA	26,973,172	08/17/26	0.20%	CABROVER	Monthly	1,871,918
Tourmaline Oil Corp.	Goldman Sachs Bank USA	16,389,844	08/18/26	0.20%	1D CORRA	Monthly	1,375,647
Towa Corp.	SG Americas Securities LLC	183,940	12/08/27	0.00%	1D P TONA	Monthly	15,634
Tower Semiconductor Ltd.	Bank of America N.A.	404,738	02/15/28	0.20%	1D OBFR01	Monthly	10,173
Tower Semiconductor Ltd.	Barclays Bank PLC	2,687,540	02/16/27	0.20%	1D OBFR01	Monthly	293,541
Tower Semiconductor Ltd.	UBS AG	3,727,127	01/14/31	0.20%	1D OBFR01	Monthly	276,752
Tower Semiconductor Ltd.	UBS AG	1,051,843	01/22/31	0.20%	1D OBFR01	Monthly	26,439
Towne Bank	Bank of America N.A.	644,599	02/15/28	0.20%	1D OBFR01	Monthly	2,913
Towne Bank	UBS AG	2,894,552	01/14/31	0.20%	1D OBFR01	Monthly	13,083
Toyo Engineering Corp.	UBS AG	88,789	04/03/28	0.25%	1D P TONA	Monthly	(2,538)
Toyo Gosei Co. Ltd.	Bank of America N.A.	116,700	03/15/28	0.25%	1D P TONA	Monthly	29,667
Toyo Gosei Co. Ltd.	BNP Paribas SA	113,293	01/14/28	0.25%	1D TONA	Monthly	13,558
Toyo Seikan Group Holdings Ltd.	Barclays Bank PLC	2,662,090	05/12/27	0.00%	1D P TONA	Monthly	(13,506)
Toyo Tire Corp.	BNP Paribas SA	6,226,917	09/07/26	0.25%	1D TONA	Monthly	(288,633)
Toyobo Co. Ltd.	BNP Paribas SA	4,297,605	03/24/27	0.25%	1D TONA	Monthly	(239,445)
Toyoda Gosei Co. Ltd.	UBS AG	2,661,041	04/03/28	0.25%	1D P TONA	Monthly	207,033
Toyota Motor Corp.	Bank of America N.A.	149,014	03/15/28	0.25%	1D P TONA	Monthly	(16,566)
Toyota Motor Corp.	Barclays Bank PLC	73,377	01/20/27	0.15%	1D P TONA	Monthly	(4,274)
Toyota Motor Corp.	Barclays Bank PLC	8,338,527	01/26/27	0.15%	1D P TONA	Monthly	(485,686)
Toyota Motor Corp.	BNP Paribas SA	23,756	01/14/28	0.25%	1D TONA	Monthly	(2,641)
TP ICAP Group PLC	BNP Paribas SA	3,412,547	03/17/27	0.25%	1D SONIA	Monthly	148,665
TP ICAP Group PLC	Goldman Sachs Bank USA	1,189,704	08/19/26	0.25%	1D SONIA	Monthly	51,829
TP ICAP Group PLC	SG Americas Securities LLC	4,786,333	12/08/27	0.25%	1D SONIA	Monthly	418,064
TPG Telecom Ltd.	Barclays Bank PLC	268,949	01/20/27	0.00%	1D AONIA	Monthly	(8,007)
TPG Telecom Ltd.	Barclays Bank PLC	897,620	05/12/27	0.00%	1D AONIA	Monthly	(26,724)
TPG, Inc., Class A	Barclays Bank PLC	1,470,092	02/16/27	0.20%	1D OBFR01	Monthly	(63,216)
TPG, Inc., Class A	BNP Paribas SA	539,334	01/28/28	0.20%	1D OBFR01	Monthly	(8,871)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
TPG, Inc., Class A	UBS AG	$ 194,799	01/14/31	0.20%	1D OBFR01	Monthly	$ 2,974
Tractor Supply Co.	Barclays Bank PLC	100,828	02/16/27	0.15%	1D OBFR01	Monthly	(9,990)
Tractor Supply Co.	Barclays Bank PLC	391,822	02/23/27	0.15%	1D OBFR01	Monthly	(30,222)
Tractor Supply Co.	BNP Paribas SA	121,273	01/28/28	0.20%	1D OBFR01	Monthly	(26,152)
Tractor Supply Co.	UBS AG	3,735,440	04/18/28	0.20%	1D OBFR01	Monthly	(346,008)
Trade Desk, Inc., Class A	Bank of America N.A.	11,147,277	02/15/28	0.20%	1D OBFR01	Monthly	602,690
Trade Desk, Inc., Class A	SG Americas Securities LLC	2,377,775	12/08/27	0.20%	1D OBFR01	Monthly	392,186
Tradeweb Markets, Inc., Class A	Bank of America N.A.	471,141	02/15/28	0.20%	1D OBFR01	Monthly	772
Tradeweb Markets, Inc., Class A	Barclays Bank PLC	745,251	02/16/27	0.20%	1D OBFR01	Monthly	(5,163)
Tradeweb Markets, Inc., Class A	BNP Paribas SA	3,202,557	01/24/28	0.20%	1D OBFR01	Monthly	(197,921)
Tradeweb Markets, Inc., Class A	BNP Paribas SA	1,657,469	01/28/28	0.20%	1D OBFR01	Monthly	(102,433)
Tradeweb Markets, Inc., Class A	UBS AG	30,660	01/14/31	0.20%	1D OBFR01	Monthly	(1,895)
Trane Technologies PLC	Barclays Bank PLC	95,915	02/16/27	0.20%	1D OBFR01	Monthly	3,085
Trane Technologies PLC	UBS AG	279,316	01/14/31	0.20%	1D OBFR01	Monthly	6,849
Trane Technologies PLC	UBS AG	5,023,111	01/22/31	0.20%	1D OBFR01	Monthly	325,873
TransAlta Corp., Class A	Goldman Sachs Bank USA	5,262,604	08/18/26	0.20%	1D CORRA	Monthly	(427,580)
TransAlta Corp., Class A	Morgan Stanley & Co. International PLC	13,411,618	01/04/27	0.20%	CABROVER	Monthly	95,776
TransAlta Corp., Class A	SG Americas Securities LLC	5,860,009	12/08/27	0.20%	CABROVER	Monthly	(671,204)
Transcosmos, Inc.	SG Americas Securities LLC	3,641,123	12/08/27	0.25%	1D P TONA	Monthly	(179,308)
TransMedics Group, Inc.	BNP Paribas SA	3,478,358	05/17/27	0.20%	1D OBFR01	Monthly	(268,499)
TransUnion	UBS AG	160,328	01/22/31	0.20%	1D OBFR01	Monthly	(3,560)
Transurban Group	Bank of America N.A.	158,768	02/15/28	0.25%	1D AONIA	Monthly	6,297
Transurban Group	Barclays Bank PLC	362,113	01/20/27	0.15%	1D AONIA	Monthly	6,468
Transurban Group	BNP Paribas SA	258,985	01/14/28	0.25%	1D AONIA	Monthly	7,955
Transurban Group	UBS AG	1,479,785	01/03/31	0.25%	1D AONIA	Monthly	58,692
Traton SE	UBS AG	8,661,873	04/24/28	(0.82)%	1D ESTR	Monthly	125,310
Travel + Leisure Co.	Barclays Bank PLC	362,514	02/16/27	0.20%	1D OBFR01	Monthly	(6,172)
Travelers Cos, Inc.	SG Americas Securities LLC	3,053,900	12/08/27	0.20%	1D OBFR01	Monthly	35,947
Travelers Cos, Inc.	UBS AG	5,548,381	04/18/28	0.20%	1D OBFR01	Monthly	107,694
Treasury Wine Estates Ltd.	Bank of America N.A.	24,454	02/15/28	0.25%	1D AONIA	Monthly	2,850
Treasury Wine Estates Ltd.	Barclays Bank PLC	289,942	01/20/27	0.00%	1D AONIA	Monthly	(21,767)
Treasury Wine Estates Ltd.	Morgan Stanley & Co. International PLC	1,871,304	01/06/27	0.29%	1D AONIA	Monthly	(131,812)
Trelleborg AB, Class B	BNP Paribas SA	857,371	08/17/26	0.25%	1D STIBOR	Monthly	(11,678)
Trelleborg AB, Class B	UBS AG	1,424,737	04/18/28	0.25%	TN STIBOR	Monthly	(5,655)
Trend Micro, Inc.	Barclays Bank PLC	28,002,749	09/09/27	0.25%	1D P TONA	Monthly	(2,046,457)
Trend Micro, Inc.	SG Americas Securities LLC	17,074,779	12/08/27	0.25%	1D P TONA	Monthly	(119,824)
Trend Micro, Inc.	UBS AG	467,252	01/06/31	0.25%	1D P TONA	Monthly	(825)
Trevi Therapeutics, Inc.	Bank of America N.A.	287,816	02/15/28	0.20%	1D OBFR01	Monthly	(1,677)
Trial Holdings, Inc.	BNP Paribas SA	176,258	01/14/28	0.25%	1D TONA	Monthly	(18,511)
Trican Well Service Ltd.	Goldman Sachs Bank USA	674,493	08/18/26	0.20%	1D CORRA	Monthly	41,745
TriCo Bancshares	SG Americas Securities LLC	2,931,802	12/08/27	0.20%	1D OBFR01	Monthly	6,429
TriMas Corp.	Barclays Bank PLC	1,134,460	12/23/26	0.20%	1D OBFR01	Monthly	26,339
Trimble, Inc.	BNP Paribas SA	12,028,735	05/17/27	0.20%	1D OBFR01	Monthly	73,718
Trimble, Inc.	UBS AG	10,758,333	01/22/31	0.20%	1D OBFR01	Monthly	85,371
TriNet Group, Inc.	Barclays Bank PLC	10,027,197	12/23/26	0.20%	1D OBFR01	Monthly	1,243,244
Trinity Industries, Inc.	Barclays Bank PLC	429,444	02/16/27	0.20%	1D OBFR01	Monthly	18,976
Trinity Industries, Inc.	Morgan Stanley & Co. International PLC	10,016,054	02/08/27	0.20%	1D FEDL01	Monthly	442,592
Trip.com Group Ltd.	Barclays Bank PLC	275,299	01/20/27	0.21%	HONIA	Monthly	96
Triple Flag Precious Metals Corp.	BNP Paribas SA	156,014	01/17/28	0.20%	CABROVER	Monthly	(17,732)
Tritax Big Box REIT PLC	UBS AG	2,043,577	09/03/29	0.25%	1D SONIA	Monthly	(26,171)
Truist Financial Corp.	Bank of America N.A.	5,421,526	02/15/28	0.20%	1D OBFR01	Monthly	208,815
Truist Financial Corp.	Bank of America N.A.	17,704	02/15/28	0.20%	1D OBFR01	Monthly	682
Truist Financial Corp.	BNP Paribas SA	378,124	01/28/28	0.20%	1D OBFR01	Monthly	14,564
Truist Financial Corp.	SG Americas Securities LLC	28,522,242	12/08/27	0.20%	1D OBFR01	Monthly	1,013,832
Trump Media & Technology Group Corp., Class A	BNP Paribas SA	142,106	01/28/28	0.20%	1D OBFR01	Monthly	(14,629)
Trump Media & Technology Group Corp., Class A	UBS AG	57,773	01/14/31	0.20%	1D OBFR01	Monthly	(5,947)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Trupanion, Inc.	Barclays Bank PLC	$ 3,918,672	12/23/26	0.20%	1D OBFR01	Monthly	$ (483,928)
Trupanion, Inc.	Citibank N.A.	627,266	06/25/26	0.20%	1D OBFR01	Monthly	(77,463)
TrustCo Bank Corp.	Bank of America N.A.	49,285	02/15/28	0.20%	1D OBFR01	Monthly	1,504
TrustCo Bank Corp.	UBS AG	132,565	01/14/31	0.20%	1D OBFR01	Monthly	4,047
Trustmark Corp.	UBS AG	3,661,170	04/21/28	0.20%	1D OBFR01	Monthly	12,400
Trustpilot Group PLC	SG Americas Securities LLC	99,197	12/08/27	0.25%	1D SONIA	Monthly	2,080
Tryg A/S	Morgan Stanley & Co. International PLC	37,311,001	01/04/27	0.26%	DESTR	Monthly	(983,026)
Tryg A/S	UBS AG	23,609,285	04/18/28	0.25%	DESTR	Monthly	(957,563)
TSI Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	5,507,488	01/06/27	0.25%	1D P TONA	Monthly	(456,958)
Tsugami Corp.	Barclays Bank PLC	4,186,698	05/12/27	0.00%	1D P TONA	Monthly	369,401
Tsukishima Holdings Co. Ltd.	Barclays Bank PLC	126,787	01/20/27	0.22%	1D P TONA	Monthly	9,158
Tsukishima Holdings Co. Ltd.	Barclays Bank PLC	8,953,427	05/12/27	0.22%	1D P TONA	Monthly	646,691
Tsukishima Holdings Co. Ltd.	UBS AG	38,900	01/06/31	0.25%	1D P TONA	Monthly	3,083
TUI AG	Citibank N.A.	2,582,469	07/06/26	0.05%	1D ESTR	Monthly	(225,041)
Tungsten West PLC	Barclays Bank PLC	61,996	02/19/27	0.25%	1D SONIA	Monthly	(5,229)
Tungsten West PLC	BNP Paribas SA	186,516	01/13/28	0.25%	1D SONIA	Monthly	(18,164)
Tungsten West PLC	UBS AG	60,778	01/03/31	0.25%	1D SONIA	Monthly	(5,919)
Turpaz Industries Ltd.	UBS AG	124,239	01/13/31	0.40%	SHIR	Monthly	7,783
Tutor Perini Corp.	Barclays Bank PLC	2,100,288	02/16/27	0.20%	1D OBFR01	Monthly	217,787
Tutor Perini Corp.	BNP Paribas SA	371,636	01/28/28	0.20%	1D OBFR01	Monthly	30,243
Tutor Perini Corp.	Goldman Sachs Bank USA	614,100	08/19/26	0.20%	1D FEDL01	Monthly	47,490
Tutor Perini Corp.	SG Americas Securities LLC	14,230,854	12/08/27	0.20%	1D OBFR01	Monthly	2,187,459
Tutor Perini Corp.	UBS AG	6,549,825	04/21/28	0.20%	1D OBFR01	Monthly	506,520
TV Asahi Holdings Corp.	Barclays Bank PLC	87,631	05/12/27	0.00%	1D P TONA	Monthly	(1,504)
Twenty One Capital, Inc., Class A	BNP Paribas SA	43,379	01/28/28	0.20%	1D OBFR01	Monthly	5,510
Twilio, Inc., Class A	Bank of America N.A.	62,611	02/15/28	0.20%	1D OBFR01	Monthly	6,533
Twilio, Inc., Class A	Barclays Bank PLC	2,436,715	02/23/27	0.20%	1D OBFR01	Monthly	(11,640)
Twilio, Inc., Class A	BNP Paribas SA	12,383,809	05/17/27	0.20%	1D OBFR01	Monthly	1,181,744
Twilio, Inc., Class A	UBS AG	541,703	01/14/31	0.20%	1D OBFR01	Monthly	20,777
Twin Disc, Inc.	Barclays Bank PLC	87,763	02/16/27	0.20%	1D OBFR01	Monthly	(7,261)
TXNM Energy, Inc.	Barclays Bank PLC	424,033	02/16/27	0.20%	1D OBFR01	Monthly	1,730
Tyra Biosciences, Inc.	UBS AG	142,768	01/14/31	0.20%	1D OBFR01	Monthly	(1,266)
Tyson Foods, Inc., Class A	Barclays Bank PLC	28,018,605	12/23/26	0.19%	1D OBFR01	Monthly	(74,411)
Tyson Foods, Inc., Class A	BNP Paribas SA	181,140	01/24/28	0.20%	1D OBFR01	Monthly	1,972
U.S. Bancorp	Barclays Bank PLC	5,058,568	12/23/26	0.20%	1D OBFR01	Monthly	5,362
U.S. Bancorp	SG Americas Securities LLC	8,133,657	12/08/27	0.20%	1D OBFR01	Monthly	191,000
U.S. Foods Holding Corp.	Bank of America N.A.	1,693,512	02/15/28	0.20%	1D OBFR01	Monthly	61,575
U.S. Foods Holding Corp.	Barclays Bank PLC	476,984	02/16/27	0.15%	1D OBFR01	Monthly	6,359
U.S. Physical Therapy, Inc.	Morgan Stanley & Co. International PLC	102,330	02/08/27	0.20%	1D FEDL01	Monthly	(5,827)
UACJ Corp.	Bank of America N.A.	175,833	03/15/28	0.25%	1D P TONA	Monthly	(15,273)
UACJ Corp.	Barclays Bank PLC	179,433	01/20/27	0.15%	1D P TONA	Monthly	(8,287)
UACJ Corp.	BNP Paribas SA	159,394	01/14/28	0.25%	1D TONA	Monthly	(9,421)
Uber Technologies, Inc.	BNP Paribas SA	52,924	01/28/28	0.20%	1D OBFR01	Monthly	(1,816)
Ubisoft Entertainment SA, Class A	Morgan Stanley & Co. International PLC	3,090,127	01/04/27	0.26%	1D ESTR	Monthly	(95,985)
Ubisoft Entertainment SA, Class A	UBS AG	628,902	04/24/28	0.26%	1D ESTR	Monthly	48,613
UBS Group AG	Bank of America N.A.	127,628	02/15/28	0.26%	SSARON	Monthly	2,738
UBS Group AG, Registered Shares	Barclays Bank PLC	2,959,759	11/09/26	0.26%	SSARON	Monthly	91,712
UCB SA	Bank of America N.A.	367,497	02/15/28	0.26%	1D ESTR	Monthly	(9,162)
UCB SA	Barclays Bank PLC	1,535,561	02/19/27	0.26%	1D ESTR	Monthly	(70,090)
UCB SA	BNP Paribas SA	16,023,448	08/17/26	0.25%	1D ESTR	Monthly	(1,857,222)
UCB SA	BNP Paribas SA	1,867,914	01/13/28	0.25%	1D ESTR	Monthly	(236,889)
UCB SA	UBS AG	100,724	01/03/31	0.26%	1D ESTR	Monthly	(12,774)
Uchida Yoko Co. Ltd.	SG Americas Securities LLC	354,102	12/08/27	0.25%	1D P TONA	Monthly	(16,669)
UFP Industries, Inc.	Bank of America N.A.	199,993	02/15/28	0.20%	1D OBFR01	Monthly	(7,590)
UFP Industries, Inc.	Barclays Bank PLC	145,743	02/16/27	0.20%	1D OBFR01	Monthly	(9,539)
UFP Industries, Inc.	BNP Paribas SA	271,191	01/28/28	0.20%	1D OBFR01	Monthly	(18,918)
U-Haul Holding Co.	Barclays Bank PLC	873,467	02/16/27	0.20%	1D OBFR01	Monthly	(24,252)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
UiPath, Inc., Class A	Morgan Stanley & Co. International PLC	$ 3,772,514	02/05/27	0.20%	1D FEDL01	Monthly	$ (204,388)
UiPath, Inc., Class A	UBS AG	993,149	01/22/31	0.20%	1D OBFR01	Monthly	(25,031)
UL Solutions, Inc., Class A	BNP Paribas SA	9,016,230	01/24/28	0.20%	1D OBFR01	Monthly	6,980
Ulta Beauty, Inc.	Barclays Bank PLC	99,812	02/16/27	0.15%	1D OBFR01	Monthly	(4,678)
Ultragenyx Pharmaceutical, Inc.	Bank of America N.A.	284,484	02/15/28	0.20%	1D OBFR01	Monthly	(5,536)
Ultragenyx Pharmaceutical, Inc.	UBS AG	61,238	01/14/31	0.20%	1D OBFR01	Monthly	(1,192)
UltraGreen.ai Ltd.	Bank of America N.A.	129,156	02/15/28	0.30%	1D OBFR01	Monthly	5,565
Ulvac, Inc.	Bank of America N.A.	17,989,850	02/15/28	0.25%	1D P TONA	Monthly	13,977
Ulvac, Inc.	UBS AG	1,680,753	04/03/28	0.25%	1D P TONA	Monthly	13,206
UMH Properties, Inc.	Bank of America N.A.	106,350	02/15/28	0.20%	1D OBFR01	Monthly	1,738
Umicore SA	Barclays Bank PLC	12,780,370	12/10/26	0.26%	1D ESTR	Monthly	(74,852)
Umios Corp.	Barclays Bank PLC	6,505,822	05/12/27	0.21%	1D P TONA	Monthly	(131,388)
Under Armour, Inc., Class A	Barclays Bank PLC	134,205	02/16/27	0.20%	1D OBFR01	Monthly	(637)
Under Armour, Inc., Class A	UBS AG	4,021,240	04/21/28	0.20%	1D OBFR01	Monthly	(25,411)
Under Armour, Inc., Class A	UBS AG	47,171	01/14/31	0.20%	1D OBFR01	Monthly	(298)
Under Armour, Inc., Class C	Bank of America N.A.	49,415	02/15/28	0.20%	1D OBFR01	Monthly	(643)
Under Armour, Inc., Class C	Barclays Bank PLC	36,672	02/16/27	0.15%	1D OBFR01	Monthly	(240)
Under Armour, Inc., Class C	BNP Paribas SA	46,236	01/28/28	0.20%	1D OBFR01	Monthly	(601)
Unibail-Rodamco-Westfield	Barclays Bank PLC	194,339	02/19/27	0.26%	1D ESTR	Monthly	(3,243)
Unicaja Banco SA	Bank of America N.A.	132,171	02/15/28	0.26%	1D ESTR	Monthly	(4,343)
Unicaja Banco SA	BNP Paribas SA	391,008	01/13/28	0.26%	1D ESTR	Monthly	(12,849)
Unicaja Banco SA	SG Americas Securities LLC	12,653,977	12/08/27	0.26%	1D ESTR	Monthly	113,008
Unicaja Banco SA	UBS AG	174,997	01/03/31	0.26%	1D ESTR	Monthly	(1,098)
Unicharm Corp.	Bank of America N.A.	16,728,927	03/15/28	0.25%	1D P TONA	Monthly	(1,082,440)
Unicharm Corp.	BNP Paribas SA	7,735,322	09/07/26	0.25%	1D TONA	Monthly	(500,512)
Unicharm Corp.	BNP Paribas SA	2,768,844	03/24/27	0.25%	1D TONA	Monthly	(179,157)
UniCredit SpA	Morgan Stanley & Co. International PLC	2,591,685	01/06/27	0.26%	1D ESTR	Monthly	6,625
UniCredit SpA	UBS AG	4,525,467	09/03/29	0.26%	1D ESTR	Monthly	(83,431)
Union Pacific Corp.	Bank of America N.A.	13,430,905	02/15/28	0.00%	1D OBFR01	Monthly	864,740
Union Pacific Corp.	BNP Paribas SA	3,865,064	01/24/28	0.20%	1D OBFR01	Monthly	324,542
Union Pacific Corp.	Citibank N.A.	50,411,471	02/24/28	0.00%	1D OBFR01	Monthly	4,058,790
Unipol Gruppo SpA	SG Americas Securities LLC	5,704,452	12/08/27	0.26%	1D ESTR	Monthly	257,781
UNIQA Insurance Group AG	Barclays Bank PLC	7,431,172	12/10/26	0.26%	1D ESTR	Monthly	267,939
UNITE Group PLC/The	Bank of America N.A.	84,194	02/15/28	0.25%	1D SONIA	Monthly	(2,945)
United Airlines Holdings, Inc.	UBS AG	23,847,001	04/18/28	0.20%	1D OBFR01	Monthly	(889,711)
United Arrows Ltd.	UBS AG	5,720,814	04/03/28	0.25%	1D P TONA	Monthly	(3,332)
United Fire Group, Inc.	Barclays Bank PLC	1,484,185	12/23/26	0.20%	1D OBFR01	Monthly	40,072
United Fire Group, Inc.	SG Americas Securities LLC	541,188	12/08/27	0.20%	1D OBFR01	Monthly	19,179
United Natural Foods, Inc.	BNP Paribas SA	2,980,575	05/17/27	0.20%	1D OBFR01	Monthly	193,544
United Natural Foods, Inc.	SG Americas Securities LLC	4,154,517	12/08/27	0.20%	1D OBFR01	Monthly	306,817
United Overseas Bank Ltd.	Bank of America N.A.	227,407	02/15/28	0.30%	SORA	Monthly	(8,118)
United Parcel Service, Inc., Class B	Barclays Bank PLC	1,239,908	02/16/27	0.20%	1D OBFR01	Monthly	41,213
United Parcel Service, Inc., Class B	BNP Paribas SA	554,203	01/28/28	0.20%	1D OBFR01	Monthly	27,986
United Parcel Service, Inc., Class B	Goldman Sachs Bank USA	22,976,712	08/18/26	0.20%	1D FEDL01	Monthly	660,741
United Parcel Service, Inc., Class B	UBS AG	183,526	01/14/31	0.20%	1D OBFR01	Monthly	9,268
United Rentals, Inc.	Bank of America N.A.	153,823	02/15/28	0.20%	1D OBFR01	Monthly	39,105
United States Lime & Minerals, Inc.	Bank of America N.A.	3,962,410	02/15/28	0.20%	1D OBFR01	Monthly	(774,301)
United States Lime & Minerals, Inc.	Barclays Bank PLC	146,674	12/23/26	0.20%	1D OBFR01	Monthly	(27,053)
United States Lime & Minerals, Inc.	BNP Paribas SA	62,226	01/28/28	0.20%	1D OBFR01	Monthly	(12,160)
United Therapeutics Corp.	Barclays Bank PLC	7,772,005	12/23/26	0.20%	1D OBFR01	Monthly	(34,212)
United Therapeutics Corp.	Barclays Bank PLC	8,671,498	02/16/27	0.20%	1D OBFR01	Monthly	4,452
United Therapeutics Corp.	BNP Paribas SA	10,720,691	01/28/28	0.20%	1D OBFR01	Monthly	(54,158)
United Therapeutics Corp.	SG Americas Securities LLC	4,576,155	12/08/27	0.20%	1D OBFR01	Monthly	(81,345)
United Therapeutics Corp.	UBS AG	7,108,484	01/14/31	0.20%	1D OBFR01	Monthly	(129,444)
United Utilities Group PLC	Barclays Bank PLC	16,622,409	12/10/26	0.25%	1D SONIA	Monthly	1,842,728
UnitedHealth Group, Inc.	BNP Paribas SA	9,479,913	05/17/27	0.20%	1D OBFR01	Monthly	1,703,396
UnitedHealth Group, Inc.	BNP Paribas SA	139,438	01/28/28	0.20%	1D OBFR01	Monthly	25,055
Unitil Corp.	Barclays Bank PLC	57,413	02/16/27	0.20%	1D OBFR01	Monthly	923
Unitil Corp.	SG Americas Securities LLC	100,696	12/08/27	0.20%	1D OBFR01	Monthly	(603)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Unity Software, Inc.	BNP Paribas SA	$ 44,735	01/28/28	0.20%	1D OBFR01	Monthly	$ 2,054
Unity Software, Inc.	SG Americas Securities LLC	8,746,612	12/08/27	0.20%	1D OBFR01	Monthly	1,621,521
Universal Corp.	Barclays Bank PLC	16,755,948	12/23/26	0.20%	1D OBFR01	Monthly	377,329
Universal Display Corp.	UBS AG	21,231,833	04/18/28	0.20%	1D OBFR01	Monthly	(2,351,505)
Universal Entertainment Corp.	Morgan Stanley & Co. International PLC	649,350	01/06/27	0.25%	1D P TONA	Monthly	(97)
Universal Health Realty Income Trust	Bank of America N.A.	235,918	02/15/28	0.20%	1D OBFR01	Monthly	(11,050)
Universal Health Services, Inc., Class B	UBS AG	11,427,766	04/18/28	0.20%	1D OBFR01	Monthly	(606,827)
Universal Health Services, Inc., Class B	UBS AG	1,596,452	01/22/31	0.20%	1D OBFR01	Monthly	(91,950)
Universal Insurance Holdings, Inc.	BNP Paribas SA	4,037,638	05/17/27	0.20%	1D OBFR01	Monthly	611,159
Universal Insurance Holdings, Inc.	Morgan Stanley & Co. International PLC	3,357,725	02/08/27	0.20%	1D FEDL01	Monthly	544,523
Universal Music Group NV	Bank of America N.A.	164,050	02/15/28	0.15%	1D ESTR	Monthly	(18,116)
Univest Financial Corp.	Bank of America N.A.	118,614	02/15/28	0.20%	1D OBFR01	Monthly	4,169
Univest Financial Corp.	BNP Paribas SA	979,560	05/17/27	0.20%	1D OBFR01	Monthly	34,431
Univest Financial Corp.	Goldman Sachs Bank USA	591,200	08/19/26	0.20%	1D FEDL01	Monthly	20,781
Univest Financial Corp.	SG Americas Securities LLC	1,755,462	12/08/27	0.20%	1D OBFR01	Monthly	51,912
Univest Financial Corp.	UBS AG	125,844	01/14/31	0.20%	1D OBFR01	Monthly	4,423
Unum Group	Barclays Bank PLC	588,404	02/16/27	0.20%	1D OBFR01	Monthly	23,207
Unum Group	BNP Paribas SA	24,222	01/28/28	0.20%	1D OBFR01	Monthly	454
Unum Group	Morgan Stanley & Co. International PLC	9,708,936	02/05/27	0.20%	1D FEDL01	Monthly	382,934
Unum Group	UBS AG	10,573	01/14/31	0.20%	1D OBFR01	Monthly	198
UOL Group Ltd.	Barclays Bank PLC	10,444,827	12/24/27	0.00%	SORA	Monthly	(185,117)
UOL Group Ltd.	Morgan Stanley & Co. International PLC	5,035,047	01/06/27	0.30%	SORA	Monthly	(89,238)
UPM-Kymmene OYJ	Barclays Bank PLC	1,668,876	08/18/27	0.26%	1D ESTR	Monthly	(11,931)
Upstart Holdings, Inc.	Bank of America N.A.	384,088	02/15/28	0.00%	1D OBFR01	Monthly	(12)
Upstart Holdings, Inc.	Barclays Bank PLC	9,592,305	12/23/26	0.20%	1D OBFR01	Monthly	(872,530)
Upstart Holdings, Inc.	Barclays Bank PLC	3,609,201	02/16/27	0.20%	1D OBFR01	Monthly	(325,165)
Urban Outfitters, Inc.	Barclays Bank PLC	12,758,798	12/23/26	0.17%	1D OBFR01	Monthly	(821,396)
Ushio, Inc.	UBS AG	11,967,828	04/03/28	0.25%	1D P TONA	Monthly	(496,191)
USS Co. Ltd.	Morgan Stanley & Co. International PLC	4,840,642	01/06/27	0.25%	1D P TONA	Monthly	36,862
V2X, Inc.	Barclays Bank PLC	8,408,892	12/23/26	0.20%	1D OBFR01	Monthly	213,624
Vail Resorts, Inc.	Bank of America N.A.	269,260	02/15/28	0.20%	1D OBFR01	Monthly	1,125
Vail Resorts, Inc.	UBS AG	993,250	01/14/31	0.20%	1D OBFR01	Monthly	(41,180)
Valeo SE	Barclays Bank PLC	774,170	02/26/27	0.26%	1D ESTR	Monthly	(21,069)
Valeo SE	UBS AG	6,411,948	04/18/28	0.16%	1D ESTR	Monthly	(213,046)
Valeo SE	UBS AG	9,383,947	09/03/29	0.15%	1D ESTR	Monthly	(266,506)
Valeo SE	UBS AG	3,662,103	01/20/31	0.26%	1D ESTR	Monthly	(122,139)
Valero Energy Corp.	SG Americas Securities LLC	58,048,269	12/08/27	0.20%	1D OBFR01	Monthly	3,310,233
Valeura Energy, Inc.	Bank of America N.A.	203,816	02/15/28	0.20%	CABROVER	Monthly	10,879
Valeura Energy, Inc.	BNP Paribas SA	582	01/17/28	0.20%	CABROVER	Monthly	31
Valeura Energy, Inc.	Morgan Stanley & Co. International PLC	951,855	01/04/27	0.20%	CABROVER	Monthly	102,915
Van Lanschot Kempen NV	SG Americas Securities LLC	218,507	12/08/27	0.26%	1D ESTR	Monthly	2,922
Vanguard Australian Shares Index ETF	Bank of America N.A.	18,936,628	02/15/28	0.25%	1D AONIA	Monthly	(452,608)
Vanguard Australian Shares Index ETF	Barclays Bank PLC	29,222,563	01/20/27	0.00%	1D AONIA	Monthly	(227,008)
Vanguard Australian Shares Index ETF	BNP Paribas SA	22,927	01/14/28	0.25%	1D AONIA	Monthly	(513)
Vanguard Russell 2000 ETF	Bank of America N.A.	2,099,814	02/15/28	0.55%	1D OBFR01	Monthly	4,876
Vanguard Russell 2000 ETF	Barclays Bank PLC	14,199,919	02/16/27	0.20%	1D OBFR01	Monthly	76,248
Vanguard Russell 2000 ETF	BNP Paribas SA	2,072,523	01/28/28	0.20%	1D OBFR01	Monthly	35,761
Vanguard Russell 2000 ETF	UBS AG	33,239,242	01/14/31	0.20%	1D OBFR01	Monthly	1,055,688
Var Energi ASA	Bank of America N.A.	13,059,929	02/15/28	0.26%	NOWA	Monthly	772,142
Var Energi ASA	Bank of America N.A.	111,424	02/15/28	0.26%	NOWA	Monthly	6,588
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Var Energi ASA	Barclays Bank PLC	$ 1,789,650	02/26/27	0.26%	NOWA	Monthly	$ 96,474
Var Energi ASA	UBS AG	6,517,262	04/18/28	0.25%	NOWA	Monthly	385,320
Var Energi ASA	UBS AG	991,044	09/03/29	0.25%	NOWA	Monthly	46,576
Var Energi ASA	UBS AG	15,918,984	01/20/31	0.25%	NOWA	Monthly	941,178
VAT Group AG	Morgan Stanley & Co. International PLC	16,513,314	01/04/27	0.26%	SSARON	Monthly	672
Vaxcyte, Inc.	UBS AG	685,812	01/14/31	0.20%	1D OBFR01	Monthly	(25,950)
Veeva Systems, Inc., Class A	Bank of America N.A.	839,815	02/15/28	0.20%	1D OBFR01	Monthly	(26,899)
Veeva Systems, Inc., Class A	BNP Paribas SA	4,876,962	01/28/28	0.20%	1D OBFR01	Monthly	(330,281)
Veeva Systems, Inc., Class A	Morgan Stanley & Co. International PLC	2,378,249	02/05/27	0.20%	1D FEDL01	Monthly	(113,409)
Veeva Systems, Inc., Class A	UBS AG	265,613	01/14/31	0.20%	1D OBFR01	Monthly	(18,713)
Ventas, Inc.	Bank of America N.A.	87,161	02/15/28	0.20%	1D OBFR01	Monthly	3,071
Ventas, Inc.	Barclays Bank PLC	331,133	02/16/27	0.20%	1D OBFR01	Monthly	32,080
Ventas, Inc.	SG Americas Securities LLC	28,548,031	12/08/27	0.20%	1D OBFR01	Monthly	1,318,746
Ventas, Inc.	UBS AG	221,086	01/14/31	0.20%	1D OBFR01	Monthly	7,789
Ventia Services Group Pty Ltd.	BNP Paribas SA	622,628	03/22/27	0.25%	1D AONIA	Monthly	21,397
Veralto Corp.	SG Americas Securities LLC	15,684,422	12/08/27	0.20%	1D OBFR01	Monthly	(393,541)
Veridis Environment Ltd.	Barclays Bank PLC	49,216	02/22/27	0.60%	SHIR	Monthly	495
Veridis Environment Ltd.	BNP Paribas SA	277,654	01/13/28	0.70%	SHIR	Monthly	14,742
Veris Residential, Inc.	Bank of America N.A.	576,960	02/15/28	0.20%	1D OBFR01	Monthly	2,137
VeriSign, Inc.	Barclays Bank PLC	69,223	02/16/27	0.20%	1D OBFR01	Monthly	(446)
Verisk Analytics, Inc., Class A	BNP Paribas SA	6,904,478	01/24/28	0.20%	1D OBFR01	Monthly	280,117
Verizon Communications, Inc.	Goldman Sachs Bank USA	30,885,331	08/18/26	0.20%	1D FEDL01	Monthly	1,419,215
Vermilion Energy, Inc.	Morgan Stanley & Co. International PLC	2,463,443	01/04/27	0.20%	CABROVER	Monthly	229,021
Vermilion Energy, Inc.	UBS AG	11,791,229	04/21/28	0.25%	1D CORRA	Monthly	1,042,667
Versamet Royalties Corp.	Barclays Bank PLC	46,923	02/16/27	0.20%	CABROVER	Monthly	(3,872)
Versigent PLC	Barclays Bank PLC	283,656	02/16/27	0.15%	1D OBFR01	Monthly	1,140
Vertex Corp.	Bank of America N.A.	130,817	03/15/28	0.25%	1D P TONA	Monthly	(5,366)
Vertex Corp.	Barclays Bank PLC	110,597	01/20/27	0.00%	1D P TONA	Monthly	(3,963)
Vertex Pharmaceuticals, Inc.	Bank of America N.A.	230,126	02/15/28	0.20%	1D OBFR01	Monthly	(7,461)
Vertex Pharmaceuticals, Inc.	Morgan Stanley & Co. International PLC	9,453,234	02/05/27	0.20%	1D FEDL01	Monthly	(222,254)
Vestas Wind Systems A/S	SG Americas Securities LLC	11,064,492	12/08/27	0.23%	DESTR	Monthly	367,025
Vestas Wind Systems A/S	SG Americas Securities LLC	28,779,333	12/08/27	0.26%	DESTR	Monthly	954,653
VICI Properties, Inc.	BNP Paribas SA	454,693	01/28/28	0.20%	1D OBFR01	Monthly	17,295
VICI Properties, Inc.	UBS AG	14,363,291	04/18/28	0.20%	1D OBFR01	Monthly	546,346
VICI Properties, Inc.	UBS AG	1,387,175	01/22/31	0.20%	1D OBFR01	Monthly	52,765
Victoria’s Secret & Co.	Goldman Sachs Bank USA	1,067,820	08/18/26	0.20%	1D FEDL01	Monthly	48,909
Victory Giant Technology Huizhou Co. Ltd., Class H	Barclays Bank PLC	850,395	01/20/27	0.00%	HONIA	Monthly	46,739
Vidrala SA	Bank of America N.A.	50,452	02/15/28	0.26%	1D ESTR	Monthly	(2,099)
Vidrala SA	UBS AG	238,894	01/03/31	0.26%	1D ESTR	Monthly	(9,939)
Viking Holdings Ltd.	Bank of America N.A.	407,068	02/15/28	0.20%	1D OBFR01	Monthly	3,711
Viking Holdings Ltd.	Barclays Bank PLC	238,430	02/16/27	0.20%	1D OBFR01	Monthly	5,662
Viking Holdings Ltd.	BNP Paribas SA	81,008	01/28/28	0.20%	1D OBFR01	Monthly	739
Viking Holdings Ltd.	SG Americas Securities LLC	8,562,915	12/08/27	0.20%	1D OBFR01	Monthly	441,943
Viking Holdings Ltd.	UBS AG	188,161	01/14/31	0.20%	1D OBFR01	Monthly	4,246
Vinci SA	Barclays Bank PLC	155,757	02/19/27	0.26%	1D ESTR	Monthly	(2,266)
Vinci SA	Citibank N.A.	12,047,759	06/25/26	0.26%	1D ESTR	Monthly	(7,595)
Vinci SA	Morgan Stanley & Co. International PLC	21,023,682	01/04/27	0.26%	1D ESTR	Monthly	(104,505)
Vinci SA	UBS AG	221,112	01/03/31	0.26%	1D ESTR	Monthly	(8,343)
Viper Energy, Inc., Class A	UBS AG	269,142	01/14/31	0.20%	1D OBFR01	Monthly	16,669
Virtu Financial, Inc., Class A	Bank of America N.A.	6,285,656	02/15/28	0.20%	1D OBFR01	Monthly	(115,550)
Virtus Investment Partners, Inc.	Morgan Stanley & Co. International PLC	102,347	02/08/27	0.20%	1D FEDL01	Monthly	1,721
Visa, Inc., Class A	Goldman Sachs Bank USA	23,576,360	08/18/26	0.20%	1D FEDL01	Monthly	1,219,032
Viscofan SA	BNP Paribas SA	180,322	01/13/28	0.26%	1D ESTR	Monthly	2,768
Vistance Networks, Inc.	BNP Paribas SA	120,637	01/28/28	0.20%	1D OBFR01	Monthly	(39,312)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Vistance Networks, Inc.	UBS AG	$ 50,604	01/14/31	0.20%	1D OBFR01	Monthly	$ 14,791
Visteon Corp.	Bank of America N.A.	30,377	02/15/28	0.20%	1D OBFR01	Monthly	6,041
Visteon Corp.	Barclays Bank PLC	230,777	02/16/27	0.15%	1D OBFR01	Monthly	27,050
Vistra Corp.	Bank of America N.A.	105,096	02/15/28	0.20%	1D OBFR01	Monthly	(3,290)
Vital Farms, Inc.	Citibank N.A.	2,116,404	06/25/26	0.20%	1D OBFR01	Monthly	186,679
Vitesse Energy, Inc.	Bank of America N.A.	154,878	02/15/28	0.20%	1D OBFR01	Monthly	5,914
Vitesse Energy, Inc.	Barclays Bank PLC	654,214	02/16/27	0.15%	1D OBFR01	Monthly	14,617
Vitesse Energy, Inc.	UBS AG	53,776	01/14/31	0.20%	1D OBFR01	Monthly	2,053
Vodafone Group PLC	Barclays Bank PLC	450,712	02/19/27	0.25%	1D SONIA	Monthly	11,185
Vodafone Group PLC	Citibank N.A.	34,432,115	07/06/26	0.14%	1D SONIA	Monthly	820,786
Vodafone Group PLC	Goldman Sachs Bank USA	12,014,710	08/19/26	0.10%	1D SONIA	Monthly	91,262
Voestalpine AG	Bank of America N.A.	1,206,423	02/15/28	0.26%	1D ESTR	Monthly	69,348
Voestalpine AG	Barclays Bank PLC	755,374	12/10/26	0.26%	1D ESTR	Monthly	13,915
Voestalpine AG	Morgan Stanley & Co. International PLC	2,149,638	01/04/27	0.26%	1D ESTR	Monthly	54,874
Voestalpine AG	UBS AG	478,755	01/03/31	0.15%	1D ESTR	Monthly	23,643
Volkswagen AG	Bank of America N.A.	4,886,702	02/15/28	0.00%	1D ESTR	Monthly	(74,578)
Volkswagen AG	Barclays Bank PLC	2,559,895	02/19/27	0.26%	1D ESTR	Monthly	(67,382)
Volkswagen AG	BNP Paribas SA	934,838	01/13/28	0.26%	1D ESTR	Monthly	(14,660)
Volkswagen AG	UBS AG	5,496,353	01/03/31	0.26%	1D ESTR	Monthly	(252,230)
Volvo Car AB, Class B	Barclays Bank PLC	828,160	02/19/27	0.26%	1D STIBOR	Monthly	(23,299)
Volvo Car AB, Class B	BNP Paribas SA	285,173	01/13/28	0.26%	1D STIBOR	Monthly	(10,080)
Volvo Car AB, Class B	SG Americas Securities LLC	6,407,415	12/08/27	(1.81)%	1D STIBOR	Monthly	(116,607)
Volvo Car AB, Class B	UBS AG	4,945,423	04/24/28	(0.70)%	TN STIBOR	Monthly	(174,812)
Volvo Car AB, Class B	UBS AG	325,172	01/03/31	0.00%	TN STIBOR	Monthly	(11,494)
Vonovia SE	Bank of America N.A.	190,706	02/15/28	0.26%	1D ESTR	Monthly	(3,612)
Vonovia SE	BNP Paribas SA	345,786	01/13/28	0.26%	1D ESTR	Monthly	(8,188)
Vonovia SE	Goldman Sachs Bank USA	36,414,834	08/19/26	0.10%	1D ESTR	Monthly	(655,504)
Vonovia SE	UBS AG	12,334,195	09/03/29	0.23%	1D ESTR	Monthly	(188,231)
Vontier Corp.	Bank of America N.A.	827,964	02/15/28	0.20%	1D OBFR01	Monthly	(15,353)
Vontier Corp.	BNP Paribas SA	737,485	01/24/28	0.20%	1D OBFR01	Monthly	(5,139)
Vontier Corp.	BNP Paribas SA	250,141	01/28/28	0.20%	1D OBFR01	Monthly	(3,573)
Vornado Realty Trust	Bank of America N.A.	6,457	02/15/28	0.20%	1D OBFR01	Monthly	298
Vornado Realty Trust	Barclays Bank PLC	505,425	02/16/27	0.15%	1D OBFR01	Monthly	12,121
Vornado Realty Trust	UBS AG	114,023	01/14/31	0.20%	1D OBFR01	Monthly	5,268
Vossloh AG	Bank of America N.A.	51,535	02/15/28	0.26%	1D ESTR	Monthly	762
Vossloh AG	Barclays Bank PLC	49,179	02/19/27	0.26%	1D ESTR	Monthly	99
Vossloh AG	BNP Paribas SA	92,920	01/13/28	0.26%	1D ESTR	Monthly	1,374
Vossloh AG	UBS AG	124,069	01/03/31	0.00%	1D ESTR	Monthly	1,834
Voya Financial, Inc.	Barclays Bank PLC	14,299,065	12/23/26	0.20%	1D OBFR01	Monthly	1,127,118
VSE Corp.	Barclays Bank PLC	202,415	02/16/27	0.15%	1D OBFR01	Monthly	(12,365)
Vulcan Materials Co.	Barclays Bank PLC	434,005	02/16/27	0.20%	1D OBFR01	Monthly	17,398
Vulcan Materials Co.	BNP Paribas SA	7,900,448	05/17/27	0.20%	1D OBFR01	Monthly	284,552
W.R. Berkley Corp.	BNP Paribas SA	980,329	01/24/28	0.20%	1D OBFR01	Monthly	10,827
W.R. Berkley Corp.	UBS AG	827,817	04/18/28	0.20%	1D OBFR01	Monthly	(8,348)
Wacker Chemie AG	Bank of America N.A.	165,346	02/15/28	0.26%	1D ESTR	Monthly	4,634
Wacker Chemie AG	Barclays Bank PLC	140,290	02/19/27	0.26%	1D ESTR	Monthly	(6,852)
Wacom Co. Ltd.	Bank of America N.A.	328,549	02/15/28	0.25%	1D P TONA	Monthly	(21,088)
Wacom Co. Ltd.	BNP Paribas SA	4,188,017	03/24/27	0.25%	1D TONA	Monthly	(268,806)
WaFd, Inc.	Bank of America N.A.	90,944	02/15/28	0.20%	1D OBFR01	Monthly	8,176
WaFd, Inc.	Barclays Bank PLC	271,735	02/16/27	0.20%	1D OBFR01	Monthly	2,792
Wakita & Co. Ltd.	Barclays Bank PLC	1,237,545	05/12/27	0.15%	1D P TONA	Monthly	1,014
Walker & Dunlop, Inc.	Bank of America N.A.	78,384	02/15/28	0.20%	1D OBFR01	Monthly	2,176
Walker & Dunlop, Inc.	BNP Paribas SA	1,193,396	01/28/28	0.20%	1D OBFR01	Monthly	33,130
Wallenstam AB, Class B	BNP Paribas SA	293,000	01/13/28	0.26%	1D STIBOR	Monthly	(22,697)
Walmart, Inc.	UBS AG	831,000	01/14/31	0.20%	1D OBFR01	Monthly	28,260
Walt Disney Co.	Bank of America N.A.	1,798,666	02/15/28	0.20%	1D OBFR01	Monthly	12,394
Walt Disney Co.	Barclays Bank PLC	2,537,797	02/16/27	0.20%	1D OBFR01	Monthly	(25,906)
Walt Disney Co.	BNP Paribas SA	204,328	01/28/28	0.20%	1D OBFR01	Monthly	1,408
Walt Disney Co.	Morgan Stanley & Co. International PLC	39,551,413	02/05/27	0.20%	1D FEDL01	Monthly	(79,622)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Wanguo Gold Group Ltd.	Bank of America N.A.	$ 37,441	02/15/28	0.15%	HONIA	Monthly	$ (5,713)
Wanguo Gold Group Ltd.	BNP Paribas SA	82,541	01/14/28	0.15%	HONIA	Monthly	(12,594)
Want Want China Holdings Ltd.	BNP Paribas SA	122,700	01/14/28	0.30%	HONIA	Monthly	(1,372)
Warner Music Group Corp., Class A	Bank of America N.A.	138,220	02/15/28	0.20%	1D OBFR01	Monthly	(3,711)
Warner Music Group Corp., Class A	UBS AG	53,243	01/14/31	0.20%	1D OBFR01	Monthly	(2,187)
Wartsila OYJ Abp	BNP Paribas SA	30,284,440	08/17/26	0.26%	1D ESTR	Monthly	454,586
Wartsila OYJ Abp	Morgan Stanley & Co. International PLC	10,071,807	01/06/27	0.26%	1D ESTR	Monthly	(341,694)
Waste Connections, Inc.	SG Americas Securities LLC	11,461,885	12/08/27	0.20%	1D OBFR01	Monthly	120,237
Waste Connections, Inc.	UBS AG	60,020	01/14/31	0.20%	1D OBFR01	Monthly	433
Waste Management, Inc.	BNP Paribas SA	17,087,473	05/17/27	0.20%	1D OBFR01	Monthly	521,446
Waters Corp.	Bank of America N.A.	10,366,203	02/15/28	0.00%	1D OBFR01	Monthly	(497,746)
Waters Corp.	Bank of America N.A.	31,641	02/15/28	0.20%	1D OBFR01	Monthly	(1,646)
Waters Corp.	Barclays Bank PLC	101,317	02/16/27	0.15%	1D OBFR01	Monthly	(7,620)
WaVe Life Sciences Ltd.	BNP Paribas SA	2,035,054	05/17/27	0.20%	1D OBFR01	Monthly	(142,105)
Wayfair, Inc., Class A	Bank of America N.A.	179,420	02/15/28	0.20%	1D OBFR01	Monthly	(38,390)
Wayfair, Inc., Class A	SG Americas Securities LLC	9,003,449	12/08/27	0.19%	1D OBFR01	Monthly	(1,244,073)
Waypoint REIT Ltd.	Barclays Bank PLC	1,929,281	05/12/27	0.00%	1D AONIA	Monthly	(991)
WD-40 Co.	Barclays Bank PLC	2,981,258	12/23/26	0.20%	1D OBFR01	Monthly	(187,110)
Weave Communications, Inc.	Barclays Bank PLC	75,436	02/16/27	0.20%	1D OBFR01	Monthly	(7,098)
Webjet Ltd.	SG Americas Securities LLC	3,596,135	12/08/27	0.30%	1D AONIA	Monthly	(254,676)
Webuild SpA	Bank of America N.A.	1,272,115	02/15/28	0.26%	1D ESTR	Monthly	(28,205)
Webuild SpA	BNP Paribas SA	1,872,913	03/17/27	0.15%	1D ESTR	Monthly	(41,525)
Webuild SpA	Goldman Sachs Bank USA	1,414,217	08/19/26	0.26%	1D ESTR	Monthly	(26,638)
Webuild SpA	UBS AG	3,491,101	04/24/28	0.23%	1D ESTR	Monthly	(21,290)
Webull Corp., Class A	Morgan Stanley & Co. International PLC	141,721	02/08/27	0.20%	1D FEDL01	Monthly	(8,577)
WEC Energy Group, Inc.	Bank of America N.A.	2,211,982	02/15/28	0.20%	1D OBFR01	Monthly	48,456
WEC Energy Group, Inc.	Barclays Bank PLC	348,077	02/16/27	0.15%	1D OBFR01	Monthly	13,999
WEC Energy Group, Inc.	BNP Paribas SA	1,577,580	01/28/28	0.20%	1D OBFR01	Monthly	42,444
WEC Energy Group, Inc.	UBS AG	5,388,927	04/18/28	0.20%	1D OBFR01	Monthly	165,221
WEC Energy Group, Inc.	UBS AG	3,712,531	01/14/31	0.20%	1D OBFR01	Monthly	99,407
Weebit Nano Ltd.	BNP Paribas SA	243,582	01/14/28	0.25%	1D AONIA	Monthly	21,192
Weir Group PLC	Bank of America N.A.	2,059,602	02/15/28	0.25%	1D SONIA	Monthly	(263,393)
Weir Group PLC	Barclays Bank PLC	85,322	02/19/27	0.25%	1D SONIA	Monthly	(4,857)
Weir Group PLC	Barclays Bank PLC	5,246,733	08/18/27	0.25%	1D SONIA	Monthly	(616,067)
Weir Group PLC	BNP Paribas SA	4,380,893	01/13/28	0.25%	1D SONIA	Monthly	(575,424)
Weir Group PLC	UBS AG	1,809,422	01/03/31	0.25%	1D SONIA	Monthly	(237,462)
Weir Group PLC	UBS AG	111,471	01/20/31	0.25%	1D SONIA	Monthly	382
Weis Markets, Inc.	Barclays Bank PLC	6,221,244	12/23/26	0.20%	1D OBFR01	Monthly	(99,442)
Wellcell Holdings Co. Ltd.	Bank of America N.A.	102,603	02/15/28	0.00%	HONIA	Monthly	7,371
Wells Fargo & Co.	Morgan Stanley & Co. International PLC	63,228,760	02/05/27	0.20%	1D FEDL01	Monthly	1,306,989
Wells Fargo & Co.	UBS AG	127,611	01/22/31	0.20%	1D OBFR01	Monthly	2,641
Welltower, Inc.	Barclays Bank PLC	149,575	02/16/27	0.20%	1D OBFR01	Monthly	13,212
Welltower, Inc.	BNP Paribas SA	512,475	01/28/28	0.20%	1D OBFR01	Monthly	14,574
Welltower, Inc.	UBS AG	11,412	01/14/31	0.20%	1D OBFR01	Monthly	325
Wendy’s Co.	Bank of America N.A.	14,449	02/15/28	0.20%	1D OBFR01	Monthly	126
Wendy’s Co.	Barclays Bank PLC	750,562	02/16/27	0.15%	1D OBFR01	Monthly	(14,800)
Wendy’s Co.	BNP Paribas SA	269,342	01/28/28	0.20%	1D OBFR01	Monthly	2,342
Wereldhave NV	SG Americas Securities LLC	107,124	12/08/27	0.26%	1D ESTR	Monthly	(1,278)
Werner Enterprises, Inc.	BNP Paribas SA	405,569	01/28/28	0.20%	1D OBFR01	Monthly	79,456
Werner Enterprises, Inc.	UBS AG	83,642	01/14/31	0.20%	1D OBFR01	Monthly	16,387
WesBanco, Inc.	Barclays Bank PLC	361,121	02/16/27	0.20%	1D OBFR01	Monthly	13,965
WesBanco, Inc.	BNP Paribas SA	624,485	01/28/28	0.20%	1D OBFR01	Monthly	(28,267)
WesBanco, Inc.	UBS AG	3,074,102	01/14/31	0.20%	1D OBFR01	Monthly	(139,150)
WESCO International, Inc.	BNP Paribas SA	2,415,623	01/24/28	0.20%	1D OBFR01	Monthly	341,028
Wesdome Gold Mines Ltd.	Morgan Stanley & Co. International PLC	8,451,531	01/04/27	0.20%	CABROVER	Monthly	(1,249,979)
Wesfarmers Ltd.	Morgan Stanley & Co. International PLC	9,171,851	01/07/27	0.29%	1D AONIA	Monthly	(65,883)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
West African Resources Ltd.	UBS AG	$ 2,378,047	04/03/28	0.25%	1D AONIA	Monthly	$ (329,000)
Westamerica BanCorp.	Bank of America N.A.	1,092,239	02/15/28	0.20%	1D OBFR01	Monthly	26,692
Westgold Resources Ltd.	Barclays Bank PLC	202,971	09/09/27	0.00%	1D AONIA	Monthly	(23,552)
Westgold Resources Ltd.	SG Americas Securities LLC	1,695,548	12/08/27	0.30%	1D AONIA	Monthly	(318,153)
Westinghouse Air Brake Technologies Corp.	Bank of America N.A.	161,120	02/15/28	0.20%	1D OBFR01	Monthly	7,831
Westinghouse Air Brake Technologies Corp.	Barclays Bank PLC	4,209,949	12/23/26	0.20%	1D OBFR01	Monthly	134,740
Westinghouse Air Brake Technologies Corp.	Barclays Bank PLC	605,680	02/16/27	0.20%	1D OBFR01	Monthly	19,385
Westlake Corp.	Bank of America N.A.	146,368	02/15/28	0.20%	1D OBFR01	Monthly	38
WH Group Ltd.	Bank of America N.A.	9,845,311	02/15/28	0.30%	HONIA	Monthly	(1,036,349)
WH Group Ltd.	Barclays Bank PLC	16,232,840	05/13/27	0.30%	HONIA	Monthly	(1,749,556)
Wharf Real Estate Investment Co. Ltd.	Citibank N.A.	2,597,219	02/24/27	0.28%	HONIA	Monthly	39,498
Wheaton Precious Metals Corp.	Bank of America N.A.	240,817	02/15/28	0.20%	CABROVER	Monthly	(37,323)
Wheaton Precious Metals Corp.	Barclays Bank PLC	4,635,808	10/23/26	0.15%	CABROVER	Monthly	(586,528)
Wheaton Precious Metals Corp.	Morgan Stanley & Co. International PLC	9,890,347	01/06/27	0.20%	CABROVER	Monthly	(1,321,010)
Whirlpool Corp.	Barclays Bank PLC	54,875	02/16/27	0.15%	1D OBFR01	Monthly	848
Whirlpool Corp.	BNP Paribas SA	1,214,484	05/17/27	0.20%	1D OBFR01	Monthly	16,762
Whirlpool Corp.	UBS AG	701,112	01/14/31	0.20%	1D OBFR01	Monthly	3,899
Whitbread PLC	Barclays Bank PLC	1,819,403	08/18/27	0.15%	1D SONIA	Monthly	(167,215)
White Mountains Insurance Group Ltd.	Bank of America N.A.	3,629,673	02/15/28	0.20%	1D OBFR01	Monthly	(94,200)
White Mountains Insurance Group Ltd.	Barclays Bank PLC	785,140	02/16/27	0.20%	1D OBFR01	Monthly	(12,871)
White Mountains Insurance Group Ltd.	BNP Paribas SA	2,098,977	01/28/28	0.20%	1D OBFR01	Monthly	(54,475)
Wickes Group PLC	Morgan Stanley & Co. International PLC	1,587,719	01/04/27	0.25%	1D SONIA	Monthly	(140,647)
Wihlborgs Fastigheter AB	Bank of America N.A.	60,559	02/15/28	0.26%	1D STIBOR	Monthly	(6,029)
Wihlborgs Fastigheter AB	BNP Paribas SA	98,713	11/17/27	0.25%	1D STIBOR	Monthly	(9,827)
Willdan Group, Inc.	Goldman Sachs Bank USA	2,255,435	08/18/26	0.20%	1D FEDL01	Monthly	(74,539)
Willdan Group, Inc.	SG Americas Securities LLC	2,538,713	12/08/27	0.20%	1D OBFR01	Monthly	(145,473)
Williams Cos, Inc.	UBS AG	62,198	01/14/31	0.20%	1D OBFR01	Monthly	4,878
Williams-Sonoma, Inc.	UBS AG	58,004	04/18/28	0.20%	1D OBFR01	Monthly	(4,728)
Willis Towers Watson PLC	BNP Paribas SA	9,023,536	01/24/28	0.20%	1D OBFR01	Monthly	(1,078,517)
Willis Towers Watson PLC	UBS AG	142,569	01/14/31	0.20%	1D OBFR01	Monthly	(17,544)
Wingstop , Inc.	BNP Paribas SA	623,608	05/17/27	0.20%	1D OBFR01	Monthly	(88,444)
Winmark Corp.	Barclays Bank PLC	48,576	02/16/27	0.15%	1D OBFR01	Monthly	(3,678)
Winnebago Industries, Inc.	Goldman Sachs Bank USA	87,259	08/18/26	0.20%	1D FEDL01	Monthly	2,647
Winpak Ltd.	Morgan Stanley & Co. International PLC	1,407,860	01/04/27	0.20%	CABROVER	Monthly	(70,593)
WisdomTree, Inc.	BNP Paribas SA	1,560,643	05/17/27	0.20%	1D OBFR01	Monthly	(1,471)
Wix.com Ltd.	UBS AG	221,268	04/18/28	0.20%	1D OBFR01	Monthly	(6,310)
Wolters Kluwer NV, Class C	Bank of America N.A.	2,581,426	02/15/28	0.26%	1D ESTR	Monthly	(22,395)
Wolters Kluwer NV, Class C	Barclays Bank PLC	3,110,675	02/19/27	0.26%	1D ESTR	Monthly	(89,147)
Wolters Kluwer NV, Class C	Barclays Bank PLC	2,601,268	02/26/27	0.26%	1D ESTR	Monthly	(74,548)
Wolters Kluwer NV, Class C	Barclays Bank PLC	19,916,676	08/18/27	0.26%	1D ESTR	Monthly	(570,781)
Wolters Kluwer NV, Class C	BNP Paribas SA	3,542,149	01/13/28	0.26%	1D ESTR	Monthly	(30,730)
Wolters Kluwer NV, Class C	SG Americas Securities LLC	10,124,857	12/08/27	0.15%	1D ESTR	Monthly	297,483
Woodside Energy Group Ltd.	BNP Paribas SA	6,930,491	03/22/27	0.25%	1D AONIA	Monthly	9,897
Woodside Energy Group Ltd.	UBS AG	63,519	01/03/31	0.15%	1D AONIA	Monthly	4,977
Woodward, Inc.	Barclays Bank PLC	1,115,565	02/16/27	0.15%	1D OBFR01	Monthly	(10,624)
Woodward, Inc.	BNP Paribas SA	2,374,384	01/28/28	0.20%	1D OBFR01	Monthly	(181,925)
Woodward, Inc.	Morgan Stanley & Co. International PLC	30,083,977	02/05/27	0.20%	1D FEDL01	Monthly	(286,491)
Woodward, Inc.	UBS AG	6,885,905	01/14/31	0.20%	1D OBFR01	Monthly	(345,551)
Workday, Inc., Class A	BNP Paribas SA	8,549,336	01/24/28	0.20%	1D OBFR01	Monthly	(120,505)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Workiva, Inc., Class A	Morgan Stanley & Co. International PLC	$ 7,290,167	02/08/27	0.20%	1D FEDL01	Monthly	$ (253,590)
World Acceptance Corp.	UBS AG	2,486,484	04/21/28	0.20%	1D OBFR01	Monthly	233,033
World Kinect Corp.	Barclays Bank PLC	108,969	02/16/27	0.20%	1D OBFR01	Monthly	17,817
World Kinect Corp.	BNP Paribas SA	5,189,717	05/17/27	0.20%	1D OBFR01	Monthly	676,447
World Kinect Corp.	UBS AG	64,589	01/14/31	0.20%	1D OBFR01	Monthly	8,419
Worley Ltd.	Bank of America N.A.	127,656	02/15/28	0.25%	1D AONIA	Monthly	3,964
Worthington Industries, Inc.	Morgan Stanley & Co. International PLC	101,609	02/08/27	0.20%	1D FEDL01	Monthly	(1,698)
WP Carey, Inc.	Bank of America N.A.	1,556,650	02/15/28	0.20%	1D OBFR01	Monthly	29,358
WP Carey, Inc.	Barclays Bank PLC	1,170,365	02/16/27	0.20%	1D OBFR01	Monthly	964
WP Carey, Inc.	BNP Paribas SA	116,604	01/28/28	0.20%	1D OBFR01	Monthly	2,199
WP Carey, Inc.	UBS AG	20,414,587	04/18/28	0.20%	1D OBFR01	Monthly	351,866
WPP PLC	Bank of America N.A.	145,406	02/15/28	0.15%	1D SONIA	Monthly	1,698
WPP PLC	Barclays Bank PLC	179,754	02/19/27	0.25%	1D SONIA	Monthly	(659)
WPP PLC	UBS AG	381,833	01/03/31	0.25%	1D SONIA	Monthly	4,459
WPP PLC	UBS AG	1,086,930	01/20/31	0.25%	1D SONIA	Monthly	12,694
WSFS Financial Corp.	UBS AG	63,752	01/14/31	0.20%	1D OBFR01	Monthly	2,677
WSP Global, Inc.	Bank of America N.A.	10,585,651	02/15/28	0.20%	CABROVER	Monthly	(106,645)
Wuestenrot & Wuerttembergische AG, Class N	BNP Paribas SA	91,818	01/13/28	0.26%	1D ESTR	Monthly	(1,591)
Xanadu Quantum Technologies Ltd., Class B	Bank of America N.A.	35,883	02/15/28	0.20%	CABROVER	Monthly	(5,766)
Xanadu Quantum Technologies Ltd., Class B	BNP Paribas SA	255,322	08/17/26	0.20%	CABROVER	Monthly	(12,758)
Xcel Energy, Inc.	Bank of America N.A.	390,093	02/15/28	0.20%	1D OBFR01	Monthly	17,026
Xcel Energy, Inc.	Barclays Bank PLC	5,726,478	02/16/27	0.20%	1D OBFR01	Monthly	354,835
Xcel Energy, Inc.	BNP Paribas SA	2,327,725	01/28/28	0.20%	1D OBFR01	Monthly	127,263
Xcel Energy, Inc.	UBS AG	2,399,061	01/14/31	0.20%	1D OBFR01	Monthly	131,163
Xeris Biopharma Holdings, Inc.	SG Americas Securities LLC	126,158	12/08/27	0.20%	1D OBFR01	Monthly	1,708
XPO, Inc.	Barclays Bank PLC	2,768,644	12/23/26	0.20%	1D OBFR01	Monthly	(12,396)
XPO, Inc.	Barclays Bank PLC	1,648,869	02/16/27	0.20%	1D OBFR01	Monthly	(5,378)
XPO, Inc.	BNP Paribas SA	6,022,589	01/28/28	0.20%	1D OBFR01	Monthly	280,613
XPO, Inc.	Citibank N.A.	9,145,081	02/24/28	0.20%	1D OBFR01	Monthly	(40,944)
XPO, Inc.	UBS AG	10,628,692	01/14/31	0.15%	1D OBFR01	Monthly	(99,874)
XtalPi Holdings Ltd.	Bank of America N.A.	103,466	02/15/28	0.15%	HONIA	Monthly	(5,148)
XtalPi Holdings Ltd.	BNP Paribas SA	121,676	01/14/28	0.15%	HONIA	Monthly	(2,465)
Xylem, Inc.	Barclays Bank PLC	24,199,582	12/23/26	0.18%	1D OBFR01	Monthly	(611,538)
Xylem, Inc.	BNP Paribas SA	391,344	01/28/28	0.20%	1D OBFR01	Monthly	(21,976)
Yahagi Construction Co. Ltd.	Morgan Stanley & Co. International PLC	1,166,812	01/06/27	0.25%	1D P TONA	Monthly	60,490
Yakult Honsha Co. Ltd.	UBS AG	9,534,898	09/03/29	0.17%	1D P TONA	Monthly	21,950
Yamaguchi Financial Group, Inc.	SG Americas Securities LLC	2,136,915	12/08/27	0.25%	1D P TONA	Monthly	9,238
Yamaguchi Financial Group, Inc.	UBS AG	3,739,914	04/03/28	0.25%	1D P TONA	Monthly	(43,858)
Yamaichi Electronics Co. Ltd.	UBS AG	1,334,355	04/03/28	0.25%	1D P TONA	Monthly	26,740
Yamaichi Electronics Co. Ltd.	UBS AG	59,509	01/06/31	0.25%	1D P TONA	Monthly	540
Yamato Holdings Co. Ltd.	Barclays Bank PLC	3,117,551	05/12/27	0.00%	1D P TONA	Monthly	(60,895)
Yamazen Corp.	Bank of America N.A.	707,751	02/15/28	0.25%	1D P TONA	Monthly	(12,428)
Yamazen Corp.	BNP Paribas SA	1,391,511	03/24/27	0.25%	1D TONA	Monthly	(24,435)
Yamazen Corp.	Goldman Sachs Bank USA	528,113	08/19/26	0.25%	1D P TONA	Monthly	(9,567)
Yamazen Corp.	UBS AG	1,104,252	04/03/28	0.25%	1D P TONA	Monthly	(18,055)
Yaskawa Electric Corp.	Bank of America N.A.	7,971,706	03/15/28	0.25%	1D P TONA	Monthly	414,586
Yaskawa Electric Corp.	Bank of America N.A.	673,551	03/15/28	0.00%	1D P TONA	Monthly	3,735
Yaskawa Electric Corp.	Barclays Bank PLC	3,029,028	01/26/27	0.00%	1D P TONA	Monthly	109,183
Yaskawa Electric Corp.	Barclays Bank PLC	28,392,223	05/12/27	0.00%	1D P TONA	Monthly	1,036,040
Yaskawa Electric Corp.	BNP Paribas SA	242,939	01/14/28	0.25%	1D TONA	Monthly	8,827
Yaskawa Electric Corp.	Citibank N.A.	16,899,985	02/24/27	0.22%	1D P TONA	Monthly	610,168
Yellow Hat Ltd.	BNP Paribas SA	3,852,864	03/24/27	0.25%	1D TONA	Monthly	(93,686)
YETI Holdings, Inc.	Barclays Bank PLC	56,869	02/16/27	0.15%	1D OBFR01	Monthly	(1,665)
YH Dimri Construction & Development Ltd.	UBS AG	60,315	01/13/31	0.40%	SHIR	Monthly	(6,746)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Yodoko Ltd.	Barclays Bank PLC	$ 642,706	01/20/27	0.15%	1D P TONA	Monthly	$ 398
Yodoko Ltd.	BNP Paribas SA	905,525	01/14/28	0.25%	1D TONA	Monthly	(39,181)
Yokogawa Bridge Holdings Corp	BNP Paribas SA	3,860,302	03/24/27	0.25%	1D TONA	Monthly	(60,832)
Yokogawa Electric Corp.	BNP Paribas SA	5,385,107	01/21/28	0.25%	1D TONA	Monthly	63,866
Yokohama Financial Group, Inc.	BNP Paribas SA	284,560	01/21/28	0.25%	1D TONA	Monthly	(10,224)
Yokohama Financial Group, Inc.	Citibank N.A.	354,677	02/24/27	0.15%	1D P TONA	Monthly	9,839
York Water Co./The	Barclays Bank PLC	166,417	02/16/27	0.20%	1D OBFR01	Monthly	(3,151)
Yunfeng Financial Group Ltd.	UBS AG	76,202	01/04/30	0.15%	HONIA	Monthly	(525)
Zalando SE	Barclays Bank PLC	10,621,112	08/18/27	0.26%	1D ESTR	Monthly	(742,217)
Zealand Pharma A/S	Barclays Bank PLC	2,461,998	11/09/26	0.26%	DESTR	Monthly	(40,670)
Zealand Pharma A/S	Citibank N.A.	1,093,628	07/17/26	0.26%	DESTR	Monthly	(18,066)
Zeon Corp.	Bank of America N.A.	76,010	03/15/28	0.25%	1D P TONA	Monthly	919
Zeon Corp.	Morgan Stanley & Co. International PLC	12,383,911	01/06/27	0.25%	1D P TONA	Monthly	514,564
Zeta Global Holdings Corp., Class A	SG Americas Securities LLC	116,403	12/08/27	0.20%	1D OBFR01	Monthly	1,650
Zillow Group, Inc., Class C	Barclays Bank PLC	2,397,303	02/16/27	0.15%	1D OBFR01	Monthly	(85,395)
Zillow Group, Inc., Class C	UBS AG	2,081,749	01/14/31	0.20%	1D OBFR01	Monthly	25,875
Zinzino AB, Class B	Bank of America N.A.	8,438	02/15/28	0.26%	1D STIBOR	Monthly	(1,624)
Zinzino AB, Class B	Barclays Bank PLC	7,448	02/19/27	0.26%	1D STIBOR	Monthly	(508)
Zinzino AB, Class B	BNP Paribas SA	2,600	01/13/28	0.26%	1D STIBOR	Monthly	(500)
Zinzino AB, Class B	Citibank N.A.	119	07/29/26	0.26%	TN STIBOR	Monthly	(8)
Zinzino AB, Class B	SG Americas Securities LLC	15,821	12/08/27	0.26%	1D STIBOR	Monthly	(2,150)
Zions Bancorp NA	Barclays Bank PLC	10,908,068	12/23/26	0.20%	1D OBFR01	Monthly	260,638
Zions Bancorp NA	UBS AG	158,202	01/22/31	0.20%	1D OBFR01	Monthly	5,358
Zoetis, Inc., Class A	Bank of America N.A.	22,454	02/15/28	0.20%	1D OBFR01	Monthly	(610)
Zojirushi Corp.	Barclays Bank PLC	396,919	05/12/27	0.23%	1D P TONA	Monthly	(25,287)
Zoom Communications, Inc., Class A	Barclays Bank PLC	11,813,466	02/16/27	0.20%	1D OBFR01	Monthly	672,154
Zoom Communications, Inc., Class A	BNP Paribas SA	9,871,051	01/28/28	0.20%	1D OBFR01	Monthly	711,887
ZoomInfo Technologies, Inc., Class A	Bank of America N.A.	193,541	02/15/28	0.20%	1D OBFR01	Monthly	3,147
ZoomInfo Technologies, Inc., Class A	SG Americas Securities LLC	3,645,138	12/08/27	0.20%	1D OBFR01	Monthly	401,418
Zscaler, Inc.	Barclays Bank PLC	12,252,970	02/23/27	0.18%	1D OBFR01	Monthly	(974,632)
Zscaler, Inc.	Citibank N.A.	4,883,518	02/24/28	0.20%	1D OBFR01	Monthly	(342,911)
Zurich Insurance Group AG, Class N	BNP Paribas SA	255,940	01/14/28	0.26%	SSARON	Monthly	(6,335)
Zurn Elkay Water Solutions Corp.	Bank of America N.A.	56,510	02/15/28	0.20%	1D OBFR01	Monthly	(185)
Total long positions of equity swaps							65,886,949
Short Contracts(b)
10X Genomics, Inc., Class A	UBS AG	(4,759,206)	04/21/28	0.00%	1D OBFR01	Monthly	485,387
3i Group PLC	Bank of America N.A.	(1,056,937)	02/15/28	(0.25)%	1D SONIA	Monthly	98,011
3i Group PLC	BNP Paribas SA	(355,532)	01/13/28	(0.25)%	1D SONIA	Monthly	32,969
3i Group PLC	Citibank N.A.	(6,804,460)	06/25/26	(0.05)%	1D SONIA	Monthly	533,028
3i Group PLC	Citibank N.A.	(22,485,635)	07/06/26	(0.19)%	1D SONIA	Monthly	1,761,413
3i Group PLC	UBS AG	(107,312)	01/03/31	0.00%	1D SONIA	Monthly	1,484
A O Smith Corp.	Barclays Bank PLC	(4,746,425)	12/23/26	(0.15)%	1D OBFR01	Monthly	217,511
A O Smith Corp.	UBS AG	(2,253,754)	01/22/31	0.00%	1D OBFR01	Monthly	54,414
a2 Milk Co. Ltd.	Barclays Bank PLC	(371,557)	05/12/27	(0.15)%	1D AONIA	Monthly	4,316
a2 Milk Co. Ltd.	Goldman Sachs Bank USA	(979,636)	08/19/26	(0.30)%	1D AONIA	Monthly	76,463
a2 Milk Co. Ltd.	UBS AG	(474,067)	04/03/28	0.00%	1D AONIA	Monthly	37,002
A2A SpA	Barclays Bank PLC	(1,401,781)	02/26/27	(0.10)%	1D ESTR	Monthly	(19,559)
A2A SpA	Morgan Stanley & Co. International PLC	(3,222,537)	01/06/27	(0.26)%	1D ESTR	Monthly	(44,963)
Aalberts NV	BNP Paribas SA	(91,967)	01/13/28	(0.26)%	1D ESTR	Monthly	(4,177)
Aalberts NV	Goldman Sachs Bank USA	(255,371)	08/19/26	(0.26)%	1D ESTR	Monthly	(11,599)
Aalberts NV	SG Americas Securities LLC	(13,368,037)	12/08/27	(0.26)%	1D ESTR	Monthly	(246,576)
AAON, Inc.	Barclays Bank PLC	(8,422,461)	12/23/26	(0.15)%	1D OBFR01	Monthly	308,690
AAR Corp.	UBS AG	(7,212,545)	04/21/28	0.00%	1D OBFR01	Monthly	727,424
Abacus Global Management, Inc., Class A	Morgan Stanley & Co. International PLC	(96,054)	01/04/27	(0.29)%	1D FEDL01	Monthly	(2,490)
Abaxx Technologies, Inc.	Morgan Stanley & Co. International PLC	(115,916)	01/04/27	(2.14)%	CABROVER	Monthly	(10,615)
ABB Ltd., Class N	Bank of America N.A.	(469,602)	02/15/28	(0.10)%	SSARON	Monthly	(42,974)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Abbott Laboratories	Barclays Bank PLC	$ (881,021)	02/23/27	(0.10)%	1D OBFR01	Monthly	$ 3,263
ABC-Mart, Inc.	Barclays Bank PLC	(1,263,413)	05/12/27	(0.20)%	1D P TONA	Monthly	50,027
Abercrombie & Fitch Co., Class A	BNP Paribas SA	(101,033)	05/17/27	(0.10)%	1D OBFR01	Monthly	2,027
ABN AMRO Bank NV	Goldman Sachs Bank USA	(22,249,394)	08/19/26	0.00%	1D ESTR	Monthly	303,833
ABN AMRO Bank NV	SG Americas Securities LLC	(61,305,422)	12/08/27	0.04%	1D ESTR	Monthly	(1,381,001)
ABN AMRO Bank NV	UBS AG	(46,336,295)	04/18/28	0.00%	1D ESTR	Monthly	927,716
AbraSilver Resource Corp.	Citibank N.A.	(645,529)	02/24/28	(1.83)%	1D CORRA	Monthly	38,505
AbraSilver Resource Corp.	Morgan Stanley & Co. International PLC	(520,471)	01/04/27	(1.29)%	CABROVER	Monthly	31,046
AbraSilver Resource Corp.	SG Americas Securities LLC	(494,725)	12/08/27	(1.70)%	CABROVER	Monthly	(114,867)
Academy Sports & Outdoors, Inc.	Morgan Stanley & Co. International PLC	(2,243,739)	01/04/27	(0.15)%	1D FEDL01	Monthly	118,196
Acadia Healthcare Co., Inc.	SG Americas Securities LLC	(7,827,102)	12/08/27	0.01%	1D OBFR01	Monthly	217,209
Acadia Realty Trust	SG Americas Securities LLC	(22,915,502)	12/08/27	(0.15)%	1D OBFR01	Monthly	(1,594,941)
Accelerant Holdings, Class A	Bank of America N.A.	(56,677)	02/15/28	(0.15)%	1D OBFR01	Monthly	2,855
Accelerant Holdings, Class A	BNP Paribas SA	(188,786)	01/28/28	(0.15)%	1D OBFR01	Monthly	9,508
Accelleron Industries AG	UBS AG	(36,392)	01/20/31	0.00%	SSARON	Monthly	(1,857)
Accenture PLC, Class A	BNP Paribas SA	(77,018)	01/28/28	(0.10)%	1D OBFR01	Monthly	6,070
Acciona SA	SG Americas Securities LLC	(1,323,465)	12/08/27	(0.26)%	1D ESTR	Monthly	(37,928)
Acciona SA	UBS AG	(805,889)	09/03/29	0.00%	1D ESTR	Monthly	(23,987)
Accor SA	Bank of America N.A.	(78,532)	02/15/28	(0.10)%	1D ESTR	Monthly	5,833
ACEA SpA	Barclays Bank PLC	(310,731)	02/19/27	(0.16)%	1D ESTR	Monthly	5,197
ACEA SpA	BNP Paribas SA	(134,512)	01/13/28	(0.10)%	1D ESTR	Monthly	2,366
ACEA SpA	UBS AG	(84,790)	01/03/31	0.00%	1D ESTR	Monthly	1,491
Aclaris Therapeutics, Inc.	Bank of America N.A.	(259,290)	02/15/28	(0.15)%	1D OBFR01	Monthly	(27,051)
Aclaris Therapeutics, Inc.	BNP Paribas SA	(123,830)	01/28/28	(0.15)%	1D OBFR01	Monthly	(12,919)
Aclaris Therapeutics, Inc.	UBS AG	(15,087)	01/14/31	0.00%	1D OBFR01	Monthly	(1,574)
ACM Research, Inc., Class A	SG Americas Securities LLC	(5,671,898)	12/08/27	0.03%	1D OBFR01	Monthly	(682,250)
Adaptive Biotechnologies Corp.	Goldman Sachs Bank USA	(107,013)	08/18/26	(0.15)%	1D FEDL01	Monthly	3,167
ADC Therapeutics SA	Barclays Bank PLC	(155,211)	02/16/27	(0.15)%	1D OBFR01	Monthly	11,764
ADC Therapeutics SA	BNP Paribas SA	(43,180)	01/28/28	(0.15)%	1D OBFR01	Monthly	5,830
ADC Therapeutics SA	UBS AG	(125,393)	01/14/31	0.00%	1D OBFR01	Monthly	16,929
AddLife AB, Class B	BNP Paribas SA	(100,248)	11/17/27	(0.25)%	1D STIBOR	Monthly	13,914
AddTech AB, Class B	Citibank N.A.	(6,701,119)	07/06/26	(0.26)%	TN STIBOR	Monthly	102,599
Adeia, Inc.	Bank of America N.A.	(706,462)	02/15/28	(0.15)%	1D OBFR01	Monthly	(129,378)
Adeia, Inc.	Barclays Bank PLC	(5,019,569)	12/23/26	(0.15)%	1D OBFR01	Monthly	(223,897)
Adeia, Inc.	BNP Paribas SA	(68,431)	05/17/27	(0.15)%	1D OBFR01	Monthly	(12,532)
Adeia, Inc.	Goldman Sachs Bank USA	(1,011,519)	08/19/26	(0.15)%	1D FEDL01	Monthly	(185,245)
Adeia, Inc.	UBS AG	(1,934,929)	04/21/28	0.00%	1D OBFR01	Monthly	(354,354)
ADENTRA, Inc.	Bank of America N.A.	(168,818)	02/15/28	(0.20)%	CABROVER	Monthly	(2,818)
ADENTRA, Inc.	Barclays Bank PLC	(53,307)	02/16/27	(0.20)%	CABROVER	Monthly	3,762
ADENTRA, Inc.	BNP Paribas SA	(73,727)	01/17/28	(0.20)%	CABROVER	Monthly	(1,231)
Adesso SE	Barclays Bank PLC	(114,422)	02/19/27	(0.90)%	1D ESTR	Monthly	6,655
Adidas AG, Class N	Bank of America N.A.	(1,059,176)	02/15/28	(0.26)%	1D ESTR	Monthly	(79,196)
Adidas AG, Class N	UBS AG	(4,878,885)	01/20/31	0.00%	1D ESTR	Monthly	(259,713)
Admiral Group PLC	Bank of America N.A.	(1,562,300)	02/15/28	(0.25)%	1D SONIA	Monthly	(29,691)
Admiral Group PLC	Barclays Bank PLC	(16,177,647)	12/10/26	(0.25)%	1D SONIA	Monthly	174,356
Admiral Group PLC	Citibank N.A.	(6,350,929)	07/06/26	(0.19)%	1D SONIA	Monthly	29,943
Adobe, Inc.	BNP Paribas SA	(2,573,334)	01/24/28	(0.15)%	1D OBFR01	Monthly	(15,146)
ADT, Inc.	Bank of America N.A.	(47,115)	02/15/28	(0.15)%	1D OBFR01	Monthly	(3,713)
ADTRAN Holdings, Inc.	Bank of America N.A.	(528,150)	02/15/28	(0.15)%	1D OBFR01	Monthly	(65,809)
ADTRAN Holdings, Inc.	Barclays Bank PLC	(137,193)	02/16/27	(0.10)%	1D OBFR01	Monthly	(5,990)
ADTRAN Holdings, Inc.	BNP Paribas SA	(121,263)	01/28/28	(0.15)%	1D OBFR01	Monthly	(15,110)
ADTRAN Holdings, Inc.	UBS AG	(529,393)	01/14/31	0.00%	1D OBFR01	Monthly	(65,964)
Advance Auto Parts, Inc.	Morgan Stanley & Co. International PLC	(7,769,354)	01/04/27	(0.15)%	1D FEDL01	Monthly	(7,354)
Advanced Drainage Systems, Inc.	UBS AG	(6,281,316)	01/22/31	0.00%	1D OBFR01	Monthly	(70,018)
Advanced Energy Industries, Inc.	Bank of America N.A.	(439,552)	02/15/28	(0.15)%	1D OBFR01	Monthly	(13,078)
Advanced Energy Industries, Inc.	UBS AG	(2,459,282)	01/14/31	0.00%	1D OBFR01	Monthly	(63,006)
Advanced Medical Solutions Group PLC	BNP Paribas SA	(244,128)	01/13/28	(0.25)%	1D SONIA	Monthly	(29,250)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Advanced Medical Solutions Group PLC	UBS AG	$ (36,249)	01/03/31	0.00%	1D SONIA	Monthly	$ (4,343)
Advanced Micro Devices, Inc.	Bank of America N.A.	(223,562)	02/15/28	0.10%	1D OBFR01	Monthly	(37,342)
Advanced Micro Devices, Inc.	Barclays Bank PLC	(686,427)	02/16/27	(0.10)%	1D OBFR01	Monthly	(115,430)
Advanced Micro Devices, Inc.	BNP Paribas SA	(1,768,092)	01/24/28	0.05%	1D OBFR01	Monthly	(231,586)
AdvanSix, Inc.	SG Americas Securities LLC	(1,305,026)	12/08/27	(0.15)%	1D OBFR01	Monthly	(12,286)
Advantage Energy Ltd.	Barclays Bank PLC	(70,784)	02/16/27	(0.20)%	CABROVER	Monthly	(4,831)
Advantest Corp.	Bank of America N.A.	(71,274)	03/15/28	(0.15)%	1D P TONA	Monthly	(3,413)
Advantest Corp.	UBS AG	(140,960)	01/06/31	0.00%	1D P TONA	Monthly	(8,415)
Adyen NV	BNP Paribas SA	(35,312,072)	03/24/27	(0.26)%	1D ESTR	Monthly	91,854
Adyen NV	JPMorgan Chase Bank N.A.	(614,227)	02/10/27	0.00%	1D ESTR	Monthly	(58,333)
Adyen NV	JPMorgan Chase Bank N.A.	(1,011,001)	02/10/27	0.00%	1D ESTR	Monthly	(96,014)
Adyen NV	SG Americas Securities LLC	(4,474,966)	12/08/27	(0.26)%	1D ESTR	Monthly	(402,218)
Adyen NV	UBS AG	(20,573,347)	04/18/28	0.00%	1D ESTR	Monthly	53,516
Adyen NV	UBS AG	(30,933,561)	09/03/29	0.00%	1D ESTR	Monthly	80,465
AECOM	BNP Paribas SA	(3,536,434)	01/28/28	(0.15)%	1D OBFR01	Monthly	(17,379)
AECOM	UBS AG	(4,986,066)	01/14/31	0.00%	1D OBFR01	Monthly	98,342
Aecon Group, Inc.	Barclays Bank PLC	(3,420,720)	12/23/26	(0.20)%	CABROVER	Monthly	(213,210)
Aedifica SA	Bank of America N.A.	(17,073)	02/15/28	(0.10)%	1D ESTR	Monthly	634
Aedifica SA	Barclays Bank PLC	(21,079)	12/10/26	(0.26)%	1D ESTR	Monthly	3
Aedifica SA	Barclays Bank PLC	(1,058,545)	08/18/27	(0.26)%	1D ESTR	Monthly	(27)
Aedifica SA	BNP Paribas SA	(377,271)	01/13/28	(0.10)%	1D ESTR	Monthly	14,017
Aedifica SA	Morgan Stanley & Co. International PLC	(1,757,406)	01/04/27	(0.26)%	1D ESTR	Monthly	35,467
Aedifica SA	UBS AG	(59,100)	04/18/28	0.00%	1D ESTR	Monthly	1,016
Aedifica SA	UBS AG	(556,090)	09/03/29	0.00%	1D ESTR	Monthly	9,564
Aegon Ltd.	Bank of America N.A.	(49,398)	02/15/28	(0.10)%	1D ESTR	Monthly	(1,548)
Aegon Ltd.	Barclays Bank PLC	(1,012,975)	08/18/27	(0.26)%	1D OBFR01	Monthly	(5,473)
Aegon Ltd.	BNP Paribas SA	(10,020,295)	08/17/26	(0.10)%	1D ESTR	Monthly	(305,038)
Aegon Ltd.	Goldman Sachs Bank USA	(494,285)	08/19/26	(0.26)%	1D ESTR	Monthly	(12,780)
Aehr Test Systems	BNP Paribas SA	(3,724,848)	05/17/27	(0.15)%	1D OBFR01	Monthly	(882,120)
Aehr Test Systems	BNP Paribas SA	(98,261)	01/28/28	(0.15)%	1D OBFR01	Monthly	(23,270)
Aena SME SA	Barclays Bank PLC	(1,188,216)	08/18/27	(0.26)%	1D ESTR	Monthly	(1,849)
Aena SME SA	BNP Paribas SA	(49,551,709)	08/17/26	0.00%	1D ESTR	Monthly	5,726,725
Aena SME SA	BNP Paribas SA	(31,564,537)	03/22/27	0.00%	1D ESTR	Monthly	3,725,154
Aeon Co. Ltd.	Barclays Bank PLC	(3,917,697)	01/26/27	(0.20)%	1D P TONA	Monthly	336,445
Aeon Co. Ltd.	Barclays Bank PLC	(2,485,123)	09/09/27	(0.20)%	1D P TONA	Monthly	208,862
AEON Financial Service Co. Ltd.	Bank of America N.A.	(9,666,467)	02/15/28	(0.25)%	1D P TONA	Monthly	295,666
AEON Financial Service Co. Ltd.	Barclays Bank PLC	(3,300,127)	05/12/27	(0.15)%	1D P TONA	Monthly	(41,260)
AEON Financial Service Co. Ltd.	JPMorgan Chase Bank N.A.	(1,315,819)	02/10/27	(0.15)%	1D P TONA	Monthly	87,660
AEON REIT Investment Corp.	Bank of America N.A.	(3,767,462)	02/15/28	0.00%	1D P TONA	Monthly	87,132
AEON REIT Investment Corp.	Barclays Bank PLC	(385,122)	01/20/27	(0.16)%	1D P TONA	Monthly	2,657
AEON REIT Investment Corp.	Barclays Bank PLC	(1,575,225)	05/12/27	(0.16)%	1D P TONA	Monthly	3,668
Aercap Holdings NV	BNP Paribas SA	(8,019,140)	01/24/28	(0.15)%	1D OBFR01	Monthly	264,286
Aeroports de Paris SA	Bank of America N.A.	(3,169,131)	02/15/28	(0.26)%	1D ESTR	Monthly	233,836
Aeroports de Paris SA	Barclays Bank PLC	(572,188)	02/19/27	(0.26)%	1D ESTR	Monthly	(2,631)
Aeroports de Paris SA	Barclays Bank PLC	(57,011)	02/26/27	(0.26)%	1D ESTR	Monthly	(1,515)
Aeroports de Paris SA	Barclays Bank PLC	(30,406,523)	08/18/27	(0.26)%	1D ESTR	Monthly	1,545,950
Aeroports de Paris SA	Citibank N.A.	(4,492,648)	05/14/26	0.00%	1D ESTR	Monthly	204,816
Aeroports de Paris SA	Goldman Sachs Bank USA	(5,519,343)	08/19/26	(0.75)%	1D ESTR	Monthly	251,622
Aeroports de Paris SA	Morgan Stanley & Co. International PLC	(495,337)	01/06/27	(0.26)%	1D ESTR	Monthly	25,184
Aeroports de Paris SA	UBS AG	(1,971,432)	04/18/28	0.00%	1D ESTR	Monthly	145,463
AeroVironment, Inc.	Bank of America N.A.	(596,847)	02/15/28	(0.15)%	1D OBFR01	Monthly	10,227
AeroVironment, Inc.	BNP Paribas SA	(56,509)	01/28/28	(0.15)%	1D OBFR01	Monthly	4,048
Aeva Technologies, Inc.	Bank of America N.A.	(1,269,259)	02/15/28	(0.53)%	1D OBFR01	Monthly	(90,115)
Aeva Technologies, Inc.	Morgan Stanley & Co. International PLC	(1,300,410)	01/04/27	(0.39)%	1D FEDL01	Monthly	26,295
Aeva Technologies, Inc.	UBS AG	(306,617)	01/14/31	0.00%	1D OBFR01	Monthly	(21,769)
Affiliated Managers Group, Inc.	Barclays Bank PLC	(651,449)	02/16/27	(0.15)%	1D OBFR01	Monthly	(16,863)
Affirm Holdings, Inc., Class A	BNP Paribas SA	(1,162,690)	05/17/27	(0.15)%	1D OBFR01	Monthly	(5,149)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Aflac, Inc.	UBS AG	$ (10,799,984)	01/22/31	0.00%	1D OBFR01	Monthly	$ (65,958)
AGC, Inc.	Barclays Bank PLC	(7,529,888)	01/20/27	(0.15)%	1D P TONA	Monthly	48,674
AGCO Corp.	SG Americas Securities LLC	(13,853,562)	12/08/27	(0.15)%	1D OBFR01	Monthly	(128,242)
AGCO Corp.	UBS AG	(1,403,989)	04/18/28	0.00%	1D OBFR01	Monthly	(70,035)
AGCO Corp.	UBS AG	(1,750,490)	01/22/31	0.00%	1D OBFR01	Monthly	(87,319)
Ageas SA/NV	Barclays Bank PLC	(141,684)	02/19/27	(0.26)%	1D ESTR	Monthly	2,665
Ageas SA/NV	BNP Paribas SA	(523,936)	01/13/28	(0.26)%	1D ESTR	Monthly	2,576
AGNC Investment Corp.	BNP Paribas SA	(23,397,314)	01/24/28	(0.15)%	1D OBFR01	Monthly	(617,162)
AGNC Investment Corp.	SG Americas Securities LLC	(8,053,026)	12/08/27	(0.15)%	1D OBFR01	Monthly	(546,232)
Agnico Eagle Mines Ltd.	Bank of America N.A.	(310,871)	02/15/28	0.00%	CABROVER	Monthly	26,172
Agnico Eagle Mines Ltd.	Morgan Stanley & Co. International PLC	(19,520,032)	01/04/27	(0.20)%	CABROVER	Monthly	1,624,042
AIA Group Ltd.	Bank of America N.A.	(381,112)	02/15/28	0.00%	HONIA	Monthly	(9,732)
AIB Group PLC	Bank of America N.A.	(3,918,227)	02/15/28	0.00%	1D ESTR	Monthly	(47,884)
AIB Group PLC	Barclays Bank PLC	(776,196)	12/10/26	(0.26)%	1D ESTR	Monthly	(1,973)
AIB Group PLC	Barclays Bank PLC	(280,334)	08/18/27	(0.26)%	1D ESTR	Monthly	(718)
AIB Group PLC	BNP Paribas SA	(41,665,111)	08/17/26	(0.26)%	1D ESTR	Monthly	164,324
AIB Group PLC	BNP Paribas SA	(20,382,494)	06/17/27	(0.26)%	1D ESTR	Monthly	(52,089)
AIB Group PLC	BNP Paribas SA	(6,602,140)	01/19/28	(0.26)%	1D ESTR	Monthly	26,038
AIB Group PLC	UBS AG	(2,747,845)	04/18/28	0.00%	1D ESTR	Monthly	(105,205)
Aichi Financial Group, Inc.	Goldman Sachs Bank USA	(99,779)	08/19/26	(0.25)%	1D P TONA	Monthly	168
Aichi Financial Group, Inc.	Morgan Stanley & Co. International PLC	(4,205,280)	01/06/27	(0.29)%	1D P TONA	Monthly	(26,763)
Aichi Financial Group, Inc.	UBS AG	(1,466,358)	04/03/28	0.00%	1D P TONA	Monthly	163,825
Ain Holdings, Inc.	Bank of America N.A.	(108,849)	02/15/28	(0.15)%	1D P TONA	Monthly	7,852
Ain Holdings, Inc.	Barclays Bank PLC	(1,896,190)	05/12/27	(0.20)%	1D P TONA	Monthly	103,492
Ain Holdings, Inc.	BNP Paribas SA	(802,283)	03/24/27	(0.25)%	1D TONA	Monthly	48,412
Ain Holdings, Inc.	Goldman Sachs Bank USA	(610,850)	08/19/26	(0.25)%	1D P TONA	Monthly	(2,347)
Ain Holdings, Inc.	Morgan Stanley & Co. International PLC	(86,087)	01/06/27	(0.25)%	1D P TONA	Monthly	3,125
Ain Holdings, Inc.	UBS AG	(788,726)	04/03/28	0.00%	1D P TONA	Monthly	27,641
Air France-KLM	Citibank N.A.	(1,213,035)	07/06/26	0.26%	1D ESTR	Monthly	82,523
Air France-KLM	Morgan Stanley & Co. International PLC	(3,753,633)	01/06/27	(0.26)%	1D ESTR	Monthly	255,361
Air France-KLM	UBS AG	(6,458,630)	09/03/29	0.00%	1D ESTR	Monthly	726,799
Air Liquide SA	Barclays Bank PLC	(2,749,774)	12/10/26	(0.26)%	1D ESTR	Monthly	(4,450)
Air Products and Chemicals, Inc.	SG Americas Securities LLC	(13,966,717)	12/08/27	0.03%	1D OBFR01	Monthly	(153,636)
Airbnb, Inc., Class A	UBS AG	(498,885)	01/22/31	0.00%	1D OBFR01	Monthly	4,397
Airbus SE	Bank of America N.A.	(2,470,093)	02/15/28	(0.10)%	1D ESTR	Monthly	(57,215)
Airbus SE	Barclays Bank PLC	(966,714)	12/10/26	(0.26)%	1D OBFR01	Monthly	(4,297)
Airbus SE	Barclays Bank PLC	(2,250,439)	08/18/27	(0.26)%	1D OBFR01	Monthly	(9,686)
Airbus SE	Citibank N.A.	(6,243,091)	07/06/26	(0.26)%	1D ESTR	Monthly	(360,399)
Airbus SE	Goldman Sachs Bank USA	(62,513,435)	08/19/26	0.09%	1D ESTR	Monthly	(1,564,399)
Airbus SE	UBS AG	(1,106,759)	04/18/28	0.00%	1D ESTR	Monthly	(67,730)
Airbus SE	UBS AG	(25,557,555)	09/03/29	0.00%	1D ESTR	Monthly	(606,955)
Airtel Africa PLC	Bank of America N.A.	(1,831,500)	02/15/28	0.00%	1D SONIA	Monthly	17,214
Airtel Africa PLC	Bank of America N.A.	(3,217,228)	02/15/28	0.00%	1D SONIA	Monthly	41,132
Airtel Africa PLC	UBS AG	(62,371)	01/20/31	0.00%	1D SONIA	Monthly	1,016
Aisin Corp.	Bank of America N.A.	(759,951)	03/15/28	(0.25)%	1D P TONA	Monthly	(70,977)
Aisin Corp.	Barclays Bank PLC	(104,927)	01/20/27	(0.15)%	1D P TONA	Monthly	(9,247)
AIXTRON SE	Bank of America N.A.	(1,136,583)	02/15/28	(0.26)%	1D ESTR	Monthly	(126,907)
AIXTRON SE	Barclays Bank PLC	(354,853)	08/18/27	(0.26)%	1D ESTR	Monthly	(816)
AIXTRON SE	BNP Paribas SA	(2,319,853)	03/24/27	(0.10)%	1D ESTR	Monthly	(155,078)
AIXTRON SE	BNP Paribas SA	(85,292)	01/13/28	(0.10)%	1D ESTR	Monthly	(9,523)
AIXTRON SE	Morgan Stanley & Co. International PLC	(303,066)	01/04/27	(0.26)%	1D ESTR	Monthly	(3,372)
AIXTRON SE	SG Americas Securities LLC	(459,709)	12/08/27	(0.26)%	1D ESTR	Monthly	(155,432)
AIXTRON SE	UBS AG	(2,125,197)	09/03/29	0.00%	1D ESTR	Monthly	(237,292)
Ajinomoto Co., Inc.	Bank of America N.A.	(59,497)	03/15/28	(0.15)%	1D P TONA	Monthly	(4,783)
Ajinomoto Co., Inc.	Barclays Bank PLC	(124,963)	01/20/27	(0.15)%	1D P TONA	Monthly	(10,027)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Akzo Nobel NV	Morgan Stanley & Co. International PLC	$ (474,203)	01/04/27	(0.26)%	1D ESTR	Monthly	$ 20,653
Akzo Nobel NV	SG Americas Securities LLC	(2,296,880)	12/08/27	(0.16)%	1D ESTR	Monthly	81,842
Akzo Nobel NV	UBS AG	(919,380)	04/18/28	0.00%	1D ESTR	Monthly	16,037
Akzo Nobel NV	UBS AG	(9,483,052)	09/03/29	0.00%	1D ESTR	Monthly	165,416
Alamo Group, Inc.	UBS AG	(1,452,978)	04/21/28	0.00%	1D OBFR01	Monthly	(37,219)
Alamos Gold, Inc., Class A	Goldman Sachs Bank USA	(3,914,543)	08/18/26	(0.15)%	1D CORRA	Monthly	685,685
Alamos Gold, Inc., Class A	SG Americas Securities LLC	(2,051,300)	12/08/27	(0.20)%	CABROVER	Monthly	179,408
Albany International Corp., Class A	SG Americas Securities LLC	(2,633,496)	12/08/27	(0.15)%	1D OBFR01	Monthly	(99,839)
Albertsons Cos, Inc., Class A	UBS AG	(5,679,640)	04/18/28	0.00%	1D OBFR01	Monthly	(85,537)
Alcoa Corp.	Barclays Bank PLC	(1,050,839)	02/23/27	(0.15)%	1D OBFR01	Monthly	72,683
Alcon, Inc.	Bank of America N.A.	(6,070,270)	02/15/28	0.05%	SSARON	Monthly	476,649
Alcon, Inc.	Barclays Bank PLC	(1,094,984)	02/26/27	(0.26)%	SSARON	Monthly	37,535
Alcon, Inc.	SG Americas Securities LLC	(8,044,165)	12/08/27	(0.26)%	SSARON	Monthly	336,390
Alector, Inc.	Bank of America N.A.	(89,650)	02/15/28	(0.15)%	1D OBFR01	Monthly	7,297
Alector, Inc.	Barclays Bank PLC	(97,069)	02/16/27	(0.10)%	1D OBFR01	Monthly	3,170
Alector, Inc.	BNP Paribas SA	(46,595)	01/28/28	(0.15)%	1D OBFR01	Monthly	3,793
Alector, Inc.	UBS AG	(119,823)	01/14/31	0.00%	1D OBFR01	Monthly	9,753
Alexander’s, Inc.	Bank of America N.A.	(261,305)	02/15/28	(0.15)%	1D OBFR01	Monthly	(8,293)
Alexander’s, Inc.	Citibank N.A.	(1,509,106)	06/25/26	(0.15)%	1D OBFR01	Monthly	(19,536)
Alexander’s, Inc.	UBS AG	(439,822)	04/21/28	0.00%	1D OBFR01	Monthly	(13,958)
Alfa Laval AB	Bank of America N.A.	(160,173)	02/15/28	(0.26)%	1D STIBOR	Monthly	397
Alfa Laval AB	BNP Paribas SA	(223,216)	01/13/28	(0.26)%	1D STIBOR	Monthly	553
Alfa Laval AB	SG Americas Securities LLC	(8,222,355)	12/08/27	(0.26)%	1D STIBOR	Monthly	(169,461)
Alfa Laval AB	UBS AG	(335,429)	01/03/31	0.00%	TN STIBOR	Monthly	(3,139)
Algonquin Power & Utilities Corp.	Morgan Stanley & Co. International PLC	(7,712,885)	01/04/27	(0.20)%	CABROVER	Monthly	(9,063)
Algonquin Power & Utilities Corp.	Morgan Stanley & Co. International PLC	(4,355,189)	01/06/27	(0.20)%	CABROVER	Monthly	(5,118)
Alight, Inc., Class A	UBS AG	(50,223)	01/14/31	0.00%	1D OBFR01	Monthly	(14,004)
Align Technology, Inc.	Bank of America N.A.	(1,869,031)	02/15/28	(0.15)%	1D OBFR01	Monthly	105,410
Alimentation Couche-Tard, Inc.	BNP Paribas SA	(8,873,680)	01/24/28	(0.20)%	CABROVER	Monthly	(256,780)
ALK-Abello A/S, Class B	SG Americas Securities LLC	(929,370)	12/08/27	(0.26)%	DESTR	Monthly	(143,434)
Alkami Technology, Inc.	UBS AG	(8,927,558)	04/21/28	0.00%	1D OBFR01	Monthly	561,948
Allegion PLC	Barclays Bank PLC	(4,333,407)	02/16/27	(0.15)%	1D OBFR01	Monthly	222,755
Allegion PLC	BNP Paribas SA	(712,763)	05/17/27	(0.15)%	1D OBFR01	Monthly	30,037
Allegion PLC	BNP Paribas SA	(274,782)	01/28/28	(0.15)%	1D OBFR01	Monthly	8,070
Allegion PLC	UBS AG	(6,913,744)	01/14/31	0.00%	1D OBFR01	Monthly	177,911
Allegro MicroSystems, inc.	UBS AG	(4,791,775)	01/22/31	0.00%	1D OBFR01	Monthly	(1,273,635)
Alleima AB	Bank of America N.A.	(2,745,605)	02/15/28	(0.26)%	1D STIBOR	Monthly	(24,138)
Alleima AB	Barclays Bank PLC	(6,186,036)	01/18/27	(0.26)%	1D STIBOR	Monthly	294,102
Allfunds Group PLC	Barclays Bank PLC	(547,493)	02/19/27	(0.10)%	1D ESTR	Monthly	3,437
Allfunds Group PLC	BNP Paribas SA	(169,235)	01/13/28	(0.10)%	1D ESTR	Monthly	(2,760)
Alliance Laundry Holdings, Inc.	Morgan Stanley & Co. International PLC	(129,904)	01/04/27	(0.39)%	1D FEDL01	Monthly	(3,416)
Alliance Laundry Holdings, Inc.	UBS AG	(1,371,757)	04/21/28	0.00%	1D OBFR01	Monthly	(22,451)
Alliant Energy Corp.	Barclays Bank PLC	(328,829)	02/16/27	(0.15)%	1D OBFR01	Monthly	(11,446)
Alliant Energy Corp.	BNP Paribas SA	(4,302,000)	01/28/28	(0.15)%	1D OBFR01	Monthly	(74,501)
Alliant Energy Corp.	Morgan Stanley & Co. International PLC	(23,288,979)	01/06/27	(0.15)%	1D FEDL01	Monthly	(770,874)
Alliant Energy Corp.	UBS AG	(1,030,947)	01/14/31	0.00%	1D OBFR01	Monthly	(17,854)
Allied Gold Corp.	Bank of America N.A.	(318,129)	02/15/28	(1.77)%	CABROVER	Monthly	4,512
Allied Gold Corp.	Barclays Bank PLC	(1,807,872)	02/16/27	(1.50)%	CABROVER	Monthly	114,832
Allied Properties Real Estate Investment Trust	Barclays Bank PLC	(945,204)	12/23/26	(0.20)%	CABROVER	Monthly	49,300
Allied Properties Real Estate Investment Trust	Goldman Sachs Bank USA	(2,551,918)	08/18/26	(0.20)%	1D CORRA	Monthly	143,464
Allison Transmission Holdings, Inc.	BNP Paribas SA	(16,436,074)	01/24/28	(0.15)%	1D OBFR01	Monthly	(1,114,470)
Allison Transmission Holdings, Inc.	UBS AG	(49,580,721)	04/18/28	0.00%	1D OBFR01	Monthly	(2,932,933)
Allogene Therapeutics, Inc.	BNP Paribas SA	(173,125)	01/28/28	(0.15)%	1D OBFR01	Monthly	3,191
Allogene Therapeutics, Inc.	UBS AG	(46,136)	01/14/31	0.00%	1D OBFR01	Monthly	850
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Allreal Holding AG, Class N	Barclays Bank PLC	$ (968,807)	12/10/26	(0.26)%	SSARON	Monthly	$ 7,528
Allreal Holding AG, Class N	UBS AG	(299,870)	04/02/30	0.00%	SSARON	Monthly	2,201
Allstate Corp.	Bank of America N.A.	(2,451,365)	02/15/28	(0.15)%	1D OBFR01	Monthly	(36,914)
Allstate Corp.	BNP Paribas SA	(1,589,401)	01/28/28	(0.15)%	1D OBFR01	Monthly	(23,103)
Allstate Corp.	Goldman Sachs Bank USA	(1,757,192)	08/18/26	(0.15)%	1D FEDL01	Monthly	(13,042)
Allstate Corp.	UBS AG	(2,010,257)	01/14/31	0.00%	1D OBFR01	Monthly	(18,300)
Almonty Industries, Inc.	Bank of America N.A.	(368,248)	02/15/28	0.00%	CABROVER	Monthly	(33,179)
Almonty Industries, Inc., CDI	Morgan Stanley & Co. International PLC	(10,164,861)	01/04/27	(0.20)%	CABROVER	Monthly	798,804
Alpen Co. Ltd.	Barclays Bank PLC	(183,961)	01/20/27	(0.20)%	1D P TONA	Monthly	3,035
Alpha & Omega Semiconductor Ltd.	Citibank N.A.	(153,974)	06/25/26	(0.15)%	1D OBFR01	Monthly	(10,409)
Alpha HPA Ltd.	Barclays Bank PLC	(110,601)	01/20/27	(3.50)%	1D AONIA	Monthly	3,895
Alpha HPA Ltd.	BNP Paribas SA	(26,444)	01/14/28	(5.25)%	1D AONIA	Monthly	(284)
Alpha HPA Ltd.	UBS AG	(230,454)	01/03/31	0.00%	1D AONIA	Monthly	(2,472)
Alphabet, Inc., Class A	Bank of America N.A.	(381,283)	02/15/28	0.10%	1D OBFR01	Monthly	(53,926)
Alphabet, Inc., Class C	Bank of America N.A.	(2,003,408)	02/15/28	0.00%	1D OBFR01	Monthly	(193,893)
ALS Ltd.	Barclays Bank PLC	(2,914,281)	05/12/27	(0.15)%	1D AONIA	Monthly	83,687
ALS Ltd.	BNP Paribas SA	(4,688,727)	09/07/26	(0.25)%	1D AONIA	Monthly	93,485
ALS Ltd.	SG Americas Securities LLC	(127,363)	12/08/27	(0.30)%	1D AONIA	Monthly	6,894
Alstom SA	Bank of America N.A.	(473,089)	02/15/28	(0.26)%	1D ESTR	Monthly	83,742
Alstom SA	Bank of America N.A.	(1,435,902)	02/15/28	0.00%	1D ESTR	Monthly	(56,300)
Alstom SA	Barclays Bank PLC	(32,003)	02/19/27	(0.11)%	1D ESTR	Monthly	(228)
Alstom SA	UBS AG	(3,379,823)	01/03/31	0.00%	1D ESTR	Monthly	(14,223)
Alstom SA	UBS AG	(1,915,833)	01/20/31	0.00%	1D ESTR	Monthly	471,476
AltaGas Ltd.	BNP Paribas SA	(6,617,566)	05/17/27	(0.20)%	CABROVER	Monthly	(117,201)
AltaGas Ltd.	Citibank N.A.	(9,200,290)	02/24/28	(0.20)%	1D CORRA	Monthly	(221,667)
Alto Ingredients, Inc.	UBS AG	(69,423)	01/14/31	0.00%	1D OBFR01	Monthly	(8,784)
Altria Group, Inc.	BNP Paribas SA	(5,884,234)	01/24/28	(0.15)%	1D OBFR01	Monthly	(730,549)
Altria Group, Inc.	UBS AG	(340,202)	01/14/31	0.00%	1D OBFR01	Monthly	(43,463)
Altus Group Ltd.	Barclays Bank PLC	(6,935,816)	12/23/26	(0.20)%	CABROVER	Monthly	40,750
Altus Group Ltd.	Morgan Stanley & Co. International PLC	(3,749,670)	01/04/27	(0.20)%	CABROVER	Monthly	26,592
Alzchem Group AG	BNP Paribas SA	(99,242)	03/24/27	0.00%	1D ESTR	Monthly	92
Amano Corp.	Bank of America N.A.	(110,664)	03/15/28	(0.15)%	1D P TONA	Monthly	7,795
Amano Corp.	Barclays Bank PLC	(56,503)	01/20/27	(0.15)%	1D P TONA	Monthly	3,925
Amano Corp.	UBS AG	(90,990)	01/06/31	0.00%	1D P TONA	Monthly	6,409
Ambiq Micro, Inc.	UBS AG	(92,904)	04/21/28	0.00%	1D OBFR01	Monthly	(17,287)
Ambu A/S, Class B	Bank of America N.A.	(1,316,686)	02/15/28	(0.26)%	1W CIBOR	Monthly	90,949
Ambu A/S, Class B	Bank of America N.A.	(125,864)	02/15/28	(0.26)%	1W CIBOR	Monthly	8,694
Ambu A/S, Class B	Barclays Bank PLC	(8,447,395)	02/19/27	(0.26)%	DESTR	Monthly	550,342
Ambu A/S, Class B	BNP Paribas SA	(286,727)	01/14/28	(0.25)%	DESTR	Monthly	15,392
Ambu A/S, Class B	UBS AG	(5,357,778)	04/24/28	0.00%	DESTR	Monthly	370,084
Amcor PLC	Bank of America N.A.	(2,859,582)	02/15/28	0.00%	1D OBFR01	Monthly	(75)
Amcor PLC	BNP Paribas SA	(1,009,430)	01/28/28	(0.15)%	1D OBFR01	Monthly	93,845
Amcor PLC	UBS AG	(1,297,801)	01/14/31	0.00%	1D OBFR01	Monthly	16,804
Amdocs Ltd.	BNP Paribas SA	(5,132,062)	01/24/28	(0.15)%	1D OBFR01	Monthly	62,710
Amentum Holdings, Inc.	SG Americas Securities LLC	(7,682,174)	12/08/27	(0.15)%	1D OBFR01	Monthly	260,317
Amer Sports, Inc.	Barclays Bank PLC	(10,255,275)	12/23/26	(0.15)%	1D OBFR01	Monthly	247,945
Amer Sports, Inc.	Barclays Bank PLC	(1,829,142)	02/23/27	(0.15)%	1D OBFR01	Monthly	59,053
Amer Sports, Inc.	Morgan Stanley & Co. International PLC	(3,901,526)	01/06/27	(0.15)%	1D FEDL01	Monthly	125,960
Amer Sports, Inc.	UBS AG	(856,254)	01/22/31	0.00%	1D OBFR01	Monthly	31,513
Amerant Bancorp, Inc., Class A	Bank of America N.A.	(63,311)	02/15/28	(0.15)%	1D OBFR01	Monthly	2,464
Amerant Bancorp, Inc., Class A	Barclays Bank PLC	(3,769,469)	12/23/26	(0.15)%	1D OBFR01	Monthly	106,834
Amerant Bancorp, Inc., Class A	Goldman Sachs Bank USA	(893,669)	08/19/26	(0.15)%	1D FEDL01	Monthly	34,775
Ameresco, Inc., Class A	Barclays Bank PLC	(134,285)	02/16/27	(0.15)%	1D OBFR01	Monthly	(9,996)
Ameresco, Inc., Class A	BNP Paribas SA	(390,987)	01/28/28	(0.15)%	1D OBFR01	Monthly	(60,586)
American Airlines Group, Inc.	BNP Paribas SA	(1,488,258)	01/24/28	(0.15)%	1D OBFR01	Monthly	37,541
American Assets Trust, Inc.	Goldman Sachs Bank USA	(110,122)	08/18/26	(0.15)%	1D FEDL01	Monthly	(3,056)
American Electric Power Co., Inc.	Morgan Stanley & Co. International PLC	(16,221,417)	01/06/27	(0.15)%	1D FEDL01	Monthly	(352,029)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
American Healthcare REIT, Inc.	Barclays Bank PLC	$ (5,503,497)	12/23/26	(0.15)%	1D OBFR01	Monthly	$ (341,331)
American Healthcare REIT, Inc.	BNP Paribas SA	(302,303)	01/28/28	(0.15)%	1D OBFR01	Monthly	(4,662)
American Healthcare REIT, Inc.	Morgan Stanley & Co. International PLC	(238,800)	01/06/27	(0.15)%	1D FEDL01	Monthly	(15,100)
American Healthcare REIT, Inc.	UBS AG	(306,479)	01/14/31	0.00%	1D OBFR01	Monthly	(8,052)
American Homes 4 Rent, Class A	SG Americas Securities LLC	(2,445,207)	12/08/27	(0.15)%	1D OBFR01	Monthly	(95,689)
American Superconductor Corp.	SG Americas Securities LLC	(998,294)	12/08/27	(0.15)%	1D OBFR01	Monthly	(620,381)
American Water Works Co., Inc.	Barclays Bank PLC	(850,771)	02/16/27	(0.15)%	1D OBFR01	Monthly	17,582
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	(55,588,132)	01/06/27	(0.15)%	1D FEDL01	Monthly	1,238,990
American Water Works Co., Inc.	UBS AG	(161,364)	01/14/31	0.00%	1D OBFR01	Monthly	4,435
American Water Works Co., Inc.	UBS AG	(8,331,761)	01/22/31	0.00%	1D OBFR01	Monthly	137,666
Ameriprise Financial, Inc.	Barclays Bank PLC	(328,078)	02/23/27	(0.15)%	1D OBFR01	Monthly	(2)
AMG Critical Materials NV	Goldman Sachs Bank USA	(1,342,203)	08/19/26	(0.26)%	1D ESTR	Monthly	(101,305)
AMG Critical Materials NV	UBS AG	(1,811,870)	04/24/28	0.00%	1D ESTR	Monthly	(136,754)
Amgen, Inc.	Bank of America N.A.	(3,139,203)	02/15/28	(0.15)%	1D OBFR01	Monthly	17,760
Amgen, Inc.	Barclays Bank PLC	(4,201,890)	02/16/27	(0.15)%	1D OBFR01	Monthly	(4,009)
Amgen, Inc.	UBS AG	(11,820,328)	01/14/31	0.00%	1D OBFR01	Monthly	66,872
Amkor Technology, Inc.	Barclays Bank PLC	(4,454,646)	02/23/27	(0.10)%	1D OBFR01	Monthly	154,140
Amneal Pharmaceuticals, Inc., Class A	Citibank N.A.	(169,903)	06/25/26	(0.15)%	1D OBFR01	Monthly	(663)
Amotiv Ltd.	Bank of America N.A.	(223,764)	02/15/28	(0.30)%	1D AONIA	Monthly	14,859
Amotiv Ltd.	Barclays Bank PLC	(139,212)	01/20/27	(0.17)%	1D AONIA	Monthly	3,764
Amotiv Ltd.	Barclays Bank PLC	(372,848)	05/12/27	(0.17)%	1D AONIA	Monthly	10,080
Amotiv Ltd.	BNP Paribas SA	(17,178)	03/22/27	(0.25)%	1D AONIA	Monthly	1,141
Amotiv Ltd.	BNP Paribas SA	(186,631)	01/14/28	(0.25)%	1D AONIA	Monthly	9,759
Amotiv Ltd.	Goldman Sachs Bank USA	(301,997)	08/19/26	(0.30)%	1D AONIA	Monthly	20,054
Amotiv Ltd.	UBS AG	(1,674)	04/03/28	0.00%	1D AONIA	Monthly	111
Amphastar Pharmaceuticals, Inc.	SG Americas Securities LLC	(2,400,570)	12/08/27	(0.15)%	1D OBFR01	Monthly	(183,573)
Ampol Ltd.	Bank of America N.A.	(123,434)	02/15/28	(0.15)%	1D AONIA	Monthly	(7,600)
Ampol Ltd.	Barclays Bank PLC	(263,064)	01/27/27	(0.15)%	1D AONIA	Monthly	(19,007)
Ampol Ltd.	BNP Paribas SA	(497,051)	01/21/28	(0.25)%	1D AONIA	Monthly	(30,605)
Amprius Technologies, Inc.	Morgan Stanley & Co. International PLC	(3,412,349)	01/04/27	(0.15)%	1D FEDL01	Monthly	245,136
Amprius Technologies, Inc.	SG Americas Securities LLC	(2,166,386)	12/08/27	(0.15)%	1D OBFR01	Monthly	(530,073)
Amrize Ltd.	Bank of America N.A.	(96,605)	02/15/28	(0.05)%	1D OBFR01	Monthly	6,201
Amrize Ltd.	UBS AG	(652,255)	01/22/31	0.00%	1D OBFR01	Monthly	54,975
ams-OSRAM AG	BNP Paribas SA	(458,540)	01/14/28	0.00%	SSARON	Monthly	(16,788)
Amundi EURO STOXX 50 II UCITS ETF	Bank of America N.A.	(58,353,086)	02/15/28	0.00%	1D ESTR	Monthly	52,561
Amundi EURO STOXX 50 II UCITS ETF	Barclays Bank PLC	(15,959,924)	02/19/27	(1.29)%	1D ESTR	Monthly	3,440
Amundi EURO STOXX 50 II UCITS ETF	UBS AG	(29,769,133)	01/03/31	0.00%	1D ESTR	Monthly	(72,136)
ANA Holdings, Inc.	Bank of America N.A.	(189,118)	03/15/28	0.00%	1D P TONA	Monthly	17,950
ANA Holdings, Inc.	Barclays Bank PLC	(140,600)	01/20/27	(0.20)%	1D P TONA	Monthly	10,978
ANA Holdings, Inc.	BNP Paribas SA	(60,591)	01/26/28	(0.25)%	1D TONA	Monthly	5,751
ANA Holdings, Inc.	UBS AG	(1,064,936)	01/06/31	0.00%	1D P TONA	Monthly	101,080
Analog Devices, Inc.	Bank of America N.A.	(4,564,402)	02/15/28	0.10%	1D OBFR01	Monthly	(647,278)
Analog Devices, Inc.	Barclays Bank PLC	(3,780,883)	02/16/27	(0.10)%	1D OBFR01	Monthly	(138,337)
Analog Devices, Inc.	BNP Paribas SA	(1,658,689)	01/28/28	(0.15)%	1D OBFR01	Monthly	(40,860)
Analog Devices, Inc.	UBS AG	(2,661,828)	01/14/31	0.00%	1D OBFR01	Monthly	(130,661)
and ST HD Co. Ltd.	Barclays Bank PLC	(6,528,976)	05/12/27	(0.20)%	1D P TONA	Monthly	334,010
and ST HD Co. Ltd.	BNP Paribas SA	(3,152,834)	03/24/27	(0.25)%	1D TONA	Monthly	161,633
Anglo American PLC	Barclays Bank PLC	(2,483,542)	08/18/27	(0.25)%	1D OBFR01	Monthly	(35,191)
Anglo American PLC	Goldman Sachs Bank USA	(2,195,222)	08/19/26	(0.12)%	1D SONIA	Monthly	(14,577)
Anglo American PLC	SG Americas Securities LLC	(3,509,291)	12/08/27	(0.17)%	1D SONIA	Monthly	6,452
Anglo American PLC	UBS AG	(1,808,646)	04/18/28	0.00%	1D SONIA	Monthly	(26,106)
Anglo American PLC	UBS AG	(5,090,987)	09/03/29	0.00%	1D SONIA	Monthly	(61,235)
Anheuser-Busch InBev SA	UBS AG	(3,151,262)	09/03/29	0.00%	1D ESTR	Monthly	(15,826)
Annaly Capital Management, Inc.	Barclays Bank PLC	(6,816,330)	12/23/26	(0.15)%	1D OBFR01	Monthly	(79,020)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Annaly Capital Management, Inc.	Barclays Bank PLC	$ (19,156,118)	02/23/27	(0.15)%	1D OBFR01	Monthly	$ (225,274)
Anritsu Corp.	Barclays Bank PLC	(1,913,219)	05/12/27	(0.15)%	1D P TONA	Monthly	(243,776)
Ansell Ltd.	Barclays Bank PLC	(63,413)	01/20/27	0.00%	1D AONIA	Monthly	(793)
Ansell Ltd.	Barclays Bank PLC	(5,270,522)	05/12/27	(0.22)%	1D AONIA	Monthly	82,687
Ansell Ltd.	BNP Paribas SA	(1,090,186)	03/22/27	(0.50)%	1D AONIA	Monthly	80,511
Anteris Technologies Global Corp.	UBS AG	(301,322)	01/14/31	0.00%	1D OBFR01	Monthly	6,707
Anterix, Inc.	Barclays Bank PLC	(119,125)	12/23/26	(0.15)%	1D OBFR01	Monthly	(9,503)
Antero Midstream Corp.	Barclays Bank PLC	(28,085,206)	12/23/26	(0.12)%	1D OBFR01	Monthly	(806,872)
Antofagasta PLC	Bank of America N.A.	(286,686)	02/15/28	(0.25)%	1D SONIA	Monthly	24,023
Antofagasta PLC	BNP Paribas SA	(1,249,837)	01/13/28	(0.25)%	1D SONIA	Monthly	94,476
Antofagasta PLC	UBS AG	(552,940)	01/03/31	0.00%	1D SONIA	Monthly	46,333
Anycolor, Inc.	Barclays Bank PLC	(2,890,697)	05/12/27	(3.63)%	1D P TONA	Monthly	231,133
Anycolor, Inc.	UBS AG	(3,452,301)	04/03/28	0.00%	1D P TONA	Monthly	515,478
ANZ Group Holdings Ltd.	Barclays Bank PLC	(31,614,680)	05/12/27	(0.25)%	1D AONIA	Monthly	(419,855)
ANZ Group Holdings Ltd.	Barclays Bank PLC	(43,253,869)	09/09/27	(0.25)%	1D AONIA	Monthly	(574,428)
ANZ Group Holdings Ltd.	BNP Paribas SA	(10,950,630)	09/07/26	(0.25)%	1D AONIA	Monthly	380,052
ANZ Group Holdings Ltd.	BNP Paribas SA	(33,692,656)	03/22/27	(0.25)%	1D AONIA	Monthly	1,169,335
Aon PLC, Class A	Morgan Stanley & Co. International PLC	(31,496,397)	01/06/27	(0.15)%	1D FEDL01	Monthly	1,259,802
Aon PLC, Class A	SG Americas Securities LLC	(102,871,715)	12/08/27	(0.04)%	1D OBFR01	Monthly	5,202,787
Aozora Bank Ltd.	Barclays Bank PLC	(603,005)	01/20/27	(0.20)%	1D P TONA	Monthly	15,706
Aozora Bank Ltd.	Barclays Bank PLC	(757,645)	05/12/27	(0.20)%	1D P TONA	Monthly	15,455
Aozora Bank Ltd.	Morgan Stanley & Co. International PLC	(800,141)	01/06/27	(0.39)%	1D P TONA	Monthly	20,840
Aozora Bank Ltd.	UBS AG	(6,893,654)	04/03/28	0.00%	1D P TONA	Monthly	396,257
APA Corp.	Barclays Bank PLC	(216,828)	02/16/27	(0.15)%	1D OBFR01	Monthly	(15,211)
APA Corp.	BNP Paribas SA	(987,670)	01/28/28	(0.15)%	1D OBFR01	Monthly	(78,560)
APA Corp.	SG Americas Securities LLC	(21,464,245)	12/08/27	(0.15)%	1D OBFR01	Monthly	(1,096,754)
APA Group	Barclays Bank PLC	(3,107,188)	05/12/27	(0.19)%	1D AONIA	Monthly	(129,782)
APA Group	BNP Paribas SA	(2,288,139)	03/22/27	(0.25)%	1D AONIA	Monthly	(141,929)
APA Group	BNP Paribas SA	(2,089,403)	01/21/28	(0.25)%	1D AONIA	Monthly	(129,602)
APA Group	Morgan Stanley & Co. International PLC	(4,880,962)	01/07/27	(0.30)%	1D AONIA	Monthly	(203,870)
Apogee Enterprises, Inc.	SG Americas Securities LLC	(155,430)	12/08/27	0.05%	1D OBFR01	Monthly	(5,895)
Apollo Commercial Real Estate Finance, Inc.	Bank of America N.A.	(688,560)	02/15/28	(0.15)%	1D OBFR01	Monthly	17,183
Apollo Commercial Real Estate Finance, Inc.	Barclays Bank PLC	(2,856,666)	12/23/26	(0.15)%	1D OBFR01	Monthly	25,876
Apollo Commercial Real Estate Finance, Inc.	BNP Paribas SA	(1,638,366)	05/17/27	(0.15)%	1D OBFR01	Monthly	24,224
Apollo Commercial Real Estate Finance, Inc.	Goldman Sachs Bank USA	(1,853,544)	08/19/26	(0.15)%	1D FEDL01	Monthly	46,256
Apollo Commercial Real Estate Finance, Inc.	UBS AG	(1,928,034)	04/21/28	0.00%	1D OBFR01	Monthly	48,115
Apollo Global Management, Inc.	BNP Paribas SA	(482,883)	01/28/28	(0.15)%	1D OBFR01	Monthly	(32,769)
Apollo Global Management, Inc.	SG Americas Securities LLC	(39,029,820)	12/08/27	(0.13)%	1D OBFR01	Monthly	(7,836,874)
Apollo Global Management, Inc.	UBS AG	(4,847,275)	01/22/31	0.00%	1D OBFR01	Monthly	(328,942)
Apotea Sverige AB	BNP Paribas SA	(594)	01/13/28	(0.26)%	1D STIBOR	Monthly	(124)
Appfolio, Inc., Class A	BNP Paribas SA	(1,404,890)	01/24/28	(0.15)%	1D OBFR01	Monthly	(110,951)
Appfolio, Inc., Class A	Morgan Stanley & Co. International PLC	(8,402,066)	01/06/27	(0.15)%	1D FEDL01	Monthly	(460,387)
Appian Corp., Class A	BNP Paribas SA	(49,425)	01/28/28	(0.10)%	1D OBFR01	Monthly	631
Appier Group, Inc.	Barclays Bank PLC	(88,914)	01/20/27	(0.15)%	1D P TONA	Monthly	5,756
Apple Hospitality REIT, Inc.	Barclays Bank PLC	(1,860,590)	12/23/26	(0.15)%	1D OBFR01	Monthly	(40,336)
Applied Digital Corp.	BNP Paribas SA	(4,057,862)	01/24/28	(0.15)%	1D OBFR01	Monthly	(453,069)
Applied Digital Corp.	Morgan Stanley & Co. International PLC	(3,786,721)	01/06/27	(0.15)%	1D FEDL01	Monthly	(212,514)
Applied Materials, Inc.	Bank of America N.A.	(303,186)	02/15/28	0.10%	1D OBFR01	Monthly	(177)
Applied Optoelectronics, Inc.	Morgan Stanley & Co. International PLC	(2,757,845)	01/06/27	(0.15)%	1D FEDL01	Monthly	(275,748)
AppLovin Corp., Class A	Barclays Bank PLC	(3,777,775)	02/23/27	(0.14)%	1D OBFR01	Monthly	291,782

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
AppLovin Corp., Class A	SG Americas Securities LLC	$ (12,655,039)	12/08/27	(0.01)%	1D OBFR01	Monthly	$ (1,558,085)
AptarGroup, Inc.	Morgan Stanley & Co. International PLC	(30,733,340)	01/06/27	(0.15)%	1D FEDL01	Monthly	207,508
Aptiv PLC	Barclays Bank PLC	(408,553)	02/16/27	(0.10)%	1D OBFR01	Monthly	4,028
Aptiv PLC	BNP Paribas SA	(4,940,864)	01/28/28	(0.15)%	1D OBFR01	Monthly	(152,131)
Aptiv PLC	UBS AG	(587,548)	01/14/31	0.00%	1D OBFR01	Monthly	(19,451)
AQ Group AB	BNP Paribas SA	(101,559)	11/17/27	0.00%	1D STIBOR	Monthly	(967)
Aramark	BNP Paribas SA	(78,765)	01/24/28	0.00%	1D OBFR01	Monthly	(4)
Arbor Realty Trust, Inc.	Barclays Bank PLC	(4,868,916)	12/23/26	(0.88)%	1D OBFR01	Monthly	149,353
Arcadis NV	Morgan Stanley & Co. International PLC	(1,965,928)	01/04/27	(0.26)%	1D ESTR	Monthly	(252,925)
ArcBest Corp.	BNP Paribas SA	(833,929)	05/17/27	(0.15)%	1D OBFR01	Monthly	(149,381)
ArcelorMittal SA	Bank of America N.A.	(9,141,298)	02/15/28	0.05%	1D ESTR	Monthly	492,120
ArcelorMittal SA	Bank of America N.A.	(1,961,383)	02/15/28	0.05%	1D ESTR	Monthly	105,591
ArcelorMittal SA	BNP Paribas SA	(3,421,222)	08/17/26	(0.10)%	1D ESTR	Monthly	184,181
ArcelorMittal SA	BNP Paribas SA	(85,288)	01/13/28	(0.10)%	1D ESTR	Monthly	4,591
ArcelorMittal SA	Morgan Stanley & Co. International PLC	(6,805,356)	01/06/27	(0.26)%	1D ESTR	Monthly	363,900
ArcelorMittal SA	UBS AG	(4,997,335)	09/03/29	0.00%	1D ESTR	Monthly	269,030
Arch Capital Group Ltd.	Bank of America N.A.	(545,548)	02/15/28	(0.15)%	1D OBFR01	Monthly	24,223
Archer Aviation, Inc., Class A	Barclays Bank PLC	(4,114,416)	12/23/26	(0.15)%	1D OBFR01	Monthly	203,077
ARCHION Corp.	Barclays Bank PLC	(3,448,807)	05/12/27	(2.63)%	1D P TONA	Monthly	546,061
Ardent Health, Inc.	UBS AG	(216,478)	04/21/28	0.00%	1D OBFR01	Monthly	(7,338)
Arena REIT	BNP Paribas SA	(127,184)	01/14/28	(0.25)%	1D AONIA	Monthly	2,668
Argenx SE	Bank of America N.A.	(483,309)	02/15/28	(0.10)%	1D ESTR	Monthly	28,457
Argenx SE	BNP Paribas SA	(2,559,038)	04/12/27	(0.10)%	1D ESTR	Monthly	150,674
Argenx SE	SG Americas Securities LLC	(6,681,263)	12/08/27	(0.26)%	1D ESTR	Monthly	23,954
Argenx SE	UBS AG	(5,756,376)	04/18/28	0.00%	1D ESTR	Monthly	338,931
Ariake Japan Co. Ltd.	Barclays Bank PLC	(1,240,964)	05/12/27	(0.18)%	1D P TONA	Monthly	7,149
Aris Mining Corp.	Bank of America N.A.	(840,323)	02/15/28	(0.20)%	CABROVER	Monthly	107,981
Aris Mining Corp.	BNP Paribas SA	(117,605)	01/17/28	(0.20)%	CABROVER	Monthly	15,112
Aris Mining Corp.	BNP Paribas SA	(74,647)	01/24/28	0.00%	CABROVER	Monthly	(15)
Aris Mining Corp.	Morgan Stanley & Co. International PLC	(29,554,116)	01/04/27	(0.20)%	CABROVER	Monthly	2,221,523
Aris Mining Corp.	Morgan Stanley & Co. International PLC	(8,238,417)	01/06/27	(0.20)%	CABROVER	Monthly	629,868
Arista Networks, Inc.	UBS AG	(2,971,249)	01/22/31	0.00%	1D OBFR01	Monthly	(350,828)
Aritzia, Inc.	Barclays Bank PLC	(3,805,241)	02/23/27	(0.15)%	CABROVER	Monthly	(80,478)
Arkema SA	Citibank N.A.	(555,869)	07/06/26	(0.26)%	1D ESTR	Monthly	(2,750)
Arkema SA	UBS AG	(2,322,978)	09/03/29	0.00%	1D ESTR	Monthly	(119,210)
ARKO Petroleum Corp., Class A	BNP Paribas SA	(49,843)	01/28/28	(0.15)%	1D OBFR01	Monthly	(134)
ARKO Petroleum Corp., Class A	UBS AG	(1,268)	01/14/31	0.00%	1D OBFR01	Monthly	(3)
ARM Holdings PLC	BNP Paribas SA	(8,783,299)	01/28/28	(0.15)%	1D OBFR01	Monthly	(2,810,171)
ARM Holdings PLC	UBS AG	(1,793,838)	01/14/31	0.00%	1D OBFR01	Monthly	(89,788)
ARM Holdings PLC, ADR	Bank of America N.A.	(6,522,105)	02/15/28	(0.15)%	1D OBFR01	Monthly	(2,086,713)
Armada Hoffler Properties, Inc.	UBS AG	(755,698)	04/21/28	0.00%	1D OBFR01	Monthly	(28,323)
ARMOUR Residential REIT, Inc.	Barclays Bank PLC	(8,611,406)	12/23/26	(0.50)%	1D OBFR01	Monthly	9,808
ARMOUR Residential REIT, Inc.	Morgan Stanley & Co. International PLC	(28,384,827)	01/04/27	(0.24)%	1D FEDL01	Monthly	32,329
Armstrong World Industries, Inc.	BNP Paribas SA	(6,783,946)	01/24/28	(0.10)%	1D OBFR01	Monthly	233,814
Armstrong World Industries, Inc.	SG Americas Securities LLC	(4,979,005)	12/08/27	0.05%	1D OBFR01	Monthly	114,882
Aroundtown SA	BNP Paribas SA	(3,289,954)	03/24/27	(0.26)%	1D ESTR	Monthly	240,727
Aroundtown SA	BNP Paribas SA	(40,401)	01/13/28	(0.26)%	1D ESTR	Monthly	2,956
Array Technologies, Inc.	SG Americas Securities LLC	(2,886,812)	12/08/27	(0.15)%	1D OBFR01	Monthly	(162,237)
Arrow Electronics, Inc.	BNP Paribas SA	(741,484)	05/17/27	0.08%	1D OBFR01	Monthly	(82,714)
Arrowhead Pharmaceuticals, Inc.	BNP Paribas SA	(614,640)	01/28/28	(0.15)%	1D OBFR01	Monthly	(21,917)
Arrowhead Pharmaceuticals, Inc.	Morgan Stanley & Co. International PLC	(6,017,675)	01/06/27	(0.15)%	1D FEDL01	Monthly	35,227
Arrowhead Pharmaceuticals, Inc.	UBS AG	(150,286)	01/14/31	0.00%	1D OBFR01	Monthly	(7,181)
Arrowhead Pharmaceuticals, Inc.	UBS AG	(648,057)	01/22/31	0.00%	1D OBFR01	Monthly	(23,109)
Artemis Gold, Inc.	Barclays Bank PLC	(1,417,807)	12/23/26	(0.20)%	CABROVER	Monthly	172,877
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Artemis Gold, Inc.	BNP Paribas SA	$ (13,760,916)	08/17/26	(0.20)%	CABROVER	Monthly	$ 2,017,128
Arthur J Gallagher & Co.	BNP Paribas SA	(82,825)	01/28/28	(0.15)%	1D OBFR01	Monthly	6,664
Arthur J Gallagher & Co.	Morgan Stanley & Co. International PLC	(26,154,881)	01/06/27	(0.15)%	1D FEDL01	Monthly	1,740,031
Arthur J Gallagher & Co.	SG Americas Securities LLC	(55,751,604)	12/08/27	(0.09)%	1D OBFR01	Monthly	3,336,531
Artivion, Inc.	SG Americas Securities LLC	(2,506,855)	12/08/27	(0.15)%	1D OBFR01	Monthly	15,989
Aryt Industries Ltd.	Goldman Sachs Bank USA	(286,146)	08/19/26	(1.75)%	SHIR	Monthly	(5,318)
Aryt Industries Ltd.	Morgan Stanley & Co. International PLC	(874,959)	05/23/28	(0.75)%	SHIR	Monthly	130,317
Aryt Industries Ltd.	SG Americas Securities LLC	(248,863)	12/08/27	(1.30)%	SHIR	Monthly	34,589
Aryt Industries Ltd.	UBS AG	(91,953)	06/07/28	0.00%	SHIR	Monthly	(1,709)
Aryzta AG	Goldman Sachs Bank USA	(1,862,363)	08/19/26	(0.26)%	SSARON	Monthly	(43,541)
Aryzta AG	Morgan Stanley & Co. International PLC	(3,352,207)	01/04/27	(0.26)%	SSARON	Monthly	(147,099)
As One Corp.	Barclays Bank PLC	(145,504)	01/20/27	(0.15)%	1D P TONA	Monthly	(1,487)
Asahi Group Holdings Ltd.	Barclays Bank PLC	(1,084,318)	01/26/27	(0.15)%	1D P TONA	Monthly	26,897
Asahi Group Holdings Ltd.	Barclays Bank PLC	(853,742)	05/12/27	(0.20)%	1D P TONA	Monthly	8,987
Asahi Group Holdings Ltd.	Barclays Bank PLC	(20,177,222)	09/09/27	(0.15)%	1D P TONA	Monthly	451,506
Asahi Intecc Co. Ltd.	Bank of America N.A.	(635,195)	03/15/28	(0.15)%	1D P TONA	Monthly	52,316
Asahi Intecc Co. Ltd.	UBS AG	(2,031,137)	01/20/31	0.00%	1D P TONA	Monthly	97,325
Asahi Yukizai Corp.	Barclays Bank PLC	(884,852)	05/12/27	(0.20)%	1D P TONA	Monthly	26,832
Asahi Yukizai Corp.	Citibank N.A.	(83,191)	02/24/27	(0.25)%	1D P TONA	Monthly	2,523
Asana, Inc., Class A	BNP Paribas SA	(1,716,335)	05/17/27	(0.15)%	1D OBFR01	Monthly	(67,750)
Asbury Automotive Group, Inc.	Bank of America N.A.	(34,229)	02/15/28	(0.15)%	1D OBFR01	Monthly	(194)
Asbury Automotive Group, Inc.	Citibank N.A.	(231,805)	06/25/26	(0.15)%	1D OBFR01	Monthly	(1,420)
Ascendis Pharma A/S	BNP Paribas SA	(371,267)	01/28/28	(0.15)%	1D OBFR01	Monthly	(4,457)
Ashland, Inc.	SG Americas Securities LLC	(8,495,510)	12/08/27	(0.14)%	1D OBFR01	Monthly	448,722
Ashmore Group PLC	UBS AG	(93,245)	04/24/28	0.00%	1D SONIA	Monthly	6,048
Ashtrom Group Ltd.	Bank of America N.A.	(75,997)	02/15/28	(2.25)%	SHIR	Monthly	705
Asics Corp.	Bank of America N.A.	(10,909,745)	02/15/28	(0.15)%	1D P TONA	Monthly	291,879
Asics Corp.	Bank of America N.A.	(2,042,477)	03/15/28	(0.15)%	1D P TONA	Monthly	54,644
Asics Corp.	Bank of America N.A.	(1,674,831)	03/15/28	(0.15)%	1D P TONA	Monthly	44,808
Asics Corp.	Barclays Bank PLC	(1,538,367)	01/26/27	(0.15)%	1D P TONA	Monthly	41,813
Asics Corp.	Barclays Bank PLC	(32,061,230)	09/09/27	(0.15)%	1D P TONA	Monthly	857,935
Asics Corp.	Citibank N.A.	(35,990,537)	02/24/27	(0.15)%	1D P TONA	Monthly	891,090
ASM International NV	Bank of America N.A.	(253,841)	02/15/28	(0.10)%	1D ESTR	Monthly	(26,924)
Asmodee Group AB, Class B	BNP Paribas SA	(6,467,105)	11/17/27	(0.25)%	1D STIBOR	Monthly	(350,558)
Asmpt Ltd.	Barclays Bank PLC	(139,909)	01/20/27	(0.15)%	HONIA	Monthly	(10,912)
Aspen Aerogels, Inc.	BNP Paribas SA	(19,777)	01/28/28	(0.15)%	1D OBFR01	Monthly	(2,257)
ASR Nederland NV	Barclays Bank PLC	(732,271)	02/19/27	(0.10)%	1D ESTR	Monthly	(12,435)
ASR Nederland NV	UBS AG	(43,661)	01/03/31	0.00%	1D ESTR	Monthly	(700)
Assa Abloy AB, Class B	Bank of America N.A.	(3,634,994)	02/15/28	(0.26)%	1D STIBOR	Monthly	95,704
Associated British Foods PLC	BNP Paribas SA	(3,249,797)	01/19/28	(0.25)%	1D SONIA	Monthly	(2,636)
Associated British Foods PLC	Citibank N.A.	(1,992,322)	07/06/26	(0.24)%	1D SONIA	Monthly	25,278
Associated British Foods PLC	UBS AG	(6,300,146)	01/20/31	0.00%	1D SONIA	Monthly	(5,111)
Assurant, Inc.	BNP Paribas SA	(2,386,071)	01/28/28	(0.15)%	1D OBFR01	Monthly	(122,644)
Assurant, Inc.	UBS AG	(745,953)	01/14/31	0.00%	1D OBFR01	Monthly	(40,826)
AST SpaceMobile, Inc., Class A	BNP Paribas SA	(310,095)	05/17/27	(0.15)%	1D OBFR01	Monthly	46,420
AST SpaceMobile, Inc., Class A	SG Americas Securities LLC	(2,278,482)	12/08/27	(0.15)%	1D OBFR01	Monthly	532,890
Astellas Pharma, Inc.	UBS AG	(376,125)	01/06/31	0.00%	1D P TONA	Monthly	55,844
Astera Labs, Inc.	Bank of America N.A.	(2,371,916)	02/15/28	0.00%	1D OBFR01	Monthly	(312,185)
Astera Labs, Inc.	Morgan Stanley & Co. International PLC	(14,979,297)	01/06/27	(0.15)%	1D FEDL01	Monthly	(52,489)
AstraZeneca PLC	Barclays Bank PLC	(352,004)	08/18/27	(0.25)%	1D SONIA	Monthly	69
AstraZeneca PLC	Morgan Stanley & Co. International PLC	(11,422,453)	01/04/27	(0.25)%	1D SONIA	Monthly	369,806
AstraZeneca PLC	UBS AG	(2,880,182)	09/03/29	0.00%	1D SONIA	Monthly	5,511
ASX Ltd.	Barclays Bank PLC	(4,006,900)	05/12/27	(0.25)%	1D AONIA	Monthly	(109,685)
ASX Ltd.	BNP Paribas SA	(9,557,687)	09/07/26	(0.25)%	1D AONIA	Monthly	(391,078)
ASX Ltd.	BNP Paribas SA	(1,594,202)	03/22/27	(0.25)%	1D AONIA	Monthly	(65,231)
ASX Ltd.	BNP Paribas SA	(5,742,376)	01/14/28	(0.25)%	1D AONIA	Monthly	(242,134)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
AT&S Austria Technologie & Systemtechnik AG	Bank of America N.A.	$ (16,511)	02/15/28	0.00%	1D ESTR	Monthly	$ (105)
AT&T, Inc.	Bank of America N.A.	(264,428)	02/15/28	(0.15)%	1D OBFR01	Monthly	(6,959)
AtaiBeckley, Inc.	UBS AG	(253,806)	01/14/31	0.00%	1D OBFR01	Monthly	36,958
Athabasca Oil Corp.	Bank of America N.A.	(658,526)	02/15/28	(0.20)%	CABROVER	Monthly	(61,398)
Athabasca Oil Corp.	Barclays Bank PLC	(15,982,884)	10/23/26	(0.20)%	CABROVER	Monthly	(771,594)
Athabasca Oil Corp.	BNP Paribas SA	(158,098)	01/17/28	(0.20)%	CABROVER	Monthly	(14,740)
Athabasca Oil Corp.	BNP Paribas SA	(4,287,054)	01/24/28	(0.20)%	CABROVER	Monthly	(251,063)
Athabasca Oil Corp.	Morgan Stanley & Co. International PLC	(14,050,741)	01/06/27	(0.20)%	CABROVER	Monthly	(529,004)
ATI, Inc.	SG Americas Securities LLC	(7,129,976)	12/08/27	(0.13)%	1D OBFR01	Monthly	42,400
AtkinsRealis Group, Inc.	BNP Paribas SA	(35,059,099)	08/17/26	(0.20)%	CABROVER	Monthly	80,596
AtkinsRealis Group, Inc.	BNP Paribas SA	(13,688,362)	05/17/27	(0.20)%	CABROVER	Monthly	43,672
Atlanta Braves Holdings, Inc., Class C	SG Americas Securities LLC	(5,320,063)	12/08/27	(0.15)%	1D OBFR01	Monthly	(639,228)
Atlantic Union Bankshares Corp.	Bank of America N.A.	(903,174)	02/15/28	(0.15)%	1D OBFR01	Monthly	9,025
Atlantic Union Bankshares Corp.	SG Americas Securities LLC	(19,072,892)	12/08/27	(0.15)%	1D OBFR01	Monthly	35,395
Atlanticus Holdings Corp.	Barclays Bank PLC	(201,294)	12/23/26	(0.15)%	1D OBFR01	Monthly	(11,921)
Atlas Arteria Ltd.	Barclays Bank PLC	(5,187,718)	05/12/27	(0.25)%	1D AONIA	Monthly	(687,358)
Atlas Arteria Ltd.	BNP Paribas SA	(2,106,624)	03/22/27	(0.25)%	1D AONIA	Monthly	(267,947)
Atlas Copco AB, Class A	SG Americas Securities LLC	(6,268,420)	12/08/27	(0.26)%	1D STIBOR	Monthly	226,569
Atlas Copco AB, Class A	UBS AG	(208,806)	09/03/29	0.00%	TN STIBOR	Monthly	9,096
Atlas Energy Solutions, Inc.	Barclays Bank PLC	(847,261)	12/23/26	(0.50)%	1D OBFR01	Monthly	(107,074)
Atlas Energy Solutions, Inc.	BNP Paribas SA	(1,685,655)	05/17/27	(0.46)%	1D OBFR01	Monthly	(538,846)
Atlas Energy Solutions, Inc.	UBS AG	(1,018,779)	04/21/28	0.00%	1D OBFR01	Monthly	(325,669)
Atlassian Corp., Class A	Bank of America N.A.	(346,175)	02/15/28	(0.15)%	1D OBFR01	Monthly	5,557
Atlassian Corp., Class A	Barclays Bank PLC	(75,785)	02/23/27	(0.15)%	1D OBFR01	Monthly	3,216
Atlassian Corp., Class A	UBS AG	(470,580)	01/14/31	0.00%	1D OBFR01	Monthly	(18,467)
Atmos Energy Corp.	BNP Paribas SA	(28,599,105)	01/24/28	(0.15)%	1D OBFR01	Monthly	(571,184)
Atmos Energy Corp.	Morgan Stanley & Co. International PLC	(5,184,541)	01/06/27	(0.15)%	1D FEDL01	Monthly	(212,791)
Atomera, Inc.	Barclays Bank PLC	(207,470)	02/16/27	(3.63)%	1D OBFR01	Monthly	(60,212)
Atomera, Inc.	BNP Paribas SA	(36,417)	01/28/28	(3.78)%	1D OBFR01	Monthly	(21,538)
Atomera, Inc.	UBS AG	(82,980)	01/14/31	0.00%	1D OBFR01	Monthly	(49,078)
AtriCure, Inc.	Bank of America N.A.	(45,406)	02/15/28	(0.15)%	1D OBFR01	Monthly	1,948
ATS Corp.	Morgan Stanley & Co. International PLC	(5,686,867)	01/04/27	(0.20)%	CABROVER	Monthly	182,359
AUB Group Ltd.	Barclays Bank PLC	(4,178,135)	05/12/27	(0.25)%	1D AONIA	Monthly	(43,786)
AUB Group Ltd.	Morgan Stanley & Co. International PLC	(1,074,401)	01/06/27	(0.30)%	1D AONIA	Monthly	(11,260)
Auckland International Airport Ltd.	Barclays Bank PLC	(2,589,517)	01/26/27	(0.40)%	1M BBR	Monthly	(9,451)
Auckland International Airport Ltd.	Barclays Bank PLC	(18,485,843)	05/13/27	(0.40)%	1M BBR	Monthly	(67,467)
Auckland International Airport Ltd.	Barclays Bank PLC	(6,276,132)	10/09/27	(0.40)%	1M BBR	Monthly	(22,906)
Auckland International Airport Ltd.	BNP Paribas SA	(478,218)	09/07/26	(0.25)%	1D NZOCO	Monthly	(4,092)
Auckland International Airport Ltd.	BNP Paribas SA	(1,618,398)	03/22/27	(0.25)%	1D NZOCO	Monthly	(13,849)
Auckland International Airport Ltd.	UBS AG	(3,160,614)	04/18/28	0.00%	1M BBR	Monthly	(27,047)
Auction Technology Group PLC	Bank of America N.A.	(430,628)	02/15/28	(0.25)%	1D SONIA	Monthly	26,120
Auction Technology Group PLC	BNP Paribas SA	(202,345)	03/17/27	(0.25)%	1D SONIA	Monthly	12,273
Auction Technology Group PLC	Goldman Sachs Bank USA	(450,752)	08/19/26	(0.25)%	1D SONIA	Monthly	27,340
Auction Technology Group PLC	UBS AG	(117,100)	04/24/28	0.00%	1D SONIA	Monthly	7,103
AudioEye, Inc.	Bank of America N.A.	(196,115)	02/15/28	(0.15)%	1D OBFR01	Monthly	(5,346)
AudioEye, Inc.	Barclays Bank PLC	(33,818)	02/16/27	(0.15)%	1D OBFR01	Monthly	(142)
AudioEye, Inc.	BNP Paribas SA	(53,146)	01/28/28	(0.15)%	1D OBFR01	Monthly	(1,449)
Aumovio SE	Bank of America N.A.	(101,215)	02/15/28	(0.26)%	1D ESTR	Monthly	1,597
Aumovio SE	Barclays Bank PLC	(33,816)	02/19/27	(0.26)%	1D ESTR	Monthly	(99)
Aumovio SE	BNP Paribas SA	(120,255)	01/13/28	(0.10)%	1D ESTR	Monthly	(1,220)
Aumovio SE	UBS AG	(717,937)	01/03/31	0.00%	1D ESTR	Monthly	(25,616)
Aurora Innovation, Inc., Class A	BNP Paribas SA	(2,060,495)	01/24/28	(0.15)%	1D OBFR01	Monthly	(238,297)
Aurora Innovation, Inc., Class A	SG Americas Securities LLC	(3,950,913)	12/08/27	(0.15)%	1D OBFR01	Monthly	(1,541,136)
Aurora Innovation, Inc., Class A	UBS AG	(1,396,354)	04/18/28	0.00%	1D OBFR01	Monthly	(152,809)
Austal Ltd.	Barclays Bank PLC	(1,969,382)	05/12/27	(0.20)%	1D AONIA	Monthly	191,677
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Auto Trader Group PLC	Bank of America N.A.	$ (7,401,916)	02/15/28	(0.25)%	1D SONIA	Monthly	$ 16,131
Auto Trader Group PLC	Bank of America N.A.	(2,653,868)	02/15/28	(0.25)%	1D SONIA	Monthly	5,068
Auto Trader Group PLC	Barclays Bank PLC	(1,788,752)	02/19/27	(0.25)%	1D SONIA	Monthly	49,419
Auto Trader Group PLC	BNP Paribas SA	(1,923,443)	01/13/28	(0.25)%	1D SONIA	Monthly	3,673
Auto Trader Group PLC	SG Americas Securities LLC	(10,980,911)	12/08/27	(0.25)%	1D SONIA	Monthly	(328,380)
Auto Trader Group PLC	UBS AG	(2,989,961)	04/18/28	0.00%	1D SONIA	Monthly	5,709
Auto Trader Group PLC	UBS AG	(1,704,750)	01/03/31	0.00%	1D SONIA	Monthly	3,255
Auto Trader Group PLC	UBS AG	(174,116)	01/20/31	0.00%	1D SONIA	Monthly	332
Auto1 Group SE	BNP Paribas SA	(395,529)	01/13/28	(0.26)%	1D ESTR	Monthly	36,690
Auto1 Group SE	SG Americas Securities LLC	(4,210,158)	12/08/27	(0.26)%	1D ESTR	Monthly	(449,991)
Autoliv, Inc.	BNP Paribas SA	(358,607)	01/28/28	(0.10)%	1D OBFR01	Monthly	152
Automatic Data Processing, Inc.	Barclays Bank PLC	(21,676,614)	12/23/26	0.20%	1D OBFR01	Monthly	(1,110,963)
Automatic Data Processing, Inc.	BNP Paribas SA	(2,748,749)	01/24/28	(0.10)%	1D OBFR01	Monthly	(150,166)
AutoStore Holdings Ltd.	BNP Paribas SA	(3,123,470)	03/17/27	(0.25)%	NOWA	Monthly	(345,437)
AutoStore Holdings Ltd.	SG Americas Securities LLC	(795,790)	12/08/27	(0.32)%	NOWA	Monthly	(105,226)
AutoStore Holdings Ltd.	UBS AG	(2,237,669)	04/24/28	0.00%	NOWA	Monthly	(255,480)
AutoZone, Inc.	Bank of America N.A.	(28,588,419)	02/15/28	0.10%	1D OBFR01	Monthly	(1,354,959)
AutoZone, Inc.	Morgan Stanley & Co. International PLC	(9,245,724)	01/06/27	(0.15)%	1D FEDL01	Monthly	(295,857)
AutoZone, Inc.	UBS AG	(4,055,333)	01/22/31	0.00%	1D OBFR01	Monthly	(196,894)
Avalo Therapeutics, Inc.	BNP Paribas SA	(38,702)	01/28/28	(0.15)%	1D OBFR01	Monthly	(145)
AvalonBay Communities, Inc.	BNP Paribas SA	(4,931,610)	01/24/28	(0.15)%	1D OBFR01	Monthly	(337,143)
Avantor, Inc.	Bank of America N.A.	(1,585,311)	02/15/28	(0.15)%	1D OBFR01	Monthly	51,139
Avantor, Inc.	Bank of America N.A.	(8,554)	02/15/28	(0.15)%	1D OBFR01	Monthly	276
Avantor, Inc.	Barclays Bank PLC	(788,753)	02/23/27	(0.15)%	1D OBFR01	Monthly	17,147
Avery Dennison Corp.	Bank of America N.A.	(4,672,875)	02/15/28	(0.48)%	1D OBFR01	Monthly	176,275
Avery Dennison Corp.	Morgan Stanley & Co. International PLC	(4,454,785)	01/06/27	(0.15)%	1D FEDL01	Monthly	52,936
Avery Dennison Corp.	UBS AG	(9,518,631)	01/14/31	0.00%	1D OBFR01	Monthly	207,571
Avient Corp.	UBS AG	(1,543,311)	04/21/28	0.00%	1D OBFR01	Monthly	17,692
Avino Silver & Gold Mines Ltd.	Barclays Bank PLC	(317,496)	12/23/26	(1.25)%	CABROVER	Monthly	39,052
Avino Silver & Gold Mines Ltd.	BNP Paribas SA	(1,264,070)	05/18/26	(0.53)%	CABROVER	Monthly	139,740
Avino Silver & Gold Mines Ltd.	BNP Paribas SA	(123,638)	01/17/28	(0.53)%	CABROVER	Monthly	(318)
Avino Silver & Gold Mines Ltd.	Citibank N.A.	(3,478,043)	02/24/28	(0.35)%	1D CORRA	Monthly	427,799
Avino Silver & Gold Mines Ltd.	Morgan Stanley & Co. International PLC	(735,944)	01/04/27	(0.20)%	CABROVER	Monthly	90,521
Avista Corp.	Barclays Bank PLC	(1,033,519)	12/23/26	(0.15)%	1D OBFR01	Monthly	(9,188)
Avita Medical, Inc.	Bank of America N.A.	(95,615)	02/15/28	(9.67)%	1D OBFR01	Monthly	15,565
Avita Medical, Inc.	Barclays Bank PLC	(92,653)	02/16/27	(11.56)%	1D OBFR01	Monthly	6,944
Avita Medical, Inc.	BNP Paribas SA	(52,379)	01/28/28	(7.63)%	1D OBFR01	Monthly	8,527
Aviva PLC	Citibank N.A.	(7,136,534)	07/06/26	(0.25)%	1D SONIA	Monthly	83,140
Avnet, Inc.	UBS AG	(600,592)	01/14/31	0.00%	1D OBFR01	Monthly	(105,116)
Avolta AG, Class N	Barclays Bank PLC	(1,038,701)	02/19/27	(0.26)%	SSARON	Monthly	(4,509)
Avolta AG, Class N	BNP Paribas SA	(3,676,243)	01/14/28	(0.10)%	SSARON	Monthly	63,886
Avon Technologies PLC	Bank of America N.A.	(910)	02/15/28	(0.25)%	1D SONIA	Monthly	42
Avon Technologies PLC	BNP Paribas SA	(225,431)	01/13/28	(0.10)%	1D SONIA	Monthly	10,474
Axfood AB	SG Americas Securities LLC	(3,265,217)	12/08/27	(0.26)%	1D STIBOR	Monthly	325,567
Axogen, Inc.	Morgan Stanley & Co. International PLC	(1,673,547)	01/04/27	(0.15)%	1D FEDL01	Monthly	(280,432)
Axogen, Inc.	SG Americas Securities LLC	(4,671,974)	12/08/27	(0.15)%	1D OBFR01	Monthly	(1,264,181)
Axon Enterprise, Inc.	Bank of America N.A.	(8,953,331)	02/15/28	(0.15)%	1D OBFR01	Monthly	9,350
Axon Enterprise, Inc.	BNP Paribas SA	(2,613,470)	01/28/28	(0.15)%	1D OBFR01	Monthly	9,261
Axon Enterprise, Inc.	SG Americas Securities LLC	(13,309,693)	12/08/27	(0.14)%	1D OBFR01	Monthly	(333,675)
Axos Financial, Inc.	BNP Paribas SA	(1,200,546)	05/17/27	(0.15)%	1D OBFR01	Monthly	(21,156)
Axsome Therapeutics, Inc.	UBS AG	(1,908,386)	01/22/31	0.00%	1D OBFR01	Monthly	(225,206)
AXT, Inc.	Bank of America N.A.	(535,660)	02/15/28	(0.15)%	1D OBFR01	Monthly	(138,660)
AXT, Inc.	Barclays Bank PLC	(7,426,676)	12/23/26	(0.12)%	1D OBFR01	Monthly	659,466
AXT, Inc.	Barclays Bank PLC	(467,927)	02/16/27	(0.15)%	1D OBFR01	Monthly	(72,037)
AXT, Inc.	BNP Paribas SA	(131,461)	01/28/28	(0.15)%	1D OBFR01	Monthly	(34,030)
AZ-COM MARUWA Holdings, Inc.	Barclays Bank PLC	(2,631,992)	05/12/27	(0.19)%	1D P TONA	Monthly	(25,928)
Azelis Group NV	Bank of America N.A.	(3,490,992)	02/15/28	(0.26)%	1D ESTR	Monthly	(563,564)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Azelis Group NV	Barclays Bank PLC	$ (2,872,653)	12/10/26	(0.26)%	1D ESTR	Monthly	$ (248,595)
Azelis Group NV	UBS AG	(2,066,400)	04/24/28	0.00%	1D ESTR	Monthly	(333,587)
Azenta, Inc.	UBS AG	(46,951)	01/14/31	0.00%	1D OBFR01	Monthly	(641)
Azrieli Group Ltd.	Goldman Sachs Bank USA	(4,727,115)	08/19/26	(0.54)%	SHIR	Monthly	(205,263)
Azrieli Group Ltd.	UBS AG	(300,680)	04/18/28	0.00%	SHIR	Monthly	(13,056)
Azrieli Group Ltd.	UBS AG	(4,001,325)	11/04/30	0.00%	SHIR	Monthly	(173,747)
B&G Foods, Inc.	Bank of America N.A.	(39)	02/15/28	(0.15)%	1D OBFR01	Monthly	—
B&M European Value Retail PLC	Bank of America N.A.	(109,893)	02/15/28	(0.25)%	1D SONIA	Monthly	3,471
B&M European Value Retail PLC	BNP Paribas SA	(86,588)	01/13/28	(0.25)%	1D SONIA	Monthly	2,735
B&M European Value Retail PLC	SG Americas Securities LLC	(1,277,279)	12/08/27	(0.25)%	1D SONIA	Monthly	117,904
Babcock & Wilcox Enterprises, Inc.	BNP Paribas SA	(66,629)	01/28/28	(0.15)%	1D OBFR01	Monthly	9,767
Babcock & Wilcox Enterprises, Inc.	Morgan Stanley & Co. International PLC	(388,347)	01/04/27	(0.15)%	1D FEDL01	Monthly	6,102
Badger Meter, Inc.	Barclays Bank PLC	(4,092,604)	12/23/26	(0.14)%	1D OBFR01	Monthly	7,418
Baker Hughes Co., Class A	SG Americas Securities LLC	(1,006,254)	12/08/27	0.00%	1D OBFR01	Monthly	(5,076)
Bakkafrost P/F	Barclays Bank PLC	(2,522,040)	12/11/26	(0.26)%	NOWA	Monthly	(90,477)
Bakkafrost P/F	UBS AG	(667,928)	04/24/28	0.00%	NOWA	Monthly	5,449
Balchem Corp.	BNP Paribas SA	(2,603,072)	05/17/27	(0.15)%	1D OBFR01	Monthly	180,388
Baldwin Insurance Group, Inc., Class A	Bank of America N.A.	(1,398,817)	02/15/28	(0.15)%	1D OBFR01	Monthly	6,740
Baldwin Insurance Group, Inc., Class A	Barclays Bank PLC	(3,997,414)	12/23/26	(0.15)%	1D OBFR01	Monthly	449,709
Baldwin Insurance Group, Inc., Class A	Goldman Sachs Bank USA	(1,203,056)	08/19/26	(0.15)%	1D FEDL01	Monthly	8,393
Baldwin Insurance Group, Inc., Class A	SG Americas Securities LLC	(3,883,637)	12/08/27	(0.14)%	1D OBFR01	Monthly	11,604
Baldwin Insurance Group, Inc., Class A	UBS AG	(1,841,171)	04/21/28	0.00%	1D OBFR01	Monthly	8,871
Ball Corp.	Bank of America N.A.	(1,162,675)	02/15/28	(0.15)%	1D OBFR01	Monthly	14,371
Ball Corp.	Barclays Bank PLC	(314,979)	02/16/27	(0.10)%	1D OBFR01	Monthly	7,991
Ball Corp.	BNP Paribas SA	(1,552,785)	01/28/28	0.08%	1D OBFR01	Monthly	43,681
Ball Corp.	UBS AG	(2,409,858)	01/14/31	0.00%	1D OBFR01	Monthly	64,509
Ball Corp.	UBS AG	(8,228,128)	01/22/31	0.00%	1D OBFR01	Monthly	216,936
Ballard Power Systems, Inc.	BNP Paribas SA	(92,785)	01/17/28	(0.50)%	CABROVER	Monthly	(9,256)
Banca Mediolanum SpA	UBS AG	(443,956)	01/20/31	0.00%	1D ESTR	Monthly	8,043
Banca Monte Dei Paschi Siena SpA	Barclays Bank PLC	(854,841)	02/26/27	(0.26)%	1D ESTR	Monthly	(238)
Banca Monte Dei Paschi Siena SpA	Barclays Bank PLC	(4,317,812)	08/18/27	(0.26)%	1D ESTR	Monthly	(1,204)
Banca Monte Dei Paschi Siena SpA	BNP Paribas SA	(18,268,044)	08/17/26	(0.26)%	1D ESTR	Monthly	(997,028)
Banca Monte Dei Paschi Siena SpA	BNP Paribas SA	(2,178,350)	01/19/28	(0.26)%	1D ESTR	Monthly	(120,353)
Banca Monte Dei Paschi Siena SpA	UBS AG	(11,238,063)	04/18/28	0.00%	1D ESTR	Monthly	(620,897)
Banco BPM SpA	Barclays Bank PLC	(63,656)	02/19/27	(0.26)%	1D ESTR	Monthly	(937)
Banco BPM SpA	BNP Paribas SA	(121,005)	01/13/28	(0.10)%	1D ESTR	Monthly	5,355
Banco BPM SpA	BNP Paribas SA	(8,208,280)	01/19/28	(0.10)%	1D ESTR	Monthly	133,102
Banco BPM SpA	Citibank N.A.	(2,269,828)	07/06/26	(0.26)%	1D ESTR	Monthly	(19,572)
Banco BPM SpA	UBS AG	(567,721)	01/20/31	0.00%	1D ESTR	Monthly	1,738
Banco Comercial Portugues SA	Barclays Bank PLC	(266,947)	08/18/27	(0.26)%	1D ESTR	Monthly	(562)
Banco Comercial Portugues SA	BNP Paribas SA	(396,766)	01/13/28	(0.26)%	1D ESTR	Monthly	(3,815)
Banco Comercial Portugues SA, Class R	Bank of America N.A.	(6,006,548)	02/15/28	(0.26)%	1D ESTR	Monthly	(48,749)
Banco Comercial Portugues SA, Class R	Barclays Bank PLC	(2,913,136)	12/10/26	(0.10)%	1D ESTR	Monthly	(71,469)
Banco Comercial Portugues SA, Class R	Citibank N.A.	(1,329,998)	07/06/26	(0.11)%	1D ESTR	Monthly	(32,819)
Banco Comercial Portugues SA, Class R	Morgan Stanley & Co. International PLC	(15,308,734)	01/06/27	(0.26)%	1D ESTR	Monthly	(377,758)
Banco Comercial Portugues SA, Class R	SG Americas Securities LLC	(16,384,054)	12/08/27	(0.10)%	1D ESTR	Monthly	(42,060)
Banco Comercial Portugues SA, Class R	SG Americas Securities LLC	(25,460,464)	12/08/27	0.05%	1D ESTR	Monthly	(65,361)
Banco de Sabadell SA	Barclays Bank PLC	(208,740)	12/10/26	(0.26)%	1D ESTR	Monthly	(242)
Banco de Sabadell SA	Barclays Bank PLC	(1,120,587)	08/18/27	(0.26)%	1D ESTR	Monthly	(1,606)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Banco de Sabadell SA	BNP Paribas SA	$ (1,805,141)	03/22/27	(0.10)%	1D ESTR	Monthly	$ (64,390)
Banco de Sabadell SA	Citibank N.A.	(3,540,281)	07/06/26	(0.18)%	1D ESTR	Monthly	(125,045)
Bandai Namco Holdings, Inc.	Bank of America N.A.	(1,199,425)	03/15/28	(0.15)%	1D P TONA	Monthly	97,571
Bandai Namco Holdings, Inc.	Barclays Bank PLC	(691,284)	01/26/27	(0.15)%	1D P TONA	Monthly	55,422
Bandai Namco Holdings, Inc.	Barclays Bank PLC	(37,425,027)	05/12/27	(0.15)%	1D P TONA	Monthly	2,914,038
Bandai Namco Holdings, Inc.	Citibank N.A.	(13,769,051)	02/24/27	(0.15)%	1D P TONA	Monthly	964,588
Bandai Namco Holdings, Inc.	Citibank N.A.	(35,506,160)	02/24/27	(0.15)%	1D P TONA	Monthly	2,822,413
Bandai Namco Holdings, Inc.	UBS AG	(9,015,679)	09/03/29	0.00%	1D P TONA	Monthly	733,409
Bandai Namco Holdings, Inc.	UBS AG	(172,417)	01/06/31	0.00%	1D P TONA	Monthly	14,026
Bank First Corp.	Bank of America N.A.	(204,275)	02/15/28	(0.15)%	1D OBFR01	Monthly	(3,809)
Bank First Corp.	BNP Paribas SA	(300,992)	05/17/27	(0.44)%	1D OBFR01	Monthly	(5,613)
Bank First Corp.	Morgan Stanley & Co. International PLC	(82,699)	01/04/27	(0.15)%	1D FEDL01	Monthly	(3,760)
Bank First Corp.	UBS AG	(530,087)	04/21/28	0.00%	1D OBFR01	Monthly	(9,885)
Bank Hapoalim BM	Citibank N.A.	(207,046)	07/13/26	(0.55)%	SHIR	Monthly	8,128
Bank Hapoalim BM	Morgan Stanley & Co. International PLC	(944,104)	05/23/28	(0.75)%	SHIR	Monthly	(1,118)
Bank Leumi Le-Israel BM	Citibank N.A.	(2,485,046)	07/13/26	(0.55)%	SHIR	Monthly	78,155
Bank Leumi Le-Israel BM	SG Americas Securities LLC	(3,443,104)	12/08/27	(0.70)%	SHIR	Monthly	(76,467)
Bank of Ireland Group PLC	Bank of America N.A.	(401,592)	02/15/28	(0.10)%	1D ESTR	Monthly	6,010
Bank of Ireland Group PLC	Barclays Bank PLC	(16,480)	12/10/26	(0.26)%	1D ESTR	Monthly	(46)
Bank of Ireland Group PLC	BNP Paribas SA	(13,528,693)	06/17/27	(0.10)%	1D ESTR	Monthly	293,348
Bank of Ireland Group PLC	BNP Paribas SA	(9,725,750)	01/19/28	(0.10)%	1D ESTR	Monthly	210,887
Bank of Ireland Group PLC	SG Americas Securities LLC	(28,570,850)	12/08/27	0.01%	1D ESTR	Monthly	(783,614)
Bank of Iwate Ltd.	Citibank N.A.	(101,741)	02/24/27	0.00%	1D P TONA	Monthly	(254)
Bank of Montreal	Bank of America N.A.	(34,774)	02/15/28	(0.20)%	CABROVER	Monthly	(249)
Bank of Montreal	BNP Paribas SA	(250,372)	01/17/28	(0.20)%	CABROVER	Monthly	(1,792)
Bank of Montreal	Goldman Sachs Bank USA	(5,207,652)	08/18/26	(0.15)%	1D CORRA	Monthly	29,914
Bank of New York Mellon Corp.	Morgan Stanley & Co. International PLC	(4,308,211)	01/06/27	(0.15)%	1D FEDL01	Monthly	47,876
Bank of New York Mellon Corp.	SG Americas Securities LLC	(53,407,053)	12/08/27	(0.09)%	1D OBFR01	Monthly	(1,984,964)
Bank of Queensland Ltd.	BNP Paribas SA	(2,890,062)	03/22/27	(0.25)%	1D AONIA	Monthly	231,466
Bank OZK	Barclays Bank PLC	(187,110)	02/16/27	(0.15)%	1D OBFR01	Monthly	538
Bank OZK	BNP Paribas SA	(69,618)	01/28/28	(0.15)%	1D OBFR01	Monthly	(407)
Banque Cantonale Vaudoise, Registered Shares	Goldman Sachs Bank USA	(2,371,555)	08/19/26	(0.26)%	SSARON	Monthly	127,220
Banque Cantonale Vaudoise, Registered Shares	Goldman Sachs Bank USA	(4,272,895)	08/19/26	(0.26)%	SSARON	Monthly	229,216
Banque Cantonale Vaudoise, Registered Shares	Morgan Stanley & Co. International PLC	(1,925,731)	01/04/27	(0.26)%	SSARON	Monthly	(6,606)
Banque Cantonale Vaudoise, Registered Shares	Morgan Stanley & Co. International PLC	(3,955,891)	01/06/27	(0.26)%	SSARON	Monthly	(13,570)
Bapcor Ltd.	Barclays Bank PLC	(131,746)	01/20/27	(0.25)%	1D AONIA	Monthly	1,395
Barratt Developments PLC	Bank of America N.A.	(1,508,895)	02/15/28	(0.25)%	1D SONIA	Monthly	96,050
Barratt Developments PLC	Barclays Bank PLC	(2,581,006)	02/19/27	(0.10)%	1D SONIA	Monthly	153,398
Barratt Developments PLC	BNP Paribas SA	(2,589,036)	01/13/28	(0.25)%	1D SONIA	Monthly	131,535
Barrett Business Services, Inc.	BNP Paribas SA	(104,580)	05/17/27	(0.15)%	1D OBFR01	Monthly	(194)
Barry Callebaut AG, Class N	Bank of America N.A.	(3,371,312)	02/15/28	0.00%	SSARON	Monthly	(245,434)
Barry Callebaut AG, Class N	BNP Paribas SA	(1,745,939)	01/14/28	(0.26)%	SSARON	Monthly	(160,610)
BASF SE	BNP Paribas SA	(191,411)	01/13/28	(0.26)%	1D ESTR	Monthly	(6,322)
Bath & Body Works, Inc.	Morgan Stanley & Co. International PLC	(4,552,732)	01/04/27	(0.15)%	1D FEDL01	Monthly	243,817
Bausch & Lomb Corp.	Barclays Bank PLC	(3,387,914)	12/23/26	(0.38)%	1D OBFR01	Monthly	31,663
Bausch & Lomb Corp.	Morgan Stanley & Co. International PLC	(203,979)	01/04/27	(0.44)%	1D FEDL01	Monthly	1,906
Bausch & Lomb Corp.	SG Americas Securities LLC	(459,266)	12/08/27	(0.25)%	1D OBFR01	Monthly	17,771
Bausch & Lomb Corp.	UBS AG	(2,229,190)	04/21/28	0.00%	1D OBFR01	Monthly	129,420
BAWAG Group AG	Bank of America N.A.	(100,779)	02/15/28	(0.10)%	1D ESTR	Monthly	5,735
BAWAG Group AG	SG Americas Securities LLC	(5,625,906)	12/08/27	(0.26)%	1D ESTR	Monthly	13,505
BAWAG Group AG	UBS AG	(2,406,311)	04/18/28	0.00%	1D ESTR	Monthly	11,369
Baxter International, Inc.	BNP Paribas SA	(485,478)	01/24/28	(0.15)%	1D OBFR01	Monthly	552

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Baxter International, Inc.	BNP Paribas SA	$ (171,929)	01/28/28	(0.15)%	1D OBFR01	Monthly	$ 1,473
Bayer AG, Class N	Bank of America N.A.	(331,339)	02/15/28	(0.26)%	1D ESTR	Monthly	20,256
Bayer AG, Class N	Goldman Sachs Bank USA	(27,128,171)	08/19/26	0.00%	1D ESTR	Monthly	1,688,922
Bayer AG, Class N	UBS AG	(2,347,644)	01/20/31	0.00%	1D ESTR	Monthly	146,158
Bayer AG, Class N, Registered Shares	Citibank N.A.	(37,940,485)	07/06/26	(0.11)%	1D ESTR	Monthly	1,919,987
Bayerische Motoren Werke AG	Bank of America N.A.	(1,162,672)	02/15/28	(0.26)%	1D ESTR	Monthly	62,285
Bayerische Motoren Werke AG	Bank of America N.A.	(7,198,919)	02/15/28	(0.10)%	1D ESTR	Monthly	373,502
Bayerische Motoren Werke AG	Bank of America N.A.	(24,707,626)	02/15/28	(0.10)%	1D ESTR	Monthly	1,281,906
Bayerische Motoren Werke AG	Barclays Bank PLC	(2,544,136)	12/10/26	(0.26)%	1D ESTR	Monthly	(3,133)
Bayerische Motoren Werke AG	Barclays Bank PLC	(20,307,827)	08/18/27	(0.10)%	1D ESTR	Monthly	515,911
Bayerische Motoren Werke AG	Barclays Bank PLC	(755,179)	08/18/27	(0.26)%	1D ESTR	Monthly	(1,103)
Bayerische Motoren Werke AG	BNP Paribas SA	(9,477,723)	08/17/26	(0.26)%	1D ESTR	Monthly	507,729
Bayerische Motoren Werke AG	Morgan Stanley & Co. International PLC	(3,298,607)	01/04/27	(0.26)%	1D ESTR	Monthly	150,290
Bayerische Motoren Werke AG	Morgan Stanley & Co. International PLC	(134,675)	01/06/27	(0.26)%	1D ESTR	Monthly	5,373
Bayerische Motoren Werke AG	SG Americas Securities LLC	(17,121,992)	12/08/27	(0.26)%	1D ESTR	Monthly	521,323
Bayerische Motoren Werke AG	UBS AG	(7,347,078)	04/18/28	0.00%	1D ESTR	Monthly	381,189
Bayerische Motoren Werke AG	UBS AG	(17,434)	04/18/28	0.00%	1D ESTR	Monthly	371
Bayerische Motoren Werke AG	UBS AG	(11,144,502)	04/24/28	0.00%	1D ESTR	Monthly	578,210
Bayerische Motoren Werke AG	UBS AG	(6,385,489)	09/03/29	0.00%	1D ESTR	Monthly	238,276
Bayerische Motoren Werke AG	UBS AG	(270,278)	09/03/29	0.00%	1D ESTR	Monthly	5,469
Bayerische Motoren Werke AG	UBS AG	(1,095,223)	01/20/31	0.00%	1D ESTR	Monthly	56,823
Baytex Energy Corp.	Bank of America N.A.	(965,117)	02/15/28	(0.20)%	CABROVER	Monthly	(183,355)
Baytex Energy Corp.	BNP Paribas SA	(127,025)	05/18/26	0.00%	CABROVER	Monthly	(92)
Baytex Energy Corp.	BNP Paribas SA	(161,516)	01/17/28	(0.20)%	CABROVER	Monthly	(30,685)
BCE, Inc.	SG Americas Securities LLC	(4,485,816)	12/08/27	(0.20)%	CABROVER	Monthly	149,124
BE Semiconductor Industries NV	Barclays Bank PLC	(238,832)	02/19/27	(0.10)%	1D ESTR	Monthly	(17,411)
Beazer Homes USA, Inc.	UBS AG	(186,779)	04/21/28	0.00%	1D OBFR01	Monthly	1,969
Bechtle AG	BNP Paribas SA	(101,787)	03/24/27	(0.26)%	1D ESTR	Monthly	194
Bechtle AG	BNP Paribas SA	(614,935)	01/13/28	0.00%	1D ESTR	Monthly	(65)
Bechtle AG	UBS AG	(192,175)	01/03/31	0.00%	1D ESTR	Monthly	(153)
Becton Dickinson & Co.	SG Americas Securities LLC	(44,426,937)	12/08/27	(0.09)%	1D OBFR01	Monthly	2,276,637
Beiersdorf AG	Barclays Bank PLC	(808,757)	08/18/27	(0.26)%	1D ESTR	Monthly	1,066
Beiersdorf AG	Morgan Stanley & Co. International PLC	(14,420,719)	01/04/27	(0.46)%	1D ESTR	Monthly	667,087
Beiersdorf AG	Morgan Stanley & Co. International PLC	(27,314,505)	01/06/27	(0.26)%	1D ESTR	Monthly	1,263,540
Beijer Ref AB, Class B	Bank of America N.A.	(1,816,745)	02/15/28	(0.26)%	1D STIBOR	Monthly	53,468
Beijer Ref AB, Class B	Barclays Bank PLC	(1,004,083)	02/19/27	(0.26)%	1D STIBOR	Monthly	26,317
Beijer Ref AB, Class B	BNP Paribas SA	(1,978,704)	01/13/28	(0.26)%	1D STIBOR	Monthly	(8,719)
Beijer Ref AB, Class B	UBS AG	(2,807,256)	01/03/31	0.00%	TN STIBOR	Monthly	255,436
Bekaert SA	Bank of America N.A.	(4,851,273)	02/15/28	(0.26)%	1D ESTR	Monthly	(133,253)
Bekaert SA	Goldman Sachs Bank USA	(103,139)	08/19/26	(0.26)%	1D ESTR	Monthly	(2,833)
Belimo Holding AG	SG Americas Securities LLC	(3,412,233)	12/08/27	(0.26)%	SSARON	Monthly	(93,293)
Belimo Holding AG, Registered Shares	BNP Paribas SA	(4,339,324)	03/22/27	(0.26)%	SSARON	Monthly	196,430
Bell System24 Holdings, Inc.	BNP Paribas SA	(103,453)	03/24/27	(0.15)%	1D TONA	Monthly	(1,576)
Bellevue Gold Ltd.	Bank of America N.A.	(1,093,810)	02/15/28	(0.15)%	1D AONIA	Monthly	151,265
Bellevue Gold Ltd.	Barclays Bank PLC	(165,712)	01/20/27	0.00%	1D AONIA	Monthly	8,790
Belluna Co. Ltd.	Barclays Bank PLC	(132,010)	01/20/27	(0.20)%	1D P TONA	Monthly	542
Bellway PLC	Bank of America N.A.	(45,130)	02/15/28	(0.10)%	1D SONIA	Monthly	1,198
Bellway PLC	BNP Paribas SA	(67,884)	01/13/28	(0.10)%	1D SONIA	Monthly	2,854
Bendigo & Adelaide Bank Ltd.	Bank of America N.A.	(68,554)	02/15/28	(0.15)%	1D AONIA	Monthly	(831)
Bendigo & Adelaide Bank Ltd.	Barclays Bank PLC	(6,764,441)	05/12/27	(0.18)%	1D AONIA	Monthly	(80,965)
Bendigo & Adelaide Bank Ltd.	BNP Paribas SA	(142,005)	03/22/27	(0.25)%	1D AONIA	Monthly	5,870
Bendigo & Adelaide Bank Ltd.	BNP Paribas SA	(71,319)	01/14/28	0.00%	1D AONIA	Monthly	(864)
Berkeley Group Holdings PLC	Citibank N.A.	(5,291,136)	06/25/26	(0.25)%	1D SONIA	Monthly	297,076
Berkshire Hills Bancorp, Inc.	BNP Paribas SA	(408,396)	05/17/27	(0.15)%	1D OBFR01	Monthly	39,560
Berkshire Hills Bancorp, Inc.	UBS AG	(6,175,245)	04/21/28	0.00%	1D OBFR01	Monthly	598,172
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Best Buy Co., Inc.	Barclays Bank PLC	$ (334,380)	02/16/27	(0.15)%	1D OBFR01	Monthly	$ (7,812)
Best Buy Co., Inc.	BNP Paribas SA	(1,791,211)	01/28/28	(0.15)%	1D OBFR01	Monthly	81,945
Bet Shemesh Engines Holdings 1997 Ltd.	Goldman Sachs Bank USA	(90,726)	08/19/26	(0.55)%	SHIR	Monthly	4
Bet Shemesh Engines Holdings 1997 Ltd.	Morgan Stanley & Co. International PLC	(10,271)	05/23/28	(2.50)%	SHIR	Monthly	—
Bic Camera, Inc.	Barclays Bank PLC	(213,576)	01/20/27	(0.15)%	1D P TONA	Monthly	5,584
Big Shopping Centers Ltd.	Morgan Stanley & Co. International PLC	(1,778,063)	05/23/28	(0.75)%	SHIR	Monthly	(50,661)
Big Shopping Centers Ltd.	SG Americas Securities LLC	(2,909,820)	12/08/27	(1.16)%	SHIR	Monthly	(95,228)
Billerud Aktiebolag	Citibank N.A.	(138,502)	07/29/26	(0.26)%	TN STIBOR	Monthly	20,432
Biocartis Group NV	Goldman Sachs Bank USA	(8)	08/19/26	(14.61)%	1D ESTR	Monthly	8
Biomerieux	Bank of America N.A.	(993,992)	02/15/28	0.00%	1D ESTR	Monthly	(53,310)
Biomerieux	Barclays Bank PLC	(1,118,654)	02/19/27	(0.10)%	1D ESTR	Monthly	(15,142)
Biomerieux	UBS AG	(87,970)	01/03/31	0.00%	1D ESTR	Monthly	(2,660)
Bio-Rad Laboratories, Inc., Class A	SG Americas Securities LLC	(3,091,511)	12/08/27	0.01%	1D OBFR01	Monthly	106,832
Bio-Techne Corp.	BNP Paribas SA	(509,799)	01/28/28	(0.15)%	1D OBFR01	Monthly	27,630
Bird Construction, Inc.	BNP Paribas SA	(120,608)	05/18/26	0.00%	CABROVER	Monthly	(12)
BitMine Immersion Technologies, Inc.	Goldman Sachs Bank USA	(1,851,576)	08/18/26	(0.15)%	1D FEDL01	Monthly	6,404
BitMine Immersion Technologies, Inc.	UBS AG	(349,621)	01/14/31	0.00%	1D OBFR01	Monthly	14,711
BitMine Immersion Technologies, Inc.	UBS AG	(1,599,187)	01/22/31	0.00%	1D OBFR01	Monthly	67,289
Bittium Oyj	Bank of America N.A.	(54,936)	02/15/28	(8.00)%	1D ESTR	Monthly	10,679
Bittium Oyj	Barclays Bank PLC	(179,485)	02/19/27	(6.37)%	1D ESTR	Monthly	25,951
BJ’s Wholesale Club Holdings, Inc.	Bank of America N.A.	(201,626)	02/15/28	(0.15)%	1D OBFR01	Monthly	(7,091)
BJ’s Wholesale Club Holdings, Inc.	BNP Paribas SA	(305,085)	01/28/28	(0.15)%	1D OBFR01	Monthly	6,702
BKV Corp.	BNP Paribas SA	(199,176)	05/17/27	0.00%	1D OBFR01	Monthly	(125)
BKW AG	SG Americas Securities LLC	(6,572,229)	12/08/27	(0.26)%	SSARON	Monthly	164,626
Black Hills Corp.	Barclays Bank PLC	(217,300)	12/23/26	(0.15)%	1D OBFR01	Monthly	(8,269)
BlackLine, Inc.	Morgan Stanley & Co. International PLC	(2,497,214)	01/04/27	(0.15)%	1D FEDL01	Monthly	37,777
BlackSky Technology, Inc., Class A	Morgan Stanley & Co. International PLC	(89,181)	01/04/27	(0.15)%	1D FEDL01	Monthly	(4,345)
Blackstone Mortgage Trust, Inc., Class A	Bank of America N.A.	(1,084,448)	02/15/28	(0.15)%	1D OBFR01	Monthly	60,906
Block, Inc., Class A	UBS AG	(136,008)	01/22/31	0.00%	1D OBFR01	Monthly	(5,083)
Bloom Energy Corp., Class A	UBS AG	(1,781,929)	01/22/31	0.00%	1D OBFR01	Monthly	(579,310)
Bloomin’ Brands, Inc.	BNP Paribas SA	(1,414,780)	05/17/27	(0.15)%	1D OBFR01	Monthly	97,199
Bloomin’ Brands, Inc.	SG Americas Securities LLC	(1,174,268)	12/08/27	(0.15)%	1D OBFR01	Monthly	(35,704)
Blue Bird Corp.	Bank of America N.A.	(375,863)	02/15/28	(0.15)%	1D OBFR01	Monthly	(31,685)
Blue Bird Corp.	UBS AG	(22,480)	01/14/31	0.00%	1D OBFR01	Monthly	(728)
Blue Zones Holdings Co. Ltd.	Barclays Bank PLC	(513,799)	05/12/27	(0.19)%	1D P TONA	Monthly	10,679
BNP Paribas SA	Bank of America N.A.	(1,098,021)	02/15/28	(0.10)%	1D ESTR	Monthly	22,916
BNP Paribas SA	Barclays Bank PLC	(8,120,714)	08/18/27	(0.26)%	1D ESTR	Monthly	112,513
BOC Aviation Ltd.	Bank of America N.A.	(107,820)	02/15/28	(0.15)%	HONIA	Monthly	5,137
BOC Hong Kong Holdings Ltd.	BNP Paribas SA	(10,733,957)	12/15/27	(0.30)%	HONIA	Monthly	(232,590)
BOC Hong Kong Holdings Ltd.	Citibank N.A.	(3,679,177)	02/24/27	(0.05)%	HONIA	Monthly	(62,622)
BOC Hong Kong Holdings Ltd.	Citibank N.A.	(2,762,826)	02/24/27	(0.15)%	HONIA	Monthly	(78,755)
Bodycote PLC	Barclays Bank PLC	(1,387,663)	12/10/26	(0.10)%	1D SONIA	Monthly	30,877
Boeing Co.	Bank of America N.A.	(9,706,022)	02/15/28	(0.15)%	1D OBFR01	Monthly	(221,054)
Boeing Co.	Goldman Sachs Bank USA	(2,986,913)	08/18/26	(0.15)%	1D FEDL01	Monthly	30,823
Boliden AB	UBS AG	(3,997,468)	09/03/29	0.00%	TN STIBOR	Monthly	463,655
Bollore SE	Bank of America N.A.	(1,470,973)	02/15/28	(0.26)%	1D ESTR	Monthly	(122,066)
Bollore SE	Barclays Bank PLC	(13,509,986)	12/10/26	(0.26)%	1D ESTR	Monthly	(593,811)
Bollore SE	Barclays Bank PLC	(2,717,938)	02/26/27	(0.26)%	1D ESTR	Monthly	(132,592)
Bollore SE	Citibank N.A.	(4,654,536)	07/06/26	(0.26)%	1D ESTR	Monthly	(227,067)
Bollore SE	UBS AG	(14,509,956)	09/03/29	0.00%	1D ESTR	Monthly	(1,204,087)
Bombardier, Inc., Class B	BNP Paribas SA	(7,813,843)	01/24/28	(0.20)%	CABROVER	Monthly	(570,498)
Bombardier, Inc., Class B	Morgan Stanley & Co. International PLC	(33,003,866)	01/04/27	(0.20)%	CABROVER	Monthly	(5,011,362)
Bombardier, Inc., Class B	Morgan Stanley & Co. International PLC	(17,033,762)	01/06/27	(0.20)%	CABROVER	Monthly	(2,622,912)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Boozt AB	BNP Paribas SA	$ (49,022)	01/13/28	(0.26)%	1D STIBOR	Monthly	$ (5,126)
Boozt AB	UBS AG	(18,746)	01/03/31	0.00%	TN STIBOR	Monthly	(1,960)
Bossard Holding AG, Class A	Barclays Bank PLC	(1,057,554)	12/10/26	(0.26)%	SSARON	Monthly	35,252
Bossard Holding AG, Class A	BNP Paribas SA	(1,131,896)	03/17/27	(0.26)%	SSARON	Monthly	(44,119)
Boston Beer Co., Inc., Class A	Barclays Bank PLC	(3,101,416)	12/23/26	(0.15)%	1D OBFR01	Monthly	17,525
Boston Omaha Corp., Class A	Bank of America N.A.	(1,151,729)	02/15/28	(0.15)%	1D OBFR01	Monthly	16,993
Boston Omaha Corp., Class A	BNP Paribas SA	(1,243,766)	05/17/27	(0.15)%	1D OBFR01	Monthly	18,351
Boston Omaha Corp., Class A	Goldman Sachs Bank USA	(235,997)	08/19/26	(0.15)%	1D FEDL01	Monthly	3,482
Boston Omaha Corp., Class A	UBS AG	(841,910)	04/21/28	0.00%	1D OBFR01	Monthly	12,422
Bouygues SA	Barclays Bank PLC	(1,800,888)	12/10/26	(0.10)%	1D ESTR	Monthly	37,459
Bouygues SA	Citibank N.A.	(15,520,074)	07/06/26	(0.26)%	1D ESTR	Monthly	328,669
Boyd Gaming Corp.	SG Americas Securities LLC	(9,740,954)	12/08/27	(0.14)%	1D OBFR01	Monthly	(83,613)
BP PLC	Bank of America N.A.	(46,581)	02/15/28	(0.10)%	1D SONIA	Monthly	(1,626)
Bper Banca SPA	Barclays Bank PLC	(5,636,699)	02/26/27	(0.10)%	1D ESTR	Monthly	(214,781)
Bper Banca SPA	BNP Paribas SA	(251,173)	01/13/28	(0.10)%	1D ESTR	Monthly	(3,394)
Bper Banca SPA	UBS AG	(10,293,415)	01/20/31	0.00%	1D ESTR	Monthly	(139,071)
Brady Corp., Class A	Barclays Bank PLC	(10,948,145)	12/23/26	(0.15)%	1D OBFR01	Monthly	480,258
Brambles Ltd.	Barclays Bank PLC	(194,743)	09/09/27	(0.15)%	1D AONIA	Monthly	(864)
Brambles Ltd.	Morgan Stanley & Co. International PLC	(2,093,496)	01/06/27	(0.30)%	1D AONIA	Monthly	(9,292)
Brambles Ltd.	SG Americas Securities LLC	(148,759)	12/08/27	(0.30)%	1D AONIA	Monthly	4,278
Bravura Solutions Ltd.	Barclays Bank PLC	(260,574)	01/20/27	(0.15)%	1D AONIA	Monthly	9,789
Braze, Inc., Class A	Bank of America N.A.	(244,159)	02/15/28	(0.15)%	1D OBFR01	Monthly	7,623
Braze, Inc., Class A	SG Americas Securities LLC	(6,659,307)	12/08/27	(0.15)%	1D OBFR01	Monthly	(173,694)
Brenntag SE, Class N	Barclays Bank PLC	(201,664)	08/18/27	(0.26)%	1D ESTR	Monthly	(7,489)
Brenntag SE, Class N	BNP Paribas SA	(382,231)	08/17/26	(0.26)%	1D ESTR	Monthly	(26,972)
Brenntag SE, Class N	Morgan Stanley & Co. International PLC	(20,620,115)	01/04/27	(0.26)%	1D ESTR	Monthly	(612,496)
Brenntag SE, Class N	SG Americas Securities LLC	(259,099)	12/08/27	(0.85)%	1D ESTR	Monthly	(8,460)
Brenntag SE, Class N	SG Americas Securities LLC	(342,724)	12/08/27	(0.26)%	1D ESTR	Monthly	(26,863)
Brenntag SE, Class N	UBS AG	(6,081,139)	04/18/28	0.00%	1D ESTR	Monthly	(429,116)
Breville Group Ltd.	Morgan Stanley & Co. International PLC	(107,848)	01/06/27	(0.88)%	1D AONIA	Monthly	930
Bridgebio Pharma, Inc.	Barclays Bank PLC	(9,492,068)	12/23/26	(0.15)%	1D OBFR01	Monthly	424,618
Bridgebio Pharma, Inc.	BNP Paribas SA	(1,065,811)	01/28/28	(0.15)%	1D OBFR01	Monthly	90,395
Bright Minds Biosciences, Inc.	Barclays Bank PLC	(284,243)	02/16/27	(0.88)%	1D OBFR01	Monthly	6,937
Bright Minds Biosciences, Inc.	UBS AG	(84,332)	01/14/31	0.00%	1D OBFR01	Monthly	1,571
Brightspire Capital, Inc., Class A	Barclays Bank PLC	(4,465,723)	12/23/26	(0.15)%	1D OBFR01	Monthly	191,599
BrightSpring Health Services, Inc.	Citibank N.A.	(2,468,531)	02/24/28	(0.15)%	1D OBFR01	Monthly	(27,540)
Brinker International, Inc.	BNP Paribas SA	(168,551)	01/28/28	(0.15)%	1D OBFR01	Monthly	5,349
Brinker International, Inc.	UBS AG	(824,949)	01/22/31	0.00%	1D OBFR01	Monthly	23,862
British American Tobacco PLC	Bank of America N.A.	(5,878,977)	02/15/28	0.00%	1D SONIA	Monthly	(166,457)
British American Tobacco PLC	Barclays Bank PLC	(20,910,025)	08/18/27	(0.10)%	1D SONIA	Monthly	(664,967)
British American Tobacco PLC	UBS AG	(1,475,324)	09/03/29	0.00%	1D SONIA	Monthly	(32,383)
British American Tobacco PLC	UBS AG	(206,211)	01/20/31	0.00%	1D SONIA	Monthly	(6,341)
British Land Co. PLC	SG Americas Securities LLC	(1,992,156)	12/08/27	(0.25)%	1D SONIA	Monthly	(40,052)
British Land Co. PLC	UBS AG	(6,355,352)	09/03/29	0.00%	1D SONIA	Monthly	46,016
British Land Co. PLC	UBS AG	(222,812)	01/03/31	0.00%	1D SONIA	Monthly	1,613
Brixmor Property Group, Inc.	UBS AG	(4,743,983)	01/22/31	0.00%	1D OBFR01	Monthly	34,778
Broadridge Financial Solutions, Inc.	Bank of America N.A.	(1,133,530)	02/15/28	(0.15)%	1D OBFR01	Monthly	48,279
Broadridge Financial Solutions, Inc.	Barclays Bank PLC	(1,239,820)	02/16/27	(0.10)%	1D OBFR01	Monthly	51,402
Broadridge Financial Solutions, Inc.	BNP Paribas SA	(1,705,328)	01/28/28	0.05%	1D OBFR01	Monthly	74,525
Broadridge Financial Solutions, Inc.	UBS AG	(1,371,237)	01/14/31	0.00%	1D OBFR01	Monthly	58,403
Broadstone Net Lease, Inc.	Citibank N.A.	(112,450)	06/25/26	(0.15)%	1D OBFR01	Monthly	283
Brookdale Senior Living, Inc.	SG Americas Securities LLC	(2,212,751)	12/08/27	0.05%	1D OBFR01	Monthly	(39,844)
Brookfield Asset Management Ltd., Class A	BNP Paribas SA	(4,724,380)	01/24/28	(0.20)%	CABROVER	Monthly	57,474
Brookfield Asset Management Ltd., Class A	Morgan Stanley & Co. International PLC	(35,669,247)	01/04/27	(0.20)%	CABROVER	Monthly	563,129
Brookfield Asset Management Ltd., Class A	Morgan Stanley & Co. International PLC	(23,651,686)	01/06/27	(0.20)%	CABROVER	Monthly	381,536
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Brookfield Wealth Solutions Ltd.	BNP Paribas SA	$ (2,230,840)	05/18/26	(0.56)%	CABROVER	Monthly	$ 93,447
Brookfield Wealth Solutions Ltd.	SG Americas Securities LLC	(4,057,694)	12/08/27	(1.30)%	CABROVER	Monthly	(56,259)
Brown & Brown, Inc.	Barclays Bank PLC	(55,796,171)	12/23/26	(0.15)%	1D OBFR01	Monthly	6,086,406
Brown & Brown, Inc.	Barclays Bank PLC	(844,495)	02/16/27	(0.15)%	1D OBFR01	Monthly	96,169
Brown & Brown, Inc.	BNP Paribas SA	(440,796)	01/28/28	(0.15)%	1D OBFR01	Monthly	47,415
Brown & Brown, Inc.	SG Americas Securities LLC	(47,852,282)	12/08/27	(0.15)%	1D OBFR01	Monthly	5,033,482
Brown-Forman Corp., Class B	BNP Paribas SA	(7,999,927)	05/17/27	(0.15)%	1D OBFR01	Monthly	1,028,060
Brown-Forman Corp., Class B	BNP Paribas SA	(639,096)	01/24/28	(0.15)%	1D OBFR01	Monthly	82,129
Brunello Cucinelli SpA	BNP Paribas SA	(1,576,660)	08/17/26	(0.26)%	1D ESTR	Monthly	7,633
Brunello Cucinelli SpA	BNP Paribas SA	(296,453)	01/13/28	(0.26)%	1D ESTR	Monthly	5,170
Brunello Cucinelli SpA	BNP Paribas SA	(904,931)	01/19/28	(0.26)%	1D ESTR	Monthly	6,588
Brunello Cucinelli SpA	SG Americas Securities LLC	(5,175,727)	12/08/27	(0.26)%	1D ESTR	Monthly	(151,488)
BSR Real Estate Investment Trust	BNP Paribas SA	(64,227)	02/22/28	(0.20)%	1D OBFR01	Monthly	(1,355)
BT Group PLC	BNP Paribas SA	(5,753,789)	08/17/26	(0.25)%	1D SONIA	Monthly	73,741
BT Group PLC	SG Americas Securities LLC	(9,257,458)	12/08/27	(0.25)%	1D SONIA	Monthly	78,801
Bucher Industries AG, Registered Shares	Barclays Bank PLC	(9,092,187)	12/10/26	(0.26)%	SSARON	Monthly	645,946
Bucher Industries AG, Registered Shares	BNP Paribas SA	(10,314,853)	03/17/27	(0.26)%	SSARON	Monthly	1,173,694
Builders FirstSource, Inc.	UBS AG	(4,388,021)	01/22/31	0.00%	1D OBFR01	Monthly	328,173
Bullish	Morgan Stanley & Co. International PLC	(3,672,731)	01/04/27	(0.64)%	1D FEDL01	Monthly	473,190
Bunge Global SA	Goldman Sachs Bank USA	(17,660,040)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,040,471)
Bunzl PLC	Barclays Bank PLC	(1,136,551)	12/10/26	(0.25)%	1D SONIA	Monthly	(349)
Bunzl PLC	Barclays Bank PLC	(763,214)	08/18/27	(0.25)%	1D SONIA	Monthly	(114)
Bunzl PLC	Citibank N.A.	(12,244,908)	06/25/26	(0.20)%	1D SONIA	Monthly	(37,013)
Bunzl PLC	SG Americas Securities LLC	(5,554,277)	12/08/27	(0.25)%	1D SONIA	Monthly	(211,679)
Burberry Group PLC	Bank of America N.A.	(125,224)	02/15/28	(0.10)%	1D SONIA	Monthly	(2,467)
Burberry Group PLC	Barclays Bank PLC	(1,132,320)	02/26/27	(0.10)%	1D SONIA	Monthly	3,935
Burberry Group PLC	BNP Paribas SA	(14,955)	03/22/27	(0.10)%	1D SONIA	Monthly	(295)
Burberry Group PLC	BNP Paribas SA	(91,813)	01/13/28	(0.10)%	1D SONIA	Monthly	(1,809)
Burberry Group PLC	UBS AG	(138,871)	01/03/31	0.00%	1D SONIA	Monthly	(2,736)
Burford Capital Ltd.	Bank of America N.A.	(124,815)	02/15/28	(0.15)%	1D OBFR01	Monthly	(5,014)
Burford Capital Ltd.	BNP Paribas SA	(188,226)	01/28/28	(0.15)%	1D OBFR01	Monthly	(7,561)
Burford Capital Ltd.	UBS AG	(77,142)	01/14/31	0.00%	1D OBFR01	Monthly	(3,099)
Burlington Stores, Inc.	SG Americas Securities LLC	(8,784,405)	12/08/27	(0.15)%	1D OBFR01	Monthly	377,102
Burlington Stores, Inc.	UBS AG	(1,060,678)	01/22/31	0.00%	1D OBFR01	Monthly	60,007
BuySell Technologies Co. Ltd.	BNP Paribas SA	(103,735)	03/24/27	0.00%	1D TONA	Monthly	(5,396)
Buzzi SpA	Barclays Bank PLC	(11,779,873)	12/10/26	(0.26)%	1D ESTR	Monthly	316,357
Buzzi SpA	BNP Paribas SA	(20,133,108)	08/17/26	(0.26)%	1D ESTR	Monthly	599,002
Buzzi SpA	BNP Paribas SA	(1,462,110)	01/13/28	(0.26)%	1D ESTR	Monthly	19,842
BW LPG Ltd	Citibank N.A.	(1,659,253)	02/24/27	(0.26)%	NOWA	Monthly	(193,146)
BWP Property Group Ltd.	Barclays Bank PLC	(166,188)	05/12/27	(0.15)%	1D AONIA	Monthly	846
BWX Technologies, Inc.	Goldman Sachs Bank USA	(433,129)	08/18/26	(0.15)%	1D FEDL01	Monthly	13,116
BXP, Inc.	Barclays Bank PLC	(9,191,867)	12/23/26	(0.13)%	1D OBFR01	Monthly	(26,808)
BXP, Inc.	UBS AG	(169,668)	01/14/31	0.00%	1D OBFR01	Monthly	2,005
Byline Bancorp, Inc.	BNP Paribas SA	(125,046)	01/28/28	(0.15)%	1D OBFR01	Monthly	3,809
Bystronic AG	BNP Paribas SA	(35,834)	01/14/28	(0.26)%	SSARON	Monthly	5,449
C Uyemura & Co. Ltd.	Barclays Bank PLC	(852,333)	05/12/27	(0.15)%	1D P TONA	Monthly	(1,018)
C&C Group PLC	Bank of America N.A.	(87,911)	02/15/28	(0.25)%	1D SONIA	Monthly	3,448
Cabaletta Bio, Inc.	BNP Paribas SA	(53,298)	01/28/28	(0.15)%	1D OBFR01	Monthly	6,427
Cable One, Inc.	Morgan Stanley & Co. International PLC	(1,410,573)	01/04/27	(0.15)%	1D FEDL01	Monthly	289,637
Cabot Corp.	Barclays Bank PLC	(2,519,035)	12/23/26	(0.15)%	1D OBFR01	Monthly	(47,735)
Cactus, Inc., Class A	BNP Paribas SA	(598,208)	01/28/28	(0.15)%	1D OBFR01	Monthly	(27,305)
Cadence Design Systems, Inc.	Barclays Bank PLC	(47,007,879)	12/23/26	(0.14)%	1D OBFR01	Monthly	271,357
Cadre Holdings, Inc.	Barclays Bank PLC	(27,833)	02/16/27	(0.15)%	1D OBFR01	Monthly	(38)
Cadre Holdings, Inc.	BNP Paribas SA	(1,340,476)	05/17/27	(0.15)%	1D OBFR01	Monthly	139,354
Cadre Holdings, Inc.	Goldman Sachs Bank USA	(989,490)	08/18/26	(0.15)%	1D FEDL01	Monthly	102,866
Cadre Holdings, Inc.	UBS AG	(2,262,694)	04/21/28	0.00%	1D OBFR01	Monthly	235,227
CAE, Inc.	Barclays Bank PLC	(15,095,105)	10/23/26	(0.20)%	CABROVER	Monthly	(292,611)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
CAE, Inc.	BNP Paribas SA	$ (4,087,609)	01/17/28	(0.20)%	CABROVER	Monthly	$ 234,186
CAE, Inc.	BNP Paribas SA	(2,153,149)	01/24/28	(0.20)%	CABROVER	Monthly	163,126
CAE, Inc.	Morgan Stanley & Co. International PLC	(11,043,048)	01/06/27	(0.20)%	CABROVER	Monthly	(219,417)
Caesars Entertainment, Inc.	BNP Paribas SA	(346,017)	05/17/27	0.13%	1D OBFR01	Monthly	2,409
Caesars Entertainment, Inc.	BNP Paribas SA	(181,833)	01/28/28	0.13%	1D OBFR01	Monthly	(3,398)
CaixaBank SA	UBS AG	(17,259,725)	09/03/29	0.00%	1D ESTR	Monthly	(390,755)
Calbee, Inc.	Barclays Bank PLC	(9,067,944)	05/12/27	(0.20)%	1D P TONA	Monthly	68,908
California Resources Corp.	UBS AG	(13,328,701)	04/21/28	0.00%	1D OBFR01	Monthly	(683,576)
California Water Service Group	UBS AG	(1,968,193)	04/21/28	0.00%	1D OBFR01	Monthly	102,326
Calumet, Inc.	BNP Paribas SA	(12,397,984)	05/17/27	(0.15)%	1D OBFR01	Monthly	(278,955)
Camden Property Trust	BNP Paribas SA	(4,912,671)	01/24/28	(0.15)%	1D OBFR01	Monthly	(178,489)
Camden Property Trust	BNP Paribas SA	(2,465,913)	01/28/28	(0.15)%	1D OBFR01	Monthly	(58,978)
Cameco Corp.	Bank of America N.A.	(72,576)	02/15/28	(0.20)%	CABROVER	Monthly	(1,427)
Cameco Corp.	BNP Paribas SA	(236,294)	01/17/28	(0.20)%	CABROVER	Monthly	(4,646)
Cameco Corp.	Morgan Stanley & Co. International PLC	(27,118,927)	01/06/27	(0.20)%	CABROVER	Monthly	485,104
Cameco Corp.	SG Americas Securities LLC	(22,667,830)	12/08/27	(0.20)%	CABROVER	Monthly	(332,963)
Camtek Ltd.	BNP Paribas SA	(1,151,588)	01/13/28	(0.75)%	SHIR	Monthly	(75,320)
Camurus AB	Bank of America N.A.	(229,234)	02/15/28	(0.26)%	1D STIBOR	Monthly	1,963
Camurus AB	Barclays Bank PLC	(4,620,842)	01/18/27	(0.26)%	1D STIBOR	Monthly	273,272
Camurus AB	BNP Paribas SA	(1,128,230)	11/17/27	(0.25)%	1D STIBOR	Monthly	9,663
Camurus AB	Citibank N.A.	(606,199)	07/29/26	(0.26)%	TN STIBOR	Monthly	35,850
Camurus AB	Morgan Stanley & Co. International PLC	(3,639,779)	01/04/27	(0.26)%	1D STIBOR	Monthly	215,253
Camurus AB	SG Americas Securities LLC	(4,737,844)	12/08/27	(0.26)%	1D STIBOR	Monthly	(377,569)
Camurus AB	UBS AG	(2,156,247)	04/24/28	0.00%	TN STIBOR	Monthly	18,467
Canada Goose Holdings, Inc.	Citibank N.A.	(270,707)	02/24/28	(0.25)%	1D CORRA	Monthly	15,039
Canada Goose Holdings, Inc.	Morgan Stanley & Co. International PLC	(629,877)	01/04/27	(0.20)%	CABROVER	Monthly	30,962
Canada Goose Holdings, Inc.	SG Americas Securities LLC	(241,891)	12/08/27	(0.60)%	CABROVER	Monthly	(5,109)
Canadian Apartment Properties REIT	Citibank N.A.	(993,916)	02/24/28	(0.20)%	1D CORRA	Monthly	6,699
Canadian Imperial Bank of Commerce	Goldman Sachs Bank USA	(636,910)	08/18/26	(0.15)%	1D CORRA	Monthly	(7,375)
Canadian Natural Resources Ltd.	BNP Paribas SA	(13,687,551)	01/24/28	(0.20)%	CABROVER	Monthly	(419,917)
Canadian Natural Resources Ltd.	Citibank N.A.	(14,657,132)	02/24/28	(0.20)%	1D CORRA	Monthly	(894,634)
Canadian Solar, Inc.	Barclays Bank PLC	(1,037,161)	12/23/26	(0.38)%	1D OBFR01	Monthly	(105,874)
Canadian Solar, Inc.	SG Americas Securities LLC	(194,315)	12/08/27	0.05%	1D OBFR01	Monthly	(42,802)
Canadian Solar, Inc.	UBS AG	(337,917)	04/21/28	0.00%	1D OBFR01	Monthly	(40,877)
Canadian Tire Corp. Ltd., Class A	Bank of America N.A.	(1,430,808)	02/15/28	(0.20)%	CABROVER	Monthly	33,818
Canadian Tire Corp. Ltd., Class A	Barclays Bank PLC	(936,237)	02/16/27	(0.15)%	CABROVER	Monthly	(4,732)
Canadian Tire Corp. Ltd., Class A	BNP Paribas SA	(3,813,169)	01/17/28	(0.20)%	CABROVER	Monthly	202,413
Canadian Tire Corp. Ltd., Class A	SG Americas Securities LLC	(3,555,817)	12/08/27	(0.20)%	CABROVER	Monthly	79,962
Canal & France SA	BNP Paribas SA	(99,831)	03/17/27	(0.10)%	1D SONIA	Monthly	1,337
Canfor Corp.	Barclays Bank PLC	(833,420)	12/23/26	(0.20)%	CABROVER	Monthly	26,884
Canfor Corp.	SG Americas Securities LLC	(2,299,237)	12/08/27	(0.20)%	CABROVER	Monthly	145,582
Canon Marketing Japan, Inc.	Barclays Bank PLC	(2,755,458)	05/12/27	(0.20)%	1D P TONA	Monthly	35,731
Canon, Inc.	Bank of America N.A.	(2,773,709)	03/15/28	(0.25)%	1D P TONA	Monthly	252,507
Canon, Inc.	Barclays Bank PLC	(5,200,012)	01/26/27	(0.20)%	1D P TONA	Monthly	494,626
Canon, Inc.	Barclays Bank PLC	(17,590,200)	09/09/27	(0.20)%	1D P TONA	Monthly	1,673,183
Capcom Co. Ltd.	Barclays Bank PLC	(10,725,023)	01/26/27	(0.20)%	1D P TONA	Monthly	588,380
Capcom Co. Ltd.	Barclays Bank PLC	(21,518,554)	09/09/27	(0.20)%	1D P TONA	Monthly	1,190,372
Capcom Co. Ltd.	BNP Paribas SA	(11,425,089)	03/24/27	(0.25)%	1D TONA	Monthly	1,032,971
Capcom Co. Ltd.	SG Americas Securities LLC	(3,373,134)	12/08/27	(0.25)%	1D P TONA	Monthly	111,082
Capcom Co. Ltd.	UBS AG	(32,630,612)	09/03/29	0.00%	1D P TONA	Monthly	2,940,657
Capgemini SE	Barclays Bank PLC	(2,959,657)	08/18/27	(0.24)%	1D ESTR	Monthly	86,715
Capital One Financial Corp.	BNP Paribas SA	(1,868,141)	01/28/28	0.05%	1D OBFR01	Monthly	119,085
Capital One Financial Corp.	UBS AG	(194,049)	01/14/31	0.00%	1D OBFR01	Monthly	11,166
Capital Power Corp.	Bank of America N.A.	(695,128)	02/15/28	(0.20)%	CABROVER	Monthly	30,085
Capital Power Corp.	BNP Paribas SA	(4,379,303)	08/17/26	(0.20)%	CABROVER	Monthly	177,093
CapitaLand Ascendas REIT	BNP Paribas SA	(17,838)	01/14/28	(0.30)%	SORA	Monthly	542
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
CapitaLand Ascendas REIT	SG Americas Securities LLC	$ (4,938,604)	12/08/27	(0.22)%	SORA	Monthly	$ 120,119
CapitaLand Ascendas REIT, (Expires 04/22/26, Strike Price SGD 2.35)	BNP Paribas SA	0	01/14/28	(0.30)%	SORA	Monthly	(645)
CapitaLand Integrated Commercial Trust	Bank of America N.A.	(79,992)	02/15/28	(0.30)%	SORA	Monthly	649
CapitaLand Integrated Commercial Trust	Barclays Bank PLC	(13,096,555)	09/09/27	(0.30)%	SORA	Monthly	627,951
CapitaLand Integrated Commercial Trust	Morgan Stanley & Co. International PLC	(7,405,105)	01/06/27	(0.30)%	SORA	Monthly	355,058
Capri Holdings Ltd.	BNP Paribas SA	(2,796,229)	05/17/27	0.20%	1D OBFR01	Monthly	36,774
Capricorn Metals Ltd.	Barclays Bank PLC	(454,866)	09/09/27	(0.15)%	1D AONIA	Monthly	15,029
Capricorn Metals Ltd.	UBS AG	(859,142)	09/03/29	0.00%	1D AONIA	Monthly	42,781
Capstone Mining Corp.	Bank of America N.A.	(1,223,458)	02/15/28	(0.20)%	CABROVER	Monthly	33,756
CAR Group Ltd.	Barclays Bank PLC	(2,198,603)	01/20/27	(0.25)%	1D AONIA	Monthly	3,616
CAR Group Ltd.	Barclays Bank PLC	(16,026,273)	09/09/27	(0.25)%	1D AONIA	Monthly	60,256
CAR Group Ltd.	BNP Paribas SA	(24,049,285)	09/07/26	(0.25)%	1D AONIA	Monthly	(1,565,913)
CAR Group Ltd.	BNP Paribas SA	(9,631,733)	03/22/27	(0.25)%	1D AONIA	Monthly	(628,701)
CAR Group Ltd.	BNP Paribas SA	(7,591,591)	01/14/28	(0.25)%	1D AONIA	Monthly	(481,917)
CAR Group Ltd.	BNP Paribas SA	(5,038,903)	01/21/28	(0.25)%	1D AONIA	Monthly	(327,719)
CareTrust REIT, Inc.	SG Americas Securities LLC	(40,836,241)	12/08/27	(0.15)%	1D OBFR01	Monthly	(734,315)
CareTrust REIT, Inc.	UBS AG	(12,857,582)	04/18/28	0.00%	1D OBFR01	Monthly	90,615
Cargurus, Inc., Class A	Morgan Stanley & Co. International PLC	(2,160,598)	01/04/27	(0.15)%	1D FEDL01	Monthly	94,629
Carlisle Cos, Inc.	Barclays Bank PLC	(1,198,852)	02/16/27	(0.15)%	1D OBFR01	Monthly	(4,059)
Carlisle Cos, Inc.	Barclays Bank PLC	(3,805,059)	02/23/27	(0.15)%	1D OBFR01	Monthly	(18,249)
Carlisle Cos, Inc.	BNP Paribas SA	(1,090,518)	01/28/28	(0.15)%	1D OBFR01	Monthly	(13,275)
Carlsberg A/S, Class B	Citibank N.A.	(392,786)	07/17/26	(0.10)%	DESTR	Monthly	(28,622)
Carlsberg A/S, Class B	UBS AG	(10,626,350)	09/03/29	0.00%	DESTR	Monthly	(498,030)
Carnival Corp.	UBS AG	(4,593,427)	01/22/31	0.00%	1D OBFR01	Monthly	351,482
Carnival PLC	Barclays Bank PLC	(1,589,389)	02/26/27	(0.10)%	1D SONIA	Monthly	55,494
Carrefour SA	Morgan Stanley & Co. International PLC	(654,378)	01/04/27	(0.26)%	1D ESTR	Monthly	(2,202)
Carrefour SA	UBS AG	(3,109,737)	09/03/29	0.00%	1D ESTR	Monthly	(28,700)
Carrier Global Corp.	Goldman Sachs Bank USA	(1,912,379)	08/18/26	(0.15)%	1D FEDL01	Monthly	(128,783)
Cars.com, Inc.	SG Americas Securities LLC	(2,754,517)	12/08/27	(0.15)%	1D OBFR01	Monthly	(535,933)
Carvana Co., Class A	BNP Paribas SA	(1,342,196)	01/24/28	(0.15)%	1D OBFR01	Monthly	(89,412)
Carvana Co., Class A	BNP Paribas SA	(1,205,268)	01/28/28	(0.15)%	1D OBFR01	Monthly	(80,291)
Carvana Co., Class A	UBS AG	(11,061,524)	04/18/28	0.00%	1D OBFR01	Monthly	(736,878)
Casella Waste Systems, Inc., Class A	BNP Paribas SA	(6,978,927)	05/17/27	(0.15)%	1D OBFR01	Monthly	195,999
Casella Waste Systems, Inc., Class A	UBS AG	(57,323)	01/22/31	0.00%	1D OBFR01	Monthly	1,610
Casey S General Stores, Inc.	BNP Paribas SA	(16,238,360)	01/24/28	(0.15)%	1D OBFR01	Monthly	(1,880,182)
Casey S General Stores, Inc.	Goldman Sachs Bank USA	(1,106,574)	08/18/26	(0.15)%	1D FEDL01	Monthly	(31,282)
Catalyst Metals Ltd.	Bank of America N.A.	(49,625)	02/15/28	(1.20)%	1D AONIA	Monthly	9,460
Catapult Sports Ltd.	Barclays Bank PLC	(104,412)	05/12/27	(4.32)%	1D AONIA	Monthly	(5,848)
Catena AB	BNP Paribas SA	(9,456,853)	11/17/27	(0.25)%	1D STIBOR	Monthly	606,966
Caterpillar, Inc.	Bank of America N.A.	(2,908,455)	02/15/28	(0.15)%	1D OBFR01	Monthly	(423,226)
Caterpillar, Inc.	Barclays Bank PLC	(12,975,084)	02/16/27	(0.10)%	1D OBFR01	Monthly	(1,303,171)
Caterpillar, Inc.	BNP Paribas SA	(6,046,605)	01/28/28	(0.15)%	1D OBFR01	Monthly	(941,649)
Cava Group, Inc.	Bank of America N.A.	(7,694)	02/15/28	(0.15)%	1D OBFR01	Monthly	(432)
Cava Group, Inc.	Barclays Bank PLC	(9,398,392)	12/23/26	(0.15)%	1D OBFR01	Monthly	324,451
Cava Group, Inc.	Barclays Bank PLC	(1,535,810)	02/23/27	(0.15)%	1D OBFR01	Monthly	53,019
Cava Group, Inc.	BNP Paribas SA	(170,424)	01/28/28	(0.15)%	1D OBFR01	Monthly	(9,577)
Cavco Industries, Inc.	Citibank N.A.	(1,085,518)	06/25/26	(0.15)%	1D OBFR01	Monthly	33,493
CBIZ, Inc.	BNP Paribas SA	(76,330)	01/28/28	(0.15)%	1D OBFR01	Monthly	(377)
CBIZ, Inc.	SG Americas Securities LLC	(9,407,721)	12/08/27	(0.15)%	1D OBFR01	Monthly	(992,261)
CCC Intelligent Solutions Holdings, Inc.	SG Americas Securities LLC	(1,065,975)	12/08/27	(0.04)%	1D OBFR01	Monthly	63,155
Celanese Corp., Class A	BNP Paribas SA	(95,939)	01/28/28	(0.15)%	1D OBFR01	Monthly	(4,617)
Celanese Corp., Class A	UBS AG	(560,044)	01/22/31	0.00%	1D OBFR01	Monthly	(26,216)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Celestica, Inc.	SG Americas Securities LLC	$ (2,899,202)	12/08/27	(0.20)%	CABROVER	Monthly	$ (663,611)
Cellebrite Di Ltd.	Bank of America N.A.	(834,505)	02/15/28	(0.15)%	1D OBFR01	Monthly	(32,686)
Celsius Holdings, Inc.	BNP Paribas SA	(6,208,080)	05/17/27	(0.15)%	1D OBFR01	Monthly	300,902
Celsius Holdings, Inc.	Morgan Stanley & Co. International PLC	(3,574,552)	01/06/27	(0.15)%	1D FEDL01	Monthly	(33,317)
Cementir Holding NV	BNP Paribas SA	(179,321)	03/17/27	(0.26)%	1D ESTR	Monthly	9,544
Cencora, Inc.	Morgan Stanley & Co. International PLC	(7,667,421)	01/06/27	(0.15)%	1D FEDL01	Monthly	7,212
Cenovus Energy, Inc.	Bank of America N.A.	(95,924)	02/15/28	(0.20)%	CABROVER	Monthly	(13,084)
Cenovus Energy, Inc.	Barclays Bank PLC	(10,287,776)	02/23/27	(0.20)%	CABROVER	Monthly	(1,231,982)
Cenovus Energy, Inc.	BNP Paribas SA	(330,173)	01/17/28	(0.20)%	CABROVER	Monthly	(45,036)
Cenovus Energy, Inc.	Morgan Stanley & Co. International PLC	(23,216,201)	01/04/27	(0.20)%	CABROVER	Monthly	(2,636,112)
Cenovus Energy, Inc.	Morgan Stanley & Co. International PLC	(20,096,299)	01/06/27	(0.20)%	CABROVER	Monthly	(2,406,573)
CenterPoint Energy, Inc.	BNP Paribas SA	(3,065,484)	01/24/28	(0.15)%	1D OBFR01	Monthly	(84,431)
CenterPoint Energy, Inc.	BNP Paribas SA	(335,974)	01/28/28	(0.15)%	1D OBFR01	Monthly	(9,254)
CenterPoint Energy, Inc.	SG Americas Securities LLC	(13,377,467)	12/08/27	(0.12)%	1D OBFR01	Monthly	(2,043)
CenterPoint Energy, Inc.	UBS AG	(179,351)	01/14/31	0.00%	1D OBFR01	Monthly	(4,940)
Centerra Gold, Inc.	Morgan Stanley & Co. International PLC	(3,206,690)	01/04/27	(0.20)%	CABROVER	Monthly	275,284
Centerspace	UBS AG	(10,404,065)	04/21/28	0.00%	1D OBFR01	Monthly	(971,424)
Central BanCo, Inc., Class A	BNP Paribas SA	(110,379)	05/17/27	(0.48)%	1D OBFR01	Monthly	(5,861)
Central Glass Co. Ltd.	Barclays Bank PLC	(49,395)	01/20/27	(0.15)%	1D P TONA	Monthly	(335)
Central Glass Co. Ltd.	UBS AG	(54,422)	01/06/31	0.00%	1D P TONA	Monthly	2,075
Central Japan Railway Co.	Barclays Bank PLC	(4,121,041)	01/26/27	(0.20)%	1D P TONA	Monthly	390,523
Central Japan Railway Co.	Barclays Bank PLC	(23,654,138)	05/12/27	(0.20)%	1D P TONA	Monthly	2,185,070
Central Japan Railway Co.	Barclays Bank PLC	(15,569,848)	09/09/27	(0.20)%	1D P TONA	Monthly	1,475,449
Central Japan Railway Co.	Citibank N.A.	(4,342,431)	02/24/27	(0.15)%	1D P TONA	Monthly	400,797
Central Japan Railway Co.	Citibank N.A.	(8,466,945)	02/24/27	(0.15)%	1D P TONA	Monthly	770,804
Central Japan Railway Co.	SG Americas Securities LLC	(29,955,439)	12/08/27	(0.10)%	1D P TONA	Monthly	3,033,339
Centrica PLC	Morgan Stanley & Co. International PLC	(15,276,941)	01/27/27	(0.25)%	1D SONIA	Monthly	(356,632)
Centrus Energy Corp., Class A	BNP Paribas SA	(1,039,974)	05/17/27	(0.15)%	1D OBFR01	Monthly	(66,722)
Centuria Industrial REIT	Barclays Bank PLC	(102,739)	05/12/27	(0.15)%	1D AONIA	Monthly	(436)
Century Aluminum Co.	Bank of America N.A.	(46,854)	02/15/28	(0.15)%	1D OBFR01	Monthly	(103)
Century Aluminum Co.	Barclays Bank PLC	(692,791)	02/16/27	(0.10)%	1D OBFR01	Monthly	40,081
Cerillion PLC	BNP Paribas SA	(150,668)	01/13/28	(0.25)%	1D SONIA	Monthly	6,825
Certara, Inc.	SG Americas Securities LLC	(220,882)	12/08/27	0.05%	1D OBFR01	Monthly	(28,475)
CF Industries Holdings, Inc.	Bank of America N.A.	(7,297,708)	02/15/28	0.00%	1D OBFR01	Monthly	(196,147)
CF Industries Holdings, Inc.	BNP Paribas SA	(341,970)	01/28/28	(0.15)%	1D OBFR01	Monthly	(8,150)
CF Industries Holdings, Inc.	SG Americas Securities LLC	(15,114,346)	12/08/27	(0.15)%	1D OBFR01	Monthly	234,814
CH Robinson Worldwide, Inc.	Bank of America N.A.	(1,355,397)	02/15/28	(0.15)%	1D OBFR01	Monthly	(110,719)
CH Robinson Worldwide, Inc.	Barclays Bank PLC	(2,766,979)	02/16/27	(0.15)%	1D OBFR01	Monthly	8,194
CH Robinson Worldwide, Inc.	BNP Paribas SA	(1,404,308)	01/28/28	(0.15)%	1D OBFR01	Monthly	(114,714)
CH Robinson Worldwide, Inc.	UBS AG	(1,012,890)	01/14/31	0.00%	1D OBFR01	Monthly	(66,516)
Chain Bridge Bancorp, Inc., Class A	Bank of America N.A.	(4,875)	02/15/28	(0.15)%	1D OBFR01	Monthly	(142)
Chain Bridge Bancorp, Inc., Class A	BNP Paribas SA	(3,647)	01/28/28	(0.15)%	1D OBFR01	Monthly	(106)
Change Holdings, Inc.	Barclays Bank PLC	(3,480,668)	05/12/27	(4.00)%	1D P TONA	Monthly	60,132
Change Holdings, Inc.	Morgan Stanley & Co. International PLC	(1,524,959)	01/06/27	(2.19)%	1D P TONA	Monthly	26,345
Change Holdings, Inc.	UBS AG	(859,813)	04/03/28	0.00%	1D P TONA	Monthly	32,832
Change Holdings, Inc.	UBS AG	(48,635)	01/06/31	0.00%	1D P TONA	Monthly	1,857
Charles River Laboratories International, Inc.	Bank of America N.A.	(83,599)	02/15/28	(0.15)%	1D OBFR01	Monthly	6,292
Charles River Laboratories International, Inc.	UBS AG	(425,399)	01/14/31	0.00%	1D OBFR01	Monthly	32,018
Chart Industries, Inc.	Barclays Bank PLC	(937,823)	02/16/27	(0.10)%	1D OBFR01	Monthly	610
Charter Communications, Inc., Class A	Bank of America N.A.	(7,451,072)	02/15/28	(0.15)%	1D OBFR01	Monthly	1,590,014
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Charter Communications, Inc., Class A	Bank of America N.A.	$ (513,681)	02/15/28	0.00%	1D OBFR01	Monthly	$ 108,024
Charter Communications, Inc., Class A	Barclays Bank PLC	(5,042,125)	02/16/27	(0.15)%	1D OBFR01	Monthly	772,646
Charter Communications, Inc., Class A	BNP Paribas SA	(1,782,603)	01/28/28	(0.15)%	1D OBFR01	Monthly	398,314
Charter Communications, Inc., Class A	UBS AG	(832,476)	01/14/31	0.00%	1D OBFR01	Monthly	208,298
Check Point Software Technologies Ltd.	Bank of America N.A.	(615,803)	02/15/28	(0.15)%	1D OBFR01	Monthly	101,590
Check Point Software Technologies Ltd.	Barclays Bank PLC	(446,434)	02/16/27	(0.15)%	1D OBFR01	Monthly	92,041
Check Point Software Technologies Ltd.	UBS AG	(433,298)	01/14/31	0.00%	1D OBFR01	Monthly	71,482
Check Point Software Technologies Ltd.	UBS AG	(1,501,524)	01/22/31	0.00%	1D OBFR01	Monthly	247,709
Chemometec A/S	Bank of America N.A.	(735,486)	02/15/28	(0.26)%	1W CIBOR	Monthly	21,257
Chemometec A/S	BNP Paribas SA	(109,297)	01/14/28	(0.25)%	DESTR	Monthly	3,159
Chemometec A/S	UBS AG	(647,736)	04/24/28	0.00%	DESTR	Monthly	18,721
Chemours Co.	UBS AG	(15,660,657)	04/21/28	0.00%	1D OBFR01	Monthly	(2,439,044)
Chesapeake Utilities Corp.	Bank of America N.A.	(1,817,016)	02/15/28	(0.15)%	1D OBFR01	Monthly	27,247
Chesapeake Utilities Corp.	Goldman Sachs Bank USA	(8,004,030)	08/19/26	(0.15)%	1D FEDL01	Monthly	102,108
Chesapeake Utilities Corp.	UBS AG	(8,465,292)	04/21/28	0.00%	1D OBFR01	Monthly	115,392
Chesnara PLC	Morgan Stanley & Co. International PLC	(971,581)	01/04/27	(0.25)%	1D SONIA	Monthly	10,987
Chiba Bank Ltd.	Barclays Bank PLC	(365,661)	01/20/27	(0.15)%	1D P TONA	Monthly	(20,829)
Chiba Bank Ltd.	SG Americas Securities LLC	(15,474,296)	12/08/27	(0.10)%	1D P TONA	Monthly	655,178
Chime Financial, Inc., Class A	UBS AG	(59,344)	01/22/31	0.00%	1D OBFR01	Monthly	3,929
Chimera Investment Corp.	SG Americas Securities LLC	(2,394,490)	12/08/27	(0.15)%	1D OBFR01	Monthly	(122,654)
China Gas Holdings Ltd.	UBS AG	(88,022)	01/04/30	0.00%	HONIA	Monthly	1,013
China Ruyi Holdings Ltd.	BNP Paribas SA	(32,817)	01/14/28	(1.85)%	HONIA	Monthly	1,394
China Traditional Chinese Medicine Holdings Co. Ltd.	Barclays Bank PLC	(44,744)	01/20/27	(1.25)%	HONIA	Monthly	1,845
Chocoladefabriken Lindt & Spruengli AG, Class N	SG Americas Securities LLC	(254,892)	12/08/27	0.00%	SSARON	Monthly	(3,379)
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	Morgan Stanley & Co. International PLC	(3,367,808)	01/04/27	(0.26)%	SSARON	Monthly	10,286
Choice Hotels International, Inc.	Barclays Bank PLC	(4,762,442)	12/23/26	(0.88)%	1D OBFR01	Monthly	771,103
Choice Hotels International, Inc.	Morgan Stanley & Co. International PLC	(5,673,277)	01/04/27	(0.74)%	1D FEDL01	Monthly	717,989
Choice Hotels International, Inc.	UBS AG	(4,995,976)	04/21/28	0.00%	1D OBFR01	Monthly	777,942
Choice Properties Real Estate Investment Trust	Morgan Stanley & Co. International PLC	(3,519,300)	01/04/27	(0.20)%	CABROVER	Monthly	24,117
Chord Energy Corp.	UBS AG	(1,136,276)	01/14/31	0.00%	1D OBFR01	Monthly	(125,348)
Chorus Ltd.	Barclays Bank PLC	(189,457)	05/12/27	(0.15)%	1D AONIA	Monthly	(1,667)
Chorus Ltd.	BNP Paribas SA	(454,487)	03/22/27	(0.25)%	1D AONIA	Monthly	(7,507)
Christian Dior SE	Barclays Bank PLC	(6,328,894)	12/10/26	(0.10)%	1D ESTR	Monthly	311,464
Chubb Ltd.	Barclays Bank PLC	(1,795,072)	02/16/27	(0.10)%	1D OBFR01	Monthly	(8,660)
Chubb Ltd.	BNP Paribas SA	(8,412,148)	01/28/28	(0.10)%	1D OBFR01	Monthly	6,940
Chubb Ltd.	Goldman Sachs Bank USA	(1,081,568)	08/18/26	(0.15)%	1D FEDL01	Monthly	(148)
Chubb Ltd.	UBS AG	(14,039,556)	01/14/31	0.00%	1D OBFR01	Monthly	11,583
Chubu Electric Power Co., Inc.	Bank of America N.A.	(68,290)	03/15/28	(0.15)%	1D P TONA	Monthly	4,654
Chubu Electric Power Co., Inc.	Citibank N.A.	(9,199,609)	02/24/27	(0.15)%	1D P TONA	Monthly	(242,570)
Chubu Electric Power Co., Inc.	Citibank N.A.	(19,763,714)	02/24/27	(0.15)%	1D P TONA	Monthly	(573,950)
Chubu Electric Power Co., Inc.	UBS AG	(738,271)	09/03/29	0.00%	1D P TONA	Monthly	50,316
Chugai Pharmaceutical Co. Ltd.	Bank of America N.A.	(1,172,293)	03/15/28	(0.15)%	1D P TONA	Monthly	41,711
Chugai Pharmaceutical Co. Ltd.	Barclays Bank PLC	(78,337)	01/20/27	(0.15)%	1D P TONA	Monthly	3,676
Chugai Pharmaceutical Co. Ltd.	Barclays Bank PLC	(7,828,073)	09/09/27	(0.15)%	1D P TONA	Monthly	367,296
Chugai Pharmaceutical Co. Ltd.	Citibank N.A.	(18,341,976)	02/24/27	(0.15)%	1D P TONA	Monthly	860,612
Chugoku Marine Paints Ltd.	Bank of America N.A.	(796,362)	02/15/28	0.00%	1D P TONA	Monthly	(398)
Chugoku Marine Paints Ltd.	Barclays Bank PLC	(3,509,629)	05/12/27	(0.16)%	1D P TONA	Monthly	99,332

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Chugoku Marine Paints Ltd.	BNP Paribas SA	$ (638,728)	03/24/27	(0.15)%	1D TONA	Monthly	$ (319)
Chugoku Marine Paints Ltd.	Morgan Stanley & Co. International PLC	(1,576,698)	01/06/27	(0.25)%	1D P TONA	Monthly	44,625
Church & Dwight Co., Inc.	Barclays Bank PLC	(383,377)	12/23/26	(0.15)%	1D OBFR01	Monthly	(10)
Church & Dwight Co., Inc.	BNP Paribas SA	(4,658,369)	01/28/28	(0.15)%	1D OBFR01	Monthly	(98,348)
Churchill Downs, Inc.	Barclays Bank PLC	(258,650)	02/16/27	(0.10)%	1D OBFR01	Monthly	(3,823)
Cibus Real Estate AB	Morgan Stanley & Co. International PLC	(3,087,028)	01/04/27	(0.26)%	1D STIBOR	Monthly	169,792
Cicor Technologies Ltd., Class N, Registered Shares	BNP Paribas SA	(113,258)	03/17/27	(0.26)%	SSARON	Monthly	(461)
CIE Automotive SA	Bank of America N.A.	(809,010)	02/15/28	(0.26)%	1D ESTR	Monthly	(14,042)
CIE Automotive SA	Barclays Bank PLC	(4,478,460)	12/10/26	(0.10)%	1D ESTR	Monthly	(69,765)
Cie de Saint-Gobain	Bank of America N.A.	(3,581,368)	02/15/28	(0.10)%	1D ESTR	Monthly	(61,343)
Cie de Saint-Gobain	Barclays Bank PLC	(790,647)	02/26/27	(0.10)%	1D ESTR	Monthly	(11,759)
Cie de Saint-Gobain	Morgan Stanley & Co. International PLC	(6,373,113)	01/04/27	(0.26)%	1D ESTR	Monthly	(89,838)
Cie de Saint-Gobain	SG Americas Securities LLC	(643,523)	12/08/27	(0.26)%	1D ESTR	Monthly	(15,223)
Cie de Saint-Gobain	SG Americas Securities LLC	(226,710)	12/08/27	(0.26)%	1D ESTR	Monthly	(5,363)
Cie Financiere Richemont SA	Bank of America N.A.	(4,241,848)	02/15/28	0.00%	SSARON	Monthly	73,021
Cie Financiere Richemont SA	BNP Paribas SA	(20,192,716)	08/17/26	(0.10)%	SSARON	Monthly	395,491
Cie Financiere Richemont SA	BNP Paribas SA	(19,528,389)	03/22/27	(0.10)%	SSARON	Monthly	263,925
Cie Financiere Richemont SA	UBS AG	(6,276,487)	01/20/31	0.00%	SSARON	Monthly	138,973
Cie Financiere Richemont SA, Registered Shares	UBS AG	(3,073,084)	04/02/30	0.00%	SSARON	Monthly	68,044
Cie Financiere Richemont SA, Registered Shares	UBS AG	(3,231,998)	04/18/28	0.00%	SSARON	Monthly	304
Cie Generale des Etablissements Michelin SCA	Citibank N.A.	(15,170,015)	07/06/26	(0.26)%	1D ESTR	Monthly	453,994
Cie Generale des Etablissements Michelin SCA	Morgan Stanley & Co. International PLC	(10,184,403)	01/06/27	(0.26)%	1D ESTR	Monthly	317,704
Cie Generale des Etablissements Michelin SCA	UBS AG	(19,978,334)	09/03/29	0.00%	1D ESTR	Monthly	(128,082)
Ciena Corp.	UBS AG	(7,640,230)	04/18/28	0.00%	1D OBFR01	Monthly	(832,177)
Ciena Corp.	UBS AG	(2,503,449)	01/22/31	0.00%	1D OBFR01	Monthly	(272,677)
Cimpress PLC	UBS AG	(25,744)	01/14/31	0.00%	1D OBFR01	Monthly	(3,094)
Cincinnati Financial Corp.	UBS AG	(33,859,997)	04/18/28	0.00%	1D OBFR01	Monthly	(55,101)
Cinemark Holdings, Inc.	BNP Paribas SA	(117,450)	05/17/27	0.00%	1D OBFR01	Monthly	(10)
Cintas Corp.	Barclays Bank PLC	(39,847,282)	02/23/27	(0.11)%	1D OBFR01	Monthly	(11,407)
Cintas Corp.	UBS AG	(13,001,043)	04/18/28	0.00%	1D OBFR01	Monthly	128,935
Circle Internet Group, Inc., Class A	BNP Paribas SA	(4,378,260)	01/24/28	(0.15)%	1D OBFR01	Monthly	582,747
Circle Internet Group, Inc., Class A	Morgan Stanley & Co. International PLC	(6,220,273)	01/06/27	(0.15)%	1D FEDL01	Monthly	803,462
Cirrus Logic, Inc.	Bank of America N.A.	(1,190,654)	02/15/28	(0.15)%	1D OBFR01	Monthly	56,922
Cirrus Logic, Inc.	Bank of America N.A.	(503,144)	02/15/28	(0.15)%	1D OBFR01	Monthly	22,711
Cirrus Logic, Inc.	BNP Paribas SA	(10,066,407)	01/24/28	0.10%	1D OBFR01	Monthly	268,071
Citigroup, Inc.	Goldman Sachs Bank USA	(33,580,950)	08/18/26	0.40%	1D FEDL01	Monthly	946,050
Citizen Watch Co. Ltd.	Barclays Bank PLC	(1,985,174)	05/12/27	(0.15)%	1D P TONA	Monthly	76,948
Citizen Watch Co. Ltd.	Citibank N.A.	(966,672)	02/24/27	(0.15)%	1D P TONA	Monthly	37,469
Citizens Financial Group, Inc.	UBS AG	(157,793)	01/14/31	0.00%	1D OBFR01	Monthly	(148)
City Developments Ltd.	Barclays Bank PLC	(1,287,112)	12/24/27	(0.30)%	SORA	Monthly	84,879
CK Infrastructure Holdings Ltd.	Barclays Bank PLC	(1,273,942)	05/13/27	(0.30)%	HONIA	Monthly	6,945
CK Infrastructure Holdings Ltd.	Barclays Bank PLC	(7,461,660)	09/09/27	(0.30)%	HONIA	Monthly	40,678
CK Infrastructure Holdings Ltd.	Citibank N.A.	(478,257)	02/24/27	(0.05)%	HONIA	Monthly	2,607
CK Infrastructure Holdings Ltd.	Citibank N.A.	(2,475,934)	02/24/27	(0.13)%	HONIA	Monthly	13,498
CKD Corp.	Citibank N.A.	(2,311,188)	02/24/27	(0.15)%	1D P TONA	Monthly	(114,445)
Clal Insurance Enterprises Holdings Ltd.	UBS AG	(750,888)	11/04/30	0.00%	SHIR	Monthly	(22,837)
Clariane SE	UBS AG	(914,556)	04/24/28	0.00%	1D ESTR	Monthly	(70,684)
Clariant AG, Class N	SG Americas Securities LLC	(3,548,541)	12/08/27	(0.26)%	SSARON	Monthly	205
Clarity Pharmaceuticals Ltd.	Barclays Bank PLC	(103,981)	01/20/27	0.00%	1D AONIA	Monthly	1,774
Clarity Pharmaceuticals Ltd.	BNP Paribas SA	(97,214)	01/14/28	(3.50)%	1D AONIA	Monthly	7,217
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Clarity Pharmaceuticals Ltd.	UBS AG	$ (51,075)	01/03/31	0.00%	1D AONIA	Monthly	$ 3,792
Clear Channel Outdoor Holdings, Inc.	BNP Paribas SA	(143,482)	01/28/28	(0.15)%	1D OBFR01	Monthly	595
Clear Secure, Inc., Class A	BNP Paribas SA	(5,395,301)	05/17/27	(0.10)%	1D OBFR01	Monthly	(137,345)
Clear Secure, Inc., Class A	UBS AG	(1,143,014)	01/22/31	0.00%	1D OBFR01	Monthly	(27,989)
Clearfield, Inc.	Barclays Bank PLC	(1,952,874)	12/23/26	(0.15)%	1D OBFR01	Monthly	121,104
Climb Global Solutions, Inc.	BNP Paribas SA	(76,436)	05/17/27	(0.15)%	1D OBFR01	Monthly	20,858
Clorox Co.	Bank of America N.A.	(926)	02/15/28	(0.15)%	1D OBFR01	Monthly	58
Clorox Co.	Barclays Bank PLC	(250,771)	02/16/27	(0.15)%	1D OBFR01	Monthly	413
Clorox Co.	BNP Paribas SA	(1,220,235)	01/28/28	(0.15)%	1D OBFR01	Monthly	64,595
Clorox Co.	SG Americas Securities LLC	(18,414,583)	12/08/27	(0.15)%	1D OBFR01	Monthly	1,608,466
Close Brothers Group PLC	Bank of America N.A.	(1,643,176)	02/15/28	(0.25)%	1D SONIA	Monthly	16,552
Close Brothers Group PLC	Bank of America N.A.	(80,879)	02/15/28	(0.25)%	1D SONIA	Monthly	815
Close Brothers Group PLC	BNP Paribas SA	(172,980)	01/13/28	(0.10)%	1D SONIA	Monthly	1,742
Close Brothers Group PLC	SG Americas Securities LLC	(2,209,119)	12/08/27	(0.25)%	1D SONIA	Monthly	(9,499)
Cloudflare, Inc., Class A	SG Americas Securities LLC	(4,768,124)	12/08/27	(0.14)%	1D OBFR01	Monthly	141,746
CLP Holdings Ltd.	Bank of America N.A.	(598,430)	02/15/28	0.00%	HONIA	Monthly	(7,336)
CLP Holdings Ltd.	Barclays Bank PLC	(4,168,870)	01/26/27	(0.15)%	HONIA	Monthly	(8,987)
CLP Holdings Ltd.	Barclays Bank PLC	(1,544,737)	05/13/27	(0.15)%	HONIA	Monthly	(3,330)
CLP Holdings Ltd.	Citibank N.A.	(3,785,085)	02/24/27	(0.13)%	HONIA	Monthly	(8,160)
CLP Holdings Ltd.	Citibank N.A.	(8,908,621)	02/24/27	(0.19)%	HONIA	Monthly	(19,205)
CLP Holdings Ltd.	SG Americas Securities LLC	(9,493)	12/08/27	(0.30)%	1D HIBOR	Monthly	(123)
CLP Holdings Ltd.	UBS AG	(5,666,084)	04/18/28	0.00%	HONIA	Monthly	(69,456)
CLP Holdings Ltd.	UBS AG	(12,358,047)	09/03/29	0.00%	HONIA	Monthly	(151,487)
CNH Industrial NV	BNP Paribas SA	(157,174)	01/28/28	(0.15)%	1D OBFR01	Monthly	(1,034)
CNH Industrial NV	Morgan Stanley & Co. International PLC	(5,062,036)	01/06/27	(0.15)%	1D FEDL01	Monthly	(116,035)
CNH Industrial NV	UBS AG	(1,249,530)	01/14/31	0.00%	1D OBFR01	Monthly	(14,796)
CNX Resources Corp.	BNP Paribas SA	(167,419)	01/24/28	0.00%	1D OBFR01	Monthly	(11)
Coastal Financial Corp.	Bank of America N.A.	(439,271)	02/15/28	(0.15)%	1D OBFR01	Monthly	40,452
Coastal Financial Corp.	Barclays Bank PLC	(100,917)	02/16/27	(0.15)%	1D OBFR01	Monthly	7,601
Coastal Financial Corp.	BNP Paribas SA	(592,197)	01/28/28	(0.15)%	1D OBFR01	Monthly	54,614
Coastal Financial Corp.	SG Americas Securities LLC	(182,071)	12/08/27	0.03%	1D OBFR01	Monthly	13,136
Coastal Financial Corp.	UBS AG	(894,701)	04/21/28	0.00%	1D OBFR01	Monthly	82,391
Coats Group PLC	Barclays Bank PLC	(1,045,017)	12/10/26	(0.25)%	1D SONIA	Monthly	43,692
Coca-Cola Co.	Bank of America N.A.	(9,670,632)	02/15/28	0.00%	1D OBFR01	Monthly	(443,018)
Coca-Cola Co.	Barclays Bank PLC	(1,088,926)	02/16/27	(0.10)%	1D OBFR01	Monthly	(60,261)
Coca-Cola Co.	UBS AG	(766,430)	01/14/31	0.00%	1D OBFR01	Monthly	(35,111)
Coca-Cola Consolidated, Inc.	SG Americas Securities LLC	(27,958,665)	12/08/27	0.05%	1D OBFR01	Monthly	(374,422)
Coca-Cola Europacific Partners PLC	Barclays Bank PLC	(398,991)	02/16/27	(0.15)%	1D OBFR01	Monthly	9,552
Coca-Cola Europacific Partners PLC	SG Americas Securities LLC	(34,483,486)	12/08/27	0.09%	1D OBFR01	Monthly	925,132
Coca-Cola HBC AG	Bank of America N.A.	(1,960,774)	02/15/28	0.00%	1D SONIA	Monthly	19,238
Coca-Cola HBC AG	Barclays Bank PLC	(1,766,476)	12/10/26	(0.25)%	1D SONIA	Monthly	(3,048)
Coca-Cola HBC AG	Barclays Bank PLC	(7,775,727)	08/18/27	(0.10)%	1D SONIA	Monthly	(110,515)
Coca-Cola HBC AG	Morgan Stanley & Co. International PLC	(2,212,966)	01/27/27	(0.25)%	1D SONIA	Monthly	(44,305)
Coca-Cola HBC AG	UBS AG	(116,694)	01/20/31	0.00%	1D SONIA	Monthly	1,145
Cochlear Ltd.	Bank of America N.A.	(88,540)	02/15/28	(0.30)%	1D AONIA	Monthly	3,420
Cochlear Ltd.	Barclays Bank PLC	(701,011)	01/20/27	(0.25)%	1D AONIA	Monthly	35,703
Cochlear Ltd.	Barclays Bank PLC	(6,540,591)	01/27/27	(0.25)%	1D AONIA	Monthly	333,121
Cochlear Ltd.	Barclays Bank PLC	(6,618,666)	05/12/27	(0.25)%	1D AONIA	Monthly	323,423
Cochlear Ltd.	BNP Paribas SA	(7,466,681)	01/14/28	(0.25)%	1D AONIA	Monthly	2,576,761
Cochlear Ltd.	Morgan Stanley & Co. International PLC	(9,321,835)	01/07/27	(0.30)%	1D AONIA	Monthly	474,773
Cochlear Ltd.	UBS AG	(114,049)	01/20/31	0.00%	1D AONIA	Monthly	51,383
Codexis, Inc.	BNP Paribas SA	(347,170)	01/28/28	(0.40)%	1D OBFR01	Monthly	(50,805)
Codexis, Inc.	UBS AG	(74,388)	01/14/31	0.00%	1D OBFR01	Monthly	(10,886)
Coeur Mining, Inc.	Bank of America N.A.	(7,477,787)	02/15/28	(0.15)%	1D OBFR01	Monthly	646,275
Coeur Mining, Inc.	Morgan Stanley & Co. International PLC	(379,467)	01/06/27	(0.15)%	1D FEDL01	Monthly	26,698
Cognex Corp.	UBS AG	(698,791)	01/22/31	0.00%	1D OBFR01	Monthly	(11,126)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Cognizant Technology Solutions Corp., Class A	Bank of America N.A.	$ (4,066,920)	02/15/28	(0.15)%	1D OBFR01	Monthly	$ 439,091
Cognizant Technology Solutions Corp., Class A	Barclays Bank PLC	(765,143)	02/16/27	(0.15)%	1D OBFR01	Monthly	52,897
Cognizant Technology Solutions Corp., Class A	Barclays Bank PLC	(3,395,801)	02/23/27	(0.15)%	1D OBFR01	Monthly	336,383
Cognizant Technology Solutions Corp., Class A	UBS AG	(5,006,829)	01/14/31	0.00%	1D OBFR01	Monthly	496,099
Coherus Oncology, Inc.	Barclays Bank PLC	(149,938)	02/16/27	(0.50)%	1D OBFR01	Monthly	2,082
Coherus Oncology, Inc.	UBS AG	(124,091)	01/14/31	0.00%	1D OBFR01	Monthly	6,931
Cohort PLC	Barclays Bank PLC	(16,337)	02/19/27	(6.25)%	1D SONIA	Monthly	1,374
Coinbase Global, Inc., Class A	Bank of America N.A.	(9,092,632)	02/15/28	0.00%	1D OBFR01	Monthly	417,095
Coinbase Global, Inc., Class A	Barclays Bank PLC	(1,419,344)	02/16/27	(0.15)%	1D OBFR01	Monthly	127,111
Coinbase Global, Inc., Class A	BNP Paribas SA	(324,534)	01/28/28	(0.15)%	1D OBFR01	Monthly	10,582
Coinbase Global, Inc., Class A	Morgan Stanley & Co. International PLC	(22,439,118)	01/06/27	(0.15)%	1D FEDL01	Monthly	2,009,554
Coles Group Ltd.	Bank of America N.A.	(103,048)	02/15/28	(0.15)%	1D AONIA	Monthly	3,149
Colgate-Palmolive Co.	Bank of America N.A.	(8,378,555)	02/15/28	(0.15)%	1D OBFR01	Monthly	(187,662)
Colgate-Palmolive Co.	Barclays Bank PLC	(1,123,254)	02/16/27	(0.10)%	1D OBFR01	Monthly	(41,056)
Colgate-Palmolive Co.	BNP Paribas SA	(2,632,356)	01/28/28	(0.15)%	1D OBFR01	Monthly	(58,959)
Colgate-Palmolive Co.	UBS AG	(3,627,140)	01/14/31	0.00%	1D OBFR01	Monthly	(81,240)
Collective Mining Ltd.	Morgan Stanley & Co. International PLC	(1,537,089)	01/04/27	(2.64)%	CABROVER	Monthly	191,456
Colliers International Group, Inc.	SG Americas Securities LLC	(5,572,817)	12/08/27	(0.20)%	CABROVER	Monthly	385,403
Collins Foods Ltd.	Bank of America N.A.	(293,935)	02/15/28	(0.15)%	1D AONIA	Monthly	11,358
Collins Foods Ltd.	Barclays Bank PLC	(123,195)	01/20/27	(0.15)%	1D AONIA	Monthly	4,760
Coloplast A/S, Class B	Barclays Bank PLC	(4,740,082)	02/26/27	(0.26)%	DESTR	Monthly	316,285
Coloplast A/S, Class B	BNP Paribas SA	(4,353,586)	06/17/26	(0.25)%	DESTR	Monthly	405,323
Coloplast A/S, Class B	SG Americas Securities LLC	(24,756,197)	12/08/27	(0.27)%	DESTR	Monthly	1,972,342
Colowide Co Ltd.	Barclays Bank PLC	(234,838)	05/12/27	(1.00)%	1D P TONA	Monthly	9,916
Colowide Co Ltd.	BNP Paribas SA	(386,420)	03/24/27	(0.25)%	1D TONA	Monthly	7,604
Colowide Co Ltd.	Morgan Stanley & Co. International PLC	(505,717)	01/06/27	(1.11)%	1D P TONA	Monthly	21,353
Columbia Financial, Inc.	Barclays Bank PLC	(208,290)	12/23/26	(0.15)%	1D OBFR01	Monthly	(13,740)
Comet Holding AG, Class N	Citibank N.A.	(100,305)	02/24/27	(0.26)%	SSARON	Monthly	(2,381)
Comforia Residential REIT, Inc.	Bank of America N.A.	(215,243)	02/15/28	0.00%	1D P TONA	Monthly	4,933
Comforia Residential REIT, Inc.	Barclays Bank PLC	(1,454,011)	05/12/27	(0.18)%	1D P TONA	Monthly	(1,277)
Commerce Bancshares, Inc.	Barclays Bank PLC	(1,566,019)	02/16/27	(0.15)%	1D OBFR01	Monthly	(44,257)
Commerce Bancshares, Inc.	UBS AG	(376,677)	01/14/31	0.00%	1D OBFR01	Monthly	(9,958)
Commercial Metals Co.	UBS AG	(1,195,837)	01/14/31	0.00%	1D OBFR01	Monthly	(74,613)
Commerzbank AG	Bank of America N.A.	(312,487)	02/15/28	0.00%	1D ESTR	Monthly	2,152
Commonwealth Bank of Australia	BNP Paribas SA	(31,063,111)	09/07/26	(0.25)%	1D AONIA	Monthly	1,359,769
Commonwealth Bank of Australia	BNP Paribas SA	(19,622,892)	03/22/27	(0.25)%	1D AONIA	Monthly	492,475
Commonwealth Bank of Australia	Morgan Stanley & Co. International PLC	(3,991,560)	01/07/27	(0.30)%	1D AONIA	Monthly	2,010
Commonwealth Bank of Australia	UBS AG	(841,048)	09/03/29	0.00%	1D AONIA	Monthly	37,822
Community Financial System Inc	SG Americas Securities LLC	(9,844,040)	12/08/27	(0.15)%	1D OBFR01	Monthly	(307,626)
CommVault Systems, Inc.	SG Americas Securities LLC	(1,277,534)	12/08/27	(0.15)%	1D OBFR01	Monthly	(320,070)
Compass, Inc., Class A	BNP Paribas SA	(349,360)	01/24/28	(0.15)%	1D OBFR01	Monthly	(13,917)
Compass, Inc., Class A	Morgan Stanley & Co. International PLC	(4,958,953)	01/06/27	(0.15)%	1D FEDL01	Monthly	213,153
CompuGroup Medical SE & Co. KgaA, Class A	BNP Paribas SA	(27,314)	03/24/27	(0.45)%	1D ESTR	Monthly	51
CompuGroup Medical SE & Co. KgaA, Class A	Morgan Stanley & Co. International PLC	(1,132,834)	01/04/27	(3.88)%	1D ESTR	Monthly	12,587
Comstock Resources, Inc.	SG Americas Securities LLC	(5,816,816)	12/08/27	(0.15)%	1D OBFR01	Monthly	354,340
COMSYS Holdings Corp.	Barclays Bank PLC	(1,467,399)	05/12/27	(0.20)%	1D P TONA	Monthly	(23,478)
Concentra Group Holdings Parent, Inc.	Barclays Bank PLC	(13,948,232)	12/23/26	(0.15)%	1D OBFR01	Monthly	104,982
Concentrix Corp.	SG Americas Securities LLC	(3,184,347)	12/08/27	(0.15)%	1D OBFR01	Monthly	449,001
CONMED Corp.	Barclays Bank PLC	(49,729)	02/16/27	(0.15)%	1D OBFR01	Monthly	2,364
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
ConnectOne Bancorp, Inc.	Morgan Stanley & Co. International PLC	$ (3,254,510)	01/04/27	(0.15)%	1D FEDL01	Monthly	$ (140,591)
ConnectOne Bancorp, Inc.	SG Americas Securities LLC	(12,881,196)	12/08/27	(0.15)%	1D OBFR01	Monthly	(376,590)
Consensus Cloud Solutions, Inc.	SG Americas Securities LLC	(859,996)	12/08/27	(0.15)%	1D OBFR01	Monthly	(33,847)
Consolidated Edison, Inc.	Bank of America N.A.	(1,234,143)	02/15/28	(0.15)%	1D OBFR01	Monthly	(13,541)
Consolidated Edison, Inc.	Barclays Bank PLC	(1,310,344)	02/16/27	(0.10)%	1D OBFR01	Monthly	(40,023)
Consolidated Edison, Inc.	BNP Paribas SA	(2,196,045)	01/28/28	(0.10)%	1D OBFR01	Monthly	(33,197)
Consolidated Edison, Inc.	SG Americas Securities LLC	(14,686,465)	12/08/27	(0.03)%	1D OBFR01	Monthly	140,699
Consolidated Edison, Inc.	UBS AG	(13,509,402)	01/22/31	0.00%	1D OBFR01	Monthly	(203,422)
Constellation Energy Corp.	Barclays Bank PLC	(28,414,223)	12/23/26	(0.15)%	1D OBFR01	Monthly	(2,208,445)
Constellation Software, Inc.	BNP Paribas SA	(23,904,604)	05/17/27	(0.20)%	CABROVER	Monthly	1,432,245
Constellation Software, Inc.	SG Americas Securities LLC	(17,917,335)	12/08/27	(0.20)%	CABROVER	Monthly	(388,013)
Construction Partners, Inc., Class A	Barclays Bank PLC	(76,478)	02/23/27	(0.10)%	1D OBFR01	Monthly	(1,675)
Construction Partners, Inc., Class A	BNP Paribas SA	(2,672,758)	05/17/27	(0.15)%	1D OBFR01	Monthly	(286,179)
Contact Energy Ltd.	Barclays Bank PLC	(47,234)	02/24/27	(0.40)%	1M BBR	Monthly	(553)
Contact Energy Ltd.	UBS AG	(269,648)	01/22/31	0.00%	1M BBR	Monthly	(284)
Continental AG	Bank of America N.A.	(231,508)	02/15/28	(0.10)%	1D ESTR	Monthly	(1,912)
Contineum Therapeutics, Inc., Class A	UBS AG	(42,991)	01/14/31	0.00%	1D OBFR01	Monthly	903
ConvaTec Group PLC	Barclays Bank PLC	(623,238)	08/18/27	(0.25)%	1D SONIA	Monthly	14
ConvaTec Group PLC	BNP Paribas SA	(131,066)	01/13/28	(0.25)%	1D SONIA	Monthly	16,639
ConvaTec Group PLC	SG Americas Securities LLC	(4,532,749)	12/08/27	(0.24)%	1D SONIA	Monthly	304,935
ConvaTec Group PLC	SG Americas Securities LLC	(5,665)	12/08/27	(0.25)%	1D SONIA	Monthly	618
ConvaTec Group PLC	UBS AG	(387,822)	09/03/29	0.00%	1D SONIA	Monthly	15,888
Cooper Cos, Inc.	Bank of America N.A.	(2,952,901)	02/15/28	(0.15)%	1D OBFR01	Monthly	87,240
Cooper Cos, Inc.	Barclays Bank PLC	(2,715,078)	02/16/27	(0.15)%	1D OBFR01	Monthly	163,099
Cooper Cos, Inc.	BNP Paribas SA	(676,541)	01/28/28	(0.15)%	1D OBFR01	Monthly	71,129
Cooper Cos, Inc.	UBS AG	(14,991,381)	04/18/28	0.00%	1D OBFR01	Monthly	1,576,132
Cooper Cos, Inc.	UBS AG	(2,194,309)	01/14/31	0.00%	1D OBFR01	Monthly	219,060
Copart, Inc.	Bank of America N.A.	(1,169,688)	02/15/28	(0.15)%	1D OBFR01	Monthly	6,368
Copart, Inc.	Barclays Bank PLC	(134,282)	02/16/27	(0.15)%	1D OBFR01	Monthly	2,273
Copart, Inc.	Barclays Bank PLC	(13,429,361)	02/23/27	(0.15)%	1D OBFR01	Monthly	227,278
Copart, Inc.	BNP Paribas SA	(842,106)	01/28/28	(0.15)%	1D OBFR01	Monthly	6,311
Copart, Inc.	UBS AG	(8,873,857)	01/14/31	0.00%	1D OBFR01	Monthly	86,297
Corbion NV, Class C	Barclays Bank PLC	(436,867)	12/10/26	(0.10)%	1D ESTR	Monthly	(26,552)
Core & Main, Inc., Class A	UBS AG	(10,877,703)	04/18/28	0.00%	1D OBFR01	Monthly	609,526
Core Laboratories, Inc.	Goldman Sachs Bank USA	(1,904,620)	08/19/26	(0.15)%	1D FEDL01	Monthly	209,439
Core Laboratories, Inc.	UBS AG	(547,476)	04/21/28	0.00%	1D OBFR01	Monthly	60,202
Core Natural Resources, Inc.	BNP Paribas SA	(264,187)	05/17/27	0.00%	1D OBFR01	Monthly	(7)
Corebridge Financial, Inc.	Barclays Bank PLC	(27,419)	02/16/27	(0.15)%	1D OBFR01	Monthly	(948)
Corebridge Financial, Inc.	BNP Paribas SA	(488,982)	01/28/28	(0.15)%	1D OBFR01	Monthly	(13,127)
Corebridge Financial, Inc.	UBS AG	(336,296)	01/14/31	0.00%	1D OBFR01	Monthly	(9,028)
Corebridge Financial, Inc.	UBS AG	(565,610)	01/22/31	0.00%	1D OBFR01	Monthly	(7,249)
CoreWeave, Inc., Class A	BNP Paribas SA	(484,849)	01/28/28	(0.15)%	1D OBFR01	Monthly	28,963
Corning, Inc.	Citibank N.A.	(519,781)	02/24/28	(0.15)%	1D OBFR01	Monthly	13,922
Corning, Inc.	UBS AG	(59,631,859)	04/18/28	0.00%	1D OBFR01	Monthly	1,428,159
Corpay, Inc.	Bank of America N.A.	(1,114,422)	02/15/28	(0.15)%	1D OBFR01	Monthly	60,166
Corpay, Inc.	Bank of America N.A.	(163,885)	02/15/28	(0.15)%	1D OBFR01	Monthly	2,682
Corpay, Inc.	Barclays Bank PLC	(5,002,526)	02/16/27	(0.15)%	1D OBFR01	Monthly	120,152
Corpay, Inc.	SG Americas Securities LLC	(11,705,479)	12/08/27	(0.09)%	1D OBFR01	Monthly	(98,213)
Corteva, Inc.	Barclays Bank PLC	(621,707)	02/23/27	(0.15)%	1D OBFR01	Monthly	(13,006)
Cosmo Energy Holdings Co. Ltd.	Bank of America N.A.	(306,237)	03/15/28	(0.15)%	1D P TONA	Monthly	19,918
Cosmo Energy Holdings Co. Ltd.	UBS AG	(41,909)	01/06/31	0.00%	1D P TONA	Monthly	3,562
CoStar Group, Inc.	Bank of America N.A.	(3,960,204)	02/15/28	(0.15)%	1D OBFR01	Monthly	340,690
CoStar Group, Inc.	Barclays Bank PLC	(1,645,748)	02/16/27	(0.15)%	1D OBFR01	Monthly	176,588
CoStar Group, Inc.	BNP Paribas SA	(31,996,467)	05/17/27	(0.15)%	1D OBFR01	Monthly	3,551,546
CoStar Group, Inc.	BNP Paribas SA	(5,578,502)	01/28/28	(0.15)%	1D OBFR01	Monthly	591,097
CoStar Group, Inc.	UBS AG	(2,919,829)	01/14/31	0.00%	1D OBFR01	Monthly	349,102
Cousins Properties, Inc.	BNP Paribas SA	(3,479,997)	05/17/27	(0.10)%	1D OBFR01	Monthly	(290,000)
Covivio SA	Bank of America N.A.	(619,877)	02/15/28	(0.26)%	1D ESTR	Monthly	23,776
Covivio SA	Barclays Bank PLC	(986,541)	02/19/27	(0.26)%	1D ESTR	Monthly	20,530

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Covivio SA	Citibank N.A.	$ (2,322,866)	07/06/26	(0.26)%	1D ESTR	Monthly	$ 24,771
Craneware PLC	BNP Paribas SA	(165,725)	01/13/28	(0.25)%	1D SONIA	Monthly	(6,088)
Create Restaurants Holdings, Inc.	Barclays Bank PLC	(171,470)	05/12/27	(0.20)%	1D P TONA	Monthly	2,960
Credit Acceptance Corp.	Bank of America N.A.	(2,618,103)	02/15/28	(0.15)%	1D OBFR01	Monthly	(39,743)
Credit Agricole SA	Bank of America N.A.	(357,939)	02/15/28	(0.10)%	1D ESTR	Monthly	14,701
Credit Corp Group Ltd.	Bank of America N.A.	(122,111)	02/15/28	(0.30)%	1D AONIA	Monthly	(831)
Credit Corp Group Ltd.	Barclays Bank PLC	(331,849)	01/20/27	(0.15)%	1D AONIA	Monthly	(5,077)
Credo Technology Group Holding Ltd.	BNP Paribas SA	(3,081,647)	01/24/28	(0.15)%	1D OBFR01	Monthly	(103,606)
Credo Technology Group Holding Ltd.	Morgan Stanley & Co. International PLC	(14,066,313)	01/06/27	(0.15)%	1D FEDL01	Monthly	1,088,821
Crescent Biopharma, Inc.	UBS AG	(46,313)	01/14/31	0.00%	1D OBFR01	Monthly	2,982
Crescent Energy Co., Class A	Bank of America N.A.	(3,556,956)	02/15/28	(0.15)%	1D OBFR01	Monthly	(361,231)
Crescent Energy Co., Class A	SG Americas Securities LLC	(7,996,266)	12/08/27	(0.15)%	1D OBFR01	Monthly	(450,589)
Crescent Energy Co., Class A	UBS AG	(6,374,072)	04/21/28	0.00%	1D OBFR01	Monthly	(647,326)
Crest Nicholson Holdings PLC	Bank of America N.A.	(269,580)	02/15/28	(0.25)%	1D SONIA	Monthly	104,531
Crest Nicholson Holdings PLC	BNP Paribas SA	(73,584)	01/13/28	(0.25)%	1D SONIA	Monthly	28,532
Crest Nicholson Holdings PLC	UBS AG	(135,783)	01/03/31	0.00%	1D SONIA	Monthly	52,650
CRH PLC	Bank of America N.A.	(292,617)	02/15/28	0.10%	1D OBFR01	Monthly	(5,565)
CRH PLC	BNP Paribas SA	(234,146)	01/28/28	(0.15)%	1D OBFR01	Monthly	(3,167)
Crinetics Pharmaceuticals, Inc.	Morgan Stanley & Co. International PLC	(2,264,789)	01/04/27	(0.15)%	1D FEDL01	Monthly	18,535
CRISPR Therapeutics AG	Barclays Bank PLC	(74,743)	02/23/27	(0.15)%	1D OBFR01	Monthly	(2,406)
CRISPR Therapeutics AG	UBS AG	(74,913)	01/14/31	0.00%	1D OBFR01	Monthly	(404)
Crocs, Inc.	BNP Paribas SA	(522,460)	05/17/27	(0.15)%	1D OBFR01	Monthly	2,974
Croda International PLC	Bank of America N.A.	(42,501)	02/15/28	(0.25)%	1D SONIA	Monthly	1,155
Croda International PLC	Barclays Bank PLC	(470,700)	08/18/27	(0.25)%	1D OBFR01	Monthly	(244)
Croda International PLC	BNP Paribas SA	(183,880)	01/13/28	(0.10)%	1D SONIA	Monthly	4,998
Croda International PLC	BNP Paribas SA	(539,382)	01/19/28	(0.10)%	1D SONIA	Monthly	15,727
Croda International PLC	Citibank N.A.	(187,300)	07/06/26	(0.25)%	1D SONIA	Monthly	4,499
Croda International PLC	JPMorgan Chase Bank N.A.	(8,054,972)	02/10/27	0.00%	1D SONIA	Monthly	401,762
Croda International PLC	UBS AG	(9,609)	04/18/28	0.00%	1D SONIA	Monthly	261
Croda International PLC	UBS AG	(9,086,639)	09/03/29	0.00%	1D SONIA	Monthly	244,278
Croda International PLC	UBS AG	(1,328,069)	01/20/31	0.00%	1D SONIA	Monthly	36,095
Crown Holdings, Inc.	UBS AG	(568,189)	01/22/31	0.00%	1D OBFR01	Monthly	35,644
CSW Industrials, Inc.	SG Americas Securities LLC	(20,733,408)	12/08/27	(0.15)%	1D OBFR01	Monthly	(1,013,408)
CTO Realty Growth, Inc.	Barclays Bank PLC	(4,738,214)	12/23/26	(0.14)%	1D OBFR01	Monthly	(205,054)
CTO Realty Growth, Inc.	BNP Paribas SA	(4,271,026)	05/17/27	(0.15)%	1D OBFR01	Monthly	(125,938)
CTO Realty Growth, Inc.	UBS AG	(283,602)	04/21/28	0.00%	1D OBFR01	Monthly	(8,362)
CTP NV	BNP Paribas SA	(504,930)	03/24/27	(0.10)%	1D ESTR	Monthly	6,815
CTP NV	SG Americas Securities LLC	(4,329,714)	12/08/27	(0.26)%	1D ESTR	Monthly	(49,016)
CTS Eventim AG & Co. KGaA	Bank of America N.A.	(919,245)	02/15/28	(0.26)%	1D ESTR	Monthly	(1,440)
CTS Eventim AG & Co. KGaA	Bank of America N.A.	(2,068,417)	02/15/28	0.00%	1D ESTR	Monthly	(3,241)
CTS Eventim AG & Co. KGaA	Barclays Bank PLC	(590,826)	02/19/27	(0.26)%	1D ESTR	Monthly	8,409
CTS Eventim AG & Co. KGaA	Barclays Bank PLC	(2,350,270)	02/26/27	(0.26)%	1D ESTR	Monthly	40,074
CTS Eventim AG & Co. KGaA	BNP Paribas SA	(1,290,462)	01/13/28	(0.10)%	1D ESTR	Monthly	(2,022)
CTS Eventim AG & Co. KGaA	SG Americas Securities LLC	(6,489,763)	12/08/27	(0.26)%	1D ESTR	Monthly	(309,344)
CTS Eventim AG & Co. KGaA	SG Americas Securities LLC	(4,205,308)	12/08/27	(0.17)%	1D ESTR	Monthly	(252,714)
Cullen/Frost Bankers, Inc.	Goldman Sachs Bank USA	(841,345)	08/18/26	(0.15)%	1D FEDL01	Monthly	(8,814)
Cummins, Inc.	BNP Paribas SA	(9,642,861)	05/17/27	0.10%	1D OBFR01	Monthly	(656,472)
Cummins, Inc.	BNP Paribas SA	(7,665,006)	01/24/28	0.10%	1D OBFR01	Monthly	(886,345)
Cummins, Inc.	Citibank N.A.	(10,605,938)	02/24/28	0.10%	1D OBFR01	Monthly	(527,460)
CuriosityStream, Inc., Class A	Bank of America N.A.	(113,024)	02/15/28	(0.15)%	1D OBFR01	Monthly	6,109
CuriosityStream, Inc., Class A	Barclays Bank PLC	(70,339)	02/16/27	(0.15)%	1D OBFR01	Monthly	4,592
CuriosityStream, Inc., Class A	UBS AG	(46,560)	01/14/31	0.00%	1D OBFR01	Monthly	2,517
Custom Truck One Source, Inc.	BNP Paribas SA	(324,605)	05/17/27	(0.15)%	1D OBFR01	Monthly	(20,962)
Customers Bancorp, Inc.	UBS AG	(1,540,852)	04/21/28	0.00%	1D OBFR01	Monthly	14,842
CVC Capital Partners PLC	BNP Paribas SA	(2,597,989)	01/13/28	(0.26)%	1D ESTR	Monthly	(119,005)
CVC Capital Partners PLC	Morgan Stanley & Co. International PLC	(8,260,617)	01/04/27	(0.26)%	1D ESTR	Monthly	111,401
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
CVC Capital Partners PLC	Morgan Stanley & Co. International PLC	$ (16,561,165)	01/06/27	(0.26)%	1D ESTR	Monthly	$ 266,386
CVC Capital Partners PLC	SG Americas Securities LLC	(7,914,987)	12/08/27	(0.12)%	1D ESTR	Monthly	(1,088,658)
CVC Capital Partners PLC	UBS AG	(9,579,375)	09/03/29	0.00%	1D ESTR	Monthly	(432,420)
CVC Capital Partners PLC	UBS AG	(3,349,461)	01/03/31	0.00%	1D ESTR	Monthly	(153,427)
CVC Capital Partners PLC	UBS AG	(76,594)	01/20/31	0.00%	1D ESTR	Monthly	(3,508)
CVS Group PLC	Morgan Stanley & Co. International PLC	(2,328,045)	01/04/27	(0.25)%	1D SONIA	Monthly	120,219
Cybozu, Inc.	Bank of America N.A.	(294,231)	02/15/28	(0.25)%	1D P TONA	Monthly	3,703
Cybozu, Inc.	Barclays Bank PLC	(5,431,011)	05/12/27	(0.20)%	1D P TONA	Monthly	180,171
Cybozu, Inc.	BNP Paribas SA	(1,302,446)	03/24/27	(0.25)%	1D TONA	Monthly	16,390
Cybozu, Inc.	JPMorgan Chase Bank N.A.	(462,942)	02/10/27	(0.25)%	1D P TONA	Monthly	5,826
Cybozu, Inc.	Morgan Stanley & Co. International PLC	(460,395)	01/06/27	(0.25)%	1D P TONA	Monthly	15,273
Cybozu, Inc.	SG Americas Securities LLC	(908,338)	12/08/27	(0.25)%	1D P TONA	Monthly	11,431
Cytokinetics, Inc.	BNP Paribas SA	(1,857,227)	01/24/28	(0.15)%	1D OBFR01	Monthly	39,775
CytomX Therapeutics, Inc.	BNP Paribas SA	(63,069)	01/28/28	(0.15)%	1D OBFR01	Monthly	4,703
CytomX Therapeutics, Inc.	UBS AG	(48,961)	01/14/31	0.00%	1D OBFR01	Monthly	3,651
D Ieteren Group	Bank of America N.A.	(4,756,004)	02/15/28	(0.26)%	1D ESTR	Monthly	(112,465)
D Ieteren Group	Barclays Bank PLC	(2,532,971)	02/26/27	(0.14)%	1D ESTR	Monthly	55,342
D Ieteren Group	BNP Paribas SA	(3,816,578)	04/12/27	(0.26)%	1D ESTR	Monthly	73,064
D Ieteren Group	SG Americas Securities LLC	(20,851,938)	12/08/27	(0.26)%	1D ESTR	Monthly	(631,938)
D Ieteren Group	UBS AG	(5,934,710)	04/18/28	0.00%	1D ESTR	Monthly	(140,338)
D Ieteren Group	UBS AG	(10,875,706)	09/03/29	0.00%	1D ESTR	Monthly	(243,249)
Daetwyler Holding AG	Bank of America N.A.	(624,745)	02/15/28	(0.26)%	SSARON	Monthly	(30,903)
Daetwyler Holding AG	Barclays Bank PLC	(173,160)	12/10/26	(0.26)%	SSARON	Monthly	(4,064)
Daetwyler Holding AG	BNP Paribas SA	(211,950)	03/17/27	(0.26)%	SSARON	Monthly	(10,484)
Daetwyler Holding AG	Goldman Sachs Bank USA	(342,145)	08/19/26	(0.26)%	SSARON	Monthly	(16,924)
Dai Ichi Life Holdings, Inc.	Barclays Bank PLC	(9,625,894)	09/09/27	(0.15)%	1D P TONA	Monthly	24,334
Daicel Corp.	Barclays Bank PLC	(125,530)	01/20/27	(0.18)%	1D P TONA	Monthly	861
Daicel Corp.	Barclays Bank PLC	(11,181,673)	05/12/27	(0.18)%	1D P TONA	Monthly	76,700
Daido Steel Co., Ltd.	Barclays Bank PLC	(186,437)	01/20/27	(0.17)%	1D P TONA	Monthly	4,058
Daiei Kankyo Co., Ltd.	Barclays Bank PLC	(6,939,534)	05/12/27	(0.20)%	1D P TONA	Monthly	283,077
Daifuku Co. Ltd.	Bank of America N.A.	(4,639,444)	02/15/28	0.00%	1D P TONA	Monthly	(305,475)
Daifuku Co. Ltd.	Barclays Bank PLC	(1,993,114)	05/12/27	(0.15)%	1D P TONA	Monthly	(149,247)
Daikin Industries Ltd.	Goldman Sachs Bank USA	(321,099)	08/19/26	(0.25)%	1D P TONA	Monthly	(3,880)
Daily Journal Corp.	Barclays Bank PLC	(519,448)	12/23/26	(0.15)%	1D OBFR01	Monthly	1,792
Daily Journal Corp.	Morgan Stanley & Co. International PLC	(572,507)	01/04/27	(0.15)%	1D FEDL01	Monthly	1,975
Daimler Truck Holding AG	Barclays Bank PLC	(1,276,954)	02/26/27	(0.26)%	1D ESTR	Monthly	19,739
Daimler Truck Holding AG	BNP Paribas SA	(2,007,895)	08/17/26	(0.26)%	1D ESTR	Monthly	(4,930)
Daimler Truck Holding AG	BNP Paribas SA	(61,044)	01/13/28	(0.26)%	1D ESTR	Monthly	266
Daimler Truck Holding AG	UBS AG	(147,170)	01/03/31	0.00%	1D ESTR	Monthly	(361)
Daimler Truck Holding AG	UBS AG	(8,971,906)	01/20/31	0.00%	1D ESTR	Monthly	(22,028)
Daio Paper Corp.	Barclays Bank PLC	(1,497,798)	05/12/27	(0.19)%	1D P TONA	Monthly	23,378
Daito Trust Construction Co. Ltd.	Bank of America N.A.	(3,112,184)	03/15/28	0.00%	1D P TONA	Monthly	(5,349)
Daito Trust Construction Co. Ltd.	Barclays Bank PLC	(2,054,113)	01/20/27	(0.20)%	1D P TONA	Monthly	(10,746)
Daito Trust Construction Co. Ltd.	UBS AG	(4,385,489)	09/03/29	0.00%	1D P TONA	Monthly	(2,900)
Daiwa Office Investment Corp.	Barclays Bank PLC	(135,211)	01/20/27	(0.20)%	1D P TONA	Monthly	542
Daiwa Office Investment Corp.	Barclays Bank PLC	(1,015,158)	05/12/27	(0.20)%	1D P TONA	Monthly	4,071
Daiwa Securities Group, Inc.	Barclays Bank PLC	(144,246)	01/20/27	(0.15)%	1D P TONA	Monthly	3,053
Daiwa Securities Living Investments Corp.	Barclays Bank PLC	(343,865)	01/20/27	(0.15)%	1D P TONA	Monthly	1,344
Daktronics, Inc.	Bank of America N.A.	(754,881)	02/15/28	(0.15)%	1D OBFR01	Monthly	(22,947)
Daktronics, Inc.	Morgan Stanley & Co. International PLC	(603,517)	01/04/27	(0.15)%	1D FEDL01	Monthly	(12,214)
Daktronics, Inc.	SG Americas Securities LLC	(2,182,514)	12/08/27	(0.15)%	1D OBFR01	Monthly	68,808
Danske Bank A/S	Barclays Bank PLC	(23,877,553)	05/12/27	(0.26)%	DESTR	Monthly	(111,804)
Danske Bank A/S	Goldman Sachs Bank USA	(825,263)	08/19/26	(0.10)%	DESTR	Monthly	2,471
Danske Bank A/S	Morgan Stanley & Co. International PLC	(255,326)	01/04/27	(0.26)%	DESTR	Monthly	(71)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Danske Bank A/S	UBS AG	$ (13,692,356)	09/03/29	0.00%	DESTR	Monthly	$ 225,236
Darden Restaurants, Inc.	Barclays Bank PLC	(21,640,298)	12/23/26	(0.15)%	1D OBFR01	Monthly	(88,573)
Darden Restaurants, Inc.	BNP Paribas SA	(355,430)	01/28/28	(0.15)%	1D OBFR01	Monthly	(1,566)
Darden Restaurants, Inc.	UBS AG	(9,553,298)	01/22/31	0.00%	1D OBFR01	Monthly	(53,928)
Dassault Aviation SA	Bank of America N.A.	(4,707,700)	02/15/28	0.05%	1D ESTR	Monthly	472,511
Dassault Aviation SA	Bank of America N.A.	(26,651,314)	02/15/28	0.05%	1D ESTR	Monthly	2,674,987
Dassault Aviation SA	Barclays Bank PLC	(1,786,853)	02/26/27	(0.26)%	1D ESTR	Monthly	40,113
Dassault Aviation SA	Citibank N.A.	(18,895,907)	06/25/26	(0.02)%	1D ESTR	Monthly	319,263
Dassault Aviation SA	Citibank N.A.	(2,381,572)	07/06/26	(0.02)%	1D ESTR	Monthly	23,560
Dassault Aviation SA	Goldman Sachs Bank USA	(31,401,388)	08/19/26	(0.08)%	1D ESTR	Monthly	2,790,517
Dassault Aviation SA	UBS AG	(3,244,428)	04/18/28	0.00%	1D ESTR	Monthly	(66,160)
Dassault Aviation SA	UBS AG	(399,090)	09/03/29	0.00%	1D ESTR	Monthly	(8,308)
Datadog, Inc., Class A	BNP Paribas SA	(2,943,402)	05/17/27	(0.15)%	1D OBFR01	Monthly	3,628
Dave, Inc., Class A	Bank of America N.A.	(3,089,590)	02/15/28	(0.15)%	1D OBFR01	Monthly	(564,052)
Dave, Inc., Class A	SG Americas Securities LLC	(1,140,740)	12/08/27	(0.01)%	1D OBFR01	Monthly	(598,636)
Davide Campari-Milano NV	UBS AG	(5,470,241)	04/18/28	0.00%	1D ESTR	Monthly	230,591
Davide Campari-Milano NV	UBS AG	(16,432,977)	09/03/29	0.00%	1D ESTR	Monthly	692,712
DaVita, Inc.	Barclays Bank PLC	(185,016)	02/23/27	(0.10)%	1D OBFR01	Monthly	(3,324)
DBS Group Holdings Ltd.	BNP Paribas SA	(264,798)	01/14/28	(0.30)%	SORA	Monthly	(7,255)
DBS Group Holdings Ltd.	SG Americas Securities LLC	(3,173,829)	12/08/27	(0.30)%	SORA	Monthly	(76,973)
DCC PLC	UBS AG	(233,060)	04/18/28	0.00%	1D SONIA	Monthly	(6,927)
DCM Holdings Co. Ltd.	Barclays Bank PLC	(1,794,689)	05/12/27	(0.15)%	1D P TONA	Monthly	36,506
DCM Holdings Co. Ltd.	Citibank N.A.	(717,793)	02/24/27	(0.15)%	1D P TONA	Monthly	12,280
De’ Longhi SpA	BNP Paribas SA	(686,269)	03/17/27	(0.26)%	1D ESTR	Monthly	10,348
Deckers Outdoor Corp.	Bank of America N.A.	(202,934)	02/15/28	(0.15)%	1D OBFR01	Monthly	12,433
Deckers Outdoor Corp.	Barclays Bank PLC	(288,717)	02/16/27	(0.10)%	1D OBFR01	Monthly	14,719
Deckers Outdoor Corp.	BNP Paribas SA	(302,223)	01/28/28	(0.10)%	1D OBFR01	Monthly	18,516
Deckers Outdoor Corp.	Goldman Sachs Bank USA	(17,516,298)	08/18/26	(0.15)%	1D FEDL01	Monthly	896,636
Deckers Outdoor Corp.	UBS AG	(584,166)	01/14/31	0.00%	1D OBFR01	Monthly	36,681
Deep Yellow Ltd.	Bank of America N.A.	(288,237)	02/15/28	(0.30)%	1D AONIA	Monthly	18,052
Deep Yellow Ltd.	Barclays Bank PLC	(443,591)	01/20/27	(0.25)%	1D AONIA	Monthly	23,550
Deep Yellow Ltd.	Barclays Bank PLC	(4,893,013)	05/12/27	(0.25)%	1D AONIA	Monthly	259,765
Deere & Co.	Barclays Bank PLC	(23,114,921)	12/23/26	(0.15)%	1D OBFR01	Monthly	(393,758)
Definity Financial Corp.	BNP Paribas SA	(3,218,831)	05/18/26	(0.20)%	CABROVER	Monthly	(175,992)
Delivery Hero SE	BNP Paribas SA	(2,487,470)	01/13/28	(0.26)%	1D ESTR	Monthly	(261,429)
Delivery Hero SE	BNP Paribas SA	(1,879,334)	01/19/28	(0.26)%	1D ESTR	Monthly	(197,515)
Delivery Hero SE	UBS AG	(1,433,160)	01/03/31	0.00%	1D ESTR	Monthly	(150,623)
Dell Technologies, Inc., Class C	UBS AG	(351,192)	01/14/31	0.00%	1D OBFR01	Monthly	(62,738)
Delta Air Lines, Inc.	Bank of America N.A.	(1,221,814)	02/15/28	(0.15)%	1D OBFR01	Monthly	67,888
Delta Air Lines, Inc.	Barclays Bank PLC	(4,086,335)	02/16/27	(0.15)%	1D OBFR01	Monthly	25,088
Delta Air Lines, Inc.	BNP Paribas SA	(8,665,744)	01/28/28	(0.15)%	1D OBFR01	Monthly	477,777
Delta Air Lines, Inc.	UBS AG	(877,486)	01/14/31	0.00%	1D OBFR01	Monthly	48,756
Delta Air Lines, Inc.	UBS AG	(10,706,038)	01/22/31	0.00%	1D OBFR01	Monthly	459,197
Demant A/S	Bank of America N.A.	(1,254,358)	02/15/28	0.00%	1W CIBOR	Monthly	71,759
Demant A/S	Barclays Bank PLC	(2,151,627)	11/09/26	(0.26)%	DESTR	Monthly	111,874
Demant A/S	Barclays Bank PLC	(869,813)	03/01/27	(0.26)%	DESTR	Monthly	43,675
Demant A/S	BNP Paribas SA	(886,492)	08/17/26	(0.25)%	DESTR	Monthly	47,668
Demant A/S	BNP Paribas SA	(2,068,963)	01/14/28	(0.25)%	DESTR	Monthly	111,252
DeNA Co. Ltd.	Barclays Bank PLC	(14,719,254)	05/12/27	(0.20)%	1D P TONA	Monthly	588,431
DeNA Co. Ltd.	Citibank N.A.	(22,035,198)	02/24/27	(0.25)%	1D P TONA	Monthly	880,900
DeNA Co. Ltd.	UBS AG	(6,123,049)	04/03/28	0.00%	1D P TONA	Monthly	183,398
Denison Mines Corp.	Bank of America N.A.	(184,749)	02/15/28	(0.20)%	CABROVER	Monthly	4,844
Denison Mines Corp.	Barclays Bank PLC	(46,621)	02/16/27	(0.20)%	CABROVER	Monthly	3,175
Denison Mines Corp.	Citibank N.A.	(2,271,034)	02/24/28	(0.20)%	1D CORRA	Monthly	154,658
Denison Mines Corp.	Goldman Sachs Bank USA	(125,316)	08/18/26	(0.15)%	1D CORRA	Monthly	3,285
Denka Co. Ltd.	Barclays Bank PLC	(9,006,882)	05/12/27	(0.20)%	1D P TONA	Monthly	(983,396)
Denka Co. Ltd.	Citibank N.A.	(320,581)	02/24/27	(0.15)%	1D P TONA	Monthly	247
Dermapharm Holding SE	Barclays Bank PLC	(140,122)	02/19/27	(0.26)%	1D ESTR	Monthly	(1,858)
Derwent London PLC	Barclays Bank PLC	(7,989,474)	12/10/26	(0.25)%	1D SONIA	Monthly	276,306
Derwent London PLC	BNP Paribas SA	(74,398)	01/13/28	(0.25)%	1D SONIA	Monthly	1,050
Descartes Systems Group, Inc.	Bank of America N.A.	(1,384,798)	02/15/28	(0.20)%	CABROVER	Monthly	74,198
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Descartes Systems Group, Inc.	Barclays Bank PLC	$ (269,229)	02/16/27	(0.20)%	CABROVER	Monthly	$ 12,794
Descartes Systems Group, Inc.	BNP Paribas SA	(2,511,455)	01/17/28	(0.20)%	CABROVER	Monthly	42,571
Descartes Systems Group, Inc.	Morgan Stanley & Co. International PLC	(11,126,107)	01/04/27	(0.20)%	CABROVER	Monthly	519,006
Descartes Systems Group, Inc.	Morgan Stanley & Co. International PLC	(20,786,209)	01/06/27	(0.20)%	CABROVER	Monthly	893,574
Deutsche Lufthansa AG	Morgan Stanley & Co. International PLC	(49,742)	01/04/27	(1.00)%	1D ESTR	Monthly	(358)
Deutsche Lufthansa AG, Registered Shares	Barclays Bank PLC	(4,490,430)	08/18/27	(0.26)%	1D ESTR	Monthly	101,906
Deutsche Pfandbriefbank AG	Bank of America N.A.	(129,036)	02/15/28	(0.65)%	1D ESTR	Monthly	787
Deutsche Pfandbriefbank AG	Barclays Bank PLC	(432,127)	02/19/27	(0.68)%	1D ESTR	Monthly	(806)
Deutsche Post AG, Class N	Bank of America N.A.	(49,216)	02/15/28	(0.10)%	1D ESTR	Monthly	(2,301)
Deutsche Wohnen SE	Morgan Stanley & Co. International PLC	(3,146,234)	01/04/27	(0.26)%	1D ESTR	Monthly	117,888
Deutz AG	Morgan Stanley & Co. International PLC	(3,640,539)	01/04/27	(0.26)%	1D ESTR	Monthly	105,269
Dexcom, Inc.	Barclays Bank PLC	(2,482,286)	02/16/27	(0.10)%	1D OBFR01	Monthly	131,192
Dexcom, Inc.	BNP Paribas SA	(6,108,092)	01/28/28	(0.10)%	1D OBFR01	Monthly	188,762
Dexcom, Inc.	UBS AG	(3,221,742)	01/14/31	0.00%	1D OBFR01	Monthly	104,180
Dexcom, Inc.	UBS AG	(3,749,360)	01/22/31	0.00%	1D OBFR01	Monthly	113,713
Diageo PLC	Citibank N.A.	(2,949,393)	07/06/26	(0.25)%	1D SONIA	Monthly	(28,436)
Diageo PLC	SG Americas Securities LLC	(20,783,114)	12/08/27	(0.25)%	1D SONIA	Monthly	(681,371)
Diageo PLC	UBS AG	(20,583,512)	09/03/29	0.00%	1D SONIA	Monthly	(210,903)
Diamondback Energy, Inc.	SG Americas Securities LLC	(28,796,749)	12/08/27	0.05%	1D OBFR01	Monthly	(2,958,898)
DiamondRock Hospitality Co.	SG Americas Securities LLC	(862,667)	12/08/27	(0.15)%	1D OBFR01	Monthly	(38,891)
DiaSorin SpA	Barclays Bank PLC	(105,136)	12/10/26	(0.26)%	1D ESTR	Monthly	7,506
Dick’s Sporting Goods, Inc.	Bank of America N.A.	(115,650)	02/15/28	(0.15)%	1D OBFR01	Monthly	(5,298)
Dick’s Sporting Goods, Inc.	BNP Paribas SA	(916,231)	01/28/28	(0.15)%	1D OBFR01	Monthly	(39,556)
Dick’s Sporting Goods, Inc.	SG Americas Securities LLC	(20,561,711)	12/08/27	(0.15)%	1D OBFR01	Monthly	(1,721,153)
Digi International, Inc.	Barclays Bank PLC	(2,241,985)	12/23/26	(0.15)%	1D OBFR01	Monthly	(5,387)
DigiCo Infrastructure REIT	UBS AG	(84,421)	01/03/31	0.00%	1D AONIA	Monthly	(12,463)
Digital Arts, Inc.	Barclays Bank PLC	(2,508,032)	05/12/27	(0.20)%	1D P TONA	Monthly	187,950
Digital Arts, Inc.	Citibank N.A.	(452,141)	02/24/27	(0.19)%	1D P TONA	Monthly	33,883
Digital Arts, Inc.	UBS AG	(170,164)	01/06/31	0.00%	1D P TONA	Monthly	(1,429)
Digital Garage, Inc.	Citibank N.A.	(282,674)	02/24/27	(0.15)%	1D P TONA	Monthly	9,288
DigitalOcean Holdings, Inc.	UBS AG	(871,779)	01/14/31	0.00%	1D OBFR01	Monthly	(18,945)
Dillard’s, Inc., Class A	Barclays Bank PLC	(5,521,194)	12/23/26	(0.13)%	1D OBFR01	Monthly	360,645
Dime Community Bancshares, Inc.	BNP Paribas SA	(99,890)	05/17/27	(0.15)%	1D OBFR01	Monthly	(243)
Diploma PLC	Barclays Bank PLC	(630,234)	08/18/27	(0.25)%	1D SONIA	Monthly	(1,483)
Diploma PLC	Citibank N.A.	(370,574)	07/06/26	(0.25)%	1D SONIA	Monthly	2,048
Disco Corp.	Bank of America N.A.	(135,250)	03/15/28	(0.15)%	1D P TONA	Monthly	(7,485)
Disco Corp.	Citibank N.A.	(1,747,279)	02/24/27	(0.15)%	1D P TONA	Monthly	(60,694)
Disco Corp.	Citibank N.A.	(5,787,739)	02/24/27	(0.15)%	1D P TONA	Monthly	(16,806)
Discovery Silver Corp.	Barclays Bank PLC	(1,476,466)	10/23/26	(0.20)%	CABROVER	Monthly	255,066
Discovery Silver Corp.	Barclays Bank PLC	(2,296,024)	12/23/26	(0.20)%	CABROVER	Monthly	374,845
Discovery Silver Corp.	Barclays Bank PLC	(909,622)	02/23/27	(0.20)%	CABROVER	Monthly	111,161
Discovery Silver Corp.	Morgan Stanley & Co. International PLC	(2,617,826)	01/04/27	(0.20)%	CABROVER	Monthly	452,240
Discovery Silver Corp.	SG Americas Securities LLC	(1,410,044)	12/08/27	(0.35)%	CABROVER	Monthly	166,237
Distribuidora Internacional de Alimentacion SA	SG Americas Securities LLC	(136,262)	12/08/27	(0.26)%	1D ESTR	Monthly	6,898
Distribution Solutions Group, Inc.	Barclays Bank PLC	(211,536)	12/23/26	(0.15)%	1D OBFR01	Monthly	468
Distribution Solutions Group, Inc.	BNP Paribas SA	(58,690)	05/17/27	(0.15)%	1D OBFR01	Monthly	(680)
Distribution Solutions Group, Inc.	Goldman Sachs Bank USA	(230,237)	08/19/26	(0.15)%	1D FEDL01	Monthly	(2,668)
Distribution Solutions Group, Inc.	UBS AG	(249,524)	04/21/28	0.00%	1D OBFR01	Monthly	(2,892)
Diversified Energy Co.	BNP Paribas SA	(268,113)	01/28/28	(2.35)%	1D OBFR01	Monthly	(18,966)
Diversified Energy Co.	UBS AG	(86,131)	01/14/31	0.00%	1D OBFR01	Monthly	(6,093)
Diversified Healthcare Trust	Citibank N.A.	(112,673)	06/25/26	(0.15)%	1D OBFR01	Monthly	(9,565)
DKSH Holding AG	SG Americas Securities LLC	(2,133,494)	12/08/27	(0.26)%	SSARON	Monthly	(56,824)
DMG Mori Co. Ltd.	UBS AG	(68,497)	01/06/31	0.00%	1D P TONA	Monthly	(7,904)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
DNB Bank ASA	Bank of America N.A.	$ (14,298,261)	02/15/28	0.00%	NOWA	Monthly	$ 871,446
DNB Bank ASA	Bank of America N.A.	(166,506)	02/15/28	(0.26)%	NOWA	Monthly	15,907
DNB Bank ASA	BNP Paribas SA	(7,070,198)	08/17/26	(0.25)%	NOWA	Monthly	419,098
DNB Bank ASA	BNP Paribas SA	(4,933,104)	03/18/27	(0.25)%	NOWA	Monthly	376,218
DNB Bank ASA	UBS AG	(576,552)	01/20/31	0.00%	NOWA	Monthly	(5,766)
DocuSign, Inc.	Bank of America N.A.	(148,242)	02/15/28	(0.15)%	1D OBFR01	Monthly	2,591
DocuSign, Inc.	BNP Paribas SA	(129,325)	01/28/28	(0.10)%	1D OBFR01	Monthly	2,347
DocuSign, Inc.	UBS AG	(226,940)	01/14/31	0.00%	1D OBFR01	Monthly	4,118
Dof Group ASA	BNP Paribas SA	(14,695,177)	03/17/27	(0.25)%	NOWA	Monthly	(294,558)
Dof Group ASA	SG Americas Securities LLC	(1,381,513)	12/08/27	(0.28)%	NOWA	Monthly	(37,171)
Dometic Group AB	Bank of America N.A.	(789,310)	02/15/28	(0.26)%	1D STIBOR	Monthly	(28,302)
Dometic Group AB	BNP Paribas SA	(358,129)	11/17/27	(0.25)%	1D STIBOR	Monthly	(12,841)
Dometic Group AB	BNP Paribas SA	(74,707)	01/13/28	(0.26)%	1D STIBOR	Monthly	(2,679)
Dometic Group AB	UBS AG	(99,376)	01/03/31	0.00%	TN STIBOR	Monthly	(3,563)
Dominion Energy, Inc.	Barclays Bank PLC	(35,075,154)	12/23/26	(0.10)%	1D OBFR01	Monthly	(2,023,311)
Domino’s Pizza Enterprises Ltd.	Bank of America N.A.	(12,022)	02/15/28	(1.25)%	1D AONIA	Monthly	689
Domino’s Pizza Enterprises Ltd.	Barclays Bank PLC	(117,981)	05/12/27	(0.43)%	1D AONIA	Monthly	10,650
Domino’s Pizza Enterprises Ltd.	BNP Paribas SA	(294,376)	03/22/27	(1.75)%	1D AONIA	Monthly	16,873
Domino’s Pizza Enterprises Ltd.	Goldman Sachs Bank USA	(405,855)	08/19/26	(0.84)%	1D AONIA	Monthly	23,262
Domino’s Pizza Enterprises Ltd.	Morgan Stanley & Co. International PLC	(1,881,244)	01/06/27	(0.87)%	1D AONIA	Monthly	169,814
Domino’s Pizza Group PLC	Morgan Stanley & Co. International PLC	(2,640,162)	01/04/27	(0.25)%	1D SONIA	Monthly	(71,565)
Domino’s Pizza, Inc.	Bank of America N.A.	(1,187,026)	02/15/28	(0.15)%	1D OBFR01	Monthly	92,396
Domino’s Pizza, Inc.	Barclays Bank PLC	(140,883)	02/16/27	(0.15)%	1D OBFR01	Monthly	10,206
Domino’s Pizza, Inc.	BNP Paribas SA	(325,503)	01/28/28	(0.15)%	1D OBFR01	Monthly	25,795
Domino’s Pizza, Inc.	UBS AG	(643,473)	01/14/31	0.00%	1D OBFR01	Monthly	28,784
Donaldson Co., Inc.	BNP Paribas SA	(3,477,420)	01/24/28	(0.15)%	1D OBFR01	Monthly	13,749
DoorDash, Inc., Class A	SG Americas Securities LLC	(9,243,786)	12/08/27	(0.07)%	1D OBFR01	Monthly	(372,637)
DoorDash, Inc., Class A	UBS AG	(4,310,677)	01/22/31	0.00%	1D OBFR01	Monthly	227,155
Doral Group Renewable Energy Resources Ltd.	UBS AG	(221,376)	06/07/28	0.00%	SHIR	Monthly	(39,318)
Dorman Products, Inc.	UBS AG	(6,818,799)	04/21/28	0.00%	1D OBFR01	Monthly	(364,402)
Douglas AG	SG Americas Securities LLC	(202,540)	12/08/27	(0.26)%	1D ESTR	Monthly	4,291
doValue SpA	Barclays Bank PLC	(502,603)	12/10/26	(0.26)%	1D ESTR	Monthly	74,972
doValue SpA	Citibank N.A.	(378,668)	06/25/26	(0.44)%	1D ESTR	Monthly	56,485
doValue SpA	Goldman Sachs Bank USA	(160,537)	08/19/26	(0.39)%	1D ESTR	Monthly	6,655
doValue SpA	SG Americas Securities LLC	(1,151,417)	12/08/27	(0.80)%	1D ESTR	Monthly	12,465
Dowa Holdings Co. Ltd.	Citibank N.A.	(2,686,762)	02/24/27	(0.15)%	1D P TONA	Monthly	70,146
Doximity, Inc., Class A	BNP Paribas SA	(104,079)	05/17/27	0.00%	1D OBFR01	Monthly	(11)
Dr Martens PLC	Goldman Sachs Bank USA	(1,248,330)	08/19/26	(0.25)%	1D SONIA	Monthly	78,961
Drax Group PLC	Barclays Bank PLC	(18,551,855)	12/10/26	(0.25)%	1D SONIA	Monthly	(268,374)
Drax Group PLC	Citibank N.A.	(7,889,816)	06/25/26	(0.01)%	1D SONIA	Monthly	(125,178)
Drax Group PLC	Citibank N.A.	(2,870,418)	07/06/26	0.00%	1D SONIA	Monthly	(45,541)
Dream Finders Homes, Inc., Class A	Barclays Bank PLC	(2,140,028)	12/23/26	(0.15)%	1D OBFR01	Monthly	143,580
Dream Finders Homes, Inc., Class A	SG Americas Securities LLC	(948,231)	12/08/27	(0.15)%	1D OBFR01	Monthly	(28,086)
Dream Industrial Real Estate Investment Trust	Barclays Bank PLC	(4,440,670)	12/23/26	(0.20)%	CABROVER	Monthly	(9,824)
Dream Industrial Real Estate Investment Trust	BNP Paribas SA	(2,216,419)	05/18/26	(0.20)%	CABROVER	Monthly	(1,990)
Driven Brands Holdings, Inc.	SG Americas Securities LLC	(725,036)	12/08/27	(0.15)%	1D OBFR01	Monthly	(60,179)
Driven Brands Holdings, Inc.	UBS AG	(1,069,520)	04/21/28	0.00%	1D OBFR01	Monthly	(66,113)
DroneShield Ltd.	Citibank N.A.	(153,874)	02/24/27	(1.90)%	1D AONIA	Monthly	8,405
DroneShield Ltd.	Morgan Stanley & Co. International PLC	(1,968,426)	01/06/27	(2.74)%	1D AONIA	Monthly	107,516
DSM-Firmenich AG	Bank of America N.A.	(46,693)	02/15/28	(0.26)%	1D ESTR	Monthly	162
DSM-Firmenich AG	BNP Paribas SA	(2,478,375)	02/18/28	(0.26)%	1D ESTR	Monthly	10,209
DSV A/S	Citibank N.A.	(8,740,009)	07/17/26	(0.20)%	DESTR	Monthly	667,773
DSV A/S	Goldman Sachs Bank USA	(73,923,313)	08/19/26	0.00%	DESTR	Monthly	3,986,150
DSV A/S	JPMorgan Chase Bank N.A.	(9,634,765)	02/10/27	(0.30)%	DESTR	Monthly	347,340
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
DSV A/S	Morgan Stanley & Co. International PLC	$ (16,315,474)	01/04/27	(0.26)%	DESTR	Monthly	$ 1,229,281
DSV A/S	UBS AG	(451,714)	09/03/29	0.00%	DESTR	Monthly	25,254
DTE Midstream LLC	Morgan Stanley & Co. International PLC	(10,488,562)	01/06/27	(0.15)%	1D FEDL01	Monthly	(1,300,913)
DuPont de Nemours, Inc.	Barclays Bank PLC	(2,785,652)	02/16/27	(0.13)%	1D OBFR01	Monthly	19,387
DuPont de Nemours, Inc.	BNP Paribas SA	(364,355)	01/28/28	(0.15)%	1D OBFR01	Monthly	(2,661)
DuPont de Nemours, Inc.	UBS AG	(307,112)	01/14/31	0.00%	1D OBFR01	Monthly	6,897
D-Wave Quantum, Inc.	BNP Paribas SA	(1,142,074)	01/24/28	(0.35)%	1D OBFR01	Monthly	29,087
D-Wave Quantum, Inc.	UBS AG	(196,987)	01/22/31	0.00%	1D OBFR01	Monthly	5,017
Dycom Industries, Inc.	Barclays Bank PLC	(126,087)	02/16/27	(0.15)%	1D OBFR01	Monthly	(1,869)
Dycom Industries, Inc.	UBS AG	(868,210)	01/14/31	0.00%	1D OBFR01	Monthly	(41,982)
DyDo Group Holdings, Inc.	Barclays Bank PLC	(51,741)	01/20/27	(0.20)%	1D P TONA	Monthly	1,584
DyDo Group Holdings, Inc.	Barclays Bank PLC	(344,987)	05/12/27	(0.20)%	1D P TONA	Monthly	1,979
DyDo Group Holdings, Inc.	BNP Paribas SA	(208,990)	03/24/27	(0.15)%	1D TONA	Monthly	273
DyDo Group Holdings, Inc.	Goldman Sachs Bank USA	(33,977)	08/19/26	(0.25)%	1D P TONA	Monthly	—
DyDo Group Holdings, Inc.	UBS AG	(132,944)	01/06/31	0.00%	1D P TONA	Monthly	8,361
Dynavox Group AB	Barclays Bank PLC	(54,040)	02/19/27	(0.26)%	1D STIBOR	Monthly	1,986
Dynavox Group AB	BNP Paribas SA	(1,425,951)	11/17/27	(0.25)%	1D STIBOR	Monthly	125,978
Dynex Capital, Inc.	Bank of America N.A.	(3,363,322)	02/15/28	(0.72)%	1D OBFR01	Monthly	(52,669)
Dynex Capital, Inc.	Barclays Bank PLC	(4,372,050)	12/23/26	(0.15)%	1D OBFR01	Monthly	50,764
Dynex Capital, Inc.	BNP Paribas SA	(7,701,578)	05/17/27	(0.15)%	1D OBFR01	Monthly	(120,606)
Dynex Capital, Inc.	Citibank N.A.	(6,631,156)	06/25/26	(0.15)%	1D OBFR01	Monthly	76,995
Dynex Capital, Inc.	Morgan Stanley & Co. International PLC	(10,665,348)	01/04/27	(0.15)%	1D FEDL01	Monthly	123,836
Dynex Capital, Inc.	UBS AG	(7,483,115)	04/21/28	0.00%	1D OBFR01	Monthly	(117,185)
E.ON SE, Class N	Bank of America N.A.	(226,489)	02/15/28	(0.10)%	1D ESTR	Monthly	6,295
E.ON SE, Class N	SG Americas Securities LLC	(25,173,988)	12/08/27	(0.11)%	1D ESTR	Monthly	924,287
Eagers Automotive Ltd.	Barclays Bank PLC	(89,064)	05/12/27	(0.24)%	1D AONIA	Monthly	563
Eagle Bancorp, Inc.	BNP Paribas SA	(2,265,457)	05/17/27	(0.15)%	1D OBFR01	Monthly	101,062
Eagle Materials, Inc.	BNP Paribas SA	(7,990,724)	05/17/27	(0.15)%	1D OBFR01	Monthly	(515,579)
East Japan Railway Co.	Barclays Bank PLC	(9,516,183)	05/12/27	(0.18)%	1D P TONA	Monthly	282,554
Eastern Bankshares, Inc.	Barclays Bank PLC	(14,987,876)	12/23/26	(0.15)%	1D OBFR01	Monthly	14,803
Eastern Bankshares, Inc.	BNP Paribas SA	(531,848)	05/17/27	(0.15)%	1D OBFR01	Monthly	11,573
Eastern Bankshares, Inc.	SG Americas Securities LLC	(857,270)	12/08/27	(0.13)%	1D OBFR01	Monthly	19,465
Eastern Bankshares, Inc.	UBS AG	(350,712)	04/21/28	0.00%	1D OBFR01	Monthly	7,632
EastGroup Properties, Inc.	Morgan Stanley & Co. International PLC	(20,053,856)	01/06/27	(0.15)%	1D FEDL01	Monthly	(32,946)
Eastman Kodak Co.	BNP Paribas SA	(104,843)	05/17/27	(0.15)%	1D OBFR01	Monthly	216
easyJet PLC	Bank of America N.A.	(124,527)	02/15/28	(0.25)%	1D SONIA	Monthly	12,503
easyJet PLC	BNP Paribas SA	(238,076)	01/13/28	(0.25)%	1D SONIA	Monthly	17,215
easyJet PLC	Morgan Stanley & Co. International PLC	(7,215,327)	01/04/27	(0.25)%	1D SONIA	Monthly	262,071
Ebara Corp.	Bank of America N.A.	(143,834)	03/15/28	(0.15)%	1D P TONA	Monthly	(10,101)
Ebara Corp.	Barclays Bank PLC	(24,870,995)	05/12/27	(0.20)%	1D P TONA	Monthly	508,120
Ebara Corp.	Barclays Bank PLC	(41,599,939)	09/09/27	(0.20)%	1D P TONA	Monthly	878,841
Ebara Corp.	Citibank N.A.	(4,574,456)	02/24/27	(0.23)%	1D P TONA	Monthly	96,640
Ebara Corp.	Citibank N.A.	(2,593,007)	02/24/27	(0.25)%	1D P TONA	Monthly	54,780
Ebara Corp.	UBS AG	(52,411)	01/06/31	0.00%	1D P TONA	Monthly	1,100
EchoStar Corp., Class A	Barclays Bank PLC	(1,020,849)	02/16/27	(0.38)%	1D OBFR01	Monthly	(6,508)
EchoStar Corp., Class A	BNP Paribas SA	(441,602)	01/28/28	(0.15)%	1D OBFR01	Monthly	27,728
EchoStar Corp., Class A	UBS AG	(1,771,490)	01/14/31	0.00%	1D OBFR01	Monthly	33,862
Ecovyst, Inc.	Goldman Sachs Bank USA	(2,554,536)	08/18/26	(0.15)%	1D FEDL01	Monthly	(25,473)
Ecovyst, Inc.	SG Americas Securities LLC	(1,267,038)	12/08/27	(0.15)%	1D OBFR01	Monthly	(100,283)
Edenred SE	Bank of America N.A.	(162,697)	02/15/28	(0.26)%	1D ESTR	Monthly	(16,443)
Edenred SE	Barclays Bank PLC	(733,585)	02/19/27	(0.26)%	1D ESTR	Monthly	(40,201)
Edenred SE	Barclays Bank PLC	(137,875)	02/26/27	(0.26)%	1D ESTR	Monthly	(7,556)
Edenred SE	Citibank N.A.	(2,849,065)	06/25/26	(0.26)%	1D ESTR	Monthly	(128,873)
Edenred SE	Morgan Stanley & Co. International PLC	(1,073,640)	01/04/27	(0.26)%	1D ESTR	Monthly	(12,169)
Edenred SE	UBS AG	(89,552)	04/18/28	0.00%	1D ESTR	Monthly	1,397

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Edenred SE	UBS AG	$ (463,550)	01/03/31	0.00%	1D ESTR	Monthly	$ (46,848)
Edgewell Personal Care Co.	SG Americas Securities LLC	(5,762,287)	12/08/27	(0.15)%	1D OBFR01	Monthly	(196,573)
Edgewise Therapeutics, Inc.	Citibank N.A.	(357,828)	06/25/26	(0.15)%	1D OBFR01	Monthly	8,042
EDP Renovaveis SA	Bank of America N.A.	(6,527,375)	02/15/28	(0.26)%	1D ESTR	Monthly	(67,966)
EDP Renovaveis SA	Barclays Bank PLC	(4,867,823)	08/18/27	(0.26)%	1D ESTR	Monthly	(257,896)
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	(1,951,477)	01/04/27	(0.26)%	1D ESTR	Monthly	(103,389)
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	(38,301)	01/06/27	(0.26)%	1D ESTR	Monthly	(2,029)
EDP Renovaveis SA	UBS AG	(3,733,366)	04/18/28	0.00%	1D ESTR	Monthly	(38,874)
EDP Renovaveis SA	UBS AG	(17,003,924)	09/03/29	0.00%	1D ESTR	Monthly	(177,053)
eDreams ODIGEO SA	BNP Paribas SA	(96,798)	01/13/28	(0.26)%	1D ESTR	Monthly	280
Edwards Lifesciences Corp.	Bank of America N.A.	(3,883,465)	02/15/28	(0.15)%	1D OBFR01	Monthly	(183,987)
Edwards Lifesciences Corp.	Bank of America N.A.	(6,193,518)	02/15/28	(0.15)%	1D OBFR01	Monthly	(419,765)
Edwards Lifesciences Corp.	BNP Paribas SA	(16,156,276)	01/28/28	(0.10)%	1D OBFR01	Monthly	(1,094,991)
Edwards Lifesciences Corp.	UBS AG	(4,440,431)	01/14/31	0.00%	1D OBFR01	Monthly	(300,950)
eGuarantee, Inc.	Bank of America N.A.	(830,394)	02/15/28	(0.25)%	1D P TONA	Monthly	(16,617)
eGuarantee, Inc.	Barclays Bank PLC	(1,738,557)	05/12/27	(0.20)%	1D P TONA	Monthly	(75,496)
eGuarantee, Inc.	BNP Paribas SA	(691,625)	03/24/27	(0.25)%	1D TONA	Monthly	(13,840)
eGuarantee, Inc.	SG Americas Securities LLC	(538,242)	12/08/27	(0.25)%	1D P TONA	Monthly	(9,824)
Eiffage SA	Barclays Bank PLC	(6,463,738)	08/18/27	(0.10)%	1D ESTR	Monthly	43,304
Eiken Chemical Co. Ltd.	Barclays Bank PLC	(342,876)	01/20/27	(0.20)%	1D P TONA	Monthly	286
Eiken Chemical Co. Ltd.	Goldman Sachs Bank USA	(758,152)	08/19/26	(0.25)%	1D P TONA	Monthly	9,967
Eisai Co. Ltd.	Bank of America N.A.	(96,388)	03/15/28	(0.15)%	1D P TONA	Monthly	6,591
Eisai Co. Ltd.	UBS AG	(73,897)	01/06/31	0.00%	1D P TONA	Monthly	5,053
Eisai Co. Ltd.	UBS AG	(67,472)	01/20/31	0.00%	1D P TONA	Monthly	4,613
El Al Israel Airlines	Barclays Bank PLC	(1,350,392)	04/07/27	(2.00)%	SHIR	Monthly	61,244
El Al Israel Airlines	Goldman Sachs Bank USA	(243,254)	08/19/26	(1.68)%	SHIR	Monthly	12,528
El Al Israel Airlines	SG Americas Securities LLC	(283,475)	12/08/27	(1.75)%	SHIR	Monthly	35,214
Elanco Animal Health, Inc.	Barclays Bank PLC	(54,578)	02/16/27	(0.15)%	1D OBFR01	Monthly	219
Elanco Animal Health, Inc.	BNP Paribas SA	(90,527)	01/24/28	(0.15)%	1D OBFR01	Monthly	3,351
Elanco Animal Health, Inc.	Morgan Stanley & Co. International PLC	(21,254,864)	01/06/27	(0.15)%	1D FEDL01	Monthly	85,171
Elders Ltd.	Barclays Bank PLC	(2,189,419)	05/12/27	(0.25)%	1D AONIA	Monthly	71,060
Eldorado Gold Corp.	BNP Paribas SA	(10,407,544)	05/17/27	(0.20)%	CABROVER	Monthly	1,250,214
Electra Ltd.	Barclays Bank PLC	(70,613)	02/22/27	(3.00)%	SHIR	Monthly	(2,885)
Electric Power Development Co., Ltd., Class D	Bank of America N.A.	(351,353)	03/15/28	(0.15)%	1D P TONA	Monthly	8,732
Electric Power Development Co., Ltd., Class D	Barclays Bank PLC	(3,437,198)	05/12/27	(0.15)%	1D P TONA	Monthly	6,095
Electric Power Development Co., Ltd., Class D	Barclays Bank PLC	(7,928,137)	09/09/27	(0.15)%	1D P TONA	Monthly	(5,982)
Electric Power Development Co., Ltd., Class D	UBS AG	(2,605,028)	04/18/28	0.00%	1D P TONA	Monthly	64,740
Electric Power Development Co., Ltd., Class D	UBS AG	(52,703)	01/06/31	0.00%	1D P TONA	Monthly	1,310
Electro Optic Systems Holdings Ltd.	Bank of America N.A.	(199,563)	02/15/28	0.00%	1D AONIA	Monthly	20,994
Element Solutions, Inc.	Morgan Stanley & Co. International PLC	(15,470,874)	01/06/27	(0.15)%	1D FEDL01	Monthly	(1,601,541)
Element Solutions, Inc.	UBS AG	(98,576)	01/14/31	0.00%	1D OBFR01	Monthly	(9,688)
Elevra Lithium Ltd.	BNP Paribas SA	(369,486)	01/14/28	(10.00)%	1D AONIA	Monthly	(200,420)
elf Beauty, Inc.	Barclays Bank PLC	(2,081,509)	12/23/26	(0.15)%	1D OBFR01	Monthly	51,101
Elia Group SA/NV	Bank of America N.A.	(46,864)	02/15/28	(0.26)%	1D ESTR	Monthly	(2,225)
Elia Group SA/NV	Barclays Bank PLC	(11,531,644)	12/10/26	(0.26)%	1D ESTR	Monthly	(164,272)
Elia Group SA/NV	BNP Paribas SA	(27,773,739)	08/17/26	(0.26)%	1D ESTR	Monthly	(1,276,580)
Elia Group SA/NV	BNP Paribas SA	(162,917)	01/13/28	(0.26)%	1D ESTR	Monthly	(7,733)
Elia Group SA/NV	UBS AG	(254,194)	09/03/29	0.00%	1D ESTR	Monthly	(3,522)
Elisa OYJ	Barclays Bank PLC	(722,450)	02/26/27	(0.26)%	1D ESTR	Monthly	(15,831)
Elkem ASA	Citibank N.A.	(128,192)	02/24/27	(0.26)%	NOWA	Monthly	8,892
Elmos Semiconductor SE	Barclays Bank PLC	(124,187)	12/10/26	(0.26)%	1D ESTR	Monthly	(618)
Elmos Semiconductor SE	SG Americas Securities LLC	(2,012,047)	12/08/27	(0.26)%	1D ESTR	Monthly	(361,841)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Elmos Semiconductor SE	UBS AG	$ (98,772)	04/24/28	0.00%	1D ESTR	Monthly	$ (6,349)
Embecta Corp.	Bank of America N.A.	(326,913)	02/15/28	(0.15)%	1D OBFR01	Monthly	15,648
Embecta Corp.	Barclays Bank PLC	(3,456,706)	12/23/26	(0.15)%	1D OBFR01	Monthly	22,519
Embecta Corp.	BNP Paribas SA	(2,102,918)	05/17/27	(0.15)%	1D OBFR01	Monthly	100,660
Embecta Corp.	Goldman Sachs Bank USA	(965,017)	08/19/26	(0.15)%	1D FEDL01	Monthly	46,192
Embecta Corp.	UBS AG	(2,836,247)	04/21/28	0.00%	1D OBFR01	Monthly	135,762
Embracer Group AB, Class B	Barclays Bank PLC	(1,224,899)	01/18/27	(0.26)%	1D STIBOR	Monthly	8,692
EMCOR Group, Inc.	Goldman Sachs Bank USA	(2,331,264)	08/18/26	(0.15)%	1D FEDL01	Monthly	(70,003)
Emeis SA	Barclays Bank PLC	(98,104)	12/10/26	(0.26)%	1D ESTR	Monthly	(4,046)
Emera, Inc.	Barclays Bank PLC	(8,639,283)	10/23/26	(0.20)%	CABROVER	Monthly	(151,442)
Emmi AG, Class N	Citibank N.A.	(571,120)	02/24/27	(0.26)%	SSARON	Monthly	(5,511)
Emmi AG, Class N	UBS AG	(100,194)	04/02/30	0.00%	SSARON	Monthly	(2,365)
Empire Co. Ltd., Class A	Bank of America N.A.	(1,833,109)	02/15/28	(0.20)%	CABROVER	Monthly	40,856
Empire Co. Ltd., Class A	Barclays Bank PLC	(215,057)	02/16/27	(0.20)%	CABROVER	Monthly	2,061
Empire Co. Ltd., Class A	Barclays Bank PLC	(2,960,492)	02/23/27	(0.20)%	CABROVER	Monthly	25,790
Empire Co. Ltd., Class A	Citibank N.A.	(3,679,097)	02/24/28	(0.20)%	1D CORRA	Monthly	29,582
Empire Co. Ltd., Class A	SG Americas Securities LLC	(1,235,472)	12/08/27	(0.20)%	CABROVER	Monthly	105,245
Empire State Realty Trust, Inc., Class A	Bank of America N.A.	(574,523)	02/15/28	(0.15)%	1D OBFR01	Monthly	(11,575)
Empire State Realty Trust, Inc., Class A	BNP Paribas SA	(1,492,393)	05/17/27	(0.15)%	1D OBFR01	Monthly	(30,067)
Empire State Realty Trust, Inc., Class A	UBS AG	(2,862,875)	04/21/28	0.00%	1D OBFR01	Monthly	(57,677)
Enact Holdings, Inc.	BNP Paribas SA	(99,854)	05/17/27	0.00%	1D OBFR01	Monthly	(6)
Enbridge, Inc.	Barclays Bank PLC	(20,770,554)	10/23/26	(0.20)%	CABROVER	Monthly	(983,063)
Endeavour Group Ltd.	Barclays Bank PLC	(8,952,432)	05/12/27	(0.25)%	1D AONIA	Monthly	45,691
Endeavour Group Ltd.	Goldman Sachs Bank USA	(1,229,769)	08/19/26	(0.30)%	1D AONIA	Monthly	(50,536)
Endeavour Group Ltd.	Morgan Stanley & Co. International PLC	(931,759)	01/06/27	(0.30)%	1D AONIA	Monthly	4,760
Endeavour Mining PLC	Bank of America N.A.	(2,182,371)	02/15/28	(0.10)%	1D SONIA	Monthly	188,547
Endeavour Mining PLC	UBS AG	(99,361)	01/20/31	0.00%	1D SONIA	Monthly	8,584
Endeavour Silver Corp.	SG Americas Securities LLC	(11,517,046)	12/08/27	(0.20)%	CABROVER	Monthly	858,466
Endesa SA	BNP Paribas SA	(99,439)	01/27/28	0.00%	1D ESTR	Monthly	(20)
Enel SpA	Barclays Bank PLC	(7,149,268)	02/26/27	(0.26)%	1D ESTR	Monthly	(75,469)
ENEOS Holdings, Inc.	Bank of America N.A.	(69,522)	03/15/28	(0.15)%	1D P TONA	Monthly	4,853
ENEOS Holdings, Inc.	Barclays Bank PLC	(92,677)	01/26/27	(0.15)%	1D P TONA	Monthly	293
ENEOS Holdings, Inc.	UBS AG	(404,489)	01/06/31	0.00%	1D P TONA	Monthly	28,237
Energiekontor AG	Barclays Bank PLC	(59,443)	02/19/27	(1.25)%	1D ESTR	Monthly	(1,692)
Energizer Holdings, Inc.	Bank of America N.A.	(36,035)	02/15/28	(0.15)%	1D OBFR01	Monthly	(580)
Energy Fuels, Inc./Canada	Barclays Bank PLC	(6,942,461)	10/23/26	(0.20)%	CABROVER	Monthly	295,972
Energy Fuels, Inc./Canada	Citibank N.A.	(1,019,039)	02/24/28	(0.62)%	1D CORRA	Monthly	51,100
Energy Fuels, Inc./Canada	Morgan Stanley & Co. International PLC	(115,143)	01/06/27	(0.29)%	CABROVER	Monthly	5,774
Energy Fuels, Inc./Canada	UBS AG	(4,771,158)	09/04/29	0.00%	1D CORRA	Monthly	(97,844)
Energy Recovery, Inc.	Morgan Stanley & Co. International PLC	(1,055,964)	01/04/27	(0.15)%	1D FEDL01	Monthly	(25,398)
Energy Vault Holdings, Inc.	BNP Paribas SA	(56,385)	01/28/28	(0.15)%	1D OBFR01	Monthly	(17,882)
Enerpac Tool Group Corp., Class A	SG Americas Securities LLC	(1,743,272)	12/08/27	(0.15)%	1D OBFR01	Monthly	52,505
Enerpac Tool Group Corp., Class A	UBS AG	(4,557,739)	04/21/28	0.00%	1D OBFR01	Monthly	24,539
EnerSys	BNP Paribas SA	(1,084,848)	01/28/28	(0.10)%	1D OBFR01	Monthly	(107,702)
Enghouse Systems Ltd.	Bank of America N.A.	(47,376)	02/15/28	(0.20)%	CABROVER	Monthly	682
Enghouse Systems Ltd.	Barclays Bank PLC	(119,581)	02/16/27	(0.20)%	CABROVER	Monthly	2,959
Engie SA	UBS AG	(13,790,633)	09/03/29	0.00%	1D ESTR	Monthly	332,789
Eni SpA	Bank of America N.A.	(243,730)	02/15/28	(0.26)%	1D ESTR	Monthly	(8,184)
Eni SpA	Barclays Bank PLC	(213,423)	02/19/27	(0.26)%	1D ESTR	Monthly	(10,724)
Enlight Renewable Energy Ltd.	Bank of America N.A.	(388,417)	02/15/28	0.00%	SHIR	Monthly	309
Enlight Renewable Energy Ltd.	UBS AG	(408,303)	11/04/30	0.00%	SHIR	Monthly	(24,125)
Enlight Renewable Energy Ltd.	UBS AG	(105,735)	01/20/31	0.00%	SHIR	Monthly	(4,797)
Enovis Corp.	BNP Paribas SA	(46,447)	01/28/28	(0.15)%	1D OBFR01	Monthly	(81)
Enovix Corp.	Bank of America N.A.	(1,457,096)	02/15/28	(0.94)%	1D OBFR01	Monthly	(45,442)
Enovix Corp.	Barclays Bank PLC	(162,594)	02/16/27	(0.75)%	1D OBFR01	Monthly	(7,684)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Enphase Energy, Inc.	BNP Paribas SA	$ (1,526,523)	05/17/27	(0.15)%	1D OBFR01	Monthly	$ (37,001)
Enplas Corp.	BNP Paribas SA	(180,908)	03/24/27	(0.25)%	1D TONA	Monthly	(5,173)
Enplas Corp.	Morgan Stanley & Co. International PLC	(1,882,763)	01/06/27	(0.28)%	1D P TONA	Monthly	(21,830)
Ensign Group, Inc.	Bank of America N.A.	(6,180,958)	02/15/28	(0.15)%	1D OBFR01	Monthly	320,385
Ensign Group, Inc.	BNP Paribas SA	(4,363,107)	01/24/28	(0.15)%	1D OBFR01	Monthly	220,642
Ensign Group, Inc.	UBS AG	(80,404)	01/14/31	0.00%	1D OBFR01	Monthly	687
Entain PLC	Barclays Bank PLC	(1,688,841)	02/19/27	(0.10)%	1D SONIA	Monthly	151,826
Entain PLC	BNP Paribas SA	(3,045,959)	01/13/28	(0.10)%	1D SONIA	Monthly	200,667
Entain PLC	UBS AG	(1,648,749)	01/03/31	0.00%	1D SONIA	Monthly	101,416
Entegris, Inc.	UBS AG	(21,566,438)	04/18/28	0.00%	1D OBFR01	Monthly	(690,309)
Entergy Corp.	Goldman Sachs Bank USA	(9,207,473)	08/18/26	(0.15)%	1D FEDL01	Monthly	(283,338)
Entergy Corp.	Morgan Stanley & Co. International PLC	(50,067,721)	01/06/27	(0.15)%	1D FEDL01	Monthly	(3,181,025)
Entergy Corp.	SG Americas Securities LLC	(8,347,220)	12/08/27	0.05%	1D OBFR01	Monthly	(91,599)
Enviri Corp.	SG Americas Securities LLC	(12,396,300)	12/08/27	(0.15)%	1D OBFR01	Monthly	25,132
Enviri Corp.	UBS AG	(510,685)	04/21/28	0.00%	1D OBFR01	Monthly	(3,657)
Envista Holdings Corp.	Barclays Bank PLC	(1,283,596)	12/23/26	(0.15)%	1D OBFR01	Monthly	37,958
Eos Energy Enterprises, Inc., Class A	Bank of America N.A.	(1,148,334)	02/15/28	(0.15)%	1D OBFR01	Monthly	51,316
Eos Energy Enterprises, Inc., Class A	Morgan Stanley & Co. International PLC	(1,374,261)	01/04/27	(0.24)%	1D FEDL01	Monthly	119,827
Epiroc AB, Class A	Bank of America N.A.	(389,014)	02/15/28	0.00%	1D STIBOR	Monthly	(26,908)
Epiroc AB, Class A	SG Americas Securities LLC	(10,279,523)	12/08/27	(0.14)%	1D STIBOR	Monthly	(633,020)
Epiroc AB, Class A	UBS AG	(11,249,236)	09/03/29	0.00%	TN STIBOR	Monthly	(782,689)
Epiroc AB, Class B	BNP Paribas SA	(3,220,306)	08/17/26	(0.25)%	1D STIBOR	Monthly	(192,055)
Epiroc AB, Class B	UBS AG	(5,255,036)	09/03/29	0.00%	TN STIBOR	Monthly	(320,187)
EQB, Inc.	Barclays Bank PLC	(1,251,188)	12/23/26	(0.20)%	CABROVER	Monthly	(8,703)
EQT AB	BNP Paribas SA	(1,570,270)	01/13/28	(0.26)%	1D STIBOR	Monthly	38,788
EQT AB	SG Americas Securities LLC	(19,063,033)	12/08/27	(0.26)%	1D STIBOR	Monthly	(280,093)
EQT AB	SG Americas Securities LLC	(8,575,670)	12/08/27	(0.26)%	1D STIBOR	Monthly	(173,362)
EQT Corp.	BNP Paribas SA	(1,590,057)	05/17/27	(0.15)%	1D OBFR01	Monthly	(61,002)
Equinix, Inc.	Goldman Sachs Bank USA	(4,409)	08/18/26	0.10%	1D FEDL01	Monthly	78
Equinor ASA	BNP Paribas SA	(3,383,807)	01/19/28	(0.25)%	NOWA	Monthly	(231,002)
Equitable Holdings, Inc.	Bank of America N.A.	(2,724,816)	02/15/28	(0.15)%	1D OBFR01	Monthly	(28,354)
Equitable Holdings, Inc.	Barclays Bank PLC	(1,881,209)	02/16/27	(0.10)%	1D OBFR01	Monthly	(28,510)
Equitable Holdings, Inc.	BNP Paribas SA	(2,306,724)	01/28/28	(0.15)%	1D OBFR01	Monthly	(10,984)
Equity LifeStyle Properties, Inc.	Barclays Bank PLC	(9,329,344)	02/23/27	(0.14)%	1D OBFR01	Monthly	(69,854)
Equity Residential	UBS AG	(2,737,976)	01/22/31	0.00%	1D OBFR01	Monthly	(91,344)
ERG SpA	Barclays Bank PLC	(8,866,856)	12/10/26	(0.26)%	1D ESTR	Monthly	(430,814)
Erie Indemnity Co., Class A	Bank of America N.A.	(1,577,219)	02/15/28	(0.15)%	1D OBFR01	Monthly	165,120
Erie Indemnity Co., Class A	Barclays Bank PLC	(672,500)	02/16/27	(0.15)%	1D OBFR01	Monthly	83,578
Erie Indemnity Co., Class A	BNP Paribas SA	(712,316)	05/17/27	(0.15)%	1D OBFR01	Monthly	74,573
Erie Indemnity Co., Class A	BNP Paribas SA	(1,940,835)	01/28/28	(0.15)%	1D OBFR01	Monthly	203,187
Erie Indemnity Co., Class A	UBS AG	(1,144,400)	01/14/31	0.00%	1D OBFR01	Monthly	119,808
Ermenegildo Zegna NV	Barclays Bank PLC	(1,182,552)	12/23/26	(0.38)%	1D OBFR01	Monthly	(9,838)
Ermenegildo Zegna NV	Citibank N.A.	(841,508)	06/25/26	(0.22)%	1D OBFR01	Monthly	(7,001)
Ermenegildo Zegna NV	Goldman Sachs Bank USA	(1,046,011)	08/18/26	(0.15)%	1D FEDL01	Monthly	(18,041)
Ermenegildo Zegna NV	Morgan Stanley & Co. International PLC	(3,023,583)	01/04/27	(0.29)%	1D FEDL01	Monthly	(25,155)
Ermenegildo Zegna NV	SG Americas Securities LLC	(214,810)	12/08/27	(0.31)%	1D OBFR01	Monthly	(12,973)
Ermenegildo Zegna NV	UBS AG	(638,779)	04/21/28	0.00%	1D OBFR01	Monthly	(34,439)
Erste Group Bank AG	Bank of America N.A.	(174,538)	02/15/28	(0.10)%	1D ESTR	Monthly	19,954
Essent Group Ltd.	BNP Paribas SA	(407,438)	01/24/28	(0.15)%	1D OBFR01	Monthly	18,295
Essex Property Trust, Inc.	Bank of America N.A.	(753,871)	02/15/28	(0.15)%	1D OBFR01	Monthly	(34,443)
Essex Property Trust, Inc.	Barclays Bank PLC	(8,591,468)	12/23/26	(0.15)%	1D OBFR01	Monthly	(348,723)
Essex Property Trust, Inc.	Barclays Bank PLC	(2,158,746)	02/16/27	(0.15)%	1D OBFR01	Monthly	(94,331)
Essex Property Trust, Inc.	BNP Paribas SA	(7,643,645)	01/24/28	(0.15)%	1D OBFR01	Monthly	(246,338)
Essex Property Trust, Inc.	BNP Paribas SA	(49,839)	01/28/28	(0.15)%	1D OBFR01	Monthly	(2,277)
Essex Property Trust, Inc.	UBS AG	(1,546,255)	01/14/31	0.00%	1D OBFR01	Monthly	(67,222)
Essity AB, Class B	Citibank N.A.	(2,701,715)	07/06/26	(0.26)%	TN STIBOR	Monthly	19,689
Essity AB, Class B	SG Americas Securities LLC	(4,252,885)	12/08/27	(0.26)%	1D STIBOR	Monthly	88,566
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Essity AB, Class B	UBS AG	$ (13,445,915)	09/03/29	0.00%	TN STIBOR	Monthly	$ 179,345
Establishment Labs Holdings, Inc.	Barclays Bank PLC	(249,239)	02/16/27	(0.38)%	1D OBFR01	Monthly	(5,721)
Establishment Labs Holdings, Inc.	UBS AG	(55,353)	01/14/31	0.00%	1D OBFR01	Monthly	(1,679)
Estee Lauder Cos, Inc., Class A	SG Americas Securities LLC	(5,662,192)	12/08/27	(0.15)%	1D OBFR01	Monthly	(417,690)
Estee Lauder Cos, Inc., Class A	UBS AG	(358,125)	01/14/31	0.00%	1D OBFR01	Monthly	1,807
Etablissements Franz Colruyt NV	Barclays Bank PLC	(378,124)	12/10/26	(0.26)%	1D ESTR	Monthly	5,223
Etablissements Franz Colruyt NV	Citibank N.A.	(173,761)	06/25/26	(0.26)%	1D ESTR	Monthly	2,400
Etoro Group Ltd., Class A	BNP Paribas SA	(301,755)	01/28/28	(0.15)%	1D OBFR01	Monthly	11,031
Etoro Group Ltd., Class A	SG Americas Securities LLC	(224,481)	12/08/27	(0.15)%	1D OBFR01	Monthly	(32,833)
Etoro Group Ltd., Class A	UBS AG	(53,834)	01/14/31	0.00%	1D OBFR01	Monthly	2,564
Etoro Group Ltd., Class A	UBS AG	(84,717)	01/22/31	0.00%	1D OBFR01	Monthly	3,097
Eurocommercial Properties NV	BNP Paribas SA	(96,199)	03/24/27	(0.10)%	1D ESTR	Monthly	1,685
Euronet Worldwide, Inc.	Morgan Stanley & Co. International PLC	(5,714,022)	01/04/27	(0.15)%	1D FEDL01	Monthly	476,749
Euronext NV	Morgan Stanley & Co. International PLC	(1,223,168)	01/04/27	(0.26)%	1D ESTR	Monthly	25,819
Euronext NV	UBS AG	(5,513,035)	09/03/29	0.00%	1D ESTR	Monthly	178,613
Eutelsat Communications SACA	Barclays Bank PLC	(153,619)	02/19/27	(0.26)%	1D ESTR	Monthly	(8,817)
Everest Group Ltd.	Barclays Bank PLC	(34,040,391)	12/23/26	(0.11)%	1D OBFR01	Monthly	(1,116,880)
Everest Group Ltd.	Barclays Bank PLC	(489,697)	02/16/27	(0.11)%	1D OBFR01	Monthly	(15,475)
Everest Group Ltd.	BNP Paribas SA	(6,389,983)	01/28/28	(0.10)%	1D OBFR01	Monthly	(206,152)
Everest Group Ltd.	SG Americas Securities LLC	(79,002,481)	12/08/27	(0.14)%	1D OBFR01	Monthly	(4,862,519)
Evergy, Inc.	Bank of America N.A.	(1,503,842)	02/15/28	(0.15)%	1D OBFR01	Monthly	(23,976)
Evergy, Inc.	Barclays Bank PLC	(16,159,991)	12/23/26	(0.15)%	1D OBFR01	Monthly	(649,322)
Evergy, Inc.	Barclays Bank PLC	(2,417,393)	02/16/27	(0.15)%	1D OBFR01	Monthly	(97,133)
Evergy, Inc.	BNP Paribas SA	(947,731)	01/28/28	(0.15)%	1D OBFR01	Monthly	(24,644)
Evergy, Inc.	UBS AG	(242,989)	01/14/31	0.00%	1D OBFR01	Monthly	(3,874)
Everus Construction Group, Inc.	Barclays Bank PLC	(60,876)	02/23/27	(0.15)%	1D OBFR01	Monthly	(6,058)
EVN AG	BNP Paribas SA	(168,758)	01/13/28	(0.26)%	1D ESTR	Monthly	(3,272)
EVN AG	SG Americas Securities LLC	(104,119)	12/08/27	(0.26)%	1D ESTR	Monthly	(363)
Evolution AB	Bank of America N.A.	(311,349)	02/15/28	(0.10)%	1D STIBOR	Monthly	(10,442)
Evolution AB	Barclays Bank PLC	(778,085)	02/26/27	(0.26)%	1D STIBOR	Monthly	(27,593)
Evolution AB	BNP Paribas SA	(6,224,957)	11/16/27	(0.25)%	1D STIBOR	Monthly	(247,530)
Evolution Mining Ltd.	Barclays Bank PLC	(219,147)	01/20/27	(0.15)%	1D AONIA	Monthly	15,270
Evolv Technologies Holdings, Inc., Class A	SG Americas Securities LLC	(1,026,401)	12/08/27	0.00%	1D OBFR01	Monthly	(183,106)
Evonik Industries AG	Morgan Stanley & Co. International PLC	(3,036,536)	01/04/27	(0.26)%	1D ESTR	Monthly	(8,939)
Evonik Industries AG	UBS AG	(802,376)	09/03/29	0.00%	1D ESTR	Monthly	(152)
Evotec SE	BNP Paribas SA	(63,007)	01/13/28	0.00%	1D ESTR	Monthly	(1,645)
Excelerate Energy, Inc., Class A	BNP Paribas SA	(2,025,787)	05/17/27	(0.15)%	1D OBFR01	Monthly	(67,166)
Excelerate Energy, Inc., Class A	BNP Paribas SA	(509,504)	01/28/28	(0.15)%	1D OBFR01	Monthly	(16,893)
Exchange Income Corp.	Barclays Bank PLC	(1,247,911)	12/23/26	(0.20)%	CABROVER	Monthly	26,850
EXOR NV	Bank of America N.A.	(21,946,664)	02/15/28	0.00%	1D ESTR	Monthly	871,201
EXOR NV	Bank of America N.A.	(4,529,571)	02/15/28	0.00%	1D ESTR	Monthly	179,807
EXOR NV	BNP Paribas SA	(7,228,722)	03/24/27	(0.26)%	1D ESTR	Monthly	286,953
EXOR NV	SG Americas Securities LLC	(14,279,530)	12/08/27	(0.04)%	1D ESTR	Monthly	279,425
Exosens SAS	Morgan Stanley & Co. International PLC	(997,665)	01/04/27	(0.26)%	1D ESTR	Monthly	(3,330)
Exosens SAS	UBS AG	(2,252,609)	04/24/28	0.00%	1D ESTR	Monthly	53,520
Expedia Group, Inc.	BNP Paribas SA	(61,347)	01/24/28	0.00%	1D OBFR01	Monthly	(1)
Expeditors International of Washington, Inc.	Bank of America N.A.	(653,275)	02/15/28	(0.15)%	1D OBFR01	Monthly	(17,554)
Expeditors International of Washington, Inc.	Barclays Bank PLC	(2,063,761)	02/16/27	(0.10)%	1D OBFR01	Monthly	7,647
Expeditors International of Washington, Inc.	BNP Paribas SA	(453,807)	01/28/28	(0.15)%	1D OBFR01	Monthly	(12,194)
Expeditors International of Washington, Inc.	UBS AG	(2,323,187)	01/14/31	0.00%	1D OBFR01	Monthly	(62,427)
Expensify, Inc., Class A	Bank of America N.A.	(116,377)	02/15/28	(0.15)%	1D OBFR01	Monthly	(16,939)
Expensify, Inc., Class A	Barclays Bank PLC	(43,830)	02/16/27	(0.11)%	1D OBFR01	Monthly	(7,211)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Expensify, Inc., Class A	BNP Paribas SA	$ (37,915)	01/28/28	(0.90)%	1D OBFR01	Monthly	$ (5,519)
Expensify, Inc., Class A	UBS AG	(26,277)	01/14/31	0.00%	1D OBFR01	Monthly	(3,825)
Experian PLC	Goldman Sachs Bank USA	(33,978,690)	08/19/26	0.09%	1D SONIA	Monthly	655,128
Experian PLC	SG Americas Securities LLC	(4,073,366)	12/08/27	(0.25)%	1D SONIA	Monthly	97,127
Experian PLC	UBS AG	(1,079,743)	04/18/28	0.00%	1D SONIA	Monthly	6,879
Experian PLC	UBS AG	(22,216,492)	09/03/29	0.00%	1D SONIA	Monthly	379,687
Expro Group Holdings NV	Barclays Bank PLC	(1,934,841)	12/23/26	(0.15)%	1D OBFR01	Monthly	(118,391)
Expro Group Holdings NV	SG Americas Securities LLC	(390,878)	12/08/27	(0.15)%	1D OBFR01	Monthly	(25,130)
Extra Space Storage, Inc.	Bank of America N.A.	(1,492,313)	02/15/28	(0.15)%	1D OBFR01	Monthly	(31,285)
Extra Space Storage, Inc.	BNP Paribas SA	(5,707,702)	01/28/28	(0.15)%	1D OBFR01	Monthly	(69,644)
Extra Space Storage, Inc.	UBS AG	(9,064,939)	04/18/28	0.00%	1D OBFR01	Monthly	(145,877)
Extra Space Storage, Inc.	UBS AG	(653,200)	01/14/31	0.00%	1D OBFR01	Monthly	(10,705)
Extra Space Storage, Inc.	UBS AG	(4,637,206)	01/22/31	0.00%	1D OBFR01	Monthly	(74,624)
Extreme Networks, Inc.	Bank of America N.A.	(1,366,677)	02/15/28	(0.15)%	1D OBFR01	Monthly	(373,375)
Extreme Networks, Inc.	BNP Paribas SA	(52,988)	01/28/28	(0.15)%	1D OBFR01	Monthly	(15,667)
Ezaki Glico Co. Ltd.	Barclays Bank PLC	(12,854,333)	05/12/27	(0.20)%	1D P TONA	Monthly	558,881
Ezaki Glico Co. Ltd.	JPMorgan Chase Bank N.A.	(1,360,000)	02/10/27	(0.22)%	1D P TONA	Monthly	68,598
F&G Annuities & Life, Inc.	Barclays Bank PLC	(1,032,432)	12/23/26	(0.15)%	1D OBFR01	Monthly	(57,463)
F&G Annuities & Life, Inc.	BNP Paribas SA	(1,497,160)	05/17/27	(0.15)%	1D OBFR01	Monthly	(123,349)
F&G Annuities & Life, Inc.	Goldman Sachs Bank USA	(345,250)	08/19/26	(0.15)%	1D FEDL01	Monthly	(28,445)
Fabrinet	Morgan Stanley & Co. International PLC	(16,061,861)	01/06/27	(0.15)%	1D FEDL01	Monthly	166,399
FactSet Research Systems, Inc.	BNP Paribas SA	(228,443)	01/28/28	(0.15)%	1D OBFR01	Monthly	3,138
Fair Isaac Corp.	BNP Paribas SA	(3,477,131)	05/17/27	0.10%	1D OBFR01	Monthly	157,156
Fair Isaac Corp.	BNP Paribas SA	(176,837)	01/28/28	0.10%	1D OBFR01	Monthly	(2,538)
Fair Isaac Corp.	Morgan Stanley & Co. International PLC	(10,815,455)	01/06/27	(0.15)%	1D FEDL01	Monthly	(611,245)
Fairfax Financial Holdings Ltd.	Morgan Stanley & Co. International PLC	(38,268,492)	01/04/27	(0.20)%	CABROVER	Monthly	1,877,105
Fairfax Financial Holdings Ltd.	Morgan Stanley & Co. International PLC	(30,638,080)	01/06/27	(0.20)%	CABROVER	Monthly	1,508,012
FANUC Corp.	Barclays Bank PLC	(203,787)	01/20/27	(0.15)%	1D P TONA	Monthly	(12,661)
Fast Retailing Co. Ltd.	Bank of America N.A.	(901,849)	02/15/28	(0.15)%	1D P TONA	Monthly	7,433
Fast Retailing Co. Ltd.	Barclays Bank PLC	(137,415)	01/20/27	(0.15)%	1D P TONA	Monthly	(3,809)
Fast Retailing Co. Ltd.	Barclays Bank PLC	(8,061,678)	01/26/27	(0.15)%	1D P TONA	Monthly	(223,438)
Fast Retailing Co. Ltd.	Barclays Bank PLC	(23,167,925)	05/12/27	(0.15)%	1D P TONA	Monthly	(557,633)
Fast Retailing Co. Ltd.	Barclays Bank PLC	(5,084,354)	09/09/27	(0.15)%	1D P TONA	Monthly	(140,918)
Fast Retailing Co. Ltd.	Citibank N.A.	(15,964,318)	02/24/27	(0.16)%	1D P TONA	Monthly	(511,764)
Fast Retailing Co. Ltd.	Citibank N.A.	(9,481,633)	02/24/27	(0.15)%	1D P TONA	Monthly	(262,793)
Fast Retailing Co. Ltd.	Goldman Sachs Bank USA	(8,306,506)	08/19/26	0.20%	1D P TONA	Monthly	68,465
Fast Retailing Co. Ltd.	JPMorgan Chase Bank N.A.	(9,175,766)	02/10/27	(0.15)%	1D P TONA	Monthly	(804,033)
Fastenal Co.	Bank of America N.A.	(120,633)	02/15/28	(0.15)%	1D OBFR01	Monthly	(498)
Fastenal Co.	Morgan Stanley & Co. International PLC	(81,143,481)	01/06/27	(0.15)%	1D FEDL01	Monthly	(243,844)
Fastighets AB Balder, Class B	Bank of America N.A.	(1,301,923)	02/15/28	(0.26)%	1D STIBOR	Monthly	30,139
Fastighets AB Balder, Class B	BNP Paribas SA	(4,251,799)	01/13/28	(0.26)%	1D STIBOR	Monthly	353,724
Fastighets AB Balder, Class B	Citibank N.A.	(229,820)	07/06/26	(0.26)%	TN STIBOR	Monthly	5,262
Fastighets AB Balder, Class B	UBS AG	(28,581)	01/03/31	0.00%	TN STIBOR	Monthly	2,367
Fastly, Inc., Class A	Morgan Stanley & Co. International PLC	(1,896,429)	01/04/27	(0.15)%	1D FEDL01	Monthly	(4,894)
Fate Therapeutics, Inc.	Bank of America N.A.	(55,295)	02/15/28	(0.15)%	1D OBFR01	Monthly	1,715
Fate Therapeutics, Inc.	BNP Paribas SA	(185,431)	01/28/28	(0.47)%	1D OBFR01	Monthly	5,750
Fate Therapeutics, Inc.	UBS AG	(63,405)	01/14/31	0.00%	1D OBFR01	Monthly	1,966
Fattal Holdings 1998 Ltd.	Goldman Sachs Bank USA	(102,709)	08/19/26	(0.55)%	SHIR	Monthly	(246)
FB Financial Corp.	Morgan Stanley & Co. International PLC	(6,796,494)	01/04/27	(0.15)%	1D FEDL01	Monthly	(86,563)
FB Financial Corp.	UBS AG	(4,758,933)	04/21/28	0.00%	1D OBFR01	Monthly	12,290
Federal Agricultural Mortgage Corp., Class C	Bank of America N.A.	(243,073)	02/15/28	(0.15)%	1D OBFR01	Monthly	(10,327)
Federal Agricultural Mortgage Corp., Class C	UBS AG	(724,412)	01/14/31	0.00%	1D OBFR01	Monthly	(37,527)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Federal Realty Investment Trust	Barclays Bank PLC	$ (26,858,464)	12/23/26	(0.12)%	1D OBFR01	Monthly	$ (174,187)
Federal Realty Investment Trust	Barclays Bank PLC	(117,671)	02/16/27	(0.15)%	1D OBFR01	Monthly	1,559
Federal Realty Investment Trust	BNP Paribas SA	(1,974,948)	01/28/28	(0.15)%	1D OBFR01	Monthly	6,362
Federal Signal Corp.	BNP Paribas SA	(10,933,384)	01/24/28	(0.15)%	1D OBFR01	Monthly	(967,746)
Federated Hermes, Inc., Class B	Bank of America N.A.	(112,926)	02/15/28	(0.15)%	1D OBFR01	Monthly	(175)
Federated Hermes, Inc., Class B	BNP Paribas SA	(1,012,796)	01/28/28	(0.15)%	1D OBFR01	Monthly	(1,572)
Ferguson Enterprises, Inc.	Bank of America N.A.	(2,546,587)	02/15/28	(0.15)%	1D OBFR01	Monthly	(99,994)
Ferguson Enterprises, Inc.	Barclays Bank PLC	(2,087,361)	02/16/27	(0.15)%	1D OBFR01	Monthly	(32,634)
Ferguson Enterprises, Inc.	BNP Paribas SA	(614,124)	01/28/28	0.00%	1D OBFR01	Monthly	(2)
Ferguson Enterprises, Inc.	UBS AG	(227,714)	01/14/31	0.00%	1D OBFR01	Monthly	(8,406)
Ferrari NV	Bank of America N.A.	(111,216)	02/15/28	(0.26)%	1D ESTR	Monthly	2,902
Ferrari NV	Barclays Bank PLC	(87,146)	02/19/27	(0.26)%	1D ESTR	Monthly	3,748
Ferrari NV	Barclays Bank PLC	(7,536,717)	02/26/27	(0.26)%	1D ESTR	Monthly	293,181
Ferrari NV	BNP Paribas SA	(36,746,097)	03/22/27	(0.26)%	1D ESTR	Monthly	790,031
Ferrari NV	BNP Paribas SA	(5,599,640)	01/19/28	(0.26)%	1D ESTR	Monthly	147,263
Ferrari NV	JPMorgan Chase Bank N.A.	(7,845,308)	02/10/27	(0.26)%	1D ESTR	Monthly	199,661
Ferrari NV	SG Americas Securities LLC	(41,380,475)	12/08/27	(0.11)%	1D ESTR	Monthly	1,007,070
Ferrotec Holdings Corp.	Barclays Bank PLC	(7,923,094)	05/12/27	(0.20)%	1D P TONA	Monthly	(620,006)
Ferrotec Holdings Corp.	Citibank N.A.	(219,092)	02/24/27	(0.15)%	1D P TONA	Monthly	(17,145)
Ferrotec Holdings Corp.	Morgan Stanley & Co. International PLC	(876,369)	01/06/27	(0.25)%	1D P TONA	Monthly	(68,579)
Ferrovial SE	BNP Paribas SA	(169,926)	05/17/27	0.00%	1D OBFR01	Monthly	(6)
Ferrovial SE	JPMorgan Chase Bank N.A.	(49,331,376)	02/10/27	0.05%	1D ESTR	Monthly	1,047,146
Ferrovial SE	SG Americas Securities LLC	(29,697,233)	12/08/27	0.09%	1D ESTR	Monthly	630,377
Ferrovial SE	UBS AG	(27,803,956)	04/18/28	0.00%	1D ESTR	Monthly	762,084
Fevertree Drinks PLC	Barclays Bank PLC	(6,813,923)	12/10/26	(0.25)%	1D SONIA	Monthly	126,768
Fevertree Drinks PLC	UBS AG	(216,634)	04/24/28	0.00%	1D SONIA	Monthly	4,965
Fidelis Insurance Holdings Ltd.	Barclays Bank PLC	(1,148,194)	12/23/26	(0.25)%	1D OBFR01	Monthly	(31,832)
Fidelis Insurance Holdings Ltd.	UBS AG	(706,874)	04/21/28	0.00%	1D OBFR01	Monthly	(34,747)
Fidelity National Financial, Inc., Class A	BNP Paribas SA	(853,707)	01/28/28	(0.15)%	1D OBFR01	Monthly	(37,329)
Fidelity National Financial, Inc., Class A	UBS AG	(8,442,537)	01/14/31	0.00%	1D OBFR01	Monthly	(467,186)
Fielmann Group AG	Bank of America N.A.	(153,821)	02/15/28	(0.26)%	1D ESTR	Monthly	11,906
Fielmann Group AG	BNP Paribas SA	(96,578)	01/13/28	(0.26)%	1D ESTR	Monthly	7,475
Fielmann Group AG	SG Americas Securities LLC	(6,499,648)	12/08/27	(0.26)%	1D ESTR	Monthly	402,496
Fiera Capital Corp., Class A	Barclays Bank PLC	(313,239)	02/16/27	(1.25)%	CABROVER	Monthly	2,160
Fifth Third Bancorp	BNP Paribas SA	(401,587)	01/28/28	(0.15)%	1D OBFR01	Monthly	2,664
Fifth Third Bancorp	Morgan Stanley & Co. International PLC	(74,377,051)	01/06/27	(0.15)%	1D FEDL01	Monthly	(304,665)
Fifth Third Bancorp	UBS AG	(277,303)	01/14/31	0.00%	1D OBFR01	Monthly	(2,486)
Figma, Inc., Class A	Bank of America N.A.	(2,586,862)	02/15/28	(0.15)%	1D OBFR01	Monthly	335,758
Figs, Inc., Class A	Citibank N.A.	(105,258)	06/25/26	(0.15)%	1D OBFR01	Monthly	3,470
Figure Technology Solutions, Inc.	Barclays Bank PLC	(219,503)	02/23/27	(0.63)%	1D OBFR01	Monthly	(2,329)
Financial Institutions, Inc.	Citibank N.A.	(602,246)	06/25/26	(0.15)%	1D OBFR01	Monthly	1,763
Financial Institutions, Inc.	Morgan Stanley & Co. International PLC	(713,811)	01/04/27	(0.15)%	1D FEDL01	Monthly	2,089
Financial Institutions, Inc.	SG Americas Securities LLC	(98,557)	12/08/27	(0.75)%	1D OBFR01	Monthly	(553)
Financial Institutions, Inc.	UBS AG	(15,906)	04/21/28	0.00%	1D OBFR01	Monthly	97
Financiere de Tubize SA	Barclays Bank PLC	(2,842,207)	02/19/27	(0.26)%	1D ESTR	Monthly	173,932
Financiere de Tubize SA	BNP Paribas SA	(171,574)	04/12/27	(0.26)%	1D ESTR	Monthly	23,272
Financiere de Tubize SA	BNP Paribas SA	(270,948)	01/13/28	(0.26)%	1D ESTR	Monthly	36,751
Financiere de Tubize SA	UBS AG	(445,631)	01/03/31	0.00%	1D ESTR	Monthly	14,774
FinecoBank Banca Fineco SpA	Bank of America N.A.	(15,586,714)	02/15/28	0.00%	1D ESTR	Monthly	342,643
FinecoBank Banca Fineco SpA	Citibank N.A.	(3,403,026)	06/25/26	(0.12)%	1D ESTR	Monthly	96,527
FinecoBank Banca Fineco SpA	Morgan Stanley & Co. International PLC	(11,200,151)	01/04/27	(0.26)%	1D ESTR	Monthly	317,692
Firefly Aerospace, Inc.	Barclays Bank PLC	(138,223)	02/23/27	(0.75)%	1D OBFR01	Monthly	2,210
Firefly Aerospace, Inc.	UBS AG	(166,958)	01/14/31	0.00%	1D OBFR01	Monthly	13,403
First Advantage Corp.	BNP Paribas SA	(6,261,691)	05/17/27	(0.15)%	1D OBFR01	Monthly	(486,550)
First Advantage Corp.	Goldman Sachs Bank USA	(2,406,658)	08/18/26	(0.15)%	1D FEDL01	Monthly	(187,004)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
First Advantage Corp.	SG Americas Securities LLC	$ (6,993,037)	12/08/27	(0.15)%	1D OBFR01	Monthly	$ (910,519)
First American Financial Corp.	Bank of America N.A.	(698,756)	02/15/28	(0.15)%	1D OBFR01	Monthly	(69,448)
First American Financial Corp.	BNP Paribas SA	(123,370)	01/28/28	(0.15)%	1D OBFR01	Monthly	(12,262)
First Bank of Toyama Ltd.	Bank of America N.A.	(47,753)	02/15/28	(0.25)%	1D P TONA	Monthly	1,606
First Bank of Toyama Ltd.	Barclays Bank PLC	(3,211,188)	05/12/27	(0.20)%	1D P TONA	Monthly	(70,189)
First Bank of Toyama Ltd.	BNP Paribas SA	(463,888)	03/24/27	(0.25)%	1D TONA	Monthly	15,604
First Bank of Toyama Ltd.	Citibank N.A.	(188,704)	02/24/27	(0.25)%	1D P TONA	Monthly	(4,125)
First Bank of Toyama Ltd.	Morgan Stanley & Co. International PLC	(2,832,168)	01/06/27	(0.25)%	1D P TONA	Monthly	(61,904)
First Citizens BancShares, Inc., Class A	Citibank N.A.	(10,083,995)	02/24/28	(0.15)%	1D OBFR01	Monthly	305,746
First Financial Bankshares, Inc.	Barclays Bank PLC	(283,783)	02/16/27	(0.10)%	1D OBFR01	Monthly	(2,484)
First Industrial Realty Trust, Inc.	Goldman Sachs Bank USA	(1,042,802)	08/18/26	(0.15)%	1D FEDL01	Monthly	3,018
First Quantum Minerals Ltd.	Bank of America N.A.	(1,707,564)	02/15/28	0.00%	CABROVER	Monthly	165,413
First Quantum Minerals Ltd.	BNP Paribas SA	(275,517)	01/17/28	(0.20)%	CABROVER	Monthly	8,256
FirstCash Holdings, Inc.	Bank of America N.A.	(318,199)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,275)
FirstCash Holdings, Inc.	Barclays Bank PLC	(280,274)	02/16/27	(0.15)%	1D OBFR01	Monthly	(17,160)
FirstCash Holdings, Inc.	BNP Paribas SA	(462,536)	01/28/28	(0.15)%	1D OBFR01	Monthly	(35,660)
FirstCash Holdings, Inc.	UBS AG	(13,936,552)	04/18/28	0.00%	1D OBFR01	Monthly	(957,618)
FirstCash Holdings, Inc.	UBS AG	(20,418,838)	01/22/31	0.00%	1D OBFR01	Monthly	(1,574,246)
FirstService Corp.	BNP Paribas SA	(1,388,338)	05/17/27	(0.20)%	CABROVER	Monthly	154,794
FirstService Corp.	BNP Paribas SA	(5,062,693)	01/17/28	(0.20)%	CABROVER	Monthly	446,753
FirstService Corp.	Morgan Stanley & Co. International PLC	(4,207,632)	01/04/27	(0.20)%	CABROVER	Monthly	432,233
Fiserv, Inc.	SG Americas Securities LLC	(14,492,633)	12/08/27	(0.08)%	1D OBFR01	Monthly	(212,888)
Fisher & Paykel Healthcare Corp. Ltd.	Bank of America N.A.	(240,113)	02/15/28	(0.35)%	1M BBR	Monthly	12,542
Five Below, Inc.	Goldman Sachs Bank USA	(1,142,047)	08/18/26	(0.15)%	1D FEDL01	Monthly	8,522
Five9, Inc.	Bank of America N.A.	(787,530)	02/15/28	(0.15)%	1D OBFR01	Monthly	(32,291)
Fiverr International Ltd.	Morgan Stanley & Co. International PLC	(101,427)	01/04/27	(0.15)%	1D FEDL01	Monthly	(9,014)
Fiverr International Ltd.	UBS AG	(577,294)	04/21/28	0.00%	1D OBFR01	Monthly	(54,257)
Fiverr International Ltd.	UBS AG	(143,959)	01/14/31	0.00%	1D OBFR01	Monthly	(16,335)
flatexDEGIRO AG	Bank of America N.A.	(162,371)	02/15/28	(0.10)%	1D ESTR	Monthly	29,234
Fletcher Building Ltd.	Barclays Bank PLC	(1,511,832)	05/12/27	(0.24)%	1D AONIA	Monthly	16,010
Fletcher Building Ltd.	Morgan Stanley & Co. International PLC	(3,064,874)	01/06/27	(0.30)%	1D AONIA	Monthly	32,456
Floor & Decor Holdings, Inc., Class A	Barclays Bank PLC	(4,688,541)	12/23/26	(0.15)%	1D OBFR01	Monthly	298,419
Floor & Decor Holdings, Inc., Class A	Barclays Bank PLC	(1,963,290)	02/23/27	(0.15)%	1D OBFR01	Monthly	124,961
Flow Traders Ltd.	Morgan Stanley & Co. International PLC	(1,170,169)	01/04/27	(0.26)%	1D ESTR	Monthly	20,132
Flow Traders Ltd.	SG Americas Securities LLC	(1,959,716)	12/08/27	(0.26)%	1D ESTR	Monthly	39,222
Flowco Holdings, Inc., Class A	Barclays Bank PLC	(418,371)	02/16/27	(0.10)%	1D OBFR01	Monthly	(24,621)
Flowers Foods, Inc.	BNP Paribas SA	(105,022)	05/17/27	0.00%	1D OBFR01	Monthly	(29)
Flowserve Corp.	SG Americas Securities LLC	(7,738,676)	12/08/27	(0.05)%	1D OBFR01	Monthly	841,554
FLSmidth & Co. A/S, Class B	Barclays Bank PLC	(801,002)	02/19/27	(0.26)%	DESTR	Monthly	35,627
FLSmidth & Co. A/S, Class B	UBS AG	(4,543,150)	04/24/28	0.00%	DESTR	Monthly	415,029
Fluence Energy, Inc., Class A	Barclays Bank PLC	(103,491)	12/23/26	(0.10)%	1D OBFR01	Monthly	10,119
Flughafen Zurich AG, Class N	Bank of America N.A.	(133,275)	02/15/28	(0.26)%	SSARON	Monthly	12,878
Fluidra SA	Citibank N.A.	(302,124)	06/25/26	(0.26)%	1D ESTR	Monthly	14,565
Flutter Entertainment PLC	Bank of America N.A.	(172,688)	02/15/28	(0.15)%	1D OBFR01	Monthly	1,835
Flutter Entertainment PLC	Barclays Bank PLC	(176,120)	02/16/27	(0.15)%	1D OBFR01	Monthly	(2,181)
Flutter Entertainment PLC	BNP Paribas SA	(964,301)	01/28/28	(0.15)%	1D OBFR01	Monthly	33,296
Flywire Corp.	Bank of America N.A.	(433,376)	02/15/28	(0.15)%	1D OBFR01	Monthly	(17,696)
Flywire Corp.	Barclays Bank PLC	(250,586)	02/16/27	(0.15)%	1D OBFR01	Monthly	8,771
Flywire Corp.	Morgan Stanley & Co. International PLC	(2,494,702)	01/04/27	(0.15)%	1D FEDL01	Monthly	87,315
Flywire Corp.	UBS AG	(242,921)	01/14/31	0.00%	1D OBFR01	Monthly	(9,919)
FMC Corp.	BNP Paribas SA	(2,328,915)	05/17/27	0.05%	1D OBFR01	Monthly	(25,579)
Food & Life Cos. Ltd.	Barclays Bank PLC	(4,125,430)	01/26/27	(0.15)%	1D P TONA	Monthly	12,738
Food & Life Cos. Ltd.	Barclays Bank PLC	(286,041)	05/12/27	(0.15)%	1D P TONA	Monthly	1,003
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Food & Life Cos. Ltd.	Barclays Bank PLC	$ (25,696,961)	09/09/27	(0.15)%	1D P TONA	Monthly	$ 90,073
Food & Life Cos. Ltd.	Citibank N.A.	(3,230,852)	02/24/27	(0.15)%	1D P TONA	Monthly	8,177
Food & Life Cos. Ltd.	UBS AG	(182,390)	01/06/31	0.00%	1D P TONA	Monthly	7,876
Foresight Group Holdings Ltd.	BNP Paribas SA	(144,802)	01/13/28	(0.25)%	1D SONIA	Monthly	540
Foresight Group Holdings Ltd.	UBS AG	(120,383)	01/03/31	0.00%	1D SONIA	Monthly	449
Forestar Group, Inc.	Citibank N.A.	(102,815)	06/25/26	(0.15)%	1D OBFR01	Monthly	(3,499)
FormFactor, Inc.	Barclays Bank PLC	(228,772)	02/16/27	(0.15)%	1D OBFR01	Monthly	16,041
FormFactor, Inc.	BNP Paribas SA	(735,334)	01/28/28	(0.15)%	1D OBFR01	Monthly	(35,797)
FormFactor, Inc.	UBS AG	(6,823,980)	04/18/28	0.00%	1D OBFR01	Monthly	74,376
FormFactor, Inc.	UBS AG	(49,856)	01/14/31	0.00%	1D OBFR01	Monthly	2,144
Forte Biosciences, Inc.	UBS AG	(45,088)	01/14/31	0.00%	1D OBFR01	Monthly	8,484
Fortescue Metals Group Ltd.	Barclays Bank PLC	(224,655)	01/27/27	(0.15)%	1D AONIA	Monthly	7,565
Fortinet, Inc.	UBS AG	(32,863,115)	04/18/28	0.00%	1D OBFR01	Monthly	(1,706,430)
Fortive Corp.	Bank of America N.A.	(4,157,086)	02/15/28	(0.15)%	1D OBFR01	Monthly	(17,810)
Fortive Corp.	Barclays Bank PLC	(11,903,860)	12/23/26	(0.15)%	1D OBFR01	Monthly	210,909
Fortive Corp.	BNP Paribas SA	(605,515)	01/28/28	(0.15)%	1D OBFR01	Monthly	(4,284)
Fortive Corp.	UBS AG	(1,431,826)	01/14/31	0.00%	1D OBFR01	Monthly	(10,129)
Fortum OYJ	Bank of America N.A.	(1,152,318)	02/15/28	(0.26)%	1D ESTR	Monthly	26,969
Fortum OYJ	Bank of America N.A.	(2,641,437)	02/15/28	0.00%	1D ESTR	Monthly	14,833
Fortum OYJ	BNP Paribas SA	(13,957,584)	03/24/27	(0.26)%	1D ESTR	Monthly	293,947
Fortum OYJ	Morgan Stanley & Co. International PLC	(34,210,342)	01/04/27	(0.26)%	1D ESTR	Monthly	571,096
Fortum OYJ	UBS AG	(24,849,535)	04/18/28	0.00%	1D ESTR	Monthly	581,582
Fortum OYJ	UBS AG	(6,736,685)	09/03/29	0.00%	1D ESTR	Monthly	157,666
Fortune Brands Innovations, Inc.	Barclays Bank PLC	(6,191,498)	02/23/27	(0.15)%	1D OBFR01	Monthly	(1,514)
Fortune Brands Innovations, Inc.	SG Americas Securities LLC	(8,476,662)	12/08/27	(0.15)%	1D OBFR01	Monthly	(50,481)
Four Corners Property Trust, Inc.	SG Americas Securities LLC	(2,366,351)	12/08/27	(0.14)%	1D OBFR01	Monthly	(92,767)
Fox Corp., Class A	BNP Paribas SA	(4,366,312)	01/24/28	(0.15)%	1D OBFR01	Monthly	11,660
Fox Corp., Class B	UBS AG	(2,942,468)	01/22/31	0.00%	1D OBFR01	Monthly	1,547
Fox Factory Holding Corp.	Barclays Bank PLC	(1,972,533)	12/23/26	(0.15)%	1D OBFR01	Monthly	(57,144)
Franco-Nevada Corp.	Bank of America N.A.	(2,101,293)	02/15/28	(0.20)%	CABROVER	Monthly	234,417
Franco-Nevada Corp.	Bank of America N.A.	(2,152,968)	02/15/28	(0.20)%	CABROVER	Monthly	240,182
Franklin BSP Realty Trust, Inc.	Morgan Stanley & Co. International PLC	(1,741,885)	01/04/27	(0.15)%	1D FEDL01	Monthly	5,724
Franklin Resources, Inc.	Barclays Bank PLC	(175,414)	02/16/27	(0.10)%	1D OBFR01	Monthly	(15,825)
Franklin Resources, Inc.	BNP Paribas SA	(160,606)	01/28/28	(0.15)%	1D OBFR01	Monthly	(20,144)
Fraport AG Frankfurt Airport Services Worldwide	Goldman Sachs Bank USA	(9,255,941)	08/19/26	0.00%	1D ESTR	Monthly	718,921
Frasers Centrepoint Trust	BNP Paribas SA	(224,004)	03/22/27	(0.30)%	SORA	Monthly	(7,454)
Frasers Centrepoint Trust	SG Americas Securities LLC	(113,107)	12/08/27	(0.30)%	SORA	Monthly	(4,281)
Frasers Group PLC	Barclays Bank PLC	(3,010,771)	12/10/26	(0.25)%	1D SONIA	Monthly	84,810
Frasers Group PLC	BNP Paribas SA	(102,888)	01/13/28	0.00%	1D SONIA	Monthly	427
Freee KK	Morgan Stanley & Co. International PLC	(1,457,520)	01/06/27	(3.00)%	1D P TONA	Monthly	229,137
Freehold Royalties Ltd.	Morgan Stanley & Co. International PLC	(150,635)	01/04/27	(0.20)%	CABROVER	Monthly	(42)
Freshpet, Inc.	Barclays Bank PLC	(6,645,213)	12/23/26	(0.13)%	1D OBFR01	Monthly	(136,517)
Freshworks, Inc., Class A	Bank of America N.A.	(16,355)	02/15/28	(0.15)%	1D OBFR01	Monthly	198
Freshworks, Inc., Class A	Barclays Bank PLC	(76,653)	02/16/27	(0.15)%	1D OBFR01	Monthly	6,452
Freshworks, Inc., Class A	BNP Paribas SA	(375,260)	01/28/28	(0.15)%	1D OBFR01	Monthly	4,543
Freshworks, Inc., Class A	UBS AG	(586,291)	01/14/31	0.00%	1D OBFR01	Monthly	13,647
Fresnillo PLC	Bank of America N.A.	(676,022)	02/15/28	(0.25)%	1D SONIA	Monthly	63,082
Fresnillo PLC	Barclays Bank PLC	(41,021)	12/10/26	(0.25)%	1D OBFR01	Monthly	(133)
Fresnillo PLC	Barclays Bank PLC	(12,031,615)	08/18/27	(0.10)%	1D SONIA	Monthly	1,364,136
Fresnillo PLC	SG Americas Securities LLC	(14,504,000)	12/08/27	(0.04)%	1D SONIA	Monthly	1,513,125
Friedman Industries, Inc.	Bank of America N.A.	(52,629)	02/15/28	(0.50)%	1D OBFR01	Monthly	(4,076)
Friedman Industries, Inc.	BNP Paribas SA	(114,870)	01/28/28	(0.40)%	1D OBFR01	Monthly	(8,896)
Friedman Industries, Inc.	UBS AG	(29,926)	01/14/31	0.00%	1D OBFR01	Monthly	(2,318)
Friedrich Vorwerk Group SE	Morgan Stanley & Co. International PLC	(939,361)	01/04/27	(0.26)%	1D ESTR	Monthly	32,427

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Frontier Real Estate Investment Corp.	Barclays Bank PLC	$ (293,132)	01/20/27	(0.18)%	1D P TONA	Monthly	$ 1,702
Frontline PLC	UBS AG	(375,700)	01/22/31	0.00%	1D OBFR01	Monthly	(8,029)
FTAI Aviation Ltd.	Morgan Stanley & Co. International PLC	(7,280,905)	01/06/27	(0.15)%	1D FEDL01	Monthly	(686,065)
FTAI Aviation Ltd.	UBS AG	(4,341,399)	01/22/31	0.00%	1D OBFR01	Monthly	269,780
FTI Consulting, Inc.	Barclays Bank PLC	(1,379,737)	12/23/26	(0.12)%	1D OBFR01	Monthly	26,381
FuelCell Energy, Inc.	UBS AG	(69,750)	01/14/31	0.00%	1D OBFR01	Monthly	(50,669)
Fugro NV, Class C	SG Americas Securities LLC	(675,234)	12/08/27	(0.26)%	1D ESTR	Monthly	(55,342)
Fugro NV, Class C	UBS AG	(4,462,191)	04/24/28	0.00%	1D ESTR	Monthly	(577,547)
Fuji Kyuko Co. Ltd.	BNP Paribas SA	(386,388)	03/24/27	(0.25)%	1D TONA	Monthly	24,049
Fuji Oil Holdings, Inc.	Bank of America N.A.	(85,673)	03/15/28	(0.15)%	1D P TONA	Monthly	6,906
Fujibo Holdings, Inc.	BNP Paribas SA	(102,635)	03/24/27	(0.25)%	1D TONA	Monthly	4,307
FUJIFILM Holdings Corp.	Bank of America N.A.	(484,721)	03/15/28	0.00%	1D P TONA	Monthly	41,194
FUJIFILM Holdings Corp.	Barclays Bank PLC	(3,138,134)	01/26/27	(0.15)%	1D P TONA	Monthly	184,352
FUJIFILM Holdings Corp.	Barclays Bank PLC	(2,770,552)	09/09/27	(0.15)%	1D P TONA	Monthly	162,758
Fujikura Ltd.	Barclays Bank PLC	(30,346,479)	05/12/27	(0.20)%	1D P TONA	Monthly	(280,694)
Fujikura Ltd.	Barclays Bank PLC	(15,536,419)	09/09/27	(0.20)%	1D P TONA	Monthly	(143,706)
Fujikura Ltd.	BNP Paribas SA	(199,652)	01/26/28	(0.25)%	1D TONA	Monthly	(12,555)
Fujita Kanko, Inc.	Bank of America N.A.	(778,074)	02/15/28	(0.19)%	1D P TONA	Monthly	80,077
Fujita Kanko, Inc.	Barclays Bank PLC	(968,516)	05/12/27	(0.44)%	1D P TONA	Monthly	70,716
Fujita Kanko, Inc.	BNP Paribas SA	(5,861)	03/24/27	(0.15)%	1D TONA	Monthly	603
Fujita Kanko, Inc.	Goldman Sachs Bank USA	(285,733)	08/19/26	(0.25)%	1D P TONA	Monthly	29,407
Fujita Kanko, Inc.	JPMorgan Chase Bank N.A.	(234,581)	02/10/27	(0.15)%	1D P TONA	Monthly	13,746
Fujita Kanko, Inc.	Morgan Stanley & Co. International PLC	(735,959)	01/06/27	(0.26)%	1D P TONA	Monthly	53,736
Fujita Kanko, Inc.	SG Americas Securities LLC	(249,940)	12/08/27	(1.25)%	1D P TONA	Monthly	14,646
Fujita Kanko, Inc.	UBS AG	(420,541)	04/03/28	0.00%	1D P TONA	Monthly	43,281
Fukuoka Financial Group, Inc.	Bank of America N.A.	(274,067)	03/15/28	(0.15)%	1D P TONA	Monthly	8,716
Fukuyama Transporting Co. Ltd.	Citibank N.A.	(102,206)	02/24/27	(0.15)%	1D P TONA	Monthly	(780)
Fulgent Genetics, Inc.	BNP Paribas SA	(350,224)	05/17/27	(0.15)%	1D OBFR01	Monthly	5,411
Furukawa Electric Co. Ltd.	Goldman Sachs Bank USA	(3,502,081)	08/19/26	0.20%	1D P TONA	Monthly	25,772
Furukawa Electric Co. Ltd.	UBS AG	(5,263,236)	09/03/29	0.00%	1D P TONA	Monthly	75,930
Furuya Metal Co. Ltd.	Barclays Bank PLC	(2,474,721)	05/12/27	(0.20)%	1D P TONA	Monthly	(33,037)
Fuso Chemical Co. Ltd.	Barclays Bank PLC	(4,658,267)	05/12/27	(0.20)%	1D P TONA	Monthly	(450,317)
Fuso Chemical Co. Ltd.	SG Americas Securities LLC	(122,334)	12/08/27	(0.25)%	1D P TONA	Monthly	(9,568)
Futu Holdings Ltd.	BNP Paribas SA	(2,162,115)	01/24/28	(0.15)%	1D OBFR01	Monthly	134,016
Future PLC	Bank of America N.A.	(64,614)	02/15/28	(0.25)%	1D SONIA	Monthly	(2,160)
Future PLC	BNP Paribas SA	(264,447)	01/13/28	(0.10)%	1D SONIA	Monthly	(8,842)
G Mining Ventures Corp.	Barclays Bank PLC	(2,114,568)	10/23/26	(0.50)%	CABROVER	Monthly	125,482
G Mining Ventures Corp.	Barclays Bank PLC	(3,697,438)	12/23/26	(0.50)%	CABROVER	Monthly	225,368
G Mining Ventures Corp.	BNP Paribas SA	(5,825,290)	08/17/26	(0.59)%	CABROVER	Monthly	844,276
G Mining Ventures Corp.	BNP Paribas SA	(5,296,280)	05/17/27	(0.59)%	CABROVER	Monthly	743,383
G Mining Ventures Corp.	Goldman Sachs Bank USA	(758,805)	08/18/26	(1.03)%	1D CORRA	Monthly	109,976
G Mining Ventures Corp.	JPMorgan Chase Bank N.A.	(1,144,712)	02/10/27	(0.63)%	CABROVER	Monthly	90,260
G Mining Ventures Corp.	Morgan Stanley & Co. International PLC	(24,294,917)	01/04/27	(0.50)%	CABROVER	Monthly	1,846,212
G Mining Ventures Corp.	Morgan Stanley & Co. International PLC	(14,466,944)	01/06/27	(0.50)%	CABROVER	Monthly	1,100,432
G Mining Ventures Corp.	UBS AG	(8,298,785)	04/18/28	0.00%	1D CORRA	Monthly	1,202,766
G Mining Ventures Corp.	UBS AG	(2,006,173)	09/04/29	0.00%	1D CORRA	Monthly	290,760
GA Technologies Co. Ltd.	Barclays Bank PLC	(102,384)	05/12/27	(0.20)%	1D P TONA	Monthly	3,133
Galaxy Digital, Inc., Class A	Bank of America N.A.	(186,334)	02/15/28	(0.15)%	1D OBFR01	Monthly	(26,353)
Galaxy Digital, Inc., Class A	UBS AG	(1,657,079)	01/22/31	0.00%	1D OBFR01	Monthly	(167,736)
Galaxy Digital, Inc., Class A	UBS AG	(224,292)	01/22/31	0.00%	1D OBFR01	Monthly	(73,292)
Galaxy Entertainment Group Ltd.	Bank of America N.A.	(216,207)	02/15/28	(0.15)%	HONIA	Monthly	7,155
Galderma Group AG	Bank of America N.A.	(111,635)	02/15/28	(0.10)%	SSARON	Monthly	(5,220)
Galderma Group AG	Goldman Sachs Bank USA	(714,233)	08/19/26	(0.26)%	SSARON	Monthly	(33,261)
Galderma Group AG	Morgan Stanley & Co. International PLC	(12,151,134)	01/04/27	(0.26)%	SSARON	Monthly	(874,305)
Galderma Group AG	UBS AG	(1,341,226)	01/20/31	0.00%	SSARON	Monthly	(62,711)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Galp Energia SGPS SA, Class B	BNP Paribas SA	$ (9,588,789)	03/24/27	(0.26)%	1D ESTR	Monthly	$ (302,375)
Galp Energia SGPS SA, Class B	SG Americas Securities LLC	(17,490,981)	12/08/27	(0.26)%	1D ESTR	Monthly	79,294
Games Workshop Group PLC	Barclays Bank PLC	(412,031)	12/10/26	(0.25)%	1D SONIA	Monthly	(131)
Games Workshop Group PLC	Barclays Bank PLC	(501,119)	08/18/27	(0.25)%	1D SONIA	Monthly	(159)
Games Workshop Group PLC	BNP Paribas SA	(4,502,185)	03/22/27	(0.10)%	1D SONIA	Monthly	(12,236)
Games Workshop Group PLC	SG Americas Securities LLC	(12,164,456)	12/08/27	(0.25)%	1D SONIA	Monthly	(432,214)
Games Workshop Group PLC	UBS AG	(1,037,985)	04/18/28	0.00%	1D SONIA	Monthly	2,540
Games Workshop Group PLC	UBS AG	(418,493)	09/03/29	0.00%	1D SONIA	Monthly	2,087
Gaming and Leisure Properties, Inc.	BNP Paribas SA	(6,442,829)	01/28/28	(0.10)%	1D OBFR01	Monthly	(218,095)
Gamma Communications PLC	BNP Paribas SA	(110,717)	03/17/27	0.00%	1D SONIA	Monthly	105
Gamma Communications PLC	UBS AG	(98,145)	04/24/28	0.00%	1D SONIA	Monthly	1,181
Gap, Inc.	Bank of America N.A.	(1,415,259)	02/15/28	(0.15)%	1D OBFR01	Monthly	66,375
Garmin Ltd.	BNP Paribas SA	(140,895)	01/28/28	(0.15)%	1D OBFR01	Monthly	7,791
Garrett Motion, Inc.	Citibank N.A.	(507,452)	06/25/26	(0.15)%	1D OBFR01	Monthly	(64,266)
Gartner, Inc.	Bank of America N.A.	(178,681)	02/15/28	(0.15)%	1D OBFR01	Monthly	11,778
Gartner, Inc.	Barclays Bank PLC	(971,759)	02/16/27	(0.15)%	1D OBFR01	Monthly	53,200
Gartner, Inc.	BNP Paribas SA	(632,114)	01/28/28	(0.10)%	1D OBFR01	Monthly	16,177
Gartner, Inc.	UBS AG	(417,031)	01/14/31	0.00%	1D OBFR01	Monthly	4,525
Gartner, Inc.	UBS AG	(6,928,854)	01/22/31	0.00%	1D OBFR01	Monthly	183,250
GATX Corp.	Barclays Bank PLC	(1,199,938)	02/16/27	(0.15)%	1D OBFR01	Monthly	3,846
GATX Corp.	BNP Paribas SA	(5,779,992)	05/17/27	(0.15)%	1D OBFR01	Monthly	(7,681)
GATX Corp.	BNP Paribas SA	(55,763)	01/28/28	(0.15)%	1D OBFR01	Monthly	(74)
GATX Corp.	UBS AG	(560,566)	01/14/31	0.00%	1D OBFR01	Monthly	(745)
Gav-Yam Lands Corp. Ltd.	Bank of America N.A.	(54,435)	02/15/28	(3.25)%	SHIR	Monthly	(3,944)
Gav-Yam Lands Corp. Ltd.	Barclays Bank PLC	(80,794)	02/22/27	(5.00)%	SHIR	Monthly	(3,312)
Gaztransport Et Technigaz SA	Barclays Bank PLC	(431,628)	12/10/26	(0.26)%	1D ESTR	Monthly	(706)
Gaztransport Et Technigaz SA	Barclays Bank PLC	(325,482)	08/18/27	(0.26)%	1D ESTR	Monthly	(532)
Gaztransport Et Technigaz SA	JPMorgan Chase Bank N.A.	(12,669,628)	02/10/27	(0.20)%	1D ESTR	Monthly	(204,766)
Gaztransport Et Technigaz SA	Morgan Stanley & Co. International PLC	(4,147,004)	01/06/27	(0.26)%	1D ESTR	Monthly	(146,407)
Gaztransport Et Technigaz SA	UBS AG	(473,594)	04/18/28	0.00%	1D ESTR	Monthly	(17,617)
Gaztransport Et Technigaz SA	UBS AG	(226,271)	09/03/29	0.00%	1D ESTR	Monthly	(8,021)
GB Group PLC	Bank of America N.A.	(237,418)	02/15/28	(0.25)%	1D SONIA	Monthly	(7,254)
GB Group PLC	BNP Paribas SA	(111,752)	01/13/28	(0.25)%	1D SONIA	Monthly	(3,414)
GCI Liberty, Inc.	Morgan Stanley & Co. International PLC	(1,054,378)	01/04/27	(0.15)%	1D FEDL01	Monthly	20,610
GCL Technology Holdings Ltd.	Bank of America N.A.	(43,542)	02/15/28	(0.30)%	HONIA	Monthly	3,281
GCM Grosvenor, Inc., Class A	UBS AG	(312,243)	01/14/31	0.00%	1D OBFR01	Monthly	(1,849)
GE HealthCare Technologies, Inc.	Bank of America N.A.	(3,638,010)	02/15/28	(0.15)%	1D OBFR01	Monthly	627,038
GEA Group AG	BNP Paribas SA	(2,417,730)	01/19/28	(0.10)%	1D ESTR	Monthly	121,614
Geberit AG, Class N	Bank of America N.A.	(514,922)	02/15/28	0.00%	SSARON	Monthly	15,535
Geberit AG, Class N	Bank of America N.A.	(38,391)	02/15/28	(0.26)%	SSARON	Monthly	1,224
Geberit AG, Class N	Barclays Bank PLC	(801,571)	02/26/27	(0.26)%	SSARON	Monthly	4,850
Geberit AG, Class N	BNP Paribas SA	(226,857)	01/14/28	(0.26)%	SSARON	Monthly	7,235
Geberit AG, Class N	Goldman Sachs Bank USA	(18,216,880)	08/19/26	(0.10)%	SSARON	Monthly	211,238
Geberit AG, Class N	UBS AG	(11,562,745)	01/20/31	0.00%	SSARON	Monthly	368,771
Geberit AG, Class N, Registered Shares	SG Americas Securities LLC	(45,236,339)	12/08/27	(0.26)%	SSARON	Monthly	1,745,737
Geberit AG, Class N, Registered Shares	UBS AG	(1,384,179)	04/18/28	0.00%	SSARON	Monthly	44,146
Gecina SA	Bank of America N.A.	(1,060,752)	02/15/28	(0.26)%	1D ESTR	Monthly	9,699
Gecina SA	Barclays Bank PLC	(3,306,373)	02/19/27	(0.26)%	1D ESTR	Monthly	7,542
Gecina SA	Morgan Stanley & Co. International PLC	(13,838,787)	01/04/27	(0.26)%	1D ESTR	Monthly	24,517
Gecina SA	UBS AG	(8,402,872)	09/03/29	0.00%	1D ESTR	Monthly	63,600
Gecina SA	UBS AG	(635,069)	01/03/31	0.00%	1D ESTR	Monthly	5,806
Gen Digital, Inc.	BNP Paribas SA	(4,168,735)	01/28/28	(0.15)%	1D OBFR01	Monthly	199,682
Gen Digital, Inc.	Citibank N.A.	(10,921,397)	02/24/28	(0.15)%	1D OBFR01	Monthly	382,440
Gen Digital, Inc.	SG Americas Securities LLC	(15,177,171)	12/08/27	(0.15)%	1D OBFR01	Monthly	(321,380)
Gen Digital, Inc.	UBS AG	(1,340,688)	01/14/31	0.00%	1D OBFR01	Monthly	25,900
Gen Digital, Inc.	UBS AG	(8,158,848)	01/22/31	0.00%	1D OBFR01	Monthly	157,954

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
General Electric Co.	UBS AG	$ (1,139,566)	01/22/31	0.00%	1D OBFR01	Monthly	$ 87,120
General Mills, Inc.	BNP Paribas SA	(1,211,530)	01/28/28	(0.15)%	1D OBFR01	Monthly	(28,804)
General Motors Co.	Bank of America N.A.	(14,183,342)	02/15/28	0.00%	1D OBFR01	Monthly	195,897
Generali	Barclays Bank PLC	(80,237)	02/19/27	(0.26)%	1D ESTR	Monthly	382
Genesis Minerals Ltd.	Barclays Bank PLC	(1,941,776)	01/27/27	(0.21)%	1D AONIA	Monthly	183,603
Genesis Minerals Ltd.	Barclays Bank PLC	(8,752,453)	09/09/27	(0.21)%	1D AONIA	Monthly	827,581
Genesis Minerals Ltd.	BNP Paribas SA	(546,648)	03/22/27	(1.00)%	1D AONIA	Monthly	60,513
Genesis Minerals Ltd.	JPMorgan Chase Bank N.A.	(225,831)	02/10/27	(0.25)%	1D AONIA	Monthly	21,662
Genesis Minerals Ltd.	JPMorgan Chase Bank N.A.	(458,939)	02/10/27	(0.25)%	1D AONIA	Monthly	44,022
Genesis Minerals Ltd.	Morgan Stanley & Co. International PLC	(303,630)	01/06/27	(0.30)%	1D AONIA	Monthly	28,710
Genesis Minerals Ltd.	Morgan Stanley & Co. International PLC	(2,521,392)	01/07/27	(0.30)%	1D AONIA	Monthly	238,408
Genesis Minerals Ltd.	SG Americas Securities LLC	(131,324)	12/08/27	(0.41)%	1D AONIA	Monthly	12,597
Genesis Minerals Ltd.	SG Americas Securities LLC	(29,831)	12/08/27	(0.30)%	1D AONIA	Monthly	2,861
Genesis Minerals Ltd.	UBS AG	(3,470,013)	04/18/28	0.00%	1D AONIA	Monthly	379,071
Genesis Minerals Ltd.	UBS AG	(5,607,081)	09/03/29	0.00%	1D AONIA	Monthly	620,697
Genky DrugStores Co. Ltd.	Barclays Bank PLC	(954,680)	05/12/27	(0.20)%	1D P TONA	Monthly	80,334
Genky DrugStores Co. Ltd.	BNP Paribas SA	(399,374)	03/24/27	(0.25)%	1D TONA	Monthly	41,264
Genky DrugStores Co. Ltd.	Morgan Stanley & Co. International PLC	(248,826)	01/06/27	(0.25)%	1D P TONA	Monthly	20,938
Genky DrugStores Co. Ltd.	SG Americas Securities LLC	(161,732)	12/08/27	(0.43)%	1D P TONA	Monthly	22,209
Genuine Parts Co.	Bank of America N.A.	(6,300,410)	02/15/28	(0.15)%	1D OBFR01	Monthly	28,957
Genuine Parts Co.	Barclays Bank PLC	(3,950,232)	12/23/26	(0.15)%	1D OBFR01	Monthly	159,438
Genuine Parts Co.	BNP Paribas SA	(3,246,525)	01/28/28	(0.15)%	1D OBFR01	Monthly	64,367
Genuine Parts Co.	UBS AG	(1,186,670)	01/14/31	0.00%	1D OBFR01	Monthly	50,568
Genuit Group PLC	SG Americas Securities LLC	(1,959,212)	12/08/27	(0.25)%	1D SONIA	Monthly	273,345
Genworth Financial, Inc., Class A	Citibank N.A.	(104,847)	06/25/26	(0.15)%	1D OBFR01	Monthly	—
GEO Group, Inc.	Citibank N.A.	(2,686,704)	06/25/26	(0.15)%	1D OBFR01	Monthly	40,792
Georg Fischer AG	Bank of America N.A.	(228,575)	02/15/28	(0.26)%	SSARON	Monthly	7,747
Georg Fischer AG	BNP Paribas SA	(142,512)	01/14/28	(0.26)%	SSARON	Monthly	4,830
Georg Fischer AG	UBS AG	(1,730,759)	04/02/30	0.00%	SSARON	Monthly	58,657
Georg Fischer AG	UBS AG	(901,157)	01/07/31	0.00%	SSARON	Monthly	27,253
German American Bancorp, Inc.	BNP Paribas SA	(2,866,984)	05/17/27	(0.15)%	1D OBFR01	Monthly	31,599
German American Bancorp, Inc.	Morgan Stanley & Co. International PLC	(2,875,651)	01/04/27	(0.15)%	1D FEDL01	Monthly	8,654
German American Bancorp, Inc.	SG Americas Securities LLC	(3,498,918)	12/08/27	(0.15)%	1D OBFR01	Monthly	66,153
Gerresheimer AG	Barclays Bank PLC	(225,622)	02/19/27	(1.60)%	1D ESTR	Monthly	(33,590)
Gerresheimer AG	UBS AG	(48,992)	01/03/31	0.00%	1D ESTR	Monthly	(1,152)
Getinge AB, Class B	Barclays Bank PLC	(59,929)	02/19/27	(0.26)%	1D STIBOR	Monthly	3,097
Getinge AB, Class B	BNP Paribas SA	(661,282)	01/13/28	(0.26)%	1D STIBOR	Monthly	43,939
Getlink SE	Barclays Bank PLC	(976,446)	12/10/26	(0.23)%	1D ESTR	Monthly	18,585
Getlink SE	UBS AG	(5,153,198)	04/18/28	0.00%	1D ESTR	Monthly	111,049
Getlink SE	UBS AG	(2,319,673)	01/20/31	0.00%	1D ESTR	Monthly	49,988
GFL Environmental, Inc.	BNP Paribas SA	(2,476,455)	01/24/28	(0.20)%	CABROVER	Monthly	(47,232)
GFL Environmental, Inc.	Morgan Stanley & Co. International PLC	(20,561,894)	01/04/27	(0.20)%	CABROVER	Monthly	(137,915)
GFT Technologies SE	Barclays Bank PLC	(295,658)	02/19/27	(0.88)%	1D ESTR	Monthly	11,321
Gibson Energy, Inc.	Barclays Bank PLC	(108,900)	02/16/27	(0.15)%	CABROVER	Monthly	(8,996)
Gift Holdings, Inc.	Barclays Bank PLC	(102,169)	05/12/27	(0.56)%	1D P TONA	Monthly	3,431
Gift Holdings, Inc.	BNP Paribas SA	(1,006,694)	03/24/27	(0.25)%	1D TONA	Monthly	30,601
Gift Holdings, Inc.	Morgan Stanley & Co. International PLC	(306,506)	01/06/27	(0.85)%	1D P TONA	Monthly	10,292
GigaCloud Technology, Inc., Class A	Bank of America N.A.	(269,046)	02/15/28	(0.15)%	1D OBFR01	Monthly	8,068
GigaCloud Technology, Inc., Class A	BNP Paribas SA	(351,045)	01/28/28	(0.15)%	1D OBFR01	Monthly	15,679
GigaCloud Technology, Inc., Class A	UBS AG	(167,047)	01/14/31	0.00%	1D OBFR01	Monthly	7,461
Gilat Satellite Networks Ltd.	Barclays Bank PLC	(972,295)	12/23/26	(0.50)%	1D OBFR01	Monthly	(45,775)
Gilat Satellite Networks Ltd.	BNP Paribas SA	(129,017)	05/17/27	(0.80)%	1D OBFR01	Monthly	(350)
Gilat Satellite Networks Ltd.	Citibank N.A.	(152,323)	06/25/26	(1.14)%	1D OBFR01	Monthly	(7,171)
Gilat Satellite Networks Ltd.	UBS AG	(257,832)	04/21/28	0.00%	1D OBFR01	Monthly	(700)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Gildan Activewear, Inc., Class A	Morgan Stanley & Co. International PLC	$ (16,157,477)	01/04/27	(0.20)%	CABROVER	Monthly	$ (248,674)
Gildan Activewear, Inc., Class A	Morgan Stanley & Co. International PLC	(23,389,314)	01/06/27	(0.20)%	CABROVER	Monthly	(340,607)
Gilead Sciences, Inc., CVR	BNP Paribas SA	(227,815)	01/28/28	(0.15)%	1D OBFR01	Monthly	227,676
Ginkgo Bioworks Holdings, Inc., Class A	Morgan Stanley & Co. International PLC	(125,494)	01/04/27	(0.15)%	1D FEDL01	Monthly	(297)
Gitlab, Inc., Class A	Barclays Bank PLC	(5,215,984)	12/23/26	(0.13)%	1D OBFR01	Monthly	51,320
Givaudan SA, Class N	Bank of America N.A.	(1,616,679)	02/15/28	(0.26)%	SSARON	Monthly	54,745
Givaudan SA, Class N	SG Americas Securities LLC	(10,091,311)	12/08/27	(0.08)%	SSARON	Monthly	117,046
Gjensidige Forsikring ASA	BNP Paribas SA	(1,481,286)	03/18/27	(0.25)%	NOWA	Monthly	17,685
Glacier Bancorp, Inc.	UBS AG	(66,755)	04/18/28	0.00%	1D OBFR01	Monthly	(1,817)
Glacier Bancorp, Inc.	UBS AG	(1,655,827)	01/14/31	0.00%	1D OBFR01	Monthly	(45,080)
Glanbia PLC	Barclays Bank PLC	(646,316)	12/10/26	(0.10)%	1D ESTR	Monthly	(94,793)
Glanbia PLC	SG Americas Securities LLC	(2,951,920)	12/08/27	(0.26)%	1D ESTR	Monthly	(371,300)
Glaukos Corp.	Bank of America N.A.	(530,706)	02/15/28	(0.15)%	1D OBFR01	Monthly	(99,431)
Glaukos Corp.	UBS AG	(252,043)	04/18/28	0.00%	1D OBFR01	Monthly	(47,222)
Glencore PLC	Morgan Stanley & Co. International PLC	(14,601,852)	01/04/27	(0.25)%	1D SONIA	Monthly	(211,200)
Glenveagh Properties PLC	Barclays Bank PLC	(132,451)	12/10/26	(0.10)%	1D ESTR	Monthly	(5,220)
Glenveagh Properties PLC	SG Americas Securities LLC	(1,389,563)	12/08/27	(0.26)%	1D ESTR	Monthly	(51,212)
Global Business Travel Group, Inc., Class A	SG Americas Securities LLC	(755,738)	12/08/27	(0.15)%	1D OBFR01	Monthly	(46,549)
Global Business Travel Group, Inc., Class A	UBS AG	(2,590,240)	04/21/28	0.00%	1D OBFR01	Monthly	(13,329)
Global Net Lease, Inc.	Barclays Bank PLC	(1,632,616)	12/23/26	(0.15)%	1D OBFR01	Monthly	(26,025)
Global Payments, Inc.	Bank of America N.A.	(2,508,252)	02/15/28	0.00%	1D OBFR01	Monthly	805
Global Payments, Inc.	Barclays Bank PLC	(58,669)	02/16/27	(0.15)%	1D OBFR01	Monthly	(3,649)
Global Payments, Inc.	Morgan Stanley & Co. International PLC	(37,666,759)	01/06/27	(0.15)%	1D FEDL01	Monthly	(285,449)
GlobalData PLC	Bank of America N.A.	(39,404)	02/15/28	(0.25)%	1D SONIA	Monthly	(9,976)
GlobalData PLC	UBS AG	(46,905)	01/03/31	0.00%	1D SONIA	Monthly	(11,875)
Globe Life, Inc.	Bank of America N.A.	(3,305,518)	02/15/28	(0.15)%	1D OBFR01	Monthly	(111,147)
Globus Medical, Inc., Class A	BNP Paribas SA	(4,341,152)	01/24/28	(0.15)%	1D OBFR01	Monthly	190,708
GLP J-REIT	Barclays Bank PLC	(115,011)	05/12/27	(0.15)%	1D P TONA	Monthly	1,629
GMO internet group, Inc.	Barclays Bank PLC	(56,240)	01/20/27	(0.15)%	1D P TONA	Monthly	2,801
GMO Payment Gateway, Inc.	Barclays Bank PLC	(938,617)	05/12/27	(0.20)%	1D P TONA	Monthly	54,616
GN Store Nord A/S	Goldman Sachs Bank USA	(102,574)	08/19/26	(0.95)%	DESTR	Monthly	(55)
GoDaddy, Inc., Class A	Bank of America N.A.	(2,031,575)	02/15/28	(0.15)%	1D OBFR01	Monthly	41,480
GoDaddy, Inc., Class A	UBS AG	(243,614)	01/14/31	0.00%	1D OBFR01	Monthly	(4,258)
goeasy Ltd.	Barclays Bank PLC	(53,118)	02/16/27	(11.25)%	CABROVER	Monthly	(3,893)
goeasy Ltd.	BNP Paribas SA	(35,386)	01/17/28	(16.91)%	CABROVER	Monthly	(1,194)
Gogo, Inc.	UBS AG	(107,262)	04/21/28	0.00%	1D OBFR01	Monthly	12,472
GoGold Resources, Inc.	BNP Paribas SA	(123,656)	01/17/28	(0.20)%	CABROVER	Monthly	8,770
Golar LNG Ltd.	SG Americas Securities LLC	(7,570,249)	12/08/27	(0.15)%	1D OBFR01	Monthly	(16,556)
Goldwin, Inc.	Bank of America N.A.	(59,133)	03/15/28	(0.15)%	1D P TONA	Monthly	354
Goldwin, Inc.	UBS AG	(50,302)	01/06/31	0.00%	1D P TONA	Monthly	1,319
Goodman Group	Barclays Bank PLC	(25,655,994)	05/12/27	(0.25)%	1D AONIA	Monthly	(417,708)
Goodman Group	Barclays Bank PLC	(18,709,060)	09/09/27	(0.25)%	1D AONIA	Monthly	(299,010)
Goodman Group	Morgan Stanley & Co. International PLC	(10,790,369)	01/07/27	(0.30)%	1D AONIA	Monthly	(172,453)
Goodyear Tire & Rubber Co.	Citibank N.A.	(202,575)	06/25/26	(0.15)%	1D OBFR01	Monthly	286
Gorman-Rupp Co.	Citibank N.A.	(107,790)	06/25/26	(0.15)%	1D OBFR01	Monthly	(15,515)
Gossamer Bio, Inc.	Bank of America N.A.	(27,581)	02/15/28	(2.11)%	1D OBFR01	Monthly	5,083
Gossamer Bio, Inc.	UBS AG	(350,886)	01/14/31	0.00%	1D OBFR01	Monthly	64,668
GPGI, Inc., Class A	Barclays Bank PLC	(1,082,338)	02/23/27	(0.15)%	1D OBFR01	Monthly	51,444
GPGI, Inc., Class A	BNP Paribas SA	(425,003)	01/24/28	(0.15)%	1D OBFR01	Monthly	26,153
GPGI, Inc., Class A	SG Americas Securities LLC	(107,053)	12/08/27	(0.15)%	1D OBFR01	Monthly	9,196
GPGI, Inc., Class A	UBS AG	(189,669)	01/22/31	0.00%	1D OBFR01	Monthly	11,869
GPT Group	BNP Paribas SA	(5,363,105)	09/07/26	(0.25)%	1D AONIA	Monthly	(185,790)
Grab Holdings Ltd., Class A	Barclays Bank PLC	(3,047,951)	02/23/27	(0.15)%	1D OBFR01	Monthly	175,231

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Grab Holdings Ltd., Class A	Morgan Stanley & Co. International PLC	$ (4,865,252)	01/06/27	(0.15)%	1D FEDL01	Monthly	$ 287,601
Graco, Inc.	Bank of America N.A.	(2,887,389)	02/15/28	(0.15)%	1D OBFR01	Monthly	172,899
Graco, Inc.	Barclays Bank PLC	(1,879,961)	02/16/27	(0.10)%	1D OBFR01	Monthly	116,028
Graco, Inc.	BNP Paribas SA	(490,554)	01/24/28	(0.10)%	1D OBFR01	Monthly	28,440
Graco, Inc.	BNP Paribas SA	(473,674)	01/28/28	0.00%	1D OBFR01	Monthly	(4,173)
Graco, Inc.	Morgan Stanley & Co. International PLC	(17,909,379)	01/06/27	(0.15)%	1D FEDL01	Monthly	1,105,336
Graco, Inc.	UBS AG	(2,046,512)	01/14/31	0.00%	1D OBFR01	Monthly	90,974
Graham Holdings Co, Class B	Barclays Bank PLC	(2,108,835)	12/23/26	(0.13)%	1D OBFR01	Monthly	51,274
Grand Canyon Education, Inc.	BNP Paribas SA	(101,389)	05/17/27	(0.15)%	1D OBFR01	Monthly	(2,251)
Great Portland Estates PLC	BNP Paribas SA	(4,492,109)	03/17/27	(0.25)%	1D SONIA	Monthly	173,203
Greatland Resources Ltd.	Barclays Bank PLC	(340,132)	12/10/26	(0.25)%	1D SONIA	Monthly	(447)
Greatland Resources Ltd.	Barclays Bank PLC	(296,160)	08/18/27	(0.25)%	1D SONIA	Monthly	(412)
Greatland Resources Ltd.	Citibank N.A.	(15,890,131)	07/06/26	(0.25)%	1D SONIA	Monthly	738,166
Greatland Resources Ltd.	Morgan Stanley & Co. International PLC	(3,269,185)	01/27/27	(0.25)%	1D SONIA	Monthly	145,880
Greatland Resources Ltd.	UBS AG	(303,945)	04/18/28	0.00%	1D SONIA	Monthly	4,814
Greatland Resources Ltd.	UBS AG	(264,501)	09/03/29	0.00%	1D SONIA	Monthly	4,189
Great-West Lifeco, Inc.	Citibank N.A.	(22,044,436)	02/24/28	(0.20)%	1D CORRA	Monthly	(390,524)
Great-West Lifeco, Inc.	Morgan Stanley & Co. International PLC	(19,733,020)	01/06/27	(0.20)%	CABROVER	Monthly	(365,070)
Great-West Lifeco, Inc.	SG Americas Securities LLC	(237,226)	12/08/27	(0.20)%	CABROVER	Monthly	(13,052)
Green Brick Partners, Inc.	SG Americas Securities LLC	(4,028,913)	12/08/27	(0.15)%	1D OBFR01	Monthly	46,649
Greggs PLC	Barclays Bank PLC	(1,091,752)	12/10/26	(0.42)%	1D SONIA	Monthly	69,842
Greggs PLC	BNP Paribas SA	(1,075,582)	03/17/27	(0.25)%	1D SONIA	Monthly	69,938
Greggs PLC	Morgan Stanley & Co. International PLC	(1,410,720)	01/04/27	(0.33)%	1D SONIA	Monthly	89,286
Greggs PLC	SG Americas Securities LLC	(729,611)	12/08/27	(0.30)%	1D SONIA	Monthly	33,935
Greggs PLC	UBS AG	(5,565,662)	04/24/28	0.00%	1D SONIA	Monthly	361,897
Griffon Corp.	Morgan Stanley & Co. International PLC	(1,471,721)	01/04/27	(0.15)%	1D FEDL01	Monthly	(1,131)
Grifols SA, Class A	Bank of America N.A.	(891,359)	02/15/28	(0.26)%	1D ESTR	Monthly	45,082
Grifols SA, Class A	Barclays Bank PLC	(685,794)	02/19/27	(0.26)%	1D ESTR	Monthly	15,519
Grifols SA, Class A	BNP Paribas SA	(2,310,415)	01/13/28	(0.26)%	1D ESTR	Monthly	109,543
Groupe Bruxelles Lambert NV	UBS AG	(3,588,344)	09/03/29	0.00%	1D ESTR	Monthly	70,948
GS Yuasa Corp.	Barclays Bank PLC	(13,850,323)	05/12/27	(0.15)%	1D P TONA	Monthly	162,852
GS Yuasa Corp.	Barclays Bank PLC	(15,662,526)	09/09/27	(0.15)%	1D P TONA	Monthly	232,278
GSK PLC	Barclays Bank PLC	(25,541,938)	08/18/27	(0.10)%	1D SONIA	Monthly	1,741,380
GSK PLC	BNP Paribas SA	(8,017,888)	01/19/28	(0.25)%	1D SONIA	Monthly	768,706
GSK PLC	Goldman Sachs Bank USA	(42,145,325)	08/19/26	(0.25)%	1D SONIA	Monthly	2,087,576
GSK PLC	JPMorgan Chase Bank N.A.	(6,439,289)	02/10/27	0.05%	1D SONIA	Monthly	600,921
GSK PLC	UBS AG	(904,981)	04/18/28	0.00%	1D SONIA	Monthly	41,797
GSK PLC	UBS AG	(684,803)	09/03/29	0.00%	1D SONIA	Monthly	30,205
Guangdong Investment Ltd.	Bank of America N.A.	(29,207)	02/15/28	(0.15)%	HONIA	Monthly	(36)
Guardant Health, Inc.	Barclays Bank PLC	(687,821)	02/16/27	(0.15)%	1D OBFR01	Monthly	19,046
Guardant Health, Inc.	UBS AG	(18,614)	01/14/31	0.00%	1D OBFR01	Monthly	675
Gulfport Energy Corp.	Barclays Bank PLC	(5,366,444)	12/23/26	(0.13)%	1D OBFR01	Monthly	(73,774)
GungHo Online Entertainment, Inc.	Barclays Bank PLC	(1,242,510)	05/12/27	(0.20)%	1D P TONA	Monthly	16,360
GungHo Online Entertainment, Inc.	UBS AG	(19,157)	04/03/28	0.00%	1D P TONA	Monthly	172
Gunma Bank Ltd.	Barclays Bank PLC	(182,767)	01/20/27	(0.15)%	1D P TONA	Monthly	(7,559)
Gunze Ltd.	Barclays Bank PLC	(7,312,925)	05/12/27	(0.20)%	1D P TONA	Monthly	267,708
Gunze Ltd.	SG Americas Securities LLC	(123,787)	12/08/27	(0.25)%	1D P TONA	Monthly	10,713
Gunze Ltd.	UBS AG	(729,814)	04/03/28	0.00%	1D P TONA	Monthly	46,753
GXO Logistics, Inc.	Barclays Bank PLC	(1,292,034)	02/16/27	(0.13)%	1D OBFR01	Monthly	5,181
H & M Hennes & Mauritz AB, Class B	Bank of America N.A.	(2,436,423)	02/15/28	0.00%	1D STIBOR	Monthly	125,280
H & M Hennes & Mauritz AB, Class B	Barclays Bank PLC	(110,733)	02/19/27	(0.26)%	1D STIBOR	Monthly	2,939
H & M Hennes & Mauritz AB, Class B	Barclays Bank PLC	(5,218,777)	02/26/27	(0.26)%	1D STIBOR	Monthly	226,912
H&R Real Estate Investment Trust	Barclays Bank PLC	(331,608)	12/23/26	(0.20)%	CABROVER	Monthly	(9,904)
H.U. Group Holdings, Inc.	Barclays Bank PLC	(731,284)	05/12/27	(0.20)%	1D P TONA	Monthly	15,014
H2O Retailing Corp.	Barclays Bank PLC	(1,283,806)	05/12/27	(0.15)%	1D P TONA	Monthly	42,437
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
H2O Retailing Corp.	Citibank N.A.	$ (607,694)	02/24/27	(0.15)%	1D P TONA	Monthly	$ 38,367
H2O Retailing Corp.	UBS AG	(1,517,087)	04/03/28	0.00%	1D P TONA	Monthly	127,516
Hacksaw AB	Barclays Bank PLC	(2,662,056)	01/18/27	(0.26)%	1D STIBOR	Monthly	(682,275)
Hacksaw AB	Morgan Stanley & Co. International PLC	(130,953)	01/04/27	(0.26)%	1D STIBOR	Monthly	(33,563)
Hakuhodo DY Holdings, Inc.	Barclays Bank PLC	(1,023,674)	05/12/27	(0.20)%	1D P TONA	Monthly	378
Hakuto Co. Ltd.	Barclays Bank PLC	(236,850)	01/20/27	(0.20)%	1D P TONA	Monthly	(3,766)
Haleon PLC	BNP Paribas SA	(7,375,456)	03/22/27	(0.25)%	1D SONIA	Monthly	286,954
Haleon PLC	UBS AG	(26,244,174)	04/18/28	0.00%	1D SONIA	Monthly	1,021,070
Haleon PLC	UBS AG	(44,820,178)	09/03/29	0.00%	1D SONIA	Monthly	1,743,797
Halliburton Co.	BNP Paribas SA	(5,857,103)	01/24/28	(0.15)%	1D OBFR01	Monthly	(742,669)
Halma PLC	Barclays Bank PLC	(751,911)	08/18/27	(0.25)%	1D SONIA	Monthly	(2,777)
Halma PLC	SG Americas Securities LLC	(1,996,508)	12/08/27	(0.25)%	1D SONIA	Monthly	(50,495)
Halma PLC	UBS AG	(314,522)	09/03/29	0.00%	1D SONIA	Monthly	1,959
Hamakyorex Co. Ltd.	Barclays Bank PLC	(97,835)	05/12/27	(0.20)%	1D P TONA	Monthly	3,494
Hamamatsu Photonics KK	UBS AG	(250,271)	01/06/31	0.00%	1D P TONA	Monthly	(15,272)
Hamilton Insurance Group Ltd., Class B	Morgan Stanley & Co. International PLC	(3,007,031)	01/04/27	(0.15)%	1D FEDL01	Monthly	(26,848)
Hamilton Insurance Group Ltd., Class B	SG Americas Securities LLC	(8,033,345)	12/08/27	(0.15)%	1D OBFR01	Monthly	(434,095)
Hamilton Lane, Inc., Class A	UBS AG	(243,248)	04/18/28	0.00%	1D OBFR01	Monthly	30,383
Hammond Power Solutions, Inc., Class A	BNP Paribas SA	(129,781)	05/18/26	(0.93)%	CABROVER	Monthly	(40,952)
Hammond Power Solutions, Inc., Class A	Morgan Stanley & Co. International PLC	(5,831,924)	01/04/27	(0.20)%	CABROVER	Monthly	(446,856)
Hammond Power Solutions, Inc., Class A	UBS AG	(594,046)	04/21/28	0.00%	1D CORRA	Monthly	(187,448)
Hankyu Hanshin Holdings, Inc.	Bank of America N.A.	(226,460)	02/15/28	(0.15)%	1D P TONA	Monthly	12,904
Hankyu Hanshin Holdings, Inc.	Barclays Bank PLC	(9,572,086)	01/20/27	(0.20)%	1D P TONA	Monthly	8,257
Hankyu Hanshin Holdings, Inc.	Barclays Bank PLC	(45,526,977)	05/12/27	(0.20)%	1D P TONA	Monthly	82,918
Hankyu Hanshin Holdings, Inc.	Barclays Bank PLC	(42,069,175)	09/09/27	(0.20)%	1D P TONA	Monthly	62,207
Hankyu Hanshin Holdings, Inc.	Citibank N.A.	(1,951,123)	02/24/27	(0.21)%	1D P TONA	Monthly	6,035
Hankyu Hanshin Holdings, Inc.	Citibank N.A.	(7,440,144)	02/24/27	(0.24)%	1D P TONA	Monthly	17,643
Hankyu Hanshin Holdings, Inc.	Morgan Stanley & Co. International PLC	(17,187,882)	01/07/27	(0.25)%	1D P TONA	Monthly	34,171
Hannover Rueck SE, Class N	Bank of America N.A.	(109,254)	02/15/28	(0.10)%	1D ESTR	Monthly	6,825
Hannover Rueck SE, Class N	BNP Paribas SA	(2,839,646)	03/24/27	(0.10)%	1D ESTR	Monthly	177,377
Hanover Insurance Group, Inc.	Bank of America N.A.	(1,044,831)	02/15/28	(0.15)%	1D OBFR01	Monthly	(62,165)
Hanover Insurance Group, Inc.	Barclays Bank PLC	(527,338)	02/16/27	(0.10)%	1D OBFR01	Monthly	(25,972)
Hanover Insurance Group, Inc.	BNP Paribas SA	(151,995)	01/28/28	(0.10)%	1D OBFR01	Monthly	(9,043)
Hansen Technologies Ltd.	BNP Paribas SA	(243,387)	01/14/28	(0.25)%	1D AONIA	Monthly	(19,387)
Hanwa Co. Ltd.	Barclays Bank PLC	(1,518,332)	05/12/27	(0.15)%	1D P TONA	Monthly	25,802
Hanwa Co. Ltd.	Morgan Stanley & Co. International PLC	(893,137)	01/06/27	(0.25)%	1D P TONA	Monthly	15,178
Harbour Energy PLC	BNP Paribas SA	(5,214,571)	08/17/26	(0.10)%	1D SONIA	Monthly	(441,908)
Harbour Energy PLC	Morgan Stanley & Co. International PLC	(1,459,239)	01/27/27	(0.25)%	1D SONIA	Monthly	(29,838)
Harel Insurance Investments & Financial Services Ltd.	UBS AG	(1,543,906)	11/04/30	0.00%	SHIR	Monthly	28,799
Harley-Davidson, Inc.	Goldman Sachs Bank USA	(2,498,347)	08/18/26	(0.15)%	1D FEDL01	Monthly	(112,568)
Harmonic Drive Systems, Inc.	Bank of America N.A.	(3,612,149)	02/15/28	0.00%	1D P TONA	Monthly	(819,750)
Harmonic Drive Systems, Inc.	Bank of America N.A.	(69,464)	03/15/28	(0.25)%	1D P TONA	Monthly	(15,764)
Havas NV	BNP Paribas SA	(235,082)	01/13/28	(0.26)%	1D ESTR	Monthly	(3,947)
Hawaiian Electric Industries, Inc.	UBS AG	(4,560,074)	04/21/28	0.00%	1D OBFR01	Monthly	24,080
Hawkins, Inc.	BNP Paribas SA	(901,602)	05/17/27	(0.15)%	1D OBFR01	Monthly	(27,746)
Hays PLC	Bank of America N.A.	(163,649)	02/15/28	(0.25)%	1D SONIA	Monthly	(6,416)
Hays PLC	BNP Paribas SA	(167,903)	01/13/28	(0.25)%	1D SONIA	Monthly	(6,582)
Hays PLC	Morgan Stanley & Co. International PLC	(55,567)	01/04/27	(0.25)%	1D SONIA	Monthly	(605)
Hayward Holdings, Inc.	Morgan Stanley & Co. International PLC	(3,406,767)	01/04/27	(0.15)%	1D FEDL01	Monthly	32,489

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
HB Fuller Co.	SG Americas Securities LLC	$ (7,806,127)	12/08/27	(0.15)%	1D OBFR01	Monthly	$ 281,373
HBX Group International PLC	BNP Paribas SA	(293,467)	01/13/28	(0.26)%	1D ESTR	Monthly	(5,659)
HBX Group International PLC	Morgan Stanley & Co. International PLC	(2,803,507)	01/04/27	(0.26)%	1D ESTR	Monthly	(70,892)
HBX Group International PLC	SG Americas Securities LLC	(1,166,648)	12/08/27	(0.26)%	1D ESTR	Monthly	(15,572)
HBX Group International PLC	UBS AG	(2,017,714)	04/24/28	0.00%	1D ESTR	Monthly	(38,906)
HBX Group International PLC	UBS AG	(244,096)	01/03/31	0.00%	1D ESTR	Monthly	(4,707)
HCI Group, Inc.	Barclays Bank PLC	(8,431,036)	12/23/26	(0.15)%	1D OBFR01	Monthly	18,625
Headwater Exploration, Inc.	BNP Paribas SA	(113,329)	05/18/26	0.00%	CABROVER	Monthly	(60)
Health Catalyst, Inc.	Barclays Bank PLC	(38,363)	02/16/27	(0.75)%	1D OBFR01	Monthly	1,757
Health Catalyst, Inc.	UBS AG	(196,328)	01/14/31	0.00%	1D OBFR01	Monthly	(3,192)
Healthcare Realty Trust, Inc.	Bank of America N.A.	(30,633)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,513)
Healthcare Realty Trust, Inc., Class A	UBS AG	(1,201,995)	01/14/31	0.00%	1D OBFR01	Monthly	(59,358)
Healthpeak Properties, Inc.	Bank of America N.A.	(3,043,351)	02/15/28	(0.15)%	1D OBFR01	Monthly	182,247
Healthpeak Properties, Inc.	Barclays Bank PLC	(3,420,005)	02/16/27	(0.15)%	1D OBFR01	Monthly	50,985
Healthpeak Properties, Inc.	BNP Paribas SA	(4,410,562)	01/28/28	(0.15)%	1D OBFR01	Monthly	264,121
Healthpeak Properties, Inc.	Morgan Stanley & Co. International PLC	(4,675,034)	01/06/27	(0.15)%	1D FEDL01	Monthly	45,806
HealthStream, Inc.	Bank of America N.A.	(555,182)	02/15/28	(0.15)%	1D OBFR01	Monthly	7,388
HealthStream, Inc.	BNP Paribas SA	(989,111)	05/17/27	(0.15)%	1D OBFR01	Monthly	13,163
HealthStream, Inc.	UBS AG	(67,054)	04/21/28	0.00%	1D OBFR01	Monthly	892
HeartFlow, Inc.	BNP Paribas SA	(118,382)	05/17/27	(0.76)%	1D OBFR01	Monthly	(2,147)
Hecla Mining Co.	BNP Paribas SA	(7,693,506)	05/17/27	(0.15)%	1D OBFR01	Monthly	442,618
Hecla Mining Co.	BNP Paribas SA	(779,733)	01/28/28	(0.15)%	1D OBFR01	Monthly	44,859
Hecla Mining Co.	SG Americas Securities LLC	(7,480,264)	12/08/27	(0.15)%	1D OBFR01	Monthly	581,883
Hecla Mining Co.	UBS AG	(10,803)	01/14/31	0.00%	1D OBFR01	Monthly	622
HEICO Corp.	BNP Paribas SA	(1,106,049)	01/28/28	(0.15)%	1D OBFR01	Monthly	(19,517)
HEICO Corp., Class A	Bank of America N.A.	(55,054)	02/15/28	(0.15)%	1D OBFR01	Monthly	3,217
HEICO Corp., Class A	Barclays Bank PLC	(1,093,775)	02/16/27	(0.10)%	1D OBFR01	Monthly	(8,597)
HEICO Corp., Class A	BNP Paribas SA	(848,224)	01/28/28	(0.15)%	1D OBFR01	Monthly	49,558
HEICO Corp., Class A	UBS AG	(1,153,682)	01/22/31	0.00%	1D OBFR01	Monthly	67,405
Heineken Holding NV	Bank of America N.A.	(1,859,517)	02/15/28	(0.26)%	1D ESTR	Monthly	69,562
Heineken Holding NV	Morgan Stanley & Co. International PLC	(1,890,541)	01/06/27	(0.26)%	1D ESTR	Monthly	44,305
Heineken NV	SG Americas Securities LLC	(13,701,465)	12/08/27	(0.15)%	1D ESTR	Monthly	455,017
Heiwa Corp.	Barclays Bank PLC	(52,135)	01/20/27	(0.15)%	1D P TONA	Monthly	1,283
Heiwa Corp.	Barclays Bank PLC	(2,622,155)	05/12/27	(0.15)%	1D P TONA	Monthly	64,505
Heiwa Corp.	BNP Paribas SA	(1,616,919)	03/24/27	(0.25)%	1D TONA	Monthly	76,319
Heiwa Corp.	UBS AG	(180,736)	01/06/31	0.00%	1D P TONA	Monthly	8,531
Heiwa Real Estate Co. Ltd.	Bank of America N.A.	(158,787)	03/15/28	(0.15)%	1D P TONA	Monthly	5,187
Heiwa Real Estate Co. Ltd.	Barclays Bank PLC	(48,394)	01/20/27	(0.15)%	1D P TONA	Monthly	298
Heiwa Real Estate Co. Ltd.	UBS AG	(52,929)	01/06/31	0.00%	1D P TONA	Monthly	1,729
Heiwa Real Estate REIT, Inc.	Barclays Bank PLC	(977,506)	05/12/27	(0.15)%	1D P TONA	Monthly	205
Helios Technologies, Inc.	Barclays Bank PLC	(646,172)	12/23/26	(0.13)%	1D OBFR01	Monthly	(7,937)
Helios Technologies, Inc.	Goldman Sachs Bank USA	(1,685,730)	08/18/26	(0.15)%	1D FEDL01	Monthly	(23,996)
Helios Towers PLC	Barclays Bank PLC	(111,548)	12/10/26	(0.10)%	1D SONIA	Monthly	(900)
HelloFresh SE	Barclays Bank PLC	(211,940)	02/19/27	(0.26)%	1D ESTR	Monthly	(1,668)
HelloFresh SE	BNP Paribas SA	(32,043)	01/13/28	(0.26)%	1D ESTR	Monthly	(4,315)
HelloFresh SE	UBS AG	(34,795)	01/03/31	0.00%	1D ESTR	Monthly	(4,685)
Helvetia Holding AG	Barclays Bank PLC	(3,607,516)	12/11/26	(0.26)%	SSARON	Monthly	107,283
Helvetia Holding AG	BNP Paribas SA	(2,766,226)	08/17/26	(0.26)%	SSARON	Monthly	40,289
Helvetia Holding AG	BNP Paribas SA	(83,193)	01/14/28	(0.26)%	SSARON	Monthly	1,212
Hemnet Group AB	BNP Paribas SA	(86,911)	11/17/27	(0.25)%	1D STIBOR	Monthly	(5,389)
Henkel AG & Co KGaA	Bank of America N.A.	(236,908)	02/15/28	(0.10)%	1D ESTR	Monthly	11,691
Hensoldt AG	BNP Paribas SA	(7,318,529)	08/17/26	(0.26)%	1D ESTR	Monthly	368,533
Hensoldt AG	BNP Paribas SA	(2,336,034)	01/13/28	(0.26)%	1D ESTR	Monthly	117,634
Herbalife Ltd.	Bank of America N.A.	(609,959)	02/15/28	(0.15)%	1D OBFR01	Monthly	7,545
Herbalife Ltd.	Barclays Bank PLC	(1,078,143)	12/23/26	(0.15)%	1D OBFR01	Monthly	(6,534)
Herbalife Ltd.	Barclays Bank PLC	(191,551)	02/16/27	(0.15)%	1D OBFR01	Monthly	(777)
Herbalife Ltd.	BNP Paribas SA	(1,682,092)	05/17/27	(0.15)%	1D OBFR01	Monthly	28,881
Herbalife Ltd.	BNP Paribas SA	(329,946)	01/28/28	(0.15)%	1D OBFR01	Monthly	5,665
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Herbalife Ltd.	Goldman Sachs Bank USA	$ (2,228,855)	08/19/26	(0.15)%	1D FEDL01	Monthly	$ 38,269
Herc Holdings, Inc.	Barclays Bank PLC	(1,639,796)	12/23/26	(0.15)%	1D OBFR01	Monthly	(289,769)
Hermes International SCA	Bank of America N.A.	(2,397,481)	02/15/28	0.00%	1D ESTR	Monthly	9,931
Hermes International SCA	Citibank N.A.	(1,690,550)	07/06/26	(0.26)%	1D ESTR	Monthly	7,021
Hermes International SCA	Goldman Sachs Bank USA	(50,187,437)	08/19/26	(0.05)%	1D ESTR	Monthly	200,021
Hermes International SCA	JPMorgan Chase Bank N.A.	(24,790,176)	02/10/27	0.00%	1D ESTR	Monthly	1,934,358
Hermes International SCA	UBS AG	(4,283,590)	09/03/29	0.00%	1D ESTR	Monthly	21,201
Hermes International SCA	UBS AG	(7,909,351)	01/20/31	0.00%	1D ESTR	Monthly	31,201
Heron Therapeutics, Inc.	Barclays Bank PLC	(312,343)	02/16/27	(0.15)%	1D OBFR01	Monthly	(55,119)
Heron Therapeutics, Inc.	UBS AG	(30,224)	01/14/31	0.00%	1D OBFR01	Monthly	(7,686)
Hess Midstream LP, Class A	Bank of America N.A.	(124,229)	02/15/28	(0.15)%	1D OBFR01	Monthly	(6,170)
Hess Midstream LP, Class A	UBS AG	(59,279)	01/14/31	0.00%	1D OBFR01	Monthly	(2,929)
Hewlett Packard Enterprise Co.	BNP Paribas SA	(139,129)	05/17/27	(0.15)%	1D OBFR01	Monthly	(60)
Hexcel Corp.	Barclays Bank PLC	(5,235,536)	12/23/26	(0.15)%	1D OBFR01	Monthly	(403,704)
Hexcel Corp.	Barclays Bank PLC	(2,332,134)	02/23/27	(0.15)%	1D OBFR01	Monthly	(179,827)
Hexpol AB, Class B	Barclays Bank PLC	(2,482,582)	01/18/27	(0.26)%	1D STIBOR	Monthly	111,984
HF Sinclair Corp.	Bank of America N.A.	(4,193,271)	02/15/28	0.00%	1D OBFR01	Monthly	(600,952)
Hiab OYJ, Class B	Bank of America N.A.	(86,186)	02/15/28	(0.26)%	1D ESTR	Monthly	(8,630)
Hiab OYJ, Class B	Barclays Bank PLC	(10,866,716)	12/10/26	(0.10)%	1D ESTR	Monthly	(1,529,662)
Hikari Tsushin, Inc.	Barclays Bank PLC	(7,340,206)	01/26/27	(0.20)%	1D P TONA	Monthly	225,114
Hikari Tsushin, Inc.	Barclays Bank PLC	(11,099,280)	05/12/27	(0.20)%	1D P TONA	Monthly	341,650
Hikari Tsushin, Inc.	Barclays Bank PLC	(44,893,862)	09/09/27	(0.20)%	1D P TONA	Monthly	1,377,667
Hill & Smith PLC	Barclays Bank PLC	(135,137)	12/10/26	(0.25)%	1D SONIA	Monthly	(27)
Hill & Smith PLC	SG Americas Securities LLC	(101,464)	12/08/27	0.10%	1D SONIA	Monthly	(12,158)
Hill & Smith PLC	UBS AG	(108,204)	04/24/28	0.00%	1D SONIA	Monthly	(4,403)
Hillman Solutions Corp.	Barclays Bank PLC	(3,162,006)	12/23/26	(0.15)%	1D OBFR01	Monthly	269,409
Hilton Food Group PLC	Bank of America N.A.	(288,936)	02/15/28	(0.25)%	1D SONIA	Monthly	(7,430)
Hilton Food Group PLC	BNP Paribas SA	(57,873)	01/13/28	(0.25)%	1D SONIA	Monthly	(1,488)
Hilton Grand Vacations, Inc.	BNP Paribas SA	(101,250)	05/17/27	(0.15)%	1D OBFR01	Monthly	(1,849)
Hilton Grand Vacations, Inc.	BNP Paribas SA	(19,757)	01/28/28	(0.15)%	1D OBFR01	Monthly	171
Hilton Worldwide Holdings, Inc.	BNP Paribas SA	(6,446,991)	01/24/28	(0.15)%	1D OBFR01	Monthly	204,106
Hilton Worldwide Holdings, Inc.	Goldman Sachs Bank USA	(1,447,731)	08/18/26	(0.15)%	1D FEDL01	Monthly	13,397
Hioki EE Corp.	Barclays Bank PLC	(92,824)	01/20/27	(0.17)%	1D P TONA	Monthly	(6,961)
Hioki EE Corp.	Citibank N.A.	(2,618,952)	02/24/27	(0.23)%	1D P TONA	Monthly	(196,407)
Hioki EE Corp.	Goldman Sachs Bank USA	(415,298)	08/19/26	(0.25)%	1D P TONA	Monthly	(147,774)
Hioki EE Corp.	UBS AG	(110,396)	04/03/28	0.00%	1D P TONA	Monthly	(39,282)
Hirogin Holdings, Inc.	Bank of America N.A.	(166,574)	03/15/28	(0.15)%	1D P TONA	Monthly	4,730
Hirogin Holdings, Inc.	Barclays Bank PLC	(107,105)	01/20/27	(0.15)%	1D P TONA	Monthly	(2,759)
Hirogin Holdings, Inc.	UBS AG	(162,926)	01/06/31	0.00%	1D P TONA	Monthly	4,627
HIS Co. Ltd.	Barclays Bank PLC	(348,752)	01/20/27	(0.17)%	1D P TONA	Monthly	(720)
Hiscox Ltd.	Barclays Bank PLC	(60,656)	12/10/26	(0.25)%	1D SONIA	Monthly	55
Hiscox Ltd.	Barclays Bank PLC	(656,866)	08/18/27	(0.25)%	1D SONIA	Monthly	433
Hiscox Ltd.	BNP Paribas SA	(1,938,839)	08/17/26	(0.10)%	1D SONIA	Monthly	41,312
Hiscox Ltd.	SG Americas Securities LLC	(10,532,386)	12/08/27	(0.25)%	1D SONIA	Monthly	187,366
Hiscox Ltd.	UBS AG	(1,714,304)	04/18/28	0.00%	1D SONIA	Monthly	17,604
Hiscox Ltd.	UBS AG	(7,673,317)	09/03/29	0.00%	1D SONIA	Monthly	194,587
Hitachi Construction Machinery Co. Ltd.	Barclays Bank PLC	(1,810,283)	09/09/27	(0.15)%	1D P TONA	Monthly	(30,890)
Hitachi Construction Machinery Co. Ltd.	Citibank N.A.	(11,081,958)	02/24/27	(0.15)%	1D P TONA	Monthly	(189,101)
Hitachi Ltd.	Goldman Sachs Bank USA	(2,823,734)	08/19/26	0.20%	1D P TONA	Monthly	89,077
Hitachi Ltd.	UBS AG	(86,692)	01/06/31	0.00%	1D P TONA	Monthly	4,016
Hitachi Zosen Corp.	Citibank N.A.	(771,645)	02/24/27	(0.15)%	1D P TONA	Monthly	3,994
HKT Trust & HKT Ltd.	Bank of America N.A.	(144,945)	02/15/28	(0.15)%	HONIA	Monthly	(4,293)
HKT Trust & HKT Ltd.	Barclays Bank PLC	(4,097,451)	05/13/27	(0.30)%	HONIA	Monthly	(11,457)
HKT Trust & HKT Ltd.	Barclays Bank PLC	(980,277)	09/09/27	(0.30)%	HONIA	Monthly	(2,746)
HKT Trust & HKT Ltd.	Morgan Stanley & Co. International PLC	(1,152,521)	01/06/27	(0.30)%	HONIA	Monthly	(5,695)
HKT Trust & HKT Ltd.	SG Americas Securities LLC	(2,263,801)	12/08/27	(0.28)%	1D HIBOR	Monthly	(89,940)
HMC Capital Ltd.	UBS AG	(185,793)	01/03/31	0.00%	1D AONIA	Monthly	(14,301)
HMS Networks AB	Bank of America N.A.	(1,655,786)	02/15/28	(0.26)%	1D STIBOR	Monthly	(219,936)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
HMS Networks AB	BNP Paribas SA	$ (2,396,844)	11/17/27	(0.25)%	1D STIBOR	Monthly	$ (318,370)
HMS Networks AB	UBS AG	(591,816)	04/24/28	0.00%	TN STIBOR	Monthly	(78,610)
Hochschild Mining PLC	Bank of America N.A.	(101,323)	02/15/28	(0.25)%	1D SONIA	Monthly	5,002
Hochschild Mining PLC	Citibank N.A.	(3,282,097)	07/06/26	(0.25)%	1D SONIA	Monthly	192,462
Hochschild Mining PLC	UBS AG	(74,533)	01/03/31	0.00%	1D SONIA	Monthly	3,680
HOCHTIEF AG	Bank of America N.A.	(295,921)	02/15/28	(0.26)%	1D ESTR	Monthly	(423)
HOCHTIEF AG	BNP Paribas SA	(1,924,484)	08/17/26	(0.26)%	1D ESTR	Monthly	(2,557)
HOCHTIEF AG	SG Americas Securities LLC	(1,340,597)	12/08/27	(0.26)%	1D ESTR	Monthly	(40,548)
Hokkoku Financial Holdings, Inc.	Morgan Stanley & Co. International PLC	(92,175)	01/06/27	(0.25)%	1D P TONA	Monthly	(997)
Hokuhoku Financial Group, Inc.	Barclays Bank PLC	(334,521)	01/20/27	(0.20)%	1D P TONA	Monthly	(8,585)
Hokuhoku Financial Group, Inc.	SG Americas Securities LLC	(402,568)	12/08/27	(0.25)%	1D P TONA	Monthly	36,588
Hollywood Bowl Group PLC	Bank of America N.A.	(188,444)	02/15/28	(0.25)%	1D SONIA	Monthly	11,146
Hollywood Bowl Group PLC	BNP Paribas SA	(350)	01/13/28	(0.25)%	1D SONIA	Monthly	21
Hollywood Bowl Group PLC	UBS AG	(284,193)	01/03/31	0.00%	1D SONIA	Monthly	16,810
Holmen AB, Class B	Barclays Bank PLC	(380,125)	02/19/27	(0.26)%	1D STIBOR	Monthly	17,797
Holmen AB, Class B	BNP Paribas SA	(933,128)	01/13/28	(0.26)%	1D STIBOR	Monthly	46,349
Holmen AB, Class B	SG Americas Securities LLC	(3,484,216)	12/08/27	(0.25)%	1D STIBOR	Monthly	206,411
Holmen AB, Class B	UBS AG	(2,213,244)	04/18/28	0.00%	TN STIBOR	Monthly	109,934
Holmen AB, Class B	UBS AG	(16,313,007)	09/03/29	0.00%	TN STIBOR	Monthly	810,281
Holmen AB, Class B	UBS AG	(2,555,923)	01/03/31	0.00%	TN STIBOR	Monthly	126,955
Home BancShares, Inc.	Bank of America N.A.	(409,959)	02/15/28	(0.15)%	1D OBFR01	Monthly	11,853
Home BancShares, Inc.	BNP Paribas SA	(322,964)	01/28/28	(0.15)%	1D OBFR01	Monthly	9,338
Home Depot, Inc.	BNP Paribas SA	(42,690,798)	05/17/27	0.20%	1D OBFR01	Monthly	1,273,506
Honda Motor Co. Ltd.	Barclays Bank PLC	(2,425,791)	05/12/27	(0.20)%	1D P TONA	Monthly	49,074
Honda Motor Co. Ltd.	Barclays Bank PLC	(35,788,723)	09/09/27	(0.20)%	1D P TONA	Monthly	1,411,111
Honda Motor Co. Ltd.	BNP Paribas SA	(7,867,347)	09/09/26	(0.25)%	1D TONA	Monthly	89,662
Honda Motor Co. Ltd.	Citibank N.A.	(3,170,022)	02/24/27	(0.24)%	1D P TONA	Monthly	106,823
Honeywell International, Inc.	Bank of America N.A.	(6,203,885)	02/15/28	(0.15)%	1D OBFR01	Monthly	477,201
Honeywell International, Inc.	Barclays Bank PLC	(11,543,586)	12/23/26	0.10%	1D OBFR01	Monthly	295,976
Honeywell International, Inc.	Barclays Bank PLC	(2,254,202)	02/16/27	(0.10)%	1D OBFR01	Monthly	(12,338)
Honeywell International, Inc.	BNP Paribas SA	(15,882,490)	01/28/28	(0.15)%	1D OBFR01	Monthly	1,156,733
Honeywell International, Inc.	UBS AG	(10,509,616)	01/14/31	0.00%	1D OBFR01	Monthly	808,397
Hong Kong & China Gas Co. Ltd.	Bank of America N.A.	(3,987,478)	02/15/28	0.00%	HONIA	Monthly	10,146
Hong Kong & China Gas Co. Ltd.	Bank of America N.A.	(5,293,432)	02/15/28	(0.30)%	HONIA	Monthly	13,469
Hong Kong & China Gas Co. Ltd.	UBS AG	(3,889,830)	04/18/28	0.00%	HONIA	Monthly	9,709
Hong Kong & China Gas Co. Ltd.	UBS AG	(5,929,238)	09/03/29	0.00%	HONIA	Monthly	15,087
Hong Kong & China Gas Co. Ltd.	UBS AG	(1,151,876)	01/20/31	0.00%	HONIA	Monthly	2,931
Hong Kong Exchanges & Clearing Ltd.	Barclays Bank PLC	(53,189)	01/20/27	(0.15)%	HONIA	Monthly	(74)
Hong Kong Exchanges & Clearing Ltd.	BNP Paribas SA	(718,851)	01/14/28	(0.30)%	HONIA	Monthly	(5,522)
Horiba Ltd.	Barclays Bank PLC	(464,431)	01/20/27	(0.15)%	1D P TONA	Monthly	(8,974)
Hormel Foods Corp.	Bank of America N.A.	(642,733)	02/15/28	(0.15)%	1D OBFR01	Monthly	(25,199)
Hormel Foods Corp.	Barclays Bank PLC	(88,249)	02/16/27	(0.15)%	1D OBFR01	Monthly	(165)
Hormel Foods Corp.	BNP Paribas SA	(175,197)	01/28/28	(0.15)%	1D OBFR01	Monthly	(6,869)
Hormel Foods Corp.	SG Americas Securities LLC	(10,116,657)	12/08/27	(0.13)%	1D OBFR01	Monthly	79,475
Hornbach Holding AG & Co KGaA	Citibank N.A.	(101,161)	06/25/26	(0.26)%	1D ESTR	Monthly	858
Hoshizaki Corp.	Goldman Sachs Bank USA	(146,595)	08/19/26	(0.25)%	1D P TONA	Monthly	279
Hoshizaki Corp.	Morgan Stanley & Co. International PLC	(983,619)	01/06/27	(0.25)%	1D P TONA	Monthly	(4,824)
Host Hotels & Resorts, Inc.	BNP Paribas SA	(8,061,126)	01/24/28	0.05%	1D OBFR01	Monthly	(162,733)
Host Hotels & Resorts, Inc.	BNP Paribas SA	(480,283)	01/28/28	0.00%	1D OBFR01	Monthly	(23)
Host Hotels & Resorts, Inc.	UBS AG	(2,253,835)	01/14/31	0.00%	1D OBFR01	Monthly	(39,806)
House Foods Group, Inc.	Barclays Bank PLC	(89,558)	01/20/27	(0.19)%	1D P TONA	Monthly	1,246
House Foods Group, Inc.	Barclays Bank PLC	(8,755,298)	05/12/27	(0.19)%	1D P TONA	Monthly	121,833
House Foods Group, Inc.	UBS AG	(194,491)	01/06/31	0.00%	1D P TONA	Monthly	6,348
Hovnanian Enterprises, Inc., Class A	Citibank N.A.	(102,114)	06/25/26	(0.15)%	1D OBFR01	Monthly	8,002
Howden Joinery Group PLC	BNP Paribas SA	(3,593,637)	03/22/27	(0.10)%	1D SONIA	Monthly	216,361
Howden Joinery Group PLC	BNP Paribas SA	(47,060)	01/13/28	(0.10)%	1D SONIA	Monthly	2,833
Howden Joinery Group PLC	BNP Paribas SA	(7,244,852)	01/19/28	(0.10)%	1D SONIA	Monthly	436,189
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Howden Joinery Group PLC	SG Americas Securities LLC	$ (6,106,980)	12/08/27	(0.25)%	1D SONIA	Monthly	$ 449,965
Howmet Aerospace, Inc.	Barclays Bank PLC	(3,294,998)	02/23/27	(0.10)%	1D OBFR01	Monthly	(29,547)
Hoya Corp.	Bank of America N.A.	(54,941)	03/15/28	(0.15)%	1D P TONA	Monthly	(1,083)
Hoya Corp.	Barclays Bank PLC	(348,009)	01/20/27	(0.15)%	1D P TONA	Monthly	(6,804)
Hoya Corp.	Barclays Bank PLC	(3,388,506)	05/12/27	(0.15)%	1D P TONA	Monthly	(66,253)
Hoya Corp.	Barclays Bank PLC	(15,312,382)	09/09/27	(0.15)%	1D P TONA	Monthly	(299,393)
Hoya Corp.	UBS AG	(57,545)	01/06/31	0.00%	1D P TONA	Monthly	1,522
HP, Inc.	Bank of America N.A.	(76,305)	02/15/28	(0.15)%	1D OBFR01	Monthly	(6,468)
HP, Inc.	BNP Paribas SA	(8,704,921)	01/24/28	(0.15)%	1D OBFR01	Monthly	(737,859)
HP, Inc.	BNP Paribas SA	(742,316)	01/28/28	(0.15)%	1D OBFR01	Monthly	(62,921)
Huber + Suhner AG, Class N	BNP Paribas SA	(40,436)	01/14/28	(0.10)%	SSARON	Monthly	(4,000)
Huber + Suhner AG, Class N	Citibank N.A.	(818,027)	02/24/27	(0.26)%	SSARON	Monthly	(6,791)
Huber + Suhner AG, Class N	UBS AG	(342,221)	04/02/30	0.00%	SSARON	Monthly	(7,165)
Huber + Suhner AG, Class N	UBS AG	(246,315)	01/07/31	0.00%	SSARON	Monthly	(24,365)
HubSpot, Inc.	BNP Paribas SA	(650,530)	05/17/27	(0.10)%	1D OBFR01	Monthly	23,615
Hudbay Minerals, Inc.	BNP Paribas SA	(238,941)	01/24/28	(0.20)%	CABROVER	Monthly	19,358
Hufvudstaden AB, Class A	Citibank N.A.	(123,521)	07/29/26	(0.26)%	TN STIBOR	Monthly	3,741
Hulic Co. Ltd.	Bank of America N.A.	(65,536)	03/15/28	(0.15)%	1D P TONA	Monthly	4,632
Hulic Co. Ltd.	Barclays Bank PLC	(247,743)	01/20/27	(0.15)%	1D P TONA	Monthly	8,639
Hulic Co. Ltd.	Barclays Bank PLC	(2,177,882)	05/12/27	(0.15)%	1D P TONA	Monthly	62,040
Huntington Ingalls Industries, Inc.	Bank of America N.A.	(56,534)	02/15/28	(0.15)%	1D OBFR01	Monthly	4,805
Huntington Ingalls Industries, Inc.	Barclays Bank PLC	(1,227,580)	02/16/27	(0.15)%	1D OBFR01	Monthly	8,666
Huntington Ingalls Industries, Inc.	BNP Paribas SA	(810,252)	01/28/28	(0.15)%	1D OBFR01	Monthly	25,935
Huntington Ingalls Industries, Inc.	UBS AG	(2,584,446)	01/14/31	0.00%	1D OBFR01	Monthly	200,532
Huron Consulting Group, Inc.	Barclays Bank PLC	(527,984)	02/16/27	(0.15)%	1D OBFR01	Monthly	(13,361)
Hyakugo Bank Ltd.	Barclays Bank PLC	(107,101)	05/12/27	(0.20)%	1D P TONA	Monthly	(5,555)
Hyakujushi Bank Ltd.	Barclays Bank PLC	(845,484)	05/12/27	(0.20)%	1D P TONA	Monthly	(32,258)
Hyakujushi Bank Ltd.	Morgan Stanley & Co. International PLC	(857,227)	01/06/27	(0.25)%	1D P TONA	Monthly	(32,706)
Hyatt Hotels Corp., Class A	Bank of America N.A.	(18,798)	02/15/28	(0.15)%	1D OBFR01	Monthly	(473)
Hyatt Hotels Corp., Class A	BNP Paribas SA	(318,420)	01/28/28	(0.15)%	1D OBFR01	Monthly	(8,006)
Hyatt Hotels Corp., Class A	SG Americas Securities LLC	(7,459,926)	12/08/27	(0.15)%	1D OBFR01	Monthly	(781,502)
Hyatt Hotels Corp., Class A	UBS AG	(2,173,589)	01/22/31	0.00%	1D OBFR01	Monthly	(53,249)
Hydro One Ltd.	BNP Paribas SA	(11,228,799)	08/17/26	(0.20)%	CABROVER	Monthly	(17,343)
Hydro One Ltd.	Morgan Stanley & Co. International PLC	(13,904,456)	01/06/27	(0.20)%	CABROVER	Monthly	(361,790)
Hyperliquid Strategies, Inc.	UBS AG	(149,606)	01/14/31	0.00%	1D OBFR01	Monthly	11,261
Hypoport SE	Barclays Bank PLC	(104,696)	02/19/27	(0.90)%	1D ESTR	Monthly	5,887
Hyster-Yale Materials Handling, Inc., Class A	BNP Paribas SA	(872,377)	05/17/27	(0.15)%	1D OBFR01	Monthly	(53,234)
Hyster-Yale Materials Handling, Inc., Class A	SG Americas Securities LLC	(177,287)	12/08/27	(0.15)%	1D OBFR01	Monthly	(21,563)
I3 Verticals, Inc., Class A	Morgan Stanley & Co. International PLC	(1,144,994)	01/04/27	(0.15)%	1D FEDL01	Monthly	(12,317)
I3 Verticals, Inc., Class A	UBS AG	(4,197,132)	04/21/28	0.00%	1D OBFR01	Monthly	(286,304)
iA Financial Corp., Inc.	Morgan Stanley & Co. International PLC	(7,267,547)	01/04/27	(0.20)%	CABROVER	Monthly	(37,608)
iA Financial Corp., Inc.	Morgan Stanley & Co. International PLC	(8,396,833)	01/06/27	(0.20)%	CABROVER	Monthly	(40,113)
IAC, Inc.	BNP Paribas SA	(212,585)	05/17/27	0.00%	1D OBFR01	Monthly	33
IAMGOLD Corp.	Barclays Bank PLC	(894,081)	10/23/26	(0.15)%	CABROVER	Monthly	29,866
IAMGOLD Corp.	Morgan Stanley & Co. International PLC	(10,003,775)	01/06/27	(0.20)%	CABROVER	Monthly	334,164
Iberdrola SA	Barclays Bank PLC	(475,309)	12/10/26	(0.26)%	1D OBFR01	Monthly	(702)
Iberdrola SA	Barclays Bank PLC	(3,531,553)	08/18/27	(0.26)%	1D OBFR01	Monthly	(5,217)
Iberdrola SA	Goldman Sachs Bank USA	(16,590,328)	08/19/26	(0.26)%	1D ESTR	Monthly	(19,474)
Iberdrola SA	Morgan Stanley & Co. International PLC	(6,390,448)	01/06/27	(0.26)%	1D ESTR	Monthly	(15,002)
Iberdrola SA	SG Americas Securities LLC	(22,851,779)	12/08/27	(0.26)%	1D ESTR	Monthly	(69,720)
Ibiden Co. Ltd.	Barclays Bank PLC	(1,559,580)	01/26/27	(0.20)%	1D P TONA	Monthly	(304,977)
Ibiden Co. Ltd.	Barclays Bank PLC	(5,179,522)	05/12/27	(0.20)%	1D P TONA	Monthly	(1,012,860)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Ibiden Co. Ltd.	Barclays Bank PLC	$ (4,778,896)	09/09/27	(0.20)%	1D P TONA	Monthly	$ (934,517)
Ibiden Co. Ltd.	Morgan Stanley & Co. International PLC	(550,861)	01/06/27	(0.25)%	1D P TONA	Monthly	(107,721)
Ibiden Co. Ltd.	UBS AG	(4,271,943)	09/03/29	0.00%	1D P TONA	Monthly	(1,826,355)
Ibstock PLC	Bank of America N.A.	(1,851,834)	02/15/28	(0.25)%	1D SONIA	Monthly	95,932
Ibstock PLC	BNP Paribas SA	(2,347,494)	03/17/27	(0.25)%	1D SONIA	Monthly	121,609
Ibstock PLC	BNP Paribas SA	(545,531)	01/13/28	(0.25)%	1D SONIA	Monthly	28,261
Ibstock PLC	UBS AG	(1,307,543)	04/24/28	0.00%	1D SONIA	Monthly	67,736
ICADE	Morgan Stanley & Co. International PLC	(2,838,180)	01/04/27	(0.26)%	1D ESTR	Monthly	14,791
ICF International, Inc.	BNP Paribas SA	(796,646)	01/28/28	(0.10)%	1D OBFR01	Monthly	15,266
ICF International, Inc.	UBS AG	(61,887)	01/14/31	0.00%	1D OBFR01	Monthly	(3,825)
ICG PLC	Bank of America N.A.	(1,130,754)	02/15/28	(0.25)%	1D SONIA	Monthly	(19,585)
ICG PLC	BNP Paribas SA	(207,524)	01/13/28	(0.10)%	1D SONIA	Monthly	(3,594)
Ichibanya Co. Ltd.	Barclays Bank PLC	(155,628)	05/12/27	(1.50)%	1D P TONA	Monthly	(735)
Ichibanya Co. Ltd.	UBS AG	(160,937)	04/03/28	0.00%	1D P TONA	Monthly	(400)
Ichigo, Inc.	Barclays Bank PLC	(405,431)	01/20/27	(0.15)%	1D P TONA	Monthly	7,499
Ichigo, Inc.	Barclays Bank PLC	(6,591,822)	05/12/27	(0.15)%	1D P TONA	Monthly	121,510
Ichor Holdings Ltd.	Barclays Bank PLC	(40,884)	02/16/27	(0.10)%	1D OBFR01	Monthly	(281)
Ichor Holdings Ltd.	Morgan Stanley & Co. International PLC	(8,802,350)	01/04/27	(0.15)%	1D FEDL01	Monthly	(60,456)
ICL Group Ltd.	Barclays Bank PLC	(3,793,561)	02/22/27	(3.00)%	SHIR	Monthly	(44,800)
ICU Medical, Inc.	Barclays Bank PLC	(3,369,224)	12/23/26	(0.15)%	1D OBFR01	Monthly	212,331
IDACORP, Inc.	BNP Paribas SA	(63,232)	01/24/28	0.00%	1D OBFR01	Monthly	(1)
IDACORP, Inc.	SG Americas Securities LLC	(6,076,254)	12/08/27	(0.15)%	1D OBFR01	Monthly	(59,388)
Idemitsu Kosan Co. Ltd.	Barclays Bank PLC	(653,773)	01/20/27	(0.15)%	1D P TONA	Monthly	21,461
Idemitsu Kosan Co. Ltd.	Barclays Bank PLC	(5,273,536)	01/26/27	(0.15)%	1D P TONA	Monthly	173,107
Idemitsu Kosan Co. Ltd.	UBS AG	(323,863)	01/06/31	0.00%	1D P TONA	Monthly	36,370
Idemitsu Kosan Co. Ltd.	UBS AG	(3,015,012)	01/20/31	0.00%	1D P TONA	Monthly	338,591
IDEX Corp.	Barclays Bank PLC	(45,678,129)	12/23/26	(0.14)%	1D OBFR01	Monthly	(3,180,180)
IDEX Corp.	BNP Paribas SA	(6,556,961)	01/28/28	(0.15)%	1D OBFR01	Monthly	(295,946)
IDEX Corp.	UBS AG	(1,963,604)	01/14/31	0.00%	1D OBFR01	Monthly	(135,163)
IDEXX Laboratories, Inc.	Barclays Bank PLC	(5,948,414)	02/23/27	(0.12)%	1D OBFR01	Monthly	153,667
IDEXX Laboratories, Inc.	Morgan Stanley & Co. International PLC	(4,522,100)	01/06/27	(0.15)%	1D FEDL01	Monthly	125,428
IDP Education Ltd.	Barclays Bank PLC	(386,145)	01/20/27	(0.15)%	1D AONIA	Monthly	22,070
IG Group Holdings PLC	UBS AG	(868,422)	09/03/29	0.00%	1D SONIA	Monthly	6,879
IHI Corp.	Barclays Bank PLC	(117,045)	01/20/27	(0.15)%	1D P TONA	Monthly	7,452
IHI Corp.	UBS AG	(3,022,997)	09/03/29	0.00%	1D P TONA	Monthly	281,336
IHI Corp.	UBS AG	(24,168)	01/06/31	0.00%	1D P TONA	Monthly	2,249
Iida Group Holdings Co. Ltd.	Barclays Bank PLC	(601,763)	05/12/27	(0.16)%	1D P TONA	Monthly	7,700
Iino Kaiun Kaisha Ltd.	Barclays Bank PLC	(7,014,482)	05/12/27	(0.20)%	1D P TONA	Monthly	(51,750)
Illumina, Inc.	BNP Paribas SA	(65,016)	01/24/28	0.00%	1D OBFR01	Monthly	(1)
Iluka Resources Ltd.	Bank of America N.A.	(72,910)	02/15/28	(0.15)%	1D AONIA	Monthly	(7,748)
Iluka Resources Ltd.	BNP Paribas SA	(4,350,658)	03/22/27	(0.50)%	1D AONIA	Monthly	(462,335)
IMCD NV	BNP Paribas SA	(136,658)	01/13/28	(0.26)%	1D ESTR	Monthly	(10,910)
IMCD NV	Goldman Sachs Bank USA	(1,940,006)	08/19/26	(0.26)%	1D ESTR	Monthly	(154,884)
IMCD NV	JPMorgan Chase Bank N.A.	(12,090,912)	02/10/27	(0.26)%	1D ESTR	Monthly	(1,294,229)
IMCD NV	JPMorgan Chase Bank N.A.	(2,562,975)	02/10/27	(0.26)%	1D ESTR	Monthly	(274,345)
IMCD NV	SG Americas Securities LLC	(39,937)	12/08/27	(0.26)%	1D ESTR	Monthly	(4,275)
IMCD NV	UBS AG	(3,860,303)	04/18/28	0.00%	1D ESTR	Monthly	(308,194)
IMCD NV	UBS AG	(11,861,629)	09/03/29	0.00%	1D ESTR	Monthly	(946,994)
Immix Biopharma, Inc.	UBS AG	(45,365)	01/14/31	0.00%	1D OBFR01	Monthly	3,511
Imperial Brands PLC	BNP Paribas SA	(550,161)	01/19/28	(0.10)%	1D SONIA	Monthly	7,284
Imperial Oil Ltd.	Citibank N.A.	(4,860,864)	02/24/28	(0.20)%	1D CORRA	Monthly	(249,180)
Impinj, Inc.	SG Americas Securities LLC	(5,329,374)	12/08/27	(0.15)%	1D OBFR01	Monthly	(1,982,999)
Incyte Corp.	Bank of America N.A.	(1,029,648)	02/15/28	(0.15)%	1D OBFR01	Monthly	19,405
Incyte Corp.	Barclays Bank PLC	(890,782)	02/16/27	(0.15)%	1D OBFR01	Monthly	13,536
Incyte Corp.	BNP Paribas SA	(2,057,452)	01/28/28	(0.15)%	1D OBFR01	Monthly	38,776
Incyte Corp.	UBS AG	(586,387)	01/14/31	0.00%	1D OBFR01	Monthly	11,051
Incyte Corp.	UBS AG	(786,214)	01/22/31	0.00%	1D OBFR01	Monthly	13,479
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Independence Realty Trust, Inc.	Barclays Bank PLC	$ (244,358)	12/23/26	(0.15)%	1D OBFR01	Monthly	$ (12,770)
Independence Realty Trust, Inc.	BNP Paribas SA	(349,119)	01/28/28	(0.15)%	1D OBFR01	Monthly	(2,052)
Independent Bank Corp.	SG Americas Securities LLC	(11,421,810)	12/08/27	(0.15)%	1D OBFR01	Monthly	305,038
Indivior Pharmaceuticals, Inc.	UBS AG	(372,256)	01/14/31	0.00%	1D OBFR01	Monthly	(48,764)
Indra Sistemas SA	Bank of America N.A.	(395,447)	02/15/28	(0.26)%	1D ESTR	Monthly	8,433
Indra Sistemas SA	Barclays Bank PLC	(212,060)	08/18/27	(0.26)%	1D ESTR	Monthly	19,617
Indra Sistemas SA	BNP Paribas SA	(391,160)	08/17/26	(0.45)%	1D ESTR	Monthly	31,522
Indra Sistemas SA	SG Americas Securities LLC	(4,040,559)	12/08/27	(0.28)%	1D ESTR	Monthly	306,152
Indra Sistemas SA	UBS AG	(13,889,517)	09/03/29	0.00%	1D ESTR	Monthly	1,119,317
Industria de Diseno Textil SA	Bank of America N.A.	(138,181)	02/15/28	(0.10)%	1D ESTR	Monthly	4,774
Industria de Diseno Textil SA	UBS AG	(4,160,791)	01/20/31	0.00%	1D ESTR	Monthly	143,736
Industrie De Nora SpA	BNP Paribas SA	(85,535)	03/17/27	(0.26)%	1D ESTR	Monthly	(3,750)
Industrivarden AB, Class A	BNP Paribas SA	(3,094,357)	11/16/27	(0.25)%	1D STIBOR	Monthly	28,151
Indutrade AB	BNP Paribas SA	(1,261,829)	01/13/28	0.00%	1D STIBOR	Monthly	(6,639)
Indutrade AB	UBS AG	(2,141,004)	01/03/31	0.00%	TN STIBOR	Monthly	54,831
Infineon Technologies AG, Class N	Bank of America N.A.	(5,512,787)	02/15/28	0.00%	1D ESTR	Monthly	(1,552,107)
Infineon Technologies AG, Class N	BNP Paribas SA	(62,604,611)	03/24/27	0.00%	1D ESTR	Monthly	(17,626,121)
Infineon Technologies AG, Class N	Citibank N.A.	(26,105,783)	07/06/26	(0.05)%	1D ESTR	Monthly	(1,804,202)
Infineon Technologies AG, Class N	Goldman Sachs Bank USA	(47,404,569)	08/19/26	(0.01)%	1D ESTR	Monthly	(6,038,936)
Infineon Technologies AG, Class N	JPMorgan Chase Bank N.A.	(5,922,249)	02/10/27	(0.26)%	1D ESTR	Monthly	(2,008,826)
Infineon Technologies AG, Class N	Morgan Stanley & Co. International PLC	(5,894,790)	01/04/27	(0.26)%	1D ESTR	Monthly	(862,547)
Infomart Corp.	Barclays Bank PLC	(218,162)	01/20/27	(0.20)%	1D P TONA	Monthly	10,177
Infomart Corp.	Citibank N.A.	(2,078,555)	02/24/27	(0.15)%	1D P TONA	Monthly	79,788
Informa PLC	Barclays Bank PLC	(385,961)	08/18/27	(0.25)%	1D SONIA	Monthly	(1,037)
Informa PLC	Citibank N.A.	(1,745,351)	07/06/26	(0.20)%	1D SONIA	Monthly	20,085
Informa PLC	UBS AG	(405,421)	09/03/29	0.00%	1D SONIA	Monthly	4,476
Information Services International- Dentsu Ltd.	Barclays Bank PLC	(214,866)	05/12/27	(0.20)%	1D P TONA	Monthly	(5,940)
Infratil Ltd.	Bank of America N.A.	(2,087,945)	02/15/28	(0.35)%	1M BBR	Monthly	(78,127)
Infratil Ltd.	Barclays Bank PLC	(2,630,819)	05/13/27	(0.40)%	1M BBR	Monthly	(2,061)
Infratil Ltd.	Barclays Bank PLC	(2,098,468)	10/09/27	(0.40)%	1M BBR	Monthly	(1,644)
Infratil Ltd.	BNP Paribas SA	(2,886,503)	09/07/26	(0.25)%	1D NZOCO	Monthly	(108,007)
Infratil Ltd.	BNP Paribas SA	(1,188,599)	03/22/27	(0.25)%	1D NZOCO	Monthly	(44,475)
Infratil Ltd.	Goldman Sachs Bank USA	(472,503)	08/19/26	(0.40)%	1D NZOCO	Monthly	(17,680)
Infratil Ltd.	JPMorgan Chase Bank N.A.	(101,189)	02/10/27	(0.25)%	1M BBR	Monthly	(5,743)
Infratil Ltd.	Morgan Stanley & Co. International PLC	(6,591,512)	01/06/27	(0.41)%	1D NZOCO	Monthly	(5,165)
Infratil Ltd.	Morgan Stanley & Co. International PLC	(3,486,462)	01/07/27	(0.41)%	1D NZOCO	Monthly	(2,732)
Infratil Ltd.	SG Americas Securities LLC	(2,689,801)	12/08/27	(0.25)%	1D NZOCO	Monthly	(152,672)
Infratil Ltd.	SG Americas Securities LLC	(1,277,318)	12/08/27	(0.25)%	1D NZOCO	Monthly	(72,500)
ING Groep NV	Barclays Bank PLC	(4,106,928)	02/26/27	(0.13)%	1D ESTR	Monthly	(87,574)
ING Groep NV	UBS AG	(7,244,174)	01/20/31	0.00%	1D ESTR	Monthly	121,122
Ingersoll Rand, Inc.	SG Americas Securities LLC	(11,557,878)	12/08/27	0.05%	1D OBFR01	Monthly	656,589
Ingersoll Rand, Inc.	UBS AG	(122,000)	01/14/31	0.00%	1D OBFR01	Monthly	5,164
Inghams Group Ltd.	Bank of America N.A.	(47,598)	02/15/28	(0.30)%	1D AONIA	Monthly	3,363
Inghams Group Ltd.	Barclays Bank PLC	(396,079)	01/20/27	(0.25)%	1D AONIA	Monthly	18,736
Ingram Micro Holding Corp.	Barclays Bank PLC	(1,247,082)	12/23/26	(0.15)%	1D OBFR01	Monthly	(13,996)
Ingredion, Inc.	BNP Paribas SA	(1,848,055)	01/28/28	(0.10)%	1D OBFR01	Monthly	15,742
Inhibikase Therapeutics, Inc.	Bank of America N.A.	(60,337)	02/15/28	(1.32)%	1D OBFR01	Monthly	(3,371)
Inhibikase Therapeutics, Inc.	Barclays Bank PLC	(231,147)	02/16/27	(1.07)%	1D OBFR01	Monthly	(8,890)
Inmune Bio, Inc.	UBS AG	(255,691)	01/14/31	0.00%	1D OBFR01	Monthly	(21,308)
Innodata, Inc.	BNP Paribas SA	(881,177)	01/28/28	(0.15)%	1D OBFR01	Monthly	35,986
Innodata, Inc.	SG Americas Securities LLC	(1,021,754)	12/08/27	(0.15)%	1D OBFR01	Monthly	(61,023)
Innodata, Inc.	UBS AG	(74,922)	01/14/31	0.00%	1D OBFR01	Monthly	(628)
Innovative Industrial Properties, Inc.	Barclays Bank PLC	(60,988)	02/16/27	(0.15)%	1D OBFR01	Monthly	1,747
Innovative Solutions and Support, Inc.	BNP Paribas SA	(47,440)	01/28/28	(0.15)%	1D OBFR01	Monthly	3,066
Innovex International, Inc.	SG Americas Securities LLC	(10,568,457)	12/08/27	(0.15)%	1D OBFR01	Monthly	(820,214)
Inpex Corp.	Barclays Bank PLC	(102,133)	01/20/27	(0.20)%	1D P TONA	Monthly	(7,362)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Inpex Corp.	Barclays Bank PLC	$ (21,861,282)	05/12/27	(0.20)%	1D P TONA	Monthly	$ (1,575,810)
Inpex Corp.	BNP Paribas SA	(10,544,016)	03/24/27	(0.15)%	1D TONA	Monthly	(121,294)
Inpex Corp.	UBS AG	(40,794,954)	09/03/29	0.00%	1D P TONA	Monthly	(463,713)
Insmed, Inc.	BNP Paribas SA	(11,317,259)	01/28/28	(0.15)%	1D OBFR01	Monthly	354,555
Insource Co. Ltd.	Barclays Bank PLC	(666,513)	05/12/27	(0.17)%	1D P TONA	Monthly	(3,868)
Insperity, Inc.	BNP Paribas SA	(6,471,942)	05/17/27	(0.15)%	1D OBFR01	Monthly	(1,799,043)
Insulet Corp.	Bank of America N.A.	(875,410)	02/15/28	(0.15)%	1D OBFR01	Monthly	126,429
Insulet Corp.	Barclays Bank PLC	(4,715,421)	02/16/27	(0.10)%	1D OBFR01	Monthly	523,124
Insulet Corp.	Barclays Bank PLC	(5,178,217)	02/23/27	(0.10)%	1D OBFR01	Monthly	525,961
Insulet Corp.	Morgan Stanley & Co. International PLC	(9,261,772)	01/06/27	(0.15)%	1D FEDL01	Monthly	559,062
Insurance Australia Group Ltd.	Bank of America N.A.	(67,893)	02/15/28	(0.15)%	1D AONIA	Monthly	(850)
Insurance Australia Group Ltd.	Barclays Bank PLC	(150,337)	01/20/27	(0.15)%	1D AONIA	Monthly	(1,679)
Insurance Australia Group Ltd.	Barclays Bank PLC	(5,417,599)	05/12/27	(0.15)%	1D AONIA	Monthly	(60,512)
Insurance Australia Group Ltd.	Barclays Bank PLC	(5,185,035)	09/09/27	(0.15)%	1D AONIA	Monthly	(70,169)
Insurance Australia Group Ltd.	BNP Paribas SA	(2,353,540)	09/07/26	(0.25)%	1D AONIA	Monthly	(29,478)
Integer Holdings Corp.	Morgan Stanley & Co. International PLC	(11,017,832)	01/04/27	(0.15)%	1D FEDL01	Monthly	(423,324)
Integra LifeSciences Holdings Corp.	Goldman Sachs Bank USA	(1,029,364)	08/18/26	(0.15)%	1D FEDL01	Monthly	40,448
Integra LifeSciences Holdings Corp.	SG Americas Securities LLC	(2,497,158)	12/08/27	(0.14)%	1D OBFR01	Monthly	(216,228)
Inter Parfums, Inc.	SG Americas Securities LLC	(7,470,576)	12/08/27	(0.15)%	1D OBFR01	Monthly	(49,144)
Interactive Brokers Group, Inc., Class A	Barclays Bank PLC	(364,417)	12/23/26	(0.15)%	1D OBFR01	Monthly	(11)
Intercontinental Exchange, Inc.	SG Americas Securities LLC	(5,487,319)	12/08/27	(0.08)%	1D OBFR01	Monthly	151,149
InterContinental Hotels Group PLC	Barclays Bank PLC	(11,446)	06/07/27	(0.15)%	1D OBFR01	Monthly	8
InterContinental Hotels Group PLC	Morgan Stanley & Co. International PLC	(1,411,894)	04/10/28	(0.25)%	1D FEDL01	Monthly	2,101
InterContinental Hotels Group PLC	UBS AG	(300,793)	04/21/31	0.00%	1D OBFR01	Monthly	819
InterDigital, Inc.	SG Americas Securities LLC	(5,032,621)	12/08/27	(0.15)%	1D OBFR01	Monthly	706,108
InterDigital, Inc.	UBS AG	(163,744)	01/22/31	0.00%	1D OBFR01	Monthly	30,885
Interfor Corp.	Citibank N.A.	(99,976)	02/24/28	(0.20)%	1D CORRA	Monthly	7,128
International Business Machines Corp.	Barclays Bank PLC	(679,305)	12/23/26	(0.15)%	1D OBFR01	Monthly	(7)
International Consolidated Airlines Group SA	Bank of America N.A.	(1,350,311)	02/15/28	(0.10)%	1D ESTR	Monthly	66,786
International Consolidated Airlines Group SA	Bank of America N.A.	(2,081,897)	02/15/28	(0.10)%	1D ESTR	Monthly	100,785
International Consolidated Airlines Group SA	Barclays Bank PLC	(414,398)	12/10/26	(0.25)%	1D SONIA	Monthly	613
International Consolidated Airlines Group SA	Barclays Bank PLC	(580,308)	08/18/27	(0.25)%	1D SONIA	Monthly	830
International Consolidated Airlines Group SA	BNP Paribas SA	(12,516,542)	08/17/26	(0.25)%	1D SONIA	Monthly	709,588
International Consolidated Airlines Group SA	BNP Paribas SA	(530,573)	01/27/28	(0.10)%	1D ESTR	Monthly	27,137
International Consolidated Airlines Group SA	Morgan Stanley & Co. International PLC	(7,147,624)	01/27/27	(0.25)%	1D SONIA	Monthly	129,555
International Consolidated Airlines Group SA	SG Americas Securities LLC	(2,136,788)	12/08/27	(0.25)%	1D SONIA	Monthly	96,615
International Consolidated Airlines Group SA	UBS AG	(531,757)	04/18/28	0.00%	1D SONIA	Monthly	2,749
International Consolidated Airlines Group SA	UBS AG	(233,514)	09/03/29	0.00%	1D SONIA	Monthly	1,207
International Flavors & Fragrances, Inc.	Barclays Bank PLC	(1,430,232)	02/16/27	(0.15)%	1D OBFR01	Monthly	19,493
International Flavors & Fragrances, Inc.	BNP Paribas SA	(837,259)	01/28/28	(0.15)%	1D OBFR01	Monthly	15,568
International Flavors & Fragrances, Inc.	SG Americas Securities LLC	(14,950,627)	12/08/27	(0.14)%	1D OBFR01	Monthly	736,742
International Flavors & Fragrances, Inc.	UBS AG	(3,535,834)	01/14/31	0.00%	1D OBFR01	Monthly	54,335
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
International Flavors & Fragrances, Inc.	UBS AG	$ (10,283,996)	01/22/31	0.00%	1D OBFR01	Monthly	$ 166,772
International Paper Co.	Barclays Bank PLC	(4,498,050)	02/16/27	(0.15)%	1D OBFR01	Monthly	392,719
International Paper Co.	UBS AG	(2,264,911)	01/14/31	0.00%	1D OBFR01	Monthly	397,184
International Workplace Group PLC	Morgan Stanley & Co. International PLC	(5,725,283)	01/04/27	(0.25)%	1D SONIA	Monthly	205,328
International Workplace Group PLC	UBS AG	(220,118)	04/24/28	0.00%	1D SONIA	Monthly	905
Internet Initiative Japan, Inc.	Bank of America N.A.	(2,038,423)	02/15/28	(0.15)%	1D P TONA	Monthly	(111,824)
Internet Initiative Japan, Inc.	Barclays Bank PLC	(770,224)	05/12/27	(0.15)%	1D P TONA	Monthly	(486)
Interparfums SA	Barclays Bank PLC	(1,212,409)	12/10/26	(0.10)%	1D ESTR	Monthly	8,784
Interparfums SA	UBS AG	(1,260,911)	04/24/28	0.00%	1D ESTR	Monthly	26,708
Interpump Group SpA	Bank of America N.A.	(86,078)	02/15/28	(0.26)%	1D ESTR	Monthly	34
Interpump Group SpA	BNP Paribas SA	(594,746)	01/13/28	(0.26)%	1D ESTR	Monthly	18,909
Interpump Group SpA	Goldman Sachs Bank USA	(1,211,070)	08/19/26	(0.26)%	1D ESTR	Monthly	30,561
Interpump Group SpA	SG Americas Securities LLC	(3,877,046)	12/08/27	(0.26)%	1D ESTR	Monthly	58,412
Interpump Group SpA	UBS AG	(151,963)	01/03/31	0.00%	1D ESTR	Monthly	4,831
Intertek Group PLC	Bank of America N.A.	(3,170,655)	02/15/28	0.00%	1D SONIA	Monthly	(53,149)
Intertek Group PLC	UBS AG	(501,197)	01/03/31	0.00%	1D SONIA	Monthly	(42,620)
Intrum AB	UBS AG	(77,555)	01/03/31	0.00%	TN STIBOR	Monthly	11,498
InvenTrust Properties Corp.	SG Americas Securities LLC	(8,442,655)	12/08/27	(0.15)%	1D OBFR01	Monthly	(211,404)
Invesco Ltd.	Barclays Bank PLC	(248,954)	02/16/27	(0.10)%	1D OBFR01	Monthly	(6,331)
Invesco Ltd.	BNP Paribas SA	(398,181)	01/28/28	(0.15)%	1D OBFR01	Monthly	(19,790)
Invesco Ltd.	UBS AG	(2,433,317)	01/14/31	0.00%	1D OBFR01	Monthly	(147,712)
Invesco Mortgage Capital, Inc.	Barclays Bank PLC	(8,394,188)	12/23/26	(0.75)%	1D OBFR01	Monthly	221,164
Invesco Mortgage Capital, Inc.	BNP Paribas SA	(6,531,361)	05/17/27	(0.64)%	1D OBFR01	Monthly	209,937
Invesco Mortgage Capital, Inc.	Citibank N.A.	(2,775,807)	06/25/26	(0.59)%	1D OBFR01	Monthly	73,135
Invesco Mortgage Capital, Inc.	Morgan Stanley & Co. International PLC	(11,856,708)	01/04/27	(0.54)%	1D FEDL01	Monthly	312,392
Invesco Mortgage Capital, Inc.	UBS AG	(2,220,952)	04/21/28	0.00%	1D OBFR01	Monthly	71,388
Invesco S&P 500 Equal Weight ETF	Bank of America N.A.	(21,517,130)	02/15/28	(0.15)%	1D OBFR01	Monthly	(154,926)
Invesco S&P 500 Equal Weight ETF	Barclays Bank PLC	(15,273,987)	02/16/27	(0.15)%	1D OBFR01	Monthly	(73,933)
Invesco S&P 500 Equal Weight ETF	BNP Paribas SA	(15,119,595)	01/28/28	(0.10)%	1D OBFR01	Monthly	(152,035)
Invesco S&P 500 Equal Weight ETF	UBS AG	(43,830,360)	01/14/31	0.00%	1D OBFR01	Monthly	(437,370)
Investment AB Latour, Class B	BNP Paribas SA	(374,411)	01/13/28	0.00%	1D STIBOR	Monthly	(6,946)
Investment AB Latour, Class B	Citibank N.A.	(358,624)	07/06/26	(0.26)%	TN STIBOR	Monthly	19,369
Investment AB Latour, Class B	UBS AG	(3,758,427)	01/03/31	0.00%	TN STIBOR	Monthly	242,921
Investor AB, Class B	Bank of America N.A.	(18,443,823)	02/15/28	0.00%	1D STIBOR	Monthly	58,077
Investor AB, Class B	Barclays Bank PLC	(5,892,184)	02/26/27	(0.26)%	1D STIBOR	Monthly	119,903
Investor AB, Class B	Citibank N.A.	(51,176,796)	07/06/26	(0.14)%	TN STIBOR	Monthly	844,450
Investor AB, Class B	Morgan Stanley & Co. International PLC	(62,271,212)	01/04/27	(0.26)%	1D STIBOR	Monthly	1,204,187
Investor AB, Class B	Morgan Stanley & Co. International PLC	(37,009,752)	01/08/27	(0.26)%	1D STIBOR	Monthly	753,127
Invitation Homes, Inc.	Barclays Bank PLC	(1,560,593)	02/16/27	(0.10)%	1D OBFR01	Monthly	(122,250)
Invitation Homes, Inc.	BNP Paribas SA	(5,046,728)	05/17/27	(0.15)%	1D OBFR01	Monthly	(148,214)
Invitation Homes, Inc.	BNP Paribas SA	(172,239)	01/24/28	(0.15)%	1D OBFR01	Monthly	(16,319)
Invitation Homes, Inc.	UBS AG	(2,547,611)	01/14/31	0.00%	1D OBFR01	Monthly	(232,492)
Inwido AB	Bank of America N.A.	(1,071,051)	02/15/28	(0.26)%	1D STIBOR	Monthly	149,882
Ionis Pharmaceuticals, Inc.	UBS AG	(230,052)	01/14/31	0.00%	1D OBFR01	Monthly	(9,554)
IONOS Group SE	SG Americas Securities LLC	(6,981,081)	12/08/27	(0.23)%	1D ESTR	Monthly	(461,791)
IONOS Group SE	UBS AG	(1,862,209)	04/24/28	0.00%	1D ESTR	Monthly	(94,548)
IonQ, Inc.	BNP Paribas SA	(225,562)	01/28/28	(0.56)%	1D OBFR01	Monthly	(10,687)
IP Group PLC	Barclays Bank PLC	(339,925)	02/19/27	(0.25)%	1D SONIA	Monthly	16,400
IPH Ltd.	Bank of America N.A.	(364,718)	02/15/28	(0.30)%	1D AONIA	Monthly	(24,624)
IPH Ltd.	Barclays Bank PLC	(344,705)	01/20/27	(0.20)%	1D AONIA	Monthly	(15,892)
IPH Ltd.	Barclays Bank PLC	(4,136,122)	05/12/27	(0.20)%	1D AONIA	Monthly	(190,689)
IPH Ltd.	BNP Paribas SA	(34,725)	01/14/28	(0.75)%	1D AONIA	Monthly	(2,344)
IPH Ltd.	JPMorgan Chase Bank N.A.	(1,625,049)	02/10/27	(0.25)%	1D AONIA	Monthly	(89,660)
IPH Ltd.	Morgan Stanley & Co. International PLC	(465,002)	01/06/27	(0.30)%	1D AONIA	Monthly	(21,438)
IPH Ltd.	UBS AG	(916,612)	04/03/28	0.00%	1D AONIA	Monthly	(61,885)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Ipsen SA	Bank of America N.A.	$ (166,995)	02/15/28	(0.10)%	1D ESTR	Monthly	$ (4,660)
IRESS Ltd.	Barclays Bank PLC	(1,208,775)	05/12/27	(0.23)%	1D AONIA	Monthly	54,395
IRESS Ltd.	Morgan Stanley & Co. International PLC	(436,265)	01/06/27	(0.30)%	1D AONIA	Monthly	19,632
Iris Energy Ltd.	Bank of America N.A.	(3,752,403)	02/15/28	(0.15)%	1D OBFR01	Monthly	254,413
Iris Energy Ltd.	Bank of America N.A.	(204,312)	02/15/28	(0.15)%	1D OBFR01	Monthly	13,852
Iris Energy Ltd.	Barclays Bank PLC	(378,507)	02/16/27	(0.10)%	1D OBFR01	Monthly	22,527
Iris Energy Ltd.	Barclays Bank PLC	(2,153,694)	02/23/27	(0.10)%	1D OBFR01	Monthly	128,180
Iris Energy Ltd.	BNP Paribas SA	(125,858)	01/28/28	(0.15)%	1D OBFR01	Monthly	8,533
Iron Mountain, Inc.	Morgan Stanley & Co. International PLC	(21,373,608)	01/06/27	(0.15)%	1D FEDL01	Monthly	(1,597,141)
Isetan Mitsukoshi Holdings Ltd.	Barclays Bank PLC	(86,704)	01/26/27	(0.20)%	1D P TONA	Monthly	3,091
Isetan Mitsukoshi Holdings Ltd.	Barclays Bank PLC	(3,497,732)	05/12/27	(0.20)%	1D P TONA	Monthly	124,686
Isetan Mitsukoshi Holdings Ltd.	Barclays Bank PLC	(21,438,940)	09/09/27	(0.20)%	1D P TONA	Monthly	752,188
Isetan Mitsukoshi Holdings Ltd.	UBS AG	(5,560,623)	01/20/31	0.00%	1D P TONA	Monthly	313,873
Isracard Ltd.	UBS AG	(117,119)	06/07/28	0.00%	SHIR	Monthly	726
Israel Canada T.R Ltd.	Barclays Bank PLC	(211,765)	04/07/27	(3.00)%	SHIR	Monthly	(7,872)
Israel Corp. Ltd.	BNP Paribas SA	(27,247)	06/17/27	(1.05)%	SHIR	Monthly	(337)
Israel Corp. Ltd.	Goldman Sachs Bank USA	(1,306,149)	08/19/26	(0.67)%	SHIR	Monthly	(16,146)
Israel Corp. Ltd.	Morgan Stanley & Co. International PLC	(507,866)	05/23/28	(0.81)%	SHIR	Monthly	9,375
Isuzu Motors Ltd.	UBS AG	(700,077)	01/20/31	0.00%	1D P TONA	Monthly	59,376
Italgas SpA	BNP Paribas SA	(10,991,006)	01/19/28	(0.26)%	1D ESTR	Monthly	165,632
Ito En Ltd.	Barclays Bank PLC	(210,929)	01/20/27	(0.17)%	1D P TONA	Monthly	8,626
Ito En Ltd.	Barclays Bank PLC	(572,892)	05/12/27	(0.20)%	1D P TONA	Monthly	11,962
Itochu Enex Co. Ltd.	Barclays Bank PLC	(96,120)	05/12/27	(0.20)%	1D P TONA	Monthly	(1,227)
Itochu Enex Co. Ltd.	Citibank N.A.	(634,389)	02/24/27	(0.18)%	1D P TONA	Monthly	(8,095)
Itoki Corp.	Morgan Stanley & Co. International PLC	(95,934)	01/06/27	(0.25)%	1D P TONA	Monthly	2,481
Ivanhoe Electric, Inc.	Morgan Stanley & Co. International PLC	(1,274,782)	01/04/27	(0.15)%	1D FEDL01	Monthly	195,214
Ivanhoe Mines Ltd., Class A	Bank of America N.A.	(1,431,832)	02/15/28	(0.20)%	CABROVER	Monthly	175,839
Ivanhoe Mines Ltd., Class A	Bank of America N.A.	(980,135)	02/15/28	(0.20)%	CABROVER	Monthly	41,594
Ivanhoe Mines Ltd., Class A	Barclays Bank PLC	(691,469)	02/16/27	(0.20)%	CABROVER	Monthly	71,570
Ivanhoe Mines Ltd., Class A	Morgan Stanley & Co. International PLC	(664,938)	01/04/27	(0.20)%	CABROVER	Monthly	11,911
Ivanhoe Mines Ltd., Class A	Morgan Stanley & Co. International PLC	(6,028,257)	01/06/27	(0.20)%	CABROVER	Monthly	623,952
Iwatani Corp.	Barclays Bank PLC	(1,023,139)	05/12/27	(0.20)%	1D P TONA	Monthly	(2,670)
Iyogin Holdings, Inc.	BNP Paribas SA	(1,509,338)	09/09/26	(0.25)%	1D TONA	Monthly	75,547
Izumi Co. Ltd.	Citibank N.A.	(106,746)	02/24/27	(0.15)%	1D P TONA	Monthly	2,484
J Front Retailing Co. Ltd.	Bank of America N.A.	(32,289)	02/15/28	(0.15)%	1D P TONA	Monthly	3,183
J Front Retailing Co. Ltd.	Bank of America N.A.	(941,224)	03/15/28	(0.15)%	1D P TONA	Monthly	92,777
J Front Retailing Co. Ltd.	Bank of America N.A.	(876,646)	03/15/28	(0.25)%	1D P TONA	Monthly	86,412
J Front Retailing Co. Ltd.	Barclays Bank PLC	(3,468,721)	01/26/27	(0.20)%	1D P TONA	Monthly	220,466
J Front Retailing Co. Ltd.	Barclays Bank PLC	(11,646,324)	09/09/27	(0.20)%	1D P TONA	Monthly	740,222
J Front Retailing Co. Ltd.	Citibank N.A.	(12,415,596)	02/24/27	(0.15)%	1D P TONA	Monthly	789,116
J Front Retailing Co. Ltd.	Citibank N.A.	(1,639,561)	02/24/27	(0.15)%	1D P TONA	Monthly	104,208
J Front Retailing Co. Ltd.	JPMorgan Chase Bank N.A.	(1,804,334)	02/10/27	(0.15)%	1D P TONA	Monthly	207,858
J Front Retailing Co. Ltd.	JPMorgan Chase Bank N.A.	(4,577,449)	02/10/27	(0.15)%	1D P TONA	Monthly	527,318
Jaccs Co. Ltd.	Barclays Bank PLC	(1,606,630)	05/12/27	(0.16)%	1D P TONA	Monthly	1,480
Jaccs Co. Ltd.	Citibank N.A.	(179,381)	02/24/27	(0.15)%	1D P TONA	Monthly	165
Jack Henry & Associates, Inc.	Bank of America N.A.	(2,498,598)	02/15/28	(0.15)%	1D OBFR01	Monthly	6,464
Jack Henry & Associates, Inc.	Barclays Bank PLC	(20,244,761)	12/23/26	(0.15)%	1D OBFR01	Monthly	254,494
Jack Henry & Associates, Inc.	BNP Paribas SA	(2,871,801)	01/28/28	(0.15)%	1D OBFR01	Monthly	(6,552)
Jack Henry & Associates, Inc.	UBS AG	(2,053,719)	01/14/31	0.00%	1D OBFR01	Monthly	(4,686)
Jackson Financial, Inc., Class A	BNP Paribas SA	(9,195,394)	01/24/28	(0.15)%	1D OBFR01	Monthly	(680,482)
James Hardie Industries PLC	Bank of America N.A.	(14,067)	02/15/28	(0.15)%	1D AONIA	Monthly	(185)
James Hardie Industries PLC	Barclays Bank PLC	(2,973,676)	01/20/27	(0.15)%	1D AONIA	Monthly	105,695
James Hardie Industries PLC	UBS AG	(9,289,687)	04/21/28	0.00%	1D OBFR01	Monthly	(354,379)
Janus Henderson Group PLC	UBS AG	(951,607)	01/14/31	0.00%	1D OBFR01	Monthly	(184)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Janus International Group, Inc.	SG Americas Securities LLC	$ (86,301)	12/08/27	(0.15)%	1D OBFR01	Monthly	$ 984
Janus International Group, Inc.	UBS AG	(1,481,263)	04/21/28	0.00%	1D OBFR01	Monthly	38,835
Japan Airlines Co. Ltd.	Barclays Bank PLC	(493,773)	01/20/27	(0.20)%	1D P TONA	Monthly	10,989
Japan Airlines Co. Ltd.	Barclays Bank PLC	(3,794,169)	09/09/27	(0.20)%	1D P TONA	Monthly	84,437
Japan Airlines Co. Ltd.	BNP Paribas SA	(1,419,922)	01/26/28	(0.15)%	1D TONA	Monthly	15,602
Japan Airport Terminal Co. Ltd.	Barclays Bank PLC	(21,006,152)	05/12/27	(0.20)%	1D P TONA	Monthly	(206,949)
Japan Elevator Service Holdings Co. Ltd.	Barclays Bank PLC	(1,074,028)	05/12/27	(0.20)%	1D P TONA	Monthly	15,784
Japan Exchange Group, Inc.	Barclays Bank PLC	(3,452,823)	05/12/27	(0.15)%	1D P TONA	Monthly	(9,915)
Japan Exchange Group, Inc.	Citibank N.A.	(2,035,823)	02/24/27	(0.15)%	1D P TONA	Monthly	(5,846)
Japan Exchange Group, Inc.	Citibank N.A.	(6,908,021)	02/24/27	(0.15)%	1D P TONA	Monthly	(19,838)
Japan Hotel REIT Investment Corp.	Bank of America N.A.	(357,765)	03/15/28	(0.15)%	1D P TONA	Monthly	7,445
Japan Hotel REIT Investment Corp.	UBS AG	(245,485)	01/06/31	0.00%	1D P TONA	Monthly	5,109
Japan Lifeline Co. Ltd.	Barclays Bank PLC	(141,752)	01/20/27	(0.15)%	1D P TONA	Monthly	(3,214)
Japan Logistics Fund, Inc.	Barclays Bank PLC	(305,473)	01/20/27	(0.15)%	1D P TONA	Monthly	6,413
Japan Petroleum Exploration Co. Ltd.	UBS AG	(241,831)	09/03/29	0.00%	1D P TONA	Monthly	5,783
Japan Post Bank Co. Ltd.	Barclays Bank PLC	(24,697,273)	05/12/27	(0.20)%	1D P TONA	Monthly	(1,271,365)
Japan Post Bank Co. Ltd.	Citibank N.A.	(13,059,378)	02/24/27	(0.15)%	1D P TONA	Monthly	(672,270)
Japan Post Holdings Co. Ltd.	UBS AG	(69,187)	01/06/31	0.00%	1D P TONA	Monthly	1,924
Japan Post Insurance Co. Ltd.	Barclays Bank PLC	(177,975)	01/20/27	(0.20)%	1D P TONA	Monthly	(3,387)
Japan Post Insurance Co. Ltd.	Barclays Bank PLC	(88,987)	01/26/27	(0.20)%	1D P TONA	Monthly	(1,693)
Japan Post Insurance Co. Ltd.	Barclays Bank PLC	(5,480,850)	05/12/27	(0.20)%	1D P TONA	Monthly	(104,300)
Japan Post Insurance Co. Ltd.	Barclays Bank PLC	(4,891,429)	09/09/27	(0.20)%	1D P TONA	Monthly	(93,084)
Japan Post Insurance Co. Ltd.	BNP Paribas SA	(713,242)	01/21/28	(0.25)%	1D TONA	Monthly	51,175
Japan Post Insurance Co. Ltd.	Morgan Stanley & Co. International PLC	(4,085,759)	01/06/27	(0.25)%	1D P TONA	Monthly	(77,752)
Japan Post Insurance Co. Ltd.	UBS AG	(110,295)	01/06/31	0.00%	1D P TONA	Monthly	7,914
Japan Prime Realty Investment Corp.	Barclays Bank PLC	(1,807,301)	05/12/27	(0.15)%	1D P TONA	Monthly	(1,826)
Japan Steel Works Ltd.	Bank of America N.A.	(7,038,578)	02/15/28	0.00%	1D P TONA	Monthly	(404,701)
Japan Steel Works Ltd.	Bank of America N.A.	(3,010,755)	03/15/28	0.00%	1D P TONA	Monthly	(173,111)
Japan Steel Works Ltd.	Barclays Bank PLC	(4,140,187)	05/12/27	(0.20)%	1D P TONA	Monthly	(33,671)
Japan Steel Works Ltd.	Barclays Bank PLC	(12,747,897)	09/09/27	(0.20)%	1D P TONA	Monthly	(103,676)
Japan Steel Works Ltd.	Citibank N.A.	(921,389)	02/24/27	(0.20)%	1D P TONA	Monthly	(7,493)
Japan Steel Works Ltd.	JPMorgan Chase Bank N.A.	(1,972,072)	02/10/27	(0.15)%	1D P TONA	Monthly	10,420
Japan Tobacco, Inc.	UBS AG	(31,101,868)	09/03/29	0.00%	1D P TONA	Monthly	340,638
Japan Tobacco, Inc.	UBS AG	(3,386,288)	01/20/31	0.00%	1D P TONA	Monthly	37,088
Jardine Cycle & Carriage Ltd.	Morgan Stanley & Co. International PLC	(2,480,900)	01/06/27	(1.50)%	SORA	Monthly	74,393
Jazz Pharmaceuticals PLC	Bank of America N.A.	(1,032,529)	02/15/28	(0.15)%	1D OBFR01	Monthly	(19,114)
JB Hunt Transport Services, Inc.	Goldman Sachs Bank USA	(379,345)	08/18/26	(0.15)%	1D FEDL01	Monthly	(4,490)
JB Hunt Transport Services, Inc.	UBS AG	(912,322)	01/14/31	0.00%	1D OBFR01	Monthly	(10,793)
JBG SMITH Properties	UBS AG	(53,669)	01/14/31	0.00%	1D OBFR01	Monthly	914
JBS NV, Class A	Bank of America N.A.	(73,769)	02/15/28	(0.15)%	1D OBFR01	Monthly	7,024
JBS NV, Class A	BNP Paribas SA	(130,800)	01/28/28	(0.10)%	1D OBFR01	Monthly	12,454
JBT Marel Corp	Barclays Bank PLC	(6,048,406)	02/23/27	(0.15)%	1D OBFR01	Monthly	597,146
JBT Marel Corp	Morgan Stanley & Co. International PLC	(1,752,474)	01/06/27	(0.15)%	1D FEDL01	Monthly	176,902
JBT Marel Corp	SG Americas Securities LLC	(18,160,810)	12/08/27	(0.15)%	1D OBFR01	Monthly	1,696,608
JD Sports Fashion PLC	Bank of America N.A.	(3,467,079)	02/15/28	(0.25)%	1D SONIA	Monthly	373,160
JD Sports Fashion PLC	Bank of America N.A.	(2,730,375)	02/15/28	0.00%	1D SONIA	Monthly	247,086
JD Sports Fashion PLC	Bank of America N.A.	(3,499,749)	02/15/28	(0.10)%	1D SONIA	Monthly	335,334
JD Sports Fashion PLC	BNP Paribas SA	(1,124,053)	08/17/26	(0.25)%	1D SONIA	Monthly	120,981
JD Sports Fashion PLC	BNP Paribas SA	(1,301,449)	03/22/27	(0.25)%	1D SONIA	Monthly	140,075
JD Sports Fashion PLC	BNP Paribas SA	(327,308)	01/13/28	(0.25)%	1D SONIA	Monthly	35,228
JD Sports Fashion PLC	Goldman Sachs Bank USA	(343,955)	08/19/26	(0.25)%	1D SONIA	Monthly	37,020
JD Sports Fashion PLC	Goldman Sachs Bank USA	(288,691)	08/19/26	(0.25)%	1D SONIA	Monthly	31,072
JD Sports Fashion PLC	SG Americas Securities LLC	(822,203)	12/08/27	(0.25)%	1D SONIA	Monthly	66,914
JD Sports Fashion PLC	SG Americas Securities LLC	(3,092,536)	12/08/27	(0.09)%	1D SONIA	Monthly	251,681
JD Sports Fashion PLC	UBS AG	(5,075,939)	04/18/28	0.00%	1D SONIA	Monthly	546,321
JD Sports Fashion PLC	UBS AG	(2,194,367)	09/03/29	0.00%	1D SONIA	Monthly	236,179
JD Sports Fashion PLC	UBS AG	(1,446,972)	01/03/31	0.00%	1D SONIA	Monthly	155,737

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Jeol Ltd.	Bank of America N.A.	$ (64,366)	03/15/28	(0.15)%	1D P TONA	Monthly	$ 3
Jeol Ltd.	Barclays Bank PLC	(49,547)	01/20/27	(0.20)%	1D P TONA	Monthly	1,275
Jeol Ltd.	Barclays Bank PLC	(19,372,801)	05/12/27	(0.20)%	1D P TONA	Monthly	498,439
Jeol Ltd.	JPMorgan Chase Bank N.A.	(598,063)	02/10/27	(0.24)%	1D P TONA	Monthly	10,754
Jeronimo Martins SGPS SA	Citibank N.A.	(205,983)	07/06/26	(0.26)%	1D ESTR	Monthly	361
Jeronimo Martins SGPS SA	SG Americas Securities LLC	(5,043,886)	12/08/27	(0.09)%	1D ESTR	Monthly	129,700
Jeronimo Martins SGPS SA	UBS AG	(290,920)	09/03/29	0.00%	1D ESTR	Monthly	8,288
Jeronimo Martins SGPS SA	UBS AG	(4,441,458)	01/20/31	0.00%	1D ESTR	Monthly	126,537
JET2 PLC	Barclays Bank PLC	(102,818)	12/10/26	(0.25)%	1D SONIA	Monthly	1,013
JET2 PLC	Goldman Sachs Bank USA	(289,839)	08/19/26	(0.25)%	1D SONIA	Monthly	30,027
JFE Holdings, Inc.	Barclays Bank PLC	(8,507,209)	01/20/27	(0.20)%	1D P TONA	Monthly	(3,009)
JFE Holdings, Inc.	Barclays Bank PLC	(3,805,777)	05/12/27	(0.20)%	1D P TONA	Monthly	8,083
JFE Holdings, Inc.	Barclays Bank PLC	(18,819,776)	09/09/27	(0.20)%	1D P TONA	Monthly	39,970
JFrog Ltd.	BNP Paribas SA	(2,791,952)	05/17/27	(0.15)%	1D OBFR01	Monthly	(232,500)
JFrog Ltd.	UBS AG	(487,175)	01/14/31	0.00%	1D OBFR01	Monthly	(40,569)
JFrog Ltd.	UBS AG	(4,333,685)	01/22/31	0.00%	1D OBFR01	Monthly	(360,888)
JGC Holdings Corp.	Barclays Bank PLC	(1,310,571)	09/09/27	(0.15)%	1D P TONA	Monthly	(32,615)
Jiaxin International Resources Investment Ltd.	Barclays Bank PLC	(21,796)	01/20/27	(0.30)%	HONIA	Monthly	4,857
Jiaxin International Resources Investment Ltd.	BNP Paribas SA	(537,177)	01/14/28	(3.25)%	HONIA	Monthly	139,100
JM AB	Citibank N.A.	(138,723)	07/29/26	(0.26)%	TN STIBOR	Monthly	1,468
JMDC, Inc.	Barclays Bank PLC	(50,024)	01/20/27	(0.20)%	1D P TONA	Monthly	850
JMDC, Inc.	Barclays Bank PLC	(14,465,622)	05/12/27	(0.20)%	1D P TONA	Monthly	245,678
JMDC, Inc.	Citibank N.A.	(2,278,508)	02/24/27	(0.16)%	1D P TONA	Monthly	33,591
Joby Aviation, Inc., Class A	BNP Paribas SA	(833,752)	01/24/28	(0.15)%	1D OBFR01	Monthly	(5,479)
John Wiley & Sons, Inc., Class A	UBS AG	(2,464,459)	04/21/28	0.00%	1D OBFR01	Monthly	(39,148)
Johnson & Johnson	Bank of America N.A.	(15,014,730)	02/15/28	0.00%	1D OBFR01	Monthly	554,866
Johnson & Johnson	Barclays Bank PLC	(140,774)	02/16/27	(0.10)%	1D OBFR01	Monthly	(1,274)
Johnson Service Group PLC	Bank of America N.A.	(72,465)	02/15/28	(0.25)%	1D SONIA	Monthly	3,983
Johnson Service Group PLC	Barclays Bank PLC	(164,888)	02/19/27	(0.10)%	1D SONIA	Monthly	7,681
Johnson Service Group PLC	BNP Paribas SA	(59,845)	01/13/28	(0.25)%	1D SONIA	Monthly	3,289
Jones Lang LaSalle, Inc.	UBS AG	(685,349)	01/22/31	0.00%	1D OBFR01	Monthly	29,047
Judo Capital Holdings Ltd.	UBS AG	(2,287,687)	04/03/28	0.00%	1D AONIA	Monthly	107,379
Jungfraubahn Holding AG	Goldman Sachs Bank USA	(89,051)	08/19/26	(0.26)%	SSARON	Monthly	3,449
Jungheinrich AG	SG Americas Securities LLC	(2,141,314)	12/08/27	(0.01)%	1D ESTR	Monthly	176,706
Jupiter Fund Management PLC	SG Americas Securities LLC	(106,026)	12/08/27	(0.25)%	1D SONIA	Monthly	9,091
Justsystems Corp.	Barclays Bank PLC	(74,300)	01/20/27	(0.20)%	1D P TONA	Monthly	(1,787)
Justsystems Corp.	Barclays Bank PLC	(6,310,836)	05/12/27	(0.20)%	1D P TONA	Monthly	(151,806)
JVCKenwood Corp.	Bank of America N.A.	(231,460)	02/15/28	(0.15)%	1D P TONA	Monthly	15,891
JVCKenwood Corp.	Barclays Bank PLC	(3,594,739)	05/12/27	(0.20)%	1D P TONA	Monthly	169,755
JVCKenwood Corp.	BNP Paribas SA	(380,371)	03/24/27	(0.15)%	1D TONA	Monthly	26,114
JVCKenwood Corp.	SG Americas Securities LLC	(284,986)	12/08/27	(0.25)%	1D P TONA	Monthly	19,670
JX Advanced Metals Corp.	Barclays Bank PLC	(167,462)	01/26/27	(0.15)%	1D P TONA	Monthly	(69)
JX Advanced Metals Corp.	Barclays Bank PLC	(45,422,244)	05/12/27	(0.15)%	1D P TONA	Monthly	(25,279)
JX Advanced Metals Corp.	Barclays Bank PLC	(14,618,805)	09/09/27	(0.15)%	1D P TONA	Monthly	(6,059)
JX Advanced Metals Corp.	Citibank N.A.	(7,197,611)	02/24/27	(0.21)%	1D P TONA	Monthly	(12,440)
JX Advanced Metals Corp.	Citibank N.A.	(1,780,485)	02/24/27	(0.19)%	1D P TONA	Monthly	(3,414)
Jyske Bank A/S, Registered Shares	BNP Paribas SA	(121,733)	06/17/26	0.00%	DESTR	Monthly	(79)
K&S AG, Class N	Barclays Bank PLC	(127,199)	02/19/27	(0.26)%	1D ESTR	Monthly	1,102
K&S AG, Class N	BNP Paribas SA	(218,590)	08/17/26	0.00%	1D ESTR	Monthly	221
K&S AG, Class N	BNP Paribas SA	(513,070)	01/13/28	(0.10)%	1D ESTR	Monthly	(28,924)
K92 Mining, Inc.	Bank of America N.A.	(131,487)	02/15/28	(0.20)%	CABROVER	Monthly	5,598
K92 Mining, Inc.	Barclays Bank PLC	(1,161,121)	02/16/27	(0.20)%	CABROVER	Monthly	78,911
K92 Mining, Inc.	SG Americas Securities LLC	(599,188)	12/08/27	(0.20)%	CABROVER	Monthly	4,290
Kadant, Inc.	SG Americas Securities LLC	(1,958,000)	12/08/27	(0.10)%	1D OBFR01	Monthly	144,405
Kadokawa Corp.	Barclays Bank PLC	(5,474,459)	05/12/27	(0.20)%	1D P TONA	Monthly	(34,072)
Kadokawa Corp.	Citibank N.A.	(14,330,284)	02/24/27	(0.15)%	1D P TONA	Monthly	(71,712)
Kadokawa Corp.	Morgan Stanley & Co. International PLC	(9,578,385)	01/06/27	(0.25)%	1D P TONA	Monthly	(48,704)
Kagome Co. Ltd.	Barclays Bank PLC	(425,669)	01/20/27	(0.20)%	1D P TONA	Monthly	1,270
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Kagome Co. Ltd.	Barclays Bank PLC	$ (7,628,372)	05/12/27	(0.20)%	1D P TONA	Monthly	$ 21,834
Kaken Pharmaceutical Co. Ltd.	Bank of America N.A.	(214,621)	03/15/28	(0.15)%	1D P TONA	Monthly	6,382
Kaken Pharmaceutical Co. Ltd.	UBS AG	(107,311)	01/06/31	0.00%	1D P TONA	Monthly	3,191
Kaneka Corp.	Barclays Bank PLC	(46,565)	01/20/27	(0.15)%	1D P TONA	Monthly	(350)
Kaneka Corp.	UBS AG	(267,309)	01/06/31	0.00%	1D P TONA	Monthly	7,711
Kansai Paint Co. Ltd.	Barclays Bank PLC	(18,189,753)	05/12/27	(0.20)%	1D P TONA	Monthly	299,329
Kao Corp.	Barclays Bank PLC	(72,939)	01/20/27	(0.15)%	1D P TONA	Monthly	2,136
Kardex Holding AG	BNP Paribas SA	(102,434)	03/17/27	0.00%	SSARON	Monthly	(822)
Karoon Energy Ltd.	Bank of America N.A.	(96,705)	02/15/28	(0.15)%	1D AONIA	Monthly	(7,108)
Karoon Energy Ltd.	Barclays Bank PLC	(53,246)	01/20/27	(0.20)%	1D AONIA	Monthly	(3,905)
Karoon Energy Ltd.	Barclays Bank PLC	(8,867,636)	05/12/27	(0.20)%	1D AONIA	Monthly	(650,372)
Karoon Energy Ltd.	BNP Paribas SA	(63,211)	01/14/28	(0.50)%	1D AONIA	Monthly	(1,165)
Kasumigaseki Capital Co. Ltd.	Barclays Bank PLC	(3,928,811)	05/12/27	(3.46)%	1D P TONA	Monthly	250,360
Kasumigaseki Capital Co. Ltd.	Citibank N.A.	(2,761,266)	02/24/27	(3.87)%	1D P TONA	Monthly	175,959
Kato Sangyo Co. Ltd.	Citibank N.A.	(236,641)	02/24/27	(0.21)%	1D P TONA	Monthly	(9,660)
Kawasaki Heavy Industries Ltd.	Bank of America N.A.	(223,072)	03/15/28	(0.15)%	1D P TONA	Monthly	7,208
Kawasaki Heavy Industries Ltd.	Bank of America N.A.	(121,096)	03/15/28	(0.25)%	1D P TONA	Monthly	3,913
Kawasaki Heavy Industries Ltd.	Barclays Bank PLC	(75,269)	01/20/27	(0.20)%	1D P TONA	Monthly	(2,853)
Kawasaki Heavy Industries Ltd.	Barclays Bank PLC	(4,298,279)	09/09/27	(0.20)%	1D P TONA	Monthly	(162,896)
Kawasaki Heavy Industries Ltd.	Citibank N.A.	(8,061,748)	02/24/27	(0.17)%	1D P TONA	Monthly	(305,524)
Kawasaki Heavy Industries Ltd.	SG Americas Securities LLC	(11,355,399)	12/08/27	(0.10)%	1D P TONA	Monthly	223,021
Kawasaki Heavy Industries Ltd.	SG Americas Securities LLC	(21,926,510)	12/08/27	(0.10)%	1D P TONA	Monthly	430,638
KB Home	Barclays Bank PLC	(1,050,727)	12/23/26	(0.13)%	1D OBFR01	Monthly	48,050
KBC Ancora	BNP Paribas SA	(107,312)	03/24/27	0.00%	1D ESTR	Monthly	(128)
KBC Group NV	Morgan Stanley & Co. International PLC	(3,840,551)	01/06/27	(0.26)%	1D ESTR	Monthly	68,024
KBC Group NV	SG Americas Securities LLC	(14,408,988)	12/08/27	0.01%	1D ESTR	Monthly	112,807
KDDI Corp.	Barclays Bank PLC	(5,422,782)	09/09/27	(0.15)%	1D P TONA	Monthly	105,948
KDDI Corp.	UBS AG	(65,617)	01/06/31	0.00%	1D P TONA	Monthly	1,795
KeePer Technical Laboratory Co. Ltd.	Barclays Bank PLC	(42,509)	01/20/27	(3.40)%	1D P TONA	Monthly	831
KeePer Technical Laboratory Co. Ltd.	Barclays Bank PLC	(289,834)	05/12/27	(3.40)%	1D P TONA	Monthly	5,667
KeePer Technical Laboratory Co. Ltd.	Goldman Sachs Bank USA	(103,995)	08/19/26	(5.50)%	1D P TONA	Monthly	1,695
KeePer Technical Laboratory Co. Ltd.	Morgan Stanley & Co. International PLC	(1,509,070)	01/06/27	(1.33)%	1D P TONA	Monthly	29,508
Keihan Holdings Co. Ltd.	Barclays Bank PLC	(784,592)	05/12/27	(4.01)%	1D P TONA	Monthly	7,240
Keihan Holdings Co. Ltd.	Citibank N.A.	(4,115,281)	02/24/27	(0.22)%	1D P TONA	Monthly	58,541
Keio Corp.	Citibank N.A.	(2,970,897)	02/24/27	(0.15)%	1D P TONA	Monthly	78,129
Keisei Electric Railway Co. Ltd.	Barclays Bank PLC	(6,387,051)	05/12/27	(0.20)%	1D P TONA	Monthly	272,790
Keisei Electric Railway Co. Ltd.	Morgan Stanley & Co. International PLC	(13,371,699)	01/06/27	(0.25)%	1D P TONA	Monthly	571,103
Kelsian Group Ltd.	Barclays Bank PLC	(60,137)	01/20/27	0.00%	1D AONIA	Monthly	496
Kelsian Group Ltd.	BNP Paribas SA	(72,873)	01/14/28	(0.25)%	1D AONIA	Monthly	2,386
Kelt Exploration Ltd.	Morgan Stanley & Co. International PLC	(967,465)	01/04/27	(0.20)%	CABROVER	Monthly	(196,969)
Kemira OYJ	Morgan Stanley & Co. International PLC	(3,494,562)	01/04/27	(0.26)%	1D ESTR	Monthly	268,160
Kemira OYJ	SG Americas Securities LLC	(7,875,962)	12/08/27	(0.26)%	1D ESTR	Monthly	753,999
Kering SA	Bank of America N.A.	(601,580)	02/15/28	(0.26)%	1D ESTR	Monthly	46,401
Kering SA	Citibank N.A.	(4,795,168)	07/06/26	(0.07)%	1D ESTR	Monthly	57,441
Kesko OYJ, Class B	Barclays Bank PLC	(2,809,556)	12/10/26	(0.26)%	1D ESTR	Monthly	(54,661)
Kesko OYJ, Class B	BNP Paribas SA	(688,223)	08/17/26	(0.26)%	1D ESTR	Monthly	(39,952)
Kesko OYJ, Class B	UBS AG	(6,251,693)	09/03/29	0.00%	1D ESTR	Monthly	(362,920)
Kestrel Group Ltd.	Bank of America N.A.	(63,614)	02/15/28	0.00%	1D OBFR01	Monthly	7,909
Kestrel Group Ltd.	Barclays Bank PLC	(31,099)	02/16/27	(0.63)%	1D OBFR01	Monthly	2,172
Kestrel Group Ltd.	UBS AG	(38,140)	01/14/31	0.00%	1D OBFR01	Monthly	4,742
Keurig Dr. Pepper, Inc.	Morgan Stanley & Co. International PLC	(14,446,725)	01/06/27	(0.15)%	1D FEDL01	Monthly	(962,756)
Kewpie Corp.	Barclays Bank PLC	(5,951,804)	05/12/27	(0.20)%	1D P TONA	Monthly	(281,003)
Keyence Corp.	Bank of America N.A.	(4,168,564)	03/15/28	(0.25)%	1D P TONA	Monthly	(601,562)
Keyence Corp.	Barclays Bank PLC	(203,762)	01/20/27	(0.20)%	1D P TONA	Monthly	(25,571)
Keyence Corp.	Barclays Bank PLC	(5,257,066)	01/26/27	(0.20)%	1D P TONA	Monthly	(659,724)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Keyence Corp.	Barclays Bank PLC	$ (47,109,834)	05/12/27	(0.20)%	1D P TONA	Monthly	$ (5,911,947)
Keyence Corp.	Barclays Bank PLC	(32,561,209)	09/09/27	(0.20)%	1D P TONA	Monthly	(4,086,199)
Keyence Corp.	Citibank N.A.	(6,516,452)	02/24/27	(0.20)%	1D P TONA	Monthly	(822,203)
Keyence Corp.	Citibank N.A.	(774,297)	02/24/27	(0.15)%	1D P TONA	Monthly	(97,169)
Keyence Corp.	UBS AG	(11,946,277)	09/03/29	0.00%	1D P TONA	Monthly	(1,721,968)
Keyera Corp.	Bank of America N.A.	(1,623,780)	02/15/28	(0.20)%	CABROVER	Monthly	(101,239)
KH Neochem Co. Ltd.	Barclays Bank PLC	(239,369)	01/20/27	(0.15)%	1D P TONA	Monthly	(6,111)
Kikkoman Corp.	Bank of America N.A.	(141,905)	02/15/28	(0.25)%	1D P TONA	Monthly	6,533
Kikkoman Corp.	BNP Paribas SA	(49,545,714)	09/09/26	(0.25)%	1D TONA	Monthly	2,281,124
Kikkoman Corp.	BNP Paribas SA	(19,499,078)	03/24/27	(0.25)%	1D TONA	Monthly	890,514
Kikkoman Corp.	BNP Paribas SA	(7,595,238)	01/21/28	(0.25)%	1D TONA	Monthly	349,691
Kikkoman Corp.	UBS AG	(2,902,633)	04/18/28	0.00%	1D P TONA	Monthly	120,706
Killam Apartment Real Estate Investment Trust	Barclays Bank PLC	(1,892,247)	12/23/26	(0.20)%	CABROVER	Monthly	(13,606)
Kimberly-Clark Corp.	BNP Paribas SA	(100,888)	01/24/28	0.00%	1D OBFR01	Monthly	(3)
Kimberly-Clark Corp.	BNP Paribas SA	(706,132)	01/28/28	(0.15)%	1D OBFR01	Monthly	(11,816)
Kimberly-Clark Corp.	UBS AG	(665,225)	01/14/31	0.00%	1D OBFR01	Monthly	(11,481)
Kimco Realty Corp.	BNP Paribas SA	(1,499,503)	01/28/28	(0.15)%	1D OBFR01	Monthly	(10,218)
Kimco Realty Corp.	Citibank N.A.	(287,978)	02/24/28	(0.15)%	1D OBFR01	Monthly	(855)
Kimco Realty Corp.	UBS AG	(2,825,231)	01/14/31	0.00%	1D OBFR01	Monthly	(15,020)
Kinden Corp.	Barclays Bank PLC	(5,053,259)	09/09/27	(0.15)%	1D P TONA	Monthly	(1,001,391)
Kinetik Holdings, Inc., Class A	Barclays Bank PLC	(6,689,378)	12/23/26	(1.00)%	1D OBFR01	Monthly	(348,115)
Kinetik Holdings, Inc., Class A	Citibank N.A.	(1,212,337)	02/24/28	(1.64)%	1D OBFR01	Monthly	(63,090)
Kingfisher PLC	Barclays Bank PLC	(5,511,334)	02/19/27	(0.10)%	1D SONIA	Monthly	116,169
Kingfisher PLC	BNP Paribas SA	(134,254)	01/13/28	(0.25)%	1D SONIA	Monthly	6,549
Kingfisher PLC	UBS AG	(113,076)	01/03/31	0.00%	1D SONIA	Monthly	5,516
Kingsgate Consolidated Ltd.	BNP Paribas SA	(128,836)	01/14/28	(0.25)%	1D AONIA	Monthly	(13,153)
Kingspan Group PLC	Barclays Bank PLC	(6,112,293)	12/10/26	(0.20)%	1D ESTR	Monthly	111,580
Kingspan Group PLC	Barclays Bank PLC	(14,429,670)	08/18/27	(0.20)%	1D ESTR	Monthly	256,251
Kingspan Group PLC	BNP Paribas SA	(16,288,346)	06/17/27	(0.26)%	1D ESTR	Monthly	(58,916)
Kingspan Group PLC	UBS AG	(1,582,721)	01/20/31	0.00%	1D ESTR	Monthly	(5,725)
Kiniksa Pharmaceuticals International PLC	BNP Paribas SA	(188,654)	01/28/28	(0.10)%	1D OBFR01	Monthly	(32,436)
Kiniksa Pharmaceuticals International PLC	UBS AG	(148,408)	01/14/31	0.00%	1D OBFR01	Monthly	(25,516)
Kinross Gold Corp.	Bank of America N.A.	(744,159)	02/15/28	(0.20)%	CABROVER	Monthly	76,719
Kinross Gold Corp.	BNP Paribas SA	(122,338)	01/17/28	(0.20)%	CABROVER	Monthly	12,612
Kinsale Capital Group, Inc.	Barclays Bank PLC	(6,728,417)	12/23/26	(0.15)%	1D OBFR01	Monthly	498,601
Kintetsu Group Holdings Co. Ltd.	Barclays Bank PLC	(6,802,300)	05/12/27	(0.20)%	1D P TONA	Monthly	(26,329)
KION Group AG	Bank of America N.A.	(429,048)	02/15/28	(0.10)%	1D ESTR	Monthly	14,805
Kioxia Holdings Corp.	Bank of America N.A.	(20,702)	03/15/28	(0.15)%	1D P TONA	Monthly	(3,494)
Kioxia Holdings Corp.	Barclays Bank PLC	(5,868,353)	01/26/27	(0.15)%	1D P TONA	Monthly	(519,353)
Kioxia Holdings Corp.	Barclays Bank PLC	(16,093,513)	09/09/27	(0.15)%	1D P TONA	Monthly	(1,424,287)
Kioxia Holdings Corp.	Citibank N.A.	(14,309,629)	02/24/27	(0.15)%	1D P TONA	Monthly	(1,199,915)
Kirby Corp.	UBS AG	(347,391)	01/14/31	0.00%	1D OBFR01	Monthly	(19,626)
Kirin Holdings Co. Ltd.	Bank of America N.A.	(1,427,077)	03/15/28	(0.15)%	1D P TONA	Monthly	77,246
Kirin Holdings Co. Ltd.	Barclays Bank PLC	(564,010)	01/26/27	(0.15)%	1D P TONA	Monthly	4,209
Kirin Holdings Co. Ltd.	Barclays Bank PLC	(11,533,696)	05/12/27	(0.15)%	1D P TONA	Monthly	225,708
Kirin Holdings Co. Ltd.	UBS AG	(404,052)	01/20/31	0.00%	1D P TONA	Monthly	20,864
Kite Realty Group Trust	BNP Paribas SA	(104,104)	05/17/27	(0.15)%	1D OBFR01	Monthly	(772)
Kitz Corp.	Morgan Stanley & Co. International PLC	(89,737)	01/06/27	(0.25)%	1D P TONA	Monthly	(1,810)
Kiyo Bank Ltd.	Barclays Bank PLC	(2,023,921)	05/12/27	(0.20)%	1D P TONA	Monthly	(155,582)
Kiyo Bank Ltd.	Citibank N.A.	(189,358)	02/24/27	(0.20)%	1D P TONA	Monthly	(14,556)
Kiyo Bank Ltd.	Goldman Sachs Bank USA	(101,945)	08/19/26	(0.25)%	1D P TONA	Monthly	1,312
KKR & Co., Inc., Class A	BNP Paribas SA	(6,363,513)	01/24/28	(0.10)%	1D OBFR01	Monthly	(30,025)
KKR & Co., Inc., Class A	Morgan Stanley & Co. International PLC	(17,271,615)	01/06/27	(0.15)%	1D FEDL01	Monthly	(187,284)
KLA Corp.	Bank of America N.A.	(487,723)	02/15/28	0.10%	1D OBFR01	Monthly	(625)
Klaviyo, Inc., Class A	Bank of America N.A.	(1,010)	02/15/28	(0.15)%	1D OBFR01	Monthly	(95)
Klaviyo, Inc., Class A	Bank of America N.A.	(2,998,535)	02/15/28	(0.15)%	1D OBFR01	Monthly	(280,756)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Klaviyo, Inc., Class A	SG Americas Securities LLC	$ (2,525,722)	12/08/27	(0.15)%	1D OBFR01	Monthly	$ (280,791)
Klaviyo, Inc., Class A	UBS AG	(69,567)	01/14/31	0.00%	1D OBFR01	Monthly	(6,514)
Knorr-Bremse AG	Bank of America N.A.	(13,566,233)	02/15/28	0.00%	1D ESTR	Monthly	296,205
Knorr-Bremse AG	Barclays Bank PLC	(7,273,497)	12/10/26	(0.10)%	1D ESTR	Monthly	81,328
Knorr-Bremse AG	Barclays Bank PLC	(807,380)	02/19/27	(0.10)%	1D ESTR	Monthly	9,028
Knorr-Bremse AG	Barclays Bank PLC	(245,238)	02/26/27	(0.26)%	1D ESTR	Monthly	(857)
Knorr-Bremse AG	Barclays Bank PLC	(403,191)	08/18/27	(0.26)%	1D ESTR	Monthly	(1,409)
Knorr-Bremse AG	BNP Paribas SA	(120)	01/13/28	(0.10)%	1D ESTR	Monthly	3
Knorr-Bremse AG	Citibank N.A.	(257,621)	07/06/26	(0.10)%	1D ESTR	Monthly	(138)
Knorr-Bremse AG	UBS AG	(2,745,421)	09/03/29	0.00%	1D ESTR	Monthly	67,995
Knorr-Bremse AG	UBS AG	(1,242,843)	01/20/31	0.00%	1D ESTR	Monthly	120
Kobayashi Pharmaceutical Co. Ltd.	Barclays Bank PLC	(12,856,466)	05/12/27	(0.20)%	1D P TONA	Monthly	55,784
Kobe Bussan Co. Ltd.	Bank of America N.A.	(504,207)	03/15/28	(0.15)%	1D P TONA	Monthly	54,294
Kobe Bussan Co. Ltd.	Barclays Bank PLC	(97,593)	01/26/27	0.00%	1D P TONA	Monthly	(2,193)
Kobe Bussan Co. Ltd.	UBS AG	(108,617)	01/06/31	0.00%	1D P TONA	Monthly	14,083
Kobe Bussan Co. Ltd.	UBS AG	(2,262,039)	01/20/31	0.00%	1D P TONA	Monthly	219,050
Kobe Steel Ltd.	Citibank N.A.	(717,868)	02/24/27	(0.15)%	1D P TONA	Monthly	(24,038)
Kohnan Shoji Co. Ltd.	Citibank N.A.	(105,971)	02/24/27	(0.15)%	1D P TONA	Monthly	(94)
Koito Manufacturing Co. Ltd.	Barclays Bank PLC	(273,830)	05/12/27	(0.19)%	1D P TONA	Monthly	1,260
Kokusai Electric Corp.	Barclays Bank PLC	(5,936,061)	09/09/27	(0.15)%	1D P TONA	Monthly	44,118
Komatsu Ltd.	Barclays Bank PLC	(122,745)	01/20/27	(0.20)%	1D P TONA	Monthly	2,855
Komatsu Ltd.	Barclays Bank PLC	(797,845)	01/26/27	(0.20)%	1D P TONA	Monthly	18,557
Komatsu Ltd.	Barclays Bank PLC	(45,941,835)	05/12/27	(0.20)%	1D P TONA	Monthly	1,068,572
Komatsu Ltd.	Barclays Bank PLC	(39,511,886)	09/09/27	(0.20)%	1D P TONA	Monthly	924,305
Komatsu Ltd.	BNP Paribas SA	(1,257,095)	03/24/27	(0.25)%	1D TONA	Monthly	71,037
Komatsu Ltd.	Goldman Sachs Bank USA	(1,368,645)	08/19/26	0.20%	1D P TONA	Monthly	2,751
Komatsu Ltd.	JPMorgan Chase Bank N.A.	(7,262,705)	02/10/27	(0.15)%	1D P TONA	Monthly	77,845
KOMEDA Holdings Co. Ltd.	Bank of America N.A.	(99,486)	03/15/28	(0.15)%	1D P TONA	Monthly	2,163
KOMEDA Holdings Co. Ltd.	Barclays Bank PLC	(133,985)	01/20/27	(0.15)%	1D P TONA	Monthly	(321)
KOMEDA Holdings Co. Ltd.	UBS AG	(93,517)	01/06/31	0.00%	1D P TONA	Monthly	2,033
Komeri Co. Ltd.	Barclays Bank PLC	(609,346)	05/12/27	(0.15)%	1D P TONA	Monthly	14,120
Komeri Co. Ltd.	Citibank N.A.	(352,473)	02/24/27	(0.25)%	1D P TONA	Monthly	4,725
Komeri Co. Ltd.	UBS AG	(76,337)	04/03/28	0.00%	1D P TONA	Monthly	1,667
Konami Group Corp.	Bank of America N.A.	(133,499)	03/15/28	(0.15)%	1D P TONA	Monthly	13,426
Konami Group Corp.	Barclays Bank PLC	(10,642,445)	01/26/27	(0.16)%	1D P TONA	Monthly	748,417
Konami Group Corp.	Barclays Bank PLC	(9,802,932)	05/12/27	(0.16)%	1D P TONA	Monthly	689,379
Konami Group Corp.	Barclays Bank PLC	(25,224,145)	09/09/27	(0.16)%	1D P TONA	Monthly	1,773,857
Konami Group Corp.	BNP Paribas SA	(921,146)	09/09/26	(0.15)%	1D TONA	Monthly	92,641
Konami Group Corp.	BNP Paribas SA	(3,898,183)	03/24/27	(0.15)%	1D TONA	Monthly	392,047
Konami Group Corp.	BNP Paribas SA	(3,043,787)	01/21/28	(0.15)%	1D TONA	Monthly	306,119
Kongsberg Gruppen ASA	Bank of America N.A.	(179,333)	02/15/28	(0.26)%	NOWA	Monthly	39,335
Kongsberg Gruppen ASA	Barclays Bank PLC	(5,127,978)	02/03/27	(0.26)%	NOWA	Monthly	879,787
Kongsberg Maritime AS	Bank of America N.A.	0	02/15/28	0.00%	NOWA	Monthly	(27,422)
Konica Minolta, Inc.	Bank of America N.A.	(131,092)	03/15/28	(0.15)%	1D P TONA	Monthly	21,701
Konica Minolta, Inc.	Barclays Bank PLC	(5,597,444)	05/12/27	(0.15)%	1D P TONA	Monthly	892,682
Konica Minolta, Inc.	UBS AG	(91,840)	01/06/31	0.00%	1D P TONA	Monthly	15,203
Koninklijke KPN NV	Bank of America N.A.	(101,123)	02/15/28	(0.26)%	1D ESTR	Monthly	4,428
Koninklijke KPN NV	Barclays Bank PLC	(153,356)	02/19/27	(0.10)%	1D ESTR	Monthly	2,309
Koninklijke KPN NV	UBS AG	(16,814,529)	09/03/29	0.00%	1D ESTR	Monthly	736,321
Koninklijke Philips NV	BNP Paribas SA	(204,891)	01/13/28	(0.26)%	1D ESTR	Monthly	18,532
Koninklijke Vopak NV	Barclays Bank PLC	(157,909)	12/10/26	(0.26)%	1D ESTR	Monthly	(45)
Koninklijke Vopak NV	BNP Paribas SA	(177,678)	01/13/28	(0.26)%	1D ESTR	Monthly	2,207
Koninklijke Vopak NV	Citibank N.A.	(7,520,997)	06/25/26	0.00%	1D ESTR	Monthly	144,666
Koninklijke Vopak NV	Morgan Stanley & Co. International PLC	(6,716,351)	01/04/27	(0.26)%	1D ESTR	Monthly	129,188
Koninklijke Vopak NV	SG Americas Securities LLC	(5,777,699)	12/08/27	(0.26)%	1D ESTR	Monthly	278,095
Koninklijke Vopak NV	UBS AG	(375,829)	01/03/31	0.00%	1D ESTR	Monthly	4,668
Kontoor Brands, Inc.	Barclays Bank PLC	(1,540,189)	12/23/26	(0.15)%	1D OBFR01	Monthly	54,869
Kopin Corp.	UBS AG	(136,463)	01/14/31	0.00%	1D OBFR01	Monthly	(71,970)
KORE Group Holdings, Inc.	UBS AG	(53,537)	01/14/31	0.00%	1D OBFR01	Monthly	59
Korn Ferry	Barclays Bank PLC	(425,004)	12/23/26	(0.14)%	1D OBFR01	Monthly	4,306

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Kornit Digital Ltd.	BNP Paribas SA	$ (221,615)	01/28/28	(0.15)%	1D OBFR01	Monthly	$ 1,651
Kornit Digital Ltd.	UBS AG	(152,785)	01/14/31	0.00%	1D OBFR01	Monthly	2,938
Korro Bio, Inc.	Bank of America N.A.	(67,743)	02/15/28	(0.15)%	1D OBFR01	Monthly	941
Korro Bio, Inc.	UBS AG	(277,198)	01/14/31	0.00%	1D OBFR01	Monthly	3,850
KORU Medical Systems, Inc.	Barclays Bank PLC	(106,889)	02/16/27	(0.14)%	1D OBFR01	Monthly	3,121
KORU Medical Systems, Inc.	BNP Paribas SA	(105,608)	01/28/28	(0.72)%	1D OBFR01	Monthly	6,461
KORU Medical Systems, Inc.	UBS AG	(48,314)	01/14/31	0.00%	1D OBFR01	Monthly	2,956
Kosaido Holdings Co. Ltd.	Citibank N.A.	(30,141)	02/24/27	(1.00)%	1D P TONA	Monthly	(6,112)
Kosaido Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	(273,518)	01/06/27	(0.63)%	1D P TONA	Monthly	(55,464)
Kose Corp.	Barclays Bank PLC	(1,142,124)	05/12/27	(0.20)%	1D P TONA	Monthly	(10,083)
Koshidaka Holdings Co. Ltd.	Bank of America N.A.	(126,519)	03/15/28	(0.25)%	1D P TONA	Monthly	6,036
Kosmos Energy Ltd.	Barclays Bank PLC	(858,602)	02/16/27	(0.10)%	1D OBFR01	Monthly	(69,291)
Kosmos Energy Ltd.	UBS AG	(6,628)	01/14/31	0.00%	1D OBFR01	Monthly	(1,285)
Kotobuki Spirits Co. Ltd.	Barclays Bank PLC	(17,309)	01/20/27	(0.20)%	1D P TONA	Monthly	598
Kotobuki Spirits Co. Ltd.	Barclays Bank PLC	(10,939,447)	05/12/27	(0.20)%	1D P TONA	Monthly	377,856
Kotobuki Spirits Co. Ltd.	BNP Paribas SA	(52,888)	01/26/28	(0.25)%	1D TONA	Monthly	183
Kotobuki Spirits Co. Ltd.	UBS AG	(4,607,744)	04/03/28	0.00%	1D P TONA	Monthly	15,971
Kraft Heinz Co.	Bank of America N.A.	(1,059,526)	02/15/28	(0.15)%	1D OBFR01	Monthly	(28,154)
Kraft Heinz Co.	Barclays Bank PLC	(2,308,476)	02/16/27	(0.15)%	1D OBFR01	Monthly	(81,203)
Kraft Heinz Co.	BNP Paribas SA	(3,758,890)	01/28/28	(0.15)%	1D OBFR01	Monthly	(111,008)
Kraft Heinz Co.	UBS AG	(4,828,411)	01/14/31	0.00%	1D OBFR01	Monthly	(143,692)
Kraken Robotics, Inc.	Barclays Bank PLC	(748,259)	12/23/26	(1.75)%	CABROVER	Monthly	71,098
Kraken Robotics, Inc.	BNP Paribas SA	(161,305)	05/18/26	(1.31)%	CABROVER	Monthly	12,217
Kraken Robotics, Inc.	Citibank N.A.	(618,646)	02/24/28	(1.27)%	1D CORRA	Monthly	58,782
Kraken Robotics, Inc.	Morgan Stanley & Co. International PLC	(1,049,247)	01/04/27	(0.49)%	CABROVER	Monthly	99,697
Kratos Defense & Security Solutions, Inc.	Bank of America N.A.	(382,039)	02/15/28	(0.15)%	1D OBFR01	Monthly	(8,619)
Kratos Defense & Security Solutions, Inc.	Barclays Bank PLC	(34,579)	02/16/27	(0.10)%	1D OBFR01	Monthly	2,802
Kratos Defense & Security Solutions, Inc.	BNP Paribas SA	(1,101,349)	01/28/28	(0.15)%	1D OBFR01	Monthly	165,939
Kroger Co.	BNP Paribas SA	(195,901)	01/28/28	(0.15)%	1D OBFR01	Monthly	(3,340)
Krystal Biotech, Inc.	SG Americas Securities LLC	(11,031,713)	12/08/27	(0.15)%	1D OBFR01	Monthly	81,834
K’s Holdings Corp.	Barclays Bank PLC	(259,927)	01/20/27	(0.15)%	1D P TONA	Monthly	(8,238)
Kubota Corp.	Barclays Bank PLC	(150,025)	01/20/27	(0.15)%	1D P TONA	Monthly	1,472
Kuehne & Nagel International AG	BNP Paribas SA	(2,241,598)	08/17/26	(0.26)%	SSARON	Monthly	734
Kuehne & Nagel International AG	BNP Paribas SA	(469)	03/22/27	(0.26)%	SSARON	Monthly	(1)
Kumiai Chemical Industry Co. Ltd.	Bank of America N.A.	(428,575)	02/15/28	0.00%	1D P TONA	Monthly	12,358
Kumiai Chemical Industry Co. Ltd.	Barclays Bank PLC	(1,801,648)	05/12/27	(0.20)%	1D P TONA	Monthly	(34,947)
Kumiai Chemical Industry Co. Ltd.	BNP Paribas SA	(1,202,308)	03/24/27	(0.25)%	1D TONA	Monthly	34,669
Kumiai Chemical Industry Co. Ltd.	Morgan Stanley & Co. International PLC	(910,817)	01/06/27	(0.25)%	1D P TONA	Monthly	(17,667)
Kunlun Energy Co. Ltd.	Bank of America N.A.	(41,402)	02/15/28	(0.15)%	HONIA	Monthly	(941)
Kurabo Industries Ltd.	Bank of America N.A.	(258,222)	02/15/28	(0.25)%	1D P TONA	Monthly	10,355
Kurabo Industries Ltd.	Barclays Bank PLC	(355,383)	05/12/27	(0.20)%	1D P TONA	Monthly	(1,303)
Kurabo Industries Ltd.	BNP Paribas SA	(195,241)	03/24/27	(0.25)%	1D TONA	Monthly	7,830
Kurabo Industries Ltd.	Citibank N.A.	(198,774)	02/24/27	(0.15)%	1D P TONA	Monthly	(729)
Kurabo Industries Ltd.	Morgan Stanley & Co. International PLC	(60,234)	01/06/27	(0.25)%	1D P TONA	Monthly	(221)
Kurabo Industries Ltd.	SG Americas Securities LLC	(6,055)	12/08/27	(0.25)%	1D P TONA	Monthly	10
Kurabo Industries Ltd.	UBS AG	(125,962)	04/03/28	0.00%	1D P TONA	Monthly	5,051
Kurita Water Industries Ltd.	Barclays Bank PLC	(1,798,303)	01/26/27	(0.18)%	1D P TONA	Monthly	(114,970)
Kurita Water Industries Ltd.	Barclays Bank PLC	(838,954)	05/12/27	(0.18)%	1D P TONA	Monthly	(69,040)
Kurita Water Industries Ltd.	Barclays Bank PLC	(6,651,705)	09/09/27	(0.18)%	1D P TONA	Monthly	(547,389)
Kurita Water Industries Ltd.	Morgan Stanley & Co. International PLC	(289,639)	01/07/27	(0.25)%	1D P TONA	Monthly	(23,835)
Kurita Water Industries Ltd.	UBS AG	(4,252,407)	09/03/29	0.00%	1D P TONA	Monthly	(292,967)
Kurita Water Industries Ltd.	UBS AG	(2,620,601)	01/20/31	0.00%	1D P TONA	Monthly	(179,046)
Kusuri no Aoki Holdings Co. Ltd.	Bank of America N.A.	(38,284)	03/15/28	(0.25)%	1D P TONA	Monthly	128
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Kusuri no Aoki Holdings Co. Ltd.	Barclays Bank PLC	$ (100,793)	05/12/27	(0.20)%	1D P TONA	Monthly	$ 632
KYB Corp.	Bank of America N.A.	(1,215,503)	02/15/28	(0.15)%	1D P TONA	Monthly	31,003
KYB Corp.	Barclays Bank PLC	(930,881)	05/12/27	(0.20)%	1D P TONA	Monthly	5,760
Kymera Therapeutics, Inc.	SG Americas Securities LLC	(336,651)	12/08/27	(0.15)%	1D OBFR01	Monthly	22,423
Kyndryl Holdings, Inc.	Barclays Bank PLC	(8,066,608)	12/23/26	(0.15)%	1D OBFR01	Monthly	175,899
Kyocera Corp.	Barclays Bank PLC	(97,542)	01/20/27	(0.15)%	1D P TONA	Monthly	1,975
Kyocera Corp.	Citibank N.A.	(16,368,601)	02/24/27	(0.17)%	1D P TONA	Monthly	325,364
Kyocera Corp.	UBS AG	(4,412,353)	01/20/31	0.00%	1D P TONA	Monthly	(154,053)
Kyokuto Kaihatsu Kogyo Co. Ltd.	Barclays Bank PLC	(86,166)	05/12/27	(0.15)%	1D P TONA	Monthly	1,573
Kyowa Kirin Co. Ltd.	Bank of America N.A.	(1,211,183)	03/15/28	(0.15)%	1D P TONA	Monthly	78,228
Kyowa Kirin Co. Ltd.	Barclays Bank PLC	(1,402,024)	01/20/27	(0.15)%	1D P TONA	Monthly	18,974
Kyowa Kirin Co. Ltd.	Citibank N.A.	(2,805,574)	02/24/27	(0.15)%	1D P TONA	Monthly	37,969
Kyushu Electric Power Co., Inc.	Bank of America N.A.	(181,063)	03/15/28	(0.15)%	1D P TONA	Monthly	11,316
Kyushu Electric Power Co., Inc.	Barclays Bank PLC	(1,953,444)	09/09/27	(0.20)%	1D P TONA	Monthly	18,111
Kyushu Railway Co.	Barclays Bank PLC	(1,556,989)	05/12/27	(0.15)%	1D P TONA	Monthly	32,846
Kyverna Therapeutics, Inc.	UBS AG	(47,583)	01/14/31	0.00%	1D OBFR01	Monthly	3,037
L E Lundbergforetagen AB, Class B	Bank of America N.A.	(1,318,933)	02/15/28	(0.26)%	1D STIBOR	Monthly	45,974
L E Lundbergforetagen AB, Class B	Bank of America N.A.	(2,522)	02/15/28	(0.26)%	1D STIBOR	Monthly	88
L E Lundbergforetagen AB, Class B	BNP Paribas SA	(12,760,030)	08/17/26	(0.25)%	1D STIBOR	Monthly	448,775
L E Lundbergforetagen AB, Class B	Morgan Stanley & Co. International PLC	(7,474,046)	01/08/27	(0.26)%	1D STIBOR	Monthly	331,370
L E Lundbergforetagen AB, Class B	SG Americas Securities LLC	(8,027,286)	12/08/27	(0.14)%	1D STIBOR	Monthly	235,814
L E Lundbergforetagen AB, Class B	UBS AG	(595,280)	04/18/28	0.00%	TN STIBOR	Monthly	(5,696)
L E Lundbergforetagen AB, Class B	UBS AG	(400,358)	09/03/29	0.00%	TN STIBOR	Monthly	(3,364)
La Francaise des Jeux SAEM, Class A	Barclays Bank PLC	(167,243)	12/10/26	(0.26)%	1D ESTR	Monthly	(378)
La Francaise des Jeux SAEM, Class A	Barclays Bank PLC	(868,774)	02/19/27	(0.26)%	1D ESTR	Monthly	34,527
La Francaise des Jeux SAEM, Class A	UBS AG	(323,120)	01/03/31	0.00%	1D ESTR	Monthly	35,339
Labcorp Holdings, Inc.	Bank of America N.A.	(5,214,305)	02/15/28	(0.15)%	1D OBFR01	Monthly	194,122
Labcorp Holdings, Inc.	SG Americas Securities LLC	(8,227,589)	12/08/27	(0.07)%	1D OBFR01	Monthly	536,686
Labcorp Holdings, Inc.	UBS AG	(523,871)	01/14/31	0.00%	1D OBFR01	Monthly	31,842
Laboratorios Farmaceuticos Rovi SA	Barclays Bank PLC	(1,489,750)	12/10/26	(0.26)%	1D ESTR	Monthly	94,202
Ladder Capital Corp., Class A	UBS AG	(143,865)	01/14/31	0.00%	1D OBFR01	Monthly	973
Lam Research Corp.	Bank of America N.A.	(462,704)	02/15/28	0.10%	1D OBFR01	Monthly	12,739
Lamar Advertising Co.	UBS AG	(2,946,211)	01/22/31	0.00%	1D OBFR01	Monthly	(59,252)
Lamb Weston Holdings, Inc.	BNP Paribas SA	(3,869,716)	05/17/27	(0.59)%	1D OBFR01	Monthly	(34,063)
Land Securities Group PLC	Bank of America N.A.	(442,136)	02/15/28	0.00%	1D SONIA	Monthly	(9,470)
Land Securities Group PLC	BNP Paribas SA	(2,950,774)	01/13/28	(0.25)%	1D SONIA	Monthly	106,791
Land Securities Group PLC	SG Americas Securities LLC	(3,089,428)	12/08/27	(0.25)%	1D SONIA	Monthly	(22,698)
Land Securities Group PLC	SG Americas Securities LLC	(10,776,392)	12/08/27	(0.25)%	1D SONIA	Monthly	(79,173)
Land Securities Group PLC	UBS AG	(3,642,333)	01/03/31	0.00%	1D SONIA	Monthly	55,726
Landstar System, Inc.	Barclays Bank PLC	(2,634,173)	12/23/26	(0.15)%	1D OBFR01	Monthly	(42,020)
Lantheus Holdings, Inc.	BNP Paribas SA	(12,933,137)	05/17/27	(0.15)%	1D OBFR01	Monthly	(104,944)
LaSalle Logiport REIT	UBS AG	(410,539)	01/06/31	0.00%	1D P TONA	Monthly	7,815
Lasertec Corp.	Barclays Bank PLC	(492,109)	01/20/27	(0.15)%	1D P TONA	Monthly	(5,372)
Lasertec Corp.	Barclays Bank PLC	(12,304,941)	05/12/27	(0.15)%	1D P TONA	Monthly	420,673
Lasertec Corp.	Barclays Bank PLC	(13,275,443)	09/09/27	(0.15)%	1D P TONA	Monthly	451,489
Lattice Semiconductor Corp.	SG Americas Securities LLC	(8,881,137)	12/08/27	(0.15)%	1D OBFR01	Monthly	(1,310,168)
La-Z-Boy, Inc.	SG Americas Securities LLC	(1,110,995)	12/08/27	(0.13)%	1D OBFR01	Monthly	(68,949)
LCI Industries	Barclays Bank PLC	(11,127,607)	12/23/26	(0.15)%	1D OBFR01	Monthly	42,770
Lear Corp.	Bank of America N.A.	(1,422,273)	02/15/28	(0.15)%	1D OBFR01	Monthly	(99,855)
LEG Immobilien SE	Bank of America N.A.	(870,107)	02/15/28	(0.26)%	1D ESTR	Monthly	9,418
LEG Immobilien SE	Barclays Bank PLC	(3,300,030)	02/19/27	(0.10)%	1D ESTR	Monthly	89,323
LEG Immobilien SE	BNP Paribas SA	(2,158,422)	01/13/28	(0.26)%	1D ESTR	Monthly	24,102
LEG Immobilien SE	UBS AG	(1,772,796)	01/03/31	0.00%	1D ESTR	Monthly	50,787
Legal & General Group PLC	Barclays Bank PLC	(12,443,207)	02/26/27	(0.25)%	1D SONIA	Monthly	468,678
Legal & General Group PLC	UBS AG	(4,539,976)	01/20/31	0.00%	1D SONIA	Monthly	234,731
Legence Corp., Class A	BNP Paribas SA	(271,723)	01/24/28	(0.15)%	1D OBFR01	Monthly	(28,376)
Legence Corp., Class A	UBS AG	(534,161)	01/14/31	0.00%	1D OBFR01	Monthly	(64,471)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Leggett & Platt, Inc.	Bank of America N.A.	$ (63,390)	02/15/28	(0.15)%	1D OBFR01	Monthly	$ 2,681
Legrand SA	UBS AG	(805,499)	09/03/29	0.00%	1D ESTR	Monthly	(26,178)
Leidos Holdings, Inc.	Bank of America N.A.	(578,091)	02/15/28	(0.15)%	1D OBFR01	Monthly	(5,509)
Leidos Holdings, Inc.	Barclays Bank PLC	(2,349,720)	02/16/27	(0.10)%	1D OBFR01	Monthly	23,231
Leidos Holdings, Inc.	BNP Paribas SA	(2,911,591)	01/28/28	(0.15)%	1D OBFR01	Monthly	160,273
Leidos Holdings, Inc.	UBS AG	(173,195)	01/14/31	0.00%	1D OBFR01	Monthly	10,694
LEM Holding SA, Class N	Bank of America N.A.	(42,593)	02/15/28	(0.26)%	SSARON	Monthly	1,981
LendingClub Corp.	BNP Paribas SA	(824,754)	01/28/28	(0.15)%	1D OBFR01	Monthly	(18,162)
LendingClub Corp.	SG Americas Securities LLC	(526,807)	12/08/27	0.05%	1D OBFR01	Monthly	(34,386)
LendingClub Corp.	UBS AG	(364,452)	01/14/31	0.00%	1D OBFR01	Monthly	(11,224)
Lennox International, Inc.	Barclays Bank PLC	(1,733,261)	02/16/27	(0.15)%	1D OBFR01	Monthly	(159,715)
Lennox International, Inc.	SG Americas Securities LLC	(25,801,302)	12/08/27	(0.15)%	1D OBFR01	Monthly	(2,900,895)
Leo Lithium Ltd.	Goldman Sachs Bank USA	(12,284)	08/19/26	(1.27)%	1D AONIA	Monthly	12,284
Leonardo DRS, Inc.	SG Americas Securities LLC	(37,579)	12/08/27	0.05%	1D OBFR01	Monthly	5,278
Leonardo SpA	Barclays Bank PLC	(56,220)	02/19/27	(0.10)%	1D ESTR	Monthly	1,704
Leonardo SpA	BNP Paribas SA	(290,475)	01/13/28	(0.10)%	1D ESTR	Monthly	23,270
Levi Strauss & Co., Class A	Barclays Bank PLC	(21,131)	02/16/27	(0.11)%	1D OBFR01	Monthly	500
Levi Strauss & Co., Class A	Barclays Bank PLC	(3,193,237)	02/23/27	(0.11)%	1D OBFR01	Monthly	45,073
Liberty Broadband Corp., Class C	SG Americas Securities LLC	(8,076,584)	12/08/27	(0.11)%	1D OBFR01	Monthly	2,055,516
Liberty Energy, Inc., Class A	SG Americas Securities LLC	(2,755,484)	12/08/27	(0.10)%	1D OBFR01	Monthly	(550,901)
Liberty Global Ltd., Class A	BNP Paribas SA	(775,180)	01/28/28	(0.10)%	1D OBFR01	Monthly	50,678
Liberty Global Ltd., Class A	UBS AG	(60,277)	01/14/31	0.00%	1D OBFR01	Monthly	3,941
Liberty Global Ltd., Class C	Barclays Bank PLC	(52,827)	02/16/27	(0.15)%	1D OBFR01	Monthly	1,140
Liberty Global Ltd., Class C	BNP Paribas SA	(67,084)	01/28/28	(0.15)%	1D OBFR01	Monthly	3,637
Liberty Global Ltd., Class C	UBS AG	(45,958)	01/14/31	0.00%	1D OBFR01	Monthly	2,491
Liberty Live Holdings, Inc., Class C	SG Americas Securities LLC	(5,068,183)	12/08/27	(0.15)%	1D OBFR01	Monthly	230,748
Liberty Media Corp-Liberty Formula One, Class C	UBS AG	(1,013,497)	01/22/31	0.00%	1D OBFR01	Monthly	49,052
Life Time Group Holdings, Inc.	Morgan Stanley & Co. International PLC	(5,822,893)	01/06/27	(0.15)%	1D FEDL01	Monthly	211,399
Life360, Inc.	Morgan Stanley & Co. International PLC	(3,481,466)	01/04/27	(0.29)%	1D FEDL01	Monthly	360,027
Life360, Inc.	SG Americas Securities LLC	(1,927,117)	12/08/27	(0.13)%	1D OBFR01	Monthly	38,569
Life360, Inc.	UBS AG	(3,099,147)	04/21/28	0.00%	1D OBFR01	Monthly	(36,384)
Lifedrink Co., Inc.	Barclays Bank PLC	(102,091)	01/20/27	(0.20)%	1D P TONA	Monthly	1,531
Lifenet Insurance Co.	Barclays Bank PLC	(108,303)	05/12/27	(1.26)%	1D P TONA	Monthly	13,492
Lifenet Insurance Co.	BNP Paribas SA	(290,509)	03/24/27	(0.15)%	1D TONA	Monthly	46,710
Lifenet Insurance Co.	Citibank N.A.	(1,495,146)	02/24/27	(1.15)%	1D P TONA	Monthly	186,265
Lifenet Insurance Co.	JPMorgan Chase Bank N.A.	(334,962)	02/10/27	(1.31)%	1D P TONA	Monthly	39,448
Lifenet Insurance Co.	Morgan Stanley & Co. International PLC	(1,275,727)	01/06/27	(1.00)%	1D P TONA	Monthly	158,930
Lifenet Insurance Co.	UBS AG	(155,525)	04/03/28	0.00%	1D P TONA	Monthly	25,006
Ligand Pharmaceuticals, Inc.	UBS AG	(5,481,392)	04/21/28	0.00%	1D OBFR01	Monthly	(106,175)
Light & Wonder, Inc.	Goldman Sachs Bank USA	(54,753)	08/19/26	0.20%	1D AONIA	Monthly	2,962
Light & Wonder, Inc.	UBS AG	(2,619,727)	04/03/28	0.00%	1D AONIA	Monthly	141,710
LightPath Technologies, Inc., Class A	UBS AG	(125,731)	01/14/31	0.00%	1D OBFR01	Monthly	10,851
Lightwave Logic, Inc.	Barclays Bank PLC	(397,086)	02/16/27	(0.38)%	1D OBFR01	Monthly	37,718
Lincoln Electric Holdings, Inc.	BNP Paribas SA	(2,094,620)	05/17/27	(0.10)%	1D OBFR01	Monthly	(54,530)
Lindab International AB	BNP Paribas SA	(920,175)	11/17/27	(0.25)%	1D STIBOR	Monthly	35,576
Lindab International AB	Morgan Stanley & Co. International PLC	(1,537,644)	01/04/27	(0.26)%	1D STIBOR	Monthly	55,719
Linde PLC	Goldman Sachs Bank USA	(2,203,004)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2,012)
Linde PLC	SG Americas Securities LLC	(16,347,637)	12/08/27	0.10%	1D OBFR01	Monthly	(169,437)
Lindsay Corp.	BNP Paribas SA	(95,667)	01/28/28	(0.15)%	1D OBFR01	Monthly	(4,434)
Lineage, Inc.	Morgan Stanley & Co. International PLC	(2,566,213)	01/06/27	(0.15)%	1D FEDL01	Monthly	(65,654)
Lineage, Inc.	SG Americas Securities LLC	(149,073)	12/08/27	(0.15)%	1D OBFR01	Monthly	(10,654)
Link REIT	Bank of America N.A.	(222,900)	02/15/28	(0.15)%	HONIA	Monthly	(5,199)
Lionsgate Studios Corp.	Morgan Stanley & Co. International PLC	(1,563,778)	01/04/27	(0.15)%	1D FEDL01	Monthly	(67,056)
Liontown Resources Ltd.	Bank of America N.A.	(98,205)	02/15/28	(0.15)%	1D AONIA	Monthly	(27,495)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Liontown Resources Ltd.	Bank of America N.A.	$ (279,630)	02/15/28	(0.30)%	1D AONIA	Monthly	$ (78,291)
Liontown Resources Ltd.	Morgan Stanley & Co. International PLC	(1,870,979)	01/06/27	(0.38)%	1D AONIA	Monthly	(90,293)
Liquidity Services, Inc.	SG Americas Securities LLC	(104,639)	12/08/27	(0.15)%	1D OBFR01	Monthly	(11,972)
LISI SA	Barclays Bank PLC	(129,623)	12/10/26	(0.26)%	1D ESTR	Monthly	(243)
LISI SA	Goldman Sachs Bank USA	(104,405)	08/19/26	(0.18)%	1D ESTR	Monthly	(3,792)
LivaNova PLC	Citibank N.A.	(113,869)	06/25/26	(0.15)%	1D OBFR01	Monthly	8,875
Live Nation Entertainment, Inc.	UBS AG	(1,856,595)	01/14/31	0.00%	1D OBFR01	Monthly	(25,260)
Live Nation Entertainment, Inc.	UBS AG	(6,197,093)	01/22/31	0.00%	1D OBFR01	Monthly	(90,499)
Live Oak Bancshares, Inc.	Barclays Bank PLC	(80,273)	02/16/27	(0.10)%	1D OBFR01	Monthly	(2,898)
Live Oak Bancshares, Inc.	SG Americas Securities LLC	(1,474,057)	12/08/27	(0.15)%	1D OBFR01	Monthly	(85,441)
Lixil Corp.	Barclays Bank PLC	(4,136,620)	05/12/27	(0.20)%	1D P TONA	Monthly	1,063
Lixil Corp.	Citibank N.A.	(2,345,321)	02/24/27	(0.25)%	1D P TONA	Monthly	(14,166)
Loar Holdings, Inc.	UBS AG	(7,528,308)	04/18/28	0.00%	1D OBFR01	Monthly	1,078,100
Loar Holdings, Inc.	UBS AG	(3,943,599)	01/22/31	0.00%	1D OBFR01	Monthly	532,793
Loblaw Cos Ltd.	Bank of America N.A.	(1,006,806)	02/15/28	0.00%	CABROVER	Monthly	(6,749)
Loews Corp.	Barclays Bank PLC	(4,994,790)	02/16/27	(0.10)%	1D OBFR01	Monthly	(89,214)
Loews Corp.	BNP Paribas SA	(2,384,875)	01/28/28	(0.10)%	1D OBFR01	Monthly	(26,105)
Logista Integral SA	Barclays Bank PLC	(7,760,199)	12/10/26	(0.10)%	1D ESTR	Monthly	(101,018)
Logitech International SA, Class N	Bank of America N.A.	(3,488,924)	02/15/28	0.00%	SSARON	Monthly	(8,360)
Logitech International SA, Class N	Bank of America N.A.	(141,530)	02/15/28	(0.10)%	SSARON	Monthly	(1,801)
Logitech International SA, Class N	Barclays Bank PLC	(5,496,383)	02/26/27	(0.26)%	SSARON	Monthly	(4,666)
Logitech International SA, Class N, Registered Shares	UBS AG	(9,483,960)	01/20/31	0.00%	SSARON	Monthly	(116,915)
London Stock Exchange Group	Bank of America N.A.	(167,398)	02/15/28	(0.10)%	1D SONIA	Monthly	1,958
LondonMetric Property PLC	BNP Paribas SA	(10,526,478)	08/17/26	(0.25)%	1D SONIA	Monthly	140,375
Lonza Group AG	Bank of America N.A.	(316,311)	02/15/28	(0.26)%	SSARON	Monthly	31,649
Lonza Group AG	Citibank N.A.	(328,458)	07/06/26	(0.26)%	SSARON	Monthly	17,974
Lottery Corp. Ltd.	Barclays Bank PLC	(1,513,493)	01/27/27	(0.21)%	1D AONIA	Monthly	13,420
Lottery Corp. Ltd.	Barclays Bank PLC	(5,887,202)	05/12/27	(0.21)%	1D AONIA	Monthly	44,546
Lottery Corp. Ltd.	Barclays Bank PLC	(5,608,852)	09/09/27	(0.21)%	1D AONIA	Monthly	36,094
Lottery Corp. Ltd.	BNP Paribas SA	(13,746,055)	09/07/26	(0.25)%	1D AONIA	Monthly	56,851
Lottery Corp. Ltd.	Goldman Sachs Bank USA	(1,877,791)	08/19/26	(0.30)%	1D AONIA	Monthly	2,062
Lottery Corp. Ltd.	SG Americas Securities LLC	(497,286)	12/08/27	(0.30)%	1D AONIA	Monthly	(3,627)
Lottomatica Group SpA	Bank of America N.A.	(788,876)	02/15/28	0.00%	1D ESTR	Monthly	62,299
Lottomatica Group SpA	SG Americas Securities LLC	(8,282,311)	12/08/27	(0.26)%	1D ESTR	Monthly	365,175
Lottomatica Group SpA	SG Americas Securities LLC	(1,239,380)	12/08/27	(0.26)%	1D ESTR	Monthly	62,515
Lottomatica Group SpA	UBS AG	(11,132,931)	09/03/29	0.00%	1D ESTR	Monthly	763,275
Lottomatica Group SpA	UBS AG	(134,939)	01/03/31	0.00%	1D ESTR	Monthly	1,779
Lotus Bakeries NV	Barclays Bank PLC	(1,267,542)	02/26/27	(0.26)%	1D ESTR	Monthly	(32,606)
Lotus Bakeries NV	Morgan Stanley & Co. International PLC	(12,299,849)	01/04/27	(0.26)%	1D ESTR	Monthly	(316,401)
Lotus Bakeries NV	Morgan Stanley & Co. International PLC	(2,523,347)	01/06/27	(0.26)%	1D ESTR	Monthly	(64,911)
Lotus Bakeries NV	SG Americas Securities LLC	(2,861,827)	12/08/27	(0.26)%	1D ESTR	Monthly	(27,390)
Lotus Bakeries NV	SG Americas Securities LLC	(4,125,801)	12/08/27	(0.26)%	1D ESTR	Monthly	(39,488)
Lotus Bakeries NV	UBS AG	(8,226,345)	09/03/29	0.00%	1D ESTR	Monthly	(296,846)
Lotus Bakeries NV	UBS AG	(23,238)	01/03/31	0.00%	1D ESTR	Monthly	(839)
Lotus Bakeries NV	UBS AG	(2,196,016)	01/20/31	0.00%	1D ESTR	Monthly	(79,243)
Louisiana-Pacific Corp.	BNP Paribas SA	(1,270,196)	01/24/28	(0.15)%	1D OBFR01	Monthly	27,879
Lowe’s Cos., Inc.	Bank of America N.A.	(2,208,148)	02/15/28	(0.15)%	1D OBFR01	Monthly	88,887
Lowe’s Cos., Inc.	BNP Paribas SA	(3,836,987)	01/28/28	(0.15)%	1D OBFR01	Monthly	81,775
Lowe’s Cos., Inc.	Morgan Stanley & Co. International PLC	(26,093,365)	01/06/27	(0.15)%	1D FEDL01	Monthly	681,094
Lowe’s Cos., Inc.	UBS AG	(2,849,399)	01/14/31	0.00%	1D OBFR01	Monthly	47,915
LPL Financial Holdings, Inc.	BNP Paribas SA	(33,288,272)	05/17/27	(0.15)%	1D OBFR01	Monthly	(270,409)
LPL Financial Holdings, Inc.	BNP Paribas SA	(1,022,731)	01/24/28	(0.15)%	1D OBFR01	Monthly	(8,394)
LTC Properties, Inc.	Morgan Stanley & Co. International PLC	(5,769,329)	01/04/27	(0.15)%	1D FEDL01	Monthly	(101,187)
Lucid Diagnostics, Inc.	Barclays Bank PLC	(85,501)	02/16/27	(0.60)%	1D OBFR01	Monthly	15,664
Lucid Diagnostics, Inc.	UBS AG	(197,658)	01/14/31	0.00%	1D OBFR01	Monthly	47,662

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Lululemon Athletica, Inc.	Bank of America N.A.	$ (94,831)	02/15/28	(0.15)%	1D OBFR01	Monthly	$ 3,123
Lululemon Athletica, Inc.	Barclays Bank PLC	(5,603,015)	02/23/27	(0.15)%	1D OBFR01	Monthly	727,058
Lululemon Athletica, Inc.	UBS AG	(582,124)	01/14/31	0.00%	1D OBFR01	Monthly	33,940
Lumen Technologies, Inc.	SG Americas Securities LLC	(993,571)	12/08/27	(0.15)%	1D OBFR01	Monthly	(245,240)
Lumen Technologies, Inc.	UBS AG	(11,790,832)	04/18/28	0.00%	1D OBFR01	Monthly	(343,156)
Lumen Technologies, Inc.	UBS AG	(927,728)	01/14/31	0.00%	1D OBFR01	Monthly	(23,783)
Lumentum Holdings, Inc.	Barclays Bank PLC	(1,624,896)	02/16/27	(0.10)%	1D OBFR01	Monthly	(53,419)
Lundin Mining Corp.	Bank of America N.A.	(1,577,669)	02/15/28	(0.20)%	CABROVER	Monthly	234,956
Lundin Mining Corp.	BNP Paribas SA	(7,349,387)	08/17/26	(0.20)%	CABROVER	Monthly	793,700
Lundin Mining Corp.	Goldman Sachs Bank USA	(2,750,940)	08/18/26	(0.20)%	1D CORRA	Monthly	409,686
LVMH Moet Hennessy Louis Vuitton SE	Bank of America N.A.	(4,646,585)	02/15/28	(0.10)%	1D ESTR	Monthly	250,044
LVMH Moet Hennessy Louis Vuitton SE	Bank of America N.A.	(132,912)	02/15/28	(0.10)%	1D ESTR	Monthly	7,373
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	(4,845,743)	02/26/27	(0.10)%	1D ESTR	Monthly	195,452
LVMH Moet Hennessy Louis Vuitton SE	UBS AG	(51,229)	01/03/31	0.00%	1D ESTR	Monthly	(55)
LXP Industrial Trust	SG Americas Securities LLC	(3,210,510)	12/08/27	(0.14)%	1D OBFR01	Monthly	(72,965)
LY Corp.	Barclays Bank PLC	(15,871)	01/20/27	(0.15)%	1D P TONA	Monthly	616
Lyft, Inc., Class A	Bank of America N.A.	(4,414,245)	02/15/28	0.00%	1D OBFR01	Monthly	134,747
Lyft, Inc., Class A	Morgan Stanley & Co. International PLC	(3,499,245)	01/06/27	(0.15)%	1D FEDL01	Monthly	70,276
Lynas Rare Earths Ltd.	Bank of America N.A.	(158,401)	02/15/28	(0.15)%	1D AONIA	Monthly	3,545
Lynas Rare Earths Ltd.	Barclays Bank PLC	(4,495,106)	09/09/27	(0.24)%	1D AONIA	Monthly	1,282
Lynas Rare Earths Ltd.	Morgan Stanley & Co. International PLC	(13,588,439)	01/06/27	(0.30)%	1D AONIA	Monthly	3,876
Lynas Rare Earths Ltd.	Morgan Stanley & Co. International PLC	(12,044,373)	01/07/27	(0.30)%	1D AONIA	Monthly	3,435
Lynas Rare Earths Ltd.	SG Americas Securities LLC	(984,819)	12/08/27	(0.30)%	1D AONIA	Monthly	79,301
Lynas Rare Earths Ltd.	UBS AG	(3,266,855)	09/03/29	0.00%	1D AONIA	Monthly	135,953
LyondellBasell Industries NV, Class A	BNP Paribas SA	(209,219)	01/28/28	(0.15)%	1D OBFR01	Monthly	(9,135)
LyondellBasell Industries NV, Class A	UBS AG	(980,124)	01/22/31	0.00%	1D OBFR01	Monthly	(23,768)
M&A Capital Partners Co. Ltd.	Barclays Bank PLC	(832,925)	05/12/27	(0.20)%	1D P TONA	Monthly	25,880
M&A Capital Partners Co. Ltd.	Morgan Stanley & Co. International PLC	(306,755)	01/06/27	(0.25)%	1D P TONA	Monthly	9,531
M&G PLC	Bank of America N.A.	(206,004)	02/15/28	(0.10)%	1D SONIA	Monthly	(3,422)
M&T Bank Corp.	Barclays Bank PLC	(129,859)	02/16/27	(0.15)%	1D OBFR01	Monthly	(663)
M&T Bank Corp.	BNP Paribas SA	(841,914)	01/28/28	(0.15)%	1D OBFR01	Monthly	(5,933)
M&T Bank Corp.	UBS AG	(211,455)	01/14/31	0.00%	1D OBFR01	Monthly	(1,490)
M3, Inc.	Bank of America N.A.	(522,905)	02/15/28	0.00%	1D P TONA	Monthly	25,871
M3, Inc.	Barclays Bank PLC	(5,579,608)	01/20/27	(0.20)%	1D P TONA	Monthly	60,214
M3, Inc.	Barclays Bank PLC	(4,791,591)	05/12/27	(0.20)%	1D P TONA	Monthly	53,389
M3, Inc.	UBS AG	(1,559,079)	09/03/29	0.00%	1D P TONA	Monthly	29,446
MA Financial Group Ltd.	Bank of America N.A.	(57,539)	02/15/28	(0.15)%	1D AONIA	Monthly	726
MA Financial Group Ltd.	BNP Paribas SA	(121,288)	01/14/28	(0.25)%	1D AONIA	Monthly	1,531
Macerich Co.	Barclays Bank PLC	(6,919,049)	12/23/26	(0.15)%	1D OBFR01	Monthly	(137,181)
Macerich Co.	SG Americas Securities LLC	(10,114,708)	12/08/27	(0.15)%	1D OBFR01	Monthly	(426,580)
MACOM Technology Solutions Holdings, Inc.	UBS AG	(17,136,013)	04/18/28	0.00%	1D OBFR01	Monthly	(1,341,827)
Macquarie Technology Group Ltd.	Bank of America N.A.	(102,423)	02/15/28	(0.30)%	1D AONIA	Monthly	(4,119)
Macquarie Technology Group Ltd.	Barclays Bank PLC	(423,296)	05/12/27	(0.99)%	1D AONIA	Monthly	9,395
Macquarie Technology Group Ltd.	BNP Paribas SA	(116,651)	03/22/27	(2.00)%	1D AONIA	Monthly	(4,692)
Macquarie Technology Group Ltd.	JPMorgan Chase Bank N.A.	(37,923)	02/10/27	(1.25)%	1D AONIA	Monthly	(1,156)
Macquarie Technology Group Ltd.	Morgan Stanley & Co. International PLC	(512,507)	01/06/27	(0.53)%	1D AONIA	Monthly	11,375
Macquarie Technology Group Ltd.	UBS AG	(432,933)	04/03/28	0.00%	1D AONIA	Monthly	(17,412)
Madison Square Garden Entertainment Corp., Class A	Barclays Bank PLC	(1,367,902)	12/23/26	(0.15)%	1D OBFR01	Monthly	(116,450)
Madison Square Garden Sports Corp., Class A	Morgan Stanley & Co. International PLC	(5,334,748)	01/06/27	(0.15)%	1D FEDL01	Monthly	(113,106)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Madrigal Pharmaceuticals, Inc.	BNP Paribas SA	$ (390,491)	01/28/28	(0.15)%	1D OBFR01	Monthly	$ 896
Madrigal Pharmaceuticals, Inc.	UBS AG	(121,866)	01/14/31	0.00%	1D OBFR01	Monthly	280
Magellan Financial Group Ltd.	Bank of America N.A.	(160,258)	02/15/28	(0.30)%	1D AONIA	Monthly	(16,254)
Magnite, Inc.	Bank of America N.A.	(611,298)	02/15/28	(0.15)%	1D OBFR01	Monthly	19,015
Magnite, Inc.	Barclays Bank PLC	(422,106)	02/16/27	(0.10)%	1D OBFR01	Monthly	18,126
Magnite, Inc.	BNP Paribas SA	(223,753)	01/28/28	(0.15)%	1D OBFR01	Monthly	7,346
Magnum Ice Cream Co. NV	Bank of America N.A.	(733,686)	02/15/28	(0.26)%	1D ESTR	Monthly	(68,946)
Magnum Ice Cream Co. NV	Barclays Bank PLC	(31,904,971)	08/18/27	(0.26)%	1D ESTR	Monthly	(3,354,590)
Magnum Ice Cream Co. NV	BNP Paribas SA	(3,303,624)	01/13/28	(0.26)%	1D ESTR	Monthly	(270,214)
Magnum Ice Cream Co. NV	JPMorgan Chase Bank N.A.	(1,451,538)	02/10/27	(0.25)%	1D SONIA	Monthly	32,433
Mainfreight Ltd.	BNP Paribas SA	(157,890)	03/22/27	(0.25)%	1D NZOCO	Monthly	(2,335)
Mainfreight Ltd.	Goldman Sachs Bank USA	(621,873)	08/19/26	(0.40)%	1D NZOCO	Monthly	(9,199)
Major Drilling Group International, Inc.	BNP Paribas SA	(107,648)	05/18/26	(0.20)%	CABROVER	Monthly	13,041
Makita Corp.	Bank of America N.A.	(1,570,163)	03/15/28	(0.15)%	1D P TONA	Monthly	(48,835)
Makita Corp.	Barclays Bank PLC	(1,931,079)	01/26/27	(0.15)%	1D P TONA	Monthly	(114,947)
Makita Corp.	Barclays Bank PLC	(2,128,535)	09/09/27	(0.15)%	1D P TONA	Monthly	(147,715)
Makita Corp.	BNP Paribas SA	(2,859,424)	01/21/28	(0.25)%	1D TONA	Monthly	(88,933)
Man Group PLC	Morgan Stanley & Co. International PLC	(843,689)	01/04/27	(0.25)%	1D SONIA	Monthly	35,244
Man Group PLC	UBS AG	(103,573)	04/24/28	0.00%	1D SONIA	Monthly	3,420
Manchester United PLC, Class A	Barclays Bank PLC	(337,455)	12/23/26	(0.15)%	1D OBFR01	Monthly	(31,328)
Manhattan Associates, Inc.	Barclays Bank PLC	(5,471,447)	02/23/27	(0.12)%	1D OBFR01	Monthly	191,087
Manulife Financial Corp.	Citibank N.A.	(3,266,415)	02/24/28	(0.20)%	1D CORRA	Monthly	(32,317)
Mapfre SA	Barclays Bank PLC	(8,209,187)	12/10/26	(0.26)%	1D ESTR	Monthly	29,362
Mapfre SA	Barclays Bank PLC	(16,960,306)	08/18/27	(0.26)%	1D ESTR	Monthly	53,378
Maple Leaf Foods, Inc.	Barclays Bank PLC	(409,503)	12/23/26	(0.20)%	CABROVER	Monthly	19,047
Maple Leaf Foods, Inc.	Morgan Stanley & Co. International PLC	(902,856)	01/04/27	(0.20)%	CABROVER	Monthly	41,993
Maplebear, Inc.	Barclays Bank PLC	(3,884,421)	12/23/26	(0.15)%	1D OBFR01	Monthly	106,166
Maplebear, Inc.	SG Americas Securities LLC	(16,786,202)	12/08/27	(0.15)%	1D OBFR01	Monthly	(1,165,708)
Mapletree Industrial Trust	Barclays Bank PLC	(1,279,731)	12/24/27	(0.30)%	SORA	Monthly	52,668
Marathon Digital Holdings, Inc.	Bank of America N.A.	(213,082)	02/15/28	(0.57)%	1D OBFR01	Monthly	(14,441)
Marathon Digital Holdings, Inc.	BNP Paribas SA	(1,532,426)	01/24/28	(0.37)%	1D OBFR01	Monthly	(182,731)
Marathon Digital Holdings, Inc.	BNP Paribas SA	(476,500)	01/28/28	(0.37)%	1D OBFR01	Monthly	(69,177)
Marathon Petroleum Corp.	UBS AG	(657,492)	01/22/31	0.00%	1D OBFR01	Monthly	(74,466)
Marcus & Millichap, Inc.	Barclays Bank PLC	(512,267)	12/23/26	(0.15)%	1D OBFR01	Monthly	9,657
Marex Group PLC	Goldman Sachs Bank USA	(1,575,055)	08/18/26	(0.15)%	1D FEDL01	Monthly	(10,988)
MarineMax, Inc.	UBS AG	(4,147,838)	04/21/28	0.00%	1D OBFR01	Monthly	(13,886)
Marks & Spencer Group PLC	Bank of America N.A.	(6,607,137)	02/15/28	0.00%	1D SONIA	Monthly	527,650
Marks & Spencer Group PLC	Bank of America N.A.	(9,042,427)	02/15/28	0.00%	1D SONIA	Monthly	722,134
Marks & Spencer Group PLC	Barclays Bank PLC	(123,476)	02/26/27	(0.25)%	1D SONIA	Monthly	3,459
Marks & Spencer Group PLC	UBS AG	(7,957,027)	04/18/28	0.00%	1D SONIA	Monthly	635,453
Marks & Spencer Group PLC	UBS AG	(23,480,541)	09/03/29	0.00%	1D SONIA	Monthly	1,875,171
Marks & Spencer Group PLC	UBS AG	(4,612,220)	01/20/31	0.00%	1D SONIA	Monthly	368,335
Marriott International, Inc., Class A	BNP Paribas SA	(4,476,131)	01/24/28	(0.15)%	1D OBFR01	Monthly	100,767
Marriott International, Inc., Class A	UBS AG	(17,077,188)	04/18/28	0.00%	1D OBFR01	Monthly	76,673
Marriott Vacations Worldwide Corp.	SG Americas Securities LLC	(2,797,135)	12/08/27	(0.15)%	1D OBFR01	Monthly	(168,885)
Marsh & McLennan Cos., Inc.	Morgan Stanley & Co. International PLC	(60,832,486)	01/06/27	(0.15)%	1D FEDL01	Monthly	2,607,096
Marsh & McLennan Cos., Inc.	UBS AG	(60,867,735)	04/18/28	0.00%	1D OBFR01	Monthly	2,327,050
Marshalls PLC	Bank of America N.A.	(103,960)	02/15/28	(0.25)%	1D SONIA	Monthly	10,936
Marshalls PLC	BNP Paribas SA	(33,966)	01/13/28	(0.25)%	1D SONIA	Monthly	3,573
Marshalls PLC	UBS AG	(382,359)	01/03/31	0.00%	1D SONIA	Monthly	40,221
Marubeni Corp.	Bank of America N.A.	(4,431,137)	03/15/28	0.00%	1D P TONA	Monthly	(138,197)
Marubeni Corp.	Barclays Bank PLC	(350,959)	01/20/27	(0.20)%	1D P TONA	Monthly	(11,007)
Marubeni Corp.	BNP Paribas SA	(22,857,720)	09/09/26	(0.25)%	1D TONA	Monthly	(712,881)
Marubeni Corp.	BNP Paribas SA	(26,509,885)	03/24/27	(0.25)%	1D TONA	Monthly	(828,276)
Marubeni Corp.	Citibank N.A.	(6,725,936)	02/24/27	(0.20)%	1D P TONA	Monthly	(159,202)
Marubeni Corp.	Citibank N.A.	(12,124,355)	02/24/27	(0.18)%	1D P TONA	Monthly	(369,309)
Marubeni Corp.	SG Americas Securities LLC	(12,077,359)	12/08/27	(0.10)%	1D P TONA	Monthly	50,748

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Marubeni Corp.	SG Americas Securities LLC	$ (1,876,095)	12/08/27	(0.10)%	1D P TONA	Monthly	$ 7,883
Maruichi Steel Tube Ltd.	Citibank N.A.	(218,260)	02/24/27	(0.25)%	1D P TONA	Monthly	955
Maruwa Co. Ltd.	BNP Paribas SA	(22,228,916)	09/09/26	(0.25)%	1D TONA	Monthly	(2,714,154)
Maruwa Co. Ltd.	BNP Paribas SA	(19,324,001)	03/24/27	(0.25)%	1D TONA	Monthly	(2,359,463)
Maruwa Co. Ltd.	BNP Paribas SA	(2,020,811)	01/21/28	(0.25)%	1D TONA	Monthly	(246,741)
Maruwa Co. Ltd.	Citibank N.A.	(619,961)	02/24/27	(0.25)%	1D P TONA	Monthly	5,832
Maruzen Showa Unyu Co. Ltd.	Bank of America N.A.	(228,776)	02/15/28	(0.25)%	1D P TONA	Monthly	10,914
Maruzen Showa Unyu Co. Ltd.	Barclays Bank PLC	(401,648)	05/12/27	(0.20)%	1D P TONA	Monthly	5,536
Maruzen Showa Unyu Co. Ltd.	BNP Paribas SA	(244,374)	03/24/27	(0.25)%	1D TONA	Monthly	11,659
Maruzen Showa Unyu Co. Ltd.	SG Americas Securities LLC	(174,150)	12/08/27	(0.25)%	1D P TONA	Monthly	15,705
Maruzen Showa Unyu Co. Ltd.	UBS AG	(103,989)	04/03/28	0.00%	1D P TONA	Monthly	4,961
Masco Corp.	Bank of America N.A.	(56,537)	02/15/28	(0.15)%	1D OBFR01	Monthly	(7,742)
Masco Corp.	Bank of America N.A.	(3,002,892)	02/15/28	(0.15)%	1D OBFR01	Monthly	(402,668)
Masco Corp.	Bank of America N.A.	(2,261,486)	02/15/28	(0.15)%	1D OBFR01	Monthly	(309,670)
Masco Corp.	Citibank N.A.	(6,689,164)	02/24/28	(0.15)%	1D OBFR01	Monthly	193,548
Masco Corp.	UBS AG	(12,140,263)	04/18/28	0.00%	1D OBFR01	Monthly	(1,662,392)
Masco Corp.	UBS AG	(499,860)	01/14/31	0.00%	1D OBFR01	Monthly	(7)
Masterbrand, Inc.	Barclays Bank PLC	(65,578)	02/16/27	(0.15)%	1D OBFR01	Monthly	1,218
Masterbrand, Inc.	Goldman Sachs Bank USA	(466,138)	08/18/26	(0.15)%	1D FEDL01	Monthly	(8,078)
Masterbrand, Inc.	SG Americas Securities LLC	(5,341,982)	12/08/27	(0.15)%	1D OBFR01	Monthly	(390,922)
Matador Resources Co.	Bank of America N.A.	(127,698)	02/15/28	(0.15)%	1D OBFR01	Monthly	(4,828)
Matador Resources Co.	BNP Paribas SA	(544,814)	01/28/28	0.00%	1D OBFR01	Monthly	(9)
Matador Resources Co.	UBS AG	(656,443)	01/14/31	0.00%	1D OBFR01	Monthly	(49,771)
MatsukiyoCocokara & Co.	Barclays Bank PLC	(9,308,109)	01/20/27	(0.20)%	1D P TONA	Monthly	228,649
MatsukiyoCocokara & Co.	Barclays Bank PLC	(11,438,648)	09/09/27	(0.20)%	1D P TONA	Monthly	244,834
Matsuya Co. Ltd.	Barclays Bank PLC	(1,398,806)	05/12/27	(0.20)%	1D P TONA	Monthly	95,919
Matsuya Co. Ltd.	Citibank N.A.	(1,905,082)	02/24/27	(0.20)%	1D P TONA	Monthly	129,097
Matsuya Co. Ltd.	Morgan Stanley & Co. International PLC	(1,238,287)	01/06/27	(0.25)%	1D P TONA	Monthly	84,912
Matsuya Co. Ltd.	SG Americas Securities LLC	(1,018,836)	12/08/27	(0.08)%	1D P TONA	Monthly	242,443
Matsuya Co. Ltd.	UBS AG	(516,238)	04/03/28	0.00%	1D P TONA	Monthly	98,674
Mattel, Inc.	BNP Paribas SA	(674,669)	05/17/27	(0.15)%	1D OBFR01	Monthly	(9,435)
Max Co. Ltd.	Barclays Bank PLC	(1,887,490)	05/12/27	(0.20)%	1D P TONA	Monthly	47,998
Max Co. Ltd.	BNP Paribas SA	(1,518,606)	03/24/27	(0.25)%	1D TONA	Monthly	(27,510)
Max Co. Ltd.	Citibank N.A.	(302,130)	02/24/27	(0.20)%	1D P TONA	Monthly	7,683
MaxCyte, Inc.	Bank of America N.A.	(128,863)	02/15/28	(0.15)%	1D OBFR01	Monthly	(5,306)
MaxCyte, Inc.	BNP Paribas SA	(64,959)	01/28/28	(0.15)%	1D OBFR01	Monthly	(2,675)
MaxCyte, Inc.	UBS AG	(47,422)	01/14/31	0.00%	1D OBFR01	Monthly	(1,953)
Maxell Ltd.	Barclays Bank PLC	(165,631)	01/20/27	(0.15)%	1D P TONA	Monthly	11,022
Maxell Ltd.	Barclays Bank PLC	(102,664)	05/12/27	(0.15)%	1D P TONA	Monthly	6,832
Maximus, Inc.	BNP Paribas SA	(104,397)	05/17/27	0.00%	1D OBFR01	Monthly	(4)
Mazda Motor Corp.	Barclays Bank PLC	(222,810)	01/20/27	(0.15)%	1D P TONA	Monthly	12,966
Mazda Motor Corp.	Barclays Bank PLC	(3,165,814)	01/26/27	(0.15)%	1D P TONA	Monthly	184,232
Mazda Motor Corp.	Barclays Bank PLC	(4,987,258)	09/09/27	(0.15)%	1D P TONA	Monthly	261,271
McCormick & Co., Inc.	Bank of America N.A.	(204,026)	02/15/28	(0.68)%	1D OBFR01	Monthly	9,563
McCormick & Co., Inc.	Barclays Bank PLC	(215,244)	02/16/27	(0.15)%	1D OBFR01	Monthly	1,258
McCormick & Co., Inc.	BNP Paribas SA	(17,650,099)	05/17/27	(0.15)%	1D OBFR01	Monthly	827,245
McCormick & Co., Inc.	BNP Paribas SA	(1,334,405)	01/28/28	(0.15)%	1D OBFR01	Monthly	29,240
Mcdonald S Holdings Co. Japan Ltd.	Citibank N.A.	(791,883)	02/24/27	(0.15)%	1D P TONA	Monthly	3,508
McDonald’s Corp.	Morgan Stanley & Co. International PLC	(59,828,626)	01/06/27	(0.15)%	1D FEDL01	Monthly	473,242
McEwen, Inc.	Bank of America N.A.	(83,498)	02/15/28	(0.15)%	1D OBFR01	Monthly	7,466
McEwen, Inc.	BNP Paribas SA	(479,967)	01/28/28	(0.15)%	1D OBFR01	Monthly	52,589
McEwen, Inc.	UBS AG	(509,339)	01/14/31	0.00%	1D OBFR01	Monthly	62,275
McGrath RentCorp.	SG Americas Securities LLC	(229,817)	12/08/27	0.05%	1D OBFR01	Monthly	3,521
MDA Space Ltd.	BNP Paribas SA	(12,201,715)	08/17/26	(0.20)%	CABROVER	Monthly	1,532,753
MDA Space Ltd.	Morgan Stanley & Co. International PLC	(5,738,967)	01/06/27	(0.20)%	CABROVER	Monthly	696,736
MDU Resources Group, Inc.	Citibank N.A.	(308,584)	06/25/26	(0.15)%	1D OBFR01	Monthly	(9,157)
Mebuki Financial Group, Inc.	Bank of America N.A.	(180,758)	03/15/28	(0.15)%	1D P TONA	Monthly	7,239
Mebuki Financial Group, Inc.	Barclays Bank PLC	(6,089,151)	05/12/27	(0.17)%	1D P TONA	Monthly	(270,440)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Mebuki Financial Group, Inc.	Barclays Bank PLC	$ (9,186,191)	09/09/27	(0.17)%	1D P TONA	Monthly	$ (407,990)
Mebuki Financial Group, Inc.	SG Americas Securities LLC	(1,314,498)	12/08/27	(0.25)%	1D P TONA	Monthly	51,713
Mechanics Bancorp., Class A	Citibank N.A.	(105,096)	06/25/26	(0.15)%	1D OBFR01	Monthly	3,675
MediaAlpha, Inc., Class A	Morgan Stanley & Co. International PLC	(787,724)	01/04/27	(0.15)%	1D FEDL01	Monthly	107,162
MediaAlpha, Inc., Class A	SG Americas Securities LLC	(147,064)	12/08/27	(0.15)%	1D OBFR01	Monthly	18,307
Medibank Pvt Ltd.	Barclays Bank PLC	(64,218)	01/20/27	(0.24)%	1D AONIA	Monthly	(177)
Medibank Pvt Ltd.	Barclays Bank PLC	(3,764,106)	05/12/27	(0.24)%	1D AONIA	Monthly	(25,369)
Medibank Pvt Ltd.	Barclays Bank PLC	(2,507,833)	09/09/27	(0.24)%	1D AONIA	Monthly	(46,186)
Medibank Pvt Ltd.	BNP Paribas SA	(2,449,359)	09/07/26	(0.25)%	1D AONIA	Monthly	(36,014)
Medibank Pvt Ltd.	BNP Paribas SA	(8,532,355)	03/22/27	(0.25)%	1D AONIA	Monthly	(155,622)
Medibank Pvt Ltd.	BNP Paribas SA	(57,377)	01/14/28	(0.25)%	1D AONIA	Monthly	(901)
Medibank Pvt Ltd.	SG Americas Securities LLC	(400,850)	12/08/27	(0.30)%	1D AONIA	Monthly	(27,480)
Medibank Pvt Ltd.	UBS AG	(445,742)	04/18/28	0.00%	1D AONIA	Monthly	(6,998)
Medibank Pvt Ltd.	UBS AG	(1,250,492)	09/03/29	0.00%	1D AONIA	Monthly	(19,634)
Medical Properties Trust, Inc.	Morgan Stanley & Co. International PLC	(1,211,982)	01/04/27	(0.44)%	1D FEDL01	Monthly	53,918
Medincell SA	Barclays Bank PLC	(96,373)	12/10/26	(0.26)%	1D ESTR	Monthly	(6,340)
Medley, Inc.	Barclays Bank PLC	(6,838,731)	05/12/27	(5.00)%	1D P TONA	Monthly	487,876
Medtronic PLC	Barclays Bank PLC	(6,211,707)	02/23/27	(0.10)%	1D OBFR01	Monthly	167,945
Mega Or Holdings Ltd.	Citibank N.A.	(811,217)	07/30/26	(0.69)%	SHIR	Monthly	(82,676)
Mega Or Holdings Ltd.	Morgan Stanley & Co. International PLC	(167,180)	05/23/28	(0.75)%	SHIR	Monthly	(40,236)
Mega Or Holdings Ltd.	SG Americas Securities LLC	(456,877)	12/08/27	(1.25)%	SHIR	Monthly	(70,867)
Megachips Corp.	Barclays Bank PLC	(2,141,350)	05/12/27	(0.15)%	1D P TONA	Monthly	(15,489)
Megaport Ltd.	Barclays Bank PLC	(250,046)	01/20/27	(0.24)%	1D AONIA	Monthly	(18,168)
MEIJI Holdings Co. Ltd.	Bank of America N.A.	(230,536)	03/15/28	(0.15)%	1D P TONA	Monthly	12,175
Meiko Electronics Co. Ltd.	Barclays Bank PLC	(2,997,541)	05/12/27	(0.20)%	1D P TONA	Monthly	(232,971)
Meiko Electronics Co. Ltd.	Barclays Bank PLC	(5,077,085)	09/09/27	(0.20)%	1D P TONA	Monthly	(394,595)
Meiko Electronics Co. Ltd.	BNP Paribas SA	(2,308,914)	09/09/26	(0.25)%	1D TONA	Monthly	(275,496)
Meiko Electronics Co. Ltd.	Morgan Stanley & Co. International PLC	(93,673)	01/07/27	(0.25)%	1D P TONA	Monthly	(7,280)
Melia Hotels International SA	Morgan Stanley & Co. International PLC	(2,628,929)	01/04/27	(0.26)%	1D ESTR	Monthly	25,058
Melia Hotels International SA	SG Americas Securities LLC	(7,358,998)	12/08/27	(0.21)%	1D ESTR	Monthly	(743,041)
Melrose Industries PLC	Bank of America N.A.	(3,140,061)	02/15/28	(0.25)%	1D SONIA	Monthly	315,909
Melrose Industries PLC	Barclays Bank PLC	(2,612,285)	02/19/27	(0.25)%	1D SONIA	Monthly	59,273
Melrose Industries PLC	Barclays Bank PLC	(1,148,813)	02/26/27	(0.25)%	1D SONIA	Monthly	40,774
Melrose Industries PLC	BNP Paribas SA	(828,300)	01/13/28	(0.25)%	1D SONIA	Monthly	12,472
Melrose Industries PLC	UBS AG	(834,979)	01/03/31	0.00%	1D SONIA	Monthly	88,737
Melrose Industries PLC	UBS AG	(3,900,223)	01/20/31	0.00%	1D SONIA	Monthly	414,496
Menicon Co. Ltd.	BNP Paribas SA	(1,083,088)	03/24/27	(0.25)%	1D TONA	Monthly	71,804
Menicon Co. Ltd.	Morgan Stanley & Co. International PLC	(3,798,103)	01/06/27	(0.25)%	1D P TONA	Monthly	97,981
Menora Mivtachim Holdings Ltd.	UBS AG	(1,257,056)	06/07/28	0.00%	SHIR	Monthly	16,410
Menora Mivtachim Holdings Ltd.	UBS AG	(1,679,438)	01/13/31	0.00%	SHIR	Monthly	21,924
Mercari, Inc.	Bank of America N.A.	(44,001)	02/15/28	(0.15)%	1D P TONA	Monthly	207
Mercari, Inc.	Bank of America N.A.	(1,728,267)	03/15/28	0.00%	1D P TONA	Monthly	8,122
Mercari, Inc.	Barclays Bank PLC	(1,869,203)	05/12/27	(0.15)%	1D P TONA	Monthly	119,861
Mercari, Inc.	Barclays Bank PLC	(797,797)	09/09/27	(0.15)%	1D P TONA	Monthly	36,261
Mercari, Inc.	SG Americas Securities LLC	(23,083,936)	12/08/27	(0.10)%	1D P TONA	Monthly	607,693
Mercari, Inc.	SG Americas Securities LLC	(20,050,390)	12/08/27	(0.10)%	1D P TONA	Monthly	527,834
Mercari, Inc.	UBS AG	(4,380,559)	09/03/29	0.00%	1D P TONA	Monthly	20,586
Mercedes-Benz Group AG, Class N	Barclays Bank PLC	(4,403,591)	02/26/27	(0.26)%	1D ESTR	Monthly	72,753
Mercedes-Benz Group AG, Class N	BNP Paribas SA	(6,086,386)	08/17/26	(0.26)%	1D ESTR	Monthly	500,853
Merchants Bancorp.	Barclays Bank PLC	(499,688)	12/23/26	(0.15)%	1D OBFR01	Monthly	29,215
Merchants Bancorp.	SG Americas Securities LLC	(10,385,240)	12/08/27	(0.15)%	1D OBFR01	Monthly	(46,747)
Merck & Co., Inc.	BNP Paribas SA	(28,770,076)	05/17/27	(0.15)%	1D OBFR01	Monthly	2,127,863
Mercury Systems, Inc.	UBS AG	(2,084,791)	04/21/28	0.00%	1D OBFR01	Monthly	123,009
Meren Energy, Inc.	Barclays Bank PLC	(813,939)	02/16/27	(1.50)%	CABROVER	Monthly	(27,019)
Meren Energy, Inc.	BNP Paribas SA	(1,099,242)	01/17/28	(1.69)%	CABROVER	Monthly	(41,222)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Meridian Energy Ltd.	Barclays Bank PLC	$ (3,962,183)	10/09/27	(0.40)%	1M BBR	Monthly	$ 6,963
Meridian Energy Ltd.	BNP Paribas SA	(606,297)	03/22/27	(0.25)%	1D NZOCO	Monthly	(3,219)
Meridian Energy Ltd.	JPMorgan Chase Bank N.A.	(48,093)	02/10/27	(0.25)%	1M BBR	Monthly	(1,038)
Meridian Energy Ltd.	SG Americas Securities LLC	(2,050,994)	12/08/27	(0.26)%	1D NZOCO	Monthly	(44,266)
Merlin Properties Socimi SA	Barclays Bank PLC	(1,049,815)	08/18/27	(0.26)%	1D ESTR	Monthly	(3,315)
Merlin Properties Socimi SA	Morgan Stanley & Co. International PLC	(6,005,520)	01/04/27	(0.26)%	1D ESTR	Monthly	55,435
Merlin Properties Socimi SA	Morgan Stanley & Co. International PLC	(3,632,310)	01/06/27	(0.26)%	1D ESTR	Monthly	17,744
Mersen SA	Bank of America N.A.	(175,008)	02/15/28	(0.26)%	1D ESTR	Monthly	(35,284)
Mersen SA	Barclays Bank PLC	(49,320)	02/19/27	(0.10)%	1D ESTR	Monthly	(8,135)
Mersen SA	UBS AG	(56,238)	01/03/31	0.00%	1D ESTR	Monthly	(11,338)
Meta Platforms, Inc., Class A	Goldman Sachs Bank USA	(11,149,707)	08/18/26	0.30%	1D FEDL01	Monthly	1,037,894
Metaplanet, Inc.	UBS AG	(674,393)	01/06/31	0.00%	1D P TONA	Monthly	(15,579)
Methanex Corp.	Morgan Stanley & Co. International PLC	(13,770,172)	01/04/27	(0.20)%	CABROVER	Monthly	(1,105,278)
Methanex Corp.	Morgan Stanley & Co. International PLC	(10,344,291)	01/06/27	(0.20)%	CABROVER	Monthly	(846,076)
Metlen Energy & Metals PLC	Bank of America N.A.	(166,033)	02/15/28	(0.65)%	1D ESTR	Monthly	(4,496)
Metlen Energy & Metals PLC	BNP Paribas SA	(49,621)	04/24/28	(0.25)%	1D ESTR	Monthly	(2,362)
Metlen Energy & Metals PLC	Citibank N.A.	(947,825)	06/25/26	(0.52)%	1D ESTR	Monthly	(61,356)
Metlen Energy & Metals PLC	Morgan Stanley & Co. International PLC	(759,403)	01/04/27	(0.59)%	1D ESTR	Monthly	(49,159)
Metlen Energy & Metals PLC	SG Americas Securities LLC	(2,433,787)	12/08/27	(0.60)%	1D ESTR	Monthly	(33,148)
Metlen Energy & Metals PLC	UBS AG	(182,081)	01/03/31	0.00%	1D ESTR	Monthly	(4,930)
Metro, Inc.	SG Americas Securities LLC	(18,878,586)	12/08/27	(0.20)%	CABROVER	Monthly	1,316,310
Metro, Inc.	SG Americas Securities LLC	(4,265,623)	12/08/27	(0.20)%	CABROVER	Monthly	262,093
Metsa Board OYJ, Class B	SG Americas Securities LLC	(58,301)	12/08/27	(0.65)%	1D ESTR	Monthly	1,048
Metso OYJ	BNP Paribas SA	(268,846)	01/13/28	(0.26)%	1D ESTR	Monthly	21,996
MGIC Investment Corp.	BNP Paribas SA	(1,188,743)	01/24/28	(0.10)%	1D OBFR01	Monthly	79,708
MGM Resorts International	BNP Paribas SA	(601,747)	05/17/27	(0.15)%	1D OBFR01	Monthly	(2,719)
Miami International Holdings, Inc.	BNP Paribas SA	(250,241)	01/28/28	(0.15)%	1D OBFR01	Monthly	(12,846)
Micron Technology, Inc.	Bank of America N.A.	(219,903)	02/15/28	0.10%	1D OBFR01	Monthly	(29,368)
Micronics Japan Co. Ltd.	Barclays Bank PLC	(4,640,855)	05/12/27	(0.20)%	1D P TONA	Monthly	(378,456)
MicroStrategy, Inc., Class A	Bank of America N.A.	(9,536,941)	02/15/28	0.10%	1D OBFR01	Monthly	(1,455,722)
MicroStrategy, Inc., Class A	BNP Paribas SA	(1,007,432)	01/28/28	(0.15)%	1D OBFR01	Monthly	(123,750)
Mid Penn Bancorp, Inc.	Barclays Bank PLC	(351,974)	12/23/26	(0.15)%	1D OBFR01	Monthly	11,064
Mid Penn Bancorp, Inc.	BNP Paribas SA	(423,958)	05/17/27	(0.15)%	1D OBFR01	Monthly	10,778
Mid Penn Bancorp, Inc.	Morgan Stanley & Co. International PLC	(48,984)	01/04/27	(0.15)%	1D FEDL01	Monthly	1,540
Mid Penn Bancorp, Inc.	UBS AG	(246,587)	04/21/28	0.00%	1D OBFR01	Monthly	6,269
Mid-America Apartment Communities, Inc.	Barclays Bank PLC	(5,654,517)	02/16/27	(0.15)%	1D OBFR01	Monthly	(208,317)
Mid-America Apartment Communities, Inc.	BNP Paribas SA	(4,897,681)	01/24/28	(0.15)%	1D OBFR01	Monthly	(196,791)
Mid-America Apartment Communities, Inc.	BNP Paribas SA	(4,281,328)	01/28/28	(0.15)%	1D OBFR01	Monthly	(119,964)
Mid-America Apartment Communities, Inc.	UBS AG	(2,674,800)	01/14/31	0.00%	1D OBFR01	Monthly	(518)
Middleby Corp.	Barclays Bank PLC	(5,484,874)	02/23/27	(0.13)%	1D OBFR01	Monthly	163,405
Middlesex Water Co.	Bank of America N.A.	(802,256)	02/15/28	(0.15)%	1D OBFR01	Monthly	(4,599)
Middlesex Water Co.	Barclays Bank PLC	(710,107)	12/23/26	(0.15)%	1D OBFR01	Monthly	34,523
Middlesex Water Co.	Goldman Sachs Bank USA	(509,290)	08/19/26	(0.15)%	1D FEDL01	Monthly	(2,919)
Middlesex Water Co.	UBS AG	(253,506)	04/21/28	0.00%	1D OBFR01	Monthly	(1,453)
Milbon Co. Ltd.	Barclays Bank PLC	(266,154)	01/20/27	(0.15)%	1D P TONA	Monthly	9,928
Mildef Group AB	UBS AG	(77,288)	01/03/31	0.00%	TN STIBOR	Monthly	1,057
Millicom International Cellular SA	UBS AG	(745,548)	01/22/31	0.00%	1D OBFR01	Monthly	(36,197)
MinebeaMitsumi, Inc.	Bank of America N.A.	(3,195,385)	02/15/28	(0.15)%	1D P TONA	Monthly	(297,403)
MinebeaMitsumi, Inc.	Bank of America N.A.	(2,586,305)	03/15/28	(0.15)%	1D P TONA	Monthly	(240,714)
MinebeaMitsumi, Inc.	Barclays Bank PLC	(3,365,817)	01/20/27	(0.20)%	1D P TONA	Monthly	(31,004)
MinebeaMitsumi, Inc.	Barclays Bank PLC	(10,075,769)	09/09/27	(0.20)%	1D P TONA	Monthly	(110,696)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
MinebeaMitsumi, Inc.	JPMorgan Chase Bank N.A.	$ (344,538)	02/10/27	(0.15)%	1D P TONA	Monthly	$ (47,326)
MinebeaMitsumi, Inc.	SG Americas Securities LLC	(13,978,413)	12/08/27	(0.10)%	1D P TONA	Monthly	(1,920,070)
Minerals Technologies, Inc.	Citibank N.A.	(117,960)	06/25/26	(0.15)%	1D OBFR01	Monthly	(2,324)
MIPS AB	Bank of America N.A.	(258,852)	02/15/28	(0.26)%	1D STIBOR	Monthly	(13,677)
MIPS AB	UBS AG	(90,086)	01/03/31	0.00%	TN STIBOR	Monthly	(4,760)
Mirai Corp.	Barclays Bank PLC	(48,241)	01/20/27	(0.20)%	1D P TONA	Monthly	1,799
Mirai Corp.	UBS AG	(48,102)	01/06/31	0.00%	1D P TONA	Monthly	2,835
Mirion Technologies, Inc., Class A	UBS AG	(8,952,206)	04/18/28	0.00%	1D OBFR01	Monthly	1,802
Mirion Technologies, Inc., Class A	UBS AG	(271,950)	01/22/31	0.00%	1D OBFR01	Monthly	(3,029)
MISUMI Group, Inc.	Barclays Bank PLC	(9,175,320)	05/12/27	(0.15)%	1D P TONA	Monthly	(1,362,559)
MISUMI Group, Inc.	Barclays Bank PLC	(9,671,362)	09/09/27	(0.15)%	1D P TONA	Monthly	(1,607,714)
MISUMI Group, Inc.	Citibank N.A.	(9,684,811)	02/24/27	(0.15)%	1D P TONA	Monthly	(1,568,945)
Mitek Systems, Inc.	Bank of America N.A.	(1,796,434)	02/15/28	(0.15)%	1D OBFR01	Monthly	132,319
Mitek Systems, Inc.	BNP Paribas SA	(954,338)	05/17/27	(0.15)%	1D OBFR01	Monthly	70,293
Mitsubishi Chemical Group Corp.	Bank of America N.A.	(2,615,299)	03/15/28	(0.25)%	1D P TONA	Monthly	205,835
Mitsubishi Chemical Group Corp.	Barclays Bank PLC	(682,458)	01/20/27	0.00%	1D P TONA	Monthly	(5,206)
Mitsubishi Chemical Group Corp.	Barclays Bank PLC	(11,789,523)	09/09/27	(0.15)%	1D P TONA	Monthly	295,618
Mitsubishi Chemical Group Corp.	UBS AG	(3,531,366)	01/06/31	0.00%	1D P TONA	Monthly	222,603
Mitsubishi Corp.	Barclays Bank PLC	(157,639)	01/20/27	(0.20)%	1D P TONA	Monthly	(8,899)
Mitsubishi Electric Corp.	Bank of America N.A.	(77,948)	03/15/28	(0.15)%	1D P TONA	Monthly	(6,327)
Mitsubishi Estate Co. Ltd.	Barclays Bank PLC	(16,289,004)	05/12/27	(0.20)%	1D P TONA	Monthly	(97,475)
Mitsubishi Estate Co. Ltd.	Citibank N.A.	(1,033,998)	02/24/27	(0.15)%	1D P TONA	Monthly	(6,188)
Mitsubishi Estate Co. Ltd.	UBS AG	(1,772,067)	09/03/29	0.00%	1D P TONA	Monthly	70,723
Mitsubishi Heavy Industries Ltd.	Bank of America N.A.	(174,801)	03/15/28	(0.15)%	1D P TONA	Monthly	(4,274)
Mitsubishi Motors Corp.	Bank of America N.A.	(3,518,694)	03/15/28	0.00%	1D P TONA	Monthly	150,270
Mitsubishi Motors Corp.	Barclays Bank PLC	(4,977,723)	09/09/27	(0.20)%	1D P TONA	Monthly	233,374
Mitsubishi Motors Corp.	BNP Paribas SA	(3,929,382)	01/21/28	(0.25)%	1D TONA	Monthly	167,808
Mitsubishi Motors Corp.	Citibank N.A.	(32,943,444)	02/24/27	(0.22)%	1D P TONA	Monthly	1,534,500
Mitsubishi Motors Corp.	Morgan Stanley & Co. International PLC	(425,192)	01/07/27	(0.25)%	1D P TONA	Monthly	19,935
Mitsubishi Pencil Co. Ltd.	Barclays Bank PLC	(375,123)	05/12/27	(0.20)%	1D P TONA	Monthly	8,705
Mitsubishi Pencil Co. Ltd.	Citibank N.A.	(295,315)	02/24/27	(0.25)%	1D P TONA	Monthly	5,171
Mitsuboshi Belting Ltd.	BNP Paribas SA	(620,868)	03/24/27	(0.25)%	1D TONA	Monthly	16,196
Mitsui & Co. Ltd.	Bank of America N.A.	(135,717)	03/15/28	(0.15)%	1D P TONA	Monthly	552
Mitsui & Co. Ltd.	Citibank N.A.	(1,466,896)	02/24/27	(0.22)%	1D P TONA	Monthly	(61,223)
Mitsui E&S Co. Ltd.	Bank of America N.A.	(616,399)	03/15/28	(0.25)%	1D P TONA	Monthly	(11,119)
Mitsui E&S Co. Ltd.	Barclays Bank PLC	(1,452,525)	05/12/27	(0.20)%	1D P TONA	Monthly	85,689
Mitsui E&S Co. Ltd.	Barclays Bank PLC	(9,178,883)	09/09/27	(0.20)%	1D P TONA	Monthly	541,493
Mitsui E&S Co. Ltd.	BNP Paribas SA	(304,657)	03/24/27	(0.15)%	1D TONA	Monthly	(5,495)
Mitsui E&S Co. Ltd.	JPMorgan Chase Bank N.A.	(241,042)	02/10/27	(0.25)%	1D P TONA	Monthly	28,263
Mitsui E&S Co. Ltd.	Morgan Stanley & Co. International PLC	(839,322)	01/07/27	(0.25)%	1D P TONA	Monthly	49,514
Mitsui E&S Co. Ltd.	UBS AG	(194,839)	04/18/28	0.00%	1D P TONA	Monthly	(3,515)
Mitsui E&S Co. Ltd.	UBS AG	(1,966,101)	09/03/29	0.00%	1D P TONA	Monthly	(35,465)
Mitsui Fudosan Logistics Park, Inc.	Bank of America N.A.	(2,794,453)	02/15/28	0.00%	1D P TONA	Monthly	113,193
Mitsui Fudosan Logistics Park, Inc.	Barclays Bank PLC	(7,205,611)	05/12/27	(0.20)%	1D P TONA	Monthly	147,208
Mitsui High-Tec, Inc.	Barclays Bank PLC	(440,691)	01/20/27	(0.20)%	1D P TONA	Monthly	25,259
Mitsui High-Tec, Inc.	Barclays Bank PLC	(4,226,126)	05/12/27	(0.20)%	1D P TONA	Monthly	242,225
Mitsui Kinzoku Co. Ltd.	Barclays Bank PLC	(11,957,369)	05/12/27	(0.15)%	1D P TONA	Monthly	(1,450,844)
Mitsui Kinzoku Co. Ltd.	Barclays Bank PLC	(12,268,225)	09/09/27	(0.15)%	1D P TONA	Monthly	(1,524,649)
Mitsui Kinzoku Co. Ltd.	UBS AG	(3,475,710)	09/03/29	0.00%	1D P TONA	Monthly	(700,618)
Mitsui-Soko Holdings Co. Ltd.	Bank of America N.A.	(3,236,447)	02/15/28	(0.15)%	1D P TONA	Monthly	252,693
Mitsui-Soko Holdings Co. Ltd.	Barclays Bank PLC	(66,414)	01/20/27	(0.20)%	1D P TONA	Monthly	1,113
Mitsui-Soko Holdings Co. Ltd.	Barclays Bank PLC	(3,481,340)	05/12/27	(0.20)%	1D P TONA	Monthly	45,502
MIXI, Inc.	Barclays Bank PLC	(1,689,112)	05/12/27	(0.15)%	1D P TONA	Monthly	2,509
Mizrahi Tefahot Bank Ltd.	Bank of America N.A.	(154,696)	02/15/28	(0.60)%	SHIR	Monthly	8,280
Mizrahi Tefahot Bank Ltd.	Citibank N.A.	(665,189)	07/20/26	(0.55)%	SHIR	Monthly	32,506
Mizrahi Tefahot Bank Ltd.	SG Americas Securities LLC	(2,101,530)	12/08/27	(0.70)%	SHIR	Monthly	32,218
Mizuho Financial Group, Inc.	Barclays Bank PLC	(15,003,913)	05/12/27	(0.20)%	1D P TONA	Monthly	(270,639)
Mizuho Financial Group, Inc.	Barclays Bank PLC	(18,338,210)	09/09/27	(0.20)%	1D P TONA	Monthly	(316,352)
Mizuho Financial Group, Inc.	Goldman Sachs Bank USA	(304,792)	08/19/26	0.20%	1D P TONA	Monthly	(527)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Mizuno Corp.	Bank of America N.A.	$ (1,451,020)	02/15/28	0.00%	1D P TONA	Monthly	$ 94,416
Mizuno Corp.	Barclays Bank PLC	(2,038,172)	05/12/27	(0.15)%	1D P TONA	Monthly	57,402
Mizuno Corp.	BNP Paribas SA	(2,656,798)	03/24/27	(0.25)%	1D TONA	Monthly	172,875
Mizuno Corp.	Citibank N.A.	(353,895)	02/24/27	(0.20)%	1D P TONA	Monthly	9,967
Mizuno Corp.	Morgan Stanley & Co. International PLC	(777,695)	01/06/27	(0.25)%	1D P TONA	Monthly	21,903
MMTEC, Inc.	BNP Paribas SA	(57,767)	01/28/28	(8.99)%	1D OBFR01	Monthly	8,926
MNTN, Inc., Class A	UBS AG	(46,300)	01/14/31	0.00%	1D OBFR01	Monthly	1,102
Mobilezone Holding AG	BNP Paribas SA	(100,829)	03/17/27	(0.26)%	SSARON	Monthly	(3,216)
Mobimo Holding AG	Citibank N.A.	(796,576)	02/24/27	(0.26)%	SSARON	Monthly	13,675
Mobimo Holding AG	UBS AG	(101,112)	04/02/30	0.00%	SSARON	Monthly	385
Modec, Inc.	Barclays Bank PLC	(2,656,338)	09/09/27	(0.20)%	1D P TONA	Monthly	(5,982)
Modine Manufacturing Co.	Bank of America N.A.	(904,646)	02/15/28	(0.15)%	1D OBFR01	Monthly	(59,383)
Modine Manufacturing Co.	Barclays Bank PLC	(8,624,061)	12/23/26	(0.15)%	1D OBFR01	Monthly	(50,419)
Modine Manufacturing Co.	BNP Paribas SA	(148,361)	01/28/28	(0.15)%	1D OBFR01	Monthly	(10,273)
Modine Manufacturing Co.	SG Americas Securities LLC	(17,097,057)	12/08/27	(0.15)%	1D OBFR01	Monthly	(1,440,771)
Modine Manufacturing Co.	UBS AG	(125,738)	01/14/31	0.00%	1D OBFR01	Monthly	(8,707)
Molina Healthcare, Inc.	UBS AG	(763,186)	01/22/31	0.00%	1D OBFR01	Monthly	(156,783)
Moncler SpA	Bank of America N.A.	(673,596)	02/15/28	(0.26)%	1D ESTR	Monthly	36,193
Moncler SpA	Bank of America N.A.	(61,694)	02/15/28	(0.26)%	1D ESTR	Monthly	3,315
Moncler SpA	BNP Paribas SA	(90,723)	01/13/28	(0.26)%	1D ESTR	Monthly	4,875
Moncler SpA	Citibank N.A.	(16,079,865)	06/25/26	(0.13)%	1D ESTR	Monthly	1,309,584
Moncler SpA	Citibank N.A.	(868,283)	07/06/26	(0.12)%	1D ESTR	Monthly	28,091
Moncler SpA	SG Americas Securities LLC	(3,554,881)	12/08/27	(0.26)%	1D ESTR	Monthly	189,767
Moncler SpA	UBS AG	(93,658)	01/03/31	0.00%	1D ESTR	Monthly	5,032
Mondelez International, Inc., Class A	BNP Paribas SA	(5,789,471)	01/24/28	(0.15)%	1D OBFR01	Monthly	(489,144)
Mondelez International, Inc., Class A	SG Americas Securities LLC	(41,947,591)	12/08/27	(0.09)%	1D OBFR01	Monthly	(1,928,065)
Mondi PLC	Bank of America N.A.	(75,843)	02/15/28	(0.25)%	1D SONIA	Monthly	8,823
Mondi PLC	Barclays Bank PLC	(78,061)	02/19/27	(0.25)%	1D SONIA	Monthly	(2,390)
Mondi PLC	Barclays Bank PLC	(1,979,290)	08/18/27	(0.25)%	1D SONIA	Monthly	186,015
Mondi PLC	BNP Paribas SA	(129,843)	01/13/28	(0.25)%	1D SONIA	Monthly	13,160
Mondi PLC	SG Americas Securities LLC	(13,194,637)	12/08/27	(0.25)%	1D SONIA	Monthly	1,729,829
Monex Group, Inc.	Barclays Bank PLC	(8,408,320)	05/12/27	(0.18)%	1D P TONA	Monthly	158,007
Monex Group, Inc.	Citibank N.A.	(1,255,757)	02/24/27	(0.16)%	1D P TONA	Monthly	23,598
Money Forward, Inc.	Barclays Bank PLC	(82,271)	01/20/27	(2.00)%	1D P TONA	Monthly	11,858
Money Forward, Inc.	UBS AG	(40,930)	01/06/31	0.00%	1D P TONA	Monthly	(1,930)
MongoDB, Inc., Class A	Barclays Bank PLC	(4,231,239)	12/23/26	(0.13)%	1D OBFR01	Monthly	293,710
MongoDB, Inc., Class A	Citibank N.A.	(8,337,681)	02/24/28	(0.05)%	1D OBFR01	Monthly	578,756
MongoDB, Inc., Class A	UBS AG	(189,518)	01/14/31	0.00%	1D OBFR01	Monthly	5,409
Monogatari Corp.	Citibank N.A.	(92,958)	02/24/27	(0.15)%	1D P TONA	Monthly	4,188
Monolithic Power Systems, Inc.	Bank of America N.A.	(9,577,887)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,850,521)
Monolithic Power Systems, Inc.	Bank of America N.A.	(11,823,688)	02/15/28	0.00%	1D OBFR01	Monthly	(1,830,992)
Monolithic Power Systems, Inc.	Bank of America N.A.	(148,830)	02/15/28	(0.15)%	1D OBFR01	Monthly	(28,755)
Monolithic Power Systems, Inc.	Morgan Stanley & Co. International PLC	(13,603,865)	01/06/27	(0.15)%	1D FEDL01	Monthly	(796,672)
Monopar Therapeutics, Inc.	Barclays Bank PLC	(173,918)	02/16/27	(1.50)%	1D OBFR01	Monthly	3,752
Monopar Therapeutics, Inc.	UBS AG	(96,189)	01/14/31	0.00%	1D OBFR01	Monthly	9,567
MonotaRO Co. Ltd.	Barclays Bank PLC	(4,460,506)	01/20/27	(0.20)%	1D P TONA	Monthly	24,094
MonotaRO Co. Ltd.	Barclays Bank PLC	(5,957,978)	05/12/27	(0.20)%	1D P TONA	Monthly	41,176
MonotaRO Co. Ltd.	Barclays Bank PLC	(5,139,794)	09/09/27	(0.20)%	1D P TONA	Monthly	35,126
MonotaRO Co. Ltd.	JPMorgan Chase Bank N.A.	(233,886)	02/10/27	(0.15)%	1D P TONA	Monthly	(2,739)
MonotaRO Co. Ltd.	SG Americas Securities LLC	(550,043)	12/08/27	(0.16)%	1D P TONA	Monthly	(6,441)
Monster Beverage Corp.	Barclays Bank PLC	(360,984)	12/23/26	(0.15)%	1D OBFR01	Monthly	(12)
Monster Beverage Corp.	Barclays Bank PLC	(365,430)	02/23/27	(0.15)%	1D OBFR01	Monthly	3,972
Montage Gold Corp.	Bank of America N.A.	(1,500,465)	02/15/28	(0.20)%	CABROVER	Monthly	263,111
Montea NV	Barclays Bank PLC	(3,201,414)	12/10/26	(0.22)%	1D ESTR	Monthly	66,616
Montrose Environmental Group, Inc.	Goldman Sachs Bank USA	(81,783)	08/18/26	(0.15)%	1D FEDL01	Monthly	425
Moody’s Corp.	UBS AG	(17,571,499)	04/18/28	0.00%	1D OBFR01	Monthly	(159,846)
Moog, Inc., Class A	Bank of America N.A.	(480,099)	02/15/28	(0.15)%	1D OBFR01	Monthly	19,094
Moog, Inc., Class A	SG Americas Securities LLC	(4,699)	12/08/27	0.05%	1D OBFR01	Monthly	179
Moonpig Group PLC	BNP Paribas SA	(100,461)	03/17/27	(0.25)%	1D SONIA	Monthly	1,016
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Morgan Advanced Materials PLC	BNP Paribas SA	$ (184,050)	01/13/28	(0.25)%	1D SONIA	Monthly	$ (2,996)
Morgan Advanced Materials PLC	SG Americas Securities LLC	(2,222,662)	12/08/27	(0.25)%	1D SONIA	Monthly	—
Morgan Advanced Materials PLC	UBS AG	(2,232,230)	04/24/28	0.00%	1D SONIA	Monthly	(36,339)
Mori Hills REIT Investment Corp.	Barclays Bank PLC	(243,265)	01/20/27	(0.20)%	1D P TONA	Monthly	(164)
Mori Hills REIT Investment Corp., Class C	Barclays Bank PLC	(7,088,100)	05/12/27	(0.20)%	1D P TONA	Monthly	(4,765)
Morinaga & Co. Ltd.	Barclays Bank PLC	(969,264)	05/12/27	(0.15)%	1D P TONA	Monthly	25,622
Morinaga Milk Industry Co. Ltd.	Barclays Bank PLC	(1,511,314)	05/12/27	(0.15)%	1D P TONA	Monthly	20,596
MOS Food Services, Inc.	Barclays Bank PLC	(2,373,607)	05/12/27	(0.20)%	1D P TONA	Monthly	32,637
Mosaic Co.	Bank of America N.A.	(2,300,007)	02/15/28	(0.15)%	1D OBFR01	Monthly	44,585
Mosaic Co.	Bank of America N.A.	(14,974)	02/15/28	(0.15)%	1D OBFR01	Monthly	290
Mosaic Co.	BNP Paribas SA	(10,275)	01/28/28	(0.15)%	1D OBFR01	Monthly	199
MS&AD Insurance Group Holdings, Inc.	Barclays Bank PLC	(3,448,370)	05/12/27	(0.15)%	1D P TONA	Monthly	(25,600)
MS&AD Insurance Group Holdings, Inc.	Barclays Bank PLC	(25,177,442)	09/09/27	(0.15)%	1D P TONA	Monthly	(186,914)
MS&AD Insurance Group Holdings, Inc.	UBS AG	(408,334)	04/18/28	0.00%	1D P TONA	Monthly	2,052
MS&AD Insurance Group Holdings, Inc.	UBS AG	(605,281)	09/03/29	0.00%	1D P TONA	Monthly	(4,143)
MS&AD Insurance Group Holdings, Inc.	UBS AG	(294,621)	01/06/31	0.00%	1D P TONA	Monthly	1,481
Msa Safety, Inc.	Bank of America N.A.	(1,235,051)	02/15/28	(0.15)%	1D OBFR01	Monthly	(3,723)
Msa Safety, Inc.	BNP Paribas SA	(2,238,520)	05/17/27	(0.15)%	1D OBFR01	Monthly	(6,747)
MSC Industrial Direct Co., Inc., Class A	Morgan Stanley & Co. International PLC	(4,727,812)	01/04/27	(0.15)%	1D FEDL01	Monthly	(272,577)
MSCI, Inc., Class A	UBS AG	(24,275,828)	04/18/28	0.00%	1D OBFR01	Monthly	(877,430)
MTG Co. Ltd.	Bank of America N.A.	(44,898)	03/15/28	(1.40)%	1D P TONA	Monthly	3,569
MTG Co. Ltd.	BNP Paribas SA	(110,204)	03/24/27	(2.65)%	1D TONA	Monthly	8,760
MTR Corp. Ltd.	Bank of America N.A.	(2,791,191)	02/15/28	(0.30)%	HONIA	Monthly	43,544
MTR Corp. Ltd.	Bank of America N.A.	(1,306,607)	02/15/28	(0.30)%	HONIA	Monthly	20,384
MTR Corp. Ltd.	Bank of America N.A.	(781,360)	02/15/28	(0.30)%	HONIA	Monthly	12,190
MTR Corp. Ltd.	BNP Paribas SA	(3,780,913)	09/09/26	(0.30)%	HONIA	Monthly	58,984
MTR Corp. Ltd.	Goldman Sachs Bank USA	(364,635)	08/19/26	(0.27)%	HONIA	Monthly	5,688
MTR Corp. Ltd.	Morgan Stanley & Co. International PLC	(10,694,897)	01/06/27	(0.30)%	HONIA	Monthly	407,246
MTR Corp. Ltd.	SG Americas Securities LLC	(100,211)	12/08/27	(0.30)%	1D HIBOR	Monthly	(209)
MTR Corp. Ltd.	UBS AG	(5,452,154)	04/18/28	0.00%	HONIA	Monthly	85,056
MTR Corp. Ltd.	UBS AG	(9,619,406)	09/03/29	0.00%	HONIA	Monthly	150,066
MTU Aero Engines AG, Class N	Bank of America N.A.	(555,373)	02/15/28	(0.26)%	1D ESTR	Monthly	59,459
MTU Aero Engines AG, Class N	Bank of America N.A.	(261,057)	02/15/28	(0.26)%	1D ESTR	Monthly	17,558
MTU Aero Engines AG, Class N	Barclays Bank PLC	(2,684,490)	02/26/27	(0.26)%	1D ESTR	Monthly	60,188
MTU Aero Engines AG, Class N	Barclays Bank PLC	(22,693,500)	08/18/27	(0.26)%	1D ESTR	Monthly	576,591
MTU Aero Engines AG, Class N	BNP Paribas SA	(188,050)	01/13/28	(0.10)%	1D ESTR	Monthly	18,972
MTU Aero Engines AG, Class N	UBS AG	(7,015,642)	01/20/31	0.00%	1D ESTR	Monthly	888,728
MTY Food Group, Inc.	BNP Paribas SA	(177,280)	01/17/28	(0.20)%	CABROVER	Monthly	(6,941)
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class N	Goldman Sachs Bank USA	(6,743,105)	08/19/26	0.00%	1D ESTR	Monthly	638,762
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class N	SG Americas Securities LLC	(24,635,461)	12/08/27	(0.26)%	1D ESTR	Monthly	1,881,007
Munters Group AB	BNP Paribas SA	(103,198)	11/17/27	(0.25)%	1D STIBOR	Monthly	(3,503)
Murata Manufacturing Co. Ltd.	Barclays Bank PLC	(247,816)	01/20/27	(0.15)%	1D P TONA	Monthly	(14,181)
Murphy USA, Inc.	Bank of America N.A.	(2,227,948)	02/15/28	(0.15)%	1D OBFR01	Monthly	(389,240)
Murphy USA, Inc.	BNP Paribas SA	(1,796,975)	05/17/27	(0.15)%	1D OBFR01	Monthly	(313,945)
Murphy USA, Inc.	BNP Paribas SA	(50,556)	01/28/28	(0.15)%	1D OBFR01	Monthly	(8,832)
Musashi Seimitsu Industry Co. Ltd.	Barclays Bank PLC	(1,879,770)	05/12/27	(0.20)%	1D P TONA	Monthly	70,838
Musashi Seimitsu Industry Co. Ltd.	Goldman Sachs Bank USA	(444,623)	08/19/26	(0.25)%	1D P TONA	Monthly	(173,862)
Myer Holdings Ltd.	Barclays Bank PLC	(199,486)	01/20/27	(0.25)%	1D AONIA	Monthly	14,249
Nabors Industries Ltd.	Bank of America N.A.	(435,809)	02/15/28	(0.15)%	1D OBFR01	Monthly	(57,232)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Nabors Industries Ltd.	UBS AG	$ (108,504)	01/14/31	0.00%	1D OBFR01	Monthly	$ (10,421)
Nagarro SE	Barclays Bank PLC	(89,589)	02/19/27	(0.95)%	1D ESTR	Monthly	9,051
Nagoya Railroad Co. Ltd.	Barclays Bank PLC	(354,227)	05/12/27	(0.19)%	1D P TONA	Monthly	(7,184)
Nagoya Railroad Co. Ltd.	Citibank N.A.	(2,795,072)	02/24/27	(0.34)%	1D P TONA	Monthly	(56,690)
Namura Shipbuilding Co. Ltd.	Morgan Stanley & Co. International PLC	(622,516)	01/06/27	(0.25)%	1D P TONA	Monthly	41,028
Namura Shipbuilding Co. Ltd.	UBS AG	(489,093)	04/03/28	0.00%	1D P TONA	Monthly	(8,577)
Nankai Electric Railway Co. Ltd.	Barclays Bank PLC	(1,379,258)	05/12/27	(0.20)%	1D P TONA	Monthly	(6,653)
Nankai Electric Railway Co. Ltd.	UBS AG	(1,090,331)	04/03/28	0.00%	1D P TONA	Monthly	38,100
Nanosonics Ltd.	Barclays Bank PLC	(246,936)	01/20/27	(0.15)%	1D AONIA	Monthly	4,738
Nanosonics Ltd.	BNP Paribas SA	(51,288)	01/14/28	(0.25)%	1D AONIA	Monthly	984
Nasdaq, Inc.	Barclays Bank PLC	(426,267)	12/23/26	(0.15)%	1D OBFR01	Monthly	(12)
National Australia Bank Ltd.	Barclays Bank PLC	(24,620,813)	05/12/27	(0.25)%	1D AONIA	Monthly	24,378
National Australia Bank Ltd.	Barclays Bank PLC	(6,097,783)	09/09/27	(0.25)%	1D AONIA	Monthly	6,038
National Australia Bank Ltd.	BNP Paribas SA	(18,556,066)	09/07/26	(0.25)%	1D AONIA	Monthly	1,808,851
National Australia Bank Ltd.	Morgan Stanley & Co. International PLC	(1,459,084)	01/06/27	(0.30)%	1D AONIA	Monthly	1,445
National Bank of Canada	Barclays Bank PLC	(27,703,852)	12/23/26	(0.15)%	CABROVER	Monthly	(339,389)
National Bank of Canada	Barclays Bank PLC	(27,285)	02/16/27	(0.15)%	CABROVER	Monthly	(338)
National Bank of Canada	BNP Paribas SA	(121,432)	01/17/28	(0.20)%	CABROVER	Monthly	(2,496)
National Bank of Canada	SG Americas Securities LLC	(43,865,384)	12/08/27	(0.20)%	CABROVER	Monthly	(3,295,250)
National Energy Services Reunited Corp.	Morgan Stanley & Co. International PLC	(1,238,942)	01/04/27	(0.15)%	1D FEDL01	Monthly	(64,272)
National Fuel Gas Co.	Barclays Bank PLC	(7,156,333)	02/23/27	(0.15)%	1D OBFR01	Monthly	211,521
National Grid PLC	Barclays Bank PLC	(5,644,326)	08/18/27	(0.25)%	1D SONIA	Monthly	(15,299)
National Grid PLC	Citibank N.A.	(4,916,771)	07/06/26	(0.12)%	1D SONIA	Monthly	(90,522)
National Grid PLC	Goldman Sachs Bank USA	(664,567)	08/19/26	(0.01)%	1D SONIA	Monthly	(16,443)
National Grid PLC	UBS AG	(499,956)	04/18/28	0.00%	1D SONIA	Monthly	(8,563)
National Grid PLC	UBS AG	(2,812,307)	09/03/29	0.00%	1D SONIA	Monthly	(48,169)
National Health Investors, Inc.	Citibank N.A.	(1,526,493)	06/25/26	(0.15)%	1D OBFR01	Monthly	(1,632)
National Vision Holdings, Inc.	SG Americas Securities LLC	(4,921,110)	12/08/27	(0.15)%	1D OBFR01	Monthly	478,335
NatWest Group PLC	Bank of America N.A.	(1,061,789)	02/15/28	(0.10)%	1D SONIA	Monthly	63,537
NatWest Group PLC	BNP Paribas SA	(2,462,666)	01/19/28	(0.25)%	1D SONIA	Monthly	144,224
Navan, Inc., Class A	BNP Paribas SA	(103,526)	05/17/27	0.00%	1D OBFR01	Monthly	(15)
Navan, Inc., Class A	BNP Paribas SA	(89,272)	01/28/28	(0.15)%	1D OBFR01	Monthly	(7,413)
Navigator Holdings Ltd.	Bank of America N.A.	(1,344,489)	02/15/28	(0.15)%	1D OBFR01	Monthly	(110,095)
Navigator Holdings Ltd.	Barclays Bank PLC	(268,997)	12/23/26	(0.15)%	1D OBFR01	Monthly	(13,204)
Navigator Holdings Ltd.	Citibank N.A.	(203,831)	06/25/26	(0.15)%	1D OBFR01	Monthly	(10,005)
Navigator Holdings Ltd.	UBS AG	(1,998,820)	04/21/28	0.00%	1D OBFR01	Monthly	(163,675)
Navitas Semiconductor Corp., Class A	BNP Paribas SA	(645,691)	01/28/28	0.00%	1D OBFR01	Monthly	(42,590)
Nayax Ltd.	Barclays Bank PLC	(2,137,385)	04/07/27	(3.00)%	SHIR	Monthly	(75,849)
NB Bancorp, Inc.	Goldman Sachs Bank USA	(2,480,899)	08/19/26	(0.15)%	1D FEDL01	Monthly	310,665
NBT Bancorp, Inc.	Bank of America N.A.	(1,613,840)	02/15/28	(0.15)%	1D OBFR01	Monthly	43,141
NBT Bancorp, Inc.	Barclays Bank PLC	(3,080,627)	12/23/26	(0.15)%	1D OBFR01	Monthly	70,954
NBT Bancorp, Inc.	Goldman Sachs Bank USA	(301,167)	08/19/26	(0.15)%	1D FEDL01	Monthly	8,051
NCC Group PLC	Barclays Bank PLC	(241,470)	02/19/27	(0.10)%	1D SONIA	Monthly	5,418
NCC Group PLC	BNP Paribas SA	(134,064)	01/13/28	(0.25)%	1D SONIA	Monthly	382
NCR Voyix Corp.	UBS AG	(53,214)	01/14/31	0.00%	1D OBFR01	Monthly	154
Nebius Group NV, Class A	Bank of America N.A.	(1,178,230)	02/15/28	(0.72)%	1D OBFR01	Monthly	201,635
Nebius Group NV, Class A	Barclays Bank PLC	(454,992)	02/23/27	(0.75)%	1D OBFR01	Monthly	52,190
Neinor Homes SA	Barclays Bank PLC	(225,549)	12/10/26	(0.10)%	1D ESTR	Monthly	4,897
Nektar Therapeutics	BNP Paribas SA	(295,847)	01/28/28	(0.10)%	1D OBFR01	Monthly	(6,470)
Nektar Therapeutics	UBS AG	(55,508)	01/14/31	0.00%	1D OBFR01	Monthly	(1,214)
Nemetschek SE	Bank of America N.A.	(2,320,759)	02/15/28	(0.10)%	1D ESTR	Monthly	(46,679)
Neogen Corp.	Bank of America N.A.	(760,448)	02/15/28	(0.15)%	1D OBFR01	Monthly	1,615
Neogen Corp.	BNP Paribas SA	(1,885,081)	05/17/27	(0.15)%	1D OBFR01	Monthly	550
Neogen Corp.	SG Americas Securities LLC	(4,233,310)	12/08/27	(0.15)%	1D OBFR01	Monthly	384,846
NeoGenomics, Inc.	SG Americas Securities LLC	(1,803,164)	12/08/27	(0.15)%	1D OBFR01	Monthly	(228,138)
Neptune Insurance Holdings, Inc., Class A	Goldman Sachs Bank USA	(200,874)	08/18/26	(0.15)%	1D FEDL01	Monthly	5,112
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Neste OYJ	Bank of America N.A.	$ (2,058,574)	02/15/28	0.00%	1D ESTR	Monthly	$ (415,412)
Neste OYJ	Barclays Bank PLC	(957,560)	12/10/26	(0.26)%	1D OBFR01	Monthly	(2,210)
Neste OYJ	BNP Paribas SA	(4,846,927)	08/17/26	(0.10)%	1D ESTR	Monthly	(948,103)
Neste OYJ	Goldman Sachs Bank USA	(1,053,644)	08/19/26	(0.26)%	1D ESTR	Monthly	(118,702)
Neste OYJ	UBS AG	(2,845,980)	01/20/31	0.00%	1D ESTR	Monthly	(582,699)
Nestle SA, Class N, Registered Shares	Citibank N.A.	(13,601,067)	07/06/26	0.00%	SSARON	Monthly	(641,630)
NET Lease Office Properties	Barclays Bank PLC	(71,486)	02/16/27	(0.15)%	1D OBFR01	Monthly	(2,787)
NetApp, Inc.	Bank of America N.A.	(2,966,858)	02/15/28	(0.15)%	1D OBFR01	Monthly	(308,721)
NetApp, Inc.	BNP Paribas SA	(2,373,422)	01/28/28	(0.15)%	1D OBFR01	Monthly	(200,208)
NetApp, Inc.	UBS AG	(815,382)	01/14/31	0.00%	1D OBFR01	Monthly	(84,846)
NetApp, Inc.	UBS AG	(9,313,534)	01/22/31	0.00%	1D OBFR01	Monthly	(969,135)
Netcompany Group A/S	BNP Paribas SA	(4,024,013)	06/17/26	(0.25)%	DESTR	Monthly	141,955
Netflix, Inc.	BNP Paribas SA	(2,619,794)	01/24/28	(0.15)%	1D OBFR01	Monthly	78,938
Netflix, Inc.	Goldman Sachs Bank USA	(29,081,700)	08/18/26	0.40%	1D FEDL01	Monthly	3,807,000
NETSTREIT Corp.	BNP Paribas SA	(474,153)	01/28/28	(0.15)%	1D OBFR01	Monthly	7,688
NETSTREIT Corp.	UBS AG	(193,253)	01/14/31	0.00%	1D OBFR01	Monthly	(1,525)
Neurocrine Biosciences, Inc.	Bank of America N.A.	(4,547,035)	02/15/28	(0.15)%	1D OBFR01	Monthly	(7,957)
Neurocrine Biosciences, Inc.	UBS AG	(1,474,837)	01/14/31	0.00%	1D OBFR01	Monthly	12,379
Neuronetics, Inc.	UBS AG	(213,188)	01/14/31	0.00%	1D OBFR01	Monthly	(84,355)
New Era Energy & Digital, Inc.	UBS AG	(55,955)	01/14/31	0.00%	1D OBFR01	Monthly	12,812
New Jersey Resources Corp.	BNP Paribas SA	(2,116,461)	05/17/27	(0.15)%	1D OBFR01	Monthly	(15,773)
New Wave Group AB, Class B	SG Americas Securities LLC	(5,317,467)	12/08/27	(0.26)%	1D STIBOR	Monthly	(96,941)
New York Community Bancorp, Inc.	Morgan Stanley & Co. International PLC	(120,215)	01/06/27	(0.15)%	1D FEDL01	Monthly	2,196
New York Mortgage Trust, Inc.	Morgan Stanley & Co. International PLC	(1,071,330)	01/04/27	(0.15)%	1D FEDL01	Monthly	(143,385)
Newmark Group, Inc., Class A	SG Americas Securities LLC	(2,035,235)	12/08/27	(0.15)%	1D OBFR01	Monthly	(97,924)
NewMarket Corp.	Morgan Stanley & Co. International PLC	(6,405,093)	01/06/27	(0.15)%	1D FEDL01	Monthly	(339,622)
NewMarket Corp.	UBS AG	(11,371,898)	01/22/31	0.00%	1D OBFR01	Monthly	(599,413)
News Corp., Class A	Barclays Bank PLC	(950,872)	02/16/27	(0.10)%	1D OBFR01	Monthly	11,774
News Corp., Class A	BNP Paribas SA	(770,694)	01/28/28	(0.15)%	1D OBFR01	Monthly	(17,353)
News Corp., Class A	Morgan Stanley & Co. International PLC	(16,527,247)	01/06/27	(0.15)%	1D FEDL01	Monthly	182,263
News Corp., Class A	UBS AG	(1,198,438)	01/14/31	0.00%	1D OBFR01	Monthly	(46,840)
Nexans SA	JPMorgan Chase Bank N.A.	(770,940)	02/10/27	0.00%	1D ESTR	Monthly	(191,447)
Nexgen Energy Ltd.	Bank of America N.A.	(122,985)	02/15/28	(0.20)%	CABROVER	Monthly	(1,164)
Nexgen Energy Ltd.	BNP Paribas SA	(424,046)	01/17/28	(0.20)%	CABROVER	Monthly	(4,015)
Nexgen Energy Ltd.	Goldman Sachs Bank USA	(17,969,265)	08/18/26	(0.15)%	1D CORRA	Monthly	(170,123)
Nexgen Energy Ltd.	SG Americas Securities LLC	(11,114,856)	12/08/27	(0.20)%	CABROVER	Monthly	(723,190)
Nexi SpA	Barclays Bank PLC	(109,934)	02/19/27	(0.51)%	1D ESTR	Monthly	(5,227)
Nexi SpA	UBS AG	(13,730)	01/03/31	0.00%	1D ESTR	Monthly	(1,481)
Nexity SA	Bank of America N.A.	(277,089)	02/15/28	(0.50)%	1D ESTR	Monthly	10,008
Nexity SA	Barclays Bank PLC	(68,351)	12/10/26	(0.60)%	1D ESTR	Monthly	2,318
Nexon Co. Ltd.	Barclays Bank PLC	(13,476,648)	01/26/27	(0.20)%	1D P TONA	Monthly	423,115
Nexon Co. Ltd.	Barclays Bank PLC	(2,812,029)	09/09/27	(0.20)%	1D P TONA	Monthly	90,573
Nexon Co. Ltd.	BNP Paribas SA	(7,003,728)	09/09/26	(0.25)%	1D TONA	Monthly	211,907
Nexstar Media Group, Inc., Class A	SG Americas Securities LLC	(9,664,018)	12/08/27	(0.14)%	1D OBFR01	Monthly	(1,292,888)
Nexstar Media Group, Inc., Class A	UBS AG	(2,790,202)	01/22/31	0.00%	1D OBFR01	Monthly	(163,929)
Next PLC	Bank of America N.A.	(1,267,596)	02/15/28	(0.10)%	1D SONIA	Monthly	39,766
Next PLC	UBS AG	(317,400)	01/20/31	0.00%	1D SONIA	Monthly	9,957
Next Vision Stabilized Systems Ltd.	BNP Paribas SA	(1,162,089)	06/17/27	(0.75)%	SHIR	Monthly	(173,463)
Next Vision Stabilized Systems Ltd.	BNP Paribas SA	(1,621,190)	07/19/27	(0.75)%	SHIR	Monthly	(373,712)
Next Vision Stabilized Systems Ltd.	Morgan Stanley & Co. International PLC	(902,156)	05/23/28	(0.75)%	SHIR	Monthly	62,149
Nextage Co. Ltd.	Barclays Bank PLC	(4,694,836)	05/12/27	(0.40)%	1D P TONA	Monthly	304,769
NEXTDC Ltd.	Barclays Bank PLC	(3,983,061)	05/12/27	(0.25)%	1D AONIA	Monthly	(32,752)
NEXTDC Ltd.	Barclays Bank PLC	(7,402,754)	09/09/27	(0.25)%	1D AONIA	Monthly	(60,872)
NextDecade Corp.	Bank of America N.A.	(37,261)	02/15/28	(0.64)%	1D OBFR01	Monthly	(3,487)
NextDecade Corp.	Goldman Sachs Bank USA	(230,445)	08/19/26	(0.40)%	1D FEDL01	Monthly	(21,564)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
NextEra Energy, Inc.	Citibank N.A.	$ (8,789,760)	02/24/28	(0.15)%	1D OBFR01	Monthly	$ (769,592)
NextNav, Inc.	Citibank N.A.	(629,779)	06/25/26	(0.15)%	1D OBFR01	Monthly	(34,410)
NEXTracker, Inc., Class A	Bank of America N.A.	(1,007,708)	02/15/28	(0.15)%	1D OBFR01	Monthly	(82,451)
NEXTracker, Inc., Class A	Barclays Bank PLC	(46,266)	02/16/27	(0.15)%	1D OBFR01	Monthly	(1,029)
NEXTracker, Inc., Class A	Morgan Stanley & Co. International PLC	(6,363,747)	01/06/27	(0.15)%	1D FEDL01	Monthly	(162,909)
NFI Group, Inc.	Morgan Stanley & Co. International PLC	(1,466,870)	01/04/27	(1.64)%	CABROVER	Monthly	(19,813)
NFI Group, Inc.	UBS AG	(351,942)	04/21/28	0.00%	1D CORRA	Monthly	(36,802)
NGEx Minerals Ltd.	BNP Paribas SA	(430,067)	01/17/28	(0.88)%	CABROVER	Monthly	56,748
NGEx Minerals Ltd.	Goldman Sachs Bank USA	(99,021)	08/18/26	(0.20)%	1D CORRA	Monthly	8,054
NGK Corp.	Barclays Bank PLC	(1,605,724)	01/26/27	(0.15)%	1D P TONA	Monthly	(170,432)
NHK Spring Co. Ltd.	Barclays Bank PLC	(4,054,335)	05/12/27	(0.20)%	1D P TONA	Monthly	(63,974)
Nibe Industrier AB, Class B	Barclays Bank PLC	(1,574,990)	02/19/27	(0.26)%	1D STIBOR	Monthly	(21,481)
Nibe Industrier AB, Class B	Barclays Bank PLC	(1,386,898)	02/26/27	(0.26)%	1D STIBOR	Monthly	19,525
Nibe Industrier AB, Class B	Citibank N.A.	(830,404)	07/06/26	(0.26)%	TN STIBOR	Monthly	2,641
Nibe Industrier AB, Class B	UBS AG	(1,914,738)	09/03/29	0.00%	TN STIBOR	Monthly	(12,530)
Nice Ltd.	Bank of America N.A.	(102,655)	02/15/28	(0.60)%	SHIR	Monthly	437
Nice Ltd.	UBS AG	(5,735,003)	01/13/31	0.00%	SHIR	Monthly	24,423
Nichias Corp.	Barclays Bank PLC	(15,306,467)	05/12/27	(0.20)%	1D P TONA	Monthly	(50,603)
Nichias Corp.	Citibank N.A.	(599,207)	02/24/27	(0.25)%	1D P TONA	Monthly	(1,981)
Nichias Corp.	SG Americas Securities LLC	(5,259,302)	12/08/27	(0.25)%	1D P TONA	Monthly	(177,180)
Nick Scali Ltd.	Barclays Bank PLC	(113,375)	01/20/27	0.00%	1D AONIA	Monthly	(1,145)
Nick Scali Ltd.	Barclays Bank PLC	(1,204,665)	05/12/27	(0.15)%	1D AONIA	Monthly	11,893
NIDEC Corp.	Goldman Sachs Bank USA	(759,222)	08/19/26	0.20%	1D P TONA	Monthly	(9,426)
Nifco, Inc./Japan	Barclays Bank PLC	(2,772,306)	05/12/27	(0.16)%	1D P TONA	Monthly	11,232
Nihon Dengi Co. Ltd.	Barclays Bank PLC	(83,484)	01/20/27	(0.92)%	1D P TONA	Monthly	1,920
Nihon Dengi Co. Ltd.	BNP Paribas SA	(93,074)	03/24/27	(0.25)%	1D TONA	Monthly	6,893
Nihon Dengi Co. Ltd.	Citibank N.A.	(2,581,554)	02/24/27	(1.44)%	1D P TONA	Monthly	59,371
Nihon Dengi Co. Ltd.	Morgan Stanley & Co. International PLC	(2,243,035)	01/06/27	(1.58)%	1D P TONA	Monthly	51,586
Nihon Dengi Co. Ltd.	UBS AG	(392,240)	04/03/28	0.00%	1D P TONA	Monthly	29,051
Nihon Kohden Corp.	Bank of America N.A.	(55,315)	03/15/28	(0.15)%	1D P TONA	Monthly	361
Nihon Kohden Corp.	UBS AG	(210,319)	01/06/31	0.00%	1D P TONA	Monthly	13,788
Nihon M&A Center Holdings, Inc.	Barclays Bank PLC	(97,674)	01/20/27	(0.20)%	1D P TONA	Monthly	4,695
Nihon M&A Center Holdings, Inc.	Barclays Bank PLC	(14,327,286)	05/12/27	(0.20)%	1D P TONA	Monthly	688,757
Nikon Corp.	Barclays Bank PLC	(323,798)	01/20/27	(0.20)%	1D P TONA	Monthly	27,294
Nikon Corp.	Barclays Bank PLC	(5,410,327)	09/09/27	(0.20)%	1D P TONA	Monthly	456,047
Nikon Corp.	BNP Paribas SA	(756,450)	09/09/26	(0.25)%	1D TONA	Monthly	74,932
Nintendo Co. Ltd.	Bank of America N.A.	(3,719,063)	03/15/28	0.00%	1D P TONA	Monthly	240,930
Nintendo Co. Ltd.	Barclays Bank PLC	(10,812,147)	01/26/27	(0.15)%	1D P TONA	Monthly	969,666
NioCorp Developments Ltd.	Citibank N.A.	(871,525)	06/25/26	(0.15)%	1D OBFR01	Monthly	63,605
NioCorp Developments Ltd.	Morgan Stanley & Co. International PLC	(1,266,265)	01/04/27	(0.24)%	1D FEDL01	Monthly	92,414
Nippon Accommodations Fund, Inc.	Barclays Bank PLC	(685,335)	05/12/27	(0.18)%	1D P TONA	Monthly	3,262
Nippon Building Fund, Inc.	Bank of America N.A.	(410,664)	03/15/28	(0.25)%	1D P TONA	Monthly	16,246
Nippon Building Fund, Inc.	Barclays Bank PLC	(6,988,617)	01/20/27	(0.20)%	1D P TONA	Monthly	93,421
Nippon Building Fund, Inc.	BNP Paribas SA	(3,634,071)	09/09/26	(0.25)%	1D TONA	Monthly	143,765
Nippon Building Fund, Inc.	BNP Paribas SA	(4,592,287)	03/24/27	(0.25)%	1D TONA	Monthly	181,673
Nippon Building Fund, Inc.	Goldman Sachs Bank USA	(370,557)	08/19/26	(0.25)%	1D P TONA	Monthly	14,659
Nippon Building Fund, Inc.	SG Americas Securities LLC	(40,658,692)	12/08/27	(0.11)%	1D P TONA	Monthly	2,172,378
Nippon Building Fund, Inc.	SG Americas Securities LLC	(9,618,166)	12/08/27	(0.11)%	1D P TONA	Monthly	513,895
Nippon Building Fund, Inc.	UBS AG	(2,271,294)	04/18/28	0.00%	1D P TONA	Monthly	89,853
Nippon Building Fund, Inc.	UBS AG	(2,134,140)	09/03/29	0.00%	1D P TONA	Monthly	73,286
Nippon Densetsu Kogyo Co. Ltd.	Barclays Bank PLC	(97,324)	05/12/27	(0.15)%	1D P TONA	Monthly	547
Nippon Express Holdings, Inc	Citibank N.A.	(6,810,040)	02/24/27	(0.15)%	1D P TONA	Monthly	(593,849)
Nippon Kayaku Co. Ltd.	Barclays Bank PLC	(268,506)	01/20/27	(0.15)%	1D P TONA	Monthly	2,330
Nippon Paint Holdings Co. Ltd.	Bank of America N.A.	(1,901,840)	02/15/28	0.00%	1D P TONA	Monthly	28,653
Nippon Paint Holdings Co. Ltd.	Bank of America N.A.	(436,719)	03/15/28	(0.15)%	1D P TONA	Monthly	6,580
Nippon Paint Holdings Co. Ltd.	Barclays Bank PLC	(31,225,595)	09/09/27	(0.20)%	1D P TONA	Monthly	62,576
Nippon Paint Holdings Co. Ltd.	BNP Paribas SA	(26,275,829)	03/24/27	(0.25)%	1D TONA	Monthly	386,114
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Nippon Paint Holdings Co. Ltd.	BNP Paribas SA	$ (2,118,918)	01/21/28	(0.25)%	1D TONA	Monthly	$ 31,923
Nippon Paint Holdings Co. Ltd.	Citibank N.A.	(3,965,289)	02/24/27	(0.24)%	1D P TONA	Monthly	7,629
Nippon Paint Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	(7,315,089)	01/07/27	(0.25)%	1D P TONA	Monthly	14,074
Nippon Paint Holdings Co. Ltd.	SG Americas Securities LLC	(3,432,941)	12/08/27	(0.25)%	1D P TONA	Monthly	91,478
Nippon Paper Industries Co. Ltd.	Barclays Bank PLC	(650,534)	05/12/27	(0.19)%	1D P TONA	Monthly	22,048
Nippon Parking Development Co. Ltd.	Barclays Bank PLC	(478,631)	05/12/27	(0.18)%	1D P TONA	Monthly	23,932
Nippon Parking Development Co. Ltd.	BNP Paribas SA	(1,059,758)	03/24/27	(0.25)%	1D TONA	Monthly	118,174
Nippon Parking Development Co. Ltd.	UBS AG	(584,216)	04/03/28	0.00%	1D P TONA	Monthly	65,146
Nippon Pillar Packing Co. Ltd.	Bank of America N.A.	(2,344,377)	02/15/28	0.00%	1D P TONA	Monthly	(42,731)
Nippon Pillar Packing Co. Ltd.	Barclays Bank PLC	(6,177,791)	05/12/27	(0.20)%	1D P TONA	Monthly	(419,094)
Nippon Pillar Packing Co. Ltd.	UBS AG	(946,990)	04/03/28	0.00%	1D P TONA	Monthly	(17,261)
Nippon Sanso Holdings Corp.	BNP Paribas SA	(35,711,013)	03/24/27	(0.25)%	1D TONA	Monthly	2,098,455
Nippon Sanso Holdings Corp.	Citibank N.A.	(4,587,153)	02/24/27	(0.15)%	1D P TONA	Monthly	134,389
Nippon Sanso Holdings Corp.	Goldman Sachs Bank USA	(378,311)	08/19/26	(0.25)%	1D P TONA	Monthly	22,230
Nippon Sanso Holdings Corp.	UBS AG	(262,195)	04/18/28	0.00%	1D P TONA	Monthly	15,407
Nippon Seiki Co. Ltd.	Barclays Bank PLC	(1,315,397)	05/12/27	(0.15)%	1D P TONA	Monthly	29,506
Nippon Shinyaku Co. Ltd.	Barclays Bank PLC	(259,782)	01/20/27	(0.15)%	1D P TONA	Monthly	11,430
Nippon Shinyaku Co. Ltd.	Citibank N.A.	(105,837)	02/24/27	(0.15)%	1D P TONA	Monthly	4,657
Nippon Television Holdings, Inc.	Barclays Bank PLC	(17,843,484)	05/12/27	(0.17)%	1D P TONA	Monthly	471,506
Nippon Yakin Kogyo Co. Ltd.	Barclays Bank PLC	(4,620,587)	05/12/27	(0.20)%	1D P TONA	Monthly	89,498
Nippon Yakin Kogyo Co. Ltd.	BNP Paribas SA	(486,347)	03/24/27	(0.25)%	1D TONA	Monthly	15,509
Nippon Yusen KK	Barclays Bank PLC	(93,066)	01/20/27	(0.20)%	1D P TONA	Monthly	3,220
Nipro Corp.	Bank of America N.A.	(279,159)	03/15/28	(0.15)%	1D P TONA	Monthly	20,938
Nipro Corp.	Citibank N.A.	(4,929,555)	02/24/27	(0.15)%	1D P TONA	Monthly	112,650
Nishimatsuya Chain Co. Ltd.	Barclays Bank PLC	(121,184)	01/20/27	(0.15)%	1D P TONA	Monthly	2,436
NiSource, Inc.	BNP Paribas SA	(1,712,487)	01/28/28	(0.15)%	1D OBFR01	Monthly	(10,384)
Nissan Motor Co. Ltd.	Bank of America N.A.	(1,108,122)	03/15/28	(0.15)%	1D P TONA	Monthly	11,934
Nissan Motor Co. Ltd.	Barclays Bank PLC	(72,417)	01/20/27	(0.15)%	1D P TONA	Monthly	1,717
Nissan Motor Co. Ltd.	Barclays Bank PLC	(4,718,973)	01/26/27	(0.15)%	1D P TONA	Monthly	108,619
Nissan Motor Co. Ltd.	Barclays Bank PLC	(4,567,648)	05/12/27	(0.15)%	1D P TONA	Monthly	108,303
Nissan Motor Co. Ltd.	Barclays Bank PLC	(8,355,707)	09/09/27	(0.15)%	1D P TONA	Monthly	181,768
Nisshin Oillio Group Ltd.	Citibank N.A.	(120,076)	02/24/27	(0.25)%	1D P TONA	Monthly	452
Nissin Foods Holdings Co. Ltd.	Barclays Bank PLC	(408,862)	01/26/27	(0.15)%	1D P TONA	Monthly	6,042
Nissin Foods Holdings Co. Ltd.	UBS AG	(2,556,124)	01/20/31	0.00%	1D P TONA	Monthly	187,538
Niterra Co. Ltd.	Bank of America N.A.	(7,849,091)	02/15/28	0.00%	1D P TONA	Monthly	(237,614)
Niterra Co. Ltd.	Bank of America N.A.	(4,748,280)	03/15/28	(0.15)%	1D P TONA	Monthly	(143,743)
Niterra Co. Ltd.	Barclays Bank PLC	(4,093,130)	01/26/27	(0.20)%	1D P TONA	Monthly	38,967
Niterra Co. Ltd.	Barclays Bank PLC	(12,381,280)	05/12/27	(0.20)%	1D P TONA	Monthly	99,869
Niterra Co. Ltd.	Barclays Bank PLC	(13,792,599)	09/09/27	(0.20)%	1D P TONA	Monthly	127,366
Niterra Co. Ltd.	Citibank N.A.	(2,314,603)	02/24/27	(0.15)%	1D P TONA	Monthly	17,244
Niterra Co. Ltd.	JPMorgan Chase Bank N.A.	(1,372,353)	02/10/27	(0.15)%	1D P TONA	Monthly	(92,551)
Nitori Holdings Co. Ltd.	Barclays Bank PLC	(5,909,152)	01/20/27	(0.20)%	1D P TONA	Monthly	67,172
Nitori Holdings Co. Ltd.	SG Americas Securities LLC	(13,760,305)	12/08/27	(0.10)%	1D P TONA	Monthly	970,403
Nitori Holdings Co. Ltd.	SG Americas Securities LLC	(4,617,876)	12/08/27	(0.10)%	1D P TONA	Monthly	325,661
Nitori Holdings Co. Ltd.	UBS AG	(7,991)	04/18/28	0.00%	1D P TONA	Monthly	762
Nitori Holdings Co. Ltd.	UBS AG	(3,404,082)	09/03/29	0.00%	1D P TONA	Monthly	324,790
Nittetsu Mining Co. Ltd.	Barclays Bank PLC	(481,067)	05/12/27	(0.20)%	1D P TONA	Monthly	18,344
Nittetsu Mining Co. Ltd.	BNP Paribas SA	(507,758)	03/24/27	(0.25)%	1D TONA	Monthly	68,563
Nittetsu Mining Co. Ltd.	Morgan Stanley & Co. International PLC	(711,001)	01/06/27	(0.25)%	1D P TONA	Monthly	27,112
Nitto Boseki Co. Ltd.	BNP Paribas SA	(3,876,274)	09/09/26	(0.25)%	1D TONA	Monthly	(331,163)
Nitto Boseki Co. Ltd.	UBS AG	(321,612)	01/20/31	0.00%	1D P TONA	Monthly	(27,476)
Nitto Denko Corp.	Barclays Bank PLC	(172,808)	01/20/27	(0.15)%	1D P TONA	Monthly	18,744
Nitto Kogyo Corp.	Barclays Bank PLC	(4,330,277)	05/12/27	(0.20)%	1D P TONA	Monthly	(289,202)
Nitto Kogyo Corp.	Morgan Stanley & Co. International PLC	(658,896)	01/06/27	(0.25)%	1D P TONA	Monthly	(44,005)
Nitto Kogyo Corp.	UBS AG	(275,635)	04/03/28	0.00%	1D P TONA	Monthly	(2,055)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Nkarta, Inc.	BNP Paribas SA	$ (165,816)	01/28/28	(0.52)%	1D OBFR01	Monthly	$ (23,982)
Nkarta, Inc.	UBS AG	(72,075)	01/14/31	0.00%	1D OBFR01	Monthly	(10,424)
NKT A/S, Class B	BNP Paribas SA	(5,210,260)	08/17/26	(0.25)%	DESTR	Monthly	(19,051)
NKT A/S, Class B	Morgan Stanley & Co. International PLC	(1,411,385)	01/06/27	(0.26)%	DESTR	Monthly	(12,118)
nLight, Inc.	Bank of America N.A.	(3,542,776)	02/15/28	(0.15)%	1D OBFR01	Monthly	(182,953)
nLight, Inc.	Barclays Bank PLC	(1,201,058)	12/23/26	(0.15)%	1D OBFR01	Monthly	35,541
nLight, Inc.	Goldman Sachs Bank USA	(1,691,651)	08/19/26	(0.15)%	1D FEDL01	Monthly	(87,359)
NN Group NV	Bank of America N.A.	(675,774)	02/15/28	(0.10)%	1D ESTR	Monthly	(15,218)
NN Group NV	UBS AG	(8,266,459)	09/03/29	0.00%	1D ESTR	Monthly	(186,155)
Noble Corp. PLC	BNP Paribas SA	(7,782,544)	01/24/28	(0.15)%	1D OBFR01	Monthly	(553,819)
Nohmi Bosai Ltd.	Barclays Bank PLC	(4,093,002)	05/12/27	(0.20)%	1D P TONA	Monthly	(91,121)
Nohmi Bosai Ltd.	Citibank N.A.	(1,108,093)	02/24/27	(0.15)%	1D P TONA	Monthly	(24,669)
Nojima Corp.	Bank of America N.A.	(1,777,844)	02/15/28	(0.24)%	1D P TONA	Monthly	(166,189)
Nojima Corp.	Barclays Bank PLC	(4,783,260)	05/12/27	(0.20)%	1D P TONA	Monthly	(93,193)
Nokia OYJ	BNP Paribas SA	(610,065)	01/13/28	(0.26)%	1D ESTR	Monthly	(66,953)
Nokia OYJ	BNP Paribas SA	(495,561)	01/19/28	(0.26)%	1D ESTR	Monthly	(122,626)
Nokian Renkaat OYJ	SG Americas Securities LLC	(182,695)	12/08/27	(1.10)%	1D ESTR	Monthly	(17,373)
Nomura Micro Science Co. Ltd.	Barclays Bank PLC	(2,466,456)	05/12/27	(2.98)%	1D P TONA	Monthly	19,052
Nomura Micro Science Co. Ltd.	BNP Paribas SA	(263,454)	03/24/27	(0.25)%	1D TONA	Monthly	(2,978)
Nomura Real Estate Holdings, Inc.	Barclays Bank PLC	(85,549)	01/20/27	(0.15)%	1D P TONA	Monthly	(1,224)
Nomura Real Estate Holdings, Inc.	UBS AG	(52,736)	01/06/31	0.00%	1D P TONA	Monthly	(762)
Nordea Bank Abp	Barclays Bank PLC	(606,531)	12/10/26	(0.26)%	1D ESTR	Monthly	(1,356)
Nordea Bank Abp	BNP Paribas SA	(13,969,810)	08/17/26	(0.10)%	1D ESTR	Monthly	33,340
Nordea Bank Abp	SG Americas Securities LLC	(307,205)	12/08/27	0.00%	1D ESTR	Monthly	(3,113)
Nordic Semiconductor ASA	Bank of America N.A.	(10,554)	02/15/28	(0.26)%	NOWA	Monthly	(956)
Nordic Semiconductor ASA	BNP Paribas SA	(6,986,902)	03/17/27	(0.25)%	NOWA	Monthly	(632,600)
Nordic Semiconductor ASA	BNP Paribas SA	(115,581)	01/28/28	(0.25)%	NOWA	Monthly	(10,465)
Nordic Semiconductor ASA	SG Americas Securities LLC	(2,576,856)	12/08/27	(0.27)%	NOWA	Monthly	(528,556)
Nordson Corp.	Bank of America N.A.	(124,575)	02/15/28	(0.15)%	1D OBFR01	Monthly	(6,093)
Nordson Corp.	Barclays Bank PLC	(2,115,437)	02/16/27	(0.15)%	1D OBFR01	Monthly	(68,130)
Nordson Corp.	BNP Paribas SA	(1,028,115)	01/28/28	(0.15)%	1D OBFR01	Monthly	(36,266)
Nordson Corp.	UBS AG	(784,025)	01/14/31	0.00%	1D OBFR01	Monthly	(38,346)
Norma Group SE	Bank of America N.A.	(109,794)	02/15/28	(0.26)%	1D ESTR	Monthly	(450)
Norsk Hydro ASA	BNP Paribas SA	(1,373,544)	08/17/26	(0.25)%	NOWA	Monthly	72,526
Norsk Hydro ASA	SG Americas Securities LLC	(6,723,195)	12/08/27	(0.01)%	NOWA	Monthly	228,659
Norsk Hydro ASA	SG Americas Securities LLC	(17,219,034)	12/08/27	0.04%	NOWA	Monthly	585,626
Norsk Hydro ASA	UBS AG	(10,960,991)	04/18/28	0.00%	NOWA	Monthly	578,765
North Pacific Bank Ltd.	Bank of America N.A.	(68,292)	03/15/28	(0.15)%	1D P TONA	Monthly	2,801
North Pacific Bank Ltd.	UBS AG	(100,780)	01/06/31	0.00%	1D P TONA	Monthly	4,133
North West Co., Inc.	Barclays Bank PLC	(2,727,812)	12/23/26	(0.20)%	CABROVER	Monthly	32,055
North West Co., Inc.	Morgan Stanley & Co. International PLC	(12,354,917)	01/04/27	(0.20)%	CABROVER	Monthly	142,705
Northeast Bank	Barclays Bank PLC	(3,531,211)	12/23/26	(0.15)%	1D OBFR01	Monthly	(91,478)
Northeast Bank	Morgan Stanley & Co. International PLC	(1,853,665)	01/04/27	(0.15)%	1D FEDL01	Monthly	(48,020)
Northeast Bank	SG Americas Securities LLC	(2,224,573)	12/08/27	(0.15)%	1D OBFR01	Monthly	(69,933)
Northeast Bank	UBS AG	(3,061,052)	04/21/28	0.00%	1D OBFR01	Monthly	(25,066)
Northern Dynasty Minerals Ltd.	BNP Paribas SA	(59,577)	01/17/28	(0.61)%	CABROVER	Monthly	(4,965)
Northern Star Resources Ltd.	Bank of America N.A.	(101,930)	02/15/28	(0.30)%	1D AONIA	Monthly	6,098
Northern Star Resources Ltd.	Barclays Bank PLC	(396,129)	09/09/27	(0.23)%	1D AONIA	Monthly	8,769
Northern Star Resources Ltd.	BNP Paribas SA	(21,677,819)	09/07/26	(0.25)%	1D AONIA	Monthly	2,953,282
Northern Star Resources Ltd.	BNP Paribas SA	(8,766,271)	03/22/27	(0.25)%	1D AONIA	Monthly	1,206,940
Northern Trust Corp.	Morgan Stanley & Co. International PLC	(899,737)	01/06/27	(0.15)%	1D FEDL01	Monthly	7,988
Northwest Natural Holding Co.	SG Americas Securities LLC	(8,889,382)	12/08/27	(0.13)%	1D OBFR01	Monthly	332,585
Norwegian Cruise Line Holdings Ltd.	Barclays Bank PLC	(387,831)	02/16/27	(0.10)%	1D OBFR01	Monthly	17,323
Norwegian Cruise Line Holdings Ltd.	Barclays Bank PLC	(7,997,238)	02/23/27	(0.10)%	1D OBFR01	Monthly	311,189
Norwegian Cruise Line Holdings Ltd.	BNP Paribas SA	(17,067,304)	05/17/27	(0.15)%	1D OBFR01	Monthly	2,375,846
NOV, Inc.	Barclays Bank PLC	(1,902,131)	02/16/27	(0.15)%	1D OBFR01	Monthly	(66,387)
NOV, Inc.	Barclays Bank PLC	(11,374,610)	02/23/27	(0.15)%	1D OBFR01	Monthly	(396,989)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Nova Ltd.	Bank of America N.A.	$ (1,429,751)	02/15/28	(0.60)%	SHIR	Monthly	$ 49,585
Nova Ltd.	UBS AG	(850,919)	01/13/31	0.00%	SHIR	Monthly	29,510
Novagold Resources, Inc.	Morgan Stanley & Co. International PLC	(12,845,392)	01/04/27	(0.20)%	CABROVER	Monthly	1,648,933
Novagold Resources, Inc.	Morgan Stanley & Co. International PLC	(3,126,928)	01/06/27	(0.20)%	CABROVER	Monthly	401,396
Novanta, Inc.	BNP Paribas SA	(101,914)	05/17/27	(0.15)%	1D OBFR01	Monthly	3,471
Novartis AG, Class N	Bank of America N.A.	(8,901,361)	02/15/28	0.05%	SSARON	Monthly	215,467
Novartis AG, Class N	Bank of America N.A.	(9,208,513)	02/15/28	0.00%	SSARON	Monthly	222,902
Novartis AG, Class N	Citibank N.A.	(46,690,510)	07/06/26	(0.12)%	SSARON	Monthly	(19,893)
Novartis AG, Class N	Goldman Sachs Bank USA	(71,332,786)	08/19/26	(0.08)%	SSARON	Monthly	1,485,319
Novartis AG, Class N	Morgan Stanley & Co. International PLC	(37,673,148)	01/06/27	(0.26)%	SSARON	Monthly	34,075
Novartis AG, Class N	UBS AG	(2,989,885)	04/18/28	0.00%	SSARON	Monthly	(30,640)
Novavax, Inc.	Bank of America N.A.	(456,199)	02/15/28	(0.65)%	1D OBFR01	Monthly	40,160
Novavax, Inc.	UBS AG	(498,073)	01/14/31	0.00%	1D OBFR01	Monthly	37,076
Novo Nordisk A/S, Class B	Citibank N.A.	(5,945,305)	07/17/26	(0.13)%	DESTR	Monthly	(160,643)
Novo Nordisk A/S, Class B	Morgan Stanley & Co. International PLC	(19,262,266)	01/06/27	(0.26)%	DESTR	Monthly	(1,625,386)
Novo Nordisk A/S, Class B	UBS AG	(1,669,460)	04/18/28	0.00%	DESTR	Monthly	(38,400)
Novo Nordisk A/S, Class B	UBS AG	(10,785,041)	09/03/29	0.00%	DESTR	Monthly	(769,505)
Novocure Ltd.	Bank of America N.A.	(48,585)	02/15/28	(0.15)%	1D OBFR01	Monthly	(12,392)
Novozymes A/S, Class B	Bank of America N.A.	(4,998,035)	02/15/28	0.00%	1W CIBOR	Monthly	(150,258)
Novozymes A/S, Class B	Goldman Sachs Bank USA	(53,993,052)	08/19/26	(0.04)%	DESTR	Monthly	(1,545,660)
Novozymes A/S, Class B	SG Americas Securities LLC	(7,530,836)	12/08/27	(0.27)%	DESTR	Monthly	(101,462)
Novozymes A/S, Class B	UBS AG	(13,251,886)	04/18/28	0.00%	DESTR	Monthly	(398,960)
Novozymes A/S, Class B	UBS AG	(30,724,486)	09/03/29	0.00%	DESTR	Monthly	(920,928)
NOW, Inc.	BNP Paribas SA	(272,926)	05/17/27	(0.15)%	1D OBFR01	Monthly	(4,537)
NS United Kaiun Kaisha Ltd.	Barclays Bank PLC	(804,471)	05/12/27	(0.18)%	1D P TONA	Monthly	(81,622)
NS United Kaiun Kaisha Ltd.	Citibank N.A.	(777,950)	02/24/27	(0.15)%	1D P TONA	Monthly	(78,931)
NTG Nordic Transport Group A/S	Barclays Bank PLC	(27,332)	03/01/27	(0.26)%	DESTR	Monthly	603
NTT UD REIT Investment Corp.	Barclays Bank PLC	(200,170)	01/20/27	(0.20)%	1D P TONA	Monthly	3,863
NTT, Inc.	Barclays Bank PLC	(26,987,447)	05/12/27	(0.15)%	1D P TONA	Monthly	(174,427)
NTT, Inc.	Barclays Bank PLC	(36,065,998)	09/09/27	(0.15)%	1D P TONA	Monthly	(237,531)
NTT, Inc.	BNP Paribas SA	(5,453,496)	03/24/27	(0.25)%	1D TONA	Monthly	31,680
NTT, Inc.	Citibank N.A.	(4,246,069)	02/24/27	(0.25)%	1D P TONA	Monthly	(39,895)
NTT, Inc.	Morgan Stanley & Co. International PLC	(10,912,297)	01/07/27	(0.25)%	1D P TONA	Monthly	(71,600)
Nu Holdings Ltd., Class A	Bank of America N.A.	(198,469)	02/15/28	(0.15)%	1D OBFR01	Monthly	11,127
Nu Holdings Ltd., Class A	UBS AG	(92,454)	01/14/31	0.00%	1D OBFR01	Monthly	5,183
Nucor Corp.	Morgan Stanley & Co. International PLC	(7,432,278)	01/06/27	(0.15)%	1D FEDL01	Monthly	(286,383)
Nufarm Ltd.	Barclays Bank PLC	(308,322)	01/20/27	(0.15)%	1D AONIA	Monthly	(15,804)
Nutanix, Inc., Class A	BNP Paribas SA	(9,390,636)	05/17/27	(0.10)%	1D OBFR01	Monthly	(513,822)
Nutrien Ltd.	Barclays Bank PLC	(4,913,439)	02/23/27	(0.20)%	CABROVER	Monthly	(274,867)
Nutrien Ltd.	Morgan Stanley & Co. International PLC	(22,966,765)	01/04/27	(0.20)%	CABROVER	Monthly	(1,284,805)
Nuvalent, Inc., Class A	Barclays Bank PLC	(8,456,813)	12/23/26	(0.15)%	1D OBFR01	Monthly	633,870
Nuvectis Pharma, Inc.	Bank of America N.A.	(84,711)	02/15/28	(1.27)%	1D OBFR01	Monthly	(598)
Nuvectis Pharma, Inc.	Barclays Bank PLC	(110,109)	02/16/27	(1.38)%	1D OBFR01	Monthly	3,246
Nuvectis Pharma, Inc.	BNP Paribas SA	(68,179)	01/28/28	(1.01)%	1D OBFR01	Monthly	(481)
NVR, Inc.	Bank of America N.A.	(978,072)	02/15/28	(0.15)%	1D OBFR01	Monthly	30,691
NVR, Inc.	Barclays Bank PLC	(1,335,376)	02/16/27	(0.10)%	1D OBFR01	Monthly	59,570
NVR, Inc.	UBS AG	(3,451,277)	01/14/31	0.00%	1D OBFR01	Monthly	230,183
Obic Co. Ltd.	Barclays Bank PLC	(21,454,232)	01/26/27	(0.15)%	1D P TONA	Monthly	1,933,596
Obic Co. Ltd.	Barclays Bank PLC	(866,323)	05/12/27	(0.15)%	1D P TONA	Monthly	79,758
Obic Co. Ltd.	Barclays Bank PLC	(17,133,294)	09/09/27	(0.15)%	1D P TONA	Monthly	1,577,372
Obic Co. Ltd.	UBS AG	(939,132)	09/03/29	0.00%	1D P TONA	Monthly	17,044
Ocado Group PLC	Citibank N.A.	(114,717)	06/24/26	(0.25)%	1D SONIA	Monthly	10,009
Occidental Petroleum Corp.	SG Americas Securities LLC	(4,796,483)	12/08/27	(0.15)%	1D OBFR01	Monthly	(65,002)
Ocugen, Inc.	UBS AG	(82,058)	01/14/31	0.00%	1D OBFR01	Monthly	9,258

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Odakyu Electric Railway Co. Ltd.	Barclays Bank PLC	$ (3,538,008)	05/12/27	(0.20)%	1D P TONA	Monthly	$ 60,184
Odakyu Electric Railway Co. Ltd.	BNP Paribas SA	(5,870,388)	03/24/27	(0.25)%	1D TONA	Monthly	413,389
Oddity Tech Ltd., Class A	Bank of America N.A.	(81,882)	02/15/28	(0.15)%	1D OBFR01	Monthly	6,072
Oddity Tech Ltd., Class A	BNP Paribas SA	(635,503)	05/17/27	(0.15)%	1D OBFR01	Monthly	34,321
Oddity Tech Ltd., Class A	BNP Paribas SA	(131,128)	01/28/28	(0.15)%	1D OBFR01	Monthly	9,823
Oddity Tech Ltd., Class A	UBS AG	(2,139,659)	04/21/28	0.00%	1D OBFR01	Monthly	123,460
Ohsho Food Service Corp.	BNP Paribas SA	(105,648)	03/24/27	0.00%	1D TONA	Monthly	913
O-I Glass, Inc.	BNP Paribas SA	(2,059,204)	05/17/27	(0.15)%	1D OBFR01	Monthly	287,783
Oji Holdings Corp.	Barclays Bank PLC	(9,539,636)	09/09/27	(0.15)%	1D P TONA	Monthly	120,495
Okasan Securities Group, Inc.	Barclays Bank PLC	(854,804)	05/12/27	(0.20)%	1D P TONA	Monthly	(22,263)
Okasan Securities Group, Inc.	Morgan Stanley & Co. International PLC	(1,077,650)	01/06/27	(0.25)%	1D P TONA	Monthly	(28,066)
Okasan Securities Group, Inc.	SG Americas Securities LLC	(1,037,379)	12/08/27	(0.25)%	1D P TONA	Monthly	13,653
Okasan Securities Group, Inc.	UBS AG	(978,243)	04/03/28	0.00%	1D P TONA	Monthly	(1,024)
Okinawa Cellular Telephone Co.	Citibank N.A.	(103,267)	02/24/27	(0.15)%	1D P TONA	Monthly	547
Oklo, Inc., Class A	BNP Paribas SA	(147,986)	01/24/28	(0.45)%	1D OBFR01	Monthly	(21,374)
Okta, Inc., Class A	Barclays Bank PLC	(188,172)	02/16/27	(0.15)%	1D OBFR01	Monthly	12,075
Okta, Inc., Class A	BNP Paribas SA	(478,503)	01/28/28	(0.15)%	1D OBFR01	Monthly	(34,764)
Okta, Inc., Class A	Morgan Stanley & Co. International PLC	(383,820)	01/06/27	(0.15)%	1D FEDL01	Monthly	24,629
Okta, Inc., Class A	UBS AG	(7,347,683)	04/18/28	0.00%	1D OBFR01	Monthly	(687,311)
Okta, Inc., Class A	UBS AG	(573,869)	01/14/31	0.00%	1D OBFR01	Monthly	(28,882)
OKUMA Corp.	Barclays Bank PLC	(1,880,502)	05/12/27	(0.15)%	1D P TONA	Monthly	(145,480)
Old Dominion Freight Line, Inc.	Bank of America N.A.	(78,728)	02/15/28	(0.15)%	1D OBFR01	Monthly	3,315
Old Dominion Freight Line, Inc.	BNP Paribas SA	(252,589)	01/28/28	(0.15)%	1D OBFR01	Monthly	(8,912)
Old Dominion Freight Line, Inc.	Goldman Sachs Bank USA	(399,259)	08/18/26	(0.15)%	1D FEDL01	Monthly	13,699
Old National Bancorp	Barclays Bank PLC	(1,533,269)	12/23/26	(0.15)%	1D OBFR01	Monthly	3,192
Old National Bancorp	SG Americas Securities LLC	(19,612,212)	12/08/27	(0.15)%	1D OBFR01	Monthly	(607,346)
Old Republic International Corp.	Morgan Stanley & Co. International PLC	(9,809,841)	01/06/27	(0.15)%	1D FEDL01	Monthly	494,339
Olin Corp.	BNP Paribas SA	(1,584,447)	05/17/27	(0.15)%	1D OBFR01	Monthly	(51,245)
Olympus Corp.	Barclays Bank PLC	(156,131)	01/26/27	0.00%	1D OBFR01	Monthly	730
Olympus Corp.	Barclays Bank PLC	(14,035,033)	09/09/27	(0.20)%	1D P TONA	Monthly	172,859
Olympus Corp.	BNP Paribas SA	(3,290,603)	01/21/28	(0.25)%	1D TONA	Monthly	147,172
Omega Healthcare Investors, Inc.	Morgan Stanley & Co. International PLC	(4,523,775)	01/06/27	(0.15)%	1D FEDL01	Monthly	(196,992)
OmniAb, Inc.	Bank of America N.A.	(59,656)	02/15/28	(0.15)%	1D OBFR01	Monthly	3,628
OmniAb, Inc.	BNP Paribas SA	(78,197)	01/28/28	(0.15)%	1D OBFR01	Monthly	4,755
OmniAb, Inc.	UBS AG	(40,503)	01/14/31	0.00%	1D OBFR01	Monthly	2,463
Omnicell, Inc.	Bank of America N.A.	(41,621)	02/15/28	(0.15)%	1D OBFR01	Monthly	(4,314)
Omnicom Group, Inc.	BNP Paribas SA	(145,616)	01/28/28	0.20%	1D OBFR01	Monthly	539
Omnicom Group, Inc.	UBS AG	(385,513)	01/14/31	0.00%	1D OBFR01	Monthly	3,831
Omron Corp.	Barclays Bank PLC	(309,172)	01/20/27	(0.15)%	1D P TONA	Monthly	(32,066)
Omron Corp.	Barclays Bank PLC	(2,841,133)	05/12/27	(0.15)%	1D P TONA	Monthly	(294,669)
Omron Corp.	Barclays Bank PLC	(9,164,486)	09/09/27	(0.15)%	1D P TONA	Monthly	(932,580)
OMV AG	Bank of America N.A.	(735,367)	02/15/28	0.00%	1D ESTR	Monthly	(27,429)
OMV AG	Barclays Bank PLC	(2,482,121)	02/26/27	(0.10)%	1D ESTR	Monthly	(81,358)
OMV AG	Morgan Stanley & Co. International PLC	(3,760,252)	01/04/27	(0.26)%	1D ESTR	Monthly	(145,850)
On Holding AG, Class A	Goldman Sachs Bank USA	(550,168)	08/18/26	(0.15)%	1D FEDL01	Monthly	9,573
ON Semiconductor Corp.	Bank of America N.A.	(78,804)	02/15/28	0.10%	1D OBFR01	Monthly	(30,877)
ON Semiconductor Corp.	Goldman Sachs Bank USA	(678,133)	08/18/26	(0.15)%	1D FEDL01	Monthly	(16,448)
Ondas Holdings, Inc.	Barclays Bank PLC	(369,271)	02/16/27	(1.00)%	1D OBFR01	Monthly	34,056
Ondas Holdings, Inc.	BNP Paribas SA	(245,798)	01/28/28	0.00%	1D OBFR01	Monthly	(13,696)
ONE Gas, Inc.	Barclays Bank PLC	(4,358,444)	12/23/26	(0.14)%	1D OBFR01	Monthly	(74,452)
One Stop Systems, Inc.	BNP Paribas SA	(59,422)	01/28/28	(0.15)%	1D OBFR01	Monthly	2,055
OneMain Holdings, Inc.	Bank of America N.A.	(3,875,792)	02/15/28	(0.15)%	1D OBFR01	Monthly	(59,976)
ONEOK, Inc.	BNP Paribas SA	(1,505,222)	01/28/28	(0.15)%	1D OBFR01	Monthly	(149,627)
ONEOK, Inc.	SG Americas Securities LLC	(48,294,979)	12/08/27	(0.12)%	1D OBFR01	Monthly	(3,088,095)
ONEOK, Inc.	UBS AG	(84,941)	01/14/31	0.00%	1D OBFR01	Monthly	(8,444)
OneSpaWorld Holdings Ltd.	Barclays Bank PLC	(3,368,861)	12/23/26	(0.15)%	1D OBFR01	Monthly	(224,396)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
OPC Energy Ltd.	Bank of America N.A.	$ (2,188,515)	02/15/28	(1.00)%	SHIR	Monthly	$ (83,950)
OPC Energy Ltd.	Barclays Bank PLC	(2,618,184)	04/07/27	(1.50)%	SHIR	Monthly	(130,510)
OPC Energy Ltd.	BNP Paribas SA	(169,792)	06/17/27	(1.10)%	SHIR	Monthly	(6,513)
OPC Energy Ltd.	Goldman Sachs Bank USA	(331,886)	08/19/26	(2.16)%	SHIR	Monthly	(12,731)
OPC Energy Ltd.	Morgan Stanley & Co. International PLC	(3,641,345)	05/23/28	(0.75)%	SHIR	Monthly	(219,625)
OPC Energy Ltd.	SG Americas Securities LLC	(289,383)	12/08/27	(1.25)%	SHIR	Monthly	(14,684)
OPC Energy Ltd.	UBS AG	(342,163)	06/07/28	0.00%	SHIR	Monthly	(13,125)
Open House Group Co. Ltd.	Bank of America N.A.	(99,226)	02/15/28	(0.25)%	1D P TONA	Monthly	5,061
Open House Group Co. Ltd.	Barclays Bank PLC	(1,900,402)	05/12/27	(0.15)%	1D P TONA	Monthly	46,513
Open Lending Corp.	BNP Paribas SA	(207,608)	01/28/28	(0.15)%	1D OBFR01	Monthly	(9,886)
Open Lending Corp.	UBS AG	(88,439)	01/14/31	0.00%	1D OBFR01	Monthly	(4,211)
Open Text Corp.	Bank of America N.A.	(2,142,616)	02/15/28	(0.20)%	CABROVER	Monthly	65,439
Open Text Corp.	Barclays Bank PLC	(30,129,333)	10/23/26	(0.20)%	CABROVER	Monthly	1,226,808
Open Text Corp.	BNP Paribas SA	(721,687)	01/17/28	(0.20)%	CABROVER	Monthly	22,041
Open Text Corp.	Morgan Stanley & Co. International PLC	(17,351,645)	01/06/27	(0.20)%	CABROVER	Monthly	713,303
OPENLANE, Inc.	Barclays Bank PLC	(1,124,165)	12/23/26	(0.15)%	1D OBFR01	Monthly	8,516
Ora Banda Mining Ltd.	Morgan Stanley & Co. International PLC	(6,990,155)	01/06/27	(1.25)%	1D AONIA	Monthly	1,130,597
Ora Banda Mining Ltd.	UBS AG	(1,759,907)	04/03/28	0.00%	1D AONIA	Monthly	(57,520)
Oracle Corp.	Bank of America N.A.	(7,428,848)	02/15/28	0.10%	1D OBFR01	Monthly	368,358
Oracle Corp.	UBS AG	(45,342,882)	04/18/28	0.00%	1D OBFR01	Monthly	2,875,040
Oracle Corp. Japan	Bank of America N.A.	(3,095,924)	03/15/28	0.00%	1D P TONA	Monthly	263,455
Oracle Corp. Japan	Barclays Bank PLC	(5,409,225)	01/26/27	(0.17)%	1D P TONA	Monthly	506,237
Orange SA	Bank of America N.A.	(9,965,317)	02/15/28	(0.05)%	1D ESTR	Monthly	41,096
Orange SA	Barclays Bank PLC	(3,586)	12/10/26	(0.10)%	1D ESTR	Monthly	(79)
Orange SA	Morgan Stanley & Co. International PLC	(16,746,542)	01/06/27	(0.26)%	1D ESTR	Monthly	(368,050)
Orchid Island Capital, Inc.	Barclays Bank PLC	(7,902,525)	12/23/26	(0.38)%	1D OBFR01	Monthly	(90,964)
Orchid Island Capital, Inc.	Barclays Bank PLC	(304,292)	02/16/27	(0.38)%	1D OBFR01	Monthly	(3,503)
Orchid Island Capital, Inc.	BNP Paribas SA	(6,615,036)	05/17/27	(0.37)%	1D OBFR01	Monthly	296,598
Orchid Island Capital, Inc.	BNP Paribas SA	(347,311)	01/28/28	(0.37)%	1D OBFR01	Monthly	15,572
Orchid Island Capital, Inc.	Morgan Stanley & Co. International PLC	(9,926,998)	01/04/27	(0.34)%	1D FEDL01	Monthly	(114,268)
Orchid Island Capital, Inc.	SG Americas Securities LLC	(5,888,139)	12/08/27	(0.15)%	1D OBFR01	Monthly	123,011
Orchid Island Capital, Inc.	UBS AG	(4,146,484)	04/21/28	0.00%	1D OBFR01	Monthly	185,916
Orchid Island Capital, Inc.	UBS AG	(110,113)	01/14/31	0.00%	1D OBFR01	Monthly	4,937
O’Reilly Automotive, Inc.	Bank of America N.A.	(287,056)	02/15/28	(0.15)%	1D OBFR01	Monthly	(17,108)
O’Reilly Automotive, Inc.	UBS AG	(1,324,253)	01/22/31	0.00%	1D OBFR01	Monthly	(82,058)
Orezone Gold Corp.	Bank of America N.A.	(1,777,319)	02/15/28	(0.20)%	CABROVER	Monthly	356,863
Orezone Gold Corp.	Barclays Bank PLC	(340,430)	02/16/27	(0.20)%	CABROVER	Monthly	34,646
Orezone Gold Corp.	BNP Paribas SA	(100,327)	01/17/28	(0.20)%	CABROVER	Monthly	20,144
Organo Corp.	Bank of America N.A.	(924,959)	02/15/28	0.00%	1D P TONA	Monthly	(24,939)
Organo Corp.	Bank of America N.A.	(2,036,878)	03/15/28	0.00%	1D P TONA	Monthly	(54,918)
Organo Corp.	Barclays Bank PLC	(2,651,103)	01/26/27	(0.20)%	1D P TONA	Monthly	3,515
Organo Corp.	Barclays Bank PLC	(9,521,989)	09/09/27	(0.20)%	1D P TONA	Monthly	2,798
Organo Corp.	BNP Paribas SA	(12,103,191)	09/09/26	(0.25)%	1D TONA	Monthly	(326,326)
Organo Corp.	BNP Paribas SA	(5,736,716)	03/24/27	(0.25)%	1D TONA	Monthly	(154,673)
Organo Corp.	Citibank N.A.	(1,708,297)	02/24/27	(0.20)%	1D P TONA	Monthly	502
Organo Corp.	Citibank N.A.	(2,304,685)	02/24/27	(0.21)%	1D P TONA	Monthly	677
Organo Corp.	UBS AG	(1,515,359)	04/18/28	0.00%	1D P TONA	Monthly	(40,857)
Organo Corp.	UBS AG	(6,592,795)	09/03/29	0.00%	1D P TONA	Monthly	(177,755)
Orient Corp.	Barclays Bank PLC	(1,168,760)	05/12/27	(0.20)%	1D P TONA	Monthly	28,669
Orient Corp.	UBS AG	(142,508)	04/03/28	0.00%	1D P TONA	Monthly	(2,925)
Oriental Land Co. Ltd./Japan	Barclays Bank PLC	(272,708)	01/20/27	(0.20)%	1D P TONA	Monthly	43,144
Oriental Land Co. Ltd./Japan	BNP Paribas SA	(9,137,778)	03/24/27	(0.25)%	1D TONA	Monthly	1,588,597
Oriental Land Co. Ltd./Japan	Citibank N.A.	(18,038,952)	02/24/27	(0.25)%	1D P TONA	Monthly	2,727,720
Oriental Land Co. Ltd./Japan	SG Americas Securities LLC	(26,940,693)	12/08/27	(0.14)%	1D P TONA	Monthly	4,995,754
Oriental Land Co. Ltd./Japan	UBS AG	(1,560,252)	01/20/31	0.00%	1D P TONA	Monthly	189,823
Origin Bancorp, Inc.	UBS AG	(55,928)	01/14/31	0.00%	1D OBFR01	Monthly	(2,457)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Origin Energy Ltd.	Bank of America N.A.	$ (346,695)	02/15/28	(0.15)%	1D AONIA	Monthly	$ 1,267
Origin Energy Ltd.	Bank of America N.A.	(52,455)	02/15/28	(0.15)%	1D AONIA	Monthly	192
Origin Energy Ltd.	Barclays Bank PLC	(53,447)	01/20/27	(0.15)%	1D AONIA	Monthly	1,139
Origin Energy Ltd.	Barclays Bank PLC	(4,463,369)	01/27/27	(0.15)%	1D AONIA	Monthly	95,153
Orion OYJ, Class B	Barclays Bank PLC	(22,331)	12/10/26	(0.26)%	1D ESTR	Monthly	(47)
Orion OYJ, Class B	SG Americas Securities LLC	(2,482,681)	12/08/27	(0.22)%	1D ESTR	Monthly	95,709
Orion OYJ, Class B	SG Americas Securities LLC	(6,734,100)	12/08/27	(0.11)%	1D ESTR	Monthly	254,795
Orion OYJ, Class B	UBS AG	(27,849)	04/18/28	0.00%	1D ESTR	Monthly	(831)
ORIX Corp.	Citibank N.A.	(15,383,377)	02/24/27	(0.15)%	1D P TONA	Monthly	(1,168,885)
ORIX Corp.	UBS AG	(4,777,259)	09/03/29	0.00%	1D P TONA	Monthly	(224,095)
Orkla ASA	Bank of America N.A.	(1,043,745)	02/15/28	0.00%	NOWA	Monthly	42,013
Orkla ASA	BNP Paribas SA	(7,463,230)	03/18/27	(0.25)%	NOWA	Monthly	455,587
Orkla ASA	Citibank N.A.	(14,925,330)	03/05/27	(0.26)%	NOWA	Monthly	573,141
Orkla ASA	UBS AG	(419,158)	09/03/29	0.00%	NOWA	Monthly	(4,799)
Orkla ASA	UBS AG	(132,447)	01/20/31	0.00%	NOWA	Monthly	2,632
Orla Mining Ltd.	BNP Paribas SA	(6,852,165)	08/17/26	(0.20)%	CABROVER	Monthly	1,358,087
Orla Mining Ltd.	BNP Paribas SA	(4,951,089)	05/17/27	(0.20)%	CABROVER	Monthly	981,297
Orla Mining Ltd.	BNP Paribas SA	(866,614)	01/17/28	(0.20)%	CABROVER	Monthly	115,302
Orla Mining Ltd.	BNP Paribas SA	(682,401)	01/24/28	(0.20)%	CABROVER	Monthly	135,251
Ormat Technologies, Inc.	Bank of America N.A.	(66,237)	02/15/28	(0.15)%	1D OBFR01	Monthly	(634)
Ormat Technologies, Inc.	Barclays Bank PLC	(956,687)	02/16/27	(0.15)%	1D OBFR01	Monthly	(70,634)
Orora Ltd.	Barclays Bank PLC	(65,566)	01/20/27	(0.15)%	1D AONIA	Monthly	4,977
Orsted A/S	BNP Paribas SA	(2,383,552)	01/31/28	(0.25)%	DESTR	Monthly	(53,529)
Orsted A/S	UBS AG	(2,528,084)	01/22/31	0.00%	DESTR	Monthly	(95,292)
Osaka Gas Co. Ltd.	Bank of America N.A.	(1,910,389)	02/15/28	(0.15)%	1D P TONA	Monthly	178,399
Osaka Gas Co. Ltd.	Barclays Bank PLC	(6,026,354)	01/26/27	(0.15)%	1D P TONA	Monthly	212,328
Osaka Gas Co. Ltd.	Barclays Bank PLC	(10,276,088)	05/12/27	(0.15)%	1D P TONA	Monthly	362,060
Osaka Gas Co. Ltd.	Barclays Bank PLC	(3,780,438)	09/09/27	(0.15)%	1D P TONA	Monthly	133,197
Osaka Gas Co. Ltd.	BNP Paribas SA	(3,281,748)	01/21/28	(0.15)%	1D TONA	Monthly	306,461
Osaka Gas Co. Ltd.	JPMorgan Chase Bank N.A.	(1,565,505)	02/10/27	(0.15)%	1D P TONA	Monthly	210,816
Osaka Soda Co. Ltd.	Barclays Bank PLC	(2,610,817)	05/12/27	(0.20)%	1D P TONA	Monthly	(31,651)
OSG Corp.	Barclays Bank PLC	(5,055,862)	05/12/27	(0.20)%	1D P TONA	Monthly	(373,329)
Oshkosh Corp.	BNP Paribas SA	(1,034,469)	01/24/28	(0.15)%	1D OBFR01	Monthly	(118,712)
Otsuka Corp.	Barclays Bank PLC	(5,163,969)	01/20/27	(0.15)%	1D P TONA	Monthly	331,747
Otsuka Holdings Co. Ltd.	Barclays Bank PLC	(10,220,609)	05/12/27	(0.15)%	1D P TONA	Monthly	(602,391)
Otsuka Holdings Co. Ltd.	Citibank N.A.	(2,388,250)	02/24/27	(0.15)%	1D P TONA	Monthly	(140,761)
Otsuka Holdings Co. Ltd.	UBS AG	(60,621)	01/06/31	0.00%	1D P TONA	Monthly	(4,973)
Ouster, Inc.	SG Americas Securities LLC	(2,012,568)	12/08/27	(0.15)%	1D OBFR01	Monthly	(665,558)
Outdoor Holding Co.	Bank of America N.A.	(163,955)	02/15/28	(0.45)%	1D OBFR01	Monthly	6,216
Outdoor Holding Co.	Barclays Bank PLC	(60,362)	02/16/27	(0.15)%	1D OBFR01	Monthly	589
Outdoor Holding Co.	BNP Paribas SA	(51,393)	01/28/28	(0.15)%	1D OBFR01	Monthly	1,949
Outfront Media, Inc.	Morgan Stanley & Co. International PLC	(4,765,329)	01/04/27	(0.15)%	1D FEDL01	Monthly	(126,864)
Outfront Media, Inc.	UBS AG	(13,327,258)	04/21/28	0.00%	1D OBFR01	Monthly	(816,048)
Oversea-Chinese Banking Corp. Ltd.	Bank of America N.A.	(11,454,381)	02/15/28	(0.30)%	SORA	Monthly	461,025
Oversea-Chinese Banking Corp. Ltd.	BNP Paribas SA	(22,033,228)	09/07/26	(0.30)%	SORA	Monthly	879,816
Oversea-Chinese Banking Corp. Ltd.	BNP Paribas SA	(41,152,108)	03/22/27	(0.30)%	SORA	Monthly	1,164,034
Oversea-Chinese Banking Corp. Ltd.	Goldman Sachs Bank USA	(11,542,212)	08/19/26	(0.30)%	SORA	Monthly	(120,545)
Oversea-Chinese Banking Corp. Ltd.	Morgan Stanley & Co. International PLC	(2,081,407)	01/06/27	(0.30)%	SORA	Monthly	(23,410)
Oversea-Chinese Banking Corp. Ltd.	Morgan Stanley & Co. International PLC	(68,772,905)	01/07/27	(0.30)%	SORA	Monthly	1,574,032
Oversea-Chinese Banking Corp. Ltd.	SG Americas Securities LLC	(24,074,276)	12/08/27	(0.30)%	SORA	Monthly	414,062
OVH Groupe SA	UBS AG	(83,909)	01/03/31	0.00%	1D ESTR	Monthly	(5,268)
Owens Corning	UBS AG	(1,630,334)	01/22/31	0.00%	1D OBFR01	Monthly	(9,718)
Oxford Instruments PLC	Goldman Sachs Bank USA	(112,129)	08/19/26	(0.25)%	1D SONIA	Monthly	(5,803)
Oxford Instruments PLC	UBS AG	(109,297)	04/24/28	0.00%	1D SONIA	Monthly	(1,016)
Oxford Nanopore Technologies PLC	Barclays Bank PLC	(272,047)	12/10/26	(2.27)%	1D SONIA	Monthly	19,247
Oxford Nanopore Technologies PLC	Morgan Stanley & Co. International PLC	(146,287)	01/04/27	(1.31)%	1D SONIA	Monthly	10,350
Oxford Nanopore Technologies PLC	SG Americas Securities LLC	(1,603,046)	12/08/27	(0.25)%	1D SONIA	Monthly	31,452
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
PACCAR, Inc.	BNP Paribas SA	$ (38,885,662)	01/24/28	(0.15)%	1D OBFR01	Monthly	$ 1,462,830
PACCAR, Inc.	Morgan Stanley & Co. International PLC	(6,985,679)	01/06/27	(0.15)%	1D FEDL01	Monthly	366,499
Packaging Corp. of America	Barclays Bank PLC	(1,315,383)	02/16/27	(0.10)%	1D OBFR01	Monthly	(52,618)
Packaging Corp. of America	BNP Paribas SA	(28,739,163)	05/17/27	0.20%	1D OBFR01	Monthly	(791,645)
Packaging Corp. of America	BNP Paribas SA	(3,367,994)	01/28/28	0.20%	1D OBFR01	Monthly	(103,771)
Packaging Corp. of America	Morgan Stanley & Co. International PLC	(5,026,738)	01/06/27	(0.15)%	1D FEDL01	Monthly	(201,079)
Packaging Corp. of America	UBS AG	(452,862)	01/14/31	0.00%	1D OBFR01	Monthly	(13,953)
Pagaya Technologies Ltd., Class A	Citibank N.A.	(98,707)	06/25/26	(0.15)%	1D OBFR01	Monthly	4,283
Pagegroup PLC	Barclays Bank PLC	(130,184)	02/19/27	(0.25)%	1D SONIA	Monthly	97
Pagegroup PLC	BNP Paribas SA	(342,727)	01/13/28	(0.25)%	1D SONIA	Monthly	5,796
PagerDuty, Inc.	Barclays Bank PLC	(7,924,128)	12/23/26	(0.15)%	1D OBFR01	Monthly	70,857
Paladin Energy Ltd.	Bank of America N.A.	(289,839)	02/15/28	0.00%	1D AONIA	Monthly	7,211
Paladin Energy Ltd.	Barclays Bank PLC	(324,512)	01/20/27	(0.25)%	1D AONIA	Monthly	22,054
Paladin Energy Ltd.	Citibank N.A.	(683,526)	02/24/27	(0.30)%	1D AONIA	Monthly	54,610
Paladin Energy Ltd.	Morgan Stanley & Co. International PLC	(3,493,441)	01/06/27	(0.30)%	1D AONIA	Monthly	279,108
Paladin Energy Ltd.	Morgan Stanley & Co. International PLC	(284,733)	01/07/27	(0.30)%	1D AONIA	Monthly	22,873
Paladin Energy Ltd.	SG Americas Securities LLC	(958,768)	12/08/27	(0.53)%	1D AONIA	Monthly	46,841
Palantir Technologies, Inc., Class A	Barclays Bank PLC	(6,646,985)	12/23/26	(0.13)%	1D OBFR01	Monthly	505,139
Palo Alto Networks, Inc.	SG Americas Securities LLC	(37,530,514)	12/08/27	0.10%	1D OBFR01	Monthly	(1,576,489)
PALTAC Corp.	Barclays Bank PLC	(143,412)	01/20/27	(0.15)%	1D P TONA	Monthly	(1,324)
Pan African Resources PLC	BNP Paribas SA	(8,562,244)	08/17/26	(0.25)%	1D SONIA	Monthly	940,310
Pan African Resources PLC	BNP Paribas SA	(125,317)	01/13/28	(0.25)%	1D SONIA	Monthly	14,390
Pan African Resources PLC	Morgan Stanley & Co. International PLC	(6,251,256)	01/27/27	(0.25)%	1D SONIA	Monthly	562,919
Pan Pacific International Holdings Corp.	Bank of America N.A.	(408,920)	03/15/28	(0.15)%	1D P TONA	Monthly	26,570
Pan Pacific International Holdings Corp.	Barclays Bank PLC	(192,120)	01/26/27	(0.20)%	1D P TONA	Monthly	3,208
Pan Pacific International Holdings Corp.	UBS AG	(667,593)	01/20/31	0.00%	1D P TONA	Monthly	52,780
Panasonic Holdings Corp.	Barclays Bank PLC	(236,428)	01/20/27	(0.20)%	1D P TONA	Monthly	(17,224)
Panasonic Holdings Corp.	Barclays Bank PLC	(2,061,119)	05/12/27	(0.20)%	1D P TONA	Monthly	(150,154)
Panasonic Holdings Corp.	Barclays Bank PLC	(11,203,641)	09/09/27	(0.20)%	1D P TONA	Monthly	(816,191)
Panasonic Holdings Corp.	Citibank N.A.	(13,784,483)	02/24/27	(0.25)%	1D P TONA	Monthly	(1,021,429)
Panasonic Holdings Corp.	Goldman Sachs Bank USA	(16,416,904)	08/19/26	0.20%	1D P TONA	Monthly	(127,200)
Pandora A/S	Bank of America N.A.	(1,856,664)	02/15/28	(0.26)%	1W CIBOR	Monthly	92,766
Pandora A/S	Barclays Bank PLC	(2,931,755)	03/01/27	(0.26)%	DESTR	Monthly	92,959
Pandora A/S	BNP Paribas SA	(4,542,268)	01/14/28	(0.25)%	DESTR	Monthly	171,601
Pandora A/S	BNP Paribas SA	(506,372)	01/31/28	(0.25)%	DESTR	Monthly	13,099
Pandora A/S	Goldman Sachs Bank USA	(47,261)	08/19/26	(0.26)%	DESTR	Monthly	232
Pandox AB, Class B	Morgan Stanley & Co. International PLC	(5,771,934)	01/04/27	(0.26)%	1D STIBOR	Monthly	647,376
Pantoro Gold Ltd.	Barclays Bank PLC	(1,492,209)	01/20/27	(0.23)%	1D AONIA	Monthly	133,863
Pantoro Gold Ltd.	Barclays Bank PLC	(681,298)	05/12/27	(0.23)%	1D AONIA	Monthly	79,555
Pantoro Gold Ltd.	JPMorgan Chase Bank N.A.	(470,255)	02/10/27	(0.25)%	1D AONIA	Monthly	70,845
Pantoro Gold Ltd.	Morgan Stanley & Co. International PLC	(78,095)	01/06/27	(1.00)%	1D AONIA	Monthly	9,119
Pantoro Gold Ltd.	UBS AG	(803,469)	04/03/28	0.00%	1D AONIA	Monthly	117,536
Papa John’s International, Inc.	SG Americas Securities LLC	(14,029,565)	12/08/27	(0.15)%	1D OBFR01	Monthly	(323,208)
Papa John’s International, Inc.	UBS AG	(57,848)	01/14/31	0.00%	1D OBFR01	Monthly	1,175
Par Pacific Holdings, Inc.	Barclays Bank PLC	(128,813)	02/16/27	(0.10)%	1D OBFR01	Monthly	(1,148)
PAR Technology Corp.	SG Americas Securities LLC	(1,192,909)	12/08/27	(0.15)%	1D OBFR01	Monthly	(71,499)
Paramount Resources Ltd., Class A	Morgan Stanley & Co. International PLC	(3,316,196)	01/04/27	(0.20)%	CABROVER	Monthly	(361,288)
Park24 Co. Ltd.	Bank of America N.A.	(3,146,674)	02/15/28	0.00%	1D P TONA	Monthly	177,404
Park24 Co. Ltd.	Barclays Bank PLC	(107,176)	01/20/27	(0.19)%	1D P TONA	Monthly	7,221
Park24 Co. Ltd.	Barclays Bank PLC	(4,824,199)	05/12/27	(0.19)%	1D P TONA	Monthly	325,019

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Park24 Co. Ltd.	JPMorgan Chase Bank N.A.	$ (2,004,898)	02/10/27	(0.15)%	1D P TONA	Monthly	$ 176,298
Parkway Life Real Estate Investment Trust	BNP Paribas SA	(126,494)	03/22/27	(0.30)%	SORA	Monthly	562
Partners Group Holding AG	Bank of America N.A.	(1,407,234)	02/15/28	(0.26)%	SSARON	Monthly	99,329
Partners Group Holding AG	Barclays Bank PLC	(132,870)	02/19/27	(0.26)%	SSARON	Monthly	13,278
Partners Group Holding AG	BNP Paribas SA	(79,211)	01/19/28	0.00%	1D OBFR01	Monthly	(155)
Partners Group Holding AG	Morgan Stanley & Co. International PLC	(23,640,424)	01/04/27	(0.26)%	SSARON	Monthly	2,169,261
Partners Group Holding AG	SG Americas Securities LLC	(13,956,440)	12/08/27	(0.26)%	SSARON	Monthly	291,391
Pasona Group, Inc.	Barclays Bank PLC	(59,549)	01/20/27	(0.20)%	1D P TONA	Monthly	4,319
Pasona Group, Inc.	Barclays Bank PLC	(1,262,688)	05/12/27	(0.20)%	1D P TONA	Monthly	82,018
Pasona Group, Inc.	BNP Paribas SA	(130,935)	03/24/27	(0.25)%	1D TONA	Monthly	4,844
Pasona Group, Inc.	Goldman Sachs Bank USA	(632,467)	08/19/26	(0.25)%	1D P TONA	Monthly	7,223
Pasona Group, Inc.	Morgan Stanley & Co. International PLC	(836,048)	01/06/27	(0.50)%	1D P TONA	Monthly	38,862
Pasona Group, Inc.	SG Americas Securities LLC	(60,253)	12/08/27	(0.25)%	1D P TONA	Monthly	11,275
Patrick Industries, Inc.	SG Americas Securities LLC	(10,382,014)	12/08/27	(0.14)%	1D OBFR01	Monthly	2,408,380
Pattern Group, Inc.	BNP Paribas SA	(52,055)	01/28/28	(0.93)%	1D OBFR01	Monthly	384
Paychex, Inc.	Bank of America N.A.	(178,073)	02/15/28	(0.15)%	1D OBFR01	Monthly	1,520
Paychex, Inc.	SG Americas Securities LLC	(42,247,633)	12/08/27	(0.14)%	1D OBFR01	Monthly	(951,850)
Paychex, Inc.	UBS AG	(70,866,285)	04/18/28	0.00%	1D OBFR01	Monthly	(1,860,770)
Paychex, Inc.	UBS AG	(741,937)	01/14/31	0.00%	1D OBFR01	Monthly	(19,481)
Paymentus Holdings, Inc., Class A	Barclays Bank PLC	(4,014,709)	12/23/26	(0.15)%	1D OBFR01	Monthly	130,177
Paymentus Holdings, Inc., Class A	BNP Paribas SA	(1,157,369)	01/28/28	(0.15)%	1D OBFR01	Monthly	(37,926)
Paymentus Holdings, Inc., Class A	UBS AG	(42,446)	01/14/31	0.00%	1D OBFR01	Monthly	(77)
Payoneer Global, Inc.	Morgan Stanley & Co. International PLC	(367,468)	01/04/27	(0.15)%	1D FEDL01	Monthly	15,547
PayPal Holdings, Inc.	UBS AG	(85,528)	01/14/31	0.00%	1D OBFR01	Monthly	1,242
Paysafe Ltd.	BNP Paribas SA	(1,538,116)	05/17/27	(0.15)%	1D OBFR01	Monthly	(99,642)
PBF Energy, Inc., Class A	BNP Paribas SA	(115,065)	01/28/28	(0.10)%	1D OBFR01	Monthly	(8,034)
PDF Solutions, Inc.	BNP Paribas SA	(529,573)	05/17/27	(0.15)%	1D OBFR01	Monthly	(12,266)
Peabody Energy Corp.	BNP Paribas SA	(102,445)	05/17/27	0.00%	1D OBFR01	Monthly	(10)
Pearson PLC	BNP Paribas SA	(4,295,342)	01/19/28	(0.25)%	1D SONIA	Monthly	(68,027)
Pebblebrook Hotel Trust	BNP Paribas SA	(99,472)	05/17/27	(0.15)%	1D OBFR01	Monthly	(3,009)
Pebblebrook Hotel Trust	UBS AG	(53,256)	01/14/31	0.00%	1D OBFR01	Monthly	(190)
Pembina Pipeline Corp.	Bank of America N.A.	(129,025)	02/15/28	(0.20)%	CABROVER	Monthly	(8,435)
Pembina Pipeline Corp.	Barclays Bank PLC	(111,840)	02/16/27	(0.15)%	CABROVER	Monthly	(9,374)
Pembina Pipeline Corp.	BNP Paribas SA	(180,145)	01/17/28	(0.20)%	CABROVER	Monthly	(11,777)
Pennon Group PLC	Barclays Bank PLC	(14,574,289)	12/10/26	(0.23)%	1D SONIA	Monthly	(622,242)
Pennon Group PLC	SG Americas Securities LLC	(11,213,692)	12/08/27	(0.25)%	1D SONIA	Monthly	141,053
PennyMac Financial Services, Inc., Class A	Barclays Bank PLC	(13,425,169)	12/23/26	(0.14)%	1D OBFR01	Monthly	25,230
PennyMac Financial Services, Inc., Class A	UBS AG	(600,750)	01/22/31	0.00%	1D OBFR01	Monthly	12,420
PennyMac Mortgage Investment Trust	Barclays Bank PLC	(1,151,948)	12/23/26	(0.15)%	1D OBFR01	Monthly	(30,085)
PennyMac Mortgage Investment Trust	SG Americas Securities LLC	(705,324)	12/08/27	(0.15)%	1D OBFR01	Monthly	(10,580)
Pentair PLC	Bank of America N.A.	(1,141,129)	02/15/28	(0.15)%	1D OBFR01	Monthly	98,678
Pentair PLC	BNP Paribas SA	(6,773,618)	01/28/28	(0.15)%	1D OBFR01	Monthly	585,744
Pentair PLC	UBS AG	(4,212,533)	01/14/31	0.00%	1D OBFR01	Monthly	423,925
PeptiDream, Inc.	Barclays Bank PLC	(294,442)	01/20/27	(0.18)%	1D P TONA	Monthly	(3,366)
Perella Weinberg Partners, Class A	Barclays Bank PLC	(190,343)	02/16/27	(0.15)%	1D OBFR01	Monthly	(12,203)
Perella Weinberg Partners, Class A	BNP Paribas SA	(655,086)	01/28/28	(0.15)%	1D OBFR01	Monthly	(33,617)
Perella Weinberg Partners, Class A	Morgan Stanley & Co. International PLC	(3,063,731)	01/04/27	(0.15)%	1D FEDL01	Monthly	(196,411)
Perella Weinberg Partners, Class A	UBS AG	(56,216)	01/14/31	0.00%	1D OBFR01	Monthly	(2,885)
Performance Food Group Co.	Barclays Bank PLC	(2,338,259)	02/23/27	(0.13)%	1D OBFR01	Monthly	23,455
Perimeter Solutions, Inc.	BNP Paribas SA	(110,270)	05/17/27	0.00%	1D OBFR01	Monthly	(22)
Permian Resources Corp., Class A	Barclays Bank PLC	(8,671,702)	12/23/26	(0.15)%	1D OBFR01	Monthly	(554,784)
Pernod Ricard SA	Citibank N.A.	(2,735,699)	06/25/26	(0.26)%	1D ESTR	Monthly	103,774
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Perpetua Resources Corp.	BNP Paribas SA	$ (88,456)	01/28/28	(0.15)%	1D OBFR01	Monthly	$ 11,120
Perpetua Resources Corp.	UBS AG	(66,241)	01/14/31	0.00%	1D OBFR01	Monthly	(78)
Perpetual Ltd.	Barclays Bank PLC	(114,756)	01/20/27	(0.25)%	1D AONIA	Monthly	(2,923)
Persimmon PLC	Bank of America N.A.	(151,263)	02/15/28	(0.25)%	1D SONIA	Monthly	11,942
Persimmon PLC	BNP Paribas SA	(177,282)	01/13/28	(0.10)%	1D SONIA	Monthly	13,996
Persimmon PLC	SG Americas Securities LLC	(10,394,980)	12/08/27	(0.14)%	1D SONIA	Monthly	1,020,292
Personalis, Inc.	Morgan Stanley & Co. International PLC	(76,774)	01/04/27	(0.24)%	1D FEDL01	Monthly	9,612
Pets at Home Group PLC	Barclays Bank PLC	(2,132,882)	12/10/26	(0.25)%	1D SONIA	Monthly	128,084
PEXA Group Ltd.	Bank of America N.A.	(182,923)	02/15/28	(0.30)%	1D AONIA	Monthly	(6,155)
PEXA Group Ltd.	Barclays Bank PLC	(3,331,359)	05/12/27	(0.25)%	1D AONIA	Monthly	(53,868)
PEXA Group Ltd.	BNP Paribas SA	(171,718)	03/22/27	(0.25)%	1D AONIA	Monthly	(2,795)
PEXA Group Ltd.	Goldman Sachs Bank USA	(229,698)	08/19/26	(0.30)%	1D AONIA	Monthly	(7,729)
PEXA Group Ltd.	JPMorgan Chase Bank N.A.	(657,507)	02/10/27	(0.25)%	1D AONIA	Monthly	(12,250)
PEXA Group Ltd.	Morgan Stanley & Co. International PLC	(188,868)	01/06/27	(0.30)%	1D AONIA	Monthly	(3,054)
Peyto Exploration & Development Corp.	Goldman Sachs Bank USA	(20,602,443)	08/18/26	(0.20)%	1D CORRA	Monthly	(679,112)
Peyto Exploration & Development Corp.	Morgan Stanley & Co. International PLC	(13,429,375)	01/04/27	(0.20)%	CABROVER	Monthly	(945,030)
Peyto Exploration & Development Corp.	Morgan Stanley & Co. International PLC	(5,297,091)	01/06/27	(0.20)%	CABROVER	Monthly	(372,758)
Pfisterer Holding SE	UBS AG	(128,115)	04/24/28	0.00%	1D ESTR	Monthly	(17,130)
Philip Morris International, Inc.	Bank of America N.A.	(111,605)	02/15/28	(0.15)%	1D OBFR01	Monthly	(5,595)
Philip Morris International, Inc.	Barclays Bank PLC	(10,817,753)	02/23/27	(0.10)%	1D OBFR01	Monthly	(73,896)
Philip Morris International, Inc.	Morgan Stanley & Co. International PLC	(10,507,556)	01/06/27	(0.15)%	1D FEDL01	Monthly	(71,781)
Philip Morris International, Inc.	SG Americas Securities LLC	(55,896,999)	12/08/27	(0.04)%	1D OBFR01	Monthly	(1,545,050)
Phillips 66	Bank of America N.A.	(2,776,973)	02/15/28	(0.15)%	1D OBFR01	Monthly	(286,134)
Phillips Edison & Co., Inc.	Morgan Stanley & Co. International PLC	(8,484,387)	01/04/27	(0.15)%	1D FEDL01	Monthly	(419,671)
Phoenix Group Holdings PLC	Barclays Bank PLC	(4,293,580)	02/26/27	(0.10)%	1D SONIA	Monthly	80,329
Phoenix Group Holdings PLC	Morgan Stanley & Co. International PLC	(2,170,586)	01/04/27	(0.25)%	1D SONIA	Monthly	51,405
Phoenix Group Holdings PLC	UBS AG	(4,671,689)	01/20/31	0.00%	1D SONIA	Monthly	(144,464)
Phoenix Holdings Ltd.	Citibank N.A.	(805,892)	07/13/26	(0.55)%	SHIR	Monthly	836
Phoenix Holdings Ltd.	UBS AG	(587,635)	04/18/28	0.00%	SHIR	Monthly	8,933
Phoenix Holdings Ltd.	UBS AG	(4,410,865)	11/04/30	0.00%	SHIR	Monthly	55,559
Pilgrim’s Pride Corp.	Barclays Bank PLC	(187,099)	02/16/27	(0.15)%	1D OBFR01	Monthly	(909)
Pilgrim’s Pride Corp.	BNP Paribas SA	(63,564)	01/28/28	(0.10)%	1D OBFR01	Monthly	(21)
Pilot Corp.	Barclays Bank PLC	(3,067,643)	05/12/27	(0.20)%	1D P TONA	Monthly	26,486
Pilot Corp.	Morgan Stanley & Co. International PLC	(1,692,281)	01/06/27	(0.25)%	1D P TONA	Monthly	14,611
Pinnacle Financial Partners, Inc.	Bank of America N.A.	(1,618,226)	02/15/28	(0.15)%	1D OBFR01	Monthly	(85,224)
Pinnacle Financial Partners, Inc.	Barclays Bank PLC	(16,598,280)	12/23/26	(0.13)%	1D OBFR01	Monthly	(482,128)
Pinnacle Financial Partners, Inc.	Barclays Bank PLC	(1,456,053)	02/16/27	(0.13)%	1D OBFR01	Monthly	(48,824)
Pinnacle Financial Partners, Inc.	BNP Paribas SA	(352,369)	01/28/28	(0.15)%	1D OBFR01	Monthly	(18,558)
Pinnacle Financial Partners, Inc.	UBS AG	(4,291,279)	01/14/31	0.00%	1D OBFR01	Monthly	(182,590)
Pinnacle Investment Management Group Ltd.	Barclays Bank PLC	(864,079)	05/12/27	(0.51)%	1D AONIA	Monthly	73,600
Pinnacle Investment Management Group Ltd.	BNP Paribas SA	(111,000)	03/22/27	(1.00)%	1D AONIA	Monthly	1,603
Pinnacle Investment Management Group Ltd.	Morgan Stanley & Co. International PLC	(187,467)	01/06/27	(3.88)%	1D AONIA	Monthly	15,968
Pinnacle Investment Management Group Ltd.	SG Americas Securities LLC	(6,110)	12/08/27	(0.30)%	1D AONIA	Monthly	17
Pinnacle West Capital Corp.	Bank of America N.A.	(392,890)	02/15/28	(0.15)%	1D OBFR01	Monthly	(10,374)
Pinnacle West Capital Corp.	BNP Paribas SA	(2,702,406)	01/28/28	(0.15)%	1D OBFR01	Monthly	(24,185)
Pinnacle West Capital Corp.	UBS AG	(388,790)	01/14/31	0.00%	1D OBFR01	Monthly	(3,479)
Pinterest, Inc., Class A	Bank of America N.A.	(302,732)	02/15/28	(0.15)%	1D OBFR01	Monthly	9,110
Pinterest, Inc., Class A	Barclays Bank PLC	(120,648)	02/16/27	(0.15)%	1D OBFR01	Monthly	5,617

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Pinterest, Inc., Class A	BNP Paribas SA	$ (1,046,993)	01/28/28	(0.15)%	1D OBFR01	Monthly	$ 37,138
Pinterest, Inc., Class A	UBS AG	(303,705)	01/14/31	0.00%	1D OBFR01	Monthly	9,140
Pirelli & C SpA	Barclays Bank PLC	(192,555)	12/10/26	(0.26)%	1D ESTR	Monthly	(385)
Pirelli & C SpA	Morgan Stanley & Co. International PLC	(11,061,956)	01/04/27	(0.26)%	1D ESTR	Monthly	135,858
Pitney Bowes, Inc.	Morgan Stanley & Co. International PLC	(15,794,799)	01/04/27	(0.15)%	1D FEDL01	Monthly	(249,064)
Planet Labs PBC, Class A	UBS AG	(351,272)	01/14/31	0.00%	1D OBFR01	Monthly	(16,950)
Planet Labs PBC, Class A	UBS AG	(130,414)	01/22/31	0.00%	1D OBFR01	Monthly	(9,702)
Playtech PLC	Morgan Stanley & Co. International PLC	(1,574,860)	01/04/27	(0.25)%	1D SONIA	Monthly	130,898
Plus Alpha Consulting Co. Ltd.	Barclays Bank PLC	(7,315,707)	05/12/27	(0.20)%	1D P TONA	Monthly	(102,391)
Plus Alpha Consulting Co. Ltd.	UBS AG	(411,858)	01/06/31	0.00%	1D P TONA	Monthly	(13,553)
Pola Orbis Holdings, Inc.	Barclays Bank PLC	(100,437)	01/20/27	(0.20)%	1D P TONA	Monthly	502
Pola Orbis Holdings, Inc.	Barclays Bank PLC	(476,923)	05/12/27	(0.20)%	1D P TONA	Monthly	374
PolyNovo Ltd.	Bank of America N.A.	(27,196)	02/15/28	(1.20)%	1D AONIA	Monthly	312
PolyNovo Ltd.	Barclays Bank PLC	(362,702)	01/20/27	(1.25)%	1D AONIA	Monthly	624
Popular, Inc.	UBS AG	(1,236,424)	01/22/31	0.00%	1D OBFR01	Monthly	(45,891)
Porsche Automobil Holding SE	Bank of America N.A.	(2,279,320)	02/15/28	(0.26)%	1D ESTR	Monthly	122,277
Porsche Automobil Holding SE	Bank of America N.A.	(160,139)	02/15/28	0.00%	1D ESTR	Monthly	8,591
Porsche Automobil Holding SE	Barclays Bank PLC	(219,196)	12/10/26	(0.26)%	1D ESTR	Monthly	(176)
Porsche Automobil Holding SE	Barclays Bank PLC	(1,053,589)	08/18/27	(0.26)%	1D ESTR	Monthly	(844)
Porsche Automobil Holding SE	BNP Paribas SA	(142,991)	01/13/28	(0.10)%	1D ESTR	Monthly	7,671
Porsche Automobil Holding SE	Morgan Stanley & Co. International PLC	(30,386,574)	01/06/27	(0.26)%	1D ESTR	Monthly	1,020,597
Porsche Automobil Holding SE	SG Americas Securities LLC	(17,687,207)	12/08/27	(0.26)%	1D ESTR	Monthly	772,348
Porsche Automobil Holding SE	UBS AG	(4,786,720)	04/18/28	0.00%	1D ESTR	Monthly	44,697
Porsche Automobil Holding SE	UBS AG	(13,984,456)	09/03/29	0.00%	1D ESTR	Monthly	676,482
Portland General Electric Co.	UBS AG	(1,585,880)	01/14/31	0.00%	1D OBFR01	Monthly	16,919
Poste Italiane SpA	BNP Paribas SA	(212,174)	01/13/28	(0.26)%	1D ESTR	Monthly	(3,496)
PostNL NV	UBS AG	(108,520)	04/24/28	0.00%	1D ESTR	Monthly	15,497
PostNL NV	UBS AG	(74,759)	01/03/31	0.00%	1D ESTR	Monthly	10,676
Powell Industries, Inc.	BNP Paribas SA	(1,187,913)	01/28/28	(0.15)%	1D OBFR01	Monthly	(198,160)
Powell Industries, Inc.	SG Americas Securities LLC	(6,899,663)	12/08/27	(0.13)%	1D OBFR01	Monthly	(1,695,984)
Powell Industries, Inc.	UBS AG	(47,230)	01/14/31	0.00%	1D OBFR01	Monthly	(7,115)
Powell Industries, Inc.	UBS AG	(148,396)	01/22/31	0.00%	1D OBFR01	Monthly	(18,798)
Power Assets Holdings Ltd.	Bank of America N.A.	(4,436,432)	02/15/28	(0.15)%	HONIA	Monthly	(71,620)
Power Assets Holdings Ltd.	Barclays Bank PLC	(2,080,370)	01/26/27	(0.15)%	HONIA	Monthly	(26,968)
Power Assets Holdings Ltd.	Barclays Bank PLC	(1,293,093)	09/09/27	(0.15)%	HONIA	Monthly	(16,763)
Power Assets Holdings Ltd.	BNP Paribas SA	(2,541,494)	09/09/26	(0.30)%	HONIA	Monthly	(41,029)
Power Corp. of Canada	BNP Paribas SA	(4,012,164)	01/24/28	(0.20)%	CABROVER	Monthly	(112,263)
Power Integrations, Inc.	UBS AG	(4,717,370)	04/21/28	0.00%	1D OBFR01	Monthly	(1,406,848)
Power Solutions International, Inc.	Bank of America N.A.	(416)	02/15/28	(0.15)%	1D OBFR01	Monthly	49
Power Solutions International, Inc.	Barclays Bank PLC	(538,072)	12/23/26	(0.15)%	1D OBFR01	Monthly	71,123
Power Solutions International, Inc.	BNP Paribas SA	(158,030)	05/17/27	(0.15)%	1D OBFR01	Monthly	18,744
Power Solutions International, Inc.	Citibank N.A.	(760)	06/25/26	(2.68)%	1D OBFR01	Monthly	100
Power Solutions International, Inc.	Morgan Stanley & Co. International PLC	(231,676)	01/04/27	(0.15)%	1D FEDL01	Monthly	30,623
Power Solutions International, Inc.	SG Americas Securities LLC	(158,791)	12/08/27	(0.15)%	1D OBFR01	Monthly	(9,291)
Power Solutions International, Inc.	UBS AG	(727,471)	04/21/28	0.00%	1D OBFR01	Monthly	86,285
PPG Industries, Inc.	Bank of America N.A.	(142,531)	02/15/28	(0.15)%	1D OBFR01	Monthly	3,108
PPG Industries, Inc.	BNP Paribas SA	(48,366)	01/28/28	(0.15)%	1D OBFR01	Monthly	(350)
PPG Industries, Inc.	UBS AG	(134,758)	01/14/31	0.00%	1D OBFR01	Monthly	(976)
Predictive Discovery Ltd.	Bank of America N.A.	(271,781)	02/15/28	(1.50)%	1D AONIA	Monthly	(1,592)
Predictive Discovery Ltd.	Barclays Bank PLC	(233,349)	01/20/27	(2.00)%	1D AONIA	Monthly	7,147
Premier Foods PLC	Barclays Bank PLC	(447,762)	12/10/26	(0.10)%	1D SONIA	Monthly	(1,819)
Premier Foods PLC	SG Americas Securities LLC	(2,040,874)	12/08/27	(0.19)%	1D SONIA	Monthly	(61,684)
Premium Brands Holdings Corp.	BNP Paribas SA	(683,521)	05/18/26	(0.20)%	CABROVER	Monthly	(13,241)
Premium Brands Holdings Corp.	Morgan Stanley & Co. International PLC	(3,591,686)	01/04/27	(0.20)%	CABROVER	Monthly	(56,488)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
PriceSmart, Inc.	Morgan Stanley & Co. International PLC	$ (1,853,319)	01/04/27	(0.15)%	1D FEDL01	Monthly	$ 29,438
Primaris Real Estate Investment Trust	BNP Paribas SA	(6,585,613)	05/18/26	(0.20)%	CABROVER	Monthly	21,559
Primary Health Properties PLC	Citibank N.A.	(5,449,341)	07/06/26	(0.25)%	1D SONIA	Monthly	46,444
Primo Brands Corp., Class A	UBS AG	(10,519,956)	04/18/28	0.00%	1D OBFR01	Monthly	(335,573)
Primoris Services Corp.	BNP Paribas SA	(2,873,679)	01/24/28	(0.15)%	1D OBFR01	Monthly	(329,416)
Primoris Services Corp.	Morgan Stanley & Co. International PLC	(3,345,240)	01/06/27	(0.15)%	1D FEDL01	Monthly	(185,554)
Principal Financial Group, Inc.	Bank of America N.A.	(901,164)	02/15/28	(0.15)%	1D OBFR01	Monthly	(59,297)
Principal Financial Group, Inc.	Barclays Bank PLC	(1,889,168)	02/16/27	(0.15)%	1D OBFR01	Monthly	(67,477)
Principal Financial Group, Inc.	BNP Paribas SA	(2,278,474)	01/28/28	(0.15)%	1D OBFR01	Monthly	(149,925)
Principal Financial Group, Inc.	UBS AG	(583,368)	01/14/31	0.00%	1D OBFR01	Monthly	(32,384)
Priority Technology Holdings, Inc.	BNP Paribas SA	(85,385)	05/17/27	(0.15)%	1D OBFR01	Monthly	(3,074)
Pro Medicus Ltd.	Barclays Bank PLC	(2,228,504)	01/20/27	(0.15)%	1D AONIA	Monthly	31,568
Pro Medicus Ltd.	Barclays Bank PLC	(8,287,355)	05/12/27	(0.15)%	1D AONIA	Monthly	252,403
Pro Medicus Ltd.	Barclays Bank PLC	(567,371)	09/09/27	(0.15)%	1D AONIA	Monthly	18,726
Pro Medicus Ltd.	BNP Paribas SA	(1,241,839)	01/14/28	(0.25)%	1D AONIA	Monthly	9,890
Pro Medicus Ltd.	Goldman Sachs Bank USA	(2,157,488)	08/19/26	(0.30)%	1D AONIA	Monthly	17,183
Pro Medicus Ltd.	Morgan Stanley & Co. International PLC	(8,957,239)	01/06/27	(0.30)%	1D AONIA	Monthly	271,078
PROCEPT BioRobotics Corp.	Barclays Bank PLC	(70,354)	02/16/27	(0.15)%	1D OBFR01	Monthly	(3,089)
PROCEPT BioRobotics Corp.	UBS AG	(2,054,575)	04/21/28	0.00%	1D OBFR01	Monthly	130,462
Procore Technologies, Inc.	Barclays Bank PLC	(3,365,414)	02/23/27	(0.15)%	1D OBFR01	Monthly	8,749
Procter & Gamble Co.	Goldman Sachs Bank USA	(10,610,120)	08/18/26	0.40%	1D FEDL01	Monthly	(274,540)
Progress Software Corp.	Bank of America N.A.	(53,256)	02/15/28	(0.15)%	1D OBFR01	Monthly	3,098
Progressive Corp.	Goldman Sachs Bank USA	(13,324,200)	08/18/26	(0.15)%	1D FEDL01	Monthly	34,285
Prologis, Inc.	Bank of America N.A.	(5,047,095)	02/15/28	(0.15)%	1D OBFR01	Monthly	(81,247)
Prologis, Inc.	Barclays Bank PLC	(13,383,706)	02/16/27	(0.10)%	1D OBFR01	Monthly	(56,783)
Prologis, Inc.	BNP Paribas SA	(5,000,971)	01/28/28	0.08%	1D OBFR01	Monthly	(80,505)
Propel Holdings, Inc.	Bank of America N.A.	(76,694)	02/15/28	(3.09)%	CABROVER	Monthly	(140)
Propnex Ltd.	Barclays Bank PLC	(66,425)	01/27/27	(5.75)%	SORA	Monthly	2,786
Prosperity Bancshares, Inc.	BNP Paribas SA	(214,134)	01/28/28	(0.15)%	1D OBFR01	Monthly	(1,642)
Prosperity Bancshares, Inc.	UBS AG	(1,586,650)	01/14/31	0.00%	1D OBFR01	Monthly	(12,166)
Prosus NV, Class N	Barclays Bank PLC	(433,193)	08/18/27	(0.26)%	1D ESTR	Monthly	(2,669)
Prosus NV, Class N	Goldman Sachs Bank USA	(53,372,004)	08/19/26	(0.07)%	1D ESTR	Monthly	1,496,254
Prosus NV, Class N	SG Americas Securities LLC	(14,091,434)	12/08/27	(0.26)%	1D ESTR	Monthly	257,187
Prosus NV, Class N	UBS AG	(15,685,924)	09/03/29	0.00%	1D ESTR	Monthly	441,650
Prosus NV, Class N	UBS AG	(138,658)	01/03/31	0.00%	1D ESTR	Monthly	(1,739)
Protagonist Therapeutics, Inc.	BNP Paribas SA	(6,043,562)	05/17/27	(0.15)%	1D OBFR01	Monthly	348,828
Protalix BioTherapeutics, Inc.	Barclays Bank PLC	(238,678)	02/16/27	(0.15)%	1D OBFR01	Monthly	5,425
Protalix BioTherapeutics, Inc.	BNP Paribas SA	(49,133)	01/28/28	(0.35)%	1D OBFR01	Monthly	4,748
Protara Therapeutics, Inc.	Bank of America N.A.	(29,681)	02/15/28	(0.15)%	1D OBFR01	Monthly	(684)
Protara Therapeutics, Inc.	Barclays Bank PLC	(63,730)	02/16/27	(0.15)%	1D OBFR01	Monthly	942
Protara Therapeutics, Inc.	BNP Paribas SA	(175,978)	01/28/28	(0.15)%	1D OBFR01	Monthly	(4,053)
Protara Therapeutics, Inc.	UBS AG	(51,579)	01/14/31	0.00%	1D OBFR01	Monthly	(1,188)
Protector Forsikring ASA	BNP Paribas SA	(181,927)	03/17/27	0.00%	NOWA	Monthly	(832)
Protector Forsikring ASA	UBS AG	(2,193,246)	04/24/28	0.00%	NOWA	Monthly	153,865
Proximus SADP	Citibank N.A.	(151,899)	06/25/26	(0.26)%	1D ESTR	Monthly	2,749
Proximus SADP	UBS AG	(4,981,076)	04/24/28	0.00%	1D ESTR	Monthly	388,044
Prudential PLC	Bank of America N.A.	(3,568,981)	02/15/28	(0.25)%	1D SONIA	Monthly	40,011
Prudential PLC	JPMorgan Chase Bank N.A.	(439)	02/10/27	(2.50)%	HONIA	Monthly	9
Prysmian SpA	Bank of America N.A.	(174,469)	02/15/28	(0.10)%	1D ESTR	Monthly	(11,713)
PS Construction Co. Ltd.	Barclays Bank PLC	(49,829)	01/20/27	(0.20)%	1D P TONA	Monthly	167
PS Construction Co. Ltd.	UBS AG	(60,136)	01/06/31	0.00%	1D P TONA	Monthly	1,912
PSP Swiss Property AG, Class N	Goldman Sachs Bank USA	(1,623)	08/19/26	(0.26)%	SSARON	Monthly	24
PTC, Inc.	Barclays Bank PLC	(14,523,136)	12/23/26	(0.11)%	1D OBFR01	Monthly	444,164
PTC, Inc.	Barclays Bank PLC	(59,052)	02/16/27	(0.11)%	1D OBFR01	Monthly	1,806
PTC, Inc.	BNP Paribas SA	(7,659,286)	01/28/28	(0.15)%	1D OBFR01	Monthly	21,988
PTC, Inc.	UBS AG	(1,621,341)	01/14/31	0.00%	1D OBFR01	Monthly	3,324

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Public Storage	Morgan Stanley & Co. International PLC	$ (2,819,188)	01/06/27	(0.15)%	1D FEDL01	Monthly	$ 21,828
Public Storage	SG Americas Securities LLC	(58,219,642)	12/08/27	(0.12)%	1D OBFR01	Monthly	(1,648,521)
Public Storage	UBS AG	(2,467,554)	01/14/31	0.00%	1D OBFR01	Monthly	(36,429)
Puig Brands SA, Class B	Bank of America N.A.	(975,598)	02/15/28	(0.26)%	1D ESTR	Monthly	(20,927)
Puig Brands SA, Class B	Bank of America N.A.	(119,405)	02/15/28	(0.26)%	1D ESTR	Monthly	1,754
Puig Brands SA, Class B	BNP Paribas SA	(3,136,130)	03/17/27	(0.10)%	1D ESTR	Monthly	(67,272)
Puig Brands SA, Class B	BNP Paribas SA	(155,866)	01/13/28	(0.10)%	1D ESTR	Monthly	(3,343)
Puig Brands SA, Class B	Goldman Sachs Bank USA	(12,135,874)	08/19/26	0.10%	1D ESTR	Monthly	655,946
Pulmonx Corp.	Bank of America N.A.	(61,581)	02/15/28	(0.15)%	1D OBFR01	Monthly	9,032
Pulmonx Corp.	BNP Paribas SA	(55,736)	01/28/28	(0.15)%	1D OBFR01	Monthly	8,175
Pulmonx Corp.	UBS AG	(88,863)	01/14/31	0.00%	1D OBFR01	Monthly	13,033
Puma SE	Bank of America N.A.	(57,475)	02/15/28	(0.65)%	1D ESTR	Monthly	(2,589)
Puma SE	BNP Paribas SA	(170,903)	01/13/28	(0.26)%	1D ESTR	Monthly	(7,699)
Puma SE	Morgan Stanley & Co. International PLC	(10,018,119)	01/04/27	(0.26)%	1D ESTR	Monthly	(67,417)
Puma SE	UBS AG	(29,353)	01/03/31	0.00%	1D ESTR	Monthly	(1,322)
Pure Storage, Inc., Class A	UBS AG	(5,087,236)	01/22/31	0.00%	1D OBFR01	Monthly	(504,226)
PVH Corp.	SG Americas Securities LLC	(2,300,212)	12/08/27	0.05%	1D OBFR01	Monthly	(53,362)
PWR Holdings Ltd.	Bank of America N.A.	(122,117)	02/15/28	0.00%	1D AONIA	Monthly	2,775
PWR Holdings Ltd.	BNP Paribas SA	(99,776)	01/14/28	(3.75)%	1D AONIA	Monthly	2,268
PWR Holdings Ltd.	UBS AG	(139,308)	01/03/31	0.00%	1D AONIA	Monthly	3,166
Qantas Airways Ltd.	Barclays Bank PLC	(2,306,751)	01/20/27	(0.15)%	1D AONIA	Monthly	(31,160)
QBE Insurance Group Ltd.	Bank of America N.A.	(124,658)	02/15/28	(0.15)%	1D AONIA	Monthly	2,024
QBE Insurance Group Ltd.	Barclays Bank PLC	(3,015,423)	09/09/27	(0.24)%	1D AONIA	Monthly	8,208
QBE Insurance Group Ltd.	Goldman Sachs Bank USA	(397,389)	08/19/26	0.20%	1D AONIA	Monthly	865
QBE Insurance Group Ltd.	Morgan Stanley & Co. International PLC	(6,026,276)	01/06/27	(0.30)%	1D AONIA	Monthly	(8,416)
QCR Holdings, Inc.	BNP Paribas SA	(43,407)	01/28/28	(0.15)%	1D OBFR01	Monthly	277
QIAGEN NV	Bank of America N.A.	(70,030)	02/15/28	(0.26)%	1D ESTR	Monthly	135
QIAGEN NV	Barclays Bank PLC	(164,168)	02/19/27	(0.10)%	1D ESTR	Monthly	24,140
Qnity Electronics, Inc.	Bank of America N.A.	(663,187)	02/15/28	(0.15)%	1D OBFR01	Monthly	(28,579)
QT Group OYJ	BNP Paribas SA	(128,015)	01/13/28	(0.26)%	1D ESTR	Monthly	5,219
Quaker Chemical Corp.	Barclays Bank PLC	(1,771,711)	12/23/26	(0.15)%	1D OBFR01	Monthly	18,322
Quanex Building Products Corp.	SG Americas Securities LLC	(2,428,416)	12/08/27	(0.14)%	1D OBFR01	Monthly	(79,258)
Quanta Services, Inc.	Goldman Sachs Bank USA	(3,140,895)	08/18/26	(0.15)%	1D FEDL01	Monthly	(305,096)
Quantum-Si, Inc., Class A	Bank of America N.A.	(141,272)	02/15/28	(1.09)%	1D OBFR01	Monthly	9,337
Quantum-Si, Inc., Class A	UBS AG	(238,059)	01/14/31	0.00%	1D OBFR01	Monthly	15,735
Qube Holdings Ltd.	Bank of America N.A.	(416,934)	02/15/28	(0.15)%	1D AONIA	Monthly	(4,792)
Quest Diagnostics, Inc.	Bank of America N.A.	(629,268)	02/15/28	(0.15)%	1D OBFR01	Monthly	33,657
Quest Diagnostics, Inc.	Barclays Bank PLC	(2,476,560)	02/16/27	(0.15)%	1D OBFR01	Monthly	118,972
Quest Diagnostics, Inc.	BNP Paribas SA	(2,516,107)	01/28/28	(0.15)%	1D OBFR01	Monthly	(30,049)
Quest Diagnostics, Inc.	UBS AG	(678,775)	01/14/31	0.00%	1D OBFR01	Monthly	(9,858)
QuidelOrtho Corp.	Bank of America N.A.	(53,280)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,246)
QXO, Inc.	BNP Paribas SA	(129,862)	01/24/28	(0.93)%	1D OBFR01	Monthly	25,598
QXO, Inc.	SG Americas Securities LLC	(6,348,662)	12/08/27	(3.50)%	1D OBFR01	Monthly	139,225
QXO, Inc.	UBS AG	(275,834)	01/22/31	0.00%	1D OBFR01	Monthly	2,501
R&S Group Holding AG	SG Americas Securities LLC	(64,361)	12/08/27	(0.26)%	SSARON	Monthly	(8,751)
Radian Group, Inc.	BNP Paribas SA	(381,790)	05/17/27	0.00%	1D OBFR01	Monthly	4,070
RadNet, Inc.	BNP Paribas SA	(739,103)	01/24/28	(0.15)%	1D OBFR01	Monthly	21,201
Radware Ltd.	SG Americas Securities LLC	(103,819)	12/08/27	(0.15)%	1D OBFR01	Monthly	2,273
RAI Way SpA	SG Americas Securities LLC	(102,608)	12/08/27	(0.26)%	1D ESTR	Monthly	57
Raiffeisen Bank International AG	Bank of America N.A.	(329,603)	02/15/28	0.00%	1D ESTR	Monthly	(1,652)
Raiffeisen Bank International AG	Barclays Bank PLC	(3,103)	12/10/26	(0.26)%	1D ESTR	Monthly	(6)
Raiffeisen Bank International AG	BNP Paribas SA	(18,861)	04/18/28	(0.10)%	1D ESTR	Monthly	(885)
Rakus Co. Ltd.	UBS AG	(93,603)	01/06/31	0.00%	1D P TONA	Monthly	(337)
Rakuten Bank Ltd.	Bank of America N.A.	(1,228,313)	02/15/28	(0.15)%	1D P TONA	Monthly	84,855
Rakuten Bank Ltd.	Bank of America N.A.	(143,231)	03/15/28	(0.15)%	1D P TONA	Monthly	9,895
Rakuten Bank Ltd.	Barclays Bank PLC	(8,051,698)	05/12/27	(0.20)%	1D P TONA	Monthly	(255,545)
Rakuten Bank Ltd.	Barclays Bank PLC	(5,279,032)	09/09/27	(0.20)%	1D P TONA	Monthly	(167,546)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Ralliant Corp.	Morgan Stanley & Co. International PLC	$ (2,778,192)	01/04/27	(0.15)%	1D FEDL01	Monthly	$ (21,640)
Rambus, Inc.	Bank of America N.A.	(347,578)	02/15/28	(0.15)%	1D OBFR01	Monthly	14,219
Rambus, Inc.	Barclays Bank PLC	(899,610)	02/16/27	(0.15)%	1D OBFR01	Monthly	(31,054)
Rambus, Inc.	BNP Paribas SA	(8,761)	01/28/28	(0.15)%	1D OBFR01	Monthly	358
Rambus, Inc.	Morgan Stanley & Co. International PLC	(11,898,934)	01/06/27	(0.15)%	1D FEDL01	Monthly	1,429,564
Rambus, Inc.	UBS AG	(917,720)	01/14/31	0.00%	1D OBFR01	Monthly	44,956
Ramelius Resources Ltd.	Barclays Bank PLC	(327,093)	01/20/27	(0.17)%	1D AONIA	Monthly	40,165
Ramsay Health Care Ltd.	Bank of America N.A.	(80,565)	02/15/28	(0.30)%	1D AONIA	Monthly	2,464
Ramsay Health Care Ltd.	BNP Paribas SA	(2,313,503)	09/07/26	(0.50)%	1D AONIA	Monthly	70,767
Ramsay Health Care Ltd.	Morgan Stanley & Co. International PLC	(654,636)	01/06/27	(0.30)%	1D AONIA	Monthly	8,674
Ramsay Health Care Ltd.	Morgan Stanley & Co. International PLC	(297,516)	01/07/27	(0.30)%	1D AONIA	Monthly	10,658
Randstad NV	Bank of America N.A.	(1,068,777)	02/15/28	(0.26)%	1D ESTR	Monthly	(114,198)
Randstad NV	Barclays Bank PLC	(276,033)	12/10/26	(0.26)%	1D ESTR	Monthly	2,950
Randstad NV	Barclays Bank PLC	(3,258,674)	02/19/27	(0.26)%	1D ESTR	Monthly	30,037
Randstad NV	Barclays Bank PLC	(2,810,024)	08/18/27	(0.26)%	1D ESTR	Monthly	30,036
Randstad NV	BNP Paribas SA	(700,731)	01/13/28	0.00%	1D ESTR	Monthly	(9,593)
Randstad NV	Morgan Stanley & Co. International PLC	(4,051,006)	01/06/27	(0.26)%	1D ESTR	Monthly	43,300
Randstad NV	SG Americas Securities LLC	(7,484,389)	12/08/27	(0.26)%	1D ESTR	Monthly	(884,080)
Randstad NV	UBS AG	(481,261)	01/03/31	0.00%	1D ESTR	Monthly	(51,422)
Range Resources Corp.	SG Americas Securities LLC	(3,396,366)	12/08/27	(0.15)%	1D OBFR01	Monthly	(60,057)
Rank Group PLC	BNP Paribas SA	(84,875)	01/13/28	(0.25)%	1D SONIA	Monthly	8,997
Rational AG	Bank of America N.A.	(73,532)	02/15/28	(0.26)%	1D ESTR	Monthly	6,261
Rational AG	Barclays Bank PLC	(9,542,337)	02/26/27	(0.10)%	1D ESTR	Monthly	563,980
Rational AG	BNP Paribas SA	(1,948,760)	01/13/28	(0.10)%	1D ESTR	Monthly	139,781
Rayonier, Inc.	Barclays Bank PLC	(1,307,322)	02/16/27	(0.15)%	1D OBFR01	Monthly	(16,225)
Rayonier, Inc.	BNP Paribas SA	(5,765,032)	05/17/27	(0.15)%	1D OBFR01	Monthly	(90,391)
RaySearch Laboratories AB, Class B	BNP Paribas SA	(85,537)	01/13/28	(0.26)%	1D STIBOR	Monthly	11,402
RB Global, Inc.	Bank of America N.A.	(538,722)	02/15/28	0.00%	1D OBFR01	Monthly	(2,908)
RB Global, Inc.	BNP Paribas SA	(16,033,937)	01/24/28	(0.20)%	CABROVER	Monthly	62,021
RB Global, Inc.	Goldman Sachs Bank USA	(3,235,262)	08/18/26	(0.15)%	1D CORRA	Monthly	25,959
RB Global, Inc.	Morgan Stanley & Co. International PLC	(49,919,155)	01/04/27	(0.20)%	CABROVER	Monthly	(470,882)
RB Global, Inc.	Morgan Stanley & Co. International PLC	(36,117,017)	01/06/27	(0.20)%	CABROVER	Monthly	(370,220)
RB Global, Inc.	SG Americas Securities LLC	(5,656,768)	12/08/27	(0.20)%	CABROVER	Monthly	(141,124)
RB Global, Inc.	UBS AG	(104)	04/18/28	0.00%	1D OBFR01	Monthly	(1)
Realty Income Corp.	SG Americas Securities LLC	(44,662,339)	12/08/27	(0.10)%	1D OBFR01	Monthly	(1,031,381)
Redcare Pharmacy NV	Bank of America N.A.	(116,731)	02/15/28	(10.25)%	1D ESTR	Monthly	379
Reddit, Inc., Class A	SG Americas Securities LLC	(1,831,495)	12/08/27	(0.05)%	1D OBFR01	Monthly	(28,167)
Reece Ltd.	Barclays Bank PLC	(206,330)	05/12/27	(1.35)%	1D AONIA	Monthly	(6,156)
Reece Ltd.	Morgan Stanley & Co. International PLC	(152,079)	01/06/27	(1.63)%	1D AONIA	Monthly	(1,339)
Regency Centers Corp.	Bank of America N.A.	(960,958)	02/15/28	(0.15)%	1D OBFR01	Monthly	38,824
Regency Centers Corp.	Barclays Bank PLC	(8,554,027)	02/16/27	(0.10)%	1D OBFR01	Monthly	74,138
Regency Centers Corp.	SG Americas Securities LLC	(3,042,068)	12/08/27	0.03%	1D OBFR01	Monthly	391
Regis Resources Ltd.	Barclays Bank PLC	(234,563)	01/20/27	(0.15)%	1D AONIA	Monthly	12,412
Reinsurance Group of America, Inc.	Bank of America N.A.	(3,740,722)	02/15/28	0.00%	1D OBFR01	Monthly	(52,659)
Reliance Worldwide Corp. Ltd.	Barclays Bank PLC	(532,156)	05/12/27	(0.15)%	1D AONIA	Monthly	(64,067)
Reliance Worldwide Corp. Ltd.	BNP Paribas SA	(820,351)	03/22/27	(0.25)%	1D AONIA	Monthly	(68,530)
Relmada Therapeutics, Inc.	Barclays Bank PLC	(69,795)	02/16/27	(0.15)%	1D OBFR01	Monthly	(4,548)
Relo Group, Inc.	Barclays Bank PLC	(255,153)	01/20/27	(0.20)%	1D P TONA	Monthly	2,581
Relo Group, Inc.	Barclays Bank PLC	(13,473,187)	05/12/27	(0.20)%	1D P TONA	Monthly	135,605
RELX PLC	Bank of America N.A.	(184,225)	02/15/28	(0.10)%	1D SONIA	Monthly	(3,066)
RELX PLC	Barclays Bank PLC	(50,478)	02/19/27	(0.25)%	1D SONIA	Monthly	(137)
RELX PLC	BNP Paribas SA	(18,193,799)	03/22/27	(0.25)%	1D SONIA	Monthly	(52,383)
RELX PLC	Citibank N.A.	(11,185,363)	06/25/26	0.00%	1D SONIA	Monthly	245,464

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
RELX PLC	Citibank N.A.	$ (21,990,653)	07/06/26	(0.03)%	1D SONIA	Monthly	$ 364,953
RELX PLC	SG Americas Securities LLC	(799,927)	12/08/27	(0.25)%	1D SONIA	Monthly	(23,592)
RELX PLC	UBS AG	(15,113,004)	09/03/29	0.00%	1D SONIA	Monthly	(194,394)
Renasant Corp.	SG Americas Securities LLC	(3,593,689)	12/08/27	(0.15)%	1D OBFR01	Monthly	(90,512)
Renault SA	Barclays Bank PLC	(14,014,972)	12/10/26	(0.10)%	1D ESTR	Monthly	608,439
Renault SA	Barclays Bank PLC	(19,802,533)	08/18/27	(0.10)%	1D ESTR	Monthly	761,487
Renault SA	UBS AG	(546,170)	09/03/29	0.00%	1D ESTR	Monthly	12,347
Renesas Electronics Corp.	Barclays Bank PLC	(8,572,404)	05/12/27	(0.15)%	1D P TONA	Monthly	(202,201)
Renesas Electronics Corp.	Barclays Bank PLC	(11,972,521)	09/09/27	(0.15)%	1D P TONA	Monthly	(282,401)
Renesas Electronics Corp.	Citibank N.A.	(4,026,402)	02/24/27	(0.15)%	1D P TONA	Monthly	(94,973)
Renesas Electronics Corp.	Goldman Sachs Bank USA	(370,914)	08/19/26	0.20%	1D P TONA	Monthly	14,995
Renesas Electronics Corp.	UBS AG	(617,462)	01/06/31	0.00%	1D OBFR01	Monthly	8,760
Renew Holdings PLC	Bank of America N.A.	(161,961)	02/15/28	(0.25)%	1D SONIA	Monthly	4,184
Renew Holdings PLC	Morgan Stanley & Co. International PLC	(490,939)	01/04/27	(0.25)%	1D SONIA	Monthly	19,283
Renew Holdings PLC	SG Americas Securities LLC	(684,906)	12/08/27	(0.25)%	1D SONIA	Monthly	9,699
Rengo Co. Ltd.	Bank of America N.A.	(3,076,926)	02/15/28	0.00%	1D P TONA	Monthly	71,823
Rengo Co. Ltd.	Barclays Bank PLC	(9,707,269)	05/12/27	(0.20)%	1D P TONA	Monthly	442,979
Renishaw PLC	SG Americas Securities LLC	(9,191,152)	12/08/27	(0.12)%	1D SONIA	Monthly	(2,389,896)
Renk Group AG	Barclays Bank PLC	(4,084,042)	12/10/26	(0.26)%	1D ESTR	Monthly	119,226
Renk Group AG	BNP Paribas SA	(159,064)	01/13/28	(0.26)%	1D ESTR	Monthly	(2,239)
Renk Group AG	BNP Paribas SA	(826,906)	01/19/28	(0.26)%	1D ESTR	Monthly	(11,639)
Renk Group AG	SG Americas Securities LLC	(6,673,939)	12/08/27	(0.15)%	1D ESTR	Monthly	136,161
Renk Group AG	UBS AG	(284,096)	01/03/31	0.00%	1D ESTR	Monthly	(3,999)
RENOVA, Inc.	Barclays Bank PLC	(3,846,317)	05/12/27	(0.20)%	1D P TONA	Monthly	(684,730)
RENOVA, Inc.	BNP Paribas SA	(499,007)	03/24/27	(2.05)%	1D TONA	Monthly	(29,293)
RENOVA, Inc.	UBS AG	(501,715)	04/03/28	0.00%	1D P TONA	Monthly	(29,452)
Rentokil Initial PLC	BNP Paribas SA	(7,025,791)	01/19/28	(0.25)%	1D SONIA	Monthly	74,218
Rentokil Initial PLC	Citibank N.A.	(42,499,809)	07/06/26	(0.15)%	1D SONIA	Monthly	150,083
Rentokil Initial PLC	Goldman Sachs Bank USA	(5,709,301)	08/19/26	0.10%	1D SONIA	Monthly	61,058
Rentokil Initial PLC	JPMorgan Chase Bank N.A.	(1,609,869)	02/10/27	0.05%	1D SONIA	Monthly	14,668
Rentokil Initial PLC	JPMorgan Chase Bank N.A.	(30,643,383)	02/10/27	0.05%	1D SONIA	Monthly	279,210
Rentokil Initial PLC	UBS AG	(4,473,460)	01/20/31	0.00%	1D SONIA	Monthly	47,841
Repligen Corp.	BNP Paribas SA	(6,808,775)	05/17/27	(0.15)%	1D OBFR01	Monthly	702,915
Reply SpA	Bank of America N.A.	(509,106)	02/15/28	(0.26)%	1D ESTR	Monthly	(39,611)
Reply SpA	BNP Paribas SA	(182,389)	01/13/28	(0.10)%	1D ESTR	Monthly	(14,191)
Reply SpA	UBS AG	(247,815)	01/03/31	0.00%	1D ESTR	Monthly	(19,281)
Repsol SA	Bank of America N.A.	(357,854)	02/15/28	(0.10)%	1D ESTR	Monthly	(41,276)
Repsol SA	BNP Paribas SA	(307,640)	01/13/28	(0.26)%	1D ESTR	Monthly	(35,484)
Republic Airways Holdings, Inc.	Barclays Bank PLC	(54,083)	02/16/27	(0.63)%	1D OBFR01	Monthly	5,719
Republic Services, Inc., Class A	Citibank N.A.	(6,976,781)	02/24/28	(0.15)%	1D OBFR01	Monthly	(133,561)
Republic Services, Inc., Class A	UBS AG	(4,072,954)	01/22/31	0.00%	1D OBFR01	Monthly	31,870
Resideo Technologies, Inc.	Barclays Bank PLC	(6,797,098)	12/23/26	(0.15)%	1D OBFR01	Monthly	(134,032)
Resideo Technologies, Inc.	SG Americas Securities LLC	(5,370,208)	12/08/27	(0.15)%	1D OBFR01	Monthly	(699,888)
ResMed, Inc.	BNP Paribas SA	(875,389)	01/28/28	(0.15)%	1D OBFR01	Monthly	57,352
ResMed, Inc.	UBS AG	(4,969,182)	01/22/31	0.00%	1D OBFR01	Monthly	258,306
Resolute Holdings Management, Inc.	Citibank N.A.	(96,620)	06/25/26	(0.15)%	1D OBFR01	Monthly	4,759
Resolute Holdings Management, Inc.	Morgan Stanley & Co. International PLC	(1,307,584)	01/04/27	(0.15)%	1D FEDL01	Monthly	64,402
Resolute Holdings Management, Inc.	SG Americas Securities LLC	(532,273)	12/08/27	(0.15)%	1D OBFR01	Monthly	70,655
Resona Holdings, Inc.	Barclays Bank PLC	(148,151)	01/20/27	(0.20)%	1D P TONA	Monthly	(8,195)
Resona Holdings, Inc.	Barclays Bank PLC	(3,903,874)	05/12/27	(0.20)%	1D P TONA	Monthly	(193,636)
Resona Holdings, Inc.	UBS AG	(2,857,482)	09/03/29	0.00%	1D P TONA	Monthly	(44,296)
Resonac Holdings Corp.	Bank of America N.A.	(3,914,599)	03/15/28	(0.15)%	1D P TONA	Monthly	(441,471)
Resonac Holdings Corp.	Barclays Bank PLC	(1,756,090)	05/12/27	(0.15)%	1D P TONA	Monthly	(10,132)
Resonac Holdings Corp.	Citibank N.A.	(5,138,959)	02/24/27	(0.15)%	1D P TONA	Monthly	32,474
Restaurant Brands International, Inc.	Bank of America N.A.	(530,494)	02/15/28	(0.15)%	1D OBFR01	Monthly	(13,208)
Restaurant Brands International, Inc.	Barclays Bank PLC	(36,021,570)	10/23/26	(0.16)%	CABROVER	Monthly	(333,267)
Restaurant Brands International, Inc.	Barclays Bank PLC	(272,262)	02/23/27	(0.16)%	CABROVER	Monthly	2,584
Restaurant Brands International, Inc.	Goldman Sachs Bank USA	(850,328)	08/18/26	(0.15)%	1D CORRA	Monthly	8,211
Revenio Group OYJ	BNP Paribas SA	(76,595)	01/13/28	(0.26)%	1D ESTR	Monthly	17,050
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Revolve Group, Inc., Class A	Barclays Bank PLC	$ (56,856)	02/16/27	(0.10)%	1D OBFR01	Monthly	$ 4,123
Revolve Group, Inc., Class A	BNP Paribas SA	(452,718)	01/28/28	(0.15)%	1D OBFR01	Monthly	(7,597)
Revolve Group, Inc., Class A	UBS AG	(114,738)	01/14/31	0.00%	1D OBFR01	Monthly	(1,925)
Revvity, Inc.	Barclays Bank PLC	(823,630)	02/16/27	(0.15)%	1D OBFR01	Monthly	66,918
Revvity, Inc.	BNP Paribas SA	(476,491)	01/28/28	(0.15)%	1D OBFR01	Monthly	(8,061)
Rexel SA	Barclays Bank PLC	(6,561,295)	12/10/26	(0.10)%	1D ESTR	Monthly	(151,955)
Rexel SA	Citibank N.A.	(6,534,344)	07/06/26	(0.16)%	1D ESTR	Monthly	(151,331)
Rexel SA	Goldman Sachs Bank USA	(181,933)	08/19/26	0.00%	1D ESTR	Monthly	6,543
Rexel SA	UBS AG	(31,641,407)	04/18/28	0.00%	1D ESTR	Monthly	1,137,945
Rexel SA	UBS AG	(32,861,504)	09/03/29	0.00%	1D ESTR	Monthly	1,181,825
Rexford Industrial Realty, Inc.	SG Americas Securities LLC	(18,529,657)	12/08/27	(0.12)%	1D OBFR01	Monthly	(898,604)
Reynolds Consumer Products, Inc.	SG Americas Securities LLC	(5,607,294)	12/08/27	(0.15)%	1D OBFR01	Monthly	247,907
RH	BNP Paribas SA	(8,055,602)	05/17/27	(0.15)%	1D OBFR01	Monthly	46,026
Rheinmetall AG	BNP Paribas SA	(284,530)	01/13/28	(0.26)%	1D ESTR	Monthly	29,361
Rheinmetall AG	SG Americas Securities LLC	(11,634,710)	12/08/27	(0.26)%	1D ESTR	Monthly	1,144,051
Rheinmetall AG	UBS AG	(39,241,760)	04/18/28	0.00%	1D ESTR	Monthly	3,969,352
Rhythm Pharmaceuticals, Inc.	Barclays Bank PLC	(2,480,892)	12/23/26	(0.15)%	1D OBFR01	Monthly	111,120
Rhythm Pharmaceuticals, Inc.	BNP Paribas SA	(28,187)	05/17/27	(0.15)%	1D OBFR01	Monthly	2,070
Rhythm Pharmaceuticals, Inc.	Morgan Stanley & Co. International PLC	(1,156,932)	01/06/27	(0.15)%	1D FEDL01	Monthly	51,819
Rhythm Pharmaceuticals, Inc.	SG Americas Securities LLC	(1,731,055)	12/08/27	(0.15)%	1D OBFR01	Monthly	83,434
Richelieu Hardware Ltd.	BNP Paribas SA	(101,002)	05/18/26	(0.20)%	CABROVER	Monthly	558
Ricoh Co. Ltd.	Bank of America N.A.	(1,536,634)	03/15/28	0.00%	1D P TONA	Monthly	70,113
Ricoh Co. Ltd.	Barclays Bank PLC	(10,801,072)	01/26/27	(0.15)%	1D P TONA	Monthly	180,393
Rigaku Holdings Corp.	BNP Paribas SA	(63,960)	01/21/28	0.00%	1D TONA	Monthly	1,919
Rigaku Holdings Corp.	UBS AG	(394,418)	09/03/29	0.00%	1D P TONA	Monthly	11,833
Rigetti Computing, Inc.	Bank of America N.A.	(2,641,513)	02/15/28	(0.15)%	1D OBFR01	Monthly	223,624
Rightmove PLC	Bank of America N.A.	(47,722)	02/15/28	(0.25)%	1D SONIA	Monthly	2,128
Rightmove PLC	Barclays Bank PLC	(5,305,359)	12/10/26	0.05%	1D SONIA	Monthly	225,062
Rightmove PLC	Barclays Bank PLC	(2,832,306)	02/26/27	0.05%	1D SONIA	Monthly	120,151
Rightmove PLC	Barclays Bank PLC	(306,070)	08/18/27	(0.25)%	1D SONIA	Monthly	2
Rightmove PLC	SG Americas Securities LLC	(6,777,828)	12/08/27	(0.14)%	1D SONIA	Monthly	120,365
Riken Keiki Co. Ltd.	Bank of America N.A.	(271,342)	02/15/28	(0.25)%	1D P TONA	Monthly	13,612
Riken Keiki Co. Ltd.	Barclays Bank PLC	(2,036,217)	05/12/27	(0.20)%	1D P TONA	Monthly	(38,511)
Riken Keiki Co. Ltd.	Goldman Sachs Bank USA	(323,350)	08/19/26	(0.25)%	1D P TONA	Monthly	16,221
Riken Keiki Co. Ltd.	UBS AG	(45,224)	04/03/28	0.00%	1D P TONA	Monthly	2,269
Rio Tinto PLC	Bank of America N.A.	(62,871)	02/15/28	(0.10)%	1D SONIA	Monthly	(492)
Rio Tinto PLC	Barclays Bank PLC	(13,704,301)	08/18/27	(0.10)%	1D SONIA	Monthly	74,854
Rio Tinto PLC	SG Americas Securities LLC	(7,899,888)	12/08/27	0.00%	1D SONIA	Monthly	(77,334)
Rio Tinto PLC	UBS AG	(510,467)	04/18/28	0.00%	1D SONIA	Monthly	(3,995)
Rio Tinto PLC	UBS AG	(1,031,928)	09/03/29	0.00%	1D SONIA	Monthly	(8,076)
Rio2 Ltd.	Bank of America N.A.	(233,560)	02/15/28	0.00%	CABROVER	Monthly	13,639
Rio2 Ltd.	BNP Paribas SA	(511,941)	01/17/28	(3.97)%	CABROVER	Monthly	29,894
Riot Platforms, Inc.	BNP Paribas SA	(708,008)	01/28/28	(0.15)%	1D OBFR01	Monthly	33,975
Riot Platforms, Inc.	UBS AG	(344,964)	01/14/31	0.00%	1D OBFR01	Monthly	(2,094)
Rithm Capital Corp.	UBS AG	(2,533,284)	01/22/31	0.00%	1D OBFR01	Monthly	71,727
Rivian Automotive, Inc., Class A	Barclays Bank PLC	(451,518)	02/16/27	(0.15)%	1D OBFR01	Monthly	34,106
Rivian Automotive, Inc., Class A	BNP Paribas SA	(350,738)	01/28/28	(0.15)%	1D OBFR01	Monthly	(2,567)
RLJ Lodging Trust	Bank of America N.A.	(49,007)	02/15/28	(0.15)%	1D OBFR01	Monthly	(853)
RLJ Lodging Trust	BNP Paribas SA	(438,425)	01/28/28	(0.10)%	1D OBFR01	Monthly	(10,136)
Robinhood Markets, Inc., Class A	UBS AG	(40,217,584)	04/18/28	0.00%	1D OBFR01	Monthly	6,646,126
Robinhood Markets, Inc., Class A	UBS AG	(750,989)	01/22/31	0.00%	1D OBFR01	Monthly	115,971
ROBLOX Corp., Class A	Bank of America N.A.	(7,604,132)	02/15/28	0.00%	1D OBFR01	Monthly	547,651
Roche Holding AG	Goldman Sachs Bank USA	(13,353,881)	08/19/26	0.00%	SSARON	Monthly	(58,976)
Rocket Cos, Inc., Class A	Bank of America N.A.	(1,934,726)	02/15/28	(0.15)%	1D OBFR01	Monthly	109,842
Rocket Cos, Inc., Class A	Bank of America N.A.	(248,955)	02/15/28	(0.15)%	1D OBFR01	Monthly	11,205
Rocket Cos, Inc., Class A	SG Americas Securities LLC	(411,555)	12/08/27	(0.15)%	1D OBFR01	Monthly	15,704
Rocket Lab Corp.	BNP Paribas SA	(194,230)	01/28/28	(0.15)%	1D OBFR01	Monthly	(23,513)
Rocket Lab Corp.	Morgan Stanley & Co. International PLC	(8,206,426)	01/06/27	(0.15)%	1D FEDL01	Monthly	686,299
Rocket Lab Corp.	UBS AG	(793,219)	01/14/31	0.00%	1D OBFR01	Monthly	(83,862)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Rocket Lab Corp.	UBS AG	$ (1,540,448)	01/22/31	0.00%	1D OBFR01	Monthly	$ (186,486)
ROCKWOOL A/S, Class B	Bank of America N.A.	(1,140,701)	02/15/28	(0.26)%	1W CIBOR	Monthly	17,269
ROCKWOOL A/S, Class B	Barclays Bank PLC	(1,201,659)	03/01/27	(0.26)%	DESTR	Monthly	30,021
ROCKWOOL A/S, Class B	BNP Paribas SA	(15,800,712)	08/17/26	(0.25)%	DESTR	Monthly	235,744
ROCKWOOL A/S, Class B	BNP Paribas SA	(1,886,774)	01/14/28	(0.25)%	DESTR	Monthly	28,564
ROCKWOOL A/S, Class B	BNP Paribas SA	(143,671)	01/31/28	(0.25)%	DESTR	Monthly	1,670
ROCKWOOL A/S, Class B	Citibank N.A.	(4,382,187)	07/17/26	(0.26)%	DESTR	Monthly	109,059
ROCKWOOL A/S, Class B	Morgan Stanley & Co. International PLC	(1,612,184)	01/06/27	(0.26)%	DESTR	Monthly	40,277
ROCKWOOL A/S, Class B	UBS AG	(149,356)	01/22/31	0.00%	DESTR	Monthly	2,261
Rogers Communications, Inc., Class B	Barclays Bank PLC	(10,097,646)	10/23/26	(0.20)%	CABROVER	Monthly	347,039
Rogers Sugar, Inc.	Bank of America N.A.	(114,619)	02/15/28	(1.89)%	CABROVER	Monthly	(2,861)
Rogers Sugar, Inc.	BNP Paribas SA	(239,105)	05/18/26	(1.43)%	CABROVER	Monthly	(5,968)
Rogers Sugar, Inc.	Citibank N.A.	(319,846)	02/24/28	(1.06)%	1D CORRA	Monthly	(9,010)
Rogers Sugar, Inc.	SG Americas Securities LLC	(98,451)	12/08/27	(1.00)%	CABROVER	Monthly	1,184
Rohm Co. Ltd.	Citibank N.A.	(1,736,052)	02/24/27	(0.15)%	1D P TONA	Monthly	139,393
Roku, Inc., Class A	BNP Paribas SA	(4,908,175)	01/24/28	(0.10)%	1D OBFR01	Monthly	(319,307)
Rollins, Inc.	Bank of America N.A.	(2,097,328)	02/15/28	(0.15)%	1D OBFR01	Monthly	(52,067)
Rollins, Inc.	Bank of America N.A.	(18,335,317)	02/15/28	0.00%	1D OBFR01	Monthly	(441,625)
Rollins, Inc.	BNP Paribas SA	(10,104,022)	05/17/27	(0.15)%	1D OBFR01	Monthly	(250,835)
Rolls-Royce Holdings PLC	Bank of America N.A.	(2,302,310)	02/15/28	(0.10)%	1D SONIA	Monthly	142,324
Rolls-Royce Holdings PLC	UBS AG	(917,409)	04/18/28	0.00%	1D SONIA	Monthly	(42,516)
Root, Inc., Class A	SG Americas Securities LLC	(1,186,031)	12/08/27	(0.15)%	1D OBFR01	Monthly	(205,334)
Roper Technologies, Inc.	UBS AG	(108,238,913)	04/18/28	0.00%	1D OBFR01	Monthly	993,333
Rorze Corp.	Barclays Bank PLC	(760,783)	01/26/27	(0.20)%	1D P TONA	Monthly	(39,861)
Rorze Corp.	Barclays Bank PLC	(2,532,907)	09/09/27	(0.20)%	1D P TONA	Monthly	(132,711)
Rorze Corp.	SG Americas Securities LLC	(392,450)	12/08/27	(0.25)%	1D P TONA	Monthly	(67,801)
Ross Stores, Inc.	Goldman Sachs Bank USA	(334,074)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2,144)
Round One Corp.	Bank of America N.A.	(58,142)	03/15/28	(0.15)%	1D P TONA	Monthly	8,173
Round One Corp.	UBS AG	(52,455)	01/06/31	0.00%	1D P TONA	Monthly	7,373
Royal Bank of Canada	Barclays Bank PLC	(27,072,947)	10/23/26	(0.20)%	CABROVER	Monthly	(342,255)
Royal Bank of Canada	Barclays Bank PLC	(69,012,329)	12/23/26	(0.20)%	CABROVER	Monthly	(837,831)
Royal Bank of Canada	BNP Paribas SA	(13,695,723)	08/17/26	(0.20)%	CABROVER	Monthly	(145,603)
Royal Bank of Canada	BNP Paribas SA	(31,885,623)	05/17/27	(0.20)%	CABROVER	Monthly	(393,297)
Royal Bank of Canada	Morgan Stanley & Co. International PLC	(12,486,078)	01/04/27	(0.20)%	CABROVER	Monthly	(177,718)
Royal Bank of Canada	Morgan Stanley & Co. International PLC	(54,850,128)	01/06/27	(0.20)%	CABROVER	Monthly	(693,413)
Royal Bank of Canada	SG Americas Securities LLC	(6,446,214)	12/08/27	(0.20)%	CABROVER	Monthly	(275,975)
Royal Bank of Canada	SG Americas Securities LLC	(41,999,306)	12/08/27	(0.20)%	CABROVER	Monthly	(1,798,075)
Royal Caribbean Cruises Ltd.	Barclays Bank PLC	(4,536,334)	12/23/26	(0.15)%	1D OBFR01	Monthly	32,105
Royal Caribbean Cruises Ltd.	Barclays Bank PLC	(3,022,012)	02/23/27	(0.15)%	1D OBFR01	Monthly	11,192
Royal Caribbean Cruises Ltd.	SG Americas Securities LLC	(23,811,942)	12/08/27	(0.13)%	1D OBFR01	Monthly	1,321,654
Royal Caribbean Cruises Ltd.	UBS AG	(119,718)	01/14/31	0.00%	1D OBFR01	Monthly	3,400
Royal Gold, Inc.	UBS AG	(16,552,890)	04/18/28	0.00%	1D OBFR01	Monthly	2,245,062
Royal Unibrew A/S	Bank of America N.A.	(2,678,104)	02/15/28	(0.26)%	1W CIBOR	Monthly	591,369
RPM International, Inc.	BNP Paribas SA	(2,431,187)	01/28/28	(0.15)%	1D OBFR01	Monthly	87,411
RPM International, Inc.	Morgan Stanley & Co. International PLC	(286,432)	01/06/27	(0.15)%	1D FEDL01	Monthly	12,450
RPM International, Inc.	SG Americas Securities LLC	(26,083,956)	12/08/27	(0.15)%	1D OBFR01	Monthly	1,404,670
RPM International, Inc.	UBS AG	(4,219,852)	01/14/31	0.00%	1D OBFR01	Monthly	163,611
RS Group PLC	SG Americas Securities LLC	(12,487,525)	12/08/27	(0.15)%	1D SONIA	Monthly	(406,969)
RS Technologies Co. Ltd.	UBS AG	(66,379)	01/06/31	0.00%	1D P TONA	Monthly	(26,522)
RTL Group	Citibank N.A.	(851,143)	06/25/26	(0.75)%	1D ESTR	Monthly	117,073
RTL Group	Goldman Sachs Bank USA	(3,117,156)	08/19/26	(0.84)%	1D ESTR	Monthly	437,711
RTL Group	SG Americas Securities LLC	(387,926)	12/08/27	(0.85)%	1D ESTR	Monthly	50,487
Rubrik, Inc., Class A	Bank of America N.A.	(82,227)	02/15/28	(0.15)%	1D OBFR01	Monthly	(2,914)
Rush Enterprises, Inc., Class A	Morgan Stanley & Co. International PLC	(19,471,342)	01/04/27	(0.15)%	1D FEDL01	Monthly	(76,576)
Rusta AB	BNP Paribas SA	(65,213)	11/17/27	(0.25)%	1D STIBOR	Monthly	1,061
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
RWE AG	Bank of America N.A.	$ (210,861)	02/15/28	(0.10)%	1D ESTR	Monthly	$ (10,562)
RWE AG	BNP Paribas SA	(64,277)	01/13/28	(0.26)%	1D ESTR	Monthly	(3,220)
RWE AG	UBS AG	(43,892)	01/03/31	0.00%	1D ESTR	Monthly	(2,199)
RXO, Inc.	UBS AG	(2,911,680)	04/21/28	0.00%	1D OBFR01	Monthly	(276,091)
Ryan Specialty Holdings, Inc., Class A	SG Americas Securities LLC	(7,001,480)	12/08/27	(0.15)%	1D OBFR01	Monthly	28,078
Ryanair Holdings PLC	Bank of America N.A.	(726,295)	02/15/28	(0.26)%	1D ESTR	Monthly	90,070
Ryanair Holdings PLC	BNP Paribas SA	(9,861,065)	08/17/26	(0.10)%	1D ESTR	Monthly	1,222,902
Ryanair Holdings PLC	UBS AG	(1,119,918)	09/03/29	0.00%	1D ESTR	Monthly	138,885
Ryman Healthcare Ltd.	UBS AG	(374,579)	01/22/31	0.00%	1M BBR	Monthly	1,921
Ryman Hospitality Properties, Inc.	Bank of America N.A.	(12,254,838)	02/15/28	(0.15)%	1D OBFR01	Monthly	(491,212)
Ryman Hospitality Properties, Inc.	Bank of America N.A.	(486,508)	02/15/28	(0.15)%	1D OBFR01	Monthly	(19,501)
Ryman Hospitality Properties, Inc.	Morgan Stanley & Co. International PLC	(13,229,306)	01/06/27	(0.15)%	1D FEDL01	Monthly	(645,622)
Ryohin Keikaku Co. Ltd.	Barclays Bank PLC	(186,935)	01/20/27	(0.20)%	1D P TONA	Monthly	6,726
Ryohin Keikaku Co. Ltd.	Barclays Bank PLC	(5,553,763)	01/26/27	(0.20)%	1D P TONA	Monthly	193,704
Ryohin Keikaku Co. Ltd.	Barclays Bank PLC	(6,247,941)	05/12/27	(0.20)%	1D P TONA	Monthly	224,806
Ryohin Keikaku Co. Ltd.	Barclays Bank PLC	(13,221,097)	09/09/27	(0.20)%	1D P TONA	Monthly	477,096
Ryohin Keikaku Co. Ltd.	Citibank N.A.	(5,608,600)	02/24/27	(0.19)%	1D P TONA	Monthly	195,402
Ryohin Keikaku Co. Ltd.	UBS AG	(6,877,476)	09/03/29	0.00%	1D P TONA	Monthly	498,544
S&P Global, Inc.	Barclays Bank PLC	(47,378,392)	12/23/26	(0.10)%	1D OBFR01	Monthly	1,808,162
Saab AB, Class B	Bank of America N.A.	(163,360)	02/15/28	(0.10)%	1D STIBOR	Monthly	15,426
Saab AB, Class B	Goldman Sachs Bank USA	(1,857,188)	08/19/26	(0.26)%	1D STIBOR	Monthly	5,801
Saab AB, Class B	UBS AG	(1,588,735)	04/18/28	0.00%	TN STIBOR	Monthly	22,349
Saab AB, Class B	UBS AG	(62,740)	01/03/31	0.00%	TN STIBOR	Monthly	1,005
Sable Offshore Corp., Class A	Morgan Stanley & Co. International PLC	(397,572)	01/04/27	(0.15)%	1D FEDL01	Monthly	8,672
Sable Offshore Corp., Class A	SG Americas Securities LLC	(2,683,879)	12/08/27	(0.60)%	1D OBFR01	Monthly	(123,239)
Sable Offshore Corp., Class A	UBS AG	(712,055)	04/21/28	0.00%	1D OBFR01	Monthly	(78,199)
Safestore Holdings PLC	BNP Paribas SA	(102,296)	03/17/27	(0.25)%	1D SONIA	Monthly	5,527
Safran SA	Bank of America N.A.	(6,055,726)	02/15/28	(0.10)%	1D ESTR	Monthly	690,257
Safran SA	Bank of America N.A.	(416,062)	02/15/28	(0.10)%	1D ESTR	Monthly	47,424
Safran SA	Barclays Bank PLC	(2,344,277)	02/26/27	(0.10)%	1D ESTR	Monthly	(9,478)
Safran SA	UBS AG	(138,806)	01/03/31	0.00%	1D ESTR	Monthly	(1,199)
Saga PLC	SG Americas Securities LLC	(159)	12/08/27	(0.25)%	1D SONIA	Monthly	(18)
Sagax AB, Class B	Bank of America N.A.	(1,971,715)	02/15/28	(0.26)%	1D STIBOR	Monthly	85,687
Sagax AB, Class B	BNP Paribas SA	(552,376)	11/16/27	(0.25)%	1D STIBOR	Monthly	25,957
Sagax AB, Class B	BNP Paribas SA	(1,907,191)	01/13/28	(0.26)%	1D STIBOR	Monthly	89,622
Sagax AB, Class B	SG Americas Securities LLC	(9,402,611)	12/08/27	(0.26)%	1D STIBOR	Monthly	(34,753)
Sagax AB, Class B	UBS AG	(4,382,878)	04/18/28	0.00%	TN STIBOR	Monthly	205,958
Sagax AB, Class B	UBS AG	(1,502,035)	01/03/31	0.00%	TN STIBOR	Monthly	70,583
Saia, Inc.	BNP Paribas SA	(6,690,828)	05/17/27	(0.15)%	1D OBFR01	Monthly	(858,325)
SailPoint, Inc.	Barclays Bank PLC	(104,417)	12/23/26	(0.15)%	1D OBFR01	Monthly	7,313
Salmar ASA	Barclays Bank PLC	(863,475)	02/26/27	(0.26)%	NOWA	Monthly	(32,040)
Salmar ASA	BNP Paribas SA	(1,900,816)	01/28/28	(0.25)%	NOWA	Monthly	(54,209)
Salvatore Ferragamo SpA	Barclays Bank PLC	(273,315)	12/10/26	(0.26)%	1D ESTR	Monthly	13,093
Sampo OYJ, Class A	Morgan Stanley & Co. International PLC	(3,881,237)	01/04/27	(0.26)%	1D ESTR	Monthly	197,317
Samsara, Inc., Class A	Barclays Bank PLC	(977,508)	02/16/27	(0.15)%	1D OBFR01	Monthly	100,680
Samsara, Inc., Class A	BNP Paribas SA	(14,857,490)	05/17/27	(0.15)%	1D OBFR01	Monthly	56,649
Samsara, Inc., Class A	BNP Paribas SA	(145,404)	01/28/28	(0.15)%	1D OBFR01	Monthly	554
Samsara, Inc., Class A	UBS AG	(5,882,255)	01/22/31	0.00%	1D OBFR01	Monthly	22,428
Sandisk Corp.	Bank of America N.A.	(862,293)	02/15/28	(0.15)%	1D OBFR01	Monthly	(198,032)
Sandisk Corp.	UBS AG	(2,964,908)	01/22/31	0.00%	1D OBFR01	Monthly	(606,426)
Sandoz Group AG	Barclays Bank PLC	(23,978,381)	11/09/26	(0.26)%	SSARON	Monthly	138,063
Sandoz Group AG	BNP Paribas SA	(21,170)	03/22/27	(0.10)%	SSARON	Monthly	314
Sandoz Group AG	UBS AG	(18,110,783)	04/18/28	0.00%	SSARON	Monthly	1,398,633
Sands China Ltd.	Bank of America N.A.	(124,369)	02/15/28	(0.15)%	HONIA	Monthly	5,194
Sandvik AB	Bank of America N.A.	(837,053)	02/15/28	(0.26)%	1D STIBOR	Monthly	12,117
Sandvik AB	UBS AG	(48,667)	01/03/31	0.00%	TN STIBOR	Monthly	(552)
Sangetsu Corp.	Bank of America N.A.	(569,608)	02/15/28	0.00%	1D P TONA	Monthly	17,561

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Sangetsu Corp.	Barclays Bank PLC	$ (1,138,236)	05/12/27	(0.15)%	1D P TONA	Monthly	$ 9,394
Sangetsu Corp.	Morgan Stanley & Co. International PLC	(80,617)	01/06/27	(0.25)%	1D P TONA	Monthly	665
Sanken Electric Co Ltd.	Barclays Bank PLC	(2,048,034)	05/12/27	(0.20)%	1D P TONA	Monthly	(79,268)
Sanki Engineering Co. Ltd.	Barclays Bank PLC	(1,174,688)	05/12/27	(0.20)%	1D P TONA	Monthly	(41,202)
Sanki Engineering Co. Ltd.	UBS AG	(1,279,384)	04/03/28	0.00%	1D P TONA	Monthly	12,639
Sanlorenzo SpA	Bank of America N.A.	(137,605)	02/15/28	(0.26)%	1D ESTR	Monthly	(114)
Sanlorenzo SpA	BNP Paribas SA	(605,689)	03/17/27	(0.26)%	1D ESTR	Monthly	(502)
Sanmina Corp.	BNP Paribas SA	(520,704)	01/28/28	(0.15)%	1D OBFR01	Monthly	(172,617)
Sanmina Corp.	UBS AG	(358,039)	01/14/31	0.00%	1D OBFR01	Monthly	(90,016)
Sanofi SA	Bank of America N.A.	(4,753,595)	02/15/28	0.00%	1D ESTR	Monthly	34,441
Sanofi SA	Barclays Bank PLC	(8,102,443)	02/26/27	(0.10)%	1D ESTR	Monthly	92,205
Sanrio Co. Ltd.	Bank of America N.A.	(110,108)	03/15/28	(0.25)%	1D P TONA	Monthly	11,039
Sanrio Co. Ltd.	Barclays Bank PLC	(80,016)	01/20/27	(0.20)%	1D P TONA	Monthly	6,588
Sanrio Co. Ltd.	Barclays Bank PLC	(5,597,952)	05/12/27	(0.20)%	1D P TONA	Monthly	460,916
Sanrio Co. Ltd.	BNP Paribas SA	(22,669)	01/26/28	(1.00)%	1D TONA	Monthly	2,273
Sanrio Co. Ltd.	UBS AG	(13,715,604)	09/03/29	0.00%	1D P TONA	Monthly	1,375,064
Sanrio Co. Ltd.	UBS AG	(377,607)	01/06/31	0.00%	1D P TONA	Monthly	37,857
Santec Holdings Corp.	Barclays Bank PLC	(996,998)	05/12/27	(1.00)%	1D P TONA	Monthly	46,290
Santec Holdings Corp.	BNP Paribas SA	(865,287)	03/24/27	(0.15)%	1D TONA	Monthly	(121,297)
Santec Holdings Corp.	Morgan Stanley & Co. International PLC	(1,072,243)	01/06/27	(1.06)%	1D P TONA	Monthly	49,783
Santec Holdings Corp.	UBS AG	(157,325)	04/03/28	0.00%	1D P TONA	Monthly	(22,054)
Sanyo Denki Co. Ltd.	Barclays Bank PLC	(2,486,826)	05/12/27	(0.20)%	1D P TONA	Monthly	(722,881)
SAP SE	BNP Paribas SA	(6,878,769)	08/17/26	(0.26)%	1D ESTR	Monthly	176,646
Sapporo Holdings Ltd.	Barclays Bank PLC	(5,894,178)	05/12/27	(0.20)%	1D P TONA	Monthly	(5,538)
Saputo, Inc.	Barclays Bank PLC	(24,873,993)	10/23/26	(0.15)%	CABROVER	Monthly	(1,280,369)
Saputo, Inc.	Morgan Stanley & Co. International PLC	(12,612,227)	01/06/27	(0.20)%	CABROVER	Monthly	(658,198)
Sartorius AG	Barclays Bank PLC	(594,418)	08/18/27	(0.26)%	1D OBFR01	Monthly	(1,097)
Sartorius AG	BNP Paribas SA	(4,704,497)	03/24/27	(0.10)%	1D ESTR	Monthly	275,305
Sartorius AG	BNP Paribas SA	(405,394)	01/13/28	(0.10)%	1D ESTR	Monthly	23,712
Sartorius AG	Morgan Stanley & Co. International PLC	(16,354,932)	01/04/27	(0.26)%	1D ESTR	Monthly	1,249,132
Sartorius AG	UBS AG	(282,931)	09/03/29	0.00%	1D ESTR	Monthly	1,396
Sartorius Stedim Biotech	Bank of America N.A.	(230,045)	02/15/28	0.00%	1D ESTR	Monthly	32,851
Sartorius Stedim Biotech	Barclays Bank PLC	(302,473)	08/18/27	(0.26)%	1D OBFR01	Monthly	(1,542)
Sartorius Stedim Biotech	Goldman Sachs Bank USA	(1,654,295)	08/19/26	(0.18)%	1D ESTR	Monthly	236,236
Sartorius Stedim Biotech	Goldman Sachs Bank USA	(1,671,327)	08/19/26	(0.18)%	1D ESTR	Monthly	238,668
Sartorius Stedim Biotech	Morgan Stanley & Co. International PLC	(9,258,762)	01/04/27	(0.26)%	1D ESTR	Monthly	1,311,313
Sartorius Stedim Biotech	Morgan Stanley & Co. International PLC	(1,614,886)	01/06/27	(0.26)%	1D ESTR	Monthly	232,865
Sartorius Stedim Biotech	UBS AG	(13,585,352)	04/18/28	0.00%	1D ESTR	Monthly	1,940,009
Sartorius Stedim Biotech	UBS AG	(22,121,437)	09/03/29	0.00%	1D ESTR	Monthly	3,133,347
Sartorius Stedim Biotech	UBS AG	(2,711,810)	01/20/31	0.00%	1D ESTR	Monthly	387,251
Savaria Corp.	Morgan Stanley & Co. International PLC	(114,061)	01/04/27	(0.20)%	CABROVER	Monthly	5
Sawai Group Holdings Co. Ltd.	Barclays Bank PLC	(148,290)	01/20/27	(0.15)%	1D P TONA	Monthly	422
Sawai Group Holdings Co. Ltd.	UBS AG	(89,417)	01/06/31	0.00%	1D P TONA	Monthly	4,728
SBA Communications Corp.	BNP Paribas SA	(13,599,082)	05/17/27	(0.15)%	1D OBFR01	Monthly	(282,766)
SBA Communications Corp., Class A	Barclays Bank PLC	(770,986)	02/16/27	(0.10)%	1D OBFR01	Monthly	(6,090)
SBI Holdings, Inc.	Barclays Bank PLC	(5,748,278)	09/09/27	(0.17)%	1D P TONA	Monthly	(248,627)
SBM Offshore NV	Barclays Bank PLC	(7,348,478)	08/18/27	(0.10)%	1D ESTR	Monthly	(153,539)
SBM Offshore NV	UBS AG	(4,807,601)	09/03/29	0.00%	1D ESTR	Monthly	(163,426)
SBS Holdings, Inc.	Citibank N.A.	(95,954)	02/24/27	(0.25)%	1D P TONA	Monthly	(2,642)
Scandic Hotels Group AB	Barclays Bank PLC	(2,993,893)	01/18/27	(0.26)%	1D STIBOR	Monthly	68,496
Scandic Hotels Group AB	BNP Paribas SA	(1,159,363)	11/17/27	(0.25)%	1D STIBOR	Monthly	53,525
Scandinavian Tobacco Group A/S	Bank of America N.A.	(38,274)	02/15/28	(0.26)%	1W CIBOR	Monthly	282
Scatec ASA	BNP Paribas SA	(3,971,206)	03/17/27	(0.25)%	NOWA	Monthly	197,308
Scatec ASA	SG Americas Securities LLC	(1,144,365)	12/08/27	(0.27)%	NOWA	Monthly	116,824
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Scentre Group	Barclays Bank PLC	$ (394,707)	09/09/27	(0.15)%	1D AONIA	Monthly	$ (10,027)
Scentre Group	BNP Paribas SA	(14,370,624)	09/07/26	(0.25)%	1D AONIA	Monthly	(696,196)
Schindler Holding AG	Bank of America N.A.	(3,931,750)	02/15/28	0.00%	SSARON	Monthly	(1,808)
Schindler Holding AG	Bank of America N.A.	(127,180)	02/15/28	(0.10)%	SSARON	Monthly	(81)
Schneider Electric SE	Morgan Stanley & Co. International PLC	(13,069,385)	01/04/27	(0.26)%	1D ESTR	Monthly	132,291
Schneider Electric SE	UBS AG	(15,230,745)	09/03/29	0.00%	1D ESTR	Monthly	(281,930)
Schneider National, Inc., Class B	SG Americas Securities LLC	(973,532)	12/08/27	(0.15)%	1D OBFR01	Monthly	(89,591)
Scholastic Corp.	Morgan Stanley & Co. International PLC	(181,185)	01/04/27	(0.15)%	1D FEDL01	Monthly	(597)
Scholastic Corp.	UBS AG	(303,673)	04/21/28	0.00%	1D OBFR01	Monthly	(964)
SCOR SE	Barclays Bank PLC	(17,853,995)	12/10/26	0.00%	1D ESTR	Monthly	345,791
SCOR SE	Barclays Bank PLC	(2,244,515)	02/26/27	0.00%	1D ESTR	Monthly	43,471
SCOR SE	Barclays Bank PLC	(26,273,486)	08/18/27	0.00%	1D ESTR	Monthly	508,857
Scotts Miracle Gro Co.	UBS AG	(15,099,271)	04/21/28	0.00%	1D OBFR01	Monthly	52,462
Scout24 SE	Bank of America N.A.	(321,742)	02/15/28	0.00%	1D ESTR	Monthly	(17,968)
Scout24 SE	Bank of America N.A.	(2,965,383)	02/15/28	0.00%	1D ESTR	Monthly	(24,566)
Scout24 SE	Barclays Bank PLC	(505)	02/19/27	(0.10)%	1D ESTR	Monthly	5
Scout24 SE	BNP Paribas SA	(6,098,260)	01/13/28	(0.10)%	1D ESTR	Monthly	(182,215)
Scout24 SE	UBS AG	(60,560)	01/03/31	0.00%	1D ESTR	Monthly	(3,469)
Scout24 SE	UBS AG	(323,434)	01/20/31	0.00%	1D ESTR	Monthly	(18,524)
SCREEN Holdings Co. Ltd.	Bank of America N.A.	(251,337)	03/15/28	(0.15)%	1D P TONA	Monthly	12,653
SCREEN Holdings Co. Ltd.	BNP Paribas SA	(251,337)	09/09/26	(0.25)%	1D TONA	Monthly	12,653
SCREEN Holdings Co. Ltd.	Citibank N.A.	(3,705,956)	02/24/27	(0.25)%	1D P TONA	Monthly	19,619
SCREEN Holdings Co. Ltd.	SG Americas Securities LLC	(7,882,709)	12/08/27	(0.11)%	1D P TONA	Monthly	(278,947)
SCREEN Holdings Co. Ltd.	SG Americas Securities LLC	(979,736)	12/08/27	(0.10)%	1D P TONA	Monthly	(34,670)
Seabridge Gold, Inc.	BNP Paribas SA	(726,166)	01/17/28	(0.20)%	CABROVER	Monthly	82,364
Seabridge Gold, Inc.	SG Americas Securities LLC	(4,535,808)	12/08/27	(0.20)%	CABROVER	Monthly	629,573
Seacoast Banking Corp. of Florida	SG Americas Securities LLC	(3,010,965)	12/08/27	(0.15)%	1D OBFR01	Monthly	57,253
SEACOR Marine Holdings, Inc.	Bank of America N.A.	(130,239)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,386)
SEACOR Marine Holdings, Inc.	UBS AG	(176,690)	01/14/31	0.00%	1D OBFR01	Monthly	(1,880)
Seadrill Ltd.	Barclays Bank PLC	(981,341)	02/16/27	(0.10)%	1D OBFR01	Monthly	(53,304)
Seadrill Ltd.	BNP Paribas SA	(2,751,810)	01/28/28	(0.10)%	1D OBFR01	Monthly	(222,683)
Seadrill Ltd.	UBS AG	(118,281)	01/14/31	0.00%	1D OBFR01	Monthly	(9,572)
Seagate Technology Holdings PLC	Barclays Bank PLC	(10,911,022)	02/23/27	(0.10)%	1D OBFR01	Monthly	(1,764,188)
Seagate Technology Holdings PLC	BNP Paribas SA	(29,098)	01/28/28	(0.10)%	1D OBFR01	Monthly	(8,626)
Seagate Technology Holdings PLC	Morgan Stanley & Co. International PLC	(1,705,080)	01/06/27	(0.15)%	1D FEDL01	Monthly	(270,706)
SeaWorld Entertainment, Inc.	SG Americas Securities LLC	(13,795,397)	12/08/27	(0.15)%	1D OBFR01	Monthly	(27,327)
Secom Co. Ltd.	Bank of America N.A.	(925,477)	03/15/28	0.00%	1D P TONA	Monthly	45,530
Secom Co. Ltd.	Barclays Bank PLC	(177,952)	01/20/27	(0.17)%	1D P TONA	Monthly	1,962
Secom Co. Ltd.	BNP Paribas SA	(2,880,546)	01/21/28	(0.15)%	1D TONA	Monthly	141,713
Sectra AB, Class B	SG Americas Securities LLC	(3,160,274)	12/08/27	(0.26)%	1D STIBOR	Monthly	(132,880)
Securitas AB, Class B	Barclays Bank PLC	(5,330,546)	02/26/27	(0.26)%	1D STIBOR	Monthly	347,990
Securitas AB, Class B	UBS AG	(3,050,357)	01/20/31	0.00%	TN STIBOR	Monthly	238,827
Sega Sammy Holdings, Inc.	Morgan Stanley & Co. International PLC	(5,915,776)	01/06/27	(0.25)%	1D P TONA	Monthly	361,725
Segro PLC	Morgan Stanley & Co. International PLC	(8,635,670)	01/04/27	(0.25)%	1D SONIA	Monthly	211,953
Seibu Holdings, Inc.	Bank of America N.A.	(941,185)	02/15/28	0.00%	1D P TONA	Monthly	84,602
Seibu Holdings, Inc.	Barclays Bank PLC	(4,590,210)	01/20/27	(0.20)%	1D P TONA	Monthly	361,422
Seibu Holdings, Inc.	Barclays Bank PLC	(4,186,619)	09/09/27	(0.20)%	1D P TONA	Monthly	329,644
Seibu Holdings, Inc.	Citibank N.A.	(4,406,295)	02/24/27	(0.24)%	1D P TONA	Monthly	346,941
Seibu Holdings, Inc.	JPMorgan Chase Bank N.A.	(370,100)	02/10/27	(0.15)%	1D P TONA	Monthly	64,178
Seibu Holdings, Inc.	SG Americas Securities LLC	(17,287,724)	12/08/27	(0.12)%	1D P TONA	Monthly	2,991,740
Seibu Holdings, Inc.	SG Americas Securities LLC	(13,633,913)	12/08/27	(0.10)%	1D P TONA	Monthly	2,364,206
Seiko Epson Corp.	Bank of America N.A.	(202,980)	03/15/28	(0.15)%	1D P TONA	Monthly	1,219
Seiko Epson Corp.	Barclays Bank PLC	(6,435,381)	01/26/27	(0.15)%	1D P TONA	Monthly	(47,871)
Seiko Epson Corp.	Citibank N.A.	(1,836,512)	02/24/27	(0.15)%	1D P TONA	Monthly	(14,308)
Seiko Epson Corp.	UBS AG	(305,823)	01/06/31	0.00%	1D P TONA	Monthly	1,836
Seiko Epson Corp.	UBS AG	(1,354,983)	01/20/31	0.00%	1D P TONA	Monthly	3,185

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Seiko Group Corp.	Barclays Bank PLC	$ (1,838,562)	05/12/27	(0.20)%	1D P TONA	Monthly	$ 152,112
Seikoh Giken Co. Ltd.	BNP Paribas SA	(594,518)	03/24/27	(0.25)%	1D TONA	Monthly	18,038
Sekisui Chemical Co. Ltd.	Barclays Bank PLC	(6,734,498)	01/20/27	(0.20)%	1D P TONA	Monthly	148,301
Sekisui Chemical Co. Ltd.	Barclays Bank PLC	(4,617,541)	01/26/27	(0.20)%	1D P TONA	Monthly	106,196
Sekisui Chemical Co. Ltd.	Barclays Bank PLC	(12,419,053)	05/12/27	(0.20)%	1D P TONA	Monthly	285,618
Sekisui Chemical Co. Ltd.	Citibank N.A.	(10,933,095)	02/24/27	(0.24)%	1D P TONA	Monthly	252,361
Sekisui Chemical Co. Ltd.	Citibank N.A.	(10,667,244)	02/24/27	(0.25)%	1D P TONA	Monthly	243,951
Select Water Solutions, Inc., Class A	UBS AG	(3,027,565)	04/21/28	0.00%	1D OBFR01	Monthly	(340,953)
Sembcorp Industries Ltd.	Bank of America N.A.	(5,359,585)	02/15/28	(0.30)%	SORA	Monthly	317,364
Sembcorp Industries Ltd.	Barclays Bank PLC	(4,586,116)	02/22/27	(0.46)%	SORA	Monthly	140,060
Sembcorp Industries Ltd.	Barclays Bank PLC	(10,650,593)	09/09/27	(0.46)%	SORA	Monthly	325,270
Sembcorp Industries Ltd.	BNP Paribas SA	(1,687,979)	09/07/26	(1.25)%	SORA	Monthly	99,952
Sembcorp Industries Ltd.	BNP Paribas SA	(879,356)	01/14/28	0.00%	1D OBFR01	Monthly	(4,397)
Sembcorp Industries Ltd.	Morgan Stanley & Co. International PLC	(8,678,000)	01/06/27	(0.56)%	SORA	Monthly	265,027
Sembcorp Industries Ltd.	Morgan Stanley & Co. International PLC	(6,132,685)	01/07/27	(0.34)%	SORA	Monthly	187,293
Semtech Corp.	Bank of America N.A.	(972,297)	02/15/28	(0.15)%	1D OBFR01	Monthly	(21,582)
Semtech Corp.	UBS AG	(45,878)	01/14/31	0.00%	1D OBFR01	Monthly	(5,176)
Senko Group Holdings Co. Ltd.	Barclays Bank PLC	(7,639,425)	05/12/27	(0.19)%	1D P TONA	Monthly	184,391
Senko Group Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	(4,165,415)	01/06/27	(0.25)%	1D P TONA	Monthly	100,539
Sensata Technologies Holding PLC	Goldman Sachs Bank USA	(1,066,783)	08/18/26	(0.15)%	1D FEDL01	Monthly	(79,857)
Senshu Electric Co. Ltd.	Barclays Bank PLC	(70,250)	01/20/27	(0.15)%	1D P TONA	Monthly	82
Sensient Technologies Corp.	Barclays Bank PLC	(6,614,739)	12/23/26	(0.15)%	1D OBFR01	Monthly	(976,981)
SentinelOne, Inc., Class A	BNP Paribas SA	(104,128)	05/17/27	0.00%	1D OBFR01	Monthly	(18)
Seria Co. Ltd.	Barclays Bank PLC	(83,951)	05/12/27	(0.15)%	1D P TONA	Monthly	(1,357)
Serica Energy PLC	Bank of America N.A.	(219,389)	02/15/28	(0.25)%	1D SONIA	Monthly	(24,612)
Serica Energy PLC	SG Americas Securities LLC	(1,411,645)	12/08/27	(0.25)%	1D SONIA	Monthly	(159,583)
Service Corp. International	UBS AG	(3,883,473)	01/22/31	0.00%	1D OBFR01	Monthly	(21,687)
ServiceTitan, Inc., Class A	Barclays Bank PLC	(79,639)	02/16/27	(0.15)%	1D OBFR01	Monthly	6,325
ServiceTitan, Inc., Class A	BNP Paribas SA	(602,138)	01/28/28	(0.15)%	1D OBFR01	Monthly	17,884
SES AI Corp., Class A	UBS AG	(52,490)	01/14/31	0.00%	1D OBFR01	Monthly	4,978
Seven & i Holdings Co. Ltd.	BNP Paribas SA	(4,138,205)	01/21/28	(0.25)%	1D TONA	Monthly	237,375
Seven & i Holdings Co. Ltd.	UBS AG	(1,393,735)	01/20/31	0.00%	1D P TONA	Monthly	42,069
Seven Bank Ltd.	Barclays Bank PLC	(850,607)	01/20/27	(0.20)%	1D P TONA	Monthly	7,139
Seven Bank Ltd.	Barclays Bank PLC	(3,585,319)	05/12/27	(0.20)%	1D P TONA	Monthly	30,092
Seven Bank Ltd.	UBS AG	(92,545)	01/06/31	0.00%	1D P TONA	Monthly	1,697
Sezzle, Inc.	BNP Paribas SA	(3,691,137)	05/17/27	(0.15)%	1D OBFR01	Monthly	(467,008)
Sezzle, Inc.	UBS AG	(1,365,787)	04/21/28	0.00%	1D OBFR01	Monthly	(172,801)
SFS Group AG	SG Americas Securities LLC	(4,331,877)	12/08/27	(0.26)%	SSARON	Monthly	41,724
SG Holdings Co. Ltd.	Bank of America N.A.	(193,377)	03/15/28	(0.15)%	1D P TONA	Monthly	8,068
SG Holdings Co. Ltd.	Barclays Bank PLC	(141,315)	01/20/27	(0.15)%	1D P TONA	Monthly	3,736
SG Holdings Co. Ltd.	BNP Paribas SA	(20,928,709)	09/09/26	(0.25)%	1D TONA	Monthly	873,160
SG Holdings Co. Ltd.	BNP Paribas SA	(7,804,439)	03/24/27	(0.25)%	1D TONA	Monthly	325,606
Shake Shack, Inc., Class A	BNP Paribas SA	(122,129)	05/17/27	0.00%	1D OBFR01	Monthly	(3)
Shapir Engineering and Industry Ltd.	Goldman Sachs Bank USA	(99,621)	08/19/26	(0.55)%	SHIR	Monthly	(4,030)
SharkNinja, Inc.	BNP Paribas SA	(3,498,682)	05/17/27	(0.15)%	1D OBFR01	Monthly	(606)
Sharplink Gaming, Inc.	BNP Paribas SA	(339,265)	01/28/28	(0.10)%	1D OBFR01	Monthly	16,582
Sharplink Gaming, Inc.	UBS AG	(65,414)	01/14/31	0.00%	1D OBFR01	Monthly	1,413
Shell PLC	Barclays Bank PLC	(402,258)	02/16/27	(0.15)%	1D OBFR01	Monthly	(5,304)
Shenandoah Telecommunications Co.	UBS AG	(2,285,437)	04/21/28	0.00%	1D OBFR01	Monthly	(31,671)
Sherwin-Williams Co.	Goldman Sachs Bank USA	(1,220,272)	08/18/26	(0.15)%	1D FEDL01	Monthly	49,290
Shibaura Machine Co. Ltd.	Barclays Bank PLC	(70,499)	01/20/27	(0.20)%	1D P TONA	Monthly	716
Shibaura Machine Co. Ltd.	Citibank N.A.	(119,306)	02/24/27	(0.15)%	1D P TONA	Monthly	1,211
Shibaura Machine Co. Ltd.	UBS AG	(342,455)	01/06/31	0.00%	1D P TONA	Monthly	4,273
SHIFT, Inc.	Barclays Bank PLC	(140,183)	01/20/27	(0.20)%	1D P TONA	Monthly	12,057
Shiga Bank Ltd.	Barclays Bank PLC	(3,240,874)	05/12/27	(0.20)%	1D P TONA	Monthly	(149,537)
Shikoku Kasei Holdings Corp.	Barclays Bank PLC	(2,370,311)	05/12/27	(0.20)%	1D P TONA	Monthly	(228,008)
Shimadzu Corp.	Barclays Bank PLC	(4,800,733)	01/20/27	(0.20)%	1D P TONA	Monthly	49,359
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Shimadzu Corp.	Barclays Bank PLC	$ (1,099,564)	05/12/27	(0.20)%	1D P TONA	Monthly	$ (2,272)
Shimadzu Corp.	Citibank N.A.	(1,129,722)	02/24/27	(0.15)%	1D P TONA	Monthly	11,615
Shimadzu Corp.	Citibank N.A.	(305,330)	02/24/27	(0.15)%	1D P TONA	Monthly	3,139
Shimadzu Corp.	UBS AG	(264,516)	09/03/29	0.00%	1D P TONA	Monthly	(482)
Shimadzu Corp.	UBS AG	(2,144,667)	01/06/31	0.00%	1D P TONA	Monthly	17,707
Shimadzu Corp.	UBS AG	(616,476)	01/20/31	0.00%	1D P TONA	Monthly	37,664
Shimamura Co. Ltd.	UBS AG	(1,190,993)	01/20/31	0.00%	1D P TONA	Monthly	19,878
Shimano, Inc.	Barclays Bank PLC	(139,960)	01/20/27	(0.20)%	1D P TONA	Monthly	3,571
Shimano, Inc.	Barclays Bank PLC	(1,033,554)	01/26/27	(0.20)%	1D P TONA	Monthly	26,371
Shimano, Inc.	Barclays Bank PLC	(11,692,076)	09/09/27	(0.20)%	1D P TONA	Monthly	298,321
Shimano, Inc.	Citibank N.A.	(3,240,622)	02/24/27	(0.15)%	1D P TONA	Monthly	82,684
Shimano, Inc.	Morgan Stanley & Co. International PLC	(10,820,015)	01/07/27	(0.25)%	1D P TONA	Monthly	276,071
Shin Nippon Biomedical Laboratories Ltd.	Barclays Bank PLC	(3,969,014)	05/12/27	(0.20)%	1D P TONA	Monthly	87,374
Shin Nippon Biomedical Laboratories Ltd.	JPMorgan Chase Bank N.A.	(178,565)	02/10/27	(0.75)%	1D P TONA	Monthly	11,435
Shin-Etsu Chemical Co. Ltd.	Barclays Bank PLC	(173,947)	01/20/27	(0.15)%	1D P TONA	Monthly	(14,826)
Shin-Etsu Chemical Co. Ltd.	Barclays Bank PLC	(39,339,433)	05/12/27	(0.15)%	1D P TONA	Monthly	(3,221,952)
Shin-Etsu Chemical Co. Ltd.	Citibank N.A.	(3,820,934)	02/24/27	(0.23)%	1D P TONA	Monthly	(304,445)
Shin-Etsu Chemical Co. Ltd.	Citibank N.A.	(9,891,056)	02/24/27	(0.15)%	1D P TONA	Monthly	(786,124)
Shinmaywa Industries Ltd.	Barclays Bank PLC	(1,278,003)	05/12/27	(0.20)%	1D P TONA	Monthly	(64,114)
Shionogi & Co. Ltd.	Barclays Bank PLC	(961,942)	01/26/27	(0.15)%	1D P TONA	Monthly	(23,961)
Shionogi & Co. Ltd.	Barclays Bank PLC	(5,566,647)	05/12/27	(0.15)%	1D P TONA	Monthly	(138,662)
Shionogi & Co. Ltd.	Barclays Bank PLC	(5,733,089)	09/09/27	(0.15)%	1D P TONA	Monthly	(131,824)
Shionogi & Co. Ltd.	UBS AG	(3,778,293)	09/03/29	0.00%	1D P TONA	Monthly	155,907
Shiseido Co. Ltd.	Barclays Bank PLC	(7,481,172)	01/20/27	(0.20)%	1D P TONA	Monthly	(176,124)
Shoals Technologies Group, Inc., Class A	BNP Paribas SA	(491,771)	01/28/28	(0.15)%	1D OBFR01	Monthly	(7,981)
Shoals Technologies Group, Inc., Class A	SG Americas Securities LLC	(2,945,936)	12/08/27	(0.15)%	1D OBFR01	Monthly	(424,316)
Shoals Technologies Group, Inc., Class A	UBS AG	(95,207)	01/14/31	0.00%	1D OBFR01	Monthly	(3,622)
SHO-BOND Holdings Co. Ltd.	Barclays Bank PLC	(262,909)	01/20/27	(0.20)%	1D P TONA	Monthly	4,919
Shoei Co. Ltd.	Barclays Bank PLC	(392,067)	01/20/27	(0.20)%	1D P TONA	Monthly	(22,393)
Shoei Co. Ltd.	Barclays Bank PLC	(4,882,784)	05/12/27	(0.20)%	1D P TONA	Monthly	(280,131)
Shopify, Inc., Class A	Barclays Bank PLC	(1,396,718)	10/23/26	(0.20)%	CABROVER	Monthly	121,716
Shopify, Inc., Class A	BNP Paribas SA	(188,945)	01/17/28	(0.20)%	CABROVER	Monthly	11,119
Shopify, Inc., Class A	Morgan Stanley & Co. International PLC	(8,822,794)	01/04/27	(0.20)%	CABROVER	Monthly	649,500
Shurgard Self Storage Ltd.	Barclays Bank PLC	(551,910)	12/10/26	(0.84)%	1D ESTR	Monthly	26,873
Shurgard Self Storage Ltd.	UBS AG	(369,591)	04/24/28	0.00%	1D ESTR	Monthly	20,530
Sidus Space, Inc., Class A	UBS AG	(31,870)	01/14/31	0.00%	1D OBFR01	Monthly	4,098
Siegfried Holding AG	BNP Paribas SA	(100,640)	03/17/27	(0.26)%	SSARON	Monthly	2,707
Siemens AG, Class N	Bank of America N.A.	(488,707)	02/15/28	(0.10)%	1D ESTR	Monthly	(32,513)
Siemens Energy AG	BNP Paribas SA	(415,727)	01/13/28	(0.26)%	1D ESTR	Monthly	(27,613)
SIF Holding NV	Goldman Sachs Bank USA	(47)	08/19/26	(0.25)%	1D ESTR	Monthly	—
SIG Group AG	Bank of America N.A.	(208,158)	02/15/28	(0.26)%	SSARON	Monthly	(17,487)
SIG Group AG	BNP Paribas SA	(482,847)	01/14/28	(0.26)%	SSARON	Monthly	(42,821)
SIG Group AG	UBS AG	(320,583)	01/07/31	0.00%	SSARON	Monthly	(15,656)
Sigma Healthcare Ltd.	Bank of America N.A.	(2,669,544)	02/15/28	(0.30)%	1D AONIA	Monthly	(106,882)
Sigma Healthcare Ltd.	Bank of America N.A.	(3,213,799)	02/15/28	(0.30)%	1D AONIA	Monthly	(128,672)
Sigma Healthcare Ltd.	Barclays Bank PLC	(1,435,101)	01/27/27	(0.25)%	1D AONIA	Monthly	6,055
Sigma Healthcare Ltd.	Barclays Bank PLC	(2,346,729)	05/12/27	(0.25)%	1D AONIA	Monthly	7,220
Sigma Healthcare Ltd.	Barclays Bank PLC	(17,075,914)	09/09/27	(0.25)%	1D AONIA	Monthly	72,052
Sigma Healthcare Ltd.	BNP Paribas SA	(882,448)	03/22/27	(0.25)%	1D AONIA	Monthly	(28,935)
Sigma Healthcare Ltd.	JPMorgan Chase Bank N.A.	(2,360,529)	02/10/27	(0.25)%	1D AONIA	Monthly	(94,509)
Sigma Healthcare Ltd.	JPMorgan Chase Bank N.A.	(1,929,092)	02/10/27	(0.25)%	1D AONIA	Monthly	(77,236)
Sigma Healthcare Ltd.	Morgan Stanley & Co. International PLC	(6,345,527)	01/06/27	(0.30)%	1D AONIA	Monthly	13,017

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Sigma Healthcare Ltd.	Morgan Stanley & Co. International PLC	$ (4,259,905)	01/07/27	(0.30)%	1D AONIA	Monthly	$ 17,975
Sigma Healthcare Ltd.	SG Americas Securities LLC	(622,729)	12/08/27	(0.30)%	1D AONIA	Monthly	(24,932)
Sigma Healthcare Ltd.	SG Americas Securities LLC	(298,776)	12/08/27	(0.30)%	1D AONIA	Monthly	(11,962)
Sigma Healthcare Ltd.	UBS AG	(111,889)	04/18/28	0.00%	1D AONIA	Monthly	(4,480)
Sigma Healthcare Ltd.	UBS AG	(1,839,305)	09/03/29	0.00%	1D AONIA	Monthly	(73,641)
SigmaRoc PLC	Bank of America N.A.	(21,376)	02/15/28	(0.50)%	1D SONIA	Monthly	1,399
SigmaRoc PLC	Barclays Bank PLC	(237,649)	12/10/26	(0.10)%	1D SONIA	Monthly	11,265
SigmaRoc PLC	BNP Paribas SA	(672,989)	03/17/27	(0.25)%	1D SONIA	Monthly	44,051
SigmaRoc PLC	Goldman Sachs Bank USA	(641,562)	08/19/26	(0.25)%	1D SONIA	Monthly	41,994
SigmaRoc PLC	Morgan Stanley & Co. International PLC	(1,072,235)	01/04/27	(0.25)%	1D SONIA	Monthly	50,824
SigmaRoc PLC	SG Americas Securities LLC	(1,277,182)	12/08/27	(0.25)%	1D SONIA	Monthly	24,727
Signify NV	Bank of America N.A.	(39,362)	02/15/28	(0.26)%	1D ESTR	Monthly	83
Signify NV	BNP Paribas SA	(268,949)	01/13/28	(0.26)%	1D ESTR	Monthly	570
Signify NV	Morgan Stanley & Co. International PLC	(13,943,571)	01/04/27	(0.26)%	1D ESTR	Monthly	(24,211)
Sika AG	BNP Paribas SA	(433,226)	03/22/27	(0.26)%	SSARON	Monthly	1,944
Sika AG	SG Americas Securities LLC	(13,663,584)	12/08/27	(0.26)%	SSARON	Monthly	(96,489)
Silex Systems Ltd.	UBS AG	(198,157)	01/03/31	0.00%	1D AONIA	Monthly	7,016
Silgan Holdings, Inc.	SG Americas Securities LLC	(18,265,243)	12/08/27	(0.15)%	1D OBFR01	Monthly	307,270
Silicon Laboratories, Inc.	UBS AG	(75,641)	01/14/31	0.00%	1D OBFR01	Monthly	(2,078)
Silvaco Group, Inc.	UBS AG	(281,757)	01/14/31	0.00%	1D OBFR01	Monthly	(64,005)
Silvercorp Metals, Inc.	Bank of America N.A.	(448,240)	02/15/28	(0.20)%	CABROVER	Monthly	16,905
Silvercorp Metals, Inc.	BNP Paribas SA	(472,903)	05/18/26	(0.20)%	CABROVER	Monthly	1,427
Simply Good Foods Co.	BNP Paribas SA	(760,676)	05/17/27	(0.15)%	1D OBFR01	Monthly	(54,479)
Simply Good Foods Co.	BNP Paribas SA	(35,242)	01/28/28	(0.15)%	1D OBFR01	Monthly	(4,962)
Simply Good Foods Co.	SG Americas Securities LLC	(313,028)	12/08/27	(0.15)%	1D OBFR01	Monthly	22,592
Simpson Manufacturing Co., Inc.	SG Americas Securities LLC	(12,407,824)	12/08/27	(0.15)%	1D OBFR01	Monthly	(1,101,391)
Simpson Manufacturing Co., Inc.	UBS AG	(1,695,006)	01/14/31	0.00%	1D OBFR01	Monthly	(178,153)
Sinfonia Technology Co. Ltd.	Barclays Bank PLC	(7,911,472)	05/12/27	(0.20)%	1D P TONA	Monthly	(665,010)
Sinfonia Technology Co. Ltd.	Morgan Stanley & Co. International PLC	(42,381)	01/06/27	(0.25)%	1D P TONA	Monthly	(3,581)
Singapore Airlines Ltd.	Barclays Bank PLC	(2,982,361)	01/26/27	(0.30)%	SORA	Monthly	76,596
Singapore Airlines Ltd.	Barclays Bank PLC	(4,522,087)	02/22/27	(0.30)%	SORA	Monthly	116,141
Singapore Airlines Ltd.	Barclays Bank PLC	(38,295,405)	09/09/27	(0.30)%	SORA	Monthly	983,541
Singapore Exchange Ltd.	Morgan Stanley & Co. International PLC	(21,123,515)	01/06/27	(0.30)%	SORA	Monthly	(63,535)
Singapore Exchange Ltd.	Morgan Stanley & Co. International PLC	(11,835,393)	01/07/27	(0.30)%	SORA	Monthly	(67,040)
Sinko Industries Ltd.	Barclays Bank PLC	(58,529)	01/20/27	(0.20)%	1D P TONA	Monthly	(1,545)
Sinko Industries Ltd.	Goldman Sachs Bank USA	(96,740)	08/19/26	(0.25)%	1D P TONA	Monthly	(1,562)
Sino Land Co. Ltd.	Barclays Bank PLC	(440,912)	05/13/27	(0.30)%	HONIA	Monthly	(14,502)
Sino Land Co. Ltd.	Barclays Bank PLC	(1,077,439)	09/09/27	(0.30)%	HONIA	Monthly	(35,438)
Sino Land Co. Ltd.	Citibank N.A.	(1,025,433)	02/24/27	(0.30)%	HONIA	Monthly	(33,728)
Sirius Real Estate Ltd.	BNP Paribas SA	(3,912,168)	03/17/27	(0.25)%	1D SONIA	Monthly	19,444
Sirius Real Estate Ltd.	SG Americas Securities LLC	(8,299,370)	12/08/27	(0.25)%	1D SONIA	Monthly	(8,299)
SiteMinder Ltd.	Barclays Bank PLC	(151,918)	01/20/27	(0.15)%	1D AONIA	Monthly	3,141
SiteMinder Ltd.	BNP Paribas SA	(133,975)	01/14/28	(0.25)%	1D AONIA	Monthly	(1,052)
SiteOne Landscape Supply, Inc.	Barclays Bank PLC	(2,809,650)	02/23/27	(0.14)%	1D OBFR01	Monthly	340,457
SiteOne Landscape Supply, Inc.	SG Americas Securities LLC	(6,433,414)	12/08/27	(0.13)%	1D OBFR01	Monthly	390,703
SiTime Corp.	Bank of America N.A.	(752,981)	02/15/28	(0.15)%	1D OBFR01	Monthly	(179,064)
SiTime Corp.	Barclays Bank PLC	(122,729)	02/16/27	(0.15)%	1D OBFR01	Monthly	(11,062)
SiTime Corp.	BNP Paribas SA	(436,892)	01/28/28	(0.15)%	1D OBFR01	Monthly	(103,896)
SiTime Corp.	Morgan Stanley & Co. International PLC	(6,220,743)	01/06/27	(0.15)%	1D FEDL01	Monthly	(440,173)
SJW Group	Barclays Bank PLC	(3,086,586)	12/23/26	(1.00)%	1D OBFR01	Monthly	192,464
SJW Group	Morgan Stanley & Co. International PLC	(1,518,379)	01/04/27	(0.29)%	1D FEDL01	Monthly	82,444
SJW Group	UBS AG	(261,721)	04/21/28	0.00%	1D OBFR01	Monthly	(12)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Skandinaviska Enskilda Banken AB, Class A	Citibank N.A.	$ (11,875,650)	07/06/26	(0.03)%	TN STIBOR	Monthly	$ (83,174)
Skandinaviska Enskilda Banken AB, Class A	SG Americas Securities LLC	(9,397,841)	12/08/27	(0.26)%	1D STIBOR	Monthly	(32,830)
Skandinaviska Enskilda Banken AB, Class A	SG Americas Securities LLC	(2,738,832)	12/08/27	0.10%	1D STIBOR	Monthly	(9,568)
Skeena Resources Ltd.	BNP Paribas SA	(9,484,136)	08/17/26	(0.20)%	CABROVER	Monthly	961,753
Skeena Resources Ltd.	Morgan Stanley & Co. International PLC	(12,538,781)	01/04/27	(0.20)%	CABROVER	Monthly	1,500,149
Skeena Resources Ltd.	Morgan Stanley & Co. International PLC	(5,945,571)	01/06/27	(0.20)%	CABROVER	Monthly	753,682
SKF AB, Class B	BNP Paribas SA	(344,498)	01/13/28	(0.26)%	1D STIBOR	Monthly	7,581
SKF AB, Class B	UBS AG	(50,524)	01/03/31	0.00%	TN STIBOR	Monthly	(639)
SKY Perfect JSAT Holdings, Inc.	Barclays Bank PLC	(1,897,282)	05/12/27	(0.20)%	1D P TONA	Monthly	(148,444)
SKY Perfect JSAT Holdings, Inc.	Citibank N.A.	(240,913)	02/24/27	(0.25)%	1D P TONA	Monthly	(18,896)
SKY Perfect JSAT Holdings, Inc.	UBS AG	(2,967,128)	09/03/29	0.00%	1D P TONA	Monthly	(231,366)
SKY Perfect JSAT Holdings, Inc.	UBS AG	(311,376)	01/06/31	0.00%	1D P TONA	Monthly	(27,031)
Skylark Holdings Co. Ltd.	Bank of America N.A.	(206,573)	03/15/28	(0.15)%	1D P TONA	Monthly	2,908
Skyline Champion Corp.	Citibank N.A.	(117,738)	06/25/26	(0.15)%	1D OBFR01	Monthly	8,271
Skyworks Solutions, Inc.	Bank of America N.A.	(804,937)	02/15/28	(0.15)%	1D OBFR01	Monthly	(170,075)
SKYX Platforms Corp.	Bank of America N.A.	(170,189)	02/15/28	(0.56)%	1D OBFR01	Monthly	13,091
SKYX Platforms Corp.	BNP Paribas SA	(100,650)	01/28/28	(0.60)%	1D OBFR01	Monthly	7,742
SKYX Platforms Corp.	UBS AG	(22,589)	01/14/31	0.00%	1D OBFR01	Monthly	1,738
SM Energy Co.	Barclays Bank PLC	(13,597,849)	12/23/26	(0.15)%	1D OBFR01	Monthly	(925,029)
SMA Solar Technology AG	Barclays Bank PLC	(226)	12/10/26	(0.26)%	1D ESTR	Monthly	(30)
SMA Solar Technology AG	Barclays Bank PLC	(396)	08/18/27	(0.26)%	1D ESTR	Monthly	(53)
SMA Solar Technology AG	BNP Paribas SA	(188,424)	01/13/28	(0.26)%	1D ESTR	Monthly	(7,520)
SmartCentres Real Estate Investment Trust	Barclays Bank PLC	(1,516,905)	12/23/26	(0.20)%	CABROVER	Monthly	(850)
Smartstop Self Storage REIT, Inc.	Morgan Stanley & Co. International PLC	(3,073,207)	01/04/27	(0.15)%	1D FEDL01	Monthly	35,701
SMC Corp.	Barclays Bank PLC	(1,506,185)	05/12/27	0.00%	1D P TONA	Monthly	(18,213)
SMG Swiss Marketplace Group AG	BNP Paribas SA	(202,948)	01/14/28	(0.26)%	SSARON	Monthly	7,165
Smith & Nephew PLC	Bank of America N.A.	(2,321,683)	02/15/28	0.00%	1D SONIA	Monthly	226,095
Smith & Nephew PLC	BNP Paribas SA	(23,910)	03/22/27	(0.10)%	1D SONIA	Monthly	2,371
Smith & Nephew PLC	BNP Paribas SA	(1,592,068)	01/19/28	(0.10)%	1D SONIA	Monthly	123,433
SMS Co. Ltd.	Barclays Bank PLC	(8,403,782)	05/12/27	(0.20)%	1D P TONA	Monthly	(50,252)
SMS Co. Ltd.	Citibank N.A.	(2,010,204)	02/24/27	(0.16)%	1D P TONA	Monthly	(12,156)
Smurfit WestRock PLC	Bank of America N.A.	(806,039)	02/15/28	(0.15)%	1D OBFR01	Monthly	45,303
Smurfit WestRock PLC	Barclays Bank PLC	(2,919,477)	02/16/27	(0.15)%	1D OBFR01	Monthly	95,624
Smurfit WestRock PLC	BNP Paribas SA	(3,234,623)	01/28/28	(0.15)%	1D OBFR01	Monthly	235,174
Smurfit WestRock PLC	SG Americas Securities LLC	(8,659,198)	12/08/27	(0.09)%	1D OBFR01	Monthly	796,695
Smurfit WestRock PLC	UBS AG	(409,653)	01/14/31	0.00%	1D OBFR01	Monthly	29,784
Snap, Inc., Class A	Bank of America N.A.	(252,170)	02/15/28	(0.64)%	1D OBFR01	Monthly	(1,253)
Snap-on, Inc.	Bank of America N.A.	(2,818,589)	02/15/28	(0.15)%	1D OBFR01	Monthly	(117,872)
Snap-on, Inc.	Barclays Bank PLC	(1,666,412)	02/16/27	(0.15)%	1D OBFR01	Monthly	(4,445)
Snap-on, Inc.	BNP Paribas SA	(202,037)	01/28/28	(0.15)%	1D OBFR01	Monthly	(8,449)
Snap-on, Inc.	UBS AG	(31,857,154)	04/18/28	0.00%	1D OBFR01	Monthly	(1,332,251)
Snap-on, Inc.	UBS AG	(1,079,373)	01/14/31	0.00%	1D OBFR01	Monthly	(45,139)
Snowline Gold Corp.	Bank of America N.A.	(13,647)	02/15/28	(0.20)%	CABROVER	Monthly	1,080
Snowline Gold Corp.	Barclays Bank PLC	(592,802)	12/23/26	(0.15)%	CABROVER	Monthly	30,400
Snowline Gold Corp.	BNP Paribas SA	(328,362)	05/18/26	(0.20)%	CABROVER	Monthly	25,984
Snowline Gold Corp.	Morgan Stanley & Co. International PLC	(736,140)	01/04/27	(0.20)%	CABROVER	Monthly	37,751
Snowline Gold Corp.	UBS AG	(249,640)	04/21/28	0.00%	1D CORRA	Monthly	19,755
Societe BIC SA	Bank of America N.A.	(3,464,032)	02/15/28	(0.26)%	1D ESTR	Monthly	(45,774)
Societe BIC SA	Citibank N.A.	(111,727)	06/25/26	(0.26)%	1D ESTR	Monthly	(1,868)
Societe Generale SA	Bank of America N.A.	(7,817,674)	02/15/28	0.00%	1D ESTR	Monthly	332,702
Socionext, Inc.	Barclays Bank PLC	(180,365)	01/20/27	(0.20)%	1D P TONA	Monthly	(3,391)
Socionext, Inc.	UBS AG	(176,440)	01/06/31	0.00%	1D P TONA	Monthly	(6,099)
Sodexo SA	Bank of America N.A.	(546,098)	02/15/28	(0.26)%	1D ESTR	Monthly	(40,002)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Sodexo SA	Barclays Bank PLC	$ (1,071,635)	02/26/27	(0.26)%	1D ESTR	Monthly	$ (26,813)
Sodexo SA	UBS AG	(2,273,914)	01/20/31	0.00%	1D ESTR	Monthly	(166,567)
SoFi Technologies, Inc.	UBS AG	(681,194)	01/22/31	0.00%	1D OBFR01	Monthly	97,521
SoftBank Corp.	Barclays Bank PLC	(221,744)	01/20/27	(0.15)%	1D P TONA	Monthly	(1,058)
SoftBank Corp.	UBS AG	(548,807)	09/03/29	0.00%	1D P TONA	Monthly	(3,484)
SoftBank Group Corp.	Barclays Bank PLC	(23,394,679)	05/12/27	(0.20)%	1D P TONA	Monthly	1,133,385
SoftBank Group Corp.	Barclays Bank PLC	(45,109,335)	09/09/27	(0.20)%	1D P TONA	Monthly	2,185,380
SoftBank Group Corp.	Goldman Sachs Bank USA	(5,955,423)	08/19/26	0.20%	1D P TONA	Monthly	(1,211,095)
SoftBank Group Corp.	UBS AG	(8,516)	01/06/31	0.00%	1D P TONA	Monthly	(1,732)
Softcat PLC	Morgan Stanley & Co. International PLC	(1,095,653)	01/04/27	(0.25)%	1D SONIA	Monthly	(22,561)
Softwareone Holding AG	BNP Paribas SA	(100,968)	03/17/27	0.00%	SSARON	Monthly	(284)
SOITEC	Bank of America N.A.	(248,120)	02/15/28	(0.26)%	1D ESTR	Monthly	(165,913)
SOITEC	Bank of America N.A.	(671,264)	02/15/28	(0.26)%	1D ESTR	Monthly	(114,074)
SOITEC	Barclays Bank PLC	(194,540)	02/19/27	(0.26)%	1D ESTR	Monthly	(32,786)
SOITEC	Morgan Stanley & Co. International PLC	(271,265)	01/04/27	(0.26)%	1D ESTR	Monthly	(2,700)
SOITEC	UBS AG	(57,598)	01/03/31	0.00%	1D ESTR	Monthly	(17,174)
Sojitz Corp.	Barclays Bank PLC	(15,185,242)	05/12/27	(0.16)%	1D P TONA	Monthly	98,488
Sojitz Corp.	Barclays Bank PLC	(28,983,154)	09/09/27	(0.16)%	1D P TONA	Monthly	187,978
Solaria Energia y Medio Ambiente SA	Barclays Bank PLC	(2,084,587)	02/26/27	(0.10)%	1D ESTR	Monthly	21,817
Solaria Energia y Medio Ambiente SA	BNP Paribas SA	(10,212,916)	08/17/26	(0.26)%	1D ESTR	Monthly	(58,328)
Solaria Energia y Medio Ambiente SA	BNP Paribas SA	(415,104)	03/22/27	(0.26)%	1D ESTR	Monthly	3,269
Solaris Energy Infrastructure, Inc., Class A	Morgan Stanley & Co. International PLC	(506,201)	01/04/27	(0.15)%	1D FEDL01	Monthly	(58,676)
Solaris Energy Infrastructure, Inc., Class A	SG Americas Securities LLC	(5,288,200)	12/08/27	(0.10)%	1D OBFR01	Monthly	(1,108,928)
Solaris Resources, Inc.	Bank of America N.A.	(66,832)	02/15/28	(0.20)%	CABROVER	Monthly	382
Solaris Resources, Inc.	Barclays Bank PLC	(110,785)	02/16/27	(0.18)%	CABROVER	Monthly	5,668
Solaris Resources, Inc.	BNP Paribas SA	(457,359)	01/17/28	(0.20)%	CABROVER	Monthly	2,615
Solaris Resources, Inc.	Goldman Sachs Bank USA	(113,045)	08/18/26	(0.15)%	1D CORRA	Monthly	646
Solstice Advanced Materials, Inc.	BNP Paribas SA	(518,606)	01/28/28	(0.10)%	1D OBFR01	Monthly	(16,773)
Solventum Corp.	Bank of America N.A.	(1,021,285)	02/15/28	(0.15)%	1D OBFR01	Monthly	13,310
Solventum Corp.	Barclays Bank PLC	(22,184)	02/16/27	(0.15)%	1D OBFR01	Monthly	562
Solventum Corp.	BNP Paribas SA	(150,671)	01/24/28	0.00%	1D OBFR01	Monthly	(1,158)
Solventum Corp.	BNP Paribas SA	(5,720,996)	01/28/28	(0.15)%	1D OBFR01	Monthly	144,060
Solventum Corp.	UBS AG	(1,250,088)	01/14/31	0.00%	1D OBFR01	Monthly	31,478
Sompo Holdings, Inc.	Bank of America N.A.	(192,274)	03/15/28	0.00%	1D P TONA	Monthly	(1,246)
Sompo Holdings, Inc.	Bank of America N.A.	(63,189)	03/15/28	(0.15)%	1D P TONA	Monthly	(77)
Sompo Holdings, Inc.	Barclays Bank PLC	(152,419)	01/20/27	(0.20)%	1D P TONA	Monthly	(164)
Sompo Holdings, Inc.	Barclays Bank PLC	(26,454,039)	05/12/27	(0.20)%	1D P TONA	Monthly	(28,442)
Sompo Holdings, Inc.	Barclays Bank PLC	(9,282,706)	09/09/27	(0.20)%	1D P TONA	Monthly	(9,980)
Sompo Holdings, Inc.	Citibank N.A.	(10,236,295)	02/24/27	(0.24)%	1D P TONA	Monthly	(16,549)
Sompo Holdings, Inc.	Citibank N.A.	(7,205,663)	02/24/27	(0.24)%	1D P TONA	Monthly	(17,847)
Sompo Holdings, Inc.	UBS AG	(320,335)	04/18/28	0.00%	1D P TONA	Monthly	4,004
Sompo Holdings, Inc.	UBS AG	(435,297)	01/20/31	0.00%	1D P TONA	Monthly	3,599
Sonic Healthcare Ltd.	Barclays Bank PLC	(4,926,289)	01/20/27	(0.23)%	1D AONIA	Monthly	50,425
Sonic Healthcare Ltd.	BNP Paribas SA	(3,090,106)	01/14/28	(0.25)%	1D AONIA	Monthly	59,840
Sonida Senior Living, Inc.	Barclays Bank PLC	(1,233,870)	12/23/26	(0.15)%	1D OBFR01	Monthly	(59,389)
Sonoco Products Co.	SG Americas Securities LLC	(9,338,988)	12/08/27	(0.15)%	1D OBFR01	Monthly	853,731
Sonos, Inc.	Barclays Bank PLC	(1,755,815)	12/23/26	(0.15)%	1D OBFR01	Monthly	(14,323)
Sonova Holding AG	Bank of America N.A.	(1,461,597)	02/15/28	0.00%	SSARON	Monthly	94,835
Sonova Holding AG	BNP Paribas SA	(662,693)	01/19/28	(0.10)%	SSARON	Monthly	56,363
Sony Financial Group, Inc.	Barclays Bank PLC	(7,636,301)	01/20/27	(0.20)%	1D P TONA	Monthly	212,873
Sony Financial Group, Inc.	Barclays Bank PLC	(603,552)	01/26/27	(0.20)%	1D P TONA	Monthly	23,713
Sony Financial Group, Inc.	Citibank N.A.	(3,324,625)	02/24/27	(0.25)%	1D P TONA	Monthly	130,621
Sosei Group Corp.	Barclays Bank PLC	(323,863)	01/20/27	(0.20)%	1D P TONA	Monthly	10,603
Sosei Group Corp.	Citibank N.A.	(100,888)	02/24/27	(0.15)%	1D P TONA	Monthly	(2,494)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
SOSiLA Logistics REIT, Inc.	Barclays Bank PLC	$ (202,006)	01/20/27	(0.20)%	1D P TONA	Monthly	$ 5,749
Sotera Health Co.	Goldman Sachs Bank USA	(878,034)	08/18/26	(0.15)%	1D FEDL01	Monthly	27,384
Sotetsu Holdings, Inc.	Bank of America N.A.	(1,268,701)	02/15/28	(0.15)%	1D P TONA	Monthly	138,233
Sotetsu Holdings, Inc.	Barclays Bank PLC	(9,582,830)	05/12/27	(0.15)%	1D P TONA	Monthly	542,457
Sotetsu Holdings, Inc.	UBS AG	(238,592)	01/06/31	0.00%	1D P TONA	Monthly	25,996
South32 Ltd.	Barclays Bank PLC	(1,988,973)	09/09/27	(0.15)%	1D AONIA	Monthly	169,583
Southern Co.	SG Americas Securities LLC	(8,968,130)	12/08/27	(0.06)%	1D OBFR01	Monthly	(218,853)
Southern Copper Corp.	BNP Paribas SA	(1,684,391)	01/28/28	(0.15)%	1D OBFR01	Monthly	156,694
Southern Cross Gold Consolidated Ltd.	Barclays Bank PLC	(1,045,761)	02/16/27	(4.00)%	CABROVER	Monthly	142,813
Southern Cross Gold Consolidated Ltd.	Citibank N.A.	(136,190)	02/24/28	(2.77)%	1D CORRA	Monthly	18,599
SouthState Bank Corp.	Barclays Bank PLC	(319,468)	02/16/27	(0.10)%	1D OBFR01	Monthly	2,431
Spark New Zealand Ltd.	Bank of America N.A.	(434,763)	02/15/28	(0.35)%	1M BBR	Monthly	10,206
Spartan Delta Corp.	Morgan Stanley & Co. International PLC	(2,323,486)	01/04/27	(0.20)%	CABROVER	Monthly	(243,608)
SPDR Dow Jones Industrial Average ETF Trust	Bank of America N.A.	(723,649)	02/15/28	(0.15)%	1D OBFR01	Monthly	(17,353)
SPDR Dow Jones Industrial Average ETF Trust	BNP Paribas SA	(43,462)	01/28/28	(0.15)%	1D OBFR01	Monthly	(243)
Spectrum Brands Holdings, Inc.	Bank of America N.A.	(107,356)	02/15/28	(0.15)%	1D OBFR01	Monthly	141
Spectrum Brands Holdings, Inc.	Barclays Bank PLC	(3,807,284)	12/23/26	(0.15)%	1D OBFR01	Monthly	38,328
Spectrum Brands Holdings, Inc.	BNP Paribas SA	(735,871)	01/28/28	(0.15)%	1D OBFR01	Monthly	(31,978)
Sphere Entertainment Co., Class A	SG Americas Securities LLC	(10,484,386)	12/08/27	(0.12)%	1D OBFR01	Monthly	(863,181)
SPIE SA	Morgan Stanley & Co. International PLC	(287,453)	01/04/27	(0.26)%	1D ESTR	Monthly	(861)
Spin Master Corp.	Morgan Stanley & Co. International PLC	(3,229,557)	01/04/27	(0.20)%	CABROVER	Monthly	(321,751)
Spirax-Sarco Engineering PLC	Bank of America N.A.	(412,339)	02/15/28	0.00%	1D SONIA	Monthly	(2,741)
Spirax-Sarco Engineering PLC	Barclays Bank PLC	(1,107,119)	02/19/27	(0.10)%	1D SONIA	Monthly	41,555
Spirax-Sarco Engineering PLC	BNP Paribas SA	(4,309,531)	01/13/28	(0.10)%	1D SONIA	Monthly	142,140
Spirax-Sarco Engineering PLC	Citibank N.A.	(5,686,481)	07/06/26	0.00%	1D SONIA	Monthly	213,439
Spirax-Sarco Engineering PLC	JPMorgan Chase Bank N.A.	(2,635,895)	02/10/27	(0.20)%	1D SONIA	Monthly	25,371
Spirax-Sarco Engineering PLC	UBS AG	(2,381,509)	01/03/31	0.00%	1D SONIA	Monthly	72,658
Spire Global, Inc., Class A	BNP Paribas SA	(101,696)	05/17/27	(5.95)%	1D OBFR01	Monthly	2,418
Spire Healthcare Group PLC	BNP Paribas SA	(68,674)	01/13/28	(0.10)%	1D SONIA	Monthly	(1,551)
Spire Healthcare Group PLC	SG Americas Securities LLC	(916,062)	12/08/27	(0.25)%	1D SONIA	Monthly	(95,578)
Spire, Inc.	Morgan Stanley & Co. International PLC	(3,693,925)	01/04/27	(0.15)%	1D FEDL01	Monthly	(85,303)
Spotify Technology SA	Barclays Bank PLC	(289,676)	02/16/27	(0.10)%	1D OBFR01	Monthly	42,287
Sprinklr, Inc., Class A	BNP Paribas SA	(2,512,464)	05/17/27	(0.15)%	1D OBFR01	Monthly	227,561
Sprott, Inc.	Morgan Stanley & Co. International PLC	(2,633,982)	01/04/27	(0.20)%	CABROVER	Monthly	34,380
Sprouts Farmers Market, Inc.	Bank of America N.A.	(143,941)	02/15/28	(0.15)%	1D OBFR01	Monthly	(13,293)
SPS Commerce, Inc.	Barclays Bank PLC	(1,212,693)	12/23/26	(0.15)%	1D OBFR01	Monthly	37,484
SPX Technologies, Inc.	BNP Paribas SA	(830,462)	01/28/28	(0.15)%	1D OBFR01	Monthly	4,077
SPX Technologies, Inc.	UBS AG	(5,578,597)	04/18/28	0.00%	1D OBFR01	Monthly	29,886
Square Enix Holdings Co. Ltd.	Barclays Bank PLC	(5,995,798)	01/26/27	(0.15)%	1D P TONA	Monthly	265,858
SSAB AB, Class B	Citibank N.A.	(508,886)	07/06/26	(0.26)%	TN STIBOR	Monthly	(3,632)
SSAB AB, Class B	Morgan Stanley & Co. International PLC	(11,973,829)	01/04/27	(0.26)%	1D STIBOR	Monthly	59,211
SSE PLC	Barclays Bank PLC	(12,697,873)	12/10/26	(0.25)%	1D SONIA	Monthly	(37,380)
SSE PLC	BNP Paribas SA	(719,251)	01/19/28	0.00%	1D SONIA	Monthly	2,519
SSE PLC	Goldman Sachs Bank USA	(86,367,941)	08/19/26	0.10%	1D SONIA	Monthly	2,352,868
SSE PLC	Morgan Stanley & Co. International PLC	(32,684,334)	01/04/27	(0.25)%	1D SONIA	Monthly	(93,411)
SSE PLC	UBS AG	(21,311,412)	09/03/29	0.00%	1D SONIA	Monthly	608,042
SSR Mining, Inc.	Bank of America N.A.	(167,925)	02/15/28	(0.20)%	CABROVER	Monthly	14,653
SSR Mining, Inc.	Barclays Bank PLC	(91,720)	02/16/27	(0.20)%	CABROVER	Monthly	1,922
St Galler Kantonalbank AG, Class A, Registered Shares	Goldman Sachs Bank USA	(705,318)	08/19/26	(0.26)%	SSARON	Monthly	18,167

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
St Galler Kantonalbank AG, Class A, Registered Shares	Morgan Stanley & Co. International PLC	$ (851,379)	01/04/27	(0.26)%	SSARON	Monthly	$ 7,871
STAAR Surgical Co.	Citibank N.A.	(488,966)	06/25/26	(0.15)%	1D OBFR01	Monthly	(10,161)
Stabilus SE	Bank of America N.A.	(113,973)	02/15/28	0.00%	1D ESTR	Monthly	4,760
Stabilus SE	Barclays Bank PLC	(141,323)	02/19/27	(0.10)%	1D ESTR	Monthly	(4,105)
Stabilus SE	BNP Paribas SA	(237,780)	01/13/28	(0.26)%	1D ESTR	Monthly	9,930
STAG Industrial, Inc.	Barclays Bank PLC	(1,332,099)	02/16/27	(0.15)%	1D OBFR01	Monthly	10,618
STAG Industrial, Inc.	SG Americas Securities LLC	(3,670,978)	12/08/27	(0.15)%	1D OBFR01	Monthly	(58,975)
STAG Industrial, Inc.	UBS AG	(303,832)	01/14/31	0.00%	1D OBFR01	Monthly	(1,027)
Stagwell, Inc., Class A	UBS AG	(109,450)	04/21/28	0.00%	1D OBFR01	Monthly	6,409
Standardaero, Inc.	Barclays Bank PLC	(10,927,409)	02/23/27	(0.15)%	1D OBFR01	Monthly	(224,290)
Standex International Corp.	Citibank N.A.	(215,244)	06/25/26	(0.15)%	1D OBFR01	Monthly	1,758
Stanley Black & Decker, Inc.	BNP Paribas SA	(5,302,585)	01/24/28	(0.15)%	1D OBFR01	Monthly	(866,662)
Stanmore Resources Ltd.	Bank of America N.A.	(817,574)	02/15/28	(0.30)%	1D AONIA	Monthly	56,136
Stanmore Resources Ltd.	Barclays Bank PLC	(268,826)	05/12/27	(0.15)%	1D AONIA	Monthly	(20,412)
Stanmore Resources Ltd.	Goldman Sachs Bank USA	(737,398)	08/19/26	(0.30)%	1D AONIA	Monthly	50,631
Starts Corp., Inc.	Bank of America N.A.	(386,318)	02/15/28	(0.25)%	1D P TONA	Monthly	19,948
Starts Corp., Inc.	Barclays Bank PLC	(2,527,981)	05/12/27	(0.19)%	1D P TONA	Monthly	51,928
Starts Corp., Inc.	Goldman Sachs Bank USA	(109,457)	08/19/26	(0.25)%	1D P TONA	Monthly	5,652
Starts Corp., Inc.	SG Americas Securities LLC	(694,101)	12/08/27	(0.25)%	1D P TONA	Monthly	49,900
Starts Corp., Inc.	UBS AG	(721,127)	04/03/28	0.00%	1D P TONA	Monthly	37,235
Starwood Property Trust, Inc.	Barclays Bank PLC	(1,422,264)	02/16/27	(0.15)%	1D OBFR01	Monthly	(9,357)
Starwood Property Trust, Inc.	SG Americas Securities LLC	(5,843,821)	12/08/27	(0.11)%	1D OBFR01	Monthly	(259,282)
Starwood Property Trust, Inc.	UBS AG	(35,641,025)	01/22/31	0.00%	1D OBFR01	Monthly	(391,779)
State Street Corp.	Bank of America N.A.	(2,482,987)	02/15/28	(0.15)%	1D OBFR01	Monthly	(15,030)
State Street Corp.	Barclays Bank PLC	(6,284,734)	02/16/27	(0.10)%	1D OBFR01	Monthly	(72,951)
State Street Corp.	BNP Paribas SA	(4,819,902)	01/24/28	(0.10)%	1D OBFR01	Monthly	(341,047)
State Street Corp.	BNP Paribas SA	(10,077,193)	01/28/28	(0.10)%	1D OBFR01	Monthly	(589,816)
State Street Corp.	UBS AG	(9,447,816)	01/14/31	0.00%	1D OBFR01	Monthly	(388,966)
State Street SPDR S&P 500 ETF Trust	Bank of America N.A.	(42,018,247)	02/15/28	0.00%	1D OBFR01	Monthly	(703,934)
State Street SPDR S&P 500 ETF Trust	Barclays Bank PLC	(80,813,324)	02/16/27	(0.10)%	1D OBFR01	Monthly	(838,669)
State Street SPDR S&P 500 ETF Trust	BNP Paribas SA	(43,527,064)	01/28/28	0.10%	1D OBFR01	Monthly	(1,066,507)
State Street SPDR S&P 500 ETF Trust	UBS AG	(64,111,528)	01/14/31	0.00%	1D OBFR01	Monthly	(1,408,705)
Steadfast Group Ltd.	Barclays Bank PLC	(6,212,826)	05/12/27	(0.25)%	1D AONIA	Monthly	138,924
Steadfast Group Ltd.	BNP Paribas SA	(4,755,159)	03/22/27	(0.50)%	1D AONIA	Monthly	(2,542)
Steel Dynamics, Inc.	Morgan Stanley & Co. International PLC	(30,811,003)	01/06/27	(0.15)%	1D FEDL01	Monthly	(217,702)
Stella-Jones, Inc.	Morgan Stanley & Co. International PLC	(3,504,827)	01/04/27	(0.20)%	CABROVER	Monthly	(49,042)
Stellantis NV	SG Americas Securities LLC	(22,311,072)	12/08/27	(0.22)%	1D ESTR	Monthly	1,557,481
Stepan Co.	SG Americas Securities LLC	(2,671,991)	12/08/27	(0.14)%	1D OBFR01	Monthly	78,786
Stereotaxis, Inc.	Bank of America N.A.	(111,816)	02/15/28	(0.15)%	1D OBFR01	Monthly	7,788
Stereotaxis, Inc.	BNP Paribas SA	(61,245)	01/28/28	(0.15)%	1D OBFR01	Monthly	4,266
Stereotaxis, Inc.	UBS AG	(135,796)	01/14/31	0.00%	1D OBFR01	Monthly	9,458
STERIS PLC	Citibank N.A.	(12,809,862)	02/24/28	(0.15)%	1D OBFR01	Monthly	382,204
Sterling Infrastructure, Inc.	Barclays Bank PLC	(2,748,660)	02/16/27	(0.15)%	1D OBFR01	Monthly	(156,343)
Sterling Infrastructure, Inc.	BNP Paribas SA	(242,178)	01/28/28	(0.15)%	1D OBFR01	Monthly	(31,616)
Sterling Infrastructure, Inc.	UBS AG	(4,669,347)	04/18/28	0.00%	1D OBFR01	Monthly	(609,571)
Sterling Infrastructure, Inc.	UBS AG	(126,812)	01/14/31	0.00%	1D OBFR01	Monthly	(13,952)
Stevanato Group SpA	Barclays Bank PLC	(1,524,989)	12/23/26	(0.15)%	1D OBFR01	Monthly	(141,130)
Stevanato Group SpA	BNP Paribas SA	(681,194)	05/17/27	(0.15)%	1D OBFR01	Monthly	(104,444)
Steven Madden Ltd.	BNP Paribas SA	(102,693)	05/17/27	(0.15)%	1D OBFR01	Monthly	2,709
STMicroelectronics NV	Bank of America N.A.	(183,484)	02/15/28	(0.10)%	1D ESTR	Monthly	(64,055)
STMicroelectronics NV	Barclays Bank PLC	(6,587,333)	08/18/27	(0.10)%	1D ESTR	Monthly	(1,283,466)
STMicroelectronics NV	Goldman Sachs Bank USA	(21,035,764)	08/19/26	(0.02)%	1D ESTR	Monthly	(7,055,050)
STMicroelectronics NV	UBS AG	(634,299)	04/18/28	0.00%	1D ESTR	Monthly	(62,013)
Stockland	Bank of America N.A.	(7,566,426)	02/15/28	(0.15)%	1D AONIA	Monthly	262,722
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Stockland	Barclays Bank PLC	$ (535,177)	01/20/27	(0.15)%	1D AONIA	Monthly	$ 18,582
StoneX Group, Inc.	SG Americas Securities LLC	(452,501)	12/08/27	0.00%	1D OBFR01	Monthly	(37,251)
Stora Enso OYJ, Class R	Barclays Bank PLC	(21,218,918)	08/18/27	(0.26)%	1D ESTR	Monthly	1,665,090
Stora Enso OYJ, Class R	BNP Paribas SA	(422,514)	01/19/28	(0.26)%	1D ESTR	Monthly	31,446
Stora Enso OYJ, Class R	SG Americas Securities LLC	(238,127)	12/08/27	(0.26)%	1D ESTR	Monthly	22,450
Stora Enso OYJ, Class R	UBS AG	(5,258,081)	04/18/28	0.00%	1D ESTR	Monthly	391,339
Stora Enso OYJ, Class R	UBS AG	(7,527,944)	01/20/31	0.00%	1D ESTR	Monthly	560,277
Strathcona Resources Ltd.	BNP Paribas SA	(392,658)	05/18/26	(3.59)%	CABROVER	Monthly	(59,545)
Strathcona Resources Ltd.	Goldman Sachs Bank USA	(208,934)	08/18/26	(0.20)%	1D CORRA	Monthly	(31,684)
Strathcona Resources Ltd.	Morgan Stanley & Co. International PLC	(2,131,191)	01/04/27	(0.20)%	CABROVER	Monthly	(271,502)
Straumann Holding AG	Barclays Bank PLC	(3,032,219)	02/26/27	(0.26)%	SSARON	Monthly	110,298
Straumann Holding AG	BNP Paribas SA	(47,455)	01/14/28	(0.26)%	SSARON	Monthly	2,415
Straumann Holding AG	UBS AG	(171,091)	01/07/31	0.00%	SSARON	Monthly	2,546
Straumann Holding AG, Registered Shares	Morgan Stanley & Co. International PLC	(6,346,564)	01/04/27	(0.26)%	SSARON	Monthly	230,859
Strauss Group Ltd.	Bank of America N.A.	(257,239)	02/15/28	(0.60)%	SHIR	Monthly	11,335
Strauss Group Ltd.	Citibank N.A.	(1,750,285)	07/30/26	(0.55)%	SHIR	Monthly	6,810
Strauss Group Ltd.	Morgan Stanley & Co. International PLC	(174,074)	05/23/28	(0.75)%	SHIR	Monthly	6,418
Strauss Group Ltd.	SG Americas Securities LLC	(531,038)	12/08/27	(0.70)%	SHIR	Monthly	29,763
Strauss Group Ltd.	UBS AG	(276,226)	06/07/28	0.00%	SHIR	Monthly	12,171
Stride, Inc.	SG Americas Securities LLC	(3,685,731)	12/08/27	(0.15)%	1D OBFR01	Monthly	(272,373)
Strike Co. Ltd.	Barclays Bank PLC	(1,983,673)	05/12/27	(0.20)%	1D P TONA	Monthly	116,881
Strike Co. Ltd.	BNP Paribas SA	(949,520)	03/24/27	(0.25)%	1D TONA	Monthly	101,909
Strike Co. Ltd.	Goldman Sachs Bank USA	(351,887)	08/19/26	(0.25)%	1D P TONA	Monthly	37,767
Strike Co. Ltd.	Morgan Stanley & Co. International PLC	(3,437,642)	01/06/27	(0.25)%	1D P TONA	Monthly	202,551
Strive, Inc., Class A	Barclays Bank PLC	(98,229)	02/16/27	(1.13)%	1D OBFR01	Monthly	(521)
Stroeer SE & Co KGaA	BNP Paribas SA	(153,601)	03/24/27	0.00%	1D ESTR	Monthly	(198)
Stroeer SE & Co KGaA	UBS AG	(1,917,910)	04/24/28	0.00%	1D ESTR	Monthly	(10,728)
Stryker Corp.	Bank of America N.A.	(1,537,098)	02/15/28	(0.15)%	1D OBFR01	Monthly	33,613
Stryker Corp.	Barclays Bank PLC	(682,072)	02/16/27	(0.15)%	1D OBFR01	Monthly	13,366
Stryker Corp.	UBS AG	(724,797)	01/14/31	0.00%	1D OBFR01	Monthly	(2)
Stryker Corp.	UBS AG	(2,333,524)	01/22/31	0.00%	1D OBFR01	Monthly	161,648
Stubhub Holdings, Inc., Class A	Bank of America N.A.	(127,956)	02/15/28	(0.96)%	1D OBFR01	Monthly	(2,688)
Subaru Corp.	Bank of America N.A.	(409,783)	03/15/28	(0.15)%	1D P TONA	Monthly	28,466
Subaru Corp.	Barclays Bank PLC	(55,902)	01/20/27	(0.15)%	1D P TONA	Monthly	3,769
Subaru Corp.	Citibank N.A.	(10,081,541)	02/24/27	(0.19)%	1D P TONA	Monthly	679,688
Subaru Corp.	Citibank N.A.	(5,660,485)	02/24/27	(0.15)%	1D P TONA	Monthly	381,624
Subaru Corp.	UBS AG	(2,692,403)	01/20/31	0.00%	1D P TONA	Monthly	187,030
Suedzucker AG	Bank of America N.A.	(2,902,937)	02/15/28	0.00%	1D ESTR	Monthly	(130,715)
Suedzucker AG	Barclays Bank PLC	(786,820)	12/10/26	(0.84)%	1D ESTR	Monthly	(58,230)
Suedzucker AG	Goldman Sachs Bank USA	(478,065)	08/19/26	(0.59)%	1D ESTR	Monthly	(21,527)
Suedzucker AG	Morgan Stanley & Co. International PLC	(561,111)	01/04/27	(0.56)%	1D ESTR	Monthly	(41,526)
Suedzucker AG	SG Americas Securities LLC	(409,557)	12/08/27	(0.70)%	1D ESTR	Monthly	(19,165)
SUESS MicroTec SE, Class N	Barclays Bank PLC	(219,538)	12/10/26	(0.55)%	1D ESTR	Monthly	(10,180)
Sugi Holdings Co. Ltd.	Citibank N.A.	(1,584,491)	02/24/27	(0.19)%	1D P TONA	Monthly	91,370
Sugi Holdings Co. Ltd.	UBS AG	(2,238,309)	04/03/28	0.00%	1D P TONA	Monthly	204,782
Sulzer AG, Registered Shares	Barclays Bank PLC	(1,853,192)	12/10/26	(0.26)%	SSARON	Monthly	29,083
Sulzer AG, Registered Shares	UBS AG	(259,451)	04/02/30	0.00%	SSARON	Monthly	31,794
SUMCO Corp.	Barclays Bank PLC	(1,102,213)	01/20/27	(0.16)%	1D P TONA	Monthly	(126,294)
SUMCO Corp.	Barclays Bank PLC	(4,476,131)	01/26/27	(0.16)%	1D P TONA	Monthly	(512,885)
Sumitomo Corp.	Barclays Bank PLC	(4,164,364)	05/12/27	(0.20)%	1D P TONA	Monthly	(39)
Sumitomo Corp.	Citibank N.A.	(9,745,355)	02/24/27	(0.15)%	1D P TONA	Monthly	(92)
Sumitomo Electric Industries Ltd.	Citibank N.A.	(2,233,062)	02/24/27	(0.15)%	1D P TONA	Monthly	(25,051)
Sumitomo Electric Industries Ltd.	UBS AG	(73,209)	01/06/31	0.00%	1D P TONA	Monthly	(5,792)
Sumitomo Forestry Co. Ltd.	Barclays Bank PLC	(8,653,762)	09/09/27	(0.16)%	1D P TONA	Monthly	160,666
Sumitomo Metal Mining Co. Ltd.	Bank of America N.A.	(142,790)	03/15/28	(0.15)%	1D P TONA	Monthly	13,676
Sumitomo Metal Mining Co. Ltd.	Barclays Bank PLC	(6,342,627)	09/09/27	(0.20)%	1D P TONA	Monthly	255,822

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Sumitomo Metal Mining Co. Ltd.	UBS AG	$ (20,399)	01/06/31	0.00%	1D P TONA	Monthly	$ 1,954
Sumitomo Mitsui Trust Holdings, Inc.	Barclays Bank PLC	(533,636)	01/20/27	(0.15)%	1D P TONA	Monthly	(7,984)
Sumitomo Osaka Cement Co. Ltd.	Barclays Bank PLC	(88,129)	01/20/27	(0.15)%	1D P TONA	Monthly	967
Sumitomo Pharma Co. Ltd.	Bank of America N.A.	(2,938,908)	03/15/28	(0.25)%	1D P TONA	Monthly	621,640
Sumitomo Pharma Co. Ltd.	Barclays Bank PLC	(2,736,719)	05/12/27	(0.20)%	1D P TONA	Monthly	359,835
Sumitomo Pharma Co. Ltd.	Morgan Stanley & Co. International PLC	(367,632)	01/06/27	(0.31)%	1D P TONA	Monthly	24,292
Sumitomo Pharma Co. Ltd.	UBS AG	(3,627,658)	09/03/29	0.00%	1D P TONA	Monthly	740,732
Sumitomo Pharma Co. Ltd.	UBS AG	(700,073)	01/20/31	0.00%	1D P TONA	Monthly	148,080
Sumitomo Realty & Development Co. Ltd.	BNP Paribas SA	(159,865)	01/26/28	(0.15)%	1D TONA	Monthly	(1,333)
Sumitomo Realty & Development Co. Ltd.	Goldman Sachs Bank USA	(818,683)	08/19/26	(0.25)%	1D P TONA	Monthly	(9,007)
Sumitomo Realty & Development Co. Ltd.	UBS AG	(1,278,917)	01/20/31	0.00%	1D P TONA	Monthly	(10,666)
Sumitomo Rubber Industries Ltd.	Barclays Bank PLC	(152,303)	01/20/27	(0.15)%	1D P TONA	Monthly	1,864
Sumitomo Warehouse Co. Ltd.	Barclays Bank PLC	(1,299,659)	05/12/27	(0.20)%	1D P TONA	Monthly	7,964
Summit Midstream Corp.	BNP Paribas SA	(86,669)	05/17/27	(0.15)%	1D OBFR01	Monthly	(7,838)
Sun Communities, Inc.	BNP Paribas SA	(13,158,136)	01/24/28	(0.15)%	1D OBFR01	Monthly	83,556
Sun Hung Kai Properties Ltd.	BNP Paribas SA	(9,678,906)	09/09/26	(0.30)%	HONIA	Monthly	23,752
Sun Hung Kai Properties Ltd.	SG Americas Securities LLC	(10,706,560)	12/08/27	(0.30)%	1D HIBOR	Monthly	71,010
Sun Hung Kai Properties Ltd.	UBS AG	(263,635)	01/04/30	0.00%	HONIA	Monthly	1,029
Sun Life Financial, Inc.	Bank of America N.A.	(3,086,757)	02/15/28	0.00%	CABROVER	Monthly	(45,428)
Sunbelt Rentals Holdings, Inc.	BNP Paribas SA	(3,614,144)	08/17/26	(0.25)%	1D SONIA	Monthly	(322,043)
Sunbelt Rentals Holdings, Inc.	BNP Paribas SA	(4,492,352)	01/28/28	(0.15)%	1D OBFR01	Monthly	(581,433)
Sunbelt Rentals Holdings, Inc.	SG Americas Securities LLC	(375,949)	12/08/27	0.00%	1D SONIA	Monthly	(3,629)
Sunbelt Rentals Holdings, Inc.	UBS AG	(1,863,328)	01/14/31	0.00%	1D OBFR01	Monthly	(175,890)
Suncor Energy, Inc.	Bank of America N.A.	(94,040)	02/15/28	(0.20)%	CABROVER	Monthly	(7,376)
Suncor Energy, Inc.	Barclays Bank PLC	(250,836)	02/16/27	(0.15)%	CABROVER	Monthly	(18,396)
Suncor Energy, Inc.	Barclays Bank PLC	(17,477,494)	02/23/27	(0.15)%	CABROVER	Monthly	(1,281,790)
Suncorp Group Ltd.	Barclays Bank PLC	(84,679)	01/20/27	(0.15)%	1D AONIA	Monthly	(3,601)
Suncorp Group Ltd.	Barclays Bank PLC	(1,780,153)	05/12/27	(0.15)%	1D AONIA	Monthly	(52,144)
Suncorp Group Ltd.	Barclays Bank PLC	(1,076,138)	09/09/27	(0.15)%	1D AONIA	Monthly	(47,726)
Suncorp Group Ltd.	BNP Paribas SA	(4,004,200)	09/07/26	(0.25)%	1D AONIA	Monthly	(184,739)
Sunstone Hotel Investors, Inc.	Bank of America N.A.	(1,014,142)	02/15/28	(0.15)%	1D OBFR01	Monthly	(26,493)
Sunstone Hotel Investors, Inc.	SG Americas Securities LLC	(4,851,029)	12/08/27	(0.15)%	1D OBFR01	Monthly	(315,685)
Suntory Beverage & Food Ltd.	Barclays Bank PLC	(197,892)	01/20/27	(0.20)%	1D P TONA	Monthly	(954)
Suntory Beverage & Food Ltd.	Barclays Bank PLC	(6,114,526)	01/26/27	(0.20)%	1D P TONA	Monthly	(29,545)
Suntory Beverage & Food Ltd.	Barclays Bank PLC	(16,028,103)	05/12/27	(0.20)%	1D P TONA	Monthly	(75,587)
Suntory Beverage & Food Ltd.	Barclays Bank PLC	(14,380,160)	09/09/27	(0.20)%	1D P TONA	Monthly	(69,357)
Suntory Beverage & Food Ltd.	Morgan Stanley & Co. International PLC	(26,431,503)	01/07/27	(0.25)%	1D P TONA	Monthly	(127,482)
Suntory Beverage & Food Ltd.	UBS AG	(5,448,380)	09/03/29	0.00%	1D P TONA	Monthly	266,842
Super Micro Computer, Inc.	Barclays Bank PLC	(982,670)	02/16/27	(0.15)%	1D OBFR01	Monthly	51,975
Super Micro Computer, Inc.	SG Americas Securities LLC	(3,613,633)	12/08/27	(0.15)%	1D OBFR01	Monthly	(623,147)
Super Micro Computer, Inc.	UBS AG	(81,133)	01/14/31	0.00%	1D OBFR01	Monthly	(327)
Superior Plus Corp.	Morgan Stanley & Co. International PLC	(8,890,562)	01/04/27	(0.20)%	CABROVER	Monthly	4,264
Superloop Ltd.	Barclays Bank PLC	(2,393,829)	05/12/27	(0.22)%	1D AONIA	Monthly	(22,947)
Superloop Ltd.	BNP Paribas SA	(211,528)	03/22/27	(0.25)%	1D AONIA	Monthly	(5,910)
Superloop Ltd.	BNP Paribas SA	(61,803)	01/14/28	(0.25)%	1D AONIA	Monthly	(1,727)
Surgery Partners, Inc.	SG Americas Securities LLC	(5,987,068)	12/08/27	(0.15)%	1D OBFR01	Monthly	(518,896)
Suzuken Co. Ltd.	UBS AG	(158,809)	01/06/31	0.00%	1D P TONA	Monthly	13,685
Suzuki Motor Corp.	UBS AG	(13,392,288)	01/20/31	0.00%	1D P TONA	Monthly	897,041
Sveafastigheter AB	BNP Paribas SA	(162,044)	01/13/28	(0.26)%	1D STIBOR	Monthly	11,177
Svenska Cellulosa AB SCA, Class B	Bank of America N.A.	(9,338,799)	02/15/28	(0.26)%	1D STIBOR	Monthly	249,628
Svenska Cellulosa AB SCA, Class B	Bank of America N.A.	(945,597)	02/15/28	(0.26)%	1D STIBOR	Monthly	25,276
Svenska Cellulosa AB SCA, Class B	BNP Paribas SA	(2,805,955)	01/13/28	(0.26)%	1D STIBOR	Monthly	(68,218)
Svenska Cellulosa AB SCA, Class B	Goldman Sachs Bank USA	(4,708,228)	08/19/26	(0.26)%	1D STIBOR	Monthly	125,852
Svenska Cellulosa AB SCA, Class B	Morgan Stanley & Co. International PLC	(20,702,250)	01/04/27	(0.26)%	1D STIBOR	Monthly	516,234
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Svenska Cellulosa AB SCA, Class B	SG Americas Securities LLC	$ (28,890,434)	12/08/27	(0.24)%	1D STIBOR	Monthly	$ 1,091,917
Svenska Cellulosa AB SCA, Class B	UBS AG	(17,673,971)	04/18/28	0.00%	TN STIBOR	Monthly	472,428
Svenska Handelsbanken AB, Class A	SG Americas Securities LLC	(15,825,049)	12/08/27	(0.26)%	1D STIBOR	Monthly	(433,329)
Svolder AB, Class B	UBS AG	(89,480)	01/03/31	0.00%	TN STIBOR	Monthly	523
Swatch Group AG	Barclays Bank PLC	(11,948)	02/19/27	(0.26)%	SSARON	Monthly	109
Sweco AB, Class B	Bank of America N.A.	(63,454)	02/15/28	(0.26)%	1D STIBOR	Monthly	8,793
Sweco AB, Class B	BNP Paribas SA	(199,644)	01/13/28	(0.26)%	1D STIBOR	Monthly	27,664
Sweco AB, Class B	UBS AG	(213,544)	01/03/31	0.00%	TN STIBOR	Monthly	29,590
Swedbank AB, Class A	BNP Paribas SA	(28,226,121)	08/17/26	(0.25)%	1D STIBOR	Monthly	1,011,427
Swedbank AB, Class A	Citibank N.A.	(5,426,948)	07/06/26	(0.25)%	TN STIBOR	Monthly	22,017
Swedbank AB, Class A	Morgan Stanley & Co. International PLC	(3,117,405)	01/08/27	(0.26)%	1D STIBOR	Monthly	12,647
Swedish Orphan Biovitrum AB	BNP Paribas SA	(3,928,765)	11/16/27	(0.25)%	1D STIBOR	Monthly	(201,557)
Swedish Orphan Biovitrum AB	UBS AG	(630,087)	01/20/31	0.00%	TN STIBOR	Monthly	(32,325)
Sweetgreen, Inc., Class A	Bank of America N.A.	(2,236,745)	02/15/28	(0.15)%	1D OBFR01	Monthly	(98,430)
Swire Pacific Ltd., Class A	BNP Paribas SA	(2,474,714)	01/14/28	(0.30)%	HONIA	Monthly	16,516
Swire Pacific Ltd., Class A	UBS AG	(1,176,907)	01/04/30	0.00%	HONIA	Monthly	7,631
Swiss Life Holding AG, Class N	Bank of America N.A.	(52,168)	02/15/28	(0.26)%	SSARON	Monthly	508
Swiss Life Holding AG, Class N	BNP Paribas SA	(575,036)	01/19/28	(0.26)%	SSARON	Monthly	5,596
Swiss Life Holding AG, Class N, Registered Shares	SG Americas Securities LLC	(72,839,888)	12/08/27	(0.18)%	SSARON	Monthly	(2,003,270)
Swiss Life Holding AG, Class N, Registered Shares	SG Americas Securities LLC	(44,030,631)	12/08/27	(0.06)%	SSARON	Monthly	(1,206,361)
Swiss Prime Site AG	BNP Paribas SA	(1,059,868)	01/19/28	(0.26)%	SSARON	Monthly	17,668
Swiss Prime Site AG	Goldman Sachs Bank USA	(11,282,591)	08/19/26	(0.06)%	SSARON	Monthly	135,172
Swiss Prime Site AG	Morgan Stanley & Co. International PLC	(11,543,717)	01/06/27	(0.26)%	SSARON	Monthly	42,082
Swiss Prime Site AG, Registered Shares	Bank of America N.A.	(3,955,560)	02/15/28	(0.26)%	SSARON	Monthly	65,938
Swiss Prime Site AG, Registered Shares, Registered Shares	Morgan Stanley & Co. International PLC	(24,090,125)	01/04/27	(0.26)%	SSARON	Monthly	85,553
Swiss Re AG	BNP Paribas SA	(34,635,788)	08/17/26	(0.26)%	SSARON	Monthly	1,149,484
Swiss Re AG	BNP Paribas SA	(220,356)	01/19/28	(0.26)%	SSARON	Monthly	8,847
Swiss Re AG	SG Americas Securities LLC	(35,096,063)	12/08/27	(0.26)%	SSARON	Monthly	1,720,104
Swiss Re AG	UBS AG	(24,767,254)	04/18/28	0.00%	SSARON	Monthly	833,507
Swisscom AG, Class N, Registered Shares	Morgan Stanley & Co. International PLC	(35,174,783)	01/04/27	(0.26)%	SSARON	Monthly	(260,322)
Swisscom AG, Class N, Registered Shares	Morgan Stanley & Co. International PLC	(52,074,772)	01/06/27	(0.26)%	SSARON	Monthly	(367,389)
Swissquote Group Holding SA, Class N	Morgan Stanley & Co. International PLC	(1,965,423)	01/04/27	(0.26)%	SSARON	Monthly	98,967
Syensqo SA	Bank of America N.A.	(2,536,942)	02/15/28	(0.26)%	1D ESTR	Monthly	(202,269)
Syensqo SA	Barclays Bank PLC	(650,590)	02/19/27	(0.26)%	1D ESTR	Monthly	(13,797)
Syensqo SA	BNP Paribas SA	(1,127,434)	01/13/28	(0.26)%	1D ESTR	Monthly	(89,890)
Syensqo SA	SG Americas Securities LLC	(2,998,924)	12/08/27	(0.26)%	1D ESTR	Monthly	(367,723)
Syensqo SA	SG Americas Securities LLC	(6,784,202)	12/08/27	(0.26)%	1D ESTR	Monthly	(831,868)
Syensqo SA	UBS AG	(11,129,220)	09/03/29	0.00%	1D ESTR	Monthly	(887,327)
Syensqo SA	UBS AG	(1,119,816)	01/03/31	0.00%	1D ESTR	Monthly	(89,282)
Sylvamo Corp.	SG Americas Securities LLC	(6,025,369)	12/08/27	(0.15)%	1D OBFR01	Monthly	(169,627)
Symbotic, Inc., Class A	Bank of America N.A.	(2,641,362)	02/15/28	(0.15)%	1D OBFR01	Monthly	(16,188)
Symbotic, Inc., Class A	Barclays Bank PLC	(1,277,487)	12/23/26	(0.10)%	1D OBFR01	Monthly	83,253
Symbotic, Inc., Class A	BNP Paribas SA	(2,539,976)	05/17/27	(0.15)%	1D OBFR01	Monthly	(15,567)
Symrise AG, Class A	Bank of America N.A.	(6,383,917)	02/15/28	(0.26)%	1D ESTR	Monthly	(62,564)
Synaptics, Inc.	BNP Paribas SA	(69,441)	01/28/28	(0.15)%	1D OBFR01	Monthly	(11,515)
Synchrony Financial	SG Americas Securities LLC	(3,293,059)	12/08/27	0.00%	1D OBFR01	Monthly	(193,548)
Synchrony Financial	UBS AG	(149,902)	01/14/31	0.00%	1D OBFR01	Monthly	2,759
Synopsys, Inc.	SG Americas Securities LLC	(64,264,743)	12/08/27	(0.08)%	1D OBFR01	Monthly	(7,988,199)
Sysmex Corp.	Bank of America N.A.	(1,651,024)	03/15/28	(0.15)%	1D P TONA	Monthly	57,129
Sysmex Corp.	Barclays Bank PLC	(2,923,295)	01/20/27	(0.15)%	1D P TONA	Monthly	48,104
Sysmex Corp.	UBS AG	(1,938,230)	01/06/31	0.00%	1D P TONA	Monthly	53,814
T Rowe Price Group, Inc.	Bank of America N.A.	(438,742)	02/15/28	(0.15)%	1D OBFR01	Monthly	(30,905)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
T Rowe Price Group, Inc.	Barclays Bank PLC	$ (1,249,191)	02/16/27	(0.15)%	1D OBFR01	Monthly	$ (32,900)
T Rowe Price Group, Inc.	BNP Paribas SA	(4,017,014)	01/28/28	(0.15)%	1D OBFR01	Monthly	(282,959)
T Rowe Price Group, Inc.	UBS AG	(1,817,152)	01/14/31	0.00%	1D OBFR01	Monthly	(128,000)
T&D Holdings, Inc.	Barclays Bank PLC	(192,495)	01/20/27	(0.16)%	1D P TONA	Monthly	(1,329)
T&D Holdings, Inc.	Barclays Bank PLC	(1,003,378)	01/26/27	(0.16)%	1D P TONA	Monthly	(6,930)
Tabcorp Holdings Ltd.	BNP Paribas SA	(977,716)	03/22/27	(0.25)%	1D AONIA	Monthly	(216,066)
TAG Immobilien AG	BNP Paribas SA	(152,152)	01/13/28	(0.26)%	1D ESTR	Monthly	5,212
TAG Immobilien AG	SG Americas Securities LLC	(1,878,118)	12/08/27	(0.26)%	1D ESTR	Monthly	(22,864)
TAG Immobilien AG	UBS AG	(7,084,209)	04/24/28	0.00%	1D ESTR	Monthly	244,559
Taihei Dengyo Kaisha Ltd.	Bank of America N.A.	(91,862)	02/15/28	(0.25)%	1D P TONA	Monthly	2,134
Taihei Dengyo Kaisha Ltd.	Barclays Bank PLC	(690,042)	05/12/27	(0.20)%	1D P TONA	Monthly	(9,469)
Taihei Dengyo Kaisha Ltd.	BNP Paribas SA	(489,307)	03/24/27	(0.25)%	1D TONA	Monthly	11,369
Taihei Dengyo Kaisha Ltd.	JPMorgan Chase Bank N.A.	(387,640)	02/10/27	(0.16)%	1D P TONA	Monthly	25,066
Taihei Dengyo Kaisha Ltd.	Morgan Stanley & Co. International PLC	(536,499)	01/06/27	(0.25)%	1D P TONA	Monthly	(7,362)
Taiheiyo Cement Corp.	Barclays Bank PLC	(2,306,784)	05/12/27	(0.20)%	1D P TONA	Monthly	38,675
Taiyo Yuden Co. Ltd.	Barclays Bank PLC	(786,289)	09/09/27	(0.15)%	1D P TONA	Monthly	(21,401)
Takara Holdings, Inc.	Barclays Bank PLC	(8,069,665)	05/12/27	(0.20)%	1D P TONA	Monthly	331,886
Takara Leben Real Estate Investment Corp.	Bank of America N.A.	(517,338)	03/15/28	(0.25)%	1D P TONA	Monthly	6,065
Takara Leben Real Estate Investment Corp.	Barclays Bank PLC	(65,915)	01/20/27	(0.19)%	1D P TONA	Monthly	108
Takara Leben Real Estate Investment Corp.	Barclays Bank PLC	(3,385,916)	05/12/27	(0.19)%	1D P TONA	Monthly	5,547
Takasago International Corp.	Barclays Bank PLC	(846,661)	05/12/27	(0.20)%	1D P TONA	Monthly	(494)
Takashimaya Co. Ltd.	Barclays Bank PLC	(93,351)	01/20/27	(0.20)%	1D P TONA	Monthly	1,803
Takashimaya Co. Ltd.	Barclays Bank PLC	(104,699)	01/26/27	0.00%	1D P TONA	Monthly	72
Takashimaya Co. Ltd.	BNP Paribas SA	(8,715,113)	09/09/26	(0.25)%	1D TONA	Monthly	417,489
Takashimaya Co. Ltd.	BNP Paribas SA	(1,416,363)	03/24/27	(0.25)%	1D TONA	Monthly	34,813
Takashimaya Co. Ltd.	BNP Paribas SA	(2,704,790)	01/21/28	(0.25)%	1D TONA	Monthly	124,787
Takashimaya Co. Ltd.	Citibank N.A.	(208,364)	02/24/27	(0.15)%	1D P TONA	Monthly	1,488
Takashimaya Co. Ltd.	SG Americas Securities LLC	(75,561)	12/08/27	(0.25)%	1D P TONA	Monthly	5,414
Takeda Pharmaceutical Co. Ltd.	Barclays Bank PLC	(8,485,429)	01/26/27	(0.15)%	1D P TONA	Monthly	133,921
Take-Two Interactive Software, Inc.	BNP Paribas SA	(25,845,335)	01/24/28	(0.15)%	1D OBFR01	Monthly	47,068
Takeuchi Manufacturing Co. Ltd.	Barclays Bank PLC	(10,931,494)	05/12/27	(0.17)%	1D P TONA	Monthly	(757,450)
Takeuchi Manufacturing Co. Ltd.	Morgan Stanley & Co. International PLC	(4,464,501)	01/06/27	(0.25)%	1D P TONA	Monthly	(309,348)
Takeuchi Manufacturing Co. Ltd.	SG Americas Securities LLC	(2,420,395)	12/08/27	(0.25)%	1D P TONA	Monthly	(171,638)
Talanx AG	Bank of America N.A.	(1,246,181)	02/15/28	(0.26)%	1D ESTR	Monthly	66,341
Talanx AG	Barclays Bank PLC	(109,823)	02/26/27	(0.10)%	1D ESTR	Monthly	6,463
Talanx AG	BNP Paribas SA	(3,727,529)	08/17/26	(0.10)%	1D ESTR	Monthly	198,437
Talanx AG	BNP Paribas SA	(331,920)	01/13/28	(0.10)%	1D ESTR	Monthly	17,670
Talanx AG	SG Americas Securities LLC	(4,013,995)	12/08/27	(0.26)%	1D ESTR	Monthly	93,360
Talanx AG	UBS AG	(2,069,855)	09/03/29	0.00%	1D ESTR	Monthly	110,190
Talanx AG	UBS AG	(1,698,011)	01/20/31	0.00%	1D ESTR	Monthly	90,394
Talen Energy Corp.	Barclays Bank PLC	(5,121,017)	12/23/26	(0.15)%	1D OBFR01	Monthly	(499,545)
Talen Energy Corp.	BNP Paribas SA	(4,006,679)	01/24/28	(0.15)%	1D OBFR01	Monthly	(202,039)
Talos Energy, Inc.	Barclays Bank PLC	(4,125,552)	12/23/26	(0.13)%	1D OBFR01	Monthly	(279,464)
Talos Energy, Inc.	UBS AG	(595,418)	01/14/31	0.00%	1D OBFR01	Monthly	(63,033)
Tamarack Valley Energy Ltd.	Bank of America N.A.	(497,734)	02/15/28	0.00%	CABROVER	Monthly	(42,301)
Tamarack Valley Energy Ltd.	Goldman Sachs Bank USA	(397,252)	08/18/26	(0.20)%	1D CORRA	Monthly	(28,650)
Tamarack Valley Energy Ltd.	SG Americas Securities LLC	(6,987,761)	12/08/27	(0.20)%	CABROVER	Monthly	(915,147)
Tamburi Investment Partners SpA	BNP Paribas SA	(969,191)	03/17/27	(0.26)%	1D ESTR	Monthly	(18,751)
Tamburi Investment Partners SpA	Morgan Stanley & Co. International PLC	(304,339)	01/04/27	(0.26)%	1D ESTR	Monthly	(1,451)
Tamron Co. Ltd.	Barclays Bank PLC	(831,782)	05/12/27	(0.20)%	1D P TONA	Monthly	9,775
Tamron Co. Ltd.	UBS AG	(3,382,996)	04/03/28	0.00%	1D P TONA	Monthly	96,350
Tandem Diabetes Care, Inc.	Barclays Bank PLC	(46,293)	02/16/27	(0.10)%	1D OBFR01	Monthly	(2,227)
Tanger, Inc.	Citibank N.A.	(235,569)	06/25/26	(0.15)%	1D OBFR01	Monthly	(2,929)
Tapestry, Inc.	BNP Paribas SA	(775,209)	05/17/27	(0.10)%	1D OBFR01	Monthly	5,337
Target Hospitality Corp.	BNP Paribas SA	(101,911)	05/17/27	(0.15)%	1D OBFR01	Monthly	(1,439)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Tarsus Pharmaceuticals, Inc.	BNP Paribas SA	$ (3,513,318)	05/17/27	(0.10)%	1D OBFR01	Monthly	$ 400,753
Taseko Mines Ltd.	Barclays Bank PLC	(3,926,522)	12/23/26	(0.20)%	CABROVER	Monthly	143,701
Taseko Mines Ltd.	Barclays Bank PLC	(74,146)	02/16/27	(0.20)%	CABROVER	Monthly	2,714
Taseko Mines Ltd.	BNP Paribas SA	(160,592)	01/17/28	(0.20)%	CABROVER	Monthly	9,611
TaskUS, Inc., Class A	Barclays Bank PLC	(66,482)	12/23/26	(0.15)%	1D OBFR01	Monthly	4,585
TAT Technologies Ltd.	Morgan Stanley & Co. International PLC	(78,365)	01/04/27	(0.79)%	1D FEDL01	Monthly	907
TAT Technologies Ltd.	UBS AG	(140,083)	01/14/31	0.00%	1D OBFR01	Monthly	(1,251)
Tate & Lyle PLC	UBS AG	(1,180,960)	04/24/28	0.00%	1D SONIA	Monthly	(75,286)
Taylor Morrison Home Corp., Class A	Goldman Sachs Bank USA	(1,968,869)	08/18/26	(0.15)%	1D FEDL01	Monthly	35,697
TBS Holdings, Inc.	Bank of America N.A.	(1,286,722)	02/15/28	(0.15)%	1D P TONA	Monthly	52,312
TBS Holdings, Inc.	Barclays Bank PLC	(2,501,987)	05/12/27	(0.18)%	1D P TONA	Monthly	75,610
TC Energy Corp.	Goldman Sachs Bank USA	(4,865,656)	08/18/26	(0.15)%	1D CORRA	Monthly	(40,199)
TC Energy Corp.	SG Americas Securities LLC	(14,259,383)	12/08/27	(0.20)%	CABROVER	Monthly	(908,302)
TDK Corp.	Barclays Bank PLC	(222,519)	01/20/27	(0.15)%	1D P TONA	Monthly	(13,350)
TE Connectivity PLC	Barclays Bank PLC	(234,807)	02/16/27	(0.10)%	1D OBFR01	Monthly	1,981
TeamViewer SE	Morgan Stanley & Co. International PLC	(29,224)	01/04/27	(0.26)%	1D ESTR	Monthly	935
TeamViewer SE	SG Americas Securities LLC	(259,627)	12/08/27	(0.26)%	1D ESTR	Monthly	(19,758)
TeamViewer SE	UBS AG	(1,237,538)	04/24/28	0.00%	1D ESTR	Monthly	(32,185)
Tecan Group AG, Class N, Registered Shares	Barclays Bank PLC	(3,899,340)	12/10/26	(0.26)%	SSARON	Monthly	479,648
TechMatrix Corp.	UBS AG	(297,281)	01/06/31	0.00%	1D P TONA	Monthly	63
Technip Energies NV	Barclays Bank PLC	(1,350,933)	12/10/26	(0.10)%	1D ESTR	Monthly	(833)
Technip Energies NV	Barclays Bank PLC	(439,075)	08/18/27	(0.26)%	1D ESTR	Monthly	(176)
Technip Energies NV	Citibank N.A.	(372,453)	07/06/26	(0.26)%	1D ESTR	Monthly	(519)
Technip Energies NV	UBS AG	(620,496)	04/18/28	0.00%	1D ESTR	Monthly	(3,018)
Technology One Ltd.	Barclays Bank PLC	(333,872)	01/20/27	(0.15)%	1D AONIA	Monthly	18,607
Technology One Ltd.	Barclays Bank PLC	(58,413)	01/27/27	(0.15)%	1D AONIA	Monthly	2,263
Technology One Ltd.	BNP Paribas SA	(2,365,764)	01/21/28	(0.25)%	1D AONIA	Monthly	15,538
Technoprobe SpA	Bank of America N.A.	(3,978,944)	02/15/28	(0.26)%	1D ESTR	Monthly	(406,013)
Technoprobe SpA	Bank of America N.A.	(323,491)	02/15/28	(0.26)%	1D ESTR	Monthly	(33,009)
Technoprobe SpA	Barclays Bank PLC	(747,831)	02/19/27	(0.26)%	1D ESTR	Monthly	(29,520)
Technoprobe SpA	BNP Paribas SA	(2,949,606)	03/17/27	(0.26)%	1D ESTR	Monthly	(300,979)
Technoprobe SpA	BNP Paribas SA	(152,765)	01/13/28	(0.26)%	1D ESTR	Monthly	(15,588)
Technoprobe SpA	Goldman Sachs Bank USA	(856,426)	08/19/26	(0.26)%	1D ESTR	Monthly	(87,390)
Techtronic Industries Co. Ltd.	Bank of America N.A.	(3,210,471)	02/15/28	0.00%	HONIA	Monthly	(37,461)
Teck Resources Ltd., Class B	Bank of America N.A.	(1,832,442)	02/15/28	(0.20)%	CABROVER	Monthly	(41,895)
Teck Resources Ltd., Class B	BNP Paribas SA	(101,612)	01/17/28	(0.20)%	CABROVER	Monthly	(260)
Tecnoglass, Inc.	BNP Paribas SA	(59,975)	01/28/28	(0.15)%	1D OBFR01	Monthly	1,214
Teijin Ltd.	Barclays Bank PLC	(652,446)	05/12/27	(0.15)%	1D P TONA	Monthly	(15,251)
Teijin Ltd.	UBS AG	(238,793)	01/06/31	0.00%	1D P TONA	Monthly	8,171
Tekscend Photomask Corp.	Barclays Bank PLC	(191,881)	01/20/27	(0.20)%	1D P TONA	Monthly	(20,977)
Tekscend Photomask Corp.	BNP Paribas SA	(673,095)	01/26/28	(0.25)%	1D TONA	Monthly	(74,570)
Teladoc Health, Inc.	SG Americas Securities LLC	(319,409)	12/08/27	(0.15)%	1D OBFR01	Monthly	(47,881)
Tele2 AB, Class B	Bank of America N.A.	(257,011)	02/15/28	(0.10)%	1D STIBOR	Monthly	(1,759)
Telecom Italia SpA	Barclays Bank PLC	(276,966)	02/19/27	(0.26)%	1D ESTR	Monthly	(3,510)
Telecom Italia SpA	UBS AG	(109,480)	01/03/31	0.00%	1D ESTR	Monthly	(1,237)
Telefonaktiebolaget LM Ericsson, Class B	Bank of America N.A.	(7,695,359)	02/15/28	0.00%	1D STIBOR	Monthly	(238,880)
Telefonaktiebolaget LM Ericsson, Class B	Citibank N.A.	(4,942,209)	07/06/26	(0.26)%	TN STIBOR	Monthly	(228,761)
Telefonaktiebolaget LM Ericsson, Class B	UBS AG	(7,668,802)	01/20/31	0.00%	TN STIBOR	Monthly	(131,689)
Teleperformance SE	Bank of America N.A.	(2,756,839)	02/15/28	(0.26)%	1D ESTR	Monthly	(169,195)
Teleperformance SE	Bank of America N.A.	(165,012)	02/15/28	(0.26)%	1D ESTR	Monthly	(10,745)
Teleperformance SE	Barclays Bank PLC	(4,907,098)	12/10/26	(0.26)%	1D ESTR	Monthly	(237,878)
Teleperformance SE	Barclays Bank PLC	(87,594)	02/19/27	(0.26)%	1D ESTR	Monthly	(4,246)
Teleperformance SE	Barclays Bank PLC	(1,147,199)	02/26/27	(0.26)%	1D ESTR	Monthly	(50,252)
Teleperformance SE	Barclays Bank PLC	(93,867)	08/18/27	(0.26)%	1D ESTR	Monthly	(6,169)
Teleperformance SE	Citibank N.A.	(31,776)	07/06/26	(2.00)%	1D ESTR	Monthly	(2,089)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Telephone and Data Systems, Inc.	BNP Paribas SA	$ (97,577)	05/17/27	(0.15)%	1D OBFR01	Monthly	$ (2,141)
Telesat Corp., Class A	BNP Paribas SA	(957,389)	05/18/26	(0.20)%	CABROVER	Monthly	(30,187)
Telia Co. AB	Barclays Bank PLC	(138,154)	02/26/27	(0.26)%	1D STIBOR	Monthly	(3,551)
Telia Co. AB	UBS AG	(422,750)	01/20/31	0.00%	TN STIBOR	Monthly	(13,792)
Telstra Group Ltd.	Barclays Bank PLC	(203,018)	01/20/27	(0.15)%	1D AONIA	Monthly	(169)
Telstra Group Ltd.	Barclays Bank PLC	(357,505)	09/09/27	(0.15)%	1D AONIA	Monthly	(297)
Telstra Group Ltd.	Morgan Stanley & Co. International PLC	(6,996,105)	01/06/27	(0.30)%	1D AONIA	Monthly	(5,811)
Temenos AG, Class N	Barclays Bank PLC	(5,328,088)	02/26/27	(0.26)%	SSARON	Monthly	404,858
Temple & Webster Group Ltd.	Bank of America N.A.	(150,290)	02/15/28	(0.15)%	1D AONIA	Monthly	17,058
Temple & Webster Group Ltd.	Barclays Bank PLC	(81,558)	01/20/27	(0.25)%	1D AONIA	Monthly	10,133
Tempur Sealy International, Inc.	Barclays Bank PLC	(120,715)	02/16/27	(0.15)%	1D OBFR01	Monthly	5,787
Tempur Sealy International, Inc.	Morgan Stanley & Co. International PLC	(24,636,713)	01/06/27	(0.15)%	1D FEDL01	Monthly	1,177,918
Tempur Sealy International, Inc.	UBS AG	(146,224)	01/14/31	0.00%	1D OBFR01	Monthly	3,000
Tempus AI, Inc., Class A	UBS AG	(371,760)	01/22/31	0.00%	1D OBFR01	Monthly	(16,322)
Tenaris SA	Barclays Bank PLC	(4,747,638)	02/26/27	(0.26)%	1D ESTR	Monthly	(154,714)
Tenaz Energy Corp.	Citibank N.A.	(522,738)	02/24/28	(0.50)%	1D CORRA	Monthly	(43,695)
Tenaz Energy Corp.	Goldman Sachs Bank USA	(380,752)	08/18/26	(2.31)%	1D CORRA	Monthly	(30,502)
Tenet Healthcare Corp.	UBS AG	(1,823,722)	01/22/31	0.00%	1D OBFR01	Monthly	154,898
Tennant Co.	UBS AG	(3,637,136)	04/21/28	0.00%	1D OBFR01	Monthly	(146,748)
Terex Corp.	SG Americas Securities LLC	(11,049,823)	12/08/27	(0.15)%	1D OBFR01	Monthly	169,674
Terex Corp.	UBS AG	(1,043,503)	01/14/31	0.00%	1D OBFR01	Monthly	(62,973)
Terna - Rete Elettrica Nazionale	Morgan Stanley & Co. International PLC	(9,268,788)	01/06/27	(0.26)%	1D ESTR	Monthly	(94,648)
TerraVest Industries, Inc.	Citibank N.A.	(2,899,032)	02/24/28	(1.63)%	1D CORRA	Monthly	(16,200)
Terreno Realty Corp.	SG Americas Securities LLC	(12,911,491)	12/08/27	(0.15)%	1D OBFR01	Monthly	(218,877)
Terreno Realty Corp.	UBS AG	(6,771,351)	04/18/28	0.00%	1D OBFR01	Monthly	55,621
Terumo Corp.	Bank of America N.A.	(143,886)	03/15/28	(0.15)%	1D P TONA	Monthly	12,829
Terumo Corp.	UBS AG	(222,116)	01/06/31	0.00%	1D P TONA	Monthly	19,804
Tesla, Inc.	Citibank N.A.	(28,553,287)	02/24/28	0.15%	1D OBFR01	Monthly	433,262
Teva Pharmaceutical Industries Ltd., ADR, ADR	BNP Paribas SA	(6,669,331)	05/17/27	(0.15)%	1D OBFR01	Monthly	(730,018)
Texas Instruments, Inc.	Barclays Bank PLC	(1,745,220)	02/16/27	(0.15)%	1D OBFR01	Monthly	(6)
Texas Pacific Land Corp.	Barclays Bank PLC	(621,893)	02/16/27	(0.15)%	1D OBFR01	Monthly	(5,901)
Texas Pacific Land Corp.	SG Americas Securities LLC	(29,635,806)	12/08/27	(0.14)%	1D OBFR01	Monthly	(39,950)
Textron, Inc.	Bank of America N.A.	(642,931)	02/15/28	(0.15)%	1D OBFR01	Monthly	(38,864)
Textron, Inc.	Barclays Bank PLC	(1,560,093)	02/16/27	(0.10)%	1D OBFR01	Monthly	(113,353)
Textron, Inc.	BNP Paribas SA	(2,731,082)	01/28/28	(0.15)%	1D OBFR01	Monthly	(170,557)
Textron, Inc.	UBS AG	(132,115)	01/14/31	0.00%	1D OBFR01	Monthly	(7,986)
Textron, Inc.	UBS AG	(20,837,895)	01/22/31	0.00%	1D OBFR01	Monthly	(1,259,102)
TFI International, Inc.	Goldman Sachs Bank USA	(2,379,093)	08/18/26	(0.15)%	1D CORRA	Monthly	(50,926)
TFS Financial Corp.	Bank of America N.A.	(233,525)	02/15/28	(0.15)%	1D OBFR01	Monthly	(6,709)
TFS Financial Corp.	Citibank N.A.	(387,848)	06/25/26	(0.15)%	1D OBFR01	Monthly	(6,079)
TG Therapeutics, Inc.	Bank of America N.A.	(348,244)	02/15/28	0.00%	1D OBFR01	Monthly	15,342
TGS ASA	SG Americas Securities LLC	(2,621,466)	12/08/27	(0.28)%	NOWA	Monthly	(599,192)
TGS ASA	UBS AG	(5,055,004)	04/24/28	0.00%	NOWA	Monthly	(963,810)
Thales SA	Morgan Stanley & Co. International PLC	(2,620,398)	01/06/27	(0.26)%	1D ESTR	Monthly	85,674
THG PLC	Bank of America N.A.	(79,885)	02/15/28	(2.25)%	1D SONIA	Monthly	11,924
Thor Industries, Inc.	Barclays Bank PLC	(849,943)	12/23/26	(0.15)%	1D OBFR01	Monthly	(6,614)
Thule Group AB	Bank of America N.A.	(2,820,076)	02/15/28	(0.26)%	1D STIBOR	Monthly	52,552
Thule Group AB	Barclays Bank PLC	(3,415,601)	01/18/27	(0.26)%	1D STIBOR	Monthly	166,265
thyssenkrupp AG	Barclays Bank PLC	(12,131,904)	08/18/27	(0.26)%	1D ESTR	Monthly	(1,784,440)
thyssenkrupp AG	Citibank N.A.	(5,623,882)	06/25/26	0.00%	1D ESTR	Monthly	(817,740)
thyssenkrupp AG	Citibank N.A.	(21,268,788)	07/06/26	0.00%	1D ESTR	Monthly	(3,094,468)
thyssenkrupp AG	Goldman Sachs Bank USA	(3,697,827)	08/19/26	(0.26)%	1D ESTR	Monthly	(539,415)
thyssenkrupp AG	UBS AG	(841,041)	04/18/28	0.00%	1D ESTR	Monthly	(124,638)
TIC Solutions, Inc.	BNP Paribas SA	(279,127)	01/28/28	(0.15)%	1D OBFR01	Monthly	(54,803)
TIC Solutions, Inc.	Citibank N.A.	(108,042)	06/25/26	(0.15)%	1D OBFR01	Monthly	(3,667)
TIC Solutions, Inc.	UBS AG	(107,632)	01/14/31	0.00%	1D OBFR01	Monthly	(21,132)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Tidewater, Inc.	UBS AG	$ (2,662,059)	04/21/28	0.00%	1D OBFR01	Monthly	$ (182,119)
Timken Co.	BNP Paribas SA	(1,774,509)	01/28/28	(0.15)%	1D OBFR01	Monthly	(122,486)
Timken Co.	SG Americas Securities LLC	(13,202,495)	12/08/27	(0.15)%	1D OBFR01	Monthly	(624,712)
Timken Co.	UBS AG	(41,181)	01/14/31	0.00%	1D OBFR01	Monthly	(2,843)
TimkenSteel Corp.	Bank of America N.A.	(495,431)	02/15/28	(0.15)%	1D OBFR01	Monthly	(48,638)
TimkenSteel Corp.	Barclays Bank PLC	(1,323,537)	12/23/26	(0.14)%	1D OBFR01	Monthly	(36,039)
TimkenSteel Corp.	Goldman Sachs Bank USA	(593,963)	08/19/26	(0.15)%	1D FEDL01	Monthly	(58,311)
TIS, Inc.	Barclays Bank PLC	(7,891,431)	01/20/27	(0.20)%	1D P TONA	Monthly	529,071
TIS, Inc.	Barclays Bank PLC	(4,696,601)	09/09/27	(0.20)%	1D P TONA	Monthly	357,211
TIS, Inc.	UBS AG	(417,465)	01/06/31	0.00%	1D P TONA	Monthly	31,693
Titan America SA	Morgan Stanley & Co. International PLC	(103,985)	01/04/27	(0.39)%	1D FEDL01	Monthly	(380)
TKH Group NV	Bank of America N.A.	(4,552,021)	02/15/28	(0.26)%	1D ESTR	Monthly	(296,061)
TKH Group NV	Barclays Bank PLC	(561,530)	12/10/26	(0.10)%	1D ESTR	Monthly	(14,871)
TKO Group Holdings, Inc., Class A	Bank of America N.A.	(251,416)	02/15/28	(0.15)%	1D OBFR01	Monthly	9,127
TKO Group Holdings, Inc., Class A	Barclays Bank PLC	(941,544)	02/16/27	(0.15)%	1D OBFR01	Monthly	859
TKO Group Holdings, Inc., Class A	Citibank N.A.	(4,552,008)	02/24/28	(0.15)%	1D OBFR01	Monthly	4,155
TKO Group Holdings, Inc., Class A	SG Americas Securities LLC	(22,418,439)	12/08/27	(0.15)%	1D OBFR01	Monthly	1,219,066
TKO Group Holdings, Inc., Class A	UBS AG	(759,269)	04/18/28	0.00%	1D OBFR01	Monthly	27,563
TKO Group Holdings, Inc., Class A	UBS AG	(528,515)	01/14/31	0.00%	1D OBFR01	Monthly	19,186
TMC the metals Co., Inc.	Morgan Stanley & Co. International PLC	(91,547)	01/04/27	(0.15)%	1D FEDL01	Monthly	7,975
TMC the metals Co., Inc.	UBS AG	(1,217,495)	04/21/28	0.00%	1D OBFR01	Monthly	(28,535)
T-Mobile U.S., Inc.	Barclays Bank PLC	(1,095,257)	02/23/27	(0.10)%	1D OBFR01	Monthly	(26,131)
Toa Corp.	Barclays Bank PLC	(46,568)	01/20/27	(0.15)%	1D P TONA	Monthly	112
Toast, Inc., Class A	SG Americas Securities LLC	(6,863,141)	12/08/27	0.03%	1D OBFR01	Monthly	(604,878)
Tobu Railway Co. Ltd.	Bank of America N.A.	(130,305)	03/15/28	(0.15)%	1D P TONA	Monthly	7,084
Tochigi Bank Ltd.	Barclays Bank PLC	(2,027,107)	05/12/27	(0.15)%	1D P TONA	Monthly	(57,730)
Tochigi Bank Ltd.	UBS AG	(42,839)	04/03/28	0.00%	1D P TONA	Monthly	1,852
Toei Animation Co. Ltd.	Barclays Bank PLC	(32,938)	01/20/27	(0.15)%	1D P TONA	Monthly	1,201
Toei Animation Co. Ltd.	Barclays Bank PLC	(520,576)	05/12/27	(0.15)%	1D P TONA	Monthly	6,112
Toei Co. Ltd.	Barclays Bank PLC	(4,204,694)	05/12/27	(0.20)%	1D P TONA	Monthly	(39,544)
Toei Co. Ltd.	Morgan Stanley & Co. International PLC	(1,750,107)	01/06/27	(0.25)%	1D P TONA	Monthly	(16,174)
Toei Co. Ltd.	UBS AG	(649,791)	04/03/28	0.00%	1D P TONA	Monthly	802
Toho Co. Ltd.	Bank of America N.A.	(1,077,704)	02/15/28	(0.20)%	1D P TONA	Monthly	45,023
Toho Co. Ltd.	Barclays Bank PLC	(3,250,818)	01/20/27	(0.20)%	1D P TONA	Monthly	196
Toho Co. Ltd.	Barclays Bank PLC	(4,384,351)	05/12/27	(0.20)%	1D P TONA	Monthly	(44,087)
Toho Co. Ltd.	BNP Paribas SA	(11,711,565)	09/09/26	(0.25)%	1D TONA	Monthly	473,010
Toho Co. Ltd.	BNP Paribas SA	(296,126)	03/24/27	(0.25)%	1D TONA	Monthly	12,371
Toho Co. Ltd.	BNP Paribas SA	(1,779,668)	01/21/28	(0.25)%	1D TONA	Monthly	74,348
Toho Holdings Co. Ltd.	Barclays Bank PLC	(265,928)	01/20/27	(0.15)%	1D P TONA	Monthly	(11,277)
Tohoku Electric Power Co., Inc.	Barclays Bank PLC	(3,834,154)	05/12/27	(0.19)%	1D P TONA	Monthly	123,848
Tokio Marine Holdings, Inc.	Barclays Bank PLC	(3,361,069)	05/12/27	(0.15)%	1D P TONA	Monthly	22,485
Tokio Marine Holdings, Inc.	BNP Paribas SA	(4,353,417)	09/09/26	(0.25)%	1D TONA	Monthly	(212,521)
Tokio Marine Holdings, Inc.	BNP Paribas SA	(1,248,824)	03/24/27	(0.25)%	1D TONA	Monthly	(60,964)
Tokio Marine Holdings, Inc.	UBS AG	(12,597,400)	04/18/28	0.00%	1D P TONA	Monthly	(614,968)
Tokio Marine Holdings, Inc.	UBS AG	(15,567,083)	09/03/29	0.00%	1D P TONA	Monthly	(713,669)
Tokmanni Group Corp.	Barclays Bank PLC	(75,508)	02/19/27	(0.41)%	1D ESTR	Monthly	591
Tokmanni Group Corp.	BNP Paribas SA	(181,039)	01/13/28	(0.54)%	1D ESTR	Monthly	4,410
Tokmanni Group Corp.	Morgan Stanley & Co. International PLC	(259,894)	01/04/27	(0.26)%	1D ESTR	Monthly	2,033
Tokmanni Group Corp.	SG Americas Securities LLC	(1,535,059)	12/08/27	(0.26)%	1D ESTR	Monthly	(70,687)
Tokyo Electric Power Co. Holdings, Inc.	Barclays Bank PLC	(381,838)	05/12/27	(0.15)%	1D P TONA	Monthly	17,875
Tokyo Electron Device Ltd.	Barclays Bank PLC	(1,684,264)	05/12/27	(0.20)%	1D P TONA	Monthly	(146,726)
Tokyo Electron Ltd.	Barclays Bank PLC	(87,190)	01/20/27	(0.15)%	1D P TONA	Monthly	(1,215)
Tokyo Gas Co. Ltd.	Bank of America N.A.	(78,716)	03/15/28	(0.15)%	1D P TONA	Monthly	(1,976)
Tokyo Gas Co. Ltd.	Barclays Bank PLC	(2,063,509)	01/26/27	(0.15)%	1D P TONA	Monthly	(51,491)
Tokyo Gas Co. Ltd.	Barclays Bank PLC	(4,446,074)	05/12/27	(0.15)%	1D P TONA	Monthly	(110,942)
Tokyo Gas Co. Ltd.	UBS AG	(57,753)	01/06/31	0.00%	1D P TONA	Monthly	2,542

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Tokyo Kiraboshi Financial Group, Inc.	Bank of America N.A.	$ (522,545)	02/15/28	(0.25)%	1D P TONA	Monthly	$ 23,927
Tokyo Kiraboshi Financial Group, Inc.	Barclays Bank PLC	(137,140)	01/20/27	(0.20)%	1D P TONA	Monthly	(4,259)
Tokyo Kiraboshi Financial Group, Inc.	Barclays Bank PLC	(2,367,475)	05/12/27	(0.20)%	1D P TONA	Monthly	(73,519)
Tokyo Kiraboshi Financial Group, Inc.	BNP Paribas SA	(155,984)	03/24/27	(0.15)%	1D TONA	Monthly	7,142
Tokyo Kiraboshi Financial Group, Inc.	UBS AG	(93,590)	04/03/28	0.00%	1D P TONA	Monthly	4,285
Tokyo Kiraboshi Financial Group, Inc.	UBS AG	(194,979)	01/06/31	0.00%	1D P TONA	Monthly	8,928
Tokyo Metro Co. Ltd.	Barclays Bank PLC	(3,519,900)	05/12/27	(2.82)%	1D P TONA	Monthly	34,454
Tokyo Metro Co. Ltd.	UBS AG	(1,485,067)	04/18/28	0.00%	1D P TONA	Monthly	28,791
Tokyo Ohka Kogyo Co. Ltd.	Bank of America N.A.	(5,345,398)	02/15/28	0.00%	1D P TONA	Monthly	48,438
Tokyo Ohka Kogyo Co. Ltd.	Bank of America N.A.	(2,313,768)	03/15/28	0.00%	1D P TONA	Monthly	20,966
Tokyo Ohka Kogyo Co. Ltd.	Barclays Bank PLC	(15,531,680)	05/12/27	(0.20)%	1D P TONA	Monthly	75,843
Tokyo Ohka Kogyo Co. Ltd.	Barclays Bank PLC	(5,760,132)	09/09/27	(0.20)%	1D P TONA	Monthly	28,127
Tokyo Steel Manufacturing Co. Ltd.	Bank of America N.A.	(990,729)	02/15/28	(0.15)%	1D P TONA	Monthly	17,833
Tokyo Steel Manufacturing Co. Ltd.	Barclays Bank PLC	(1,943,873)	05/12/27	(0.16)%	1D P TONA	Monthly	111,134
Tokyo Tatemono Co. Ltd.	Barclays Bank PLC	(398,700)	01/20/27	(0.15)%	1D P TONA	Monthly	613
Tokyo Tatemono Co. Ltd.	Barclays Bank PLC	(1,521,050)	09/09/27	(0.15)%	1D P TONA	Monthly	2,339
Tokyu Construction Co. Ltd.	Citibank N.A.	(108,460)	02/24/27	(0.15)%	1D P TONA	Monthly	(4,816)
Tokyu Corp.	Barclays Bank PLC	(8,235,200)	01/20/27	(0.15)%	1D P TONA	Monthly	229,269
Tokyu Corp.	Barclays Bank PLC	(137,132)	01/26/27	(0.15)%	1D P TONA	Monthly	4,232
Tokyu Corp.	Barclays Bank PLC	(11,437,932)	05/12/27	(0.15)%	1D P TONA	Monthly	352,961
Tokyu Corp.	Barclays Bank PLC	(619,492)	09/09/27	(0.15)%	1D P TONA	Monthly	12,402
Tokyu Corp.	Citibank N.A.	(3,086,026)	02/24/27	(0.25)%	1D P TONA	Monthly	95,231
Tokyu Corp.	Citibank N.A.	(3,532,529)	02/24/27	(0.25)%	1D P TONA	Monthly	109,010
Tokyu Corp.	UBS AG	(21,748,999)	09/03/29	0.00%	1D P TONA	Monthly	2,539,018
Tokyu Corp.	UBS AG	(975,142)	01/20/31	0.00%	1D P TONA	Monthly	109,693
TOMRA Systems ASA	Morgan Stanley & Co. International PLC	(4,033,828)	01/04/27	(0.26)%	NOWA	Monthly	401,326
Tomy Co. Ltd.	Barclays Bank PLC	(18,162,305)	05/12/27	(0.20)%	1D P TONA	Monthly	963,516
Tootsie Roll Industries, Inc.	BNP Paribas SA	(565,040)	05/17/27	(0.15)%	1D OBFR01	Monthly	2,797
Tootsie Roll Industries, Inc.	Morgan Stanley & Co. International PLC	(941,583)	01/04/27	(0.15)%	1D FEDL01	Monthly	(8,325)
Tootsie Roll Industries, Inc.	SG Americas Securities LLC	(2,056,495)	12/08/27	(0.17)%	1D OBFR01	Monthly	93,012
TopBuild Corp.	Bank of America N.A.	(417,768)	02/15/28	(0.52)%	1D OBFR01	Monthly	(59,020)
Topgolf Callaway Brands Corp.	UBS AG	(3,241,145)	04/21/28	0.00%	1D OBFR01	Monthly	(270,434)
Topicus.com, Inc.	Morgan Stanley & Co. International PLC	(6,023,779)	01/04/27	(0.20)%	CABROVER	Monthly	567,533
TOPPAN Holdings, Inc.	Bank of America N.A.	(5,678,088)	02/15/28	0.00%	1D P TONA	Monthly	(236,900)
TOPPAN Holdings, Inc.	Bank of America N.A.	(838,873)	03/15/28	0.00%	1D P TONA	Monthly	(34,999)
TOPPAN Holdings, Inc.	Bank of America N.A.	(1,261,163)	03/15/28	(0.15)%	1D P TONA	Monthly	(52,618)
TOPPAN Holdings, Inc.	Barclays Bank PLC	(2,313,733)	01/26/27	(0.19)%	1D P TONA	Monthly	(87,931)
TOPPAN Holdings, Inc.	Barclays Bank PLC	(2,826,305)	05/12/27	(0.19)%	1D P TONA	Monthly	(107,410)
TOPPAN Holdings, Inc.	Barclays Bank PLC	(17,381,629)	09/09/27	(0.19)%	1D P TONA	Monthly	(660,569)
TOPPAN Holdings, Inc.	BNP Paribas SA	(6,899,304)	09/09/26	(0.15)%	1D TONA	Monthly	(287,851)
TOPPAN Holdings, Inc.	BNP Paribas SA	(2,545,153)	03/24/27	(0.15)%	1D TONA	Monthly	(106,188)
TOPPAN Holdings, Inc.	Citibank N.A.	(3,275,879)	02/24/27	(0.16)%	1D P TONA	Monthly	(124,496)
TOPPAN Holdings, Inc.	Citibank N.A.	(7,218,960)	02/24/27	(0.23)%	1D P TONA	Monthly	(274,348)
TOPPAN Holdings, Inc.	UBS AG	(4,857,644)	01/06/31	0.00%	1D P TONA	Monthly	(177,526)
Torex Gold Resources, Inc.	Morgan Stanley & Co. International PLC	(1,977,762)	01/04/27	(0.20)%	CABROVER	Monthly	215,200
Torex Gold Resources, Inc.	Morgan Stanley & Co. International PLC	(3,151,277)	01/06/27	(0.20)%	CABROVER	Monthly	342,890
Toro Co.	Bank of America N.A.	(7,337,926)	02/15/28	(0.15)%	1D OBFR01	Monthly	(188,213)
Toronto-Dominion Bank	Citibank N.A.	(19,898,184)	02/24/28	(0.20)%	1D CORRA	Monthly	(449,588)
Toronto-Dominion Bank	Goldman Sachs Bank USA	(13,529,125)	08/18/26	(0.15)%	1D CORRA	Monthly	(213,840)
Toronto-Dominion Bank	Morgan Stanley & Co. International PLC	(5,833,765)	01/04/27	(0.20)%	CABROVER	Monthly	(67,912)
Toronto-Dominion Bank	Morgan Stanley & Co. International PLC	(24,375,844)	01/06/27	(0.20)%	CABROVER	Monthly	(547,925)
Toshiba TEC Corp.	Barclays Bank PLC	(926,092)	05/12/27	(0.15)%	1D P TONA	Monthly	11,689
TotalEnergies SE	Bank of America N.A.	(31,141,578)	02/15/28	0.00%	1D ESTR	Monthly	(1,030,519)
TotalEnergies SE	Barclays Bank PLC	(4,221,686)	12/10/26	(0.26)%	1D ESTR	Monthly	(103,815)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
TotalEnergies SE	Citibank N.A.	$ (25,884,128)	07/06/26	0.00%	1D ESTR	Monthly	$ (1,088,703)
TotalEnergies SE	Morgan Stanley & Co. International PLC	(29,432,887)	01/06/27	(0.26)%	1D ESTR	Monthly	(1,237,966)
TotalEnergies SE	UBS AG	(45,940,161)	04/18/28	0.00%	1D ESTR	Monthly	(1,520,225)
TOTO Ltd.	Bank of America N.A.	(6,867,204)	03/15/28	0.00%	1D P TONA	Monthly	(10,905)
TOTO Ltd.	Barclays Bank PLC	(4,292,525)	01/26/27	(0.20)%	1D P TONA	Monthly	(200,377)
TOTO Ltd.	Barclays Bank PLC	(2,491,168)	05/12/27	(0.20)%	1D P TONA	Monthly	(122,373)
TOTO Ltd.	Barclays Bank PLC	(11,015,574)	09/09/27	(0.20)%	1D P TONA	Monthly	(534,591)
TOTO Ltd.	BNP Paribas SA	(1,219,060)	03/24/27	(0.15)%	1D TONA	Monthly	110
Towa Pharmaceutical Co. Ltd.	Barclays Bank PLC	(1,228,179)	05/12/27	(0.20)%	1D P TONA	Monthly	51,979
Towa Pharmaceutical Co. Ltd.	Citibank N.A.	(974,619)	02/24/27	(0.19)%	1D P TONA	Monthly	41,247
Tower Semiconductor Ltd.	Bank of America N.A.	(467,060)	02/15/28	(0.60)%	SHIR	Monthly	24,438
Tower Semiconductor Ltd.	Morgan Stanley & Co. International PLC	(299,045)	02/11/28	(0.75)%	SHIR	Monthly	(25,003)
Tower Semiconductor Ltd.	SG Americas Securities LLC	(232,531)	12/08/27	(0.75)%	SHIR	Monthly	9,761
Towne Bank	BNP Paribas SA	(107,597)	05/17/27	0.00%	1D OBFR01	Monthly	(8)
Toyo Suisan Kaisha Ltd.	Bank of America N.A.	(1,691,795)	02/15/28	0.00%	1D P TONA	Monthly	30,788
Toyo Suisan Kaisha Ltd.	Bank of America N.A.	(2,499,083)	03/15/28	0.00%	1D P TONA	Monthly	45,479
Toyo Suisan Kaisha Ltd.	Barclays Bank PLC	(8,013,605)	05/12/27	(0.20)%	1D P TONA	Monthly	(105,343)
Toyo Suisan Kaisha Ltd.	Citibank N.A.	(5,462,585)	02/24/27	(0.16)%	1D P TONA	Monthly	(71,809)
Toyo Suisan Kaisha Ltd.	Citibank N.A.	(8,782,313)	02/24/27	(0.17)%	1D P TONA	Monthly	(115,448)
Toyo Suisan Kaisha Ltd.	JPMorgan Chase Bank N.A.	(718,042)	02/10/27	(0.68)%	1D P TONA	Monthly	21,935
Toyo Suisan Kaisha Ltd.	SG Americas Securities LLC	(20,517,505)	12/08/27	(0.10)%	1D P TONA	Monthly	626,770
Toyo Suisan Kaisha Ltd.	SG Americas Securities LLC	(1,528,504)	12/08/27	(0.25)%	1D P TONA	Monthly	46,693
Toyo Suisan Kaisha Ltd.	UBS AG	(877,487)	01/20/31	0.00%	1D P TONA	Monthly	15,969
Toyo Tanso Co. Ltd.	Barclays Bank PLC	(12,828,508)	05/12/27	(0.20)%	1D P TONA	Monthly	(125,838)
Toyo Tire Corp.	UBS AG	(169,685)	01/06/31	0.00%	1D P TONA	Monthly	7,865
Toyobo Co. Ltd.	Bank of America N.A.	(51,289)	03/15/28	(0.15)%	1D P TONA	Monthly	2,858
Toyobo Co. Ltd.	Barclays Bank PLC	(66,959)	01/20/27	(0.15)%	1D P TONA	Monthly	252
Toyoda Gosei Co. Ltd.	UBS AG	(254,606)	01/06/31	0.00%	1D P TONA	Monthly	(19,809)
Toyota Boshoku Corp.	Barclays Bank PLC	(2,104,002)	05/12/27	(0.18)%	1D P TONA	Monthly	179,792
Toyota Motor Corp.	Barclays Bank PLC	(32,369,628)	05/12/27	(0.19)%	1D P TONA	Monthly	1,885,401
Toyota Motor Corp.	Barclays Bank PLC	(37,345,024)	09/09/27	(0.19)%	1D P TONA	Monthly	2,175,197
Toyota Motor Corp.	BNP Paribas SA	(31,176,338)	03/24/27	(0.25)%	1D TONA	Monthly	3,465,847
Toyota Motor Corp.	Citibank N.A.	(39,427,862)	02/24/27	(0.16)%	1D P TONA	Monthly	2,275,150
Toyota Motor Corp.	Citibank N.A.	(28,431,336)	02/24/27	(0.19)%	1D P TONA	Monthly	1,580,800
Toyota Motor Corp.	Goldman Sachs Bank USA	(23,006,606)	08/19/26	0.20%	1D P TONA	Monthly	820,553
Toyota Motor Corp.	SG Americas Securities LLC	(3,222,857)	12/08/27	(0.25)%	1D P TONA	Monthly	360,822
Toyota Motor Corp.	UBS AG	(1,168,357)	04/18/28	0.00%	1D P TONA	Monthly	129,885
Toyota Tsusho Corp.	Bank of America N.A.	(2,489,135)	02/15/28	(0.15)%	1D P TONA	Monthly	43,499
Toyota Tsusho Corp.	Bank of America N.A.	(1,965,737)	03/15/28	(0.15)%	1D P TONA	Monthly	34,353
Toyota Tsusho Corp.	Barclays Bank PLC	(359,048)	01/20/27	(0.20)%	1D P TONA	Monthly	1,820
Toyota Tsusho Corp.	Barclays Bank PLC	(14,732,789)	09/09/27	(0.20)%	1D P TONA	Monthly	74,678
Toyota Tsusho Corp.	Citibank N.A.	(48,329,388)	02/24/27	(0.22)%	1D P TONA	Monthly	244,974
Toyota Tsusho Corp.	Citibank N.A.	(14,196,190)	02/24/27	(0.23)%	1D P TONA	Monthly	71,958
Toyota Tsusho Corp.	JPMorgan Chase Bank N.A.	(3,316,501)	02/10/27	(0.15)%	1D P TONA	Monthly	168,187
Toyota Tsusho Corp.	JPMorgan Chase Bank N.A.	(5,814,215)	02/10/27	(0.15)%	1D P TONA	Monthly	294,851
Toyota Tsusho Corp.	SG Americas Securities LLC	(48,759,180)	12/08/27	(0.10)%	1D P TONA	Monthly	2,472,681
Toyota Tsusho Corp.	SG Americas Securities LLC	(26,371,735)	12/08/27	(0.13)%	1D P TONA	Monthly	1,185,221
Trade Desk, Inc., Class A	Bank of America N.A.	(253,005)	02/15/28	(0.15)%	1D OBFR01	Monthly	(4,173)
Trade Desk, Inc., Class A	BNP Paribas SA	(986,527)	01/24/28	(0.15)%	1D OBFR01	Monthly	(5,385)
Tradeweb Markets, Inc., Class A	BNP Paribas SA	(14,937,079)	05/17/27	(0.15)%	1D OBFR01	Monthly	865,087
Trainline PLC	Barclays Bank PLC	(129,600)	12/10/26	(0.25)%	1D SONIA	Monthly	(195)
Trainline PLC	UBS AG	(100,269)	04/24/28	0.00%	1D SONIA	Monthly	1,063
Trane Technologies PLC	Barclays Bank PLC	(678,224)	12/23/26	(0.15)%	1D OBFR01	Monthly	(3)
TransAlta Corp., Class A	BNP Paribas SA	(2,931,400)	01/24/28	(0.20)%	CABROVER	Monthly	281,715
Transcontinental, Inc., Class A	Bank of America N.A.	(53,723)	02/15/28	(0.20)%	CABROVER	Monthly	1,571
TransDigm Group, Inc.	Bank of America N.A.	(4,005,076)	02/15/28	(0.15)%	1D OBFR01	Monthly	360,419
TransDigm Group, Inc.	Barclays Bank PLC	(14,564,191)	12/23/26	(0.10)%	1D OBFR01	Monthly	340,516
TransDigm Group, Inc.	BNP Paribas SA	(156,578)	01/28/28	(0.15)%	1D OBFR01	Monthly	9,260
Transocean Ltd.	Goldman Sachs Bank USA	(1,163,580)	08/18/26	(0.15)%	1D FEDL01	Monthly	(126,764)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Transocean Ltd.	UBS AG	$ (336,460)	01/14/31	0.00%	1D OBFR01	Monthly	$ (36,655)
TransUnion	BNP Paribas SA	(6,320,116)	01/28/28	(0.15)%	1D OBFR01	Monthly	341,277
TransUnion	SG Americas Securities LLC	(29,555,849)	12/08/27	(0.15)%	1D OBFR01	Monthly	272,254
TransUnion	UBS AG	(795,012)	01/14/31	0.00%	1D OBFR01	Monthly	32,117
Transurban Group	Barclays Bank PLC	(2,998,745)	09/09/27	(0.15)%	1D AONIA	Monthly	(52,973)
Transurban Group	BNP Paribas SA	(3,501,380)	09/07/26	(0.25)%	1D AONIA	Monthly	(121,279)
Travel + Leisure Co.	BNP Paribas SA	(105,150)	05/17/27	(0.15)%	1D OBFR01	Monthly	4,151
Travelers Cos, Inc.	Bank of America N.A.	(479,527)	02/15/28	(0.15)%	1D OBFR01	Monthly	(9,308)
Travelers Cos, Inc.	Barclays Bank PLC	(5,700,545)	02/16/27	(0.10)%	1D OBFR01	Monthly	(65,380)
Travelers Cos, Inc.	BNP Paribas SA	(380,448)	01/28/28	(0.15)%	1D OBFR01	Monthly	(7,385)
Travelers Cos, Inc.	UBS AG	(2,538,618)	01/14/31	0.00%	1D OBFR01	Monthly	(49,275)
Travis Perkins PLC	Morgan Stanley & Co. International PLC	(1,462,170)	01/04/27	(0.25)%	1D SONIA	Monthly	55,491
TRE Holdings Corp.	Barclays Bank PLC	(217,062)	01/20/27	(0.19)%	1D P TONA	Monthly	9,225
TRE Holdings Corp.	Barclays Bank PLC	(4,678,068)	05/12/27	(0.19)%	1D P TONA	Monthly	198,822
TRE Holdings Corp.	Morgan Stanley & Co. International PLC	(487,588)	01/06/27	(0.25)%	1D P TONA	Monthly	20,723
TRE Holdings Corp.	UBS AG	(105,203)	01/06/31	0.00%	1D P TONA	Monthly	2,820
Trend Micro, Inc.	Bank of America N.A.	(404,487)	03/15/28	(0.15)%	1D P TONA	Monthly	714
Trend Micro, Inc.	Barclays Bank PLC	(814,885)	01/26/27	(0.15)%	1D P TONA	Monthly	59,552
Trevi Therapeutics, Inc.	UBS AG	(480,214)	04/21/28	0.00%	1D OBFR01	Monthly	17,163
Trex Co., Inc.	UBS AG	(12,053,634)	04/21/28	0.00%	1D OBFR01	Monthly	501,747
Tri Chemical Laboratories, Inc.	Barclays Bank PLC	(249,369)	01/20/27	(0.20)%	1D P TONA	Monthly	(4,425)
Tri Chemical Laboratories, Inc.	Barclays Bank PLC	(17,278,017)	05/12/27	(0.20)%	1D P TONA	Monthly	(306,598)
Trigano SA	Morgan Stanley & Co. International PLC	(6,515,345)	01/04/27	(0.26)%	1D ESTR	Monthly	(54,110)
TriMas Corp.	Barclays Bank PLC	(113,243)	02/16/27	(0.10)%	1D OBFR01	Monthly	(2,629)
TriMas Corp.	UBS AG	(10,015)	01/14/31	0.00%	1D OBFR01	Monthly	168
Trimble, Inc.	Barclays Bank PLC	(4,152,248)	02/16/27	(0.10)%	1D OBFR01	Monthly	(36,201)
Trimble, Inc.	BNP Paribas SA	(3,897,998)	01/28/28	(0.15)%	1D OBFR01	Monthly	(30,932)
Trimble, Inc.	UBS AG	(3,125,881)	01/14/31	0.00%	1D OBFR01	Monthly	(9,009)
Trip.com Group Ltd.	UBS AG	(550,221)	01/14/31	0.00%	1D OBFR01	Monthly	(14,918)
TripAdvisor, Inc.	SG Americas Securities LLC	(5,356,400)	12/08/27	(0.15)%	1D OBFR01	Monthly	(98,013)
Triple Flag Precious Metals Corp.	Morgan Stanley & Co. International PLC	(230,316)	01/04/27	(0.20)%	CABROVER	Monthly	(27)
Trisura Group Ltd.	BNP Paribas SA	(9,630,738)	05/18/26	(0.20)%	CABROVER	Monthly	477,015
Tritax Big Box REIT PLC	Morgan Stanley & Co. International PLC	(819,376)	01/27/27	(0.25)%	1D SONIA	Monthly	22,283
Tritax Big Box REIT PLC	UBS AG	(620,700)	04/18/28	0.00%	1D SONIA	Monthly	9,448
Triumph Financial, Inc.	Bank of America N.A.	(718,973)	02/15/28	(0.15)%	1D OBFR01	Monthly	(60,836)
Triumph Financial, Inc.	Bank of America N.A.	(57,595)	02/15/28	(0.15)%	1D OBFR01	Monthly	(4,873)
Triumph Financial, Inc.	BNP Paribas SA	(1,466,798)	05/17/27	(0.15)%	1D OBFR01	Monthly	(123,140)
Triumph Financial, Inc.	Goldman Sachs Bank USA	(296,899)	08/19/26	(0.15)%	1D FEDL01	Monthly	(25,122)
Triumph Financial, Inc.	SG Americas Securities LLC	(3,828,887)	12/08/27	(0.15)%	1D OBFR01	Monthly	(329,981)
Troax Group AB	BNP Paribas SA	(87,488)	01/13/28	(0.26)%	1D STIBOR	Monthly	2,243
Tronox Holdings PLC	Citibank N.A.	(113,880)	06/25/26	(0.15)%	1D OBFR01	Monthly	(3,043)
Truecaller AB, Class B	BNP Paribas SA	(100,966)	01/13/28	(0.26)%	1D STIBOR	Monthly	(3,783)
Truecaller AB, Class B	SG Americas Securities LLC	(2,406,047)	12/08/27	(0.26)%	1D STIBOR	Monthly	(186,073)
Truecaller AB, Class B	UBS AG	(64,330)	01/03/31	0.00%	TN STIBOR	Monthly	(6,462)
Trupanion, Inc.	BNP Paribas SA	(50,374)	01/28/28	(0.15)%	1D OBFR01	Monthly	5,945
Trusco Nakayama Corp.	Barclays Bank PLC	(2,324,835)	05/12/27	(0.20)%	1D P TONA	Monthly	160,010
Trusco Nakayama Corp.	Citibank N.A.	(281,653)	02/24/27	(0.15)%	1D P TONA	Monthly	5,528
Trusco Nakayama Corp.	Goldman Sachs Bank USA	(35,612)	08/19/26	(0.25)%	1D P TONA	Monthly	2,477
Trustpilot Group PLC	BNP Paribas SA	(62,465)	01/13/28	(0.10)%	1D SONIA	Monthly	(4,916)
Tryg A/S	Bank of America N.A.	(314,430)	02/15/28	0.00%	1W CIBOR	Monthly	13,015
Tryg A/S	Barclays Bank PLC	(555,532)	02/26/27	(0.26)%	DESTR	Monthly	14,865
Tryg A/S	UBS AG	(1,342,995)	01/22/31	0.00%	DESTR	Monthly	55,591
Tsuburaya Fields Holdings, Inc.	Barclays Bank PLC	(62,996)	01/20/27	(1.44)%	1D P TONA	Monthly	1,419
Tsuburaya Fields Holdings, Inc.	Barclays Bank PLC	(398,664)	05/12/27	(1.44)%	1D P TONA	Monthly	8,981
Tsuburaya Fields Holdings, Inc.	BNP Paribas SA	(744,621)	03/24/27	(0.25)%	1D TONA	Monthly	10,289
Tsuburaya Fields Holdings, Inc.	UBS AG	(8,387)	04/03/28	0.00%	1D P TONA	Monthly	116
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Tsumura & Co.	Bank of America N.A.	$ (75,413)	03/15/28	(0.15)%	1D P TONA	Monthly	$ 776
Tsumura & Co.	Barclays Bank PLC	(131,992)	01/20/27	(0.15)%	1D P TONA	Monthly	1,378
Tsumura & Co.	Barclays Bank PLC	(3,594,424)	05/12/27	(0.15)%	1D P TONA	Monthly	37,531
TTM Technologies, Inc.	BNP Paribas SA	(898,908)	01/28/28	(0.10)%	1D OBFR01	Monthly	(291,223)
TTM Technologies, Inc.	UBS AG	(54,919)	01/14/31	0.00%	1D OBFR01	Monthly	(19,603)
Tuas Ltd.	BNP Paribas SA	(2,200,350)	03/22/27	(0.25)%	1D AONIA	Monthly	(9,712)
TuHURA Biosciences, Inc.	Bank of America N.A.	(311,642)	02/15/28	(13.52)%	1D OBFR01	Monthly	84,255
TuHURA Biosciences, Inc.	UBS AG	(82,690)	01/14/31	0.00%	1D OBFR01	Monthly	22,356
TUI AG	Barclays Bank PLC	(70,410)	02/26/27	(0.26)%	1D ESTR	Monthly	398
Turning Point Brands, Inc.	Bank of America N.A.	(90,777)	02/15/28	(0.15)%	1D OBFR01	Monthly	(12,977)
Turning Point Brands, Inc.	BNP Paribas SA	(99,799)	05/17/27	0.00%	1D OBFR01	Monthly	(4,520)
Turning Point Brands, Inc.	BNP Paribas SA	(587,825)	01/28/28	(0.15)%	1D OBFR01	Monthly	2,250
Turning Point Brands, Inc.	UBS AG	(202,718)	01/14/31	0.00%	1D OBFR01	Monthly	776
TV Asahi Holdings Corp.	Barclays Bank PLC	(2,560,739)	05/12/27	(0.15)%	1D P TONA	Monthly	50,687
TV Asahi Holdings Corp.	Morgan Stanley & Co. International PLC	(204,775)	01/06/27	(0.25)%	1D P TONA	Monthly	4,053
Tvardi Therapeutics, Inc.	Barclays Bank PLC	(30,501)	02/16/27	(1.37)%	1D OBFR01	Monthly	755
Tvardi Therapeutics, Inc.	UBS AG	(119,417)	01/14/31	0.00%	1D OBFR01	Monthly	11,012
Tyler Technologies, Inc.	Barclays Bank PLC	(3,280,911)	02/16/27	(0.11)%	1D OBFR01	Monthly	49,633
Tyler Technologies, Inc.	BNP Paribas SA	(1,904,868)	01/28/28	(0.15)%	1D OBFR01	Monthly	(3,810)
Tyler Technologies, Inc.	UBS AG	(13,859,897)	04/18/28	0.00%	1D OBFR01	Monthly	(111,833)
Tyler Technologies, Inc.	UBS AG	(2,855,920)	01/14/31	0.00%	1D OBFR01	Monthly	1,261
Tyson Foods, Inc., Class A	Barclays Bank PLC	(1,642,217)	02/16/27	(0.10)%	1D OBFR01	Monthly	12,212
U.S. Foods Holding Corp.	Barclays Bank PLC	(22,209,381)	12/23/26	(0.15)%	1D OBFR01	Monthly	(296,093)
U.S. Foods Holding Corp.	Barclays Bank PLC	(1,275,125)	02/23/27	(0.15)%	1D OBFR01	Monthly	(17,000)
UACJ Corp.	Barclays Bank PLC	(874,969)	05/12/27	(0.15)%	1D P TONA	Monthly	40,411
UBE Corp.	Barclays Bank PLC	(309,541)	01/20/27	(0.20)%	1D P TONA	Monthly	328
UBE Corp.	Barclays Bank PLC	(10,564,429)	05/12/27	(0.20)%	1D P TONA	Monthly	2,686
Uber Technologies, Inc.	BNP Paribas SA	(2,639,730)	05/17/27	(0.15)%	1D OBFR01	Monthly	91,202
Uber Technologies, Inc.	BNP Paribas SA	(5,626,999)	01/24/28	(0.15)%	1D OBFR01	Monthly	125,854
Ubiquiti, Inc.	UBS AG	(8,237,687)	01/22/31	0.00%	1D OBFR01	Monthly	(44,603)
Ubisoft Entertainment SA	Barclays Bank PLC	(76,278)	02/19/27	(0.10)%	1D ESTR	Monthly	2,369
Ubisoft Entertainment SA	UBS AG	(346,845)	01/03/31	0.00%	1D ESTR	Monthly	(26,810)
UBS Group AG	Morgan Stanley & Co. International PLC	(7,492,919)	01/06/27	(0.26)%	SSARON	Monthly	(292,433)
UCB SA	Bank of America N.A.	(6,654,916)	02/15/28	0.00%	1D ESTR	Monthly	741,838
UDR, Inc.	Bank of America N.A.	(2,509,955)	02/15/28	(0.15)%	1D OBFR01	Monthly	(106,561)
UDR, Inc.	BNP Paribas SA	(3,029,055)	01/24/28	(0.15)%	1D OBFR01	Monthly	(128,600)
UDR, Inc.	UBS AG	(32,452,812)	04/18/28	0.00%	1D OBFR01	Monthly	(1,377,802)
UDR, Inc.	UBS AG	(6,727,436)	01/14/31	0.00%	1D OBFR01	Monthly	(265,325)
UGI Corp.	Barclays Bank PLC	(1,054,712)	02/16/27	(0.15)%	1D OBFR01	Monthly	1,751
UGI Corp.	Barclays Bank PLC	(10,708,172)	02/23/27	(0.15)%	1D OBFR01	Monthly	17,773
U-Haul Holding Co.	SG Americas Securities LLC	(1,562,598)	12/08/27	(0.13)%	1D OBFR01	Monthly	17,966
UL Solutions, Inc., Class A	Bank of America N.A.	(169,592)	02/15/28	(0.15)%	1D OBFR01	Monthly	(529)
UL Solutions, Inc., Class A	SG Americas Securities LLC	(3,470,923)	12/08/27	(0.15)%	1D OBFR01	Monthly	(79,362)
Ulta Beauty, Inc.	SG Americas Securities LLC	(17,718,396)	12/08/27	0.05%	1D OBFR01	Monthly	(154,964)
Ulta Beauty, Inc.	UBS AG	(394,650)	01/22/31	0.00%	1D OBFR01	Monthly	1,215
Ultra Clean Holdings, Inc.	Barclays Bank PLC	(939,151)	12/23/26	(0.15)%	1D OBFR01	Monthly	960
UMB Financial Corp.	Bank of America N.A.	(189,395)	02/15/28	(0.15)%	1D OBFR01	Monthly	(9,954)
UMB Financial Corp.	Barclays Bank PLC	(11,293,553)	12/23/26	(0.13)%	1D OBFR01	Monthly	(321,279)
UMB Financial Corp.	BNP Paribas SA	(698,243)	01/28/28	(0.15)%	1D OBFR01	Monthly	(36,698)
UMH Properties, Inc.	SG Americas Securities LLC	(15,163,692)	12/08/27	(0.15)%	1D OBFR01	Monthly	(524,625)
Unibail-Rodamco-Westfield	Citibank N.A.	(3,621,282)	07/06/26	(0.10)%	1D ESTR	Monthly	62
Unibail-Rodamco-Westfield	Goldman Sachs Bank USA	(5,243,225)	08/19/26	(0.18)%	1D ESTR	Monthly	2,066
Unibail-Rodamco-Westfield	JPMorgan Chase Bank N.A.	(27,295,498)	02/10/27	0.00%	1D ESTR	Monthly	288,658
Unibail-Rodamco-Westfield	UBS AG	(3,151,534)	04/18/28	0.00%	1D ESTR	Monthly	6,232
Unibail-Rodamco-Westfield	UBS AG	(669,221)	09/03/29	0.00%	1D ESTR	Monthly	(1,069)
Unicharm Corp.	Bank of America N.A.	(19,310)	03/15/28	(0.15)%	1D P TONA	Monthly	1,249
Unicharm Corp.	Barclays Bank PLC	(253,004)	01/20/27	(0.15)%	1D P TONA	Monthly	17,048
Unicharm Corp.	Barclays Bank PLC	(347,164)	01/26/27	0.00%	1D P TONA	Monthly	(69)
Unicharm Corp.	BNP Paribas SA	(974,549)	01/21/28	(0.25)%	1D TONA	Monthly	41,796

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
UniCredit SpA	BNP Paribas SA	$ (1,526,691)	01/19/28	(0.26)%	1D ESTR	Monthly	$ 94,648
Unilever PLC	Goldman Sachs Bank USA	(59,649,671)	08/19/26	0.10%	1D SONIA	Monthly	(484,299)
Unilever PLC	JPMorgan Chase Bank N.A.	(58)	02/10/27	(0.20)%	1D SONIA	Monthly	—
Unilever PLC	SG Americas Securities LLC	(2,582,340)	12/08/27	(0.25)%	1D SONIA	Monthly	7,202
Unilever PLC	UBS AG	(43,879,260)	09/03/29	0.00%	1D SONIA	Monthly	(356,258)
Union Pacific Corp.	Bank of America N.A.	(1,133,989)	02/15/28	(0.15)%	1D OBFR01	Monthly	(2,408)
Union Pacific Corp.	Barclays Bank PLC	(1,056,995)	02/16/27	(0.15)%	1D OBFR01	Monthly	(15,266)
Union Pacific Corp.	BNP Paribas SA	(6,830,163)	01/28/28	(0.15)%	1D OBFR01	Monthly	(390,014)
Union Pacific Corp.	UBS AG	(2,300,269)	01/14/31	0.00%	1D OBFR01	Monthly	(93,252)
Union Tool Co.	Barclays Bank PLC	(2,614,698)	05/12/27	(0.20)%	1D P TONA	Monthly	(28,226)
Union Tool Co.	BNP Paribas SA	(372,595)	03/24/27	(0.25)%	1D TONA	Monthly	(3,430)
Union Tool Co.	Citibank N.A.	(2,997,336)	02/24/27	(0.15)%	1D P TONA	Monthly	(32,357)
Union Tool Co.	Morgan Stanley & Co. International PLC	(7,854,722)	01/06/27	(0.25)%	1D P TONA	Monthly	(84,792)
Unipol Gruppo SpA	BNP Paribas SA	(165,041)	01/13/28	(0.10)%	1D ESTR	Monthly	(1,215)
UNITE Group PLC/The	Bank of America N.A.	(45,832)	02/15/28	(0.25)%	1D SONIA	Monthly	1,814
UNITE Group PLC/The	BNP Paribas SA	(18,622)	01/13/28	(0.25)%	1D SONIA	Monthly	737
UNITE Group PLC/The	Morgan Stanley & Co. International PLC	(223,282)	01/04/27	(0.25)%	1D FEDL01	Monthly	288
United Airlines Holdings, Inc.	Bank of America N.A.	(436,206)	02/15/28	(0.15)%	1D OBFR01	Monthly	32,016
United Airlines Holdings, Inc.	Barclays Bank PLC	(6,600,071)	02/23/27	(0.15)%	1D OBFR01	Monthly	101,801
United Airlines Holdings, Inc.	BNP Paribas SA	(792,245)	01/28/28	(0.15)%	1D OBFR01	Monthly	35,885
United Bankshares, Inc.	Barclays Bank PLC	(460,889)	02/16/27	(0.15)%	1D OBFR01	Monthly	(4,461)
United Bankshares, Inc.	BNP Paribas SA	(2,399,721)	05/17/27	(0.15)%	1D OBFR01	Monthly	(17,101)
United Bankshares, Inc.	UBS AG	(1,133,393)	01/14/31	0.00%	1D OBFR01	Monthly	(8,077)
United Internet AG, Class N	Citibank N.A.	(102,732)	06/25/26	(0.26)%	1D ESTR	Monthly	2,731
United Laboratories International Holdings Ltd.	Barclays Bank PLC	(65,195)	01/20/27	(0.30)%	HONIA	Monthly	2,665
United Laboratories International Holdings Ltd.	UBS AG	(121,101)	01/04/30	0.00%	HONIA	Monthly	10,471
United Overseas Bank Ltd.	Morgan Stanley & Co. International PLC	(13,440,401)	01/06/27	(0.30)%	SORA	Monthly	280,227
United Overseas Bank Ltd.	SG Americas Securities LLC	(9,291,882)	12/08/27	(0.30)%	SORA	Monthly	266,868
United Parcel Service, Inc., Class B	BNP Paribas SA	(10,052,293)	01/24/28	(0.15)%	1D OBFR01	Monthly	(205,480)
United Rentals, Inc.	BNP Paribas SA	(2,356,328)	05/17/27	(0.15)%	1D OBFR01	Monthly	(599,019)
United Rentals, Inc.	BNP Paribas SA	(2,778,003)	01/24/28	(0.15)%	1D OBFR01	Monthly	(706,216)
United States Cellular Corp.	Barclays Bank PLC	(575,309)	12/23/26	(0.15)%	1D OBFR01	Monthly	(29,965)
United States Cellular Corp.	BNP Paribas SA	(711,342)	05/17/27	(0.15)%	1D OBFR01	Monthly	(23,027)
United Super Markets Holdings, Inc.	Barclays Bank PLC	(659,704)	05/12/27	(0.20)%	1D P TONA	Monthly	22,253
United Super Markets Holdings, Inc.	Citibank N.A.	(436,072)	02/24/27	(0.42)%	1D P TONA	Monthly	12,324
United Super Markets Holdings, Inc.	Goldman Sachs Bank USA	(5,766)	08/19/26	(0.25)%	1D P TONA	Monthly	19
United Urban Investment Corp.	Citibank N.A.	(99,750)	02/24/27	(0.25)%	1D P TONA	Monthly	(645)
United Utilities Group PLC	Morgan Stanley & Co. International PLC	(11,926,001)	01/04/27	(0.25)%	1D SONIA	Monthly	(1,150,591)
United Utilities Group PLC	Morgan Stanley & Co. International PLC	(6,728,718)	01/27/27	(0.25)%	1D SONIA	Monthly	(655,877)
UnitedHealth Group, Inc.	Bank of America N.A.	(91,075)	02/15/28	0.10%	1D OBFR01	Monthly	(16,365)
Uniti Group, Inc.	Barclays Bank PLC	(4,072,111)	12/23/26	(0.15)%	1D OBFR01	Monthly	—
Uniti Group, Inc.	SG Americas Securities LLC	(7,850,082)	12/08/27	(0.15)%	1D OBFR01	Monthly	(962,439)
Unity Software, Inc.	Barclays Bank PLC	(3,224,557)	02/23/27	(0.10)%	1D OBFR01	Monthly	(74,932)
Universal Display Corp.	UBS AG	(5,169,006)	01/22/31	0.00%	1D OBFR01	Monthly	603,400
Universal Health Services, Inc., Class B	Bank of America N.A.	(1,653,457)	02/15/28	(0.15)%	1D OBFR01	Monthly	103,522
Universal Health Services, Inc., Class B	BNP Paribas SA	(2,337,058)	01/28/28	(0.15)%	1D OBFR01	Monthly	146,687
Universal Health Services, Inc., Class B	UBS AG	(1,509,333)	01/14/31	0.00%	1D OBFR01	Monthly	67,596
Universal Music Group NV	Barclays Bank PLC	(16,388,514)	02/26/27	(0.26)%	1D ESTR	Monthly	1,756,551
Universal Music Group NV	Goldman Sachs Bank USA	(52,091,758)	08/19/26	(0.20)%	1D ESTR	Monthly	5,947,558
Universal Music Group NV	SG Americas Securities LLC	(24,030,033)	12/08/27	(0.26)%	1D ESTR	Monthly	2,328,826
Universal Music Group NV	SG Americas Securities LLC	(38,060,900)	12/08/27	(0.26)%	1D ESTR	Monthly	3,824,804
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Universal Music Group NV	UBS AG	$ (31,778,928)	09/03/29	0.00%	1D ESTR	Monthly	$ 3,624,567
Universal Technical Institute, Inc.	Bank of America N.A.	(182,419)	02/15/28	(0.15)%	1D OBFR01	Monthly	(10,035)
Universal Technical Institute, Inc.	SG Americas Securities LLC	(4,957,001)	12/08/27	(0.15)%	1D OBFR01	Monthly	(267,738)
Universal Technical Institute, Inc.	UBS AG	(16,830)	01/14/31	0.00%	1D OBFR01	Monthly	(246)
Unusual Machines, Inc.	Bank of America N.A.	(99,336)	02/15/28	(0.80)%	1D OBFR01	Monthly	5,347
UPM-Kymmene OYJ	BNP Paribas SA	(7,831,721)	01/19/28	(0.26)%	1D ESTR	Monthly	212,022
Upwork, Inc.	UBS AG	(4,920,517)	04/21/28	0.00%	1D OBFR01	Monthly	413,672
Uranium Energy Corp.	Morgan Stanley & Co. International PLC	(227,917)	01/06/27	(0.15)%	1D FEDL01	Monthly	3,911
Uranium Energy Corp.	UBS AG	(58,296)	01/22/31	0.00%	1D OBFR01	Monthly	(1,785)
Urban Edge Properties	SG Americas Securities LLC	(5,367,944)	12/08/27	(0.14)%	1D OBFR01	Monthly	(290,639)
USA Rare Earth, Inc., Class A	Barclays Bank PLC	(3,226,562)	12/23/26	(0.50)%	1D OBFR01	Monthly	(71,109)
USA Rare Earth, Inc., Class A	Morgan Stanley & Co. International PLC	(2,891,810)	01/04/27	(0.29)%	1D FEDL01	Monthly	(63,731)
USA TODAY Co., Inc.	BNP Paribas SA	(103,591)	05/17/27	(0.15)%	1D OBFR01	Monthly	2,147
UWM Holdings Corp., Class A	Bank of America N.A.	(301,478)	02/15/28	(0.49)%	1D OBFR01	Monthly	21,365
UWM Holdings Corp., Class A	Barclays Bank PLC	(153,070)	02/16/27	(0.52)%	1D OBFR01	Monthly	5,823
UWM Holdings Corp., Class A	UBS AG	(156,454)	01/14/31	0.00%	1D OBFR01	Monthly	11,087
Vail Resorts, Inc.	BNP Paribas SA	(476,507)	05/17/27	(0.15)%	1D OBFR01	Monthly	(1,053)
Valeo SE	Bank of America N.A.	(87,565)	02/15/28	(0.10)%	1D ESTR	Monthly	(1,466)
Valeo SE	UBS AG	(277,478)	01/03/31	0.00%	1D ESTR	Monthly	9,255
Valero Energy Corp.	Bank of America N.A.	(120,790)	02/15/28	(0.15)%	1D OBFR01	Monthly	(9,036)
Valero Energy Corp.	BNP Paribas SA	(174,840)	01/28/28	(0.15)%	1D OBFR01	Monthly	(13,080)
Valero Energy Corp.	UBS AG	(3,043,052)	01/22/31	0.00%	1D OBFR01	Monthly	(209,926)
Valiant Holding AG	Citibank N.A.	(100,849)	02/24/27	(0.26)%	SSARON	Monthly	(20)
Valley National Bancorp	Morgan Stanley & Co. International PLC	(7,996,547)	01/06/27	(0.15)%	1D FEDL01	Monthly	(193,124)
Vallourec SA	Bank of America N.A.	(1,176,929)	02/15/28	0.00%	1D ESTR	Monthly	(56,511)
Vallourec SA	Citibank N.A.	(2,174,375)	07/06/26	(0.15)%	1D ESTR	Monthly	(39,910)
Valmet OYJ	Bank of America N.A.	(366,426)	02/15/28	(0.26)%	1D ESTR	Monthly	42,411
Valmet OYJ	BNP Paribas SA	(274,886)	01/13/28	(0.26)%	1D ESTR	Monthly	31,816
Valmet OYJ	SG Americas Securities LLC	(695)	12/08/27	(0.26)%	1D ESTR	Monthly	95
Valmet OYJ	SG Americas Securities LLC	(546,768)	12/08/27	(0.26)%	1D ESTR	Monthly	74,546
Valmet OYJ	UBS AG	(1,204,400)	04/24/28	0.00%	1D ESTR	Monthly	139,401
Valmet OYJ	UBS AG	(27,492)	01/03/31	0.00%	1D ESTR	Monthly	3,182
Valmont Industries, Inc.	Bank of America N.A.	(363,532)	02/15/28	(0.15)%	1D OBFR01	Monthly	(7,337)
Valor Holdings Co. Ltd.	BNP Paribas SA	(104,309)	03/24/27	(0.15)%	1D TONA	Monthly	(1,756)
Valvoline, Inc.	Citibank N.A.	(99,565)	06/25/26	(0.15)%	1D OBFR01	Monthly	(1,521)
Vanguard FTSE 100 UCITS ETF	Barclays Bank PLC	(23,388,928)	02/19/27	(0.78)%	1D SONIA	Monthly	233,288
Vanguard FTSE 100 UCITS ETF	UBS AG	(451,448)	01/03/31	0.00%	1D SONIA	Monthly	(1,902)
VAT Group AG	BNP Paribas SA	(184,124)	01/14/28	(0.26)%	SSARON	Monthly	(6,693)
Vault Minerals Ltd.	Bank of America N.A.	(112,350)	02/15/28	(0.15)%	1D AONIA	Monthly	3,198
Vault Minerals Ltd.	Barclays Bank PLC	(1,091,554)	01/20/27	0.00%	1D AONIA	Monthly	19,634
Velo3D, Inc.	Barclays Bank PLC	(100,845)	02/16/27	(9.75)%	1D OBFR01	Monthly	6,438
Vend Marketplaces ASA, Class B	Bank of America N.A.	(378,888)	02/15/28	0.00%	NOWA	Monthly	2,658
Vend Marketplaces ASA, Class B	Barclays Bank PLC	(2,774,288)	12/11/26	(0.26)%	NOWA	Monthly	39,355
Veolia Environnement SA	Barclays Bank PLC	(25,073,703)	12/10/26	(0.26)%	1D ESTR	Monthly	(531,286)
Veolia Environnement SA	Barclays Bank PLC	(46,058,175)	08/18/27	(0.26)%	1D ESTR	Monthly	(965,641)
Veolia Environnement SA	UBS AG	(326,961)	04/18/28	0.00%	1D ESTR	Monthly	(4,501)
VeraDermics, Inc.	UBS AG	(247,860)	01/14/31	0.00%	1D OBFR01	Monthly	(56,962)
Veralto Corp.	Bank of America N.A.	(258,423)	02/15/28	(0.15)%	1D OBFR01	Monthly	(7,852)
Veralto Corp.	UBS AG	(5,180,832)	01/14/31	0.00%	1D OBFR01	Monthly	161,458
Verbio SE	Goldman Sachs Bank USA	(98,446)	08/19/26	(2.25)%	1D ESTR	Monthly	2,373
Verbund AG	Bank of America N.A.	(447,831)	02/15/28	(0.26)%	1D ESTR	Monthly	(5,567)
Verbund AG	Barclays Bank PLC	(2,031,762)	02/26/27	(0.26)%	1D ESTR	Monthly	(6,003)
Verbund AG	Barclays Bank PLC	(803,843)	08/18/27	(0.26)%	1D ESTR	Monthly	(2,375)
Verbund AG	BNP Paribas SA	(5,769,042)	08/17/26	(0.26)%	1D ESTR	Monthly	(71,718)
Verbund AG	JPMorgan Chase Bank N.A.	(1,323,202)	02/10/27	(0.26)%	1D ESTR	Monthly	14,466
Verbund AG	UBS AG	(17,019,377)	09/03/29	0.00%	1D ESTR	Monthly	(211,576)
Verbund AG	UBS AG	(695,111)	01/20/31	0.00%	1D ESTR	Monthly	(8,641)
VeriSign, Inc.	BNP Paribas SA	(4,280,631)	01/24/28	(0.15)%	1D OBFR01	Monthly	83,087

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Verisk Analytics, Inc., Class A	Bank of America N.A.	$ (2,160,101)	02/15/28	(0.66)%	1D OBFR01	Monthly	$ (93,445)
Verisk Analytics, Inc., Class A	BNP Paribas SA	(3,930,673)	01/28/28	(0.15)%	1D OBFR01	Monthly	(145,818)
Verisk Analytics, Inc., Class A	Goldman Sachs Bank USA	(926,021)	08/18/26	(0.15)%	1D FEDL01	Monthly	(20,044)
Verisk Analytics, Inc., Class A	UBS AG	(4,183,662)	01/14/31	0.00%	1D OBFR01	Monthly	(161,816)
Verisure PLC	Bank of America N.A.	(202,713)	02/15/28	(0.26)%	1D ESTR	Monthly	(13,099)
Verisure PLC	Bank of America N.A.	(1,525,099)	02/15/28	(0.26)%	1D ESTR	Monthly	(98,548)
Verisure PLC	UBS AG	(1,843,804)	01/03/31	0.00%	1D ESTR	Monthly	(119,142)
Verizon Communications, Inc.	Bank of America N.A.	(4,936,149)	02/15/28	(0.15)%	1D OBFR01	Monthly	(279,669)
Verizon Communications, Inc.	Barclays Bank PLC	(2,886,900)	02/16/27	(0.10)%	1D OBFR01	Monthly	(128,711)
Verizon Communications, Inc.	BNP Paribas SA	(1,043,255)	01/28/28	(0.15)%	1D OBFR01	Monthly	(69,504)
Verizon Communications, Inc.	UBS AG	(4,918,950)	01/14/31	0.00%	1D OBFR01	Monthly	(288,463)
Vermilion Energy, Inc.	BNP Paribas SA	(28,308)	01/17/28	(0.20)%	CABROVER	Monthly	(2,503)
Versant Media Group Inc.	Bank of America N.A.	(131,528)	02/15/28	(0.15)%	1D OBFR01	Monthly	2,598
Versant Media Group Inc.	Barclays Bank PLC	(101,163)	02/16/27	(0.15)%	1D OBFR01	Monthly	326
Versant Media Group Inc.	BNP Paribas SA	(205,771)	01/28/28	(0.10)%	1D OBFR01	Monthly	1,968
Vertex Pharmaceuticals, Inc.	Bank of America N.A.	(1,428,458)	02/15/28	(0.15)%	1D OBFR01	Monthly	46,311
Vertex, Inc., Class A	Barclays Bank PLC	(3,984,843)	12/23/26	(0.10)%	1D OBFR01	Monthly	22,423
Vertiv Holdings Co., Class A	Goldman Sachs Bank USA	(637,211)	08/18/26	(0.15)%	1D FEDL01	Monthly	(9,914)
Vesuvius PLC	Morgan Stanley & Co. International PLC	(1,924,456)	01/04/27	(0.25)%	1D SONIA	Monthly	(9,653)
Vetropack Holding AG, Class A	Bank of America N.A.	(153,620)	02/15/28	(0.26)%	SSARON	Monthly	17,341
VF Corp.	BNP Paribas SA	(1,258,445)	01/24/28	(0.15)%	1D OBFR01	Monthly	42,400
VF Corp.	SG Americas Securities LLC	(406,216)	12/08/27	(0.15)%	1D OBFR01	Monthly	(23,855)
VGP NV	SG Americas Securities LLC	(1,212,568)	12/08/27	(0.26)%	1D ESTR	Monthly	59,664
VGP NV	UBS AG	(1,402,713)	04/24/28	0.00%	1D ESTR	Monthly	69,020
Via Transportation, Inc., Class A	UBS AG	(96,550)	04/21/28	0.00%	1D OBFR01	Monthly	10,872
Viad Corp.	Citibank N.A.	(604,657)	06/25/26	(0.15)%	1D OBFR01	Monthly	(14,719)
Viasat, Inc.	UBS AG	(253,311)	01/14/31	0.00%	1D OBFR01	Monthly	(34,254)
Viasat, Inc.	UBS AG	(101,325)	01/22/31	0.00%	1D OBFR01	Monthly	(10,129)
Viatris, Inc.	Bank of America N.A.	(1,445,792)	02/15/28	(0.15)%	1D OBFR01	Monthly	(112,659)
Viatris, Inc.	BNP Paribas SA	(1,779,291)	01/28/28	0.08%	1D OBFR01	Monthly	(138,646)
Viatris, Inc.	UBS AG	(1,224,075)	01/14/31	0.00%	1D OBFR01	Monthly	(67,054)
Viavi Solutions, Inc.	Barclays Bank PLC	(1,954,337)	02/16/27	(0.15)%	1D OBFR01	Monthly	(356,818)
Viavi Solutions, Inc.	BNP Paribas SA	(522,354)	01/28/28	(0.15)%	1D OBFR01	Monthly	(174,828)
Viavi Solutions, Inc.	Morgan Stanley & Co. International PLC	(4,311,363)	01/06/27	(0.15)%	1D FEDL01	Monthly	(787,157)
Vicat SACA	Bank of America N.A.	(533,901)	02/15/28	(0.26)%	1D ESTR	Monthly	50,123
Vicat SACA	Barclays Bank PLC	(3,730,997)	12/10/26	(0.10)%	1D ESTR	Monthly	261,440
Vicat SACA	Morgan Stanley & Co. International PLC	(2,703,670)	01/04/27	(0.26)%	1D ESTR	Monthly	189,453
Vicinity Ltd.	Barclays Bank PLC	(13,022,422)	05/12/27	(0.25)%	1D AONIA	Monthly	315,337
Vicinity Ltd.	Barclays Bank PLC	(8,030,565)	09/09/27	(0.25)%	1D AONIA	Monthly	216,431
Vicinity Ltd.	BNP Paribas SA	(15,540,358)	09/07/26	(0.25)%	1D AONIA	Monthly	89,238
Vicinity Ltd.	BNP Paribas SA	(15,057,290)	03/22/27	(0.25)%	1D AONIA	Monthly	88,853
Vicinity Ltd.	BNP Paribas SA	(194,434)	01/14/28	(0.25)%	1D AONIA	Monthly	1,084
Vicor Corp.	Barclays Bank PLC	(1,755,587)	02/23/27	(0.15)%	1D OBFR01	Monthly	(30,751)
Vicor Corp.	BNP Paribas SA	(241,927)	01/28/28	(0.15)%	1D OBFR01	Monthly	(20,342)
Vicor Corp.	UBS AG	(77,319)	01/14/31	0.00%	1D OBFR01	Monthly	(7,232)
Victrex PLC	Bank of America N.A.	(339,876)	02/15/28	(0.25)%	1D SONIA	Monthly	8,249
Victrex PLC	Bank of America N.A.	(61,170)	02/15/28	(0.25)%	1D SONIA	Monthly	1,485
Victrex PLC	BNP Paribas SA	(190,835)	01/13/28	(0.25)%	1D SONIA	Monthly	4,632
Victrex PLC	SG Americas Securities LLC	(445,913)	12/08/27	(0.25)%	1D SONIA	Monthly	8,701
Vidrala SA	Bank of America N.A.	(2,257,817)	02/15/28	(0.26)%	1D ESTR	Monthly	93,933
Vidrala SA	Goldman Sachs Bank USA	(740,683)	08/19/26	(0.26)%	1D ESTR	Monthly	30,815
Vidrala SA	UBS AG	(694,937)	04/24/28	0.00%	1D ESTR	Monthly	28,912
Vienna Insurance Group AG Wiener Versicherung Gruppe	Bank of America N.A.	(550,947)	02/15/28	(0.10)%	1D ESTR	Monthly	14,617
Viper Energy, Inc., Class A	SG Americas Securities LLC	(49,674,193)	12/08/27	(0.15)%	1D OBFR01	Monthly	(3,829,086)
Viper Energy, Inc., Class A	UBS AG	(10,989,903)	01/22/31	0.00%	1D OBFR01	Monthly	(680,665)
Virbac SA	Barclays Bank PLC	(1,437,329)	12/10/26	(0.10)%	1D ESTR	Monthly	20,365
Viridien	Barclays Bank PLC	(1,082,438)	12/10/26	(0.10)%	1D ESTR	Monthly	41,515
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Viridien	Barclays Bank PLC	$ (114,788)	02/19/27	(0.10)%	1D ESTR	Monthly	$ 4,402
Viridien	UBS AG	(354,524)	04/24/28	0.00%	1D ESTR	Monthly	(43,136)
Visa, Inc., Class A	BNP Paribas SA	(6,393,387)	01/28/28	(0.15)%	1D OBFR01	Monthly	(281,915)
Visa, Inc., Class A	UBS AG	(6,126,759)	01/14/31	0.00%	1D OBFR01	Monthly	(270,158)
Viscofan SA	SG Americas Securities LLC	(5,596,649)	12/08/27	(0.26)%	1D ESTR	Monthly	174,317
Vishay Intertechnology, Inc.	SG Americas Securities LLC	(1,454,155)	12/08/27	(0.15)%	1D OBFR01	Monthly	(601,817)
Visional, Inc.	Bank of America N.A.	(2,526,877)	02/15/28	(0.25)%	1D P TONA	Monthly	16,311
Visional, Inc.	Barclays Bank PLC	(53,632)	01/20/27	(0.20)%	1D P TONA	Monthly	1,721
Visional, Inc.	Barclays Bank PLC	(17,527,792)	05/12/27	(0.20)%	1D P TONA	Monthly	562,598
Visional, Inc.	Citibank N.A.	(1,891,734)	02/24/27	(0.21)%	1D P TONA	Monthly	60,720
Vistance Networks, Inc.	SG Americas Securities LLC	(4,211,684)	12/08/27	(0.13)%	1D OBFR01	Monthly	1,319,118
Visteon Corp.	Barclays Bank PLC	(1,999,792)	12/23/26	(0.14)%	1D OBFR01	Monthly	(43,160)
Vistry Group PLC	Barclays Bank PLC	(303,536)	02/19/27	(0.25)%	1D SONIA	Monthly	17,287
Vistry Group PLC	BNP Paribas SA	(45,801)	01/13/28	(0.25)%	1D SONIA	Monthly	2,509
Vistry Group PLC	UBS AG	(1,156,737)	04/24/28	0.00%	1D SONIA	Monthly	63,366
Vital Infrastructure Property Trust	BNP Paribas SA	(141,880)	05/18/26	(0.20)%	CABROVER	Monthly	(208)
Vitec Software Group AB, Class B	Barclays Bank PLC	(206,511)	01/18/27	(0.26)%	1D STIBOR	Monthly	13,026
Vitec Software Group AB, Class B	BNP Paribas SA	(1,041,272)	11/17/27	(0.25)%	1D STIBOR	Monthly	(25,711)
Vitec Software Group AB, Class B	Morgan Stanley & Co. International PLC	(172,275)	01/04/27	(0.26)%	1D STIBOR	Monthly	10,866
Vitesse Energy, Inc.	Barclays Bank PLC	(1,830,890)	12/23/26	(1.25)%	1D OBFR01	Monthly	(40,908)
Vivendi SE	Goldman Sachs Bank USA	(7,423,715)	08/19/26	0.00%	1D ESTR	Monthly	668,722
Vodafone Group PLC	Bank of America N.A.	(495,956)	02/15/28	(0.10)%	1D SONIA	Monthly	(6,004)
Volex PLC	BNP Paribas SA	(121,412)	03/17/27	(0.25)%	1D SONIA	Monthly	(12,816)
Volkswagen AG	Citibank N.A.	(25,338,533)	07/06/26	(0.01)%	1D ESTR	Monthly	508,628
Volkswagen AG	Goldman Sachs Bank USA	(20,771,213)	08/19/26	(0.01)%	1D ESTR	Monthly	613,489
Volkswagen AG	SG Americas Securities LLC	(38,755,096)	12/08/27	(0.25)%	1D ESTR	Monthly	1,812,588
Volkswagen AG	UBS AG	(13,688,157)	04/18/28	0.00%	1D ESTR	Monthly	595,443
Volkswagen AG	UBS AG	(591,729)	09/03/29	0.00%	1D ESTR	Monthly	4,879
Volvo AB, Class B	BNP Paribas SA	(28,840,775)	08/17/26	(0.25)%	1D STIBOR	Monthly	(271,221)
Volvo AB, Class B	BNP Paribas SA	(10,391,238)	11/16/27	(0.25)%	1D STIBOR	Monthly	(105,136)
Volvo AB, Class B	BNP Paribas SA	(5,166,741)	01/19/28	(0.25)%	1D STIBOR	Monthly	11,047
Volvo AB, Class B	JPMorgan Chase Bank N.A.	(11,874,102)	02/10/27	(0.26)%	TN STIBOR	Monthly	384,730
Vossloh AG	Bank of America N.A.	(1,349,619)	02/15/28	(0.26)%	1D ESTR	Monthly	(19,953)
Vossloh AG	Barclays Bank PLC	(1,148,659)	12/10/26	(0.26)%	1D ESTR	Monthly	(2,315)
Vossloh AG	BNP Paribas SA	(1,413,579)	03/24/27	(0.26)%	1D ESTR	Monthly	(20,899)
Vossloh AG	Morgan Stanley & Co. International PLC	(768,076)	01/04/27	(0.26)%	1D ESTR	Monthly	(1,548)
Vossloh AG	SG Americas Securities LLC	(2,431,179)	12/08/27	(0.26)%	1D ESTR	Monthly	20,642
Voya Financial, Inc.	Bank of America N.A.	(890,754)	02/15/28	(0.15)%	1D OBFR01	Monthly	(103,339)
Voya Financial, Inc.	Barclays Bank PLC	(227,250)	02/16/27	(0.10)%	1D OBFR01	Monthly	(18,630)
Voya Financial, Inc.	Barclays Bank PLC	(232,708)	02/23/27	(0.15)%	1D OBFR01	Monthly	(878)
Voya Financial, Inc.	UBS AG	(586,932)	01/14/31	0.00%	1D OBFR01	Monthly	(68,092)
Voyager Technologies, Inc., Class A	Morgan Stanley & Co. International PLC	(222,066)	01/04/27	(0.15)%	1D FEDL01	Monthly	37,697
VSE Corp.	UBS AG	(32,069,255)	04/18/28	0.00%	1D OBFR01	Monthly	7,557,815
VSE Corp.	UBS AG	(8,278,691)	01/22/31	0.00%	1D OBFR01	Monthly	1,609,782
Vulcan Energy Resources Ltd.	Barclays Bank PLC	(46,162)	01/20/27	(5.00)%	1D AONIA	Monthly	(3,996)
W.W.Grainger, Inc.	Bank of America N.A.	(3,409,677)	02/15/28	(0.15)%	1D OBFR01	Monthly	(47,662)
W.W.Grainger, Inc.	Barclays Bank PLC	(1,884,776)	02/16/27	(0.10)%	1D OBFR01	Monthly	(11,709)
W.W.Grainger, Inc.	BNP Paribas SA	(6,427,344)	01/28/28	(0.15)%	1D OBFR01	Monthly	(83,185)
W.W.Grainger, Inc.	Morgan Stanley & Co. International PLC	(81,959,087)	01/06/27	(0.15)%	1D FEDL01	Monthly	(511,861)
W.W.Grainger, Inc.	UBS AG	(5,103,877)	01/14/31	0.00%	1D OBFR01	Monthly	(57,162)
WA1 Resources Ltd.	Bank of America N.A.	(312,393)	02/15/28	0.00%	1D AONIA	Monthly	(14,465)
WA1 Resources Ltd.	UBS AG	(85,045)	01/03/31	0.00%	1D AONIA	Monthly	(3,938)
Wacker Chemie AG	Barclays Bank PLC	(178,513)	12/10/26	(0.70)%	1D ESTR	Monthly	3,705
Wacker Chemie AG	Morgan Stanley & Co. International PLC	(273,772)	01/04/27	(1.00)%	1D ESTR	Monthly	13,371
Wacoal Holdings Corp.	Bank of America N.A.	(1,248,714)	02/15/28	(0.25)%	1D P TONA	Monthly	(90,506)
Wacoal Holdings Corp.	Barclays Bank PLC	(6,693,590)	05/12/27	(0.20)%	1D P TONA	Monthly	448,813

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Wacom Co. Ltd.	Barclays Bank PLC	$ (103,810)	01/20/27	(0.15)%	1D P TONA	Monthly	$ 5,772
Wacom Co. Ltd.	UBS AG	(145,093)	01/06/31	0.00%	1D P TONA	Monthly	9,313
WaFd, Inc.	UBS AG	(4,256,309)	04/21/28	0.00%	1D OBFR01	Monthly	(382,648)
Wallenstam AB, Class B	Bank of America N.A.	(4,350,641)	02/15/28	(0.26)%	1D STIBOR	Monthly	337,013
Wallenstam AB, Class B	Barclays Bank PLC	(2,564,917)	01/18/27	(0.26)%	1D STIBOR	Monthly	127,676
Walt Disney Co.	UBS AG	(5,545,922)	01/22/31	0.00%	1D OBFR01	Monthly	(38,214)
Warby Parker, Inc., Class A	SG Americas Securities LLC	(2,240,967)	12/08/27	(0.06)%	1D OBFR01	Monthly	(81,545)
Warehouses De Pauw CVA	Barclays Bank PLC	(447,020)	12/10/26	(0.26)%	1D ESTR	Monthly	5
Warehouses De Pauw CVA	Morgan Stanley & Co. International PLC	(7,638,356)	01/04/27	(0.26)%	1D ESTR	Monthly	479,248
Warrior Met Coal, Inc.	SG Americas Securities LLC	(3,876,258)	12/08/27	(0.15)%	1D OBFR01	Monthly	(21,255)
Wartsila OYJ Abp	Bank of America N.A.	(959,603)	02/15/28	0.00%	1D ESTR	Monthly	29,702
Wartsila OYJ Abp	Bank of America N.A.	(439,897)	02/15/28	(0.10)%	1D ESTR	Monthly	(7,037)
Washington H Soul Pattinson & Co. Ltd.	BNP Paribas SA	(3,507,894)	03/22/27	(0.25)%	1D AONIA	Monthly	79,674
Washington H Soul Pattinson & Co. Ltd.	Morgan Stanley & Co. International PLC	(2,977,212)	01/06/27	(0.30)%	1D AONIA	Monthly	(7,444)
Washington Trust Bancorp, Inc.	Bank of America N.A.	(547,611)	02/15/28	(0.15)%	1D OBFR01	Monthly	64,280
Washington Trust Bancorp, Inc.	SG Americas Securities LLC	(2,626,473)	12/08/27	(0.15)%	1D OBFR01	Monthly	266,552
Waste Connections, Inc.	UBS AG	(133,593)	01/22/31	0.00%	1D OBFR01	Monthly	(4,113)
Waste Management, Inc.	Bank of America N.A.	(6,947,413)	02/15/28	(0.15)%	1D OBFR01	Monthly	(235,359)
Waste Management, Inc.	Bank of America N.A.	(268,937)	02/15/28	(0.15)%	1D OBFR01	Monthly	(10,356)
Waste Management, Inc.	Barclays Bank PLC	(2,727,691)	02/16/27	(0.15)%	1D OBFR01	Monthly	(105,000)
Waste Management, Inc.	BNP Paribas SA	(6,286,973)	01/28/28	(0.15)%	1D OBFR01	Monthly	(182,800)
Waste Management, Inc.	UBS AG	(14,071,397)	01/14/31	0.00%	1D OBFR01	Monthly	(409,491)
Waters Corp.	Morgan Stanley & Co. International PLC	(38,732,239)	01/06/27	(0.15)%	1D FEDL01	Monthly	2,913,200
Waters Corp.	SG Americas Securities LLC	(28,904,998)	12/08/27	(0.14)%	1D OBFR01	Monthly	795,064
Watsco, Inc.	BNP Paribas SA	(12,406,305)	05/17/27	(0.15)%	1D OBFR01	Monthly	(652,273)
Watsco, Inc.	BNP Paribas SA	(1,297,601)	01/24/28	(0.15)%	1D OBFR01	Monthly	(52,697)
Watsco, Inc.	BNP Paribas SA	(1,455,136)	01/28/28	(0.15)%	1D OBFR01	Monthly	(25,639)
Watts Water Technologies, Inc., Class A	Bank of America N.A.	(2,470,274)	02/15/28	(0.15)%	1D OBFR01	Monthly	28,473
Watts Water Technologies, Inc., Class A	BNP Paribas SA	(360,748)	01/28/28	(0.15)%	1D OBFR01	Monthly	4,158
Watts Water Technologies, Inc., Class A	Morgan Stanley & Co. International PLC	(10,493,354)	01/06/27	(0.15)%	1D FEDL01	Monthly	13,268
Wayfair, Inc., Class A	Bank of America N.A.	(156,763)	02/15/28	(0.15)%	1D OBFR01	Monthly	26,474
Wayfair, Inc., Class A	UBS AG	(62,183)	01/14/31	0.00%	1D OBFR01	Monthly	8,162
Waystar Holding Corp.	Morgan Stanley & Co. International PLC	(2,583,829)	01/06/27	(0.15)%	1D FEDL01	Monthly	406,016
Weatherford International PLC	BNP Paribas SA	(6,190,493)	01/24/28	(0.15)%	1D OBFR01	Monthly	(644,806)
Weatherford International PLC	UBS AG	(676,177)	01/14/31	0.00%	1D OBFR01	Monthly	(71,555)
Webjet Ltd.	Barclays Bank PLC	(290,998)	01/20/27	(0.15)%	1D AONIA	Monthly	11,917
Webster Financial Corp.	Barclays Bank PLC	(668,871)	02/16/27	(0.10)%	1D OBFR01	Monthly	(3,354)
WEC Energy Group, Inc.	UBS AG	(3,984,596)	01/22/31	0.00%	1D OBFR01	Monthly	(129,505)
Well Health Technologies Corp.	BNP Paribas SA	(160,265)	01/17/28	(0.20)%	CABROVER	Monthly	(11,107)
Welltower, Inc.	SG Americas Securities LLC	(35,588,091)	12/08/27	(0.10)%	1D OBFR01	Monthly	(2,095,405)
WesBanco, Inc.	BNP Paribas SA	(10,092,525)	05/17/27	(0.15)%	1D OBFR01	Monthly	460,625
WESCO International, Inc.	BNP Paribas SA	(3,621,905)	05/17/27	(0.15)%	1D OBFR01	Monthly	(511,326)
Wesdome Gold Mines Ltd.	BNP Paribas SA	(1,755,403)	01/17/28	(0.20)%	CABROVER	Monthly	201,156
Wesfarmers Ltd.	Barclays Bank PLC	(122,370)	01/20/27	(0.15)%	1D AONIA	Monthly	879
Wesfarmers Ltd.	Barclays Bank PLC	(5,614,027)	09/09/27	(0.15)%	1D AONIA	Monthly	7,176
West Fraser Timber Co. Ltd.	BNP Paribas SA	(397)	05/17/27	(0.20)%	CABROVER	Monthly	17
West Fraser Timber Co. Ltd.	BNP Paribas SA	(1,166,764)	01/24/28	(0.20)%	CABROVER	Monthly	49,622
West Fraser Timber Co. Ltd.	Goldman Sachs Bank USA	(760,099)	08/18/26	(0.15)%	1D CORRA	Monthly	32,327
West Fraser Timber Co. Ltd.	Morgan Stanley & Co. International PLC	(8,457,544)	01/04/27	(0.20)%	CABROVER	Monthly	271,289
West Fraser Timber Co. Ltd.	Morgan Stanley & Co. International PLC	(3,261,093)	01/06/27	(0.20)%	CABROVER	Monthly	104,605
West Fraser Timber Co. Ltd.	SG Americas Securities LLC	(798,422)	12/08/27	(0.20)%	CABROVER	Monthly	40,956
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
West Holdings Corp.	Bank of America N.A.	$ (360,545)	02/15/28	(0.15)%	1D P TONA	Monthly	$ (128,281)
West Holdings Corp.	Barclays Bank PLC	(7,668,890)	05/12/27	(0.20)%	1D P TONA	Monthly	(2,050,668)
West Holdings Corp.	Citibank N.A.	(1,257,124)	02/24/27	(1.50)%	1D P TONA	Monthly	(336,156)
West Holdings Corp.	Morgan Stanley & Co. International PLC	(449,491)	01/06/27	(0.25)%	1D P TONA	Monthly	(120,194)
West Holdings Corp.	UBS AG	(1,129,077)	04/03/28	0.00%	1D P TONA	Monthly	(401,721)
West Japan Railway Co.	Barclays Bank PLC	(252,483)	09/09/27	(0.15)%	1D P TONA	Monthly	13,542
West Japan Railway Co.	Morgan Stanley & Co. International PLC	(3,930,446)	01/06/27	(0.25)%	1D P TONA	Monthly	205,141
West Pharmaceutical Services, Inc.	Bank of America N.A.	(572,709)	02/15/28	(0.15)%	1D OBFR01	Monthly	(66,812)
West Pharmaceutical Services, Inc.	Barclays Bank PLC	(920,371)	02/16/27	(0.10)%	1D OBFR01	Monthly	(77,746)
West Pharmaceutical Services, Inc.	BNP Paribas SA	(2,076,302)	01/28/28	(0.15)%	1D OBFR01	Monthly	(242,222)
West Pharmaceutical Services, Inc.	Goldman Sachs Bank USA	(540,583)	08/18/26	(0.15)%	1D FEDL01	Monthly	(45,670)
West Pharmaceutical Services, Inc.	UBS AG	(1,361,098)	01/14/31	0.00%	1D OBFR01	Monthly	(140,541)
Western Digital Corp.	Bank of America N.A.	(1,146,093)	02/15/28	0.10%	1D OBFR01	Monthly	(214,389)
Western Digital Corp.	Barclays Bank PLC	(11,591,588)	02/23/27	(0.15)%	1D OBFR01	Monthly	(1,349,287)
Western Digital Corp.	BNP Paribas SA	(550,420)	01/28/28	(0.15)%	1D OBFR01	Monthly	(104,836)
Western Digital Corp.	Goldman Sachs Bank USA	(3,091,793)	08/18/26	(0.15)%	1D FEDL01	Monthly	(233,589)
Western Union Co.	Barclays Bank PLC	(5,102,289)	12/23/26	(0.15)%	1D OBFR01	Monthly	220,204
Western Union Co.	UBS AG	(3,280,700)	04/21/28	0.00%	1D OBFR01	Monthly	25,071
Westgold Resources Ltd.	UBS AG	(235,846)	01/03/31	0.00%	1D AONIA	Monthly	37,537
Westinghouse Air Brake Technologies Corp.	Bank of America N.A.	(6,031,606)	02/15/28	(0.15)%	1D OBFR01	Monthly	(286,249)
Westpac Banking Corp.	Barclays Bank PLC	(22,049,488)	05/12/27	(0.24)%	1D AONIA	Monthly	302,668
Westpac Banking Corp.	Barclays Bank PLC	(19,890,691)	09/09/27	(0.24)%	1D AONIA	Monthly	273,035
Westpac Banking Corp.	BNP Paribas SA	(24,543,512)	09/07/26	(0.25)%	1D AONIA	Monthly	1,104,328
Westpac Banking Corp.	BNP Paribas SA	(25,857,412)	03/22/27	(0.25)%	1D AONIA	Monthly	1,163,446
Westshore Terminals Investment Corp.	Bank of America N.A.	(327,256)	02/15/28	(0.20)%	CABROVER	Monthly	(2,319)
Westshore Terminals Investment Corp.	Goldman Sachs Bank USA	(1,430,913)	08/19/26	(0.20)%	1D CORRA	Monthly	(10,140)
Westshore Terminals Investment Corp.	Morgan Stanley & Co. International PLC	(6,989,846)	01/04/27	(0.20)%	CABROVER	Monthly	62,392
WEX, Inc.	Goldman Sachs Bank USA	(1,372,225)	08/18/26	(0.15)%	1D FEDL01	Monthly	12,941
Weyerhaeuser Co.	Bank of America N.A.	(4,281,877)	02/15/28	(0.15)%	1D OBFR01	Monthly	(54,828)
Weyerhaeuser Co.	Bank of America N.A.	(1,420,280)	02/15/28	(0.15)%	1D OBFR01	Monthly	(18,186)
Weyerhaeuser Co.	Barclays Bank PLC	(929,742)	02/16/27	(0.15)%	1D OBFR01	Monthly	9,384
Weyerhaeuser Co.	BNP Paribas SA	(1,361,984)	01/28/28	(0.10)%	1D OBFR01	Monthly	(3,240)
Weyerhaeuser Co.	UBS AG	(17,284,848)	04/18/28	0.00%	1D OBFR01	Monthly	(132,909)
Weyerhaeuser Co.	UBS AG	(1,226,479)	01/14/31	0.00%	1D OBFR01	Monthly	(15,705)
WH Group Ltd.	Bank of America N.A.	(96,449)	02/15/28	(0.15)%	HONIA	Monthly	10,153
WH Group Ltd.	Barclays Bank PLC	(284,034)	01/20/27	(0.15)%	HONIA	Monthly	30,613
WH Group Ltd.	Citibank N.A.	(3,424,753)	02/24/27	(0.05)%	HONIA	Monthly	369,116
WH Smith PLC	Bank of America N.A.	(179,352)	02/15/28	(0.25)%	1D SONIA	Monthly	29,288
WH Smith PLC	SG Americas Securities LLC	(3,972,755)	12/08/27	(0.04)%	1D SONIA	Monthly	513,809
Wharf Holdings Ltd.	Bank of America N.A.	(77,860)	02/15/28	(0.30)%	HONIA	Monthly	(14,585)
Wharf Holdings Ltd.	Bank of America N.A.	(364,275)	02/15/28	(0.30)%	HONIA	Monthly	(68,239)
Wharf Holdings Ltd.	BNP Paribas SA	(4,629,901)	01/14/28	(0.30)%	HONIA	Monthly	(867,309)
Wharf Holdings Ltd.	Citibank N.A.	(162,845)	02/24/27	(0.30)%	HONIA	Monthly	(15,443)
Wharf Holdings Ltd.	Goldman Sachs Bank USA	(38,930)	08/19/26	(0.30)%	HONIA	Monthly	(7,293)
Wharf Holdings Ltd.	Goldman Sachs Bank USA	(280,853)	08/19/26	(0.30)%	HONIA	Monthly	(52,612)
Wharf Holdings Ltd.	UBS AG	(945,445)	04/18/28	0.00%	HONIA	Monthly	(177,108)
Wharf Holdings Ltd.	UBS AG	(2,588,852)	09/03/29	0.00%	HONIA	Monthly	(484,964)
Wharf Real Estate Investment Co. Ltd.	Barclays Bank PLC	(811,245)	01/20/27	(0.27)%	HONIA	Monthly	(12,337)
Wharf Real Estate Investment Co. Ltd.	UBS AG	(1,844,642)	01/04/30	0.00%	HONIA	Monthly	(46,780)
Whitbread PLC	Bank of America N.A.	(1,099,426)	02/15/28	(0.25)%	1D SONIA	Monthly	115,962
Whitbread PLC	Barclays Bank PLC	(371,600)	02/19/27	(0.10)%	1D SONIA	Monthly	34,152
Whitbread PLC	BNP Paribas SA	(6,237,539)	01/13/28	0.00%	1D SONIA	Monthly	679,885
Whitbread PLC	UBS AG	(556,997)	01/03/31	0.00%	1D SONIA	Monthly	61,267

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Whitecap Resources, Inc.	Barclays Bank PLC	$ (64,969)	02/23/27	(0.20)%	CABROVER	Monthly	$ (5,566)
Whitecap Resources, Inc.	Citibank N.A.	(6,181,913)	02/24/28	(0.20)%	1D CORRA	Monthly	(362,401)
Whitecap Resources, Inc.	Morgan Stanley & Co. International PLC	(8,709,260)	01/06/27	(0.20)%	CABROVER	Monthly	(749,154)
Wienerberger AG	Bank of America N.A.	(420,628)	02/15/28	(0.26)%	1D ESTR	Monthly	1,285
Wienerberger AG	Barclays Bank PLC	(643,412)	12/10/26	(0.10)%	1D ESTR	Monthly	5,569
Williams Cos, Inc.	UBS AG	(73,193,129)	04/18/28	0.00%	1D OBFR01	Monthly	(4,945,869)
Williams-Sonoma, Inc.	BNP Paribas SA	(536,594)	01/28/28	(0.15)%	1D OBFR01	Monthly	7,099
Williams-Sonoma, Inc.	UBS AG	(2,232,373)	01/14/31	0.00%	1D OBFR01	Monthly	90,290
Willis Lease Finance Corp.	Morgan Stanley & Co. International PLC	(328,872)	01/04/27	(0.15)%	1D FEDL01	Monthly	(8,367)
Willis Towers Watson PLC	Barclays Bank PLC	(38,047,674)	12/23/26	(0.15)%	1D OBFR01	Monthly	4,529,541
WillScot Mobile Mini Holdings Corp., Class A	SG Americas Securities LLC	(5,343,891)	12/08/27	(0.15)%	1D OBFR01	Monthly	(1,077,855)
Wilmar International Ltd.	Bank of America N.A.	(6,734,481)	02/15/28	(0.30)%	SORA	Monthly	367,413
Wilmar International Ltd.	Barclays Bank PLC	(159,842)	01/26/27	(0.30)%	SORA	Monthly	10,663
Wilmar International Ltd.	Barclays Bank PLC	(6,134,207)	02/22/27	(0.30)%	SORA	Monthly	409,208
Wilmar International Ltd.	Barclays Bank PLC	(1,907,408)	09/09/27	(0.30)%	SORA	Monthly	127,242
Wilmar International Ltd.	BNP Paribas SA	(1,899,183)	09/07/26	(0.30)%	SORA	Monthly	103,614
Wilmar International Ltd.	BNP Paribas SA	(8,083,369)	03/22/27	(0.30)%	SORA	Monthly	441,005
Wilmar International Ltd.	Goldman Sachs Bank USA	(3,455,940)	08/19/26	(0.30)%	SORA	Monthly	188,546
Wilmar International Ltd.	SG Americas Securities LLC	(6,878,737)	12/08/27	(0.30)%	SORA	Monthly	619,774
Wilmar International Ltd.	SG Americas Securities LLC	(2,330,112)	12/08/27	(0.11)%	SORA	Monthly	209,943
WingArc1st, Inc.	Barclays Bank PLC	(126,448)	01/20/27	(0.20)%	1D P TONA	Monthly	7,068
Wise PLC, Class A	BNP Paribas SA	(5,221,380)	08/17/26	(0.25)%	1D SONIA	Monthly	148,856
Wise PLC, Class A	Morgan Stanley & Co. International PLC	(1,094,388)	01/27/27	(0.25)%	1D SONIA	Monthly	24,034
Wise PLC, Class A	UBS AG	(395,966)	04/18/28	0.00%	1D SONIA	Monthly	1,092
WiseTech Global Ltd.	Barclays Bank PLC	(23,114,010)	05/12/27	(0.25)%	1D AONIA	Monthly	975,614
WiseTech Global Ltd.	Barclays Bank PLC	(27,667,358)	09/09/27	(0.25)%	1D AONIA	Monthly	1,207,208
WiseTech Global Ltd.	BNP Paribas SA	(3,596,777)	01/14/28	(0.25)%	1D AONIA	Monthly	(300,323)
WiseTech Global Ltd.	Morgan Stanley & Co. International PLC	(8,732,106)	01/07/27	(0.30)%	1D AONIA	Monthly	389,633
Wix.com Ltd.	Barclays Bank PLC	(272,847)	02/16/27	(0.15)%	1D OBFR01	Monthly	7,772
Wolverine World Wide, Inc.	UBS AG	(3,826,979)	04/21/28	0.00%	1D OBFR01	Monthly	136,600
Woodside Energy Group Ltd.	BNP Paribas SA	(3,471,572)	01/21/28	(0.25)%	1D AONIA	Monthly	(4,957)
Woodside Energy Group Ltd.	Morgan Stanley & Co. International PLC	(2,410,618)	01/06/27	(0.30)%	1D AONIA	Monthly	(154,313)
Woodside Energy Group Ltd.	SG Americas Securities LLC	(997,471)	12/08/27	(0.30)%	1D AONIA	Monthly	(35,697)
Woodward, Inc.	Barclays Bank PLC	(1,305,768)	02/23/27	(0.11)%	1D OBFR01	Monthly	12,435
Woolworths Group Ltd.	Barclays Bank PLC	(7,932,261)	01/27/27	(0.25)%	1D AONIA	Monthly	755,554
Woolworths Group Ltd.	Barclays Bank PLC	(10,955,348)	05/12/27	(0.25)%	1D AONIA	Monthly	1,051,260
Woolworths Group Ltd.	BNP Paribas SA	(17,717,350)	09/07/26	(0.25)%	1D AONIA	Monthly	1,101,481
Woolworths Group Ltd.	BNP Paribas SA	(74,586)	01/14/28	(0.25)%	1D AONIA	Monthly	4,588
Workday, Inc., Class A	Bank of America N.A.	(1,306,913)	02/15/28	(0.15)%	1D OBFR01	Monthly	39,950
Workday, Inc., Class A	Barclays Bank PLC	(761,246)	02/16/27	(0.10)%	1D OBFR01	Monthly	25,255
Workday, Inc., Class A	BNP Paribas SA	(2,791,087)	01/28/28	(0.15)%	1D OBFR01	Monthly	(14,443)
Workday, Inc., Class A	UBS AG	(15,728,983)	04/18/28	0.00%	1D OBFR01	Monthly	217,965
Workday, Inc., Class A	UBS AG	(7,208,890)	01/14/31	0.00%	1D OBFR01	Monthly	99,898
Workman Co. Ltd.	Barclays Bank PLC	(1,303,531)	05/12/27	(0.15)%	1D P TONA	Monthly	(20,988)
Workman Co. Ltd.	Goldman Sachs Bank USA	(133,218)	08/19/26	(0.25)%	1D P TONA	Monthly	(18,549)
Workman Co. Ltd.	UBS AG	(629,760)	04/03/28	0.00%	1D P TONA	Monthly	(87,688)
Workspace Group PLC	Morgan Stanley & Co. International PLC	(182,704)	01/04/27	(0.25)%	1D SONIA	Monthly	1,610
Worldline SA/France	Barclays Bank PLC	(127,921)	02/19/27	(5.92)%	1D ESTR	Monthly	23,395
Worthington Steel, Inc.	SG Americas Securities LLC	(1,673,925)	12/08/27	(0.15)%	1D OBFR01	Monthly	(245,769)
WPP PLC	SG Americas Securities LLC	(1,276,738)	12/08/27	(0.25)%	1D SONIA	Monthly	(50,230)
WPP PLC	UBS AG	(5,798,609)	04/18/28	0.00%	1D SONIA	Monthly	(67,722)
WPP PLC	UBS AG	(15,533,408)	09/03/29	0.00%	1D SONIA	Monthly	(181,416)
WSP Global, Inc.	BNP Paribas SA	(619,596)	05/17/27	(0.20)%	CABROVER	Monthly	1,334
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
WSP Global, Inc.	Morgan Stanley & Co. International PLC	$ (33,019,999)	01/04/27	(0.20)%	CABROVER	Monthly	$ 200,709
Wyndham Hotels & Resorts, Inc.	SG Americas Securities LLC	(5,859,136)	12/08/27	(0.15)%	1D OBFR01	Monthly	352,395
Wynn Resorts Ltd.	Bank of America N.A.	(870,635)	02/15/28	(0.15)%	1D OBFR01	Monthly	581
Wynn Resorts Ltd.	Bank of America N.A.	(276,964)	02/15/28	(0.15)%	1D OBFR01	Monthly	(2,164)
Wynn Resorts Ltd.	BNP Paribas SA	(225,007)	01/28/28	(0.15)%	1D OBFR01	Monthly	1,147
Wynn Resorts Ltd.	UBS AG	(23,612)	01/14/31	0.00%	1D OBFR01	Monthly	(60)
X4 Pharmaceuticals, Inc.	Bank of America N.A.	(51,922)	02/15/28	(0.15)%	1D OBFR01	Monthly	563
Xenia Hotels & Resorts, Inc.	BNP Paribas SA	(95,744)	01/28/28	(0.15)%	1D OBFR01	Monthly	(1,860)
Xero Ltd.	Barclays Bank PLC	(3,396,446)	01/20/27	(0.15)%	1D AONIA	Monthly	(16,133)
Xero Ltd.	Barclays Bank PLC	(1,895,439)	05/12/27	(0.15)%	1D AONIA	Monthly	7,621
Xero Ltd.	BNP Paribas SA	(1,150,627)	01/14/28	(0.25)%	1D AONIA	Monthly	(99,168)
X-Fab Silicon Foundries SE	Bank of America N.A.	(729)	02/15/28	(1.50)%	1D ESTR	Monthly	(117)
Xinyi Glass Holdings Ltd.	Barclays Bank PLC	(272,099)	01/20/27	(2.25)%	HONIA	Monthly	295
Xinyi Glass Holdings Ltd.	UBS AG	(109,881)	01/04/30	0.00%	HONIA	Monthly	663
XMAX, Inc.	Barclays Bank PLC	(47,739)	02/16/27	(6.13)%	1D OBFR01	Monthly	(4,748)
Xometry, Inc., Class A	Citibank N.A.	(1,048,516)	06/25/26	(0.15)%	1D OBFR01	Monthly	(62,863)
XPEL, Inc.	Bank of America N.A.	(799,202)	02/15/28	(0.15)%	1D OBFR01	Monthly	(24,386)
XPEL, Inc.	Barclays Bank PLC	(2,543,029)	12/23/26	(0.15)%	1D OBFR01	Monthly	(77,595)
XPEL, Inc.	BNP Paribas SA	(1,408,897)	05/17/27	(0.15)%	1D OBFR01	Monthly	(42,989)
XPEL, Inc.	Goldman Sachs Bank USA	(706,181)	08/19/26	(0.15)%	1D FEDL01	Monthly	(21,548)
XPEL, Inc.	UBS AG	(1,314,998)	04/21/28	0.00%	1D OBFR01	Monthly	(40,124)
XPS Pensions Group PLC	SG Americas Securities LLC	(201,571)	12/08/27	(0.08)%	1D SONIA	Monthly	3,639
Yakult Honsha Co. Ltd.	Barclays Bank PLC	(401,903)	01/20/27	(0.19)%	1D P TONA	Monthly	(19,517)
YAMABIKO Corp.	Barclays Bank PLC	(1,072,770)	05/12/27	(0.20)%	1D P TONA	Monthly	(65,325)
YAMABIKO Corp.	BNP Paribas SA	(1,101,083)	03/24/27	(0.25)%	1D TONA	Monthly	343
YAMABIKO Corp.	Citibank N.A.	(44,601)	02/24/27	(0.15)%	1D P TONA	Monthly	(2,716)
Yamada Holdings Co. Ltd.	Barclays Bank PLC	(18,220,089)	05/12/27	(0.15)%	1D P TONA	Monthly	136,175
Yamada Holdings Co. Ltd.	UBS AG	(704,874)	04/03/28	0.00%	1D P TONA	Monthly	20,951
Yamaha Motor Co. Ltd.	Barclays Bank PLC	(6,427,582)	01/20/27	(0.20)%	1D P TONA	Monthly	127,077
Yamaha Motor Co. Ltd.	Barclays Bank PLC	(7,936,175)	05/12/27	(0.20)%	1D P TONA	Monthly	233,684
Yamaha Motor Co. Ltd.	Barclays Bank PLC	(22,306,107)	09/09/27	(0.20)%	1D P TONA	Monthly	656,814
Yamaha Motor Co. Ltd.	UBS AG	(2,182,236)	01/06/31	0.00%	1D P TONA	Monthly	131,236
Yamanashi Chuo Bank Ltd.	Barclays Bank PLC	(94,791)	05/12/27	(0.20)%	1D P TONA	Monthly	(1,540)
Yamanashi Chuo Bank Ltd.	UBS AG	(776,622)	04/03/28	0.00%	1D P TONA	Monthly	74,784
Yamato Kogyo Co. Ltd.	Barclays Bank PLC	(176,369)	01/20/27	(0.20)%	1D P TONA	Monthly	806
Yamato Kogyo Co. Ltd.	Barclays Bank PLC	(9,094,523)	05/12/27	(0.20)%	1D P TONA	Monthly	41,582
Yamazaki Baking Co. Ltd.	Barclays Bank PLC	(1,747,398)	05/12/27	(0.20)%	1D P TONA	Monthly	(53,561)
Yamazaki Baking Co. Ltd.	BNP Paribas SA	(1,393,727)	03/24/27	(0.15)%	1D TONA	Monthly	15,292
Yangzijiang Shipbuilding Holdings Ltd.	Bank of America N.A.	(3,687,618)	02/15/28	0.00%	SORA	Monthly	(314,220)
Yangzijiang Shipbuilding Holdings Ltd.	Morgan Stanley & Co. International PLC	(1,639,889)	01/06/27	(0.30)%	SORA	Monthly	(44,880)
Yangzijiang Shipbuilding Holdings Ltd.	Morgan Stanley & Co. International PLC	(8,362,837)	01/07/27	(0.30)%	SORA	Monthly	(264,954)
Yanlord Land Group Ltd.	Barclays Bank PLC	(58,501)	01/27/27	(1.75)%	SORA	Monthly	(1,456)
Yara International ASA	Bank of America N.A.	(2,714,482)	02/15/28	0.00%	NOWA	Monthly	38,833
Yara International ASA	Barclays Bank PLC	(8,685,067)	03/01/27	(0.26)%	NOWA	Monthly	(17,895)
Yara International ASA	BNP Paribas SA	(7,998,458)	08/17/26	(0.25)%	NOWA	Monthly	136,788
Yara International ASA	UBS AG	(498,242)	09/03/29	0.00%	NOWA	Monthly	(3,413)
Yara International ASA	UBS AG	(232,191)	01/20/31	0.00%	NOWA	Monthly	(1,550)
Yellow Cake PLC	Bank of America N.A.	(780,236)	02/15/28	(0.25)%	1D SONIA	Monthly	4,765
Yellow Cake PLC	BNP Paribas SA	(2,413,199)	03/17/27	(0.10)%	1D SONIA	Monthly	14,738
Yellow Cake PLC	SG Americas Securities LLC	(2,492,220)	12/08/27	(0.25)%	1D SONIA	Monthly	29,329
YETI Holdings, Inc.	SG Americas Securities LLC	(12,516,270)	12/08/27	(0.15)%	1D OBFR01	Monthly	(615,663)
Yodoko Ltd.	Barclays Bank PLC	(3,232,614)	05/12/27	(0.20)%	1D P TONA	Monthly	44,570
Yodoko Ltd.	Morgan Stanley & Co. International PLC	(142,782)	01/06/27	(0.25)%	1D P TONA	Monthly	1,969
Yokogawa Electric Corp.	Bank of America N.A.	(3,619,893)	02/15/28	(0.15)%	1D P TONA	Monthly	(42,931)
Yokogawa Electric Corp.	Barclays Bank PLC	(6,160,159)	01/20/27	(0.20)%	1D P TONA	Monthly	(47,841)
Yokogawa Electric Corp.	Barclays Bank PLC	(7,932,778)	05/12/27	(0.20)%	1D P TONA	Monthly	(5,663)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Yokogawa Electric Corp.	Barclays Bank PLC	$ (6,447,121)	09/09/27	(0.20)%	1D P TONA	Monthly	$ (4,603)
Yokogawa Electric Corp.	Citibank N.A.	(10,590,954)	02/24/27	(0.19)%	1D P TONA	Monthly	(7,561)
Yokohama Financial Group, Inc.	Barclays Bank PLC	(462,742)	01/20/27	(0.19)%	1D P TONA	Monthly	(12,837)
Yokohama Rubber Co. Ltd./The	Bank of America N.A.	(1,615,652)	02/15/28	(0.15)%	1D P TONA	Monthly	(20,558)
Yokohama Rubber Co. Ltd./The	Bank of America N.A.	(739,502)	03/15/28	(0.15)%	1D P TONA	Monthly	(9,410)
Yokohama Rubber Co. Ltd./The	Bank of America N.A.	(100,476)	03/15/28	(0.15)%	1D P TONA	Monthly	(1,278)
Yokohama Rubber Co. Ltd./The	Barclays Bank PLC	(2,139,631)	05/12/27	(0.20)%	1D P TONA	Monthly	39,421
Yokohama Rubber Co. Ltd./The	Barclays Bank PLC	(8,655,905)	09/09/27	(0.20)%	1D P TONA	Monthly	242,856
Yokohama Rubber Co. Ltd./The	Citibank N.A.	(7,373,825)	02/24/27	(0.16)%	1D P TONA	Monthly	198,109
Yokohama Rubber Co. Ltd./The	JPMorgan Chase Bank N.A.	(1,533,244)	02/10/27	(0.15)%	1D P TONA	Monthly	23,210
Yokohama Rubber Co. Ltd./The	UBS AG	(204,971)	01/06/31	0.00%	1D P TONA	Monthly	(2,608)
Yonex Co. Ltd.	Bank of America N.A.	(801,265)	02/15/28	0.00%	1D P TONA	Monthly	100,259
Yonex Co. Ltd.	Barclays Bank PLC	(3,390,844)	05/12/27	(0.52)%	1D P TONA	Monthly	378,553
Yonex Co. Ltd.	Morgan Stanley & Co. International PLC	(1,111,221)	01/06/27	(0.25)%	1D P TONA	Monthly	124,056
Yonex Co. Ltd.	UBS AG	(226,444)	01/06/31	0.00%	1D P TONA	Monthly	28,334
York Water Co./The	Bank of America N.A.	(1,086,832)	02/15/28	(0.15)%	1D OBFR01	Monthly	64,139
York Water Co./The	UBS AG	(137,269)	04/21/28	0.00%	1D OBFR01	Monthly	8,101
Young & Co’s Brewery PLC, Class A	BNP Paribas SA	(77,701)	01/13/28	(0.25)%	1D SONIA	Monthly	5,456
Yubico AB	Barclays Bank PLC	(68,077)	02/19/27	(14.50)%	1D STIBOR	Monthly	632
Yum! Brands, Inc.	Bank of America N.A.	(2,821,293)	02/15/28	(0.15)%	1D OBFR01	Monthly	23,108
Yum! Brands, Inc.	Barclays Bank PLC	(6,177,254)	02/16/27	(0.15)%	1D OBFR01	Monthly	(22,913)
Yum! Brands, Inc.	BNP Paribas SA	(2,900,022)	01/28/28	(0.15)%	1D OBFR01	Monthly	41,009
Yum! Brands, Inc.	Morgan Stanley & Co. International PLC	(66,548,722)	01/06/27	(0.15)%	1D FEDL01	Monthly	(345,585)
Yum! Brands, Inc.	UBS AG	(5,034,005)	01/14/31	0.00%	1D OBFR01	Monthly	46,699
Zalando SE	Bank of America N.A.	(5,601,319)	02/15/28	(0.10)%	1D ESTR	Monthly	383,516
Zalando SE	Bank of America N.A.	(209,106)	02/15/28	(0.10)%	1D ESTR	Monthly	14,125
Zealand Pharma A/S	Bank of America N.A.	(151,242)	02/15/28	(0.26)%	1W CIBOR	Monthly	(626)
Zealand Pharma A/S	BNP Paribas SA	(81,789)	06/17/26	(0.25)%	DESTR	Monthly	5,122
Zegona Communications PLC	Bank of America N.A.	(265,456)	02/15/28	(0.25)%	1D SONIA	Monthly	1,447
Zenkoku Hosho Co. Ltd.	Barclays Bank PLC	(206,468)	05/12/27	(0.20)%	1D P TONA	Monthly	2,991
Zensho Holdings Co. Ltd., Class A	Barclays Bank PLC	(86,599)	02/16/27	(0.15)%	1D OBFR01	Monthly	(2,773)
Zensho Holdings Co. Ltd., Class A	BNP Paribas SA	(304,273)	01/28/28	(0.15)%	1D OBFR01	Monthly	4,479
Zensho Holdings Co. Ltd., Class A	SG Americas Securities LLC	(12,744,721)	12/08/27	(0.06)%	1D OBFR01	Monthly	(253,464)
Zensho Holdings Co. Ltd., Class A	UBS AG	(824,408)	01/14/31	0.00%	1D OBFR01	Monthly	12,134
Zeta Global Holdings Corp.	Bank of America N.A.	(1,480,369)	02/15/28	0.00%	1D P TONA	Monthly	(13,247)
Zeta Global Holdings Corp.	Barclays Bank PLC	(5,567,615)	01/26/27	(0.19)%	1D P TONA	Monthly	(274,574)
Zeta Global Holdings Corp.	Barclays Bank PLC	(24,506,233)	05/12/27	(0.19)%	1D P TONA	Monthly	(1,116,726)
Zeta Global Holdings Corp.	Barclays Bank PLC	(41,035,364)	09/09/27	(0.19)%	1D P TONA	Monthly	(2,014,955)
Zeta Global Holdings Corp.	Citibank N.A.	(4,669,562)	02/24/27	(0.15)%	1D P TONA	Monthly	(213,626)
Zeta Global Holdings Corp.	Goldman Sachs Bank USA	(147,491)	08/19/26	(0.25)%	1D P TONA	Monthly	(1,320)
Zeta Global Holdings Corp.	JPMorgan Chase Bank N.A.	(2,348,089)	02/10/27	(0.23)%	1D P TONA	Monthly	204,115
Zeta Global Holdings Corp.	SG Americas Securities LLC	(953,722)	12/08/27	(0.25)%	1D P TONA	Monthly	82,905
Zeta Global Holdings Corp.	UBS AG	(71,014)	04/18/28	0.00%	1D P TONA	Monthly	(635)
Zeta Global Holdings Corp.	UBS AG	(1,660,636)	09/03/29	0.00%	1D P TONA	Monthly	(14,860)
Zevia PBC, Class A	Bank of America N.A.	(146,792)	02/15/28	(0.15)%	1D OBFR01	Monthly	(9,786)
Zevia PBC, Class A	UBS AG	(89,240)	01/14/31	0.00%	1D OBFR01	Monthly	(5,949)
Ziff Davis, Inc.	Morgan Stanley & Co. International PLC	(5,744,467)	01/04/27	(0.15)%	1D FEDL01	Monthly	214,829
Zillow Group, Inc., Class A	Bank of America N.A.	(71,057)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,613)
Zillow Group, Inc., Class C	BNP Paribas SA	(18,816,827)	05/17/27	(0.15)%	1D OBFR01	Monthly	(335,868)
Zillow Group, Inc., Class C	UBS AG	(3,426,017)	01/22/31	0.00%	1D OBFR01	Monthly	(70,883)
Zimmer Biomet Holdings, Inc.	Bank of America N.A.	(6,450,816)	02/15/28	(0.15)%	1D OBFR01	Monthly	806,010
Zimmer Biomet Holdings, Inc.	Bank of America N.A.	(2,533,082)	02/15/28	(0.15)%	1D OBFR01	Monthly	290,409
Zimmer Biomet Holdings, Inc.	Barclays Bank PLC	(1,994,592)	02/16/27	(0.15)%	1D OBFR01	Monthly	227,457
Zimmer Biomet Holdings, Inc.	BNP Paribas SA	(703,957)	01/28/28	(0.15)%	1D OBFR01	Monthly	87,957
Zimmer Biomet Holdings, Inc.	SG Americas Securities LLC	(7,484,986)	12/08/27	(0.07)%	1D OBFR01	Monthly	726,386
Zimmer Biomet Holdings, Inc.	UBS AG	(1,838,735)	01/14/31	0.00%	1D OBFR01	Monthly	143,891
Zip Co. Ltd.	Barclays Bank PLC	(136,168)	01/20/27	(0.25)%	1D AONIA	Monthly	1,375
Zip Co. Ltd.	Barclays Bank PLC	(5,169,210)	05/12/27	(0.25)%	1D AONIA	Monthly	52,182
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Zoom Communications, Inc., Class A	Bank of America N.A.	$ (19,717,575)	02/15/28	(0.15)%	1D OBFR01	Monthly	$ (1,799,110)
Zoom Communications, Inc., Class A	Morgan Stanley & Co. International PLC	(5,080,786)	01/06/27	(0.15)%	1D FEDL01	Monthly	(289,083)
Zoom Communications, Inc., Class A	SG Americas Securities LLC	(12,852,127)	12/08/27	(0.15)%	1D OBFR01	Monthly	(2,149,485)
ZOZO, Inc.	Bank of America N.A.	(3,908,140)	03/15/28	(0.15)%	1D P TONA	Monthly	187,111
ZOZO, Inc.	Barclays Bank PLC	(1,256,543)	01/20/27	(0.20)%	1D P TONA	Monthly	11,712
ZOZO, Inc.	Barclays Bank PLC	(10,386,970)	09/09/27	(0.20)%	1D P TONA	Monthly	220,284
ZOZO, Inc.	BNP Paribas SA	(7,687,870)	03/24/27	(0.25)%	1D TONA	Monthly	365,649
Zscaler, Inc.	Bank of America N.A.	(2,928,857)	02/15/28	(0.15)%	1D OBFR01	Monthly	13,125
Zscaler, Inc.	Barclays Bank PLC	(4,514,333)	02/16/27	(0.10)%	1D OBFR01	Monthly	379,095
Zscaler, Inc.	BNP Paribas SA	(3,821,699)	01/28/28	(0.10)%	1D OBFR01	Monthly	88,040
Zscaler, Inc.	UBS AG	(216,953)	01/14/31	0.00%	1D OBFR01	Monthly	546
Zuken, Inc.	Bank of America N.A.	(65,245)	03/15/28	(0.15)%	1D P TONA	Monthly	315
Zurich Insurance Group AG, Class N	SG Americas Securities LLC	(15,543,418)	12/08/27	(0.18)%	SSARON	Monthly	644,524
Total short positions of equity swaps							111,032,904
Total long and short positions of equity swaps							176,919,853
Net dividends and financing fees							(34,143,319)
Total equity swap contracts including dividends and financing fees							$ 142,776,534

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps and Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
OTC Swaps	$ —	$ —	$ 1,456,317,537	$ (1,300,638,792)	$ —
Options Written	N/A	(5,078,171)	909,278	(419,526)	(4,588,419)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 45,528,064	$ —	$ 12,917,502	$ —	$ 58,445,566
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	47,404,284	—	—	47,404,284
Options purchased Investments at value — unaffiliated(b)	—	—	12,489,448	—	—	—	12,489,448
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	1,456,317,537	—	—	—	1,456,317,537
	$ —	$ —	$ 1,514,335,049	$ 47,404,284	$ 12,917,502	$ —	$ 1,574,656,835
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 8,495,948	$ —	$ 11,230,473	$ —	$ 19,726,421
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	33,552,288	—	—	33,552,288

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Options written Options written at value	$ —	$ —	$ 4,588,419	$ —	$ —	$ —	$ 4,588,419
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	1,300,638,792	—	—	—	1,300,638,792
	$ —	$ —	$ 1,313,723,159	$ 33,552,288	$ 11,230,473	$ —	$ 1,358,505,920

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 125,955,085	$ —	$ 13,445,703	$ —	$ 139,400,788
Forward foreign currency exchange contracts	—	—	—	17,515,323	—	—	17,515,323
Options purchased(a)	—	—	(16,013,287)	—	—	—	(16,013,287)
Options written	—	—	13,369,075	—	—	—	13,369,075
Swaps	—	—	857,071,334	—	—	—	857,071,334
	$ —	$ —	$ 980,382,207	$ 17,515,323	$ 13,445,703	$ —	$ 1,011,343,233
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 37,900,701	$ —	$ 2,644,767	$ —	$ 40,545,468
Forward foreign currency exchange contracts	—	—	—	3,527,299	—	—	3,527,299
Options purchased(b)	—	—	(3,588,693)	—	—	—	(3,588,693)
Options written	—	—	489,752	—	—	—	489,752
Swaps	—	—	90,458,448	—	—	—	90,458,448
	$ —	$ —	$ 125,260,208	$ 3,527,299	$ 2,644,767	$ —	$ 131,432,274

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,308,283,637
Average notional value of contracts — short	1,490,274,395
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	1,728,669,574
Average amounts sold — in USD	1,862,704,504
Options:
Average value of option contracts purchased	7,295,437
Average value of option contracts written	2,262,823
Total return swaps:
Average notional value	388,785,990
Equity swaps:
Average notional value — long	21,741,424,661
Average notional value — short	21,894,629,209
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 20,841,273	$ 7,704,326
Forward foreign currency exchange contracts	47,404,284	33,552,288
Options	12,489,448 (a)	4,588,419
Swaps — OTC(b)	1,456,317,537	1,300,638,792
Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,537,052,542	1,346,483,825
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(33,330,721)	(12,292,745)
Total derivative assets and liabilities subject to an MNA	$ 1,503,721,821	$ 1,334,191,080

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 85,522,338	$ (85,522,338)	$ —	$ —	$ —
Barclays Bank PLC	305,033,977	(261,874,058)	—	(11,725,000)	31,434,919
BNP Paribas SA	214,259,957	(212,507,989)	—	(1,751,968)	—
Citibank N.A.	87,480,390	(68,179,449)	—	(19,300,941)	—
Goldman Sachs Bank USA	77,228,607	(43,689,162)	—	—	33,539,445
Goldman Sachs International	10,253,510	(5,454,029)	—	(4,799,481)	—
HSBC Bank PLC	15,202,278	(6,848,176)	(8,354,102)	—	—
JPMorgan Chase Bank N.A.	24,016,030	(19,330,332)	—	—	4,685,698
Morgan Stanley & Co. International PLC	155,797,975	(148,148,691)	—	—	7,649,284
SG Americas Securities LLC	302,917,685	(247,184,756)	—	(55,732,929)	—
UBS AG	226,009,074	(199,096,835)	—	—	26,912,239
	$ 1,503,721,821	$ (1,297,835,815)	$ (8,354,102)	$ (93,310,319)	$ 104,221,585

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Bank of America N.A.	$ 87,734,284	$ (85,522,338)	$ —	$ (2,211,946)	$ —
Barclays Bank PLC	261,874,058	(261,874,058)	—	—	—
BNP Paribas SA	212,507,989	(212,507,989)	—	—	—
Citibank N.A.	68,179,449	(68,179,449)	—	—	—
Goldman Sachs Bank USA	43,689,162	(43,689,162)	—	—	—
Goldman Sachs International	5,454,029	(5,454,029)	—	—	—
HSBC Bank PLC	6,848,176	(6,848,176)	—	—	—
JPMorgan Chase Bank N.A.	19,330,332	(19,330,332)	—	—	—
Morgan Stanley & Co. International PLC	148,148,691	(148,148,691)	—	—	—
SG Americas Securities LLC	247,184,756	(247,184,756)	—	—	—
UBS AG	199,096,835	(199,096,835)	—	—	—
	$ 1,300,047,761	$ (1,297,835,815)	$ —	$ (2,211,946)	$ —

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Global Equity Market Neutral Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
China	$ 34,926,018	$ 38,922,911	$ —	$ 73,848,929
United States	135,163,437	—	—	135,163,437
Preferred Securities
Preferred Stocks	—	—	998,811	998,811
U.S. Government Sponsored Agency Securities	—	40,499,453	—	40,499,453
U.S. Treasury Obligations	—	474,858,140	—	474,858,140
Short-Term Securities
Money Market Funds	1,881,483	—	—	1,881,483
U.S. Treasury Obligations	—	10,164,419,695	—	10,164,419,695
Options Purchased
Equity Contracts	12,489,448	—	—	12,489,448
	$ 184,460,386	$ 10,718,700,199	$ 998,811	$ 10,904,159,396
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 41,590,863	$ 1,460,254,738	$ —	$ 1,501,845,601
Foreign Currency Exchange Contracts	—	47,404,284	—	47,404,284
Interest Rate Contracts	12,917,502	—	—	12,917,502
Liabilities
Equity Contracts	(12,582,074)	(1,301,141,085)	—	(1,313,723,159)
Foreign Currency Exchange Contracts	—	(33,552,288)	—	(33,552,288)
Interest Rate Contracts	(11,230,473)	—	—	(11,230,473)
	$ 30,695,818	$ 172,965,649	$ —	$ 203,661,467

(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
April 30, 2026

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 60,455,262	$ 10,902,277,913
Investments, at value — affiliated(c)	3,588,333	1,881,483
Cash pledged:
Collateral — exchange-traded options written	—	4,780,000
Collateral — OTC derivatives	—	70,821,380
Futures contracts	185,000	141,196,000
Foreign currency, at value(d)	141,443	30,852,974
Receivables:
Investments sold	—	390,792
Options written	—	2,942,318
Securities lending income — affiliated	199	—
Swaps	—	1,961,150,199
Capital shares sold	17,163	61,563,419
Dividends — unaffiliated	96,750	80,549
Dividends — affiliated	9,376	84,263
Interest — unaffiliated	—	4,156,063
From custodian	—	28,520,000
From the Manager	92,891	—
Due from broker	—	13,997
Variation margin on futures contracts	68,161	20,841,273
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	47,404,284
OTC swaps	—	1,456,317,537
Prepaid expenses	56,709	286,073
Total assets	64,711,287	14,735,560,517
LIABILITIES
Bank overdraft	5,381	42,471,231
Due to custodian	81,821	—
Cash received as collateral for OTC derivatives	—	139,336,227
Collateral on securities loaned	37,310	—
Options written, at value(e)	—	4,588,419
Payables:
Investments purchased	—	108,616
Swaps	—	1,800,722,084
Accounting services fees	5,395	187,809
Administration fees	—	455,966
Capital shares redeemed	2,222	35,651,673
Custodian fees	23,732	193,419
Deferred foreign capital gain tax	50,722	—
Investment advisory fees	—	9,930,941
Trustees’ and Officer’s fees	1,695	7,574
Other accrued expenses	11,194	37,746
Professional fees	74,470	100,822
Service and distribution fees	1,607	212,840
Transfer agent fees	4,838	1,918,356
Variation margin on futures contracts	—	7,704,326

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
April 30, 2026
	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund
Unrealized depreciation on:
Forward foreign currency exchange contracts	$ —	$ 33,552,288
OTC swaps	—	1,300,638,792
Total liabilities	300,387	3,377,819,129
Commitments and contingent liabilities
NET ASSETS	$ 64,410,900	$ 11,357,741,388
NET ASSETS CONSIST OF
Paid-in capital	$ 79,448,643	$ 10,256,515,139
Accumulated earnings (loss)	(15,037,743)	1,101,226,249
NET ASSETS	$ 64,410,900	$ 11,357,741,388
(a) Investments, at cost—unaffiliated	$43,249,961	$10,839,473,530
(b) Securities loaned, at value	$35,764	$—
(c) Investments, at cost—affiliated	$3,588,333	$1,881,483
(d) Foreign currency, at cost	$142,150	$30,853,950
(e) Premiums received	$—	$5,078,171
Statements of Assets and Liabilities

Statements of Assets and Liabilities  (continued)
April 30, 2026

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund
NET ASSET VALUE
Institutional
Net assets	$ 6,743,971	$ 8,708,026,520
Shares outstanding	465,647	556,308,941
Net asset value	$ 14.48	$ 15.65
Shares authorized	Unlimited	Unlimited
Par value	$0.001	$0.001
Investor A
Net assets	$ 4,969,900	$ 988,878,481
Shares outstanding	350,741	64,715,997
Net asset value	$ 14.17	$ 15.28
Shares authorized	Unlimited	Unlimited
Par value	$0.001	$0.001
Investor C
Net assets	$ 826,327	$ 34,824,805
Shares outstanding	61,920	2,506,623
Net asset value	$ 13.35	$ 13.89
Shares authorized	Unlimited	Unlimited
Par value	$0.001	$0.001
Class K
Net assets	$ 51,870,702	$ 1,626,011,582
Shares outstanding	3,581,340	103,422,498
Net asset value	$ 14.48	$ 15.72
Shares authorized	Unlimited	Unlimited
Par value	$0.001	$0.001
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Operations
Year Ended April 30, 2026

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund
INVESTMENT INCOME
Dividends — unaffiliated	$1,459,548	$950,220
Dividends — affiliated	122,801	1,826,572
Interest — unaffiliated	6,514	280,040,649
Securities lending income — affiliated — net	4,024	—
Foreign taxes withheld	(160,832)	(3,285)
Total investment income	1,432,055	282,814,156
EXPENSES
Investment advisory	444,122	85,674,205
Custodian	269,349	749,043
Professional	172,766	202,256
Registration	63,748	714,798
Accounting services	26,602	958,190
Administration	23,594	2,617,410
Transfer agent — class specific	18,084	7,530,965
Service and distribution — class specific	16,692	1,678,701
Administration — class specific	11,103	1,495,329
Printing and postage	11,039	34,231
Trustees and Officer	8,379	74,556
Miscellaneous	23,955	247,429
Total expenses excluding interest expense	1,089,433	101,977,113
Interest expense — unaffiliated	7,154	46,415
Total expenses	1,096,587	102,023,528
Less:
Administration fees waived	(23,594)	—
Administration fees waived by the Manager — class specific	(11,102)	(620,601)
Fees waived and/or reimbursed by the Manager	(557,836)	(36,458)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(11,486)	(490,700)
Total expenses after fees waived and/or reimbursed	492,569	100,875,769
Net investment income	939,486	181,938,387
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	9,295,746	22,737,716
Investments — affiliated	16	—
Forward foreign currency exchange contracts	662	17,515,323
Foreign currency transactions	(21,068)	(10,752,946)
Futures contracts	2,883,348	139,400,788
Options written	—	13,369,075
Swaps	—	857,071,334
	12,158,704	1,039,341,290
Statements of Operations

Statements of Operations  (continued)
Year Ended April 30, 2026
	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	$10,321,692	$35,044,084
Investments — affiliated	(19)	—
Forward foreign currency exchange contracts	—	3,527,299
Foreign currency translations	(4,952)	1,410,572
Futures contracts	(1,368,903)	40,545,468
Options written	—	489,752
Swaps	—	90,458,448
	8,947,818	171,475,623
Net realized and unrealized gain	21,106,522	1,210,816,913
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,046,008	$1,392,755,300
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(65,656)	$—
(b) Net of reduction in deferred foreign capital gain tax of	$21,007	$—
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Advantage Emerging Markets Fund		BlackRock Global Equity Market Neutral Fund
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/26	Year Ended 04/30/25

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$939,486	$2,746,142	$181,938,387	$88,942,300
Net realized gain (loss)	12,158,704	(2,600,772)	1,039,341,290	275,095,201
Net change in unrealized appreciation (depreciation)	8,947,818	2,979,402	171,475,623	97,387,054
Net increase in net assets resulting from operations	22,046,008	3,124,772	1,392,755,300	461,424,555
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(280,601)	(121,001)	(475,836,974)	(245,288,129)
Investor A	(177,446)	(84,633)	(42,976,441)	(24,168,230)
Investor C	(26,357)	(8,427)	(1,809,625)	(1,361,145)
Class K	(1,995,783)	(1,947,845)	(83,765,540)	(29,600,803)
Decrease in net assets resulting from distributions to shareholders	(2,480,187)	(2,161,906)	(604,388,580)	(300,418,307)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(756,851)	(46,585,849)	5,790,338,227	2,771,062,032
NET ASSETS
Total increase (decrease) in net assets	18,808,970	(45,622,983)	6,578,704,947	2,932,068,280
Beginning of year	45,601,930	91,224,913	4,779,036,441	1,846,968,161
End of year	$64,410,900	$45,601,930	$11,357,741,388	$4,779,036,441

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund
	Institutional
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22

Net asset value, beginning of year	$10.19	$9.90	$9.29	$10.11	$13.24
Net investment income(a)	0.20	0.25	0.20	0.28	0.20
Net realized and unrealized gain (loss)	4.65	0.28	0.60	(0.75)	(3.17)
Net increase (decrease) from investment operations	4.85	0.53	0.80	(0.47)	(2.97)
Distributions from net investment income(b)	(0.56)	(0.24)	(0.19)	(0.35)	(0.16)
Net asset value, end of year	$14.48	$10.19	$9.90	$9.29	$10.11
Total Return(c)
Based on net asset value	49.07%	5.32%	8.76%	(4.57)%	(22.62)%
Ratios to Average Net Assets(d)
Total expenses	2.03%	1.35%	1.43%	1.48%	1.19%
Total expenses after fees waived and/or reimbursed	0.88%	0.85%	0.85%	0.85%	0.85%
Total expenses after fees waived and/or reimbursed and excluding interest expense and excluding professional fees for foreign withholding taxes	0.87%	0.85%	0.85%	0.85%	0.85%
Net investment income	1.65%	2.43%	2.14%	3.00%	1.62%
Supplemental Data
Net assets, end of year (000)	$6,744	$4,753	$5,598	$6,362	$9,583
Portfolio turnover rate	224%	274%	162%	159%	183%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Investor A
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22

Net asset value, beginning of year	$9.98	$9.70	$9.11	$9.93	$13.00
Net investment income(a)	0.16	0.21	0.17	0.23	0.15
Net realized and unrealized gain (loss)	4.56	0.28	0.58	(0.72)	(3.09)
Net increase (decrease) from investment operations	4.72	0.49	0.75	(0.49)	(2.94)
Distributions from net investment income(b)	(0.53)	(0.21)	(0.16)	(0.33)	(0.13)
Net asset value, end of year	$14.17	$9.98	$9.70	$9.11	$9.93
Total Return(c)
Based on net asset value	48.69%	5.01%	8.38%	(4.84)%	(22.83)%
Ratios to Average Net Assets(d)
Total expenses	2.40%	1.70%	1.77%	1.87%	1.52%
Total expenses after fees waived and/or reimbursed	1.19%	1.15%	1.15%	1.15%	1.15%
Total expenses after fees waived and/or reimbursed and excluding interest expense and excluding professional fees for foreign withholding taxes	1.17%	1.15%	1.15%	1.15%	1.15%
Net investment income	1.37%	2.12%	1.81%	2.54%	1.29%
Supplemental Data
Net assets, end of year (000)	$4,970	$3,380	$4,256	$4,428	$5,246
Portfolio turnover rate	224%	274%	162%	159%	183%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Investor C
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22

Net asset value, beginning of year	$9.43	$9.18	$8.65	$9.46	$12.36
Net investment income(a)	0.07	0.13	0.09	0.15	0.07
Net realized and unrealized gain (loss)	4.30	0.26	0.55	(0.68)	(2.96)
Net increase (decrease) from investment operations	4.37	0.39	0.64	(0.53)	(2.89)
Distributions from net investment income(b)	(0.45)	(0.14)	(0.11)	(0.28)	(0.01)
Net asset value, end of year	$13.35	$9.43	$9.18	$8.65	$9.46
Total Return(c)
Based on net asset value	47.64%	4.22%	7.53%	(5.51)%	(23.40)%
Ratios to Average Net Assets(d)
Total expenses	3.12%	2.47%	2.58%	2.75%	2.43%
Total expenses after fees waived and/or reimbursed	1.94%	1.90%	1.90%	1.90%	1.90%
Total expenses after fees waived and/or reimbursed and excluding interest expense and excluding professional fees for foreign withholding taxes	1.92%	1.90%	1.90%	1.90%	1.90%
Net investment income	0.62%	1.35%	1.05%	1.72%	0.61%
Supplemental Data
Net assets, end of year (000)	$826	$558	$562	$430	$282
Portfolio turnover rate	224%	274%	162%	159%	183%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Class K
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22

Net asset value, beginning of year	$10.17	$9.90	$9.29	$10.11	$13.24
Net investment income(a)	0.21	0.26	0.20	0.29	0.20
Net realized and unrealized gain (loss)	4.66	0.25	0.60	(0.76)	(3.16)
Net increase (decrease) from investment operations	4.87	0.51	0.80	(0.47)	(2.96)
Distributions from net investment income(b)	(0.56)	(0.24)	(0.19)	(0.35)	(0.17)
Net asset value, end of year	$14.48	$10.17	$9.90	$9.29	$10.11
Total Return(c)
Based on net asset value	49.42%	5.15%	8.80%	(4.53)%	(22.59)%
Ratios to Average Net Assets(d)
Total expenses	1.91%	1.23%	1.34%	1.38%	1.13%
Total expenses after fees waived and/or reimbursed	0.85%	0.81%	0.81%	0.81%	0.81%
Total expenses after fees waived and/or reimbursed and excluding interest expense and excluding professional fees for foreign withholding taxes	0.83%	0.81%	0.81%	0.81%	0.81%
Net investment income	1.74%	2.50%	2.13%	3.07%	1.63%
Supplemental Data
Net assets, end of year (000)	$51,871	$36,911	$80,809	$73,416	$126,023
Portfolio turnover rate	224%	274%	162%	159%	183%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund
	Institutional
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22

Net asset value, beginning of year	$14.44	$14.02	$12.19	$11.49	$11.98
Net investment income (loss)(a)	0.36	0.45	0.47	0.14	(0.15)
Net realized and unrealized gain (loss)	2.16	1.76	2.30	0.56	(0.20)
Net increase (decrease) from investment operations	2.52	2.21	2.77	0.70	(0.35)
Distributions(b)
From net investment income	(1.03)	(1.79)	(0.94)	—	—
From net realized gain	(0.28)	—	—	—	(0.14)
Total distributions	(1.31)	(1.79)	(0.94)	—	(0.14)
Net asset value, end of year	$15.65	$14.44	$14.02	$12.19	$11.49
Total Return(c)
Based on net asset value	18.68%	16.96%	23.64%	6.09%	(2.94)%(d)
Ratios to Average Net Assets(e)
Total expenses	1.36%	1.42%	1.54%	1.57%	1.58%
Total expenses after fees waived and/or reimbursed	1.34%	1.34%	1.34%	1.34%	1.36%
Net investment income (loss)	2.44%	3.22%	3.61%	1.24%	(1.29)%
Supplemental Data
Net assets, end of year (000)	$8,708,027	$3,748,126	$1,502,122	$565,027	$565,502
Portfolio turnover rate(f)	113%	44%	27%	79%	31%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund (continued)
	Investor A
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22

Net asset value, beginning of year	$14.13	$13.77	$11.96	$11.30	$11.82
Net investment income (loss)(a)	0.31	0.41	0.27	0.11	(0.18)
Net realized and unrealized gain (loss)	2.12	1.72	2.43	0.55	(0.20)
Net increase (decrease) from investment operations	2.43	2.13	2.70	0.66	(0.38)
Distributions(b)
From net investment income	(1.00)	(1.77)	(0.89)	—	—
From net realized gain	(0.28)	—	—	—	(0.14)
Total distributions	(1.28)	(1.77)	(0.89)	—	(0.14)
Net asset value, end of year	$15.28	$14.13	$13.77	$11.96	$11.30
Total Return(c)
Based on net asset value	18.43%	16.66%	23.42%	5.84%	(3.23)%(d)
Ratios to Average Net Assets(e)
Total expenses	1.64%	1.70%	1.79%	1.83%	1.86%
Total expenses after fees waived and/or reimbursed	1.59%	1.59%	1.59%	1.59%	1.61%
Net investment income (loss)	2.16%	2.97%	2.09%	1.00%	(1.54)%
Supplemental Data
Net assets, end of year (000)	$988,878	$339,098	$118,392	$22,462	$25,229
Portfolio turnover rate(f)	113%	44%	27%	79%	31%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund (continued)
	Investor C
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22

Net asset value, beginning of year	$12.98	$12.77	$11.18	$10.64	$11.22
Net investment income (loss)(a)	0.19	0.35	0.34	0.03	(0.25)
Net realized and unrealized gain (loss)	1.92	1.53	2.07	0.51	(0.19)
Net increase (decrease) from investment operations	2.11	1.88	2.41	0.54	(0.44)
Distributions(b)
From net investment income	(0.92)	(1.67)	(0.82)	—	—
From net realized gain	(0.28)	—	—	—	(0.14)
Total distributions	(1.20)	(1.67)	(0.82)	—	(0.14)
Net asset value, end of year	$13.89	$12.98	$12.77	$11.18	$10.64
Total Return(c)
Based on net asset value	17.54%	15.87%	22.35%	5.08%	(3.95)%(d)
Ratios to Average Net Assets(e)
Total expenses	2.30%	2.37%	2.51%	2.63%	2.64%
Total expenses after fees waived and/or reimbursed	2.30%	2.34%	2.34%	2.34%	2.36%
Net investment income (loss)	1.46%	2.79%	2.88%	0.25%	(2.30)%
Supplemental Data
Net assets, end of year (000)	$34,825	$14,265	$9,786	$5,281	$4,386
Portfolio turnover rate(f)	113%	44%	27%	79%	31%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund (continued)
	Class K
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22

Net asset value, beginning of year	$14.49	$14.06	$12.23	$11.52	$12.00
Net investment income (loss)(a)	0.38	0.40	0.50	0.19	(0.14)
Net realized and unrealized gain (loss)	2.16	1.83	2.28	0.52	(0.20)
Net increase (decrease) from investment operations	2.54	2.23	2.78	0.71	(0.34)
Distributions(b)
From net investment income	(1.03)	(1.80)	(0.95)	—	—
From net realized gain	(0.28)	—	—	—	(0.14)
Total distributions	(1.31)	(1.80)	(0.95)	—	(0.14)
Net asset value, end of year	$15.72	$14.49	$14.06	$12.23	$11.52
Total Return(c)
Based on net asset value	18.84%	17.03%	23.66%	6.16%	(2.85)%(d)
Ratios to Average Net Assets(e)
Total expenses	1.24%	1.31%	1.44%	1.48%	1.51%
Total expenses after fees waived and/or reimbursed	1.24%	1.29%	1.29%	1.29%	1.31%
Net investment income (loss)	2.56%	2.83%	3.89%	1.59%	(1.24)%
Supplemental Data
Net assets, end of year (000)	$1,626,012	$677,547	$216,669	$123,399	$7,080
Portfolio turnover rate(f)	113%	44%	27%	79%	31%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock Advantage Emerging Markets Fund	Advantage Emerging Markets	Diversified
BlackRock Global Equity Market Neutral Fund	Global Equity Market Neutral	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors.  Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Certain Russian securities held by BlackRock Advantage Emerging Markets Fund declared dividends during the period.  However, there is no assurance these dividends can be collected by the Fund due to restrictions imposed by the Russian government. As a result, the Fund has not recognized investment income associated with these Russian securities. Any future recognition of these dividend payments, or other dividends of Russian securities declared in prior periods subject to the same or similar restrictions imposed by Russia or other government agencies, could have a material accretive effect on the Fund’s net asset value per share.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager  as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Notes to Financial Statements

Notes to Financial Statements  (continued)

•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Advantage Emerging Markets’s securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Advantage Emerging Markets
SG Americas Securities LLC	$ 1,001	$ (1,001)	$ —	$ —
TD Securities (USA) LLC	34,763	(34,763)	—	—
	$ 35,764	$ (35,764)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
Notes to Financial Statements

Notes to Financial Statements  (continued)

5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
•Equity and Total return swaps — Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
Notes to Financial Statements

Notes to Financial Statements  (continued)

6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	Advantage Emerging Markets	Global Equity Market Neutral
First $1 billion	0.80%	1.25%
$1 billion — $3 billion	0.75	1.18
$3 billion — $5 billion	0.72	1.13
$5 billion — $10 billion	0.70	1.09
Greater than $10 billion	0.68	1.06
With respect to Global Equity Market Neutral, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Global Equity Market Neutral to the Manager.
Service and Distribution Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended April 30, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Total
Advantage Emerging Markets	$ 10,008	$ 6,684	$ 16,692
Global Equity Market Neutral	1,450,580	228,121	1,678,701
Administration:  The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million — $1 billion	0.0400
$1 billion — $2 billion	0.0375
$2 billion — $4 billion	0.0350
$4 billion — $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended April 30, 2026, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$ 1,196	$ 801	$ 134	$ 8,972	$ 11,103
Global Equity Market Neutral	1,170,954	116,046	4,562	203,767	1,495,329
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended April 30, 2026, the Funds did not pay any amounts to affiliates in return for these services.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended April 30, 2026, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$ 90	$ 485	$ 104	$ 219	$ 898
Global Equity Market Neutral	6,821	1,898	191	1,353	10,263
For the year ended April 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$ 7,153	$ 8,388	$ 1,285	$ 1,258	$ 18,084
Global Equity Market Neutral	6,668,609	845,733	13,794	2,829	7,530,965
Other Fees:  For the year ended April 30, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
Advantage Emerging Markets	$ 795
Global Equity Market Neutral	28,933
For the year ended April 30, 2026, affiliates received CDSCs as follows:
Fund Name	Investor C
Advantage Emerging Markets	$ 200
Global Equity Market Neutral	6,684
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended April 30, 2026, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Advantage Emerging Markets	$ 2,650
Global Equity Market Neutral	36,458
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  For the year ended April 30, 2026, there were no fees waived by the Manager pursuant to this arrangement.
With respect to Advantage Emerging Markets, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit other expenses (“expense limitation”) through June 30, 2027. Other expenses include accounting, administration, transfer agency, custody, professional and registration fees and exclude dividend expense, interest expense, and certain other fund expenses that constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitations as a percentage of average daily net assets are as follows:
Fund Name/Share Class	Expense Limitation
Advantage Emerging Markets
Institutional	0.05%
Investor A	0.10
Investor C	0.10
Class K	0.01
With respect to Global Equity Market Neutral, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name/Share Class	Expense Limitation
Global Equity Market Neutral
Institutional	1.34%
Investor A	1.59
Investor C	2.34
Class K	1.29
Notes to Financial Statements

Notes to Financial Statements  (continued)

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  For the year ended April 30, 2026, amounts included in the Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Advantage Emerging Markets	$ 555,186

Fund Name	Administration Fees Waived
Advantage Emerging Markets	$ 23,594
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager— class specific, respectively, in the Statements of Operations. For the year ended April 30, 2026, class specific expense waivers and/or reimbursements were as follows:
	Administration Fees Waived by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$ 1,197	$ 801	$ 133	$ 8,971	$ 11,102
Global Equity Market Neutral	505,531	115,070	—	—	620,601

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$ 4,760	$ 4,785	$ 684	$ 1,257	$ 11,486
Global Equity Market Neutral	344,375	146,325	—	—	490,700
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, Advantage Emerging Markets retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, Advantage Emerging Markets, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for each Fund for the calendar year ended December 31, 2025.
The share of securities lending income earned by the Advantage Emerging Markets is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended April 30, 2026, Advantage Emerging Markets paid BIM $765 for securities lending agent services.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Other Transactions:  The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended April 30, 2026, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Advantage Emerging Markets	$2,844,026	$2,996,532	$302,244
7.
 PURCHASES AND SALES
For the year ended April 30, 2026, purchases and sales of investments, excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
Advantage Emerging Markets	$ —	$ —	$ 115,464,565	$ 115,352,594
Global Equity Market Neutral	475,499,199	362,688,689	341,138,937	293,560,109
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 04/30/26	Year Ended 04/30/25
Advantage Emerging Markets
Ordinary income	$ 2,480,187	$ 2,161,906
Global Equity Market Neutral
Ordinary income	$ 542,728,979	$ 300,418,307
Long-term capital gains	61,659,601	—
	$ 604,388,580	$ 300,418,307
As of April 30, 2026, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Advantage Emerging Markets	$ 204,850	$ —	$ (30,814,625)	$ 15,572,032	$ (15,037,743)
Global Equity Market Neutral	968,954,676	45,849,991	—	86,421,582	1,101,226,249

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains on constructive sales, the accounting for swap agreements and the characterization of corporate actions.

During the year ended April 30, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
Fund Name	Utilized
Advantage Emerging Markets	$ 7,884,500
Notes to Financial Statements

Notes to Financial Statements  (continued)

As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Advantage Emerging Markets	$ 48,420,563	$ 19,792,571	$ (4,169,539)	$ 15,623,032
Global Equity Market Neutral	10,841,358,240	1,454,649,696	(1,368,258,954)	86,390,742
9.
  BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended April 30, 2026, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements  and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded options purchased, exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Notes to Financial Statements

Notes to Financial Statements  (continued)

11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 04/30/26		Year Ended 04/30/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Advantage Emerging Markets
Institutional
Shares sold	89,214	$ 1,036,742	17,424	$ 181,690
Shares issued in reinvestment of distributions	24,270	279,987	11,731	120,708
Shares redeemed	(114,454)	(1,408,585)	(128,106)	(1,299,483)
	(970)	$ (91,856)	(98,951)	$ (997,085)
Investor A
Shares sold	131,558	$ 1,660,996	46,131	$ 480,989
Shares issued in reinvestment of distributions	15,630	176,364	8,314	83,881
Shares redeemed	(135,207)	(1,634,175)	(154,389)	(1,556,148)
	11,981	$ 203,185	(99,944)	$ (991,278)
Investor C
Shares sold	9,021	$ 103,590	7,575	$ 72,889
Shares issued in reinvestment of distributions	2,480	26,357	882	8,427
Shares redeemed and automatic conversion of shares	(8,782)	(96,427)	(10,421)	(100,275)
	2,719	$ 33,520	(1,964)	$ (18,959)
Class K
Shares sold	1,463,396	$ 16,550,355	9,512,774	$ 98,615,757
Shares issued in reinvestment of distributions	172,798	1,995,727	189,284	1,947,828
Shares redeemed	(1,684,002)	(19,447,782)	(14,235,861)	(145,142,112)
	(47,808)	$ (901,700)	(4,533,803)	$ (44,578,527)
	(34,078)	$ (756,851)	(4,734,662)	$ (46,585,849)

	Year Ended 04/30/26		Year Ended 04/30/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Global Equity Market Neutral
Institutional
Shares sold	390,424,206	$ 5,732,176,804	199,022,323	$ 2,779,255,266
Shares issued in reinvestment of distributions	30,495,035	428,810,845	15,230,424	207,511,498
Shares redeemed	(124,212,052)	(1,812,258,013)	(61,818,882)	(861,867,245)
	296,707,189	$ 4,348,729,636	152,433,865	$ 2,124,899,519
Investor A
Shares sold	42,894,712	$ 613,141,756	15,346,476	$ 208,878,186
Shares issued in reinvestment of distributions	3,104,371	42,714,630	1,794,809	23,968,007
Shares redeemed	(5,281,897)	(75,487,553)	(1,743,007)	(23,787,568)
	40,717,186	$ 580,368,833	15,398,278	$ 209,058,625
Investor C
Shares sold	1,470,927	$ 19,225,997	450,866	$ 5,664,178
Shares issued in reinvestment of distributions	142,900	1,792,094	110,469	1,361,145
Shares redeemed and automatic conversion of shares	(206,356)	(2,697,504)	(228,207)	(2,867,206)
	1,407,471	$ 18,320,587	333,128	$ 4,158,117
Class K
Shares sold	87,004,235	$ 1,286,791,243	36,592,409	$ 505,709,433
Shares issued in reinvestment of distributions	4,431,625	62,401,523	525,446	7,185,430
Shares redeemed	(34,768,674)	(506,273,595)	(5,771,944)	(79,949,092)
	56,667,186	$ 842,919,171	31,345,911	$ 432,945,771
	395,499,032	$ 5,790,338,227	199,511,182	$ 2,771,062,032
As of April 30, 2026, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Class K
Global Equity Market Neutral	194,370

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Advantage Emerging Markets Fund and BlackRock Global Equity Market Neutral Fund and the Board of Trustees of BlackRock FundsSM:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Advantage Emerging Markets Fund and BlackRock Global Equity Market Neutral Fund of BlackRock FundsSM (the “Funds”), including the schedules of investments, as of April 30, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

2026 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2026:
Fund Name	Qualified Dividend Income
Advantage Emerging Markets	$ 763,272
Global Equity Market Neutral	950,220
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended April 30, 2026:
Fund Name	20% Rate Long-Term Capital Gain Dividends
Global Equity Market Neutral	$ 61,659,601
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended April 30, 2026:
Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
Advantage Emerging Markets	$ 1,086,388	$ 216,328
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended April 30, 2026:
Fund Name	Federal Obligation Interest
Advantage Emerging Markets	$ 46,073
Global Equity Market Neutral	256,389,608
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2026 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
Advantage Emerging Markets	0.07%
Global Equity Market Neutral	0.08
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2026:
Fund Name	Interest Dividends
Advantage Emerging Markets	$ 89,638
Global Equity Market Neutral	258,912,477
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2026:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
Advantage Emerging Markets	$ 91,514	$ —
Global Equity Market Neutral	257,960,398	79,292,827

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2026 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited(a)
Edinburgh, EH3 5PP
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
(a) For Global Equity Market Neutral.
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
1D AONIA	AUD - 1D Overnight Reserve Bank of Australia Rate
1D CORRA	CAD - 1D Overnight Bank of Canada Repo Rate
1D ESTR	EUR - 1D Euro Short Term Rate
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D HIBOR	HKD - 1D Overnight Hong Kong Interbank Offer rate
1D NZOCO	NZD - 1D New Zealand Official Overnight Deposit Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
1D P TONA	JPY - Provisional 1D Overnight Tokyo Average Rate
1D SONIA	GBP - 1D Sterling Overnight Index Average
1D STIBOR	SEK - 1D Overnight Stockholm Interbank Offer Rate
1D TONA	JPY - 1D Overnight Tokyo Average Rate
1M BBR	NZD - 1M New Zealand Bank Bill Rate
1W CIBOR	DKK - 1W Copenhagen Interbank Swap Rate
ADR	American Depositary Receipt
AGC	Assured Guaranty Corp.
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BBR	Bank Bill Rate
CABROVER	Bank of Canada Overnight Rate Target
CDI	CREST Depository Interest
CIBOR	Copenhagen Interbank Offered Rate
CME	Chicago Mercantile Exchange
CORRA	Overnight Bank of Canada Repo Rate
CVA	Certificaten Van Aandelen (Dutch Certificate)
CVR	Contingent Value Right
DESTR	DKK - Denmark Short-Term Rate
ESTR	Euro Short Term Rate
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
HIBOR	Hong Kong Interbank Offered Rate
HONIA	HKD - Overnight Index Average
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
NOWA	NOK - Norwegian Overnight Weighted Average
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PILOT	Payment in Lieu of Taxes
PJSC	Public Joint Stock Company
PR	Prerefunded
RB	Revenue Bonds
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SAP	Subject to Appropriations

2026 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements (continued)

Portfolio Abbreviation (continued)
SCA	Societe en Commandite par Actions
SG	Syncora Guarantee
SHIR	ILS - Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depository Receipt
SSARON	Swiss Average Overnight Rate
ST	Special Tax
STIBOR	Stockholm Interbank Offered Rate
TN STIBOR	SEK - TN Stockholm Interbank Offer Rate
Glossary of Terms Used in these Financial Statements

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: June 23, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: June 23, 2026